UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial Officer

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item1. Schedule of Investments

Table of Contents

PIMCO All Asset All Authority Fund	PIMCO Real Return Fund

PIMCO All Asset Fund	PIMCO RealEstateRealReturn Strategy Fund

PIMCO California Intermediate Municipal Bond Fund	PIMCO RealRetirement® 2015 Fund

PIMCO California Municipal Bond Fund	PIMCO RealRetirement® 2020 Fund

PIMCO California Short Duration Municipal Income Fund	PIMCO RealRetirement® 2025 Fund

PIMCO CommoditiesPLUS® Strategy Fund	PIMCO RealRetirement® 2030 Fund

PIMCO CommodityRealReturn® Strategy Fund	PIMCO RealRetirement® 2035 Fund

PIMCO Convertible Fund	PIMCO RealRetirement® 2040 Fund

PIMCO Credit Absolute Return Fund	PIMCO RealRetirement® 2045 Fund

PIMCO Diversified Income Fund	PIMCO RealRetirement® 2050 Fund

PIMCO EM Fundamental lndexPLUS® AR Strategy Fund	PIMCO RealRetirement® 2055 Fund

PIMCO Emerging Local Bond Fund	PIMCO RealRetirement Income® and Distribution Fund

PIMCO Emerging Markets Bond Fund	PIMCO Senior Floating Rate Fund

PIMCO Emerging Markets Corporate Bond Fund	PIMCO Short Asset Investment Fund

PIMCO Emerging Markets Currency Fund	PIMCO Short Duration Municipal Income Fund

PIMCO Emerging Markets Full Spectrum Bond Fund	PIMCO Short-Term Fund

PIMCO EMG Intl Low Volatility RAFI® -PLUS AR Fund	PIMCO Small Cap StocksPLUS® AR Strategy Fund

PIMCO Extended Duration Fund	PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund

PIMCO Floating Income Fund	PIMCO StocksPLUS® Absolute Return Fund

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® AR Short Strategy Fund

PIMCO Foreign Bond Fund (Unhedged)	PIMCO StocksPLUS® Fund

PIMCO Fundamental Advantage Absolute Return Strategy Fund	PIMCO StocksPLUS® Long Duration Fund

PIMCO Fundamental IndexPLUS® AR Fund	PIMCO Tax Managed Real Return Fund

PIMCO Global Advantage Strategy Bond Fund	PIMCO Total Return Fund

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	PIMCO Total Return Fund II

PIMCO Global Bond Fund (Unhedged)	PIMCO Total Return Fund III

PIMCO Global Multi-Asset Fund	PIMCO Total Return Fund IV

PIMCO GNMA Fund	PIMCO TRENDS Managed Futures Strategy Fund

PIMCO Government Money Market Fund	PIMCO Unconstrained Bond Fund

PIMCO High Yield Fund	PIMCO Unconstrained Tax Managed Bond Fund

PIMCO High Yield Municipal Bond Fund	PIMCO Worldwide Fundamental Advantage AR Strategy Fund

PIMCO High Yield Spectrum Fund	PIMCO Worldwide Long/Short Fundamental Strategy Fund

PIMCO Income Fund	PIMCO Asset-Backed Securities Portfolio

PIMCO Inflation Response Multi-Asset Fund	PIMCO Developing Local Markets Portfolio

PIMCO International Fundamental IndexPLUS® AR Strategy Fund	PIMCO Emerging Markets Portfolio

PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	PIMCO FX Strategy Portfolio

PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	PIMCO High Yield Portfolio

PIMCO Intl Low Volatility RAFI® -PLUS AR Fund	PIMCO International Portfolio

PIMCO Investment Grade Corporate Bond Fund	PIMCO Investment Grade Corporate Portfolio

PIMCO Long Duration Total Return Fund	PIMCO Long Duration Corporate Bond Portfolio

PIMCO Long-Term Credit Fund	PIMCO Low Duration Portfolio

PIMCO Long-Term U.S. Government Fund	PIMCO Moderate Duration Portfolio

PIMCO Low Duration Fund	PIMCO Mortgage Portfolio

PIMCO Low Duration Fund II	PIMCO Municipal Sector Portfolio - (Fund has Ribs adj.)

PIMCO Low Duration Fund III	PIMCO Real Return Portfolio

PIMCO Low Volatility RAFI® -PLUS AR Fund	PIMCO Senior Floating Rate Portfolio

PIMCO Moderate Duration Fund	PIMCO Short-Term Floating NAV Portfolio

PIMCO Money Market Fund	PIMCO Short-Term Floating NAV Portfolio II

PIMCO Mortgage Opportunities Fund	PIMCO Short-Term Floating NAV Portfolio III

PIMCO Mortgage-Backed Securities Fund	PIMCO Short-Term Portfolio

PIMCO Multi-Strategy Alternative Fund	PIMCO U.S. Government Sector Portfolio

PIMCO Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO Real Return Asset Fund

Schedule of Investments

PIMCO All Asset All Authority Fund

December 31, 2014 (Unaudited)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		$720

Total Short-Term Instruments (Cost $720)		720

Total Investments in Securities (Cost $720)		720

	SHARES
INVESTMENTS IN AFFILIATES 144.2%
MUTUAL FUNDS (a) 143.8%
PIMCO CommoditiesPLUS® Strategy Fund	117,871,637	905,254
PIMCO CommodityRealReturn Strategy Fund®	145,522,650	651,941
PIMCO Credit Absolute Return Fund	22,287,043	221,533
PIMCO Diversified Income Fund	1,870,869	19,962
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	128,251,394	1,222,236
PIMCO Emerging Local Bond Fund	247,050,279	2,055,458
PIMCO Emerging Markets Bond Fund	27,887,710	282,781
PIMCO Emerging Markets Corporate Bond Fund	10,877,567	115,302
PIMCO Emerging Markets Currency Fund	215,048,020	1,991,345
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	216,300,607	2,104,605
PIMCO EqS Pathfinder Fund®	25,861,491	239,219
PIMCO EqS® Dividend Fund	79,718	577
PIMCO EqS® Emerging Markets Fund	126,470	1,077
PIMCO EqS® Long/Short Fund	10,569,811	123,667
PIMCO Floating Income Fund	3,140,911	25,850
PIMCO Foreign Bond Fund (Unhedged)	8,396,543	82,958
PIMCO Fundamental Advantage Absolute Return Strategy Fund	153,599,546	563,710
PIMCO Fundamental IndexPLUS® AR Fund	19,761,850	130,626
PIMCO Global Advantage® Strategy Bond Fund	1,148,594	12,210
PIMCO Government Money Market Fund	300,000,588	300,001
PIMCO High Yield Fund	51,175,908	467,748
PIMCO High Yield Spectrum Fund	83,834,547	842,537
PIMCO Income Fund	119,050,815	1,467,897
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	71,139,733	624,607
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	32,302	245
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	138,925,470	1,350,356
PIMCO Investment Grade Corporate Bond Fund	39,170,102	413,245
PIMCO Long Duration Total Return Fund	27,313,584	327,763
PIMCO Long-Term Credit Fund	23,853,459	308,187
PIMCO Long-Term U.S. Government Fund	16,512,849	183,953
PIMCO Low Duration Fund	72,210,747	724,996
PIMCO Low Volatility RAFI®-PLUS AR Fund	50,471,799	549,638
PIMCO Mortgage Opportunities Fund	15,840,812	175,516
PIMCO Real Return Asset Fund	33,115,456	277,176
PIMCO Real Return Fund	32,576,456	355,735
PIMCO RealEstateRealReturn Strategy Fund	138,538,283	543,070
PIMCO Senior Floating Rate Fund	119,905,878	1,199,059
PIMCO Short-Term Fund	16,987	166
PIMCO Small Cap StocksPLUS® AR Strategy Fund	24,677	226
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	12,985,327	157,642
PIMCO StocksPLUS® Absolute Return Fund	34,117	328
PIMCO StocksPLUS® AR Short Strategy Fund	1,476,610,258	3,529,098
PIMCO StocksPLUS® Fund	11,348	107
PIMCO Total Return Fund	52,064,681	555,009
PIMCO TRENDS Managed Futures Strategy Fund	4,930,269	53,838
PIMCO Unconstrained Bond Fund	53,935,113	602,995
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	157,343,092	1,501,053
PIMCO Worldwide Long/Short Fundamental Strategy Fund	66,985,318	651,097

Total Mutual Funds (Cost $30,998,012)		27,913,599

EXCHANGE-TRADED FUNDS 0.4%
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	440,000	20,156

PIMCO Low Duration Active Exchange-Traded Fund	541,301	54,282

Total Exchange-Traded Funds (Cost $78,515)		74,438

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	1,473	15

Total Short-Term Instruments (Cost $15)		15

Total Investments in Affiliates (Cost $31,076,542)		27,988,052

Total Investments 144.2% (Cost $31,077,262)		$27,988,772
Other Assets and Liabilities, net (44.2%)		(8,584,528)

Net Assets 100.0%		$19,404,244

Notes to Schedule of Investments (amounts in thousands*):

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$720	Fannie Mae 2.260% due 10/17/2022	$(736)	$720	$720

Total Repurchase Agreements						$(736)	$720	$720

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$720	$0	$720
	$0	$720	$0	$720

Investments in Affiliates, at Value
Mutual Funds	27,913,599	0	0	27,913,599
Exchange-Traded Funds	74,438	0	0	74,438
Short-Term Instruments
Central Funds Used for Cash Management Purposes	15	0	0	15

	$27,988,052	$0	$0	$27,988,052

Total Investments	$27,988,052	$720	$0	$27,988,772

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset Fund

December 31, 2014 (Unaudited)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		$150

Total Short-Term Instruments (Cost $150)		150

Total Investments in Securities (Cost $150)		150

	SHARES
INVESTMENTS IN AFFILIATES 99.9%
MUTUAL FUNDS (a) 99.6%
PIMCO CommoditiesPLUS® Strategy Fund	124,882,376	959,097
PIMCO CommodityRealReturn Strategy Fund®	277,924,349	1,245,101
PIMCO Credit Absolute Return Fund	23,969,153	238,253
PIMCO Diversified Income Fund	2,781,984	29,684
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	135,608,963	1,292,353
PIMCO Emerging Local Bond Fund	341,602,999	2,842,137
PIMCO Emerging Markets Bond Fund	15,740,178	159,605
PIMCO Emerging Markets Corporate Bond Fund	6,026,719	63,883
PIMCO Emerging Markets Currency Fund	305,966,502	2,833,250
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	248,332,908	2,416,279
PIMCO EqS Pathfinder Fund®	39,455,910	364,967
PIMCO EqS® Dividend Fund	245,760	1,779
PIMCO EqS® Emerging Markets Fund	700,766	5,971
PIMCO EqS® Long/Short Fund	13,118,687	153,489
PIMCO Floating Income Fund	2,277,471	18,744
PIMCO Foreign Bond Fund (Unhedged)	9,648,988	95,332
PIMCO Fundamental Advantage Absolute Return Strategy Fund	413,642,577	1,518,068
PIMCO Fundamental IndexPLUS® AR Fund	26,284,103	173,738
PIMCO Global Advantage® Strategy Bond Fund	1,334,242	14,183
PIMCO Government Money Market Fund	250,009,901	250,010
PIMCO High Yield Fund	90,399,746	826,254
PIMCO High Yield Spectrum Fund	90,194,619	906,456
PIMCO Income Fund	157,328,363	1,939,859
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	107,507,086	943,912
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	418,144	3,170
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	1,105,498	6,865
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	122,295,209	1,188,709
PIMCO Investment Grade Corporate Bond Fund	69,275,741	730,859
PIMCO Long Duration Total Return Fund	48,377,202	580,526
PIMCO Long-Term Credit Fund	46,755,703	604,084
PIMCO Long-Term U.S. Government Fund	109,892,428	1,224,202
PIMCO Low Duration Fund	15,272,743	153,338
PIMCO Low Volatility RAFI®-PLUS AR Fund	77,932,846	848,689
PIMCO Mortgage Opportunities Fund	17,290,629	191,580
PIMCO Real Return Asset Fund	47,497,329	397,553
PIMCO Real Return Fund	39,663,965	433,130
PIMCO RealEstateRealReturn Strategy Fund	229,367,159	899,119
PIMCO Senior Floating Rate Fund	71,977,293	719,773
PIMCO Short-Term Fund	10,590	103
PIMCO Small Cap StocksPLUS® AR Strategy Fund	774,194	7,092
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	19,087,159	231,718
PIMCO StocksPLUS® Absolute Return Fund	309,863	2,981
PIMCO StocksPLUS® Fund	90,347	850
PIMCO Total Return Fund	65,967,626	703,215
PIMCO TRENDS Managed Futures Strategy Fund	5,432,620	59,324
PIMCO Unconstrained Bond Fund	50,124,412	560,391
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	150,474,730	1,435,529
PIMCO Worldwide Long/Short Fundamental Strategy Fund	99,410,264	966,268

Total Mutual Funds (Cost $32,881,601)		31,241,472

EXCHANGE-TRADED FUNDS 0.3%
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	540,000	24,738

PIMCO Low Duration Active Exchange-Traded Fund	682,562	68,447

Total Exchange-Traded Funds (Cost $98,208)		93,185

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio	85,615	855
PIMCO Short-Term Floating NAV Portfolio III	10,834	107

Total Short-Term Instruments (Cost $963)		962

Total Investments in Affiliates (Cost $32,980,772)		31,335,619

Total Investments 99.9% (Cost $32,980,922)		$31,335,769
Other Assets and Liabilities, net 0.1%		40,460

Net Assets 100.0%		$31,376,229

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$150	Fannie Mae 2.260% due 10/17/2022	$(156)	$150	$150

Total Repurchase Agreements						$(156)	$150	$150

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$150	$0	$150
	$0	$150	$0	$150

Investments in Affiliates, at Value
Mutual Funds	31,241,472	0	0	31,241,472
Exchange-Traded Funds	93,185	0	0	93,185
Short-Term Instruments
Central Funds Used for Cash Management Purposes	962	0	0	962

	$31,335,619	$0	$0	$31,335,619

Total Investments	$31,335,619	$150	$0	$31,335,769

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.4%
MUNICIPAL BONDS & NOTES 91.0%
CALIFORNIA 90.9%
Alum Rock Union Elementary School District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	$265	$300
Bay Area Toll Authority, California Revenue Bonds, Series 2006
1.450% due 04/01/2045	2,000	2,015
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.740% due 04/01/2047	2,750	2,791
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	580
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,000	5,876
Bay Area Water Supply & Conservation Agency, California Revenue Notes, Series 2013
5.000% due 10/01/2021	225	273
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021	495	586
5.000% due 08/01/2022	520	620
Burlingame Financing Authority, California Revenue Notes, Series 2010
5.000% due 07/01/2018	250	281
Cajon Valley Union School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,495
California Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,750	2,180
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	3,170	3,246
5.500% due 08/15/2018	500	578
California Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	294
California Infrastructure & Economic Development Bank Revenue Notes, Series 2011
5.000% due 06/01/2021	2,500	3,020
California Municipal Finance Authority Revenue Notes, Series 2007
5.000% due 04/01/2016	435	459
California State Department of Water Resources Power Supply Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,186
California State Department of Water Resources Power Supply Revenue Notes, Series 2011
5.000% due 05/01/2020	4,000	4,754
California State General Obligation Bonds, Series 2007
5.000% due 08/01/2018	750	817
California State General Obligation Notes, Series 2008
5.000% due 04/01/2016	1,300	1,375
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	2,003
5.000% due 11/01/2019	500	585
California State General Obligation Notes, Series 2013
5.000% due 09/01/2021	3,000	3,597
California State University Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 11/01/2017	285	296
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	1,000	1,135
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2020	555	641
California Statewide Communities Development Authority Revenue Notes, Series 2011
4.000% due 08/15/2017	1,000	1,083
Contra Costa Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2027	110	130
Contra Costa Transportation Authority, California Revenue Notes, Series 2012
5.000% due 03/01/2022	930	1,103
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2012
5.000% due 06/01/2023	2,100	2,613
El Camino Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	1,000	1,199
Encinitas Public Financing Authority, California Revenue Notes, Series 2010
5.000% due 04/01/2016	150	157
Fresno, California Sewer System Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	803
Irvine, California Special Assessment Notes, Series 2012
4.000% due 09/02/2021	1,750	1,957
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014
5.000% due 09/01/2027	775	904
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,132
5.250% due 11/15/2019	500	576
Long Beach Unified School District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	200	221

Los Angeles Community College District, California General Obligation Bonds, Series 2013
5.000% due 08/01/2026	2,000	2,414
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
5.000% due 06/01/2018	1,415	1,609
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2025	1,000	1,176
Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (AGM Insured), Series 2010
5.000% due 06/01/2018	640	712
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	286
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	754
Los Angeles Municipal Improvement Corp., California Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	280
Los Angeles, California Wastewater System Revenue Bonds, Series 2010
5.000% due 06/01/2022	500	596
M-S-R Public Power Agency, California Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	1,000	1,126
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	992
Mountain House Public Financing Authority, California Revenue Notes, Series 2007
5.000% due 12/01/2015	330	341
Newport Beach, California Revenue Notes, Series 2011
5.000% due 12/01/2017	240	269
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,176
Pasadena Area Community College District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	277
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Bonds, (AGM Insured), Series 2014
5.000% due 08/01/2024	1,450	1,746
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2023	780	932
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,183
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,144
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2014
5.000% due 09/01/2026	785	936
Ross Valley School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2024	180	216
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,064
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
4.000% due 08/01/2016	230	243
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	5,000	5,843
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,763
San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,426
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
5.000% due 07/01/2017	815	897
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,320
San Diego Public Facilities Financing Authority Sewer, California Revenue Notes, Series 2009
5.000% due 05/15/2017	500	552
San Diego Redevelopment Agency, California Tax Allocation Bonds, (SGI Insured), Series 2004
5.250% due 09/01/2016	1,000	1,002
San Francisco, California City & County Airports Commission Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,454
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2027	50	58
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	1,000	1,202
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,108
San Jose Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,024
San Jose, California Hotel Tax Revenue Bonds, Series 2011
5.000% due 05/01/2022	1,160	1,360
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	831
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	325	371
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,170
Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,387
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2023	1,250	1,495
5.000% due 03/01/2026	50	59
Southwestern Community College District, California General Obligation Bonds, (FGIC Insured), Series 2005
5.250% due 08/01/2016	400	430
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2028	500	564

University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	376
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,383
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,185
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	2,000	2,326
West Contra Costa Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,107

		111,026

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	135	145

Total Municipal Bonds & Notes (Cost $104,775)		111,171

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (a) 0.4%		530

Total Short-Term Instruments (Cost $530)		530

Total Investments in Securities (Cost $105,305)		111,701

	SHARES
INVESTMENTS IN AFFILIATES 7.6%
SHORT-TERM INSTRUMENTS 7.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%
PIMCO Short-Term Floating NAV Portfolio	1,995	20
PIMCO Short-Term Floating NAV Portfolio III	928,190	9,200

Total Short-Term Instruments (Cost $9,285)		9,220

Total Investments in Affiliates (Cost $9,285)		9,220

Total Investments 99.0% (Cost $114,590)		$120,921
Other Assets and Liabilities, net 1.0%		1,187

Net Assets 100.0%		$122,108

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$530	Fannie Mae 2.260% due 10/17/2022	$(541)	$530	$530

Total Repurchase Agreements						$(541)	$530	$530

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$111,026	$0	$111,026
New Jersey	0	145	0	145
Short-Term Instruments
Repurchase Agreements	0	530	0	530
	$0	$111,701	$0	$111,701

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,220	$0	$0	$9,220

Total Investments	$9,220	$111,701	$0	$120,921

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO California Municipal Bond Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.6%
MUNICIPAL BONDS & NOTES 88.5%
CALIFORNIA 88.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2012
5.000% due 04/01/2027	$175	$207
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	100	111
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 07/01/2033	200	232
5.000% due 08/15/2052	250	280
California State Department of Water Resources Power Supply Revenue Bonds, Series 2010
5.000% due 05/01/2021	125	149
California State General Obligation Bonds, Series 2013
4.000% due 12/01/2027	250	270
California State General Obligation Bonds, Series 2014
5.000% due 08/01/2033	100	118
California State University Revenue Bonds, Series 2012
5.000% due 11/01/2030	280	327
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	225	249
Campbell Union High School District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2029	175	206
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2010
5.000% due 06/01/2028	200	236
El Dorado Irrigation District / El Dorado County, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028	100	114
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	250	207
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	125	138
Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	112
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2012
5.000% due 07/01/2021	150	182
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
5.000% due 05/15/2040	200	226
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2012
5.000% due 07/01/2043	200	227
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2014
5.000% due 07/01/2043	350	402
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2015
5.000% due 07/01/2044 (a)	250	289
Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2024	100	121
Los Angeles, California Wastewater System Revenue Bonds, Series 2013
5.000% due 06/01/2035	250	291
Los Rios Community College District, California General Obligation Bonds, Series 2010
5.000% due 08/01/2026	150	178
Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034	125	142
Roseville, California Electric System Revenue Notes, Series 2013
4.000% due 02/01/2017	250	267
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2014
5.000% due 12/01/2035	425	499
Sacramento Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	100	114
Sacramento, California Revenue Bonds, Series 2013
5.000% due 09/01/2031	130	152
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2012
5.000% due 04/01/2038	100	115
San Diego County, California Water Authority Revenue Bonds, Series 2013
5.000% due 05/01/2031	200	236
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2027	175	203
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2043	250	282
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	100	114
Santa Clara Unified School District, California General Obligation Bonds, Series 2010
5.000% due 07/01/2027	175	200
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2011
5.000% due 03/01/2026	150	177
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	100	115

West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2028	205	238
5.000% due 08/01/2029	125	145

Total Municipal Bonds & Notes (Cost $7,527)		7,871

SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS (b) 2.1%		191

Total Short-Term Instruments (Cost $191)		191

Total Investments in Securities (Cost $7,718)		8,062

	SHARES
INVESTMENTS IN AFFILIATES 11.3%
SHORT-TERM INSTRUMENTS 11.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.3%
PIMCO Short-Term Floating NAV Portfolio	20,270	203
PIMCO Short-Term Floating NAV Portfolio III	80,731	800

Total Short-Term Instruments (Cost $1,008)		1,003

Total Investments in Affiliates (Cost $1,008)		1,003

Total Investments 101.9% (Cost $8,726)		$9,065
Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $0)		0
Other Assets and Liabilities, net (1.9%)		(169)

Net Assets 100.0%		$8,896

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$191	Fannie Mae 2.260% due 10/17/2022	$(195)	$191	$191

Total Repurchase Agreements						$(195)	$191	$191

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$135	$(2)	$(14)	$0	$0

Total Swap Agreements					$(2)	$(14)	$0	$0

Cash of $36 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$7,871	$0	$7,871
Short-Term Instruments
Repurchase Agreements	0	191	0	191
	$0	$8,062	$0	$8,062

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,003	$0	$0	$1,003

Total Investments	$1,003	$8,062	$0	$9,065

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO California Short Duration Municipal Income Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.1%
MUNICIPAL BONDS & NOTES 92.0%
CALIFORNIA 91.1%
Alameda Corridor Transportation Authority, California Revenue Notes, Series 2013
5.000% due 10/01/2019	$680	$791
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	547
Alameda County, California Transportation Authority Revenue Notes, Series 2014
4.000% due 03/01/2018	2,710	2,979
4.000% due 03/01/2019	2,275	2,545
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.740% due 04/01/2047	5,000	5,075
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.958% due 04/01/2045	3,200	3,242
Bay Area Toll Authority, California Revenue Bonds, Series 2014
1.500% due 04/01/2047	4,210	4,245
1.875% due 04/01/2047	1,000	1,015
Bay Area Toll Authority, California Revenue Notes, Series 2006
5.000% due 04/01/2015	100	101
Bell Gardens Community Development Commission Successor Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
4.000% due 08/01/2016	395	415
4.000% due 08/01/2017	415	446
5.000% due 08/01/2018	430	485
5.000% due 08/01/2019	455	523
5.000% due 08/01/2020	475	555
Brentwood Infrastructure Financing Authority, California Special Assessment Notes, (AGM Insured), Series 2014
2.000% due 09/02/2015	1,200	1,214
5.000% due 09/02/2018	570	648
Brentwood Union School District, California General Obligation Notes, (FGIC Insured), Series 2007
5.250% due 08/01/2016	135	145
California Department of Water Resources Power Supply State Revenue Notes, Series 2008
5.000% due 05/01/2018	500	568
California Educational Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2018	1,000	1,125
California Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 01/01/2019	500	577
California Educational Facilities Authority Revenue Notes, Series 2010
0.840% due 10/01/2015	3,115	3,116
5.000% due 10/01/2017	500	556
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	250	289
California Health Facilities Financing Authority Revenue Notes, Series 2011
4.000% due 08/15/2017	1,250	1,354
California Health Facilities Financing Authority Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,106
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2013
0.320% due 10/01/2047	5,500	5,500
California Infrastructure & Economic Development Bank Revenue Notes, Series 2013
5.000% due 02/01/2019	350	402
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	625	699
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2010
4.000% due 09/01/2015	260	266
California State General Obligation Bonds, Series 2013
4.000% due 12/01/2027	3,000	3,238
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	450	455
California State General Obligation Notes, Series 2009
3.000% due 10/01/2015	600	613
5.000% due 07/01/2018	1,725	1,968
5.000% due 07/01/2019	80	93
California State General Obligation Notes, Series 2012
5.000% due 02/01/2015	2,500	2,510
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	157
California State Public Works Board Revenue Bonds, (FGIC Insured), Series 2006
5.250% due 10/01/2017	380	425
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	270	281
California State Public Works Board Revenue Notes, Series 2011
5.000% due 12/01/2015	1,160	1,211
California State Public Works Board Revenue Notes, Series 2012
5.000% due 06/01/2017	3,000	3,298
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2015	80	81

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	284
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.000% due 11/01/2029	3,570	3,918
California Statewide Communities Development Authority Revenue Bonds, Series 2006
1.375% due 04/01/2028	700	705
California Statewide Communities Development Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 05/01/2015	150	152
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 04/01/2019	4,145	4,788
California Statewide Communities Development Authority Revenue Notes, Series 2014
5.000% due 07/01/2019	1,000	1,148
Castaic Lake Water Agency, California Certificates of Participation Notes, Series 2010
4.000% due 08/01/2015	130	133
Chino Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2014
3.000% due 09/01/2015	700	712
4.000% due 09/01/2016	310	327
Chula Vista, California Revenue Bonds, Series 2006
1.650% due 07/01/2018	9,050	9,091
Citrus Heights Water District, California Certificates of Participation Notes, Series 2010
4.000% due 10/01/2017	250	263
4.000% due 10/01/2019	100	105
Contra Costa Transportation Authority, California Revenue Bonds, Series 2012
0.474% due 03/01/2034	5,000	5,003
Contra Costa Transportation Authority, California Revenue Notes, Series 2012
3.000% due 03/01/2015	2,290	2,301
Contra Costa Water District, California Revenue Notes, Series 2013
5.000% due 10/01/2015	925	958
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2008
0.020% due 06/01/2038	1,575	1,575
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2012
5.000% due 06/01/2018	1,685	1,922
East Side Union High School District, California General Obligation Bonds, (NPFGC Insured), Series 2003
4.900% due 02/01/2015	150	151
East Side Union High School District, California General Obligation Notes, (AGC Insured), Series 2008
5.000% due 08/01/2016	575	616
Escondido, California General Obligation Notes, (NPFGC Insured), Series 2006
5.000% due 09/01/2015	730	752
Fairfield, California Redevelopment Agency Tax Allocation Notes, Series 2014
5.000% due 08/01/2020	1,830	2,152
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	3,000	3,269
Fullerton Joint Union High School District, California General Obligation Bonds, (FGIC Insured), Series 2005
5.000% due 08/01/2029	385	396
Fullerton Joint Union High School District, California General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	153
Irvine, California Special Assessment Notes, Series 2012
3.000% due 09/02/2015	1,160	1,178
Jurupa Public Financing Authority, California Special Tax Notes, Series 2014
4.000% due 09/01/2016	200	211
5.000% due 09/01/2019	475	546
5.000% due 09/01/2020	550	640
Lincoln Unified School District, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	188
Long Beach Bond Finance Authority, California Revenue Notes, Series 2012
4.000% due 11/01/2016	500	531
4.000% due 11/01/2017	470	506
Long Beach, California Harbor Revenue Notes, Series 2010
5.000% due 05/15/2019	125	145
Long Beach, California Harbor Revenue Notes, Series 2014
5.000% due 11/15/2018	9,625	11,055
Los Altos Elementary School District, California General Obligation Notes, Series 2013
3.000% due 08/01/2017	2,425	2,569
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2009
5.000% due 07/01/2015	220	225
5.000% due 07/01/2017	1,925	2,131
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2013
5.000% due 07/01/2018	11,280	12,860
Los Angeles County, California Public Works Financing Authority Revenue Notes, Series 2012
5.000% due 08/01/2018	500	565
Los Angeles County, California Redevelopment Authority Tax Allocation Notes, Series 2013
5.000% due 07/01/2017	550	607
Los Angeles County, California Regional Financing Authority Revenue Notes, (CM Insured), Series 2014
3.000% due 11/15/2020	1,625	1,654
Los Angeles County, California Sanitation Districts Financing Authority Revenue Notes, Series 2011
5.000% due 10/01/2019	1,950	2,275
Los Angeles Department of Airports, California Revenue Bonds, Series 2008
5.000% due 05/15/2019	1,000	1,139
Los Angeles Department of Airports, California Revenue Notes, Series 2012
5.000% due 05/15/2019	665	772
Los Angeles Department of Water & Power, California Revenue Notes, Series 2012
5.000% due 01/01/2016	8,000	8,284
Los Angeles Harbor Department, California Revenue Bonds, Series 2009
5.000% due 08/01/2019	900	1,060
Los Angeles Municipal Improvement Corp., California Revenue Notes, Series 2014
3.500% due 05/01/2016	300	312

Los Angeles Unified School District, California Certificates of Participation Notes, Series 2012
4.000% due 10/01/2015	2,000	2,054
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2018	1,015	1,084
Los Angeles Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2016	200	214
Los Angeles, California Wastewater System Revenue Notes, Series 2012
5.000% due 06/01/2019	225	262
Los Angeles, California Wastewater System Revenue Notes, Series 2013
5.000% due 06/01/2018	325	370
Modesto Irrigation District, California Revenue Notes, Series 2012
5.000% due 07/01/2016	250	266
5.000% due 07/01/2017	200	221
5.000% due 07/01/2018	250	284
Mount San Antonio Community College District, California General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,935	1,934
Oakland-Alameda County, California Coliseum Authority Revenue Notes, Series 2012
5.000% due 02/01/2016	1,750	1,835
Ohlone Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	153
4.000% due 08/01/2016	200	211
Orange County, California Development Agency Tax Allocation Notes, Series 2014
5.000% due 09/01/2017	500	557
Orange County, California Sanitation District Certificates of Participation Notes, Series 2008
3.000% due 08/01/2016	2,100	2,185
Orange County, California Sanitation District Revenue Notes, Series 2012
5.000% due 02/01/2021	760	918
Pasadena Unified School District, California General Obligation Notes, Series 2012
4.000% due 05/01/2015	300	304
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2017	3,050	3,364
5.000% due 08/01/2018	2,500	2,830
Pleasanton Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004
5.000% due 08/01/2015	150	154
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,062
Riverside Redevelopment Agency Successor Agency, California Tax Allocation Notes, Series 2014
4.000% due 09/01/2017	1,000	1,082
Roseville Natural Gas Financing Authority, California Revenue Notes, Series 2007
5.000% due 02/15/2016	1,000	1,043
Sacramento County, California Airport System Revenue Notes, Series 2010
3.000% due 07/01/2016	995	1,030
Sacramento Municipal Utility District, California Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 08/15/2015	740	762
Sacramento Unified School District, California General Obligation Notes, Series 2012
4.000% due 07/01/2015	1,215	1,237
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
3.000% due 07/01/2015	600	608
San Diego County, California Water Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	450	523
San Diego Public Facilities Financing Authority Water, California Revenue Notes, Series 2012
5.000% due 08/01/2016	1,000	1,071
San Francisco Municipal Transportation Agency, California Revenue Notes, Series 2012
5.000% due 03/01/2019	815	944
San Francisco State Building Authority, California Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 12/01/2015	1,800	1,875
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
3.000% due 05/01/2016	300	310
5.000% due 05/01/2019	1,795	2,076
San Francisco, California City & County General Obligation Notes, Series 2009
5.000% due 06/15/2017	2,305	2,551
San Francisco, California Public Utilities Commission Wastewater Revenue Notes, Series 2013
4.000% due 10/01/2015	1,000	1,028
5.000% due 10/01/2020	300	359
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	277
San Mateo County, California Community College District General Obligation Notes, Series 2014
2.000% due 09/01/2016	755	774
Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	195
Santa Clara Valley Transportation Authority, California Revenue Notes, Series 2010
4.000% due 04/01/2017	150	161
Santa Clara Valley Water District, California Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	158
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2016	2,160	2,233
Southern California Public Power Authority Revenue Notes, Series 2010
4.000% due 07/01/2015	1,165	1,187
Southern California Public Power Authority Revenue Notes, Series 2011
4.000% due 07/01/2015	1,000	1,019
Southern California Public Power Authority Revenue Notes, Series 2012
5.000% due 07/01/2016	1,150	1,228
University of California Revenue Bonds, (NPFGC Insured), Series 2007
0.766% due 05/15/2030	1,000	904

University of California Revenue Notes, (AGM Insured), Series 2007
5.000% due 05/15/2015	45	46
5.000% due 05/15/2016	810	832
University of California Revenue Notes, Series 2008
5.000% due 05/15/2016	215	228
University of California Revenue Notes, Series 2013
5.000% due 05/15/2015	780	794
5.000% due 05/15/2017	1,000	1,103
West Basin Municipal Water District, California Revenue Notes, Series 2012
4.000% due 08/01/2015	500	511

		193,597

NEW YORK 0.3%
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 05/01/2015	700	710

UTAH 0.6%
Intermountain Power Agency, Utah Revenue Notes, Series 2014
5.000% due 07/01/2019	1,185	1,373

Total Municipal Bonds & Notes (Cost $194,667)		195,680

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (a) 0.1%		147

Total Short-Term Instruments (Cost $147)		147

Total Investments in Securities (Cost $194,814)		195,827

	SHARES
INVESTMENTS IN AFFILIATES 7.0%
SHORT-TERM INSTRUMENTS 7.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%
PIMCO Short-Term Floating NAV Portfolio	18,285	183
PIMCO Short-Term Floating NAV Portfolio III	1,483,821	14,707

Total Short-Term Instruments (Cost $14,922)		14,890

Total Investments in Affiliates (Cost $14,922)		14,890

Total Investments 99.1% (Cost $209,736)		$210,717
Other Assets and Liabilities, net 0.9%		1,883

Net Assets 100.0%		$212,600

Notes to Schedule of Investments (amounts in thousands):

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$147	Fannie Mae 2.260% due 10/17/2022	$(151)	$147	$147

Total Repurchase Agreements						$(151)	$147	$147

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$193,597	$0	$193,597
New York	0	710	0	710
Utah	0	1,373	0	1,373
Short-Term Instruments
Repurchase Agreements	0	147	0	147
	$0	$195,827	$0	$195,827

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,890	$0	$0	$14,890

Total Investments	$14,890	$195,827	$0	$210,717

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommoditiesPLUS® Strategy Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.4%
BANK LOAN OBLIGATIONS 0.1%
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		$5,300	$5,308

Total Bank Loan Obligations (Cost $5,276)			5,308

CORPORATE BONDS & NOTES 17.6%
BANKING & FINANCE 15.5%
Ally Financial, Inc.
2.500% due 03/15/2017		16,000	15,744
2.750% due 01/30/2017		1,700	1,699
2.911% due 07/18/2016		1,000	996
3.250% due 09/29/2017		16,100	16,140
3.500% due 07/18/2016		2,400	2,433
4.625% due 06/26/2015		5,000	5,044
5.500% due 02/15/2017		3,700	3,894
8.300% due 02/12/2015		11,000	11,069
Banco do Brasil S.A.
4.500% due 01/22/2015		900	901
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		2,000	2,030
Banco Santander Brasil S.A.
4.625% due 02/13/2017		6,300	6,560
Banco Santander Chile
1.831% due 01/19/2016		9,250	9,296
Bank of America Corp.
5.750% due 12/01/2017		300	332
7.625% due 06/01/2019		1,100	1,331
Bank of America N.A.
5.300% due 03/15/2017		1,075	1,155
Bankia S.A.
0.285% due 01/25/2016	EUR	500	602
3.500% due 12/14/2015		5,200	6,486
3.500% due 01/17/2019		6,900	9,016
3.625% due 10/05/2016		200	256
4.375% due 02/14/2017		13,400	17,351
5.750% due 06/29/2016		800	1,046
BPCE S.A.
0.802% due 11/18/2016		$62,900	62,973
0.873% due 06/17/2017		7,700	7,717
CIT Group, Inc.
4.250% due 08/15/2017		6,850	7,004
4.750% due 02/15/2015		1,700	1,703
5.000% due 05/15/2017		3,100	3,224
Citigroup, Inc.
0.752% due 05/01/2017		1,800	1,796
Credit Agricole S.A.
0.785% due 06/12/2017		67,700	67,795
Depfa ACS Bank
4.875% due 10/28/2015		1,100	1,140
Deutsche Annington Finance BV
3.200% due 10/02/2017		8,600	8,806
Dexia Credit Local S.A.
1.250% due 10/18/2016		29,200	29,332
Ford Motor Credit Co. LLC
0.755% due 09/08/2017		50,000	49,689
1.700% due 05/09/2016		400	402
3.984% due 06/15/2016		100	104
5.625% due 09/15/2015		100	103
General Motors Financial Co., Inc.
3.000% due 09/25/2017		32,800	33,211
GMAC International Finance BV
7.500% due 04/21/2015	EUR	200	246
Goldman Sachs Group, Inc.
0.429% due 05/18/2015		4,000	4,844
0.860% due 06/04/2017		$42,000	41,938
HBOS PLC
0.882% due 09/01/2016	EUR	200	241
0.957% due 09/30/2016		$2,000	1,995
HSBC Finance Corp.
0.664% due 06/01/2016		7,000	6,987
6.676% due 01/15/2021		4,700	5,583
IM Cedulas Fondo de Titulazion de Activos
3.750% due 03/11/2015	EUR	13,200	16,085

International Lease Finance Corp.
2.191% due 06/15/2016		$1,300	1,303
4.875% due 04/01/2015		4,300	4,339
5.750% due 05/15/2016		2,000	2,079
6.750% due 09/01/2016		3,600	3,843
8.625% due 09/15/2015		17,900	18,706
8.750% due 03/15/2017		29,590	32,845
8.875% due 09/01/2017		1,400	1,582
Intesa Sanpaolo SpA
2.375% due 01/13/2017		3,700	3,734
3.125% due 01/15/2016		9,000	9,146
JPMorgan Chase & Co.
0.784% due 04/25/2018		14,400	14,379
JPMorgan Chase Bank N.A.
0.654% due 06/02/2017		34,600	34,454
0.784% due 05/31/2017	EUR	900	1,089
6.000% due 10/01/2017		$100	111
Korea Development Bank
4.375% due 08/10/2015		400	409
LBG Capital PLC
15.000% due 12/21/2019	EUR	240	431
15.000% due 12/21/2019	GBP	10,480	22,492
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)		400	624
Navient Corp.
4.625% due 09/25/2017		$1,400	1,425
6.000% due 01/25/2017		1,600	1,680
6.250% due 01/25/2016		6,950	7,245
New York Life Global Funding
2.100% due 01/02/2019		28,600	28,730
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		10,000	10,213
Rabobank Group
0.563% due 04/28/2017		6,800	6,799
0.723% due 03/18/2016		250	251
Royal Bank of Scotland NV
0.936% due 03/09/2015		2,000	1,995
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		10,900	9,701
Springleaf Finance Corp.
5.400% due 12/01/2015		4,200	4,316
5.750% due 09/15/2016		100	104
6.900% due 12/15/2017		10,300	10,995
Stone Street Trust
5.902% due 12/15/2015		100	104
Waha Aerospace BV
3.925% due 07/28/2020		1,200	1,262
Westpac Banking Corp.
0.562% due 05/19/2017		28,100	28,102
1.850% due 11/26/2019		1,200	1,201

			731,988

INDUSTRIALS 1.0%
Canadian Natural Resources Ltd.
0.632% due 03/30/2016		100	100
Chesapeake Energy Corp.
3.481% due 04/15/2019		650	639
Dell, Inc.
3.100% due 04/01/2016		200	201
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		332	365
DISH DBS Corp.
4.625% due 07/15/2017		1,000	1,036
7.125% due 02/01/2016		1,100	1,159
Ecopetrol S.A.
7.625% due 07/23/2019		9,800	11,270
ENTEL Chile S.A.
4.875% due 10/30/2024		11,200	11,409
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		300	304
GTL Trade Finance, Inc.
5.893% due 04/29/2024		576	557
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		600	616
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		400	401
Kinder Morgan, Inc.
8.250% due 02/15/2016		2,475	2,626
Kraft Foods Group, Inc.
1.625% due 06/04/2015		100	100
Noble Group Ltd.
4.875% due 08/05/2015		1,500	1,528
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017		1,500	1,424

SABIC Capital BV
3.000% due 11/02/2015		5,750	5,859
Sabine Pass LNG LP
7.500% due 11/30/2016		3,350	3,501
Telefonica Emisiones S.A.U.
0.902% due 06/23/2017		5,000	4,997
6.421% due 06/20/2016		150	161
Viacom, Inc.
4.250% due 09/15/2015		100	102
Volkswagen International Finance NV
2.875% due 04/01/2016		50	51

			48,406

UTILITIES 1.1%
AT&T, Inc.
0.677% due 03/30/2017		800	800
BellSouth Corp.
4.182% due 04/26/2021		3,700	3,736
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		200	206
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		11,600	11,884
Ipalco Enterprises, Inc.
5.000% due 05/01/2018		1,800	1,908
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		1,700	1,275
Petrobras Global Finance BV
2.603% due 03/17/2017		25,500	23,603
Rosneft Finance S.A.
6.250% due 02/02/2015		400	399
7.875% due 03/13/2018		10,900	10,102
SSE PLC
5.625% due 10/01/2017 (d)	EUR	300	394
Verizon Communications, Inc.
1.771% due 09/15/2016		$100	102

			54,409

Total Corporate Bonds & Notes (Cost $850,318)			834,803

U.S. GOVERNMENT AGENCIES 4.6%
Fannie Mae
0.000% due 06/01/2017		40,000	39,061
0.600% due 10/25/2036 - 09/25/2041 †		12,486	12,566
0.620% due 08/25/2037		2,604	2,625
0.720% due 02/25/2042 †		54,685	55,287
0.770% due 01/25/2042 †		15,923	16,103
0.850% due 02/25/2041		1,184	1,199
3.917% due 02/25/2018 (a)		6,258	603
6.000% due 04/18/2036		47,095	50,227
Federal Home Loan Bank
0.200% due 09/29/2015 (h)†		4,800	4,800
Freddie Mac
0.541% due 07/15/2036		491	494
0.611% due 05/15/2032		6,692	6,767
0.761% due 12/15/2037		2,243	2,260
0.781% due 10/15/2037		4,402	4,460
Freddie Mac Strips
0.000% due 03/15/2015		10,041	10,038
0.611% due 09/15/2042		88	88
Ginnie Mae
1.460% due 10/16/2053 (a)		8,620	560
NCUA Guaranteed Notes
0.717% due 12/08/2020		1,437	1,451
Overseas Private Investment Corp.
0.000% due 06/10/2018		500	736
4.730% due 03/15/2022		4,773	5,253
Small Business Administration
4.840% due 05/01/2025		377	406
4.990% due 09/01/2024		358	388
5.160% due 02/01/2028		194	215
5.310% due 05/01/2027		491	540
5.490% due 03/01/2028		185	206
5.510% due 11/01/2027		164	184
5.820% due 06/01/2026		385	430
5.870% due 07/01/2028		141	159
6.020% due 08/01/2028		87	100
6.770% due 11/01/2028		468	537
8.500% due 01/01/2015		14	14

Total U.S. Government Agencies (Cost $215,738)			217,757

U.S. TREASURY OBLIGATIONS 22.3%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016		340,450	339,492

0.125% due 04/15/2019 (h)		250,283	247,868
0.125% due 07/15/2022		1,239	1,210
0.125% due 01/15/2023		4,732	4,586
0.125% due 07/15/2024 (h)		9,570	9,237
0.375% due 07/15/2023		1,428	1,415
1.375% due 02/15/2044		7,845	8,920
1.875% due 07/15/2015 (h)†		2,563	2,572
2.125% due 02/15/2041		108	142
2.375% due 01/15/2025		13,100	15,415
2.500% due 01/15/2029		2,986	3,718
3.875% due 04/15/2029		3,235	4,644
U.S. Treasury Notes
2.125% due 12/31/2021		401,500	405,453
2.750% due 11/15/2023 (j)		8,000	8,418

Total U.S. Treasury Obligations (Cost $1,061,655)			1,053,090

MORTGAGE-BACKED SECURITIES 3.2%
Adjustable Rate Mortgage Trust
2.905% due 07/25/2035		956	925
American Home Mortgage Investment Trust
0.460% due 02/25/2045		382	380
1.832% due 09/25/2045		9	9
Banc of America Commercial Mortgage Trust
5.612% due 04/10/2049		500	536
Banc of America Funding Ltd
0.414% due 10/03/2039		926	914
Banc of America Funding Trust
0.335% due 07/20/2036		35	35
5.181% due 05/20/2036		1,498	1,457
BCAP LLC Trust
0.420% due 07/26/2035		986	941
2.379% due 01/26/2034		366	369
4.000% due 02/26/2037		405	403
Bear Stearns Adjustable Rate Mortgage Trust
2.515% due 03/25/2035		1,454	1,471
2.618% due 01/25/2035		1,276	1,255
Bear Stearns ALT-A Trust
4.921% due 07/25/2035 ^		1,879	1,568
Bear Stearns Structured Products, Inc.
2.591% due 01/26/2036		239	190
CDGJ Commercial Mortgage Trust
1.550% due 12/15/2027		9,400	9,429
Chase Mortgage Finance Trust
2.535% due 02/25/2037		838	854
2.541% due 02/25/2037		542	535
5.500% due 12/25/2022		880	864
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.450% due 01/25/2035		19	17
Citigroup Commercial Mortgage Trust
5.710% due 12/10/2049		4,357	4,716
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		204	204
2.280% due 09/25/2035		59	59
2.540% due 10/25/2035		2,658	2,637
2.540% due 11/25/2035		743	738
5.205% due 08/25/2035		1,516	1,486
Commercial Mortgage Trust
2.365% due 02/10/2029		5,400	5,509
Countrywide Alternative Loan Trust
5.500% due 10/25/2033		1,827	1,880
Countrywide Home Loan Mortgage Pass-Through Trust
2.432% due 11/20/2034		1,303	1,278
Countrywide Home Loan Reperforming REMIC Trust
0.510% due 06/25/2035		16	14
Credit Suisse First Boston Mortgage Securities Corp.
2.328% due 04/25/2034		93	93
Credit Suisse Mortgage Capital Certificates
2.678% due 12/27/2046		759	740
6.000% due 05/27/2037		163	164
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.254% due 06/26/2035		1,414	1,422
F-E Mortgages SRL
0.412% due 12/15/2043	EUR	4,182	5,016
First Horizon Alternative Mortgage Securities Trust
2.248% due 04/25/2035		$1,191	1,172
Granite Master Issuer PLC
0.205% due 12/20/2054	EUR	604	727
Grecale RMBS SRL
0.585% due 01/27/2061		4,506	5,411
GS Mortgage Securities Trust
3.849% due 12/10/2043		$5,086	5,250
GSR Mortgage Loan Trust
2.639% due 11/25/2035		1,136	1,113
2.655% due 09/25/2035		4,904	4,962

2.669% due 09/25/2035		63	64
HarborView Mortgage Loan Trust
0.294% due 03/19/2037		1,999	1,707
0.474% due 11/19/2035		1,805	1,535
0.505% due 06/20/2035		1,064	1,023
IndyMac Mortgage Loan Trust
4.701% due 11/25/2035		876	826
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049		1,695	1,812
5.698% due 02/12/2049		4,600	4,942
JPMorgan Mortgage Trust
2.596% due 04/25/2035		184	186
5.238% due 07/25/2035		565	567
MASTR Adjustable Rate Mortgages Trust
2.639% due 11/21/2034		969	989
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.901% due 09/15/2030		345	342
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.641% due 06/15/2030		31	29
Merrill Lynch Mortgage Investors Trust
1.582% due 10/25/2035		123	120
2.161% due 12/25/2034		344	341
2.350% due 10/25/2035		172	174
2.476% due 06/25/2035		1,249	1,221
5.250% due 08/25/2036		1,796	1,882
5.305% due 05/25/2036		98	97
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		4,400	4,678
Morgan Stanley Capital Trust
5.610% due 04/15/2049		346	347
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		302	306
Morgan Stanley Re-REMIC Trust
5.796% due 08/15/2045		864	927
RBSSP Resecuritization Trust
2.089% due 07/26/2045		3,616	3,653
2.195% due 12/26/2036		216	217
Residential Accredit Loans, Inc. Trust
0.470% due 01/25/2035		1,098	1,057
Silenus European Loan Conduit Ltd.
0.228% due 05/15/2019	EUR	459	549
Structured Adjustable Rate Mortgage Loan Trust
1.105% due 11/25/2034		$2,166	2,051
2.394% due 06/25/2034		2,594	2,647
Structured Asset Mortgage Investments Trust
0.380% due 05/25/2046		231	175
0.844% due 05/19/2035		185	181
Thornburg Mortgage Securities Trust
1.470% due 03/25/2037		8,130	7,426
2.246% due 04/25/2045		448	451
5.383% due 07/25/2036		14,359	14,342
6.038% due 09/25/2037		12,349	12,818
Vornado DP LLC Trust
2.970% due 09/13/2028		1,246	1,291
Wachovia Bank Commercial Mortgage Trust
0.241% due 06/15/2020		240	239
5.342% due 12/15/2043		2,100	2,244
5.711% due 06/15/2049		120	120
WaMu Mortgage Pass-Through Certificates Trust
0.430% due 11/25/2045		7,356	6,802
0.570% due 01/25/2045		1,009	968
0.910% due 11/25/2034		736	709
1.183% due 01/25/2046		1,732	1,680
2.370% due 06/25/2034		208	211
2.395% due 01/25/2035		206	207
2.426% due 10/25/2034		182	181
Wells Fargo Mortgage-Backed Securities Trust
2.490% due 06/25/2033		148	149
2.601% due 03/25/2035		672	678
2.605% due 10/25/2035		280	282
2.607% due 04/25/2036		30	30
2.615% due 12/25/2034		111	113
5.000% due 03/25/2036		100	101
5.015% due 03/25/2036		22	22
5.588% due 04/25/2036		1,858	1,866

Total Mortgage-Backed Securities (Cost $150,638)			154,318

ASSET-BACKED SECURITIES 3.7%
ACE Securities Corp.
0.750% due 05/25/2035		837	661
0.845% due 05/25/2035		466	449
1.070% due 12/25/2034		759	695
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.620% due 01/25/2036		900	824

Asset-Backed Funding Certificates Trust
0.870% due 06/25/2034		5,506	5,174
Atrium CDO Corp.
0.482% due 07/20/2020		662	657
Bear Stearns Asset-Backed Securities Trust
0.340% due 10/25/2036		4,326	4,078
0.670% due 09/25/2046		1,125	428
BlueMountain CLO Ltd.
0.602% due 11/15/2017		666	666
Citigroup Mortgage Loan Trust, Inc.
0.460% due 10/25/2036		2,000	1,753
Countrywide Asset-Backed Certificates
0.525% due 04/25/2036		3,981	3,217
0.950% due 11/25/2034		784	780
Countrywide Asset-Backed Certificates Trust
1.025% due 08/25/2034		574	546
Dalradian European CLO BV
0.468% due 04/11/2023	EUR	33	40
Duane Street CLO Ltd.
0.480% due 01/11/2021		$655	651
EFS Volunteer LLC
1.084% due 10/26/2026		644	647
Euro-Galaxy CLO BV
0.322% due 10/23/2021	EUR	857	1,032
First Franklin Mortgage Loan Trust
0.550% due 09/25/2035		$169	169
0.830% due 04/25/2035		329	329
0.850% due 11/25/2035		2,911	2,848
First NLC Trust
0.560% due 02/25/2036		16,160	13,840
Fore CLO Ltd.
0.476% due 07/20/2019		10,068	10,019
Four Corners CLO Ltd.
0.525% due 01/26/2020		4,844	4,822
Franklin CLO Ltd.
0.501% due 06/15/2018		399	397
Fremont Home Loan Trust
0.410% due 10/25/2036		9,334	4,698
0.650% due 07/25/2035		684	687
GE-WMC Asset-Backed Pass-Through Certificates
0.530% due 10/25/2035		2,019	2,012
Goldentree Loan Opportunities Ltd.
0.926% due 10/18/2021		2,833	2,830
Gulf Stream Sextant CLO Ltd.
0.631% due 08/21/2020		500	500
HSBC Home Equity Loan Trust
0.645% due 03/20/2036		1,760	1,666
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
1.205% due 11/25/2034		2,301	2,207
LCM Ltd.
0.477% due 03/21/2019		147	147
LightPoint Pan-European CLO PLC
0.338% due 01/31/2022	EUR	520	628
Locat Securitisation Vehicle SRL
0.243% due 12/12/2028		97	117
Long Beach Mortgage Loan Trust
0.995% due 06/25/2035		$1,111	1,106
Magi Funding PLC
0.429% due 04/11/2021	EUR	88	106
Massachusetts Educational Financing Authority
1.184% due 04/25/2038		$2,704	2,726
MASTR Asset-Backed Securities Trust
0.620% due 10/25/2035		1,000	985
Merrill Lynch Mortgage Investors Trust
0.480% due 08/25/2036		1,000	904
Morgan Stanley ABS Capital, Inc. Trust
0.875% due 01/25/2035		2,746	2,426
1.025% due 03/25/2034		4,479	4,274
1.100% due 03/25/2035		400	394
Morgan Stanley Home Equity Loan Trust
0.640% due 08/25/2035		900	871
Nelnet Student Loan Trust
1.014% due 07/27/2048		2,652	2,668
New Century Home Equity Loan Trust
0.620% due 06/25/2035		2,000	1,863
0.660% due 07/25/2035		600	577
0.845% due 03/25/2035		3,500	3,300
North Carolina State Education Assistance Authority
0.970% due 07/25/2039		11,179	11,179
Option One Mortgage Loan Trust Asset-Backed Certificates
0.610% due 11/25/2035		9,383	8,914
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.670% due 07/25/2035		1,000	989
0.890% due 03/25/2035		1,000	915
1.145% due 10/25/2034		200	198

People’s Choice Home Loan Securities Trust Series 2005-3
1.010% due 08/25/2035		10,000	7,529
RAAC Trust
0.520% due 10/25/2045		734	732
Race Point CLO Ltd.
0.491% due 04/15/2020		235	235
Residential Asset Mortgage Products Trust
0.340% due 09/25/2036		563	549
0.700% due 06/25/2035		466	424
Residential Asset Securities Corp. Trust
0.500% due 04/25/2036		12,700	10,091
0.550% due 02/25/2036		400	351
SLM Student Loan Trust
0.234% due 07/25/2017		134	134
0.630% due 12/15/2027	EUR	2,800	3,308
0.734% due 10/25/2017		$257	257
1.734% due 04/25/2023		9,932	10,211
Soundview Home Loan Trust
0.420% due 06/25/2036		8,480	6,916
1.120% due 10/25/2037		2,251	1,498
Specialty Underwriting & Residential Finance Trust
0.620% due 03/25/2036		3,000	2,594
Structured Asset Investment Loan Trust
1.145% due 10/25/2033		3,594	3,452
Structured Asset Securities Corp. Mortgage Loan Trust
1.656% due 04/25/2035		364	353
Venture CDO Ltd.
0.452% due 07/22/2021		844	832
0.461% due 01/20/2022		2,329	2,310
Wells Fargo Home Equity Asset-Backed Securities Trust
0.430% due 05/25/2036		550	518
0.440% due 07/25/2036		5,000	4,193
0.630% due 12/25/2035		2,700	2,544

Total Asset-Backed Securities (Cost $170,599)			173,640

SOVEREIGN ISSUES 15.3%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	6,400	8,369
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	72,400	25,702
0.000% due 10/01/2015		114,600	39,384
Export-Import Bank of Korea
1.093% due 09/17/2016		$8,200	8,243
5.875% due 01/14/2015		1,500	1,502
France Government Bond
0.250% due 07/25/2018 (c)	EUR	53,917	66,453
Italy Buoni Poliennali Del Tesoro
2.250% due 04/22/2017 (c)		4,590	5,741
2.450% due 03/26/2016 (c)		41,405	51,279
2.550% due 10/22/2016 (c)		37,817	47,302
5.500% due 11/01/2022		6,100	9,495
Kommunalbanken A/S
0.635% due 03/27/2017		$16,800	16,926
1.375% due 06/08/2017		1,900	1,915
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,500	1,542
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	183,720	14,038
4.000% due 11/08/2046 (c)		554,592	43,115
4.500% due 11/22/2035 (c)		190,847	15,559
New South Wales Treasury Corp.
2.750% due 11/20/2025	AUD	4,267	4,152
New Zealand Government Bond
2.000% due 09/20/2025	NZD	4,536	3,535
Republic of Germany
0.750% due 04/15/2018 (c)	EUR	54,354	67,583
Russia Government International Bond
3.625% due 04/29/2015		$7,700	7,700
Slovenia Government International Bond
1.750% due 10/09/2017	EUR	700	876
2.750% due 03/17/2015 †		200	244
4.125% due 02/18/2019		$27,100	28,455
4.125% due 01/26/2020	EUR	10,000	13,742
4.700% due 11/01/2016		19,000	24,632
4.750% due 05/10/2018		$3,200	3,432
5.250% due 02/18/2024		38,500	42,494
5.500% due 10/26/2022		31,000	34,488
5.850% due 05/10/2023		14,400	16,353
Spain Government International Bond
4.400% due 10/31/2023	EUR	29,000	43,435
5.400% due 01/31/2023		5,000	7,918

5.850% due 01/31/2022		42,600	67,972

Total Sovereign Issues (Cost $756,929)			723,576

	SHARES
EXCHANGE-TRADED FUNDS 1.6%
iShares MSCI Emerging Markets ETF		1,218,017	47,856
iShares U.S. Real Estate ETF		376,808	28,954

Total Exchange-Traded Funds (Cost $77,173)			76,810

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 34.0%
CERTIFICATES OF DEPOSIT 6.5%
Banco Bilbao Vizcaya Argentaria S.A.
0.981% due 10/23/2015		$20,000	19,981
China Construction Bank Corp.
1.700% due 04/16/2015		69,100	69,314
Credit Suisse
0.440% due 01/12/2015		78,570	78,570
Intesa Sanpaolo SpA
1.610% due 04/11/2016		20,800	20,843
1.650% due 04/07/2015		55,600	55,707
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		23,600	23,599
1.190% due 06/26/2015		38,000	38,001

			306,015

COMMERCIAL PAPER 0.9%
Greensill Capital SCF S.A.
5.830% due 03/04/2015 (e)		7,700	7,627
Tesco Treasury Services PLC
1.024% due 08/18/2015		34,800	34,187

			41,814

REPURCHASE AGREEMENTS (f) 0.7%			31,702

SHORT-TERM NOTES 4.5%
Fannie Mae
0.096% due 05/01/2015 †		15,800	15,797
Federal Home Loan Bank
0.041% due 01/28/2011 †		27,700	27,699
0.056% due 02/20/2015 †		17,700	17,699
0.081% due 01/23/2015 - 01/29/2015 †		23,200	23,199
0.086% due 01/23/2015 †		11,700	11,699
0.091% due 05/18/2015 - 05/19/2015 †		6,900	6,899
0.096% due 01/16/2015 †		4,700	4,700
0.099% due 03/30/2015 †		25,998	25,997
0.132% due 02/25/2011 †		7,500	7,499
0.152% due 04/09/2015 †		12,100	12,099
Freddie Mac
0.096% due 03/17/2015 - 04/14/2015 †		45,269	45,266
0.157% due 07/22/2015 †		15,500	15,491

			214,044

GREECE TREASURY BILLS 2.2%
2.026% due 03/06/2015 - 04/14/2015 (b)	EUR	85,900	103,409

SLOVENIA TREASURY BILLS 0.0%
0.903% due 03/12/2015 - 04/09/2015 (b)		1,800	2,178

U.S. TREASURY BILLS 19.2%
0.067% due 01/08/2015 - 06/18/2015 (b)(h)(j)†		$906,304	906,146

Total Short-Term Instruments (Cost $1,613,392)		1,605,308

Total Investments in Securities (Cost $4,901,718)		4,844,610

	SHARES
INVESTMENTS IN AFFILIATES 2.4%
SHORT-TERM INSTRUMENTS 2.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%
PIMCO Short-Term Floating NAV Portfolio	1,794	18
PIMCO Short-Term Floating NAV Portfolio III	11,288,674	111,893

Total Short-Term Instruments (Cost $112,697)		111,911

Total Investments in Affiliates (Cost $112,697)		111,911

Total Investments 104.8% (Cost $5,014,415)		$4,956,521
Financial Derivative Instruments (g)(i) (3.9%) (Cost or Premiums, net $(12,141))		(184,641)
Other Assets and Liabilities, net (0.9%)		(44,549)

Net Assets 100.0%		$4,727,331

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund III, Ltd., which is a 100% owned subsidiary of the Fund.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Greensill Capital SCF S.A.	5.830%	03/04/2015	09/03/2014	$7,627	$7,627	0.16%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
RBC	0.150% †	12/31/2014	01/02/2015	$31,200	U.S. Treasury Notes 2.000% due 07/31/2020	$(31,890)	$31,200	$31,200
SSB	0.000%	12/31/2014	01/02/2015	502	Fannie Mae 2.260% due 10/17/2022	(516)	502	502

Total Repurchase Agreements						$(32,406)	$31,702	$31,702

(1)	Includes accrued interest.

As of December 31, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2014 was $590 at a weighted average interest rate of 0.215%.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT Wheat March Futures †	$575.000	02/20/2015	1,372	$1,189	$1,080

Total Purchased Options				$1,189	$1,080

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT Corn February Futures †	$435.000	01/23/2015	1,292	$(271)	$(97)
Put - CBOT Corn March Futures †	370.000	02/20/2015	2,058	(1,219)	(553)
Put - CBOT Soybean February Futures †	1,000.000	01/23/2015	345	(147)	(261)
Call - CBOT Soybean February Futures †	1,100.000	01/23/2015	345	(116)	(58)
Call - COMEX Gold 100 oz. February Futures †	1,250.000	01/27/2015	159	(115)	(56)
Call - COMEX Gold 100 oz. March Futures †	1,250.000	02/24/2015	95	(90)	(92)
Call - NYBICE Arabica Coffee March Futures †	190.000	02/11/2015	187	(143)	(157)
Put - NYMEX Henry Hub Natural Gas April Futures †	3,000.000	03/26/2015	408	(428)	(1,284)
Put - NYMEX Henry Hub Natural Gas April Futures †	3,300.000	03/26/2015	179	(331)	(925)
Call - NYMEX Henry Hub Natural Gas April Futures †	3,700.000	03/26/2015	587	(401)	(216)
Call - NYMEX Natural Gas March Futures †	0.500	02/24/2015	172	(533)	(45)
Call - NYMEX Natural Gas March Futures †	1.000	02/24/2015	475	(943)	(48)
Put - NYMEX Natural Gas Swap February Futures †	3,250.000	01/27/2015	67	(66)	(278)
Call - NYMEX WTI Crude February Futures	74.000	01/14/2015	177	(149)	(2)
Call - NYMEX WTI Crude February Futures	75.000	01/14/2015	672	(601)	(7)
Call - NYMEX WTI Crude March Futures †	67.000	02/17/2015	501	(533)	(210)
Call - NYMEX WTI-Brent Crude Spread February Futures †	3.000	01/14/2015	158	(115)	(47)
Call - NYMEX WTI-Brent Crude Spread March Futures †	3.000	02/11/2015	419	(394)	(235)
Call - NYMEX WTI-Brent Crude Spread March Futures †	6.000	02/11/2015	392	(332)	(819)
Put - NYMEX WTI-Brent Crude Spread March Futures †	8.000	02/11/2015	419	(205)	(88)
Put - NYMEX WTI-Brent Crude Spread March Futures †	14.000	02/11/2015	392	(332)	(4)

				$(7,464)	$(5,482)

Total Written Options				$(7,464)	$(5,482)

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum March Futures †	Short	03/2015	1,296	$959	$0	$0
Aluminum September Futures †	Long	09/2015	1,296	(948)	0	0
Aluminum, Alloy April Futures †	Long	04/2015	28	(125)	0	(6)
Aluminum, Alloy August Futures †	Long	08/2015	28	(54)	0	(6)
Aluminum, Alloy December Futures †	Long	12/2015	28	(35)	0	(9)
Aluminum, Alloy July Futures †	Long	07/2015	28	(75)	0	(6)
Aluminum, Alloy June Futures †	Long	06/2015	28	(96)	0	(7)
Aluminum, Alloy May Futures †	Long	05/2015	28	(115)	0	(7)
Aluminum, Alloy November Futures †	Long	11/2015	28	(39)	0	(9)
Aluminum, Alloy October Futures †	Long	10/2015	28	(26)	0	(8)
Aluminum, Alloy September Futures †	Long	09/2015	28	(34)	0	(8)
Arabica Coffee March Futures †	Short	03/2015	535	1,212	0	(361)
Arabica Coffee September Futures †	Long	09/2015	535	(575)	325	(50)
Brent Crude December Futures †	Long	11/2015	1,704	(5,409)	0	(307)
Brent Crude December Futures †	Long	10/2016	647	156	0	(226)
Brent Crude February Futures †	Long	01/2015	342	(2,779)	0	(195)
Brent Crude June Futures †	Long	05/2015	2,080	(4,743)	0	(624)
Brent Crude June Futures †	Short	04/2016	787	401	213	0
Brent Crude March Futures †	Short	02/2015	615	1,779	320	0
Brent Crude March Futures †	Short	01/2016	2,274	33,683	546	0
Brent Crude September Futures †	Short	08/2015	1,659	14,811	315	0
Cocoa March Futures †	Short	03/2015	837	75	78	(52)
Cocoa March Futures †	Short	03/2015	3,181	(675)	1,972	0
Cocoa May Futures †	Long	05/2015	3,181	(1,219)	0	(1,940)
Copper March Futures †	Short	03/2015	905	970	645	0
Copper September Futures †	Long	09/2015	905	(1,124)	0	(622)
Corn March Futures †	Short	03/2015	4,281	1,881	2,034	0
Corn September Futures †	Long	09/2015	3,425	(2,415)	0	(1,627)
Cotton No. 2 March Futures †	Short	03/2015	860	(105)	735	0
E-mini S&P 500 Index March Futures	Long	03/2015	327	(415)	0	(397)
EIA Flat Tax On-Highway Diesel Swap Contracts April Futures †	Short	04/2015	28	19	6	0
EIA Flat Tax On-Highway Diesel Swap Contracts August Futures †	Short	08/2015	28	(46)	7	0
EIA Flat Tax On-Highway Diesel Swap Contracts December Futures †	Short	12/2015	28	(65)	9	0
EIA Flat Tax On-Highway Diesel Swap Contracts July Futures †	Short	07/2015	28	(25)	6	0
EIA Flat Tax On-Highway Diesel Swap Contracts June Futures †	Short	06/2015	28	(10)	7	0
EIA Flat Tax On-Highway Diesel Swap Contracts May Futures †	Short	05/2015	28	9	7	0
EIA Flat Tax On-Highway Diesel Swap Contracts November Futures †	Short	11/2015	28	(73)	9	0
EIA Flat Tax On-Highway Diesel Swap Contracts October Futures †	Short	10/2015	28	(92)	8	0
EIA Flat Tax On-Highway Diesel Swap Contracts September Futures †	Short	09/2015	28	(66)	8	0
Euro-Bund 10-Year Bond March Futures	Short	03/2015	1,260	(4,405)	0	(76)
Euro-Mill Wheat December Futures †	Long	12/2015	473	49	50	0
Euro-Mill Wheat March Futures †	Long	03/2015	5,677	1,838	172	0
Gold 100 oz. February Futures †	Short	02/2015	496	221	809	0
Hard Red Spring Wheat July Futures †	Long	07/2015	316	(197)	0	(87)
Hard Red Spring Wheat March Futures †	Long	03/2015	1,608	2,320	0	(422)
Hard Red Winter Wheat July Futures †	Long	07/2015	418	421	0	(188)
Hard Red Winter Wheat March Futures †	Short	03/2015	380	852	181	0
Hard Red Winter Wheat September Futures †	Long	09/2015	380	(762)	0	(166)
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	617	(1,311)	0	(143)
Henry Hub Natural Gas Swap April Futures †	Long	03/2019	21	(31)	0	(2)
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	582	(1,100)	0	(131)
Henry Hub Natural Gas Swap August Futures †	Long	07/2019	21	(31)	0	(2)
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	436	(468)	0	(88)
Henry Hub Natural Gas Swap December Futures †	Long	11/2019	21	(34)	0	(2)
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	490	(785)	0	(132)
Henry Hub Natural Gas Swap February Futures †	Long	01/2019	21	(31)	0	(2)
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	443	(685)	0	(120)
Henry Hub Natural Gas Swap January Futures †	Long	12/2018	21	(31)	0	(2)
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	582	(1,114)	0	(131)
Henry Hub Natural Gas Swap July Futures †	Long	06/2019	21	(31)	0	(2)
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	617	(1,254)	0	(140)
Henry Hub Natural Gas Swap June Futures †	Long	05/2019	21	(31)	0	(2)
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	441	(729)	0	(116)
Henry Hub Natural Gas Swap March Futures †	Long	02/2019	21	(31)	0	(2)
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	582	(1,216)	0	(134)
Henry Hub Natural Gas Swap May Futures †	Long	04/2019	21	(31)	0	(2)
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	476	(754)	0	(100)
Henry Hub Natural Gas Swap November Futures †	Long	10/2019	21	(33)	0	(2)
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	577	(1,066)	0	(127)
Henry Hub Natural Gas Swap October Futures †	Long	09/2019	21	(32)	0	(2)
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	612	(1,188)	0	(136)
Henry Hub Natural Gas Swap September Futures †	Long	08/2019	21	(32)	0	(2)
Lean Hogs August Futures †	Long	08/2015	462	348	106	0
Lean Hogs February Futures †	Short	02/2015	462	20	0	(5)
Live Cattle August Futures †	Long	08/2015	605	639	48	0
Live Cattle February Futures †	Short	02/2015	605	(904)	278	0
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2015	394	(283)	20	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2015	245	(142)	7	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2015	213	(140)	6	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2015	362	(269)	15	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2015	362	(259)	11	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2015	245	(130)	7	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2015	394	(224)	20	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2015	362	(288)	0	(4)
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2015	394	(264)	20	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2015	213	(127)	6	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2015	213	(133)	6	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2015	245	(147)	7	0
Lumber January Futures †	Short	01/2015	14	(12)	7	0
Lumber March Futures †	Short	03/2015	211	171	105	0
Mars (Argus) vs. WTI Spread Calendar Swap April Futures †	Short	04/2015	17	(13)	0	(1)
Mars (Argus) vs. WTI Spread Calendar Swap August Futures †	Short	08/2015	17	(14)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap December Futures †	Short	12/2015	17	(14)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap February Futures †	Short	02/2015	17	(16)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap January Futures †	Short	01/2015	17	(15)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap July Futures †	Short	07/2015	17	(13)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap June Futures †	Short	06/2015	17	(12)	1	0
Mars (Argus) vs. WTI Spread Calendar Swap March Futures †	Short	03/2015	17	(14)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap May Futures †	Short	05/2015	17	(12)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap November Futures †	Short	11/2015	17	(16)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap October Futures †	Short	10/2015	17	(17)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap September Futures †	Short	09/2015	17	(14)	0	0
Natural Gas April Futures †	Short	03/2015	5,671	37,769	9,301	0
Natural Gas April Futures †	Short	03/2016	909	3,837	845	0
Natural Gas February Futures †	Short	01/2015	132	86	86	0
Natural Gas January Futures †	Short	12/2015	930	5,603	1,004	0
Natural Gas July Futures †	Long	06/2015	2,676	(12,581)	0	(3,746)
Natural Gas March Futures †	Short	02/2015	6,701	58,903	13,402	0
Natural Gas March Futures †	Long	02/2016	1,839	(9,823)	0	(1,931)
Natural Gas May Futures †	Long	04/2015	7,451	(59,815)	0	(10,953)
Natural Gas September Futures †	Long	08/2015	2,245	(6,205)	0	(3,121)
New York Harbor ULSD August Futures †	Short	07/2015	62	1,376	0	0
New York Harbor ULSD August Futures †	Short	08/2015	181	1,975	46	0
New York Harbor ULSD December Futures †	Long	11/2015	2,290	(40,672)	0	(750)
New York Harbor ULSD February Futures †	Short	01/2015	444	3,586	149	0
New York Harbor ULSD July Futures †	Short	07/2015	243	3,484	39	0
New York Harbor ULSD June Futures †	Short	05/2015	2,290	36,621	375	0
New York Harbor ULSD March Futures †	Long	02/2015	139	(287)	0	(38)
New York Harbor ULSD September Futures †	Long	08/2015	305	(769)	0	(58)
New York Harbor ULSD September Futures †	Short	09/2015	243	3,128	58	0
Nickel March Futures †	Short	03/2015	306	607	0	0
Nickel September Futures †	Long	09/2015	306	(625)	0	0
Platinum April Futures †	Long	04/2015	434	(67)	0	(213)
RBOB Calendar Swap August Futures †	Long	08/2015	243	(2,668)	13	0
RBOB Calendar Swap July Futures †	Long	07/2015	243	(2,528)	8	0
RBOB Calendar Swap September Futures †	Long	09/2015	243	(3,765)	0	(22)
RBOB Gasoline April Futures †	Short	03/2015	1,118	19,707	19	0
RBOB Gasoline December Futures †	Long	11/2015	904	(29,645)	0	(167)
RBOB Gasoline March Futures †	Long	02/2015	793	(10,226)	10	0
RBOB Gasoline September Futures †	Long	08/2015	325	(601)	18	0
RBOB Gasoline vs. Brent Crack Spread August Futures †	Long	08/2015	301	293	72	0
RBOB Gasoline vs. Brent Crack Spread July Futures †	Long	07/2015	301	671	70	0
RBOB Gasoline vs. Brent Crack Spread September Futures †	Long	09/2015	301	(1,252)	28	0
Soybean July Futures †	Short	07/2015	2,699	3,745	2,632	0
Soybean March Futures †	Long	03/2015	1,205	743	0	(1,235)
Soybean Meal December Futures †	Short	12/2015	368	69	180	0
Soybean Meal July Futures †	Short	07/2015	1,973	561	1,006	0
Soybean Meal March Futures †	Short	03/2015	2,976	2,802	1,815	0
Soybean Meal May Futures †	Long	05/2015	1,973	783	0	(1,065)
Soybean November Futures †	Long	11/2015	4,534	(2,475)	0	(3,571)
Soybean Oil December Futures †	Long	12/2015	423	(54)	0	(228)
Soybean Oil March Futures †	Short	03/2015	3,159	973	1,763	0
Sugar No. 11 March Futures †	Short	02/2015	5,618	6,792	566	0
Sugar No. 11 October Futures †	Long	09/2015	2,230	(562)	0	(225)
U.S. Treasury 10-Year Note March Futures †	Long	03/2015	171	51	37	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2015	1	7	0	0
Wheat December Futures †	Long	12/2015	854	(938)	0	(396)
Wheat July Futures †	Short	07/2015	2,129	752	1,066	0
Wheat March Futures †	Short	03/2015	5,051	(1,842)	3,094	0
Wheat March Futures †	Long	03/2016	366	(644)	0	(192)
Wheat September Futures †	Long	09/2015	1,125	(2,497)	0	(563)
White Sugar March Futures †	Long	02/2015	3,388	(11,925)	695	0
WTI Crude December Futures †	Short	11/2015	6,115	117,115	1,284	0
WTI Crude December Futures †	Short	11/2016	3,128	61,174	219	0
WTI Crude December Futures †	Short	11/2017	539	2,233	27	0
WTI Crude December Futures †	Long	11/2018	325	(537)	0	(49)
WTI Crude December Futures †	Long	11/2019	214	(1,702)	0	(19)
WTI Crude February Futures †	Short	01/2015	1,507	15,337	1,281	0
WTI Crude June Futures †	Short	05/2015	6,439	73,175	3,992	0
WTI Crude June Futures †	Long	05/2016	3,622	(80,493)	0	(471)
WTI Crude March Futures †	Short	02/2015	3,972	19,672	3,297	0
WTI Crude March Futures †	Long	02/2016	634	(10,844)	0	(95)
WTI Crude October Futures †	Long	09/2015	3,424	(7,741)	0	(1,096)
WTI Crude September Futures †	Long	08/2015	12,119	(165,887)	0	(4,605)
WTI Crude September Futures †	Long	08/2016	1,020	(12,752)	0	(92)
Zinc March Futures †	Short	03/2015	552	(263)	0	0
Zinc September Futures †	Long	09/2015	552	254	0	0

Total Futures Contracts				$21,745	$57,629	$(43,839)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-22 10-Year Index	1.000%	06/20/2024	$11,800	$(26)	$(68)	$3	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	06/18/2016		$315,700	$(580)	$(284)	$0	$(25)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		205,300	(6,409)	(45)	0	(215)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		132,400	(29,747)	(31,483)	0	(215)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		10,800	(1,867)	(1,688)	0	(17)
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	149,400	7,075	8,010	538	0
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045	EUR	15,200	(2,451)	(317)	0	(60)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	4,760,000	(2,034)	(1,296)	0	(24)
Pay	28-Day MXN-TIIE	6.350%	09/01/2023	MXN	268,500	547	(227)	99	0

						$(35,466)	$(27,330)	$637	$(556)

Total Swap Agreements						$(35,492)	$(27,398)	$640	$(556)

(h)	Securities with an aggregate market value of $119,573 and cash of $14,872 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015		NZD	4,663		$3,631	$0	$(6)
	01/2015	†		$3,380	EUR	2,719	0	(90)
	02/2015		EUR	808,714		$1,013,169	34,152	0
	02/2015		GBP	25,430		39,769	143	0
	02/2015			$2,322	EUR	1,892	0	(31)
BPS	01/2015		BRL	84,975		$31,917	23	(73)
	01/2015			$32,706	BRL	84,975	0	(739)
BRC	02/2015		MXN	501,072		$36,737	2,838	0
	02/2015			$50,091	INR	3,173,758	0	(361)
	10/2015		BRL	69,600		$24,637	371	0
CBK	01/2015		AUD	43,496		37,202	1,692	0
	01/2015	†	EUR	51,849		63,546	806	0
	01/2015	†		$3,208	EUR	2,570	0	(98)
	02/2015	†		216,074		176,140	0	(2,849)
	02/2015			2,880	MXN	39,234	0	(225)
	03/2015		CAD	59,825		$52,211	787	0
	07/2015		BRL	72,400		26,270	369	0
	10/2015			45,000		15,901	212	0
DUB	01/2015			84,975		33,026	1,059	0
	01/2015		JPY	35,355		300	5	0
	01/2015			$31,991	BRL	84,975	0	(24)
	02/2015		MXN	429,816		$30,684	1,606	0
	07/2015			$31,321	BRL	84,975	0	(921)
FBF	02/2015		MXN	3,289		$228	5	0
GLM	01/2015	†	EUR	1,758		2,186	57	0
	01/2015			$1,129	AUD	1,333	0	(41)
	01/2015	†		1,361	EUR	1,106	0	(23)
	02/2015		EUR	36,714		$46,004	1,558	0
	02/2015	†	GBP	686		1,076	7	0
	02/2015	†		$26,510	EUR	21,764	0	(162)
	02/2015			5,296	INR	331,603	0	(100)
HUS	01/2015			1,036	AUD	1,255	0	(11)
	02/2015			104,767	EUR	84,061	0	(3,004)
JPM	01/2015	†		58,551		47,212	0	(1,422)
	02/2015		MXN	100,244		$7,264	482	0
	02/2015	†		$6,134	EUR	5,015	0	(64)
	02/2015			5,807	GBP	3,701	0	(40)
	02/2015			1,400	MXN	20,647	0	(4)
MSB	01/2015		AUD	96		$82	4	0
	01/2015		BRL	28,402		10,693	8	0
	01/2015			$10,689	BRL	28,402	0	(5)
	02/2015		BRL	28,402		$10,599	0	(3)
	02/2015	†	GBP	9,680		15,222	139	0
	03/2015	†		$52,061	CAD	59,606	0	(825)
RBC	02/2015		MXN	52,722		$3,728	161	0
UAG	01/2015		BRL	22,191		8,116	0	(232)
	01/2015			$33,531	AUD	41,004	0	(56)
	01/2015			8,354	BRL	22,191	0	(6)
	02/2015		AUD	41,004		$33,460	55	0
	02/2015	†	GBP	280		439	3	0

Total Forward Foreign Currency Contracts							$46,542	$(11,415)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683%	12/11/2017	$35,000	$4,900	$4,385

Total Purchased Options							$4,900	$4,385

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015	EUR	11,000	$(8)	$(11)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		11,000	(22)	(11)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		11,900	(23)	(14)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		11,900	(20)	(2)
CBK	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		19,800	(32)	(23)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		19,800	(47)	(1)
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		12,000	(15)	(14)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		12,000	(33)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.100%	01/21/2015		6,100	(15)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.200%	01/21/2015		14,400	(36)	0
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		5,200	(5)	(5)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		5,200	(10)	(5)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		7,100	(13)	(8)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		7,100	(11)	(1)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		14,000	(17)	(13)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		14,000	(25)	(13)

							$(332)	$(122)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
HUS	Put - OTC USD versus JPY	JPY	115.500	01/16/2015	$21,900	$(118)	$(22)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor -OTC YOY CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$ 12,800	$(110)	$(50)
CBK	Floor - OTC CPURNSA Index	TBD	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	900	(12)	0
DUB	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,000	(98)	(3)
	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018	17,000	(168)	(114)
	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	16,000	(155)	(108)
JPM	Cap - OTC CPURNSA Index	TBD	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	18,600	(136)	(37)
	Cap - OTC CPURNSA Index	TBD	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	12,800	(89)	(26)

						$(768)	$(338)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	$32,300	$(151)	$(274)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	32,300	(168)	(19)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	12/11/2017	147,000	(4,900)	(4,722)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	87,700	(415)	(744)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	87,700	(468)	(51)

							$(6,102)	$(5,810)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC Platinum Gold Spread February Futures †	$—	(2)	02/17/2015	$1,720	$(335)	$(216)
	Put - OTC Platinum Gold Spread March Futures †	19.000		03/02/2015	14	(270)	(161)
	Call - OTC WTI Crude March Futures †	6.000		02/11/2015	47,800	(406)	(999)
	Put - OTC WTI Crude March Futures †	14.000		02/11/2015	47,800	(406)	(5)
SOG	Put - OTC Natural Gas April Futures †	3.300		03/26/2015	1,070	(134)	(553)
	Call - OTC Natural Gas April Futures †	4.300		03/26/2015	1,070	(134)	(10)

						$(1,685)	$(1,944)

(2)	Strike price determined when exercised based on predetermined terms.

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Call - OTC SPGCENP Index †	0.306	02/09/2015	$7,450,000	$(193)	$(1)
	Call - OTC SPGCENP Index †	0.578	03/05/2015	3,000,000	(183)	(15)
	Call - OTC SPGCICP Index †	0.268	02/09/2015	3,900,000	(134)	0
	Call - OTC SPGCICP Index †	0.420	03/05/2015	3,000,000	(130)	0

					$(640)	$(16)

Total Written Options					$(9,645)	$(8,252)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	LLSBRT 1H15 Index †	$7.200	06/30/2015	114,000	$0	$454	$454	$0
	Receive	LLSBRT 1H15 Index †	7.100	06/30/2015	120,000	0	466	466	0
	Pay	LLSBRT 1H15 Index †	2.900	06/30/2015	173,028	0	54	54	0
	Pay	LLSBRT 1H15 Index †	2.850	06/30/2015	84,102	0	30	30	0
	Pay	LLSBRT 1H15 Index †	2.700	06/30/2015	178,272	0	91	91	0
	Receive	LLSBRT CAL15 Index †	8.150	12/31/2015	156,000	0	721	721	0
	Receive	RBCO 2Q15 Index †	11.850	06/30/2015	42,000	0	(17)	0	(17)
	Receive	RBCO 3Q15 Index †	7.000	09/30/2015	107,061	0	(21)	0	(21)
BPS	Pay	Algonquin Cityfates Natural Gas Basis March Futures †	7.000	02/27/2015	90,000	0	194	194	0
	Pay	Algonquin Cityfates Natural Gas Basis March Futures †	7.200	02/27/2015	210,000	0	493	493	0
	Pay	FBANM X14 Index †	10.000	02/27/2015	164,020	0	598	598	0
	Pay	FBTMM Z14 Index †	2.370	01/30/2015	62,300	0	96	96	0
	Receive	JETNWECO 1Q15 Index †	15.500	03/31/2015	90,000	0	25	25	0
	Receive	JETNWECO 1Q15 Index †	17.000	03/31/2015	99,519	0	(121)	0	(121)
	Pay	JETNWECO 1Q15 Index †	17.200	03/31/2015	102,186	0	145	145	0
	Receive	NAPCO 1Q15 Index †	8.340	03/31/2015	99,519	0	(115)	0	(115)
	Receive	NAPCO 1Q15 Index †	7.300	03/31/2015	90,000	0	(198)	0	(198)
	Pay	NAPCO 1Q15 Index †	7.600	03/31/2015	102,186	0	194	194	0
	Receive	RBCO 2Q15 Index †	11.750	06/30/2015	81,000	0	(25)	0	(25)
	Receive	RBCO 3Q15 Index †	6.950	09/30/2015	81,000	0	(12)	0	(12)
	Receive	RBCO 3Q15 Index †	6.965	09/30/2015	168,939	0	(27)	0	(27)
	Pay	RBCO 3Q15 Index †	7.000	09/30/2015	81,000	0	(16)	0	(16)
CBK	Pay	DTDBRTCO 1Q15 Index †	0.320	03/31/2015	164,400	0	190	190	0
	Pay	DTDBRTCO 1Q15 Index †	0.280	03/31/2015	200,400	0	240	240	0
	Receive	JETNWECO 1Q15 Index †	15.440	03/31/2015	100,200	0	34	34	0
	Receive	LLSBRT 1H15 Index †	7.200	06/30/2015	486,000	0	1,937	1,937	0
	Pay	LLSBRT 1H15 Index †	2.800	06/30/2015	168,810	0	69	69	0
	Pay	LLSBRT 1H15 Index †	2.700	06/30/2015	341,136	0	174	174	0
	Receive	LLSBRT CAL15 Index †	8.850	12/31/2015	300,000	0	1,597	1,597	0
	Receive	NAPCO 1Q15 Index †	7.780	03/31/2015	100,200	0	(172)	0	(172)
GST	Pay	Algonquin Cityfates Natural Gas Basis March Futures †	6.150	02/27/2015	155,000	0	201	201	0
	Pay	Algonquin Cityfates Natural Gas Basis March Futures †	6.180	02/27/2015	155,000	0	206	206	0
	Pay	Algonquin Cityfates Natural Gas Basis March Futures †	6.600	02/27/2015	120,000	0	210	210	0
	Pay	Algonquin Cityfates Natural Gas Basis March Futures †	7.250	02/27/2015	210,000	0	504	504	0
	Pay	LLSBRT 1H15 Index †	2.600	06/30/2015	169,824	0	104	104	0
	Pay	LLSBRT 1H15 Index †	2.550	06/30/2015	170,484	0	113	113	0
	Receive	LLSBRT 2H15 Index †	7.750	12/31/2015	111,444	0	436	436	0
	Receive	LLSBRT CAL15 Index †	9.150	12/31/2015	192,000	0	1,080	1,080	0
	Receive	LLSBRT CAL15 Index †	7.900	12/31/2015	48,000	0	210	210	0
	Receive	LLSBRT CAL15 Index †	7.550	12/31/2015	684,000	0	2,754	2,754	0
JPM	Receive	JETNWECO 1Q15 Index †	16.900	03/31/2015	54,321	0	(61)	0	(61)
	Pay	JETNWECO 1Q15 Index †	17.100	03/31/2015	30,114	0	40	40	0
	Receive	NAPCO 1Q15 Index †	8.450	03/31/2015	54,321	0	(57)	0	(57)
	Pay	NAPCO 1Q15 Index †	7.700	03/31/2015	30,114	0	54	54	0
MAC	Receive	CUAC 4Q15 Index †	41.500	12/31/2015	30,993,000	0	(933)	0	(933)
	Receive	CUAC 4Q15 Index †	46.500	12/31/2015	7,308,000	0	(584)	0	(584)
	Receive	CUAC 4Q15 Index †	48.000	12/31/2015	1,858,500	0	(176)	0	(176)
	Receive	CUAC 4Q15 Index †	49.000	12/31/2015	16,600,500	0	(1,739)	0	(1,739)
	Receive	CUAC 4Q15 Index †	50.000	12/31/2015	14,742,000	0	(1,692)	0	(1,692)
	Receive	LLSBRT 1H15 Index †	7.550	06/30/2015	117,366	0	509	509	0
	Receive	LLSBRT 2H15 Index †	7.350	12/31/2015	150,000	0	(528)	0	(528)
	Receive	RBCO 2Q15 Index †	11.830	06/30/2015	48,000	0	(18)	0	(18)
MYC	Pay	BRTDUBAI CAL15 Index †	2.680	12/31/2015	216,000	0	(85)	0	(85)
	Pay	DTDBRTCO 1Q15 Index †	0.340	03/31/2015	138,600	0	157	157	0
	Pay	FBANM X14 Index †	10.750	02/27/2015	271,577	0	1,193	1,193	0
	Pay	FBTMM Z14 Index †	2.430	01/30/2015	124,460	0	200	200	0
	Receive	JETNWECO 1Q15 Index †	15.460	03/31/2015	69,300	0	22	22	0
	Receive	JETNWECO 1Q15 Index †	16.850	03/31/2015	99,000	0	(106)	0	(106)
	Receive	JETNWECO 1Q15 Index †	16.950	03/31/2015	101,160	0	(118)	0	(118)
	Pay	LLSBRT CAL15 Index †	3.300	12/31/2015	131,808	0	29	29	0
	Receive	NAPCO 1Q15 Index †	9.050	03/31/2015	99,000	0	(45)	0	(45)
	Receive	NAPCO 1Q15 Index †	8.450	03/31/2015	101,160	0	(106)	0	(106)
	Receive	NAPCO 1Q15 Index †	7.800	03/31/2015	69,300	0	(118)	0	(118)

						$0	$8,734	$15,824	$(7,090)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Russia Government International Bond	1.000%	03/20/2019	4.827%	$3,000	$(251)	$(165)	$0	$(416)
BRC	Spain Government International Bond	1.000%	03/20/2019	0.713%	2,100	(20)	45	25	0
DUB	Italy Government International Bond	1.000%	03/20/2019	1.069%	5,300	(114)	101	0	(13)
FBF	United Kingdom Gilt	1.000%	12/20/2015	0.040%	3,300	77	(45)	32	0
GST	Navient Corp.	5.000%	03/20/2016	0.810%	300	1	15	16	0
	Spain Government International Bond	1.000%	03/20/2019	0.713%	1,400	(13)	29	16	0
HUS	Italy Government International Bond	1.000%	03/20/2019	1.069%	4,050	(87)	77	0	(10)
	Russia Government International Bond	1.000%	03/20/2019	4.827%	1,300	(107)	(74)	0	(181)
MYC	Italy Government International Bond	1.000%	03/20/2019	1.069%	10,050	(193)	168	0	(25)
	Spain Government International Bond	1.000%	03/20/2019	0.713%	2,700	(24)	57	33	0

						$(731)	$208	$122	$(645)

(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	67,200	$57	$(1,662)	$0	$(1,605)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		180,800	237	(767)	0	(530)
	Pay	3-Month EUR-EXT-CPI Index	0.650%	08/15/2018	EUR	104,000	(454)	(797)	0	(1,251)
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	300	2	25	27	0
	Pay	1-Year BRL-CDI	9.120%	01/02/2017	BRL	35,700	0	(868)	0	(868)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$20,900	127	(1,920)	0	(1,793)
BRC	Pay	1-Year BRL-CDI	12.255%	01/02/2017	BRL	140,000	163	58	221	0
CBK	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	18,200	22	131	153	0
	Pay	3-Month EUR-EXT-CPI Index	0.650%	08/15/2018	EUR	104,000	(457)	(794)	0	(1,251)
	Pay	3-Month EUR-EXT-CPI Index	0.635%	12/29/2019		13,000	0	(47)	0	(47)
DUB	Pay	28-Day MXN-TIIE	6.350%	09/01/2023	MXN	90,500	(190)	375	185	0
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	28,000	46	189	235	0
	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044		22,600	59	1,982	2,041	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		4,700	(17)	113	96	0
	Pay	1-Year BRL-CDI	12.255%	01/02/2017	BRL	200,000	240	76	316	0
GLM	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044	GBP	7,300	(36)	186	150	0
	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	31,800	0	(782)	0	(782)
	Pay	28-Day MXN-TIIE	6.350%	09/01/2023	MXN	183,000	(363)	737	374	0
HUS	Pay	1-Year BRL-CDI	8.320%	01/02/2017	BRL	111,000	103	(3,675)	0	(3,572)
JPM	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	39,700	52	282	334	0
UAG	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024		9,000	19	56	75	0

							$(390)	$(7,102)	$4,207	$(11,699)

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	CSIXTR Index †	78,655	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	$353,664	$(16,490)	$0	$(16,490)
	Receive	DWRTFT Index	2	1-Month USD-LIBOR plus a specified spread	11/20/2015	17	0	0	0
BPS	Receive	BCOMF1T Index †	263,888	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	110,858	(5,451)	0	(5,451)
	Pay	BCOMTR Index †	460,220	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	101,752	5,056	5,056	0
	Receive	CSIXTR Index †	107,529	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	483,493	(22,546)	0	(22,546)
CBK	Receive	CSIXTR Index †	19,704	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	88,597	(4,131)	0	(4,131)
CIB	Receive	CSIXTR Index †	139,514	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	627,312	(29,252)	0	(29,252)
DUB	Receive	CSIXTR Index †	6,296	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	28,309	(1,320)	0	(1,320)
FBF	Receive	CSIXTR Index †	122,774	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	552,040	(24,402)	0	(24,402)
	Pay	CSMFHGER Index †	19,624	0.030%	02/17/2015	5,574	103	103	0
	Receive	SPGCICP Index †	13,999	0.030%	02/17/2015	5,781	(82)	0	(82)
GLM	Receive	CSIXTR Index †	167,825	3-Month U.S. Treasury Bill rate plus a specified spread	01/23/2015	750,645	(31,186)	0	(31,186)
JPM	Receive	BCOMF1T Index †	1,330,144	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	558,786	(27,481)	0	(27,481)
	Pay	BCOMTR Index †	3,636,300	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	803,969	39,957	39,957	0
	Receive	CSIXTR Index †	235,162	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	1,057,380	(49,307)	0	(49,307)
	Receive	JMABNIC0 Index †	60,381	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	34,031	(1,361)	0	(1,361)
	Receive	JMABNICP Index †	336,876	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	186,321	(7,431)	0	(7,431)
MAC	Receive	CSIXTR Index †	66,164	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	297,500	(13,869)	0	(13,869)
SOG	Receive	BCOMTR Index †	66,996	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	14,813	(736)	0	(736)
	Receive	CSIXTR Index †	168,180	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	756,202	(35,252)	0	(35,252)

							$(225,181)	$45,116	$(270,297)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	S&P 500 Index †	2.356%	01/09/2015	$66,124	$0	$(581)	$0	$(581)
BPS	Pay	GOLDLNPM Index †	3.098%	08/03/2015	24,148	0	(106)	0	(106)
	Receive	SLVRLND Index †	6.452%	08/03/2015	16,733	0	585	585	0
CBK	Pay	SPGCCLP Index †	4.080%	05/14/2015	13,430	0	(1,746)	0	(1,746)
	Pay	SPGCCLP Index †	4.580%	05/14/2015	13,676	0	(1,621)	0	(1,621)
DUB	Pay	SPGCCLP Index †	4.623%	05/14/2015	13,790	0	(1,637)	0	(1,637)
	Pay	SPGCCLP Index †	6.376%	11/17/2015	9,950	0	(1,809)	0	(1,809)
	Receive	WTI Crude December Futures †	4.203%	11/17/2015	12,270	0	1,688	1,688	0
	Receive	WTI Crude June Futures †	2.772%	05/14/2015	18,557	0	1,995	1,995	0
	Receive	WTI Crude June Futures †	3.240%	05/14/2015	32,911	0	3,199	3,199	0
GST	Pay	Brent Crude February Futures †	11.560%	01/12/2015	6,318	0	(552)	0	(552)
	Pay	Brent Crude February Futures †	12.076%	01/12/2015	8,357	0	(721)	0	(721)
	Pay	DJUBS Index †	1.960%	02/03/2015	20,925	0	(261)	0	(261)
	Pay	GOLDLNPM Index †	6.126%	11/25/2015	16,800	0	416	416	0
	Receive	SLVRLND Index †	10.890%	11/25/2015	12,600	0	(120)	0	(120)
	Pay	SPGCGCP Index †	2.723%	06/11/2015	38,626	0	0	0	0
	Receive	SPGSSIP Index †	5.760%	06/11/2015	26,580	0	733	733	0
	Pay	WTI Crude February Futures †	11.662%	01/14/2015	10,287	0	(1,767)	0	(1,767)
	Pay	WTI Crude February Futures †	28.302%	01/14/2015	2,489	0	140	140	0
JPM	Pay	S&P 500 Index †	2.690%	01/22/2015	21,951	0	22	22	0
	Pay	S&P 500 Index	3.572%	03/20/2015	33,069	0	7	7	0
MYC	Pay	BCOM Index †	1.756%	01/09/2015	47,177	0	(250)	0	(250)
	Pay	GOLDLNPM Index †	3.276%	09/18/2015	13,532	0	(42)	0	(42)
	Pay	GOLDLNPM Index †	5.406%	04/21/2016	63,817	0	937	937	0
	Pay	S&P 500 Index †	5.406%	01/16/2015	24,301	0	632	632	0
	Receive	SLVRLND Index †	5.382%	09/18/2015	10,559	0	469	469	0
	Receive	SLVRLND Index †	9.151%	04/21/2016	49,045	0	594	594	0
SOG	Pay	Natural Gas February Futures †	36.603%	01/27/2015	5,285	0	144	144	0
	Pay	Natural Gas February Futures †	100.000%	01/27/2015	4,948	0	363	363	0
	Pay	S&P 500 Index †	1.960%	01/08/2015	145,357	0	(1,578)	0	(1,578)
	Pay	SPGCCLP Index †	4.000%	05/14/2015	15,450	0	(2,027)	0	(2,027)
	Pay	WTI Crude February Futures †	24.010%	01/14/2015	8,057	0	164	164	0
	Pay	WTI Crude February Futures †	28.623%	01/14/2015	4,910	0	292	292	0
	Receive	WTI Crude June Futures †	2.772%	05/14/2015	19,352	0	2,072	2,072	0
UAG	Pay	S&P 500 Index †	2.059%	01/02/2015	121,254	0	(358)	0	(358)
	Pay	S&P 500 Index †	2.220%	01/02/2015	138,926	0	(187)	0	(187)

						$0	$(911)	$14,452	$(15,363)

Total Swap Agreements						$(1,121)	$(224,252)	$79,721	$(305,094)

(j)	Securities with an aggregate market value of $184,890 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,308	$0	$5,308
Corporate Bonds & Notes
Banking & Finance	0	716,244	15,744	731,988
Industrials	0	48,041	365	48,406
Utilities	0	54,409	0	54,409
U.S. Government Agencies	0	217,757	0	217,757
U.S. Treasury Obligations	0	1,053,090	0	1,053,090
Mortgage-Backed Securities	0	153,404	914	154,318
Asset-Backed Securities	0	173,640	0	173,640
Sovereign Issues	0	723,576	0	723,576
Exchange-Traded Funds	76,810	0	0	76,810
Short-Term Instruments
Certificates of Deposit	0	306,015	0	306,015
Commercial Paper	0	41,814	0	41,814
Repurchase Agreements	0	31,702	0	31,702
Short-Term Notes	0	214,044	0	214,044
Greece Treasury Bills	0	103,409	0	103,409
Slovenia Treasury Bills	0	2,178	0	2,178
U.S. Treasury Bills	0	906,146	0	906,146
	$76,810	$4,750,777	$17,023	$4,844,610

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$111,911	$0	$0	$111,911

Total Investments	$188,721	$4,750,777	$17,023	$4,956,521

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	58,709	640	0	59,349
Over the counter	0	130,648	0	130,648
	$58,709	$131,288	$0	$189,997

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(49,321)	(556)	0	(49,877)
Over the counter	0	(324,368)	(393)	(324,761)

	$(49,321)	$(324,924)	$(393)	$(374,638)

Totals	$198,109	$4,557,141	$16,630	$4,771,880

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn Strategy Fund®

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 157.8%
BANK LOAN OBLIGATIONS 0.2%
HCA, Inc.
2.669% due 05/02/2016		$7,306	$7,281
Iasis Healthcare LLC
4.500% due 05/03/2018		9,628	9,556

Total Bank Loan Obligations (Cost $16,905)			16,837

CORPORATE BONDS & NOTES 3.0%
BANKING & FINANCE 2.0%
Ayt Cedulas Cajas Global
0.186% due 02/22/2018	EUR	2,200	2,606
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (c)		4,300	5,937
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$14,500	14,775
Banco Santander S.A.
6.250% due 09/11/2021 (c)	EUR	7,200	8,448
Barclays Bank PLC
2.010% due 12/21/2020	MXN	32,500	2,272
Barclays PLC
6.500% due 09/15/2019 (c)	EUR	3,600	4,273
8.000% due 12/15/2020 (c)		800	1,012
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$17,700	20,414
BPCE S.A.
4.625% due 07/11/2024		74,800	72,758
Citigroup, Inc.
0.752% due 05/01/2017		9,300	9,282
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
8.400% due 06/29/2017 (c)		100	110
Corp. Andina de Fomento
3.950% due 10/15/2021 (b)	MXN	76,420	5,198
Credit Agricole S.A.
6.500% due 06/23/2021 (c)	EUR	6,900	8,510
7.875% due 01/23/2024 (c)		$400	408
Credit Suisse Group AG
7.500% due 12/11/2023 (c)		5,000	5,212
Eksportfinans ASA
2.375% due 05/25/2016		3,000	3,015
Export-Import Bank of India
2.407% due 03/30/2016		3,000	3,030
General Motors Financial Co., Inc.
2.625% due 07/10/2017		3,400	3,417
International Lease Finance Corp.
7.125% due 09/01/2018		3,100	3,480
LBG Capital PLC
15.000% due 12/21/2019	EUR	100	179
Lloyds Banking Group PLC
7.625% due 06/27/2023 (c)	GBP	5,000	7,805
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,000	1,241
Navient Corp.
2.497% due 11/01/2016		$700	678
Novo Banco S.A.
3.875% due 01/21/2015	EUR	300	363
5.875% due 11/09/2015		600	734
Qatari Diar Finance Co.
5.000% due 07/21/2020		$1,500	1,650
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		300	281
5.499% due 07/07/2015		3,000	2,978
5.717% due 06/16/2021		200	175
Stone Street Trust
5.902% due 12/15/2015		2,000	2,082
Turkiye Garanti Bankasi A/S
2.731% due 04/20/2016		15,700	15,739

Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023		600	470

			208,532

INDUSTRIALS 0.5%
Canadian Natural Resources Ltd.
0.632% due 03/30/2016		7,500	7,489
Chesapeake Energy Corp.
3.481% due 04/15/2019		3,600	3,537
D.R. Horton, Inc.
5.625% due 01/15/2016		5,000	5,225
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	15,600	15,498
Lennar Corp.
5.600% due 05/31/2015		$3,000	3,052
New York Times Co.
5.000% due 03/15/2015		1,000	1,008
Noble Group Ltd.
4.875% due 08/05/2015		6,400	6,520
Numericable SFR
6.000% due 05/15/2022		1,700	1,711
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,765
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		2,853	3,324
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		200	190

			51,319

UTILITIES 0.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		500	517
AT&T, Inc.
0.677% due 03/30/2017		33,100	33,104
BellSouth Corp.
4.182% due 04/26/2021		7,300	7,372
Electricite de France S.A.
0.691% due 01/20/2017		6,800	6,825
1.150% due 01/20/2017		2,100	2,100
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		1,400	1,050
Petrobras Global Finance BV
2.603% due 03/17/2017		2,100	1,944
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,000	1,029
5.000% due 10/19/2025		1,300	1,406
Rosneft Finance S.A.
6.250% due 02/02/2015		100	100
6.625% due 03/20/2017		1,900	1,776
7.500% due 07/18/2016		400	385
Rosneft Oil Co. Via Rosneft International Finance Ltd.
3.149% due 03/06/2017		2,700	2,396

			60,004

Total Corporate Bonds & Notes (Cost $328,324)			319,855

U.S. GOVERNMENT AGENCIES 3.1%
Fannie Mae
0.300% due 03/25/2036		397	380
0.615% due 02/25/2037		4,279	4,305
2.131% due 05/01/2035		244	263
2.355% due 05/01/2036		48	51
3.000% due 02/01/2045 †		1,000	1,009
3.500% due 01/01/2045 †		252,000	262,585
4.000% due 07/01/2019		3,854	4,084
Freddie Mac
0.391% due 02/15/2019		3,084	3,088
0.431% due 01/15/2037		19	19
2.306% due 06/01/2033		274	289
2.540% due 01/01/2034		332	353
Ginnie Mae
0.461% due 01/16/2031		18	18
NCUA Guaranteed Notes
0.607% due 10/07/2020		7,872	7,921
0.717% due 12/08/2020		40,062	40,461

Small Business Administration
5.902% due 02/10/2018		1,632	1,755

Total U.S. Government Agencies (Cost $325,089)			326,581

U.S. TREASURY OBLIGATIONS 113.6%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (e)(i)		616,234	614,501
0.125% due 04/15/2016 (e)†		268,897	268,141
0.125% due 04/15/2017		441,795	442,296
0.125% due 04/15/2018 (e)		2,028,765	2,022,425
0.125% due 04/15/2019 (e)		578,469	572,888
0.125% due 01/15/2022 (i)†		65,040	63,413
0.125% due 07/15/2022 (g)(i)†		1,032	1,008
0.125% due 07/15/2024 (i)		1,900	1,834
0.375% due 07/15/2023 (g)(i)		3,877	3,842
0.500% due 04/15/2015 †		254,381	251,121
0.500% due 04/15/2015 (e)(g)		272,780	269,285
0.625% due 07/15/2021 (e)†		1,274,930	1,293,755
0.625% due 01/15/2024		50,879	51,229
1.125% due 01/15/2021		87,185	90,771
1.250% due 07/15/2020 (e)		1,177,544	1,238,169
1.375% due 07/15/2018 (e)(g)(i)		110,189	115,474
1.375% due 01/15/2020 (e)(g)		386,410	406,154
1.375% due 02/15/2044		92,301	104,952
1.625% due 01/15/2018		332,527	348,296
1.875% due 07/15/2015 †		681,347	683,636
1.875% due 07/15/2019 (g)(i)†		633,226	680,619
2.000% due 01/15/2016 (e)(i)		87,450	88,772
2.000% due 01/15/2016 †		112,928	114,635
2.125% due 01/15/2019 (e)(g)(i)		64,915	69,857
2.125% due 01/15/2019 (g)†		292,986	315,292
2.125% due 02/15/2041 (i)		1,626	2,133
2.375% due 01/15/2017 (g)(i)		37,957	39,843
2.375% due 01/15/2025 (i)		82,127	96,640
2.500% due 07/15/2016 (g)†		1,058	1,103
2.500% due 07/15/2016 (e)(i)		903,670	942,288
2.500% due 01/15/2029 (i)		1,438	1,790
2.625% due 07/15/2017 (e)		595,416	638,700
3.875% due 04/15/2029		24,698	35,454
U.S. Treasury Notes
2.125% due 12/31/2021 (e)(i)		83,700	84,524

Total U.S. Treasury Obligations (Cost $12,102,579)			11,954,840

MORTGAGE-BACKED SECURITIES 4.0%
Adjustable Rate Mortgage Trust
2.758% due 09/25/2035		2,364	2,107
4.826% due 10/25/2035 ^		2,204	2,053
American Home Mortgage Assets Trust
0.360% due 05/25/2046 ^		309	224
1.033% due 11/25/2046		7,832	4,340
American Home Mortgage Investment Trust
1.832% due 09/25/2045		1,100	1,068
Arran Residential Mortgages Funding PLC
1.530% due 11/19/2047	EUR	3,338	4,069
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		$10,140	10,840
5.547% due 06/10/2049		7,100	7,627
5.622% due 04/10/2049		133	134
5.728% due 05/10/2045		9,700	10,106
5.754% due 02/10/2051		5,521	6,025
5.889% due 07/10/2044		560	590
Banc of America Funding Ltd
0.414% due 10/03/2039		6,617	6,530
Banc of America Funding Trust
0.455% due 05/20/2035		380	263
2.799% due 01/20/2047 ^		460	369
5.293% due 05/20/2036		937	909
Banc of America Mortgage Trust
2.637% due 07/25/2035 ^		1,885	1,756
2.656% due 03/25/2035		862	795
2.837% due 12/25/2034		2,306	2,350
3.849% due 01/25/2035		38	38
6.500% due 09/25/2033		14	14
Banc of America Re-REMIC Trust
5.649% due 02/17/2051		7,442	7,836
BCAP LLC Trust
0.340% due 01/25/2037 ^		2,027	1,627
Bear Stearns Adjustable Rate Mortgage Trust
2.190% due 08/25/2035		1,689	1,711
2.484% due 02/25/2036 ^		806	674
2.498% due 05/25/2033		58	58
2.710% due 10/25/2035		2,332	2,320
2.847% due 07/25/2034		688	677

2.970% due 01/25/2035		4,693	4,741
4.781% due 03/25/2035		240	235
Bear Stearns ALT-A Trust
0.330% due 02/25/2034		1,279	1,155
2.521% due 09/25/2034		859	840
2.612% due 09/25/2035		731	629
Chase Mortgage Finance Trust
2.479% due 03/25/2037		2,677	2,489
4.761% due 12/25/2035		2,823	2,732
5.500% due 12/25/2022		1,935	1,901
5.628% due 09/25/2036		2,106	1,912
Citigroup Mortgage Loan Trust, Inc.
1.930% due 09/25/2035		473	461
2.230% due 09/25/2035		2,628	2,626
2.280% due 09/25/2035		2,818	2,826
2.500% due 10/25/2035		2,819	2,802
2.510% due 03/25/2036		349	331
2.540% due 05/25/2035		720	715
2.583% due 12/25/2035 ^		715	551
5.205% due 08/25/2035		1,190	1,166
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		645	538
Commercial Mortgage Trust
3.156% due 07/10/2046		12,751	12,887
5.796% due 12/10/2049		3,680	4,024
Countrywide Alternative Loan Trust
0.340% due 05/25/2047		6,834	5,757
0.345% due 02/20/2047		8,817	6,579
0.350% due 05/25/2047		3,330	2,782
0.360% due 12/20/2046		715	547
0.380% due 07/25/2046		274	229
1.113% due 12/25/2035		1,083	908
5.299% due 11/25/2035 ^		656	534
5.500% due 10/25/2033		1,359	1,399
5.750% due 03/25/2037 ^		659	585
6.500% due 08/25/2032		1,023	1,085
Countrywide Home Loan Mortgage Pass-Through Trust
0.490% due 03/25/2035		121	116
2.322% due 11/20/2034		550	520
2.350% due 04/20/2035		1,197	1,212
2.430% due 09/25/2033		1,162	1,153
2.538% due 09/25/2047 ^		1,455	1,307
5.024% due 10/20/2035		597	543
5.500% due 11/25/2035 ^		291	279
5.500% due 04/25/2038		1,206	1,228
Countrywide Home Loan Reperforming REMIC Trust
0.510% due 06/25/2035		2,048	1,835
Credit Suisse First Boston Mortgage Securities Corp.
2.328% due 04/25/2034		2,773	2,784
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^		908	763
Deutsche ALT-B Securities, Inc.
0.270% due 10/25/2036 ^		247	157
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.254% due 06/26/2035		2,777	2,792
Eurosail PLC
1.581% due 10/17/2040	EUR	5,967	7,200
First Horizon Mortgage Pass-Through Trust
2.603% due 10/25/2035		$674	664
5.000% due 10/25/2020		90	91
Gosforth Funding PLC
2.003% due 04/24/2047	GBP	3,298	5,188
Granite Master Issuer PLC
0.225% due 12/20/2054	EUR	1,056	1,270
0.305% due 12/20/2054		2,258	2,718
Granite Mortgages PLC
0.359% due 06/20/2044		203	245
0.461% due 01/20/2044		333	403
0.631% due 01/20/2044		$333	331
0.731% due 07/20/2043		1,484	1,478
GS Mortgage Securities Trust
3.849% due 12/10/2043		8,656	8,935
4.592% due 08/10/2043		1,400	1,545
5.162% due 12/10/2043		10,000	11,377
5.560% due 11/10/2039		2,339	2,478
GSR Mortgage Loan Trust
2.465% due 11/25/2035 ^		548	465
2.639% due 11/25/2035		2,160	2,116
2.655% due 09/25/2035		1,427	1,444
4.824% due 11/25/2035 ^		3,994	3,686
HarborView Mortgage Loan Trust
0.344% due 07/19/2046		10,467	6,766
0.384% due 05/19/2035		1,288	1,079
0.414% due 01/19/2036		2,958	2,057
4.853% due 08/19/2036 ^		819	749

HomeBanc Mortgage Trust
0.350% due 12/25/2036		746	650
0.440% due 10/25/2035		4,793	4,287
5.287% due 04/25/2037 ^		672	548
IndyMac Mortgage Loan Trust
0.350% due 07/25/2047		3,970	3,074
0.360% due 09/25/2046		6,583	5,665
2.519% due 10/25/2034		949	911
2.615% due 06/25/2035 ^		544	471
4.533% due 09/25/2035		647	564
JPMorgan Chase Commercial Mortgage Securities Trust
3.341% due 07/15/2046		2,312	2,376
3.673% due 02/15/2046		4,250	4,386
3.853% due 06/15/2043		1,990	2,001
5.336% due 05/15/2047		108	115
5.440% due 06/12/2047		703	748
5.794% due 02/12/2051		9,500	10,308
JPMorgan Mortgage Trust
2.140% due 07/27/2037		834	725
2.376% due 06/25/2036		2,226	2,041
2.525% due 07/25/2034		274	275
2.531% due 07/25/2035		368	367
5.027% due 06/25/2035		407	402
5.028% due 11/25/2035		753	722
5.070% due 06/25/2035		765	757
5.238% due 07/25/2035		373	374
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		3,642	3,904
5.430% due 02/15/2040		2,064	2,211
5.866% due 09/15/2045		1,503	1,654
Luminent Mortgage Trust
0.340% due 12/25/2036		4,708	3,797
0.370% due 10/25/2046		1,520	1,307
MASTR Adjustable Rate Mortgages Trust
0.410% due 05/25/2037		616	420
Merrill Lynch Alternative Note Asset Trust
0.470% due 03/25/2037		1,110	586
2.688% due 06/25/2037 ^		848	628
Merrill Lynch Mortgage Investors Trust
1.582% due 10/25/2035		2,643	2,578
2.476% due 06/25/2035		1,270	1,242
2.667% due 05/25/2034		514	509
4.978% due 09/25/2035 ^		468	431
5.305% due 05/25/2036		1,755	1,731
5.401% due 12/25/2035		340	318
Merrill Lynch Mortgage Trust
5.677% due 05/12/2039		10,170	10,615
5.835% due 06/12/2050		1,436	1,440
Merrill Lynch Mortgage-Backed Securities Trust
2.797% due 04/25/2037 ^		2,830	2,394
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		2,200	2,382
Morgan Stanley Capital Trust
5.447% due 02/12/2044		3,470	3,704
5.610% due 04/15/2049		1,257	1,261
5.908% due 06/11/2049		10,961	11,934
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		143	145
Morgan Stanley Re-REMIC Trust
5.796% due 08/12/2045		2,851	3,060
5.796% due 08/15/2045		4,061	4,359
OBP Depositor LLC Trust
4.646% due 07/15/2045		2,000	2,219
RBSSP Resecuritization Trust
2.195% due 12/26/2036		1,569	1,579
Residential Accredit Loans, Inc. Trust
0.470% due 08/25/2035		1,824	1,419
2.293% due 04/25/2035		476	444
3.170% due 08/25/2035 ^		602	330
3.571% due 02/25/2036 ^		604	439
Residential Asset Securitization Trust
5.000% due 08/25/2019		186	192
6.250% due 10/25/2036 ^		1,140	1,013
Residential Funding Mortgage Securities, Inc. Trust
2.976% due 09/25/2035 ^		2,711	2,145
4.953% due 06/25/2035		608	597
6.500% due 03/25/2032		725	756
Sequoia Mortgage Trust
0.864% due 10/19/2026		74	74
2.336% due 01/20/2047 ^		1,315	1,145
Silenus European Loan Conduit Ltd.
0.228% due 05/15/2019	EUR	871	1,043
Structured Adjustable Rate Mortgage Loan Trust
0.490% due 10/25/2035		$1,971	1,676
2.414% due 04/25/2035		4,948	4,828
5.282% due 02/25/2036 ^		647	506

Structured Asset Mortgage Investments Trust
0.360% due 06/25/2036		634	526
0.390% due 05/25/2046		4,714	2,696
0.414% due 07/19/2035		2,702	2,607
Structured Asset Securities Corp. Trust
2.619% due 10/28/2035		745	715
Vornado DP LLC Trust
4.004% due 09/13/2028		9,000	9,732
Wachovia Bank Commercial Mortgage Trust
0.241% due 06/15/2020		1,397	1,394
Wachovia Mortgage Loan Trust LLC
2.627% due 08/20/2035 ^		1,790	1,635
WaMu Mortgage Pass-Through Certificates Trust
0.853% due 01/25/2047		4,792	3,969
0.873% due 04/25/2047		6,812	5,980
0.923% due 12/25/2046		2,008	1,896
1.093% due 06/25/2046		322	295
1.113% due 08/25/2046		1,106	938
1.313% due 11/25/2042		272	265
2.163% due 11/25/2046		1,334	1,222
2.233% due 09/25/2036 ^		3,019	2,724
2.301% due 02/25/2037 ^		5,136	4,441
2.373% due 04/25/2035		3,195	3,149
2.391% due 09/25/2035		3,800	3,672
5.888% due 08/25/2046 ^		5,086	4,643
Wells Fargo Mortgage-Backed Securities Trust
2.577% due 03/25/2036		266	259
2.601% due 04/25/2036		1,532	1,487
2.607% due 04/25/2036		1,321	1,318
2.612% due 03/25/2036		6,663	6,462
2.616% due 01/25/2035		1,118	1,097
2.618% due 09/25/2034		1,080	1,103
2.621% due 06/25/2035		2,053	2,075
5.015% due 03/25/2036		579	577
5.220% due 10/25/2035		2,832	2,815
5.500% due 05/25/2022		775	791
5.588% due 04/25/2036		2,618	2,629

Total Mortgage-Backed Securities (Cost $379,763)			417,944

ASSET-BACKED SECURITIES 1.0%
ACE Securities Corp.
0.230% due 10/25/2036		48	26
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.370% due 08/25/2035		16	16
0.950% due 05/25/2034		2,008	1,838
Asset-Backed Securities Corp. Home Equity Loan Trust
1.115% due 09/25/2034		1,517	1,398
Babson CLO Ltd.
0.482% due 11/10/2019		1,887	1,881
Bear Stearns Asset-Backed Securities Trust
1.170% due 10/25/2037		2,728	2,563
BlackRock Senior Income
0.471% due 04/20/2019		1,121	1,111
Carrington Mortgage Loan Trust
0.270% due 06/25/2037		367	364
Citigroup Mortgage Loan Trust, Inc.
0.250% due 01/25/2037		100	68
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		5	5
Countrywide Asset-Backed Certificates
0.405% due 04/25/2036		1,802	1,789
0.460% due 08/25/2036		2,400	2,043
4.542% due 04/25/2036		2,970	2,998
Countrywide Asset-Backed Certificates Trust
0.320% due 02/25/2037		3,204	2,930
Dryden Leveraged Loan CDO
0.418% due 08/08/2022	EUR	2,138	2,573
Equity One Mortgage Pass-Through Trust
0.470% due 04/25/2034		$45	37
First Franklin Mortgage Loan Trust
0.550% due 09/25/2035		78	78
0.830% due 04/25/2035		329	329
Galaxy CLO Ltd.
0.474% due 04/25/2019		785	783
GSAA Home Equity Trust
0.455% due 03/25/2037		1,235	772
GSAMP Trust
0.540% due 03/25/2047		2,500	1,675
HSI Asset Securitization Corp. Trust
0.220% due 10/25/2036		70	39
0.440% due 02/25/2036		2,381	1,846
JPMorgan Mortgage Acquisition Trust
0.305% due 07/25/2036		29,500	28,375

Morgan Stanley ABS Capital, Inc. Trust
0.230% due 05/25/2037		1,232	867
0.640% due 07/25/2035		350	324
Morgan Stanley Home Equity Loan Trust
0.875% due 12/25/2034		576	578
Morgan Stanley IXIS Real Estate Capital Trust
0.220% due 11/25/2036		9	5
Morgan Stanley Mortgage Loan Trust
0.530% due 04/25/2037		1,105	574
Mountain View Funding CLO Ltd.
0.491% due 04/15/2019		907	902
MSIM Peconic Bay Ltd.
0.511% due 07/20/2019		312	311
NovaStar Mortgage Funding Trust
0.640% due 01/25/2036		5,264	4,144
Option One Mortgage Loan Trust
0.970% due 02/25/2035		753	740
Park Place Securities, Inc.
0.430% due 09/25/2035		142	142
0.630% due 05/25/2035		1,100	1,033
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.670% due 07/25/2035		500	495
1.145% due 10/25/2034		2,500	2,480
1.160% due 09/25/2034		977	938
Popular ABS Mortgage Pass-Through Trust
0.600% due 06/25/2035		4,660	4,515
SLM Private Education Loan Trust
3.200% due 05/16/2044		1,845	1,909
3.411% due 05/16/2044		11,002	11,648
Soundview Home Loan Trust
0.230% due 11/25/2036		640	249
0.310% due 12/25/2036		724	713
0.640% due 11/25/2035		15,000	12,343
Structured Asset Investment Loan Trust
0.530% due 10/25/2035		1,055	1,038

Total Asset-Backed Securities (Cost $96,008)			101,485

SOVEREIGN ISSUES 21.0%
Australia Government Bond
5.250% due 03/15/2019	AUD	67,700	62,050
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	9,300	12,529
Autonomous Community of Valencia
4.900% due 03/17/2020		5,800	8,082
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	712,800	210,347
0.000% due 01/01/2018		327,500	86,032
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2015		11,023	4,202
10.000% due 01/01/2021		227,082	77,374
10.000% due 01/01/2025		88,020	29,003
Colombian TES
3.000% due 03/25/2033 (b)	COP	32,039,962	11,783
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,000	2,146
France Government Bond
0.250% due 07/25/2018 (b)	EUR	21,026	25,914
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)		57,067	71,709
2.100% due 09/15/2017 (b)		16,053	20,203
2.100% due 09/15/2021 (b)		17,350	22,717
2.250% due 04/22/2017 (b)		29,096	36,392
2.350% due 09/15/2024 (b)		31,684	42,658
2.450% due 03/26/2016 (b)		24,174	29,939
2.550% due 10/22/2016 (b)		95,580	119,553
2.550% due 09/15/2041 (b)		1,631	2,190
3.100% due 09/15/2026 (b)		3,184	4,605
5.000% due 09/01/2040		600	960
5.500% due 11/01/2022		8,800	13,698
Mexico Government International Bond
3.010% due 06/29/2017	MXN	96,400	6,716
4.000% due 11/15/2040 (b)		418,690	31,993
4.000% due 11/08/2046 (b)		846,640	65,819
4.500% due 11/22/2035 (b)		604,509	49,282
4.750% due 06/14/2018		260,655	17,650
New South Wales Treasury Corp.
2.500% due 11/20/2035	AUD	4,145	4,086
New Zealand Government Bond
2.000% due 09/20/2025	NZD	56,076	43,695
5.500% due 04/15/2023		47,000	41,473
Province of Ontario
3.450% due 06/02/2045	CAD	85,600	76,267
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	283,258	352,198

Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	1,100,000	7,511
4.500% due 07/03/2017		480,000	3,215
5.000% due 08/22/2016		1,120,000	8,191
5.250% due 02/01/2016		10,600	81
Slovenia Government International Bond
4.125% due 01/26/2020	EUR	400	550
4.700% due 11/01/2016		35,630	46,190
5.125% due 03/30/2026		400	615
5.250% due 02/18/2024		$1,800	1,987
Spain Government International Bond
0.550% due 11/30/2019	EUR	105,469	128,801
3.800% due 04/30/2024		68,400	99,083
5.400% due 01/31/2023		209,700	332,097

Total Sovereign Issues (Cost $2,417,431)			2,211,586

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Ally Financial, Inc.
7.000% due 12/31/2049 (c)		7,750	7,786
GMAC Capital Trust
8.125% due 02/15/2040		500,000	13,190

Total Preferred Securities (Cost $19,790)			20,976

EXCHANGE-TRADED FUNDS 0.1%
iShares MSCI Emerging Markets ETF		253,678	9,967
iShares U.S. Real Estate ETF		78,478	6,030

Total Exchange-Traded Funds (Cost $16,073)			15,997

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.6%
CERTIFICATES OF DEPOSIT 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
0.981% due 10/23/2015		$8,250	8,243
Intesa Sanpaolo SpA
1.610% due 04/11/2016		19,000	19,039

			27,282

REPURCHASE AGREEMENTS (d) 2.0%			207,555

SHORT-TERM NOTES 0.8%
Federal Home Loan Bank
0.081% due 01/23/2015 - 01/29/2015 †		33,500	33,498
0.086% due 01/23/2015 †		17,000	16,999
0.096% due 01/16/2015 †		6,800	6,800
0.132% due 02/25/2011 †		12,100	12,098
0.152% due 04/09/2015 †		20,300	20,298

			89,693

GREECE TREASURY BILLS 0.4%
1.867% due 01/16/2015 - 04/14/2015 (a)	EUR	31,500	38,026

MEXICO TREASURY BILLS 3.8%
2.978% due 01/29/2015 - 05/14/2015 (a)	MXN	5,921,500	399,085

U.S. TREASURY BILLS 4.3%
0.068% due 01/22/2015 - 05/28/2015 (a)(e)(g)(i) †		$449,295	449,207

Total Short-Term Instruments (Cost $1,218,091)		1,210,848

Total Investments in Securities (Cost $16,920,053)		16,596,949

	SHARES
INVESTMENTS IN AFFILIATES 3.8%
SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short-Term Floating NAV Portfolio	1,401	14
PIMCO Short-Term Floating NAV Portfolio III	40,362,588	400,074

Total Short-Term Instruments (Cost $400,088)		400,088

Total Investments in Affiliates (Cost $400,088)		400,088

Total Investments 161.6% (Cost $17,320,141)		$16,997,037
Financial Derivative Instruments (f)(h) (4.6%) (Cost or Premiums, net $(26,052))		(486,362)
Other Assets and Liabilities, net (57.0%)		(5,990,194)

Net Assets 100.0%		$10,520,481

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund I, Ltd., which is a 100% owned subsidiary of the Fund.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.100%	12/31/2014	01/02/2015	$92,500	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	$(94,470)	$92,500	$92,500
MBC	0.150% †	12/31/2014	01/02/2015	9,500	U.S. Treasury Notes 2.375% due 08/15/2024	(9,780)	9,500	9,500
RBC	0.150% †	12/31/2014	01/02/2015	100,000	U.S. Treasury Notes 2.375% - 2.625% due 08/15/2020 - 08/15/2024	(102,219)	100,000	100,001
SSB	0.000% †	12/31/2014	01/02/2015	5,555	Fannie Mae 2.260% due 10/17/2022	(5,670)	5,555	5,555

Total Repurchase Agreements						$(212,139)	$207,555	$207,556

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate		Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.280%		12/03/2014	01/05/2015	$(408,188)	$(408,283)
	0.420%		12/22/2014	01/07/2015	(39,060)	(39,065)
BSN	0.180	% †	11/07/2014	01/06/2015	(184,156)	(184,208)
	0.180	% †	11/07/2014	01/07/2015	(92,588)	(92,614)
	0.190%		11/13/2014	01/13/2015	(138,861)	(138,898)
	0.190%		11/14/2014	01/14/2015	(37,902)	(37,911)
	0.200%		09/09/2014	09/09/2015	(170,580)	(170,689)
	0.230%		12/02/2014	01/13/2015	(122,928)	(122,952)
	0.230%		12/03/2014	01/14/2015	(54,347)	(54,358)
IND	0.270%		12/19/2014	01/29/2015	(269,377)	(269,405)
	0.280%		12/19/2014	01/22/2015	(204,750)	(204,772)
	0.280	% †	12/19/2014	01/23/2015	(632,110)	(632,179)
	0.280%		12/23/2014	01/23/2015	(27,573)	(27,575)
	0.290%		12/24/2014	01/27/2015	(28,175)	(28,177)
RDR	0.300%		12/03/2014	01/05/2015	(291,563)	(291,635)
	0.310%		12/04/2014	01/06/2015	(336,781)	(336,865)
	0.370%		12/17/2014	01/20/2015	(324,000)	(324,053)
	0.420	% †	12/19/2014	01/21/2015	(279,596)	(279,642)

Total Reverse Repurchase Agreements						$(3,643,281)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate		Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	(0.250%)		12/31/2014	01/02/2015	$(92,723)	$(92,714)
	0.270	% †	12/02/2014	01/13/2015	(129,452)	(129,344)
	0.270	% †	12/03/2014	01/14/2015	(1,097)	(1,096)
	0.280%		12/04/2014	01/14/2015	(16,800)	(16,781)
	0.290%		12/04/2014	01/14/2015	(16,449)	(16,445)
	0.300%		12/26/2014	01/09/2015	(3,718)	(3,716)
	0.300%		12/29/2014	01/12/2015	(21,936)	(21,916)
	0.300%		12/30/2014	01/13/2015	(37,944)	(37,904)
	0.304%		12/05/2014	01/16/2015	(27,749)	(27,406)
	0.340%		12/11/2014	01/22/2015	(160,730)	(160,345)
	0.350%		12/24/2014	01/26/2015	(79,866)	(79,575)
	0.354%		12/23/2014	01/26/2015	(27,664)	(27,285)
	0.400	% †	12/15/2014	01/09/2015	(14,873)	(14,863)
	0.400%		12/16/2014	01/26/2015	(53,216)	(53,046)
	0.402%		12/16/2014	01/26/2015	(21,016)	(20,834)
	0.403%		12/16/2014	01/26/2015	(15,737)	(15,573)
	0.405%		12/16/2014	01/26/2015	(96,419)	(95,124)
	0.420%		12/30/2014	01/06/2015	(3,596)	(3,595)
	0.450%		12/22/2014	01/05/2015	(23,212)	(23,211)
BPG	0.211%		01/05/2015	02/02/2015	(29,444)	(29,166)
FOB	0.201%		01/05/2015	01/30/2015	(108,689)	(107,686)
	0.270%		12/17/2014	01/08/2015	(6,111)	(6,107)
GSC	0.221%		01/05/2015	02/02/2015	(100,638)	(99,690)
	0.320%		12/31/2014	01/07/2015	(75,680)	(75,707)
	0.350%		12/10/2014	01/12/2015	(129,690)	(129,563)
	0.360%		12/17/2014	01/28/2015	(71,074)	(70,821)
	0.420%		12/24/2014	01/23/2015	(64,012)	(63,812)
MSC	0.220%		11/19/2014	01/15/2015	(42,712)	(42,677)
	0.220%		11/24/2014	01/06/2015	(24,392)	(24,395)
	0.300	% †	12/04/2014	01/06/2015	(88,808)	(88,814)
	0.370%		12/11/2014	01/12/2015	(154,894)	(154,742)
	0.383%		12/12/2014	01/15/2015	(51,324)	(50,813)
	0.400	% †	12/15/2014	01/15/2015	(19,791)	(19,764)
	0.420%		12/16/2014	01/13/2015	(109,032)	(108,991)
	0.425%		12/16/2014	01/15/2015	(41,652)	(41,128)
TDM	0.172%		10/16/2014	01/16/2015	(19,948)	(19,725)
	0.180%		11/10/2014	01/09/2015	(22,984)	(22,980)
	0.233%		11/20/2014	01/20/2015	(220,490)	(217,871)
	0.330	% †	12/16/2014	01/27/2015	(11,631)	(11,594)
	0.334%		12/16/2014	01/27/2015	(15,905)	(15,690)
	0.350	% †	12/09/2014	01/16/2015	(2,070)	(2,067)
	0.390	% †	12/12/2014	01/09/2015	(16,102)	(16,093)

Total Sale-Buyback Transactions						$(2,260,669)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $3,074,214 at a weighted average interest rate of 0.157%.
(3)	Payable for sale-buyback transactions includes $(3,788) of deferred price drop on sale-buyback transactions.

Short Sales:

Short Sales on U.S. Government Agencies

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae †	3.500%	01/01/2045	$313,000	$(324,940)	$(326,147)
Fannie Mae †	3.500%	02/01/2045	368,000	(381,447)	(382,451)

Total Short Sales				$(706,387)	$(708,598)

(e)	Securities with an aggregate market value of $5,902,494 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT Wheat March Futures †	$575.000	02/20/2015	270	$234	$213

Total Purchased Options				$234	$213

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT Corn February Futures †	$435.000	01/23/2015	278	$(58)	$(21)
Put - CBOT Corn March Futures †	370.000	02/20/2015	405	(240)	(109)
Put - CBOT Soybean February Futures †	1,000.000	01/23/2015	76	(32)	(58)
Call - CBOT Soybean February Futures †	1,100.000	01/23/2015	76	(26)	(13)
Call - COMEX Gold 100 oz. February Futures †	1,250.000	01/27/2015	344	(249)	(120)
Call - COMEX Gold 100 oz. March Futures †	1,250.000	02/24/2015	21	(20)	(20)
Call - EOP Euro-Mill Wheat March Futures †	185.000	02/16/2015	142	(72)	(155)
Put - EOP Euro-Mill Wheat March Futures †	185.000	02/16/2015	142	(58)	(16)
Call - NYMEX Crude European Style April Futures †	68.000	03/17/2015	422	(695)	(321)
Put - NYMEX Henry Hub Natural Gas April Futures †	3,000.000	03/26/2015	167	(168)	(526)
Call - NYMEX Henry Hub Natural Gas April Futures †	3,700.000	03/26/2015	167	(114)	(61)
Put - NYMEX Natural Gas Swap February Futures †	3,250.000	01/27/2015	36	(36)	(149)
Call - NYMEX WTI Crude April Futures †	68.000	03/17/2015	1,903	(3,124)	(1,446)
Call - NYMEX WTI Crude February Futures †	74.000	01/14/2015	105	(89)	(1)
Call - NYMEX WTI Crude February Futures	75.000	01/14/2015	386	(346)	(4)
Call - NYMEX WTI Crude March Futures †	67.000	02/17/2015	137	(146)	(58)
Call - NYMEX WTI-Brent Crude Spread March Futures †	3.000	02/11/2015	81	(68)	(45)
Call - NYMEX WTI-Brent Crude Spread March Futures †	6.000	02/11/2015	146	(122)	(305)
Put - NYMEX WTI-Brent Crude Spread March Futures †	8.000	02/11/2015	81	(48)	(17)
Put - NYMEX WTI-Brent Crude Spread March Futures †	14.000	02/11/2015	146	(122)	(1)

Total Written Options				$(5,833)	$(3,446)

Futures Contracts:

					Variation Margin (4)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2015	63	$(46)	$0	$(8)
90-Day Eurodollar December Futures	Short	12/2016	1,989	(14)	0	(74)
90-Day Eurodollar June Futures	Short	06/2015	4,050	(20)	0	(51)
90-Day Eurodollar June Futures	Short	06/2016	1,989	60	0	(50)
90-Day Eurodollar March Futures	Short	03/2016	2,182	136	0	(27)
90-Day Eurodollar September Futures	Short	09/2015	3,379	105	0	(42)
90-Day Eurodollar September Futures	Short	09/2016	1,989	22	0	(75)
Aluminum, Alloy April Futures †	Long	04/2015	5	(22)	0	(1)
Aluminum, Alloy August Futures †	Long	08/2015	5	(10)	0	(1)
Aluminum, Alloy December Futures †	Long	12/2015	5	(6)	0	(2)
Aluminum, Alloy July Futures †	Long	07/2015	5	(13)	0	(1)
Aluminum, Alloy June Futures †	Long	06/2015	5	(17)	0	(1)
Aluminum, Alloy May Futures †	Long	05/2015	5	(21)	0	(1)
Aluminum, Alloy November Futures †	Long	11/2015	5	(7)	0	(2)
Aluminum, Alloy October Futures †	Long	10/2015	5	(5)	0	(1)
Aluminum, Alloy September Futures †	Long	09/2015	5	(6)	0	(1)
Australia Government 10-Year Bond March Futures	Long	03/2015	272	344	245	0
Brent Crude December Futures †	Long	11/2015	256	(1,171)	0	(46)
Brent Crude December Futures †	Long	10/2016	134	13	0	(47)
Brent Crude February Futures †	Long	01/2015	28	(266)	0	(16)
Brent Crude June Futures †	Long	05/2015	323	(653)	0	(97)
Brent Crude June Futures †	Short	04/2016	134	107	36	0
Brent Crude March Futures †	Short	01/2016	431	6,350	103	0
Brent Crude September Futures †	Short	08/2015	431	7,227	82	0
Cocoa March Futures †	Short	03/2015	459	(118)	285	0
Cocoa May Futures †	Long	05/2015	459	(229)	0	(280)
Corn March Futures †	Short	03/2015	161	(101)	76	0
E-mini S&P 500 Index March Futures	Long	03/2015	68	(86)	0	(83)
EIA Flat Tax On-Highway Diesel Swap Contracts April Futures †	Short	04/2015	5	3	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts August Futures †	Short	08/2015	5	(8)	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts December Futures †	Short	12/2015	5	(12)	2	0
EIA Flat Tax On-Highway Diesel Swap Contracts July Futures †	Short	07/2015	5	(5)	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts June Futures †	Short	06/2015	5	(2)	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts May Futures †	Short	05/2015	5	1	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts November Futures †	Short	11/2015	5	(13)	2	0
EIA Flat Tax On-Highway Diesel Swap Contracts October Futures †	Short	10/2015	5	(16)	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts September Futures †	Short	09/2015	5	(12)	1	0
Euro-Bund 10-Year Bond March Futures	Short	03/2015	640	(2,213)	0	(39)
Euro-Mill Wheat December Futures †	Long	12/2015	156	5	17	0
Euro-Mill Wheat March Futures †	Long	03/2015	1,267	(83)	38	0
Gold 100 oz. February Futures †	Short	02/2015	103	39	168	0
Hard Red Spring Wheat July Futures †	Long	07/2015	58	(36)	0	(16)
Hard Red Spring Wheat March Futures †	Long	03/2015	334	482	0	(88)
Hard Red Winter Wheat July Futures †	Long	07/2015	57	88	0	(26)
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	230	(488)	0	(53)
Henry Hub Natural Gas Swap April Futures †	Long	03/2019	61	(89)	0	(5)
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	268	(514)	0	(60)
Henry Hub Natural Gas Swap August Futures †	Long	07/2019	60	(89)	0	(5)
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	251	(295)	0	(51)
Henry Hub Natural Gas Swap December Futures †	Long	11/2019	59	(95)	0	(5)
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	222	(365)	0	(60)
Henry Hub Natural Gas Swap February Futures †	Long	01/2019	61	(90)	0	(6)
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	251	(412)	0	(68)
Henry Hub Natural Gas Swap January Futures †	Long	12/2018	62	(91)	0	(6)
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	268	(520)	0	(60)
Henry Hub Natural Gas Swap July Futures †	Long	06/2019	60	(88)	0	(5)
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	230	(467)	0	(52)
Henry Hub Natural Gas Swap June Futures †	Long	05/2019	60	(89)	0	(5)
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	251	(439)	0	(66)
Henry Hub Natural Gas Swap March Futures †	Long	02/2019	61	(90)	0	(6)
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	268	(567)	0	(62)
Henry Hub Natural Gas Swap May Futures †	Long	04/2019	61	(91)	0	(5)
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	214	(351)	0	(45)
Henry Hub Natural Gas Swap November Futures †	Long	10/2019	59	(93)	0	(5)
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	268	(503)	0	(59)
Henry Hub Natural Gas Swap October Futures †	Long	09/2019	59	(91)	0	(5)
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	230	(446)	0	(51)
Henry Hub Natural Gas Swap September Futures †	Long	08/2019	60	(91)	0	(5)
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2015	69	(49)	3	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2015	39	(23)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2015	34	(23)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2015	64	(48)	3	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2015	64	(46)	2	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2015	39	(21)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2015	69	(39)	3	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2015	64	(51)	0	(1)
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2015	69	(46)	3	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2015	34	(21)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2015	34	(22)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2015	39	(24)	1	0
Mars (Argus) vs. WTI Spread Calendar Swap April Futures †	Short	04/2015	4	(3)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap August Futures †	Short	08/2015	4	(3)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap December Futures †	Short	12/2015	4	(3)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap February Futures †	Short	02/2015	4	(4)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap January Futures †	Short	01/2015	4	(3)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap July Futures †	Short	07/2015	4	(3)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap June Futures †	Short	06/2015	4	(3)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap March Futures †	Short	03/2015	4	(3)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap May Futures †	Short	05/2015	4	(3)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap November Futures †	Short	11/2015	4	(4)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap October Futures †	Short	10/2015	4	(4)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap September Futures †	Short	09/2015	4	(3)	0	0
Natural Gas April Futures †	Long	03/2015	447	(2,292)	0	(733)
Natural Gas April Futures †	Short	03/2016	161	678	150	0
Natural Gas February Futures †	Short	01/2015	44	28	29	0
Natural Gas January Futures †	Short	12/2015	178	1,072	192	0
Natural Gas July Futures †	Long	06/2015	469	(2,193)	0	(657)
Natural Gas March Futures †	Short	02/2015	2,447	30,209	4,894	0
Natural Gas March Futures †	Long	02/2016	339	(1,811)	0	(356)
Natural Gas May Futures †	Long	04/2015	1,531	(13,847)	0	(2,250)
New York Harbor ULSD August Futures †	Short	07/2015	10	214	0	0
New York Harbor ULSD August Futures †	Short	08/2015	49	557	11	0
New York Harbor ULSD December Futures †	Long	11/2015	323	(5,359)	0	(106)
New York Harbor ULSD February Futures †	Short	01/2015	91	727	31	0
New York Harbor ULSD July Futures †	Short	07/2015	59	815	9	0
New York Harbor ULSD June Futures †	Short	05/2015	323	5,822	53	0
New York Harbor ULSD March Futures †	Long	02/2015	91	(453)	0	(25)
New York Harbor ULSD September Futures †	Short	09/2015	59	728	14	0
Platinum April Futures †	Long	04/2015	86	(12)	0	(42)
RBOB Calendar Swap August Futures †	Long	08/2015	59	(616)	3	0
RBOB Calendar Swap July Futures †	Long	07/2015	59	(582)	2	0
RBOB Calendar Swap September Futures †	Long	09/2015	59	(882)	0	(5)
RBOB Gasoline April Futures †	Short	03/2015	102	1,564	2	0
RBOB Gasoline December Futures †	Long	11/2015	283	(7,585)	0	(52)
RBOB Gasoline March Futures †	Long	02/2015	102	(983)	1	0
RBOB Gasoline vs. Brent Crack Spread August Futures †	Long	08/2015	16	18	4	0
RBOB Gasoline vs. Brent Crack Spread July Futures †	Long	07/2015	16	38	4	0
RBOB Gasoline vs. Brent Crack Spread September Futures †	Long	09/2015	16	(64)	2	0
Soybean July Futures †	Short	07/2015	505	525	492	0
Soybean March Futures †	Long	03/2015	370	240	0	(379)
Soybean Meal December Futures †	Short	12/2015	187	5	92	0
Soybean Meal March Futures †	Short	03/2015	407	(73)	248	0
Soybean November Futures †	Long	11/2015	675	(330)	0	(531)
Soybean Oil December Futures †	Short	12/2015	153	78	83	0
Soybean Oil March Futures †	Short	03/2015	333	170	186	0
Sugar No. 11 March Futures †	Short	02/2015	714	3,570	72	0
U.S. Treasury 10-Year Note March Futures	Long	03/2015	909	962	400	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	572	191	161	0
Wheat December Futures †	Long	12/2015	215	(24)	0	(103)
Wheat July Futures †	Short	07/2015	388	(334)	194	0
Wheat March Futures †	Short	03/2015	800	(746)	490	0
White Sugar March Futures †	Long	02/2015	714	(2,499)	146	0
WTI Crude December Futures †	Short	11/2015	965	19,983	203	0
WTI Crude December Futures †	Short	11/2016	472	11,057	33	0
WTI Crude December Futures †	Short	11/2017	35	(122)	2	0
WTI Crude December Futures †	Long	11/2018	35	142	0	(5)
WTI Crude February Futures †	Short	01/2015	384	4,110	327	0
WTI Crude June Futures †	Short	05/2015	1,125	13,777	697	0
WTI Crude June Futures †	Long	05/2016	810	(21,372)	0	(105)
WTI Crude March Futures †	Short	02/2015	903	5,052	750	0
WTI Crude October Futures †	Long	09/2015	777	(1,728)	0	(249)
WTI Crude September Futures †	Long	08/2015	2,234	(33,033)	0	(848)

Total Futures Contracts				$8,257	$11,058	$(8,273)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin (4)
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019		$14,592	$739	$(418)	$0	$(16)
CDX.HY-23 5-Year Index	5.000%	12/20/2019		44,600	2,833	(4)	44	0
CDX.IG-22 5-Year Index	1.000%	06/20/2019		43,700	800	30	7	0
CDX.IG-23 5-Year Index	1.000%	12/20/2019		83,900	1,367	122	7	0
iTraxx Europe 22 10-Year Index	1.000%	12/20/2024	EUR	28,600	(29)	25	0	(68)

					$5,710	$(245)	$58	$(84)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin (4)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		$130,200	$(8,620)	$(4,673)	$0	$(143)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		60	(10)	(12)	0	0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		210,800	(47,361)	(35,837)	0	(342)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		323,700	(55,949)	(46,444)	0	(509)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045	EUR	264,700	(42,677)	(42,024)	0	(1,042)
Receive	6-Month GBP-LIBOR	2.750%	03/18/2025	GBP	152,800	(19,293)	(4,766)	0	(1,179)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	2,140,000	(914)	(735)	0	(11)
Pay	28-Day MXN-TIIE	5.630%	10/11/2021	MXN	280,000	(120)	(35)	76	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021		461,520	(167)	(167)	127	0
Pay	28-Day MXN-TIIE	5.560%	11/11/2021		126,400	(99)	(99)	35	0
Pay	28-Day MXN-TIIE	5.750%	12/06/2021		373,400	(11)	171	105	0

						$(175,221)	$(134,621)	$343	$(3,226)

Total Swap Agreements						$(169,511)	$(134,866)	$401	$(3,310)

(g)	Securities with an aggregate market value of $115,449 and cash of $3,844 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	BRL	145,542		$58,232	$3,479	$0
	01/2015	EUR	42,406		52,714	1,400	0
	01/2015	NZD	104,921		81,710	0	(134)
	01/2015		$55,540	BRL	145,542	0	(788)
	01/2015		16,617	GBP	10,634	0	(43)
	01/2015		81,537	NZD	104,921	307	0
	02/2015	GBP	10,634		$16,613	43	0
	02/2015	KRW	6,397,921		5,860	25	0
	02/2015	NZD	104,921		81,305	0	(313)
	02/2015		$110	MXN	1,544	0	(6)
	02/2015		83,636	MYR	276,650	0	(4,998)
	03/2015	MXN	1,587,483		$111,800	4,693	0
	07/2015	BRL	145,542		52,628	560	0
BPS	01/2015		1,007,421		400,260	22,125	(851)
	01/2015	MXN	996,919		68,018	546	0
	01/2015		$66,995	AUD	81,873	0	(154)
	01/2015		379,271	BRL	1,007,421	0	(285)
	02/2015	AUD	81,873		$66,853	152	0
	02/2015	MXN	2,864,709		195,556	1,796	0
	02/2015		$66,701	MXN	903,933	0	(5,548)
	06/2015	COP	18,401,517		$7,995	333	0
BRC	02/2015	MXN	24,999		1,780	88	0
	02/2015		$67,903	BRL	175,643	0	(2,341)
	02/2015		70,813	INR	4,476,534	0	(670)
	02/2015		16,959	MXN	231,265	0	(1,313)
CBK	01/2015	AUD	86,192		$73,719	3,352	0
	01/2015	BRL	2,639		1,135	142	0
	01/2015	EUR	25,870		31,990	686	0
	01/2015		$2,606	AUD	3,067	0	(102)
	01/2015		994	BRL	2,639	0	(1)
	01/2015		1,582	EUR	1,262	0	(55)
	02/2015 †		795		637	0	(24)
	02/2015		548	MXN	7,747	0	(24)
	05/2015	MXN	2,022,176		$137,066	1,102	0
DUB	01/2015	JPY	24,336,041		206,384	3,211	0
	01/2015		$1,826,382	EUR	1,499,000	0	(12,516)
	01/2015		314,409	JPY	37,883,141	1,864	0
	02/2015	EUR	1,499,000		$1,826,921	12,495	0
	02/2015	JPY	37,883,141		314,487	0	(1,860)
	02/2015	MXN	23,263		1,594	20	0
FBF	01/2015	BRL	183,325		77,114	8,148	0
	01/2015	GBP	8,666		13,604	97	0
	01/2015	HUF	18,620,234		76,545	5,418	0
	01/2015		$69,018	BRL	183,325	0	(52)
GLM	01/2015	BRL	35,445		$14,866	1,532	0
	01/2015	JPY	13,547,100		114,725	1,625	0
	01/2015		$1,023	AUD	1,252	0	(1)
	01/2015		13,344	BRL	35,445	0	(10)
	02/2015 †		10,787	EUR	8,688	0	(270)
	03/2015	CAD	44,431		$38,106	0	(86)
HUS	01/2015	BRL	260		98	0	0
	01/2015	GBP	2,221		3,489	27	0
	01/2015		$98	BRL	260	0	0
	01/2015		2,344	GBP	1,496	0	(12)
	01/2015	ZAR	75,920		$6,717	180	0
	02/2015	MXN	343,375		25,103	1,873	0
	02/2015		$45,323	BRL	116,498	0	(1,838)
	02/2015 †		950	EUR	762	0	(27)
	03/2015	CAD	43,743		$37,706	106	0
JPM	01/2015	BRL	686,934		259,340	920	0
	01/2015	GBP	2,041		3,203	22	0
	01/2015		$258,281	BRL	686,934	590	(450)
	01/2015		3,425	EUR	2,786	0	(54)
	02/2015	MXN	1,443,939		$102,615	4,930	0
	02/2015		$197,566	INR	12,500,000	0	(1,703)
	02/2015		57,872	MXN	777,335	0	(5,284)
	07/2015	BRL	614,322		$218,581	0	(1,195)
MSB	01/2015		699,421		263,317	198	0
	01/2015		$261,625	BRL	699,421	1,537	(44)
	01/2015		1,258	GBP	798	0	(14)
	02/2015	BRL	257,412		$96,059	0	(24)
	03/2015 †		$8,293	CAD	9,495	0	(131)
	04/2015	BRL	442,009		$160,433	0	(1,836)
NGF	01/2015		50,551		18,650	0	(367)
	01/2015		$19,031	BRL	50,551	0	(14)
SCX	02/2015	KRW	43,885,060		$40,280	259	0
	02/2015	MXN	1,677,317		118,639	5,165	0
SOG	01/2015		$49,227	PLN	165,297	0	(2,594)
UAG	01/2015	BRL	164,146		$61,867	1,635	(1,519)
	01/2015	EUR	1,434,772		1,782,281	46,135	0
	01/2015		$61,797	BRL	164,146	0	(47)
	02/2015	MYR	274,689		$83,391	5,311	0
	02/2015		$40,347	MXN	567,271	0	(1,970)

Total Forward Foreign Currency Contracts						$144,127	$(51,568)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.045%	03/20/2015	$288,100	$2,989	$1,620
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683%	12/11/2017	73,000	10,220	9,145

							$13,209	$10,765

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYC	Call - OTC WTI Crude December Futures †	$150.000	11/17/2015	$102,000	$6,326	$143

Total Purchased Options					$19,535	$10,908

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015	EUR	21,500	$(16)	$(20)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		21,500	(44)	(21)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		23,000	(45)	(27)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		23,000	(39)	(4)
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		21,800	(26)	(26)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		21,800	(60)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.100%	01/21/2015		11,700	(29)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.200%	01/21/2015		27,800	(69)	0
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		38,100	(53)	(45)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		38,100	(107)	(2)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		9,800	(9)	(9)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		9,800	(20)	(9)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		13,600	(24)	(16)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		13,600	(21)	(2)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		27,200	(33)	(26)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		27,200	(50)	(26)

							$(645)	$(234)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	2.680	07/01/2015	$44,320	$(1,056)	$(2,704)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC CPURNSA Index	218.803	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	02/11/2021	$ 85,000	$(863)	$(36)
	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	18,900	(163)	(74)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	325,100	(2,907)	(76)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	33,400	(431)	(10)
JPM	Cap - OTC CPURNSA Index	TBD	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	25,800	(179)	(53)
RYL	Floor - OTC YOY CPURNSA Index	216.687	Maximum of [-1.000% - (Final Index/Initial Index - 1)] or 0	09/28/2015	9,100	(211)	(8)

						$ (4,754)	$ (257)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.545%	03/20/2015	$288,100	$(3,679)	$(3,647)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	29,900	(142)	(254)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	29,900	(153)	(17)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	12/11/2017	306,600	(10,220)	(9,850)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	430,500	(2,096)	(3,652)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	430,500	(2,246)	(251)

							$(18,536)	$(17,671)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC Platinum Gold Spread February Futures †	$—	(2)	02/17/2015	$320	$(62)	$(40)
	Put - OTC Platinum Gold Spread March Futures †	19.000		03/02/2015	3	(51)	(31)
	Call - OTC WTI Crude March Futures †	6.000		02/11/2015	2,200	(19)	(46)
	Put - OTC WTI Crude March Futures †	14.000		02/11/2015	2,200	(19)	0
MYC	Call - OTC Brent Crude December Futures †	160.000		11/10/2015	102,000	(6,426)	(275)
SOG	Put - OTC Natural Gas April Futures †	3.300		03/26/2015	540	(67)	(279)
	Call - OTC Natural Gas April Futures †	4.300		03/26/2015	540	(68)	(5)

						$(6,712)	$(676)

(2)	Strike price determined when exercised based on predetermined terms.

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Call - OTC SPGCENP Index †	0.306	02/09/2015	$14,600,000	$(378)	$(1)
	Call - OTC SPGCENP Index †	0.578	03/05/2015	5,500,000	(335)	(28)
	Call - OTC SPGCICP Index †	0.268	02/09/2015	6,600,000	(228)	0
	Call - OTC SPGCICP Index †	0.420	03/05/2015	5,900,000	(255)	0

					$(1,196)	$(29)

Total Written Options					$(32,899)	$(21,571)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	LLSBRT 1H15 Index †	$2.900	06/30/2015	51,540	$0	$16	$16	$0
	Pay	LLSBRT 1H15 Index †	2.850	06/30/2015	28,776	0	10	10	0
	Pay	LLSBRT 1H15 Index †	2.700	06/30/2015	49,992	0	26	26	0
	Receive	LLSBRT CAL15 Index †	8.150	12/31/2015	48,000	0	222	222	0
	Receive	LLSBRT CAL15 Index †	7.900	12/31/2015	120,000	0	525	525	0
	Receive	RBCO 2Q15 Index †	11.850	06/30/2015	33,000	0	(13)	0	(13)
BPS	Pay	Algonquin Cityfates Natural Gas Basis March Futures †	7.000	02/27/2015	30,000	0	64	64	0
	Pay	Algonquin Cityfates Natural Gas Basis March Futures †	7.200	02/27/2015	30,000	0	70	70	0
	Pay	FBANM X14 Index †	10.000	02/27/2015	11,741	0	43	43	0
	Pay	FBANM X14 Index †	10.700	02/27/2015	85,904	0	373	373	0
	Pay	FBTMM Z14 Index †	2.370	01/30/2015	9,324	0	14	14	0
	Pay	FBTMM Z14 Index †	2.440	01/30/2015	37,352	0	60	60	0
	Receive	JETNWECO 1Q15 Index †	15.500	03/31/2015	15,000	0	4	4	0
	Receive	JETNWECO 1Q15 Index †	17.000	03/31/2015	13,203	0	(16)	0	(16)
	Pay	JETNWECO 1Q15 Index †	17.200	03/31/2015	12,963	0	18	18	0
	Receive	NAPCO 1Q15 Index †	8.340	03/31/2015	13,203	0	(15)	0	(15)
	Receive	NAPCO 1Q15 Index †	7.300	03/31/2015	15,000	0	(33)	0	(33)
	Pay	NAPCO 1Q15 Index †	7.600	03/31/2015	12,963	0	25	25	0
	Receive	RBCO 2Q15 Index †	11.750	06/30/2015	18,000	0	(5)	0	(5)
	Receive	RBCO 3Q15 Index †	6.950	09/30/2015	18,000	0	(3)	0	(3)
	Pay	RBCO 3Q15 Index †	7.000	09/30/2015	18,000	0	(4)	0	(4)
CBK	Pay	DTDBRTCO 1Q15 Index †	0.320	03/31/2015	34,800	0	40	40	0
	Pay	DTDBRTCO 1Q15 Index †	0.280	03/31/2015	600	0	1	1	0
	Receive	JETNWECO 1Q15 Index †	15.440	03/31/2015	300	0	0	0	0
	Pay	LLSBRT 1H15 Index †	2.800	06/30/2015	57,390	0	24	24	0
	Pay	LLSBRT 1H15 Index †	2.700	06/30/2015	113,910	0	58	58	0
	Receive	NAPCO 1Q15 Index †	7.780	03/31/2015	300	0	(1)	0	(1)
GST	Pay	Algonquin Cityfates Natural Gas Basis March Futures †	6.150	02/27/2015	30,000	0	39	39	0
	Pay	Algonquin Cityfates Natural Gas Basis March Futures †	6.180	02/27/2015	30,000	0	40	40	0
	Pay	Algonquin Cityfates Natural Gas Basis March Futures †	6.600	02/27/2015	50,000	0	87	87	0
	Pay	Algonquin Cityfates Natural Gas Basis March Futures †	7.250	02/27/2015	30,000	0	72	72	0
	Pay	LLSBRT 1H15 Index †	2.600	06/30/2015	56,952	0	35	35	0
	Pay	LLSBRT 1H15 Index †	2.550	06/30/2015	56,952	0	38	38	0
	Receive	LLSBRT CAL15 Index †	9.150	12/31/2015	36,000	0	202	202	0
	Receive	LLSBRT CAL15 Index †	8.350	12/31/2015	600,000	0	2,895	2,895	0
	Receive	LLSBRT CAL15 Index †	7.900	12/31/2015	228,000	0	998	998	0
JPM	Receive	JETNWECO 1Q15 Index †	16.900	03/31/2015	34,797	0	(39)	0	(39)
	Pay	JETNWECO 1Q15 Index †	17.100	03/31/2015	11,037	0	15	15	0
	Receive	NAPCO 1Q15 Index †	8.450	03/31/2015	34,797	0	(37)	0	(37)
	Pay	NAPCO 1Q15 Index †	7.700	03/31/2015	11,037	0	20	20	0
MAC	Receive	CUAC 4Q15 Index †	41.500	12/31/2015	6,372,000	0	(192)	0	(192)
	Receive	CUAC 4Q15 Index †	46.500	12/31/2015	1,386,000	0	(111)	0	(111)
	Receive	CUAC 4Q15 Index †	48.000	12/31/2015	346,500	0	(33)	0	(33)
	Receive	CUAC 4Q15 Index †	49.000	12/31/2015	3,118,500	0	(327)	0	(327)
	Receive	CUAC 4Q15 Index †	50.000	12/31/2015	2,772,000	0	(318)	0	(318)
	Receive	RBCO 2Q15 Index †	11.830	06/30/2015	99,000	0	(38)	0	(38)
MYC	Pay	DTDBRTCO 1Q15 Index †	0.340	03/31/2015	60,600	0	69	69	0
	Receive	JETNWECO 1Q15 Index †	15.460	03/31/2015	30,300	0	10	10	0
	Receive	JETNWECO 1Q15 Index †	16.850	03/31/2015	18,000	0	(19)	0	(19)
	Pay	LLSBRT CAL15 Index †	3.300	12/31/2015	97,728	0	21	21	0
	Receive	NAPCO 1Q15 Index †	9.050	03/31/2015	18,000	0	(8)	0	(8)
	Receive	NAPCO 1Q15 Index †	7.800	03/31/2015	30,300	0	(52)	0	(52)

						$0	$4,870	$6,134	$(1,264)

Credit Default Swaps on Corporate Issues - Buy Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (5)	Notional Amount (6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Lennar Corp.	(5.000%)	06/20/2015	0.373%	$3,000	$(92)	$22	$0	$(70)
BRC	New York Times Co.	(1.000%)	03/20/2015	0.122%	1,000	58	(60)	0	(2)
	Tate & Lyle International Finance PLC	(1.150%)	06/20/2016	0.363%	3,500	0	(42)	0	(42)
SOG	Royal Bank of Scotland Group PLC	(3.000%)	03/20/2015	0.251%	1,000	(2)	(5)	0	(7)
UAG	Royal Bank of Scotland Group PLC	(1.000%)	12/20/2016	0.448%	800	65	(74)	0	(9)

						$29	$(159)	$0	$(130)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (5)	Notional Amount (6)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	HSBC Bank PLC	1.000%	12/20/2018	0.327%	EUR	5,500	$77	$104	$181	$0
	Russia Government International Bond	1.000%	03/20/2019	4.827%		$5,300	(435)	(301)	0	(736)
CBK	Russia Government International Bond	1.000%	03/20/2019	4.827%		200	(16)	(11)	0	(27)
	South Africa Government International Bond	1.000%	12/20/2019	1.831%		27,500	(1,055)	(1)	0	(1,056)
DUB	Italy Government International Bond	1.000%	03/20/2019	1.069%		7,100	(123)	105	0	(18)
GST	Brazil Government International Bond	1.000%	09/20/2019	1.862%		12,000	(128)	(326)	0	(454)
	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		8,600	(198)	(7)	0	(205)
	Russia Government International Bond	1.000%	09/20/2019	4.793%		5,100	(277)	(494)	0	(771)
HUS	Brazil Government International Bond	1.000%	09/20/2019	1.862%		30,600	(341)	(817)	0	(1,158)
	Brazil Government International Bond	1.000%	06/20/2020	2.054%		3,850	(112)	(91)	0	(203)
	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		14,900	(328)	(27)	0	(355)
	Russia Government International Bond	1.000%	03/20/2019	4.827%		3,700	(311)	(202)	0	(513)
JPM	Brazil Government International Bond	1.000%	09/20/2019	1.862%		17,800	(203)	(471)	0	(674)
	HSBC Bank PLC	1.000%	12/20/2018	0.327%	EUR	4,600	67	83	150	0
	Russia Government International Bond	1.000%	09/20/2019	4.793%		$7,200	(403)	(685)	0	(1,088)
MYC	Barclays Bank PLC	1.000%	06/20/2015	0.118%	EUR	5,100	57	(30)	27	0
	Brazil Government International Bond	1.000%	09/20/2019	1.862%		$42,000	(448)	(1,141)	0	(1,590)
	Credit Suisse Group	1.000%	06/20/2015	0.174%	EUR	3,100	36	(20)	16	0
	Greece Government International Bond	1.000%	06/20/2015	13.929%		7,800	(362)	(184)	0	(546)
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		$13,500	(1,249)	(685)	0	(1,934)

							$(5,752)	$(5,201)	$374	$(11,328)

(3)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	35,800	$40	$2,245	$2,285	$0
	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044		8,000	5	717	722	0
	Pay	3-Month EUR-EXT-CPI Index	0.750%	12/10/2019	EUR	37,300	24	(423)	0	(399)
BPS	Pay	1-Month GBP-UKRPI	3.125%	12/15/2024	GBP	1,100	0	14	14	0
	Pay	1-Month GBP-UKRPI	3.170%	12/15/2024		11,300	(2)	239	237	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	171,300	(94)	(452)	0	(546)
	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	23,900	37	(782)	0	(745)
	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/15/2019		32,000	(74)	(769)	0	(843)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$11,100	67	(1,020)	0	(953)
BRC	Receive	3-Month USD-CPURNSA Index	1.950%	09/16/2016		78,400	0	(2,170)	0	(2,170)
	Receive	3-Month USD-CPURNSA Index	2.018%	08/19/2017		36,300	(24)	(1,105)	0	(1,129)
	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	83,500	86	3,953	4,039	0
CBK	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	7,500	(262)	741	479	0
	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/15/2019	EUR	30,100	(40)	(752)	0	(792)
DUB	Receive	1-Year BRL-CDI	11.500%	01/04/2021	BRL	230,500	(323)	1,638	1,315	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		61,800	(44)	(153)	0	(197)
	Receive	1-Year BRL-CDI	12.000%	01/04/2021		20,500	(112)	113	1	0
	Pay	3-Month USD-CPURNSA Index	1.485%	11/19/2016		$62,300	0	(935)	0	(935)
	Pay	3-Month USD-CPURNSA Index	1.480%	11/20/2016		117,500	0	(1,750)	0	(1,750)
	Pay	3-Month USD-CPURNSA Index	1.473%	11/21/2016		45,500	0	(670)	0	(670)
	Receive	3-Month USD-CPURNSA Index	2.360%	01/28/2017		18,700	0	(926)	0	(926)
	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	12,600	15	594	609	0
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	1,500	24	(11)	13	0
	Pay	1-Month GBP-UKRPI	3.528%	09/23/2044		22,730	(199)	2,075	1,876	0
	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044		10,800	(349)	1,038	689	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		1,600	(3)	150	147	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		6,300	52	426	478	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	95,000	(56)	(247)	0	(303)
GLM	Pay	1-Month GBP-UKRPI	3.125%	12/10/2024	GBP	29,200	39	337	376	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		10,700	(1)	221	220	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	3,000	(2)	(8)	0	(10)
	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/15/2019	EUR	130,200	(133)	(3,294)	0	(3,427)
	Receive	3-Month USD-CPURNSA Index	1.730%	04/15/2016		$91,100	(135)	(2,084)	0	(2,219)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		72,600	63	(3,742)	0	(3,679)
	Receive	3-Month USD-CPURNSA Index	2.175%	10/01/2018		20,900	41	(883)	0	(842)
	Receive	3-Month USD-CPURNSA Index	2.205%	10/11/2018		40,400	0	(1,688)	0	(1,688)
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	2,100	14	145	159	0
	Pay	3-Month EUR-EXT-CPI Index	0.700%	12/15/2018	EUR	10,900	(11)	(159)	0	(170)
	Receive	3-Month USD-CPURNSA Index	1.890%	09/06/2016		$58,000	0	(1,504)	0	(1,504)
MYC	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	8,000	(10)	521	511	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		1,800	8	158	166	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	2,900	(1)	(8)	0	(9)
RYL	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		$18,300	65	(1,015)	0	(950)
UAG	Pay	28-Day MXN-TIIE	5.630%	10/11/2021	MXN	1,135,100	(71)	(463)	0	(534)

							$(1,366)	$(11,688)	$14,336	$(27,390)

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/ Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	BCOMTR Index †	4,757,019	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	$1,051,755	$(52,282)	$0	$(52,282)
BPS	Receive	BCOMF1T Index †	109,075	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	45,822	(2,253)	0	(2,253)
	Receive	BCOMTR Index †	2,315,516	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	511,950	(25,444)	0	(25,444)
CBK	Receive	BCOMTR Index †	3,444,377	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	761,536	(37,916)	0	(37,916)
	Receive	MOTT3001 Index †	577,212	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	132,246	(6,620)	0	(6,620)
	Receive	MOTT3002 Index †	2,759,339	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	667,455	(33,310)	0	(33,310)
CIB	Receive	BCOMTR Index †	903,776	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	199,821	(9,933)	0	(9,933)
DUB	Receive	BCOMTR Index †	8,045,346	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	1,778,788	(85,450)	0	(85,450)
FBF	Receive	BCOMTR Index †	634,691	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	140,327	(6,975)	0	(6,975)
	Pay	CSMFHGER Index †	137,642	0.000%	02/17/2015	39,097	720	720	0
	Receive	SPGCICP Index †	97,786	0.030%	02/17/2015	40,381	(572)	0	(572)
GLM	Receive	BCOMTR Index †	6,205,198	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	1,371,940	(68,193)	0	(68,193)
JPM	Pay	BCOMLC3T Index †	183,260	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	52,749	(775)	0	(775)
	Pay	BCOMLH3 Index †	243,186	0.000%	02/17/2015	45,887	(151)	0	(151)
	Pay	BCOMTR Index †	1,423,902	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	314,818	15,648	15,648	0
	Receive	JMABNIC0 Index †	136,523	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	76,944	(3,076)	0	(3,076)
	Receive	JMABNICP Index †	390,957	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	216,232	(8,626)	0	(8,626)
	Receive	JMC1DLH5 Index †	193,071	0.000%	02/17/2015	50,167	250	250	0
	Receive	JMCU305E Index †	405,366	0.000%	02/17/2015	62,149	1,417	1,417	0
MAC	Receive	BCOMTR Index †	2,580,939	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	570,633	(28,363)	0	(28,363)
MYC	Receive	MOTT3001 Index †	5,512,092	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	1,336,084	(66,420)	0	(66,420)
	Receive	MOTT3002 Index †	7,058,402	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	1,696,953	(84,672)	0	(84,672)
RBC	Receive	BCOMTR Index †	601,359	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	132,958	(6,609)	0	(6,609)
SOG	Receive	BCOMTR Index †	2,418,699	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	534,763	(22,009)	0	(22,009)
	Receive	MOTT3002 Index †	3,306,863	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	268,115	(13,377)	0	(13,377)
UAG	Receive	BCOMTR Index †	35,000	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	7,738	(385)	0	(385)

							$(545,376)	$18,035	$(563,411)

(7)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	GOLDLNPM Index †	3.098%	08/03/2015	$4,830	$0	$(21)	$0	$(21)
	Receive	SLVRLND Index †	6.452%	08/03/2015	3,346	0	117	117	0
CBK	Pay	SPGCCLP Index †	4.080%	05/14/2015	2,956	0	(384)	0	(384)
	Pay	SPGCCLP Index †	4.580%	05/14/2015	2,800	0	(332)	0	(332)
DUB	Pay	SPGCCLP Index †	4.623%	05/14/2015	2,680	0	(318)	0	(318)
	Pay	SPGCCLP Index †	6.376%	11/17/2015	3,800	0	(691)	0	(691)
	Receive	WTI Crude December Futures †	4.203%	11/17/2015	4,680	0	644	644	0
	Receive	WTI Crude June Futures †	2.772%	05/14/2015	3,801	0	409	409	0
	Receive	WTI Crude June Futures †	3.240%	05/14/2015	6,528	0	634	634	0
GLM	Pay	BCOM Index †	1.756%	01/15/2015	18,150	0	(116)	0	(116)
GST	Pay	Brent Crude February Futures †	11.560%	01/12/2015	3,824	0	(334)	0	(334)
	Pay	Brent Crude February Futures †	12.076%	01/12/2015	1,583	0	(137)	0	(137)
	Pay	DJUBS Index †	1.960%	02/03/2015	4,284	0	(53)	0	(53)
	Pay	GOLDLNPM Index †	6.126%	11/25/2015	4,400	0	109	109	0
	Receive	SLVRLND Index †	10.890%	11/25/2015	3,300	0	(31)	0	(31)
	Pay	SPGCGCP Index †	2.723%	06/11/2015	7,079	0	0	0	0
	Receive	SPGSSIP Index †	5.760%	06/11/2015	4,871	0	134	134	0
	Pay	WTI Crude February Futures †	11.662%	01/14/2015	5,564	0	(956)	0	(956)
	Pay	WTI Crude February Futures †	28.302%	01/14/2015	522	0	29	29	0
JPM	Pay	S&P 500 Index	3.572%	03/20/2015	52,910	0	11	11	0
MYC	Pay	BCOM Index †	1.756%	01/09/2015	9,057	0	(48)	0	(48)
	Pay	GOLDLNPM Index †	3.276%	09/18/2015	7,459	0	(23)	0	(23)
	Pay	GOLDLNPM Index †	5.406%	04/21/2016	28,880	0	424	424	0
	Receive	SLVRLND Index †	5.382%	09/18/2015	5,819	0	259	259	0
	Receive	SLVRLND Index †	9.151%	04/21/2016	22,200	0	269	269	0
SOG	Pay	Natural Gas February Futures †	36.603%	01/27/2015	992	0	27	27	0
	Pay	Natural Gas February Futures †	100.000%	01/27/2015	927	0	68	68	0
	Pay	SPGCCLP Index †	4.000%	05/14/2015	3,164	0	(415)	0	(415)
	Pay	WTI Crude February Futures †	23.040%	01/14/2015	1,877	0	20	20	0
	Pay	WTI Crude February Futures †	28.623%	01/14/2015	1,070	0	64	64	0
	Receive	WTI Crude June Futures †	2.772%	05/14/2015	3,587	0	384	384	0

						$0	$(257)	$3,602	$(3,859)

Total Swap Agreements						$(7,089)	$(557,811)	$42,481	$(607,382)

(i)	Securities with an aggregate market value of $417,175 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$16,837	$0	$16,837
Corporate Bonds & Notes
Banking & Finance	0	206,260	2,272	208,532
Industrials	0	47,995	3,324	51,319
Utilities	0	60,004	0	60,004
U.S. Government Agencies	0	326,581	0	326,581
U.S. Treasury Obligations	0	11,954,840	0	11,954,840
Mortgage-Backed Securities	0	403,578	14,366	417,944
Asset-Backed Securities	0	101,485	0	101,485
Sovereign Issues	0	2,211,586	0	2,211,586
Preferred Securities
Banking & Finance	13,190	7,786	0	20,976
Exchange-Traded Funds	15,997	0	0	15,997
Short-Term Instruments
Certificates of Deposit	0	27,282	0	27,282
Repurchase Agreements	0	207,555	0	207,555
Short-Term Notes	0	89,693	0	89,693
Greece Treasury Bills	0	38,026	0	38,026
Mexico Treasury Bills	0	399,085	0	399,085
U.S. Treasury Bills	0	449,207	0	449,207
	$29,187	$16,547,800	$19,962	$16,596,949

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$400,088	$0	$0	$400,088

Total Investments	$429,275	$16,547,800	$19,962	$16,997,037

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(708,598)	$0	$(708,598)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11,271	401	0	11,672
Over the counter	0	197,516	0	197,516
	$11,271	$197,917	$0	$209,188

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11,719)	(3,310)	0	(15,029)
Over the counter	0	(680,421)	(100)	(680,521)

	$(11,719)	$(683,731)	$(100)	$(695,550)

Totals	$428,827	$15,353,388	$19,862	$15,802,077

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Convertible Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.4%
CORPORATE BONDS & NOTES 9.1%
BANKING & FINANCE 9.1%
AGFC Capital Trust
6.000% due 01/15/2067		$1,000	$745
Barclays Bank PLC
7.625% due 11/21/2022		200	219
Barclays PLC
8.000% due 12/15/2020 (c)	EUR	1,400	1,771
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041		$5,600	5,946
HSBC Holdings PLC
6.375% due 09/17/2024 (c)		7,000	7,079
LBG Capital PLC
15.000% due 12/21/2019	GBP	300	644
Lloyds Banking Group PLC
7.875% due 06/27/2029 (c)		3,400	5,371

Total Corporate Bonds & Notes (Cost $22,057)			21,775

CONVERTIBLE BONDS & NOTES 52.0%
BANKING & FINANCE 3.1%
Air Lease Corp.
3.875% due 12/01/2018		$400	549
American Realty Capital Properties, Inc.
3.000% due 08/01/2018		700	647
Annaly Capital Management, Inc.
4.000% due 02/15/2015		1,200	1,221
5.000% due 05/15/2015		1,000	1,006
Health Care REIT, Inc.
3.000% due 12/01/2029		500	751
iStar Financial, Inc.
1.500% due 11/15/2016		800	815
Prologis LP
3.250% due 03/15/2015		100	111
SL Green Operating Partnership LP
3.000% due 10/15/2017		300	443
Starwood Property Trust, Inc.
4.000% due 01/15/2019		1,700	1,884

			7,427

INDUSTRIALS 48.5%
Alpha Natural Resources, Inc.
2.375% due 04/15/2015		1,230	1,182
3.750% due 12/15/2017		300	151
Anthem, Inc.
2.750% due 10/15/2042		1,400	2,417
Auxilium Pharmaceuticals, Inc.
1.500% due 07/15/2018		350	520
BioMarin Pharmaceutical, Inc.
1.875% due 04/23/2017		300	1,340
Cadence Design Systems, Inc.
2.625% due 06/01/2015		300	753
Chesapeake Energy Corp.
2.500% due 05/15/2037 (f)		4,020	3,925
2.750% due 11/15/2035 (f)		1,500	1,506
Ciena Corp.
4.000% due 03/15/2015		1,000	1,042
Citrix Systems, Inc.
0.500% due 04/15/2019		1,700	1,792
Cobalt International Energy, Inc.
2.625% due 12/01/2019		1,800	1,089
Concur Technologies, Inc.
0.500% due 06/15/2018		1,000	1,325
Cubist Pharmaceuticals, Inc.
1.875% due 09/01/2020		2,000	2,725
Electronic Arts, Inc.
0.750% due 07/15/2016		600	907
Endo Health Solutions, Inc.
1.750% due 04/15/2015		350	862
Gilead Sciences, Inc.
1.625% due 05/01/2016		870	3,602

Hologic, Inc.
2.000% due 12/15/2037	900	1,124
2.000% due 03/01/2042	500	558
Host Hotels & Resorts LP
2.500% due 10/15/2029	450	832
Iconix Brand Group, Inc.
1.500% due 03/15/2018	850	1,008
Illumina, Inc.
0.250% due 03/15/2016	1,000	2,211
Incyte Corp.
4.750% due 10/01/2015	200	1,663
Intel Corp.
2.950% due 12/15/2035	2,490	3,277
3.250% due 08/01/2039	1,700	2,959
Isis Pharmaceuticals, Inc.
1.000% due 11/15/2021	500	562
2.750% due 10/01/2019	500	1,860
Jarden Corp.
1.875% due 09/15/2018	1,200	1,888
JDS Uniphase Corp.
0.625% due 08/15/2033	600	637
KB Home
1.375% due 02/01/2019	1,000	996
Lennar Corp.
2.750% due 12/15/2020 (f)	500	1,011
3.250% due 11/15/2021	400	777
Level 3 Communications, Inc.
7.000% due 03/15/2015	800	1,454
Liberty Interactive LLC
3.500% due 01/15/2031 (f)	1,500	808
3.750% due 02/15/2030	4,812	3,067
4.000% due 11/15/2029	1,871	1,212
Liberty Media Corp.
1.375% due 10/15/2023	1,000	991
Mentor Graphics Corp.
4.000% due 04/01/2031	500	601
Meritor, Inc.
7.875% due 03/01/2026	400	661
MGM Resorts International
4.250% due 04/15/2015 (f)	1,600	1,892
Microchip Technology, Inc.
2.125% due 12/15/2037	1,000	1,789
Micron Technology, Inc.
3.000% due 11/15/2043	5,100	6,735
Molina Healthcare, Inc.
1.125% due 01/15/2020	1,300	1,814
Molycorp, Inc.
3.250% due 06/15/2016	950	442
Mylan, Inc.
3.750% due 09/15/2015	620	2,623
Navistar International Corp.
4.500% due 10/15/2018	700	675
Novellus Systems, Inc.
2.625% due 05/15/2041	800	1,838
NVIDIA Corp.
1.000% due 12/01/2018	1,400	1,616
Omnicare, Inc.
3.750% due 12/15/2025	500	1,382
Pacira Pharmaceuticals, Inc.
3.250% due 02/01/2019	100	358
Peabody Energy Corp.
4.750% due 12/15/2066	6,800	3,604
PHH Corp.
6.000% due 06/15/2017	1,297	2,564
Priceline Group, Inc.
0.350% due 06/15/2020	2,500	2,800
1.000% due 03/15/2018	1,000	1,334
Regeneron Pharmaceuticals, Inc.
1.875% due 10/01/2016	400	1,951
Rovi Corp.
2.625% due 02/15/2040	750	754
Ryland Group, Inc.
1.625% due 05/15/2018	300	407
Salesforce.com, Inc.
0.250% due 04/01/2018	2,100	2,398
Salix Pharmaceuticals Ltd.
1.500% due 03/15/2019	1,200	2,194
SanDisk Corp.
0.500% due 10/15/2020	2,000	2,412
1.500% due 08/15/2017 (f)	900	1,733
SunPower Corp.
4.500% due 03/15/2015	200	234
Teleflex, Inc.
3.875% due 08/01/2017	400	753
Teva Pharmaceutical Finance Co. LLC
0.250% due 02/01/2026	1,000	1,371

Trinity Industries, Inc.
3.875% due 06/01/2036	610	804
TRW Automotive, Inc.
3.500% due 12/01/2015	170	591
Twitter, Inc.
0.250% due 09/15/2019	2,800	2,446
VeriSign, Inc.
4.086% due 08/15/2037	1,000	1,718
Vishay Intertechnology, Inc.
2.250% due 06/01/2042	400	515
Walter Investment Management Corp.
4.500% due 11/01/2019	1,850	1,406
WebMD Health Corp.
2.500% due 01/31/2018	600	602
Workday, Inc.
0.750% due 07/15/2018	750	893
Wright Medical Group, Inc.
2.000% due 08/15/2017	1,000	1,212
Xilinx, Inc.
2.625% due 06/15/2017 (f)	1,500	2,265
XPO Logistics, Inc.
4.500% due 10/01/2017	100	255
Yahoo!, Inc.
0.000% due 12/01/2018	2,000	2,273

		115,948

UTILITIES 0.4%
CenterPoint Energy, Inc.
3.943% due 09/15/2029	15	1,023

Total Convertible Bonds & Notes (Cost $107,880)		124,398

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Bonds
3.375% due 05/15/2044 (g)	1,700	1,916
3.625% due 02/15/2044 (g)	550	648
U.S. Treasury Notes
0.250% due 01/15/2015 (g)	33	33
0.250% due 02/28/2015 (g)	577	577
0.250% due 03/31/2015 (g)	214	214

Total U.S. Treasury Obligations (Cost $3,128)		3,388

ASSET-BACKED SECURITIES 0.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.205% due 12/25/2033	103	100

Total Asset-Backed Securities (Cost $85)		100

SOVEREIGN ISSUES 0.1%
Costa Rica Government International Bond
7.000% due 04/04/2044	200	197

Total Sovereign Issues (Cost $200)		197

	SHARES
COMMON STOCKS 1.4%
CONSUMER DISCRETIONARY 0.5%
Ford Motor Co.	70,011	1,085

ENERGY 0.0%
Midstates Petroleum Co., Inc. (a)	71,989	109

FINANCIALS 0.5%
MetLife, Inc.	22,908	1,239

TELECOMMUNICATION SERVICES 0.4%
SBA Communications Corp. ‘A’ (a)	9,183	1,017

Total Common Stocks (Cost $2,902)		3,450

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
General Motors Co. - Exp. 07/10/2016	1,353	34
General Motors Co. - Exp. 07/10/2019	1,353	23

Total Warrants (Cost $0)		57

CONVERTIBLE PREFERRED SECURITIES 20.0%
BANKING & FINANCE 10.5%
Bank of America Corp.
7.250% (c)	7,698	8,869
Crown Castle International Corp.
4.500% due 11/01/2016	30,000	3,090
Health Care REIT, Inc.
6.500% (c)	12,000	796
Wells Fargo & Co.
7.500% (c)	9,534	11,586
Weyerhaeuser Co.
6.375% due 07/01/2016	13,000	753

		25,094

INDUSTRIALS 5.0%
Alcoa, Inc.
5.375% due 10/01/2017	20,000	1,017
Bunge Ltd.
4.875% (c)	8,000	900
Dynegy, Inc.
5.375% due 11/01/2017	20,000	2,034
HealthSouth Corp.
6.500% (c)	350	476
Motors Liquidation Co.
5.250% due 03/06/2032 (a)	400,000	0
Post Holdings, Inc.
2.500% (c)	25,420	2,143
SandRidge Energy, Inc.
7.000% (c)	3,000	166
Stanley Black & Decker, Inc.
4.750% due 11/17/2015	6,000	834
Tyson Foods, Inc.
4.750% due 07/15/2017	30,000	1,525
United Technologies Corp.
7.500% due 08/01/2015	25,000	1,537
Universal Corp.
6.750% due 03/15/2018 (c)	1,250	1,299

		11,931

UTILITIES 4.5%
AES Trust
6.750% due 10/15/2029	53,870	2,742
Dominion Resources, Inc.
6.125% due 04/01/2016	54,000	3,255
Exelon Corp.
6.500% due 06/01/2017	40,000	2,110
NextEra Energy, Inc.
5.599% due 06/01/2015	20,000	1,391
5.799% due 09/01/2016	25,000	1,447

		10,945

Total Convertible Preferred Securities (Cost $44,551)		47,970

PREFERRED SECURITIES 1.7%
BANKING & FINANCE 1.6%
Ally Financial, Inc.
8.500% due 05/15/2016 (c)	121,000	3,258
State Street Corp.
5.900% due 03/15/2024 (c)	20,000	523

		3,781

INDUSTRIALS 0.1%
Stanley Black & Decker, Inc.
6.250% due 11/17/2016 (a)	2,000	234

Total Preferred Securities (Cost $3,931)		4,015

REAL ESTATE INVESTMENT TRUSTS 0.2%
FINANCIALS 0.2%
Ryman Hospitality Properties, Inc.	8,178	431

Total Real Estate Investment Trusts (Cost $387)		431

SHORT-TERM INSTRUMENTS 2.5%
REPURCHASE AGREEMENTS (d) 0.2%		536

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 2.3%
0.050% due 01/08/2015 - 04/30/2015 (b)(f)(g)	5,424	5,424

Total Short-Term Instruments (Cost $5,959)		5,960

Total Investments in Securities (Cost $191,080)		211,741

	SHARES
INVESTMENTS IN AFFILIATES 11.5%
SHORT-TERM INSTRUMENTS 11.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.5%
PIMCO Short-Term Floating NAV Portfolio	1,012	10
PIMCO Short-Term Floating NAV Portfolio III	2,767,532	27,432

Total Short-Term Instruments (Cost $27,629)		27,442

Total Investments in Affiliates (Cost $27,629)		27,442

Total Investments 99.9% (Cost $218,709)		$239,183
Financial Derivative Instruments (e)(h) (0.8%) (Cost or Premiums, net $(1,393))		(1,828)
Other Assets and Liabilities, net 0.9%		2,068

Net Assets 100.0%		$239,423

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$536	Fannie Mae 2.260% due 10/17/2022	$(550)	$536	$536

Total Repurchase Agreements						$(550)	$536	$536

(1)	Includes accrued interest.

As of December 31, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2014 was $189 at a weighted average interest rate of 0.117%.

Short Sales:

Short Sales on Common Stocks

Counterparty	Description	Shares	Proceeds	Payable for Short Sales
UBS	Freescale Semiconductor Ltd.	8,000	$(194)	$(202)

Total Short Sales			$(194)	$(202)

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	2,090.000	01/02/2015	50	$47	$158
Call - CBOE S&P 500 Index	2,125.000	01/09/2015	500	177	36

Total Purchased Options				$224	$194

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOE S&P 500 Index	2,060.000	02/13/2015	119	$(596)	$(487)
Put - CBOE S&P 500 Index	2,060.000	02/13/2015	119	(511)	(534)
Put - CBOE S&P 500 Index	1,850.000	12/19/2015	150	(1,432)	(1,226)

Total Written Options				$(2,539)	$(2,247)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini NASDAQ 100 Index March Futures	Long	03/2015	263	$786	$0	$(263)
E-mini S&P 500 Index March Futures	Short	03/2015	237	(442)	288	0
Russell 2000 Mini Index March Futures	Long	03/2015	294	1,517	0	(285)

Total Futures Contracts				$1,861	$288	$(548)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	4.500%	06/19/2024		$37,900	$(2,765)	$(1,224)	$0	$(19)
Receive	3-Month USD-LIBOR	4.000%	06/19/2024		68,700	(3,510)	(1,440)	0	(33)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		5,500	(935)	(1,182)	0	(9)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		2,000	(449)	(450)	0	(3)
Receive	6-Month JPY-LIBOR	1.000%	03/20/2024	JPY	2,000,000	(849)	(475)	0	(12)

Total Swap Agreements						$(8,508)	$(4,771)	$0	$(76)

(f)	Securities with an aggregate market value of $11,615 and cash of $241 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(g)	Securities with an aggregate market value of $3,947 and cash of $618 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015		$716	JPY	85,900	$1	$0
	02/2015	JPY	85,900		$716	0	(1)
BRC	02/2015		$221	MXN	2,996	0	(18)
CBK	01/2015		1,902	EUR	1,552	0	(24)
	02/2015	EUR	1,552		$1,903	24	0
FBF	01/2015	JPY	85,900		723	6	0
JPM	01/2015	EUR	1,552		1,925	47	0
	02/2015		$284	MXN	3,872	0	(22)
MSB	02/2015	GBP	3,965		$6,196	18	0
RBC	02/2015	MXN	5,662		400	17	0

Total Forward Foreign Currency Contracts						$113	$(65)

Purchased Options:

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC USD versus CNH	CNH	6.350	09/02/2015	$10,000	$83	$113
UAG	Call - OTC USD versus CNH		6.329	06/02/2015	10,000	138	80

						$221	$193

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.900%	06/18/2015	$88,100	$84	$106
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.900%	06/08/2015	136,200	82	136
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.550%	01/09/2015	20,000	150	19
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.900%	06/18/2015	61,700	52	74
	Put - OTC 5-Year Interest Rate Swap (Effective 1/9/2020)	3-Month USD-LIBOR	Receive	3.359%	01/07/2015	40,000	266	0

							$634	$335

Total Purchased Options							$855	$528

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	Newmont Mining Corp.	(1.000%)	06/20/2017	0.553%	$5,000	$57	$(113)	$0	$(56)
MYC	Hewlett-Packard Co.	(1.000%)	12/20/2018	0.464%	700	24	(39)	0	(15)

						$81	$(152)	$0	$(71)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
GST	Valeant Pharmaceuticals International	5.000%	06/20/2016	0.870%	$900	$(14)	$70	$56	$0

Total Swap Agreements						$67	$(82)	$56	$(71)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$21,775	$0	$21,775
Convertible Bonds & Notes
Banking & Finance	0	7,427	0	7,427
Industrials	0	115,948	0	115,948
Utilities	0	1,023	0	1,023
U.S. Treasury Obligations	0	3,388	0	3,388
Asset-Backed Securities	0	100	0	100
Sovereign Issues	0	197	0	197
Common Stocks
Consumer Discretionary	1,085	0	0	1,085
Energy	109	0	0	109
Financials	1,239	0	0	1,239
Telecommunication Services	1,017	0	0	1,017
Warrants
Consumer Discretionary	57	0	0	57
Convertible Preferred Securities
Banking & Finance	0	25,094	0	25,094
Industrials	0	11,931	0	11,931
Utilities	2,742	8,203	0	10,945
Preferred Securities
Banking & Finance	0	3,781	0	3,781
Industrials	0	234	0	234
Real Estate Investment Trusts
Financials	431	0	0	431
Short-Term Instruments
Repurchase Agreements	0	536	0	536
U.S. Treasury Bills	0	5,424	0	5,424
	$6,680	$205,061	$0	$211,741

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$27,442	$0	$0	$27,442

Total Investments	$34,122	$205,061	$0	$239,183

Short Sales, at Value - Liabilities
Common Stocks	$(202)	$0	$0	$(202)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	288	194	0	482
Over the counter	0	697	0	697
	$288	$891	$0	$1,179

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(548)	(2,323)	0	(2,871)
Over the counter	0	(136)	0	(136)

	$(548)	$(2,459)	$0	$(3,007)

Totals	$33,660	$203,493	$0	$237,153

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Credit Absolute Return Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 71.3%
BANK LOAN OBLIGATIONS 15.2%
AABS Ltd.
4.875% due 01/10/2038	$2,289	$2,323
Air Medical Group Holdings, Inc.
5.000% due 06/30/2018	1,964	1,967
Albertson’s Holdings LLC
4.000% due 08/25/2019	5,000	4,985
4.500% due 08/25/2021	1,350	1,352
Amaya Holdings B.V.
5.000% due 08/01/2021	13,666	13,587
Ancestry.com, Inc.
4.500% due 12/28/2018	1,817	1,813
Ardagh Holdings USA, Inc.
4.000% due 12/17/2019	3,722	3,661
Ardent Medical Services, Inc.
6.750% due 07/02/2018	1,822	1,826
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021	2,300	2,335
B/E Aerospace, Inc.
4.000% due 12/16/2021	4,600	4,600
BMC Software Finance, Inc.
5.000% due 09/10/2020	5,148	5,005
Burger King Worldwide, Inc.
4.500% due 12/12/2021	3,000	3,001
Cable & Wireless Communications
TBD% due 11/06/2016	7,300	7,300
Cactus Wellhead LLC
7.000% due 07/31/2020	3,117	2,712
Catalent Pharma Solutions, Inc.
4.250% due 05/20/2021	2,992	2,984
Charter Communications Operating LLC
3.000% due 07/01/2020	3,292	3,232
Crosby U.S. Acquisition Corp.
3.750% due 11/23/2020	1,165	1,107
CSC Holdings, Inc.
2.669% due 04/17/2020	3,292	3,228
Delos Finance SARL
3.500% due 03/06/2021	2,000	1,988
Delta 2 (LUX) SARL
4.750% due 07/31/2021	3,600	3,522
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	9,625	9,640
Expro Finservice SARL
5.750% due 09/02/2021	5,985	4,908
First Data Corp.
3.667% due 03/24/2017	3,100	3,052
Gardner Denver, Inc.
4.250% due 07/30/2020	5,724	5,380
Getty Images, Inc.
4.750% due 10/18/2019	3,631	3,365
HD Supply, Inc.
4.000% due 06/28/2018	2,657	2,637
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	3,097	3,065
Ikaria, Inc.
8.750% due 02/12/2022	500	499
International Aircraft Leasing and Trading
3.140% due 05/29/2015	20,000	19,984
ION Media Networks, Inc.
TBD% due 12/18/2020	1,200	1,191
Maxim Crane Works LP
10.250% due 11/26/2018	11,700	11,846
Media General, Inc.
TBD% due 07/31/2020	5,150	5,100
MGM Resorts International
3.500% due 12/20/2019	4,688	4,585
Mueller Water Products, Inc.
4.000% due 11/19/2021	1,125	1,127
NRG Energy, Inc.
2.750% due 07/02/2018	3,292	3,234
Numericable U.S. LLC
4.500% due 05/21/2020	5,891	5,891
Pharmaceutical Product Development LLC
4.000% due 12/05/2018	2,254	2,245
Seadrill Partners Finco LLC
4.000% due 02/21/2021	3,180	2,483

Sequa Corp.
5.250% due 06/19/2017		1,247	1,219
Southcross Holdings Borrower LP
6.000% due 08/04/2021		1,891	1,692
Styrolution U.S. Holdings LLC
6.500% due 11/07/2019		5,150	5,002
Tibco Software, Inc.
6.500% due 11/04/2020		3,400	3,298
Westmoreland Coal Co.
7.500% due 10/16/2020		5,675	5,576

Total Bank Loan Obligations (Cost $182,097)			179,547

CORPORATE BONDS & NOTES 23.0%
BANKING & FINANCE 12.6%
Ally Financial, Inc.
4.625% due 06/26/2015		3,900	3,934
5.500% due 02/15/2017		900	947
6.250% due 12/01/2017		500	541
Alpha Star Holding Ltd.
4.970% due 04/09/2019		3,500	3,204
Aviation Loan Trust
2.351% due 12/15/2022		3,219	3,022
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	2,500	2,933
BES Investimento do Brasil S.A. Banco de Investimento
5.625% due 03/25/2015		$1,918	1,912
BGC Partners, Inc.
5.375% due 12/09/2019		1,650	1,622
Blackstone CQP Holdco LP
9.296% due 03/18/2019		24,546	24,533
Cantor Fitzgerald LP
6.375% due 06/26/2015		1,000	1,026
CIT Group, Inc.
4.250% due 08/15/2017		2,850	2,914
Eksportfinans ASA
0.890% due 06/16/2015	JPY	100,000	835
Exeter Finance Corp.
9.750% due 05/20/2019		$10,300	10,300
Genworth Financial, Inc.
7.200% due 02/15/2021		3,225	3,156
International Lease Finance Corp.
4.875% due 04/01/2015		6,200	6,257
8.625% due 09/15/2015		400	418
8.750% due 03/15/2017		3,700	4,107
iStar Financial, Inc.
4.000% due 11/01/2017		5,600	5,467
Jefferies Finance LLC
7.375% due 04/01/2020		12,765	11,935
KGH Intermediate Holdco LLC
8.500% due 08/07/2019 (e)		11,250	11,250
8.500% due 08/08/2019 (e)		3,750	3,750
Nationstar Mortgage LLC
6.500% due 07/01/2021		9,458	8,654
Navient Corp.
6.250% due 01/25/2016		650	678
8.450% due 06/15/2018		500	559
Novo Banco S.A.
5.000% due 04/23/2019	EUR	7,342	8,595
OneMain Financial Holdings, Inc.
7.250% due 12/15/2021		$6,700	6,901
Piper Jaffray Cos.
4.755% due 11/30/2015		500	503
Rio Oil Finance Trust
6.750% due 01/06/2027		2,800	2,688
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	600	601
5.400% due 03/24/2017		$200	187
5.717% due 06/16/2021		2,800	2,450
6.125% due 02/07/2022		7,000	6,239
Springleaf Finance Corp.
5.400% due 12/01/2015		100	103
Stearns Holdings, Inc.
9.375% due 08/15/2020		5,675	5,703
Towergate Finance PLC
8.500% due 02/15/2018 (g)	GBP	850	1,186

			149,110

INDUSTRIALS 9.1%
Albertsons Holdings LLC
7.750% due 10/15/2022		$2,600	2,678
Algeco Scotsman Global Finance PLC
10.750% due 10/15/2019		1,200	1,038

Alliance Data Systems Corp.
5.375% due 08/01/2022		6,500	6,435
ALROSA Finance S.A.
7.750% due 11/03/2020		3,125	2,969
Altice S.A.
7.250% due 05/15/2022	EUR	1,500	1,845
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		$758	778
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)		225	192
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		9,325	7,208
11.250% due 06/01/2017		3,625	2,801
California Resources Corp.
5.000% due 01/15/2020		950	829
5.500% due 09/15/2021		700	602
Cemex S.A.B. de C.V.
4.981% due 10/15/2018		2,500	2,577
CHC Helicopter S.A.
9.375% due 06/01/2021		673	636
CPG Merger Sub LLC
8.000% due 10/01/2021		1,600	1,640
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		9,575	8,617
D.R. Horton, Inc.
3.750% due 03/01/2019		4,000	3,970
Dell, Inc.
3.100% due 04/01/2016		100	101
DISH DBS Corp.
5.875% due 11/15/2024		5,225	5,264
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		1,475	1,333
Fiat Chrysler Finance Europe
6.875% due 02/13/2015	EUR	700	853
Hellenic Railways Organization S.A.
4.500% due 12/06/2016	JPY	10,000	75
Hiland Partners LP
7.250% due 10/01/2020		$2,400	2,292
Mongolian Mining Corp.
8.875% due 03/29/2017		100	66
NCSG Crane & Heavy Haul Services
9.500% due 08/15/2019		5,500	4,730
PHH Corp.
6.375% due 08/15/2021		5,966	5,496
7.375% due 09/01/2019		500	504
Pinnacol Assurance
8.625% due 06/25/2034 (e)		3,000	3,179
Ply Gem Industries, Inc.
6.500% due 02/01/2022		7,480	7,059
Post Holdings, Inc.
6.000% due 12/15/2022		1,675	1,577
Premier Foods Finance PLC
6.500% due 03/15/2021 (g)	GBP	1,550	2,085
R&R Ice Cream PLC
5.500% due 05/15/2020		2,275	3,470
SiTV LLC
10.375% due 07/01/2019		$1,100	1,026
Tenet Healthcare Corp.
5.500% due 03/01/2019		575	591
TES Finance PLC
6.750% due 07/15/2020	GBP	1,200	1,791
Tullow Oil PLC
6.250% due 04/15/2022		$3,100	2,635
USG Corp.
7.875% due 03/30/2020		1,100	1,181
9.750% due 01/15/2018		9,425	10,792
Vander Intermediate Holding Corp. (9.750% Cash or 10.500% PIK)
9.750% due 02/01/2019 (a)		2,375	2,464
Westmoreland Coal Co.
8.750% due 01/01/2022		3,800	3,752

			107,131

UTILITIES 1.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		2,750	2,845
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		2,300	1,691
6.000% due 11/27/2023		1,500	1,200
Gazprom OAO Via Gaz Capital S.A.
4.300% due 11/12/2015		1,500	1,465
9.250% due 04/23/2019		1,900	1,947
Illinois Power Generating Co.
6.300% due 04/01/2020		3,250	2,730

Sprint Corp.
7.125% due 06/15/2024		3,350	3,132
7.875% due 09/15/2023		200	198

			15,208

Total Corporate Bonds & Notes (Cost $283,985)			271,449

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		2,000	1,653

NEW YORK 0.1%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028		620	583

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047		600	527

Total Municipal Bonds & Notes (Cost $2,701)			2,763

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Notes
0.250% due 01/31/2015 (j)		750	750
2.250% due 11/15/2024		15,300	15,405

Total U.S. Treasury Obligations (Cost $16,107)			16,155

MORTGAGE-BACKED SECURITIES 7.2%
Adjustable Rate Mortgage Trust
1.320% due 03/25/2035		2,703	2,125
American Home Mortgage Assets Trust
0.710% due 11/25/2035		1,456	1,283
1.053% due 10/25/2046		88	65
American Home Mortgage Investment Trust
2.082% due 11/25/2045 ^		113	90
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^		837	691
16.567% due 09/25/2035 ^		2,132	2,652
Banc of America Funding Trust
2.856% due 09/20/2047 ^		1,988	1,482
7.000% due 10/25/2037 ^		514	353
Banc of America Mortgage Trust
6.000% due 10/25/2036 ^		1,212	1,031
BCAP LLC Trust
0.380% due 04/25/2037		331	296
0.390% due 05/25/2047 ^		668	508
0.670% due 05/26/2035		81	75
6.752% due 06/26/2037		48	48
Bear Stearns Adjustable Rate Mortgage Trust
2.360% due 02/25/2036		671	580
2.955% due 05/25/2047 ^		1,260	1,085
Bear Stearns ALT-A Trust
2.481% due 04/25/2037		861	655
Berica Residential MBS SRL
0.383% due 03/31/2048	EUR	313	371
Chase Mortgage Finance Trust
2.515% due 09/25/2036		$357	319
Citigroup Mortgage Loan Trust, Inc.
6.000% due 11/25/2036		218	227
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		597	629
CitiMortgage Alternative Loan Trust
6.000% due 10/25/2036		442	395
Countrywide Alternative Loan Trust
0.330% due 12/25/2046 ^		1,910	1,909
0.340% due 11/25/2036		6,867	6,339
0.340% due 06/25/2046		634	618
0.340% due 05/25/2047		547	461
0.355% due 09/20/2046		737	600
0.360% due 07/25/2046 ^		557	522
0.360% due 09/25/2046 ^		1,344	1,138
0.375% due 03/20/2046		300	238
0.470% due 06/25/2035 ^		1,274	1,043
0.480% due 11/25/2035		341	283
0.570% due 04/25/2035		1,255	1,102
1.470% due 10/25/2035 ^		619	533
1.513% due 08/25/2035		705	648
5.750% due 07/25/2035 ^		343	322
6.000% due 03/25/2036		3,171	2,637
6.000% due 05/25/2036 ^		1,597	1,403

6.000% due 08/25/2036 ^	792	711
6.000% due 01/25/2037 ^	561	523
6.000% due 04/25/2037	1,032	903
6.000% due 05/25/2037 ^	3,173	2,640
Countrywide Home Loan Mortgage Pass-Through Trust
2.527% due 09/25/2037 ^	1,423	1,244
5.500% due 10/25/2035	424	411
5.750% due 07/25/2037	439	417
6.000% due 10/25/2034	34	35
Credit Suisse Mortgage Capital Certificates
2.346% due 07/27/2037	5,215	3,983
2.594% due 12/29/2037	8,019	4,295
6.000% due 01/27/2047	1,021	1,051
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036	1,664	1,296
Deutsche ALT-A Securities, Inc.
0.270% due 08/25/2037	1,924	1,420
First Horizon Alternative Mortgage Securities Trust
2.200% due 08/25/2035	416	369
6.000% due 05/25/2036 ^	21	18
6.000% due 07/25/2036 ^	112	95
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037	5,433	4,740
Impac Secured Assets Trust
0.320% due 11/25/2036	2,398	1,724
IndyMac Mortgage Loan Trust
0.420% due 02/25/2037	500	298
2.348% due 07/25/2037	707	459
2.835% due 05/25/2037	500	352
4.334% due 11/25/2035 ^	998	824
6.250% due 11/25/2037 ^	578	521
JPMorgan Alternative Loan Trust
3.049% due 11/25/2036 ^	709	600
JPMorgan Mortgage Trust
2.537% due 10/25/2036	1,252	1,133
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	2,623	2,471
Lehman XS Trust
0.330% due 03/25/2047	2,127	1,636
1.070% due 08/25/2047	1,012	717
MASTR Adjustable Rate Mortgages Trust
5.119% due 11/25/2034	520	512
Merrill Lynch Alternative Note Asset Trust
0.280% due 03/25/2037	3,214	1,660
Morgan Stanley Mortgage Loan Trust
2.510% due 11/25/2037	852	694
Residential Accredit Loans, Inc. Trust
0.360% due 07/25/2036	1,522	1,202
0.520% due 08/25/2035 ^	1,822	1,392
2.898% due 07/25/2035	132	121
3.406% due 09/25/2035 ^	120	98
3.411% due 12/26/2034	1,123	963
3.561% due 12/25/2035	813	686
6.000% due 10/25/2034	2,707	2,848
6.500% due 07/25/2037	424	358
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036	523	463
Structured Asset Mortgage Investments Trust
1.513% due 12/25/2035 ^	1,516	1,073
Structured Asset Securities Corp. Trust
0.520% due 02/25/2035	562	524
Suntrust Adjustable Rate Mortgage Loan Trust
6.016% due 02/25/2037	701	689
TBW Mortgage-Backed Trust
0.370% due 09/25/2036	444	426
WaMu Mortgage Pass-Through Certificates Trust
1.913% due 07/25/2047 ^	192	143
2.225% due 08/25/2036	1,633	1,432
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037 ^	511	466

Total Mortgage-Backed Securities (Cost $80,540)		85,392

ASSET-BACKED SECURITIES 13.1%
ACE Securities Corp.
0.310% due 07/25/2036	1,685	1,210
0.470% due 02/25/2036	1,300	1,149
0.595% due 11/25/2035	1,200	966
0.720% due 12/25/2045	1,000	654
0.850% due 09/25/2035	1,272	1,028
Aegis Asset-Backed Securities Trust
1.170% due 03/25/2035 ^	2,000	1,787
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.790% due 05/25/2035	1,000	784
1.145% due 11/25/2034	6,040	5,337

1.205% due 10/25/2033		605	578
Argent Securities Trust
0.360% due 03/25/2036		4,328	2,313
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.400% due 01/25/2036		806	628
Asset-Backed Funding Certificates Trust
0.280% due 01/25/2037		3,087	1,937
1.170% due 06/25/2037		682	479
1.220% due 03/25/2034		1,988	1,589
Asset-Backed Securities Corp. Home Equity Loan Trust
0.620% due 11/25/2035		1,800	1,589
Bear Stearns Asset-Backed Securities Trust
0.280% due 02/25/2037		577	546
0.320% due 11/25/2036		830	677
0.340% due 05/25/2036 ^		2,571	2,228
0.410% due 06/25/2047		400	341
0.520% due 12/25/2035		871	636
0.570% due 09/25/2046		319	274
0.620% due 08/25/2036		2,400	2,026
0.805% due 08/25/2035		666	632
0.835% due 10/25/2035		1,400	1,126
0.920% due 09/25/2035		1,855	1,782
1.420% due 08/25/2037		1,274	1,172
1.970% due 07/25/2034		1,300	1,192
Berica Asset-Backed Security SRL
0.379% due 12/31/2055	EUR	620	747
Citigroup Mortgage Loan Trust, Inc.
0.310% due 05/25/2037		$552	533
0.650% due 09/25/2035 ^		1,500	1,420
Countrywide Asset-Backed Certificates
0.350% due 06/25/2047		2,496	2,194
0.390% due 09/25/2047		1,500	1,114
0.460% due 06/25/2036		2,550	2,106
0.460% due 08/25/2036		1,300	1,107
0.555% due 11/25/2035		1,548	1,478
0.595% due 04/25/2036		2,000	1,569
0.640% due 02/25/2036		12,000	10,282
1.055% due 04/25/2035		1,000	787
Countrywide Asset-Backed Certificates Trust
2.555% due 01/25/2034 ^		843	620
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036		831	476
0.390% due 07/25/2037		1,808	1,211
0.740% due 07/25/2036		1,700	1,538
First Franklin Mortgage Loan Trust
0.310% due 12/25/2036		2,699	1,679
0.530% due 11/25/2035		1,200	772
Fremont Home Loan Trust
0.340% due 02/25/2036		743	635
0.410% due 08/25/2036		4,366	1,924
GSAA Home Equity Trust
0.400% due 03/25/2036		680	616
GSAMP Trust
0.290% due 12/25/2036		704	369
0.320% due 12/25/2046		856	498
0.400% due 12/25/2046		664	390
0.410% due 12/25/2035		1,612	1,475
0.905% due 09/25/2035 ^		5,554	5,056
Home Equity Loan Trust
0.400% due 04/25/2037		4,700	2,874
HSI Asset Securitization Corp. Trust
0.350% due 04/25/2037		700	510
0.560% due 11/25/2035		1,600	1,168
JPMorgan Mortgage Acquisition Corp.
0.460% due 05/25/2035		1,000	912
JPMorgan Mortgage Acquisition Trust
0.280% due 02/25/2032		423	422
0.330% due 05/25/2037		1,000	903
0.360% due 03/25/2047		1,200	622
Long Beach Mortgage Loan Trust
0.600% due 11/25/2035		3,100	2,697
2.945% due 07/25/2033		2,383	2,290
MASTR Asset-Backed Securities Trust
0.280% due 08/25/2036		853	463
0.320% due 08/25/2036		1,931	1,057
0.340% due 10/25/2036		3,888	3,309
Merrill Lynch Mortgage Investors Trust
0.280% due 08/25/2037		2,867	1,682
0.315% due 04/25/2037		2,500	1,250
1.100% due 04/25/2036		4,500	4,100
Morgan Stanley ABS Capital, Inc. Trust
0.320% due 06/25/2036		2,208	2,022
0.320% due 10/25/2036		2,807	1,969
0.320% due 12/25/2036		172	95
0.400% due 09/25/2036		1,171	723
0.600% due 09/25/2035		700	611

0.640% due 07/25/2035		1,000	926
0.935% due 07/25/2035		1,116	1,061
Morgan Stanley Home Equity Loan Trust
0.520% due 04/25/2037		324	214
Morgan Stanley Mortgage Loan Trust
5.965% due 09/25/2046		2,088	1,486
New Century Home Equity Loan Trust
3.170% due 01/25/2033		218	194
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.580% due 02/25/2036		900	815
0.760% due 09/25/2035		2,400	2,081
Option One Mortgage Loan Trust
0.310% due 01/25/2037		1,420	868
0.340% due 05/25/2037		1,451	855
0.360% due 01/25/2036		1,051	1,022
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.660% due 08/25/2035		900	700
People’s Financial Realty Mortgage Securities Trust
0.310% due 09/25/2036		4,818	1,977
RAAC Trust
0.510% due 08/25/2036		1,000	889
Renaissance Home Equity Loan Trust
5.879% due 06/25/2037		2,155	1,174
Residential Asset Securities Corp. Trust
0.320% due 08/25/2036		1,443	1,362
0.330% due 06/25/2036		545	524
0.340% due 11/25/2036		927	819
0.420% due 08/25/2036		1,024	863
0.420% due 04/25/2037		2,800	2,469
Saxon Asset Securities Trust
1.145% due 12/26/2034		1,212	950
Securitized Asset-Backed Receivables LLC Trust
0.420% due 03/25/2036		2,000	1,153
0.420% due 05/25/2036		1,318	789
SG Mortgage Securities Trust
0.350% due 02/25/2036		1,748	1,161
Soundview Home Loan Trust
0.350% due 05/25/2036		2,332	2,184
0.370% due 01/25/2037		5,900	4,732
Specialty Underwriting & Residential Finance Trust
0.560% due 12/25/2036		1,400	1,171
Springleaf Funding Trust
3.920% due 01/16/2023		9,500	9,640
Structured Asset Investment Loan Trust
0.320% due 09/25/2036		1,613	1,290
0.330% due 05/25/2036		677	545
0.890% due 05/25/2035		2,500	2,325
1.145% due 01/25/2035		2,639	1,211
1.295% due 01/25/2035		1,024	220
1.550% due 04/25/2033		362	318
1.745% due 01/25/2035		1,102	129
1.895% due 01/25/2035 ^		1,441	56
Truman Capital Mortgage Loan Trust
0.430% due 03/25/2036		1,535	1,430

Total Asset-Backed Securities (Cost $143,048)			154,538

SOVEREIGN ISSUES 3.8%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	77,430	26,383
10.000% due 01/01/2025		32,860	10,827
Hellenic Republic Government Bond
2.000% due 02/24/2035	EUR	1,175	724
Junta de Castilla y Leon
6.505% due 03/01/2019		200	296
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	643,000	4,390
4.500% due 07/03/2017		410,000	2,746

Total Sovereign Issues (Cost $52,085)			45,366

	SHARES
COMMON STOCKS 1.7%
CONSUMER DISCRETIONARY 0.6%
Amaya, Inc. (b)(e)		46,308	1,138
Cedar Fair LP		2,037	98
Melco Crown Entertainment Ltd. - ADR		86,538	2,198
MGM Resorts International (b)(i)		62,032	1,326
Walt Disney Co. (i)		4,950	466
Wynn Macau Ltd.		459,600	1,298

Wynn Resorts Ltd.	6,155	916

		7,440

ENERGY 0.1%
California Resources Corp. (b)	93,750	517
Cheniere Energy, Inc. (b)(i)	11,043	777

		1,294

FINANCIALS 0.4%
BNP Paribas S.A.	13,235	789
China Construction Bank Corp. ‘H’	1,030,000	843
Citigroup, Inc. (i)	28,137	1,522
Industrial & Commercial Bank of China Ltd. ‘H’	1,179,000	861

		4,015

HEALTH CARE 0.1%
LifePoint Hospitals, Inc. (b)	11,686	840
Pfizer, Inc.	24,671	769

		1,609

INDUSTRIALS 0.1%
AECOM Technology Corp. (b)	6,818	207
USG Corp. (b)	29,230	818

		1,025

INFORMATION TECHNOLOGY 0.4%
Baidu, Inc. SP - ADR (b)	5,536	1,262
NXP Semiconductor NV (b)	16,906	1,292
QUALCOMM, Inc.	22,978	1,708

		4,262

MATERIALS 0.0%
Freeport-McMoRan, Inc.	11,010	257

Total Common Stocks (Cost $21,439)		19,902

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
American Realty Capital Properties, Inc.
6.700% due 01/03/2019 (d)	30,530	696

Total Preferred Securities (Cost $661)		696

REAL ESTATE INVESTMENT TRUSTS 0.1%
FINANCIALS 0.1%
American Residential Properties, Inc. (b)	44,912	789

Total Real Estate Investment Trusts (Cost $847)		789

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.5%
COMMERCIAL PAPER 0.3%
Greensill Capital SCF S.A.
5.830% due 03/04/2015 (e)	$3,800	3,764

REPURCHASE AGREEMENTS (f) 0.0%		459

SHORT-TERM NOTES 0.6%
Federal Home Loan Bank
0.081% due 04/06/2015	200	200
0.088% due 04/24/2015	1,000	1,000
0.091% due 05/19/2015	1,600	1,600
0.125% due 06/08/2015 (j)(l)	2,400	2,399

0.173% due 09/04/2015		2,300	2,298

			7,497

MEXICO TREASURY BILLS 3.4%
2.981% due 04/30/2015	MXN	607,220	40,751

U.S. TREASURY BILLS 1.2%
0.046% due 01/08/2015 - 06/04/2015 (c)(j)(l)		$13,825	13,823

Total Short-Term Instruments (Cost $66,743)			66,294

Total Investments in Securities (Cost $850,253)			842,891

	SHARES
INVESTMENTS IN AFFILIATES 31.5%
SHORT-TERM INSTRUMENTS 31.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 31.5%
PIMCO Short-Term Floating NAV Portfolio		435	4
PIMCO Short-Term Floating NAV Portfolio III		37,496,939	371,670

Total Short-Term Instruments (Cost $374,583)			371,674

Total Investments in Affiliates (Cost $374,583)			371,674

Total Investments 102.8% (Cost $1,224,836)			$1,214,565
Financial Derivative Instruments (h)(k) 0.1% (Cost or Premiums, net $(1,120))			860
Other Assets and Liabilities, net (2.9%)			(34,466)

Net Assets 100.0%			$1,180,959

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amaya, Inc.	07/23/2014 - 09/05/2014	$1,193	$1,138	0.10%
Greensill Capital SCF S.A. 5.830% due 03/04/2015	09/03/2014	3,764	3,764	0.32%
KGH Intermediate Holdco LLC 8.500% due 08/07/2019 – 08/08/2019	08/07/2014	14,719	15,000	1.27%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	3,000	3,179	0.27%

		$22,676	$23,081	1.96%

Borrowings and other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$459	Fannie Mae 2.120% due 11/07/2022	$(471)	$459	$459

Total Repurchase Agreements						$(471)	$459	$459

(1)	Includes accrued interest.

As of December 31, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2014 was $3,155 at a weighted average interest rate of (0.869%).

(g)	Securities with an aggregate market value of $2,828 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - EUREX EURO STOXX 50 Index	3,600.000	12/20/2019	310	$922	$913

Total Purchased Options				$922	$913

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - EUREX EURO STOXX 50 Index	2,300.000	12/20/2019	310	$(1,024)	$(1,048)

Total Written Options				$(1,024)	$(1,048)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
5-Year Deliverable Interest Rate Swap March Futures	Long	03/2015	172	$75	$19	$0
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2015	2	(2)	0	0
Euro-Bund 10-Year Bond March Futures	Short	03/2015	31	(81)	0	(2)
JPX Nikkei Index 400 March Futures	Long	03/2015	260	25	0	(49)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	1,162	340	254	0

Total Futures Contracts				$357	$273	$(51)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month NZD-LIBOR	5.000%	12/17/2024	NZD	12,300	$703	$447	$67	$0
Receive	3-Month USD-LIBOR	2.000%	06/18/2019		$291,800	(4,344)	(6,527)	0	(182)
Receive	3-Month USD-LIBOR	2.250%	06/17/2020		103,300	(1,233)	(72)	0	(87)
Receive	3-Month USD-LIBOR	2.700%	07/18/2024		55,100	(2,785)	(2,594)	0	(60)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		20,800	(4,673)	(5,123)	0	(34)
Pay	6-Month AUD-BBR-BBSW	3.250%	09/21/2017	AUD	228,400	1,707	1,928	396	0
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	22,000	(102)	(60)	0	0
Pay	6-Month EUR-EURIBOR	0.500%	03/18/2020		3,000	21	40	0	0
Receive	6-Month GBP-LIBOR	2.750%	03/18/2025	GBP	14,900	(1,881)	(1,527)	0	(115)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	2,858,900	(1,222)	(1,259)	0	(14)
Receive	6-Month JPY-LIBOR	1.000%	09/20/2024		1,170,000	(107)	(127)	0	(7)
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	187,650	(52)	27	48	0
Pay	28-Day MXN-TIIE	5.630%	07/07/2021		290,800	(57)	(151)	74	0
Pay	28-Day MXN-TIIE	5.810%	09/29/2021		10,700	4	5	3	0
Pay	28-Day MXN-TIIE	5.750%	09/30/2021		29,500	4	4	8	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		99,900	(43)	(35)	27	0

						$(14,060)	$(15,024)	$623	$(499)

Total Swap Agreements						$(14,060)	$(15,024)	$623	$(499)

(i)	Securities with an aggregate market value of $3,802 and cash of $103 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(j)	Securities with an aggregate market value of $10,308 and cash of $1,782 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	BRL	715		$304	$35	$0
	01/2015	EUR	178		221	6	0
	01/2015	JPY	1,283,700		10,731	14	0
	01/2015		$269	BRL	715	0	0
	01/2015		21,895	JPY	2,625,739	27	0
	02/2015	JPY	2,625,738		$21,899	0	(27)
BPS	01/2015	BRL	65,213		27,392	2,942	(83)
	01/2015		$24,773	BRL	65,213	0	(240)
	02/2015	MXN	40,611		$2,785	38	(1)
BRC	02/2015	HKD	8,867		1,143	0	0
	02/2015		$6,461	INR	409,374	0	(47)
	02/2015		563	MXN	7,665	0	(44)
CBK	01/2015		43,288	EUR	35,284	0	(592)
	02/2015	EUR	32,922		$40,360	511	0
	02/2015		$134	MXN	1,831	0	(10)
	03/2015	CAD	1,036		$904	14	0
	04/2015	MXN	600,987		40,771	327	0
FBF	01/2015	BRL	31,375		13,223	1,420	0
	01/2015	JPY	4,587,739		38,769	467	0
	01/2015		$11,791	BRL	31,375	13	(1)
	07/2015	BRL	27,764		$9,893	0	(40)
GLM	01/2015		36,474		15,251	1,530	0
	01/2015	EUR	611		750	10	0
	01/2015		$14,023	BRL	36,474	0	(302)
	01/2015		31,472	EUR	25,325	0	(828)
	02/2015	EUR	611		$745	5	0
	07/2015	BRL	36,474		13,300	251	0
HUS	01/2015		27,764		10,611	166	0
	01/2015		$10,452	BRL	27,764	0	(8)
	01/2015	ZAR	7,063		$625	17	0
	02/2015	MXN	37,124		2,545	34	0
JPM	01/2015	BRL	68,821		25,909	19	0
	01/2015	EUR	59,820		74,111	1,726	0
	01/2015		$26,742	BRL	68,821	0	(852)
	02/2015	HKD	17,276		$2,228	0	0
	02/2015	MXN	6,386		443	11	0
	07/2015	BRL	68,821		25,320	699	0
MSB	01/2015	AUD	9,446		8,063	351	0
	01/2015	BRL	7,372		2,775	2	0
	01/2015		$2,775	BRL	7,372	0	(1)
	01/2015		27,902	JPY	3,245,701	0	(806)
	02/2015	BRL	7,372		$2,751	0	(1)
	02/2015	GBP	5,603		8,756	25	0
RBC	02/2015		$8,300	MXN	113,818	0	(600)
UAG	01/2015	BRL	6,280		$2,704	342	0
	01/2015		$7,725	AUD	9,446	0	(13)
	01/2015		2,364	BRL	6,280	0	(2)
	02/2015	AUD	9,446		$7,708	13	0

Total Forward Foreign Currency Contracts						$11,015	$(4,498)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$1,900	$151	$18
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850%	03/04/2015	52,500	2,441	1

							$2,592	$19

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC EURO STOXX 50 Index	3,631.000	12/20/2019	EUR	397	$1,381	$1,136

Total Purchased Options						$3,973	$1,155

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	3,200	$(6)	$(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		3,200	(5)	(1)
BRC	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		$29,200	(17)	(5)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		29,200	(40)	(8)
CBK	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		27,400	(14)	(5)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		27,400	(37)	(8)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	6,300	(11)	(7)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		4,400	(9)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		1,900	(4)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		3,800	(3)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		3,800	(8)	(4)
FBF	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	01/21/2015		$24,900	(25)	(3)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	02/18/2015		38,100	(46)	(29)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	01/21/2015	EUR	9,500	(5)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		19,000	(7)	(3)
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		$4,900	(7)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	1,300	(2)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		1,300	(3)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.100%	01/21/2015		5,900	(15)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		5,100	(4)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		5,100	(10)	(9)
JPM	Put - OTC CDX.IG-23 5-Year Index	Sell	0.950%	03/18/2015		$37,800	(79)	(33)
	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	03/18/2015		25,000	(54)	(18)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	2,600	(4)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		2,600	(7)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		5,200	(5)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		5,200	(9)	(9)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		6,400	(11)	(7)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		6,400	(10)	(1)

							$(457)	$(173)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.650	05/27/2015	$15,500	$(491)	$(905)
	Call - OTC USD versus INR	INR	65.200	02/27/2015	9,700	(169)	(54)
BPS	Call - OTC USD versus INR		63.745	01/22/2015	1,500	(9)	(8)
BRC	Call - OTC USD versus INR		68.000	06/22/2015	4,650	(92)	(51)
GLM	Call - OTC USD versus BRL	BRL	2.700	06/02/2015	6,500	(196)	(322)
	Call - OTC USD versus INR	INR	67.000	06/02/2015	6,000	(123)	(71)
MSB	Call - OTC USD versus INR		65.900	06/03/2015	9,400	(224)	(152)

						$(1,304)	$(1,563)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$8,000	$(150)	$(54)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.950%	03/23/2015	EUR	2,900	(8)	(56)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.550%	03/23/2015		2,900	(24)	(1)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350%	09/08/2015		15,000	(35)	(60)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	09/08/2015		15,000	(36)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/13/2015		$20,900	(103)	(173)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	02/13/2015		20,900	(101)	(7)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.950%	03/23/2015	EUR	2,700	(5)	(53)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.550%	03/23/2015		2,700	(24)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015		$13,700	(63)	(116)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015		13,700	(72)	(8)
MYC	Call - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Receive	2.910%	08/17/2015		63,800	(230)	(314)
	Put - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Pay	2.910%	08/17/2015		63,800	(230)	(91)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015		8,700	(37)	(74)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015		8,700	(50)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.376%	03/04/2015		111,800	(2,441)	(1)

								$(3,609)	$(1,027)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR 397	$(1,381)	$(1,341)

Total Written Options					$(6,751)	$(4,104)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Safeway, Inc.	(1.000%)	12/20/2019	3.109%	$500	$53	$(6)	$47	$0
BRC	Arrow Electronics, Inc.	(1.000%)	12/20/2018	0.446%	3,400	10	(85)	0	(75)
	Avnet, Inc.	(1.000%)	12/20/2018	0.506%	2,500	12	(61)	0	(49)
	Safeway, Inc.	(1.000%)	12/20/2019	3.109%	625	68	(9)	59	0
CBK	Safeway, Inc.	(1.000%)	12/20/2019	3.109%	1,200	129	(15)	114	0
GST	CA, Inc.	(1.000%)	12/20/2018	0.479%	6,000	(53)	(70)	0	(123)
	ConocoPhillips	(1.000%)	06/20/2019	0.430%	4,100	(164)	61	0	(103)
JPM	Avnet, Inc.	(1.000%)	12/20/2018	0.506%	4,050	22	(101)	0	(79)
	Safeway, Inc.	(1.000%)	12/20/2019	3.109%	275	31	(5)	26	0
	Staples, Inc.	(1.000%)	03/20/2020	1.642%	3,575	124	(12)	112	0
	Xerox Corp.	(1.000%)	12/20/2018	0.455%	5,200	104	(216)	0	(112)
MYC	Staples, Inc.	(1.000%)	03/20/2020	1.642%	3,575	125	(14)	111	0

						$461	$(533)	$469	$(541)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Sprint Communications, Inc.	5.000%	12/20/2019	4.563%		$700	$36	$(22)	$14	$0
BPS	Italy Government International Bond	1.000%	06/20/2019	1.114%		11,600	88	(141)	0	(53)
BRC	Altice Finco S.A.	5.000%	06/20/2019	4.396%	EUR	3,700	425	(310)	115	0
CBK	MGM Resorts International	5.000%	12/20/2019	3.245%		$5,900	527	(60)	467	0
	Sprint Communications, Inc.	5.000%	12/20/2019	4.563%		6,100	300	(177)	123	0
FBF	American Airlines Group, Inc.	5.000%	12/20/2015	2.680%		375	8	1	9	0
	American Airlines Group, Inc.	5.000%	12/20/2016	3.566%		250	5	3	8	0
	Forest Oil Corp.	5.000%	03/20/2018	49.612%		1,600	(64)	(870)	0	(934)
GST	D.R. Horton, Inc.	1.000%	12/20/2020	1.979%		1,600	(166)	81	0	(85)
	Forest Oil Corp.	5.000%	03/20/2017	50.907%		700	(25)	(357)	0	(382)
	Forest Oil Corp.	5.000%	06/20/2018	49.370%		800	(25)	(447)	0	(472)
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		1,300	(147)	(39)	0	(186)
	Russia Government International Bond	1.000%	12/20/2019	4.779%		10,000	(1,095)	(474)	0	(1,569)
	Sprint Communications, Inc.	5.000%	12/20/2019	4.563%		500	23	(12)	11	0
MYC	Forest Oil Corp.	5.000%	03/20/2019	48.837%		1,100	(116)	(549)	0	(665)

							$(226)	$(3,373)	$747	$(4,346)

Credit Default Swaps on Credit Indices - Sell Protection  (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-21 5-Year Index 25-35%	5.000%	12/20/2018	$4,600	$586	$46	$632	$0
CBK	CDX.HY-21 5-Year Index 25-35%	5.000%	12/20/2018	5,800	808	(10)	798	0

					$1,394	$36	$1,430	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month EUR-EXT-CPI Index	0.700%	12/15/2018	EUR	800	$(2)	$(11)	$0	$(13)
	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/15/2019		900	0	(24)	0	(24)
	Pay	3-Month EUR-EXT-CPI Index	0.750%	12/10/2019		1,200	6	(19)	0	(13)
BPS	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/15/2019		2,700	(7)	(64)	0	(71)
	Pay	3-Month EUR-EXT-CPI Index	0.850%	12/15/2019		400	0	(7)	0	(7)
CBK	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/22/2019		900	(3)	(20)	0	(23)
	Pay	3-Month EUR-EXT-CPI Index	0.750%	12/15/2019		800	4	(12)	0	(8)
DUB	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	10,000	(13)	(19)	0	(32)
	Pay	3-Month EUR-EXT-CPI Index	0.600%	12/15/2018	EUR	400	0	(4)	0	(4)
	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019		1,100	1	(35)	0	(34)
	Pay	3-Month EUR-EXT-CPI Index	0.750%	12/15/2019		1,600	2	(19)	0	(17)
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	120,850	3	(56)	0	(53)
FBF	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	800	1	(26)	0	(25)
GLM	Pay	3-Month EUR-EXT-CPI Index	0.900%	10/15/2019		3,400	(8)	(60)	0	(68)
	Pay	3-Month EUR-EXT-CPI Index	0.900%	11/15/2019		8,300	3	(162)	0	(159)
JPM	Pay	3-Month NZD-LIBOR	5.000%	12/17/2024	NZD	1,700	30	68	98	0
MYC	Pay	3-Month EUR-EXT-CPI Index	0.350%	12/15/2017	EUR	450	0	(2)	0	(2)
	Pay	3-Month EUR-EXT-CPI Index	0.910%	11/26/2019		400	0	(8)	0	(8)
	Pay	3-Month EUR-EXT-CPI Index	0.800%	12/10/2019		450	1	(7)	0	(6)
UAG	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	59,300	113	(286)	0	(173)
	Pay	3-Month EUR-EXT-CPI Index	0.600%	12/15/2018	EUR	400	0	(4)	0	(4)
	Pay	3-Month EUR-EXT-CPI Index	0.910%	11/26/2019		1,200	0	(24)	0	(24)
	Pay	3-Month EUR-EXT-CPI Index	0.800%	12/10/2019		800	0	(12)	0	(12)

							$131	$(813)	$98	$(780)

Total Return Swaps on Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	Receive	Ashtead Group PLC	11,801	1-Month USD-LIBOR plus a specified spread	10/05/2015	GBP 137		$4	$4	$0

Total Swap Agreements							$1,760	$(4,679)	$2,748	$(5,667)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $6,208 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$152,607	$26,940	$179,547
Corporate Bonds & Notes
Banking & Finance	0	123,810	25,300	149,110
Industrials	0	93,943	13,188	107,131
Utilities	0	15,208	0	15,208
Municipal Bonds & Notes
California	0	1,653	0	1,653
New York	0	583	0	583
Ohio	0	527	0	527
U.S. Treasury Obligations	0	16,155	0	16,155
Mortgage-Backed Securities	0	85,392	0	85,392
Asset-Backed Securities	0	144,898	9,640	154,538
Sovereign Issues	0	45,366	0	45,366
Common Stocks
Consumer Discretionary	7,440	0	0	7,440
Energy	1,294	0	0	1,294
Financials	4,015	0	0	4,015
Health Care	1,609	0	0	1,609
Industrials	1,025	0	0	1,025
Information Technology	4,262	0	0	4,262
Materials	257	0	0	257
Preferred Securities
Banking & Finance	0	696	0	696
Real Estate Investment Trusts
Financials	789	0	0	789
Short-Term Instruments
Commercial Paper	0	3,764	0	3,764
Repurchase Agreements	0	459	0	459
Short-Term Notes	0	7,497	0	7,497
Mexico Treasury Bills	0	40,751	0	40,751
U.S. Treasury Bills	0	13,823	0	13,823
	$20,691	$747,132	$75,068	$842,891

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$371,674	$0	$0	$371,674

Total Investments	$392,365	$747,132	$75,068	$1,214,565

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	273	1,536	0	1,809
Over the counter	0	14,901	17	14,918
	$273	$16,437	$17	$16,727

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(51)	(1,547)	0	(1,598)
Over the counter	0	(14,269)	0	(14,269)
	$(51)	$(15,816)	$0	$(15,867)

Totals	$392,587	$747,753	$75,085	$1,215,425

There were no significant transfers between Level 1 and 2 during the period ended December 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2014 (2)
Investments in Securities, at Value
Bank Loan Obligations	$10,833	$24,606	$(6,673)	$3	$17	$(20)	$0	$(1,826)	$26,940	$23
Corporate Bonds & Notes
Banking & Finance	20,160	32,460	(246)	45	15	421	0	(27,555)	25,300	466
Industrials	17,472	5,862	(17,819)	1	655	(191)	7,208	0	13,188	102
Asset-Backed Securities	9,756	0	0	34	0	(150)	0	0	9,640	(150)

	$58,221	$62,928	$(24,738)	$83	$687	$60	$7,208	$(29,381)	$75,068	$441
Financial Derivative Instruments – Assets
Over the counter	$0	$0	$0	$0	$0	$17	$0	$0	$17	$17

Totals	$58,221	$62,928	$(24,738)	$83	$687	$77	$7,208	$(29,381)	$75,085	$458

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$24,642	Benchmark Pricing	Base Price	100.00 - 101.63
	2,298	Third Party Vendor	Broker Quote	95.00 - 99.25
Corporate Bonds & Notes
Banking & Finance	15,000	Discounted Cash Flows	Credit rating	B-BBB
			OAS spread	600bp – 950bps
			Yield	8.75%-9.75%
	10,300	Market Comparable Companies	Credit rating	B-BB
			Net Debt to Equity ratio	8-10x
			Yield	8%-10%
Industrials	13,188	Benchmark Pricing	Base Price	77.25 - 102.67
Asset-Backed Securities	9,640	Benchmark Pricing	Base Price	101.53
Financial Derivative Instruments - Assets
Over the counter	17	Indicative Market Quotation	Broker Quote	2.23 - 3.09

Total	$75,085

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.4%
BANK LOAN OBLIGATIONS 9.1%
Albertson’s Holdings LLC
4.000% due 08/25/2019		$2,600	$2,592
4.500% due 08/25/2021		1,000	1,002
4.750% due 03/21/2019		5,257	5,235
Alliance Boots Holdings Ltd.
3.985% due 07/10/2017	GBP	11,500	17,918
Amaya Holdings B.V.
5.000% due 08/01/2021		$19,152	19,042
8.000% due 08/01/2022		2,850	2,829
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021		1,800	1,795
Biomet, Inc.
3.670% due 07/25/2017		9,153	9,126
Burger King Worldwide, Inc.
4.500% due 12/12/2021		10,900	10,905
Charter Communications Operating LLC
3.000% due 07/01/2020		2,548	2,501
Community Health Systems, Inc.
4.250% due 01/27/2021		3,960	3,957
CSC Holdings, Inc.
2.669% due 04/17/2020		9,629	9,444
Dell, Inc.
4.500% due 04/29/2020		2,900	2,896
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		30,022	30,069
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		4,117	3,761
Gardner Denver, Inc.
4.250% due 07/30/2020		8,828	8,297
Gates Global, Inc.
4.250% due 07/03/2021		2,793	2,724
H.J. Heinz Co.
3.500% due 06/05/2020		19,240	19,161
HCA, Inc.
2.669% due 05/02/2016		6,087	6,066
Hertz Corp.
3.500% due 03/11/2018		3,352	3,274
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		4,782	4,733
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		7,671	7,579
Kate Spade & Co.
4.000% due 04/10/2021		299	290
Las Vegas Sands LLC
3.250% due 12/18/2020		698	695
Novelis, Inc.
3.750% due 03/10/2017		2,880	2,858
NRG Energy, Inc.
2.750% due 07/02/2018		11,393	11,194
Numericable U.S. LLC
4.500% due 05/21/2020		3,500	3,499
OGX
8.000% due 04/11/2015		1,238	960
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020		1,102	1,091
Realogy Corp.
3.750% due 03/05/2020		3,439	3,390
Rise Ltd.
4.750% due 01/31/2021 (e)		6,635	6,701
Seadrill Partners Finco LLC
4.000% due 02/21/2021		2,580	2,015
Sensata Technologies BV
3.500% due 10/14/2021		3,791	3,794
Station Casinos LLC
4.250% due 03/02/2020		12,439	12,222
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016		7,901	7,945
TWCC Holding Corp.
3.500% due 02/11/2017		1,892	1,855

UPC Financing Partnership
3.768% due 03/31/2021	EUR	5,374	6,501

Total Bank Loan Obligations (Cost $241,157)			239,916

CORPORATE BONDS & NOTES 61.6%
BANKING & FINANCE 26.8%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		$5,550	5,501
4.500% due 05/15/2021		4,450	4,511
5.000% due 10/01/2021		5,600	5,810
American International Group, Inc.
6.250% due 05/01/2036 (g)		7,600	9,881
8.175% due 05/15/2068		500	680
Banco do Brasil S.A.
3.875% due 10/10/2022		1,900	1,748
6.000% due 01/22/2020		5,300	5,684
9.000% due 06/18/2024 (d)		2,800	2,618
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)	EUR	8,300	11,460
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		$2,860	2,839
Banque PSA Finance S.A.
5.750% due 04/04/2021		12,074	12,902
Barclays Bank PLC
7.625% due 11/21/2022 (g)		27,100	29,683
14.000% due 06/15/2019 (d)	GBP	5,400	11,089
BBVA Bancomer S.A.
6.500% due 03/10/2021		$1,000	1,088
7.250% due 04/22/2020		2,500	2,763
BES Investimento do Brasil S.A. Banco de Investimento
5.625% due 03/25/2015		1,660	1,655
Blackstone CQP Holdco LP
9.296% due 03/18/2019		33,829	33,812
BNP Paribas S.A.
7.195% due 06/25/2037 (d)		9,000	10,451
BPCE S.A.
4.500% due 03/15/2025		5,300	5,189
4.625% due 07/11/2024		1,700	1,654
12.500% due 09/30/2019 (d)	EUR	4,869	8,101
Catlin Insurance Co. Ltd.
7.249% due 01/19/2017 (d)		$460	460
CIT Group, Inc.
4.250% due 08/15/2017 (g)		27,300	27,914
5.250% due 03/15/2018		100	105
6.625% due 04/01/2018		500	544
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	6,025	9,755
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
8.400% due 06/29/2017 (d)		$8,600	9,438
11.000% due 06/30/2019 (d)(g)		23,488	30,288
Credit Agricole S.A.
7.875% due 01/23/2024 (d)		1,000	1,021
8.125% due 09/19/2033		2,600	2,910
8.375% due 10/13/2019 (d)		9,230	10,684
Credit Suisse
6.500% due 08/08/2023		10,500	11,552
Credit Suisse Group AG
7.500% due 12/11/2023 (d)		6,600	6,880
Crown Castle International Corp.
5.250% due 01/15/2023		19,600	20,090
Denali Borrower LLC
5.625% due 10/15/2020		16,400	17,105
DNB Boligkreditt A/S
2.900% due 03/29/2017		1,000	1,027
Doctors Co.
6.500% due 10/15/2023		10,425	11,486
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		15,471	16,016
EDC Finance Ltd.
4.875% due 04/17/2020		10,050	6,608
Genesis Energy LP
5.625% due 06/15/2024		5,800	5,249
Heta Asset Resolution AG
4.250% due 10/31/2016	EUR	10,140	8,681
4.375% due 01/24/2017		13,800	11,772
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		$1,305	123
HSBC Capital Funding LP
10.176% due 06/30/2030 (d)		1,350	2,039
HSBC Holdings PLC
6.375% due 09/17/2024 (d)		6,400	6,472
6.500% due 09/15/2037		125	161
7.625% due 05/17/2032		2,300	3,179

Intesa Sanpaolo SpA
6.500% due 02/24/2021 (g)		19,500	22,588
iStar Financial, Inc.
4.000% due 11/01/2017		4,700	4,588
5.000% due 07/01/2019		9,800	9,555
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		9,200	9,338
JPMorgan Chase & Co.
7.900% due 04/30/2018 (d)		16,200	17,517
KGH Intermediate Holdco LLC
8.500% due 08/07/2019 (e)		2,625	2,625
8.500% due 08/08/2019 (e)		875	875
LBG Capital PLC
7.625% due 10/14/2020	EUR	1,992	2,618
8.875% due 02/07/2020		300	407
15.000% due 12/21/2019	GBP	200	429
15.000% due 12/21/2019	EUR	4,700	8,431
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$12,800	18,304
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	3,391
Navient Corp.
8.000% due 03/25/2020		$17,000	18,821
8.450% due 06/15/2018		5,375	6,007
Nostrum Oil & Gas Finance BV
6.375% due 02/14/2019		7,100	6,142
Novo Banco S.A.
5.000% due 04/23/2019	EUR	2,150	2,517
5.000% due 05/14/2019		5,700	6,811
5.000% due 05/21/2019		2,500	2,987
5.875% due 11/09/2015		1,900	2,325
7.000% due 03/04/2016		500	610
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$700	695
4.950% due 04/01/2024		1,900	1,987
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		5,300	5,419
7.250% due 12/15/2021		5,300	5,459
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		2,240	2,124
Private Export Funding Corp.
4.550% due 05/15/2015		750	762
Rio Oil Finance Trust
6.250% due 07/06/2024 (g)		15,800	15,130
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (d)		1,950	2,282
Royal Bank of Scotland PLC
9.500% due 03/16/2022		17,550	19,982
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.100% due 07/25/2018		7,400	6,160
6.299% due 05/15/2017		3,020	2,685
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		16,350	14,306
SL Green Realty Corp.
4.500% due 12/01/2022		10,300	10,501
5.000% due 08/15/2018		10,800	11,593
UBS AG
7.250% due 02/22/2022		5,200	5,589
7.625% due 08/17/2022		23,800	28,063
UOB Cayman Ltd.
5.796% due 03/15/2016 (d)		1,700	1,757
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	17,400	28,679
Wells Fargo & Co.
7.980% due 03/15/2018 (d)		$5,600	6,209
Wells Fargo Capital
5.950% due 12/01/2086		2,800	2,863

			709,809

INDUSTRIALS 21.6%
ADT Corp.
4.875% due 07/15/2042		6,000	4,463
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		8,000	7,760
ALROSA Finance S.A.
7.750% due 11/03/2020		18,700	17,796
Altice S.A.
7.250% due 05/15/2022	EUR	1,300	1,599
7.750% due 05/15/2022		$900	904
Aviation Capital Group Corp.
7.125% due 10/15/2020		5,245	6,045
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		2,895	2,975

California Resources Corp.
5.000% due 01/15/2020		6,600	5,758
5.500% due 09/15/2021		6,200	5,332
6.000% due 11/15/2024		4,100	3,485
Cemex S.A.B. de C.V.
4.750% due 01/11/2022	EUR	2,600	3,095
CHS
5.125% due 08/01/2021		$800	834
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		2,600	2,739
CONSOL Energy, Inc.
5.875% due 04/15/2022		3,700	3,460
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		1,022	1,058
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		2,700	165
9.250% due 06/30/2020 ^		14,300	872
CSC Holdings LLC
8.625% due 02/15/2019		5,300	6,181
CSN Islands Corp.
6.875% due 09/21/2019		8,040	7,497
CVS Pass-Through Trust
5.773% due 01/10/2033		360	415
6.943% due 01/10/2030		9,947	12,081
7.507% due 01/10/2032		10,531	13,455
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		39	45
7.750% due 06/17/2021		508	588
DISH DBS Corp.
5.125% due 05/01/2020		1,600	1,616
5.875% due 11/15/2024		1,700	1,713
Eagle Spinco, Inc.
4.625% due 02/15/2021		1,100	1,046
Ecopetrol S.A.
5.875% due 09/18/2023 (g)		19,026	20,191
Enterprise Products Operating LLC
7.034% due 01/15/2068		1,200	1,317
8.375% due 08/01/2066		7,175	7,707
Europcar Groupe S.A.
11.500% due 05/15/2017	EUR	1,600	2,178
Financiere Quick S.A.S.
4.832% due 04/15/2019		9,700	10,608
Flextronics International Ltd.
5.000% due 02/15/2023		$3,700	3,793
GTL Trade Finance, Inc.
5.893% due 04/29/2024		8,700	8,417
HD Supply, Inc.
7.500% due 07/15/2020		1,600	1,684
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	200	199
5.014% due 12/27/2017		1,000	992
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		$1,700	1,675
Kinder Morgan, Inc.
3.050% due 12/01/2019		200	199
4.300% due 06/01/2025		300	302
7.750% due 01/15/2032		1,600	1,976
Lafarge S.A.
6.750% due 12/16/2019	EUR	3,600	5,307
MCE Finance Ltd.
5.000% due 02/15/2021		$13,900	13,066
Medtronic, Inc.
3.500% due 03/15/2025		2,700	2,768
4.375% due 03/15/2035		1,000	1,064
4.625% due 03/15/2045		1,700	1,851
Mongolian Mining Corp.
8.875% due 03/29/2017		1,500	990
New Albertson’s, Inc.
6.570% due 02/23/2028		800	670
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021		12,500	12,812
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		674	721
Numericable SFR
4.875% due 05/15/2019		900	896
5.375% due 05/15/2022	EUR	400	501
5.625% due 05/15/2024		400	503
6.000% due 05/15/2022		$2,800	2,819
6.250% due 05/15/2024		14,900	15,030
OGX Austria GmbH
8.375% due 04/01/2022 ^		12,200	182
8.500% due 06/01/2018 ^		20,900	130
ONEOK Partners LP
5.000% due 09/15/2023		7,100	7,431
Pertamina Persero PT
4.300% due 05/20/2023		10,000	9,600
4.875% due 05/03/2022		370	371

Petrobras International Finance Co. S.A.
5.375% due 01/27/2021		400	373
6.875% due 01/20/2040		11,800	10,981
7.875% due 03/15/2019		200	211
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		22,145	7,867
5.500% due 04/12/2037		48,685	16,991
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		3,913	3,991
Phosagro OAO Via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		3,100	2,713
Regency Energy Partners LP
4.500% due 11/01/2023		9,300	8,579
5.000% due 10/01/2022		700	665
5.750% due 09/01/2020		8,000	8,060
5.875% due 03/01/2022		3,500	3,509
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		7,200	7,533
5.400% due 02/14/2022		3,500	3,797
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		19,000	19,570
6.875% due 02/15/2021		1,500	1,573
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017		5,400	5,127
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		9,000	8,887
5.625% due 04/15/2023		12,100	11,888
5.750% due 05/15/2024		14,900	14,695
SCF Capital Ltd.
5.375% due 10/27/2017		1,000	824
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		9,000	7,785
6.700% due 10/25/2017		500	464
Sibur Securities Ltd.
3.914% due 01/31/2018		3,008	2,482
Smurfit Kappa Acquisitions
4.125% due 01/30/2020	EUR	5,700	7,475
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	200	326
Stretford 79 PLC
6.250% due 07/15/2021 (g)		1,200	1,487
6.250% due 07/15/2021		1,300	1,611
T-Mobile USA, Inc.
6.250% due 04/01/2021		$5,700	5,855
6.375% due 03/01/2025		5,000	5,092
Telenet Finance Luxembourg S.C.A.
6.750% due 08/15/2024	EUR	1,500	2,042
Tenet Healthcare Corp.
4.500% due 04/01/2021		$5,200	5,232
5.000% due 03/01/2019		1,400	1,405
6.000% due 10/01/2020		4,500	4,843
Tesoro Logistics LP
6.125% due 10/15/2021		11,050	11,078
Tullow Oil PLC
6.000% due 11/01/2020 (g)		27,200	22,848
6.250% due 04/15/2022		6,200	5,270
UAL Equipment Trust AB
10.850% due 02/19/2015 ^		461	212
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	4,700	6,181
UPC Holding BV
8.375% due 08/15/2020		14,000	18,211
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016 ^		$1,800	198
9.500% due 01/21/2020 ^		1,300	143
Vedanta Resources PLC
6.000% due 01/31/2019 (g)		19,100	18,718
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		10,800	9,083
Whiting Petroleum Corp.
5.000% due 03/15/2019		12,300	11,562
Wind Acquisition Finance S.A.
4.000% due 07/15/2020	EUR	3,300	3,932
7.375% due 04/23/2021		$14,800	14,005
Zhaikmunai LLP
7.125% due 11/13/2019 (g)		18,500	16,060

			572,361

UTILITIES 13.2%
AES Corp.
8.000% due 06/01/2020		6,000	6,885
AES Panama S.A.
6.350% due 12/21/2016		200	208

AT&T, Inc.
2.400% due 03/15/2024	EUR	4,000	5,242
Beaver Valley Funding Corp.
9.000% due 06/01/2017		$22	24
BG Energy Capital PLC
6.500% due 11/30/2072		900	966
6.500% due 11/30/2072	GBP	17,700	29,342
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		$2,195	2,382
CenturyLink, Inc.
5.625% due 04/01/2020		6,600	6,872
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		25,700	26,642
Dynegy Finance, Inc.
6.750% due 11/01/2019		2,200	2,241
7.375% due 11/01/2022		1,700	1,732
7.625% due 11/01/2024		700	715
Electricite de France S.A.
5.250% due 01/29/2023 (d)		4,700	4,829
5.625% due 01/22/2024 (d)		17,000	17,918
FirstEnergy Corp.
7.375% due 11/15/2031		14,390	17,462
FirstEnergy Solutions Corp.
6.050% due 08/15/2021		100	111
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		7,800	6,435
4.950% due 02/06/2028		300	230
6.510% due 03/07/2022		12,100	10,893
8.625% due 04/28/2034		6,350	6,398
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		100	109
Koninklijke KPN NV
6.125% due 09/14/2018 (d)	EUR	13,700	17,760
Majapahit Holding BV
7.750% due 01/20/2020		$6,610	7,684
8.000% due 08/07/2019		6,900	8,032
Midwest Generation LLC
8.560% due 01/02/2016		69	70
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022 (g)		21,725	16,294
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		7,565	7,112
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		422	483
Petrobras Global Finance BV
3.123% due 03/17/2020		700	634
5.625% due 05/20/2043		1,200	984
7.250% due 03/17/2044		1,300	1,290
Petroleos Mexicanos
5.500% due 02/24/2025	EUR	3,800	5,586
5.500% due 06/27/2044		$9,100	9,327
6.625% due 06/15/2038		6,600	7,606
Qwest Corp.
7.250% due 09/15/2025		3,250	3,878
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		867	934
5.838% due 09/30/2027		1,370	1,542
6.332% due 09/30/2027		500	582
Rosneft Finance S.A.
6.625% due 03/20/2017		5,400	5,048
7.250% due 02/02/2020		2,500	2,172
7.875% due 03/13/2018		3,600	3,336
Rosneft Oil Co. Via Rosneft International Finance Ltd.
3.149% due 03/06/2017		3,700	3,284
Sprint Communications, Inc.
8.375% due 08/15/2017 (g)		21,000	22,732
Sprint Corp.
7.125% due 06/15/2024		2,300	2,150
7.875% due 09/15/2023		3,200	3,175
SSE PLC
5.625% due 10/01/2017 (d)	EUR	14,900	19,569
5.625% due 10/01/2017 (d)		$3,500	3,698
Telecom Italia SpA
5.250% due 02/10/2022	EUR	19,000	26,240
VimpelCom Holdings BV
5.950% due 02/13/2023		$19,800	15,236

Yellowstone Energy LP
5.750% due 12/31/2026	3,850	3,611

		347,685

Total Corporate Bonds & Notes (Cost $1,736,273)		1,629,855

MUNICIPAL BONDS & NOTES 2.7%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	2,000	1,653
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005
5.400% due 06/01/2027	985	925
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,050	852

		3,430

NEW JERSEY 0.7%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	200	169
5.000% due 06/01/2041	25,860	19,521

		19,690

OHIO 0.9%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	19,200	15,677
6.000% due 06/01/2042	8,425	6,905
6.500% due 06/01/2047	500	439

		23,021

TEXAS 1.0%
Texas Public Finance Authority Revenue Notes, Series 2014
5.250% due 07/01/2017	21,350	21,402
8.250% due 07/01/2024	3,900	3,913

		25,315

Total Municipal Bonds & Notes (Cost $70,956)		71,456

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
0.612% due 10/18/2030	5	5
0.670% due 03/25/2017	7	7
4.481% due 09/25/2040 (a)	1,200	170
5.000% due 11/01/2035	135	150
5.631% due 09/25/2037 (a)	2,814	307
6.500% due 06/25/2028	92	103
6.850% due 12/18/2027	66	75
Freddie Mac
0.661% due 09/15/2030	15	15
1.315% due 10/25/2044 - 02/25/2045	138	139
1.515% due 07/25/2044	204	205
2.362% due 05/01/2023	7	7
5.500% due 09/15/2017	28	29
6.500% due 07/25/2043	9	11
Ginnie Mae
1.625% due 11/20/2023 - 11/20/2027	95	97
6.112% due 09/16/2042	1,725	1,891
9.250% due 12/20/2019 - 06/20/2021	5	5
New Valley Generation
7.299% due 03/15/2019	435	492
Small Business Administration
4.340% due 03/01/2024	79	83
5.080% due 11/01/2022	186	200
5.130% due 09/01/2023	12	13
6.900% due 12/01/2020	120	131
7.150% due 03/01/2017	37	39
7.190% due 12/01/2019	51	55
7.300% due 05/01/2017	14	15
Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,067

Total U.S. Government Agencies (Cost $5,488)		5,311

MORTGAGE-BACKED SECURITIES 10.7%
Adjustable Rate Mortgage Trust
2.395% due 01/25/2035	2,371	2,381
2.802% due 11/25/2035	1,055	1,068
5.026% due 01/25/2036 ^	641	585
American Home Mortgage Assets Trust
0.360% due 05/25/2046 ^	441	320
0.380% due 10/25/2046	1,124	763

American Home Mortgage Investment Trust
2.082% due 12/25/2035	1,262	886
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	2,220	2,373
5.754% due 02/10/2051	7,776	8,486
Banc of America Funding Trust
0.670% due 06/26/2035	3,605	3,352
0.670% due 07/26/2036	316	311
2.622% due 03/20/2036	181	167
2.692% due 09/20/2035 ^	255	221
5.500% due 01/25/2036	570	593
6.000% due 07/25/2037 ^	806	630
6.000% due 08/25/2037 ^	544	480
Banc of America Mortgage Trust
2.315% due 11/25/2034	80	77
2.730% due 02/25/2036 ^	62	53
2.888% due 11/20/2046 ^	4,353	3,636
5.500% due 12/25/2020	158	162
5.500% due 11/25/2035	220	211
6.000% due 10/25/2036 ^	460	391
BCAP LLC Trust
0.285% due 06/26/2037	152	147
Bear Stearns Adjustable Rate Mortgage Trust
2.354% due 02/25/2033	5	5
2.484% due 02/25/2036 ^	1,399	1,170
2.509% due 01/25/2035	45	44
2.546% due 08/25/2035	2,511	2,215
2.580% due 03/25/2035	14,402	14,584
2.668% due 02/25/2033	11	10
2.686% due 01/25/2034	19	19
2.732% due 01/25/2034	5	5
2.870% due 01/25/2035	1,133	1,112
5.122% due 08/25/2035	1,248	1,262
Bear Stearns ALT-A Trust
2.484% due 08/25/2036 ^	497	300
2.554% due 05/25/2035	382	374
2.590% due 11/25/2036	5,225	3,627
2.612% due 09/25/2035	1,521	1,308
2.653% due 11/25/2036	353	282
2.655% due 03/25/2036 ^	534	394
4.334% due 11/25/2036 ^	354	274
Chase Mortgage Finance Trust
5.500% due 11/25/2035	1,623	1,636
5.500% due 07/25/2037	2,906	2,640
Citigroup Mortgage Loan Trust, Inc.
2.500% due 10/25/2035	468	466
2.540% due 05/25/2035	160	159
2.540% due 10/25/2035	911	904
2.552% due 05/25/2035	1,161	1,124
2.556% due 08/25/2035	215	158
2.622% due 03/25/2034	55	54
2.745% due 09/25/2037 ^	1,227	1,102
2.917% due 09/25/2037 ^	792	666
5.960% due 04/25/2037	801	712
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	224	187
6.000% due 06/25/2037 ^	1,805	1,505
Countrywide Alternative Loan Trust
0.290% due 06/25/2036	8,792	7,533
0.360% due 12/20/2046	2,764	2,115
0.375% due 07/20/2046 ^	1,142	799
0.400% due 08/25/2046 ^	25	18
0.445% due 09/20/2046	472	166
0.487% due 11/20/2035	411	333
1.113% due 12/25/2035	357	300
2.662% due 02/25/2037 ^	2,412	2,144
4.821% due 10/25/2035 ^	175	146
5.500% due 11/25/2035 ^	2,045	1,803
5.500% due 12/25/2035	1,448	1,295
5.500% due 01/25/2036	590	529
5.750% due 02/25/2035	1,312	1,291
5.750% due 03/25/2037 ^	300	266
6.000% due 02/25/2037	721	575
6.000% due 02/25/2037 ^	4,712	3,762
6.250% due 11/25/2036 ^	2,209	2,096
6.250% due 12/25/2036 ^	1,039	871
6.250% due 08/25/2037 ^	7,214	6,036
Countrywide Home Loan Mortgage Pass-Through Trust
0.400% due 05/25/2035	168	143
0.470% due 04/25/2046 ^	148	98
2.350% due 04/20/2035	342	346
2.443% due 07/20/2034	430	430
2.459% due 10/19/2032	5	4
2.595% due 02/25/2034	616	608
5.000% due 04/25/2035	251	256

5.500% due 01/25/2035		720	734
5.500% due 09/25/2035 ^		946	928
5.500% due 12/25/2035 ^		958	888
6.000% due 05/25/2036 ^		486	452
6.000% due 01/25/2037 ^		10,046	9,614
Countrywide Home Loan Reperforming REMIC Trust
0.510% due 06/25/2035		258	231
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		407	431
5.898% due 09/15/2039 (g)		13,288	14,311
Credit Suisse First Boston Mortgage Securities Corp.
2.179% due 06/25/2033		386	381
6.000% due 01/25/2036		2,153	1,605
Credit Suisse Mortgage Capital Certificates
2.482% due 02/26/2036		1,515	1,463
2.585% due 09/26/2047		1,541	1,525
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^		588	372
Deutsche ALT-A Securities, Inc.
0.350% due 06/25/2037 ^		2,499	2,095
5.013% due 10/25/2035		236	203
5.500% due 12/25/2035 ^		424	356
Deutsche ALT-B Securities, Inc.
6.300% due 07/25/2036 ^		365	282
Deutsche Mortgage & Asset Receiving Corp.
1.257% due 07/27/2045		893	883
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.809% due 06/28/2047		16	16
EMF-NL Prime BV
0.881% due 04/17/2041	EUR	1,777	2,036
First Horizon Asset Securities, Inc.
4.953% due 02/25/2036		$570	553
First Horizon Mortgage Pass-Through Trust
2.572% due 02/25/2035		705	706
5.750% due 02/25/2036 ^		311	288
5.750% due 05/25/2037 ^		2,108	1,828
General Electric Capital Assurance Co.
5.254% due 05/12/2035		81	82
GMAC Mortgage Corp. Loan Trust
2.849% due 11/19/2035		323	312
2.970% due 04/19/2036		152	135
Greenpoint Mortgage Funding Trust
0.440% due 11/25/2045		74	58
Greenpoint Mortgage Pass-Through Certificates
2.786% due 10/25/2033		593	582
GSR Mortgage Loan Trust
2.093% due 06/25/2034		192	188
2.465% due 11/25/2035 ^		202	171
2.599% due 05/25/2034		714	708
2.617% due 05/25/2035		826	769
2.629% due 01/25/2036 ^		284	266
2.639% due 11/25/2035		2,290	2,244
2.655% due 09/25/2035		149	150
6.000% due 02/25/2036 ^		4,192	3,468
6.000% due 03/25/2037		744	678
6.000% due 05/25/2037		300	282
HarborView Mortgage Loan Trust
0.354% due 09/19/2037		1,008	788
0.354% due 01/19/2038		1,251	1,069
4.595% due 06/19/2036 ^		333	240
HomeBanc Mortgage Trust
0.430% due 01/25/2036		858	742
5.287% due 04/25/2037 ^		247	202
IndyMac Mortgage Loan Trust
0.410% due 07/25/2035		100	91
0.440% due 06/25/2037 ^		317	211
2.348% due 07/25/2037		199	129
2.692% due 08/25/2036		135	96
2.800% due 06/25/2036		681	525
JPMorgan Alternative Loan Trust
0.265% due 09/25/2036 ^		1,368	1,213
0.310% due 03/25/2037		1,474	1,078
JPMorgan Mortgage Trust
2.140% due 07/27/2037		2,587	2,249
2.510% due 07/25/2035		166	165
2.527% due 08/25/2035 ^		1,189	1,166
2.634% due 04/25/2035		2,427	2,472
5.076% due 04/25/2036		185	175
5.189% due 06/25/2037 ^		4,304	3,979
5.238% due 07/25/2035		226	227
5.750% due 01/25/2036 ^		603	568
JPMorgan Resecuritization Trust
0.670% due 06/26/2036		811	805
0.670% due 03/26/2037		1,263	1,232
LB Mortgage Trust
8.512% due 01/20/2017		14	14

LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039	1,700	1,798
5.424% due 02/15/2040	719	770
5.866% due 09/15/2045	526	579
Lehman XS Trust
0.330% due 03/25/2047	1,152	886
0.350% due 07/25/2037	998	690
MASTR Adjustable Rate Mortgages Trust
0.410% due 05/25/2037	216	147
0.510% due 05/25/2047 ^	417	233
0.853% due 01/25/2047 ^	1,383	942
2.441% due 08/25/2034	72	72
2.721% due 11/25/2033	46	45
MASTR Alternative Loan Trust
0.570% due 03/25/2036	653	188
Merrill Lynch Alternative Note Asset Trust
2.688% due 06/25/2037 ^	314	233
Merrill Lynch Mortgage Investors Trust
0.380% due 02/25/2036	3,011	2,781
1.582% due 10/25/2035	1,251	1,220
2.667% due 05/25/2034	514	509
2.694% due 11/25/2035	309	308
5.401% due 12/25/2035	2,418	2,261
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	750	812
5.882% due 08/12/2049	300	328
Morgan Stanley Capital Trust
5.592% due 04/12/2049	511	515
5.692% due 04/15/2049	1,200	1,294
5.908% due 06/11/2049	3,288	3,580
Morgan Stanley Mortgage Loan Trust
2.180% due 06/25/2036	81	77
2.362% due 07/25/2035	4,961	4,308
2.510% due 11/25/2037	1,886	1,537
6.000% due 10/25/2037 ^	7,959	6,479
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	272	277
Prime Mortgage Trust
0.670% due 02/25/2035	867	826
RBSGC Structured Trust
5.500% due 11/25/2035	7,040	6,234
RBSSP Resecuritization Trust
0.670% due 09/26/2034	779	732
0.670% due 03/26/2036	644	630
0.670% due 04/26/2037	713	669
Residential Accredit Loans, Inc. Trust
0.270% due 05/25/2037	770	591
0.360% due 07/25/2036	368	291
0.370% due 12/25/2046 ^	469	299
0.400% due 05/25/2037 ^	196	54
3.053% due 03/25/2035 ^	752	630
3.215% due 02/25/2035 ^	221	178
3.571% due 02/25/2036 ^	222	162
6.000% due 06/25/2036 ^	251	208
6.000% due 05/25/2037	199	162
6.500% due 07/25/2036	908	759
Residential Asset Securitization Trust
0.570% due 01/25/2046 ^	1,420	755
6.000% due 02/25/2036	614	489
6.250% due 09/25/2037	2,694	1,946
Residential Funding Mortgage Securities, Inc. Trust
2.976% due 09/25/2035 ^	399	316
3.225% due 02/25/2036 ^	1,145	1,028
6.000% due 10/25/2036	1,173	1,039
Salomon Brothers Mortgage Securities, Inc.
0.670% due 05/25/2032	21	20
Structured Adjustable Rate Mortgage Loan Trust
0.370% due 04/25/2047	1,356	998
2.485% due 01/25/2035	555	535
2.493% due 09/25/2035	5,844	5,252
2.548% due 01/25/2036 ^	14	14
2.555% due 09/25/2036 ^	2,518	1,581
4.956% due 03/25/2036 ^	179	152
5.007% due 05/25/2036 ^	6,732	6,296
Structured Asset Mortgage Investments Trust
0.390% due 05/25/2036	2,212	1,656
0.430% due 05/25/2046 ^	131	48
0.824% due 09/19/2032	53	52
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.116% due 07/25/2032	2	2
2.345% due 06/25/2033	474	458
6.000% due 11/25/2034	749	765
Structured Asset Securities Corp. Trust
5.500% due 12/25/2034	412	415
Wachovia Bank Commercial Mortgage Trust
0.241% due 06/15/2020	553	552

Wachovia Mortgage Loan Trust LLC
2.627% due 08/20/2035 ^		1,566	1,431
5.422% due 10/20/2035		182	180
WaMu Mortgage Pass-Through Certificates Trust
0.430% due 11/25/2045		1,728	1,598
0.440% due 12/25/2045		1,508	1,404
0.490% due 08/25/2045		1,371	1,313
0.813% due 02/25/2047		1,089	891
0.863% due 06/25/2047 ^		301	107
0.923% due 12/25/2046		502	474
0.993% due 10/25/2046		1,956	1,602
1.113% due 02/25/2046		679	645
1.113% due 08/25/2046		4,466	3,789
1.313% due 11/25/2042		4	4
1.513% due 06/25/2042		8	8
1.513% due 08/25/2042		8	8
1.921% due 02/27/2034		62	61
2.163% due 07/25/2046		1,319	1,196
2.163% due 10/25/2046		358	331
2.233% due 09/25/2036 ^		753	679
2.362% due 02/25/2037 ^		859	759
2.406% due 09/25/2033		8,261	8,548
4.005% due 12/25/2036 ^		814	744
Washington Mutual Mortgage Pass-Through Certificates Trust
0.410% due 01/25/2047 ^		981	687
0.873% due 04/25/2047 ^		18	0
0.883% due 04/25/2047 ^		302	50
0.953% due 05/25/2047 ^		271	24
2.026% due 02/25/2033		3	3
Wells Fargo Mortgage-Backed Securities Trust
0.670% due 07/25/2037		322	275
2.491% due 09/25/2033		167	168
2.605% due 10/25/2035		934	936
2.607% due 07/25/2036 ^		319	309
2.608% due 11/25/2037 ^		1,929	1,705
2.609% due 04/25/2035		240	243
2.610% due 07/25/2036 ^		837	795
2.612% due 03/25/2036		2,367	2,356
2.613% due 05/25/2036 ^		635	603
2.614% due 06/25/2035		935	940
2.615% due 12/25/2034		277	281
2.615% due 04/25/2035		1,017	1,055
2.615% due 04/25/2036		151	145
5.500% due 03/25/2036		3,394	3,535
5.750% due 05/25/2036		1,413	1,413
6.000% due 04/25/2037		1,512	1,504

Total Mortgage-Backed Securities (Cost $264,440)			283,726

ASSET-BACKED SECURITIES 2.8%
ACE Securities Corp.
0.470% due 02/25/2036		700	619
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		7,600	7,980
Argent Securities Trust
0.440% due 05/25/2036		762	284
Asset-Backed Funding Certificates Trust
0.330% due 01/25/2037		1,083	685
0.390% due 01/25/2037		4,633	2,956
Avoca CLO PLC
0.438% due 09/15/2021	EUR	1,584	1,908
Bear Stearns Asset-Backed Securities Trust
0.280% due 02/25/2037		$641	607
0.490% due 08/25/2036		4,402	4,372
0.660% due 09/25/2035		1,000	825
0.970% due 10/27/2032		36	34
1.170% due 10/25/2037		370	348
1.370% due 10/25/2034		300	299
1.420% due 08/25/2037		1,849	1,702
Carrington Mortgage Loan Trust
0.630% due 06/25/2035		1,500	1,436
Citigroup Mortgage Loan Trust, Inc.
0.420% due 08/25/2036		3,000	1,996
Countrywide Asset-Backed Certificates
0.340% due 06/25/2047		1,722	1,544
0.350% due 07/25/2036		655	644
0.350% due 06/25/2047		2,096	1,843
0.405% due 04/25/2036		505	502
0.555% due 11/25/2035		837	799
5.000% due 04/25/2036		1,728	1,470
5.157% due 07/25/2036		1,300	1,074
5.195% due 10/25/2046 ^		2,708	2,506
5.230% due 08/25/2035		1,000	927
Countrywide Asset-Backed Certificates Trust
0.315% due 09/25/2046		213	175

0.320% due 02/25/2037		1,979	1,810
0.520% due 04/25/2036		786	775
Fieldstone Mortgage Investment Trust
0.330% due 11/25/2036		1,664	974
First Franklin Mortgage Loan Trust
0.310% due 09/25/2036		249	225
0.410% due 10/25/2036		2,000	1,433
1.430% due 07/25/2034		989	858
First NLC Trust
0.310% due 08/25/2037		250	144
0.450% due 08/25/2037		167	98
Fremont Home Loan Trust
0.320% due 10/25/2036		480	238
GSAA Home Equity Trust
0.340% due 09/25/2036		1,906	1,057
0.455% due 03/25/2037		432	270
0.470% due 05/25/2047		484	344
GSAMP Trust
0.320% due 08/25/2036		1,429	1,080
Home Equity Asset Trust
0.450% due 08/25/2036		1,000	853
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.410% due 11/25/2036		1,997	1,203
JPMorgan Mortgage Acquisition Trust
0.230% due 03/25/2047		48	47
0.305% due 07/25/2036		1,778	904
Long Beach Mortgage Loan Trust
0.550% due 08/25/2045		941	883
MASTR Specialized Loan Trust
0.920% due 11/25/2035		200	152
Merrill Lynch Mortgage Investors Trust
0.240% due 04/25/2047		2,022	1,154
0.430% due 03/25/2037		2,500	1,597
0.480% due 12/25/2036		3,300	3,051
0.490% due 03/25/2037		1,000	645
Morgan Stanley ABS Capital, Inc. Trust
0.260% due 01/25/2037		854	520
0.270% due 09/25/2036		9	5
0.310% due 10/25/2036		3,024	1,867
0.390% due 10/25/2036		1,833	1,145
Morgan Stanley Home Equity Loan Trust
0.520% due 04/25/2037		278	183
Morgan Stanley Mortgage Loan Trust
0.530% due 04/25/2037		387	201
5.726% due 10/25/2036 ^		349	222
Morgan Stanley Structured Trust
0.250% due 06/25/2037		94	93
New Century Home Equity Loan Trust
0.450% due 10/25/2035		381	377
0.500% due 02/25/2036		1,400	1,267
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.550% due 12/25/2035		2,000	1,754
Option One Mortgage Loan Trust
0.390% due 01/25/2037		663	409
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037		972	528
Residential Asset Securities Corp. Trust
0.320% due 08/25/2036		834	801
0.330% due 06/25/2036		934	898
0.620% due 09/25/2035		1,762	1,725
1.265% due 03/25/2035		799	671
Securitized Asset-Backed Receivables LLC Trust
0.230% due 12/25/2036 ^		240	89
0.460% due 11/25/2035		775	714
SG Mortgage Securities Trust
0.380% due 10/25/2036		2,000	1,054
Soundview Home Loan Trust
0.430% due 02/25/2037		1,768	886
Specialty Underwriting & Residential Finance Trust
0.455% due 12/25/2036		1,500	1,173
Structured Asset Investment Loan Trust
0.320% due 09/25/2036		598	478
0.330% due 05/25/2036		967	778
Structured Asset Securities Corp. Mortgage Loan Trust
0.540% due 04/25/2036		100	86

Total Asset-Backed Securities (Cost $66,901)			75,254

SOVEREIGN ISSUES 12.0%
Autonomous Community of Catalonia
3.875% due 04/07/2015	EUR	1,100	1,339
4.750% due 06/04/2018		500	654
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		2,600	3,171
5.500% due 07/12/2020		$400	414

6.369% due 06/16/2018		1,000	1,071
6.500% due 06/10/2019		1,000	1,065
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	66,300	22,591
10.000% due 01/01/2025		42,620	14,043
Colombia Government International Bond
8.125% due 05/21/2024		$6,400	8,528
Costa Rica Government International Bond
4.250% due 01/26/2023		6,200	5,704
9.995% due 08/01/2020		500	636
Indonesia Government International Bond
5.875% due 03/13/2020		27,200	30,261
Italy Buoni Poliennali Del Tesoro
5.500% due 11/01/2022	EUR	55,000	85,615
Kommunalbanken A/S
2.375% due 01/19/2016		$1,700	1,733
Mexico Government International Bond
4.750% due 06/14/2018	MXN	732,000	49,566
Morocco Government International Bond
4.250% due 12/11/2022		$12,100	12,312
4.500% due 10/05/2020	EUR	2,200	2,958
Panama Government International Bond
6.700% due 01/26/2036		$8,600	11,159
8.875% due 09/30/2027		2,700	3,935
Peru Government International Bond
8.750% due 11/21/2033		9,400	14,688
Poland Government International Bond
6.375% due 07/15/2019		250	293
Qatar Government International Bond
6.400% due 01/20/2040		2,900	3,690
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	419,000	2,861
4.500% due 07/03/2017		380,000	2,545
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	73,100	6,479
Uruguay Government International Bond
7.625% due 03/21/2036		$1,100	1,504
Venezuela Government International Bond
7.000% due 03/31/2038		2,700	1,118
7.650% due 04/21/2025		2,700	1,158
7.750% due 10/13/2019		1,300	584
8.250% due 10/13/2024		12,500	5,500
9.250% due 05/07/2028		9,800	4,351
9.375% due 01/13/2034		14,650	6,431
Vietnam Government International Bond
4.000% due 03/12/2028		9,333	9,193

Total Sovereign Issues (Cost $342,996)			317,150

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)		157,773	0

Total Common Stocks (Cost $845)			0

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Ally Financial, Inc.
7.000% due 12/31/2049 (d)		3,000	3,014
American Realty Capital Properties, Inc.
6.700% due 01/03/2019 (d)		1,200	27
CoBank ACB
6.200% due 01/01/2025 (d)		8,500	851

Total Preferred Securities (Cost $3,700)			3,892

EXCHANGE-TRADED FUNDS 1.1%
iShares MSCI Brazil Capped Index Fund	774,100	28,309

Total Exchange-Traded Funds (Cost $32,512)		28,309

SHORT-TERM INSTRUMENTS 2.0%
REPURCHASE AGREEMENTS (f) 0.0%		516

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 2.0%
0.046% due 01/22/2015 - 05/28/2015 (c)(i)(j)(l)	52,427	52,421

Total Short-Term Instruments (Cost $52,936)		52,937

Total Investments in Securities (Cost $2,818,204)		2,707,806

	SHARES
INVESTMENTS IN AFFILIATES 6.0%
SHORT-TERM INSTRUMENTS 6.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.0%
PIMCO Short-Term Floating NAV Portfolio	1,237	12
PIMCO Short-Term Floating NAV Portfolio III	16,139,496	159,975

Total Short-Term Instruments (Cost $161,030)		159,987

Total Investments in Affiliates (Cost $161,030)		159,987

Total Investments 108.4% (Cost $2,979,234)		$2,867,793
Financial Derivative Instruments (h)(k) 0.9% (Cost or Premiums, net $(9,466))		22,675
Other Assets and Liabilities, net (9.3%)		(244,498)

Net Assets 100.0%		$2,645,970

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	8.500%	08/07/2019 - 08/08/2019	08/07/2014	$3,435	$3,500	0.13%
Rise Ltd.	4.750%	01/31/2021	02/11/2014	6,681	6,701	0.25%

				$10,116	$10,201	0.38%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$516	Fannie Mae 2.260% due 10/17/2022	$(531)	$516	$516

Total Repurchase Agreements						$(531)	$516	$516

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BCY	0.650%	11/04/2014	01/05/2015		$(46,230)	$(46,279)
BRC	0.650%	12/17/2014	01/12/2015		(16,712)	(16,717)
	0.850%	10/21/2014	10/20/2016		(1,733)	(1,730)
CFR	(1.500%)	12/19/2014	12/19/2016	GBP	(962)	(1,504)
RDR	0.420%	12/01/2014	03/02/2015		$(21,721)	(21,729)
	0.420%	12/23/2014	02/23/2015		(9,180)	(9,181)
	0.900%	11/07/2014	01/07/2015		(13,083)	(13,101)
UBS	0.400%	11/12/2014	01/12/2015		(19,641)	(19,652)
	0.500%	11/17/2014	01/02/2015		(16,359)	(16,370)
	0.500%	01/02/2015	02/17/2015		(15,761)	(15,761)
	0.600%	10/28/2014	01/28/2015		(50,818)	(50,874)
	0.750%	11/12/2014	01/12/2015		(16,826)	(16,844)

Total Reverse Repurchase Agreements						$(229,742)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $73,765 at a weighted average interest rate of 0.534%.

(g)	Securities with an aggregate market value of $251,032 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	1,149	$3,961	$323	$0

Total Futures Contracts				$3,961	$323	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.EM-19 5-Year Index	(5.000%)	06/20/2018	$10,528	$(395)	$447	$10	$0
CDX.EM-21 5-Year Index	(5.000%)	06/20/2019	9,266	(469)	475	10	0

				$(864)	$922	$20	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.EM-19 5-Year Index	5.000%	06/20/2018	$10,528	$395	$(541)	$0	$(10)
CDX.EM-21 5-Year Index	5.000%	06/20/2019	14,726	746	(843)	0	(15)
CDX.EM-22 5-Year Index	1.000%	12/20/2019	97,840	(10,121)	(3,131)	0	(68)
CDX.IG-23 5-Year Index	1.000%	12/20/2019	43,600	710	(20)	3	0

				$(8,270)	$(4,535)	$3	$(93)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Pay	3-Month USD-LIBOR	3.000%	12/17/2024	$142,500	$9,434	$2,943	$156	$0

Total Swap Agreements					$300	$(670)	$179	$(93)

(i)	Securities with an aggregate market value of $5,999 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(j)	Securities with an aggregate market value of $25,988 and cash of $3,393 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	GBP	1,770		$2,785	$26	$0
	01/2015		$17,202	GBP	10,973	0	(100)
BPS	01/2015	BRL	59,062		$22,732	514	0
	01/2015	EUR	801		999	30	0
	01/2015		$22,236	BRL	59,062	0	(17)
BRC	02/2015		578	MXN	7,891	0	(43)
CBK	01/2015	BRL	41,825		$17,232	1,498	0
	01/2015		$15,746	BRL	41,825	0	(12)
	01/2015		4,900	INR	303,702	0	(107)
DUB	01/2015	EUR	25,395		$31,161	431	0
	01/2015		$83,778	JPY	10,094,422	497	0
	01/2015		250	ZAR	2,924	2	0
	01/2015	ZAR	67,343		$6,017	218	0
	02/2015	JPY	10,094,422		83,799	0	(496)
GLM	01/2015	BRL	37,872		14,258	11	0
	01/2015	EUR	190		236	6	0
	01/2015	GBP	3,607		5,651	29	0
	01/2015		$14,560	BRL	37,872	0	(313)
	01/2015		419,143	EUR	344,003	0	(2,882)
	02/2015	EUR	342,924		$417,942	2,858	0
	07/2015	BRL	37,872		13,809	261	0
JPM	01/2015		121,216		47,690	2,089	0
	01/2015	JPY	2,495,500		20,639	0	(195)
	01/2015		$47,102	BRL	121,216	0	(1,501)
	01/2015		1,472	GBP	941	0	(5)
	01/2015		8,450	INR	523,478	0	(188)
	02/2015		1,192	MXN	17,578	0	(3)
	07/2015	BRL	121,216		$44,597	1,232	0
MSB	01/2015	EUR	317,617		394,717	10,384	0
	01/2015		$80,034	GBP	51,618	418	0
	01/2015		882	TRY	2,000	0	(31)
	02/2015	GBP	51,618		$80,014	0	(419)
RBC	01/2015		59,425		93,306	687	0
	02/2015	MXN	404,965		28,634	1,237	0
UAG	01/2015	JPY	7,598,922		64,267	826	0
	01/2015		$1,983	GBP	1,270	0	(3)
	01/2015		933	PLN	3,132	0	(49)

Total Forward Foreign Currency Contracts						$23,254	$(6,364)

Purchased Options:

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC EURO STOXX 50 Index	3,600.000	12/20/2019	EUR 20	$7,005	$5,951

Total Purchased Options					$7,005	$5,951

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	03/18/2015		$25,200	$(55)	$(18)
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		4,200	(6)	0
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015	EUR	2,400	(2)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		2,400	(5)	(2)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		4,600	(6)	(5)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		4,600	(8)	(5)
							$(82)	$(32)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC USD versus INR	INR	65.900	03/19/2015	$ 27,600	$(269)	$(171)
UAG	Call - OTC USD versus INR		66.150	03/19/2015	27,600	(263)	(154)

						$(532)	$(325)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	$17,000	$(78)	$(144)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	34,000	(179)	(20)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	33,100	(158)	(281)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	66,200	(351)	(38)

							$(766)	$(483)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	20	$(7,350)	$(6,831)

Total Written Options						$(8,730)	$(7,671)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CenturyLink, Inc.	(0.595%)	06/20/2017	0.722%	$5,000	$0	$15	$15	$0
	Con-way, Inc.	(1.834%)	03/20/2018	0.676%	5,000	0	(186)	0	(186)
	Springleaf Finance Corp.	(1.370%)	12/20/2017	2.133%	2,500	0	53	53	0
BRC	FBG Finance Ltd.	(1.600%)	06/20/2015	0.099%	1,000	0	(8)	0	(8)
	Marsh & McLennan Cos., Inc.	(0.760%)	09/20/2015	0.018%	5,000	0	(28)	0	(28)
CBK	Russia Government International Bond	(1.000%)	09/20/2019	4.793%	8,600	689	610	1,299	0
GST	L Brands, Inc.	(2.410%)	09/20/2017	0.564%	2,000	0	(101)	0	(101)
RYL	Springleaf Finance Corp.	(1.300%)	12/20/2017	2.133%	2,500	0	58	58	0
UAG	CSX Corp.	(0.880%)	06/20/2017	0.068%	5,000	0	(102)	0	(102)

						$689	$311	$1,425	$(425)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	China Government International Bond	1.000%	09/20/2016	0.283%		$3,100	$16	$23	$39	$0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.609%		4,000	716	(31)	685	0
	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		7,000	(254)	87	0	(167)
	Lafarge S.A.	1.000%	03/20/2018	0.391%	EUR	12,400	(1,102)	1,401	299	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		$25,550	(95)	280	185	0
	NRG Energy, Inc.	5.000%	06/20/2016	0.797%		1,500	28	67	95	0
	NRG Energy, Inc.	5.000%	09/20/2016	0.926%		2,000	(12)	155	143	0
	Spain Government International Bond	1.000%	12/20/2018	0.682%		24,000	(689)	991	302	0
BPS	Brazil Government International Bond	1.000%	03/20/2018	1.452%		3,700	(45)	(6)	0	(51)
	Jaguar Land Rover PLC	5.000%	03/20/2018	0.881%	EUR	7,700	859	382	1,241	0
	Lafarge S.A.	1.000%	03/20/2018	0.391%		2,100	(185)	236	51	0
	NRG Energy, Inc.	5.000%	09/20/2016	0.926%		$2,300	(23)	188	165	0
	South Africa Government International Bond	1.000%	06/20/2017	1.086%		1,600	(45)	42	0	(3)
	Turkey Government International Bond	1.000%	12/20/2019	1.772%		38,945	(1,751)	362	0	(1,389)
BRC	Ally Financial, Inc.	5.000%	03/20/2020	1.725%		5,340	906	(63)	843	0
	Brazil Government International Bond	1.000%	03/20/2023	2.397%		2,800	(151)	(121)	0	(272)
	China Government International Bond	1.000%	09/20/2016	0.283%		5,000	26	38	64	0
	Community Health Systems, Inc.	5.000%	06/20/2019	2.510%		300	21	10	31	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.609%		3,600	656	(40)	616	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2019	0.780%		1,500	282	20	302	0
	Indonesia Government International Bond	1.000%	06/20/2022	2.059%		22,200	(2,654)	1,128	0	(1,526)
	Jaguar Land Rover PLC	5.000%	03/20/2018	0.881%	EUR	1,000	105	56	161	0
	Lafarge S.A.	1.000%	03/20/2018	0.391%		1,000	(88)	112	24	0
	Philippines Government International Bond	1.000%	06/20/2021	1.189%		$600	(17)	10	0	(7)
	Schaeffler Finance BV	5.000%	03/20/2018	1.114%	EUR	15,400	1,308	1,027	2,335	0
	Seagate Technology HDD Holdings	5.000%	03/20/2018	0.310%		$800	55	66	121	0
	Seagate Technology HDD Holdings	5.000%	06/20/2018	0.383%		400	24	40	64	0
	South Africa Government International Bond	1.000%	06/20/2017	1.086%		3,360	(123)	117	0	(6)
	South Africa Government International Bond	1.000%	09/20/2017	1.175%		360	(13)	12	0	(1)
	Spain Government International Bond	1.000%	12/20/2018	0.682%		26,000	(735)	1,062	327	0
CBK	Brazil Government International Bond	1.000%	06/20/2018	1.523%		27,200	(344)	(124)	0	(468)
	Indonesia Government International Bond	1.000%	06/20/2022	2.059%		16,800	(2,036)	881	0	(1,155)
	Indonesia Government International Bond	1.000%	06/20/2023	2.159%		5,700	(524)	53	0	(471)
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		14,075	(49)	151	102	0
	Philippines Government International Bond	1.000%	09/20/2015	0.194%		4,900	(110)	141	31	0
	South Africa Government International Bond	1.000%	06/20/2017	1.086%		1,300	(35)	32	0	(3)
	South Africa Government International Bond	1.000%	09/20/2017	1.175%		1,050	(18)	13	0	(5)
	United Kingdom Gilt	1.000%	06/20/2015	0.035%		3,200	26	(11)	15	0
	United Kingdom Gilt	1.000%	06/20/2016	0.054%		5,800	72	11	83	0
DUB	Brazil Government International Bond	1.000%	06/20/2018	1.523%		9,400	(146)	(15)	0	(161)
	Export-Import Bank of China	1.000%	09/20/2017	0.620%		500	(19)	25	6	0
	France Government Bond	0.250%	09/20/2015	0.060%		700	(26)	27	1	0
	France Government Bond	0.250%	03/20/2016	0.078%		7,200	(256)	271	15	0
	Gazprom SNR	1.490%	09/20/2017	7.078%		5,000	0	(648)	0	(648)
	Indonesia Government International Bond	1.000%	12/20/2018	1.170%		51,586	(2,339)	2,019	0	(320)
	NRG Energy, Inc.	5.000%	06/20/2016	0.797%		600	9	29	38	0
	South Africa Government International Bond	1.000%	06/20/2017	1.086%		1,320	(46)	44	0	(2)
FBF	Citigroup, Inc.	1.000%	03/20/2018	0.473%		9,600	(37)	201	164	0
	NRG Energy, Inc.	5.000%	06/20/2015	0.384%		1,000	(15)	39	24	0
	NRG Energy, Inc.	5.000%	06/20/2016	0.797%		2,400	39	113	152	0
	South Africa Government International Bond	1.000%	12/20/2020	2.042%		2,150	(83)	(39)	0	(122)
	United Kingdom Gilt	1.000%	09/20/2015	0.035%		2,300	24	(7)	17	0
	Univision Communications, Inc.	5.000%	09/20/2019	1.369%		1,000	(110)	274	164	0
GST	AES Corp.	5.000%	12/20/2018	1.744%		8,300	1,036	(1)	1,035	0
	Anadarko Petroleum Corp.	1.000%	06/20/2017	0.575%		4,100	(133)	177	44	0
	Bank of America Corp.	1.000%	03/20/2018	0.423%		40,000	(421)	1,167	746	0
	Community Health Systems, Inc.	5.000%	06/20/2019	2.510%		1,600	131	37	168	0
	France Government Bond	0.250%	03/20/2016	0.078%		6,800	(227)	242	15	0
	Frontier Communications Corp.	5.000%	06/20/2019	2.417%		125	(14)	27	13	0
	Greece Government International Bond	1.000%	12/20/2015	16.350%	EUR	1,250	(64)	(138)	0	(202)
	Greece Government International Bond	1.000%	12/20/2015	18.551%		$1,550	(92)	(136)	0	(228)
	Italy Government International Bond	1.000%	12/20/2018	1.030%		32,000	(1,339)	1,313	0	(26)
	New Jersey State General Obligation Bonds, Series 2001	1.970%	03/20/2021	1.111%		1,000	0	48	48	0
	NRG Energy, Inc.	5.000%	06/20/2016	0.797%		9,000	186	385	571	0
	NRG Energy, Inc.	5.000%	09/20/2017	1.643%		4,200	(200)	581	381	0
	South Africa Government International Bond	1.000%	09/20/2017	1.175%		675	(19)	16	0	(3)
	South Africa Government International Bond	1.000%	03/20/2020	1.897%		15,000	(922)	273	0	(649)
	Spain Government International Bond	1.000%	12/20/2016	0.406%		75,000	(203)	1,105	902	0
	Univision Communications, Inc.	5.000%	09/20/2019	1.369%		4,150	(457)	1,139	682	0
HUS	Brazil Government International Bond	1.000%	06/20/2018	1.523%		30,100	(428)	(90)	0	(518)
	Brazil Government International Bond	1.000%	03/20/2023	2.397%		50	(3)	(2)	0	(5)
	Colombia Government International Bond	1.000%	03/20/2016	0.614%		1,700	9	0	9	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.255%		900	(7)	16	9	0
	Qatar Government International Bond	1.000%	03/20/2016	0.378%		1,000	(2)	10	8	0
	South Africa Government International Bond	1.000%	06/20/2017	1.086%		13,085	(437)	414	0	(23)

	South Africa Government International Bond	1.000%	09/20/2017	1.175%	2,131	(40)	30	0	(10)
	South Africa Government International Bond	1.000%	03/20/2023	2.320%	750	(78)	8	0	(70)
	Spain Government International Bond	1.000%	12/20/2016	0.406%	10,300	(31)	155	124	0
	Turkey Government International Bond	1.000%	12/20/2019	1.772%	30,200	(1,352)	274	0	(1,078)
JPM	Brazil Government International Bond	1.000%	12/20/2017	1.413%	8,050	0	(94)	0	(94)
	Brazil Government International Bond	1.000%	06/20/2018	1.523%	9,100	(162)	6	0	(156)
	France Government Bond	0.250%	09/20/2015	0.060%	1,000	(35)	37	2	0
	Italy Government International Bond	1.000%	12/20/2018	1.030%	18,000	(753)	738	0	(15)
	Philippines Government International Bond	1.000%	09/20/2017	0.448%	1,160	(23)	41	18	0
	Philippines Government International Bond	1.000%	06/20/2021	1.189%	36,000	(866)	470	0	(396)
	Qatar Government International Bond	1.000%	03/20/2016	0.378%	1,000	(2)	10	8	0
MYC	Brazil Government International Bond	1.000%	09/20/2017	1.367%	1,160	(20)	9	0	(11)
	Brazil Government International Bond	1.000%	06/20/2018	1.523%	29,500	(506)	(2)	0	(508)
	China Government International Bond	1.000%	09/20/2016	0.283%	8,300	41	64	105	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.273%	1,000	(7)	18	11	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.609%	6,500	1,170	(58)	1,112	0
	France Government Bond	0.250%	09/20/2016	0.112%	4,300	(203)	214	11	0
	NRG Energy, Inc.	5.000%	09/20/2016	0.926%	4,800	(30)	373	343	0
	Petrobras International Finance Co.	1.000%	09/20/2015	5.662%	4,100	(141)	7	0	(134)
	Philippines Government International Bond	2.440%	09/20/2017	0.448%	300	0	16	16	0
	South Africa Government International Bond	1.000%	12/20/2020	2.042%	4,500	(147)	(107)	0	(254)
UAG	Brazil Government International Bond	1.000%	09/20/2017	1.367%	499	(14)	10	0	(4)
	NRG Energy, Inc.	5.000%	06/20/2015	0.384%	500	(8)	20	12	0
	NRG Energy, Inc.	5.000%	06/20/2016	0.797%	1,000	19	45	64	0
	Philippines Government International Bond	1.000%	09/20/2017	0.448%	709	(20)	31	11	0
	South Africa Government International Bond	1.000%	06/20/2017	1.086%	1,305	(39)	36	0	(3)
	Sprint Communications, Inc.	1.000%	09/20/2017	2.838%	3,100	(469)	322	0	(147)
	Sprint Communications, Inc.	1.000%	06/20/2019	4.201%	3,400	(615)	188	0	(427)

						$(16,940)	$20,575	$15,373	$(11,738)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	CDX.EM ex-Europe-18 5-Year Index	5.000%	12/20/2017	$6,674	$833	$(662)	$171	$0
DUB	CDX.EM-17 5-Year Index	5.000%	06/20/2017	9,306	1,261	(1,057)	204	0
GST	CDX.EM-17 5-Year Index	5.000%	06/20/2017	1,692	232	(195)	37	0
HUS	CDX.EM-19 5-Year Index	5.000%	06/20/2018	761	64	(36)	28	0
JPM	CDX.EM-17 5-Year Index	5.000%	06/20/2017	10,340	1,153	(927)	226	0
MYC	CDX.EM-17 5-Year Index	5.000%	06/20/2017	12,140	1,639	(1,373)	266	0
UAG	CDX.EM-18 5-Year Index	5.000%	12/20/2017	2,947	413	(321)	92	0

					$5,595	$(4,571)	$1,024	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
GLM	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	38,800	$(19)	$(1,226)	$0	$(1,245)
UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017		49,400	(185)	(1,482)	0	(1,667)

							$(204)	$(2,708)	$0	$(2,912)

Total Return Swaps on Convertible Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid	Unrealized Appreciation	Asset	Liability
DUB	Receive	OGX Petroleo e Gas Participaceos S.A.	4,166	Not Applicable, Fully Funded	02/11/2015	$1,740	$1,740	$1,162	$2,902	$0
	Receive	OGX Petroleo e Gas Participaceos S.A.	3,301	Not Applicable, Fully Funded	04/11/2015	1,379	1,379	68	1,447	0

							$3,119	$1,230	$4,349	$0

Total Swap Agreements							$(7,741)	$14,837	$22,171	$(15,075)

(l)	Securities with an aggregate market value of $4,998 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$232,255	$7,661	$239,916
Corporate Bonds & Notes
Banking & Finance	0	706,309	3,500	709,809
Industrials	0	569,949	2,412	572,361
Utilities	0	341,622	6,063	347,685
Municipal Bonds & Notes
California	0	3,430	0	3,430
New Jersey	0	19,690	0	19,690
Ohio	0	23,021	0	23,021
Texas	0	25,315	0	25,315
U.S. Government Agencies	0	4,819	492	5,311
Mortgage-Backed Securities	0	283,579	147	283,726
Asset-Backed Securities	0	67,274	7,980	75,254
Sovereign Issues	0	317,150	0	317,150
Preferred Securities
Banking & Finance	0	3,892	0	3,892
Exchange-Traded Funds	28,309	0	0	28,309
Short-Term Instruments
Repurchase Agreements	0	516	0	516
U.S. Treasury Bills	0	52,421	0	52,421
	$28,309	$2,651,242	$28,255	$2,707,806

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$159,987	$0	$0	$159,987

Total Investments	$188,296	$2,651,242	$28,255	$2,867,793

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	323	179	0	502
Over the counter	0	47,027	4,349	51,376
	$323	$47,206	$4,349	$51,878

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(93)	0	(93)
Over the counter	0	(29,110)	0	(29,110)
	$0	$(29,203)	$0	$(29,203)

Totals	$188,619	$2,669,245	$32,604	$2,890,468

There were no significant transfers between Level 1 and 2 during the period ended December 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2014 (2)
Investments in Securities, at Value
Bank Loan Obligations	$0	$7,932	$(219)	$150	$(1)	$(201)	$0	$0	$7,661	$(201)
Corporate Bonds & Notes
Banking & Finance	42,439	15,427	(4,505)	(34)	20	(19)	0	(49,828)	3,500	65
Industrials	36,444	0	(31,433)	(35)	2,162	(4,414)	0	(312)	2,412	(38)
Utilities	3,925	0	(208)	0	0	(37)	2,383	0	6,063	(9)
U.S. Government Agencies	504	0	0	(4)	0	(8)	0	0	492	(9)
Mortgage-Backed Securities	0	193	(48)	0	2	0	0	0	147	0
Asset-Backed Securities	15,165	(7,053)	(377)	24	17	204	0	0	7,980	295

	$98,477	$16,499	$(36,790)	$101	$2,200	$(4,475)	$2,383	$(50,140)	$28,255	$103
Financial Derivative Instruments – Assets
Over the counter	$1,780	$1,379	$0	$0	$0	$1,190	$0	$0	$4,349	$1,190

Totals	$100,257	$17,878	$(36,790)	$101	$2,200	$(3,285)	$2,383	$(50,140)	$32,604	$1,293

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$6,701	Benchmark Pricing	Base Price	101.00
	960	Third Party Vendor	Broker Quote	77.50
Corporate Bonds & Notes
Banking & Finance	3,500	Discounted Cash Flows	Credit Rating	B-BBB
			OAS Spread	600 - 950bps
			Yield	8.75 - 9.75
Industrials	2,412	Third Party Vendor	Broker Quote	101.50 - 115.75
Utilities	3,611	Benchmark Pricing	Base Price	93.74
	2,452	Third Party Vendor	Broker Quote	101.00 - 108.53
U.S. Government Agencies	492	Third Party Vendor	Broker Quote	113.05
Mortgage-Backed Securities	147	Benchmark Pricing	Base Price	96.61
Asset-Backed Securities	7,980	Benchmark Pricing	Base Price	105.50
Financial Derivative Instruments - Assets
Over the counter	2,902	Other Valuation Techniques (3)	—	—
	1,447	Indicative Market Quotation	Broker Quote	104.93

Total	$32,604

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO EM Fundamental IndexPLUS® AR Strategy Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.8%
BANK LOAN OBLIGATIONS 0.5%
Community Health Systems, Inc.
3.486% due 01/25/2017		$2,189	$2,180
HCA, Inc.
2.669% due 05/02/2016		3,250	3,238
2.919% due 03/31/2017		10,746	10,684

Total Bank Loan Obligations (Cost $16,133)			16,102

CORPORATE BONDS & NOTES 28.3%
BANKING & FINANCE 19.2%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		8,225	8,153
Ally Financial, Inc.
2.750% due 01/30/2017		1,700	1,699
3.500% due 07/18/2016		6,200	6,285
3.500% due 01/27/2019		5,900	5,844
4.750% due 09/10/2018		1,400	1,453
5.500% due 02/15/2017		11,800	12,419
6.250% due 12/01/2017		3,000	3,247
8.300% due 02/12/2015		45,200	45,482
American Honda Finance Corp.
0.732% due 10/07/2016		6,110	6,139
Banco del Estado de Chile
4.125% due 10/07/2020		8,000	8,401
Banco do Brasil S.A.
3.875% due 10/10/2022		6,900	6,348
4.500% due 01/22/2015		3,675	3,677
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		4,700	4,700
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,900	1,936
4.500% due 04/06/2015		2,500	2,522
Banco Santander Chile
3.750% due 09/22/2015		3,400	3,454
Banco Santander S.A.
6.250% due 09/11/2021 (c)	EUR	200	235
Bank of America Corp.
0.843% due 08/25/2017		$24,000	23,990
3.750% due 07/12/2016		6,100	6,322
6.500% due 08/01/2016		1,800	1,940
Bank of Montreal
2.850% due 06/09/2015		400	404
Bank of Nova Scotia
1.950% due 01/30/2017		200	203
Barclays Bank PLC
10.179% due 06/12/2021		20,000	26,919
BBVA Bancomer S.A.
4.500% due 03/10/2016		700	725
6.500% due 03/10/2021		6,200	6,745
6.750% due 09/30/2022		7,400	8,158
7.250% due 04/22/2020		900	995
Bear Stearns Cos. LLC
6.400% due 10/02/2017		900	1,009
7.250% due 02/01/2018		10,700	12,341
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,200	6,451
CIT Group, Inc.
3.875% due 02/19/2019		$3,000	3,000
4.250% due 08/15/2017		5,900	6,033
4.750% due 02/15/2015		42,000	42,071
5.000% due 05/15/2017		1,400	1,456
5.250% due 03/15/2018		4,660	4,870
5.500% due 02/15/2019		12,400	13,121
Citigroup, Inc.
0.506% due 06/09/2016		12,300	12,187
0.912% due 11/15/2016		14,500	14,511
4.875% due 05/07/2015		4,795	4,859
Commonwealth Bank of Australia
1.043% due 09/18/2015		2,700	2,715
Compass Bank
6.400% due 10/01/2017		7,000	7,655
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	2,800	4,031
11.000% due 06/30/2019 (c)		$5,000	6,447

Credit Agricole S.A.
1.106% due 10/03/2016		6,900	6,946
8.375% due 10/13/2019 (c)		3,200	3,704
Eksportfinans ASA
2.000% due 09/15/2015		3,000	3,007
5.500% due 05/25/2016		6,300	6,598
Fifth Third Bancorp
0.667% due 12/20/2016		1,300	1,290
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		12,619	12,705
5.625% due 09/15/2015		9,400	9,702
General Electric Capital Corp.
0.437% due 12/29/2016		13,700	13,656
0.446% due 10/06/2015		1,500	1,501
3.800% due 06/18/2019		300	319
General Motors Financial Co., Inc.
4.750% due 08/15/2017		6,200	6,554
GMAC International Finance BV
7.500% due 04/21/2015	EUR	5,850	7,194
Goldman Sachs Group, Inc.
0.632% due 07/22/2015		$6,600	6,600
GSPA Monetization Trust
6.422% due 10/09/2029		1,582	1,808
HBOS PLC
0.882% due 09/01/2016	EUR	100	121
0.935% due 09/06/2017		$6,435	6,423
0.957% due 09/30/2016		775	773
6.750% due 05/21/2018		1,300	1,452
HSBC Finance Corp.
6.676% due 01/15/2021		1,900	2,257
International Lease Finance Corp.
5.750% due 05/15/2016		9,050	9,406
6.750% due 09/01/2016		4,700	5,017
8.625% due 09/15/2015		19,600	20,482
IPIC GMTN Ltd.
1.750% due 11/30/2015		7,700	7,736
JPMorgan Chase & Co.
1.125% due 02/26/2016		6,350	6,370
3.150% due 07/05/2016		6,068	6,240
3.450% due 03/01/2016		4,300	4,416
JPMorgan Chase Bank N.A.
0.784% due 05/31/2017	EUR	6,000	7,259
Korea Development Bank
3.500% due 08/22/2017		$2,400	2,504
Korea Exchange Bank
3.125% due 06/26/2017		6,900	7,120
Korea Finance Corp.
3.250% due 09/20/2016		1,000	1,033
LBG Capital PLC
8.000% due 06/15/2020 (c)		480	513
8.500% due 12/17/2021 (c)		100	109
Lloyds Banking Group PLC
7.625% due 06/27/2023 (c)	GBP	2,800	4,371
Macquarie Bank Ltd.
6.625% due 04/07/2021		$6,600	7,629
Navient Corp.
5.500% due 01/15/2019		1,840	1,886
6.000% due 01/25/2017		3,600	3,780
6.250% due 01/25/2016		21,380	22,289
Novo Banco S.A.
5.875% due 11/09/2015	EUR	7,400	9,055
NRAM Covered Bond LLP
5.625% due 06/22/2017		$2,600	2,855
PKO Finance AB
4.630% due 09/26/2022		3,700	3,890
Prudential Covered Trust
2.997% due 09/30/2015		3,743	3,796
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		800	904
Springleaf Finance Corp.
5.750% due 09/15/2016		2,400	2,484
State Bank of India
2.381% due 01/21/2016		800	798
4.500% due 07/27/2015		1,000	1,018
Stone Street Trust
5.902% due 12/15/2015		3,200	3,332
Turkiye Garanti Bankasi A/S
2.731% due 04/20/2016		350	351
UBS AG
5.125% due 05/15/2024		200	201
Wachovia Corp.
0.511% due 06/15/2017		6,200	6,191

Wells Fargo & Co.
0.692% due 04/22/2019		24,200	24,184

			610,981

INDUSTRIALS 5.8%
AbbVie, Inc.
0.992% due 11/06/2015		6,400	6,421
Amgen, Inc.
0.613% due 05/22/2017		25,400	25,360
ArcelorMittal
4.250% due 08/05/2015		1,000	1,016
Asciano Finance Ltd.
5.000% due 04/07/2018		2,100	2,259
Braskem Finance Ltd.
5.750% due 04/15/2021		6,000	6,075
7.000% due 05/07/2020		350	378
Canadian National Railway Co.
0.432% due 11/06/2015		6,440	6,443
CSN Islands Corp.
6.875% due 09/21/2019		4,900	4,569
Daimler Finance North America LLC
0.831% due 01/09/2015		6,800	6,800
1.250% due 01/11/2016		6,610	6,631
DISH DBS Corp.
7.125% due 02/01/2016		1,500	1,581
7.750% due 05/31/2015		1,550	1,595
General Mills, Inc.
0.533% due 01/29/2016		7,700	7,704
HCA, Inc.
3.750% due 03/15/2019		9,800	9,837
6.500% due 02/15/2016		300	314
Johnson & Johnson
0.306% due 11/28/2016		12,300	12,315
Kansas City Southern de Mexico S.A. de C.V.
0.933% due 10/28/2016		3,400	3,405
KazMunayGas National Co. JSC
11.750% due 01/23/2015		6,600	6,622
McKesson Corp.
0.638% due 09/10/2015		12,200	12,206
MGM Resorts International
7.500% due 06/01/2016		5,403	5,714
7.625% due 01/15/2017		1,329	1,435
10.000% due 11/01/2016		1,475	1,648
NBCUniversal Media LLC
2.875% due 04/01/2016		4,759	4,882
PepsiCo, Inc.
0.444% due 02/26/2016		6,670	6,680
Petrobras International Finance Co. S.A.
3.875% due 01/27/2016		5,900	5,804
5.875% due 03/01/2018		100	98
President and Fellows of Harvard College
6.500% due 01/15/2039		200	290
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,400	4,604
Rockies Express Pipeline LLC
3.900% due 04/15/2015		1,935	1,930
Schaeffler Finance BV
4.750% due 05/15/2021		1,450	1,457
STATS ChipPAC Ltd.
4.500% due 03/20/2018		2,733	2,706
Temple-Inland, Inc.
6.375% due 01/15/2016		5,000	5,257
Volkswagen International Finance NV
0.562% due 11/18/2015		11,300	11,324
Whirlpool Corp.
7.750% due 07/15/2016		8,300	9,115

			184,475

UTILITIES 3.3%
AT&T, Inc.
0.618% due 02/12/2016		7,988	7,990
0.900% due 02/12/2016		4,210	4,211
Gazprom OAO Via Gaz Capital S.A.
5.875% due 06/01/2015	EUR	16,000	19,264
Korea Electric Power Corp.
3.000% due 10/05/2015		$1,500	1,523
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		2,272	2,308
Majapahit Holding BV
7.750% due 01/20/2020		1,800	2,093
Petrobras Global Finance BV
2.371% due 01/15/2019		1,300	1,156

Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	186	200
5.832% due 09/30/2016	379	396
6.750% due 09/30/2019	1,000	1,181
Shell International Finance BV
0.442% due 11/15/2016	8,200	8,207
Telefonica Chile S.A.
3.875% due 10/12/2022	6,100	5,986
Verizon Communications, Inc.
0.435% due 03/06/2015	2,695	2,695
1.771% due 09/15/2016	14,500	14,769
1.991% due 09/14/2018	20,340	21,178
2.500% due 09/15/2016	5,829	5,962
3.650% due 09/14/2018	7,100	7,507

		106,626

Total Corporate Bonds & Notes (Cost $897,809)		902,082

MUNICIPAL BONDS & NOTES 3.2%
CALIFORNIA 1.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	500	732
7.043% due 04/01/2050	1,100	1,637
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,100	1,718
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	200	262
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	4,400	5,105
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	700	976
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,266
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	7,600	10,799
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	2,900	3,889
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	7,355	10,064
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	115
7.021% due 08/01/2040	100	115

		36,678

LOUISIANA 0.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	800	886

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	117

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	200	294

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,451
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2036	1,800	1,988

		3,439

NEW YORK 1.5%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,700	5,438
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	500	570
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,227
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2005
0.484% due 01/01/2028	7,500	7,506
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
0.556% due 11/15/2028	3,020	3,020

0.806% due 11/15/2032	30,000	30,053

		47,814

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,616
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,100	2,531
6.500% due 06/01/2047	700	615

		4,762

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	136

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	1,900	2,555
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	2,600	3,490

		6,045

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	2,400	3,017

Total Municipal Bonds & Notes (Cost $89,385)		103,188

U.S. GOVERNMENT AGENCIES 25.3%
Fannie Mae
0.520% due 07/25/2037	256	257
0.550% due 07/25/2037	274	276
0.570% due 09/25/2035	359	361
0.580% due 09/25/2035	636	640
0.670% due 09/25/2041	15,482	15,609
0.890% due 06/25/2037	972	989
0.900% due 06/25/2040	1,451	1,475
2.310% due 08/01/2022	400	397
2.870% due 09/01/2027	4,100	4,078
3.000% due 08/01/2021 - 10/01/2021	15,073	15,730
3.434% due 03/01/2022	10,784	11,407
3.500% due 03/01/2020 - 01/01/2045	30,316	31,666
4.000% due 12/01/2018 - 02/01/2045	247,779	264,210
4.500% due 06/01/2018 - 02/01/2045	118,144	128,382
5.000% due 07/01/2023 - 02/01/2045	56,524	62,545
5.500% due 09/01/2025 - 01/01/2045	80,101	89,612
6.000% due 12/01/2018 - 01/01/2045	42,200	47,873
FDIC Structured Sale Guaranteed Notes
0.655% due 11/29/2037	3,671	3,661
Freddie Mac
0.711% due 07/15/2041	909	918
0.861% due 08/15/2037	803	815
0.871% due 10/15/2037	159	161
0.881% due 05/15/2037 - 09/15/2037	892	909
3.500% due 06/15/2036	258	269
4.000% due 06/15/2038	2,648	2,688
4.500% due 01/01/2045	71,000	76,950
5.000% due 05/01/2028 - 01/01/2045	17,212	18,984
5.500% due 03/01/2037 - 04/01/2038	714	799
Ginnie Mae
5.000% due 08/15/2033 - 01/01/2045	21,304	23,549
Small Business Administration
6.220% due 12/01/2028	45	52

Total U.S. Government Agencies (Cost $798,130)		805,262

U.S. TREASURY OBLIGATIONS 25.0%
U.S. Treasury Bonds
3.000% due 11/15/2044	14,160	14,886
3.125% due 08/15/2044 (e)	29,400	31,658
4.250% due 05/15/2039	22,200	28,572
4.500% due 08/15/2039	17,500	23,346
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022 (h)	60,005	58,504
0.125% due 01/15/2023 (h)(j)	26,950	26,121
0.125% due 07/15/2024 (h)	11,499	11,100
0.375% due 07/15/2023 (h)	40,912	40,538
1.125% due 01/15/2021 (h)	16,498	17,177
1.750% due 01/15/2028 (j)	21,307	24,187
2.000% due 01/15/2026	19,978	22,946
2.375% due 01/15/2025	44,842	52,767

2.375% due 01/15/2027		11,185	13,420
2.500% due 01/15/2029		16,588	20,653
3.625% due 04/15/2028 (j)		734	1,012
3.875% due 04/15/2029		5,777	8,293
U.S. Treasury Notes
1.875% due 11/30/2021 (e)(j)		61,300	60,950
2.125% due 09/30/2021 (e)(g)(j)		262,000	264,886
2.375% due 08/15/2024 (j)		72,500	73,806

Total U.S. Treasury Obligations (Cost $803,842)			794,822

MORTGAGE-BACKED SECURITIES 6.7%
Adjustable Rate Mortgage Trust
2.593% due 01/25/2036 ^		8,240	7,445
Arran Residential Mortgages Funding PLC
1.478% due 05/16/2047	EUR	881	1,073
Banc of America Commercial Mortgage Trust
5.309% due 10/10/2045		$1,004	1,006
Banc of America Funding Trust
0.445% due 06/20/2047		3,600	2,553
4.488% due 02/20/2035		2,037	2,027
Banc of America Mortgage Trust
2.680% due 06/25/2035		1,968	1,899
Banc of America Re-REMIC Trust
5.670% due 02/24/2051		4,695	4,943
BCAP LLC Trust
2.611% due 02/26/2035		4,943	4,901
2.774% due 12/26/2037		97	98
3.350% due 12/26/2035		8,668	8,596
Bear Stearns Adjustable Rate Mortgage Trust
2.290% due 08/25/2035		1,116	1,125
Bear Stearns ALT-A Trust
0.490% due 08/25/2036		4,990	3,359
Chase Mortgage Finance Trust
2.455% due 12/25/2035 ^		1,909	1,746
Citigroup Mortgage Loan Trust, Inc.
0.240% due 01/25/2037		736	537
2.510% due 03/25/2036		1,624	1,539
2.622% due 03/25/2034		1,176	1,168
Countrywide Alternative Loan Trust
0.340% due 05/25/2047		1,913	1,612
0.370% due 05/25/2036		2,362	1,933
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,215	3,416
5.460% due 09/15/2039		4,575	4,826
Credit Suisse First Boston Mortgage Securities Corp.
2.398% due 02/25/2034		836	832
DBRR Trust
0.853% due 02/25/2045		2,753	2,752
Deutsche ALT-B Securities, Inc.
0.330% due 01/25/2047		4,069	2,996
Downey Savings & Loan Association Mortgage Loan Trust
0.984% due 09/19/2044		521	508
Eddystone Finance PLC
1.083% due 04/19/2021	GBP	3,260	5,004
First Horizon Mortgage Pass-Through Trust
2.564% due 10/25/2035 ^		$620	548
Granite Master Issuer PLC
0.345% due 12/20/2054		2,500	2,482
0.744% due 12/20/2054	GBP	6,022	9,316
0.824% due 12/20/2054		7,870	12,196
Granite Mortgages PLC
0.461% due 01/20/2044	EUR	67	81
0.920% due 09/20/2044	GBP	1,279	1,992
0.938% due 01/20/2044		135	210
0.940% due 09/20/2044		806	1,255
Greenwich Capital Commercial Funding Corp.
5.819% due 07/10/2038		$5,407	5,675
GSR Mortgage Loan Trust
2.655% due 09/25/2035		624	632
HarborView Mortgage Loan Trust
0.414% due 01/19/2036		6,153	4,279
0.505% due 06/20/2035		1,415	1,360
HomeBanc Mortgage Trust
0.480% due 03/25/2035		4,196	3,702
Indus Eclipse PLC
0.727% due 01/25/2020	GBP	1,957	3,005
IndyMac Mortgage Loan Trust
0.430% due 06/25/2035		$501	453
JPMorgan Chase Commercial Mortgage Securities Trust
4.928% due 09/12/2037		1,863	1,862
5.397% due 05/15/2045		6,841	7,201
JPMorgan Mortgage Trust
2.510% due 07/25/2035		3,051	3,035
2.527% due 08/25/2035 ^		856	840

5.750% due 01/25/2036 ^		33	32
LB Commercial Mortgage Trust
5.858% due 07/15/2044		6,016	6,560
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		6,991	7,280
Merrill Lynch Mortgage Investors Trust
0.420% due 11/25/2035		2,658	2,525
4.978% due 09/25/2035 ^		748	690
Morgan Stanley Capital Trust
5.439% due 02/12/2044		310	312
5.592% due 04/12/2049		2,002	2,016
5.610% due 04/15/2049		377	378
Morgan Stanley Mortgage Loan Trust
0.430% due 04/25/2035		5,988	5,577
2.514% due 07/25/2035		2,137	1,989
Prime Mortgage Trust
6.000% due 06/25/2036		2,360	2,119
Provident Funding Mortgage Loan Trust
2.461% due 10/25/2035		4,262	4,253
Residential Accredit Loans, Inc. Trust
0.350% due 09/25/2036		5,621	4,406
0.355% due 08/25/2036		5,809	4,481
0.670% due 03/25/2035		1,936	1,459
0.670% due 08/25/2035 ^		8,968	6,841
1.613% due 08/25/2035		178	151
3.406% due 09/25/2035 ^		2,184	1,781
3.561% due 12/25/2035		6,795	5,736
Silenus European Loan Conduit Ltd.
0.228% due 05/15/2019	EUR	107	128
Structured Adjustable Rate Mortgage Loan Trust
1.320% due 12/25/2037		$7,938	5,515
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		3,416	3,622
Wachovia Mortgage Loan Trust LLC
2.476% due 10/20/2035 ^		1,757	1,650
WaMu Mortgage Pass-Through Certificates Trust
0.460% due 12/25/2045		3,287	2,995
2.163% due 11/25/2046		5,449	4,994
2.463% due 06/25/2037		5,642	5,087
4.005% due 12/25/2036 ^		543	496
Wells Fargo Mortgage-Backed Securities Trust
2.611% due 03/25/2035		1,311	1,316

Total Mortgage-Backed Securities (Cost $198,520)			212,407

ASSET-BACKED SECURITIES 4.3%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.445% due 05/25/2033		3,601	3,304
Asset-Backed Securities Corp. Home Equity Loan Trust
0.810% due 07/25/2035		2,400	2,191
Bear Stearns Asset-Backed Securities Trust
0.330% due 08/25/2036		2,467	2,139
0.835% due 10/25/2035		11,700	9,413
Chase Issuance Trust
5.160% due 04/16/2018		100	105
Citigroup Mortgage Loan Trust, Inc.
0.410% due 10/25/2036		9,600	9,300
0.770% due 09/25/2035		3,400	2,226
Cornerstone CLO Ltd.
0.451% due 07/15/2021		11,200	11,117
Countrywide Asset-Backed Certificates
0.270% due 08/25/2037		1,610	1,601
Halcyon Structured Asset Management Long/Short Ltd.
0.457% due 08/07/2021		484	482
Hillmark Funding Ltd.
0.481% due 05/21/2021		4,481	4,437
JPMorgan Mortgage Acquisition Trust
0.410% due 05/25/2036		9,400	8,404
Morgan Stanley ABS Capital, Inc. Trust
0.350% due 03/25/2037		6,708	3,843
0.490% due 11/25/2035		8,110	7,971
Nash Point CLO
0.548% due 07/25/2022	EUR	1,860	2,246
National Collegiate Student Loan Trust
0.410% due 11/27/2028		$5,171	5,069
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.580% due 02/25/2036		3,200	2,897
Option One Mortgage Loan Trust
0.310% due 01/25/2037		3,786	2,315
Park Place Securities, Inc.
0.620% due 09/25/2035		445	443
Penta CLO S.A.
0.398% due 06/04/2024	EUR	2,789	3,344
Residential Asset Securities Corp. Trust
0.550% due 02/25/2036		$7,500	6,587

SLM Private Education Loan Trust
3.411% due 05/16/2044		1,639	1,735
SLM Student Loan Trust
0.342% due 12/15/2023	EUR	2,955	3,513
Soundview Home Loan Trust
0.300% due 12/25/2036		$2,387	2,300
South Texas Higher Education Authority, Inc.
0.755% due 10/01/2020		3,400	3,397
Specialty Underwriting & Residential Finance Trust
0.320% due 09/25/2037		3,549	2,079
0.455% due 12/25/2036		28,000	21,902
Structured Asset Securities Corp. Mortgage Loan Trust
0.340% due 12/25/2036		4,900	4,168
Venture CDO Ltd.
0.452% due 07/22/2021		9,429	9,298

Total Asset-Backed Securities (Cost $120,728)			137,826

SOVEREIGN ISSUES 7.7%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	2,200	2,715
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$800	852
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	28,000	10,239
0.000% due 07/01/2015		35,000	12,425
0.000% due 10/01/2015		175,000	60,141
0.000% due 01/01/2016		119,000	39,637
0.000% due 01/01/2017		11,000	3,246
Export-Import Bank of Korea
4.000% due 01/29/2021		$8,100	8,691
5.875% due 01/14/2015		1,500	1,502
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2015	EUR	12,400	14,943
Korea Housing Finance Corp.
4.125% due 12/15/2015		$4,800	4,933
Mexico Government International Bond
4.750% due 06/14/2018	MXN	76,200	5,160
Province of Ontario
1.600% due 09/21/2016		$7,800	7,910
1.650% due 09/27/2019		600	594
3.000% due 07/16/2018		7,700	8,072
4.000% due 10/07/2019		1,400	1,533
4.400% due 04/14/2020		9,300	10,362
5.500% due 06/02/2018	CAD	300	292
Qatar Government International Bond
5.250% due 01/20/2020		$7,600	8,550
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	700	852
4.625% due 09/09/2024		5,100	7,526
5.250% due 02/18/2024		$5,000	5,519
Spain Government International Bond
2.750% due 10/31/2024	EUR	12,300	16,423
3.150% due 01/31/2016		11,400	14,219

Total Sovereign Issues (Cost $270,157)			246,336

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (c)		1,639	1,992

Total Convertible Preferred Securities (Cost $1,840)			1,992

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)		1,000	1,223
GMAC Capital Trust
8.125% due 02/15/2040		50,000	1,319
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (c)		4,800	6,480

Total Preferred Securities (Cost $8,472)			9,022

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.4%
CERTIFICATES OF DEPOSIT 2.0%
Banco Bilbao Vizcaya Argentaria S.A.
1.082% due 05/16/2016		$9,500	9,494
Credit Suisse
0.645% due 12/07/2015		27,800	27,821
Intesa Sanpaolo SpA
1.650% due 04/07/2015		25,700	25,762

			63,077

COMMERCIAL PAPER 0.1%
Vodafone Group PLC
0.600% due 06/29/2015		4,600	4,590

REPURCHASE AGREEMENTS (d) 0.0%			1,002

MEXICO TREASURY BILLS 2.0%
2.995% due 01/22/2015 - 02/19/2015 (a)	MXN	941,841	63,701

U.S. TREASURY BILLS 0.3%
0.057% due 04/02/2015 - 05/28/2015 (a)(e)(h)(j)		$8,916	8,915

Total Short-Term Instruments (Cost $149,086)			141,285

Total Investments in Securities (Cost $3,354,102)			3,370,324

	SHARES
INVESTMENTS IN AFFILIATES 19.2%
SHORT-TERM INSTRUMENTS 19.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.2%
PIMCO Short-Term Floating NAV Portfolio III		61,654,787	611,122

Total Short-Term Instruments (Cost $613,788)			611,122

Total Investments in Affiliates (Cost $613,788)			611,122

Total Investments 125.0% (Cost $3,967,890)			$3,981,446
Financial Derivative Instruments (f)(i) (2.1%) (Cost or Premiums, net $(3,540))			(67,686)
Other Assets and Liabilities, net (22.9%)			(727,567)

Net Assets 100.0%			$3,186,193

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$1,002	Fannie Mae 2.260% due 10/17/2022	$(1,023)	$1,002	$1,002

Total Repurchase Agreements						$(1,023)	$1,002	$1,002

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	0.150%	12/29/2014	01/05/2015	$(6,542)	$(6,542)
	0.400%	12/17/2014	01/16/2015	(3,686)	(3,686)
	0.420%	12/30/2014	01/06/2015	(31,267)	(31,266)
	1.300%	12/31/2014	01/02/2015	(985)	(986)

Total Reverse Repurchase Agreements					$(42,480)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.250%	12/26/2014	01/09/2015	$(11,177)	$(11,185)
	0.400%	12/16/2014	01/16/2015	(9,388)	(9,398)
	0.420%	12/18/2014	01/08/2015	(66,540)	(66,577)
BPG	(0.010%)	01/05/2015	01/12/2015	(6,649)	(6,652)
GSC	(0.400%)	12/31/2014	01/02/2015	(14,055)	(14,056)
UBS	0.320%	12/08/2014	01/05/2015	(29,776)	(29,789)

Total Sale-Buyback Transactions					$(137,657)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $49,889 at a weighted average interest rate of (0.025%).
(3)	Payable for sale-buyback transactions includes $45 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	01/01/2045	$22,000	$(22,802)	$(22,882)
Fannie Mae	3.500%	02/01/2045	34,000	(35,240)	(35,335)
Fannie Mae	4.000%	01/01/2045	523,000	(555,738)	(558,034)
Fannie Mae	4.000%	02/01/2045	522,600	(555,270)	(556,178)
Fannie Mae	4.000%	03/12/2045	56,000	(59,430)	(59,432)

Total Short Sales				$(1,228,480)	$(1,231,861)

(e)	Securities with an aggregate market value of $183,010 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$100.000	01/23/2015	1,877	$16	$30
Put - CBOT U.S. Treasury 10-Year Note February Futures	101.000	01/23/2015	87	1	1
Put - CBOT U.S. Treasury 10-Year Note February Futures	103.000	01/23/2015	1,265	10	20
Put - CBOT U.S. Treasury 10-Year Note February Futures	104.000	01/23/2015	1,090	9	17
Put - CBOT U.S. Treasury 10-Year Note February Futures	105.500	01/23/2015	420	4	7
Put - CBOT U.S. Treasury 10-Year Note February Futures	106.000	01/23/2015	1,300	11	21
Put - CBOT U.S. Treasury 10-Year Note February Futures	107.000	01/23/2015	460	4	7
Put - CBOT U.S. Treasury 10-Year Note February Futures	110.000	01/23/2015	178	1	3
Put - CBOT U.S. Treasury 10-Year Note February Futures	112.000	01/23/2015	535	5	9
Put - CBOT U.S. Treasury 10-Year Note February Futures	114.000	01/23/2015	47	0	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	97.000	02/20/2015	400	3	6
Put - CBOT U.S. Treasury 10-Year Note March Futures	100.000	02/20/2015	350	3	6

				$67	$128

Total Purchased Options				$67	$128

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,950.000	01/17/2015	180	$(214)	$(116)

Total Written Options				$(214)	$(116)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	2,780	$(690)	$35	$0
90-Day Eurodollar December Futures	Short	12/2016	2,780	585	0	(104)
90-Day Eurodollar June Futures	Short	06/2015	247	22	0	(3)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	4,495	2,211	983	0

Total Futures Contracts				$2,128	$1,018	$(107)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	(1.000%	)	06/20/2019	$5,900	$(108)	$4	$0	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019		$173,800	$11,041	$(325)	$170	$0
CDX.IG-22 5-Year Index	1.000%	06/20/2019		67,500	1,236	149	11	0
CDX.IG-23 5-Year Index	1.000%	12/20/2019		1,393,600	22,708	1,110	114	0
iTraxx Europe 22 5-Year Index	1.000%	12/20/2019	EUR	257,700	5,731	(413)	0	(373)

					$40,716	$521	$295	$(373)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	06/17/2018		$574,200	$(2,283)	$(812)	$0	$(98)
Receive	3-Month USD-LIBOR	2.250%	12/17/2019		263,800	(6,338)	(937)	0	(210)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		1,353,800	(42,264)	(14,944)	0	(1,420)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		50,700	(8,614)	(10,150)	0	(78)
Pay	6-Month AUD-BBR-BBSW	3.250%	09/21/2017	AUD	91,600	685	587	159	0
Pay	6-Month AUD-BBR-BBSW	3.500%	12/20/2018		18,300	109	111	12	0
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2019		562,500	12,314	10,977	2,395	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/17/2019		85,300	3,511	2,098	369	0
Pay	6-Month AUD-BBR-BBSW	3.000%	06/17/2020		66,700	688	368	317	0
Receive	6-Month AUD-BBR-BBSW	3.750%	12/17/2024		219,800	(9,455)	(9,011)	0	(1,589)
Receive	6-Month AUD-BBR-BBSW	3.500%	06/17/2025		36,200	(747)	(336)	0	(269)
Pay	6-Month EUR-EURIBOR	1.008%	11/14/2024	EUR	52,800	1,341	1,341	67	0
Pay	6-Month EUR-EURIBOR	1.250%	03/18/2025		72,100	3,464	1,901	96	0
Receive	6-Month EUR-EURIBOR	1.750%	11/14/2044		4,900	(441)	(441)	0	(19)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		73,700	(11,883)	(8,655)	0	(290)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022	GBP	43,200	(1,381)	(960)	0	(207)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	6,800	13	(3)	0	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017		7,400	6	(3)	0	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		276,000	488	(110)	21	0
Pay	28-Day MXN-TIIE	5.250%	06/11/2018		8,100	7	(4)	1	0
Pay	28-Day MXN-TIIE	5.500%	06/11/2018		15,900	23	(5)	2	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		266,100	(114)	(62)	72	0
Pay	28-Day MXN-TIIE	5.660%	11/05/2021		154,500	(52)	(52)	45	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021		82,700	(30)	(30)	23	0
Pay	28-Day MXN-TIIE	5.560%	11/11/2021		56,100	(44)	(44)	15	0
Pay	28-Day MXN-TIIE	5.750%	09/02/2022		44,000	(18)	(12)	14	0
Pay	28-Day MXN-TIIE	6.000%	09/02/2022		27,000	20	25	9	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023		250	0	0	0	0
Pay	28-Day MXN-TIIE	6.000%	06/05/2023		300	0	0	0	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		81,500	97	59	41	0
Pay	28-Day MXN-TIIE	6.810%	06/19/2034		43,600	(23)	10	25	0

						$(60,921)	$(29,094)	$3,683	$(4,180)

Total Swap Agreements						$(20,313)	$(28,569)	$3,978	$(4,554)

(g)	Securities with an aggregate market value of $5,459 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(h)	Securities with an aggregate market value of $82,258 and cash of $8,635 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2015	AUD	121,339		$103,789	$4,728	$0
	01/2015		$32,850	AUD	40,234	0	(3)
	02/2015	AUD	40,234		$32,780	3	0
BOA	01/2015		40,645		35,040	1,857	0
	01/2015	GBP	145		227	1	0
	01/2015	NZD	29,761		23,247	103	(71)
	01/2015		$39,724	GBP	25,422	0	(103)
	01/2015		38,481	JPY	4,614,890	47	0
	01/2015		3,225	RUB	168,028	0	(455)
	02/2015	GBP	25,421		$39,714	102	0
	02/2015	JPY	4,614,890		38,489	0	(48)
	02/2015	NOK	118,959		17,036	1,092	0
	02/2015		$300,465	EUR	245,569	0	(3,183)
	02/2015		17,399	NOK	118,325	0	(1,540)
	05/2015	CAD	39,068		$35,592	2,058	0
BPS	01/2015	BRL	63,672		23,971	18	0
	01/2015	MXN	662,428		49,986	5,134	0
	01/2015		$5,764	AUD	6,897	0	(134)
	01/2015		24,507	BRL	63,672	0	(554)
	02/2015	DKK	1,380		$228	3	0
	02/2015	MXN	267,148		20,171	2,108	0
	02/2015		$21,379	MXN	285,433	0	(2,069)
	06/2015		4,871	EUR	3,634	0	(467)
	07/2015	BRL	610		$252	34	0
	10/2015		46,000		18,351	2,313	0
	01/2016		71,000		27,578	3,431	0
BRC	02/2015		$27,497	INR	1,742,186	0	(198)
	02/2015		1,697	MXN	23,090	0	(135)
	06/2015	EUR	9,092		$12,105	1,086	0
CBK	01/2015	JPY	77,700		656	7	0
	01/2015	RUB	24,522		365	0	(39)
	01/2015		$100,259	AUD	122,617	0	(155)
	02/2015	AUD	122,617		$100,047	154	0
	02/2015	CHF	1,332		1,360	19	0
	02/2015	EUR	72,381		89,620	1,996	0
	02/2015	MXN	10,068		738	57	0
	02/2015		$157,616	EUR	126,494	0	(4,484)
	02/2015		7,465	INR	466,563	0	(154)
	02/2015		18,978	MXN	259,615	0	(1,414)
	02/2015		361	RUB	24,522	49	0
	03/2015	CAD	46,413		$40,206	310	0
DUB	01/2015	BRL	63,672		24,746	793	0
	01/2015		$5,645	AUD	6,920	5	0
	01/2015		23,971	BRL	63,672	0	(18)
	01/2015		2,579	ZAR	28,864	0	(94)
	02/2015	AUD	6,920		$5,633	0	(5)
	07/2015	BRL	6,377		2,635	354	0
	07/2015		$23,469	BRL	63,672	0	(690)
	08/2015	EUR	4,400		$5,897	561	0
	10/2015	BRL	38,000		14,559	1,311	0
FBF	01/2015	GBP	25,642		40,252	287	0
	02/2015	MXN	32,198		2,204	26	0
	02/2015		$16,179	INR	1,009,570	0	(360)
	06/2015		25,465	EUR	19,002	0	(2,436)
	10/2015	BRL	91,000		$34,063	2,336	0
GLM	01/2015	AUD	85,134		70,860	1,356	0
	01/2015	ILS	306		77	0	(2)
	01/2015	SGD	281		212	0	0
	01/2015		$34,949	AUD	40,264	0	(2,078)
	01/2015		1,898	GBP	1,212	0	(9)
	01/2015		27,774	NZD	35,493	0	(88)
	02/2015		63,471	EUR	51,274	0	(1,400)
	02/2015		6,117	KRW	6,544,843	0	(148)
	06/2015		9,909	EUR	7,386	0	(958)
	07/2015	BRL	28,013		$11,561	1,540	0
HUS	01/2015		$25,228	AUD	30,187	0	(584)
	01/2015		16,804	GBP	10,697	0	(132)
	01/2015		36,739	JPY	4,347,300	0	(445)
	02/2015		12,928	EUR	10,373	0	(371)
	02/2015		10,778	INR	672,439	0	(242)
JPM	01/2015	GBP	11,543		$18,061	70	0
	01/2015	JPY	384,500		3,180	0	(30)
	01/2015	RUB	15,519		232	0	(24)
	01/2015		$6,841	NZD	8,770	0	0
	01/2015		15,746	ZAR	174,816	0	(693)
	01/2015	ZAR	178,498		$16,159	789	0
	02/2015	INR	238,165		3,680	3	(55)
	02/2015	MXN	95,749		6,553	76	0
	02/2015	SEK	3,380		445	12	0
	02/2015		$8,349	HKD	64,733	0	(1)
	02/2015		4,211	INR	265,112	0	(57)
	02/2015		3,111	MXN	45,459	0	(35)
	02/2015		229	RUB	15,519	31	0
	02/2015		5,540	TWD	168,207	0	(221)
	04/2015	BRL	28,000		$11,827	1,547	0
	06/2015	EUR	24,254		32,282	2,888	0
	06/2015		$4,445	EUR	3,324	0	(416)
MSB	01/2015	RUB	28,310		$406	0	(61)
	02/2015		$400	RUB	28,310	75	0
NGF	02/2015	HKD	3,295		$426	0	0
RBC	02/2015	MXN	58,441		4,132	179	0
SOG	01/2015	NZD	14,502		11,263	0	(49)
	02/2015	EUR	546,710		681,840	20,000	0
	02/2015		$11,231	NZD	14,502	50	0
UAG	01/2015	JPY	8,499,990		$71,887	924	0
	02/2015		$1,582	GBP	1,017	3	0
	02/2015		117	MXN	1,717	0	0
	01/2016	BRL	48,000		$18,529	2,205	0

Total Forward Foreign Currency Contracts						$64,131	$(26,908)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC CDX.IG-23 5-Year Index	Sell	0.700%	03/18/2015		$28,200	$65	$96
BRC	Put - OTC iTraxx Europe 22 5-Year Index	Buy	1.600%	02/18/2015	EUR	257,700	32	4
FBF	Put - OTC CDX.IG-23 5-Year Index	Buy	1.600%	02/18/2015		$142,200	14	3
JPM	Put - OTC CDX.IG-23 5-Year Index	Buy	1.300%	02/18/2015		95,000	9	7

							$120	$110

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC USD versus JPY	JPY	94.000	02/24/2015		$50,000	$5	$0
CBK	Call - OTC AUD versus USD		$0.968	02/25/2015	AUD	30,000	3	0
	Put - OTC USD versus JPY	JPY	93.000	02/24/2015		$22,000	2	0
	Put - OTC USD versus JPY		90.000	03/13/2015		6,000	1	0
HUS	Put - OTC USD versus CAD	CAD	1.045	02/02/2015		24,700	2	0
	Call - OTC USD versus CNH	CNH	6.310	12/03/2015		44,337	557	774
	Call - OTC USD versus CNY	CNY	6.250	12/02/2015		44,178	484	803
MSB	Call - OTC AUD versus USD		$0.970	02/24/2015	AUD	90,000	8	0
	Call - OTC EUR versus USD		1.410	02/19/2015	EUR	17,000	2	0

							$1,064	$1,577

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	$252,700	$573	$432
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	132,800	274	241
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.460%	11/27/2017	13,200	1,012	756
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.525%	11/27/2017	16,400	1,421	875
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	11/27/2017	19,700	1,438	1,023
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	534,600	1,543	914
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.113%	12/16/2015	303,600	803	509
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/09/2015	53,800	2,986	5,523
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/24/2015	54,200	2,927	5,593
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	10/27/2017	68,100	4,856	3,444

							$17,833	$19,310

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC Fannie Mae 4.000% due 02/01/2045	$111.188	02/05/2015	$45,000	$2	$0
	Call - OTC Fannie Mae 4.000% due 02/01/2045	111.500	02/05/2015	140,000	6	0
	Call - OTC Fannie Mae 4.000% due 02/01/2045	111.781	02/05/2015	220,000	9	0
FBF	Call - OTC Fannie Mae 4.000% due 01/01/2045	115.000	01/07/2015	310,000	12	0
JPM	Call - OTC Fannie Mae 4.000% due 02/01/2045	118.000	02/05/2015	55,200	2	0
MYI	Call - OTC Fannie Mae 4.000% due 02/01/2045	113.625	02/05/2015	60,000	2	0
	Call - OTC Fannie Mae 4.000% due 02/01/2045	113.750	02/05/2015	34,000	1	0

					$34	$0

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
BOA	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/06/2015	$7,300	$595	$645
	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/19/2015	2,700	220	238

					$815	$883

Total Purchased Options					$19,866	$21,880

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	0.950%	03/18/2015		$28,200	$(68)	$(25)
	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	03/18/2015		26,900	(58)	(20)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	7,300	(14)	(9)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		7,300	(12)	(1)
BRC	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		$24,000	(14)	(4)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		61,700	(74)	(17)
CBK	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		9,300	(5)	(2)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		9,300	(13)	(3)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	02/18/2015		43,700	(66)	(46)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	15,300	(27)	(18)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		9,500	(19)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		5,800	(14)	0
FBF	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	01/21/2015		$27,000	(27)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	01/21/2015	EUR	7,300	(4)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		14,600	(6)	(2)
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		45,900	(56)	(54)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		45,900	(126)	(3)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		18,700	(14)	(13)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		18,700	(35)	(33)
JPM	Put - OTC CDX.IG-23 5-Year Index	Sell	0.750%	01/21/2015		$1,400	(1)	(1)
	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	02/18/2015		25,500	(13)	(17)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.900%	02/18/2015		25,500	(42)	(14)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	03/18/2015		43,600	(78)	(62)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	7,700	(11)	(9)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		7,700	(22)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		2,500	(2)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		2,500	(5)	(2)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		22,200	(20)	(16)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		22,200	(38)	(39)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		100	0	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		100	0	0

							$(884)	$(420)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus USD		$0.795	01/16/2015	AUD	14,700	$(46)	$(22)
	Put - OTC GBP versus JPY	JPY	181.200	02/13/2015	GBP	9,100	(100)	(73)
	Call - OTC GBP versus JPY		193.500	02/13/2015		9,100	(95)	(45)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$500	(4)	(3)
	Call - OTC USD versus BRL		2.815	02/12/2015		500	(4)	(3)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		3,500	(195)	(49)
CBK	Put - OTC EUR versus AUD	AUD	1.425	01/22/2015	EUR	28,604	(205)	(15)
	Call - OTC EUR versus AUD		1.465	01/22/2015		28,604	(305)	(607)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$2,800	(25)	(19)
	Call - OTC USD versus BRL		2.815	02/12/2015		2,800	(23)	(18)
	Put - OTC USD versus MXN	MXN	13.350	02/04/2015		8,700	(40)	0
DUB	Put - OTC AUD versus JPY	JPY	93.870	02/13/2015	AUD	17,780	(95)	(62)
	Call - OTC AUD versus JPY		100.500	02/13/2015		17,780	(103)	(56)
FBF	Put - OTC AUD versus NZD	NZD	1.095	02/04/2015		14,500	(75)	(540)
	Put - OTC AUD versus USD		$0.795	01/16/2015		18,496	(73)	(28)
	Put - OTC EUR versus CAD	CAD	1.400	02/05/2015	EUR	13,300	(101)	(142)
	Call - OTC EUR versus CAD		1.460	02/05/2015		13,300	(114)	(25)
GLM	Put - OTC AUD versus NZD	NZD	1.105	02/04/2015	AUD	5,500	(27)	(246)
	Put - OTC USD versus MXN	MXN	14.200	02/12/2015		$15,820	(107)	(19)
	Call - OTC USD versus MXN		15.100	02/12/2015		15,820	(91)	(113)
HUS	Call - OTC USD versus CNH	CNH	6.492	12/03/2015		44,337	(275)	(415)
	Call - OTC USD versus CNY	CNY	6.500	12/02/2015		44,178	(175)	(338)
JPM	Put - OTC EUR versus JPY	JPY	142.000	02/09/2015	EUR	11,450	(103)	(90)
	Call - OTC EUR versus JPY		151.300	02/09/2015		11,450	(93)	(28)
	Put - OTC GBP versus AUD	AUD	1.830	02/05/2015	GBP	10,700	(145)	(14)
	Call - OTC GBP versus AUD		1.885	02/05/2015		10,700	(145)	(342)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$11,400	(103)	(77)
	Call - OTC USD versus BRL		2.815	02/12/2015		11,400	(97)	(72)

							$(2,964)	$(3,461)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$ 2,100	$ (19)	$0
	Floor - OTC CPURNSA Index	TBD	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	2,400	(31)	(1)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	0

						$ (57)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		$13,300	$(57)	$(112)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		13,300	(63)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		27,400	(298)	(349)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		52,100	(633)	(910)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		55,400	(1,011)	(825)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		68,900	(1,422)	(971)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		82,700	(1,437)	(1,141)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.650%	01/22/2015	GBP	16,700	(115)	(265)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.000%	01/22/2015		16,700	(90)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		$110,200	(1,558)	(1,925)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		285,900	(4,901)	(3,818)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/12/2020)	3-Month USD-LIBOR	Receive	3.410%	11/09/2015		195,200	(2,995)	(5,151)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/27/2020)	3-Month USD-LIBOR	Receive	3.410%	11/24/2015		196,700	(2,953)	(5,228)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		34,100	(155)	(288)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		34,100	(173)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		66,000	(803)	(613)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	01/07/2015		39,600	(383)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	02/06/2015		39,300	(517)	(9)

								$(19,564)	$(21,608)

Total Written Options								$(23,469)	$(25,490)

Swap Agreements:

Correlation Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Correlation	Correlation Asset	Correlation Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	USD-BRL versus EUR-BRL	81.50%	04/24/2015	$600	$0	$(13)	$0	$(13)
	Receive	USD-BRL versus EUR-BRL	80.00%	04/27/2015	1,000	0	(23)	0	(23)
GLM	Receive	USD-BRL versus EUR-BRL	81.00%	04/24/2015	500	0	(12)	0	(12)
						$0	$(48)	$0	$(48)

Credit Default Swaps on Sovereign Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BOA	Venezuela Government International Bond	(5.000%)	09/20/2019	42.022%	$100	$31	$24	$55	$0
BPS	Venezuela Government International Bond	(5.000%)	09/20/2019	42.022%	100	31	25	56	0
BRC	Venezuela Government International Bond	(5.000%)	06/20/2015	53.467%	100	13	6	19	0
GST	Venezuela Government International Bond	(5.000%)	09/20/2019	42.022%	100	30	26	56	0
HUS	Venezuela Government International Bond	(5.000%)	09/20/2019	42.022%	100	31	24	55	0
JPM	Venezuela Government International Bond	(5.000%)	06/20/2015	53.467%	300	36	22	58	0
	Venezuela Government International Bond	(5.000%)	09/20/2019	42.022%	300	91	75	166	0

						$263	$202	$465	$0

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	General Electric Capital Corp.	1.000%	12/20/2015	0.292%		$2,200	$(44)	$60	$16	$0
	MetLife, Inc.	1.000%	12/20/2015	0.122%		1,900	(106)	123	17	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		5,200	(11)	49	38	0
	Republic of Korea	1.000%	09/20/2022	0.756%		3,200	46	10	56	0
BPS	China Government International Bond	1.000%	12/20/2019	0.821%		31,500	147	131	278	0
	Republic of Korea	1.000%	09/20/2022	0.756%		1,600	26	3	29	0
	U.S. Treasury Notes	0.250%	03/20/2016	0.099%	EUR	4,400	(62)	72	10	0
BRC	Brazil Government International Bond	1.000%	06/20/2015	0.788%		$500	(7)	8	1	0
	Brazil Government International Bond	1.000%	03/20/2016	0.995%		10,800	(36)	40	4	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%		12,200	(18)	5	0	(13)
	General Electric Capital Corp.	1.000%	03/20/2016	0.311%		10,000	129	(41)	88	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.339%		4,500	67	(21)	46	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.450%		3,500	(59)	88	29	0
	Italy Government International Bond	1.000%	06/20/2017	0.722%		2,500	9	8	17	0
	Italy Government International Bond	1.000%	09/20/2019	1.155%		800	0	(5)	0	(5)
	Mexico Government International Bond	1.000%	03/20/2015	0.370%		400	(9)	10	1	0
	Mexico Government International Bond	1.000%	03/20/2016	0.437%		4,500	(22)	54	32	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%		14,000	(125)	(281)	0	(406)
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.789%		1,000	(16)	18	2	0
	China Government International Bond	1.000%	12/20/2019	0.821%		4,400	32	7	39	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%		10,000	(121)	(313)	0	(434)
	Indonesia Government International Bond	1.000%	06/20/2016	0.450%		1,400	(26)	38	12	0
	Italy Government International Bond	1.000%	06/20/2017	0.722%		4,000	23	5	28	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%		13,100	(235)	175	0	(60)
	Mexico Government International Bond	1.000%	03/20/2015	0.370%		400	(9)	10	1	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%		9,300	(109)	(161)	0	(270)
	Sberbank of Russia Via SB Capital S.A.	1.000%	09/20/2015	7.185%		10,400	(180)	(270)	0	(450)
DUB	Brazil Government International Bond	1.000%	06/20/2015	0.788%		1,000	(10)	11	1	0
	China Government International Bond	1.000%	12/20/2019	0.821%		21,600	153	38	191	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.261%		2,500	31	(17)	14	0
	Italy Government International Bond	1.000%	09/20/2016	0.574%		1,500	11	0	11	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%		11,400	(186)	158	0	(28)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		3,500	(2)	(22)	0	(24)
	Mexico Government International Bond	1.000%	03/20/2015	0.370%		200	(5)	5	0	0
	Mexico Government International Bond	1.000%	06/20/2016	0.487%		12,600	31	69	100	0
	Mexico Government International Bond	1.000%	09/20/2017	0.649%		1,700	(24)	41	17	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%		700	(9)	(12)	0	(21)
	Spain Government International Bond	1.000%	06/20/2019	0.749%		22,400	(1)	250	249	0
FBF	Brazil Government International Bond	1.000%	09/20/2015	0.789%		7,200	(90)	104	14	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%		10,700	(16)	5	0	(11)
	Verizon Communications, Inc.	1.000%	09/20/2018	0.471%		500	13	(4)	9	0
GST	Brazil Government International Bond	1.000%	06/20/2015	0.788%		500	(7)	7	0	0
	Italy Government International Bond	1.000%	06/20/2017	0.722%		1,700	10	2	12	0
	MetLife, Inc.	1.000%	03/20/2015	0.084%		2,000	(121)	125	4	0
	MetLife, Inc.	1.000%	09/20/2015	0.084%		3,500	(225)	250	25	0
	Mexico Government International Bond	1.000%	06/20/2017	0.613%		700	(7)	13	6	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		24,600	(60)	239	179	0
	Spain Government International Bond	1.000%	06/20/2019	0.749%		10,100	5	107	112	0
HUS	Brazil Government International Bond	1.000%	06/20/2015	0.788%		300	(8)	9	1	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%		900	(9)	11	2	0
	China Government International Bond	1.000%	12/20/2019	0.821%		11,400	93	8	101	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.450%		1,400	(24)	36	12	0
	Italy Government International Bond	1.000%	09/20/2016	0.574%		2,900	22	0	22	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%		11,400	(191)	163	0	(28)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		11,900	93	(87)	6	0
	U.S. Treasury Notes	0.250%	06/20/2017	0.113%	EUR	6,200	(12)	39	27	0
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.789%		$1,400	(16)	18	2	0
	Brazil Government International Bond	1.000%	06/20/2019	1.777%		5,000	(167)	5	0	(162)
	China Government International Bond	1.000%	12/20/2019	0.821%		84,800	604	145	749	0
	MetLife, Inc.	1.000%	09/20/2015	0.084%		5,600	(332)	371	39	0
	Mexico Government International Bond	1.000%	06/20/2017	0.613%		9,600	(127)	221	94	0
	Sberbank of Russia Via SB Capital S.A.	1.000%	09/20/2015	7.185%		3,500	(55)	(96)	0	(151)
	Spain Government International Bond	1.000%	06/20/2019	0.749%		12,300	(6)	143	137	0
	Spain Government International Bond	1.000%	03/20/2020	0.837%		1,900	13	3	16	0
MYC	Brazil Government International Bond	1.000%	06/20/2019	1.777%		400	(13)	0	0	(13)
	Italy Government International Bond	1.000%	06/20/2017	0.722%		2,600	9	9	18	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%		5,700	(94)	80	0	(14)
	Italy Government International Bond	1.000%	03/20/2020	1.224%		51,400	(611)	64	0	(547)
	Mexico Government International Bond	1.000%	03/20/2016	0.437%		5,700	(35)	76	41	0
	Mexico Government International Bond	1.000%	09/20/2017	0.649%		1,400	(20)	34	14	0
	Republic of Korea	1.000%	09/20/2022	0.756%		500	8	1	9	0
	Spain Government International Bond	1.000%	06/20/2019	0.749%		4,600	9	42	51	0
	Spain Government International Bond	1.000%	03/20/2020	0.837%		900	6	1	7	0
RYL	Mexico Government International Bond	1.000%	09/20/2015	0.370%		7,200	(84)	119	35	0
SOG	United Kingdom Gilt	1.000%	03/20/2015	0.035%		900	5	(3)	2	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.789%		500	(5)	6	1	0

							$(2,172)	$2,609	$3,074	$(2,637)

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$2,000	$268	$12	$280	$0
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	4,519	(904)	7	0	(897)
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	7,990	488	(516)	0	(28)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	1,000	134	7	141	0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	846	110	(113)	0	(3)
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	20,680	1,353	(1,425)	0	(72)
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	470	53	(55)	0	(2)
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	1,598	180	(185)	0	(5)

					$1,682	$(2,268)	$421	$(1,007)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	1,215	$(1)	$111	$110	$0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	111,700	(185)	(932)	0	(1,117)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		21,600	60	(26)	34	0
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	610	4	51	55	0
	Pay	1-Year BRL-CDI	11.600%	01/02/2015	BRL	522,500	0	6	6	0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021		165,800	(344)	(1,314)	0	(1,658)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		136,800	440	(876)	0	(436)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	100	0	0	0	0
CBK	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	172,000	89	(593)	0	(504)
DUB	Pay	1-Year BRL-CDI	12.055%	01/04/2021		80,000	(28)	154	126	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	150	0	0	0	0
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	300	5	(3)	2	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		950	1	87	88	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		334	(1)	8	7	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		400	3	27	30	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	32,100	132	(234)	0	(102)
GLM	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	605	1	54	55	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		1,636	(3)	37	34	0
	Pay	1-Month GBP-UKRPI	3.510%	12/15/2044		1,100	0	68	68	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	400	(1)	1	0	0
HUS	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	32,800	19	(115)	0	(96)
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	1,700	(1)	3	2	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		26,000	(6)	52	46	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		2,400	0	4	4	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		400	(1)	0	0	(1)
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	600	4	40	44	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	2,300	(1)	3	2	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		1,200	0	2	2	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023		600	(2)	2	0	0
MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044	GBP	740	1	67	68	0
	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	40,200	106	(42)	64	0
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	3,400	(2)	5	3	0
UAG	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	36,100	125	(240)	0	(115)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	13,000	(2)	25	23	0
	Pay	28-Day MXN-TIIE	5.630%	10/11/2021		75,600	28	(63)	0	(35)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		26,000	(3)	(9)	0	(12)

							$437	$(3,640)	$873	$(4,076)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	ERAEMLT Index	281,284	1-Month USD-LIBOR plus a specified spread	01/15/2015	$615,484		$(8,563)	$0	$(8,563)
	Receive	ERAEMLT Index	1,208,976	1-Month USD-LIBOR plus a specified spread	06/15/2015	2,638,207		(89,373)	0	(89,373)
	Receive	ERAEMLT Index	303,142	1-Month USD-LIBOR plus a specified spread	07/30/2015	641,748		11,162	11,162	0
BPS	Receive	ERAEMLT Index	73,665	1-Month USD-LIBOR plus a specified spread	02/13/2015	153,298		5,991	5,991	0
FBF	Receive	ERAEMLT Index	209,855	1-Month USD-LIBOR plus a specified spread	11/20/2015	471,395		(17,928)	0	(17,928)

								$(98,711)	$17,153	$(115,864)

Total Swap Agreements							$210	$(101,856)	$21,986	$(123,632)

(7)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(j)	Securities with an aggregate market value of $128,457 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$16,102	$0	$16,102
Corporate Bonds & Notes
Banking & Finance	0	609,173	1,808	610,981
Industrials	0	184,475	0	184,475
Utilities	0	106,626	0	106,626
Municipal Bonds & Notes
California	0	36,678	0	36,678
Louisiana	0	886	0	886
Nebraska	0	117	0	117
Nevada	0	294	0	294
New Jersey	0	3,439	0	3,439
New York	0	47,814	0	47,814
Ohio	0	4,762	0	4,762
Tennessee	0	136	0	136
Texas	0	6,045	0	6,045
Washington	0	3,017	0	3,017
U.S. Government Agencies	0	805,262	0	805,262
U.S. Treasury Obligations	0	794,822	0	794,822
Mortgage-Backed Securities	0	204,712	7,695	212,407
Asset-Backed Securities	0	137,826	0	137,826
Sovereign Issues	0	246,336	0	246,336
Convertible Preferred Securities
Banking & Finance	0	1,992	0	1,992
Preferred Securities
Banking & Finance	1,319	7,703	0	9,022
Short-Term Instruments
Certificates of Deposit	0	63,077	0	63,077
Commercial Paper	0	4,590	0	4,590
Repurchase Agreements	0	1,002	0	1,002
Mexico Treasury Bills	0	63,701	0	63,701
U.S. Treasury Bills	0	8,915	0	8,915
	$1,319	$3,359,502	$9,503	$3,370,324

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$611,122	$0	$0	$611,122

Total Investments	$612,441	$3,359,502	$9,503	$3,981,446

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,231,861)	$0	$(1,231,861)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,018	4,106	0	5,124
Over the counter	0	107,997	0	107,997
	$1,018	$112,103	$0	$113,121

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(107)	(4,670)	0	(4,777)
Over the counter	0	(176,030)	0	(176,030)

	$(107)	$(180,700)	$0	$(180,807)

Totals	$613,352	$2,059,044	$9,503	$2,681,899

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Local Bond Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.0%
BERMUDA 0.0%
CORPORATE BONDS & NOTES 0.0%
Qtel International Finance Ltd.
3.375% due 10/14/2016		$900	$926

Total Bermuda (Cost $925)			926

BRAZIL 15.7%
CORPORATE BONDS & NOTES 3.4%
Banco do Brasil S.A.
4.500% due 01/22/2015		$14,750	14,759
4.500% due 01/20/2016	EUR	8,600	10,588
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		$275	275
Banco Pan S.A.
5.500% due 08/04/2015		8,425	8,476
Banco Santander Brasil S.A.
4.250% due 01/14/2016		7,500	7,642
4.500% due 04/06/2015		1,300	1,311
4.625% due 02/13/2017		32,200	33,530
Banco Votorantim S.A.
5.250% due 02/11/2016		400	410
Caixa Economica Federal
2.375% due 11/06/2017		16,900	15,992
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		200	206
Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	9,281	3,507
CSN Islands Corp.
10.000% due 01/15/2015		$2,080	2,087
Petrobras Global Finance BV
1.852% due 05/20/2016		30,660	29,366
2.000% due 05/20/2016		25,900	24,803
2.371% due 01/15/2019		17,900	15,923
2.603% due 03/17/2017		22,000	20,363
Petrobras International Finance Co. S.A.
2.875% due 02/06/2015		62,550	62,299
3.875% due 01/27/2016		31,040	30,537
5.875% due 03/01/2018		5,000	4,895
6.125% due 10/06/2016		4,200	4,224

			291,193

SOVEREIGN ISSUES 12.3%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		14,900	14,988
6.369% due 06/16/2018		13,010	13,934
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2015	BRL	138,400	47,563
0.000% due 01/01/2017		197,630	58,320
0.000% due 07/01/2017		157,900	43,910
0.000% due 01/01/2018		1,122,600	294,899
0.000% due 07/01/2018		297,200	73,598
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		618,950	210,896
10.000% due 01/01/2025		913,240	300,913

			1,059,021

Total Brazil (Cost $1,512,501)			1,350,214

CAYMAN ISLANDS 0.5%
ASSET-BACKED SECURITIES 0.1%
Dryden Leveraged Loan CDO
0.471% due 10/20/2020		$4,550	4,521
Hyundai Capital Auto Funding Ltd.
1.162% due 09/20/2016		393	393

			4,914

CORPORATE BONDS & NOTES 0.4%
Alibaba Group Holding Ltd.
0.756% due 11/28/2017		3,100	3,108
1.625% due 11/28/2017		17,800	17,701
Interoceanica Finance Ltd.
0.000% due 11/30/2018		2,946	2,676
IPIC GMTN Ltd.
1.750% due 11/30/2015		200	201
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		1,138	1,069
QNB Finance Ltd.
1.483% due 10/31/2016		1,050	1,065
3.125% due 11/16/2015		4,300	4,385

			30,205

Total Cayman Islands (Cost $35,236)			35,119

CHILE 0.3%
CORPORATE BONDS & NOTES 0.2%
Banco del Estado de Chile
2.000% due 11/09/2017		$200	200
Banco Santander Chile
1.130% due 04/11/2017		9,500	9,463
1.831% due 01/19/2016		4,630	4,653
3.750% due 09/22/2015		5,300	5,384

			19,700

SOVEREIGN ISSUES 0.1%
Bonos de la Tesoreria de la Republica Inflation Linked Bond
4.500% due 10/15/2023	CLP	1,723,897	3,549
Bonos del Banco Central de Chile en UF Bond
3.000% due 05/01/2017		738,813	1,261
3.000% due 07/01/2018		1,379,118	2,437
Bonos del Banco Central de Chile en UF Inflation Linked Bond
3.000% due 10/01/2018		36,941	65

			7,312

Total Chile (Cost $26,260)			27,012

CHINA 0.3%

	SHARES
COMMON STOCKS 0.0%
Kweichow Moutai Co. Ltd.		73,736	2,253

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.2%
Sinopec Group Overseas Development Ltd.
1.009% due 04/10/2017		$19,100	19,136

SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.800% due 01/03/2016	CNY	255	42
5.840% due 01/03/2019		6,280	1,085
China Government International Bond
3.290% due 04/18/2020		14,770	2,351
3.320% due 06/12/2015		1,020	165
3.380% due 05/23/2023		2,000	316
4.080% due 08/22/2023		2,100	349

			4,308

Total China (Cost $24,871)			25,697

COLOMBIA 5.9%
CORPORATE BONDS & NOTES 0.6%
Empresas Publicas de Medellin ESP
7.625% due 09/10/2024	COP	12,715,000	5,196
8.375% due 02/01/2021		76,008,000	33,848
Financiera de Desarrollo Territorial S.A. Findeter
7.875% due 08/12/2024		39,118,000	16,722

			55,766

SOVEREIGN ISSUES 5.3%
Bogota Distrito Capital
9.750% due 07/26/2028		22,200,000	11,225
Colombia Government International Bond
7.750% due 04/14/2021		1,080,000	492
9.850% due 06/28/2027		23,288,000	12,342
Colombian TES
5.000% due 11/21/2018		382,415,400	156,764
6.000% due 04/28/2028		108,859,000	39,975
7.000% due 09/11/2019		43,380,000	19,084
7.000% due 05/04/2022		175,348,900	74,522
7.250% due 06/15/2016		11,298,000	4,904
7.500% due 08/26/2026		83,042,000	35,114
10.000% due 07/24/2024		195,130,000	98,087

			452,509

Total Colombia (Cost $658,729)			508,275

EL SALVADOR 0.1%
SOVEREIGN ISSUES 0.1%
El Salvador Government International Bond
7.375% due 12/01/2019		$5,990	6,694

Total El Salvador (Cost $6,665)			6,694

FRANCE 0.2%
CORPORATE BONDS & NOTES 0.2%
BNP Paribas S.A.
0.692% due 05/07/2017		$15,900	15,887

Total France (Cost $15,900)			15,887

GERMANY 0.1%
CORPORATE BONDS & NOTES 0.1%
Deutsche Bank AG
0.706% due 05/30/2017		$11,500	11,487

Total Germany (Cost $11,500)			11,487

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
CNOOC Finance Ltd.
1.125% due 05/09/2016		$14,300	14,257
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		7,000	6,970

Total Hong Kong (Cost $21,256)			21,227

HUNGARY 0.3%
SOVEREIGN ISSUES 0.3%
Hungary Government International Bond
5.500% due 02/12/2016	HUF	2,758,200	11,007
6.500% due 06/24/2019		441,000	1,930
6.750% due 11/24/2017		478,000	2,044
7.500% due 11/12/2020		1,944,300	9,100

Total Hungary (Cost $28,609)			24,081

INDIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Bank of India
4.750% due 09/30/2015		$250	256
Export-Import Bank of India
4.000% due 08/07/2017		1,000	1,044
4.375% due 02/02/2015		900	902
4.400% due 04/21/2015		6,300	6,357
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		25,625	25,663
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017		5,000	5,127
4.406% due 03/30/2016		600	620
State Bank of India
2.381% due 01/21/2016		7,500	7,482
4.500% due 07/27/2015		11,160	11,362

Total India (Cost $58,753)			58,813

INDONESIA 8.3%
CORPORATE BONDS & NOTES 0.7%
Bank Negara Indonesia Persero Tbk PT
4.125% due 04/27/2017		$8,925	9,215
Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017		7,000	7,228
Majapahit Holding BV
7.250% due 06/28/2017		24,717	27,349
7.750% due 10/17/2016		14,500	15,950

			59,742

SOVEREIGN ISSUES 7.6%
Indonesia Government International Bond
5.625% due 05/15/2023	IDR	138,900,000	9,692
6.375% due 04/15/2042		454,596,000	28,080
6.625% due 05/15/2033		83,893,000	5,693
6.875% due 01/17/2018		$3,380	3,828
7.000% due 05/15/2027	IDR	54,700,000	4,064
8.250% due 07/15/2021		314,200,000	26,088
8.250% due 06/15/2032		1,152,701,000	93,654
8.375% due 03/15/2024		269,678,000	22,673
8.375% due 09/15/2026		420,487,000	34,891
8.375% due 03/15/2034		804,293,000	65,773
9.000% due 03/15/2029		90,686,000	7,871
9.500% due 07/15/2023		22,807,000	2,010
9.500% due 07/15/2031		796,300,000	71,529
9.500% due 05/15/2041		333,047,000	29,446
10.000% due 09/15/2024		218,000,000	19,867
10.000% due 02/15/2028		576,198,000	52,825
10.500% due 08/15/2030		996,563,000	96,088
10.500% due 07/15/2038		295,238,000	28,487
11.000% due 11/15/2020		275,502,000	25,486
11.000% due 09/15/2025		164,074,000	16,129
12.800% due 06/15/2021		1,980,000	199
12.900% due 06/15/2022		94,030,000	9,665

			654,038

Total Indonesia (Cost $903,923)			713,780

IRELAND 1.1%
CORPORATE BONDS & NOTES 1.1%
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		$300	129
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		600	581
Novatek OAO Via Novatek Finance Ltd.
7.750% due 02/21/2017	RUB	3,223,300	40,988
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017		$4,700	4,463
8.300% due 04/02/2019	RUB	3,866,100	43,593
VEB-Leasing Via VEB Leasing Investment Ltd.
5.125% due 05/27/2016		$9,300	8,463
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		200	180

Total Ireland (Cost $247,113)			98,397

ISRAEL 0.2%
CORPORATE BONDS & NOTES 0.2%
Delek & Avner Tamar Bond Ltd.
2.803% due 12/30/2016		$11,200	11,223
Israel Electric Corp. Ltd.
5.625% due 06/21/2018		3,400	3,611

Total Israel (Cost $14,835)			14,834

KAZAKHSTAN 1.4%
CORPORATE BONDS & NOTES 1.4%
Intergas Finance BV
6.375% due 05/14/2017		$23,430	24,163
KazMunayGas National Co. JSC
11.750% due 01/23/2015		67,775	67,999
Samruk-Energy JSC
3.750% due 12/20/2017		29,310	28,284

Total Kazakhstan (Cost $122,643)			120,446

LUXEMBOURG 3.1%
CORPORATE BONDS & NOTES 3.1%
Gazprom OAO Via Gaz Capital S.A.
4.300% due 11/12/2015		$3,000	2,931
4.950% due 05/23/2016		600	577
5.092% due 11/29/2015		38,100	37,433
6.212% due 11/22/2016		10,700	10,353
8.125% due 02/04/2015	EUR	1,700	2,055
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
8.625% due 02/17/2017	RUB	1,482,800	19,441
8.700% due 03/17/2016		7,134,500	98,356
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		$60,750	60,294
7.000% due 01/31/2016	RUB	2,617,000	37,694

Total Luxembourg (Cost $484,811)			269,134

MALAYSIA 5.9%
CORPORATE BONDS & NOTES 0.0%
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		$800	824

SOVEREIGN ISSUES 5.9%
Malaysia Government Bond
3.260% due 03/01/2018	MYR	246,420	69,306
3.314% due 10/31/2017		78,601	22,279
3.418% due 08/15/2022		102,201	27,900
3.480% due 03/15/2023		17,470	4,772
3.492% due 03/31/2020		257,408	72,078
3.502% due 05/31/2027		30,400	7,999
3.580% due 09/28/2018		252,901	71,652
3.814% due 02/15/2017		51,000	14,646
3.844% due 04/15/2033		24,000	6,306
3.892% due 03/15/2027		12,033	3,299
4.012% due 09/15/2017		67,301	19,420
4.127% due 04/15/2032		13,100	3,508
4.160% due 07/15/2021		33,997	9,788
4.181% due 07/15/2024		29,300	8,417
4.262% due 09/15/2016		295,638	85,620
4.378% due 11/29/2019		58,401	17,056
4.392% due 04/15/2026		8,300	2,401
4.498% due 04/15/2030		118,900	34,283
4.709% due 09/15/2026		8,600	2,555
4.837% due 07/15/2025 (d)		7,400	2,223
4.935% due 09/30/2043		38,700	11,317
5.248% due 09/15/2028		30,000	9,309

Malaysia Government Investment Issue
4.444% due 05/22/2024		6,800	1,980

			508,114

Total Malaysia (Cost $593,903)			508,938

	SHARES
MEXICO 3.7%
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		742,577	1

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.8%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$200	201
6.450% due 12/05/2022	MXN	595,800	39,676
8.460% due 12/18/2036		141,900	9,694
9.000% due 01/15/2016		142,300	10,131
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$1,200	73
Hipotecaria Su Casita S.A. de C.V.
5.810% due 06/28/2018 ^	MXN	78,163	316
Petroleos Mexicanos
7.190% due 09/12/2024		893,700	60,466
9.150% due 03/28/2016		346,924	24,923
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015		$3,005	3,013
8.750% due 01/31/2016	MXN	120,100	8,565

			157,058

SOVEREIGN ISSUES 1.9%
Mexico Government International Bond
4.750% due 06/14/2018		881,940	59,719
6.500% due 06/10/2021		17,500	1,252
7.750% due 05/29/2031		901,070	69,501
7.750% due 11/23/2034		228,307	17,748
8.000% due 06/11/2020		141,290	10,826
8.500% due 05/31/2029		87,350	7,169

			166,215

Total Mexico (Cost $375,074)			323,274

NETHERLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Kazakhstan Temir Zholy Finance BV
7.000% due 05/11/2016		$7,500	7,856
SABIC Capital BV
3.000% due 11/02/2015		200	204
Waha Aerospace BV
3.925% due 07/28/2020		900	946

Total Netherlands (Cost $9,118)			9,006

NIGERIA 1.4%
SOVEREIGN ISSUES 1.4%
Nigeria Government Bond
4.000% due 04/23/2015	NGN	507,800	2,711
7.000% due 10/23/2019		2,279,100	9,048
10.700% due 05/30/2018		554,800	2,684
14.200% due 03/14/2024		1,315,200	6,899
15.100% due 04/27/2017		6,539,170	35,787
16.000% due 06/29/2019		9,041,094	50,640
16.390% due 01/27/2022		2,172,704	12,431

Total Nigeria (Cost $154,820)			120,200

PANAMA 0.1%
SOVEREIGN ISSUES 0.1%
Panama Government International Bond
7.250% due 03/15/2015		$9,222	9,360

Total Panama (Cost $9,333)			9,360

PERU 1.9%
SOVEREIGN ISSUES 1.9%
Peru Government International Bond
5.700% due 08/12/2024	PEN	149,294	50,196
6.850% due 02/12/2042		38,000	12,926
6.900% due 08/12/2037		78,930	27,577
6.950% due 08/12/2031		171,035	61,045
8.200% due 08/12/2026		18,630	7,518
9.875% due 02/06/2015		$3,250	3,283

Total Peru (Cost $180,084)			162,545

PHILIPPINES 0.7%
CORPORATE BONDS & NOTES 0.0%
Power Sector Assets & Liabilities Management Corp.
6.875% due 11/02/2016		$900	989

SOVEREIGN ISSUES 0.7%
Philippines Government International Bond
3.900% due 11/26/2022	PHP	1,686,000	37,031
4.950% due 01/15/2021		1,006,000	23,445

			60,476

Total Philippines (Cost $64,787)			61,465

POLAND 8.4%
SOVEREIGN ISSUES 8.4%
Poland Government International Bond
2.500% due 07/25/2018	PLN	410,100	117,747
3.250% due 07/25/2019		206,800	61,239
3.250% due 07/25/2025		229,400	69,284
3.750% due 04/25/2018		68,900	20,544
4.000% due 10/25/2023		192,700	61,336
5.250% due 10/25/2020		148,200	48,722
5.500% due 10/25/2019		542,540	176,534
5.750% due 10/25/2021		429,867	147,583
5.750% due 09/23/2022		49,000	17,157

Total Poland (Cost $744,791)			720,146

QATAR 0.1%
CORPORATE BONDS & NOTES 0.0%
Qatari Diar Finance Co.
3.500% due 07/21/2015		$200	202
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016		2,786	2,908

			3,110

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.000% due 01/20/2015		5,400	5,413

Total Qatar (Cost $8,511)			8,523

ROMANIA 1.9%
SOVEREIGN ISSUES 1.9%
Romania Government International Bond
4.750% due 06/24/2019	RON	149,700	43,923
4.750% due 02/24/2025		78,200	23,096
5.750% due 04/29/2020		132,400	40,824
5.850% due 04/26/2023		28,400	8,928
5.900% due 07/26/2017		22,100	6,521
5.950% due 06/11/2021		130,000	40,634
6.750% due 06/11/2017		12,800	3,837

Total Romania (Cost $178,186)			167,763

RUSSIA 1.1%
CORPORATE BONDS & NOTES 0.2%
SCF Capital Ltd.
5.375% due 10/27/2017		$500	412
VimpelCom Holdings BV
9.000% due 02/13/2018	RUB	1,232,000	14,201

			14,613

SOVEREIGN ISSUES 0.9%
Russia Government International Bond
6.700% due 05/15/2019		1,175,700	14,496
6.800% due 12/11/2019		914,600	10,990
7.000% due 08/16/2023		205,800	2,295
7.050% due 01/19/2028		234,800	2,435
7.600% due 07/20/2022		3,939,600	45,135

			75,351

Total Russia (Cost $248,036)			89,964

SOUTH AFRICA 9.7%
CORPORATE BONDS & NOTES 0.0%
Transnet SOC Ltd.
4.500% due 02/10/2016		$2,030	2,085

SOVEREIGN ISSUES 9.7%
South Africa Government International Bond
6.250% due 03/31/2036	ZAR	385,300	25,862
6.500% due 02/28/2041		553,100	37,288
6.750% due 03/31/2021		431,300	35,724
7.000% due 02/28/2031		1,366,727	103,274
7.250% due 01/15/2020		2,377,640	203,510
7.750% due 02/28/2023		100	9
8.000% due 12/21/2018		2,485,720	220,319
8.000% due 01/31/2030		161,400	13,555
8.250% due 09/15/2017		1,736,460	154,907
8.250% due 03/31/2032		373,800	31,418
8.500% due 01/31/2037		135,500	11,598

			837,464

Total South Africa (Cost $1,015,251)			839,549

SOUTH KOREA 1.3%
CORPORATE BONDS & NOTES 0.9%
Kookmin Bank
0.710% due 09/14/2015		$12,000	12,000
1.109% due 01/27/2017		3,000	3,021
Korea Development Bank
0.900% due 02/20/2015		33,000	33,010
0.932% due 08/20/2015		8,800	8,809
3.500% due 08/22/2017		1,200	1,252
Korea Electric Power Corp.
3.000% due 10/05/2015		9,200	9,344
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,100	1,117
Shinhan Bank
0.883% due 04/08/2017		4,600	4,614

			73,167

SOVEREIGN ISSUES 0.4%
Export-Import Bank of Korea
0.980% due 01/14/2017		5,200	5,217
1.093% due 09/17/2016		7,700	7,740
2.047% due 03/21/2015		8,600	8,622
5.875% due 01/14/2015		2,100	2,103

Korea Housing Finance Corp.
4.125% due 12/15/2015		7,150	7,349

			31,031

Total South Korea (Cost $104,060)			104,198

SRI LANKA 0.1%
SOVEREIGN ISSUES 0.1%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$6,100	6,176
7.400% due 01/22/2015		4,300	4,306

Total Sri Lanka (Cost $10,622)			10,482

THAILAND 1.4%
SOVEREIGN ISSUES 1.4%
Thailand Government Bond
1.250% due 03/12/2028 (c)	THB	1,262,680	34,517
3.450% due 03/08/2019		243,300	7,697
3.625% due 06/16/2023		425,400	13,887
3.650% due 12/17/2021		1,076,000	34,935
3.875% due 06/13/2019		697,230	22,542
4.675% due 06/29/2044		1,300	46
5.625% due 01/12/2019		154,000	5,250

Total Thailand (Cost $118,378)			118,874

TURKEY 6.9%
CORPORATE BONDS & NOTES 0.2%
Export Credit Bank of Turkey
5.875% due 04/24/2019		$7,200	7,704
Turkiye Garanti Bankasi A/S
2.731% due 04/20/2016		6,000	6,015

			13,719

SOVEREIGN ISSUES 6.7%
Turkey Government International Bond
3.000% due 01/06/2021 (c)	TRY	152,634	70,775
3.000% due 07/21/2021 (c)		86,510	40,021
3.000% due 08/02/2023 (c)		61,631	28,894
4.000% due 04/01/2020 (c)		141,369	67,852
6.300% due 02/14/2018		68,600	28,305
7.100% due 03/08/2023		186,400	76,291
8.800% due 11/14/2018		219,300	97,365
8.800% due 09/27/2023		195,300	88,718
9.000% due 07/24/2024		13,500	6,254
10.400% due 03/27/2019		8,900	4,165
10.400% due 03/20/2024		45,900	22,974
10.500% due 01/15/2020		98,030	46,673

			578,287

Total Turkey (Cost $637,282)			592,006

UNITED KINGDOM 0.0%

Total United Kingdom (Cost $0)			0

UNITED STATES 1.9%
ASSET-BACKED SECURITIES 0.1%
Ameriquest Mortgage Securities Trust
0.440% due 04/25/2036		$3,536	3,257
Credit-Based Asset Servicing and Securitization LLC
0.289% due 07/25/2037		25	17
HSI Asset Securitization Corp. Trust
0.460% due 11/25/2035		1,008	948
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		334	183
SLM Student Loan Trust
0.225% due 01/25/2040	EUR	2,400	2,586

			6,991

CORPORATE BONDS & NOTES 1.7%
AbbVie, Inc.
1.200% due 11/06/2015		$5,800	5,818

Ally Financial, Inc.
2.911% due 07/18/2016		500	498
4.625% due 06/26/2015		32,010	32,290
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015		833	835
Bank of America Corp.
3.400% due 10/21/2025	MXN	58,000	4,181
Bank of America N.A.
0.521% due 06/15/2016		$12,000	11,923
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		4,750	4,783
General Motors Financial Co., Inc.
2.750% due 05/15/2016		3,700	3,767
JPMorgan Chase Bank N.A.
0.571% due 06/13/2016		1,000	996
0.654% due 06/02/2017		54,200	53,972
PepsiCo, Inc.
0.444% due 02/26/2016		2,000	2,003
SABMiller Holdings, Inc.
1.850% due 01/15/2015		11,962	11,967
Wachovia Corp.
0.601% due 10/15/2016		2,400	2,391
Wells Fargo & Co.
0.534% due 06/02/2017		14,900	14,844

			150,268

MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Funding Trust
2.622% due 03/20/2036		181	167
BCAP LLC Trust
0.340% due 01/25/2037 ^		641	514
Bear Stearns Adjustable Rate Mortgage Trust
2.484% due 02/25/2036 ^		297	248
2.509% due 01/25/2035		31	30
Bear Stearns ALT-A Trust
2.484% due 08/25/2036 ^		502	303
2.612% due 09/25/2035		59	50
Citigroup Mortgage Loan Trust, Inc.
2.622% due 03/25/2034		37	37
2.730% due 07/25/2046 ^		156	136
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		224	187
Countrywide Home Loan Mortgage Pass-Through Trust
2.538% due 09/25/2047 ^		101	91
GSR Mortgage Loan Trust
2.465% due 11/25/2035 ^		202	171
HarborView Mortgage Loan Trust
0.505% due 06/20/2035		1,117	1,074
4.853% due 08/19/2036 ^		58	53
HomeBanc Mortgage Trust
5.287% due 04/25/2037 ^		247	202
Luminent Mortgage Trust
0.350% due 12/25/2036		106	84
MASTR Alternative Loan Trust
0.570% due 03/25/2036		114	33
Morgan Stanley Mortgage Loan Trust
2.180% due 06/25/2036		55	52
Residential Accredit Loans, Inc. Trust
3.571% due 02/25/2036 ^		223	162
Residential Asset Securitization Trust
0.570% due 01/25/2046 ^		254	135
Sequoia Mortgage Trust
2.336% due 01/20/2047 ^		89	78
Structured Adjustable Rate Mortgage Loan Trust
4.956% due 03/25/2036 ^		179	152
WaMu Mortgage Pass-Through Certificates Trust
1.822% due 01/25/2037 ^		180	154
1.941% due 04/25/2037		117	101
2.017% due 12/25/2036 ^		109	96
2.233% due 09/25/2036 ^		188	170
Wells Fargo Mortgage-Backed Securities Trust
0.670% due 07/25/2037		198	169

			4,649

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 07/01/2035 - 12/01/2039		45	50

Total United States (Cost $162,515)			161,958

VIRGIN ISLANDS (BRITISH) 0.6%
CORPORATE BONDS & NOTES 0.6%
Cheung Kong Infrastructure Finance BVI Ltd.
0.947% due 06/20/2017	$15,800	15,762
CNPC General Capital Ltd.
1.450% due 04/16/2016	22,400	22,371
Rosneft Finance S.A.
6.250% due 02/02/2015	4,400	4,387
7.500% due 07/18/2016	6,200	5,971

Total Virgin Islands (British) (Cost $48,979)		48,491

SHORT-TERM INSTRUMENTS 3.4%
CERTIFICATES OF DEPOSIT 1.5%
Banco do Brasil S.A.
1.211% due 06/29/2015	$15,900	15,903
China Construction Bank Corp.
1.700% due 04/16/2015	44,500	44,638
Itau Unibanco Holding S.A.
1.151% due 06/04/2015	44,500	44,499
1.190% due 06/26/2015	23,700	23,700

		128,740

REPURCHASE AGREEMENTS (e) 0.0%		284

SHORT-TERM NOTES 0.1%
Pacific Gas & Electric Co.
0.433% due 05/11/2015	8,700	8,702

U.S. TREASURY BILLS 1.8%
0.061% due 01/08/2015 - 05/28/2015 (b)(g)(i)	154,719	154,693

Total Short-Term Instruments (Cost $292,246)		292,419

Total Investments in Securities (Cost $9,130,506)		7,651,184

	SHARES
INVESTMENTS IN AFFILIATES 10.3%
SHORT-TERM INSTRUMENTS 10.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.3%
PIMCO Short-Term Floating NAV Portfolio	2,136	21
PIMCO Short-Term Floating NAV Portfolio III	89,818,715	890,283

Total Short-Term Instruments (Cost $894,271)		890,304

Total Investments in Affiliates (Cost $894,271)		890,304

Total Investments 99.3% (Cost $10,024,777)		$8,541,488
Financial Derivative Instruments (f)(h) (1.2%) (Cost or Premiums, net $674)		(105,994)
Other Assets and Liabilities, net 1.9%		166,042

Net Assets 100.0%		$8,601,536

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Malaysia Government Bond	4.837%	07/15/2025	07/25/2014	$2,500	$2,223	0.03%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$284	Fannie Mae 2.260% due 10/17/2022	$(292)	$284	$284

Total Repurchase Agreements						$(292)	$284	$284

(1)	Includes accrued interest.

As of December 31, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2014 was $1,331 at a weighted average interest rate of (0.702%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Freddie Mac	5.000%	01/01/2045	$3,000	$(3,319)	$(3,311)

Total Short Sales				$(3,319)	$(3,311)

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month PLN-WIBOR	2.000%	03/18/2020	PLN	207,300	$154	$357	$0	$0
Pay	3-Month PLN-WIBOR	2.250%	03/18/2025		256,700	193	178	0	(18)
Receive	3-Month USD-LIBOR	0.750%	06/19/2017		$81,450	663	74	0	(1)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		208,600	(13,765)	(9,789)	0	(227)
Pay	3-Month ZAR-JIBAR	7.000%	03/18/2020	ZAR	188,000	(314)	(304)	20	0
Pay	3-Month ZAR-JIBAR	7.250%	03/18/2020		1,057,600	(827)	(622)	114	0
Pay	3-Month ZAR-JIBAR	8.340%	04/17/2024		10,000	32	32	3	0
Pay	3-Month ZAR-JIBAR	7.750%	03/18/2025		98,800	(149)	(184)	21	0
Receive	28-Day MXN-TIIE	4.380%	10/12/2016	MXN	375,200	43	109	0	(5)
Pay	28-Day MXN-TIIE	4.355%	10/12/2016		196,100	(26)	(2)	3	0
Pay	28-Day MXN-TIIE	5.000%	10/10/2019		84,800	(78)	17	13	0
Pay	28-Day MXN-TIIE	6.960%	07/27/2020		210,000	1,048	(141)	42	0
Pay	28-Day MXN-TIIE	7.500%	06/02/2021		330,000	2,334	(703)	86	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		430,400	(119)	(113)	109	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		340,800	(146)	(273)	92	0
Pay	28-Day MXN-TIIE	5.580%	11/10/2021		74,000	(52)	(52)	20	0
Pay	28-Day MXN-TIIE	6.000%	09/02/2022		243,255	177	(354)	79	0
Pay	28-Day MXN-TIIE	6.750%	09/02/2022		355,000	1,472	(629)	118	0
Pay	28-Day MXN-TIIE	6.300%	04/26/2024		28,300	42	33	11	0
Pay	28-Day MXN-TIIE	6.600%	05/21/2029		484,000	228	(223)	238	0
Pay	28-Day MXN-TIIE	6.600%	06/28/2029		230,000	120	74	113	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		964,000	1,146	1,220	481	0
Pay	28-Day MXN-TIIE	7.755%	02/02/2034		4,900	39	(9)	3	0

						$(7,785)	$(11,304)	$1,566	$(251)

Total Swap Agreements						$(7,785)	$(11,304)	$1,566	$(251)

(g)	Securities with an aggregate market value of $21,580 and cash of $5,022 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	BRL	143,012		$59,379	$5,663	$(85)
	01/2015	ILS	100,017		26,064	422	0
	01/2015	PLN	126,797		37,114	1,343	0
	01/2015	RON	2,240		631	26	0
	01/2015	TRY	5,635		2,416	18	0
	01/2015		$54,606	BRL	143,012	0	(805)
	01/2015		51,692	EUR	41,661	0	(1,280)
	01/2015		7,890	JPY	946,243	10	0
	01/2015		1,491	PLN	5,007	0	(78)
	01/2015		21,376	RUB	1,113,560	0	(3,015)
	01/2015		1,047	SGD	1,335	0	(40)
	01/2015		46,257	TRY	104,475	0	(1,802)
	01/2015	ZAR	189,154		$16,991	712	(8)
	02/2015	JPY	946,243		7,892	0	(10)
	02/2015	MXN	216,402		14,898	258	0
	02/2015	MYR	165,905		49,201	2,043	0
	02/2015	THB	987,919		30,108	159	(35)
	02/2015		$8,230	THB	271,837	20	0
	03/2015		94,820	MXN	1,346,375	0	(3,981)
	04/2015	BRL	19,413		$7,242	115	0
	06/2015	COP	3,704,170		1,537	0	(6)
	06/2015		$53,956	COP	128,981,818	0	(246)
	07/2015	BRL	123,599		$44,693	475	0
BPS	01/2015		772,428		290,802	219	0
	01/2015	ILS	125,453		32,468	305	0
	01/2015	MYR	136,233		40,691	1,806	0
	01/2015	TRY	7,768		3,447	142	0
	01/2015		$297,299	BRL	772,428	0	(6,716)
	02/2015	MXN	144,400		$10,000	231	0
	02/2015		$283,057	MXN	3,835,977	0	(23,545)
	06/2015	COP	29,745,296		$12,328	18	(77)
	06/2015		$5,344	COP	12,299,588	0	(222)
	10/2015	BRL	63,777		$23,574	1,338	0
	07/2017		157,900		55,651	8,163	0
BRC	01/2015		135,423		51,671	726	0
	01/2015	ILS	46,343		12,000	119	0
	01/2015	PLN	124,162		36,775	1,747	0
	01/2015	RUB	835,122		13,133	0	(637)
	01/2015	TRY	12,062		5,124	0	(8)
	01/2015		$51,260	BRL	135,423	0	(315)
	01/2015		594	HUF	145,822	0	(37)
	01/2015		21,682	INR	1,357,634	59	(290)
	01/2015		83,040	PLN	277,706	0	(4,695)
	01/2015		982	RON	3,464	0	(47)
	01/2015		69,695	TRY	159,196	0	(1,956)
	02/2015	INR	533,553		$8,313	0	(47)
	02/2015	KRW	6,737,991		6,314	170	0
	02/2015	MXN	1,077,838		79,016	6,098	0
	02/2015	MYR	180,743		53,007	1,656	(25)
	02/2015	THB	568,860		17,190	0	(75)
	02/2015		$70,077	INR	4,440,073	0	(505)
	02/2015		6,291	MXN	85,428	0	(511)
	02/2015		24,700	MYR	81,893	0	(1,422)
	02/2015		8,918	RUB	497,602	0	(582)
	02/2015		13,200	THB	435,204	9	0
	04/2015	BRL	4,747		$1,962	219	0
	05/2015		$2,340	IDR	29,226,600	0	(44)
	06/2015	COP	16,406,520		$6,760	0	(72)
CBK	01/2015	BRL	122,898		46,206	0	(28)
	01/2015	HUF	404,969		1,594	47	0
	01/2015	IDR	188,475,000		15,000	0	(119)
	01/2015	MYR	53,736		16,423	1,085	0
	01/2015	PLN	64,711		18,702	462	(16)
	01/2015	RON	6,716		1,842	31	(1)
	01/2015	RUB	85,965		1,207	0	(211)
	01/2015	TRY	11,900		5,199	135	0
	01/2015		$46,268	BRL	122,898	0	(35)
	01/2015		8,900	IDR	111,339,000	31	0
	01/2015		47,214	JPY	5,592,200	0	(527)
	01/2015		99,702	PLN	335,464	0	(5,062)
	01/2015		12,456	RON	44,897	0	(340)
	01/2015		27,800	SGD	36,860	8	0
	01/2015		7,026	ZAR	81,606	1	0
	01/2015	ZAR	103,100		$8,850	0	(27)
	02/2015	INR	1,660,410		26,264	247	0
	02/2015	MXN	78,958		5,425	83	0
	02/2015	MYR	87,845		25,000	30	0
	02/2015		$14,400	KRW	15,870,240	73	0
	02/2015		2,211	MXN	30,290	0	(162)
	02/2015		18,500	PHP	827,975	0	(20)
	02/2015		449	RUB	30,431	61	0
	02/2015		5,800	TWD	183,918	16	0
	04/2015	BRL	79,231		$30,371	1,284	0
	06/2015	COP	33,963,188		13,958	0	(185)
	06/2015		$14,354	COP	35,000,000	220	0
	12/2016		5,536	RUB	392,931	0	(413)
DUB	01/2015	ILS	238,805		$63,067	1,843	0
	01/2015	INR	281,917		4,512	62	0
	01/2015	JPY	22,297,043		189,092	2,942	0
	01/2015	MYR	48,524		14,749	878	0
	01/2015	PLN	33,927		10,000	429	0
	01/2015	TRY	32,050		14,317	679	0
	01/2015		$60,269	IDR	750,797,073	162	(205)
	01/2015		27,944	MYR	94,533	0	(942)
	01/2015		335,489	TRY	769,977	0	(7,855)
	01/2015		38,258	ZAR	436,103	0	(708)
	01/2015	ZAR	242,781		$21,064	239	(80)
	02/2015	BRL	23,524		8,894	113	0
	02/2015	INR	2,610,540		41,402	498	0
	02/2015	MYR	300,981		88,156	2,628	(25)
	02/2015	PHP	650,638		14,442	0	(80)
	02/2015	THB	37,206		1,123	0	(6)
	02/2015		$5,278	MXN	71,543	0	(438)
	02/2015		8,150	MYR	28,309	0	(103)
	04/2015	CLP	7,492,410		$12,036	0	(196)
	04/2015	PEN	22,311		7,472	123	0
	06/2015		$94,441	COP	228,788,478	1,035	(204)
	09/2015		5,220	CNY	31,920	0	(143)
FBF	01/2015	BRL	235,650		$99,853	11,203	0
	01/2015	INR	291,175		4,676	80	0
	01/2015		$88,708	BRL	235,650	5	(63)
	01/2015		4,198	CLP	2,453,494	0	(160)
	01/2015		140,354	HUF	34,142,832	0	(9,931)
	02/2015	MXN	248,648		$17,220	399	0
	02/2015	MYR	6,908		1,968	4	0
	02/2015		$94,283	MXN	1,387,256	0	(432)
	06/2015	COP	12,966,503		$5,571	171	0
	07/2015	BRL	11,824		4,213	0	(17)
GLM	01/2015	CNY	5,701		895	0	(29)
	01/2015	ILS	20,357		5,432	213	0
	01/2015	INR	1,037,257		16,576	205	0
	01/2015	PLN	26,496		7,794	319	0
	01/2015	RON	20,390		5,820	317	0
	01/2015		$70,974	EUR	58,252	0	(486)
	01/2015		134,508	JPY	15,758,600	0	(2,945)
	01/2015		69,590	PLN	233,780	0	(3,637)
	01/2015	ZAR	35,980		$3,247	149	0
	02/2015	EUR	58,252		70,995	486	0
	02/2015	INR	708,597		11,205	102	0
	02/2015	KRW	14,389,447		13,409	287	0
	02/2015	MYR	84,941		24,548	405	(1)
	02/2015	THB	487,950		15,000	191	0
	02/2015		$43,963	JPY	5,292,000	229	0
	02/2015		23,560	THB	770,611	11	(183)
	10/2015	BRL	74,623		$27,457	1,439	0
HUS	01/2015	ILS	79,519		21,101	714	0
	01/2015	INR	227,240		3,644	57	0
	01/2015	PLN	137,795		40,284	1,410	0
	01/2015	SGD	1,363		1,068	40	0
	01/2015	TRY	55,360		23,266	0	(290)
	01/2015		$895	CNY	5,701	29	0
	01/2015		3,710	IDR	45,296,018	0	(76)
	01/2015		98,723	PLN	331,685	0	(5,150)
	01/2015		15,801	RON	55,861	0	(725)
	01/2015		39,898	TRY	92,364	0	(596)
	01/2015		58,161	ZAR	681,344	505	0
	01/2015	ZAR	1,779,615		$155,362	2,736	(605)
	02/2015	BRL	132,767		51,652	2,095	0
	02/2015	INR	629,329		9,942	81	0
	02/2015	MYR	111,594		32,890	1,170	0
	02/2015	THB	380,369		11,519	0	(25)
	02/2015		$304	MXN	4,153	0	(23)
	02/2015		4,979	RUB	279,342	0	(300)
	02/2015		81,392	THB	2,669,606	16	(384)
	02/2015		5,800	TWD	184,208	25	0
	05/2015		4,370	IDR	54,603,150	0	(80)
	06/2015	COP	28,012,208		$11,544	0	(121)
JPM	01/2015	BRL	271,233		113,090	11,053	0
	01/2015	CLP	3,630,008		5,870	0	(104)
	01/2015	IDR	140,462,960		10,984	0	(283)
	01/2015	ILS	68,012		17,602	165	0
	01/2015	PLN	52,383		15,000	222	0
	01/2015	RON	61,234		17,115	589	0
	01/2015	RUB	337,674		6,100	562	(30)
	01/2015		$103,070	BRL	271,233	118	(1,151)
	01/2015		131	HUF	32,265	0	(8)
	01/2015		13,914	IDR	173,438,010	0	(1)
	01/2015		14,155	ILS	54,036	0	(302)
	01/2015		39,023	PLN	131,009	0	(2,063)
	01/2015		27,800	SGD	36,770	0	(60)
	01/2015		30,218	TRY	69,231	0	(728)
	01/2015		141,988	ZAR	1,644,677	282	(658)
	01/2015	ZAR	413,385		$36,922	1,329	0
	02/2015	BRL	17,218		6,366	0	(61)
	02/2015	INR	1,252,400		20,000	376	0
	02/2015	JPY	3,718,700		30,903	0	(151)
	02/2015	MXN	550,798		38,850	1,588	0
	02/2015	MYR	478,537		142,682	6,663	(4)
	02/2015	RUB	164,164		2,702	13	(61)
	02/2015	THB	1,493,737		45,295	85	(125)
	02/2015		$3,080	CNH	19,125	0	(14)
	02/2015		6,640	IDR	81,572,400	0	(130)
	02/2015		93,116	INR	5,870,131	0	(1,137)
	02/2015		39,452	KRW	42,392,224	54	(846)
	02/2015		122,451	MXN	1,727,180	0	(5,603)
	02/2015		284	RUB	19,259	39	0
	02/2015		305,149	THB	10,022,148	338	(1,311)
	04/2015	BRL	48,966		$20,196	2,220	0
	04/2015	PEN	104,505		35,099	676	0
	05/2015		$39,323	IDR	487,708,970	0	(1,045)
	06/2015	COP	7,608,078		$3,174	6	0
	06/2015		$39,078	THB	1,313,818	579	0
	07/2015	BRL	214,571		$77,456	932	(239)
	09/2015		$5,000	CNY	31,950	82	0
MSB	01/2015	BRL	132,653		$56,171	6,267	0
	01/2015	EUR	99,913		124,166	3,267	0
	01/2015	INR	891,716		14,188	114	0
	01/2015	RUB	22,848		327	0	(49)
	01/2015		$49,941	BRL	132,653	0	(38)
	01/2015		6,191	INR	383,532	0	(138)
	02/2015	THB	87,965		$2,664	0	(6)
	02/2015		$95,305	MXN	1,347,569	0	(4,139)
	02/2015		323	RUB	22,848	60	0
RBC	01/2015	BRL	83,411		$35,136	3,836	(79)
	01/2015	HUF	311,186		1,253	64	0
	01/2015	PLN	88,389		26,171	1,235	0
	01/2015	RON	8,578		2,400	85	0
	01/2015	TRY	36,673		16,097	541	(49)
	01/2015		$31,327	BRL	83,411	68	(16)
	01/2015	ZAR	277,935		$24,741	849	(39)
	02/2015	BRL	27,118		10,053	0	(69)
	02/2015	MXN	289,053		20,659	1,117	(13)
	02/2015		$95,282	MXN	1,347,569	0	(4,116)
SCX	01/2015	INR	533,553		$8,567	123	0
	01/2015		$1,848	IDR	22,778,846	0	(21)
	02/2015	MYR	507,383		$145,200	1,037	(60)
	02/2015	PHP	358,440		8,000	0	0
	02/2015	THB	264,440		8,000	0	(26)
	02/2015		$6,090	IDR	74,785,200	0	(122)
	02/2015		1,600	INR	103,104	16	0
	02/2015		95,315	MXN	1,347,569	0	(4,149)
	02/2015		18,500	PHP	826,335	0	(56)
	02/2015		31,200	THB	1,032,174	127	0
SOG	01/2015	IDR	23,146,690		$1,855	0	(2)
	01/2015		$67,863	PLN	227,878	0	(3,575)
	01/2015		10,746	RON	38,857	0	(260)
	02/2015	MXN	50,641		$3,703	277	0
	02/2015	MYR	7,688		2,346	161	0
	03/2015		$576	MXN	8,181	0	(24)
UAG	01/2015	BRL	90,527		$38,980	4,924	0
	01/2015		$34,081	BRL	90,527	0	(26)
	01/2015		14,751	CLP	8,798,972	0	(270)
	01/2015		8,900	IDR	111,428,000	38	0
	01/2015		8,158	MYR	26,700	0	(537)
	01/2015		12,172	TRY	28,558	9	0
	01/2015	ZAR	21,137		$1,800	0	(20)
	02/2015	CNY	93,346		15,114	0	(40)
	02/2015	INR	487,324		7,755	119	0
	02/2015	KRW	5,377,500		5,000	96	0
	02/2015	MYR	195,212		56,154	665	0
	02/2015		$226,959	BRL	598,378	0	(3,606)
	02/2015		28,470	IDR	350,292,400	0	(514)
	02/2015		1,600	INR	103,008	14	0
	02/2015		22,984	MXN	338,975	0	(35)
	02/2015		694,397	MYR	2,281,435	0	(45,903)
	02/2015		19,330	THB	636,730	0	(5)
	06/2015	CNY	1,020		$164	1	0
	07/2015		$25,652	BRL	70,851	0	(305)
	10/2015	BRL	72,813		$25,652	265	0

Total Forward Foreign Currency Contracts						$128,173	$(182,031)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC EUR versus USD		$1.220	03/03/2015	EUR	59,800	$971	$1,371
UAG	Call - OTC USD versus CNH	CNH	6.371	03/03/2015		$105,250	791	262
	Put - OTC USD versus CNY	CNY	6.048	03/03/2015		105,250	433	6

							$2,195	$1,639

Options on Indices
Counterparty	Description	Strike Value		Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC EURO STOXX 50 Index		3,600.000	12/20/2019	EUR	13	$4,717	$3,965

Total Purchased Options							$6,912	$5,604

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.275	02/20/2015	EUR	59,300	$(675)	$(59)
	Call - OTC USD versus BRL	BRL	2.640	06/15/2015		$25,574	(696)	(1,675)
	Put - OTC USD versus JPY	JPY	93.000	09/08/2016		29,370	(531)	(171)
CBK	Put - OTC USD versus JPY		95.000	09/08/2016		23,030	(480)	(163)
	Call - OTC USD versus ZAR	ZAR	11.700	01/07/2015		42,700	(222)	(141)
FBF	Put - OTC USD versus MXN	MXN	13.350	02/25/2015		40,600	(237)	(2)
	Call - OTC USD versus MXN		14.050	02/25/2015		40,600	(254)	(2,121)
GLM	Put - OTC EUR versus USD		$1.190	03/03/2015	EUR	59,800	(480)	(616)
JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		$22,470	(574)	(49)
MSB	Put - OTC USD versus MXN	MXN	13.000	01/14/2015		45,500	(266)	0
	Call - OTC USD versus MXN		14.000	01/14/2015		45,500	(264)	(2,367)

							$(4,679)	$(7,364)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	13	$(4,639)	$(4,552)

Total Written Options						$(9,318)	$(11,916)

Swap Agreements:

Asset Swaps

								Swap Agreements, at Value
Counterparty	Underlying Asset	Receive	Pay	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
CBK	Malaysia Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	$30,052	$915	$(1,470)	$0	$(555)
DUB	Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	4,066	(455)	(699)	0	(1,154)

						$460	$(2,169)	$0	$(1,709)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Export-Import Bank of China	1.000%	09/20/2016	0.493%	$700	$(20)	$26	$6	$0
	South Africa Government International Bond	1.000%	06/20/2015	0.538%	102,300	589	(334)	255	0
BPS	South Africa Government International Bond	1.000%	09/20/2015	0.538%	13,200	88	(40)	48	0
BRC	South Africa Government International Bond	1.000%	06/20/2015	0.538%	9,200	46	(23)	23	0
	South Africa Government International Bond	1.000%	09/20/2015	0.538%	4,400	30	(14)	16	0
	Turkey Government International Bond	1.000%	03/20/2015	0.591%	21,400	66	(40)	26	0
CBK	Rosneft Oil Co. Via Rosneft International Finance Ltd.	1.000%	03/20/2015	7.959%	32,000	(833)	360	0	(473)
	Russia Government International Bond	1.000%	03/20/2015	5.123%	29,600	(169)	(87)	0	(256)
DUB	Brazil Government International Bond	1.000%	03/20/2016	0.995%	900	(2)	2	0	0
	South Africa Government International Bond	1.000%	09/20/2015	0.538%	4,600	28	(11)	17	0
FBF	Qatar Government International Bond	1.000%	03/20/2016	0.378%	25,000	(153)	351	198	0
GST	Brazil Government International Bond	1.000%	03/20/2016	0.995%	15,800	(24)	30	6	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2015	7.206%	6,000	3	(82)	0	(79)
	Russia Government International Bond	1.000%	03/20/2016	5.107%	6,000	(16)	(273)	0	(289)
HUS	Qatar Government International Bond	1.000%	06/20/2016	0.403%	500	(4)	9	5	0
JPM	Russia Government International Bond	1.000%	03/20/2016	5.107%	14,300	(42)	(647)	0	(689)
MYC	Brazil Government International Bond	1.000%	03/20/2016	0.995%	10,300	(2)	6	4	0
	Export-Import Bank of China	1.000%	09/20/2016	0.493%	1,000	(27)	36	9	0
	Qatar Government International Bond	1.000%	06/20/2016	0.403%	13,000	(4)	123	119	0
	Russia Government International Bond	1.000%	03/20/2015	5.123%	8,500	23	(97)	0	(74)

						$(423)	$(705)	$732	$(1,860)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.420%	01/02/2017	BRL	365,800	$423	$(11,685)	$0	$(11,262)
	Pay	1-Year BRL-CDI	8.910%	01/02/2017		79,200	80	(2,127)	0	(2,047)
	Receive	1-Year BRL-CDI	10.910%	01/02/2017		276,900	1,080	818	1,898	0
	Pay	1-Year BRL-CDI	11.610%	01/02/2018		381,600	(1,527)	(1,274)	0	(2,801)
	Receive	1-Year BRL-CDI	3.000%	11/20/2015	CLP	135,700,000	0	(87)	0	(87)
	Pay	3-Month COP-IBR Compounded-OIS	5.310%	08/29/2019	COP	2,970,000	0	4	4	0
	Pay	3-Month MYR-KLIBOR	4.160%	07/22/2020	MYR	130,500	0	209	209	0
	Pay	3-Month MYR-KLIBOR	4.170%	07/27/2020		81,600	(6)	145	139	0
	Pay	6-Month CLP-CHILIBOR	3.920%	11/20/2019	CLP	29,500,000	(27)	522	495	0
	Pay	6-Month THB-THBFIX	3.320%	11/12/2018	THB	85,000	0	114	114	0
	Pay	6-Month THB-THBFIX	3.390%	11/13/2018		81,000	0	116	116	0
	Pay	6-Month THB-THBFIX	3.320%	07/27/2020		1,382,300	0	2,288	2,288	0
BPS	Pay	1-Year BRL-CDI	12.360%	01/02/2018	BRL	116,600	136	(313)	0	(177)
	Pay	1-Year BRL-CDI	12.985%	01/02/2018		52,800	0	147	147	0
	Receive	1-Year BRL-CDI	12.055%	01/04/2021		151,600	(774)	534	0	(240)
	Pay	6-Month THB-THBFIX	3.480%	01/14/2021	THB	456,100	0	911	911	0
	Pay	6-Month THB-THBFIX	3.415%	01/21/2021		291,760	(1)	545	544	0
	Pay	6-Month THB-THBFIX	3.385%	01/23/2021		266,600	(1)	483	482	0
BRC	Pay	1-Year BRL-CDI	8.180%	01/02/2017	BRL	97,400	(260)	(3,051)	0	(3,311)
	Pay	3-Month MYR-KLIBOR	3.720%	06/14/2015	MYR	83,000	0	(17)	0	(17)
	Pay	3-Month MYR-KLIBOR	3.175%	07/09/2017		39,930	0	(204)	0	(204)
	Pay	3-Month ZAR-JIBAR	7.250%	12/18/2018	ZAR	454,300	9	53	62	0
	Pay	3-Month ZAR-JIBAR	7.500%	12/17/2019		170,600	58	26	84	0
	Pay	3-Month ZAR-JIBAR	6.500%	03/20/2020		579,200	85	(2,058)	0	(1,973)
	Pay	3-Month ZAR-JIBAR	7.545%	09/17/2020		99,000	(6)	40	34	0
	Pay	3-Month ZAR-JIBAR	8.000%	12/18/2023		571,800	230	318	548	0
	Pay	6-Month HUF-BBR	6.150%	09/15/2015	HUF	4,689,200	97	612	709	0
	Pay	6-Month THB-THBFIX	3.395%	06/22/2020	THB	285,000	0	460	460	0
CBK	Pay	3-Month MYR-KLIBOR	3.360%	04/17/2018	MYR	96,080	(1)	(493)	0	(494)
	Pay	3-Month MYR-KLIBOR	3.325%	04/24/2018		61,900	0	(341)	0	(341)
	Pay	3-Month ZAR-JIBAR	6.500%	11/16/2016	ZAR	47,100	(13)	(5)	0	(18)
	Pay	6-Month PLN-WIBOR	4.650%	11/16/2016	PLN	31,100	(4)	496	492	0
	Pay	6-Month THB-THBFIX	3.390%	01/29/2015	THB	1,088,000	62	175	237	0
	Pay	6-Month THB-THBFIX	3.520%	01/13/2021		36,700	0	76	76	0
	Pay	6-Month THB-THBFIX	3.480%	01/14/2021		243,000	0	485	485	0
	Pay	6-Month THB-THBFIX	3.410%	01/15/2021		177,700	(1)	333	332	0
	Pay	6-Month THB-THBFIX	3.420%	01/17/2021		483,840	0	911	911	0
	Pay	28-Day MXN-TIIE	8.050%	12/26/2018	MXN	50	0	0	0	0
DUB	Pay	1-Year BRL-CDI	9.210%	01/02/2017	BRL	107,800	0	(2,501)	0	(2,501)
	Pay	1-Year BRL-CDI	11.610%	01/02/2018		222,500	(366)	(1,267)	0	(1,633)
	Receive	1-Year BRL-CDI	11.160%	01/04/2021		52,300	25	498	523	0
	Receive	1-Year BRL-CDI	11.500%	01/04/2021		32,600	202	(16)	186	0
	Pay	3-Month MYR-KLIBOR	3.175%	07/09/2017	MYR	45,000	0	(230)	0	(230)
	Pay	3-Month MYR-KLIBOR	3.335%	04/19/2018		47,916	0	(257)	0	(257)
	Pay	3-Month MYR-KLIBOR	4.020%	09/20/2020		95,600	(6)	(61)	0	(67)
	Pay	6-Month THB-THBFIX	3.350%	11/08/2018	THB	99,000	0	137	137	0
	Pay	6-Month THB-THBFIX	3.340%	11/11/2018		73,000	0	100	100	0
	Pay	6-Month THB-THBFIX	3.370%	11/14/2018		81,000	0	112	112	0
	Pay	6-Month THB-THBFIX	3.480%	01/14/2021		157,700	0	315	315	0
	Pay	6-Month THB-THBFIX	3.410%	01/15/2021		126,900	(1)	238	237	0
	Pay	6-Month THB-THBFIX	3.410%	01/21/2021		255,630	(1)	476	475	0
	Pay	6-Month THB-THBFIX	3.390%	01/23/2021		236,600	(1)	431	430	0
	Pay	28-Day MXN-TIIE	4.355%	10/12/2016	MXN	145,300	0	(17)	0	(17)
	Pay	28-Day MXN-TIIE	5.000%	10/10/2019		84,800	0	(79)	0	(79)
FBF	Pay	28-Day MXN-TIIE	6.350%	09/01/2023		267,000	23	522	545	0
GLM	Pay	1-Year BRL-CDI	8.720%	01/02/2017	BRL	29,100	80	(897)	0	(817)
	Pay	1-Year BRL-CDI	12.360%	01/02/2018		159,800	456	(698)	0	(242)
	Pay	3-Month COP-IBR Compounded-OIS	6.200%	03/21/2024	COP	33,520,000	(9)	(25)	0	(34)
	Pay	3-Month COP-IBR Compounded-OIS	6.120%	10/16/2024		30,627,000	(4)	(130)	0	(134)
	Pay	3-Month ZAR-JIBAR	7.500%	12/17/2024	ZAR	17,667	(9)	(36)	0	(45)
	Pay	28-Day MXN-TIIE	7.220%	08/25/2028	MXN	180,800	(34)	978	944	0
	Pay	28-Day MXN-TIIE	7.245%	09/06/2028		100,000	(1)	530	529	0
GST	Pay	3-Month ZAR-JIBAR	7.500%	06/19/2018	ZAR	93,400	(24)	118	94	0
	Pay	3-Month ZAR-JIBAR	7.250%	12/18/2018		225,800	(69)	100	31	0
	Pay	3-Month ZAR-JIBAR	7.500%	12/17/2019		201,400	66	33	99	0
HUS	Pay	1-Year BRL-CDI	8.320%	01/02/2017	BRL	531,100	672	(17,703)	0	(17,031)
	Pay	3-Month COP-IBR Compounded-OIS	6.200%	03/21/2024	COP	33,140,000	(9)	(25)	0	(34)
	Pay	3-Month ZAR-JIBAR	7.500%	12/18/2018	ZAR	563,800	(100)	602	502	0
	Receive	3-Month ZAR-JIBAR	7.750%	12/17/2019		56,100	2	(81)	0	(79)
	Pay	3-Month ZAR-JIBAR	7.500%	06/19/2023		306,700	(515)	50	0	(465)
	Pay	3-Month ZAR-JIBAR	7.500%	12/17/2024		35,333	(15)	(76)	0	(91)
	Pay	6-Month HUF-BBR	6.150%	09/15/2015	HUF	8,385,000	(96)	1,365	1,269	0
	Pay	6-Month THB-THBFIX	2.260%	12/18/2019	THB	1,418,500	(3)	(80)	0	(83)
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MXN	194,800	316	1,057	1,373	0
	Pay	28-Day MXN-TIIE	6.750%	08/31/2021		52,700	(3)	216	213	0
	Pay	28-Day MXN-TIIE	5.500%	02/22/2023		434,400	(33)	(797)	0	(830)
JPM	Pay	1-Year BRL-CDI	11.610%	01/02/2018	BRL	186,500	(271)	(1,098)	0	(1,369)
	Pay	3-Month COP-IBR Compounded-OIS	5.220%	03/13/2019	COP	5,000,000	(1)	8	7	0
	Pay	3-Month MYR-KLIBOR	3.720%	06/11/2015	MYR	64,000	0	(14)	0	(14)
	Pay	3-Month MYR-KLIBOR	3.370%	08/17/2016		462,100	97	(1,120)	0	(1,023)
	Pay	3-Month MYR-KLIBOR	3.330%	04/19/2018		40,940	0	(222)	0	(222)
	Pay	3-Month MYR-KLIBOR	4.260%	11/02/2020		18,600	0	55	55	0
	Pay	3-Month ZAR-JIBAR	6.500%	03/20/2020	ZAR	464,400	113	(1,696)	0	(1,583)
	Pay	3-Month ZAR-JIBAR	8.000%	06/19/2023		118,200	(132)	273	141	0
	Pay	3-Month ZAR-JIBAR	7.750%	12/18/2023		301,100	(32)	(104)	0	(136)
	Pay	6-Month HUF-BBR	6.000%	09/15/2015	HUF	4,380,900	0	638	638	0
	Pay	6-Month HUF-BBR	6.150%	09/15/2015		300,000	(8)	53	45	0
	Pay	6-Month THB-THBFIX	3.480%	08/19/2016	THB	5,055,400	328	4,484	4,812	0
	Pay	6-Month THB-THBFIX	3.320%	07/29/2020		413,900	(4)	689	685	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023	MXN	7,000	(42)	44	2	0
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		525,600	(12)	3,271	3,259	0
MYC	Pay	1-Year BRL-CDI	8.220%	01/02/2017	BRL	9,100	(5)	(300)	0	(305)
	Pay	1-Year BRL-CDI	8.630%	01/02/2017		43,100	3	(1,305)	0	(1,302)
	Pay	1-Year BRL-CDI	8.640%	01/02/2017		478,400	2,851	(15,603)	0	(12,752)
	Pay	3-Month ZAR-JIBAR	6.950%	08/10/2016	ZAR	372,600	(13)	178	165	0
	Pay	6-Month CLP-CHILIBOR	4.410%	04/24/2019	CLP	1,200,000	(1)	65	64	0
	Pay	6-Month HUF-BBR	6.180%	08/24/2020	HUF	2,950,000	0	2,261	2,261	0
	Pay	28-Day MXN-TIIE	7.850%	05/28/2021	MXN	340,000	18	2,855	2,873	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		456,750	142	1,561	1,703	0
	Pay	28-Day MXN-TIIE	5.000%	02/22/2023		407,600	(366)	(1,386)	0	(1,752)
UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017	BRL	17,400	(18)	(570)	0	(588)
	Pay	1-Year BRL-CDI	8.590%	01/02/2017		75,000	0	(2,299)	0	(2,299)
	Pay	1-Year BRL-CDI	8.900%	01/02/2017		297,500	418	(8,143)	0	(7,725)
	Receive	1-Year BRL-CDI	10.910%	01/02/2017		28,300	118	76	194	0
	Pay	1-Year BRL-CDI	11.610%	01/02/2018		242,100	0	(1,777)	0	(1,777)
	Receive	1-Year BRL-CDI	12.230%	01/04/2021		130,500	(404)	(97)	0	(501)
	Pay	28-Day MXN-TIIE	5.630%	10/11/2021	MXN	229,300	82	(190)	0	(108)

							$3,043	$(47,345)	$36,795	$(81,097)

Total Swap Agreements							$3,080	$(50,219)	$37,527	$(84,666)

(i)	Securities with an aggregate market value of $127,283 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$926	$0	$926
Brazil
Corporate Bonds & Notes	0	291,193	0	291,193
Sovereign Issues	0	1,059,021	0	1,059,021
Cayman Islands
Asset-Backed Securities	0	4,521	393	4,914
Corporate Bonds & Notes	0	27,529	2,676	30,205
Chile
Corporate Bonds & Notes	0	19,700	0	19,700
Sovereign Issues	0	7,312	0	7,312
China
Common Stocks	2,253	0	0	2,253
Corporate Bonds & Notes	0	19,136	0	19,136
Sovereign Issues	0	4,308	0	4,308
Colombia
Corporate Bonds & Notes	0	55,766	0	55,766
Sovereign Issues	0	452,509	0	452,509
El Salvador
Sovereign Issues	0	6,694	0	6,694
France
Corporate Bonds & Notes	0	15,887	0	15,887
Germany
Corporate Bonds & Notes	0	11,487	0	11,487
Hong Kong
Corporate Bonds & Notes	0	21,227	0	21,227
Hungary
Sovereign Issues	0	24,081	0	24,081
India
Corporate Bonds & Notes	0	58,813	0	58,813
Indonesia
Corporate Bonds & Notes	0	59,742	0	59,742
Sovereign Issues	0	654,038	0	654,038
Ireland
Corporate Bonds & Notes	0	98,397	0	98,397
Israel
Corporate Bonds & Notes	0	14,834	0	14,834
Kazakhstan
Corporate Bonds & Notes	0	120,446	0	120,446
Luxembourg
Corporate Bonds & Notes	0	269,134	0	269,134
Malaysia
Corporate Bonds & Notes	0	824	0	824
Sovereign Issues	0	508,114	0	508,114
Mexico
Common Stocks	0	0	1	1
Corporate Bonds & Notes	0	156,742	316	157,058
Sovereign Issues	0	166,215	0	166,215
Netherlands
Corporate Bonds & Notes	0	9,006	0	9,006
Nigeria
Sovereign Issues	0	120,200	0	120,200
Panama
Sovereign Issues	0	9,360	0	9,360
Peru
Sovereign Issues	0	162,545	0	162,545
Philippines
Corporate Bonds & Notes	0	989	0	989
Sovereign Issues	0	60,476	0	60,476
Poland
Sovereign Issues	0	720,146	0	720,146
Qatar
Corporate Bonds & Notes	0	3,110	0	3,110
Sovereign Issues	0	5,413	0	5,413
Romania
Sovereign Issues	0	167,763	0	167,763
Russia
Corporate Bonds & Notes	0	14,613	0	14,613
Sovereign Issues	0	75,351	0	75,351
South Africa
Corporate Bonds & Notes	0	2,085	0	2,085
Sovereign Issues	0	837,464	0	837,464
South Korea
Corporate Bonds & Notes	0	73,167	0	73,167
Sovereign Issues	0	31,031	0	31,031
Sri Lanka
Sovereign Issues	0	10,482	0	10,482
Thailand
Sovereign Issues	0	118,874	0	118,874
Turkey
Corporate Bonds & Notes	0	13,719	0	13,719
Sovereign Issues	0	578,287	0	578,287
United States
Asset-Backed Securities	0	6,991	0	6,991
Corporate Bonds & Notes	0	150,268	0	150,268
Mortgage-Backed Securities	0	4,649	0	4,649
U.S. Government Agencies	0	50	0	50
Virgin Islands (British)
Corporate Bonds & Notes	0	48,491	0	48,491
Short-Term Instruments
Certificates of Deposit	0	128,740	0	128,740
Repurchase Agreements	0	284	0	284
Short-Term Notes	0	8,702	0	8,702
U.S. Treasury Bills	0	154,693	0	154,693
	$2,253	$7,645,545	$3,386	$7,651,184

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$890,304	$0	$0	$890,304

Total Investments	$892,557	$7,645,545	$3,386	$8,541,488

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,311)	$0	$(3,311)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,566	0	1,566
Over the counter	0	171,304	0	171,304
	$0	$172,870	$0	$172,870

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(251)	0	(251)
Over the counter	0	(278,613)	0	(278,613)

	$0	$(278,864)	$0	$(278,864)

Totals	$892,557	$7,536,240	$3,386	$8,432,183

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.2%
AZERBAIJAN 0.6%
SOVEREIGN ISSUES 0.6%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024	$15,200	$15,010

Total Azerbaijan (Cost $14,922)		15,010

BRAZIL 10.8%
CORPORATE BONDS & NOTES 10.6%
Banco BTG Pactual S.A.
4.000% due 01/16/2020	$3,300	2,954
Banco do Brasil S.A.
3.875% due 10/10/2022	34,850	32,062
6.000% due 01/22/2020	775	831
9.250% due 04/15/2023 (d)(f)	2,500	2,406
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019	510	504
Brazil Minas SPE Via State of Minas Gerais
5.333% due 02/15/2028	10,100	10,024
BRF S.A.
4.750% due 05/22/2024	10,300	10,030
Caixa Economica Federal
3.500% due 11/07/2022	12,050	10,423
4.250% due 05/13/2019	10,300	10,068
4.500% due 10/03/2018	6,500	6,419
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021	21,235	20,492
6.875% due 07/30/2019	24,550	25,164
CSN Islands Corp.
6.875% due 09/21/2019	8,810	8,215
Petrobras Global Finance BV
5.625% due 05/20/2043	8,900	7,300
6.250% due 03/17/2024	10,400	9,922
Petrobras International Finance Co. S.A.
5.375% due 01/27/2021	4,400	4,099
5.750% due 01/20/2020	23,746	22,970
6.750% due 01/27/2041	2,600	2,378
6.875% due 01/20/2040	3,600	3,350
7.875% due 03/15/2019	76,860	81,269
Samarco Mineracao S.A.
5.750% due 10/24/2023	8,900	8,522
Vale Overseas Ltd.
6.875% due 11/21/2036	700	741
8.250% due 01/17/2034	1,755	2,118

		282,261

SOVEREIGN ISSUES 0.2%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019	2,580	2,748
Brazil Government International Bond
5.625% due 01/07/2041	1,350	1,461

		4,209

Total Brazil (Cost $307,613)		286,470

CAYMAN ISLANDS 2.1%
CORPORATE BONDS & NOTES 2.1%
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020	$500	538
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	12,520	14,074
Interoceanica Finance Ltd.
0.000% due 05/15/2030	7,400	3,629
Mongolian Mining Corp.
8.875% due 03/29/2017	1,875	1,237
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	34,229	32,175
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	2,117	1,906
6.750% due 10/01/2022	2,022	1,855

Total Cayman Islands (Cost $58,438)		55,414

CHILE 2.7%
CORPORATE BONDS & NOTES 2.6%
Banco del Estado de Chile
3.875% due 02/08/2022		$200	202
Banco Santander Chile
3.875% due 09/20/2022		13,610	13,512
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		3,300	3,456
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		8,600	7,961
4.875% due 11/04/2044		2,200	2,243
Corpbanca S.A.
3.875% due 09/22/2019		10,000	10,046
E.CL S.A.
5.625% due 01/15/2021		10,500	11,365
ENTEL Chile S.A.
4.875% due 10/30/2024		13,500	13,751
GNL Quintero S.A.
4.634% due 07/31/2029		6,400	6,495

			69,031

SOVEREIGN ISSUES 0.1%
Chile Government International Bond
3.625% due 10/30/2042		2,200	2,008

Total Chile (Cost $68,813)			71,039

	SHARES
CHINA 0.4%
COMMON STOCKS 0.0%
Kweichow Moutai Co. Ltd.		41,459	1,267

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.3%
Sinopec Group Overseas Development Ltd.
4.875% due 05/17/2042		$7,710	8,417

SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.800% due 01/03/2016	CNY	139	23
5.840% due 01/03/2019		3,510	606
China Government International Bond
3.290% due 04/18/2020		8,250	1,313
3.320% due 06/12/2015		570	92
3.380% due 05/23/2023		1,200	190
4.080% due 08/22/2023		1,100	183

			2,407

Total China (Cost $10,941)			12,091

COLOMBIA 3.2%
CORPORATE BONDS & NOTES 2.2%
Bancolombia S.A.
5.950% due 06/03/2021		$1,250	1,347
Ecopetrol S.A.
5.875% due 09/18/2023		8,200	8,702
5.875% due 05/28/2045		15,900	14,787
7.375% due 09/18/2043		11,800	12,774
7.625% due 07/23/2019		18,880	21,712

			59,322

SOVEREIGN ISSUES 1.0%
Colombia Government International Bond
6.125% due 01/18/2041		8,715	10,501
7.375% due 09/18/2037		7,275	9,858

8.125% due 05/21/2024	4,100	5,463

		25,822

Total Colombia (Cost $84,516)		85,144

COSTA RICA 0.8%
SOVEREIGN ISSUES 0.8%
Costa Rica Government International Bond
4.250% due 01/26/2023	$12,430	11,435
4.375% due 04/30/2025	4,000	3,550
5.625% due 04/30/2043	6,300	5,245

Total Costa Rica (Cost $22,663)		20,230

EL SALVADOR 2.6%
SOVEREIGN ISSUES 2.6%
El Salvador Government International Bond
5.875% due 01/30/2025	$15,400	15,053
6.375% due 01/18/2027	3,900	3,929
7.625% due 09/21/2034	3,070	3,247
7.625% due 02/01/2041	18,050	19,133
7.650% due 06/15/2035	16,630	17,711
7.750% due 01/24/2023	500	554
8.250% due 04/10/2032	7,210	8,291

Total El Salvador (Cost $71,601)		67,918

ETHIOPIA 0.2%
SOVEREIGN ISSUES 0.2%
Federal Democratic Republic of Ethiopia
6.625% due 12/11/2024	$4,100	4,039

Total Ethiopia (Cost $4,100)		4,039

GABON 0.3%
SOVEREIGN ISSUES 0.3%
Gabonese Republic
6.375% due 12/12/2024	$7,204	6,880

Total Gabon (Cost $7,213)		6,880

GHANA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Ghana
8.125% due 01/18/2026	$6,100	5,658

Total Ghana (Cost $6,050)		5,658

GUATEMALA 0.9%
SOVEREIGN ISSUES 0.9%
Guatemala Government Bond
4.875% due 02/13/2028	$4,300	4,354
5.750% due 06/06/2022	18,300	19,897

Total Guatemala (Cost $23,241)		24,251

GUERNSEY, CHANNEL ISLANDS 0.0%

Total Guernsey, Channel Islands (Cost $0)		0

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
Nexen Energy ULC
6.400% due 05/15/2037	$1,130	1,412
7.500% due 07/30/2039	3,370	4,692

Total Hong Kong (Cost $5,685)		6,104

INDIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Indian Railway Finance Corp. Ltd.
4.406% due 03/30/2016	$200	207

Total India (Cost $201)		207

INDONESIA 7.2%
CORPORATE BONDS & NOTES 3.8%
Majapahit Holding BV
7.750% due 01/20/2020		$25,607	29,768
7.875% due 06/29/2037		1,750	2,065
Pertamina Persero PT
4.300% due 05/20/2023		10,000	9,600
6.000% due 05/03/2042		28,658	28,050
6.450% due 05/30/2044		23,600	24,697
Perusahaan Listrik Negara PT
5.500% due 11/22/2021		5,270	5,520

			99,700

SOVEREIGN ISSUES 3.4%
Indonesia Government International Bond
4.625% due 04/15/2043		27,400	25,516
5.375% due 10/17/2023		5,000	5,475
5.875% due 03/13/2020		8,008	8,909
6.625% due 02/17/2037		6,360	7,489
6.750% due 01/15/2044		24,000	29,760
7.750% due 01/17/2038		7,225	9,492
8.500% due 10/12/2035		2,400	3,354

			89,995

Total Indonesia (Cost $184,046)			189,695

IRELAND 7.1%
CORPORATE BONDS & NOTES 7.1%
Metalloinvest Finance Ltd.
5.625% due 04/17/2020		$16,100	12,298
MMC Norilsk Nickel OJSC Via MMC Finance Ltd.
5.550% due 10/28/2020		8,600	7,835
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		24,150	18,112
4.422% due 12/13/2022 (f)		3,250	2,437
6.604% due 02/03/2021		24,200	20,933
OJSC Novolipetsk Steel Via Steel Funding Ltd.
4.450% due 02/19/2018		25,800	22,962
Phosagro OAO Via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		2,800	2,450
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017		25,660	24,364
7.487% due 03/25/2031	GBP	1,000	1,359
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		$17,800	14,985
9.125% due 04/30/2018		2,500	2,375
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		10,750	9,739
5.450% due 11/22/2017		6,700	5,906
6.025% due 07/05/2022		41,415	31,695
6.902% due 07/09/2020		13,160	10,597

Total Ireland (Cost $228,527)			188,047

ISRAEL 0.2%
CORPORATE BONDS & NOTES 0.2%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		$5,000	5,594

Total Israel (Cost $5,508)			5,594

IVORY COAST 0.3%
SOVEREIGN ISSUES 0.3%
Ivory Coast Government International Bond
5.375% due 07/23/2024		$8,200	7,874

Total Ivory Coast (Cost $8,047)			7,874

KAZAKHSTAN 4.4%
CORPORATE BONDS & NOTES 3.5%
KazMunayGas National Co. JSC
4.400% due 04/30/2023		$1,400	1,247
5.750% due 04/30/2043		20,150	17,027

6.000% due 11/07/2044	9,300	7,912
6.375% due 04/09/2021	25,780	26,199
7.000% due 05/05/2020	39,200	40,935

		93,320

SOVEREIGN ISSUES 0.9%
Kazakhstan Government International Bond
3.875% due 10/14/2024	13,400	12,571
4.875% due 10/14/2044	12,200	11,193

		23,764

Total Kazakhstan (Cost $123,980)		117,084

KENYA 0.5%
SOVEREIGN ISSUES 0.5%
Kenya Government International Bond
5.875% due 06/24/2019	$4,200	4,263
6.875% due 06/24/2024	9,750	10,262

Total Kenya (Cost $13,950)		14,525

LITHUANIA 0.1%
SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond
6.125% due 03/09/2021	$1,600	1,869

Total Lithuania (Cost $1,813)		1,869

LUXEMBOURG 8.3%
CORPORATE BONDS & NOTES 8.3%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	$8,700	6,395
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020	6,520	5,379
5.999% due 01/23/2021	1,160	1,021
6.212% due 11/22/2016	300	290
6.510% due 03/07/2022	26,413	23,778
8.146% due 04/11/2018	15,800	15,721
9.250% due 04/23/2019	56,830	58,223
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017	6,410	5,449
6.299% due 05/15/2017	8,450	7,512
7.750% due 05/29/2018	17,250	15,266
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017	14,100	13,215
5.180% due 06/28/2019	4,200	3,738
5.400% due 03/24/2017	28,500	26,683
5.717% due 06/16/2021	7,900	6,912
6.125% due 02/07/2022	2,585	2,304
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018	5,730	4,957
5.900% due 10/17/2022	6,410	5,320
6.700% due 10/25/2017	18,325	17,003
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016	800	776

Total Luxembourg (Cost $253,331)		219,942

	SHARES
MEXICO 11.1%
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)	93,349	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 10.1%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022	$1,620	1,608
BBVA Bancomer S.A.
6.750% due 09/30/2022	350	386

Comision Federal de Electricidad
4.875% due 01/15/2024	10,500	10,999
5.750% due 02/14/2042	5,100	5,467
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^	900	55
Petroleos Mexicanos
3.500% due 01/30/2023	1,200	1,151
4.875% due 01/24/2022	63,255	66,412
5.500% due 01/21/2021	1,000	1,087
5.500% due 06/27/2044	29,630	30,371
6.375% due 01/23/2045	9,400	10,692
6.500% due 06/02/2041	111,870	128,930
6.625% due 06/15/2035	9,375	10,875
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^	4,900	539

		268,572

SOVEREIGN ISSUES 1.0%
Mexico Government International Bond
5.550% due 01/21/2045	3,120	3,635
5.750% due 10/12/2110	5,300	5,724
6.050% due 01/11/2040	13,500	16,578
6.750% due 09/27/2034	300	393

		26,330

Total Mexico (Cost $294,637)		294,902

MONGOLIA 0.8%
SOVEREIGN ISSUES 0.8%
Mongolia Government International Bond
4.125% due 01/05/2018	$11,800	10,974
5.125% due 12/05/2022	10,630	9,248

Total Mongolia (Cost $22,333)		20,222

MOROCCO 1.0%
SOVEREIGN ISSUES 1.0%
Morocco Government International Bond
4.250% due 12/11/2022	$19,300	19,638
5.500% due 12/11/2042	8,000	8,272

Total Morocco (Cost $27,686)		27,910

NETHERLANDS 0.8%
CORPORATE BONDS & NOTES 0.8%
CIMPOR Financial Operations BV
5.750% due 07/17/2024	$13,800	12,143
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020	8,700	8,613

Total Netherlands (Cost $22,424)		20,756

PANAMA 1.4%
CORPORATE BONDS & NOTES 0.1%
ENA Norte Trust
4.950% due 04/25/2028	$1,725	1,776

SOVEREIGN ISSUES 1.3%
Panama Government International Bond
4.000% due 09/22/2024	2,200	2,271
7.125% due 01/29/2026	12,842	16,598
8.125% due 04/28/2034	2,860	3,997
8.875% due 09/30/2027	7,235	10,545
9.375% due 01/16/2023	900	1,238

		34,649

Total Panama (Cost $34,916)		36,425

PARAGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Paraguay
6.100% due 08/11/2044	$5,700	6,099

Total Paraguay (Cost $5,700)		6,099

PERU 1.6%
CORPORATE BONDS & NOTES 0.5%
Banco de Credito del Peru
4.250% due 04/01/2023	$800	794
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022	8,400	8,757
Union Andina de Cementos SAA
5.875% due 10/30/2021	3,400	3,458

		13,009

SOVEREIGN ISSUES 1.1%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	7,700	7,353
Peru Government International Bond
8.750% due 11/21/2033	14,700	22,969

		30,322

Total Peru (Cost $41,947)		43,331

PHILIPPINES 0.3%
CORPORATE BONDS & NOTES 0.0%
Energy Development Corp.
6.500% due 01/20/2021	$940	1,025

SOVEREIGN ISSUES 0.3%
Philippines Government International Bond
7.750% due 01/14/2031	2,470	3,566
10.625% due 03/16/2025	2,500	4,038

		7,604

Total Philippines (Cost $7,883)		8,629

RUSSIA 2.0%
CORPORATE BONDS & NOTES 1.7%
ALROSA Finance S.A.
7.750% due 11/03/2020	$200	190
SCF Capital Ltd.
5.375% due 10/27/2017	37,100	30,690
Sibur Securities Ltd.
3.914% due 01/31/2018	16,600	13,695
VimpelCom Holdings BV
5.200% due 02/13/2019	100	82

		44,657

SOVEREIGN ISSUES 0.3%
Russia Government International Bond
5.625% due 04/04/2042	2,800	2,357
5.875% due 09/16/2043 (f)	2,400	2,087
5.875% due 09/16/2043	2,000	1,739
12.750% due 06/24/2028	1,525	2,197

		8,380

Total Russia (Cost $64,610)		53,037

SENEGAL 0.5%
SOVEREIGN ISSUES 0.5%
Senegal Government International Bond
8.750% due 05/13/2021	$12,400	13,673

Total Senegal (Cost $14,436)		13,673

SERBIA 0.0%
SOVEREIGN ISSUES 0.0%
Republic of Serbia
5.875% due 12/03/2018	$900	943

Total Serbia (Cost $934)		943

SLOVENIA 1.7%
SOVEREIGN ISSUES 1.7%
Slovenia Government International Bond
5.250% due 02/18/2024		$40,100	44,260

Total Slovenia (Cost $40,393)			44,260

SOUTH AFRICA 2.6%
CORPORATE BONDS & NOTES 2.3%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$2,950	2,840
6.500% due 04/15/2040		1,300	1,148
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		25,100	25,351
6.750% due 08/06/2023		10,800	11,259
Transnet SOC Ltd.
4.000% due 07/26/2022		21,100	20,045

			60,643

SOVEREIGN ISSUES 0.3%
South Africa Government International Bond
5.375% due 07/24/2044		8,700	9,206

Total South Africa (Cost $71,207)			69,849

SPAIN 0.0%
CORPORATE BONDS & NOTES 0.0%
Santander Issuances S.A.U.
0.940% due 09/30/2019	EUR	100	118

SOVEREIGN ISSUES 0.0%
Autonomous Community of Valencia
2.509% due 09/03/2017		250	306

Total Spain (Cost $432)			424

SRI LANKA 0.3%
CORPORATE BONDS & NOTES 0.3%
National Savings Bank
5.150% due 09/10/2019		$7,600	7,562

Total Sri Lanka (Cost $7,600)			7,562

TRINIDAD AND TOBAGO 0.4%
CORPORATE BONDS & NOTES 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$8,431	8,600
9.750% due 08/14/2019		1,575	1,866

Total Trinidad and Tobago (Cost $10,273)			10,466

TUNISIA 0.0%
SOVEREIGN ISSUES 0.0%
Banque Centrale de Tunisie S.A.
3.280% due 08/09/2027	JPY	100,000	642

Total Tunisia (Cost $972)			642

TURKEY 3.6%
CORPORATE BONDS & NOTES 0.3%
Arcelik A/S
5.000% due 04/03/2023		$6,990	6,767

Export Credit Bank of Turkey
5.000% due 09/23/2021		1,400	1,429

			8,196

SOVEREIGN ISSUES 3.3%
Turkey Government International Bond
4.125% due 04/11/2023 (f)	EUR	15,200	19,956
6.000% due 01/14/2041		$24,480	27,876
6.750% due 05/30/2040		26,400	32,703
6.875% due 03/17/2036		2,400	2,976
7.250% due 03/05/2038		1,000	1,296
8.000% due 02/14/2034		3,100	4,252

			89,059

Total Turkey (Cost $96,251)			97,255

UKRAINE 1.0%
SOVEREIGN ISSUES 1.0%
Ukraine Government International Bond
6.250% due 06/17/2016		$1,100	720
6.580% due 11/21/2016		3,400	2,129
6.875% due 09/23/2015		900	646
7.750% due 09/23/2020		11,800	7,154
7.950% due 02/23/2021 (f)		5,300	3,286
9.250% due 07/24/2017		19,900	12,437

Total Ukraine (Cost $40,260)			26,372

UNITED STATES 1.9%
ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.530% due 04/25/2037		$442	229
5.726% due 10/25/2036 ^		349	222
6.000% due 07/25/2047 ^		181	148

			599

CORPORATE BONDS & NOTES 1.3%
California Resources Corp.
5.000% due 01/15/2020		6,300	5,497
5.500% due 09/15/2021		6,900	5,934
Rio Oil Finance Trust
6.250% due 07/06/2024		21,500	20,588
Southern Copper Corp.
5.250% due 11/08/2042		2,100	1,886

			33,905

MORTGAGE-BACKED SECURITIES 0.6%
Adjustable Rate Mortgage Trust
2.622% due 11/25/2035 ^		379	326
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051		2,220	2,373
Banc of America Funding Trust
2.620% due 11/20/2035 ^		271	241
5.888% due 04/25/2037 ^		413	359
Bear Stearns Adjustable Rate Mortgage Trust
2.484% due 02/25/2036 ^		254	213
2.509% due 01/25/2035		42	40
Chase Mortgage Finance Trust
2.479% due 03/25/2037		287	267
Citigroup Mortgage Loan Trust, Inc.
1.930% due 09/25/2035		645	629
2.730% due 07/25/2046 ^		229	200
Countrywide Alternative Loan Trust
0.340% due 01/25/2037 ^		247	234
5.750% due 03/25/2037 ^		300	266
6.250% due 11/25/2036 ^		185	176
Countrywide Home Loan Mortgage Pass-Through Trust
2.528% due 04/20/2036 ^		180	147
2.538% due 09/25/2047 ^		134	120
2.550% due 03/25/2037 ^		204	163
2.581% due 02/25/2047 ^		218	182
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.863% due 02/25/2037 ^		382	211
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		360	278
6.172% due 06/25/2036 ^		588	372
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018		101	104

5.013% due 10/25/2035		236	203
5.500% due 12/25/2035 ^		424	356
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^		272	226
5.886% due 10/25/2036 ^		272	227
HarborView Mortgage Loan Trust
4.853% due 08/19/2036 ^		85	77
IndyMac Mortgage Loan Trust
0.470% due 06/25/2037 ^		205	115
4.344% due 06/25/2036		335	320
4.654% due 10/25/2035		259	221
4.950% due 08/25/2036		396	393
JPMorgan Mortgage Trust
2.408% due 08/25/2035		462	459
2.596% due 04/25/2035		102	103
5.028% due 11/25/2035		215	206
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		612	656
Luminent Mortgage Trust
0.350% due 12/25/2036		184	145
MASTR Alternative Loan Trust
0.570% due 03/25/2036		170	49
Merrill Lynch Mortgage-Backed Securities Trust
2.797% due 04/25/2037 ^		258	218
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		600	650
Morgan Stanley Capital Trust
5.908% due 06/11/2049		387	421
Morgan Stanley Mortgage Loan Trust
2.180% due 06/25/2036		79	76
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036		65	55
Sequoia Mortgage Trust
2.336% due 01/20/2047 ^		125	109
Structured Adjustable Rate Mortgage Loan Trust
1.832% due 10/25/2037 ^		191	127
2.485% due 11/25/2035 ^		242	193
2.555% due 09/25/2036 ^		472	296
5.007% due 05/25/2036 ^		1,023	956
TBW Mortgage-Backed Trust
5.970% due 09/25/2036		568	114
WaMu Mortgage Pass-Through Certificates Trust
1.822% due 01/25/2037 ^		268	229
1.941% due 04/25/2037		175	153
2.195% due 12/25/2036 ^		574	519
2.419% due 03/25/2034		174	174
2.623% due 05/25/2037 ^		350	288

			15,235

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019		100	111
Israel Government AID Bond
5.500% due 04/26/2024		100	124

			235

Total United States (Cost $52,063)			49,974

URUGUAY 0.8%
SOVEREIGN ISSUES 0.8%
Uruguay Government International Bond
4.500% due 08/14/2024		$12,218	12,859
5.000% due 09/14/2018 (c)	UYU	94,526	3,983
7.875% due 01/15/2033		$2,850	3,933

Total Uruguay (Cost $20,581)			20,775

VENEZUELA 4.5%
CORPORATE BONDS & NOTES 2.1%
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		$28,674	13,047
5.375% due 04/12/2027		88,265	31,356
5.500% due 04/12/2037		30,915	10,789
9.750% due 05/17/2035		3,350	1,499

			56,691

SOVEREIGN ISSUES 2.4%
Venezuela Government International Bond
6.000% due 12/09/2020		7,180	3,077

7.000% due 03/31/2038	19,240	7,965
7.650% due 04/21/2025	32,708	14,032
7.750% due 10/13/2019	5,385	2,418
8.250% due 10/13/2024	53,089	23,359
9.000% due 05/07/2023	7,802	3,460
9.250% due 05/07/2028	21,925	9,735

		64,046

Total Venezuela (Cost $220,971)		120,737

VIETNAM 0.2%
SOVEREIGN ISSUES 0.2%
Vietnam Government International Bond
4.000% due 03/12/2028	$4,667	4,597

Total Vietnam (Cost $4,145)		4,597

VIRGIN ISLANDS (BRITISH) 4.4%
CORPORATE BONDS & NOTES 4.4%
Gerdau Trade, Inc.
5.750% due 01/30/2021	$8,400	8,572
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	13,800	11,662
GTL Trade Finance, Inc.
5.893% due 04/29/2024	11,268	10,902
Rosneft Finance S.A.
6.625% due 03/20/2017	42,700	39,924
7.250% due 02/02/2020	9,750	8,470
7.500% due 07/18/2016	16,335	15,731
7.875% due 03/13/2018	22,100	20,481

Total Virgin Islands (British) (Cost $128,653)		115,742

ZAMBIA 0.3%
SOVEREIGN ISSUES 0.3%
Zambia Government International Bond
5.375% due 09/20/2022	$9,700	8,997

Total Zambia (Cost $9,580)		8,997

SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS (e) 0.1%		3,225

U.S. TREASURY BILLS 1.6%
0.051% due 01/22/2015 - 05/28/2015 (b)(h)(j)	$42,697	42,692

Total Short-Term Instruments (Cost $45,915)		45,917

Total Investments in Securities (Cost $2,792,001)		2,554,581

	SHARES
INVESTMENTS IN AFFILIATES 4.6%
SHORT-TERM INSTRUMENTS 4.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short-Term Floating NAV Portfolio	1,071	11
PIMCO Short-Term Floating NAV Portfolio III	12,432,051	123,226

Total Short-Term Instruments (Cost $123,696)		123,237

Total Investments in Affiliates (Cost $123,696)		123,237

Total Investments 100.8% (Cost $2,915,697)		$2,677,818
Financial Derivative Instruments (g)(i) (1.0%) (Cost or Premiums, net $(12,854))		(25,606)
Other Assets and Liabilities, net 0.2%		5,151

Net Assets 100.0%		$2,657,363

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$3,225	Fannie Mae 2.120% due 11/07/2022	$(3,290)	$3,225	$3,225

Total Repurchase Agreements						$(3,290)	$3,225	$3,225

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	(1.250%)	11/25/2014	10/30/2016	$(3,223)	$(3,065)
CFR	(2.250%)	10/29/2014	10/28/2016	(723)	(720)
	(0.750%)	11/14/2014	11/12/2016	(1,583)	(1,582)
IBD	0.750%	12/04/2014	01/02/2015	(1,925)	(1,926)
	0.750%	01/02/2015	12/31/2015	(1,686)	(1,686)

Total Reverse Repurchase Agreements					$(8,979)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $16,026 at a weighted average interest rate of (1.061%).

(f)	Securities with an aggregate market value of $9,924 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.EM-22 5-Year Index	1.000%	12/20/2019	$69,300	$(7,169)	$(2,110)	$0	$(48)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MXN 116,200	$436	$1	$30	$0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022	46,000	(71)	16	15	0
Pay	28-Day MXN-TIIE	7.755%	02/02/2034	145,900	1,149	(274)	88	0

					$1,514	$(257)	$133	$0

Total Swap Agreements					$(5,655)	$(2,367)	$133	$(48)

(h)	Securities with an aggregate market value of $11,648 and cash of $546 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	BRL	1,697		$721	$83	$0
	01/2015		$639	BRL	1,697	0	0
	01/2015		26,882	EUR	21,671	0	(659)
	01/2015		3,210	JPY	385,000	4	0
	02/2015	JPY	385,000		$3,211	0	(4)
BPS	01/2015	BRL	151,464		57,023	43	0
	01/2015	TRY	260		113	3	0
	01/2015		$58,297	BRL	151,464	0	(1,317)
	01/2015		10,638	EUR	8,604	0	(226)
BRC	01/2015		876	RUB	46,325	0	(112)
	02/2015	MXN	12,630		$900	46	0
	02/2015		$837	MXN	11,346	0	(70)
CBK	01/2015	BRL	63,781		$26,398	2,404	0
	01/2015	INR	363,901		5,802	58	0
	01/2015	RUB	6,761		101	0	(11)
	01/2015		$24,012	BRL	63,781	0	(18)
	01/2015		16,952	EUR	13,656	0	(428)
	01/2015		36,732	INR	2,304,754	0	(356)
	01/2015		16,919	JPY	2,003,900	0	(189)
	02/2015	KRW	5,662,263		$5,255	91	0
	02/2015	MXN	7,314		537	42	0
	02/2015		$477	MXN	6,695	0	(24)
	02/2015		100	RUB	6,761	14	0
DUB	01/2015	BRL	22,700		$8,668	146	(17)
	01/2015	INR	182,071		2,902	28	0
	01/2015		$8,546	BRL	22,700	0	(6)
	01/2015		949	ZAR	10,619	0	(34)
	02/2015	KRW	929,019		$861	14	0
	02/2015	MXN	73,329		4,977	16	0
	07/2015		$4,311	BRL	11,695	0	(127)
FBF	01/2015	BRL	3,330		$1,397	144	0
	01/2015		$1,254	BRL	3,330	0	(1)
	02/2015	INR	392,751		$6,281	127	0
GLM	01/2015		398,672		6,390	98	0
	01/2015		$71,982	EUR	59,079	0	(493)
	01/2015		45,800	JPY	5,365,800	0	(1,003)
	02/2015	EUR	59,079		$72,003	492	0
	02/2015	KRW	18,864,775		17,580	376	0
	02/2015		$15,153	JPY	1,824,000	79	0
HUS	01/2015		9,011		1,066,300	0	(109)
JPM	01/2015	BRL	70,961		$30,100	3,405	0
	01/2015	INR	363,843		5,802	59	0
	01/2015	RUB	4,279		64	0	(7)
	01/2015		$26,760	BRL	70,961	0	(65)
	01/2015		3,995	EUR	3,222	0	(96)
	02/2015	INR	588,301		$9,309	90	0
	02/2015		$24,601	KRW	25,745,983	0	(1,122)
	02/2015		1,551	MXN	22,014	0	(62)
	02/2015		63	RUB	4,279	9	0
MSB	01/2015	BRL	11,005		$4,207	67	0
	01/2015	EUR	106,232		132,019	3,473	0
	01/2015	RUB	7,805		112	0	(17)
	01/2015		$4,102	BRL	11,005	38	0
	02/2015	GBP	1,585		$2,477	7	0
	02/2015	MXN	195,420		13,368	147	0
	02/2015		$110	RUB	7,805	21	0
	04/2015	BRL	11,005		$3,994	0	(46)
	07/2015		$3,133	BRL	8,609	0	(54)
RBC	02/2015		14,067	MXN	198,945	0	(608)
SCX	02/2015	MYR	84,950		$25,381	1,234	0
UAG	01/2015	JPY	8,821,000		74,602	959	0
	02/2015	BRL	12,468		4,729	75	0
	02/2015	CNY	19,553		3,166	0	(8)
	02/2015		$413	MXN	5,627	0	(32)
	02/2015		25,565	MYR	83,987	0	(1,691)
	06/2015	CNY	570		$92	1	0

Total Forward Foreign Currency Contracts						$13,893	$(9,012)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC EUR versus USD	$1.220	03/03/2015	EUR	20,400	$331	$468

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC EURO STOXX 50 Index	3,600.000	12/20/2019	EUR	6	$1,972	$1,658

Total Purchased Options						$2,303	$2,126

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.275	02/20/2015	EUR	20,400	$(232)	$(20)
	Call - OTC USD versus BRL	BRL	2.640	06/15/2015		$14,963	(407)	(980)
FBF	Put - OTC USD versus MXN	MXN	13.350	02/25/2015		13,700	(80)	(1)
	Call - OTC USD versus MXN		14.050	02/25/2015		13,700	(86)	(716)
GLM	Put - OTC EUR versus USD		$1.190	03/03/2015	EUR	20,400	(164)	(210)

							$(969)	$(1,927)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	TBD	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	$9,100	$(117)	$(3)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	6	$(1,940)	$(1,903)

Total Written Options						$(3,026)	$(3,833)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
HUS	Russia Government International Bond	(1.000%	)	12/20/2019	4.779%	$15,000	$1,419	$934	$2,353	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2015	0.918%	$27,800	$(12)	$42	$30	$0
	Brazil Government International Bond	1.000%	12/20/2018	1.636%	6,300	(302)	152	0	(150)
	Brazil Government International Bond	1.000%	09/20/2019	1.862%	12,500	(172)	(301)	0	(473)
	Brazil Government International Bond	1.000%	06/20/2021	2.211%	300	(13)	(8)	0	(21)
	Brazil Government International Bond	1.000%	09/20/2021	2.243%	23,100	(1,227)	(479)	0	(1,706)
	Colombia Government International Bond	1.000%	06/20/2019	1.250%	12,500	(55)	(75)	0	(130)
	Export-Import Bank of China	1.000%	09/20/2016	0.493%	3,800	(108)	142	34	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2016	7.132%	11,300	(187)	(1,062)	0	(1,249)
	Panama Government International Bond	1.000%	03/20/2019	0.933%	7,500	(42)	65	23	0
	Peru Government International Bond	1.000%	03/20/2019	0.935%	10,000	(151)	180	29	0
	South Africa Government International Bond	1.000%	06/20/2015	0.538%	64,300	371	(211)	160	0
	South Africa Government International Bond	1.000%	09/20/2015	0.538%	13,400	79	(30)	49	0
	Ukraine Government International Bond	5.000%	03/20/2015	62.075%	2,700	(262)	(44)	0	(306)
BPS	South Africa Government International Bond	1.000%	09/20/2015	0.538%	6,900	46	(21)	25	0
BRC	Brazil Government International Bond	1.000%	06/20/2018	1.523%	10,000	(191)	19	0	(172)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2016	7.132%	10,400	(169)	(980)	0	(1,149)
	Indonesia Government International Bond	1.000%	03/20/2024	2.218%	4,100	(566)	188	0	(378)
	Israel Electric Corp. Ltd.	1.000%	09/20/2015	1.222%	9,500	(113)	101	0	(12)
	Mexico Government International Bond	1.000%	09/20/2021	1.281%	10,748	(635)	451	0	(184)
	Peru Government International Bond	1.000%	09/20/2015	0.361%	5,000	(56)	81	25	0
	Philippines Government International Bond	1.000%	12/20/2018	0.671%	75,000	294	683	977	0
	South Africa Government International Bond	1.000%	06/20/2015	0.538%	5,400	27	(14)	13	0
	South Africa Government International Bond	1.000%	09/20/2015	0.538%	2,800	19	(9)	10	0
	Turkey Government International Bond	1.000%	03/20/2015	0.591%	12,000	37	(23)	14	0
CBK	Brazil Government International Bond	1.000%	06/20/2018	1.523%	5,000	(95)	9	0	(86)
	Brazil Government International Bond	1.000%	09/20/2019	1.862%	2,500	(37)	(57)	0	(94)
	China Government International Bond	1.000%	12/20/2016	0.310%	3,000	(143)	185	42	0
	Colombia Government International Bond	1.000%	06/20/2019	1.250%	6,100	27	(90)	0	(63)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2019	6.952%	10,000	(494)	(1,549)	0	(2,043)
	Indonesia Government International Bond	1.000%	03/20/2024	2.218%	4,100	(560)	182	0	(378)
	Panama Government International Bond	1.000%	06/20/2019	0.991%	2,200	14	(12)	2	0
	Rosneft Oil Co. Via Rosneft International Finance Ltd.	1.000%	03/20/2015	7.959%	18,000	(468)	202	0	(266)
	South Africa Government International Bond	1.000%	06/20/2019	1.677%	13,400	(425)	45	0	(380)
	Ukraine Government International Bond	5.000%	03/20/2015	62.075%	2,700	(262)	(44)	0	(306)
DUB	Brazil Government International Bond	1.000%	06/20/2015	0.788%	7,200	14	(5)	9	0
	Brazil Government International Bond	1.000%	03/20/2016	0.995%	2,000	(1)	2	1	0
	Brazil Government International Bond	1.000%	06/20/2018	1.523%	4,300	(68)	(6)	0	(74)
	Brazil Government International Bond	1.000%	03/20/2019	1.681%	1,900	(87)	36	0	(51)
	Brazil Government International Bond	1.000%	06/20/2019	1.777%	5,700	(143)	(42)	0	(185)
	China Government International Bond	1.000%	12/20/2016	0.310%	2,500	(111)	146	35	0
	Colombia Government International Bond	1.000%	03/20/2019	1.186%	2,900	(27)	6	0	(21)
	Colombia Government International Bond	1.000%	06/20/2019	1.250%	4,200	(10)	(33)	0	(43)
	Indonesia Government International Bond	1.000%	12/20/2019	1.516%	300	(7)	0	0	(7)
	Mexico Government International Bond	1.000%	09/20/2021	1.281%	4,000	(157)	89	0	(68)
	Panama Government International Bond	1.000%	03/20/2019	0.933%	2,000	(12)	18	6	0
	Panama Government International Bond	1.000%	06/20/2019	0.991%	14,300	98	(88)	10	0
	Penerbangan Malaysia Berhad	1.000%	12/20/2018	0.803%	14,300	(174)	287	113	0
	Penerbangan Malaysia Berhad	1.000%	06/20/2019	0.910%	400	0	2	2	0
	South Africa Government International Bond	1.000%	09/20/2015	0.538%	2,800	17	(7)	10	0
	South Africa Government International Bond	1.000%	06/20/2016	0.763%	400	(4)	6	2	0
FBF	China Government International Bond	1.000%	12/20/2016	0.310%	2,900	(143)	183	40	0
	Colombia Government International Bond	1.000%	09/20/2015	0.485%	6,500	(147)	173	26	0
	Egypt Government International Bond	1.000%	06/20/2016	2.107%	3,600	(376)	319	0	(57)
	Indonesia Government International Bond	1.000%	06/20/2021	1.899%	4,000	(257)	49	0	(208)
	Peru Government International Bond	1.000%	03/20/2019	0.935%	2,100	(31)	37	6	0
GST	Brazil Government International Bond	1.000%	03/20/2015	0.788%	11,200	45	(36)	9	0
	Brazil Government International Bond	1.000%	12/20/2015	0.918%	16,500	(17)	35	18	0
	Brazil Government International Bond	1.000%	03/20/2016	0.995%	7,300	(9)	12	3	0
	Brazil Government International Bond	1.000%	09/20/2019	1.862%	9,300	(150)	(202)	0	(352)
	Colombia Government International Bond	1.000%	06/20/2019	1.250%	15,000	75	(231)	0	(156)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2015	7.206%	3,300	2	(45)	0	(43)
	Indonesia Government International Bond	1.000%	09/20/2021	1.947%	5,000	(489)	206	0	(283)
	Indonesia Government International Bond	1.000%	03/20/2024	2.218%	3,600	(492)	160	0	(332)
	Panama Government International Bond	1.000%	06/20/2019	0.991%	4,100	22	(19)	3	0
	Russia Government International Bond	1.000%	03/20/2019	4.827%	300	(12)	(30)	0	(42)
HUS	Brazil Government International Bond	1.000%	03/20/2015	0.788%	14,700	67	(56)	11	0
	Brazil Government International Bond	1.000%	06/20/2018	1.523%	3,300	(49)	(8)	0	(57)
	Brazil Government International Bond	1.000%	09/20/2019	1.862%	6,900	(126)	(135)	0	(261)
	Colombia Government International Bond	1.000%	06/20/2019	1.250%	12,400	(80)	(49)	0	(129)
	Panama Government International Bond	1.000%	06/20/2019	0.991%	8,700	55	(49)	6	0
	South Africa Government International Bond	1.000%	03/20/2023	2.320%	1,190	(123)	13	0	(110)
	Turkey Government International Bond	1.000%	03/20/2019	1.538%	4,200	(232)	142	0	(90)
	Turkey Government International Bond	1.000%	12/20/2019	1.772%	22,000	(978)	193	0	(785)
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.789%	300	(4)	5	1	0
	Brazil Government International Bond	1.000%	09/20/2018	1.583%	5,000	(213)	110	0	(103)
	Brazil Government International Bond	1.000%	12/20/2019	1.937%	1,300	(49)	(7)	0	(56)
	Brazil Government International Bond	1.000%	09/20/2021	2.243%	7,500	(335)	(219)	0	(554)
	China Government International Bond	1.000%	12/20/2016	0.310%	12,400	(602)	775	173	0
	Colombia Government International Bond	1.000%	09/20/2015	0.485%	27,600	(679)	791	112	0
	Colombia Government International Bond	1.000%	06/20/2019	1.250%	10,900	46	(160)	0	(114)
	Indonesia Government International Bond	1.000%	03/20/2015	0.295%	10,400	(434)	453	19	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%	1,300	(28)	10	0	(18)
	Kazakhstan Government International Bond	1.000%	03/20/2016	1.971%	10,000	(288)	174	0	(114)
	Panama Government International Bond	1.000%	06/20/2019	0.991%	11,000	54	(46)	8	0
	Petrobras International Finance Co.	1.000%	09/20/2015	5.662%	3,000	(86)	(13)	0	(99)
	Russia Government International Bond	1.000%	03/20/2016	5.107%	7,900	(23)	(358)	0	(381)
MYC	Brazil Government International Bond	1.000%	03/20/2016	0.995%	5,800	(1)	3	2	0
	Brazil Government International Bond	1.000%	09/20/2019	1.862%	4,900	(72)	(114)	0	(186)
	Dominican Republic Government International Bond	1.000%	06/20/2016	3.360%	3,400	(118)	4	0	(114)
	Export-Import Bank of China	1.000%	09/20/2016	0.493%	4,000	(109)	146	37	0
	Peru Government International Bond	1.960%	10/20/2016	0.557%	3,000	0	88	88	0
	Petrobras International Finance Co.	1.000%	09/20/2015	5.662%	400	(14)	1	0	(13)
RYL	Republic of Korea	1.000%	12/20/2015	0.110%	1,000	1	8	9	0
UAG	Brazil Government International Bond	1.030%	07/20/2017	1.333%	3,875	0	(11)	0	(11)
	Colombia Government International Bond	1.000%	09/20/2015	0.485%	8,000	(181)	214	33	0
	Indonesia Government International Bond	1.000%	06/20/2021	1.899%	1,300	(86)	18	0	(68)
	Mexico Government International Bond	1.000%	03/20/2015	0.370%	12,900	(154)	176	22	0
	Turkey Government International Bond	1.000%	03/20/2015	0.591%	18,500	(623)	645	22	0

						$(13,946)	$1,484	$2,269	$(14,731)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	3,300	$(3)	$(76)	$0	$(79)
BPS	Receive	1-Year BRL-CDI	11.680%	01/04/2021		17,300	12	43	55	0
	Receive	1-Year BRL-CDI	12.230%	01/04/2021		42,600	(141)	(23)	0	(164)
BRC	Pay	1-Year BRL-CDI	10.400%	01/02/2017		12,500	(2)	(146)	0	(148)
DUB	Pay	1-Year BRL-CDI	8.285%	01/02/2017		163,300	0	(5,373)	0	(5,373)
	Pay	1-Year BRL-CDI	9.210%	01/02/2017		60,700	0	(1,408)	0	(1,408)
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022	MXN	46,000	(27)	(47)	0	(74)
FBF	Pay	1-Year BRL-CDI	8.495%	01/02/2017	BRL	75,000	(9)	(2,281)	0	(2,290)
GLM	Pay	1-Year BRL-CDI	8.720%	01/02/2017		89,600	235	(2,747)	0	(2,512)
HUS	Pay	1-Year BRL-CDI	8.320%	01/02/2017		50,200	33	(1,648)	0	(1,616)
MYC	Pay	1-Year BRL-CDI	8.220%	01/02/2017		145,000	(195)	(4,662)	0	(4,857)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021		94,900	337	(878)	0	(541)
UAG	Pay	1-Year BRL-CDI	8.200%	01/02/2017		4,900	(5)	(160)	0	(165)
	Receive	1-Year BRL-CDI	10.910%	01/02/2017		26,800	112	72	184	0
	Receive	1-Year BRL-CDI	11.680%	01/04/2021		76,400	59	185	244	0
	Receive	1-Year BRL-CDI	12.230%	01/04/2021		3,000	(10)	(2)	0	(12)

							$396	$(19,151)	$483	$(19,239)

Total Swap Agreements							$(12,131)	$(16,733)	$5,105	$(33,970)

(j)	Securities with an aggregate market value of $30,214 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Azerbaijan
Sovereign Issues	$0	$15,010	$0	$15,010
Brazil
Corporate Bonds & Notes	0	282,261	0	282,261
Sovereign Issues	0	4,209	0	4,209
Cayman Islands
Corporate Bonds & Notes	0	51,785	3,629	55,414
Chile
Corporate Bonds & Notes	0	69,031	0	69,031
Sovereign Issues	0	2,008	0	2,008
China
Common Stocks	1,267	0	0	1,267
Corporate Bonds & Notes	0	8,417	0	8,417
Sovereign Issues	0	2,407	0	2,407
Colombia
Corporate Bonds & Notes	0	59,322	0	59,322
Sovereign Issues	0	25,822	0	25,822
Costa Rica
Sovereign Issues	0	20,230	0	20,230
El Salvador
Sovereign Issues	0	67,918	0	67,918
Ethiopia
Sovereign Issues	0	4,039	0	4,039
Gabon
Sovereign Issues	0	6,880	0	6,880
Ghana
Sovereign Issues	0	5,658	0	5,658
Guatemala
Sovereign Issues	0	24,251	0	24,251
Hong Kong
Corporate Bonds & Notes	0	6,104	0	6,104
India
Corporate Bonds & Notes	0	207	0	207
Indonesia
Corporate Bonds & Notes	0	99,700	0	99,700
Sovereign Issues	0	89,995	0	89,995
Ireland
Corporate Bonds & Notes	0	188,047	0	188,047
Israel
Corporate Bonds & Notes	0	5,594	0	5,594
Ivory Coast
Sovereign Issues	0	7,874	0	7,874
Kazakhstan
Corporate Bonds & Notes	0	93,320	0	93,320
Sovereign Issues	0	23,764	0	23,764
Kenya
Sovereign Issues	0	14,525	0	14,525
Lithuania
Sovereign Issues	0	1,869	0	1,869
Luxembourg
Corporate Bonds & Notes	0	219,942	0	219,942
Mexico
Corporate Bonds & Notes	0	268,572	0	268,572
Sovereign Issues	0	26,330	0	26,330
Mongolia
Sovereign Issues	0	20,222	0	20,222
Morocco
Sovereign Issues	0	27,910	0	27,910
Netherlands
Corporate Bonds & Notes	0	20,756	0	20,756
Panama
Corporate Bonds & Notes	0	1,776	0	1,776
Sovereign Issues	0	34,649	0	34,649
Paraguay
Sovereign Issues	0	6,099	0	6,099
Peru
Corporate Bonds & Notes	0	13,009	0	13,009
Sovereign Issues	0	30,322	0	30,322
Philippines
Corporate Bonds & Notes	0	1,025	0	1,025
Sovereign Issues	0	7,604	0	7,604
Russia
Corporate Bonds & Notes	0	44,657	0	44,657
Sovereign Issues	0	8,380	0	8,380
Senegal
Sovereign Issues	0	13,673	0	13,673
Serbia
Sovereign Issues	0	943	0	943
Slovenia
Sovereign Issues	0	44,260	0	44,260
South Africa
Corporate Bonds & Notes	0	60,643	0	60,643
Sovereign Issues	0	9,206	0	9,206
Spain
Corporate Bonds & Notes	0	118	0	118
Sovereign Issues	0	306	0	306
Sri Lanka
Corporate Bonds & Notes	0	7,562	0	7,562
Trinidad and Tobago
Corporate Bonds & Notes	0	10,466	0	10,466
Tunisia
Sovereign Issues	0	642	0	642
Turkey
Corporate Bonds & Notes	0	8,196	0	8,196
Sovereign Issues	0	89,059	0	89,059
Ukraine
Sovereign Issues	0	26,372	0	26,372
United States
Asset-Backed Securities	0	599	0	599
Corporate Bonds & Notes	0	33,905	0	33,905
Mortgage-Backed Securities	0	15,235	0	15,235
U.S. Government Agencies	0	235	0	235
Uruguay
Sovereign Issues	0	20,775	0	20,775
Venezuela
Corporate Bonds & Notes	0	56,691	0	56,691
Sovereign Issues	0	64,046	0	64,046
Vietnam
Sovereign Issues	0	4,597	0	4,597
Virgin Islands (British)
Corporate Bonds & Notes	0	115,742	0	115,742
Zambia
Sovereign Issues	0	8,997	0	8,997
Short-Term Instruments
Repurchase Agreements	0	3,225	0	3,225
U.S. Treasury Bills	0	42,692	0	42,692
	$1,267	$2,549,685	$3,629	$2,554,581

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$123,237	$0	$0	$123,237

Total Investments	$124,504	$2,549,685	$3,629	$2,677,818

Short Sales, at Value - Liabilities
Mortgage-Backed Securities	$0	$0	$0	$0

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	133	0	133
Over the counter	0	21,124	0	21,124
	$0	$21,257	$0	$21,257

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(48)	0	(48)
Over the counter	0	(46,812)	0	(46,812)

	$0	$(46,860)	$0	$(46,860)

Totals	$124,504	$2,524,082	$3,629	$2,652,215

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Corporate Bond Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.0%
ARGENTINA 0.3%
CORPORATE BONDS & NOTES 0.3%
YPF S.A.
8.750% due 04/04/2024	$1,200	$1,223

Total Argentina (Cost $1,198)		1,223

AUSTRIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Sappi Papier Holding GmbH
7.500% due 06/15/2032	$1,000	940

Total Austria (Cost $815)		940

BARBADOS 1.0%
CORPORATE BONDS & NOTES 1.0%
Columbus International, Inc.
7.375% due 03/30/2021	$4,400	4,593

Total Barbados (Cost $4,452)		4,593

BERMUDA 7.6%
CORPORATE BONDS & NOTES 7.6%
Alliance Oil Co. Ltd.
9.875% due 03/11/2015	$19,340	16,149
China Resources Gas Group Ltd.
4.500% due 04/05/2022	500	530
Digicel Group Ltd.
8.250% due 09/30/2020	6,715	6,547
Digicel Ltd.
6.000% due 04/15/2021	2,900	2,719
7.000% due 02/15/2020	800	795
Kosmos Energy Ltd.
7.875% due 08/01/2021	5,500	4,702
Qtel International Finance Ltd.
3.250% due 02/21/2023	2,000	1,933

Total Bermuda (Cost $38,226)		33,375

BRAZIL 10.8%
CORPORATE BONDS & NOTES 10.8%
Banco ABC Brasil S.A.
7.875% due 04/08/2020	$4,450	4,606
Banco BTG Pactual S.A.
4.000% due 01/16/2020	1,110	993
Banco Daycoval S.A.
5.750% due 03/19/2019	1,250	1,247
Banco do Brasil S.A.
6.250% due 04/15/2024 (c)	1,100	806
9.000% due 06/18/2024 (c)	3,000	2,805
Banco do Estado do Rio Grande do Sul S.A.
7.375% due 02/02/2022	3,000	3,065
Banco Pan S.A.
8.500% due 04/23/2020	2,130	2,195
BES Investimento do Brasil S.A. Banco de Investimento
5.625% due 03/25/2015	3,810	3,799
BR Properties S.A.
9.000% due 10/07/2015 (c)	4,910	4,934
BRF S.A.
4.750% due 05/22/2024	1,300	1,266
Cielo S.A.
3.750% due 11/16/2022	1,700	1,534
Itau Unibanco Holding S.A.
5.650% due 03/19/2022	350	355
6.200% due 12/21/2021	1,360	1,434
Minerva Luxembourg S.A.
7.750% due 01/31/2023	1,400	1,376

Odebrecht Finance Ltd.
7.125% due 06/26/2042		4,400	3,707
Tonon Luxembourg S.A.
10.500% due 05/14/2024		9,200	6,992
USJ Acucar e Alcool S.A.
9.875% due 11/09/2019		3,120	2,257
Vale Overseas Ltd.
6.875% due 11/10/2039		900	963
Votorantim Cimentos S.A.
7.250% due 04/05/2041		2,760	2,857

Total Brazil (Cost $51,499)			47,191

BULGARIA 1.3%
CORPORATE BONDS & NOTES 1.3%
Bulgarian Energy Holding EAD
4.250% due 11/07/2018	EUR	2,400	2,844
Bulgarian Telecommunications Co. EAD
6.625% due 11/15/2018		2,500	3,006

Total Bulgaria (Cost $6,679)			5,850

CANADA 1.4%
CORPORATE BONDS & NOTES 1.4%
Evraz, Inc.
7.500% due 11/15/2019		$2,500	2,425
Harvest Operations Corp.
6.875% due 10/01/2017		1,000	969
Pacific Rubiales Energy Corp.
5.375% due 01/26/2019		2,950	2,549

Total Canada (Cost $6,407)			5,943

CAYMAN ISLANDS 11.5%
BANK LOAN OBLIGATIONS 0.4%
Cable & Wireless Communications
0.000% due 11/06/2016		$1,900	1,900

CORPORATE BONDS & NOTES 11.1%
Alibaba Group Holding Ltd.
3.125% due 11/28/2021		1,400	1,385
Alpha Star Holding Ltd.
4.970% due 04/09/2019		7,900	7,232
Baidu, Inc.
3.500% due 11/28/2022		300	298
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		2,400	2,580
BR Malls International Finance Ltd.
8.500% due 01/21/2016 (c)		2,305	2,344
Champion MTN Ltd.
3.750% due 01/17/2023		1,410	1,315
China State Construction Finance Cayman Ltd.
3.125% due 04/02/2018		2,500	2,483
Comcel Trust via Comunicaciones Celulares S.A.
6.875% due 02/06/2024		3,000	3,150
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		2,330	2,619
Greentown China Holdings Ltd.
8.500% due 02/04/2018		1,390	1,393
Hutchison Whampoa International Ltd.
3.625% due 10/31/2024		2,150	2,164
Interoceanica Finance Ltd.
0.000% due 11/30/2018		1,931	1,754
0.000% due 11/30/2025		78	54
Longfor Properties Co. Ltd.
6.875% due 10/18/2019		2,265	2,285
MCE Finance Ltd.
5.000% due 02/15/2021		2,000	1,880
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		5,004	4,504
6.750% due 10/01/2022		2,385	2,188
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		2,410	2,285
Shimao Property Holdings Ltd.
6.625% due 01/14/2020		1,500	1,471
Sunac China Holdings Ltd.
12.500% due 10/16/2017		1,200	1,308
Tencent Holdings Ltd.
3.375% due 03/05/2018		400	411

Wynn Macau Ltd.
5.250% due 10/15/2021		3,550	3,355

			48,458

Total Cayman Islands (Cost $51,532)			50,358

CHILE 2.4%
CORPORATE BONDS & NOTES 2.4%
Corpbanca S.A.
3.875% due 09/22/2019		$2,500	2,512
E.CL S.A.
4.500% due 01/29/2025		2,200	2,213
Empresa Electrica Angamos S.A.
4.875% due 05/25/2029		2,400	2,367
ENTEL Chile S.A.
4.875% due 10/30/2024		200	204
Inversiones CMPC S.A.
4.750% due 09/15/2024		3,200	3,221

Total Chile (Cost $10,431)			10,517

CHINA 1.4%
CORPORATE BONDS & NOTES 1.4%
Bank of China Ltd.
5.000% due 11/13/2024		$3,500	3,612
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		2,500	2,633

Total China (Cost $6,119)			6,245

COLOMBIA 2.8%
CORPORATE BONDS & NOTES 2.8%
Bancolombia S.A.
5.950% due 06/03/2021		$3,990	4,299
Ecopetrol S.A.
5.875% due 05/28/2045		1,100	1,023
7.375% due 09/18/2043		3,100	3,356
Grupo Aval Ltd.
4.750% due 09/26/2022		2,900	2,813
Transportadora de Gas Internacional S.A. ESP
5.700% due 03/20/2022		600	633

Total Colombia (Cost $12,203)			12,124

CURACAO 0.3%
CORPORATE BONDS & NOTES 0.3%
SUAM Finance BV
4.875% due 04/17/2024		$1,250	1,253

Total Curacao (Cost $1,245)			1,253

CZECH REPUBLIC 0.9%
CORPORATE BONDS & NOTES 0.9%
RPG Byty s.r.o.
6.750% due 05/01/2020	EUR	3,000	3,758

Total Czech Republic (Cost $4,267)			3,758

GUATEMALA 1.9%
CORPORATE BONDS & NOTES 1.9%
Agromercantil Senior Trust
6.250% due 04/10/2019		$4,725	4,808
Industrial Senior Trust
5.500% due 11/01/2022		3,725	3,669

Total Guatemala (Cost $8,448)			8,477

HONG KONG 1.9%
CORPORATE BONDS & NOTES 1.9%
Bank of East Asia Ltd.
4.250% due 11/20/2024		$2,000	1,986
Bao-trans Enterprises Ltd.
3.750% due 12/12/2018		200	204

CNOOC Finance Ltd.
3.875% due 05/02/2022		500	509
Franshion Development Ltd.
6.750% due 04/15/2021		2,770	2,950
Mega Advance Investments Ltd.
5.000% due 05/12/2021		1,240	1,349
Wheelock Finance Ltd.
3.000% due 03/19/2018		1,120	1,117

Total Hong Kong (Cost $7,955)			8,115

INDIA 3.2%
CORPORATE BONDS & NOTES 3.2%
ABJA Investment Co. Pte Ltd.
5.950% due 07/31/2024		$2,000	1,999
Bharti Airtel International Netherlands BV
5.350% due 05/20/2024		3,000	3,263
JSW Steel Ltd.
4.750% due 11/12/2019		500	478
NTPC Ltd.
4.750% due 10/03/2022		1,400	1,471
Oil India Ltd.
5.375% due 04/17/2024		2,000	2,159
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,350	4,551

Total India (Cost $13,385)			13,921

INDONESIA 1.2%
CORPORATE BONDS & NOTES 1.2%
Listrindo Capital BV
6.950% due 02/21/2019		$400	424
Pertamina Persero PT
6.450% due 05/30/2044		3,300	3,453
TBG Global Pte. Ltd.
4.625% due 04/03/2018		1,200	1,182

Total Indonesia (Cost $4,918)			5,059

IRELAND 5.1%
CORPORATE BONDS & NOTES 5.1%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.875% due 09/25/2017		$1,100	1,029
Borets Finance Ltd.
7.625% due 09/26/2018		3,400	2,448
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		400	172
EDC Finance Ltd.
4.875% due 04/17/2020		11,680	7,680
EuroChem Mineral & Chemical Co. OJSC Via EuroChem GI Ltd.
5.125% due 12/12/2017		4,640	3,992
Metalloinvest Finance Ltd.
5.625% due 04/17/2020		7,300	5,576
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		1,780	1,497

Total Ireland (Cost $28,559)			22,394

ISRAEL 1.3%
CORPORATE BONDS & NOTES 1.3%
Israel Electric Corp. Ltd.
5.000% due 11/12/2024		$5,800	5,873

Total Israel (Cost $5,744)			5,873

KAZAKHSTAN 0.5%
CORPORATE BONDS & NOTES 0.5%
KazMunayGas National Co. JSC
6.000% due 11/07/2044		$2,500	2,127

Total Kazakhstan (Cost $2,466)			2,127

LUXEMBOURG 3.8%
CORPORATE BONDS & NOTES 3.8%
Altice Financing S.A.
6.500% due 01/15/2022	EUR	900	1,115
8.000% due 12/15/2019		1,270	1,630

Aralco Finance S.A.
10.125% due 05/07/2020 ^		$1,290	122
ContourGlobal Power Holdings S.A.
7.125% due 06/01/2019		400	402
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		7,020	5,160
MHP S.A.
8.250% due 04/02/2020		6,250	4,312
Millicom International Cellular S.A.
4.750% due 05/22/2020		1,100	1,042
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024		1,600	1,183
Topaz Marine S.A.
8.625% due 11/01/2018		1,700	1,571

Total Luxembourg (Cost $20,768)			16,537

MARSHALL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Millennium Offshore Services Superholdings LLC
9.500% due 02/15/2018		$1,600	1,600

Total Marshall Islands (Cost $1,607)			1,600

MAURITIUS 0.6%
CORPORATE BONDS & NOTES 0.6%
MTN Mauritius Investments Ltd.
4.755% due 11/11/2024		$2,600	2,561

Total Mauritius (Cost $2,600)			2,561

	SHARES
MEXICO 3.2%
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		172	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 3.2%
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$2,000	1,965
BBVA Bancomer S.A.
6.500% due 03/10/2021		2,780	3,024
Cemex S.A.B. de C.V.
4.750% due 01/11/2022	EUR	3,100	3,690
Gruma S.A.B. de C.V.
4.875% due 12/01/2024		$3,200	3,320
Grupo KUO S.A.B. de C.V.
6.250% due 12/04/2022		850	839
Hipotecaria Su Casita S.A. de C.V.
5.810% due 06/28/2018 ^	MXN	17,999	73
Trust F/1401
6.950% due 01/30/2044		$1,100	1,218

			14,129

Total Mexico (Cost $16,912)			14,129

NETHERLANDS 4.2%
CORPORATE BONDS & NOTES 4.2%
CIMPOR Financial Operations BV
5.750% due 07/17/2024		$4,900	4,312
Indo Energy Finance BV
6.375% due 01/24/2023		200	131
Marfrig Holding Europe BV
6.875% due 06/24/2019		2,400	2,238
Metinvest BV
8.750% due 02/14/2018		5,400	3,051
Nostrum Oil & Gas Finance BV
6.375% due 02/14/2019		8,100	7,006
VTR Finance BV
6.875% due 01/15/2024		1,500	1,534

Total Netherlands (Cost $21,960)			18,272

PANAMA 0.4%
CORPORATE BONDS & NOTES 0.4%
ENA Norte Trust
4.950% due 04/25/2028		$1,725	1,776

Total Panama (Cost $1,732)			1,776

PARAGUAY 0.9%
CORPORATE BONDS & NOTES 0.9%
Banco Continental SAECA
8.875% due 10/15/2017		$3,800	4,014

Total Paraguay (Cost $3,904)			4,014

PERU 2.1%
CORPORATE BONDS & NOTES 2.1%
Banco de Credito del Peru
4.250% due 04/01/2023		$3,900	3,871
Corp. Lindley S.A.
4.625% due 04/12/2023		2,660	2,587
InRetail Consumer
5.250% due 10/10/2021		1,700	1,734
Union Andina de Cementos SAA
5.875% due 10/30/2021		1,200	1,220

Total Peru (Cost $9,225)			9,412

PHILIPPINES 0.2%
CORPORATE BONDS & NOTES 0.2%
SM Investments Corp.
4.875% due 06/10/2024		$1,000	990

Total Philippines (Cost $990)			990

ROMANIA 0.6%
CORPORATE BONDS & NOTES 0.6%
Cable Communications Systems NV
7.500% due 11/01/2020	EUR	2,200	2,715

Total Romania (Cost $3,155)			2,715

RUSSIA 4.3%
CORPORATE BONDS & NOTES 4.3%
Polyus Gold International Ltd.
5.625% due 04/29/2020		$5,840	5,081
Sibur Securities Ltd.
3.914% due 01/31/2018		9,360	7,722
VimpelCom Holdings BV
7.504% due 03/01/2022		7,620	6,227

Total Russia (Cost $21,842)			19,030

SINGAPORE 1.0%
CORPORATE BONDS & NOTES 1.0%
Alam Synergy Pte. Ltd.
6.950% due 03/27/2020		$3,220	2,970
Theta Capital Pte. Ltd.
6.125% due 11/14/2020		1,580	1,564

Total Singapore (Cost $4,827)			4,534

SWEDEN 0.1%
CORPORATE BONDS & NOTES 0.1%
Eileme AB
11.625% due 01/31/2020		$450	506

Total Sweden (Cost $517)			506

THAILAND 0.8%
CORPORATE BONDS & NOTES 0.8%
Bangkok Bank PCL
3.875% due 09/27/2022	$200	207
PTT Exploration & Production PCL
4.875% due 06/18/2019 (c)	2,000	1,975
Thai Oil PCL
3.625% due 01/23/2023	1,500	1,480

Total Thailand (Cost $3,701)		3,662

TURKEY 3.8%
CORPORATE BONDS & NOTES 3.8%
Arcelik A/S
5.000% due 04/03/2023	$4,800	4,647
KOC Holding A/S
3.500% due 04/24/2020	2,510	2,438
Tupras Turkiye Petrol Rafinerileri A/S
4.125% due 05/02/2018	500	500
Turkiye Garanti Bankasi A/S
4.750% due 10/17/2019	2,200	2,244
Turkiye Is Bankasi
5.000% due 04/30/2020	4,000	4,095
Yapi ve Kredi Bankasi A/S
4.000% due 01/22/2020	2,600	2,517

Total Turkey (Cost $16,212)		16,441

UNITED KINGDOM 5.8%
CORPORATE BONDS & NOTES 5.8%
Afren PLC
11.500% due 02/01/2016	$12,630	10,735
Ferrexpo Finance PLC
7.875% due 04/07/2016	3,300	2,558
Fresnillo PLC
5.500% due 11/13/2023	1,500	1,477
Tullow Oil PLC
6.000% due 11/01/2020	7,120	5,981
6.250% due 04/15/2022	900	765
Vedanta Resources PLC
7.125% due 05/31/2023	1,590	1,471
8.250% due 06/07/2021	2,470	2,456

Total United Kingdom (Cost $30,620)		25,443

UNITED STATES 3.3%
CORPORATE BONDS & NOTES 3.3%
California Resources Corp.
5.000% due 01/15/2020	$1,200	1,047
5.500% due 09/15/2021	3,200	2,752
CITGO Petroleum Corp.
6.250% due 08/15/2022	3,200	3,272
Rio Oil Finance Trust
6.250% due 07/06/2024 (e)	2,300	2,202
Southern Copper Corp.
5.250% due 11/08/2042 (e)	5,690	5,112

Total United States (Cost $14,840)		14,385

VIRGIN ISLANDS (BRITISH) 2.0%
CORPORATE BONDS & NOTES 2.0%
CNPC General Capital Ltd.
2.750% due 05/14/2019	$1,200	1,193
3.400% due 04/16/2023	200	195
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	2,100	1,774
GTL Trade Finance, Inc.
7.250% due 04/16/2044	700	670
HLP Finance Ltd.
4.450% due 04/16/2021	1,300	1,344
IFC Development Corporate Treasury Ltd.
2.375% due 05/21/2019	1,000	989
OAS Finance Ltd.
8.000% due 07/02/2021	5,000	1,725

QGOG Constellation S.A.
6.250% due 11/09/2019	1,600	1,012

Total Virgin Islands (British) (Cost $12,651)		8,902

SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (d) 0.1%		274

U.S. TREASURY BILLS 1.4%
0.051% due 01/08/2015 - 05/28/2015 (b)(g)(i)	$6,136	6,135

Total Short-Term Instruments (Cost $6,409)		6,409

Total Investments in Securities (Cost $461,020)		420,654

	SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio	1,618	16
PIMCO Short-Term Floating NAV Portfolio III	2,189,918	21,707

Total Short-Term Instruments (Cost $21,739)		21,723

Total Investments in Affiliates (Cost $21,739)		21,723

Total Investments 101.0% (Cost $482,759)		$442,377
Financial Derivative Instruments (f)(h) (1.1%) (Cost or Premiums, net $(1,962))		(4,771)
Other Assets and Liabilities, net 0.1%		357

Net Assets 100.0%		$437,963

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$274	Fannie Mae 2.260% due 10/17/2022	$(283)	$274	$274

Total Repurchase Agreements						$(283)	$274	$274

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
ULO	0.500%	12/29/2014	02/17/2015	$(2,294)	$(2,294)

Total Reverse Repurchase Agreements					$(2,294)

(2)	The average amount of borrowings while outstanding during the period ended December 31, 2014 was $3,750 at a weighted average interest rate of (0.134%).

(e)	Securities with an aggregate market value of $2,589 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2015	9	$(10)	$0	$(1)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	203	59	44	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	85	334	24	0

Total Futures Contracts				$383	$68	$(1)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	0.750%	06/19/2017	$15,400	$(125)	$(80)	$0	$0
Pay	3-Month USD-LIBOR	1.000%	06/19/2018	2,600	(38)	(34)	1	0
Pay	3-Month USD-LIBOR	1.250%	09/05/2018	51,200	(280)	(106)	15	0
Pay	3-Month USD-LIBOR	1.650%	09/05/2018	5,250	54	67	2	0
Pay	3-Month USD-LIBOR	2.000%	06/18/2019	8,200	122	58	5	0
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	5,200	71	(14)	0	(5)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	4,000	(48)	(802)	0	(5)

					$(244)	$(911)	$23	$(10)

Total Swap Agreements					$(244)	$(911)	$23	$(10)

(g)	Securities with an aggregate market value of $811 and cash of $1,435 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015		$13,061	JPY	1,566,400	$16	$0
	02/2015	EUR	432		$531	8	0
	02/2015	JPY	1,566,400		13,064	0	(16)
	02/2015		$18,456	EUR	14,731	0	(623)
	02/2015		161	MXN	2,180	0	(13)
BPS	01/2015	BRL	6,254		$2,355	2	0
	01/2015		$2,407	BRL	6,254	0	(55)
CBK	02/2015		3,509	EUR	2,834	0	(78)
DUB	01/2015	BRL	6,254		$2,431	78	0
	01/2015		$2,355	BRL	6,254	0	(2)
	02/2015	EUR	546		$679	19	0
	07/2015		$2,305	BRL	6,254	0	(68)
FBF	01/2015	JPY	1,566,400		$13,237	160	0
GLM	02/2015	EUR	39,530		49,306	1,451	0
	02/2015		$8,196	EUR	6,590	0	(219)
	02/2015		2,791	JPY	336,000	14	0
HUS	02/2015		358	EUR	287	0	(10)

Total Forward Foreign Currency Contracts						$1,748	$(1,084)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	$3,614	$(98)	$(237)
	Put - OTC USD versus JPY	JPY	93.000	09/08/2016	2,200	(40)	(13)
CBK	Put - OTC USD versus JPY		95.000	09/08/2016	2,500	(52)	(18)
FBF	Put - OTC USD versus MXN	MXN	13.350	02/25/2015	2,500	(14)	0
	Call - OTC USD versus MXN		14.050	02/25/2015	2,500	(16)	(130)
JPM	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	2,730	(70)	(6)

						$(290)	$(404)

Total Written Options						$(290)	$(404)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	South Africa Government International Bond	1.000%	06/20/2015	0.538%		$4,600	$26	$(15)	$11	$0
BPS	Brazil Government International Bond	1.000%	03/20/2015	0.788%		600	3	(2)	1	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2019	6.952%		8,500	(511)	(1,225)	0	(1,736)
	Petroleos Mexicanos	1.000%	03/20/2019	1.546%		7,900	(153)	(18)	0	(171)
	South Africa Government International Bond	1.000%	09/20/2015	0.538%		1,700	11	(5)	6	0
BRC	Israel Electric Corp. Ltd.	1.000%	09/20/2015	1.222%		9,300	(111)	99	0	(12)
	Petroleos Mexicanos	1.000%	03/20/2019	1.546%		2,000	(51)	8	0	(43)
	South Africa Government International Bond	1.000%	06/20/2015	0.538%		2,600	13	(7)	6	0
	South Africa Government International Bond	1.000%	09/20/2015	0.538%		600	4	(2)	2	0
	Turkey Government International Bond	1.000%	03/20/2015	0.591%		2,200	7	(4)	3	0
CBK	AK Transneft OAO	1.000%	03/20/2017	6.739%		8,700	(128)	(876)	0	(1,004)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	7.210%		5,900	(39)	(302)	0	(341)
DUB	Brazil Government International Bond	1.000%	03/20/2016	0.995%		1,800	(1)	2	1	0
	Colombia Government International Bond	1.000%	06/20/2019	1.250%		2,600	15	(42)	0	(27)
	South Africa Government International Bond	1.000%	09/20/2015	0.538%		600	4	(1)	3	0
GST	Altice Finco S.A.	5.000%	06/20/2019	4.396%	EUR	900	61	(32)	29	0
	Brazil Government International Bond	1.000%	03/20/2015	0.788%		$100	0	0	0	0
	Brazil Government International Bond	1.000%	03/20/2016	0.995%		8,400	(11)	14	3	0
	Colombia Government International Bond	1.000%	06/20/2019	1.250%		1,500	8	(24)	0	(16)
	Petrobras International Finance Co.	1.000%	03/20/2019	4.444%		4,200	(362)	(168)	0	(530)
	Petrobras International Finance Co.	1.000%	09/20/2019	4.418%		6,000	(347)	(480)	0	(827)
	Petroleos Mexicanos	1.000%	03/20/2019	1.546%		3,400	(63)	(11)	0	(74)
HUS	Brazil Government International Bond	1.000%	03/20/2015	0.788%		1,800	8	(7)	1	0
JPM	Altice Finco S.A.	5.000%	06/20/2019	4.396%	EUR	200	8	(2)	6	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%		$9,600	(65)	(351)	0	(416)
MYC	Brazil Government International Bond	1.000%	03/20/2015	0.788%		1,600	6	(5)	1	0

							$(1,668)	$(3,456)	$73	$(5,197)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized Appreciation	Asset	Liability
BPS	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	8,400	$(4)	$17	$13	$0

Total Swap Agreements							$(1,672)	$(3,439)	$86	$(5,197)

(i)	Securities with an aggregate market value of $5,324 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$1,223	$0	$1,223
Austria
Corporate Bonds & Notes	0	940	0	940
Barbados
Corporate Bonds & Notes	0	4,593	0	4,593
Bermuda
Corporate Bonds & Notes	0	33,375	0	33,375
Brazil
Corporate Bonds & Notes	0	47,191	0	47,191
Bulgaria
Corporate Bonds & Notes	0	5,850	0	5,850
Canada
Corporate Bonds & Notes	0	5,943	0	5,943
Cayman Islands
Bank Loan Obligations	0	1,900	0	1,900
Corporate Bonds & Notes	0	46,650	1,808	48,458
Chile
Corporate Bonds & Notes	0	10,517	0	10,517
China
Corporate Bonds & Notes	0	6,245	0	6,245
Colombia
Corporate Bonds & Notes	0	12,124	0	12,124
Curacao
Corporate Bonds & Notes	0	1,253	0	1,253
Czech Republic
Corporate Bonds & Notes	0	3,758	0	3,758
Guatemala
Corporate Bonds & Notes	0	8,477	0	8,477
Hong Kong
Corporate Bonds & Notes	0	8,115	0	8,115
India
Corporate Bonds & Notes	0	13,921	0	13,921
Indonesia
Corporate Bonds & Notes	0	5,059	0	5,059
Ireland
Corporate Bonds & Notes	0	22,394	0	22,394
Israel
Corporate Bonds & Notes	0	5,873	0	5,873
Kazakhstan
Corporate Bonds & Notes	0	2,127	0	2,127
Luxembourg
Corporate Bonds & Notes	0	16,537	0	16,537
Marshall Islands
Corporate Bonds & Notes	0	1,600	0	1,600
Mauritius
Corporate Bonds & Notes	0	2,561	0	2,561
Mexico
Corporate Bonds & Notes	0	14,056	73	14,129
Netherlands
Corporate Bonds & Notes	0	18,272	0	18,272
Panama
Corporate Bonds & Notes	0	1,776	0	1,776
Paraguay
Corporate Bonds & Notes	0	4,014	0	4,014
Peru
Corporate Bonds & Notes	0	9,412	0	9,412
Philippines
Corporate Bonds & Notes	0	990	0	990
Romania
Corporate Bonds & Notes	0	2,715	0	2,715
Russia
Corporate Bonds & Notes	0	19,030	0	19,030
Singapore
Corporate Bonds & Notes	0	4,534	0	4,534
Sweden
Corporate Bonds & Notes	0	506	0	506
Thailand
Corporate Bonds & Notes	0	3,662	0	3,662
Turkey
Corporate Bonds & Notes	0	16,441	0	16,441
United Kingdom
Corporate Bonds & Notes	0	25,443	0	25,443
United States
Corporate Bonds & Notes	0	14,385	0	14,385
Virgin Islands (British)
Corporate Bonds & Notes	0	8,902	0	8,902
Short-Term Instruments
Repurchase Agreements	0	274	0	274
U.S. Treasury Bills	0	6,135	0	6,135
	$0	$418,773	$1,881	$420,654

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,723	$0	$0	$21,723

Total Investments	$21,723	$418,773	$1,881	$442,377

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	68	23	0	91
Over the counter	0	1,834	0	1,834
	$68	$1,857	$0	$1,925

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(10)	0	(11)
Over the counter	0	(6,685)	0	(6,685)

	$(1)	$(6,695)	$0	$(6,696)

Totals	$21,790	$413,935	$1,881	$437,606

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Currency Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.8%
BERMUDA 0.0%
CORPORATE BONDS & NOTES 0.0%
Qtel International Finance Ltd.
3.375% due 10/14/2016		$500	$514

Total Bermuda (Cost $514)			514

BRAZIL 16.9%
CORPORATE BONDS & NOTES 7.2%
Banco BTG Pactual S.A.
4.875% due 07/08/2016		$1,000	1,007
Banco do Brasil S.A.
4.500% due 01/22/2015		54,990	55,024
4.500% due 01/20/2016	EUR	22,000	27,087
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		$4,900	4,900
Banco Pan S.A.
5.500% due 08/04/2015		4,450	4,477
Banco Santander Brasil S.A.
4.250% due 01/14/2016		11,600	11,821
4.500% due 04/06/2015		9,275	9,354
4.625% due 02/13/2017		40,685	42,365
Banco Votorantim S.A.
5.250% due 02/11/2016		5,220	5,346
Caixa Economica Federal
2.375% due 11/06/2017		14,520	13,740
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		20,460	21,084
CSN Islands Corp.
10.000% due 01/15/2015		7,150	7,171
Petrobras Global Finance BV
1.852% due 05/20/2016		23,600	22,604
2.000% due 05/20/2016		18,900	18,100
2.371% due 01/15/2019		22,500	20,015
2.603% due 03/17/2017		11,800	10,922
Petrobras International Finance Co. S.A.
2.875% due 02/06/2015		72,790	72,498
3.875% due 01/27/2016		29,270	28,796
5.875% due 03/01/2018		9,980	9,770
6.125% due 10/06/2016		2,600	2,615
7.875% due 03/15/2019		10,000	10,574
8.375% due 12/10/2018		3,400	3,629

			402,899

SOVEREIGN ISSUES 9.7%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		17,300	17,402
4.125% due 09/15/2017	EUR	20,000	24,395
6.369% due 06/16/2018		$5,400	5,783
Brazil Government International Bond
7.875% due 03/07/2015		7,200	7,290
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2015	BRL	663,000	227,849
0.000% due 01/01/2017		176,600	52,115
0.000% due 07/01/2017		708,400	196,998
0.000% due 07/01/2018		43,000	10,648
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2017		4,760	1,802

			544,282

Total Brazil (Cost $1,027,069)			947,181

CANADA 0.0%
CORPORATE BONDS & NOTES 0.0%
Lehman Brothers Holdings, Inc.
4.730% due 06/01/2049 (b)	CAD	5,325	710

Total Canada (Cost $0)			710

CAYMAN ISLANDS 2.6%
ASSET-BACKED SECURITIES 0.0%
Dryden Leveraged Loan CDO
0.471% due 10/20/2020		$2,077	2,063
Hyundai Capital Auto Funding Ltd.
1.162% due 09/20/2016		250	251

			2,314

CORPORATE BONDS & NOTES 2.6%
Alibaba Group Holding Ltd.
0.756% due 11/28/2017		7,400	7,420
1.625% due 11/28/2017		42,600	42,363
Baidu, Inc.
2.250% due 11/28/2017		400	401
3.250% due 08/06/2018		3,800	3,891
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		3,300	3,385
Interoceanica Finance Ltd.
0.000% due 11/30/2018		5,937	5,393
IPIC GMTN Ltd.
3.125% due 11/15/2015		12,275	12,476
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		773	726
Pemex Finance Ltd.
10.610% due 08/15/2017		172	192
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		16,030	15,196
QNB Finance Ltd.
1.483% due 10/31/2016		500	507
3.125% due 11/16/2015		45,255	46,153
Tencent Holdings Ltd.
2.000% due 05/02/2017		5,000	4,992

			143,095

Total Cayman Islands (Cost $145,295)			145,409

CHILE 1.1%
CORPORATE BONDS & NOTES 1.1%
Banco de Credito e Inversiones
3.000% due 09/13/2017		$1,900	1,943
Banco del Estado de Chile
2.000% due 11/09/2017		16,500	16,545
Banco Santander Chile
1.130% due 04/11/2017		5,100	5,080
1.831% due 01/19/2016		4,800	4,824
3.750% due 09/22/2015		28,100	28,543
Telefonica Moviles Chile S.A.
2.875% due 11/09/2015		3,000	3,039

Total Chile (Cost $60,003)			59,974

CHINA 1.0%
CORPORATE BONDS & NOTES 0.4%
Sinopec Group Overseas Development Ltd.
1.009% due 04/10/2017		$20,000	20,038

SOVEREIGN ISSUES 0.6%
China Development Bank Corp.
2.950% due 08/02/2015	CNY	38,000	6,128
5.800% due 01/03/2016		99	16
5.840% due 01/03/2019		2,160	373
China Government International Bond
2.480% due 12/01/2020		5,000	757
3.290% due 04/18/2020		5,140	818
3.320% due 06/12/2015		390	63
3.380% due 05/23/2023		700	111
4.080% due 08/22/2023		700	116

Export-Import Bank of China
3.350% due 06/18/2017		100,000	16,085
4.875% due 07/21/2015		$7,699	7,860

			32,327

Total China (Cost $52,635)			52,365

COLOMBIA 4.3%
CORPORATE BONDS & NOTES 0.5%
Banco de Bogota S.A.
5.000% due 01/15/2017		$10,683	11,138
Ecopetrol S.A.
7.625% due 07/23/2019		15,930	18,319

			29,457

SOVEREIGN ISSUES 3.8%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	60,000	30
Colombia Government International Bond
2.032% due 11/16/2015		$64,548	65,078
7.375% due 01/27/2017		900	1,001
12.000% due 10/22/2015	COP	295,691,000	131,111
Colombian TES
5.000% due 11/21/2018		8,935,000	3,663
7.000% due 05/04/2022		1,816,000	772
7.250% due 06/15/2016		27,683,000	12,017

			213,672

Total Colombia (Cost $264,642)			243,129

CROATIA 0.0%
SOVEREIGN ISSUES 0.0%
Croatia Government International Bond
6.250% due 04/27/2017		$800	851

Total Croatia (Cost $844)			851

CZECH REPUBLIC 0.0%
CORPORATE BONDS & NOTES 0.0%
Hyundai Motor Manufacturing Czech s.r.o.
4.500% due 04/15/2015		$750	757

Total Czech Republic (Cost $757)			757

EL SALVADOR 0.1%
SOVEREIGN ISSUES 0.1%
El Salvador Government International Bond
7.375% due 12/01/2019		$3,700	4,135

Total El Salvador (Cost $4,117)			4,135

FRANCE 0.7%
CORPORATE BONDS & NOTES 0.7%
BNP Paribas S.A.
0.692% due 05/07/2017		$8,900	8,892
Credit Agricole S.A.
0.785% due 06/12/2017		28,000	28,040

Total France (Cost $36,900)			36,932

GERMANY 0.1%
CORPORATE BONDS & NOTES 0.1%
Deutsche Bank AG
0.706% due 05/30/2017		$6,500	6,493

Total Germany (Cost $6,500)			6,493

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015		$900	911

CNOOC Finance Ltd.
1.125% due 05/09/2016		8,200	8,175
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		3,900	3,883

Total Hong Kong (Cost $12,986)			12,969

INDIA 3.9%
CORPORATE BONDS & NOTES 3.9%
Bank of India
4.750% due 09/30/2015		$1,525	1,561
Export-Import Bank of India
4.000% due 08/07/2017		27,650	28,869
4.375% due 02/02/2015		13,041	13,070
4.400% due 04/21/2015		23,343	23,553
HDFC Bank Ltd.
3.000% due 11/30/2016		17,000	17,380
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		64,172	64,267
Indian Railway Finance Corp. Ltd.
3.417% due 10/10/2017		5,000	5,127
4.406% due 03/30/2016		5,350	5,526
ONGC Videsh Ltd.
2.500% due 05/07/2018		1,200	1,190
State Bank of India
2.381% due 01/21/2016		4,700	4,689
4.125% due 08/01/2017		3,900	4,052
4.500% due 07/27/2015		49,725	50,629

Total India (Cost $219,284)			219,913

INDONESIA 6.9%
CORPORATE BONDS & NOTES 1.9%
Bank Negara Indonesia Persero Tbk PT
4.125% due 04/27/2017		$10,810	11,161
Lembaga Pembiayaan Ekspor Indonesia
3.750% due 04/26/2017		21,968	22,682
Majapahit Holding BV
7.250% due 06/28/2017		6,345	7,021
7.750% due 10/17/2016		61,067	67,174

			108,038

SOVEREIGN ISSUES 5.0%
Indonesia Government International Bond
6.875% due 03/09/2017		88,015	97,370
6.875% due 01/17/2018		75,200	85,164
7.250% due 04/20/2015		59,470	60,704
7.500% due 01/15/2016		6,250	6,664
11.625% due 03/04/2019		24,100	31,963

			281,865

Total Indonesia (Cost $388,171)			389,903

IRELAND 0.3%
ASSET-BACKED SECURITIES 0.0%
Avoca CLO PLC
0.438% due 09/15/2021	EUR	297	358
Dryden Leveraged Loan CDO
0.568% due 01/25/2022		210	254

			612

CORPORATE BONDS & NOTES 0.3%
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016		$200	194
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		425	412
OJSC Novolipetsk Steel Via Steel Funding Ltd.
4.450% due 02/19/2018		1,800	1,602
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017		3,100	2,943
VEB-Leasing Via VEB Leasing Investment Ltd.
5.125% due 05/27/2016		5,100	4,641
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		4,900	4,692
9.125% due 04/30/2018		100	95

Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		2,500	2,269

			16,848

Total Ireland (Cost $19,112)			17,460

ISRAEL 0.1%
CORPORATE BONDS & NOTES 0.1%
Delek & Avner Tamar Bond Ltd.
2.803% due 12/30/2016		$6,300	6,313

Total Israel (Cost $6,300)			6,313

KAZAKHSTAN 4.4%
CORPORATE BONDS & NOTES 4.4%
Intergas Finance BV
6.375% due 05/14/2017		$29,844	30,778
KazMunayGas National Co. JSC
9.125% due 07/02/2018		16,750	18,388
11.750% due 01/23/2015		147,252	147,738
Samruk-Energy JSC
3.750% due 12/20/2017		51,100	49,312

Total Kazakhstan (Cost $250,629)			246,216

LITHUANIA 0.1%
SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond
6.750% due 01/15/2015		$4,972	4,981

Total Lithuania (Cost $4,982)			4,981

LUXEMBOURG 5.1%
CORPORATE BONDS & NOTES 5.1%
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		$17,800	17,122
5.092% due 11/29/2015		24,800	24,366
5.875% due 06/01/2015	EUR	7,100	8,548
6.212% due 11/22/2016		$12,200	11,803
9.250% due 04/23/2019		400	410
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		12,800	10,880
6.299% due 05/15/2017		250	222
7.750% due 05/29/2018		3,000	2,655
8.700% due 03/17/2016	RUB	1,049,500	14,468
Sberbank of Russia Via SB Capital S.A.
5.180% due 06/28/2019		$3,700	3,293
5.400% due 03/24/2017		12,200	11,422
5.499% due 07/07/2015 (d)		140,420	139,367
7.000% due 01/31/2016	RUB	158,000	2,276
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		$4,700	4,066
6.250% due 07/26/2016		1,000	953
6.700% due 10/25/2017		19,495	18,090
VTB Bank OJSC Via VTB Capital S.A.
6.465% due 03/04/2015		13,500	13,420

Total Luxembourg (Cost $317,686)			283,361

MALAYSIA 0.8%
CORPORATE BONDS & NOTES 0.4%
1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015		$8,600	8,706
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017		400	412
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016		10,750	11,288

			20,406

SOVEREIGN ISSUES 0.4%
Malaysia Government Bond
3.741% due 02/27/2015	MYR	70,000	20,030

Total Malaysia (Cost $41,859)			40,436

MEXICO 5.2%
CORPORATE BONDS & NOTES 4.4%
America Movil S.A.B. de C.V.
1.241% due 09/12/2016		$24,000	24,182
3.500% due 02/08/2015	CNY	30,000	4,865
3.625% due 03/30/2015		$100	101
5.750% due 01/15/2015		2,150	2,151
6.000% due 06/09/2019	MXN	232,400	15,776
6.450% due 12/05/2022		140,400	9,350
9.000% due 01/15/2016		100,700	7,169
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$700	710
BBVA Bancomer S.A.
4.500% due 03/10/2016		92,659	95,902
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		630	38
Petroleos Mexicanos
2.251% due 07/18/2018		12,500	12,669
5.750% due 03/01/2018		42,500	46,006
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015		5,679	5,694
8.750% due 01/31/2016	MXN	285,300	20,347

			244,960

SOVEREIGN ISSUES 0.8%
Mexico Government International Bond
5.625% due 01/15/2017		$24,900	27,079
6.625% due 03/03/2015		14,390	14,539
11.375% due 09/15/2016		140	165

			41,783

Total Mexico (Cost $297,382)			286,743

NETHERLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Kazakhstan Temir Zholy Finance BV
7.000% due 05/11/2016		$15,515	16,252
SABIC Capital BV
3.000% due 11/02/2015		6,270	6,388
Waha Aerospace BV
3.925% due 07/28/2020		312	328

Total Netherlands (Cost $23,126)			22,968

PANAMA 0.4%
SOVEREIGN ISSUES 0.4%
Panama Government International Bond
7.250% due 03/15/2015		$23,197	23,545

Total Panama (Cost $23,471)			23,545

PERU 0.2%
CORPORATE BONDS & NOTES 0.0%
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$1,600	1,621

SOVEREIGN ISSUES 0.2%
Peru Government International Bond
9.875% due 02/06/2015		13,480	13,615

Total Peru (Cost $15,209)			15,236

PHILIPPINES 0.0%
CORPORATE BONDS & NOTES 0.0%
Power Sector Assets & Liabilities Management Corp.
6.875% due 11/02/2016		$500	549

Total Philippines (Cost $546)			549

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.000% due 04/25/2016	PLN	2,700	794

Total Poland (Cost $960)			794

QATAR 0.7%
CORPORATE BONDS & NOTES 0.4%
Qatari Diar Finance Co.
3.500% due 07/21/2015		$20,000	20,200
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016		2,841	2,965

			23,165

SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
4.000% due 01/20/2015		17,800	17,843

Total Qatar (Cost $41,006)			41,008

ROMANIA 0.0%
SOVEREIGN ISSUES 0.0%
Romania Government International Bond
5.000% due 03/18/2015	EUR	1,000	1,222

Total Romania (Cost $1,388)			1,222

RUSSIA 0.0%
CORPORATE BONDS & NOTES 0.0%
SCF Capital Ltd.
5.375% due 10/27/2017		$300	247

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
7.600% due 04/14/2021	RUB	3,500	41

Total Russia (Cost $378)			288

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Serbia
5.250% due 11/21/2017		$7,800	8,050

Total Serbia (Cost $8,106)			8,050

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
STATS ChipPAC Ltd.
5.375% due 03/31/2016		$3,900	3,929

Total Singapore (Cost $3,965)			3,929

SOUTH AFRICA 0.2%
CORPORATE BONDS & NOTES 0.2%
FirstRand Bank Ltd.
4.375% due 06/09/2016		$6,600	6,832
Transnet SOC Ltd.
4.500% due 02/10/2016		2,500	2,568

Total South Africa (Cost $9,402)			9,400

SOUTH KOREA 7.8%
CORPORATE BONDS & NOTES 5.4%
Hana Bank
1.375% due 02/05/2016		$9,600	9,615
4.000% due 11/03/2016		2,597	2,720

Hyundai Capital Services, Inc.
4.375% due 07/27/2016		8,450	8,850
6.000% due 05/05/2015		950	966
Industrial Bank of Korea
1.375% due 10/05/2015		19,300	19,398
3.750% due 09/29/2016		15,185	15,813
Kookmin Bank
0.710% due 09/14/2015		6,600	6,600
1.109% due 01/27/2017		1,500	1,511
Korea Development Bank
0.900% due 02/20/2015		102,400	102,430
0.932% due 08/20/2015		22,000	22,023
1.000% due 01/22/2016		700	700
1.170% due 08/20/2015		1,800	1,805
3.250% due 03/09/2016		2,100	2,151
3.500% due 08/22/2017		700	730
4.000% due 09/09/2016		1,300	1,359
4.375% due 08/10/2015		5,000	5,108
Korea Electric Power Corp.
3.000% due 10/05/2015		16,560	16,818
Korea Exchange Bank
1.750% due 09/27/2015		8,600	8,649
4.875% due 01/14/2016		6,950	7,202
Korea Expressway Corp.
1.625% due 04/28/2017		2,300	2,290
Korea Hydro & Nuclear Power Co. Ltd.
1.013% due 05/22/2017		36,500	36,494
3.125% due 09/16/2015		18,650	18,944
Korea National Oil Corp.
2.875% due 11/09/2015		704	715
4.000% due 10/27/2016		1,350	1,411
KT Corp.
4.875% due 07/15/2015		160	163
Shinhan Bank
0.883% due 04/08/2017		2,600	2,608
4.125% due 10/04/2016		950	995
4.375% due 09/15/2015		900	921
Woori Bank
4.500% due 10/07/2015		450	462
4.750% due 01/20/2016		400	415
7.000% due 02/02/2015		1,000	1,005

			300,871

SOVEREIGN ISSUES 2.4%
Export-Import Bank of Korea
0.980% due 01/14/2017		2,900	2,910
1.093% due 09/17/2016		3,900	3,920
1.250% due 11/20/2015		27,500	27,565
2.047% due 03/21/2015		33,000	33,085
4.000% due 01/11/2017		4,400	4,619
4.125% due 09/09/2015		1,518	1,552
5.125% due 03/16/2015		500	505
5.875% due 01/14/2015		23,510	23,538
Korea Housing Finance Corp.
3.500% due 12/15/2016		11,000	11,421
4.125% due 12/15/2015		25,325	26,028
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,600	1,596

			136,739

Total South Korea (Cost $437,197)			437,610

SPAIN 0.1%
SOVEREIGN ISSUES 0.1%
Autonomous Community of Catalonia
3.875% due 04/07/2015	EUR	1,900	2,312
4.300% due 11/15/2016		200	254
Autonomous Community of Valencia
3.250% due 07/06/2015		420	514
4.375% due 07/16/2015		740	913

Total Spain (Cost $4,512)			3,993

SRI LANKA 0.6%
SOVEREIGN ISSUES 0.6%
Sri Lanka Government International Bond
5.125% due 04/11/2019		$3,800	3,848
7.400% due 01/22/2015		28,150	28,185

Total Sri Lanka (Cost $32,149)			32,033

TURKEY 1.3%
CORPORATE BONDS & NOTES 0.3%
Export Credit Bank of Turkey
5.875% due 04/24/2019	$4,600	4,922
Turkiye Garanti Bankasi A/S
2.731% due 04/20/2016	10,500	10,526

		15,448

SOVEREIGN ISSUES 1.0%
Turkey Government International Bond
6.750% due 04/03/2018	800	892
7.000% due 09/26/2016	8,250	8,951
7.250% due 03/15/2015	34,475	34,908
7.500% due 07/14/2017	8,700	9,744

		54,495

Total Turkey (Cost $69,849)		69,943

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.3%
Dolphin Energy Ltd.
5.888% due 06/15/2019	$14,156	15,448

Total United Arab Emirates (Cost $15,551)		15,448

UNITED KINGDOM 0.1%
CORPORATE BONDS & NOTES 0.1%
Afren PLC
11.500% due 02/01/2016	$8,850	7,522

Total United Kingdom (Cost $9,389)		7,522

UNITED STATES 1.6%
ASSET-BACKED SECURITIES 0.3%
AFC Home Equity Loan Trust
0.950% due 02/25/2029	$233	194
Carrington Mortgage Loan Trust
0.270% due 06/25/2037	238	237
0.490% due 10/25/2035	33	33
Citigroup Mortgage Loan Trust, Inc.
0.230% due 07/25/2045	206	178
Credit-Based Asset Servicing and Securitization LLC
0.289% due 07/25/2037	56	37
Educational Funding Co. LLC
0.484% due 10/25/2029	3,131	2,899
GE-WMC Mortgage Securities Trust
0.210% due 08/25/2036	55	30
GSAA Home Equity Trust
0.470% due 05/25/2047	484	344
GSAMP Trust
0.240% due 12/25/2036	138	72
HSI Asset Loan Obligation Trust
0.215% due 12/25/2036	52	24
JPMorgan Mortgage Acquisition Trust
0.265% due 08/25/2036	3,346	1,743
MASTR Asset-Backed Securities Trust
0.220% due 01/25/2037	288	128
Morgan Stanley Mortgage Loan Trust
0.400% due 02/25/2037	400	241
New Century Home Equity Loan Trust
0.350% due 05/25/2036	550	392
Securitized Asset-Backed Receivables LLC Trust
0.230% due 12/25/2036 ^	333	123
0.250% due 11/25/2036 ^	244	102
SLC Student Loan Trust
0.312% due 11/15/2021	933	933
SLM Student Loan Trust
0.304% due 07/25/2023	7,770	7,759

		15,469

CORPORATE BONDS & NOTES 1.0%
AbbVie, Inc.
1.200% due 11/06/2015		2,570	2,578
Ally Financial, Inc.
3.125% due 01/15/2016		700	705
American Honda Finance Corp.
0.609% due 05/26/2016		100	100
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015		1,023	1,025
Bank of America Corp.
3.400% due 10/21/2025	MXN	35,000	2,523
DISH DBS Corp.
7.125% due 02/01/2016		$3,900	4,110
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		12,250	12,334
5.625% due 09/15/2015		1,400	1,445
General Mills, Inc.
5.200% due 03/17/2015		300	303
General Motors Financial Co., Inc.
2.750% due 05/15/2016		1,900	1,934
HCA, Inc.
6.500% due 02/15/2016		500	523
7.190% due 11/15/2015		1,000	1,046
Hyundai Capital America
1.625% due 10/02/2015		978	982
3.750% due 04/06/2016		3,225	3,317
International Lease Finance Corp.
4.875% due 04/01/2015		800	807
5.750% due 05/15/2016		1,100	1,143
6.750% due 09/01/2016		2,100	2,242
8.625% due 09/15/2015		100	105
JPMorgan Chase Bank N.A.
0.571% due 06/13/2016		1,000	996
MGM Resorts International
6.625% due 07/15/2015		4,600	4,692
6.875% due 04/01/2016		900	940
7.500% due 06/01/2016		100	106
Navient Corp.
6.250% due 01/25/2016		1,600	1,668
PepsiCo, Inc.
0.444% due 02/26/2016		2,700	2,704
SABMiller Holdings, Inc.
1.850% due 01/15/2015		6,319	6,322
Springleaf Finance Corp.
5.400% due 12/01/2015		500	514
5.750% due 09/15/2016		300	311

			55,475

MORTGAGE-BACKED SECURITIES 0.2%
American Home Mortgage Investment Trust
0.370% due 03/25/2046		4,270	3,614
Banc of America Mortgage Trust
2.532% due 07/25/2034		255	259
Countrywide Alternative Loan Trust
4.821% due 10/25/2035 ^		175	146
Countrywide Home Loan Mortgage Pass-Through Trust
2.350% due 04/20/2035		1,292	1,307
4.932% due 02/20/2036 ^		269	243
Credit Suisse First Boston Mortgage Securities Corp.
2.179% due 06/25/2033		995	983
Morgan Stanley Capital Trust
5.592% due 04/12/2049		1,192	1,201
Structured Adjustable Rate Mortgage Loan Trust
2.457% due 07/25/2034		2,184	2,187

			9,940

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
1.315% due 06/01/2043 - 07/01/2044		385	395
1.978% due 11/01/2035		55	57
5.110% due 11/01/2035		168	180
5.267% due 08/01/2035		38	40
5.284% due 09/01/2035		118	126
5.310% due 10/01/2035		33	35
5.361% due 09/01/2035		35	37
Freddie Mac
0.450% due 09/25/2031		186	174
2.231% due 08/01/2035		19	20
5.000% due 07/01/2025 - 12/01/2041		2,820	3,136

			4,200

Total United States (Cost $86,716)			85,084

VIETNAM 0.2%
SOVEREIGN ISSUES 0.2%
Vietnam Government International Bond
6.875% due 01/15/2016		$9,100	9,580

Total Vietnam (Cost $9,558)			9,580

VIRGIN ISLANDS (BRITISH) 1.0%
CORPORATE BONDS & NOTES 1.0%
Cheung Kong Infrastructure Finance BVI Ltd.
0.947% due 06/20/2017		$8,400	8,380
CNPC General Capital Ltd.
1.450% due 04/16/2016		10,000	9,987
Rosneft Finance S.A.
6.250% due 02/02/2015 (d)		13,400	13,360
6.625% due 03/20/2017		800	748
7.500% due 07/18/2016		9,800	9,437
7.875% due 03/13/2018		16,350	15,153

Total Virgin Islands (British) (Cost $61,421)			57,065

SHORT-TERM INSTRUMENTS 18.9%
CERTIFICATES OF DEPOSIT 1.7%
Banco do Brasil S.A.
1.211% due 06/29/2015		$8,900	8,902
China Construction Bank Corp.
1.700% due 04/16/2015		27,000	27,084
Itau Unibanco Holding S.A.
1.152% due 06/04/2015		27,600	27,599
1.190% due 06/26/2015		13,500	13,500
Kookmin Bank
0.744% due 07/15/2015		16,800	16,816

			93,901

REPURCHASE AGREEMENTS (c) 0.1%			5,137

SHORT-TERM NOTES 0.4%
JPMorgan Chase Bank N.A.
0.000% due 07/02/2015		20,189	19,970
Pacific Gas & Electric Co.
0.433% due 05/11/2015		4,800	4,801

			24,771

JAPAN TREASURY BILLS 4.8%
(0.014%) due 03/02/2015	JPY	32,150,000	268,415

MALAYSIA TREASURY BILLS 0.1%
3.156% due 01/08/2015	MYR	22,348	6,388

MEXICO TREASURY BILLS 9.3%
2.949% due 01/22/2015 - 04/01/2015 (a)	MXN	7,671,674	517,802

U.S. TREASURY BILLS 2.5%
0.058% due 01/22/2015 - 05/28/2015 (a)(f)(h)		$136,799	136,776

Total Short-Term Instruments (Cost $1,088,632)			1,053,190

Total Investments in Securities (Cost $5,100,198)			4,905,202

	SHARES
INVESTMENTS IN AFFILIATES 14.8%
SHORT-TERM INSTRUMENTS 14.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.8%
PIMCO Short-Term Floating NAV Portfolio	1,208	12
PIMCO Short-Term Floating NAV Portfolio III	83,401,024	826,671

Total Short-Term Instruments (Cost $832,435)		826,683

Total Investments in Affiliates (Cost $832,435)		826,683

Total Investments 102.6% (Cost $5,932,633)		$5,731,885
Financial Derivative Instruments (e)(g) (1.8%) (Cost or Premiums, net $(825))		(100,579)
Other Assets and Liabilities, net (0.8%)		(44,552)

Net Assets 100.0%		$5,586,754

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lehman Brothers Holdings, Inc.	4.730%	06/01/2049	10/05/2012	$0	$710	0.01%

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$5,137	Fannie Mae 2.260% due 10/17/2022	$(5,241)	$5,137	$5,137

Total Repurchase Agreements						$(5,241)	$5,137	$5,137

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	(1.000%)	11/21/2014	11/20/2016	$(15,700)	$(15,700)
JML	(1.000%)	10/17/2014	10/15/2017	(2,438)	(2,433)
MEI	0.500%	08/05/2014	07/31/2017	(10,297)	(10,297)
RYL	(1.000%)	08/29/2014	08/28/2017	(10,355)	(10,355)

Total Reverse Repurchase Agreements					$(38,785)

(2)	The average amount of borrowings while outstanding during the period ended December 31, 2014 was $26,568 at a weighted average interest rate of (0.745%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Freddie Mac	5.000%	01/01/2045	$13,000	$(14,384)	$(14,346)
Freddie Mac	6.000%	01/01/2045	2,000	(2,261)	(2,263)

Total Short Sales				$(16,645)	$(16,609)

(d)	Securities with an aggregate market value of $37,739 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	06/17/2017	$318,000	$197	$(1,139)	$4	$0

Total Swap Agreements					$197	$(1,139)	$4	$0

(f)	Securities with an aggregate market value of $1,801 and cash of $270 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	BRL	63,202		$26,613	$2,837	$0
	01/2015	ILS	155,331		40,963	1,140	0
	01/2015	PLN	19,774		5,687	108	0
	01/2015	SGD	2,970		2,243	3	0
	01/2015	TRY	3,538		1,517	12	0
	01/2015		$26,345	BRL	63,202	0	(2,568)
	01/2015		1,290	PLN	4,303	0	(76)
	01/2015		127,671	RUB	6,990,000	0	(12,419)
	01/2015		5,859	SGD	7,566	0	(151)
	01/2015		40,148	TRY	92,511	0	(730)
	02/2015	CNY	9,242		$1,501	1	0
	02/2015	INR	160,283		2,527	16	0
	02/2015	KRW	6,089,803		5,669	115	0
	02/2015	MXN	55,653		3,893	128	0
	02/2015	MYR	27,012		7,780	102	0
	02/2015	THB	51,179		1,567	14	0
	02/2015	TWD	90,347		2,867	17	(7)
	02/2015		$3,645	EUR	2,931	0	(97)
	02/2015		1,690	INR	105,873	0	(31)
	02/2015		2,334	MXN	31,861	0	(179)
	02/2015		54,422	MYR	180,016	0	(3,252)
	02/2015		18,216	RUB	1,060,444	1	(453)
	02/2015		231,615	THB	7,568,521	15	(1,922)
	02/2015		895	TWD	27,321	0	(31)
	03/2015		48,378	MXN	686,929	0	(2,031)
	04/2015	BRL	12,348		$4,606	73	0
BPS	01/2015		482,888		181,872	213	0
	01/2015	MXN	1,021,757		69,962	779	0
	01/2015		$185,858	BRL	482,888	0	(4,199)
	01/2015		62,732	ILS	243,200	0	(382)
	01/2015		1,279	PLN	4,283	0	(71)
	01/2015		2,081	SGD	2,657	0	(77)
	01/2015		2,018	TRY	4,548	0	(83)
	02/2015	BRL	3,076		$1,148	0	0
	02/2015	MXN	1,327,897		97,247	7,465	0
	02/2015		$10,781	CNY	66,397	4	(6)
	02/2015		2,231	INR	139,150	0	(51)
	02/2015		161,451	MXN	2,187,877	0	(13,436)
	04/2015	BRL	3,881		$1,598	173	0
	04/2015	MXN	1,442,995		105,014	7,731	0
	04/2015		$97,747	BRL	249,500	0	(6,151)
	06/2015	COP	59,975,831		$25,769	794	0
	07/2015	BRL	121,863		49,371	5,774	0
	10/2015		135,007		49,902	2,832	0
	07/2017		138,000		46,920	5,416	0
BRC	01/2015		5,422		2,069	29	0
	01/2015	CZK	7,765		350	11	0
	01/2015	ILS	32,710		8,470	84	0
	01/2015	PLN	4,820		1,417	57	0
	01/2015	RUB	336,044		5,442	0	(99)
	01/2015		$2,041	BRL	5,422	0	(2)
	01/2015		74,359	CLP	43,429,143	0	(2,883)
	01/2015		117,033	CZK	2,557,235	0	(5,288)
	01/2015		12,738	INR	798,258	38	(162)
	01/2015		6,902	PLN	23,849	0	(174)
	01/2015		4,013	RON	14,023	0	(228)
	01/2015		69,469	SGD	89,477	0	(1,965)
	01/2015		73,586	TRY	166,579	0	(2,705)
	02/2015	CNY	36,455		$5,920	2	0
	02/2015	INR	505,032		7,917	34	(30)
	02/2015	KRW	18,929,202		17,739	476	0
	02/2015	MXN	928,907		66,372	3,617	0
	02/2015	MYR	3,236		918	0	(2)
	02/2015	TWD	99,852		3,205	57	(10)
	02/2015		$2,047	CNY	12,616	1	0
	02/2015		13,590	INR	853,828	0	(211)
	02/2015		1,641	KRW	1,793,646	0	(5)
	02/2015		6,370	MXN	87,210	0	(470)
	02/2015		3,554	MYR	11,910	0	(168)
	02/2015		5,130	THB	169,136	3	0
	02/2015		218,891	TWD	6,653,639	0	(8,482)
	04/2015	BRL	1,564		$646	72	0
	05/2015		$1,620	IDR	20,233,800	0	(30)
	06/2015	COP	2,402,730		$990	0	(11)
CBK	01/2015	BRL	3,697		1,530	139	0
	01/2015	CZK	22,412		983	4	0
	01/2015	INR	157,650		2,500	12	0
	01/2015	PLN	92,865		26,902	703	0
	01/2015	RUB	5,677,827		95,166	5,563	(4,013)
	01/2015	SGD	36,959		27,914	38	(7)
	01/2015	TRY	12,491		5,391	76	0
	01/2015		$1,392	BRL	3,697	0	(1)
	01/2015		155,552	INR	9,760,080	0	(1,506)
	01/2015		139,311	JPY	16,687,673	478	(463)
	01/2015		13,572	PLN	45,688	0	(683)
	01/2015		4,865	SGD	6,238	0	(159)
	01/2015	ZAR	13,893		$1,197	1	0
	02/2015	EUR	22,560		27,835	524	0
	02/2015	INR	251,640		4,000	57	0
	02/2015	JPY	7,125,973		59,029	0	(477)
	02/2015	KRW	9,827,700		9,000	63	(25)
	02/2015	MXN	180,752		12,305	77	0
	02/2015	MYR	13,220		4,000	242	0
	02/2015	PHP	179,600		4,000	0	(9)
	02/2015	THB	168,713		5,129	15	(6)
	02/2015	TWD	121,240		4,000	166	0
	02/2015		$29,290	EUR	23,599	0	(721)
	02/2015		5,237	INR	327,470	0	(106)
	02/2015		5,031	KRW	5,321,669	0	(178)
	02/2015		10,466	MXN	142,360	0	(835)
	02/2015		114,987	MYR	380,493	0	(6,833)
	02/2015		102,258	RUB	6,105,824	4,754	(4,732)
	03/2015	JPY	32,150,000		$272,388	3,854	0
	04/2015	BRL	32,183		12,336	521	0
	06/2015	COP	1,339,250		550	0	(8)
	09/2015		$2,000	CNY	11,918	0	(104)
DUB	01/2015	BRL	324,028		$125,934	4,036	0
	01/2015	ILS	35,889		9,589	388	0
	01/2015	INR	65,176		1,046	15	0
	01/2015	JPY	19,289,373		163,585	2,545	0
	01/2015	TRY	4,091		1,749	8	0
	01/2015		$121,989	BRL	324,028	0	(92)
	01/2015		49,108	ILS	186,300	0	(1,346)
	01/2015		123,729	RUB	6,626,182	0	(14,476)
	01/2015		75,471	TRY	173,177	0	(1,782)
	01/2015		142,619	ZAR	1,596,490	0	(5,156)
	01/2015	ZAR	6,170		$525	0	(6)
	02/2015	CNY	24,656		4,000	0	(3)
	02/2015	INR	1,832,531		29,044	330	0
	02/2015	MYR	60,928		17,771	452	0
	02/2015	THB	37,703		1,138	0	(6)
	02/2015		$22,680	MYR	78,779	0	(287)
	02/2015		71,996	PHP	3,244,149	412	0
	06/2015	COP	180,190,244		$74,000	0	(1,034)
	07/2015		$119,435	BRL	324,028	0	(3,513)
	09/2015		10,090	CNY	61,375	0	(328)
	04/2016		5,000		29,900	0	(306)
FBF	01/2015	BRL	123,248		$51,748	5,383	0
	01/2015	HUF	1,642,125		6,751	478	0
	01/2015	INR	1,066,685		17,130	294	0
	01/2015		$46,483	BRL	123,248	0	(118)
	01/2015		26,995	CLP	15,777,516	0	(1,029)
	01/2015		88,938	RUB	4,688,808	0	(11,628)
	02/2015	INR	329,783		$5,274	107	0
	02/2015	MYR	3,117		888	2	0
	02/2015	TWD	22,793		753	32	0
	02/2015		$2,658	CNY	16,384	2	0
	02/2015		4,395	INR	275,987	0	(71)
	02/2015		4,112	KRW	4,422,267	3	(82)
	02/2015		3,005	MXN	43,390	0	(70)
	02/2015		1,334	TWD	40,390	0	(57)
	03/2015	MXN	990,359		$72,134	5,259	0
	04/2015	BRL	246,119		101,138	10,783	0
	07/2015		105,200		43,257	5,621	0
GLM	01/2015		6,040		2,274	2	0
	01/2015	CNY	2,582		405	0	(13)
	01/2015	ILS	92,969		24,807	972	0
	01/2015	INR	366,541		5,875	90	0
	01/2015		$2,322	BRL	6,040	0	(50)
	01/2015		95,671	IDR	1,186,803,618	0	(470)
	01/2015		74,188	JPY	8,691,700	0	(1,625)
	01/2015		3,824	PLN	12,943	0	(172)
	01/2015		36,123	RON	126,553	0	(1,968)
	01/2015		1,058	ZAR	11,724	0	(49)
	02/2015	BRL	5,960		$2,220	0	(4)
	02/2015	CNY	18,034		2,926	0	(2)
	02/2015	INR	1,385,790		21,940	226	0
	02/2015	KRW	17,796,325		16,584	355	0
	02/2015	MYR	45,660		13,194	215	0
	02/2015		$2,678	CNY	16,514	3	0
	02/2015		2,282	INR	142,479	0	(49)
	02/2015		28,312	JPY	3,408,000	147	0
	02/2015		292,043	KRW	307,216,702	80	(11,957)
	02/2015		1,679	MXN	22,899	0	(130)
	02/2015		3,161	MYR	10,509	0	(174)
	02/2015		9,108	RUB	520,067	0	(396)
	02/2015		4,377	THB	143,777	9	(22)
	02/2015		117,920	TWD	3,584,536	0	(4,565)
	07/2015	BRL	365,038		$146,234	15,640	0
	07/2015		$418,537	BRL	1,095,520	0	(26,611)
	10/2015	BRL	527,993		$194,269	10,182	0
HUS	01/2015	ILS	363,156		96,366	3,262	0
	01/2015	INR	1,293,409		20,741	327	0
	01/2015	PLN	4,812		1,395	38	0
	01/2015		$794	CLP	462,448	0	(33)
	01/2015		405	CNY	2,582	13	0
	01/2015		93,008	IDR	1,152,556,805	0	(554)
	01/2015		451,766	SGD	575,706	0	(17,436)
	01/2015		142,497	TRY	328,133	0	(2,873)
	01/2015	ZAR	111,164		$9,457	0	(115)
	02/2015	CNY	152,859		24,540	7	(282)
	02/2015	KRW	5,893,075		5,266	0	(108)
	02/2015	MYR	50,598		14,710	328	0
	02/2015	TWD	763,225		24,031	0	(105)
	02/2015		$30,056	RUB	1,753,266	0	(687)
	02/2015		4,770	THB	157,553	12	0
	05/2015		3,130	IDR	39,109,350	0	(58)
	07/2015	BRL	113,680		$46,082	5,413	0
JPM	01/2015		118,494		49,215	4,638	0
	01/2015	CLP	1,479,213		2,392	0	(42)
	01/2015	IDR	86,150,994		6,822	0	(89)
	01/2015	ILS	52,024		13,464	126	0
	01/2015	RUB	1,657,926		25,221	231	(2,346)
	01/2015		$44,610	BRL	118,494	0	(34)
	01/2015		64,889	ILS	247,304	0	(1,486)
	01/2015		339,309	INR	21,303,490	0	(3,071)
	01/2015		81	PLN	270	0	(5)
	01/2015		15,426	RON	54,223	0	(793)
	01/2015		30,234	RUB	1,638,820	0	(3,213)
	01/2015		16,727	TRY	37,942	0	(577)
	02/2015	BRL	3,108		$1,147	0	(13)
	02/2015	CNY	55,150		8,950	1	(4)
	02/2015	EUR	85,400		106,133	2,750	0
	02/2015	HKD	14,220		1,834	0	0
	02/2015	INR	1,832,063		28,897	245	(55)
	02/2015	JPY	2,357,500		19,591	0	(96)
	02/2015	KRW	29,183,427		26,727	315	(202)
	02/2015	MXN	425,135		30,389	1,654	0
	02/2015	MYR	162,063		47,612	1,547	(1)
	02/2015	RUB	294,596		5,137	202	0
	02/2015	THB	523,898		15,831	3	(72)
	02/2015	TWD	82,904		2,679	57	0
	02/2015		$17,090	CNH	106,111	0	(75)
	02/2015		9,258	CNY	57,064	8	(2)
	02/2015		4,740	IDR	58,230,900	0	(93)
	02/2015		132,864	INR	8,365,461	0	(1,785)
	02/2015		402,215	KRW	424,249,594	11	(15,331)
	02/2015		61,056	MXN	863,550	0	(2,635)
	02/2015		10,345	MYR	34,291	0	(598)
	02/2015		64,898	RUB	3,942,060	3,017	(1,881)
	02/2015		8,600	THB	283,370	0	0
	02/2015		3,659	TWD	110,965	0	(150)
	04/2015	BRL	9,243		$3,812	419	0
	04/2015	CLP	519,214		849	1	0
	04/2015		$32,723	PEN	97,786	0	(513)
	05/2015		21,580	IDR	267,731,200	0	(566)
	07/2017	BRL	177,000		$60,020	6,787	0
MSB	01/2015		65,116		24,930	433	0
	01/2015	RUB	2,714,459		38,889	0	(5,867)
	01/2015	SGD	25		19	0	0
	01/2015		$24,514	BRL	65,116	0	(17)
	01/2015		1,376	INR	85,243	0	(31)
	02/2015	BRL	8,416		$3,140	0	(1)
	02/2015	CNY	31,219		5,070	2	0
	02/2015	INR	143,781		2,232	0	(21)
	02/2015	KRW	3,198,567		2,966	49	0
	02/2015	MXN	935,341		63,539	261	0
	02/2015	THB	64,422		1,951	0	(4)
	02/2015	TWD	48,890		1,613	67	0
	02/2015		$3,749	BRL	9,624	0	(156)
	02/2015		2,674	CNY	16,487	2	0
	02/2015		157	INR	10,114	1	0
	02/2015		60,572	MXN	856,462	0	(2,631)
	02/2015		38,318	RUB	2,714,459	7,152	0
	02/2015		888	THB	28,833	0	(13)
RBC	01/2015	BRL	43,310		$18,268	2,017	(42)
	01/2015	CZK	21,945		986	27	0
	01/2015	PLN	27,837		8,202	349	0
	01/2015	SGD	28,605		21,766	186	0
	01/2015	TRY	18,561		8,090	219	(27)
	01/2015		$16,305	BRL	43,310	0	(12)
	01/2015		4,386	PLN	14,749	0	(225)
	01/2015		4,903	SGD	6,308	0	(144)
	01/2015		1,081	TRY	2,438	0	(43)
	01/2015	ZAR	26,574		$2,374	86	0
	02/2015	MXN	210,804		14,852	603	(12)
	02/2015		$112,983	MXN	1,560,875	0	(7,387)
SCX	01/2015	INR	274,281		$4,404	63	0
	01/2015		$1,253	IDR	15,448,809	0	(14)
	02/2015	CNY	368,868		$59,861	0	(22)
	02/2015	MYR	76,482		22,835	1,095	0
	02/2015	THB	396,153		11,972	0	(51)
	02/2015		$4,220	IDR	51,821,600	0	(84)
	02/2015		60,579	MXN	856,462	0	(2,637)
	02/2015		99,636	MYR	335,484	0	(4,275)
SOG	01/2015	IDR	17,818,584		$1,428	0	(1)
	01/2015	INR	191,818		3,052	25	0
	01/2015	MYR	133,636		39,945	1,802	0
	01/2015	SGD	3,437		2,596	3	0
	01/2015		$313,490	PLN	1,052,664	0	(16,517)
	02/2015	CNY	17,863		$2,900	0	0
	02/2015	INR	142,918		2,234	0	(5)
	02/2015	KRW	3,021,000		2,738	0	(17)
	02/2015	MXN	546,212		39,904	2,986	0
	02/2015	MYR	2,792		852	58	0
	02/2015	TWD	213,485		6,841	90	0
	02/2015		$6,258	CNY	38,545	1	(2)
	02/2015		6,072	INR	380,761	0	(106)
	02/2015		4,306	MXN	58,888	0	(322)
	02/2015		2,490	THB	82,061	2	(1)
	02/2015		7,751	TWD	234,854	0	(324)
UAG	01/2015	BRL	173,241		$65,221	49	0
	01/2015	IDR	31,300,000		2,500	0	(11)
	01/2015		$73,392	BRL	173,241	0	(8,219)
	01/2015		77,653	IDR	961,960,964	0	(488)
	01/2015		4,491	MYR	14,700	0	(295)
	01/2015	ZAR	6,177		$526	0	(6)
	02/2015	INR	1,663,185		26,273	247	(35)
	02/2015	MYR	67,411		19,590	428	0
	02/2015	TWD	46,813		1,541	61	0
	02/2015		$220,283	BRL	581,640	0	(3,177)
	02/2015		604,936	CNY	3,735,980	1,569	(1)
	02/2015		20,610	IDR	253,580,600	0	(372)
	02/2015		2,508	KRW	2,654,014	0	(88)
	02/2015		324	MXN	4,604	0	(13)
	02/2015		56,414	MYR	185,709	0	(3,627)
	02/2015		7,540	THB	248,368	0	(2)
	02/2015		2,394	TWD	73,907	0	(57)
	04/2015		19,152	PEN	57,141	0	(331)
	06/2015	CNY	390		$63	0	0
	07/2015	BRL	713,735		275,001	19,660	0
	07/2017		393,400		134,549	16,234	0

Total Forward Foreign Currency Contracts						$208,841	$(297,553)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
GLM	Put - OTC EUR versus USD		$1.220	03/03/2015	EUR	37,600	$611	$862
UAG	Call - OTC USD versus CNH	CNH	6.371	03/03/2015		$57,270	431	143
	Put - OTC USD versus CNY	CNY	6.048	03/03/2015		57,270	235	3

							$1,277	$1,008

Options on Indices
Counterparty	Description		Strike Value	Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC EURO STOXX 50 Index		3,600.000	12/20/2019	EUR	8	$2,705	$2,274

Total Purchased Options							$3,982	$3,282

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount			Premiums (Received)	Market Value
BOA	Call - OTC EUR versus USD		$1.275	02/20/2015	EUR	37,600		$(428)	$(38)
	Call - OTC USD versus BRL	BRL	2.640	06/15/2015		$14,413		(392)	(944)
CBK	Call - OTC USD versus ZAR	ZAR	11.700	01/07/2015		27,600		(144)	(91)
FBF	Put - OTC USD versus MXN	MXN	13.350	02/25/2015		25,500		(149)	(1)
	Call - OTC USD versus MXN		14.050	02/25/2015		25,500		(160)	(1,332)
GLM	Put - OTC EUR versus USD		$1.190	03/03/2015	EUR	37,600		(302)	(387)

								$(1,575)	$(2,793)

Options on Indices
Counterparty	Description		Strike Value	Expiration Date	Notional Amount			Premiums (Received)	Market Value
FBF	Put - OTC EURO STOXX 50 Index		2,300.000	12/20/2019		EUR	8	$(2,660)	$(2,610)

Total Written Options								$(4,235)	$(5,403)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
		Fixed Deal	Maturity	Implied Credit Spread at December 31,	Notional	Premiums	Unrealized Appreciation/
Counterparty	Reference Entity	Receive Rate	Date	2014 (2)	Amount (3)	Paid/(Received)	(Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	03/20/2016	0.614%	$800	$4	$0	$4	$0
	Colombia Government International Bond	1.000%	06/20/2019	1.250%	1,300	(3)	(11)	0	(14)
	South Africa Government International Bond	1.000%	06/20/2015	0.538%	57,000	328	(186)	142	0
	South Africa Government International Bond	1.000%	09/20/2015	0.538%	13,400	79	(30)	49	0
BPS	Brazil Government International Bond	1.000%	03/20/2015	0.788%	100	0	0	0	0
	South Africa Government International Bond	1.000%	09/20/2015	0.538%	6,800	45	(20)	25	0
BRC	Brazil Government International Bond	1.000%	03/20/2015	0.788%	8,700	39	(33)	6	0
	Colombia Government International Bond	1.000%	06/20/2019	1.250%	4,400	19	(64)	0	(45)
	South Africa Government International Bond	1.000%	06/20/2015	0.538%	5,200	26	(13)	13	0
	South Africa Government International Bond	1.000%	09/20/2015	0.538%	2,800	19	(9)	10	0
	Turkey Government International Bond	1.000%	03/20/2015	0.591%	12,100	38	(23)	15	0
CBK	Rosneft Oil Co. Via Rosneft International Finance Ltd.	1.000%	03/20/2015	7.959%	14,600	(380)	164	0	(216)
	Russia Government International Bond	1.000%	03/20/2015	5.123%	131,900	(1,038)	(106)	0	(1,144)
	Russia Government International Bond	1.000%	03/20/2016	5.107%	20,000	0	(964)	0	(964)
DUB	Brazil Government International Bond	1.000%	06/20/2015	0.788%	5,600	11	(4)	7	0
	Brazil Government International Bond	1.000%	03/20/2016	0.995%	400	(1)	1	0	0
	Colombia Government International Bond	1.000%	03/20/2016	0.614%	800	5	(1)	4	0
	Colombia Government International Bond	1.000%	06/20/2019	1.250%	11,100	(27)	(88)	0	(115)
	Petroleos Mexicanos	1.000%	03/20/2016	0.991%	10,000	(160)	164	4	0
	South Africa Government International Bond	1.000%	09/20/2015	0.538%	2,800	17	(7)	10	0
FBF	Colombia Government International Bond	1.000%	03/20/2016	0.614%	300	2	0	2	0
GST	Brazil Government International Bond	1.000%	03/20/2015	0.788%	1,000	4	(3)	1	0
	Brazil Government International Bond	1.000%	03/20/2016	0.995%	8,800	(14)	17	3	0
	Colombia Government International Bond	1.000%	06/20/2019	1.250%	4,100	20	(63)	0	(43)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2015	7.206%	3,300	2	(45)	0	(43)
HUS	Brazil Government International Bond	1.000%	03/20/2015	0.788%	200	1	(1)	0	0
	Colombia Government International Bond	1.000%	03/20/2016	0.614%	8,800	58	(13)	45	0
JPM	Russia Government International Bond	1.000%	03/20/2016	5.107%	68,000	(73)	(3,203)	0	(3,276)
MYC	Brazil Government International Bond	1.000%	03/20/2015	0.788%	13,200	56	(46)	10	0
	Brazil Government International Bond	1.000%	03/20/2016	0.995%	5,600	(1)	3	2	0
	Export-Import Bank of China	1.000%	09/20/2016	0.493%	1,000	(27)	36	9	0
	Qatar Government International Bond	1.000%	06/20/2016	0.403%	2,000	3	15	18	0

						$(948)	$(4,533)	$379	$(5,860)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
	Pay/Receive	Floating Rate	Fixed	Maturity	Notional		Premiums	Unrealized Appreciation/
Counterparty	Floating Rate	Index	Rate	Date	Amount		Paid/(Received)	(Depreciation)	Asset	Liability
BOA	Receive	1-Year BRL-CDI	10.410%	01/02/2015	BRL	3,700	$9	$(10)	$0	$(1)
	Pay	1-Year BRL-CDI	8.860%	01/02/2017		8,100	(6)	(187)	0	(193)
	Pay	1-Year BRL-CDI	8.910%	01/02/2017		44,900	6	(1,167)	0	(1,161)
	Pay	1-Year BRL-CDI	13.720%	01/02/2017		18,200	73	1,070	1,143	0
BPS	Pay	1-Year BRL-CDI	8.485%	01/02/2017		8,600	43	(297)	0	(254)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		38,000	(20)	(240)	0	(260)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		88,800	(143)	(117)	0	(260)
	Pay	1-Year BRL-CDI	12.255%	01/02/2017		267,000	203	219	422	0
	Pay	1-Year BRL-CDI	12.360%	01/02/2018		73,000	85	(196)	0	(111)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		29,400	(14)	61	47	0
BRC	Pay	1-Year BRL-CDI	11.470%	01/02/2017		37,000	(20)	(88)	0	(108)
DUB	Pay	1-Year BRL-CDI	9.210%	01/02/2017		49,300	0	(1,144)	0	(1,144)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		44,000	(91)	(359)	0	(450)
	Pay	1-Year BRL-CDI	10.770%	01/02/2017		33,600	0	(279)	0	(279)
HUS	Pay	3-Month ZAR-JIBAR	7.500%	06/19/2023	ZAR	31,000	(52)	5	0	(47)
MYC	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	211,000	303	(1,749)	0	(1,446)
	Pay	1-Year BRL-CDI	10.920%	01/02/2017		23,700	0	(160)	0	(160)
SOG	Pay	28-Day MXN-TIIE	4.310%	08/30/2016	MXN	100,000	0	(7)	0	(7)

							$376	$(4,645)	$1,612	$(5,881)

Total Swap Agreements							$(572)	$(9,178)	$1,991	$(11,741)

(h)	Securities with an aggregate market value of $123,492 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$514	$0	$514
Brazil
Corporate Bonds & Notes	0	402,899	0	402,899
Sovereign Issues	0	544,282	0	544,282
Canada
Corporate Bonds & Notes	0	0	710	710
Cayman Islands
Asset-Backed Securities	0	2,063	251	2,314
Corporate Bonds & Notes	0	137,702	5,393	143,095
Chile
Corporate Bonds & Notes	0	59,974	0	59,974
China
Corporate Bonds & Notes	0	20,038	0	20,038
Sovereign Issues	0	32,327	0	32,327
Colombia
Corporate Bonds & Notes	0	29,457	0	29,457
Sovereign Issues	0	213,672	0	213,672
Croatia
Sovereign Issues	0	851	0	851
Czech Republic
Corporate Bonds & Notes	0	757	0	757
El Salvador
Sovereign Issues	0	4,135	0	4,135
France
Corporate Bonds & Notes	0	36,932	0	36,932
Germany
Corporate Bonds & Notes	0	6,493	0	6,493
Hong Kong
Corporate Bonds & Notes	0	12,969	0	12,969
India
Corporate Bonds & Notes	0	219,913	0	219,913
Indonesia
Corporate Bonds & Notes	0	108,038	0	108,038
Sovereign Issues	0	281,865	0	281,865
Ireland
Asset-Backed Securities	0	612	0	612
Corporate Bonds & Notes	0	16,848	0	16,848
Israel
Corporate Bonds & Notes	0	6,313	0	6,313
Kazakhstan
Corporate Bonds & Notes	0	246,216	0	246,216
Lithuania
Sovereign Issues	0	4,981	0	4,981
Luxembourg
Corporate Bonds & Notes	0	283,361	0	283,361
Malaysia
Corporate Bonds & Notes	0	20,406	0	20,406
Sovereign Issues	0	20,030	0	20,030
Mexico
Corporate Bonds & Notes	0	244,960	0	244,960
Sovereign Issues	0	41,783	0	41,783
Netherlands
Corporate Bonds & Notes	0	22,968	0	22,968
Panama
Sovereign Issues	0	23,545	0	23,545
Peru
Corporate Bonds & Notes	0	1,621	0	1,621
Sovereign Issues	0	13,615	0	13,615
Philippines
Corporate Bonds & Notes	0	549	0	549
Poland
Sovereign Issues	0	794	0	794
Qatar
Corporate Bonds & Notes	0	23,165	0	23,165
Sovereign Issues	0	17,843	0	17,843
Romania
Sovereign Issues	0	1,222	0	1,222
Russia
Corporate Bonds & Notes	0	247	0	247
Sovereign Issues	0	41	0	41
Serbia
Sovereign Issues	0	8,050	0	8,050
Singapore
Corporate Bonds & Notes	0	3,929	0	3,929
South Africa
Corporate Bonds & Notes	0	9,400	0	9,400
South Korea
Corporate Bonds & Notes	0	300,871	0	300,871
Sovereign Issues	0	136,739	0	136,739
Spain
Sovereign Issues	0	3,993	0	3,993
Sri Lanka
Sovereign Issues	0	32,033	0	32,033
Turkey
Corporate Bonds & Notes	0	15,448	0	15,448
Sovereign Issues	0	54,495	0	54,495
United Arab Emirates
Corporate Bonds & Notes	0	15,448	0	15,448
United Kingdom
Corporate Bonds & Notes	0	7,522	0	7,522
United States
Asset-Backed Securities	0	15,469	0	15,469
Corporate Bonds & Notes	0	55,475	0	55,475
Mortgage-Backed Securities	0	9,940	0	9,940
U.S. Government Agencies	0	4,200	0	4,200
Vietnam
Sovereign Issues	0	9,580	0	9,580
Virgin Islands (British)
Corporate Bonds & Notes	0	57,065	0	57,065
Short-Term Instruments
Certificates of Deposit	0	93,901	0	93,901
Repurchase Agreements	0	5,137	0	5,137
Short-Term Notes	0	4,801	19,970	24,771
Japan Treasury Bills	0	268,415	0	268,415
Malaysia Treasury Bills	0	6,388	0	6,388
Mexico Treasury Bills	0	517,802	0	517,802
U.S. Treasury Bills	0	136,776	0	136,776
	$0	$4,878,878	$26,324	$4,905,202
Investments in Affiliates, at Value

Short-Term Instruments
Central Funds Used for Cash Management Purposes	$826,683	$0	$0	$826,683

Total Investments	$826,683	$4,878,878	$26,324	$5,731,885
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,609)	$0	$(16,609)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4	0	4
Over the counter	0	214,114	0	214,114
	$0	$214,118	$0	$214,118
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(314,697)	$0	$(314,697)

Totals	$826,683	$4,761,690	$26,324	$5,614,697

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Full Spectrum Bond Fund

December 31, 2014 (Unaudited)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$538

Total Short-Term Instruments (Cost $538)		538

Total Investments in Securities (Cost $538)		538

	SHARES
INVESTMENTS IN AFFILIATES 99.4%
MUTUAL FUNDS (a) 99.3%
PIMCO Emerging Local Bond Fund	22,509,147	$187,276
PIMCO Emerging Markets Bond Fund	6,690,195	67,839
PIMCO Emerging Markets Corporate Bond Fund	9,839,709	104,301

Total Mutual Funds (Cost $399,759)		359,416

SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio	1,763	18
PIMCO Short-Term Floating NAV Portfolio III	12,757	126

Total Short-Term Instruments (Cost $144)		144

Total Investments in Affiliates (Cost $399,903)		359,560

Total Investments 99.5% (Cost $400,441)		$360,098
Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $(2))		(52)
Other Assets and Liabilities, net 0.5%		1,762

Net Assets 100.0%		$361,808

Notes to Schedule of Investments (amounts in thousands):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$538	Fannie Mae 2.260% due 10/17/2022	$(550)	$538	$538

Total Repurchase Agreements						$(550)	$538	$538

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
FBF	Russia Government International Bond	1.000%	09/20/2015	5.125%	$1,800	$(2)	$(50)	$0	$(52)

Total Swap Agreements						$(2)	$(50)	$0	$(52)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$538	$0	$538
	$0	$538	$0	$538
Investments in Affiliates, at Value
Mutual Funds	359,416	0	0	359,416
Short-Term Instruments
Central Funds Used for Cash Management Purposes	144	0	0	144

	$359,560	$0	$0	$359,560

Total Investments	$359,560	$538	$0	$360,098

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(52)	$0	$(52)

Totals	$359,560	$486	$0	$360,046

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO EMG Intl Low Volatility RAFI® -PLUS AR Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.1%
BANK LOAN OBLIGATIONS 0.1%
H.J. Heinz Co.
3.500% due 06/05/2020		$2,910	$2,898

Total Bank Loan Obligations (Cost $2,924)			2,898

CORPORATE BONDS & NOTES 26.0%
BANKING & FINANCE 17.4%
Ally Financial, Inc.
2.500% due 03/15/2017		5,000	4,920
2.750% due 01/30/2017		5,000	4,997
2.911% due 07/18/2016		200	199
3.125% due 01/15/2016		1,200	1,209
3.250% due 09/29/2017		2,400	2,406
4.625% due 06/26/2015		900	908
4.750% due 09/10/2018		5,800	6,018
5.500% due 02/15/2017		14,700	15,472
8.000% due 03/15/2020		241	285
8.300% due 02/12/2015		7,400	7,446
American Honda Finance Corp.
0.732% due 10/07/2016		9,100	9,144
American International Group, Inc.
4.375% due 04/26/2016	EUR	1,200	1,528
AyT Cedulas Cajas Fondo de Titulizacion de Activos
3.750% due 03/31/2015		5,900	7,199
Banca Carige SpA
3.750% due 11/25/2016		15,000	19,138
Banca Monte dei Paschi di Siena SpA
3.125% due 06/30/2015		700	858
4.875% due 09/15/2016		18,150	23,481
5.000% due 02/09/2019		4,100	5,581
Banco Bradesco S.A.
4.500% due 01/12/2017		$3,300	3,424
Banco de Credito e Inversiones
3.000% due 09/13/2017		3,500	3,580
Banco de Sabadell S.A.
3.500% due 01/19/2016	EUR	4,800	5,999
Banco Popolare SC
3.250% due 09/30/2016		300	371
3.625% due 03/31/2017		3,460	4,475
4.750% due 03/31/2016		240	306
Banco Santander Brasil S.A.
4.500% due 04/06/2015		$2,900	2,925
4.625% due 02/13/2017		17,300	18,015
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	300	352
Bank of America Corp.
1.125% due 04/01/2019		$6,000	6,016
2.000% due 01/11/2018		600	600
2.650% due 04/01/2019		1,200	1,210
5.750% due 12/01/2017		1,200	1,327
6.000% due 09/01/2017		1,700	1,876
6.400% due 08/28/2017		700	780
Bank of America N.A.
0.652% due 05/08/2017		32,800	32,765
5.300% due 03/15/2017		300	322
Bankia S.A.
3.500% due 12/14/2015	EUR	3,200	3,991
3.625% due 10/05/2016		5,700	7,302
4.250% due 07/05/2016		15,600	20,019
5.750% due 06/29/2016		4,300	5,624
Banque PSA Finance S.A.
3.875% due 01/14/2015		2,000	2,422
4.000% due 06/24/2015		800	983
4.250% due 02/25/2016		1,400	1,757
4.875% due 09/25/2015		300	373
Barclays Bank PLC
7.625% due 11/21/2022		$600	657
7.750% due 04/10/2023		300	327
10.179% due 06/12/2021		33,800	45,493
Barclays PLC
8.000% due 12/15/2020 (d)	EUR	400	506
BBVA Bancomer S.A.
6.750% due 09/30/2022		$10,500	11,576

Bear Stearns Cos. LLC
7.250% due 02/01/2018		17,500	20,184
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		1,150	1,165
BNP Paribas S.A.
0.542% due 11/07/2015		20,900	20,873
BPCE S.A.
0.873% due 06/17/2017		16,600	16,637
1.357% due 03/06/2017	GBP	600	941
2.500% due 07/15/2019		$1,000	1,006
BPE Financiaciones S.A.
4.000% due 07/17/2015	EUR	11,700	14,422
Caixa Economica Federal
4.250% due 05/13/2019		$6,600	6,452
CIT Group, Inc.
4.250% due 08/15/2017		4,400	4,499
4.750% due 02/15/2015		4,900	4,908
5.000% due 05/15/2017		300	312
5.250% due 03/15/2018		4,200	4,389
Citigroup, Inc.
0.506% due 06/09/2016		31,300	31,012
0.912% due 11/15/2016		23,800	23,818
Compass Bank
6.400% due 10/01/2017		5,800	6,343
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
8.375% due 07/26/2016 (d)		200	214
Council Of Europe Development Bank
1.125% due 10/22/2018	EUR	1,100	1,383
Credit Agricole S.A.
0.785% due 06/12/2017		$24,300	24,334
Credit Suisse
0.539% due 03/11/2016		18,900	18,898
6.500% due 08/08/2023		10,000	11,002
Depfa ACS Bank
3.875% due 11/14/2016	EUR	9,300	12,017
Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	820
0.890% due 06/16/2015		100,000	835
2.000% due 09/15/2015		$600	601
2.375% due 05/25/2016		1,000	1,005
5.500% due 05/25/2016		200	209
5.500% due 06/26/2017		3,500	3,743
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	6,000	9,279
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		$1,250	1,255
2.500% due 01/15/2016		800	809
5.625% due 09/15/2015		17,300	17,856
General Electric Capital Corp.
0.437% due 12/29/2016		11,300	11,264
General Motors Financial Co., Inc.
2.625% due 07/10/2017		6,200	6,231
2.750% due 05/15/2016		1,600	1,629
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	2,400	3,003
4.250% due 01/18/2017		13,100	17,185
GMAC International Finance BV
7.500% due 04/21/2015		300	369
Goldman Sachs Group, Inc.
0.632% due 07/22/2015		$2,400	2,400
6.250% due 09/01/2017		1,600	1,781
7.500% due 02/15/2019		8,300	9,881
HBOS PLC
0.957% due 09/30/2016		1,600	1,596
6.750% due 05/21/2018		3,000	3,351
International Lease Finance Corp.
5.750% due 05/15/2016		13,200	13,720
6.750% due 09/01/2016		500	534
8.625% due 09/15/2015		1,600	1,672
8.750% due 03/15/2017		5,700	6,327
IPIC GMTN Ltd.
1.750% due 11/30/2015		6,600	6,631
JPMorgan Chase & Co.
0.752% due 02/15/2017		3,400	3,393
JPMorgan Chase Bank N.A.
0.784% due 05/31/2017	EUR	2,300	2,783
Korea Development Bank
3.000% due 09/14/2022		$3,700	3,726
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	400	624
Macquarie Bank Ltd.
6.625% due 04/07/2021		$400	462
Morgan Stanley
1.514% due 04/25/2018		6,000	6,100
5.500% due 01/26/2020		3,400	3,830

Navient Corp.
6.000% due 01/25/2017		1,800	1,890
6.250% due 01/25/2016		14,500	15,116
8.450% due 06/15/2018		1,200	1,341
Nordea Bank AB
0.616% due 04/04/2017		4,200	4,207
Novo Banco S.A.
3.375% due 02/17/2016	EUR	13,900	16,875
Rabobank Group
4.000% due 09/10/2015	GBP	800	1,273
Royal Bank of Canada
3.770% due 03/30/2018	CAD	3,700	3,385
Shinsei Bank Ltd.
7.375% due 09/14/2020	EUR	6,285	7,921
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		$8,200	8,136
Springleaf Finance Corp.
5.400% due 12/01/2015		900	925
6.900% due 12/15/2017		1,800	1,922
Stadshypotek AB
1.250% due 05/23/2018		8,200	8,097
4.250% due 10/10/2017	AUD	400	337
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		$3,200	3,320
Swedbank Hypotek AB
1.375% due 03/28/2018		3,100	3,072
Toronto-Dominion Bank
0.695% due 07/02/2019		10,400	10,407
2.125% due 07/02/2019		800	797
UBS AG
0.873% due 08/14/2019		9,800	9,842
7.250% due 02/22/2022		1,200	1,290
7.625% due 08/17/2022		950	1,120
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	300	502
6.000% due 04/15/2021		5,100	8,406
Wachovia Corp.
0.511% due 06/15/2017		$2,300	2,297
Wells Fargo & Co.
0.641% due 09/14/2018		8,300	8,220
0.692% due 04/22/2019		8,900	8,894
WM Covered Bond Program
4.000% due 11/26/2016	EUR	5,920	7,633

			803,100

INDUSTRIALS 5.7%
AbbVie, Inc.
0.992% due 11/06/2015		$5,500	5,518
ADT Corp.
4.875% due 07/15/2042		2,200	1,636
Amgen, Inc.
0.833% due 05/22/2019		3,800	3,804
2.200% due 05/22/2019		16,900	16,839
BMW U.S. Capital LLC
0.574% due 06/02/2017		9,600	9,600
Braskem Finance Ltd.
5.750% due 04/15/2021		5,300	5,366
California Resources Corp.
5.500% due 09/15/2021		6,000	5,160
Canadian National Railway Co.
0.432% due 11/06/2015		5,700	5,703
Cemex S.A.B. de C.V.
7.250% due 01/15/2021		700	735
CNPC General Capital Ltd.
1.133% due 05/14/2017		5,500	5,512
2.750% due 05/14/2019		2,000	1,988
D.R. Horton, Inc.
5.250% due 02/15/2015		2,900	2,925
Daimler Finance North America LLC
0.831% due 01/09/2015		7,500	7,500
DISH DBS Corp.
7.125% due 02/01/2016		8,075	8,509
7.750% due 05/31/2015		16,700	17,180
Dry Mix Solutions Investissements S.A.S.
4.332% due 06/15/2021	EUR	600	704
Fiat Chrysler Finance Europe
6.875% due 02/13/2015		300	366
HCA, Inc.
6.375% due 01/15/2015		$4,000	4,010
6.500% due 02/15/2016		300	314
7.190% due 11/15/2015		300	314
HeidelbergCement Finance Luxembourg S.A.
8.000% due 01/31/2017	EUR	700	969

Hellenic Railways Organization S.A.
4.028% due 03/17/2017		11,600	11,524
Johnson & Johnson
0.306% due 11/28/2016		$34,000	34,041
KazMunayGas National Co. JSC
11.750% due 01/23/2015		6,100	6,120
KP Germany Erste GmbH
11.625% due 07/15/2017	EUR	4,300	5,599
McKesson Corp.
0.638% due 09/10/2015		$30,600	30,615
MGM Resorts International
6.625% due 07/15/2015		200	204
6.875% due 04/01/2016		1,400	1,463
7.500% due 06/01/2016		3,300	3,490
7.625% due 01/15/2017		4,000	4,320
10.000% due 11/01/2016		2,500	2,794
Nakilat, Inc.
6.067% due 12/31/2033		1,500	1,691
Nissan Motor Acceptance Corp.
0.785% due 03/03/2017		400	402
Petrobras International Finance Co. S.A.
2.875% due 02/06/2015		1,700	1,693
3.875% due 01/27/2016		3,400	3,345
PHH Corp.
6.375% due 08/15/2021		3,200	2,948
Pioneer Natural Resources Co.
5.875% due 07/15/2016		5,891	6,261
Roche Holdings, Inc.
0.597% due 09/30/2019		5,200	5,199
Tesco PLC
6.125% due 02/24/2022	GBP	1,400	2,385
USG Corp.
8.375% due 10/15/2018		$1,600	1,679
Viacom, Inc.
5.850% due 09/01/2043		3,700	4,130
Volkswagen International Finance NV
0.562% due 11/18/2015		28,700	28,760

			263,315

UTILITIES 2.9%
AES Corp.
3.234% due 06/01/2019		10,400	10,166
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	800	1,027
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		$9,700	9,659
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		2,997	2,817
Petrobras Global Finance BV
2.603% due 03/17/2017		6,100	5,646
3.250% due 03/17/2017		3,200	3,024
Shell International Finance BV
0.442% due 11/15/2016		4,800	4,804
Sinopec Group Overseas Development Ltd.
1.009% due 04/10/2017		8,000	8,015
1.750% due 04/10/2017		14,200	14,150
Sprint Communications, Inc.
6.000% due 12/01/2016		2,000	2,096
8.375% due 08/15/2017		17,400	18,835
9.125% due 03/01/2017		10,685	11,780
SSE PLC
5.625% due 10/01/2017 (d)	EUR	1,000	1,313
Telecom Italia SpA
7.000% due 01/20/2017		400	538
7.375% due 12/15/2017	GBP	1,500	2,624
8.250% due 03/21/2016	EUR	300	394
Verizon Communications, Inc.
1.013% due 06/17/2019		$2,000	2,012
1.771% due 09/15/2016		11,500	11,713
1.991% due 09/14/2018		15,800	16,451
2.625% due 02/21/2020		7,243	7,169

			134,233

Total Corporate Bonds & Notes (Cost $1,235,349)			1,200,648

MUNICIPAL BONDS & NOTES 0.2%
NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039		1,000	1,367

OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041		700	1,056

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		6,485	5,580

Total Municipal Bonds & Notes (Cost $7,797)			8,003

U.S. GOVERNMENT AGENCIES 12.4%
Fannie Mae
0.875% due 10/26/2017 (h)		40,500	40,172
3.500% due 10/01/2020 - 01/01/2045		242,587	254,978
4.000% due 01/01/2045 - 02/01/2045		255,000	271,945
Freddie Mac
0.561% due 11/15/2043		1,694	1,700
1.000% due 03/08/2017 (h)		4,900	4,917
NCUA Guaranteed Notes
0.527% due 11/06/2017		608	609

Total U.S. Government Agencies (Cost $573,251)			574,321

U.S. TREASURY OBLIGATIONS 22.7%
U.S. Treasury Bonds
3.125% due 08/15/2044 (e)		275,250	296,388
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (h)		14,868	14,518
0.125% due 07/15/2024 (h)		76,196	73,550
0.625% due 07/15/2021 (h)		35,396	35,919
2.375% due 01/15/2025 (h)(j)		50,132	58,992
2.375% due 01/15/2027		91,835	110,184
2.500% due 01/15/2029 (h)		31,960	39,791
U.S. Treasury Notes
1.875% due 11/30/2021 (e)(j)		90,600	90,083
2.125% due 09/30/2021 (g)(j)		305,800	309,169
2.250% due 07/31/2021 (j)		4,400	4,486
2.750% due 11/15/2023 (j)		16,900	17,783

Total U.S. Treasury Obligations (Cost $1,023,371)			1,050,863

MORTGAGE-BACKED SECURITIES 4.5%
Adjustable Rate Mortgage Trust
2.593% due 01/25/2036 ^		20,470	18,494
Aggregator of Loans Backed by Assets
2.809% due 12/16/2042	GBP	4,683	7,413
3.002% due 05/25/2051		669	1,048
Banc of America Mortgage Trust
2.730% due 05/25/2033		$256	259
5.500% due 02/25/2035		810	821
BCAP LLC Trust
0.380% due 05/25/2047		426	318
Bear Stearns Adjustable Rate Mortgage Trust
2.786% due 02/25/2034		412	405
5.417% due 02/25/2036		48	43
Bear Stearns ALT-A Trust
2.590% due 11/25/2036		642	446
Bear Stearns Structured Products, Inc.
2.591% due 01/26/2036		8,827	7,018
Citigroup Commercial Mortgage Trust
0.911% due 06/15/2033		18,700	18,743
2.210% due 09/10/2045 (a)		7,757	780
Citigroup Mortgage Loan Trust, Inc.
0.240% due 01/25/2037		4,117	3,004
Claris ABS
0.538% due 10/31/2060	EUR	3,169	3,798
Commercial Mortgage Trust
1.059% due 06/11/2027		$14,400	14,387
Countrywide Alternative Loan Trust
6.000% due 08/25/2036 ^		6,739	6,123
Credit Suisse Commercial Mortgage Trust
5.460% due 09/15/2039		14,870	15,686
DBRR Trust
0.853% due 02/25/2045		3,120	3,119
Deutsche ALT-A Securities, Inc.
0.360% due 02/25/2037		9,878	7,510
Eddystone Finance PLC
1.083% due 04/19/2021	GBP	8,109	12,449
Giovecca Mortgages SRL
0.682% due 04/23/2048	EUR	4,323	5,234
Granite Master Issuer PLC
0.744% due 12/20/2054	GBP	11,409	17,657

Granite Mortgages PLC
1.211% due 07/20/2043		$635	635
GSR Mortgage Loan Trust
2.574% due 04/25/2036		388	352
2.669% due 09/25/2035		968	975
4.979% due 11/25/2035		667	652
JPMorgan Chase Commercial Mortgage Securities Trust
5.811% due 06/12/2043		3,322	3,494
LB Commercial Mortgage Trust
5.858% due 07/15/2044		14,914	16,264
Leo-Mesdag BV
0.462% due 08/29/2019	EUR	7,248	8,727
Merrill Lynch Mortgage Investors Trust
1.156% due 10/25/2035		$48	46
Prime Mortgage Trust
0.570% due 02/25/2034		929	878
RMAC PLC
0.213% due 06/12/2037	EUR	1,998	2,261
Structured Adjustable Rate Mortgage Loan Trust
1.320% due 12/25/2037		$14,133	9,819
Structured Asset Mortgage Investments Trust
0.300% due 03/25/2037		808	621
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.217% due 01/25/2032		8	7
2.516% due 02/25/2032		9	9
WaMu Mortgage Pass-Through Certificates Trust
1.513% due 08/25/2042		5	4
2.163% due 09/25/2046		1,245	1,145
Washington Mutual Mortgage Pass-Through Certificates Trust
0.275% due 10/25/2036		12,112	7,100
2.026% due 02/25/2033		459	440
Wells Fargo Commercial Mortgage Trust
1.185% due 02/15/2027		7,300	7,303

Total Mortgage-Backed Securities (Cost $212,117)			205,487

ASSET-BACKED SECURITIES 4.6%
ACE Securities Corp.
0.820% due 07/25/2035		500	430
Ally Auto Receivables Trust
0.480% due 02/15/2017		16,200	16,186
Ameriquest Mortgage Securities Trust
0.560% due 03/25/2036		400	341
Asset-Backed Funding Certificates Trust
1.170% due 06/25/2037		85	60
Atrium CDO Corp.
1.332% due 11/16/2022		11,500	11,515
Avoca CLO PLC
0.526% due 08/03/2022	EUR	747	903
Cairn CLO BV
0.413% due 10/15/2022		744	898
Citigroup Mortgage Loan Trust, Inc.
0.410% due 10/25/2036		$2,400	2,325
COA Summit CLO Ltd.
1.581% due 04/20/2023		250	250
Countrywide Asset-Backed Certificates
0.320% due 03/25/2047		18,748	16,037
Dureve Ltd.
0.579% due 11/01/2095	EUR	1,456	1,709
Ford Credit Auto Owner Trust
0.470% due 03/15/2017		$17,279	17,275
Fraser Sullivan CLO Ltd.
0.547% due 12/20/2020		500	496
Gallatin CLO Ltd.
1.501% due 07/15/2023		4,300	4,294
GE Equipment Transportation LLC
0.550% due 12/23/2016		2,500	2,498
GE-WMC Asset-Backed Pass-Through Certificates
0.420% due 12/25/2035		10,960	10,074
Golden Knight CDO Ltd.
0.471% due 04/15/2019		1,120	1,115
LCM LP
1.491% due 04/15/2022		13,000	12,968
Marquette U.S./European CLO PLC
0.611% due 07/15/2020		1,651	1,654
Merrill Lynch Mortgage Investors Trust
0.240% due 04/25/2047		12,524	7,149
Morgan Stanley ABS Capital, Inc. Trust
0.420% due 03/25/2037		1,789	1,034
1.100% due 03/25/2035		900	886
Motor PLC
0.650% due 08/25/2021		12,018	12,024
Nash Point CLO
0.548% due 07/25/2022	EUR	288	348

Nissan Auto Lease Trust
0.480% due 09/15/2016		$14,100	14,092
Octagon Investment Partners Ltd.
1.502% due 05/05/2023		7,800	7,773
OneMain Financial Issuance Trust
2.470% due 09/18/2024		6,300	6,325
Panther CDO BV
0.455% due 03/20/2084	EUR	4,603	5,236
Race Point CLO Ltd.
1.541% due 12/15/2022		$600	601
Residential Asset Securities Corp. Trust
0.610% due 12/25/2035		13,186	9,448
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		15,872	15,868
SLM Student Loan Trust
0.342% due 12/15/2023	EUR	2,644	3,143
Soundview Home Loan Trust
0.420% due 07/25/2037		$4,360	2,768
South Texas Higher Education Authority, Inc.
0.755% due 10/01/2020		4,704	4,701
Strawinsky PLC
0.644% due 08/10/2024	EUR	551	668
Structured Asset Securities Corp. Mortgage Loan Trust
0.510% due 02/25/2036		$2,500	2,236
0.540% due 04/25/2036		2,500	2,147
Symphony CLO LP
1.335% due 01/09/2023		8,400	8,359
Toyota Auto Receivables Owner Trust
0.400% due 12/15/2016		7,700	7,694
Venture CDO Ltd.
0.452% due 07/22/2021		993	979

Total Asset-Backed Securities (Cost $215,306)			214,507

SOVEREIGN ISSUES 5.8%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	271,500	96,383
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		40,900	13,477
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$7,600	8,138
Export-Import Bank of Korea
4.000% due 01/29/2021		2,900	3,112
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	200	175
Italy Buoni Poliennali Del Tesoro
4.750% due 08/01/2023	EUR	14,700	22,110
Japan Government International Bond
1.600% due 03/20/2033	JPY	850,000	7,900
Mexico Government International Bond
4.750% due 06/14/2018	MXN	95,600	6,473
Province of Ontario
3.000% due 07/16/2018		$15,000	15,725
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	1,628,000	11,116
4.500% due 07/03/2017		1,220,000	8,172
Spain Government International Bond
3.800% due 04/30/2024	EUR	26,200	37,953
4.400% due 10/31/2023		14,600	21,867
4.800% due 01/31/2024		9,700	15,036

Total Sovereign Issues (Cost $297,653)			267,637

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
GMAC Capital Trust
8.125% due 02/15/2040		7,000	185

Total Preferred Securities (Cost $188)			185

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.8%
CERTIFICATES OF DEPOSIT 2.0%
Banco Bilbao Vizcaya Argentaria S.A.
0.981% due 10/23/2015		$7,500	7,493

Banco do Brasil S.A.
1.211% due 06/29/2015		10,000	10,002
Credit Suisse
0.553% due 08/24/2015		100	100
0.608% due 01/28/2016		2,800	2,802
Intesa Sanpaolo SpA
1.650% due 04/07/2015		38,800	38,895
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		31,100	31,099

			90,391

COMMERCIAL PAPER 0.1%
Tesco Treasury Services PLC
1.024% due 08/18/2015		4,800	4,716

SHORT-TERM NOTES 0.0%
Nissan Auto Lease Trust
0.180% due 06/15/2015		896	896

GREECE TREASURY BILLS 0.1%
2.046% due 02/06/2015	EUR	4,400	5,314

JAPAN TREASURY BILLS 7.3%
(0.002%) due 02/23/2015 - 03/23/2015 (b)	JPY	40,430,000	337,537

MEXICO TREASURY BILLS 0.3%
3.021% due 04/01/2015	MXN	235,000	15,810

U.S. TREASURY BILLS 1.0%
0.066% due 02/26/2015 - 05/28/2015 (b)(e)(h)(j)		$46,807	46,799

Total Short-Term Instruments (Cost $507,604)			501,463

Total Investments in Securities (Cost $4,075,560)			4,026,012

	SHARES
INVESTMENTS IN AFFILIATES 27.2%
SHORT-TERM INSTRUMENTS 27.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.2%
PIMCO Short-Term Floating NAV Portfolio		2,307	23
PIMCO Short-Term Floating NAV Portfolio III		126,997,890	1,258,803

Total Short-Term Instruments (Cost $1,268,091)			1,258,826

Total Investments in Affiliates (Cost $1,268,091)			1,258,826

Total Investments 114.3% (Cost $5,343,651)			$5,284,838
Financial Derivative Instruments (f)(i) (0.3%) (Cost or Premiums, net $(9,815))			(15,173)
Other Assets and Liabilities, net (14.0%)			(645,442)

Net Assets 100.0%			$4,624,223

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	0.100%	12/31/2014	01/07/2015	$(17,964)	$(17,965)
DEU	0.050%	01/05/2015	01/12/2015	(11,357)	(11,357)
	0.100%	12/19/2014	01/07/2015	(50,173)	(50,174)
	0.100%	12/29/2014	01/12/2015	(7,544)	(7,544)
JPS	0.150%	12/29/2014	01/05/2015	(18,876)	(18,876)
	0.190%	12/19/2014	01/07/2015	(6,106)	(6,107)
	0.250%	12/29/2014	01/05/2015	(1,836)	(1,836)

Total Reverse Repurchase Agreements					$(113,859)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BCY	0.200%	12/30/2014	01/06/2015	$(5,432)	$(5,434)
	0.250%	12/26/2014	01/09/2015	(14,724)	(14,734)
	0.250%	12/30/2014	01/06/2015	(16,952)	(16,958)
BPG	(0.090%)	01/02/2015	01/09/2015	(8,461)	(8,464)

Total Sale-Buyback Transactions					$(45,590)

(1)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $14,397 at a weighted average interest rate of 0.087%.
(2)	Payable for sale-buyback transactions includes $20 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	01/01/2045	$97,000	$(100,498)	$(101,074)
Fannie Mae	3.500%	02/01/2045	155,000	(160,653)	(161,087)
Fannie Mae	4.000%	01/01/2045	335,000	(355,019)	(357,440)
Fannie Mae	4.000%	02/01/2045	541,000	(574,764)	(575,761)
Fannie Mae	4.000%	03/12/2045	50,000	(53,063)	(53,064)
Fannie Mae	4.500%	01/01/2045	159,000	(172,250)	(172,580)

				$(1,416,247)	$(1,421,006)

Total Short Sales				$(1,416,247)	$(1,421,006)

(e)	Securities with an aggregate market value of $165,566 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,950.000	01/17/2015	269	$(319)	$(174)

Total Written Options				$(319)	$(174)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	10,144	$2,726	$127	$0
90-Day Eurodollar December Futures	Short	12/2016	7,928	(4,106)	0	(297)
90-Day Eurodollar June Futures	Long	06/2015	4,025	1,266	51	0
90-Day Eurodollar June Futures	Long	06/2016	3,048	1,101	76	0
90-Day Eurodollar June Futures	Short	06/2017	5,062	(5,244)	0	(253)
90-Day Eurodollar March Futures	Long	03/2016	1,965	894	25	0
90-Day Eurodollar September Futures	Long	09/2015	1,371	581	17	0
90-Day Eurodollar September Futures	Short	09/2017	2,069	(2,771)	0	(129)
Euro-Bobl March Futures	Long	03/2015	107	95	1	0
Euro-BTP Italy Government Bond March Futures	Long	03/2015	483	636	608	0
Euro-Bund 10-Year Bond March Futures	Short	03/2015	714	(2,537)	0	(43)
Mini MSCI Emerging Markets Index March Futures	Long	03/2015	1,260	(183)	69	0
U.S. Treasury 5-Year Note March Futures	Short	03/2015	355	(42)	0	(56)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	8,673	4,805	1,897	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	47	185	13	0
United Kingdom Long Gilt March Futures	Long	03/2015	239	1,216	220	0

Total Futures Contracts				$(1,378)	$3,104	$(778)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$279,100	$17,731	$(1,243)	$273	$0
CDX.IG-22 5-Year Index	1.000%	06/20/2019	98,000	1,794	112	16	0
CDX.IG-23 5-Year Index	1.000%	12/20/2019	486,300	7,924	1,124	40	0

				$27,449	$(7)	$329	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/18/2019		$76,700	$(1,142)	$(454)	$0	$(48)
Receive	3-Month USD-LIBOR	1.700%	10/16/2019		132,400	(183)	(158)	0	(98)
Receive	3-Month USD-LIBOR	1.650%	10/16/2019		126,800	133	133	0	(94)
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		386,500	(12,619)	(10,390)	0	(398)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		990,300	(30,916)	(28,007)	0	(1,039)
Receive	3-Month USD-LIBOR	2.500%	06/17/2022		41,600	(767)	38	0	(41)
Receive	3-Month USD-LIBOR	2.600%	10/16/2024		15,200	(519)	(346)	0	(16)
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		473,600	(31,354)	(10,093)	0	(518)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		66,200	(14,873)	(11,476)	0	(108)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		173,600	(30,006)	(21,248)	0	(273)
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2019	AUD	247,000	5,407	4,873	1,052	0
Receive	6-Month EUR-EURIBOR	0.500%	03/18/2020	EUR	37,700	(266)	(500)	0	(6)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025		110,900	(5,328)	(6,287)	0	(147)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		11,600	(1,870)	(1,552)	0	(46)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	388,100	(6,811)	(8,064)	0	(148)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022		66,700	(2,132)	(1,482)	0	(319)
Pay	6-Month GBP-LIBOR	2.750%	03/18/2025		7,100	896	301	55	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	540,000	344	360	13	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	368,900	(102)	(213)	94	0
Pay	28-Day MXN-TIIE	5.630%	07/07/2021		316,100	(62)	(62)	80	0
Pay	28-Day MXN-TIIE	6.075%	09/21/2021		179,100	247	247	48	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		140,400	(60)	(113)	38	0
Pay	28-Day MXN-TIIE	5.680%	11/09/2021		86,600	(24)	(24)	24	0

						$(132,007)	$(94,517)	$1,404	$(3,299)

Total Swap Agreements						$(104,558)	$(94,524)	$1,733	$(3,299)

(g)	Securities with an aggregate market value of $8,129 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(h)	Securities with an aggregate market value of $84,534 and cash of $2,995 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2015	AUD	128,744		$110,123	$5,017	$0
	01/2015		$109,784	AUD	134,461	0	(10)
	02/2015	AUD	134,461		$109,552	10	0
BOA	01/2015	BRL	59,216		25,166	2,889	0
	01/2015	NZD	62,799		48,566	0	(420)
	01/2015		$3,830	AUD	4,569	0	(100)
	01/2015		22,293	BRL	59,216	0	(17)
	01/2015		57,152	JPY	6,765,962	0	(665)
	01/2015		26,245	NZD	33,448	0	(154)
	01/2015		3,972	RUB	206,940	0	(560)
	02/2015	EUR	696,445		$872,481	29,375	0
	02/2015	GBP	62,069		97,068	348	0
	02/2015	NOK	183,635		26,298	1,686	0
	02/2015		$12,214	EUR	9,813	0	(335)
	02/2015		1,522	GBP	970	0	(11)
	02/2015		14,773	INR	921,835	0	(329)
BPS	01/2015	AUD	33,967		$28,389	659	0
	01/2015	BRL	415,256		160,775	4,558	0
	01/2015		$159,827	BRL	415,256	0	(3,611)
	02/2015	CHF	109		$113	3	0
	02/2015	MXN	548,835		40,498	3,369	0
	02/2015		$88,666	EUR	71,210	0	(2,460)
	02/2015		26,853	NOK	182,660	0	(2,371)
	07/2015	BRL	144,900		$58,426	6,588	0
BRC	01/2015		$1,276	SGD	1,644	0	(36)
	02/2015	MXN	13,362		$978	74	0
	02/2015		$2,758	MXN	38,417	0	(159)
CBK	01/2015	AUD	31,738		$27,252	1,341	0
	01/2015	JPY	112,200		947	11	0
	01/2015	NZD	17,384		13,613	53	0
	01/2015	RUB	30,201		450	0	(48)
	01/2015		$73,991	JPY	8,934,459	599	0
	02/2015	EUR	90,115		$111,489	2,397	0
	02/2015	JPY	20,734,459		176,196	3,631	(598)
	02/2015		$244,245	EUR	196,031	0	(6,933)
	02/2015		8,296	INR	521,199	0	(129)
	02/2015		32,288	MXN	439,474	0	(2,557)
	02/2015		445	RUB	30,201	61	0
	03/2015	CAD	129,886		$112,847	1,198	0
	03/2015	JPY	28,630,000		243,457	4,279	0
	04/2015	BRL	95,146		39,211	4,281	0
DUB	01/2015		9,307		3,617	116	0
	01/2015		$3,504	BRL	9,307	0	(3)
	07/2015		3,431		9,307	0	(101)
FBF	01/2015	BRL	237,691		$100,039	10,621	0
	01/2015		$89,704	BRL	237,691	0	(285)
	01/2015		242	HUF	58,982	0	(17)
	02/2015		2,608	MXN	37,656	0	(60)
	07/2015	BRL	126,600		$51,887	6,596	0
GLM	01/2015	AUD	132,367		110,179	2,115	0
	01/2015		$50,267	AUD	57,911	0	(2,988)
	01/2015		42,922	NZD	54,850	0	(136)
	02/2015		103,308	EUR	83,445	0	(2,291)
	02/2015		7,045	KRW	7,560,467	0	(151)
HUS	01/2015	AUD	49,536		$42,721	2,280	0
	01/2015		$54,555	AUD	65,295	0	(1,248)
	01/2015		1,348	TRY	3,128	0	(17)
	01/2015	ZAR	18,772		$1,661	45	0
	02/2015		$5,988	INR	373,591	0	(134)
	04/2015	MXN	232,860		$16,072	374	0
JPM	01/2015	BRL	19,400		8,347	1,049	0
	01/2015	JPY	373,000		3,085	0	(29)
	01/2015	RUB	19,113		285	0	(30)
	01/2015		$5,877	AUD	7,131	0	(56)
	01/2015		7,439	BRL	19,400	0	(141)
	01/2015		10,591	NZD	13,577	0	0
	01/2015		23,666	ZAR	262,754	0	(1,042)
	01/2015	ZAR	268,392		$24,297	1,187	0
	02/2015	INR	212,617		3,361	29	0
	02/2015	MXN	328,453		22,404	183	0
	02/2015		$2,962	GBP	1,888	0	(20)
	02/2015		1,200	MXN	16,872	0	(59)
	02/2015		282	RUB	19,113	38	0
	02/2015		1,544	TWD	46,878	0	(62)
	03/2015		2,981	CAD	3,446	0	(19)
	04/2015	BRL	306,660		$126,313	13,732	0
MSB	01/2015		52,107		19,644	42	0
	01/2015	RUB	34,866		500	0	(75)
	01/2015		$19,617	BRL	52,107	0	(15)
	02/2015		17,542		47,009	4	0
	02/2015		1,132	GBP	727	1	0
	02/2015		7,840	MXN	110,847	0	(340)
	02/2015		492	RUB	34,866	92	0
	10/2015		1,124	BRL	3,000	0	(78)
RBC	02/2015	MXN	161,816		$12,246	1,299	0
	02/2015		$1,697	EUR	1,376	0	(31)
	02/2015		53,324	MXN	754,152	0	(2,304)
SCX	01/2015		87,354	AUD	106,986	0	(10)
	02/2015	AUD	106,986		$87,169	10	0
SOG	01/2015	NZD	21,692		16,848	0	(73)
	02/2015		$16,800	NZD	21,692	74	0
UAG	01/2015	BRL	47,009		$18,836	1,152	0
	01/2015	JPY	15,215,221		128,680	1,654	0
	01/2015		$17,247	BRL	47,009	437	0
	02/2015		121,925		321,455	0	(1,937)
	02/2015		55,452	INR	3,491,258	0	(747)
	02/2015		4,821	MYR	15,969	0	(282)

Total Forward Foreign Currency Contracts						$115,557	$(36,284)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC CDX.IG-23 5-Year Index	Sell	0.700%	03/18/2015	$40,900	$94	$140

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
HUS	Call - OTC USD versus CNH	CNH	6.310	12/03/2015	$68,513	$862	$1,195
	Call - OTC USD versus CNY	CNY	6.250	12/02/2015	68,139	746	1,239

						$1,608	$2,434

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	$392,200	$889	$671
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	152,700	315	277
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.460%	11/27/2017	21,000	1,610	1,204
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.525%	11/27/2017	25,300	2,193	1,350
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	11/27/2017	30,200	2,204	1,568
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	824,400	2,380	1,409
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.113%	12/16/2015	427,100	1,130	716
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/09/2015	80,800	4,484	8,294
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/24/2015	81,300	4,390	8,389
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	10/27/2017	104,900	7,479	5,305

							$27,074	$29,183

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 3.500% due 01/01/2045	$110.750	01/07/2015	$41,000	$2	$0
	Call - OTC Fannie Mae 4.000% due 01/01/2045	112.000	01/07/2015	115,000	4	0
	Call - OTC Fannie Mae 4.000% due 01/01/2045	112.500	01/07/2015	140,000	5	0
	Call - OTC Fannie Mae 4.000% due 02/01/2045	113.500	02/05/2015	450,000	18	0
	Call - OTC Fannie Mae 4.500% due 01/01/2045	113.750	01/07/2015	170,000	7	0

					$36	$0

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
BOA	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/06/2015	$11,000	$896	$972
	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/19/2015	5,000	408	441

					$1,304	$1,413

Total Purchased Options					$30,116	$33,170

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	0.950%	03/18/2015		$40,900	$(98)	$(36)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015	EUR	8,100	(6)	(8)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		8,100	(17)	(8)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		15,600	(30)	(18)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		15,600	(26)	(2)
BRC	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		$51,500	(30)	(9)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		106,900	(131)	(30)
CBK	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		40,800	(20)	(7)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		40,800	(55)	(11)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	02/18/2015		63,200	(95)	(67)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	28,900	(50)	(34)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		17,500	(34)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		11,400	(27)	(1)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		9,600	(7)	(9)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		9,600	(20)	(9)
FBF	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	01/21/2015		10,500	(6)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		21,000	(8)	(3)
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		15,200	(18)	(18)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		15,200	(42)	(1)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		26,700	(20)	(19)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		26,700	(50)	(47)
JPM	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	02/18/2015		$36,700	(18)	(24)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.900%	02/18/2015		36,700	(61)	(20)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	03/18/2015		63,100	(114)	(90)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	15,700	(22)	(19)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		15,700	(44)	(1)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		7,600	(7)	(7)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		7,600	(15)	(7)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		32,100	(30)	(23)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		32,100	(55)	(57)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		7,700	(14)	(9)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		7,700	(12)	(1)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		13,100	(16)	(12)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		13,100	(24)	(12)

							$(1,222)	$(625)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC GBP versus JPY	JPY	181.200	02/13/2015	GBP	13,650	$(150)	$(109)
	Call - OTC GBP versus JPY		193.500	02/13/2015		13,650	(143)	(68)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$700	(6)	(5)
	Call - OTC USD versus BRL		2.815	02/12/2015		700	(6)	(4)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		800	(44)	(11)
	Put - OTC USD versus JPY		80.000	02/28/2019		200	(11)	(3)
BPS	Put - OTC USD versus MXN	MXN	14.200	02/12/2015		23,710	(145)	(28)
	Call - OTC USD versus MXN		15.100	02/12/2015		23,710	(145)	(169)
BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		2,600	(62)	(6)
	Put - OTC USD versus JPY		94.750	04/21/2016		114,700	(3,431)	(490)
CBK	Put - OTC EUR versus AUD	AUD	1.425	01/22/2015	EUR	43,659	(313)	(22)
	Call - OTC EUR versus AUD		1.465	01/22/2015		43,659	(465)	(926)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$4,300	(38)	(29)
	Call - OTC USD versus BRL		2.815	02/12/2015		4,300	(36)	(27)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016		37,200	(893)	(133)
	Put - OTC USD versus MXN	MXN	13.350	02/04/2015		12,900	(59)	0
DUB	Put - OTC AUD versus JPY	JPY	93.870	02/13/2015	AUD	25,560	(137)	(89)
	Call - OTC AUD versus JPY		100.500	02/13/2015		25,560	(148)	(81)
FBF	Put - OTC AUD versus NZD	NZD	1.095	02/04/2015		21,900	(113)	(816)
	Put - OTC EUR versus CAD	CAD	1.400	02/05/2015	EUR	19,700	(150)	(211)
	Call - OTC EUR versus CAD		1.460	02/05/2015		19,700	(168)	(38)
GLM	Put - OTC AUD versus NZD	NZD	1.105	02/04/2015	AUD	8,000	(39)	(358)
HUS	Call - OTC USD versus CNH	CNH	6.492	12/03/2015		$68,513	(425)	(641)
	Call - OTC USD versus CNY	CNY	6.500	12/02/2015		68,139	(269)	(521)
JPM	Put - OTC EUR versus JPY	JPY	142.000	02/09/2015	EUR	17,160	(154)	(134)
	Call - OTC EUR versus JPY		151.300	02/09/2015		17,160	(139)	(41)
	Put - OTC GBP versus AUD	AUD	1.830	02/05/2015	GBP	15,900	(216)	(21)
	Call - OTC GBP versus AUD		1.885	02/05/2015		15,900	(216)	(508)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$16,800	(151)	(113)
	Call - OTC USD versus BRL		2.815	02/12/2015		16,800	(143)	(107)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		900	(23)	(2)

							$(8,438)	$(5,711)

Interest Rate Swaptions
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015	$20,900	$(90)	$(177)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015	20,900	(98)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015	31,500	(342)	(401)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015	80,900	(983)	(1,413)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017	88,200	(1,610)	(1,313)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017	106,300	(2,194)	(1,498)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017	126,900	(2,206)	(1,751)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015	170,000	(2,403)	(2,970)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017	440,400	(7,548)	(5,881)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/12/2020)	3-Month USD-LIBOR	Receive	3.410%	11/09/2015	293,300	(4,501)	(7,739)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/27/2020)	3-Month USD-LIBOR	Receive	3.410%	11/24/2015	295,100	(4,431)	(7,843)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015	51,900	(236)	(439)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015	51,900	(263)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015	92,800	(1,129)	(861)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	01/07/2015	58,300	(564)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	02/06/2015	58,500	(769)	(13)

							$(29,367)	$(32,305)

Total Written Options							$(39,027)	$(38,641)

Swap Agreements:

Correlation Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Correlation	Correlation Asset	Correlation Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	USD-BRL versus EUR-BRL	81.50%	04/24/2015	$700	$0	$(15)	$0	$(15)
	Receive	USD-BRL versus EUR-BRL	80.00%	04/27/2015	1,600	0	(37)	0	(37)
GLM	Receive	USD-BRL versus EUR-BRL	81.00%	04/24/2015	800	0	(19)	0	(19)
						$0	$(71)	$0	$(71)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.681%		$100	$(5)	$2	$0	$(3)
	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		2,600	(59)	(3)	0	(62)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		2,000	(10)	(4)	0	(14)
	Italy Government International Bond	1.000%	12/20/2019	1.191%		15,400	47	(180)	0	(133)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		7,700	63	(59)	4	0
BPS	China Government International Bond	1.000%	12/20/2019	0.821%		57,900	428	83	511	0
	Italy Government International Bond	1.000%	09/20/2019	1.155%		11,800	29	(107)	0	(78)
BRC	Italy Government International Bond	1.000%	09/20/2019	1.155%		5,800	11	(50)	0	(39)
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.681%		200	(9)	3	0	(6)
	China Government International Bond	1.000%	12/20/2019	0.821%		17,000	125	26	151	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%		2,000	(50)	45	0	(5)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		32,400	(155)	(60)	0	(215)
	Italy Government International Bond	1.000%	12/20/2019	1.191%		29,000	64	(315)	0	(251)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		6,700	55	(51)	4	0
DUB	China Government International Bond	1.000%	12/20/2019	0.821%		9,200	63	18	81	0
	Italy Government International Bond	1.000%	09/20/2019	1.155%		4,400	9	(38)	0	(29)
GST	Brazil Government International Bond	1.000%	03/20/2019	1.681%		100	(4)	2	0	(2)
	Brazil Government International Bond	1.000%	12/20/2019	1.937%		2,700	(68)	(48)	0	(116)
	Greece Government International Bond	1.000%	09/20/2015	13.930%	EUR	5,500	(237)	(339)	0	(576)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		$24,600	(165)	2	0	(163)
HUS	Brazil Government International Bond	1.000%	12/20/2019	1.937%		13,200	(355)	(214)	0	(569)
	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		7,900	(180)	(8)	0	(188)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		24,700	54	(217)	0	(163)
	South Africa Government International Bond	1.000%	12/20/2019	1.831%		13,300	(498)	(13)	0	(511)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.681%		1,400	(61)	23	0	(38)
	China Government International Bond	1.000%	12/20/2019	0.821%		36,100	273	46	319	0
	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		2,600	(59)	(3)	0	(62)
	Volvo Treasury AB	1.000%	03/20/2021	0.960%	EUR	200	(11)	11	0	0
MYC	Italy Government International Bond	1.000%	12/20/2019	1.191%		$90,600	206	(991)	0	(785)

							$(499)	$(2,439)	$1,070	$(4,008)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019		$3,000	$402	$19	$421	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019		4,000	534	27	561	0
DUB	iTraxx Europe 22 5-Year Index	1.000%	12/20/2019	JPY	170,000	24	(1)	23	0
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052		$19,186	(60)	27	0	(33)

						$900	$72	$1,005	$(33)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	1,715	$(1)	$156	$155	$0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	326,000	(198)	(2,037)	0	(2,235)
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	860	6	72	78	0
	Pay	1-Year BRL-CDI	11.600%	01/02/2015	BRL	807,300	0	9	9	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		172,000	(291)	(888)	0	(1,179)
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	500	8	(4)	4	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		1,400	1	128	129	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		504	(2)	12	10	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		700	6	47	53	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	358,000	(544)	(1,910)	0	(2,454)
GLM	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	855	2	76	78	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		2,516	(5)	57	52	0
	Pay	1-Month GBP-UKRPI	3.510%	12/15/2044		1,500	0	93	93	0
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	800	5	55	60	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	162,300	(285)	(827)	0	(1,112)
MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044	GBP	1,100	2	100	102	0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	177,000	(272)	(1,498)	0	(1,770)
UAG	Pay	1-Year BRL-CDI	11.470%	01/02/2017		167,800	392	(884)	0	(492)
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	220,700	98	(194)	0	(96)
	Pay	28-Day MXN-TIIE	5.630%	10/11/2021		257,500	93	(214)	0	(121)
	Pay	28-Day MXN-TIIE	5.675%	11/09/2021		132,100	(1)	(45)	0	(46)

							$(986)	$(7,696)	$823	$(9,505)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/ Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	RALVEIET Index	152,968	1-Month USD-LIBOR plus a specified spread	01/30/2015	$15,154		$33	$33	$0
	Receive	RALVEIET Index	2,360,222	1-Month USD-LIBOR plus a specified spread	03/26/2015	246,667		(11,515)	0	(11,515)
	Receive	RALVEIET Index	3,151,592	1-Month USD-LIBOR plus a specified spread	04/28/2015	302,288		10,919	10,919	0
BPS	Receive	RALVEIET Index	5,225,170	1-Month USD-LIBOR plus a specified spread	03/20/2015	546,083		(25,446)	0	(25,446)
FBF	Receive	RALVEIET Index	3,196,590	1-Month USD-LIBOR plus a specified spread	04/13/2015	302,496		15,658	15,658	0
	Receive	RALVEIET Index	6,934,784	1-Month USD-LIBOR plus a specified spread	04/21/2015	711,588		(18,869)	0	(18,869)
	Receive	RALVEIET Index	3,793,971	1-Month USD-LIBOR plus a specified spread	09/11/2015	365,284		12,967	12,967	0
	Receive	RALVEIET Index	2,884,111	1-Month USD-LIBOR plus a specified spread	10/22/2015	306,185		(19,200)	0	(19,200)
GST	Receive	RALVEIET Index	527,442	1-Month USD-LIBOR plus a specified spread	01/15/2015	54,158		(1,639)	0	(1,639)
	Receive	RALVEIET Index	387,191	1-Month USD-LIBOR plus a specified spread	01/30/2015	37,347		1,151	1,151	0
	Receive	RALVEIET Index	243,900	1-Month USD-LIBOR plus a specified spread	03/13/2015	19,071		3,192	3,192	0
	Receive	RALVEIET Index	933,794	1-Month USD-LIBOR plus a specified spread	03/24/2015	97,591		10	10	0
	Receive	RALVEIET Index	3,108,036	1-Month USD-LIBOR plus a specified spread	04/16/2015	294,292		14,214	14,214	0
JPM	Receive	RALVEIET Index	9,199,949	1-Month USD-LIBOR plus a specified spread	05/29/2015	930,244		(15,469)	0	(15,469)
	Receive	RALVEIET Index	1,562,125	1-Month USD-LIBOR plus a specified spread	08/27/2015	163,258		(7,625)	0	(7,625)
	Receive	RALVEIET Index	2,903,489	1-Month USD-LIBOR plus a specified spread	09/21/2015	325,943		(37,223)	0	(37,223)

								$(78,842)	$58,144	$(136,986)

Total Swap Agreements							$(585)	$(88,976)	$61,042	$(150,603)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(j)	Securities with an aggregate market value of $84,890 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,898	$0	$2,898
Corporate Bonds & Notes
Banking & Finance	0	798,180	4,920	803,100
Industrials	0	263,315	0	263,315
Utilities	0	134,233	0	134,233
Municipal Bonds & Notes
New York	0	1,367	0	1,367
Ohio	0	1,056	0	1,056
West Virginia	0	5,580	0	5,580
U.S. Government Agencies	0	574,321	0	574,321
U.S. Treasury Obligations	0	1,050,863	0	1,050,863
Mortgage-Backed Securities	0	202,368	3,119	205,487
Asset-Backed Securities	0	206,473	8,034	214,507
Sovereign Issues	0	267,637	0	267,637
Preferred Securities
Banking & Finance	185	0	0	185
Short-Term Instruments
Certificates of Deposit	0	90,391	0	90,391
Commercial Paper	0	4,716	0	4,716
Short-Term Notes	0	896	0	896
Greece Treasury Bills	0	5,314	0	5,314
Japan Treasury Bills	0	337,537	0	337,537
Mexico Treasury Bills	0	15,810	0	15,810
U.S. Treasury Bills	0	46,799	0	46,799
	$185	$4,009,754	$16,073	$4,026,012

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,258,826	$0	$0	$1,258,826

Total Investments	$1,259,011	$4,009,754	$16,073	$5,284,838

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(1,421,006)	0	(1,421,006)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,104	1,733	0	4,837
Over the counter	0	209,769	0	209,769
	$3,104	$211,502	$0	$214,606

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(778)	(3,473)	0	(4,251)
Over the counter	0	(225,528)	0	(225,528)

	$(778)	$(229,001)	$0	$(229,779)

Totals	$1,261,337	$2,571,249	$16,073	$3,848,659

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Extended Duration Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.9%
CORPORATE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Georgia-Pacific LLC
7.750% due 11/15/2029	$30	$42

Total Corporate Bonds & Notes (Cost $29)		42

MUNICIPAL BONDS & NOTES 0.0%
OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	82

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	82

Total Municipal Bonds & Notes (Cost $189)		164

U.S. GOVERNMENT AGENCIES 6.8%
Fannie Mae
3.765% due 12/01/2025	2,000	2,168
4.000% due 02/25/2019	39	40
5.000% due 08/25/2033	53	60
5.500% due 04/25/2033 - 08/25/2035	89	96
6.000% due 12/25/2034	183	234
Fannie Mae Strips
0.000% due 11/15/2030	400	238
Financing Corp.
0.000% due 09/26/2019	200	183
Freddie Mac
5.500% due 02/15/2024	54	62
6.000% due 06/15/2035	295	361
Freddie Mac Strips
0.000% due 03/15/2028 - 07/15/2032	21,309	12,917
Ginnie Mae
5.500% due 10/20/2037	148	182
Israel Government AID Bond
0.000% due 02/15/2023 - 05/15/2023	5,100	4,139
5.500% due 09/18/2023 - 12/04/2023	1,000	1,234
NCUA Guaranteed Notes
0.527% due 11/06/2017	683	686
Resolution Funding Corp. Strips
0.000% due 04/15/2028 - 04/15/2029	3,191	2,156
Small Business Administration
5.290% due 12/01/2027	228	253
Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,485

Total U.S. Government Agencies (Cost $23,913)		26,494

U.S. TREASURY OBLIGATIONS 100.1%
U.S. Treasury Bonds
3.125% due 11/15/2041 (c)	3,100	3,350
3.125% due 08/15/2044 (c)	1,100	1,185
3.375% due 05/15/2044 (c)	7,260	8,181
3.500% due 02/15/2039 (c)	800	920
3.750% due 11/15/2043 (c)	5,900	7,099
4.250% due 05/15/2039	300	386
4.375% due 11/15/2039 (c)	2,500	3,280
4.500% due 08/15/2039 (c)	4,800	6,404
4.625% due 02/15/2040 (c)	500	680
U.S. Treasury Inflation Protected Securities (a)
1.375% due 02/15/2044 (c)	3,871	4,401
2.000% due 01/15/2026	239	275
3.625% due 04/15/2028	440	607
U.S. Treasury Strips
0.000% due 05/15/2033	14,200	8,669
0.000% due 05/15/2036	25,000	14,058
0.000% due 02/15/2038	7,000	3,794
0.000% due 05/15/2038	22,400	12,052
0.000% due 11/15/2039	34,000	17,170
0.000% due 02/15/2040	13,000	6,510

0.000% due 05/15/2040		11,000	5,482
0.000% due 08/15/2040		49,200	24,260
0.000% due 02/15/2041		10,000	4,789
0.000% due 11/15/2041		10,000	4,740
0.000% due 02/15/2042		150,500	70,384
0.000% due 08/15/2042		171,500	78,528
0.000% due 11/15/2042		164,400	74,635
0.000% due 11/15/2043		56,500	24,974
0.000% due 05/15/2044		4,000	1,739

Total U.S. Treasury Obligations (Cost $316,137)			388,552

MORTGAGE-BACKED SECURITIES 0.5%
Countrywide Home Loan Mortgage Pass-Through Trust
2.538% due 09/25/2047 ^		523	470
Credit Suisse First Boston Mortgage Securities Corp
. 2.248% due 07/25/2033		1	1
JPMorgan Mortgage Trust
2.576% due 07/25/2035		222	227
WaMu Mortgage Pass-Through Certificates Trust
0.843% due 01/25/2047		4	4
2.163% due 10/25/2046		11	10
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		1,100	1,201

Total Mortgage-Backed Securities (Cost $1,718)			1,913

ASSET-BACKED SECURITIES 0.0%
Bear Stearns Asset-Backed Securities Trust
2.777% due 07/25/2036		6	6

Total Asset-Backed Securities (Cost $6)			6

SOVEREIGN ISSUES 1.3%
Province of Ontario
3.450% due 06/02/2045	CAD	2,000	1,782
4.600% due 06/02/2039		2,000	2,104
4.650% due 06/02/2041		1,200	1,282

Total Sovereign Issues (Cost $5,093)			5,168

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%			725

Total Short-Term Instruments (Cost $725)			725

Total Investments in Securities (Cost $347,810)			423,064

	SHARES
INVESTMENTS IN AFFILIATES 3.3%
SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio		1,194	12
PIMCO Short-Term Floating NAV Portfolio III		1,281,041	12,698

Total Short-Term Instruments (Cost $12,736)			12,710

Total Investments in Affiliates (Cost $12,736)			12,710

Total Investments 112.2% (Cost $360,546)			$435,774
Financial Derivative Instruments (d)(e) 0.0% (Cost or Premiums, net $(303))			(39)
Other Assets and Liabilities, net (12.2%)			(47,370)

Net Assets 100.0%			$388,365

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$725	Fannie Mae 2.260% due 10/17/2022	$(740)	$725	$725

Total Repurchase Agreements						$(740)	$725	$725

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.350%	12/11/2014	01/12/2015	$(4,635)	$(4,635)
	0.420%	12/22/2014	01/07/2015	(116)	(116)
DEU	0.100%	12/22/2014	01/07/2015	(1,188)	(1,188)

Total Reverse Repurchase Agreements					$(5,939)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.270%	12/03/2014	01/14/2015	$(6,812)	$(6,822)
	0.300%	12/03/2014	01/05/2015	(6,628)	(6,632)
	0.420%	12/22/2014	01/21/2015	(3,359)	(3,366)
FOB	0.200%	01/05/2015	01/30/2015	(5,878)	(5,890)
GSC	0.290%	12/02/2014	01/05/2015	(401)	(401)
	0.350%	12/12/2014	01/23/2015	(1,166)	(1,168)
	0.420%	12/16/2014	01/07/2015	(362)	(362)
	0.450%	12/19/2014	01/08/2015	(2,502)	(2,504)
TDM	0.203%	11/14/2014	01/14/2015	(1,015)	(999)
	0.290%	12/02/2014	01/05/2015	(267)	(267)
	0.340%	12/08/2014	01/08/2015	(1,188)	(1,189)
	0.350%	12/09/2014	01/16/2015	(341)	(341)
UBS	0.340%	12/10/2014	01/09/2015	(828)	(829)

Total Sale-Buyback Transactions					$(30,770)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $27,268 at a weighted average interest rate of 0.144%.
(3)	Payable for sale-buyback transactions includes $31 of deferred price drop on sale-buyback transactions.

(c)	Securities with an aggregate market value of $37,422 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Long	06/2016	141	$13	$4	$0
90-Day Eurodollar June Futures	Short	06/2017	141	(40)	0	(7)

Total Futures Contracts				$(27)	$4	$(7)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.850%	12/04/2019	$3,400	$(19)	$(12)	$0	$(3)

Total Swap Agreements					$(19)	$(12)	$0	$(3)

Cash of $206 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015		$1,529	JPY	183,400	$2	$0
	02/2015	JPY	183,400		$1,530	0	(2)
CBK	03/2015	CAD	5,591		4,879	73	0
FBF	01/2015	JPY	183,400		1,550	19	0
GLM	02/2015	EUR	1,450		1,809	53	0

Total Forward Foreign Currency Contracts						$147	$(2)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$1,600	$141	$81
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	2,600	218	131
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	1,600	141	80

							$500	$292

Total Purchased Options							$500	$292

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	TBD	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$3,400	$(30)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$3,600	$(150)	$(88)
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/05/2015	15,800	(44)	(14)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	01/05/2015	15,800	(49)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	5,600	(225)	(138)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	1,600	(7)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	1,600	(9)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	3,600	(149)	(88)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	13,900	(66)	(118)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	13,900	(74)	(8)

							$(773)	$(469)

Total Written Options							$(803)	$(470)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$42	$0	$42
Municipal Bonds & Notes
Ohio	0	82	0	82
West Virginia	0	82	0	82
U.S. Government Agencies	0	26,494	0	26,494
U.S. Treasury Obligations	0	388,552	0	388,552
Mortgage-Backed Securities	0	1,913	0	1,913
Asset-Backed Securities	0	6	0	6
Sovereign Issues	0	5,168	0	5,168
Short-Term Instruments
Repurchase Agreements	0	725	0	725
	$0	$423,064	$0	$423,064

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,710	$0	$0	$12,710
Total Investments	$12,710	$423,064	$0	$435,774

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	0	0	4
Over the counter	0	439	0	439
	$4	$439	$0	$443

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7)	(3)	0	(10)
Over the counter	0	(472)	0	(472)

	$(7)	$(475)	$0	$(482)

Totals	$12,707	$423,028	$0	$435,735

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Floating Income Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.9%
BANK LOAN OBLIGATIONS 10.0%
Albertson’s Holdings LLC
4.000% due 08/25/2019		$1,300	$1,296
4.750% due 03/21/2019		2,253	2,244
Alliance Boots Holdings Ltd.
3.985% due 07/10/2017	GBP	6,300	9,816
Amaya Holdings B.V.
5.000% due 08/01/2021		$5,985	5,951
8.000% due 08/01/2022		1,400	1,389
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021		100	100
Burger King Worldwide, Inc.
4.500% due 12/12/2021		4,500	4,502
Charter Communications Operating LLC
3.000% due 07/01/2020		798	783
Crown Castle Operating Co.
3.000% due 01/31/2021		698	687
Dell, Inc.
4.500% due 04/29/2020		1,900	1,897
Delos Finance SARL
3.500% due 03/06/2021		329	327
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		7,154	7,165
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		1,027	938
Gardner Denver, Inc.
4.250% due 07/30/2020		2,544	2,390
Gates Global, Inc.
4.250% due 07/03/2021		1,197	1,167
H.J. Heinz Co.
3.500% due 06/05/2020		5,055	5,034
Hertz Corp.
3.500% due 03/11/2018		6,740	6,583
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		3,517	3,481
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		6,233	6,158
Las Vegas Sands LLC
3.250% due 12/18/2020		299	298
Novelis, Inc.
3.750% due 03/10/2017		1,920	1,905
Numericable U.S. LLC
4.500% due 05/21/2020		1,500	1,500
OGX
8.000% due 04/11/2015		726	563
Rise Ltd.
4.750% due 01/31/2021 (d)		4,266	4,308
Seadrill Partners Finco LLC
4.000% due 02/21/2021		1,092	853
Seat Pagine Gialle Italia SpA
5.488% due 06/28/2016 ^	EUR	182	39
Station Casinos LLC
4.250% due 03/02/2020		$4,523	4,444
UPC Financing Partnership
3.768% due 03/31/2021	EUR	3,115	3,768

Total Bank Loan Obligations (Cost $79,479)			79,586

CORPORATE BONDS & NOTES 53.2%
BANKING & FINANCE 24.0%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		$2,200	2,181
5.000% due 10/01/2021		1,800	1,867
Banco do Brasil S.A.
9.000% due 06/18/2024 (c)		1,100	1,029
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (c)	EUR	4,000	5,523
Bank of Scotland PLC
7.286% due 05/31/2016 (c)	GBP	100	165
Banque PSA Finance S.A.
5.750% due 04/04/2021		$4,400	4,702
Barclays Bank PLC
14.000% due 06/15/2019 (c)	GBP	6,100	12,526
BBVA Bancomer S.A.
6.500% due 03/10/2021		$5,400	5,875
7.250% due 04/22/2020		400	442

BES Investimento do Brasil S.A. Banco de Investimento
5.625% due 03/25/2015		530	528
Blackstone CQP Holdco LP
9.296% due 03/18/2019		16,262	16,253
BPCE S.A.
4.500% due 03/15/2025		500	490
12.500% due 09/30/2019 (c)	EUR	1	2
Cantor Fitzgerald LP
7.875% due 10/15/2019		$500	549
CIT Group, Inc.
6.625% due 04/01/2018		8,100	8,819
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	1,800	2,914
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
8.400% due 06/29/2017 (c)(f)		$20,422	22,413
11.000% due 06/30/2019 (c)(f)		1,300	1,676
Credit Agricole S.A.
7.875% due 01/23/2024 (c)		2,000	2,041
8.125% due 10/26/2019 (c)	GBP	200	354
8.125% due 09/19/2033		$3,100	3,470
Credit Suisse
5.750% due 09/18/2025	EUR	700	959
Credit Suisse Group AG
6.250% due 12/18/2024 (c)(f)		$5,000	4,824
7.500% due 12/11/2023 (c)		200	209
Denali Borrower LLC
5.625% due 10/15/2020 (f)		4,000	4,172
EDC Finance Ltd.
4.875% due 04/17/2020		4,500	2,959
Genesis Energy LP
5.625% due 06/15/2024		2,500	2,262
Heta Asset Resolution AG
4.250% due 10/31/2016	EUR	4,500	3,852
4.375% due 01/24/2017		4,200	3,583
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		$2,920	274
Hockey Merger Sub, Inc.
7.875% due 10/01/2021		400	399
HSBC Finance Corp.
6.676% due 01/15/2021 (f)		1,800	2,138
HSBC Holdings PLC
6.375% due 09/17/2024 (c)		4,600	4,652
iStar Financial, Inc.
5.000% due 07/01/2019		4,200	4,095
Jefferies Finance LLC
7.375% due 04/01/2020		1,000	935
KGH Intermediate Holdco LLC
8.500% due 08/07/2019 (d)		1,118	1,118
8.500% due 08/08/2019 (d)		373	373
LBG Capital PLC
7.625% due 10/14/2020	EUR	800	1,052
8.875% due 02/07/2020		200	271
Lloyds Bank PLC
12.000% due 12/16/2024 (c)		$700	1,001
Navient Corp.
8.000% due 03/25/2020 (f)		7,600	8,414
Nostrum Oil & Gas Finance BV
6.375% due 02/14/2019		4,300	3,720
Novo Banco S.A.
5.000% due 04/23/2019	EUR	906	1,061
5.000% due 05/14/2019		2,300	2,748
5.000% due 05/21/2019		1,200	1,434
5.875% due 11/09/2015		500	612
7.000% due 03/04/2016		300	366
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$400	397
4.950% due 04/01/2024		800	837
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		1,400	1,431
7.250% due 12/15/2021		1,400	1,442
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		1,130	1,071
Rio Oil Finance Trust
6.250% due 07/06/2024 (f)		7,000	6,703
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)(f)		6,750	7,627
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.100% due 07/25/2018		900	749
6.299% due 05/15/2017		2,300	2,045
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		1,900	1,662
UBS AG
4.750% due 02/12/2026	EUR	1,300	1,688
7.250% due 02/22/2022		$1,200	1,290
7.625% due 08/17/2022 (f)		5,400	6,367

Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	3,000	4,945
WEA Finance LLC
2.700% due 09/17/2019		$200	200
3.750% due 09/17/2024		400	407

			190,163

INDUSTRIALS 18.7%
ADT Corp.
4.875% due 07/15/2042		1,700	1,264
Afren PLC
10.250% due 04/08/2019		2,900	1,928
ALROSA Finance S.A.
7.750% due 11/03/2020		3,700	3,515
Altice S.A.
7.250% due 05/15/2022	EUR	500	615
7.750% due 05/15/2022		$1,300	1,306
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022		700	640
California Resources Corp.
5.000% due 01/15/2020		2,700	2,356
5.500% due 09/15/2021		2,500	2,150
Cemex S.A.B. de C.V.
4.750% due 01/11/2022	EUR	1,000	1,190
Columbus International, Inc.
7.375% due 03/30/2021		$2,800	2,923
CONSOL Energy, Inc.
5.875% due 04/15/2022		1,500	1,403
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		662	685
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		1,200	73
9.250% due 06/30/2020 ^		2,300	140
CSN Islands Corp.
6.875% due 09/21/2019		3,050	2,844
CVS Pass-Through Trust
7.507% due 01/10/2032		96	123
Delta Air Lines Pass-Through Trust
6.718% due 07/02/2024		583	670
7.750% due 06/17/2021		113	131
Denbury Resources, Inc.
4.625% due 07/15/2023		2,000	1,745
Energy Transfer Partners LP
9.000% due 04/15/2019		407	500
Enterprise Products Operating LLC
7.034% due 01/15/2068		600	659
8.375% due 08/01/2066		1,815	1,950
Flextronics International Ltd.
5.000% due 02/15/2023		1,500	1,538
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		3,250	2,746
GTL Trade Finance, Inc.
5.893% due 04/29/2024		1,000	968
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	100	99
5.014% due 12/27/2017		300	298
Hiland Partners LP
5.500% due 05/15/2022		$300	265
KazMunayGas National Co. JSC
9.125% due 07/02/2018		4,900	5,379
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		800	788
Kinder Morgan, Inc.
4.300% due 06/01/2025		100	101
7.750% due 01/15/2032 (f)		1,000	1,235
MCE Finance Ltd.
5.000% due 02/15/2021 (f)		6,375	5,992
Medtronic, Inc.
3.500% due 03/15/2025		900	923
4.375% due 03/15/2035		300	319
4.625% due 03/15/2045		500	544
Numericable SFR
4.875% due 05/15/2019		400	398
5.375% due 05/15/2022	EUR	200	250
5.625% due 05/15/2024		200	251
6.000% due 05/15/2022		$1,200	1,208
6.250% due 05/15/2024 (f)		5,000	5,044
OGX Austria GmbH
8.375% due 04/01/2022 ^		8,500	127
8.500% due 06/01/2018 ^		10,900	68
ONEOK Partners LP
3.375% due 10/01/2022		900	834
5.000% due 09/15/2023		2,900	3,035

Pertamina Persero PT
4.300% due 05/20/2023		2,000	1,920
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		6,400	2,274
Phosagro OAO Via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		1,100	963
Pride International, Inc.
6.875% due 08/15/2020		500	562
Regency Energy Partners LP
4.500% due 11/01/2023		2,100	1,937
5.000% due 10/01/2022		500	475
5.750% due 09/01/2020		3,700	3,728
5.875% due 03/01/2022		1,000	1,003
Reynolds Group Issuer, Inc.
7.875% due 08/15/2019		3,000	3,169
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017		1,300	1,234
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023 (f)		4,900	4,814
5.750% due 05/15/2024 (f)		6,800	6,706
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		2,900	2,508
Sibur Securities Ltd.
3.914% due 01/31/2018		1,400	1,155
Smurfit Kappa Acquisitions
4.125% due 01/30/2020	EUR	3,700	4,852
Stretford 79 PLC
6.250% due 07/15/2021	GBP	800	991
Telenet Finance Luxembourg S.C.A.
6.750% due 08/15/2024	EUR	700	953
Tenet Healthcare Corp.
4.500% due 04/01/2021		$1,200	1,208
6.000% due 10/01/2020		3,700	3,982
Tesoro Logistics LP
6.125% due 10/15/2021 (f)		6,833	6,850
Tullow Oil PLC
6.000% due 11/01/2020 (f)		11,200	9,408
6.250% due 04/15/2022		2,500	2,125
Unitymedia Hessen GmbH & Co. KG
5.625% due 04/15/2023	EUR	1,400	1,841
5.750% due 01/15/2023		2,000	2,627
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016 ^		$2,900	319
9.500% due 01/21/2020 ^		1,400	154
Vedanta Resources PLC
6.000% due 01/31/2019 (f)		8,200	8,036
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		2,200	1,850
9.125% due 04/30/2018		1,500	1,425
Williams Partners LP
4.500% due 11/15/2023		2,000	2,022
Wind Acquisition Finance S.A.
7.375% due 04/23/2021		500	473
Zhaikmunai LLP
7.125% due 11/13/2019 (f)		5,800	5,035

			147,819

UTILITIES 10.5%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		5,950	6,450
AES Corp.
8.000% due 10/15/2017		7	8
8.000% due 06/01/2020 (f)		4,400	5,049
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	5,688	9,429
CenturyLink, Inc.
5.625% due 04/01/2020 (f)		$4,200	4,373
Dynegy Finance, Inc.
6.750% due 11/01/2019		550	560
7.625% due 11/01/2024		300	306
Electricite de France S.A.
5.250% due 01/29/2023 (c)		1,100	1,130
5.625% due 01/22/2024 (c)(f)		7,900	8,327
FirstEnergy Corp.
7.375% due 11/15/2031		1,000	1,213
Gazprom OAO Via Gaz Capital S.A.
3.850% due 02/06/2020		6,500	5,362
4.950% due 02/06/2028		300	230
8.146% due 04/11/2018		1,270	1,264
Koninklijke KPN NV
6.125% due 09/14/2018 (c)	EUR	3,100	4,019
Majapahit Holding BV
7.750% due 01/20/2020		$5,200	6,045

Novatek OAO Via Novatek Finance Ltd.
6.604% due 02/03/2021		4,200	3,623
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		7,725	7,262
Pennsylvania Electric Co.
5.200% due 04/01/2020		400	442
Rosneft Finance S.A.
6.625% due 03/20/2017		3,800	3,553
Rosneft Oil Co. Via Rosneft International Finance Ltd.
3.149% due 03/06/2017		500	444
Sprint Corp.
7.875% due 09/15/2023		100	99
SSE PLC
5.625% due 10/01/2017 (c)	EUR	6,000	7,880
5.625% due 10/01/2017 (c)		$1,900	2,007
VimpelCom Holdings BV
5.950% due 02/13/2023		2,100	1,616
Yellowstone Energy LP
5.750% due 12/31/2026		2,888	2,708

			83,399

Total Corporate Bonds & Notes (Cost $473,886)			421,381

MUNICIPAL BONDS & NOTES 2.4%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		600	496

NEW JERSEY 0.8%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041		8,100	6,114

OHIO 0.8%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047		5,900	4,817
6.000% due 06/01/2042		2,500	2,049

			6,866

TEXAS 0.7%
Texas Public Finance Authority Revenue Notes, Series 2014
5.250% due 07/01/2017		3,650	3,659
8.250% due 07/01/2024		2,100	2,107

			5,766

Total Municipal Bonds & Notes (Cost $19,077)			19,242

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
0.520% due 09/25/2042		17	17
6.000% due 04/25/2043		11	12
Ginnie Mae
0.461% due 12/16/2026		78	78

Total U.S. Government Agencies (Cost $107)			107

MORTGAGE-BACKED SECURITIES 10.5%
Adjustable Rate Mortgage Trust
2.622% due 11/25/2035 ^		379	326
2.754% due 08/25/2035		1,182	1,112
4.826% due 10/25/2035 ^		1,311	1,221
American Home Mortgage Assets Trust
0.380% due 10/25/2046		239	162
American Home Mortgage Investment Trust
1.832% due 09/25/2045		55	53
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^		893	737
Banc of America Funding Trust
0.670% due 07/26/2036		158	156
2.393% due 06/25/2034		138	141
2.692% due 09/20/2035 ^		255	221
5.464% due 05/20/2036 ^		499	469
5.888% due 04/25/2037 ^		413	359
Banc of America Mortgage Trust
2.498% due 07/25/2033		75	72
2.623% due 07/25/2033		678	681
2.730% due 02/25/2036 ^		21	18
2.871% due 01/25/2036 ^		160	125
2.888% due 11/20/2046 ^		1,690	1,412
5.500% due 12/25/2020		63	65

Bear Stearns Adjustable Rate Mortgage Trust
2.314% due 04/25/2034		1,333	1,327
2.360% due 02/25/2036		196	170
2.437% due 08/25/2033		166	169
2.509% due 01/25/2035		21	20
2.955% due 05/25/2047 ^		1,200	1,034
Bear Stearns ALT-A Trust
2.482% due 02/25/2036 ^		1,903	1,419
Bear Stearns Structured Products, Inc.
2.337% due 12/26/2046		1,252	982
2.591% due 01/26/2036		477	379
Chase Mortgage Finance Trust
2.474% due 02/25/2037		465	463
5.500% due 12/25/2022		1,261	1,238
Citigroup Mortgage Loan Trust, Inc.
0.240% due 01/25/2037		479	350
2.556% due 08/25/2035		560	411
2.745% due 09/25/2037 ^		463	416
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037		189	162
Countrywide Alternative Loan Trust
0.330% due 02/25/2047		239	212
0.340% due 06/25/2046		634	618
0.375% due 07/20/2046 ^		194	136
0.380% due 05/25/2035		2,199	1,877
0.400% due 08/25/2046 ^		43	29
0.445% due 09/20/2046		472	166
0.487% due 11/20/2035		142	115
0.570% due 02/25/2036		542	408
0.675% due 11/20/2035 ^		128	68
5.500% due 03/25/2036		119	96
6.000% due 03/25/2036		1,153	959
6.000% due 02/25/2037 ^		980	795
6.000% due 05/25/2037 ^		935	767
Countrywide Home Loan Mortgage Pass-Through Trust
2.435% due 04/25/2035		111	100
4.932% due 02/20/2036 ^		269	243
5.500% due 11/25/2035 ^		155	149
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032		14	13
6.000% due 01/25/2036		545	434
Credit Suisse Mortgage Capital Certificates
2.681% due 05/26/2036		370	375
5.038% due 11/26/2035		59	60
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.863% due 02/25/2037 ^		382	211
Deutsche ALT-A Securities, Inc.
0.320% due 03/25/2037 ^		771	561
Deutsche ALT-B Securities, Inc.
5.869% due 10/25/2036 ^		272	226
5.886% due 10/25/2036 ^		272	227
5.945% due 02/25/2036		877	760
Downey Savings & Loan Association Mortgage Loan Trust
0.474% due 10/19/2036 ^		454	175
First Horizon Alternative Mortgage Securities Trust
6.000% due 08/25/2036 ^		2,387	2,008
First Horizon Asset Securities, Inc.
4.953% due 02/25/2036		380	368
First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037 ^		355	308
Granite Master Issuer PLC
0.225% due 12/20/2054	EUR	1,409	1,693
0.365% due 12/20/2054		$1,602	1,589
0.724% due 12/20/2054	GBP	229	354
GSR Mortgage Loan Trust
2.639% due 11/25/2035		$89	87
2.655% due 09/25/2035		981	992
6.000% due 02/25/2036 ^		1,497	1,239
HarborView Mortgage Loan Trust
0.294% due 03/19/2037		1,172	1,000
0.354% due 09/19/2037		1,186	928
0.354% due 01/19/2038		39	33
0.354% due 02/19/2046		3,496	3,054
0.505% due 06/20/2035		1,276	1,227
2.513% due 06/19/2045		1,531	1,009
HomeBanc Mortgage Trust
0.350% due 12/25/2036		237	207
Impac Secured Assets Trust
0.340% due 01/25/2037		1,432	1,200
IndyMac Mortgage Loan Trust
2.261% due 06/25/2037		753	445
4.533% due 09/25/2035		216	188
4.946% due 08/25/2037		1,183	1,052
JPMorgan Alternative Loan Trust
0.315% due 09/25/2036		438	389
2.585% due 05/25/2036 ^		417	343
3.169% due 12/25/2036		845	770

JPMorgan Mortgage Trust
5.189% due 06/25/2037 ^	1,061	980
5.238% due 07/25/2035	226	227
6.500% due 09/25/2035	461	479
JPMorgan Resecuritization Trust
0.670% due 03/26/2037	448	437
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	902	849
MASTR Adjustable Rate Mortgages Trust
0.380% due 04/25/2046	874	666
MASTR Alternative Loan Trust
6.750% due 07/25/2036	800	589
MASTR Reperforming Loan Trust
7.500% due 07/25/2035	2,543	2,565
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.601% due 12/15/2030	68	65
Merrill Lynch Alternative Note Asset Trust
0.470% due 03/25/2037	388	205
Merrill Lynch Mortgage Investors Trust
2.694% due 11/25/2035	309	308
5.401% due 12/25/2035	509	476
Morgan Stanley Mortgage Loan Trust
2.180% due 06/25/2036	20	19
2.362% due 07/25/2035	584	507
6.000% due 10/25/2037 ^	1,099	895
Residential Accredit Loans, Inc. Trust
0.360% due 07/25/2036	589	465
1.473% due 09/25/2045	757	619
6.000% due 06/25/2036	713	601
6.000% due 07/25/2036 ^	1,211	982
6.000% due 09/25/2036 ^	951	676
Residential Asset Securitization Trust
6.000% due 04/25/2037	1,265	1,101
Residential Funding Mortgage Securities, Inc. Trust
2.976% due 09/25/2035 ^	917	726
3.656% due 08/25/2036	384	341
3.797% due 07/27/2037	2,228	1,884
Sequoia Mortgage Trust
0.515% due 07/20/2033	193	182
Structured Adjustable Rate Mortgage Loan Trust
2.493% due 09/25/2035	1,641	1,475
Structured Asset Mortgage Investments Trust
0.300% due 03/25/2037	1,481	1,138
0.824% due 10/19/2034	373	354
0.864% due 03/19/2034	43	43
Structured Asset Securities Corp. Trust
2.619% due 10/28/2035	100	96
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	473	95
WaMu Mortgage Pass-Through Certificates Trust
0.450% due 11/25/2045	1,284	1,143
0.480% due 01/25/2045	104	97
0.490% due 08/25/2045	670	642
0.843% due 01/25/2047	874	795
0.883% due 05/25/2047	546	470
0.923% due 12/25/2046	502	474
0.993% due 10/25/2046	1,956	1,602
1.113% due 02/25/2046	2,037	1,935
1.313% due 11/25/2042	195	190
2.441% due 09/25/2033	248	250
Wells Fargo Mortgage-Backed Securities Trust
2.491% due 09/25/2033	334	336
2.608% due 11/25/2037 ^	1,561	1,380
2.610% due 07/25/2036 ^	2,435	2,311
2.613% due 05/25/2036 ^	159	151
2.614% due 06/25/2035	1,533	1,550
2.615% due 04/25/2036	1,714	1,650
6.000% due 04/25/2037	1,658	1,649

Total Mortgage-Backed Securities (Cost $79,653)		82,803

ASSET-BACKED SECURITIES 4.8%
Accredited Mortgage Loan Trust
0.630% due 09/25/2035	1,000	922
Aegis Asset-Backed Securities Trust
1.170% due 03/25/2035 ^	1,000	893
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	5,198	5,458
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.520% due 03/25/2033	543	513
Argent Securities Trust
0.320% due 06/25/2036	1,584	582
0.410% due 07/25/2036	1,506	696

Asset-Backed Funding Certificates Trust
0.390% due 01/25/2037		1,685	1,075
Asset-Backed Securities Corp. Home Equity Loan Trust
1.811% due 03/15/2032		922	885
Avoca CLO PLC
0.438% due 09/15/2021	EUR	1,386	1,669
Bear Stearns Asset-Backed Securities Trust
0.410% due 06/25/2047		$1,000	853
Citigroup Mortgage Loan Trust, Inc.
0.230% due 07/25/2045		563	487
0.430% due 07/25/2045		2,000	1,218
0.570% due 11/25/2046		722	616
Countrywide Asset-Backed Certificates
0.390% due 09/25/2047		2,000	1,486
0.405% due 04/25/2036		1,213	1,204
0.710% due 01/25/2036		602	580
Countrywide Asset-Backed Certificates Trust
0.415% due 05/25/2036		266	266
4.740% due 10/25/2035		807	805
Credit Suisse Mortgage Capital Certificates
0.755% due 09/25/2037		570	507
GSAA Home Equity Trust
0.620% due 08/25/2037		1,015	918
GSAMP Trust
0.240% due 12/25/2036		92	48
HSI Asset Loan Obligation Trust
0.215% due 12/25/2036		90	41
HSI Asset Securitization Corp. Trust
0.460% due 11/25/2035		1,008	948
JPMorgan Mortgage Acquisition Trust
4.498% due 01/25/2037 ^		1,448	1,116
Long Beach Mortgage Loan Trust
0.500% due 01/25/2046		35	31
1.100% due 04/25/2035		1,000	963
MASTR Asset-Backed Securities Trust
0.220% due 01/25/2037		467	208
0.380% due 05/25/2037		1,500	1,089
Merrill Lynch Mortgage Investors Trust
0.415% due 04/25/2037		1,000	516
0.460% due 08/25/2036		2,000	1,907
Morgan Stanley ABS Capital, Inc. Trust
0.875% due 12/25/2034		678	656
New Century Home Equity Loan Trust
0.680% due 07/25/2035		1,000	873
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.500% due 10/25/2036		2,912	1,184
People’s Choice Home Loan Securities Trust
1.100% due 05/25/2035 ^		1,000	645
RAAC Trust
0.570% due 06/25/2047		566	529
Residential Asset Mortgage Products Trust
0.660% due 08/25/2035		1,000	963
Residential Asset Securities Corp. Trust
0.440% due 07/25/2036		1,500	782
0.490% due 01/25/2036		1,000	969
0.510% due 11/25/2035		1,000	911
SACO, Inc.
0.655% due 12/25/2035		503	480
Saxon Asset Securities Trust
0.950% due 03/25/2035		965	883
Soundview Home Loan Trust
0.410% due 07/25/2036		1,000	631
Specialty Underwriting & Residential Finance Trust
0.850% due 01/25/2034		17	15

Total Asset-Backed Securities (Cost $36,191)			38,021

SOVEREIGN ISSUES 9.3%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	16,800	5,724
10.000% due 01/01/2025		17,600	5,799
Export-Import Bank of Korea
5.875% due 01/14/2015		$400	401
Italy Buoni Poliennali Del Tesoro
5.500% due 11/01/2022 (f)	EUR	16,500	25,684
Mexico Government International Bond
4.750% due 06/14/2018	MXN	283,400	19,190
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	172,000	1,175
4.500% due 07/03/2017		150,000	1,005
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	29,300	2,597
Turkey Government International Bond
7.375% due 02/05/2025		$6,700	8,354

Venezuela Government International Bond
8.250% due 10/13/2024	8,500	3,740

Total Sovereign Issues (Cost $82,323)		73,669

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)	345,787	0

Total Common Stocks (Cost $1,936)		0

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Ally Financial, Inc.
7.000% due 12/31/2049 (c)	1,500	1,507
American Realty Capital Properties, Inc.
6.700% due 01/03/2019 (c)	800	18
CoBank ACB
6.200% due 01/01/2025 (c)	2,500	250

Total Preferred Securities (Cost $1,679)		1,775

EXCHANGE-TRADED FUNDS 1.4%
iShares MSCI Brazil Capped Index Fund	301,100	11,011

Total Exchange-Traded Funds (Cost $12,646)		11,011

SHORT-TERM INSTRUMENTS 4.1%
REPURCHASE AGREEMENTS (e) 0.3%		2,052

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 3.8%
0.047% due 01/08/2015 - 05/28/2015 (b)(h)(i)(k)	$29,688	29,685

Total Short-Term Instruments (Cost $31,736)		31,737

Total Investments in Securities (Cost $818,713)		759,332

	SHARES
INVESTMENTS IN AFFILIATES 22.7%
SHORT-TERM INSTRUMENTS 22.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.7%
PIMCO Short-Term Floating NAV Portfolio	1,819	18
PIMCO Short-Term Floating NAV Portfolio III	18,169,390	180,095

Total Short-Term Instruments (Cost $181,402)		180,113

Total Investments in Affiliates (Cost $181,402)		180,113

Total Investments 118.6% (Cost $1,000,115)		$939,445
Financial Derivative Instruments (g)(j) 0.5% (Cost or Premiums, net $(5,039))		3,927
Other Assets and Liabilities, net (19.1%)		(151,170)

Net Assets 100.0%		$792,202

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	8.500%	08/07/2019 - 08/08/2019	08/07/2014	$1,463	$1,491	0.19%
Rise Ltd.	4.750%	01/31/2021	02/11/2014	4,295	4,308	0.54%

				$5,758	$5,799	0.73%

Borrowings And Other Financing Transactions

(e) Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$2,052	Fannie Mae 2.120% due 11/07/2022	$(2,097)	$2,052	$2,052

Total Repurchase Agreements						$(2,097)	$2,052	$2,052

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	0.750%	11/19/2014	02/19/2015	$(12,149)	$(12,160)
	0.750%	12/05/2014	02/19/2015	(3,816)	(3,818)
ULO	0.380%	11/14/2014	01/14/2015	(6,949)	(6,952)
	0.400%	11/24/2014	02/25/2015	(6,040)	(6,043)
	0.500%	11/21/2014	02/23/2015	(21,372)	(21,384)
	0.550%	11/14/2014	01/14/2015	(7,883)	(7,889)
	0.550%	12/05/2014	01/14/2015	(4,045)	(4,047)
	0.600%	11/14/2014	01/14/2015	(9,337)	(9,345)
	0.600%	12/05/2014	01/12/2015	(6,994)	(6,997)
	0.650%	11/14/2014	01/14/2015	(7,684)	(7,691)
	0.650%	11/24/2014	02/25/2015	(19,981)	(19,995)
	0.750%	11/12/2014	01/12/2015	(5,275)	(5,281)
	0.750%	11/24/2014	02/25/2015	(4,501)	(4,505)

Total Reverse Repurchase Agreements					$(116,107)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
MSC	0.190%	11/24/2014	02/05/2015	EUR (20,947)	$(25,461)

Total Sale-Buyback Transactions					$(25,461)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $46,128 at a weighted average interest rate of 0.406%.
(3)	Payable for sale-buyback transactions includes $104 of deferred price drop on sale-buyback transactions.

(f)	Securities with an aggregate market value of $152,239 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.EM-22 5-Year Index	1.000%	12/20/2019	$21,600	$(2,234)	$(671)	$0	$(15)
CDX.IG-23 5-Year Index	1.000%	12/20/2019	61,800	1,007	10	5	0

				$(1,227)	$(661)	$5	$(15)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	12/18/2016		$250,000	$553	$(1,677)	$0	$(17)
Receive	3-Month USD-LIBOR	2.500%	12/18/2020		40,000	(1,357)	(753)	0	(40)
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		164,000	(10,858)	(3,779)	0	(179)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		14,500	(2,506)	(2,383)	0	(23)
Receive	6-Month EUR-EURIBOR	0.500%	03/18/2020	EUR	29,900	(211)	(396)	0	(5)

						$(14,379)	$(8,988)	$0	$(264)

Total Swap Agreements						$(15,606)	$(9,649)	$5	$(279)

(h)	Securities with an aggregate market value of $2,700 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(i)	Securities with an aggregate market value of $11,419 and cash of $548 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	GBP	582	$	916	$9	$0
	01/2015	$	36,570	EUR	29,545	0	(819)
	01/2015		47,872	GBP	30,624	0	(141)
	01/2015		25,039	JPY	3,002,806	31	0
	02/2015	GBP	27,246	$	42,565	109	0
	02/2015	JPY	3,002,807		25,044	0	(31)
BPS	01/2015	BRL	4,069		1,532	1	0
	01/2015	PLN	2,419		725	42	0
	01/2015	$	1,566	BRL	4,069	0	(35)
BRC	02/2015		708	MXN	10,112	0	(23)
CBK	01/2015	BRL	16,042	$	6,610	575	0
	01/2015	$	6,040	BRL	16,042	0	(5)
	01/2015		4,911	EUR	3,984	0	(90)
	01/2015		1,400	INR	86,772	0	(30)
DUB	01/2015	EUR	4,100	$	5,031	70	0
	01/2015	$	100	ZAR	1,172	1	0
	01/2015	ZAR	27,770	$	2,481	90	0
FBF	01/2015	BRL	51,917		19,546	15	0
	01/2015	GBP	21,694		34,055	242	0
	01/2015	JPY	2,523,607		21,326	257	0
	01/2015	$	20,061	BRL	51,917	0	(530)
	07/2015	BRL	51,917	$	19,021	447	0
GLM	01/2015	AUD	3,766		3,206	131	0
	01/2015	GBP	8,348		13,164	152	0
	01/2015	$	88,606	EUR	72,723	0	(607)
	02/2015	EUR	72,723	$	88,632	606	0
HUS	01/2015	$	3,215	AUD	3,759	0	(147)
JPM	01/2015	BRL	39,944	$	16,133	1,106	0
	01/2015	JPY	479,200		3,963	0	(37)
	01/2015	$	15,038	BRL	39,944	0	(11)
	01/2015		2,130	INR	131,953	0	(47)
	02/2015	MXN	42,649	$	3,016	131	0
MSB	01/2015	EUR	102,151		126,949	3,340	0
	02/2015	MXN	119,885		8,479	368	0
RBC	02/2015		119,885		8,477	366	0
UAG	01/2015	$	718	PLN	2,410	0	(38)

Total Forward Foreign Currency Contracts						$8,089	$(2,591)

Purchased Options:

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC EURO STOXX 50 Index	3,600.000	12/20/2019	EUR	7	$2,566	$2,180

Total Purchased Options						$2,566	$2,180

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	03/18/2015		$7,300	$(16)	$(5)
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		1,600	(2)	0
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015	EUR	700	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		700	(1)	(1)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		1,400	(2)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		1,400	(2)	(1)

							$(24)	$(9)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC USD versus INR	INR	65.900	03/19/2015	$11,400	$(111)	$(71)
UAG	Call - OTC USD versus INR		66.150	03/19/2015	11,400	(109)	(63)

						$(220)	$(134)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	$5,000	$(23)	$(42)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	10,000	(53)	(6)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	9,900	(47)	(84)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	20,300	(107)	(12)

							$(230)	$(144)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR 7	$(2,693)	$(2,503)

Total Written Options					$(3,167)	$(2,790)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	AutoZone, Inc.	(1.320%	)	09/20/2018	0.230%	$1,100	$0	$(45)	$0	$(45)
	Pearson Dollar Finance PLC	(1.000%	)	06/20/2018	0.297%	1,000	(25)	1	0	(24)
FBF	Rohm & Haas Co.	(1.850%	)	09/20/2017	0.143%	3,000	0	(141)	0	(141)
GST	Embarq Corp.	(1.000%	)	06/20/2016	0.294%	2,700	(19)	(10)	0	(29)
JPM	Embarq Corp.	(1.550%	)	06/20/2016	0.302%	3,000	0	(57)	0	(57)

							$(44)	$(252)	$0	$(296)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	China Government International Bond	1.000%	09/20/2016	0.283%		$2,900	$15	$22	$37	$0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.609%		2,000	358	(16)	342	0
	Lafarge S.A.	1.000%	03/20/2018	0.391%	EUR	7,200	(640)	813	173	0
	Mexico Government International Bond	1.000%	09/20/2015	0.370%		$2,300	19	(8)	11	0
	New York State General Obligation Bonds, Series 2005	1.850%	03/20/2021	0.499%		1,900	0	150	150	0
	NRG Energy, Inc.	5.000%	06/20/2017	1.399%		900	(92)	172	80	0
	Sprint Communications, Inc.	5.000%	12/20/2019	4.563%		700	36	(22)	14	0
BPS	Brazil Government International Bond	1.000%	09/20/2017	1.367%		1,700	(32)	16	0	(16)
	China Government International Bond	1.000%	09/20/2015	0.165%		1,000	9	(3)	6	0
	Frontier Communications Corp.	5.000%	06/20/2019	2.417%		3,775	(444)	856	412	0
	Jaguar Land Rover PLC	5.000%	03/20/2018	0.881%	EUR	4,700	524	234	758	0
	NRG Energy, Inc.	5.000%	09/20/2016	0.926%		$1,000	(10)	82	72	0
	Philippines Government International Bond	1.000%	09/20/2015	0.194%		5,000	(114)	145	31	0
BRC	BMW U.S. Capital LLC	1.000%	09/20/2015	0.062%		2,000	4	10	14	0
	Brazil Government International Bond	1.000%	06/20/2017	1.311%		2,000	(49)	35	0	(14)
	China Government International Bond	1.000%	09/20/2015	0.165%		2,000	19	(6)	13	0
	China Government International Bond	1.000%	09/20/2016	0.283%		7,000	36	53	89	0
	Community Health Systems, Inc.	5.000%	06/20/2019	2.510%		200	14	7	21	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.609%		1,900	346	(21)	325	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2019	0.780%		800	150	11	161	0
	General Motors Co.	5.000%	06/20/2016	0.726%		800	77	(25)	52	0
	Indonesia Government International Bond	1.000%	06/20/2022	2.059%		300	(35)	14	0	(21)
	Mexico Government International Bond	1.000%	09/20/2015	0.370%		1,100	9	(4)	5	0
	Philippines Government International Bond	1.000%	06/20/2021	1.189%		3,000	(83)	50	0	(33)
	Schaeffler Finance BV	5.000%	03/20/2018	1.114%	EUR	7,300	620	487	1,107	0
	Seagate Technology HDD Holdings	5.000%	03/20/2018	0.310%		$400	27	34	61	0
	Seagate Technology HDD Holdings	5.000%	06/20/2018	0.383%		300	18	30	48	0
	South Africa Government International Bond	1.000%	09/20/2017	1.175%		9,780	(292)	249	0	(43)
	Volkswagen International Finance NV	1.000%	09/20/2015	0.076%		3,000	(19)	40	21	0
CBK	Brazil Government International Bond	1.000%	09/20/2017	1.367%		4,380	(97)	56	0	(41)
	Brazil Government International Bond	1.000%	06/20/2018	1.523%		8,300	(117)	(26)	0	(143)
	California State General Obligation Bonds, Series 2003	3.050%	12/20/2020	0.581%		6,000	0	834	834	0
	China Government International Bond	1.000%	09/20/2015	0.165%		500	5	(1)	4	0
	Colombia Government International Bond	1.000%	03/20/2016	0.614%		1,400	(10)	17	7	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.255%		1,000	(1)	10	9	0
	Indonesia Government International Bond	1.000%	06/20/2022	2.059%		100	(12)	5	0	(7)
	Indonesia Government International Bond	1.000%	06/20/2023	2.159%		7,600	(699)	72	0	(627)
	Philippines Government International Bond	1.000%	09/20/2015	0.194%		11,700	(262)	334	72	0
	Sprint Communications, Inc.	5.000%	12/20/2019	4.563%		2,000	102	(62)	40	0
	Turkey Government International Bond	1.000%	03/20/2015	0.591%		6,200	(174)	181	7	0
	United Kingdom Gilt	1.000%	06/20/2015	0.035%		700	7	(3)	4	0
	United Kingdom Gilt	1.000%	06/20/2016	0.054%		1,300	16	2	18	0
	Venezuela Government International Bond	5.000%	09/20/2017	50.044%		934	(141)	(354)	0	(495)
	Volkswagen International Finance NV	1.000%	09/20/2015	0.076%		3,600	2	24	26	0
DUB	Australia & New Zealand Banking Group Ltd.	1.000%	03/20/2018	0.335%		6,000	19	110	129	0
	Brazil Government International Bond	1.000%	06/20/2017	1.311%		1,350	(47)	37	0	(10)
	Brazil Government International Bond	1.000%	06/20/2018	1.523%		8,600	(129)	(19)	0	(148)
	California State General Obligation Bonds, Series 2003	2.650%	03/20/2021	0.601%		1,800	0	215	215	0
	France Government Bond	0.250%	09/20/2015	0.060%		300	(11)	11	0	0
	France Government Bond	0.250%	03/20/2016	0.078%		4,200	(149)	158	9	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.170%		12,300	(544)	468	0	(76)
	New Jersey State General Obligation Bonds, Series 2001	2.000%	03/20/2021	1.111%		7,300	0	360	360	0
	Qatar Government International Bond	1.000%	03/20/2016	0.378%		400	(3)	7	4	0
	Venezuela Government International Bond	5.000%	06/20/2017	51.641%		4,600	(381)	(2,036)	0	(2,417)
FBF	Canadian Natural Resources Ltd.	1.000%	09/20/2017	0.952%		4,900	(155)	163	8	0
	Colombia Government International Bond	1.000%	03/20/2016	0.614%		700	4	(1)	3	0
	Mexico Government International Bond	1.000%	09/20/2015	0.370%		5,000	(97)	121	24	0
	NRG Energy, Inc.	5.000%	06/20/2015	0.384%		300	(5)	12	7	0
	South Africa Government International Bond	1.000%	12/20/2020	2.042%		1,325	(51)	(24)	0	(75)
	United Kingdom Gilt	1.000%	09/20/2015	0.035%		500	5	(1)	4	0
	Univision Communications, Inc.	5.000%	09/20/2019	1.369%		5,800	(638)	1,592	954	0
GST	Anadarko Petroleum Corp.	1.000%	06/20/2017	0.575%		2,300	(74)	99	25	0
	Bank of America Corp.	1.000%	03/20/2018	0.423%		10,000	(105)	292	187	0
	Berkshire Hathaway Finance Corp.	1.000%	09/20/2015	0.083%		1,000	(30)	37	7	0
	Brazil Government International Bond	1.000%	06/20/2017	1.311%		2,650	(65)	46	0	(19)
	Brazil Government International Bond	1.000%	09/20/2017	1.367%		2,050	(49)	30	0	(19)
	Comcast Corp.	1.000%	06/20/2021	0.456%		9,900	(317)	651	334	0
	Community Health Systems, Inc.	5.000%	06/20/2019	2.510%		1,100	91	25	116	0
	Connecticut State General Obligation Notes, Series 2007	1.600%	03/20/2021	1.039%		10,000	0	315	315	0
	France Government Bond	0.250%	03/20/2016	0.078%		8,200	(274)	292	18	0

	Greece Government International Bond	1.000%	12/20/2015	16.350%	EUR	450	(23)	(50)	0	(73)
	Greece Government International Bond	1.000%	12/20/2015	18.551%		$550	(32)	(49)	0	(81)
	MetLife, Inc.	1.000%	09/20/2015	0.084%		3,500	(203)	227	24	0
	New Jersey State General Obligation Bonds, Series 2001	1.970%	03/20/2021	1.111%		2,000	0	95	95	0
	NRG Energy, Inc.	5.000%	06/20/2016	0.797%		7,000	145	300	445	0
	NRG Energy, Inc.	5.000%	06/20/2017	1.399%		3,900	(394)	742	348	0
	South Africa Government International Bond	1.000%	03/20/2020	1.897%		2,000	(123)	37	0	(86)
	Univision Communications, Inc.	5.000%	09/20/2019	1.369%		650	(72)	178	106	0
	Valeant Pharmaceuticals International	5.000%	06/20/2016	0.870%		3,200	(50)	250	200	0
	Windstream Corp.	5.000%	12/20/2017	1.994%		2,300	81	122	203	0
HUS	Brazil Government International Bond	1.000%	09/20/2017	1.367%		4,850	(105)	59	0	(46)
	Brazil Government International Bond	1.000%	06/20/2018	1.523%		3,300	(62)	6	0	(56)
	China Government International Bond	1.000%	09/20/2015	0.165%		400	4	(1)	3	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.255%		1,000	(9)	18	9	0
	Mexico Government International Bond	1.000%	09/20/2015	0.370%		4,500	36	(14)	22	0
	Qatar Government International Bond	1.000%	03/20/2016	0.378%		400	(4)	7	3	0
	South Africa Government International Bond	1.000%	09/20/2017	1.175%		570	(9)	7	0	(2)
	Spain Government International Bond	1.000%	12/20/2016	0.406%		45,700	(138)	687	549	0
	Venezuela Government International Bond	5.000%	06/20/2017	51.641%		7,780	(946)	(3,141)	0	(4,087)
	Venezuela Government International Bond	5.000%	09/20/2017	50.044%		8,525	(1,255)	(3,265)	0	(4,520)
JPM	Brazil Government International Bond	1.000%	12/20/2017	1.413%		1,000	0	(12)	0	(12)
	France Government Bond	0.250%	09/20/2015	0.060%		100	(4)	4	0	0
	Philippines Government International Bond	1.000%	06/20/2021	1.189%		14,000	(337)	183	0	(154)
MYC	Brazil Government International Bond	1.000%	06/20/2017	1.311%		3,400	(111)	86	0	(25)
	Brazil Government International Bond	1.000%	09/20/2017	1.367%		2,500	(43)	19	0	(24)
	Brazil Government International Bond	1.000%	06/20/2018	1.523%		6,100	(117)	12	0	(105)
	China Government International Bond	1.000%	09/20/2015	0.165%		1,100	9	(2)	7	0
	China Government International Bond	1.000%	09/20/2016	0.283%		5,000	25	39	64	0
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.255%		2,000	(10)	29	19	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.273%		1,000	(8)	19	11	0
	Ford Motor Credit Co. LLC	5.000%	12/20/2018	0.609%		1,400	252	(12)	240	0
	France Government Bond	0.250%	09/20/2016	0.112%		1,100	(52)	55	3	0
	New Jersey State General Obligation Bonds, Series 2001	2.000%	03/20/2021	1.111%		2,400	0	118	118	0
	New York State General Obligation Bonds, Series 2005	1.950%	12/20/2020	0.478%		6,000	0	497	497	0
	Petrobras International Finance Co.	1.000%	09/20/2015	5.662%		1,300	(45)	2	0	(43)
	Philippines Government International Bond	1.000%	09/20/2015	0.194%		9,000	(175)	231	56	0
	Qatar Government International Bond	1.000%	03/20/2016	0.378%		800	(6)	13	7	0
	South Africa Government International Bond	1.000%	12/20/2020	2.042%		2,760	(90)	(66)	0	(156)
RYL	China Government International Bond	1.000%	09/20/2015	0.165%		2,600	24	(7)	17	0
UAG	Brazil Government International Bond	1.000%	06/20/2017	1.311%		6,775	(129)	79	0	(50)
	Brazil Government International Bond	1.000%	09/20/2017	1.367%		5,256	(156)	106	0	(50)
	MetLife, Inc.	1.000%	09/20/2015	0.084%		3,900	(231)	258	27	0
	NRG Energy, Inc.	5.000%	06/20/2015	0.384%		800	(13)	31	18	0
	Sprint Communications, Inc.	1.000%	09/20/2017	2.838%		800	(121)	83	0	(38)

							$(8,412)	$5,434	$10,834	$(13,812)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BPS	CDX.EM-17 5-Year Index	5.000%	06/20/2017	$8,977	$1,044	$(848)	$196	$0
BRC	CDX.EM ex-Europe-18 5-Year Index	5.000%	12/20/2017	1,786	223	(177)	46	0
GST	CDX.EM-17 5-Year Index	5.000%	06/20/2017	6,674	914	(768)	146	0

					$2,181	$(1,793)	$388	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
GLM	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	10,900	$9	$(359)	$0	$(350)

Total Return Swaps on Convertible Securities

									Swap Agreements, at Value

Counterparty	Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid	Unrealized Appreciation	Asset	Liability
DUB	Receive	OGX Petroleo e Gas Participaceos S.A.	2,442	Not Applicable, Fully Funded	02/11/2015	$1,020	$1,020	$681	$1,701	$0
	Receive	OGX Petroleo e Gas Participaceos S.A.	1,935	Not Applicable, Fully Funded	04/11/2015	808	808	40	848	0

							$1,828	$721	$2,549	$0

Total Swap Agreements							$(4,438)	$3,751	$13,771	$(14,458)

(k)	Securities with an aggregate market value of $9,463 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$74,715	$4,871	$79,586
Corporate Bonds & Notes
Banking & Finance	0	188,672	1,491	190,163
Industrials	0	146,333	1,486	147,819
Utilities	0	80,691	2,708	83,399
Municipal Bonds & Notes
California	0	496	0	496
New Jersey	0	6,114	0	6,114
Ohio	0	6,866	0	6,866
Texas	0	5,766	0	5,766
U.S. Government Agencies	0	107	0	107
Mortgage-Backed Securities	0	81,442	1,361	82,803
Asset-Backed Securities	0	32,563	5,458	38,021
Sovereign Issues	0	73,669	0	73,669
Preferred Securities
Banking & Finance	0	1,775	0	1,775
Exchange-Traded Funds	11,011	0	0	11,011
Short-Term Instruments
Repurchase Agreements	0	2,052	0	2,052
U.S. Treasury Bills	0	29,685	0	29,685
	$11,011	$730,946	$17,375	$759,332

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$180,113	$0	$0	$180,113
Total Investments	$191,124	$730,946	$17,375	$939,445

Short Sales, at Value - Liabilities
Mortgage-Backed Securities	$0	$0	$0	$0

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	5	0	5
Over the counter	0	21,491	2,549	24,040
	$0	$21,496	$2,549	$24,045

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(279)	0	(279)
Over the counter	0	(19,839)	0	(19,839)

	$0	$(20,118)	$0	$(20,118)

Totals	$191,124	$732,324	$19,924	$943,372

There were no significant transfers between Level 1 and 2 during the period ended December 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2014 (2)
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,041	$(141)	$87	$(1)	$(115)	$0	$0	$4,871	$(116)
Corporate Bonds & Notes
Banking & Finance	22,392	7,825	(12,764)	(11)	368	(66)	0	(16,253)	1,491	28
Industrials	17,932	0	(14,903)	(21)	1,000	(2,327)	0	(195)	1,486	(18)
Utilities	2,708	0	0	0	0	0	0	0	2,708	0
Mortgage-Backed Securities	0	0	0	0	0	0	1,361	0	1,361	0
Asset-Backed Securities	10,080	(4,534)	(258)	17	11	142	0	0	5,458	202

	$53,112	$8,332	$(28,066)	$72	$1,378	$(2,366)	$1,361	$(16,448)	$17,375	$96
Financial Derivative Instruments - Assets
Over the counter	$1,360	$808	$0	$0	$0	$631	$0	$(250)	$2,549	$697

Totals	$54,472	$9,140	$(28,066)	$72	$1,378	$(1,735)	$1,361	$(16,698)	$19,924	$793

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within
Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$4,308	Benchmark Pricing	Base Price	101.00
	563	Third Party Vendor	Broker Quote	77.50
Corporate Bonds & Notes
Banking & Finance	1,491	Discounted Cash Flows	Credit Rating	B-BBB
			OAS Spread	600bp - 950bps
			Yield	8.75 - 9.75
Industrials	1,486	Third Party Vendor	Broker Quote	103.50 - 115.75
Utilities	2,708	Benchmark Pricing	Base Price	93.74
Mortgage-Backed Securities	1,361	Third Party Vendor	Broker Quote	78.38 - 79.50
Asset-Backed Securities	5,458	Benchmark Pricing	Base Price	105.50
Financial Derivative Instruments - Assets
Over the counter	2,549	Other Valuation Techniques (3)	—	-

Total	$19,924

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.1%
AUSTRALIA 1.9%
CORPORATE BONDS & NOTES 1.0%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2016		$44,400	$44,541
2.400% due 11/23/2016		300	307
Westpac Banking Corp.
1.250% due 12/15/2017		22,700	22,490
1.850% due 11/26/2019		10,100	10,110

			77,448

MORTGAGE-BACKED SECURITIES 0.1%
Puma Finance Pty. Ltd.
0.371% due 02/21/2038		755	751
3.055% due 08/22/2037	AUD	951	775
3.533% due 05/13/2045		11,055	9,046
Torrens Trust
3.062% due 10/19/2038		1,613	1,314

			11,886

SOVEREIGN ISSUES 0.8%
New South Wales Treasury Corp.
2.750% due 11/20/2025		14,142	13,762
4.000% due 05/20/2026		14,700	12,848
6.000% due 03/01/2022		15,600	15,387
Queensland Treasury Corp.
4.250% due 07/21/2023		20,100	17,930

			59,927

Total Australia (Cost $155,570)			149,261

BELGIUM 0.1%
SOVEREIGN ISSUES 0.1%
Belgium Government International Bond
2.750% due 03/05/2015		$5,000	5,022

Total Belgium (Cost $5,008)			5,022

BRAZIL 4.3%
CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
2.603% due 03/17/2017		$4,900	4,535
3.123% due 03/17/2020		12,700	11,500
3.250% due 03/17/2017		29,200	27,594

			43,629

SOVEREIGN ISSUES 3.7%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	185,300	54,682
0.000% due 07/01/2017		254,900	70,885
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		163,700	55,778
10.000% due 01/01/2025		332,300	109,493

			290,838

Total Brazil (Cost $394,357)			334,467

CANADA 2.1%
CORPORATE BONDS & NOTES 0.1%
Agrium, Inc.
6.750% due 01/15/2019		$4,000	4,613

Caisse Centrale Desjardins
2.550% due 03/24/2016		5,000	5,111

			9,724

SOVEREIGN ISSUES 2.0%
Province of British Columbia
4.300% due 06/18/2042	CAD	3,000	3,126
Province of Ontario
1.900% due 09/08/2017		22,600	19,725
2.100% due 09/08/2018		13,400	11,766
2.450% due 06/29/2022		$6,200	6,183
3.150% due 06/02/2022	CAD	3,400	3,096
3.450% due 06/02/2045		12,500	11,137
3.500% due 06/02/2024		50,000	46,249
4.300% due 03/08/2017		6,000	5,499
Province of Quebec
3.000% due 09/01/2023		19,200	17,135
3.500% due 12/01/2022		6,500	6,035
4.250% due 12/01/2021		8,800	8,560
4.500% due 12/01/2017		6,100	5,710
5.000% due 12/01/2038		8,100	8,874
6.000% due 10/01/2029		3,200	3,710

			156,805

Total Canada (Cost $176,097)			166,529

CAYMAN ISLANDS 1.0%
ASSET-BACKED SECURITIES 1.0%
ACAS CLO Ltd.
0.441% due 04/20/2021		$4,792	4,761
ALM Ltd.
1.463% due 02/13/2023		23,400	23,399
BlackRock Senior Income
0.471% due 04/20/2019		673	667
Commercial Industrial Finance Corp.
1.383% due 08/14/2024		16,600	16,589
Dryden Senior Loan Fund
1.401% due 01/15/2022		13,800	13,777
Galaxy CLO Ltd.
0.474% due 04/25/2019		220	219
Hillmark Funding Ltd.
0.481% due 05/21/2021		7,571	7,496
Mountain View Funding CLO Ltd.
0.491% due 04/15/2019		1,028	1,022
MSIM Peconic Bay Ltd.
0.511% due 07/20/2019		351	350
Octagon Investment Partners Ltd.
0.471% due 04/23/2020		305	304
Symphony CLO LP
1.335% due 01/09/2023		8,300	8,260

Total Cayman Islands (Cost $76,567)			76,844

CHINA 0.4%
CORPORATE BONDS & NOTES 0.4%
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017		$28,100	28,001

SOVEREIGN ISSUES 0.0%
China Development Bank Corp.
5.800% due 01/03/2016	CNY	539	89
5.840% due 01/03/2019		4,388	758
China Government International Bond
3.320% due 06/12/2015		2,080	335
3.380% due 05/23/2023		4,600	727
4.080% due 08/22/2023		4,600	765

			2,674

Total China (Cost $30,626)			30,675

DENMARK 0.3%
CORPORATE BONDS & NOTES 0.3%
Nykredit Realkredit A/S
2.000% due 01/01/2015	DKK	76,000	12,349
6.000% due 10/01/2029		33	6
Realkredit Danmark A/S
1.300% due 01/01/2038		106	18
2.000% due 01/01/2015		50,300	8,173

Total Denmark (Cost $22,897)			20,546

FRANCE 10.7%
ASSET-BACKED SECURITIES 0.0%
Titrisocram
0.994% due 03/25/2022	EUR	39	47

CORPORATE BONDS & NOTES 0.5%
Banque PSA Finance S.A.
4.000% due 06/24/2015		600	737
4.875% due 09/25/2015		2,000	2,488
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$6,800	6,887
BPCE S.A.
4.625% due 07/11/2024		15,800	15,369
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		16,100	16,269
Dexia Credit Local S.A.
0.612% due 11/07/2016		1,500	1,506

			43,256

SOVEREIGN ISSUES 10.2%
Caisse d’Amortissement de la Dette Sociale
1.125% due 01/30/2017		5,500	5,523
Caisse Francaise de Financement Local
5.750% due 08/24/2015	AUD	1,600	1,327
France Government Bond
1.000% due 05/25/2018 (g)	EUR	275,900	345,099
1.000% due 11/25/2018 (g)		65,100	81,654
1.750% due 05/25/2023		8,400	11,134
1.750% due 11/25/2024		54,100	71,223
3.250% due 05/25/2045		41,600	66,039
3.750% due 04/25/2017		43,500	57,248
4.000% due 10/25/2038		12,900	22,411
4.500% due 04/25/2041 (g)		70,000	132,830
4.750% due 04/25/2035		600	1,119
France Treasury Notes
1.000% due 07/25/2017		7,000	8,694

			804,301

Total France (Cost $851,343)			847,604

GERMANY 1.9%
CORPORATE BONDS & NOTES 1.0%
FMS Wertmanagement AoeR
3.375% due 06/17/2021	EUR	20,900	30,238
KFW
2.750% due 09/07/2015	GBP	13,500	21,365
Landwirtschaftliche Rentenbank
4.750% due 03/12/2019	NZD	20,900	16,713
5.375% due 04/23/2024 (g)		15,000	12,521

			80,837

SOVEREIGN ISSUES 0.9%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	6,218	7,863
0.750% due 04/15/2018 (c)		15,423	19,177
2.500% due 08/15/2046		4,700	7,299
4.000% due 01/04/2037		19,800	36,634

			70,973

Total Germany (Cost $151,861)			151,810

GREECE 0.1%
CORPORATE BONDS & NOTES 0.1%
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	5,900	7,321

Total Greece (Cost $8,106)			7,321

GUERNSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
HSH N Finance Guernsey Ltd.
0.529% due 12/21/2015	EUR	20,900	25,375

Total Guernsey, Channel Islands (Cost $28,006)			25,375

IRELAND 0.6%
ASSET-BACKED SECURITIES 0.0%
Magi Funding PLC
0.429% due 04/11/2021	EUR	547	659
Mercator CLO PLC
0.314% due 02/18/2024		231	276
Race Point CLO Ltd.
0.491% due 04/15/2020		$1,820	1,816

			2,751

CORPORATE BONDS & NOTES 0.6%
Depfa ACS Bank
3.875% due 11/14/2016	EUR	14,000	18,089
4.375% due 01/15/2015		7,700	9,328
4.875% due 05/21/2019		1,200	1,734
5.125% due 03/16/2037		$4,800	6,040
5.500% due 04/25/2016		5,900	6,253
5.750% due 03/28/2017		3,900	4,282
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	3,400	4,460

			50,186

MORTGAGE-BACKED SECURITIES 0.0%
Emerald Mortgages PLC
0.262% due 07/15/2048		523	595

Total Ireland (Cost $55,419)			53,532

ITALY 14.0%
ASSET-BACKED SECURITIES 0.1%
Alba SPV SRL
1.581% due 04/20/2040	EUR	5,179	6,291
Berica Asset-Backed Security SRL
0.379% due 12/31/2055		1,465	1,765

			8,056

CORPORATE BONDS & NOTES 0.7%
Banca Carige SpA
3.750% due 11/25/2016		3,200	4,083
3.875% due 10/24/2018		25,900	34,504
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016		2,000	2,588
Banco Popolare SC
3.500% due 03/14/2019		11,250	14,199
Intesa Sanpaolo SpA
3.625% due 08/12/2015		$600	608

			55,982

MORTGAGE-BACKED SECURITIES 0.5%
Berica Residential MBS SRL
0.383% due 03/31/2048	EUR	9,336	11,091
Claris ABS
0.538% due 10/31/2060		11,288	13,531
DECO SRL
1.531% due 02/22/2026		5,701	6,909
Giovecca Mortgages SRL
0.682% due 04/23/2048		9,606	11,631

			43,162

SOVEREIGN ISSUES 12.7%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (c)		14,779	18,541
3.750% due 09/01/2024		124,700	176,132
4.500% due 05/01/2023		48,700	71,859
4.500% due 03/01/2024		42,000	62,566
4.750% due 08/01/2023		229,100	344,588
4.750% due 09/01/2044		78,500	123,148
5.500% due 09/01/2022		95,200	148,011
5.500% due 11/01/2022		33,100	51,524

Italy Government International Bond
6.000% due 08/04/2028	GBP	3,500	6,709

			1,003,078

Total Italy (Cost $1,119,388)			1,110,278

JAPAN 17.2%
SOVEREIGN ISSUES 17.2%
Japan Government International Bond
1.400% due 09/20/2034	JPY	43,080,000	382,067
1.500% due 03/20/2033		430,000	3,941
1.600% due 03/20/2033		32,170,000	299,004
1.700% due 09/20/2032		42,720,000	404,243
1.700% due 09/20/2044		29,330,000	271,159

Total Japan (Cost $1,423,916)			1,360,414

LUXEMBOURG 0.0%
ASSET-BACKED SECURITIES 0.0%
E-Carat S.A.
0.852% due 11/18/2020	EUR	550	666
Penta CLO S.A.
0.398% due 06/04/2024		2,162	2,592

Total Luxembourg (Cost $3,447)			3,258

MEXICO 1.0%
SOVEREIGN ISSUES 1.0%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	560,200	37,933
7.500% due 06/03/2027		296,500	22,477
8.000% due 12/07/2023		4,720	368
10.000% due 12/05/2024		179,690	15,983

Total Mexico (Cost $86,101)			76,761

NETHERLANDS 0.5%
ASSET-BACKED SECURITIES 0.1%
Cadogan Square CLO BV
0.536% due 01/17/2023	EUR	1,223	1,463
Halcyon Structured Asset Management European CLO BV
0.548% due 01/25/2023		2,838	3,408

			4,871

CORPORATE BONDS & NOTES 0.4%
Bank Nederlandse Gemeenten NV
1.375% due 03/19/2018		$5,000	4,997
2.250% due 01/12/2017	EUR	400	506
6.750% due 03/02/2018	AUD	4,600	4,196
ING Bank NV
2.500% due 01/14/2016		$14,000	14,275
Royal Bank of Scotland NV
3.565% due 05/17/2018	AUD	7,000	5,551

			29,525

MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL BV
1.081% due 07/17/2041	EUR	1,200	1,311

Total Netherlands (Cost $37,118)			35,707

NORWAY 0.3%
CORPORATE BONDS & NOTES 0.3%
Eksportfinans ASA
0.890% due 06/16/2015	JPY	400,000	3,338
2.000% due 09/15/2015		$6,700	6,716
2.375% due 05/25/2016		13,400	13,465
5.500% due 05/25/2016		2,000	2,095
5.500% due 06/26/2017		1,000	1,069

Total Norway (Cost $26,902)			26,683

POLAND 2.4%
SOVEREIGN ISSUES 2.4%
Poland Government International Bond
3.250% due 07/25/2025	PLN	484,100	146,209
4.000% due 10/25/2023		145,200	46,217

Total Poland (Cost $200,427)			192,426

PORTUGAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Novo Banco S.A.
3.375% due 02/17/2016	EUR	27,000	32,779
5.000% due 05/21/2019		2,300	2,749

Total Portugal (Cost $38,885)			35,528

SLOVENIA 2.3%
SOVEREIGN ISSUES 2.3%
Slovenia Government International Bond
1.750% due 10/09/2017	EUR	5,600	7,004
3.000% due 04/08/2021		650	853
3.500% due 03/23/2017		1,494	1,929
4.125% due 02/18/2019		$19,100	20,055
4.125% due 01/26/2020	EUR	1,570	2,158
4.375% due 01/18/2021		5,050	7,069
4.700% due 11/01/2016		56,150	72,804
4.750% due 05/10/2018		$37,700	40,433
5.250% due 02/18/2024		21,100	23,289
5.500% due 10/26/2022		4,600	5,118

Total Slovenia (Cost $183,592)			180,712

SPAIN 11.8%
CORPORATE BONDS & NOTES 0.2%
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	2,500	3,101
Cedulas Fondo de Titulizacion de Activos
4.250% due 04/10/2031		6,100	9,128

			12,229

SOVEREIGN ISSUES 11.6%
Autonomous Community of Catalonia
4.750% due 06/04/2018		11,600	15,169
4.801% due 07/31/2020		8,000	10,717
Autonomous Community of Madrid
5.750% due 02/01/2018		5,100	7,081
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	11,785	10,282
5.000% due 11/14/2016		$900	961
Junta de Castilla y Leon
6.505% due 03/01/2019	EUR	10,400	15,367
Spain Government International Bond
2.750% due 10/31/2024		144,400	192,800
3.300% due 07/30/2016		21,400	27,055
3.800% due 04/30/2024		88,700	128,489
4.400% due 10/31/2023		38,400	57,514
4.800% due 01/31/2024		13,200	20,461
5.250% due 04/06/2029	GBP	1,700	3,092
5.400% due 01/31/2023	EUR	261,100	413,498
Xunta de Galicia
6.131% due 04/03/2018		3,700	5,255
6.964% due 12/28/2017		3,000	4,279

			912,020

Total Spain (Cost $925,089)			924,249

SUPRANATIONAL 1.1%
CORPORATE BONDS & NOTES 1.1%
African Development Bank
5.250% due 03/23/2022	AUD	200	184
Council of Europe Development Bank
6.000% due 10/08/2020		8,300	7,800

EUROFIMA
6.250% due 12/28/2018		50,055	46,035
European Bank for Reconstruction & Development
0.500% due 09/01/2023		1,700	1,043
0.500% due 12/21/2023		500	305
European Investment Bank
0.500% due 06/21/2023		13,600	8,413
0.500% due 08/10/2023		20,700	12,727
6.250% due 06/08/2021		9,100	8,785
Nordic Investment Bank
5.000% due 04/19/2022		500	454

Total Supranational (Cost $98,099)			85,746

SWEDEN 0.6%
CORPORATE BONDS & NOTES 0.4%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	65,500	9,111
Stadshypotek AB
3.000% due 03/21/2018		62,000	8,615
Sveriges Sakerstallda Obligationer AB
4.000% due 03/21/2018		43,000	6,131
Swedbank Hypotek AB
3.750% due 12/20/2017		58,700	8,265

			32,122

SOVEREIGN ISSUES 0.2%
Sweden Government International Bond
4.250% due 03/12/2019		95,100	14,300

Total Sweden (Cost $52,223)			46,422

UNITED KINGDOM 9.7%
BANK LOAN OBLIGATIONS 0.2%
Virgin Media Bristol LLC
3.500% due 06/07/2020		$12,200	12,017

CORPORATE BONDS & NOTES 0.5%
Barclays Bank PLC
2.250% due 05/10/2017		6,000	6,126
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	6,000	7,122
LBG Capital PLC
15.000% due 12/21/2019	GBP	200	429
15.000% due 12/21/2019	EUR	470	843
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$11,300	16,159
Yorkshire Building Society
3.250% due 09/22/2016	EUR	4,700	5,813

			36,492

MORTGAGE-BACKED SECURITIES 2.7%
Business Mortgage Finance PLC
2.555% due 02/15/2041	GBP	10,910	16,662
Darrowby PLC
2.257% due 02/20/2044		13,791	21,906
EuroMASTR PLC
0.760% due 06/15/2040		219	311
Eurosail PLC
0.242% due 12/10/2044	EUR	5,867	6,848
0.242% due 03/13/2045		424	494
0.322% due 12/15/2044		7,714	8,282
0.680% due 03/13/2045	GBP	2	3
0.717% due 06/10/2044		12,096	18,420
0.720% due 03/13/2045		71	106
Fosse Master Issuer PLC
2.658% due 10/18/2054		15,700	24,732
Gemgarto
3.507% due 05/14/2045		110	176
Granite Mortgages PLC
0.880% due 03/20/2044		855	1,331
0.880% due 06/20/2044		1,127	1,753
0.940% due 09/20/2044		59	92
Great Hall Mortgages PLC
0.212% due 03/18/2039	EUR	2,479	2,873
0.232% due 06/18/2038		38	44
0.373% due 06/18/2039		$1,708	1,624
0.700% due 06/18/2039	GBP	56	83

Landmark Mortgage Securities PLC
0.779% due 06/17/2038		58	86
Leek Finance PLC
0.507% due 09/21/2038		$6,829	7,102
0.527% due 12/21/2037		3,135	3,298
Ludgate Funding PLC
0.238% due 01/01/2061	EUR	279	313
Mansard Mortgages PLC
1.210% due 12/15/2049	GBP	14,618	22,167
Newgate Funding PLC
0.318% due 12/01/2050	EUR	5,700	5,972
0.682% due 12/15/2050		11,578	13,526
0.725% due 12/01/2050	GBP	100	148
0.760% due 12/15/2050		5,000	6,498
1.332% due 12/15/2050	EUR	2,404	2,764
1.560% due 12/15/2050	GBP	5,289	7,966
1.582% due 12/15/2050	EUR	3,943	4,306
1.810% due 12/15/2050	GBP	2,981	4,414
Paragon Mortgages PLC
0.402% due 06/15/2041	EUR	300	338
0.438% due 05/15/2041		355	407
0.915% due 05/15/2041	GBP	35	53
Preferred Residential Securities PLC
1.310% due 12/15/2042		36	53
ResLoc UK PLC
0.720% due 12/15/2043		992	1,455
0.780% due 12/15/2043		1,707	2,395
RMAC PLC
0.483% due 12/12/2036	EUR	174	201
RMAC Securities PLC
0.323% due 06/12/2044		176	192
0.390% due 06/12/2044		$446	422
0.710% due 06/12/2044	GBP	3,193	4,645
0.730% due 06/12/2044		8,449	12,265
Silk Road Finance PLC
1.910% due 06/21/2055		54	85
Tenterden Funding PLC
2.060% due 03/21/2044		4,916	7,787
Uropa Securities PLC
0.230% due 10/10/2040	EUR	124	147

			214,745

SOVEREIGN ISSUES 6.3%
United Kingdom Gilt
2.250% due 09/07/2023	GBP	28,100	45,899
2.750% due 09/07/2024 (g)		15,400	26,122
3.250% due 01/22/2044 (g)		151,100	271,560
3.500% due 01/22/2045 (g)		13,800	25,972
4.250% due 06/07/2032 (g)		21,343	42,925
4.250% due 12/07/2040 (g)		24,900	52,090
4.500% due 09/07/2034		2,800	5,860
4.750% due 12/07/2030 (g)		8,000	16,832
4.750% due 12/07/2038		3,000	6,669

			493,929

Total United Kingdom (Cost $690,567)			757,183

UNITED STATES 17.6%
ASSET-BACKED SECURITIES 0.7%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033		$300	272
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.640% due 10/25/2035		2,300	2,241
Amortizing Residential Collateral Trust
0.750% due 07/25/2032		44	41
Amresco Residential Securities Corp. Mortgage Loan Trust
1.110% due 06/25/2029		221	205
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.975% due 02/25/2034		616	555
Asset-Backed Securities Corp. Home Equity Loan Trust
1.511% due 04/15/2033		1,716	1,694
Bear Stearns Asset-Backed Securities Trust
0.225% due 12/25/2036 ^		14	14
0.830% due 10/25/2032		32	31
0.970% due 10/27/2032		48	45
1.170% due 10/25/2037		92	87
BNC Mortgage Loan Trust
0.270% due 05/25/2037		743	713
Carrington Mortgage Loan Trust
0.490% due 10/25/2035		17	17
Citigroup Mortgage Loan Trust, Inc.
0.230% due 07/25/2045		563	487

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	89	91
6.681% due 12/01/2033	1	1
Countrywide Asset-Backed Certificates
0.330% due 10/25/2047	617	613
0.350% due 09/25/2036	176	172
0.510% due 12/25/2036 ^	777	529
1.145% due 06/25/2035	500	494
Countrywide Asset-Backed Certificates Trust
0.770% due 08/25/2035	1,338	1,322
4.740% due 10/25/2035	807	805
Credit Suisse First Boston Mortgage Securities Corp.
0.775% due 01/25/2032	62	55
Credit-Based Asset Servicing and Securitization LLC
0.215% due 11/25/2036	6	3
First Alliance Mortgage Loan Trust
0.155% due 12/20/2027	8	7
First Franklin Mortgage Loan Trust
0.530% due 10/25/2035	3,773	3,525
1.070% due 03/25/2034	2,510	2,321
GSAA Home Equity Trust
5.995% due 03/25/2046 ^	2,197	1,691
Home Equity Asset Trust
0.755% due 11/25/2032	2	2
JPMorgan Mortgage Acquisition Trust
0.265% due 08/25/2036	129	67
Long Beach Mortgage Loan Trust
0.730% due 10/25/2034	12	12
0.995% due 06/25/2035	1,111	1,106
MASTR Asset-Backed Securities Trust
0.320% due 03/25/2036	1,515	1,046
Merrill Lynch Mortgage Investors Trust
0.250% due 09/25/2037	42	16
0.290% due 02/25/2037	70	33
0.650% due 05/25/2036	1,500	1,346
MESA Trust
0.970% due 12/25/2031	193	177
Morgan Stanley Home Equity Loan Trust
0.520% due 04/25/2037	1,854	1,222
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	2,132	1,226
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.450% due 12/25/2035	2,953	2,645
Option One Mortgage Loan Trust
0.360% due 01/25/2036	712	692
Popular ABS Mortgage Pass-Through Trust
0.260% due 06/25/2047 ^	120	117
RAAC Trust
1.370% due 09/25/2047	3,114	3,076
Renaissance Home Equity Loan Trust
0.670% due 12/25/2033	82	80
Residential Asset Mortgage Products Trust
0.470% due 03/25/2036	2,007	1,623
0.715% due 06/25/2032	6	5
Residential Asset Securities Corp. Trust
0.330% due 07/25/2036	877	846
0.655% due 07/25/2032 ^	139	118
1.010% due 09/25/2034	1,624	1,399
Securitized Asset-Backed Receivables LLC Trust
0.300% due 05/25/2037 ^	429	313
SLM Private Education Loan Trust
1.261% due 12/15/2021	51	51
SLM Student Loan Trust
0.234% due 07/25/2017	27	27
0.441% due 12/17/2018	2	2
0.734% due 10/25/2017	2,335	2,338
1.734% due 04/25/2023	14,469	14,875
Soundview Home Loan Trust
0.230% due 11/25/2036	49	19
Specialty Underwriting & Residential Finance Trust
0.520% due 09/25/2036	1,484	1,460

		53,970

BANK LOAN OBLIGATIONS 0.0%
Axalta Coating Systems U.S. Holdings, Inc.
3.750% due 02/01/2020	1,883	1,840
HCA, Inc.
2.669% due 05/02/2016	1,625	1,619

		3,459

CORPORATE BONDS & NOTES 0.9%
Ally Financial, Inc.
2.500% due 03/15/2017	6,000	5,904

2.750% due 01/30/2017		600	600
3.125% due 01/15/2016		2,500	2,519
3.500% due 07/18/2016		3,600	3,649
4.625% due 06/26/2015		15,500	15,636
5.500% due 02/15/2017		1,300	1,368
8.300% due 02/12/2015		6,200	6,239
Aviation Capital Group Corp.
7.125% due 10/15/2020		1,100	1,268
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	800	1,056
Bank of America Corp.
3.400% due 10/21/2025	MXN	133,000	9,588
International Lease Finance Corp.
6.750% due 09/01/2016		$7,100	7,579
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		7,000	1,050
Navient Corp.
5.000% due 04/15/2015		9,400	9,494
Springleaf Finance Corp.
6.900% due 12/15/2017		5,600	5,978
WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	129

			72,057

MORTGAGE-BACKED SECURITIES 3.7%
Adjustable Rate Mortgage Trust
2.758% due 09/25/2035		$440	392
American Home Mortgage Assets Trust
0.360% due 05/25/2046 ^		485	352
0.400% due 09/25/2046 ^		18	0
Banc of America Funding Trust
0.445% due 06/20/2047		2,000	1,418
2.622% due 03/20/2036		414	381
2.640% due 02/20/2036		4,478	4,455
2.799% due 01/20/2047 ^		337	271
2.841% due 11/20/2034		952	926
2.921% due 10/20/2046 ^		103	78
5.500% due 01/25/2036		570	593
6.000% due 03/25/2037 ^		761	657
Banc of America Mortgage Trust
2.680% due 06/25/2035		819	790
2.691% due 09/25/2035 ^		109	101
5.134% due 04/25/2035		711	653
BCAP LLC Trust
0.896% due 01/26/2047		1,063	943
2.416% due 02/26/2036		495	483
5.041% due 03/26/2037		5,122	5,059
5.250% due 02/26/2036		1,730	1,592
5.250% due 04/26/2037		4,299	4,060
5.250% due 08/26/2037		1,946	2,034
Bear Stearns Adjustable Rate Mortgage Trust
2.468% due 10/25/2033		235	238
2.482% due 05/25/2034		282	264
2.515% due 03/25/2035		385	390
2.610% due 07/25/2034		454	447
2.618% due 01/25/2035		909	894
2.647% due 05/25/2034		438	422
2.710% due 10/25/2035		107	107
2.786% due 02/25/2034		47	46
3.013% due 11/25/2034		12	12
Bear Stearns ALT-A Trust
2.351% due 01/25/2036 ^		89	72
2.461% due 08/25/2036 ^		344	253
2.484% due 08/25/2036 ^		1,136	686
2.612% due 09/25/2035		7,459	6,415
2.667% due 11/25/2035 ^		157	124
2.677% due 08/25/2036 ^		2,362	1,736
4.334% due 11/25/2036 ^		779	603
Chase Mortgage Finance Trust
2.535% due 02/25/2037		1,034	1,053
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.400% due 05/25/2036		2,107	1,857
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037		219	218
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		827	826
2.280% due 09/25/2035		978	981
2.540% due 05/25/2035		240	238
2.730% due 07/25/2046 ^		2,183	1,904
2.745% due 09/25/2037 ^		1,926	1,730
2.816% due 03/25/2037 ^		1,446	1,038
Commercial Mortgage Trust
0.585% due 03/10/2046 (a)		13,000	547
1.773% due 01/10/2046 (a)		9,741	821
2.048% due 07/10/2046 (a)		22,377	675
2.405% due 07/10/2046 (a)		24,136	1,017

Countrywide Alternative Loan Trust
0.310% due 04/25/2047	1,742	1,472
0.340% due 01/25/2037 ^	659	624
0.345% due 02/20/2047	619	462
0.360% due 09/25/2046 ^	1,384	1,172
0.375% due 03/20/2046	145	115
0.375% due 07/20/2046 ^	1,073	750
0.380% due 07/25/2046	103	78
0.400% due 08/25/2046 ^	36	26
0.450% due 02/25/2037	609	481
0.520% due 05/25/2037 ^	831	527
0.570% due 09/25/2035 ^	578	479
1.113% due 12/25/2035	127	107
1.513% due 08/25/2035	811	745
1.613% due 11/25/2035	588	488
2.153% due 11/25/2035	569	488
2.662% due 02/25/2037 ^	364	324
5.250% due 06/25/2035 ^	337	313
6.000% due 10/25/2032	1	1
6.000% due 01/25/2037 ^	1,624	1,385
6.250% due 08/25/2037 ^	755	631
6.500% due 08/25/2032	108	114
Countrywide Home Loan Mortgage Pass-Through Trust
0.460% due 04/25/2035	32	29
0.490% due 03/25/2035	1,125	886
0.500% due 02/25/2035	22	20
0.710% due 03/25/2035	1,445	1,386
2.319% due 02/20/2036 ^	1,602	1,417
2.418% due 11/25/2034	1,456	1,388
2.432% due 05/20/2036	898	808
2.465% due 08/25/2034	573	500
2.522% due 11/19/2033	24	24
2.550% due 03/25/2037 ^	543	434
2.581% due 02/25/2047 ^	581	485
2.589% due 08/25/2034	137	121
Credit Suisse First Boston Mortgage Securities Corp.
1.320% due 03/25/2034 ^	261	250
2.248% due 07/25/2033	39	39
2.472% due 08/25/2033	162	160
DBUBS Mortgage Trust
0.247% due 11/10/2046 (a)	16,942	293
1.374% due 11/10/2046 (a)	41,091	960
Deutsche ALT-A Securities, Inc.
0.310% due 07/25/2047	1,067	916
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.254% due 06/26/2035	622	626
Downey Savings & Loan Association Mortgage Loan Trust
0.484% due 07/19/2045 ^	126	27
Extended Stay America Trust
1.079% due 12/05/2031 (a)	37,000	452
First Horizon Mortgage Pass-Through Trust
2.603% due 10/25/2035	499	492
2.612% due 08/25/2035	452	420
First Republic Mortgage Loan Trust
0.511% due 11/15/2031	91	85
GMAC Mortgage Corp. Loan Trust
2.926% due 06/25/2034	54	52
Greenpoint Mortgage Funding Trust
0.350% due 01/25/2037	941	724
0.380% due 04/25/2036	811	626
0.440% due 11/25/2045	169	133
Greenpoint Mortgage Pass-Through Certificates
2.786% due 10/25/2033	56	55
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,100	1,174
GS Mortgage Securities Corp.
1.733% due 02/10/2046 (a)	14,568	1,416
2.361% due 11/10/2045 (a)	25,382	3,011
GSR Mortgage Loan Trust
1.890% due 03/25/2033	208	205
2.617% due 05/25/2035	335	312
2.667% due 04/25/2035	78	77
2.669% due 09/25/2035	947	953
2.814% due 01/25/2035	1,184	1,171
4.979% due 11/25/2035	1,123	1,099
HarborView Mortgage Loan Trust
0.344% due 07/19/2046	2,150	1,390
0.354% due 09/19/2037	1,556	1,217
0.404% due 03/19/2036	240	178
2.483% due 05/19/2033	409	411
2.602% due 07/19/2035	272	248
HomeBanc Mortgage Trust
2.256% due 04/25/2037 ^	1,486	915
5.287% due 04/25/2037 ^	566	461

Impac CMB Trust
0.890% due 10/25/2034	1,513	1,331
0.950% due 10/25/2034	783	738
1.170% due 07/25/2033	60	56
IndyMac Mortgage Loan Trust
0.350% due 07/25/2047	3,939	3,050
0.360% due 09/25/2046	4,910	4,225
0.410% due 06/25/2037	1,298	1,149
0.420% due 02/25/2037	1,100	655
0.470% due 11/25/2035 ^	356	215
0.470% due 06/25/2037 ^	547	305
2.525% due 12/25/2034	183	169
2.750% due 11/25/2035 ^	2,187	1,978
4.950% due 08/25/2036	1,055	1,047
JPMBB Commercial Mortgage Securities Trust
1.288% due 04/15/2047 (a)	59,703	3,524
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	6	6
JPMorgan Chase Commercial Mortgage Securities Trust
1.315% due 12/15/2047 (a)	83,752	5,906
4.070% due 11/15/2043	300	322
JPMorgan Mortgage Trust
1.990% due 11/25/2033	236	234
2.531% due 07/25/2035	368	367
2.585% due 02/25/2036 ^	1,236	1,110
5.021% due 10/25/2035	43	43
5.025% due 09/25/2035	582	575
Luminent Mortgage Trust
0.340% due 12/25/2036	3,211	2,590
MASTR Adjustable Rate Mortgages Trust
0.380% due 04/25/2046	2,855	2,176
0.470% due 05/25/2047 ^	1,418	937
MASTR Alternative Loan Trust
0.570% due 03/25/2036	483	139
6.000% due 03/25/2036	3,437	3,028
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.641% due 06/15/2030	55	53
2.609% due 10/20/2029	28	28
Merrill Lynch Mortgage Investors Trust
0.380% due 02/25/2036	1,093	1,009
0.420% due 11/25/2035	2,806	2,665
0.420% due 08/25/2036	169	164
1.582% due 10/25/2035	2,714	2,647
2.221% due 02/25/2033	191	184
2.476% due 06/25/2035	749	732
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.882% due 08/12/2049	700	764
Morgan Stanley Bank of America Merrill Lynch Trust
1.444% due 05/15/2046 (a)	68,755	4,915
1.713% due 02/15/2046 (a)	61,649	5,308
1.856% due 08/15/2045 (a)	45,445	3,751
Morgan Stanley Capital Trust
0.308% due 07/12/2044	11,241	11,196
Nomura Asset Acceptance Corp.
0.930% due 08/25/2034	68	66
Residential Accredit Loans, Inc. Trust
0.320% due 02/25/2047	2,600	1,504
0.370% due 12/25/2046 ^	1,094	696
0.380% due 04/25/2046	70	36
0.440% due 05/25/2046 ^	854	414
Residential Asset Securitization Trust
0.570% due 01/25/2046 ^	178	94
0.620% due 12/25/2036 ^	477	176
6.250% due 10/25/2036 ^	380	337
6.500% due 08/25/2036 ^	812	567
Residential Funding Mortgage Securities, Inc. Trust
2.976% due 09/25/2035 ^	439	347
6.500% due 03/25/2032	70	73
Royal Bank of Scotland Capital Funding Trust
6.040% due 12/16/2049	4,179	4,427
Sequoia Mortgage Trust
2.641% due 04/20/2035	273	272
Structured Adjustable Rate Mortgage Loan Trust
2.467% due 04/25/2034	394	395
2.514% due 08/25/2035	942	873
2.515% due 02/25/2036 ^	3,320	2,803
2.523% due 09/25/2034	109	108
2.555% due 09/25/2036 ^	1,259	790
2.573% due 02/25/2034	293	295
5.007% due 05/25/2036 ^	1,363	1,275
Structured Asset Mortgage Investments Trust
0.360% due 06/25/2036	141	117
0.380% due 05/25/2046	890	674
0.390% due 05/25/2036	5,575	4,175
0.390% due 09/25/2047	6,247	5,001
0.430% due 05/25/2046 ^	229	86

0.470% due 08/25/2036 ^	1,736	750
0.480% due 12/25/2035	15	11
0.744% due 07/19/2034	23	23
1.613% due 08/25/2047	2,352	2,093
Structured Asset Securities Corp. Trust
2.619% due 10/28/2035	353	339
5.500% due 09/25/2035	994	1,026
Thornburg Mortgage Securities Trust
1.420% due 06/25/2037	2,774	2,433
1.420% due 06/25/2047	1,340	1,205
1.470% due 03/25/2037	1,527	1,395
1.794% due 06/25/2047	2,782	2,508
1.878% due 06/25/2037	17,180	16,565
2.020% due 10/25/2043	109	107
5.750% due 06/25/2037	7,785	7,833
5.750% due 06/25/2047	182	178
6.038% due 09/25/2037	333	346
UBS-Barclays Commercial Mortgage Trust
1.852% due 12/10/2045 (a)	62,414	6,422
UBS-Citigroup Commercial Mortgage Trust
2.470% due 01/10/2045 (a)	23,046	2,316
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020	2,300	2,265
WaMu Mortgage Pass-Through Certificates
0.460% due 07/25/2045	2,434	2,291
WaMu Mortgage Pass-Through Certificates Trust
0.450% due 11/25/2045	6,372	5,670
0.480% due 01/25/2045	592	551
0.510% due 01/25/2045	4,551	4,325
0.873% due 04/25/2047	4,916	4,316
0.910% due 11/25/2034	1,297	1,250
0.923% due 12/25/2046	250	236
1.093% due 06/25/2046	1,417	1,299
1.113% due 02/25/2046	3,322	3,156
1.921% due 02/27/2034	421	414
2.163% due 10/25/2046	2,038	1,885
2.184% due 02/25/2037 ^	2,779	2,329
2.331% due 10/25/2035	1,002	977
2.339% due 12/25/2035	769	736
2.373% due 04/25/2035	998	984
2.443% due 06/25/2033	119	120
5.888% due 08/25/2046 ^	3,179	2,902
Washington Mutual Mortgage Loan Trust
1.311% due 05/25/2041	3	3
Washington Mutual Mortgage Pass-Through Certificates Trust
0.420% due 07/25/2046 ^	73	13
0.873% due 04/25/2047 ^	20	0
0.883% due 04/25/2047 ^	504	83
0.953% due 05/25/2047 ^	301	27
1.053% due 07/25/2046 ^	738	434
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	313	286
Wells Fargo Mortgage-Backed Securities Trust
0.670% due 07/25/2037	397	338
2.605% due 10/25/2035	467	468
2.607% due 04/25/2036	132	132
2.609% due 10/25/2035	600	581
2.615% due 12/25/2033	6	6
2.615% due 06/25/2035	1,754	1,744
2.616% due 03/25/2035	5,439	5,542
2.621% due 06/25/2035	536	541
5.015% due 03/25/2036	72	72
5.588% due 04/25/2036	306	101
Wells Fargo-RBS Commercial Mortgage Trust
0.324% due 03/15/2048 (a)	40,000	1,068
1.495% due 03/15/2045 (a)	73,325	5,335
1.496% due 03/15/2048 (a)	114,348	9,189

		291,791

MUNICIPAL BONDS & NOTES 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	100	151
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030	1,600	2,020
7.950% due 03/01/2036	900	1,114
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,030	1,030
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	8,000	10,638

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	600	654

		15,607

	SHARES
PREFERRED SECURITIES 0.0%
Citigroup Capital
7.875% due 10/30/2040	54,000	1,435
Navient Corp. CPI Linked Security
3.658% due 03/15/2017	20,000	493

		1,928

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 7.5%
Fannie Mae
0.270% due 01/25/2021	$4	4
0.290% due 03/25/2034	95	94
0.370% due 10/27/2037	800	789
0.470% due 03/25/2036	47	47
0.600% due 11/25/2040	5,804	5,833
0.620% due 11/25/2040	7,865	7,954
0.670% due 10/25/2040 - 12/25/2040	9,048	9,137
1.315% due 06/01/2043	96	99
2.002% due 12/01/2034	346	364
2.200% due 01/01/2023	36	37
2.210% due 08/01/2036	222	238
2.250% due 06/01/2035	463	487
2.275% due 08/01/2023	67	72
2.290% due 11/01/2022	11	11
2.335% due 04/01/2032	39	40
2.364% due 01/25/2022 (a)	25,417	2,856
2.485% due 11/01/2034	2,151	2,302
2.500% due 01/01/2045	1,000	977
2.633% due 12/01/2030	13	14
3.000% due 01/01/2045	1,000	1,011
3.500% due 03/01/2020 - 02/01/2030	402,537	425,233
4.000% due 01/01/2045	21,000	22,407
4.295% due 06/01/2021	2,058	2,280
5.370% due 12/01/2015	2,372	2,429
6.000% due 04/25/2043 - 07/25/2044	1,537	1,738
Freddie Mac
0.641% due 10/15/2040	4,933	4,973
0.761% due 12/15/2037	1,744	1,757
0.898% due 09/25/2022 (a)	24,672	1,347
1.049% due 11/25/2022 (a)	34,328	2,263
1.292% due 08/25/2019 (a)	39,638	2,071
1.315% due 10/25/2044 - 02/25/2045	3,309	3,344
1.375% due 11/25/2019 (a)	35,889	2,080
1.565% due 10/25/2021 (a)	29,728	2,550
1.654% due 06/25/2020 (a)	37,882	2,569
2.235% due 06/01/2022	76	79
2.271% due 09/01/2035	127	136
6.000% due 12/01/2033	984	1,095
6.500% due 11/15/2023	57	63
9.050% due 06/15/2019	1	1
Ginnie Mae
1.625% due 11/20/2021 - 11/20/2030	694	716
2.000% due 07/20/2022 - 05/20/2030	113	119
6.000% due 08/20/2034	13,084	14,728
NCUA Guaranteed Notes
0.627% due 11/05/2020	45,562	45,858
0.717% due 12/08/2020	20,539	20,744
Small Business Administration
5.110% due 04/01/2025	75	82

		593,028

U.S. TREASURY OBLIGATIONS 4.6%
U.S. Treasury Bonds
5.250% due 02/15/2029 (k)	8,600	11,573
U.S. Treasury Inflation Protected Securities (c)(i)
0.125% due 01/15/2022	24,023	23,422
0.125% due 07/15/2022	115,122	112,410
0.125% due 01/15/2023	136,089	131,900
1.375% due 01/15/2020	3,184	3,347
1.375% due 02/15/2044 (k)	2,038	2,317
1.750% due 01/15/2028	5,100	5,789

2.375% due 01/15/2025		8,943	10,524
2.375% due 01/15/2027		4,945	5,933
2.500% due 01/15/2029 (k)		5,861	7,297
U.S. Treasury Strips
0.000% due 11/15/2023		33,500	27,467
0.000% due 05/15/2026		28,100	21,264

			363,243

Total United States (Cost $1,373,569)			1,395,083

SHORT-TERM INSTRUMENTS 5.5%
CERTIFICATES OF DEPOSIT 0.7%
Intesa Sanpaolo SpA
1.610% due 04/11/2016		$28,300	28,359
1.650% due 04/07/2015		9,000	9,017
Itau Unibanco Holding S.A.
1.190% due 06/26/2015		14,000	14,000

			51,376

COMMERCIAL PAPER 0.2%
Greensill Capital SCF S.A.
5.830% due 03/04/2015 (e)		12,800	12,678

REPURCHASE AGREEMENTS (f) 0.1%			4,380

GREECE TREASURY BILLS 0.3%
2.046% due 02/06/2015	EUR	21,600	26,086

MEXICO TREASURY BILLS 4.0%
3.095% due 02/05/2015 - 05/14/2015 (b)	MXN	4,670,341	314,284

SLOVENIA TREASURY BILLS 0.1%
1.470% due 02/12/2015	EUR	6,200	7,490

U.S. TREASURY BILLS 0.1%
0.049% due 03/19/2015 - 05/28/2015 (b)(g)(i)(k)		$7,389	7,388

Total Short-Term Instruments (Cost $437,522)			423,682

Total Investments in Securities (Cost $8,652,702)			8,523,118

	SHARES
INVESTMENTS IN AFFILIATES 1.9%
SHORT-TERM INSTRUMENTS 1.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio		1,362	14
PIMCO Short-Term Floating NAV Portfolio III		15,310,679	151,759

Total Short-Term Instruments (Cost $151,906)			151,773

Total Investments in Affiliates (Cost $151,906)			151,773

Total Investments 110.0% (Cost $8,804,608)			$8,674,891
Financial Derivative Instruments (h)(j) 2.1% (Cost or Premiums, net $(41,522))			167,760
Other Assets and Liabilities, net (12.1%)			(955,651)

Net Assets 100.0%			$7,887,000

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Greensill Capital SCF S.A.	5.830%	03/04/2015	09/03/2014	$12,679	$12,678	0.16%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$4,380	Fannie Mae 2.260% due 10/17/2022	$(4,472)	$4,380	$4,380

Total Repurchase Agreements						$(4,472)	$4,380	$4,380

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
CFR	3.000%	12/10/2014	12/10/2016	NZD	(1,062)	$(830)

Total Reverse Repurchase Agreements						$(830)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.020%	10/16/2014	01/16/2015	EUR	(81,493)	$(98,657)
	0.050%	10/16/2014	01/16/2015		(171,045)	(206,405)
	0.699%	11/13/2014	02/12/2015	GBP	(16,241)	(25,415)
	0.709%	11/13/2014	02/12/2015		(44,665)	(68,873)
	0.711%	11/13/2014	02/12/2015		(73,677)	(113,422)
	0.712%	11/13/2014	02/12/2015		(10,436)	(16,054)

Total Sale-Buyback Transactions						$(528,826)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $548,751 at a weighted average interest rate of 0.278%.

(3)	Payable for sale-buyback transactions includes $889 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	01/01/2045	$100	$(103)	$(104)
Fannie Mae	3.500%	02/01/2045	78,000	(80,845)	(81,063)
Fannie Mae	4.000%	01/01/2045	76,000	(80,422)	(81,091)
Fannie Mae	4.000%	02/01/2045	171,000	(181,690)	(181,987)
Fannie Mae	4.000%	03/12/2045	15,000	(15,919)	(15,919)
Fannie Mae	4.500%	01/01/2045	456,600	(494,599)	(495,598)

Total Short Sales				$(853,578)	$(855,762)

(g)	Securities with an aggregate market value of $556,093 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2015	524	$(318)	$0	$(66)
Australia Government 3-Year Bond March Futures	Long	03/2015	697	167	175	0
Australia Government 10-Year Bond March Futures	Long	03/2015	937	1,185	844	0
Call Options Strike @ EUR 152.500 on Euro-Bund 10-Year Bond March Futures	Long	02/2015	1,032	2,771	50	0
Call Options Strike @ EUR 153.500 on Euro-Bund 10-Year Bond March Futures	Short	02/2015	1,032	(2,236)	0	(25)
Call Options Strike @ EUR 155.000 on Euro-Bund 10-Year Bond March Futures	Short	02/2015	1,032	(1,393)	0	0
Canada Government 10-Year Bond March Futures	Short	03/2015	2,053	262	0	(1,078)
Euro-Bobl March Futures	Long	03/2015	196	174	2	0
Euro-Bund 10-Year Bond March Futures	Long	03/2015	4,320	10,900	261	0
Euro-Buxl 30-Year Bond March Futures	Long	03/2015	75	(13)	0	(31)
Euro-OAT France Government 10-Year Bond March Futures	Long	03/2015	115	289	13	0
U.S. Treasury 5-Year Note March Futures	Short	03/2015	987	(117)	0	(154)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	218	31	48	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2015	53	(207)	0	(15)
U.S. Treasury Ultra Long-Term Bond March Futures	Short	03/2015	33	(273)	0	(11)
United Kingdom Long Gilt March Futures	Long	03/2015	909	3,680	810	(10)

Total Futures Contracts				$14,902	$2,203	$(1,390)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Senior 22 5-Year Index	(1.000%	)	12/20/2019	EUR	35,800	$(701)	$(120)	$77	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month PLN-WIBOR	2.250%	03/18/2025	PLN	26,000	$19	$81	$0	$(2)
Pay	3-Month PLN-WIBOR	2.250%	06/17/2025		26,200	10	67	0	(1)
Receive	3-Month USD-LIBOR	1.250%	03/18/2017		$171,800	(636)	(464)	0	(3)
Receive	3-Month USD-LIBOR	0.800%	09/25/2017		2,491,700	35,117	1,075	47	0
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		95,950	1,303	(692)	0	(97)
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		255,600	2,896	17,184	210	0
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		77,000	(5,090)	(4,578)	0	(84)
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		36,700	2,678	2,874	19	0
Receive	3-Month USD-LIBOR	3.500%	12/17/2034		1,600	(229)	(93)	0	(3)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		1,000	(170)	(244)	0	(2)
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		17,500	3,025	1,446	28	0
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2019	AUD	176,600	3,866	3,225	752	0
Pay	6-Month AUD-BBR-BBSW	3.000%	06/17/2020		79,800	823	487	379	0
Receive	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		15,400	(1,211)	(1,359)	0	(97)
Pay	6-Month EUR-EURIBOR	1.250%	03/18/2025	EUR	32,700	1,571	423	44	0
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		207,600	(33,471)	(28,054)	0	(817)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	279,000	(4,897)	(5,139)	0	(106)
Receive	6-Month GBP-LIBOR	1.500%	12/17/2016		275,400	(4,989)	(3,497)	0	(114)
Receive	6-Month GBP-LIBOR	1.500%	03/18/2017		29,800	(455)	(517)	0	(14)
Receive	6-Month GBP-LIBOR	2.250%	12/17/2019		100,900	(6,239)	(5,990)	0	(255)
Pay	6-Month GBP-LIBOR	2.750%	03/18/2025		179,500	22,664	8,482	1,385	0
Receive	6-Month GBP-LIBOR	3.000%	09/16/2045		9,400	(2,411)	(2,043)	0	(241)
Receive	6-Month JPY-LIBOR	0.500%	09/17/2021	JPY	35,820,000	(3,994)	(1,229)	0	(73)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033		2,120,000	1,348	(73)	0	(76)
Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	185,000	(17)	(18)	2	0
Pay	28-Day MXN-TIIE	4.310%	09/06/2016		2,380,700	(224)	173	28	0
Pay	28-Day MXN-TIIE	5.010%	10/10/2019		1,223,700	(1,081)	(419)	186	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		322,600	(138)	(61)	87	0
Pay	28-Day MXN-TIIE	5.620%	11/09/2021		232,000	(122)	(122)	64	0
Pay	28-Day MXN-TIIE	5.560%	11/11/2021		68,000	(54)	(53)	19	0
Pay	28-Day MXN-TIIE	6.600%	05/21/2029		11,700	5	4	6	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		120,900	144	(19)	60	0

						$10,041	$(19,143)	$3,316	$(1,985)

Total Swap Agreements						$9,340	$(19,263)	$3,393	$(1,985)

(i)	Securities with an aggregate market value of $73,286 and cash of $6,548 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2015		$246,340	AUD	301,711	$0	$(23)
	02/2015	AUD	301,711		$245,819	22	0
BOA	01/2015	BRL	777,301		292,638	222	0
	01/2015	GBP	1,630		2,555	15	0
	01/2015	ILS	55,154		14,717	577	0
	01/2015	JPY	75,563,551		639,307	8,454	0
	01/2015	PLN	101,441		29,966	1,348	0
	01/2015	SEK	358,445		48,258	2,277	0
	01/2015		$296,064	BRL	777,301	193	(3,840)
	01/2015		148,224	EUR	119,354	0	(3,799)
	01/2015		447,854	GBP	286,654	0	(1,074)
	01/2015		1,764	NZD	2,293	25	0
	02/2015	EUR	4,400		$5,487	161	0
	02/2015	GBP	286,654		447,746	1,068	0
	02/2015	MYR	169,332		51,700	3,568	0
	02/2015		$11,220	INR	702,290	0	(216)
	04/2015	BRL	239,325		$89,280	1,420	0
	07/2015		398,974		144,268	1,534	0
	09/2015		$1,350	CNY	8,289	0	(32)
	07/2017	BRL	164,400		$56,649	7,205	0
BPS	01/2015		330,576		124,860	499	0
	01/2015	EUR	38,915		48,113	1,024	0
	01/2015	GBP	16,804		26,267	77	0
	01/2015		$127,235	BRL	330,576	0	(2,874)
	01/2015		1,505	CAD	1,718	0	(26)
	01/2015		422,327	EUR	346,089	0	(3,541)
	01/2015		3,687	GBP	2,353	0	(19)
	01/2015		48,439	ILS	187,787	0	(295)
	02/2015	EUR	326,089		$397,564	2,857	0
	02/2015	JPY	103,247,226		857,607	0	(4,570)
	02/2015	MXN	2,921,821		206,155	8,649	0
	02/2015	MYR	28,653		8,700	555	0
	02/2015		$12,300	INR	768,135	0	(264)
	07/2017	BRL	90,500		$31,078	3,860	0
BRC	01/2015	DKK	128,250		21,858	1,019	0
	01/2015	PLN	110,817		32,652	1,389	0
	01/2015		$5,320	ILS	20,209	0	(139)
	01/2015		1,306	RUB	69,049	0	(167)
	02/2015	MXN	260,824		$19,234	1,589	0
	02/2015	MYR	28,653		8,700	555	0
	02/2015	TWD	44,928		1,478	57	0
	02/2015		$15,971	BRL	41,311	0	(551)
	02/2015		5,040	INR	315,479	0	(97)
	02/2015		44,405	MXN	604,941	0	(3,479)
	04/2015	BRL	53,305		$22,025	2,456	0
	09/2015		$4,119	CNY	25,039	0	(137)
CBK	01/2015	BRL	358,524		$151,053	16,179	0
	01/2015	EUR	1,222,438		1,525,548	46,337	0
	01/2015	PLN	58,511		17,176	669	0
	01/2015	RUB	10,077		150	0	(16)
	01/2015	SGD	142,543		110,038	2,499	0
	01/2015		$135,342	BRL	358,524	0	(467)
	01/2015		1,389,470	EUR	1,138,499	0	(11,829)
	01/2015		117,566	INR	7,321,985	0	(2,001)
	02/2015	EUR	1,121,747		$1,369,042	11,252	0
	02/2015	MYR	50,085		15,256	1,019	0
	02/2015		$8,410	INR	526,550	0	(159)
	02/2015		133,678	MXN	1,871,265	0	(7,083)
	02/2015		149	RUB	10,077	20	0
	05/2015	MXN	1,942,178		$131,643	1,058	0
	09/2015		$16,146	CNY	97,612	0	(620)
DUB	01/2015	BRL	84,699		$32,106	243	0
	01/2015		$31,887	BRL	84,699	0	(24)
	01/2015		1,177	EUR	959	0	(16)
	01/2015		1,388	GBP	887	0	(6)
	01/2015		26,550	ILS	100,615	0	(755)
	02/2015	BRL	62,954		$23,467	0	(31)
	02/2015	INR	1,407,644		22,354	298	0
FBF	01/2015	BRL	132,559		56,194	6,326	0
	01/2015	GBP	69,290		108,675	680	0
	01/2015		$49,906	BRL	132,559	0	(38)
	02/2015	INR	1,232,596		$19,593	279	0
GLM	01/2015	CHF	484		502	15	0
	01/2015	EUR	1,564,750		1,953,746	60,319	0
	01/2015	GBP	69,290		108,658	663	0
	01/2015	ILS	54,811		14,625	573	0
	01/2015	JPY	10,789,700		91,195	1,116	0
	01/2015	PLN	98,427		29,299	1,531	0
	01/2015		$4,839	AUD	5,747	0	(147)
	01/2015		1,172	CAD	1,361	0	(1)
	01/2015		39,155	EUR	31,826	0	(644)
	01/2015		5,600	GBP	3,571	0	(34)
	01/2015		3,000	JPY	358,760	0	(5)
	02/2015	MXN	762,251		$57,041	5,473	0
	02/2015	MYR	101,535		30,810	1,949	0
	02/2015		$17,995	MXN	243,651	0	(1,512)
HUS	01/2015	AUD	347,665		$296,166	12,332	0
	01/2015	BRL	148,073		61,253	5,549	0
	01/2015	CAD	184,594		161,753	2,878	0
	01/2015	GBP	138,580		217,461	1,471	0
	01/2015	ILS	214,101		56,813	1,923	0
	01/2015	NZD	35,875		27,989	5	0
	01/2015		$24,095	AUD	29,192	0	(263)
	01/2015		55,746	BRL	148,073	0	(42)
	01/2015		1,671	GBP	1,064	0	(13)
	01/2015		145	PLN	505	0	(2)
	01/2015		77,852	SGD	102,080	0	(840)
	01/2015	ZAR	44,012		$3,894	105	0
	02/2015	BRL	17,996		6,705	0	(12)
	02/2015	JPY	56,193,981		466,906	0	(2,348)
	02/2015	MXN	318,042		23,331	1,814	0
	02/2015		$5,800	INR	363,196	0	(109)
	04/2015	MXN	204,422		$14,110	328	0
JPM	01/2015	BRL	446,460		187,404	19,448	0
	01/2015	INR	173,896		2,798	53	0
	01/2015	JPY	28,102,900		235,524	1,794	(891)
	01/2015	RUB	6,377		95	0	(10)
	01/2015	SGD	9,267		7,042	51	0
	01/2015		$1,440	AUD	1,759	0	(4)
	01/2015		169,302	BRL	446,460	116	(1,462)
	01/2015		130,851	EUR	105,556	0	(3,123)
	01/2015		1,670	GBP	1,064	0	(11)
	01/2015		3,990	ILS	15,158	0	(104)
	02/2015	HKD	16,927		$2,183	0	0
	02/2015	MXN	1,105,267		78,106	3,332	0
	02/2015	MYR	28,658		8,700	554	0
	02/2015		$18,207	MXN	266,617	0	(170)
	02/2015		94	RUB	6,377	13	0
	07/2015	BRL	120,990		$43,049	0	(235)
	09/2015		$3,907	CNY	23,610	0	(151)
MSB	01/2015	BRL	343,345		$134,939	6,258	(483)
	01/2015	JPY	7,923,700		68,120	1,968	0
	01/2015	RUB	11,633		167	0	(25)
	01/2015		$131,579	BRL	343,345	0	(2,415)
	01/2015		156,276	CAD	181,515	0	(50)
	01/2015		287,708	EUR	235,987	0	(2,152)
	01/2015		26,108	NZD	33,582	88	0
	01/2015		1,563	TRY	3,543	0	(55)
	02/2015	BRL	29,710		$11,087	0	(3)
	02/2015	CAD	181,515		156,177	48	0
	02/2015	EUR	235,987		287,797	2,153	0
	02/2015	MXN	1,066,189		75,405	3,275	0
	02/2015	NZD	33,582		26,034	0	(90)
	02/2015		$164	RUB	11,633	31	0
	04/2015		50,453	BRL	139,003	578	0
	07/2015	BRL	313,635		$114,161	1,957	0
	09/2015		$1,300	CNY	7,998	0	(28)
NGF	01/2015	BRL	17,042		$6,230	0	(181)
	01/2015		$6,416	BRL	17,042	0	(5)
RBC	01/2015	JPY	407,021		$3,453	55	0
	02/2015	MXN	383,339		29,011	3,077	0
SCX	02/2015		9,499		672	29	0
UAG	01/2015	BRL	88,527		36,060	2,893	(136)
	01/2015	JPY	56,132,951		476,138	7,504	0
	01/2015	PLN	307,985		91,717	4,829	0
	01/2015		$9,048	AUD	11,015	0	(56)
	01/2015		33,328	BRL	88,527	0	(25)
	01/2015		1,034,067	EUR	847,832	0	(8,147)
	01/2015		125,138	MYR	409,764	0	(8,180)
	01/2015		37,465	SGD	49,202	0	(345)
	02/2015	CNY	164,195		$26,586	0	(70)
	02/2015	EUR	847,832		1,034,384	8,147	0
	02/2015	JPY	19,119,857		158,861	0	(802)
	02/2015	MYR	228,605		67,936	2,956	0
	02/2015		$981	MXN	14,457	0	(3)
	02/2015		70,563	MYR	231,284	0	(4,821)
	03/2015	CHF	119,080		$123,542	3,613	0
	06/2015	CNY	2,079		335	2	0

Total Forward Foreign Currency Contracts						$312,400	$(88,393)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC USD versus JPY	JPY	114.000	02/03/2015	$65,400	$1,233	$3,240
FBF	Call - OTC USD versus JPY		114.000	02/03/2015	62,500	1,228	3,097

						$2,461	$6,337

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		$37,000	$2,984	$354
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		19,100	1,581	182
GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	11/26/2015	EUR	139,100	2,279	3,909

								$6,844	$4,445

Total Purchased Options								$9,305	$10,782

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	03/18/2015		$64,100	$(140)	$(46)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015	EU	R 4,400	(3)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		4,400	(9)	(4)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		15,000	(29)	(18)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		15,000	(25)	(2)
BRC	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		53,100	(37)	(38)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.950%	03/18/2015		53,100	(63)	(60)
CBK	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		27,800	(48)	(33)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		17,200	(34)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		10,600	(25)	(1)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		7,400	(6)	(7)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		7,400	(15)	(7)
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		13,800	(17)	(16)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		13,800	(38)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.100%	01/21/2015		10,300	(26)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.200%	01/21/2015		20,200	(50)	0
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		14,300	(20)	(17)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		14,300	(40)	(1)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		3,800	(3)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		3,800	(8)	(4)

							$(636)	$(265)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$22,700	$(633)	$(1,459)
	Put - OTC USD versus JPY	JPY	93.000	09/08/2016	64,600	(1,167)	(377)
	Put - OTC USD versus JPY		80.000	02/18/2019	46,500	(2,568)	(655)
	Put - OTC USD versus JPY		80.000	02/28/2019	26,500	(1,304)	(379)
BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	34,700	(868)	(1,689)
	Call - OTC USD versus MXN	MXN	15.450	03/17/2015	33,700	(329)	(259)
BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	23,700	(565)	(51)
	Put - OTC USD versus JPY		94.750	04/21/2016	31,000	(930)	(133)
	Put - OTC USD versus JPY		97.000	09/08/2016	61,700	(1,377)	(529)
CBK	Call - OTC USD versus BRL	BRL	2.600	03/11/2015	22,500	(403)	(1,064)
	Call - OTC USD versus BRL		2.740	06/08/2015	32,500	(731)	(1,421)
	Call - OTC USD versus JPY	JPY	116.000	02/03/2015	65,400	(789)	(2,275)
	Call - OTC USD versus JPY		118.000	02/03/2015	65,400	(503)	(1,447)
	Put - OTC USD versus JPY		93.000	04/21/2016	15,900	(382)	(57)
	Put - OTC USD versus JPY		95.000	09/08/2016	101,500	(2,235)	(717)
	Put - OTC USD versus JPY		96.000	09/08/2016	29,000	(687)	(226)
DUB	Put - OTC USD versus JPY		92.000	05/19/2016	34,500	(807)	(124)
FBF	Call - OTC USD versus JPY		116.000	02/03/2015	62,500	(782)	(2,175)
	Call - OTC USD versus JPY		118.000	02/03/2015	62,500	(496)	(1,383)
GLM	Call - OTC USD versus BRL	BRL	2.650	05/29/2015	12,600	(372)	(744)
	Call - OTC USD versus BRL		2.710	06/02/2015	17,900	(542)	(853)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	28,800	(650)	(62)
JPM	Put - OTC USD versus JPY		91.000	02/18/2016	62,045	(1,572)	(134)
MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015	10,900	(325)	(668)
	Call - OTC USD versus MXN	MXN	15.450	03/17/2015	39,800	(404)	(306)
UAG	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	35,200	(962)	(2,305)

						$(22,383)	$(21,492)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	TBD	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	$6,400	$(83)	$(2)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$156,000	$(2,964)	$(1,050)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		80,200	(1,512)	(540)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.650%	01/22/2015	GBP	49,600	(334)	(787)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.000%	01/22/2015		49,600	(303)	(1)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.564%	11/26/2015	EUR	55,700	(2,281)	(4,495)
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.650%	01/20/2015	GBP	54,300	(369)	(853)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.000%	01/20/2015		54,300	(399)	(1)

								$(8,162)	$(7,727)

Total Written Options								$(31,264)	$(29,486)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Agrium, Inc.	(1.250%	)	03/20/2019	0.557%	$4,000	$0	$(116)	$0	$(116)
CBK	Navient Corp.	(5.000%	)	06/20/2015	0.508%	9,400	(288)	74	0	(214)
DUB	Cardinal Health, Inc.	(0.610%	)	06/20/2017	0.097%	1,600	11	(32)	0	(21)
	Cardinal Health, Inc.	(0.590%	)	06/20/2017	0.097%	1,600	0	(20)	0	(20)

							$(277)	$(94)	$0	$(371)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.681%		$300	$(11)	$3	$0	$(8)
	Brazil Government International Bond	1.000%	09/20/2019	1.862%		100	(3)	(1)	0	(4)
	Italy Government International Bond	1.000%	06/20/2019	1.114%		1,200	(26)	20	0	(6)
BPS	Italy Government International Bond	1.000%	09/20/2019	1.155%		4,900	8	(41)	0	(33)
BRC	Italy Government International Bond	1.000%	09/20/2019	1.155%		3,900	8	(33)	0	(25)
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.681%		5,100	(212)	75	0	(137)
	Italy Government International Bond	1.000%	03/20/2019	1.069%		6,000	(115)	100	0	(15)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		9,200	22	(83)	0	(61)
DUB	Brazil Government International Bond	1.000%	03/20/2019	1.681%		20,900	(831)	268	0	(563)
	Italy Government International Bond	1.000%	03/20/2019	1.069%		75,800	(1,562)	1,375	0	(187)
	Italy Government International Bond	1.000%	06/20/2019	1.114%		12,000	(122)	67	0	(55)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		8,000	16	(69)	0	(53)
GST	Brazil Government International Bond	1.000%	03/20/2019	1.681%		13,100	(589)	236	0	(353)
	Greece Government International Bond	1.000%	09/20/2015	13.930%	EUR	7,800	(336)	(481)	0	(817)
	Greece Government International Bond	1.000%	12/20/2015	16.350%		2,700	(131)	(306)	0	(437)
	Greece Government International Bond	1.000%	09/20/2015	17.097%		$27,000	(852)	(2,002)	0	(2,854)
	Greece Government International Bond	1.000%	12/20/2015	18.551%		4,500	(332)	(329)	0	(661)
HUS	Brazil Government International Bond	1.000%	09/20/2019	1.862%		4,600	(132)	(42)	0	(174)
	Italy Government International Bond	1.000%	03/20/2019	1.069%		24,600	(473)	412	0	(61)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.681%		5,100	(243)	105	0	(138)
MYC	Brazil Government International Bond	1.000%	03/20/2019	1.681%		8,200	(349)	127	0	(222)
	Brazil Government International Bond	1.000%	09/20/2019	1.862%		17,400	(505)	(154)	0	(659)
	Italy Government International Bond	1.000%	03/20/2019	1.069%		6,400	(123)	107	0	(16)

							$(6,893)	$(646)	$0	$(7,539)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020	EUR	74,600		$92,355	$19	$(1,886)	$0	$(1,867)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		136,900		180,527	(10,545)	(3,926)	0	(14,471)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		79,200		104,439	(5,740)	(2,632)	0	(8,372)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		30,700		37,822	5	(589)	0	(584)
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		159,100		197,149	175	(4,340)	0	(4,165)
FBF	Floating rate equal to 3-Month CHF-LIBOR less 0.23% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2017	CHF	54,800		56,524	35	(1,341)	0	(1,306)
GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020	EUR	157,300		194,737	39	(3,977)	0	(3,938)
JPM	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month JPY-LIBOR less 0.483% based on the notional amount of currency delivered	02/10/2016		$11,220	JPY	920,000	(3)	3,567	3,564	0
UAG	Floating rate equal to 3-Month CHF-LIBOR less 0.210% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	34,300		$35,551	1,112	(2,093)	0	(981)
	Floating rate equal to 3-Month CHF-LIBOR less 0.225% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016		51,480		53,358	1, 711	(3,200)	0	(1,489)
	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016		33,300		34,515	1,001	(1,967)	0	(966)

								$(12,191)	$(22,384)	$3,564	$(38,139)

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year BRL-CDI	11.000%	01/04/2021	BRL	181,200	$9	$2,164	$2,173	$0
BPS	Receive	1-Year BRL-CDI	11.500%	01/04/2021		207,400	(1,286)	2,469	1,183	0
	Receive	1-Year BRL-CDI	12.230%	01/04/2021		137,200	29	(557)	0	(528)
DUB	Receive	1-Year BRL-CDI	11.500%	01/04/2021		102,300	47	537	584	0
	Receive	1-Year BRL-CDI	12.230%	01/04/2021		169,500	207	(858)	0	(651)
FBF	Pay	28-Day MXN-TIIE	4.620%	09/23/2016	MXN	900,000	0	83	83	0
HUS	Receive	1-Year BRL-CDI	11.500%	01/04/2021	BRL	12,900	134	(60)	74	0
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029	MXN	56,200	274	74	348	0
	Pay	28-Day MXN-TIIE	6.600%	05/21/2029		29,900	(9)	20	11	0
UAG	Receive	1-Year BRL-CDI	11.000%	01/04/2021	BRL	67,100	37	768	805	0
	Receive	1-Year BRL-CDI	12.230%	01/04/2021		42,000	38	(199)	0	(161)
	Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	8,676,200	509	(1,189)	0	(680)
	Pay	28-Day MXN-TIIE	5.010%	10/10/2019		473,200	(264)	(162)	0	(426)
	Pay	28-Day MXN-TIIE	5.630%	10/11/2021		199,300	73	(167)	0	(94)

							$(202)	$2,923	$5,261	$(2,540)

Total Swap Agreements							$(19,563)	$(20,201)	$8,825	$(48,589)

(k)	Securities with an aggregate market value of $7,566 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$77,448	$0	$77,448
Mortgage-Backed Securities	0	11,886	0	11,886
Sovereign Issues	0	59,927	0	59,927
Belgium
Sovereign Issues	0	5,022	0	5,022
Brazil
Corporate Bonds & Notes	0	43,629	0	43,629
Sovereign Issues	0	290,838	0	290,838
Canada
Corporate Bonds & Notes	0	9,724	0	9,724
Sovereign Issues	0	156,805	0	156,805
Cayman Islands
Asset-Backed Securities	0	76,844	0	76,844
China
Corporate Bonds & Notes	0	28,001	0	28,001
Sovereign Issues	0	2,674	0	2,674
Denmark
Corporate Bonds & Notes	0	20,546	0	20,546
France
Asset-Backed Securities	0	47	0	47
Corporate Bonds & Notes	0	43,256	0	43,256
Sovereign Issues	0	804,301	0	804,301
Germany
Corporate Bonds & Notes	0	80,837	0	80,837
Sovereign Issues	0	70,973	0	70,973
Greece
Corporate Bonds & Notes	0	7,321	0	7,321
Guernsey, Channel Islands
Corporate Bonds & Notes	0	25,375	0	25,375
Ireland
Asset-Backed Securities	0	2,751	0	2,751
Corporate Bonds & Notes	0	50,186	0	50,186
Mortgage-Backed Securities	0	595	0	595
Italy
Asset-Backed Securities	0	8,056	0	8,056
Corporate Bonds & Notes	0	55,982	0	55,982
Mortgage-Backed Securities	0	43,162	0	43,162
Sovereign Issues	0	1,003,078	0	1,003,078
Japan
Sovereign Issues	0	1,360,414	0	1,360,414
Luxembourg
Asset-Backed Securities	0	3,258	0	3,258
Mexico
Sovereign Issues	0	76,761	0	76,761
Netherlands
Asset-Backed Securities	0	4,871	0	4,871
Corporate Bonds & Notes	0	29,525	0	29,525
Mortgage-Backed Securities	0	1,311	0	1,311
Norway
Corporate Bonds & Notes	0	26,683	0	26,683
Poland
Sovereign Issues	0	192,426	0	192,426
Portugal
Corporate Bonds & Notes	0	35,528	0	35,528
Slovenia
Sovereign Issues	0	180,712	0	180,712
Spain
Corporate Bonds & Notes	0	12,229	0	12,229
Sovereign Issues	0	912,020	0	912,020
Supranational
Corporate Bonds & Notes	0	85,746	0	85,746
Sweden
Corporate Bonds & Notes	0	32,122	0	32,122
Sovereign Issues	0	14,300	0	14,300
United Kingdom
Bank Loan Obligations	0	12,017	0	12,017
Corporate Bonds & Notes	0	36,492	0	36,492
Mortgage-Backed Securities	0	214,745	0	214,745
Sovereign Issues	0	493,929	0	493,929
United States
Asset-Backed Securities	0	53,970	0	53,970
Bank Loan Obligations	0	3,459	0	3,459
Corporate Bonds & Notes	0	66,153	5,904	72,057
Mortgage-Backed Securities	0	291,791	0	291,791
Municipal Bonds & Notes	0	15,607	0	15,607
Preferred Securities	1,928	0	0	1,928
U.S. Government Agencies	0	593,028	0	593,028
U.S. Treasury Obligations	0	363,243	0	363,243
Short-Term Instruments
Certificates of Deposit	0	51,376	0	51,376
Commercial Paper	0	12,678	0	12,678
Repurchase Agreements	0	4,380	0	4,380
Greece Treasury Bills	0	26,086	0	26,086
Mexico Treasury Bills	0	314,284	0	314,284
Slovenia Treasury Bills	0	7,490	0	7,490
U.S. Treasury Bills	0	7,388	0	7,388
	$1,928	$8,515,286	$5,904	$8,523,118

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$151,773	$0	$0	$151,773

Total Investments	$153,701	$8,515,286	$5,904	$8,674,891

Short Sales, at Value - Liabilities

U.S. Government Agencies	$0	$(855,762)	$0	$(855,762)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,203	3,393	0	5,596

Over the counter	0	332,007	0	332,007
	$2,203	$335,400	$0	$337,603

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,390)	(1,985)	0	(3,375)

Over the counter	0	(166,468)	0	(166,468)

	$(1,390)	$(168,453)	$0	$(169,843)

Totals	$154,514	$7,826,471	$5,904	$7,986,889

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (Unhedged)

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.5%
AUSTRALIA 2.1%
MORTGAGE-BACKED SECURITIES 0.4%
Puma Finance Pty. Ltd.
0.371% due 02/21/2038		$1,051	$1,045
3.055% due 08/22/2037	AUD	1,901	1,550
3.533% due 05/13/2045		6,536	5,348
Superannuation Members Home Loan Securitisation Fund
4.115% due 09/09/2041		133	110

			8,053

SOVEREIGN ISSUES 1.7%
New South Wales Treasury Corp.
2.750% due 11/20/2025		15,117	14,711
4.000% due 05/20/2026		3,400	2,972
6.000% due 02/01/2018		3,300	2,986
6.000% due 03/01/2022		11,000	10,850
Queensland Treasury Corp.
4.250% due 07/21/2023		7,200	6,423

			37,942

Total Australia (Cost $50,375)			45,995

BRAZIL 3.5%
CORPORATE BONDS & NOTES 0.7%
Petrobras Global Finance BV
2.603% due 03/17/2017		$5,200	4,813
3.250% due 03/17/2017		9,900	9,355
Petrobras International Finance Co. S.A.
7.875% due 03/15/2019		1,300	1,375

			15,543

SOVEREIGN ISSUES 2.8%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		900	889
5.750% due 09/26/2023		1,000	1,032
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	3,000	885
0.000% due 07/01/2017		68,600	19,077
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		122,200	40,265

			62,148

Total Brazil (Cost $91,730)			77,691

CANADA 4.5%
CORPORATE BONDS & NOTES 0.7%
Caisse Centrale Desjardins
2.550% due 03/24/2016		$4,700	4,804
National Bank of Canada
2.200% due 10/19/2016		10,300	10,535

			15,339

SOVEREIGN ISSUES 3.8%
Canada Government International Bond
1.500% due 12/01/2044 (c)	CAD	218	231
Province of British Columbia
4.300% due 06/18/2042		3,100	3,230
Province of Ontario
2.100% due 09/08/2018		9,300	8,166
2.450% due 06/29/2022		$6,600	6,582
3.150% due 06/02/2022	CAD	25,100	22,853
3.450% due 06/02/2045		10,200	9,088
3.500% due 06/02/2024		16,400	15,170
Province of Quebec
3.500% due 12/01/2022		5,000	4,642
4.250% due 12/01/2021		10,000	9,728
5.000% due 12/01/2038		3,200	3,506
5.000% due 12/01/2041		100	111

			83,307

Total Canada (Cost $103,558)			98,646

CAYMAN ISLANDS 0.9%
ASSET-BACKED SECURITIES 0.8%
BlackRock Senior Income
0.471% due 04/20/2019		$673	667
Galaxy CLO Ltd.
0.474% due 04/25/2019		549	548
Hillmark Funding Ltd.
0.481% due 05/21/2021		6,335	6,272
Neuberger Berman CLO Ltd.
1.384% due 07/25/2023		6,300	6,297
Stone Tower CLO Ltd.
0.458% due 04/17/2021		556	549
Symphony CLO LP
1.335% due 01/09/2023		3,000	2,985

			17,318

CORPORATE BONDS & NOTES 0.1%
Baidu, Inc.
2.750% due 06/09/2019		1,600	1,596

Total Cayman Islands (Cost $18,684)			18,914

DENMARK 0.5%
CORPORATE BONDS & NOTES 0.0%
Realkredit Danmark A/S
1.300% due 01/01/2038	DKK	37	6

SOVEREIGN ISSUES 0.5%
Denmark Government Bond
3.000% due 11/15/2021		59,100	11,354

Total Denmark (Cost $10,888)			11,360

FRANCE 5.2%
CORPORATE BONDS & NOTES 0.8%
Banque PSA Finance S.A.
4.250% due 02/25/2016	EUR	1,900	2,385
BPCE S.A.
0.873% due 06/17/2017		$11,600	11,626
1.357% due 03/06/2017	GBP	1,600	2,510
Dexia Credit Local S.A.
2.000% due 01/22/2021	EUR	900	1,181

			17,702

SOVEREIGN ISSUES 4.4%
France Government Bond
1.000% due 05/25/2018 (g)		22,200	27,768
3.250% due 05/25/2045 (g)		17,700	28,098
4.000% due 10/25/2038 (g)		11,200	19,458
4.500% due 04/25/2041 (g)		8,600	16,319
4.750% due 04/25/2035		2,700	5,035

			96,678

Total France (Cost $105,959)			114,380

GERMANY 2.0%
CORPORATE BONDS & NOTES 0.8%
KFW
6.250% due 05/19/2021	AUD	19,000	18,343

SOVEREIGN ISSUES 1.2%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	5,596	7,077
0.750% due 04/15/2018 (c)		14,785	18,384

			25,461

Total Germany (Cost $49,787)			43,804

GREECE 0.5%
CORPORATE BONDS & NOTES 0.5%
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	8,650	10,733

Total Greece (Cost $11,935)			10,733

IRELAND 0.7%
ASSET-BACKED SECURITIES 0.0%
Magi Funding PLC
0.429% due 04/11/2021	EUR	1,059	1,276

CORPORATE BONDS & NOTES 0.6%
Depfa ACS Bank
3.875% due 11/14/2016		600	775
4.375% due 01/15/2015		4,100	4,967
5.125% due 03/16/2037		$4,400	5,537
German Postal Pensions Securitisation PLC
4.375% due 01/18/2022	EUR	1,000	1,527

			12,806

MORTGAGE-BACKED SECURITIES 0.1%
Emerald Mortgages PLC
0.262% due 07/15/2048		1,308	1,488

Total Ireland (Cost $15,158)			15,570

ITALY 12.5%
CORPORATE BONDS & NOTES 0.7%
Banco Popolare SC
3.500% due 03/14/2019	EUR	5,900	7,447
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$6,500	6,606
3.625% due 08/12/2015		1,200	1,216

			15,269

MORTGAGE-BACKED SECURITIES 0.0%
Giovecca Mortgages SRL
0.682% due 04/23/2048	EUR	789	955

SOVEREIGN ISSUES 11.8%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (c)		5,692	7,141
3.750% due 09/01/2024 (g)		99,400	140,397
4.500% due 05/01/2023		14,100	20,805
4.500% due 03/01/2024		11,400	16,982
4.750% due 08/01/2023		600	902
4.750% due 09/01/2028		7,700	11,785
4.750% due 09/01/2044		23,900	37,493
5.500% due 09/01/2022		5,000	7,774
5.500% due 11/01/2022		9,900	15,411

			258,690

Total Italy (Cost $277,961)			274,914

JAPAN 20.1%
SOVEREIGN ISSUES 20.1%
Japan Government International Bond
1.400% due 09/20/2034	JPY	31,720,000	281,318
1.600% due 03/20/2033		9,722,000	90,361
1.700% due 09/20/2032		2,690,000	25,455
1.700% due 09/20/2044		4,720,000	43,637

Total Japan (Cost $449,931)			440,771

LUXEMBOURG 0.4%
ASSET-BACKED SECURITIES 0.1%
Penta CLO S.A.
0.398% due 06/04/2024	EUR	1,813	2,174

CORPORATE BONDS & NOTES 0.3%
Fiat Chrysler Finance Europe
6.875% due 02/13/2015		5,500	6,701

Total Luxembourg (Cost $9,451)			8,875

MEXICO 2.2%
SOVEREIGN ISSUES 2.2%
Mexico Government International Bond
1.290% due 06/08/2015	JPY	5,500,000	46,100
10.000% due 12/05/2024	MXN	25,000	2,224

Total Mexico (Cost $72,653)			48,324

NETHERLANDS 0.8%
ASSET-BACKED SECURITIES 0.2%
Chapel BV
0.738% due 11/17/2064	EUR	720	827
Euro-Galaxy CLO BV
0.322% due 10/23/2021		3,212	3,872

			4,699

CORPORATE BONDS & NOTES 0.6%
Bank Nederlandse Gemeenten NV
1.375% due 03/19/2018		$10,000	9,994
GMAC International Finance BV
7.500% due 04/21/2015	EUR	2,000	2,459

			12,453

Total Netherlands (Cost $17,586)			17,152

NORWAY 1.2%
CORPORATE BONDS & NOTES 1.1%
DNB Boligkreditt A/S
2.900% due 03/29/2017		$10,000	10,268
Eksportfinans ASA
0.890% due 06/16/2015	JPY	300,000	2,503
1.570% due 02/14/2018		500,000	4,098
2.000% due 09/15/2015		$6,500	6,516
5.500% due 05/25/2016		1,200	1,257

			24,642

SOVEREIGN ISSUES 0.1%
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	1,900	1,664

Total Norway (Cost $28,031)			26,306

POLAND 2.7%
SOVEREIGN ISSUES 2.7%
Poland Government International Bond
3.250% due 07/25/2025	PLN	153,700	46,421
4.000% due 10/25/2023		39,300	12,509

Total Poland (Cost $61,248)			58,930

PORTUGAL 0.3%
CORPORATE BONDS & NOTES 0.3%
Novo Banco S.A.
3.375% due 02/17/2016	EUR	5,000	6,070

Total Portugal (Cost $6,775)			6,070

SLOVENIA 4.7%
SOVEREIGN ISSUES 4.7%
Slovenia Government International Bond
1.750% due 10/09/2017	EUR	1,000	1,251
3.000% due 04/08/2021		100	131
4.375% due 01/18/2021		3,600	5,039
4.700% due 11/01/2016		55,100	71,431
4.750% due 05/10/2018		$8,700	9,331
5.250% due 02/18/2024		8,600	9,492
5.500% due 10/26/2022		200	223
5.850% due 05/10/2023		4,600	5,224

Total Slovenia (Cost $108,702)			102,122

SOUTH AFRICA 0.0%
SOVEREIGN ISSUES 0.0%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	6,400	567
8.250% due 09/15/2017		100	9

Total South Africa (Cost $827)			576

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Korea Hydro & Nuclear Power Co. Ltd.
1.013% due 05/22/2017		$1,600	1,600

Total South Korea (Cost $1,601)			1,600

SPAIN 12.6%
CORPORATE BONDS & NOTES 0.5%
Cedulas Fondo de Titulizacion de Activos
4.250% due 04/10/2031	EUR	4,200	6,285
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$5,500	5,507

			11,792

SOVEREIGN ISSUES 12.1%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	2,000	2,694
Spain Government Bond
5.150% due 10/31/2044		10,600	18,360
Spain Government International Bond
2.750% due 10/31/2024 (g)		26,600	35,516
3.800% due 04/30/2024		33,100	47,948
4.100% due 07/30/2018		3,600	4,881
4.800% due 01/31/2024		1,800	2,790
5.400% due 01/31/2023 (g)		87,900	139,205
Xunta de Galicia
6.131% due 04/03/2018		7,150	10,155
6.964% due 12/28/2017		3,000	4,279

			265,828

Total Spain (Cost $276,648)			277,620

SUPRANATIONAL 2.2%
CORPORATE BONDS & NOTES 2.2%
African Development Bank
5.250% due 03/23/2022	AUD	4,100	3,761
Asian Development Bank
4.625% due 03/06/2019	NZD	13,000	10,358
European Bank for Reconstruction & Development
0.500% due 09/01/2023	AUD	2,200	1,350
European Investment Bank
0.500% due 06/21/2023		5,600	3,464
European Union
3.375% due 04/04/2032	EUR	17,900	28,793
3.500% due 06/04/2021		500	728

Total Supranational (Cost $44,764)			48,454

SWEDEN 1.4%
CORPORATE BONDS & NOTES 0.9%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	36,500	5,077
Stadshypotek AB
3.000% due 03/21/2018		41,000	5,697
4.250% due 10/10/2017	AUD	1,200	1,011
Sveriges Sakerstallda Obligationer AB
4.000% due 03/21/2018	SEK	17,000	2,424
Swedbank Hypotek AB
3.750% due 12/20/2017		40,700	5,731

			19,940

SOVEREIGN ISSUES 0.5%
Sweden Government International Bond
4.250% due 03/12/2019		68,000	10,225

Total Sweden (Cost $34,024)			30,165

THAILAND 0.0%
CORPORATE BONDS & NOTES 0.0%
Thai Oil PCL
3.625% due 01/23/2023		$900	888

Total Thailand (Cost $896)			888

UNITED KINGDOM 9.3%
BANK LOAN OBLIGATIONS 0.5%
Virgin Media Bristol LLC
3.500% due 06/07/2020		$10,700	10,540

CORPORATE BONDS & NOTES 1.0%
Barclays Bank PLC
2.250% due 05/10/2017		9,000	9,189
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	1,300	1,543
HBOS PLC
0.957% due 09/30/2016		$2,100	2,095
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		6,000	8,580
Royal Bank of Scotland PLC
3.555% due 02/17/2017	AUD	2,100	1,634

			23,041

MORTGAGE-BACKED SECURITIES 0.5%
Business Mortgage Finance PLC
2.555% due 02/15/2041	GBP	3,930	6,001
EuroMASTR PLC
0.760% due 06/15/2040		439	623
Granite Mortgages PLC
0.880% due 06/20/2044		271	422
Paragon Mortgages PLC
0.915% due 05/15/2041		567	844
Preferred Residential Securities PLC
1.310% due 12/15/2042		795	1,155
RMAC Securities PLC
0.390% due 06/12/2044		$371	352
Southern Pacific Financing PLC
1.157% due 12/10/2042	GBP	456	658

			10,055

SOVEREIGN ISSUES 7.3%
United Kingdom Gilt
2.750% due 09/07/2024 (g)		1,300	2,205
3.250% due 01/22/2044 (g)		59,700	107,294
3.500% due 01/22/2045 (g)		7,100	13,362
4.250% due 03/07/2036		1,500	3,066
4.250% due 12/07/2040 (g)		11,900	24,894
4.750% due 12/07/2030		2,000	4,208
4.750% due 12/07/2038		2,100	4,669

			159,698

Total United Kingdom (Cost $183,695)			203,334

UNITED STATES 25.4%
ASSET-BACKED SECURITIES 2.0%
ACE Securities Corp.
0.640% due 10/25/2035	$2,000	1,701
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.040% due 07/25/2034	713	636
Amortizing Residential Collateral Trust
0.750% due 07/25/2032	8	7
0.870% due 10/25/2031	3	3
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.975% due 02/25/2034	440	396
Bear Stearns Asset-Backed Securities Trust
0.420% due 08/25/2020 ^	476	358
0.570% due 09/25/2046	1,628	1,398
Carrington Mortgage Loan Trust
0.490% due 10/25/2035	14	14
CIT Group Home Equity Loan Trust
0.710% due 06/25/2033	36	34
Citigroup Mortgage Loan Trust, Inc.
0.230% due 07/25/2045	1,613	1,395
0.240% due 05/25/2037	187	144
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	104	107
6.681% due 12/01/2033	1	1
Countrywide Asset-Backed Certificates
0.350% due 08/25/2036	811	796
0.350% due 09/25/2036	112	109
0.510% due 12/25/2036 ^	135	92
0.650% due 12/25/2031	11	8
1.145% due 06/25/2035	500	494
Credit Suisse First Boston Mortgage Securities Corp.
0.775% due 01/25/2032	2	2
Credit-Based Asset Servicing and Securitization LLC
0.289% due 07/25/2037	251	166
Home Equity Asset Trust
0.755% due 11/25/2032	1	1
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	443	243
Lehman XS Trust
0.305% due 04/25/2037 ^	1,621	1,199
Merrill Lynch Mortgage Investors Trust
0.250% due 09/25/2037	208	80
0.290% due 02/25/2037	56	26
0.670% due 06/25/2036	863	797
Morgan Stanley ABS Capital, Inc. Trust
0.220% due 07/25/2036	122	73
1.115% due 06/25/2034	1,450	1,372
Morgan Stanley Home Equity Loan Trust
0.520% due 04/25/2037	1,854	1,223
Morgan Stanley Mortgage Loan Trust
0.530% due 04/25/2037	608	316
5.919% due 09/25/2046 ^	2,132	1,226
Navient Private Education Loan Trust
0.861% due 09/16/2024	3,817	3,820
OneMain Financial Issuance Trust
2.470% due 09/18/2024	6,300	6,325
People’s Choice Home Loan Securities Trust
1.505% due 01/25/2035	2,000	1,691
Popular ABS Mortgage Pass-Through Trust
0.260% due 06/25/2047 ^	490	477
0.480% due 06/25/2047 ^	1,769	1,170
RAAC Trust
1.370% due 09/25/2047	4,566	4,511
Renaissance Home Equity Loan Trust
0.670% due 12/25/2033	453	442
Residential Asset Mortgage Products Trust
0.680% due 06/25/2035	2,000	1,954
Residential Asset Securities Corp. Trust
0.655% due 07/25/2032 ^	27	23
Securitized Asset-Backed Receivables LLC Trust
0.220% due 12/25/2036	48	27
0.230% due 12/25/2036 ^	37	14
0.300% due 05/25/2037 ^	653	476
Soundview Home Loan Trust
0.230% due 11/25/2036	39	15
0.300% due 12/25/2036	1,453	1,400
0.420% due 08/25/2037	3,000	2,092

Structured Asset Investment Loan Trust
0.530% due 10/25/2035		1,011	994
0.890% due 05/25/2035		3,522	3,275
Structured Asset Securities Corp. Mortgage Loan Trust
1.656% due 04/25/2035		384	372
Washington Mutual Asset-Backed Certificates Trust
0.215% due 10/25/2036		61	31

			43,526

BANK LOAN OBLIGATIONS 0.1%
Axalta Coating Systems U.S. Holdings, Inc.
3.750% due 02/01/2020		1,883	1,840

CORPORATE BONDS & NOTES 1.5%
Ally Financial, Inc.
2.500% due 03/15/2017		5,000	4,920
4.625% due 06/26/2015		2,100	2,118
8.300% due 02/12/2015		3,000	3,019
Aviation Capital Group Corp.
7.125% due 10/15/2020		300	346
Bank of America Corp.
2.600% due 01/15/2019		500	504
3.400% due 10/21/2025	MXN	20,000	1,442
CenturyLink, Inc.
6.000% due 04/01/2017		$2,800	2,985
CIT Group, Inc.
4.750% due 02/15/2015		100	100
CRH America, Inc.
8.125% due 07/15/2018		1,000	1,198
International Lease Finance Corp.
6.750% due 09/01/2016		300	320
8.625% due 09/15/2015		1,400	1,463
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		14,600	2,190
Masco Corp.
6.125% due 10/03/2016		8,200	8,737
Maytag Corp.
5.000% due 05/15/2015		2,200	2,231
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,074

			32,647

MORTGAGE-BACKED SECURITIES 8.3%
Adjustable Rate Mortgage Trust
2.758% due 09/25/2035		357	318
2.905% due 07/25/2035		526	509
American Home Mortgage Assets Trust
0.360% due 09/25/2046		1,661	1,202
0.400% due 09/25/2046 ^		20	0
American Home Mortgage Investment Trust
1.832% due 09/25/2045		550	534
Banc of America Funding Trust
2.799% due 01/20/2047 ^		337	271
2.841% due 11/20/2034		1,294	1,260
2.921% due 10/20/2046 ^		1,468	1,114
5.500% due 09/25/2035		3,143	3,262
5.750% due 11/25/2035		1,174	1,231
6.000% due 08/25/2036 ^		454	454
Banc of America Mortgage Trust
2.613% due 07/25/2035		155	147
2.691% due 09/25/2035 ^		515	477
5.500% due 11/25/2035		377	361
BCAP LLC Trust
0.896% due 01/26/2047		1,262	1,120
2.416% due 02/26/2036		495	483
5.250% due 02/26/2036		2,121	1,951
5.250% due 08/26/2037		2,048	2,141
Bear Stearns Adjustable Rate Mortgage Trust
2.290% due 08/25/2035		278	281
2.354% due 02/25/2033		7	6
2.468% due 10/25/2033		219	221
2.482% due 05/25/2034		193	180
2.484% due 02/25/2036 ^		679	567
2.498% due 05/25/2033		119	120
2.647% due 05/25/2034		671	647
2.710% due 10/25/2035		27	27
2.786% due 02/25/2034		35	35
3.106% due 11/25/2034		1,322	1,273
Bear Stearns ALT-A Trust
2.461% due 08/25/2036 ^		115	84
2.590% due 11/25/2036		2,276	1,580
2.667% due 11/25/2035 ^		105	82
2.677% due 08/25/2036 ^		2,172	1,597
4.334% due 11/25/2036 ^		886	685

Bear Stearns Structured Products, Inc.
2.591% due 01/26/2036	239	190
Bella Vista Mortgage Trust
0.415% due 05/20/2045	56	46
Chase Mortgage Finance Trust
2.535% due 02/25/2037	1,006	1,024
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037	233	232
Citigroup Commercial Mortgage Trust
0.911% due 06/15/2033	11,200	11,226
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	906	906
2.280% due 09/25/2035	998	1,001
2.556% due 08/25/2035	630	627
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	721	730
Commercial Mortgage Trust
0.585% due 03/10/2046 (a)	12,000	505
1.773% due 01/10/2046 (a)	19,482	1,641
Countrywide Alternative Loan Trust
0.330% due 02/25/2047	718	635
0.340% due 05/25/2047	679	572
0.370% due 06/25/2037	2,003	1,669
0.375% due 03/20/2046	108	86
0.380% due 05/25/2035	1,949	1,663
0.380% due 07/25/2046	1,785	1,483
0.420% due 09/25/2046 ^	1,573	796
0.430% due 07/25/2046 ^	1,002	486
0.445% due 09/20/2046	1,337	470
0.450% due 12/25/2035	56	49
0.520% due 05/25/2037 ^	978	620
0.570% due 06/25/2036 ^	593	391
1.513% due 08/25/2035	705	648
1.613% due 11/25/2035	864	717
2.153% due 11/25/2035	614	527
5.250% due 06/25/2035 ^	391	364
6.000% due 10/25/2032	1	1
6.000% due 01/25/2037 ^	2,707	2,308
6.250% due 08/25/2037 ^	799	669
6.500% due 08/25/2032	506	537
Countrywide Home Loan Mortgage Pass-Through Trust
0.390% due 05/25/2035	967	718
0.460% due 04/25/2035	154	128
0.490% due 03/25/2035	2,150	1,688
0.500% due 02/25/2035	305	282
0.510% due 02/25/2035	134	122
0.510% due 03/25/2036	580	308
2.313% due 02/20/2036 ^	963	883
2.322% due 11/20/2034	1,499	1,418
2.369% due 01/20/2035	210	205
2.418% due 11/25/2034	85	81
2.465% due 08/25/2034	92	80
2.522% due 11/19/2033	19	19
2.528% due 04/20/2036 ^	479	393
2.538% due 09/25/2047 ^	1,422	1,278
2.589% due 08/25/2034	189	167
Credit Suisse First Boston Mortgage Securities Corp.
1.320% due 03/25/2034 ^	131	125
2.248% due 07/25/2033	42	42
6.000% due 12/25/2035	500	499
Credit Suisse Mortgage Capital Certificates
5.773% due 12/16/2049	5,349	5,672
6.500% due 07/26/2036 ^	860	495
DBUBS Mortgage Trust
0.247% due 11/10/2046 (a)	15,100	261
1.374% due 11/10/2046 (a)	36,566	854
Deutsche ALT-A Securities, Inc.
5.500% due 12/25/2035 ^	969	814
Deutsche ALT-B Securities, Inc.
0.270% due 10/25/2036 ^	127	80
6.300% due 07/25/2036 ^	835	644
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.254% due 06/26/2035	651	654
Extended Stay America Trust
1.079% due 12/05/2031 (a)	34,000	415
First Horizon Alternative Mortgage Securities Trust
2.200% due 08/25/2035	1,634	1,449
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035	366	341
5.000% due 10/25/2020	90	91
GMAC Mortgage Corp. Loan Trust
2.926% due 06/25/2034	65	63
Greenpoint Mortgage Funding Trust
0.350% due 01/25/2037	1,412	1,086
0.370% due 12/25/2046 ^	1,146	657

0.380% due 04/25/2036	811	626
0.440% due 11/25/2045	86	68
0.610% due 06/25/2045	411	361
Greenpoint Mortgage Pass-Through Certificates
2.786% due 10/25/2033	139	136
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	1,200	1,214
GS Mortgage Securities Corp.
0.207% due 05/03/2032 (a)	65,000	1,619
1.733% due 02/10/2046 (a)	19,424	1,888
2.361% due 11/10/2045 (a)	25,285	2,999
GSR Mortgage Loan Trust
0.430% due 08/25/2046	851	338
1.890% due 03/25/2033	191	188
2.617% due 05/25/2035	424	395
2.669% due 09/25/2035	484	487
HarborView Mortgage Loan Trust
0.354% due 09/19/2037	1,482	1,159
0.355% due 07/21/2036	1,205	994
0.404% due 03/19/2036	223	165
0.444% due 02/19/2036	738	558
0.474% due 11/19/2035	1,279	1,087
0.514% due 01/19/2035	86	63
0.904% due 02/19/2034	2	2
2.602% due 07/19/2035	163	149
2.711% due 07/19/2035	43	39
HomeBanc Mortgage Trust
0.350% due 12/25/2036	68	59
Impac CMB Trust
0.830% due 03/25/2035	69	63
0.950% due 10/25/2034	711	671
IndyMac Mortgage Loan Trust
0.365% due 05/25/2046	1,268	1,085
0.410% due 06/25/2037	997	882
0.420% due 02/25/2037	1,600	952
0.460% due 11/25/2036 ^	785	468
2.525% due 12/25/2034	250	231
4.523% due 08/25/2035	427	354
4.533% due 09/25/2035 ^	88	5
4.701% due 11/25/2035	1,096	1,033
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	8	8
JPMorgan Chase Commercial Mortgage Securities Trust
1.315% due 12/15/2047 (a)	83,752	5,906
JPMorgan Mortgage Trust
1.990% due 11/25/2033	222	219
2.140% due 07/27/2037	1,752	1,523
2.408% due 08/25/2035	1,078	1,071
2.477% due 10/25/2035	420	420
2.581% due 07/25/2035	469	466
2.650% due 02/25/2036	1,292	1,177
Lehman XS Trust
0.410% due 11/25/2046	132	27
0.490% due 11/25/2046 ^	834	328
MASTR Adjustable Rate Mortgages Trust
0.380% due 04/25/2046	402	307
0.510% due 05/25/2047 ^	1,251	699
MASTR Alternative Loan Trust
0.570% due 03/25/2036	540	155
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.601% due 12/15/2030	5	5
Merrill Lynch Mortgage Investors Trust
0.420% due 11/25/2035	869	826
0.420% due 08/25/2036	220	214
2.221% due 02/25/2033	186	179
2.476% due 06/25/2035	749	732
2.538% due 06/25/2037	551	532
Merrill Lynch Mortgage-Backed Securities Trust
2.797% due 04/25/2037 ^	57	49
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.414% due 07/12/2046	649	684
Morgan Stanley Bank of America Merrill Lynch Trust
1.444% due 05/15/2046 (a)	66,717	4,769
1.713% due 02/15/2046 (a)	24,039	2,070
Morgan Stanley Mortgage Loan Trust
0.240% due 01/25/2047	7	7
Nomura Asset Acceptance Corp.
2.655% due 10/25/2035	664	609
2.870% due 08/25/2035	1,083	1,053
4.056% due 02/25/2036 ^	260	217
5.820% due 03/25/2047	707	719
6.138% due 03/25/2047	604	615
RBSSP Resecuritization Trust
2.274% due 10/26/2036	1,500	1,536

Residential Accredit Loans, Inc. Trust
0.320% due 02/25/2047	1,758	1,017
0.380% due 04/25/2046	105	53
0.470% due 01/25/2035	1,098	1,057
3.170% due 08/25/2035 ^	141	77
3.406% due 09/25/2035 ^	617	503
6.000% due 06/25/2037 ^	865	721
Residential Asset Securitization Trust
0.620% due 12/25/2036 ^	477	176
6.250% due 10/25/2036 ^	380	337
6.500% due 08/25/2036 ^	937	654
Residential Funding Mortgage Securities, Inc. Trust
2.976% due 09/25/2035 ^	439	347
4.953% due 06/25/2035	608	597
Sequoia Mortgage Trust
0.515% due 07/20/2033	386	365
2.641% due 04/20/2035	273	272
Structured Adjustable Rate Mortgage Loan Trust
0.390% due 05/25/2037	115	98
1.515% due 01/25/2035	48	39
1.832% due 10/25/2037 ^	445	296
2.467% due 04/25/2034	656	658
2.467% due 04/25/2035	2,086	2,010
2.573% due 02/25/2034	284	285
Structured Asset Mortgage Investments Trust
0.360% due 07/25/2046	1,418	1,144
0.380% due 04/25/2036	525	390
0.390% due 09/25/2047	198	159
0.400% due 05/25/2045	575	521
0.414% due 07/19/2035	430	414
0.480% due 12/25/2035	44	34
0.744% due 07/19/2034	18	18
1.613% due 08/25/2047	2,240	1,994
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.839% due 05/25/2032	17	17
Structured Asset Securities Corp. Trust
2.619% due 10/28/2035	568	545
5.500% due 05/25/2035	307	316
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	38
Thornburg Mortgage Securities Trust
1.420% due 06/25/2047	1,282	1,152
1.794% due 06/25/2047	2,497	2,251
UBS-Barclays Commercial Mortgage Trust
1.852% due 12/10/2045 (a)	61,536	6,332
UBS-Citigroup Commercial Mortgage Trust
2.470% due 01/10/2045 (a)	22,086	2,219
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020	2,000	1,969
5.711% due 06/15/2049	132	132
WaMu Mortgage Pass-Through Certificates
0.460% due 07/25/2045	900	847
WaMu Mortgage Pass-Through Certificates Trust
0.390% due 07/25/2046 ^	31	2
0.450% due 11/25/2045	467	416
0.460% due 10/25/2045	231	214
0.480% due 01/25/2045	239	222
0.490% due 01/25/2045	167	158
0.873% due 04/25/2047	860	755
0.910% due 11/25/2034	1,298	1,251
0.923% due 12/25/2046	586	553
1.053% due 05/25/2046	1,657	1,544
1.150% due 11/25/2034	880	820
1.513% due 06/25/2042	133	129
1.513% due 08/25/2042	95	88
1.941% due 04/25/2037	1,749	1,522
2.017% due 12/25/2036 ^	63	55
2.163% due 11/25/2046	230	211
2.163% due 12/25/2046	838	783
2.184% due 02/25/2037 ^	1,001	839
2.374% due 12/25/2035	1,361	1,256
2.396% due 03/25/2035	900	899
2.406% due 08/25/2034	736	738
2.419% due 03/25/2034	642	645
2.443% due 06/25/2033	119	121
3.893% due 03/25/2036	1,873	1,716
4.462% due 02/25/2037	653	599
Washington Mutual Mortgage Loan Trust
1.311% due 05/25/2041	165	160
Washington Mutual Mortgage Pass-Through Certificates Trust
0.420% due 07/25/2046 ^	182	33
1.053% due 07/25/2046 ^	699	411
1.083% due 05/25/2046	2,476	1,911
2.026% due 02/25/2033	3	3
6.000% due 10/25/2035 ^	979	747
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	313	286

Wells Fargo Mortgage-Backed Securities Trust
2.607% due 04/25/2036	515	515
2.612% due 03/25/2036	167	166
5.588% due 04/25/2036	306	101
6.000% due 10/25/2036	495	483
Wells Fargo-RBS Commercial Mortgage Trust
0.324% due 03/15/2048 (a)	26,228	700
1.495% due 03/15/2045 (a)	69,585	5,063

		182,680

MUNICIPAL BONDS & NOTES 0.1%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	800	990
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	540	540
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	500	665
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	500	602

		2,797

	SHARES
PREFERRED SECURITIES 0.0%
Citigroup Capital
7.875% due 10/30/2040	22,500	598
Navient Corp. CPI Linked Security
3.708% due 01/16/2018	15,700	381

		979

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 6.8%
Fannie Mae
0.230% due 07/25/2037	$892	866
0.290% due 03/25/2034	15	15
0.320% due 08/25/2034	13	13
0.370% due 10/27/2037	7,400	7,294
0.570% due 06/25/2029	6	6
1.315% due 06/01/2043 - 10/01/2044	254	261
1.926% due 03/01/2033	116	121
2.002% due 12/01/2034	49	52
2.248% due 06/01/2035	88	92
2.339% due 05/01/2026	12	13
2.364% due 01/25/2022 (a)	20,787	2,336
2.392% due 09/01/2019	3	3
2.485% due 11/01/2034	1,290	1,381
3.000% due 01/01/2045	1,000	1,011
3.490% due 12/01/2020	4,934	5,279
3.500% due 01/01/2030	94,000	99,290
4.000% due 01/01/2045	8,000	8,536
4.371% due 12/01/2036	121	130
4.522% due 09/01/2035	73	78
5.700% due 08/01/2018	2,158	2,290
6.000% due 04/25/2043 - 07/25/2044	881	997
6.500% due 06/25/2044	21	24
FDIC Structured Sale Guaranteed Notes
0.655% due 11/29/2037	536	534
Federal Housing Administration
6.896% due 07/01/2020	301	295
7.430% due 11/01/2022	4	4
Freddie Mac
0.430% due 08/25/2031	31	30
0.611% due 12/15/2031	42	43
0.761% due 12/15/2037	1,644	1,656
0.898% due 09/25/2022 (a)	23,685	1,293
1.049% due 11/25/2022 (a)	28,871	1,904
1.292% due 08/25/2019 (a)	38,143	1,993
1.315% due 10/25/2044	921	930
1.375% due 11/25/2019 (a)	34,553	2,003
2.271% due 09/01/2035	59	63
2.321% due 06/01/2024	22	23
2.375% due 03/01/2036	247	253
4.193% due 11/01/2035	123	131
4.995% due 10/01/2035	100	107
5.000% due 10/01/2035	12	13
5.128% due 08/01/2035	105	111

Ginnie Mae
1.625% due 10/20/2029		17	18
6.000% due 08/20/2034		6,176	6,952
NCUA Guaranteed Notes
0.537% due 03/06/2020		1,214	1,217

			149,661

U.S. TREASURY OBLIGATIONS 6.6%
U.S. Treasury Bonds
5.250% due 02/15/2029 (k)		3,500	4,710
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (i)		944	921
0.125% due 07/15/2022 (i)(k)		34,175	33,370
0.125% due 01/15/2023 (i)(k)		55,341	53,637
1.375% due 01/15/2020 (i)(k)		3,184	3,347
1.750% due 01/15/2028 (k)		4,420	5,018
2.375% due 01/15/2027 (i)(k)		5,063	6,074
2.500% due 01/15/2029 (i)(k)		1,991	2,478
U.S. Treasury Notes
1.750% due 05/15/2023 (k)		11,200	10,899
U.S. Treasury Strips
0.000% due 11/15/2023 (g)		13,800	11,315
0.000% due 05/15/2026 (g)		17,300	13,091

			144,860

Total United States (Cost $557,664)			558,990

SHORT-TERM INSTRUMENTS 6.7%
CERTIFICATES OF DEPOSIT 1.1%
Credit Suisse
0.608% due 01/28/2016		$2,900	2,902
Intesa Sanpaolo SpA
1.610% due 04/11/2016		2,100	2,104
1.650% due 04/07/2015		14,400	14,428
Itau Unibanco Holding S.A.
1.195% due 06/26/2015		5,200	5,200

			24,634

COMMERCIAL PAPER 0.2%
Greensill Capital SCF S.A.
5.830% due 03/04/2015 (e)		5,000	4,952

REPURCHASE AGREEMENTS (f) 0.1%
			1,265

GREECE TREASURY BILLS 0.5%
2.046% due 02/06/2015	EUR	10,000	12,077

MEXICO TREASURY BILLS 4.2%
3.014% due 02/05/2015 - 05/14/2015 (b)	MXN	1,357,590	91,322

U.S. TREASURY BILLS 0.6%
0.059% due 03/12/2015 - 05/28/2015 (b)(g)(i)(k)		$13,539	13,537

Total Short-Term Instruments (Cost $150,650)			147,787

Total Investments in Securities (Cost $2,741,181)			2,689,971

	SHARES
INVESTMENTS IN AFFILIATES 3.6%
SHORT-TERM INSTRUMENTS 3.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%
PIMCO Short-Term Floating NAV Portfolio		1,622	16
PIMCO Short-Term Floating NAV Portfolio III		7,992,569	79,223

Total Short-Term Instruments (Cost $79,539)			79,239

Total Investments in Affiliates (Cost $79,539)			79,239

Total Investments 126.1% (Cost $2,820,720)			$2,769,210
Financial Derivative Instruments (h)(j) (1.2%) (Cost or Premiums, net $(14,991))			(26,920)
Other Assets and Liabilities, net (24.9%)			(546,222)

Net Assets 100.0%			$2,196,068

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Greensill Capital SCF S.A.	5.830%	03/04/2015	09/03/2014	$4,953	$4,952	0.23%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$1,265	Fannie Mae 2.260% due 10/17/2022	$(1,291)	$1,265	$1,265

Total Repurchase Agreements						$(1,291)	$1,265	$1,265

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.020%	10/16/2014	01/16/2015	EUR	(22,988)	$(27,829)
	0.050%	10/16/2014	01/16/2015		(30,119)	(36,494)
	0.051%	10/16/2014	01/16/2015		(15,425)	(18,148)
	0.260%	12/22/2014	02/05/2015		(47,165)	(55,011)
	0.699%	11/13/2014	02/12/2015	GBP	(1,371)	(2,145)
	0.709%	11/13/2014	02/12/2015		(75,016)	(115,674)
	0.711%	11/13/2014	02/12/2015		(23,152)	(35,639)
GSC	0.340%	12/11/2014	01/09/2015		$(749)	(749)
	0.380%	12/11/2014	01/09/2015		(24,360)	(24,366)
MYI	0.250%	12/19/2014	02/05/2015	EUR	(69,163)	(83,932)
UBS	0.350%	12/23/2014	02/05/2015		(51,208)	(62,169)

Total Sale-Buyback Transactions						$(462,156)

(2)	As of December 31, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2014 was $191,023 at a weighted average interest rate of 0.340%.
(3)	Payable for sale-buyback transactions includes $1,105 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	02/01/2045	$27,000	$(27,985)	$(28,060)
Fannie Mae	4.000%	01/01/2045	67,000	(71,043)	(71,488)
Fannie Mae	4.000%	02/01/2045	45,000	(47,822)	(47,892)
Fannie Mae	4.000%	03/12/2045	7,000	(7,429)	(7,429)
Fannie Mae	4.500%	01/01/2045	137,000	(148,415)	(148,701)
U.S. Treasury Notes	2.750%	11/15/2023	0	1	0

Total Short Sales				$(302,693)	$(303,570)

(g)	Securities with an aggregate market value of $480,922 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	Long	03/2015	298	$377	$268	$0
Call Options Strike @ EUR 145.500 on Euro-Bund 10-Year Bond March Futures	Long	02/2015	500	(1)	0	0
Call Options Strike @ EUR 146.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2015	500	(1)	0	0
Call Options Strike @ EUR 152.500 on Euro-Bund 10-Year Bond March Futures	Long	02/2015	356	956	17	0
Call Options Strike @ EUR 153.500 on Euro-Bund 10-Year Bond March Futures	Short	02/2015	356	(771)	0	(9)
Call Options Strike @ EUR 155.000 on Euro-Bund 10-Year Bond March Futures	Short	02/2015	356	(481)	0	0
Canada Government 10-Year Bond March Futures	Short	03/2015	623	124	0	(327)
Euro-Bund 10-Year Bond March Futures	Long	03/2015	1,752	4,702	106	0
Euro-Buxl 30-Year Bond March Futures	Long	03/2015	96	89	28	0
Euro-OAT France Government 10-Year Bond March Futures	Long	03/2015	626	1,436	68	0
U.S. Treasury 10-Year Note March Futures	Long	03/2015	126	53	28	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2015	158	(395)	0	(45)
U.S. Treasury Ultra Long-Term Bond March Futures	Short	03/2015	33	(194)	0	(11)
United Kingdom Long Gilt March Futures	Long	03/2015	373	1,575	343	0

Total Futures Contracts				$7,469	$858	$(392)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Senior 22 5-Year Index	(1.000%	)	12/20/2019	EUR 169,750	$(3,324)	$(738)	$366	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month CAD-Bank Bill	2.700%	12/19/2024	CAD	40,300	$(1,374)	$(1,415)	$0	$(138)
Pay	3-Month PLN-WIBOR	2.250%	03/18/2025	PLN	4,400	3	14	0	0
Pay	3-Month PLN-WIBOR	2.250%	06/17/2025		4,500	2	12	0	0
Receive	3-Month USD-LIBOR	0.800%	09/25/2017		$913,200	12,870	467	17	0
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		13,900	(434)	(410)	0	(15)
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		111,000	1,257	7,463	91	0
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		97,700	(6,447)	(6,062)	0	(106)
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		15,600	(1,031)	(840)	0	(17)
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		9,800	715	767	5	0
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		6,550	(434)	42	0	(7)
Receive	3-Month USD-LIBOR	3.500%	12/17/2034		3,900	(558)	(226)	0	(6)
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		19,600	3,388	1,765	31	0
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2019	AUD	60,600	1,327	1,107	258	0
Receive	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		11,900	(935)	(1,051)	0	(75)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025	EUR	47,900	(2,301)	(2,715)	0	(64)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		88,800	(14,317)	(11,767)	0	(349)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	56,800	(997)	(1,181)	0	(22)
Receive	6-Month GBP-LIBOR	1.500%	12/17/2016		7,100	(129)	(92)	0	(3)
Receive	6-Month GBP-LIBOR	1.500%	03/18/2017		10,900	(166)	(189)	0	(5)
Receive	6-Month GBP-LIBOR	2.250%	12/17/2019		39,500	(2,443)	(2,345)	0	(100)
Pay	6-Month GBP-LIBOR	2.750%	03/18/2025		45,300	5,720	2,253	350	0
Receive	6-Month GBP-LIBOR	3.000%	09/16/2045		15,600	(4,001)	(3,390)	0	(401)
Receive	6-Month JPY-LIBOR	0.500%	09/17/2021	JPY	22,340,000	(2,491)	(912)	0	(46)
Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	1,018,400	(93)	(99)	12	0
Pay	28-Day MXN-TIIE	4.310%	09/06/2016		797,500	(75)	58	10	0
Pay	28-Day MXN-TIIE	5.010%	10/10/2019		357,400	(316)	(123)	54	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		268,300	(74)	(178)	68	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		73,700	(32)	(8)	20	0
Pay	28-Day MXN-TIIE	5.620%	11/09/2021		74,000	(39)	(39)	20	0
Pay	28-Day MXN-TIIE	5.560%	11/11/2021		18,400	(14)	(14)	5	0

						$(13,419)	$(19,108)	$941	$(1,354)

Total Swap Agreements						$(16,743)	$(19,846)	$1,307	$(1,354)

(i)	Securities with an aggregate market value of $32,367 and cash of $3,710 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	BRL	95,064		$35,790	$27	$0
	01/2015	GBP	126,414		197,502	474	0
	01/2015	ILS	18,577		4,957	194	0
	01/2015	JPY	5,900,500		49,324	63	0
	01/2015	PLN	33,177		9,801	441	0
	01/2015		$35,936	BRL	95,064	69	(243)
	01/2015		56,638	EUR	45,563	0	(1,505)
	01/2015		181,766	JPY	21,438,842	0	(2,781)
	01/2015		86,751	SEK	644,360	0	(4,094)
	02/2015	MYR	58,530		$17,870	1,233	0
	02/2015		$197,455	GBP	126,414	0	(471)
	02/2015		2,320	INR	145,209	0	(45)
	07/2015	BRL	44,906		$16,238	173	0
	09/2015		$4,590	CNY	28,183	0	(107)
	07/2017	BRL	68,600		$23,638	3,007	0
BPS	01/2015		174,936		66,009	199	0
	01/2015	EUR	17,453		21,578	459	0
	01/2015	GBP	5,362		8,382	24	0
	01/2015		$67,331	BRL	174,936	0	(1,521)
	01/2015		120,876	CHF	117,015	0	(3,178)
	01/2015		149,669	EUR	122,801	0	(1,074)
	01/2015		16,086	ILS	62,360	0	(98)
	02/2015	EUR	122,801		$149,717	1,076	0
	02/2015	MXN	670,812		45,944	623	0
	02/2015	MYR	9,913		3,010	192	0
	02/2015		$2,600	INR	162,370	0	(56)
BRC	01/2015	DKK	57,845		$9,859	460	0
	01/2015	PLN	51,045		15,040	640	0
	01/2015		$1,820	ILS	6,913	0	(48)
	01/2015		272	RUB	14,364	0	(35)
	02/2015	MXN	96,323		$7,100	583	0
	02/2015	MYR	9,913		3,010	192	0
	02/2015	TWD	16,950		558	22	0
	02/2015		$4,924	BRL	12,736	0	(170)
	02/2015		1,500	INR	93,893	0	(29)
	02/2015		43,506	MXN	590,552	0	(3,554)
	04/2015	BRL	17,708		$7,317	816	0
	09/2015		$5,883	CNY	36,000	0	(157)
CBK	01/2015	BRL	114,299		$47,974	4,975	0
	01/2015	CAD	380		338	11	0
	01/2015	EUR	21,914		27,098	581	0
	01/2015	RUB	2,096		31	0	(3)
	01/2015	SGD	46,847		36,165	821	0
	01/2015		$43,087	BRL	114,299	0	(88)
	01/2015		4,597	EUR	3,694	0	(127)
	01/2015		42,827	INR	2,667,273	0	(729)
	02/2015	MYR	29,468		$8,976	600	0
	02/2015		$2,330	INR	145,881	0	(44)
	02/2015		6,223	MXN	90,604	0	(93)
	02/2015		31	RUB	2,096	4	0
	05/2015	MXN	640,938		$43,444	349	0
	09/2015		$13,377	CNY	81,153	0	(469)
DUB	01/2015	BRL	21,628		$8,220	84	0
	01/2015		$8,142	BRL	21,628	0	(6)
	01/2015		211	DKK	1,260	0	(6)
	01/2015		9,120	ILS	34,562	0	(259)
	02/2015	BRL	43,012		$16,162	116	(9)
	02/2015	INR	555,308		8,819	117	0
	02/2015		$118,350	CHF	117,011	0	(604)
FBF	01/2015	BRL	52,867		$22,407	2,519	0
	01/2015		$19,903	BRL	52,867	0	(15)
	02/2015	INR	486,231		$7,729	110	0
GLM	01/2015	BRL	44,666		16,816	13	0
	01/2015	CAD	9,082		8,052	235	0
	01/2015	EUR	385,100		480,835	14,845	0
	01/2015	ILS	18,462		4,926	193	0
	01/2015	JPY	6,941,000		58,646	699	0
	01/2015	PLN	17,115		5,095	266	0
	01/2015		$1,053	AUD	1,243	0	(38)
	01/2015		17,173	BRL	44,666	0	(370)
	01/2015		102,768	EUR	83,645	0	(1,553)
	01/2015		208,032	GBP	132,660	0	(1,269)
	01/2015		111,196	NZD	142,484	0	(51)
	02/2015	MXN	62,487		$4,763	535	0
	02/2015	MYR	37,312		11,320	714	0
	02/2015		$6,216	MXN	84,164	0	(522)
	07/2015	BRL	44,666		$16,287	307	0
HUS	01/2015	AUD	12,990		10,856	251	0
	01/2015	ILS	72,114		19,136	648	0
	01/2015		$148,945	AUD	174,378	0	(6,583)
	01/2015		162,236	CAD	185,140	0	(2,890)
	01/2015		7,714	JPY	912,800	0	(93)
	01/2015		143,354	SGD	183,711	0	(4,757)
	01/2015	ZAR	27,191		$2,406	65	0
	02/2015	BRL	5,395		2,010	0	(4)
	02/2015		$700	INR	43,834	0	(13)
JPM	01/2015	AUD	18,454		$15,703	637	0
	01/2015	BRL	158,344		66,026	6,458	0
	01/2015	GBP	5,395		8,451	43	0
	01/2015	INR	61,715		993	19	0
	01/2015	JPY	15,673,500		132,181	1,380	(52)
	01/2015	NZD	17		13	0	0
	01/2015	PLN	8,560		2,511	96	0
	01/2015	RUB	1,327		20	0	(2)
	01/2015	SGD	2,427		1,844	13	0
	01/2015		$61,390	BRL	158,344	18	(1,840)
	01/2015		37,170	EUR	29,987	0	(884)
	01/2015		7,057	GBP	4,511	0	(26)
	01/2015		1,370	ILS	5,205	0	(36)
	01/2015		2,140	JPY	251,400	0	(41)
	02/2015	HKD	5,977		$771	0	0
	02/2015	JPY	9,969,058		82,825	0	(423)
	02/2015	KRW	13,909,210		13,112	427	0
	02/2015	MXN	21,798		1,513	38	0
	02/2015	MYR	9,915		3,010	192	0
	02/2015		$136,646	KRW	143,006,992	0	(6,231)
	02/2015		1,446	MXN	20,017	0	(92)
	02/2015		20	RUB	1,327	3	0
	07/2015	BRL	137,202		$50,260	1,211	(35)
	09/2015		$1,852	CNY	11,190	0	(72)
MSB	01/2015	AUD	145,926		$119,486	352	0
	01/2015	BRL	84,258		33,015	1,491	(174)
	01/2015	CAD	175,678		151,252	50	0
	01/2015	CHF	4		4	0	0
	01/2015	DKK	9,615		1,613	50	0
	01/2015	JPY	4,057,100		34,879	1,008	0
	01/2015	NZD	142,467		110,759	0	(372)
	01/2015	RUB	2,420		35	0	(5)
	01/2015		$31,719	BRL	84,258	0	(22)
	01/2015		106,784	EUR	87,000	0	(1,509)
	01/2015		117,050	NOK	817,140	0	(7,411)
	02/2015	BRL	17,126		$6,391	0	(2)
	02/2015	MXN	309,433		21,884	951	0
	02/2015		$119,233	AUD	145,926	0	(350)
	02/2015		150,719	CAD	175,172	0	(46)
	02/2015		110,445	NZD	142,467	382	0
	02/2015		34	RUB	2,420	6	0
	04/2015	DKK	57,800		$9,449	50	0
	04/2015		$18,206	BRL	50,158	208	0
	09/2015		4,440	CNY	27,317	0	(95)
NGF	01/2015	BRL	9,820		$3,590	0	(104)
	01/2015		$3,697	BRL	9,820	0	(3)
RBC	01/2015		63,321	EUR	51,777	0	(668)
	02/2015	MXN	414,233		$29,741	1,718	0
UAG	01/2015	BRL	30,853		12,625	1,096	(78)
	01/2015	PLN	97,087		28,912	1,522	0
	01/2015		$1,437	AUD	1,749	0	(9)
	01/2015		11,615	BRL	30,853	0	(9)
	01/2015		72,263	MYR	236,409	0	(4,786)
	01/2015		10,946	SGD	14,375	0	(101)
	02/2015	CNY	168,420		$27,270	0	(71)
	02/2015	MYR	79,676		23,678	1,030	0
	02/2015		$221	MXN	3,259	0	(1)
	03/2015	CHF	42,300		$43,885	1,283	0

Total Forward Foreign Currency Contracts						$61,757	$(65,311)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Put - OTC AUD versus USD		$0.575	03/12/2015	AUD	100,000	$8	$1
	Put - OTC GBP versus USD		1.360	03/16/2015	GBP	40,000	6	6
	Call - OTC USD versus JPY	JPY	114.000	02/03/2015		$21,500	405	1,065
FBF	Call - OTC USD versus JPY		114.000	02/03/2015		20,600	405	1,021
GLM	Call - OTC USD versus CHF	CHF	1.210	03/09/2015		118,000	12	7
JPM	Put - OTC AUD versus USD		$0.570	03/16/2015	AUD	65,000	5	1
	Put - OTC GBP versus USD		1.325	03/12/2015	GBP	60,000	9	3
	Put - OTC NZD versus USD		0.510	03/16/2015	NZD	70,000	6	0
	Put - OTC NZD versus USD		0.530	03/16/2015		100,000	8	0
MSB	Put - OTC AUD versus USD		0.575	03/17/2015	AUD	25,000	2	0
	Put - OTC GBP versus USD		1.300	03/05/2015	GBP	67,000	10	1
	Call - OTC USD versus CAD	CAD	1.400	03/17/2015		$196,000	20	9
	Call - OTC USD versus CHF	CHF	1.175	03/17/2015		20,000	2	4
	Call - OTC USD versus SEK	SEK	10.000	03/17/2015		85,000	9	5

							$907	$2,123

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		$38,000	$3,065	$363
BPS	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		1,600	126	15
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		19,500	1,614	187
GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	11/26/2015	EUR	42,900	703	1,206

								$5,508	$1,771

Total Purchased Options								$6,415	$3,894

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	3,600	$(7)	$(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		3,600	(6)	(1)
BRC	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		15,500	(11)	(11)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.950%	03/18/2015		15,500	(19)	(17)
CBK	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		6,400	(11)	(7)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		4,100	(8)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		2,300	(5)	0
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		3,200	(4)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		3,200	(9)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.100%	01/21/2015		3,500	(9)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.200%	01/21/2015		3,000	(7)	0
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		3,100	(4)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		3,100	(9)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		2,800	(2)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		2,800	(6)	(3)

							$(117)	$(55)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$8,300	$(232)	$(533)
	Put - OTC USD versus JPY	JPY	93.000	09/08/2016	24,000	(434)	(140)
	Put - OTC USD versus JPY		80.000	02/18/2019	17,200	(948)	(242)
	Put - OTC USD versus JPY		80.000	02/28/2019	10,400	(512)	(149)
BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	6,200	(155)	(302)
BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	9,200	(219)	(20)
	Put - OTC USD versus JPY		94.750	04/21/2016	11,400	(342)	(49)
	Put - OTC USD versus JPY		97.000	09/08/2016	7,100	(143)	(61)
CBK	Call - OTC USD versus BRL	BRL	2.740	06/08/2015	6,200	(139)	(271)
	Call - OTC USD versus JPY	JPY	116.000	02/03/2015	21,500	(260)	(748)
	Call - OTC USD versus JPY		118.000	02/03/2015	21,500	(165)	(476)
	Put - OTC USD versus JPY		93.000	04/21/2016	5,600	(134)	(20)
	Put - OTC USD versus JPY		95.000	09/08/2016	37,400	(823)	(264)
	Put - OTC USD versus JPY		96.000	09/08/2016	10,600	(251)	(82)
DUB	Put - OTC USD versus JPY		92.000	05/19/2016	11,300	(264)	(41)
FBF	Call - OTC USD versus JPY		116.000	02/03/2015	20,600	(258)	(717)
	Call - OTC USD versus JPY		118.000	02/03/2015	20,600	(164)	(456)
GLM	Call - OTC USD versus BRL	BRL	2.650	05/29/2015	4,700	(139)	(278)
	Call - OTC USD versus BRL		2.710	06/02/2015	6,600	(200)	(315)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	9,400	(212)	(20)
JPM	Put - OTC USD versus JPY		91.000	02/18/2016	25,196	(637)	(54)
MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015	4,000	(119)	(245)
UAG	Call - OTC USD versus BRL		2.640	06/15/2015	21,800	(596)	(1,427)

						$(7,346)	$(6,910)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	TBD	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	$5,400	$(70)	$(2)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$161,000	$(3,059)	$(1,084)
BPS	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		6,700	(120)	(45)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		81,900	(1,544)	(551)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.650%	01/22/2015	GBP	17,000	(115)	(270)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.000%	01/22/2015		17,000	(104)	0
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.564%	11/26/2015	EUR	17,200	(704)	(1,388)
MYC	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.650%	01/20/2015	GBP	62,800	(426)	(987)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.000%	01/20/2015		62,800	(462)	(1)

								$(6,534)	$(4,326)

Total Written Options								$(14,067)	$(11,293)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CenturyLink, Inc.	(0.595%)	06/20/2017	0.722%		$2,800	$0	$8	$8	$0
	Universal Health Services, Inc.	(1.250%)	06/20/2016	0.279%		1,000	0	(15)	0	(15)
CBK	Royal Bank of Scotland Group PLC	(1.000%)	12/20/2019	0.502%	EUR	3,300	(100)	0	0	(100)
DUB	Cardinal Health, Inc.	(1.000%)	12/20/2016	0.068%		$1,000	(20)	1	0	(19)
JPM	Whirlpool Corp.	(0.460%)	06/20/2015	0.054%		2,200	0	(5)	0	(5)
MYC	Equity Commonwealth	(1.960%)	12/20/2015	0.484%		8,250	0	(124)	0	(124)
	Royal Bank of Scotland Group PLC	(1.000%)	03/20/2020	0.525%	EUR	6,000	(186)	6	0	(180)

							$(306)	$(129)	$8	$(443)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2019	1.862%		$4,300	$(122)	$(40)	$0	$(162)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		5,300	13	(48)	0	(35)
BPS	Italy Government International Bond	1.000%	09/20/2019	1.155%		100	0	(1)	0	(1)
DUB	Brazil Government International Bond	1.000%	03/20/2019	1.681%		4,700	(184)	58	0	(126)
	Italy Government International Bond	1.000%	03/20/2019	1.069%		16,200	(301)	261	0	(40)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		10,200	25	(92)	0	(67)
GST	Greece Government International Bond	1.000%	09/20/2015	13.930%	EUR	1,200	(52)	(74)	0	(126)
	Greece Government International Bond	1.000%	12/20/2015	16.350%		2,500	(128)	(276)	0	(404)
	Greece Government International Bond	1.000%	09/20/2015	17.097%		$4,700	(148)	(349)	0	(497)
HUS	Brazil Government International Bond	1.000%	09/20/2019	1.862%		100	(3)	(1)	0	(4)
	Italy Government International Bond	1.000%	03/20/2019	1.069%		46,400	(1,063)	948	0	(115)
MYC	Brazil Government International Bond	1.000%	03/20/2019	1.681%		11,100	(554)	255	0	(299)
	Brazil Government International Bond	1.000%	09/20/2019	1.862%		3,800	(112)	(32)	0	(144)
	Italy Government International Bond	1.000%	03/20/2019	1.069%		9,300	(179)	156	0	(23)

							$(2,808)	$765	$0	$(2,043)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
CBK	iTraxx Europe Subordinated 22 5-Year Index	(1.000%	)	12/20/2019	EUR	5,300	$216	$(68)	$148	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020	EUR	27,500	$34,045	$7	$(695)	$0	$(688)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		52,100	68,703	(4,013)	(1,494)	0	(5,507)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		30,200	39,824	(2,189)	(1,004)	0	(3,193)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		12,000	14,784	2	(230)	0	(228)
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		52,200	64,684	57	(1,424)	0	(1,367)
FBF	Floating rate equal to 3-Month CHF-LIBOR less 0.23% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2017	CHF	19,400	20,010	12	(475)	0	(463)
GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020	EUR	63,700	78,861	16	(1,610)	0	(1,594)
UAG	Floating rate equal to 3-Month CHF-LIBOR less 0.210% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016		12,000	12,749	78	(732)	0	(654)
	Floating rate equal to 3-Month CHF-LIBOR less 0.225% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	18,000	18,657	598	(1,118)	0	(520)
	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016		12,300	12,438	681	(727)	0	(46)

							$(4,751)	$(9,509)	$0	$(14,260)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	1-Year BRL-CDI	11.000%	01/04/2021	BRL	69,900	$(4)	$842	$838	$0
BPS	Receive	1-Year BRL-CDI	12.230%	01/04/2021		63,800	14	(259)	0	(245)
DUB	Receive	1-Year BRL-CDI	11.500%	01/04/2021		18,700	193	(87)	106	0
	Receive	1-Year BRL-CDI	12.230%	01/04/2021		57,500	70	(291)	0	(221)
FBF	Pay	28-Day MXN-TIIE	4.620%	09/23/2016	MXN	400,000	0	37	37	0
UAG	Receive	1-Year BRL-CDI	12.230%	01/04/2021	BRL	19,500	18	(93)	0	(75)
	Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	1,323,800	78	(181)	0	(103)
	Pay	28-Day MXN-TIIE	5.010%	10/10/2019		137,000	(76)	(35)	0	(111)
	Pay	28-Day MXN-TIIE	5.630%	10/11/2021		46,900	17	(39)	0	(22)

							$310	$(106)	$981	$(777)

Total Swap Agreements							$(7,339)	$(9,047)	$1,137	$(17,523)

(k)	Securities with an aggregate market value of $32,510 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Australia
Mortgage-Backed Securities	$ 0	$8,053	$0	$8,053
Sovereign Issues	0	37,942	0	37,942
Brazil
Corporate Bonds & Notes	0	15,543	0	15,543
Sovereign Issues	0	62,148	0	62,148
Canada
Corporate Bonds & Notes	0	15,339	0	15,339
Sovereign Issues	0	83,307	0	83,307
Cayman Islands
Asset-Backed Securities	0	17,318	0	17,318
Corporate Bonds & Notes	0	1,596	0	1,596
Denmark
Corporate Bonds & Notes	0	6	0	6
Sovereign Issues	0	11,354	0	11,354
France
Corporate Bonds & Notes	0	17,702	0	17,702
Sovereign Issues	0	96,678	0	96,678
Germany
Corporate Bonds & Notes	0	18,343	0	18,343
Sovereign Issues	0	25,461	0	25,461
Greece
Corporate Bonds & Notes	0	10,733	0	10,733
Ireland
Asset-Backed Securities	0	1,276	0	1,276
Corporate Bonds & Notes	0	12,806	0	12,806
Mortgage-Backed Securities	0	1,488	0	1,488
Italy
Corporate Bonds & Notes	0	15,269	0	15,269
Mortgage-Backed Securities	0	955	0	955
Sovereign Issues	0	258,690	0	258,690
Japan
Sovereign Issues	0	440,771	0	440,771
Luxembourg
Asset-Backed Securities	0	2,174	0	2,174
Corporate Bonds & Notes	0	6,701	0	6,701
Mexico
Sovereign Issues	0	48,324	0	48,324
Netherlands
Asset-Backed Securities	0	4,699	0	4,699
Corporate Bonds & Notes	0	12,454	0	12,454
Norway
Corporate Bonds & Notes	0	24,642	0	24,642
Sovereign Issues	0	1,664	0	1,664
Poland
Sovereign Issues	0	58,930	0	58,930
Portugal
Corporate Bonds & Notes	0	6,070	0	6,070
Slovenia
Sovereign Issues	0	102,122	0	102,122
South Africa
Sovereign Issues	0	576	0	576
South Korea
Corporate Bonds & Notes	0	1,600	0	1,600
Spain
Corporate Bonds & Notes	0	11,792	0	11,792
Sovereign Issues	0	265,828	0	265,828
Supranational
Corporate Bonds & Notes	0	48,454	0	48,454
Sweden
Corporate Bonds & Notes	0	19,940	0	19,940
Sovereign Issues	0	10,225	0	10,225
Thailand
Corporate Bonds & Notes	0	888	0	888
United Kingdom
Bank Loan Obligations	0	10,540	0	10,540
Corporate Bonds & Notes	0	23,041	0	23,041
Mortgage-Backed Securities	0	10,054	0	10,054
Sovereign Issues	0	159,698	0	159,698
United States
Asset-Backed Securities	0	37,201	6,325	43,526
Bank Loan Obligations	0	1,840	0	1,840
Corporate Bonds & Notes	0	27,727	4,920	32,647
Mortgage-Backed Securities	0	176,818	5,862	182,680
Municipal Bonds & Notes	0	2,797	0	2,797
Preferred Securities	979	0	0	979
U.S. Government Agencies	0	149,362	299	149,661
U.S. Treasury Obligations	0	144,860	0	144,860
Short-Term Instruments
Certificates of Deposit	0	24,634	0	24,634
Commercial Paper	0	4,952	0	4,952
Repurchase Agreements	0	1,265	0	1,265
Greece Treasury Bills	0	12,077	0	12,077
Mexico Treasury Bills	0	91,322	0	91,322
U.S. Treasury Bills	0	13,537	0	13,537
	$ 979	$2,671,586	$17,406	$2,689,971

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$ 79,239	$0	$0	$79,239

Total Investments	$ 80,218	$2,671,586	$17,406	$2,769,210

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(303,570)	0	(303,570)
U.S. Treasury Obligations	0	0	0	0
	$ 0	$(303,570)	$0	$(303,570)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	858	1,307	0	2,165
Over the counter	0	66,788	0	66,788
	$ 858	$68,095	$0	$68,953

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(392)	(1,354)	0	(1,746)
Over the counter	0	(94,127)	0	(94,127)

	$ (392)	$(95,481)	$0	$(95,873)

Totals	$ 80,684	$2,340,630	$17,406	$2,438,720
There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Fundamental Advantage Absolute Return Strategy Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.0%
BANK LOAN OBLIGATIONS 0.6%
Chrysler Group LLC
3.500% due 05/24/2017		$4,974	$4,968
Community Health Systems, Inc.
3.486% due 01/25/2017		1,393	1,387
HCA, Inc.
2.919% due 03/31/2017		7,363	7,321

Total Bank Loan Obligations (Cost $13,683)			13,676

CORPORATE BONDS & NOTES 28.8%
BANKING & FINANCE 21.8%
Ally Financial, Inc.
3.125% due 01/15/2016		1,800	1,813
6.250% due 12/01/2017		2,000	2,165
8.300% due 02/12/2015		76,900	77,381
Banco del Estado de Chile
4.125% due 10/07/2020		5,600	5,881
Banco do Brasil S.A.
3.875% due 10/10/2022		6,400	5,888
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (c)	EUR	1,300	1,795
Banco Santander Brasil S.A.
4.500% due 04/06/2015		$800	807
Banco Santander Chile
1.130% due 04/11/2017		200	199
3.750% due 09/22/2015		1,400	1,422
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		5,100	5,063
Banco Santander S.A.
6.250% due 09/11/2021 (c)	EUR	3,500	4,107
Bank of America Corp.
0.562% due 08/15/2016		$5,400	5,360
1.067% due 03/22/2016		9,000	9,039
3.750% due 07/12/2016		8,200	8,498
6.500% due 08/01/2016		8,600	9,271
Bank of America N.A.
6.000% due 10/15/2036		1,200	1,508
Barclays Bank PLC
14.000% due 06/15/2019 (c)	GBP	4,600	9,446
BBVA Bancomer S.A.
6.500% due 03/10/2021		$4,100	4,460
6.750% due 09/30/2022		13,200	14,553
Bear Stearns Cos. LLC
7.250% due 02/01/2018		15,200	17,531
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	3,600	4,466
CIT Group, Inc.
4.250% due 08/15/2017		$4,100	4,192
4.750% due 02/15/2015		14,400	14,424
5.000% due 05/15/2017		1,700	1,768
Citigroup, Inc.
0.506% due 06/09/2016		14,500	14,366
0.912% due 11/15/2016		17,500	17,514
1.194% due 07/25/2016		5,000	5,034
1.300% due 04/01/2016		20,545	20,584
2.650% due 03/02/2015		2,500	2,508
Compass Bank
6.400% due 10/01/2017		7,000	7,655
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	10,100	14,539
Eksportfinans ASA
2.000% due 09/15/2015		$11,800	11,829
Ford Motor Credit Co. LLC
1.482% due 05/09/2016		4,600	4,642
3.984% due 06/15/2016		3,500	3,626
4.207% due 04/15/2016		3,900	4,039
5.625% due 09/15/2015		8,700	8,980
7.000% due 04/15/2015		6,300	6,409
Goldman Sachs Group, Inc.
0.632% due 07/22/2015		3,805	3,805
GSPA Monetization Trust
6.422% due 10/09/2029		132	150
HBOS PLC
0.882% due 09/01/2016	EUR	100	121

HSBC Bank USA N.A.
6.000% due 08/09/2017		$2,400	2,655
HSBC Finance Capital Trust
5.911% due 11/30/2035		6,200	6,293
International Lease Finance Corp.
4.875% due 04/01/2015		8,161	8,235
5.750% due 05/15/2016		8,800	9,146
6.750% due 09/01/2016		950	1,014
8.625% due 09/15/2015		6,900	7,210
Intesa Sanpaolo SpA
2.375% due 01/13/2017		25,000	25,233
IPIC GMTN Ltd.
1.750% due 11/30/2015		2,800	2,813
JPMorgan Chase & Co.
0.854% due 02/26/2016		2,000	2,005
1.134% due 01/25/2018		11,800	11,902
JPMorgan Chase Bank N.A.
0.784% due 05/31/2017	EUR	2,000	2,420
KBC Bank NV
8.000% due 01/25/2023		$600	675
LBG Capital PLC
8.000% due 06/15/2020 (c)		560	598
8.500% due 12/17/2021 (c)		700	760
LeasePlan Corp. NV
3.000% due 10/23/2017		4,300	4,408
Lloyds Bank PLC
12.000% due 12/16/2024 (c)		10,000	14,300
Lloyds Banking Group PLC
7.625% due 06/27/2023 (c)	GBP	300	468
Mizuho Bank Ltd.
0.705% due 09/25/2017		$700	701
Morgan Stanley
1.750% due 02/25/2016		20,800	20,922
Navient Corp.
6.250% due 01/25/2016		9,500	9,904
8.450% due 06/15/2018		10,000	11,175
Novo Banco S.A.
5.875% due 11/09/2015	EUR	3,100	3,793
NRAM Covered Bond LLP
5.625% due 06/22/2017		$3,800	4,173
PKO Finance AB
4.630% due 09/26/2022		1,200	1,261
Prudential Covered Trust
2.997% due 09/30/2015		1,800	1,826
Rabobank Group
3.770% due 04/20/2015	AUD	2,000	1,637
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		$4,730	4,778
5.050% due 01/08/2015		1,200	1,200
6.990% due 10/05/2017 (c)		7,100	8,023
Royal Bank of Scotland PLC
9.500% due 03/16/2022		8,100	9,222
13.125% due 03/19/2022	AUD	1,100	1,053
Springleaf Finance Corp.
5.400% due 12/01/2015		$6,000	6,165
5.750% due 09/15/2016		600	621
6.900% due 12/15/2017		175	187
State Bank of India
4.500% due 07/27/2015		4,800	4,887
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		3,659	3,812
Tri-Command Military Housing LLC
5.383% due 02/15/2048		1,791	1,679
UBS AG
5.125% due 05/15/2024		800	805
7.625% due 08/17/2022		250	295

			535,092

INDUSTRIALS 5.2%
AbbVie, Inc.
0.992% due 11/06/2015		2,200	2,207
Amgen, Inc.
2.300% due 06/15/2016		2,300	2,337
ArcelorMittal
4.250% due 08/05/2015		500	508
Braskem Finance Ltd.
5.750% due 04/15/2021		7,700	7,796
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		4,700	5,518
CSX Corp.
6.250% due 04/01/2015		788	799
Daimler Finance North America LLC
1.250% due 01/11/2016		3,200	3,210

DISH DBS Corp.
7.125% due 02/01/2016	1,800	1,897
Energy Transfer Partners LP
5.950% due 02/01/2015	16,600	16,655
ERAC USA Finance LLC
5.600% due 05/01/2015	1,950	1,981
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	5,000	4,225
HCA, Inc.
3.750% due 03/15/2019	6,700	6,725
6.375% due 01/15/2015	1,100	1,103
Johnson & Johnson
0.306% due 11/28/2016	23,800	23,829
KazMunayGas National Co. JSC
11.750% due 01/23/2015	5,200	5,217
Lafarge S.A.
6.500% due 07/15/2016	2,800	2,996
McKesson Corp.
0.638% due 09/10/2015	26,500	26,513
MGM Resorts International
6.625% due 07/15/2015	500	510
7.625% due 01/15/2017	1,000	1,080
NBCUniversal Media LLC
2.875% due 04/01/2016	2,200	2,257
Penske Truck Leasing Co. LP
3.125% due 05/11/2015	500	504
Petrobras International Finance Co. S.A.
5.875% due 03/01/2018	2,300	2,251
8.375% due 12/10/2018	2,400	2,562
Rockies Express Pipeline LLC
3.900% due 04/15/2015	1,200	1,197
Transocean, Inc.
4.950% due 11/15/2015	1,380	1,384
Volkswagen International Finance NV
1.625% due 03/22/2015	1,800	1,804

		127,065

UTILITIES 1.8%
AT&T, Inc.
0.900% due 02/12/2016	2,000	2,000
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016	1,000	969
Petrobras Global Finance BV
2.603% due 03/17/2017	2,800	2,592
Qtel International Finance Ltd.
3.375% due 10/14/2016	200	206
Shell International Finance BV
0.442% due 11/15/2016	5,700	5,705
Sprint Communications, Inc.
6.000% due 12/01/2016	2,850	2,986
9.125% due 03/01/2017	1,500	1,654
Telefonica Chile S.A.
3.875% due 10/12/2022	2,400	2,355
Verizon Communications, Inc.
1.771% due 09/15/2016	13,383	13,631
1.991% due 09/14/2018	7,500	7,809
3.650% due 09/14/2018	5,100	5,392

		45,299

Total Corporate Bonds & Notes (Cost $701,574)		707,456

MUNICIPAL BONDS & NOTES 4.1%
CALIFORNIA 1.5%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,300	1,790
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	2,180	2,786
6.907% due 10/01/2050	1,600	2,343
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	149
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	3,500	5,465
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,623
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	4,000	5,763
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	1,200	1,673
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,300	1,646
5.813% due 06/01/2040	5,700	7,200

Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	2,000	2,734
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	229
7.021% due 08/01/2040	500	577
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	2,500	2,830

		37,808

COLORADO 0.9%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037	15,000	20,816

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,200	1,425
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	1,011
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025	500	530

		2,966

NEW JERSEY 0.1%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004
0.000% due 10/01/2022	1,935	1,370

NEW YORK 0.7%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	1,600	1,825
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,600	1,963
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
0.556% due 11/15/2028	13,400	13,400

		17,188

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	3,500	5,654
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	1,700	1,388

		7,042

TEXAS 0.4%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	7,700	10,356

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,600	2,012

Total Municipal Bonds & Notes (Cost $86,194)		99,558

U.S. GOVERNMENT AGENCIES 12.5%
Fannie Mae
1.747% due 07/01/2035	697	740
1.925% due 03/01/2034	540	574
2.310% due 08/01/2022	200	199
2.323% due 12/01/2034	407	430
2.870% due 09/01/2027	1,000	995
3.500% due 07/25/2031	22,312	22,161
3.820% due 09/01/2021	4,829	5,239
4.000% due 01/01/2045	40,000	42,679
4.500% due 11/01/2015 - 07/01/2042	48,934	52,786
5.000% due 07/01/2032 - 02/01/2045	45,827	50,639
5.500% due 05/01/2023 - 01/01/2045	19,821	22,183
6.000% due 05/01/2036 - 01/01/2045	6,628	7,519
6.500% due 09/01/2036	687	783
Freddie Mac
3.500% due 07/15/2042	5,788	5,489
4.000% due 06/15/2038 - 07/15/2041	69,795	74,543
5.000% due 09/01/2035 - 07/01/2041	7,347	8,110
5.500% due 07/01/2036 - 03/01/2040	2,570	2,875
6.500% due 05/01/2035	933	1,098
Ginnie Mae
5.000% due 09/15/2037 - 10/15/2040	4,621	5,111
Small Business Administration
5.490% due 03/01/2028	231	258
6.020% due 08/01/2028	2,264	2,591

Total U.S. Government Agencies (Cost $287,185)		307,002

U.S. TREASURY OBLIGATIONS 18.7%
U.S. Treasury Bonds
3.000% due 11/15/2044 (e)		16,950	17,819
3.125% due 08/15/2044 (e)		2,100	2,261
4.500% due 08/15/2039 (j)		4,100	5,469
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022 (h)		33,779	32,934
0.125% due 07/15/2022 (h)		27,154	26,515
0.125% due 07/15/2024 (h)		400	386
1.750% due 01/15/2028		17,227	19,555
2.000% due 01/15/2026 (h)		5,144	5,908
2.375% due 01/15/2025 (e)(h)(j)		84,820	99,810
2.375% due 01/15/2027 (e)(g)		54,119	64,933
U.S. Treasury Notes
1.875% due 11/30/2021 (e)(j)		69,300	68,905
2.375% due 08/15/2024 (e)(j)		111,900	113,915

Total U.S. Treasury Obligations (Cost $471,726)			458,410

MORTGAGE-BACKED SECURITIES 8.2%
Arran Residential Mortgages Funding PLC
1.478% due 05/16/2047	EUR	3,962	4,831
Banc of America Commercial Mortgage Trust
5.547% due 06/10/2049		$7,100	7,627
Banc of America Funding Trust
5.729% due 09/20/2046 ^		13,066	11,048
Bear Stearns Adjustable Rate Mortgage Trust
2.437% due 08/25/2033		446	455
Bear Stearns ALT-A Trust
2.554% due 05/25/2035		430	425
Chase Mortgage Finance Trust
5.628% due 09/25/2036		2,773	2,517
Citigroup Mortgage Loan Trust, Inc.
0.410% due 11/25/2036		1,500	1,330
Countrywide Alternative Loan Trust
0.340% due 11/25/2036		9,981	9,214
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037 ^		3,012	2,826
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		2,399	2,549
5.460% due 09/15/2039		10,905	11,503
Eddystone Finance PLC
1.083% due 04/19/2021	GBP	4,929	7,567
First Horizon Alternative Mortgage Securities Trust
2.316% due 06/25/2036		$8,213	6,403
First Horizon Mortgage Pass-Through Trust
2.629% due 05/25/2034		97	97
Granite Master Issuer PLC
0.365% due 12/20/2054		1,409	1,397
0.744% due 12/20/2054	GBP	7,131	11,035
0.824% due 12/20/2054		4,683	7,258
Granite Mortgages PLC
0.359% due 09/20/2044	EUR	109	132
0.461% due 01/20/2044		111	134
0.880% due 03/20/2044	GBP	1,451	2,258
0.880% due 06/20/2044		1,217	1,893
0.938% due 01/20/2044		175	273
0.940% due 09/20/2044		877	1,366
Greenwich Capital Commercial Funding Corp.
5.819% due 07/10/2038		$2,383	2,501
GS Mortgage Securities Trust
3.365% due 11/10/2047		6,500	6,735
GSR Mortgage Loan Trust
2.669% due 09/25/2035		379	381
IndyMac Mortgage Loan Trust
0.370% due 11/25/2046		19,953	13,872
JPMorgan Alternative Loan Trust
3.049% due 11/25/2036 ^		5,307	4,491
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		1,252	1,333
JPMorgan Mortgage Trust
2.140% due 07/27/2037		1,318	1,146
2.609% due 04/25/2036		14,346	13,262
5.238% due 07/25/2035		2,182	2,190
5.750% due 01/25/2036 ^		100	95
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		3,107	3,235
Leek Finance PLC
0.507% due 09/21/2038		237	247
0.840% due 12/21/2037	GBP	2,508	4,112

Morgan Stanley Re-REMIC Trust
5.796% due 08/12/2045		$518	556
MortgageIT Trust
0.450% due 10/25/2035		14,990	13,734
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		393	371
Prime Mortgage Trust
6.000% due 06/25/2036		1,253	1,125
RBSSP Resecuritization Trust
0.420% due 02/26/2037		5,159	4,868
Sequoia Mortgage Trust
2.657% due 09/20/2046		1,616	1,351
Silenus European Loan Conduit Ltd.
0.228% due 05/15/2019	EUR	138	165
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035		$1,689	1,745
Thornburg Mortgage Securities Trust
1.637% due 03/25/2044		1,724	1,693
1.972% due 12/25/2044		2,140	2,132
WaMu Mortgage Pass-Through Certificates Trust
2.395% due 01/25/2035		995	1,002
2.407% due 06/25/2037		1,567	1,389
Wells Fargo Mortgage-Backed Securities Trust
2.592% due 06/25/2035		1,160	1,170
2.600% due 04/25/2036 ^		14,107	13,845
2.609% due 07/25/2036 ^		3,689	3,604
2.612% due 12/25/2034		186	187
Wells Fargo-RBS Commercial Mortgage Trust
3.369% due 11/15/2047		5,000	5,185

Total Mortgage-Backed Securities (Cost $195,863)			201,860

ASSET-BACKED SECURITIES 6.2%
Access Group, Inc.
1.534% due 10/27/2025		1,562	1,568
Asset-Backed Securities Corp. Home Equity Loan Trust
0.810% due 07/25/2035		1,200	1,095
Bear Stearns Asset-Backed Securities Trust
0.660% due 07/25/2035		4,104	4,040
0.825% due 06/25/2035		10,000	8,333
Citigroup Mortgage Loan Trust, Inc.
0.770% due 09/25/2035		3,400	2,226
Countrywide Asset-Backed Certificates
0.870% due 08/25/2035		8,500	7,494
Fremont Home Loan Trust
0.660% due 07/25/2035		200	177
Hillmark Funding Ltd.
0.481% due 05/21/2021		3,863	3,825
IXIS Real Estate Capital Trust
0.510% due 02/25/2036		815	803
JPMorgan Mortgage Acquisition Trust
0.410% due 05/25/2036		11,900	10,639
Lehman XS Trust
0.310% due 02/25/2037		11,746	10,506
Merrill Lynch Mortgage Investors Trust
0.280% due 08/25/2037		20,829	12,216
Morgan Stanley Home Equity Loan Trust
0.400% due 04/25/2037		4,821	3,131
Penta CLO S.A.
0.398% due 06/04/2024	EUR	1,046	1,254
Residential Asset Mortgage Products Trust
0.510% due 03/25/2036		$10,000	7,347
Securitized Asset-Backed Receivables LLC Trust
0.420% due 05/25/2036		13,886	8,314
SLM Private Education Loan Trust
3.411% due 05/16/2044		3,570	3,779
SLM Student Loan Trust
0.342% due 12/15/2023	EUR	11,978	14,239
1.734% due 04/25/2023		$2,924	3,006
South Carolina Student Loan Corp.
0.984% due 03/02/2020		3,100	3,110
1.234% due 09/03/2024		1,400	1,415
South Texas Higher Education Authority, Inc.
0.755% due 10/01/2020		4,467	4,464
SpringCastle America Funding LLC
2.700% due 05/25/2023		18,884	18,883
Structured Asset Investment Loan Trust
1.295% due 07/25/2033		4,819	4,619
Structured Asset Securities Corp. Mortgage Loan Trust
0.380% due 02/25/2037		7,092	6,293
0.510% due 02/25/2036		1,500	1,342
Venture CDO Ltd.
0.452% due 07/22/2021		3,672	3,621

World Omni Automobile Lease Securitization Trust
0.200% due 10/09/2015		5,108	5,108

Total Asset-Backed Securities (Cost $152,836)			152,847

SOVEREIGN ISSUES 6.2%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	1,500	1,851
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		1,600	1,952
6.369% due 06/16/2018		$7,000	7,497
6.500% due 06/10/2019		400	426
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	16,000	5,851
0.000% due 07/01/2015		21,000	7,455
0.000% due 10/01/2015		172,000	59,110
0.000% due 01/01/2016		90,000	29,977
0.000% due 01/01/2017		7,000	2,066
Export-Import Bank of Korea
4.000% due 01/29/2021		$6,300	6,760
4.125% due 09/09/2015		5,900	6,032
Italy Buoni Poliennali Del Tesoro
2.450% due 03/26/2016 (b)	EUR	6,393	7,918
Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,200	1,233
Province of Ontario
4.400% due 06/02/2019	CAD	3,000	2,879
5.500% due 06/02/2018		1,200	1,168
Qatar Government International Bond
5.250% due 01/20/2020		$4,800	5,400
Slovenia Government International Bond
5.250% due 02/18/2024		5,100	5,629

Total Sovereign Issues (Cost $170,062)			153,204

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (c)		2,700	3,281

Total Convertible Preferred Securities (Cost $3,316)			3,281

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (c)		7,400	9,051

Total Preferred Securities (Cost $7,622)			9,051

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.2%
CERTIFICATES OF DEPOSIT 0.3%
Banco Bilbao Vizcaya Argentaria S.A.
1.082% due 05/16/2016		$7,000	6,995

COMMERCIAL PAPER 3.2%
ENI Finance USA, Inc.
0.550% due 10/26/2015		37,600	37,578
Entergy Corp.
0.920% due 01/21/2015		15,200	15,193
Vodafone Group PLC
0.600% due 06/29/2015		25,800	25,746

			78,517

REPURCHASE AGREEMENTS (d) 0.0%			463

MEXICO TREASURY BILLS 2.6%
2.989% due 01/22/2015 - 03/05/2015 (a)	MXN	916,912	61,989

U.S. TREASURY BILLS 4.1%
0.055% due 03/12/2015 - 05/28/2015 (a)(e)(h)(j)	$101,292	101,278

Total Short-Term Instruments (Cost $256,735)		249,242

Total Investments in Securities (Cost $2,346,796)		2,355,587

	SHARES
INVESTMENTS IN AFFILIATES 17.4%
SHORT-TERM INSTRUMENTS 17.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.4%
PIMCO Short-Term Floating NAV Portfolio	1,079	11
PIMCO Short-Term Floating NAV Portfolio III	43,091,178	427,120

Total Short-Term Instruments (Cost $428,669)		427,131

Total Investments in Affiliates (Cost $428,669)		427,131

Total Investments 113.4% (Cost $2,775,465)		$2,782,718
Financial Derivative Instruments (f)(i) (0.5%) (Cost or Premiums, net $(6,116))		(11,178)
Other Assets and Liabilities, net (12.9%)		(318,213)

Net Assets 100.0%		$2,453,327

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$463	Fannie Mae 2.120% due 11/07/2022	$(476)	$463	$463

Total Repurchase Agreements						$(476)	$463	$463

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.300%	12/30/2014	01/13/2015	$(4,716)	$(4,716)

Total Reverse Repurchase Agreements					$(4,716)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.250%	12/30/2014	01/06/2015	$(2,253)	$(2,254)
	0.373%	12/15/2014	01/26/2015	(8,640)	(8,545)
	0.374%	12/15/2014	01/26/2015	(90,506)	(89,486)
	0.420%	12/30/2014	01/06/2015	(12,269)	(12,265)
GSC	0.000%	12/30/2014	01/06/2015	(64,851)	(64,868)
	0.360%	12/15/2014	01/15/2015	(109,906)	(110,021)

Total Sale-Buyback Transactions					$(287,439)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $16,691 at a weighted average interest rate of 0.311%.
(3)	Payable for sale-buyback transactions includes $(81) of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	01/01/2045	$900	$(933)	$(938)
Fannie Mae	3.500%	02/01/2045	53,000	(54,932)	(55,081)
Fannie Mae	4.000%	01/01/2045	354,000	(375,822)	(377,713)
Fannie Mae	4.000%	02/01/2045	305,900	(325,022)	(325,555)
Fannie Mae	4.500%	01/01/2045	41,000	(44,417)	(44,502)
Fannie Mae	5.000%	01/01/2045	6,000	(6,630)	(6,630)
Fannie Mae	5.500%	01/01/2045	8,000	(8,946)	(8,946)

Total Short Sales				$(816,702)	$(819,365)

(e)	Securities with an aggregate market value of $294,508 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$102.000	01/23/2015	250	$2	$4
Put - CBOT U.S. Treasury 10-Year Note February Futures	103.000	01/23/2015	1,049	9	17
Put - CBOT U.S. Treasury 10-Year Note February Futures	104.000	01/23/2015	905	7	14
Put - CBOT U.S. Treasury 10-Year Note February Futures	106.000	01/23/2015	919	8	15
Put - CBOT U.S. Treasury 10-Year Note February Futures	107.000	01/23/2015	575	5	9
Put - CBOT U.S. Treasury 10-Year Note February Futures	110.000	01/23/2015	223	2	3
Put - CBOT U.S. Treasury 10-Year Note February Futures	112.000	01/23/2015	669	6	11
Put - CBOT U.S. Treasury 10-Year Note February Futures	114.000	01/23/2015	58	0	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	97.000	02/20/2015	800	7	13
Put - CBOT U.S. Treasury 10-Year Note March Futures	98.000	02/20/2015	1,327	11	21
Put - CBOT U.S. Treasury 10-Year Note March Futures	100.000	02/20/2015	500	4	8

Total Purchased Options				$61	$116

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,950.000	01/17/2015	186	$(221)	$(120)

Total Written Options				$(221)	$(120)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	3,145	$(774)	$39	$0
90-Day Eurodollar December Futures	Short	12/2016	3,145	663	0	(118)
90-Day Eurodollar June Futures	Short	06/2015	235	20	0	(3)
Euro-Bund 10-Year Bond March Futures	Short	03/2015	8	(21)	0	0
U.S. Treasury 10-Year Note March Futures	Long	03/2015	2,938	641	643	0

Total Futures Contracts				$529	$682	$(121)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019		$32,000	$586	$54	$5	$0
CDX.IG-23 5-Year Index	1.000%	12/20/2019		1,795,900	29,263	2,370	147	0
iTraxx Europe 22 5-Year Index	1.000%	12/20/2019	EUR	198,600	4,416	(52)	0	(288)

					$34,265	$2,372	$152	$(288)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Unrealized	Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	06/17/2018		$61,800	$(246)	$(84)	$0	$(11)
Receive	3-Month USD-LIBOR	2.250%	12/17/2019		391,500	(9,405)	(1,296)	0	(312)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		1,149,000	(35,870)	(12,450)	0	(1,205)
Pay	6-Month AUD-BBR-BBSW	3.250%	09/21/2017	AUD	90,000	673	577	156	0
Pay	6-Month AUD-BBR-BBSW	3.500%	12/20/2018		18,000	108	109	11	0
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2019		586,000	12,828	11,450	2,496	0
Pay	6-Month AUD-BBR-BBSW	3.000%	06/17/2020		40,000	412	221	190	0
Receive	6-Month AUD-BBR-BBSW	3.750%	12/17/2024		232,600	(10,005)	(9,532)	0	(1,681)
Receive	6-Month AUD-BBR-BBSW	3.500%	06/17/2025		21,800	(450)	(203)	0	(162)
Pay	6-Month EUR-EURIBOR	1.008%	11/14/2024	EUR	91,200	2,317	2,317	116	0
Pay	6-Month EUR-EURIBOR	1.250%	03/18/2025		136,100	6,538	3,547	181	0
Receive	6-Month EUR-EURIBOR	1.750%	11/14/2044		30,100	(2,709)	(2,709)	0	(114)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		70,400	(11,351)	(7,189)	0	(277)
Pay	28-Day MXN-TIIE	5.630%	10/11/2021	MXN	338,600	(145)	31	92	0
Pay	28-Day MXN-TIIE	5.660%	11/05/2021		251,500	(85)	(85)	73	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021		99,000	(36)	(36)	27	0
Pay	28-Day MXN-TIIE	5.560%	11/11/2021		128,600	(101)	(101)	35	0
Pay	28-Day MXN-TIIE	6.810%	06/19/2034		7,000	(4)	2	4	0
						$(47,531)	$(15,431)	$3,381	$(3,762)

Total Swap Agreements						$(13,266)	$(13,059)	$3,533	$(4,050)

(g)	Securities with an aggregate market value of $6,922 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(h)	Securities with an aggregate market value of $65,530 and cash of $4,251 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2015	AUD	127,469		$109,033	$4,967	$0
BOA	01/2015		41,553		35,823	1,899	0
	01/2015	NZD	33,939		26,493	111	(92)
	01/2015		$181,612	EUR	146,126	0	(4,793)
	01/2015		45,133	GBP	28,883	0	(116)
	01/2015		37,839	JPY	4,537,856	46	0
	02/2015	GBP	28,883		$45,122	116	0
	02/2015	JPY	4,537,856		37,847	0	(47)
	02/2015	NOK	128,935		18,465	1,184	0
	02/2015		$15,482	EUR	12,732	0	(71)
	02/2015		7,922	INR	498,769	0	(107)
	02/2015		18,858	NOK	128,245	0	(1,669)
	06/2015	EUR	15,151		$20,600	2,238	0
	06/2015		$1,052	EUR	805	0	(76)
	06/2016	EUR	43,010		$58,885	6,226	0
	06/2016		$2,515	EUR	1,862	0	(235)
BPS	01/2015	BRL	47,838		$18,010	14	0
	01/2015	MXN	477,598		36,038	3,700	0
	01/2015		$18,412	BRL	47,838	0	(416)
	01/2015		4,074	EUR	3,295	0	(87)
	02/2015	DKK	1,565		$258	4	0
	02/2015	MXN	314,309		23,660	2,404	0
	02/2015		$17,566	MXN	234,190	0	(1,723)
	03/2015	MXN	113,283		$8,465	816	0
	06/2015	EUR	6,878		9,328	992	0
	06/2015		$9,743	EUR	7,268	0	(934)
	07/2015	BRL	366		$151	20	0
	10/2015		45,000		17,954	2,265	0
	01/2016		54,000		20,975	2,610	0
BRC	02/2015		$1,967	MXN	27,556	0	(103)
	06/2015	EUR	8,705		$11,827	1,277	0
	06/2015		$10,912	EUR	8,167	0	(1,014)
	06/2016	EUR	8,027		$11,038	1,205	0
CBK	01/2015		6,131		7,557	139	0
	01/2015	JPY	79,800		674	7	0
	01/2015		$153,510	EUR	123,655	0	(3,881)
	02/2015	CHF	1,504		$1,535	21	0
	02/2015	MXN	105,278		7,165	42	0
	02/2015		$2,486	INR	155,375	0	(51)
	02/2015		19,302	MXN	264,044	0	(1,438)
	03/2015	CAD	81,547		$70,888	791	0
	03/2015		$11,706	CAD	13,622	4	0
	06/2015	EUR	7,417		$10,139	1,150	0
	06/2015		$5,005	EUR	3,783	0	(420)
DUB	01/2015	BRL	47,838		$18,592	596	0
	01/2015	EUR	10,593		12,998	180	0
	01/2015		$18,010	BRL	47,838	0	(14)
	06/2015		5,035	EUR	3,872	0	(342)
	07/2015	BRL	3,826		$1,581	212	0
	07/2015		$17,633	BRL	47,838	0	(519)
	08/2015	EUR	4,100		$5,495	523	0
	10/2015	BRL	37,000		14,176	1,276	0
	02/2016	EUR	1,800		2,422	230	0
	06/2016		4,472		6,123	648	0
	06/2016		$5,512	EUR	4,078	0	(519)
FBF	01/2015	GBP	26,868		$42,177	300	0
	02/2015	MXN	19,956		1,366	16	0
	02/2015		$14,072	INR	878,093	0	(313)
	06/2015	EUR	12,526		$17,001	1,820	0
	10/2015	BRL	90,000		33,689	2,310	0
GLM	01/2015	AUD	94,617		78,762	1,517	0
	01/2015	EUR	65,726		81,370	1,838	0
	01/2015	ILS	346		87	0	(2)
	01/2015	SGD	318		240	0	0
	01/2015		$36,826	AUD	42,426	0	(2,189)
	01/2015		79,466	EUR	65,221	0	(545)
	01/2015		6,418	JPY	761,679	0	(59)
	01/2015		30,500	NZD	38,976	0	(97)
	02/2015	EUR	65,221		$79,489	544	0
	02/2015	MXN	10,171		750	62	0
	02/2015		$20,402	EUR	16,735	0	(146)
	02/2015		23,964	INR	1,508,373	0	(329)
	06/2015		8,407	EUR	6,322	0	(745)
	07/2015	BRL	16,808		$6,937	924	0
HUS	01/2015	GBP	2,087		3,268	16	0
	01/2015		$24,708	AUD	29,564	0	(572)
	01/2015		18,191	GBP	11,580	0	(143)
	01/2015		40,452	JPY	4,786,600	0	(490)
JPM	01/2015	GBP	11,508		$18,007	71	0
	01/2015	JPY	964,400		7,976	0	(75)
	01/2015		$17,037	AUD	20,692	0	(144)
	01/2015		18,765	EUR	15,147	0	(436)
	01/2015		7,668	NZD	9,830	0	0
	01/2015		16,793	ZAR	186,447	0	(740)
	01/2015	ZAR	190,956		$17,287	845	0
	02/2015	BRL	6,290		2,323	0	(25)
	02/2015	INR	13,671		218	4	0
	02/2015	MXN	70,178		4,811	63	0
	02/2015	SEK	3,810		502	13	0
	02/2015		$12,028	AUD	14,800	29	0
	02/2015		48,272	EUR	39,464	0	(504)
	02/2015		6,421	JPY	774,523	47	0
	02/2015		1,799	MXN	26,055	0	(36)
	04/2015	BRL	16,000		$6,758	884	0
	06/2015		$39,437	EUR	29,453	0	(3,742)
MSB	01/2015	EUR	270,994		$336,776	8,860	0
	01/2015		$139,982	AUD	170,957	0	(413)
	02/2015	AUD	170,957		$139,685	410	0
	02/2015	GBP	1,810		2,818	0	(3)
	02/2015	MXN	83,021		5,635	18	0
	06/2015	EUR	10,498		14,391	1,668	0
	06/2016		11,316		15,563	1,710	0
NAB	06/2015		17,382		23,599	2,533	0
	06/2016		24,570		33,736	3,649	0
	07/2016		18,090		24,541	2,354	0
NGF	02/2015	HKD	3,721		480	0	0
SOG	01/2015	NZD	14,867		11,547	0	(50)
	02/2015	INR	577,501		8,972	0	(77)
	02/2015		$11,514	NZD	14,867	51	0
UAG	01/2015	JPY	9,041,935		$76,471	983	0
	02/2015		$1,610	GBP	1,035	3	0
	02/2015		6,355	INR	400,111	0	(86)
	02/2015		11,921	MXN	175,974	0	(16)
	06/2015		3,001	EUR	2,277	0	(241)
	01/2016	BRL	36,000		$13,897	1,653	0

Total Forward Foreign Currency Contracts						$73,108	$(30,885)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Buy	1.700%	02/18/2015	$500,000	$50	$6
	Call - OTC CDX.IG-23 5-Year Index	Sell	0.700%	03/18/2015	25,800	60	88
BRC	Put - OTC CDX.IG-23 5-Year Index	Buy	1.600%	02/28/2015	200,000	20	4
FBF	Put - OTC CDX.IG-23 5-Year Index	Buy	1.500%	02/18/2015	292,000	29	11
	Put - OTC CDX.IG-23 5-Year Index	Buy	1.600%	02/18/2015	30,600	3	1

						$162	$110

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC EUR versus USD		$1.380	03/13/2015	EUR	58,000	$7	$1
	Call - OTC EUR versus USD		1.520	03/13/2015		1,200	0	0
	Put - OTC USD versus JPY	JPY	93.000	02/24/2015		$68,000	7	0
	Put - OTC USD versus JPY		90.000	03/13/2015		12,000	1	0
HUS	Call - OTC USD versus CNH	CNH	6.310	12/03/2015		50,233	632	877
	Call - OTC USD versus CNY	CNY	6.250	12/02/2015		49,663	544	903
MSB	Call - OTC AUD versus USD		$0.970	02/24/2015	AUD	172,000	14	0

							$1,205	$1,781

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	$291,200	$660	$498
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	159,900	330	290
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.460%	11/27/2017	17,400	1,334	997
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.525%	11/27/2017	18,100	1,569	966
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	11/27/2017	23,500	1,716	1,220
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	600,800	1,734	1,027
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.113%	12/16/2015	115,800	306	194
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/09/2015	57,500	3,191	5,903
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/24/2015	57,900	3,127	5,975
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	10/27/2017	74,000	5,273	3,742

							$19,240	$20,812

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC Fannie Mae 4.000% due 01/01/2045	$109.063	01/07/2015	$53,000	$2	$0
FBF	Call - OTC Fannie Mae 4.000% due 01/01/2045	115.000	01/07/2015	240,000	9	0

					$11	$0

Straddle Options

Counterparty	Description	Exercise Level(1)	Expiration Date	Notional Amount	Cost (1)	Market Value
BOA	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/06/2015	$7,800	$636	$689
	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/19/2015	3,500	285	309
					$921	$998

Total Purchased Options					$21,539	$23,701

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	0.950%	03/18/2015		$25,800	$(62)	$(23)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	5,900	(11)	(7)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		5,900	(10)	(1)
BRC	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		$300	0	0
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		36,300	(40)	(10)
CBK	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		25,800	(13)	(5)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		25,800	(35)	(7)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	02/18/2015		41,000	(61)	(43)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	6,600	(12)	(8)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		6,600	(13)	(1)
FBF	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	01/21/2015		6,700	(4)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		13,500	(5)	(2)
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		10,600	(13)	(12)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		10,600	(29)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.100%	01/21/2015		48,800	(123)	(1)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		16,900	(13)	(12)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		16,900	(32)	(30)
JPM	Put - OTC CDX.IG-23 5-Year Index	Sell	0.750%	01/21/2015		$8,200	(9)	(4)
	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	02/18/2015		27,700	(14)	(18)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.900%	02/18/2015		27,700	(46)	(15)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	03/18/2015		41,000	(74)	(59)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015	EUR	20,800	(19)	(15)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		20,800	(36)	(37)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		2,700	(5)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		2,700	(4)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		34,700	(42)	(33)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		34,700	(62)	(33)

							$(787)	$(381)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus USD		$0.795	01/16/2015	AUD	13,600	$(43)	$(21)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		$2,000	(112)	(28)
CBK	Put - OTC EUR versus AUD	AUD	1.425	01/22/2015	EUR	30,439	(218)	(15)
	Call - OTC EUR versus AUD		1.465	01/22/2015		30,439	(324)	(646)
	Put - OTC USD versus MXN	MXN	13.350	02/04/2015		$8,900	(41)	0
FBF	Put - OTC AUD versus NZD	NZD	1.095	02/04/2015	AUD	14,900	(77)	(555)
	Put - OTC AUD versus USD		$0.795	01/16/2015		17,649	(69)	(27)
	Put - OTC EUR versus CAD	CAD	1.400	02/05/2015	EUR	13,600	(104)	(146)
	Call - OTC EUR versus CAD		1.460	02/05/2015		13,600	(116)	(26)
GLM	Put - OTC AUD versus NZD	NZD	1.105	02/04/2015	AUD	5,600	(28)	(251)
	Put - OTC USD versus MXN	MXN	14.200	02/12/2015		$18,420	(125)	(22)
	Call - OTC USD versus MXN		15.100	02/12/2015		18,420	(106)	(131)
HUS	Call - OTC USD versus CNH	CNH	6.492	12/03/2015		50,233	(311)	(470)
	Call - OTC USD versus CNY	CNY	6.500	12/02/2015		49,663	(196)	(380)
JPM	Put - OTC EUR versus JPY	JPY	142.000	02/09/2015	EUR	13,340	(119)	(104)
	Call - OTC EUR versus JPY		151.300	02/09/2015		13,340	(108)	(32)
	Put - OTC GBP versus AUD	AUD	1.830	02/05/2015	GBP	10,900	(148)	(15)
	Call - OTC GBP versus AUD		1.885	02/05/2015		10,900	(148)	(348)

							$(2,393)	$(3,217)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$39,800	$(337)	$(8)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	79,100	(706)	(19)
	Floor - OTC CPURNSA Index	TBD	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	10,700	(138)	(3)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	14,400	(108)	(3)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	10,200	(100)	(3)

						$(1,389)	$(36)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		$14,500	$(62)	$(123)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		14,500	(68)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		33,000	(359)	(420)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		60,100	(730)	(1,050)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		73,100	(1,334)	(1,088)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		76,000	(1,568)	(1,071)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		98,700	(1,716)	(1,362)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.650%	01/22/2015	GBP	17,100	(118)	(271)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.000%	01/22/2015		17,100	(92)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		$123,800	(1,750)	(2,163)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		311,000	(5,328)	(4,153)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/12/2020)	3-Month USD-LIBOR	Receive	3.410%	11/09/2015		208,700	(3,202)	(5,507)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/27/2020)	3-Month USD-LIBOR	Receive	3.410%	11/24/2015		210,200	(3,156)	(5,586)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		36,800	(168)	(311)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		36,800	(186)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		25,200	(307)	(234)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	01/07/2015		40,200	(389)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	02/06/2015		40,000	(526)	(9)

								$(21,059)	$(23,352)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC BNP Paribas Equity Index	$0.000	02/05/2015	$79,000	$(55)	$(55)

Total Written Options					$(25,683)	$(27,041)

Swap Agreements:

Correlation Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Correlation	Correlation Asset	Correlation Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	USD-BRL versus EUR-BRL	81.50%	04/24/2015	$500	$0	$(11)	$0	$(11)
	Receive	USD-BRL versus EUR-BRL	80.00%	04/27/2015	1,000	0	(23)	0	(23)
GLM	Receive	USD-BRL versus EUR-BRL	81.00%	04/24/2015	600	0	(14)	0	(14)
						$0	$(48)	$0	$(48)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	General Electric Capital Corp.	1.000%	12/20/2015	0.292%		$6,800	$(135)	$184	$49	$0
	MetLife, Inc.	1.000%	09/20/2015	0.084%		8,000	(525)	581	56	0
	Mexico Government International Bond	1.000%	09/20/2015	0.370%		300	(4)	6	2	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		1,800	(4)	17	13	0
	Republic of Korea	1.000%	09/20/2022	0.756%		1,700	25	5	30	0
	Spain Government International Bond	1.000%	03/20/2020	0.837%		19,000	140	20	160	0
BPS	China Government International Bond	1.000%	12/20/2019	0.821%		52,700	330	135	465	0
	Republic of Korea	1.000%	09/20/2022	0.756%		800	13	1	14	0
BRC	General Electric Capital Corp.	1.000%	06/20/2016	0.339%		5,800	86	(28)	58	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.450%		2,000	(34)	51	17	0
	Italy Government International Bond	1.000%	09/20/2019	1.155%		300	0	(2)	0	(2)
	Mexico Government International Bond	1.000%	03/20/2016	0.437%		5,900	(28)	71	43	0
	Novo Banco S.A.	5.000%	12/20/2015	5.104%	EUR	5,100	(80)	83	3	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%		$4,200	(41)	(80)	0	(121)
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.789%		1,000	(16)	18	2	0
	Dell, Inc.	1.000%	12/20/2019	1.525%		5,000	(234)	112	0	(122)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%		7,200	(87)	(226)	0	(313)
	Mexico Government International Bond	1.000%	03/20/2015	0.370%		1,200	(28)	30	2	0
	Mexico Government International Bond	1.000%	09/20/2015	0.370%		800	(12)	16	4	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%		6,600	(77)	(115)	0	(192)
	Russia Government International Bond	1.000%	06/20/2019	4.809%		10,000	(783)	(667)	0	(1,450)
DUB	General Electric Capital Corp.	1.000%	09/20/2015	0.261%		1,200	15	(8)	7	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.295%		600	(14)	17	3	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%		300	(2)	1	0	(1)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		1,600	(1)	(10)	0	(11)
	Mexico Government International Bond	1.000%	03/20/2015	0.370%		900	(21)	22	1	0
	Mexico Government International Bond	1.000%	03/20/2016	0.437%		5,400	(26)	65	39	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%		500	(6)	(8)	0	(14)
FBF	Brazil Government International Bond	1.000%	09/20/2015	0.789%		1,900	(24)	27	3	0
GST	Mexico Government International Bond	1.000%	12/20/2018	0.820%		400	(1)	4	3	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.789%		2,300	(23)	27	4	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%		300	(2)	1	0	(1)
	Mexico Government International Bond	1.000%	12/20/2016	0.549%		100	1	0	1	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		9,500	(23)	92	69	0
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.789%		2,600	(27)	32	5	0
	China Government International Bond	1.000%	12/20/2019	0.821%		70,700	511	114	625	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%		5,900	(101)	(155)	0	(256)
	MetLife, Inc.	1.000%	09/20/2015	0.084%		12,400	(735)	822	87	0
	Mexico Government International Bond	1.000%	12/20/2016	0.549%		1,900	26	(8)	18	0
	Spain Government International Bond	1.000%	03/20/2020	0.837%		3,400	23	5	28	0
MYC	Brazil Government International Bond	1.000%	06/20/2019	1.777%		2,900	(97)	2	0	(95)
	Italy Government International Bond	1.000%	03/20/2020	1.224%		1,800	(21)	2	0	(19)
	Novo Banco S.A.	5.000%	12/20/2015	5.104%	EUR	5,200	(81)	85	4	0
	Republic of Korea	1.000%	09/20/2022	0.756%		$300	5	1	6	0
	Spain Government International Bond	1.000%	03/20/2020	0.837%		13,000	97	13	110	0
RYL	Mexico Government International Bond	1.000%	09/20/2015	0.370%		1,900	(22)	31	9	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.789%		500	(5)	6	1	0
	Mexico Government International Bond	1.000%	09/20/2015	0.370%		400	(6)	8	2	0
	U.S. Treasury Notes	0.250%	09/20/2015	0.097%	EUR	6,100	(91)	100	9	0

							$(2,145)	$1,500	$1,952	$(2,597)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$1,536	$(304)	$(2)	$0	$(306)
	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	2,000	268	13	281	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	2,100	280	14	294	0
	MCDX-23 5-Year Index	1.000%	12/20/2019	2,500	19	0	19	0
GST	MCDX-23 5-Year Index	1.000%	12/20/2019	2,000	15	1	16	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	2,315	0	31	31	0
MYC	MCDX-23 5-Year Index	1.000%	12/20/2019	500	4	0	4	0

					$282	$57	$645	$(306)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	1,385	$(1)	$126	$125	$0
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044		690	5	57	62	0
	Pay	1-Year BRL-CDI	11.600%	01/02/2015	BRL	591,900	0	7	7	0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021		273,500	(521)	(2,214)	0	(2,735)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		35,100	113	(225)	0	(112)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		78,900	(27)	152	125	0
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	300	5	(2)	3	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		960	1	88	89	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		192	(1)	5	4	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		400	3	27	30	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	37,000	152	(269)	0	(117)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		1,000	(1)	2	1	0
GLM	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	695	1	62	63	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		1,168	(2)	26	24	0
	Pay	1-Month GBP-UKRPI	3.510%	12/15/2044		1,000	0	62	62	0
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	500	3	35	38	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023	MXN	18,500	(47)	52	5	0
MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044	GBP	750	1	68	69	0
	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	66,700	175	(69)	106	0
UAG	Pay	1-Year BRL-CDI	11.680%	01/04/2021		43,200	150	(287)	0	(137)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		6,200	12	(2)	10	0
	Pay	28-Day MXN-TIIE	5.630%	10/11/2021	MXN	81,600	30	(68)	0	(38)

							$51	$(2,367)	$823	$(3,139)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/ Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	ERAUSLT Index	(11,504)	1-Month USD-LIBOR plus a specified spread	01/15/2015	$(2,499)		$0	$0	$0
	Pay	S&P 500 Total Return Index	37,217	1-Month USD-LIBOR plus a specified spread	06/30/2015	140,642		408	408	0
	Receive	ERAUSLT Index	2,529,927	1-Month USD-LIBOR plus a specified spread	08/14/2015	551,992		22,013	22,013	0
	Pay	S&P 500 Total Return Index	135,964	1-Month USD-LIBOR plus a specified spread	08/14/2015	483,134		(29,280)	0	(29,280)
	Pay	S&P 500 Total Return Index	368,568	3-Month USD-LIBOR plus a specified spread	08/14/2015	1,320,399		(67,726)	0	(67,726)
	Receive	ERAUSLT Index	33,667	1-Month USD-LIBOR plus a specified spread	12/01/2015	7,313		325	325	0
	Pay	S&P 500 Total Return Index	1,983	1-Month USD-LIBOR plus a specified spread	12/01/2015	7,218		(247)	0	(247)
BRC	Receive	ERAUSLT Index	320,320	1-Month USD-LIBOR plus a specified spread	04/28/2015	66,834		5,827	5,827	0
DUB	Receive	ERAUSLT Index	(1,475,701)	1-Month USD-LIBOR plus a specified spread	08/27/2015	(333,789)		0	0	0
	Pay	S&P 500 Total Return Index	(90,172)	1-Month USD-LIBOR plus a specified spread	08/27/2015	(340,756)		0	0	0
	Receive	ERAUSLT Index	1,666,112	1-Month USD-LIBOR plus a specified spread	10/05/2015	370,386		7,564	7,564	0
	Pay	S&P 500 Total Return Index	101,777	1-Month USD-LIBOR plus a specified spread	10/05/2015	370,327		(13,128)	0	(13,128)
FBF	Receive	ERAUSLT Index	1,536,341	1-Month USD-LIBOR plus a specified spread	12/15/2015	343,804		4,765	4,765	0
JPM	Receive	ERAUSLT Index	4,163,924	1-Month USD-LIBOR plus a specified spread	11/20/2015	922,800		21,724	21,724	0
ULO	Receive	ERAUSLT Index	(28,758)	1-Month USD-LIBOR plus a specified spread	06/30/2015	(6,505)		324	324	0

								$(47,431)	$62,950	$(110,381)

Total Swap Agreements							$(1,812)	$(48,289)	$66,370	$(116,471)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(j)	Securities with an aggregate market value of $92,913 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$13,676	$0	$13,676
Corporate Bonds & Notes
Banking & Finance	0	534,942	150	535,092
Industrials	0	127,065	0	127,065
Utilities	0	45,299	0	45,299
Municipal Bonds & Notes
California	0	37,808	0	37,808
Colorado	0	20,816	0	20,816
Illinois	0	2,966	0	2,966
New Jersey	0	1,370	0	1,370
New York	0	17,188	0	17,188
Ohio	0	7,042	0	7,042
Texas	0	10,356	0	10,356
Washington	0	2,012	0	2,012
U.S. Government Agencies	0	307,002	0	307,002
U.S. Treasury Obligations	0	458,410	0	458,410
Mortgage-Backed Securities	0	201,860	0	201,860
Asset-Backed Securities	0	152,847	0	152,847
Sovereign Issues	0	153,204	0	153,204
Convertible Preferred Securities
Banking & Finance	0	3,281	0	3,281
Preferred Securities
Banking & Finance	0	9,051	0	9,051
Short-Term Instruments
Certificates of Deposit	0	6,995	0	6,995
Commercial Paper	0	78,517	0	78,517
Repurchase Agreements	0	463	0	463
Mexico Treasury Bills	0	61,989	0	61,989
U.S. Treasury Bills	0	101,278	0	101,278
	$0	$2,355,437	$150	$2,355,587
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$427,131	$0	$0	$427,131

Total Investments	$427,131	$2,355,437	$150	$2,782,718

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(819,365)	0	(819,365)
	$0	$(819,365)	$0	$(819,365)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	682	3,649	0	4,331
Over the counter	0	163,179	0	163,179

	$682	$166,828	$0	$167,510

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(121)	(4,170)	0	(4,291)
Over the counter	0	(174,342)	(55)	(174,397)

	$(121)	$(178,512)	$(55)	$(178,688)

Totals	$427,692	$1,524,388	$95	$1,952,175

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Fundamental IndexPLUS® AR Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.1%
BANK LOAN OBLIGATIONS 0.3%
Community Health Systems, Inc.
3.486% due 01/25/2017		$1,990	$1,982
HCA, Inc.
2.669% due 05/02/2016		250	249
2.919% due 03/31/2017		9,850	9,793

Total Bank Loan Obligations (Cost $12,043)			12,024

CORPORATE BONDS & NOTES 29.5%
BANKING & FINANCE 20.5%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		7,200	7,137
Ally Financial, Inc.
3.500% due 07/18/2016		1,900	1,926
3.500% due 01/27/2019		5,000	4,953
4.625% due 06/26/2015		10,300	10,390
4.750% due 09/10/2018		3,115	3,232
5.500% due 02/15/2017		16,300	17,156
6.250% due 12/01/2017		2,500	2,706
8.300% due 02/12/2015		27,800	27,974
American Honda Finance Corp.
0.732% due 10/07/2016		6,700	6,732
ASIF
3.000% due 02/17/2017	EUR	3,500	4,418
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (d)		400	494
9.000% due 05/09/2018 (d)		$800	858
Banco del Estado de Chile
4.125% due 10/07/2020		4,200	4,410
Banco do Brasil S.A.
3.875% due 10/10/2022		2,000	1,840
6.000% due 01/22/2020		800	858
Banco Popolare SC
3.500% due 03/14/2019	EUR	300	379
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)		7,600	10,493
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$300	306
Banco Santander Chile
1.831% due 01/19/2016		1,000	1,005
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	4,400	5,163
Bank of America Corp.
0.562% due 08/15/2016		$400	397
0.843% due 08/25/2017		14,000	13,994
1.067% due 03/22/2016		18,800	18,882
2.650% due 04/01/2019		33,600	33,880
5.650% due 05/01/2018		1,800	2,001
7.625% due 06/01/2019		2,300	2,782
Bank of America N.A.
0.703% due 11/14/2016		31,800	31,785
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.648% due 03/10/2017		17,100	17,024
Bankia S.A.
3.500% due 01/17/2019	EUR	200	261
Barclays Bank PLC
7.750% due 04/10/2023		$800	873
14.000% due 06/15/2019 (d)	GBP	12,900	26,490
BBVA Bancomer S.A.
4.500% due 03/10/2016		$2,200	2,277
6.500% due 03/10/2021		200	218
6.750% due 09/30/2022		8,100	8,930
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	4,600	5,706
CIT Group, Inc.
3.875% due 02/19/2019		$7,660	7,660
4.250% due 08/15/2017		5,200	5,317
4.750% due 02/15/2015		21,330	21,366
5.000% due 05/15/2017		1,200	1,248
5.250% due 03/15/2018		12,849	13,427
5.500% due 02/15/2019		17,157	18,154
Citigroup, Inc.
0.506% due 06/09/2016		11,100	10,998
0.912% due 11/15/2016		15,500	15,512

1.194% due 07/25/2016		19,400	19,530
1.700% due 07/25/2016		500	504
3.953% due 06/15/2016		1,200	1,246
4.450% due 01/10/2017		600	635
4.875% due 05/07/2015		2,240	2,270
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.000% due 06/30/2019 (d)		8,200	10,574
Eksportfinans ASA
2.000% due 09/15/2015		400	401
2.375% due 05/25/2016		300	301
5.500% due 05/25/2016		100	105
5.500% due 06/26/2017		200	214
Ford Motor Credit Co. LLC
0.682% due 11/08/2016		11,700	11,654
1.500% due 01/17/2017		4,480	4,458
2.500% due 01/15/2016		6,400	6,474
2.750% due 05/15/2015		9,100	9,162
3.875% due 01/15/2015		9,000	9,007
3.984% due 06/15/2016		2,915	3,020
4.207% due 04/15/2016		5,285	5,473
4.250% due 02/03/2017		5,148	5,409
7.000% due 04/15/2015		8,300	8,444
General Motors Financial Co., Inc.
4.750% due 08/15/2017		5,295	5,597
GMAC International Finance BV
7.500% due 04/21/2015	EUR	500	615
HBOS PLC
0.935% due 09/06/2017		$2,500	2,495
ICICI Bank Ltd.
5.500% due 03/25/2015		5,000	5,053
Industrial Bank of Korea
4.375% due 08/04/2015		3,400	3,473
International Lease Finance Corp.
2.191% due 06/15/2016		5,000	5,013
5.750% due 05/15/2016		3,600	3,742
6.750% due 09/01/2016		800	854
8.625% due 09/15/2015		15,500	16,198
IPIC GMTN Ltd.
1.750% due 11/30/2015		7,500	7,535
iStar Financial, Inc.
4.000% due 11/01/2017		300	293
John Deere Capital Corp.
0.330% due 04/12/2016		18,500	18,493
JPMorgan Chase & Co.
0.681% due 04/23/2015		3,100	3,101
0.854% due 02/26/2016		32,800	32,874
1.125% due 02/26/2016		11,300	11,335
JPMorgan Chase Bank N.A.
0.784% due 05/31/2017	EUR	4,300	5,202
5.375% due 09/28/2016	GBP	7,300	12,141
KBC Bank NV
8.000% due 01/25/2023		$7,400	8,325
KeyBank N.A.
7.413% due 10/15/2027		4,000	4,091
Korea Development Bank
1.000% due 01/22/2016		2,000	2,000
3.250% due 03/09/2016		4,000	4,098
3.500% due 08/22/2017		300	313
4.375% due 08/10/2015		700	715
Korea Exchange Bank
3.125% due 06/26/2017		3,200	3,302
LBG Capital PLC
8.500% due 12/17/2021 (d)		200	217
LeasePlan Corp. NV
3.000% due 10/23/2017		2,000	2,050
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		11,100	15,873
Morgan Stanley
1.514% due 04/25/2018		13,900	14,133
3.450% due 11/02/2015		300	306
3.800% due 04/29/2016		3,200	3,307
MUFG Union Bank N.A.
0.632% due 05/05/2017		10,300	10,294
Navient Corp.
5.500% due 01/15/2019		1,600	1,640
6.000% due 01/25/2017		2,000	2,100
6.250% due 01/25/2016		23,200	24,186
8.450% due 06/15/2018		2,000	2,235
Nordea Bank AB
0.616% due 04/04/2017		7,800	7,813
Novo Banco S.A.
5.000% due 04/04/2019	EUR	300	359
5.000% due 04/23/2019		200	234
5.000% due 05/21/2019		600	717
5.000% due 05/23/2019		400	477
5.875% due 11/09/2015		1,900	2,325

PKO Finance AB
4.630% due 09/26/2022		$700	736
Prudential Covered Trust
2.997% due 09/30/2015		17,325	17,571
Rabobank Group
0.513% due 11/23/2016		18,100	18,124
Royal Bank of Scotland PLC
9.500% due 03/16/2022		4,000	4,554
13.125% due 03/19/2022	AUD	10,811	10,351
Springleaf Finance Corp.
5.750% due 09/15/2016		$2,200	2,277
6.900% due 12/15/2017		6,200	6,619
State Bank of India
4.500% due 07/27/2015		1,000	1,018
Tri-Command Military Housing LLC
5.383% due 02/15/2048		3,300	3,092
Turkiye Garanti Bankasi A/S
2.731% due 04/20/2016		200	201
UBS AG
4.750% due 05/22/2023		200	202
5.125% due 05/15/2024		23,500	23,653
7.625% due 08/17/2022		3,350	3,950
Wells Fargo & Co.
0.692% due 04/22/2019		1,800	1,799
0.761% due 07/20/2016		19,000	19,066
1.250% due 07/20/2016		3,000	3,012
Wells Fargo Bank N.A.
0.511% due 07/20/2015		6,900	6,908

			838,750

INDUSTRIALS 6.0%
AbbVie, Inc.
0.992% due 11/06/2015		12,035	12,075
Braskem Finance Ltd.
5.750% due 04/15/2021		5,800	5,872
Canadian National Railway Co.
0.432% due 11/06/2015		4,900	4,903
Daimler Finance North America LLC
0.588% due 03/10/2017		14,900	14,878
0.912% due 08/01/2016		8,200	8,247
1.250% due 01/11/2016		3,000	3,009
1.875% due 01/11/2018		7,800	7,833
Deutsche Telekom International Finance BV
5.750% due 03/23/2016		3,690	3,899
DISH DBS Corp.
4.250% due 04/01/2018		3,675	3,762
7.125% due 02/01/2016		9,030	9,515
7.750% due 05/31/2015		6,943	7,143
Enbridge, Inc.
0.905% due 10/01/2016		5,400	5,400
Gerdau Trade, Inc.
5.750% due 01/30/2021		4,100	4,184
HCA, Inc.
3.750% due 03/15/2019		13,800	13,852
6.375% due 01/15/2015		1,000	1,002
6.500% due 02/15/2016		900	942
Johnson & Johnson
0.306% due 11/28/2016		23,700	23,729
KazMunayGas National Co. JSC
11.750% due 01/23/2015		5,100	5,117
Kroger Co.
0.758% due 10/17/2016		8,200	8,190
Lafarge S.A.
6.500% due 07/15/2016		3,600	3,852
MGM Resorts International
6.625% due 07/15/2015		585	597
6.875% due 04/01/2016		100	105
7.500% due 06/01/2016		6,342	6,707
7.625% due 01/15/2017		1,100	1,188
10.000% due 11/01/2016		200	223
NBCUniversal Media LLC
2.875% due 04/01/2016		2,100	2,154
PepsiCo, Inc.
0.433% due 07/30/2015		22,500	22,510
Petrobras International Finance Co. S.A.
3.875% due 01/27/2016		900	885
President and Fellows of Harvard College
6.500% due 01/15/2039		8,600	12,480
Rockies Express Pipeline LLC
3.900% due 04/15/2015		1,500	1,496
Rohm & Haas Co.
6.000% due 09/15/2017		144	159
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		10,000	9,825

SABMiller Holdings, Inc.
2.450% due 01/15/2017		3,895	3,976
Schaeffler Finance BV
4.750% due 05/15/2021		13,050	13,115
7.750% due 02/15/2017	EUR	900	1,222
STATS ChipPAC Ltd.
4.500% due 03/20/2018		$1,300	1,287
USG Corp.
8.375% due 10/15/2018		8,800	9,236
Volkswagen International Finance NV
0.562% due 11/18/2015		9,500	9,520

			244,089

UTILITIES 3.0%
AT&T, Inc.
0.677% due 03/30/2017		11,100	11,101
0.900% due 02/12/2016		1,900	1,900
Dynegy Finance, Inc.
6.750% due 11/01/2019		11,100	11,308
7.375% due 11/01/2022		1,800	1,834
Majapahit Holding BV
7.750% due 01/20/2020		500	581
Petrobras Global Finance BV
2.000% due 05/20/2016		19,000	18,195
Shell International Finance BV
0.442% due 11/15/2016		5,500	5,505
Sprint Communications, Inc.
6.000% due 12/01/2016		1,800	1,886
8.375% due 08/15/2017		6,750	7,307
Telefonica Chile S.A.
3.875% due 10/12/2022		1,200	1,178
Verizon Communications, Inc.
0.435% due 03/06/2015		1,900	1,900
0.636% due 06/09/2017		17,700	17,676
1.013% due 06/17/2019		200	201
1.771% due 09/15/2016		22,500	22,918
1.991% due 09/14/2018		10,400	10,828
2.500% due 09/15/2016		1,714	1,753
3.650% due 09/14/2018		7,100	7,507

			123,578

Total Corporate Bonds & Notes (Cost $1,209,123)			1,206,417

MUNICIPAL BONDS & NOTES 0.4%
NEW YORK 0.3%
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
0.556% due 11/15/2028		13,200	13,200

OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047		2,300	1,878

Total Municipal Bonds & Notes (Cost $14,792)			15,078

U.S. GOVERNMENT AGENCIES 6.8%
Fannie Mae
0.230% due 12/25/2036		187	183
0.520% due 03/25/2037 - 09/25/2042		659	657
0.550% due 07/25/2037		181	182
0.570% due 09/25/2035		249	250
0.580% due 09/25/2035		636	640
0.800% due 05/25/2040		212	216
0.890% due 06/25/2037		102	104
0.900% due 06/25/2040		1,471	1,496
0.920% due 11/25/2039 - 01/25/2040		745	756
0.990% due 12/25/2039		134	136
1.070% due 07/25/2039		116	118
1.315% due 06/01/2043 - 07/01/2044		291	299
1.777% due 10/01/2034		30	31
1.847% due 11/01/2034		8	8
1.956% due 11/01/2035		67	71
1.971% due 05/01/2035		13	14
2.025% due 09/01/2035		268	285
2.048% due 07/01/2035		210	225
2.054% due 10/01/2035		75	81
2.137% due 07/01/2035		153	165
2.165% due 07/01/2034		213	227
2.192% due 01/01/2035 - 05/25/2035		303	321
2.205% due 08/01/2035		325	347
2.237% due 09/01/2035		220	239
2.256% due 08/01/2035		385	413

2.277% due 12/01/2033	187	198
2.300% due 03/01/2035	27	28
2.310% due 08/01/2022	200	199
2.340% due 06/01/2035	382	412
2.347% due 05/01/2036	139	148
2.435% due 09/01/2036	117	125
2.482% due 12/01/2033	28	30
2.488% due 07/01/2036	139	149
2.552% due 08/01/2036	112	120
2.590% due 07/01/2022	862	870
2.607% due 06/01/2035	482	518
2.870% due 09/01/2027	100	99
2.920% due 06/01/2022	2,532	2,614
3.156% due 05/01/2022	2,049	2,153
4.000% due 05/01/2018 - 01/01/2045	149,678	159,657
4.500% due 02/01/2018 - 06/01/2042	30,742	32,745
5.000% due 06/01/2023 - 01/01/2045	18,040	19,969
5.500% due 10/01/2021 - 12/01/2039	5,148	5,763
6.000% due 02/01/2029 - 05/01/2041	1,378	1,568
6.500% due 09/01/2034	9	11
Freddie Mac
0.430% due 08/25/2031	95	93
0.491% due 02/15/2037	19	19
0.561% due 06/15/2018	15	15
0.711% due 07/15/2041	1,407	1,422
0.731% due 06/15/2041	1,384	1,402
0.831% due 08/15/2037	281	286
0.861% due 08/15/2037	359	365
1.016% due 01/15/2038	197	202
1.315% due 02/25/2045	43	44
4.000% due 06/15/2038	871	884
4.500% due 01/15/2041 - 01/01/2045	4,524	4,901
5.000% due 03/01/2038	7,223	7,967
5.500% due 06/01/2027 - 05/01/2040	3,644	4,080
6.000% due 02/01/2034 - 01/01/2045	4,853	5,502
Ginnie Mae
5.000% due 06/15/2034 - 06/15/2041	8,501	9,373
6.000% due 05/15/2037 - 07/15/2037	248	282
NCUA Guaranteed Notes
0.607% due 10/07/2020	285	286
Small Business Administration
5.290% due 12/01/2027	267	295
5.490% due 03/01/2028	2,451	2,733
5.600% due 09/01/2028	2,451	2,725

Total U.S. Government Agencies (Cost $274,740)		277,716

U.S. TREASURY OBLIGATIONS 24.8%
U.S. Treasury Bonds
3.000% due 11/15/2044	13,400	14,087
3.125% due 08/15/2044 (f)	39,500	42,533
4.250% due 05/15/2039	31,300	40,284
4.500% due 08/15/2039	22,700	30,283
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (i)	38,709	37,741
0.125% due 07/15/2022 (i)	67,937	66,337
0.125% due 01/15/2023 (i)	20,161	19,541
0.125% due 07/15/2024 (i)	16,499	15,926
0.375% due 07/15/2023 (i)	50,299	49,839
1.125% due 01/15/2021 (i)	8,466	8,814
1.750% due 01/15/2028	7,820	8,877
2.000% due 01/15/2026	6,340	7,282
2.375% due 01/15/2025	28,341	33,350
2.375% due 01/15/2027	16,248	19,494
2.500% due 01/15/2029	6,414	7,986
3.625% due 04/15/2028	587	810
3.875% due 04/15/2029	3,322	4,769
U.S. Treasury Notes
1.875% due 11/30/2021 (f)(k)	74,700	74,274
2.000% due 05/31/2021	99,500	99,955
2.125% due 09/30/2021 (h)(k)	403,100	407,541
2.375% due 08/15/2024 (k)	26,900	27,384

Total U.S. Treasury Obligations (Cost $1,025,001)		1,017,107

MORTGAGE-BACKED SECURITIES 5.3%
American Home Mortgage Investment Trust
2.332% due 02/25/2045	102	101
Banc of America Commercial Mortgage Trust
5.728% due 05/10/2045	900	938
Banc of America Funding Ltd
0.414% due 10/03/2039	8,933	8,816
Banc of America Funding Trust
0.355% due 10/20/2046 ^	513	403
0.445% due 06/20/2047	600	426

BCAP LLC Trust
0.339% due 09/26/2035		1,763	1,745
Bear Stearns Adjustable Rate Mortgage Trust
2.686% due 01/25/2034		774	777
Bear Stearns ALT-A Trust
0.330% due 02/25/2034		400	361
0.610% due 07/25/2035		2,010	1,975
2.612% due 09/25/2035		117	101
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		87	93
5.405% due 12/11/2040		2,530	2,598
Bear Stearns Structured Products, Inc.
2.591% due 01/26/2036		429	341
Bella Vista Mortgage Trust
0.765% due 01/22/2045		3,570	3,305
Chase Mortgage Finance Trust
2.431% due 02/25/2037		2,518	2,525
ChaseFlex Trust
0.470% due 07/25/2037		1,281	1,107
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.420% due 01/25/2036		1,251	1,155
0.420% due 06/25/2036		1,554	1,427
0.470% due 08/25/2035		4,490	4,161
Citigroup Mortgage Loan Trust, Inc.
2.540% due 05/25/2035		200	198
2.540% due 10/25/2035		101	100
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.226% due 07/15/2044		2,901	2,949
Countrywide Alternative Loan Resecuritization Trust
6.000% due 11/25/2034		3,445	3,571
Countrywide Alternative Loan Trust
0.330% due 12/25/2046 ^		6,316	6,313
0.350% due 05/25/2047		422	353
0.360% due 09/25/2046 ^		2,037	1,725
0.450% due 02/25/2037		2,155	1,703
0.670% due 05/25/2035		13,263	11,173
2.436% due 05/25/2036		2,175	1,711
Countrywide Home Loan Mortgage Pass-Through Trust
0.970% due 09/25/2034		288	252
2.313% due 02/20/2036 ^		78	71
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		2,399	2,549
5.383% due 02/15/2040		244	259
5.460% due 09/15/2039		9,990	10,538
Credit Suisse Mortgage Capital Certificates
0.320% due 03/27/2036		3,129	3,068
DBRR Trust
0.853% due 02/25/2045		2,406	2,405
Deutsche ALT-A Securities, Inc.
0.500% due 02/25/2036		5,256	4,177
Eddystone Finance PLC
1.083% due 04/19/2021	GBP	4,850	7,445
First Horizon Alternative Mortgage Securities Trust
2.200% due 08/25/2035		$654	579
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035		372	346
Granite Master Issuer PLC
0.205% due 12/20/2054	EUR	1,030	1,239
0.225% due 12/20/2054		106	127
0.365% due 12/20/2054		$106	105
0.744% due 12/20/2054	GBP	3,416	5,285
0.824% due 12/20/2054		1,708	2,647
Granite Mortgages PLC
0.880% due 06/20/2044		1,017	1,582
Greenpoint Mortgage Pass-Through Certificates
2.786% due 10/25/2033		$222	218
Greenwich Capital Commercial Funding Corp.
5.819% due 07/10/2038		2,383	2,501
GSR Mortgage Loan Trust
2.669% due 09/25/2035		568	572
4.979% due 11/25/2035		281	275
6.000% due 05/25/2037		1,311	1,235
HarborView Mortgage Loan Trust
0.414% due 01/19/2036		1,065	741
0.434% due 03/19/2035		5,010	4,423
IndyMac Mortgage Loan Trust
0.370% due 11/25/2046		24,569	17,081
2.352% due 01/25/2036		389	318
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		3,125	3,289
5.420% due 01/15/2049		2,731	2,919
5.439% due 01/15/2049		10,787	11,544
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		33	32
Lanark Master Issuer PLC
1.633% due 12/22/2054		4,331	4,373

LB Commercial Mortgage Trust
5.858% due 07/15/2044		10,214	11,139
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		3,047	3,173
Leek Finance PLC
0.467% due 12/21/2038		2,675	2,768
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.601% due 12/15/2030		654	627
Merrill Lynch Mortgage Investors Trust
0.380% due 02/25/2036		326	301
1.582% due 10/25/2035		4,053	3,954
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		600	645
Morgan Stanley Capital Trust
5.206% due 11/14/2042		2,838	2,884
5.610% due 04/15/2049		79	79
Residential Accredit Loans, Inc. Trust
0.355% due 08/25/2036		2,825	2,179
3.561% due 12/25/2035		1,105	933
Sequoia Mortgage Trust
0.365% due 07/20/2036		1,169	1,097
0.375% due 06/20/2036		1,155	1,024
Silenus European Loan Conduit Ltd.
0.228% due 05/15/2019	EUR	15	18
Structured Adjustable Rate Mortgage Loan Trust
0.490% due 10/25/2035		$6,430	5,468
1.515% due 01/25/2035		307	248
2.455% due 08/25/2034		538	532
2.485% due 01/25/2035		611	588
2.493% due 09/25/2035		410	369
2.514% due 08/25/2035		257	238
Structured Asset Mortgage Investments Trust
0.414% due 07/19/2035		172	158
0.450% due 02/25/2036		192	155
Structured Asset Securities Corp. Trust
2.619% due 10/28/2035		223	214
Wachovia Bank Commercial Mortgage Trust
0.241% due 06/15/2020		610	608
5.749% due 07/15/2045		1,594	1,690
Wachovia Mortgage Loan Trust LLC
2.738% due 05/20/2036 ^		877	771
WaMu Mortgage Pass-Through Certificates Trust
0.460% due 10/25/2045		71	66
0.490% due 01/25/2045		418	394
1.113% due 02/25/2046		946	898
1.313% due 11/25/2042		66	64
1.822% due 01/25/2037 ^		1,858	1,589
1.921% due 02/27/2034		189	186
2.017% due 12/25/2036 ^		563	494
2.163% due 10/25/2046		215	198
2.163% due 12/25/2046		879	822
2.463% due 06/25/2037		871	786
Washington Mutual Mortgage Loan Trust
1.311% due 05/25/2041		17	17
Wells Fargo Alternative Loan Trust
2.590% due 07/25/2037		11,707	9,914
Wells Fargo Mortgage-Backed Securities Trust
2.609% due 07/25/2036 ^		4,314	4,215
2.612% due 03/25/2036		446	445

Total Mortgage-Backed Securities (Cost $214,906)			216,294

ASSET-BACKED SECURITIES 4.7%
Ally Auto Receivables Trust
0.200% due 10/15/2015		10,279	10,279
0.480% due 02/15/2017		32,500	32,472
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.975% due 02/25/2034		2,201	1,982
Asset-Backed Funding Certificates Trust
0.390% due 01/25/2037		5,126	3,270
1.220% due 03/25/2034		7,213	5,765
Asset-Backed Securities Corp. Home Equity Loan Trust
0.720% due 09/25/2034		49	49
0.810% due 07/25/2035		500	456
Bacchus Ltd.
0.471% due 01/20/2019		1,002	1,002
Bear Stearns Asset-Backed Securities Trust
0.330% due 08/25/2036		3,337	2,894
0.440% due 06/25/2036		4,800	4,017
0.835% due 10/25/2035		4,800	3,862
Bumper NL Finance BV
1.276% due 02/23/2023	EUR	552	669
Cavalry CLO Ltd.
1.528% due 01/16/2024		$400	400

Citigroup Mortgage Loan Trust, Inc.
0.330% due 09/25/2036		7,622	5,297
0.770% due 09/25/2035		3,987	2,610
Cornerstone CLO Ltd.
0.451% due 07/15/2021		4,884	4,848
Countrywide Asset-Backed Certificates
5.195% due 10/25/2046 ^		4,183	3,633
Countrywide Asset-Backed Certificates Trust
0.520% due 04/25/2036		5,108	5,037
Countrywide Home Equity Loan Trust
0.381% due 12/15/2029		999	900
Credit Suisse Mortgage Capital Certificates
0.755% due 09/25/2037		9,543	8,499
Credit-Based Asset Servicing and Securitization LLC
0.215% due 11/25/2036		36	21
Duane Street CLO Ltd.
0.480% due 01/11/2021		1,389	1,380
Fremont Home Loan Trust
0.230% due 01/25/2037		18	9
GE Equipment Transportation LLC
0.200% due 06/23/2015		3,071	3,071
GM Financial Automobile Leasing Trust
0.250% due 09/21/2015		3,794	3,794
Gresham Capital CLO BV
0.534% due 07/18/2023	EUR	496	600
GSAMP Trust
0.410% due 12/25/2035		$5,490	5,024
Hillmark Funding Ltd.
0.481% due 05/21/2021		850	841
Long Beach Mortgage Loan Trust
0.730% due 10/25/2034		17	16
Morgan Stanley ABS Capital, Inc. Trust
0.420% due 03/25/2037		4,472	2,584
1.100% due 11/25/2034		1,400	1,315
Nash Point CLO
0.548% due 07/25/2022	EUR	760	917
National Collegiate Student Loan Trust
0.410% due 11/27/2028		$4,272	4,187
Panhandle-Plains Higher Education Authority, Inc.
1.385% due 10/01/2035		52	53
Residential Asset Mortgage Products Trust
0.330% due 02/25/2037		4,306	3,932
Residential Asset Securities Corp. Trust
0.320% due 08/25/2036		2,210	2,123
0.590% due 10/25/2035		1,000	846
SG Mortgage Securities Trust
0.350% due 02/25/2036		15,140	10,050
SLM Private Education Loan Trust
1.211% due 06/15/2023		762	765
3.411% due 05/16/2044		293	310
SLM Student Loan Trust
0.342% due 12/15/2023	EUR	1,813	2,155
Specialty Underwriting & Residential Finance Trust
0.455% due 12/25/2036		$4,900	3,833
SpringCastle America Funding LLC
2.700% due 05/25/2023		19,247	19,246
Structured Asset Investment Loan Trust
0.890% due 06/25/2035		20,000	16,552
Structured Asset Securities Corp. Mortgage Loan Trust
0.380% due 02/25/2037		7,690	6,824
0.490% due 05/25/2037		2,490	2,270
Venture CDO Ltd.
0.452% due 07/22/2021		596	587
Wood Street CLO BV
0.431% due 11/22/2021	EUR	345	415

Total Asset-Backed Securities (Cost $183,864)			191,661

SOVEREIGN ISSUES 9.6%
Autonomous Community of Valencia
4.375% due 07/16/2015		100	123
Export-Import Bank of Korea
4.000% due 01/29/2021		$4,700	5,043
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	14,600	17,887
2.250% due 05/15/2016		16,400	20,334
2.750% due 12/01/2015		10,900	13,480
3.000% due 11/01/2015		1,600	1,977
3.750% due 08/01/2015		3,600	4,441
3.750% due 04/15/2016		28,000	35,317
3.750% due 08/01/2016		8,100	10,307
4.500% due 07/15/2015		11,700	14,469
4.750% due 05/01/2017		44,900	59,600
5.250% due 08/01/2017		14,600	19,760

Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2015		5,600	6,748
Italy Certificati di Credito Del Tesoro
0.000% due 04/29/2016		21,900	26,341
Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,000	2,056
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	5,799	443
4.750% due 06/14/2018		89,100	6,033
5.000% due 06/16/2016 (c)		11,703	845
Qatar Government International Bond
5.250% due 01/20/2020		$3,600	4,050
Slovenia Government International Bond
5.250% due 02/18/2024		5,200	5,740
Spain Government International Bond
2.750% due 10/31/2024	EUR	2,800	3,739
3.150% due 01/31/2016		4,100	5,114
3.300% due 07/30/2016		40,500	51,202
3.750% due 10/31/2015		23,900	29,708
3.800% due 01/31/2017		5,100	6,600
4.250% due 10/31/2016		31,800	41,163

Total Sovereign Issues (Cost $437,763)			392,520

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		80,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.7%
CERTIFICATES OF DEPOSIT 3.3%
Banco Bilbao Vizcaya Argentaria S.A.
0.981% due 10/23/2015		$1,100	1,099
1.082% due 05/16/2016		8,000	7,995
Bank of Nova Scotia
0.000% due 02/10/2015	CAD	36,200	31,117
Credit Suisse
0.465% due 03/17/2015		$2,300	2,300
0.475% due 03/31/2015		32,600	32,600
Intesa Sanpaolo SpA
1.650% due 04/07/2015		31,100	31,175
Royal Bank of Canada
1.370% due 05/07/2015	CAD	33,800	28,880

			135,166

COMMERCIAL PAPER 0.1%
Ford Motor Credit Co.
0.630% due 02/02/2015		$4,700	4,698
Vodafone Group PLC
0.600% due 06/29/2015		1,300	1,297

			5,995

REPURCHASE AGREEMENTS (e) 0.0%			1,275

SHORT-TERM NOTES 0.2%
Porsche Innovative Lease Owner Trust
0.190% due 09/21/2015		7,898	7,896

JAPAN TREASURY BILLS 2.5%
(0.005%) due 01/08/2015 - 03/10/2015 (b)	JPY	12,280,000	102,522

MEXICO TREASURY BILLS 2.3%
2.983% due 01/22/2015 - 03/05/2015 (b)	MXN	1,401,157	94,736

SLOVENIA TREASURY BILLS 0.1%
0.761% due 04/09/2015	EUR	1,800	2,178

U.S. TREASURY BILLS 0.2%
0.052% due 04/16/2015 - 05/28/2015 (b)(f)(i)(k)	$10,771	10,770

Total Short-Term Instruments (Cost $387,097)		360,538

Total Investments in Securities (Cost $3,759,329)		3,689,355

	SHARES
INVESTMENTS IN AFFILIATES 18.5%
SHORT-TERM INSTRUMENTS 18.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.5%
PIMCO Short-Term Floating NAV Portfolio	1,896	19
PIMCO Short-Term Floating NAV Portfolio III	76,362,086	756,901

Total Short-Term Instruments (Cost $761,360)		756,920

Total Investments in Affiliates (Cost $761,360)		756,920

Total Investments 108.6% (Cost $4,520,689)		$4,446,275
Financial Derivative Instruments (g)(j) 6.4% (Cost or Premiums, net $(11,558))		263,665
Other Assets and Liabilities, net (15.0%)		(616,174)

Net Assets 100.0%		$4,093,766

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$1,275	Fannie Mae 2.260% due 10/17/2022	$(1,301)	$1,275	$1,275

Total Repurchase Agreements						$(1,301)	$1,275	$1,275

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.150%	12/31/2014	01/07/2015	$(27,064)	$(27,064)
JPS	0.250%	12/29/2014	01/05/2015	(24,948)	(24,949)
	0.420%	12/30/2014	01/06/2015	(39,949)	(39,947)

Total Reverse Repurchase Agreements					$(91,960)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	(0.090%)	01/02/2015	01/09/2015	$(5,915)	$(5,917)
	(0.030%)	01/02/2015	01/09/2015	(7,946)	(7,950)
	(0.010%)	01/05/2015	01/12/2015	(35,097)	(35,116)

Total Sale-Buyback Transactions					$(48,983)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $12,366 at a weighted average interest rate of (0.188%).
(3)	Payable for sale-buyback transactions includes $26 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	01/01/2045	$600	$(620)	$(625)
Fannie Mae	3.500%	02/01/2045	44,000	(45,597)	(45,728)
Fannie Mae	4.000%	01/01/2045	348,000	(369,310)	(371,312)
Fannie Mae	4.000%	02/01/2045	469,900	(499,191)	(500,092)
Fannie Mae	4.000%	03/12/2045	40,000	(42,450)	(42,451)
Fannie Mae	5.000%	01/01/2045	8,000	(8,850)	(8,850)

Total Short Sales				$(966,018)	$(969,058)

(f)	Securities with an aggregate market value of $144,151 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$103.000	01/23/2015	1,074	$9	$17
Put - CBOT U.S. Treasury 10-Year Note February Futures	104.000	01/23/2015	56	0	1
Put - CBOT U.S. Treasury 10-Year Note February Futures	105.000	01/23/2015	1,850	16	30
Put - CBOT U.S. Treasury 10-Year Note February Futures	107.000	01/23/2015	575	0	9
Put - CBOT U.S. Treasury 10-Year Note February Futures	110.000	01/23/2015	223	0	4
Put - CBOT U.S. Treasury 10-Year Note February Futures	112.000	01/23/2015	669	0	11
Put - CBOT U.S. Treasury 10-Year Note February Futures	114.000	01/23/2015	58	0	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	97.000	02/20/2015	1,777	15	28
Put - CBOT U.S. Treasury 10-Year Note March Futures	100.000	02/20/2015	1,854	16	29

				$56	$130

Total Purchased Options				$56	$130

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,950.000	01/17/2015	204	$(242)	$(132)

Total Written Options				$(242)	$(132)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	3,397	$(835)	$43	$0
90-Day Eurodollar December Futures	Short	12/2016	3,397	706	0	(127)
90-Day Eurodollar June Futures	Short	06/2015	314	27	0	(4)
Euro-Bund 10-Year Bond March Futures	Short	03/2015	8	(21)	0	(1)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	6,027	2,460	1,318	0

Total Futures Contracts				$2,337	$1,361	$(132)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	(1.000%)	06/20/2019	$6,400	$(117)	$4	$ 0	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019		$182,100	$11,569	$(275)	$178	$0
CDX.IG-22 5-Year Index	1.000%	06/20/2019		81,400	1,490	180	14	0
CDX.IG-23 5-Year Index	1.000%	12/20/2019		2,222,600	36,216	1,575	181	0
iTraxx Europe 22 5-Year Index	1.000%	12/20/2019	EUR	404,500	8,995	(38)	0	(586)

					$58,270	$1,442	$373	$(586)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	06/17/2018		$772,600	$(3,072)	$(1,110)	$0	$(132)
Receive	3-Month USD-LIBOR	2.250%	12/17/2019		305,500	(7,339)	(1,085)	0	(243)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		1,705,800	(53,253)	(19,981)	0	(1,790)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		30,500	(5,182)	(6,488)	0	(47)
Pay	6-Month AUD-BBR-BBSW	3.250%	09/21/2017	AUD	90,200	674	578	156	0
Pay	6-Month AUD-BBR-BBSW	3.500%	12/20/2018		18,000	108	109	11	0
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2019		629,100	13,771	12,300	2,679	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/17/2019		83,400	3,433	2,041	361	0
Pay	6-Month AUD-BBR-BBSW	3.000%	06/17/2020		142,800	1,472	609	679	0
Receive	6-Month AUD-BBR-BBSW	3.750%	12/17/2024		262,100	(11,274)	(10,775)	0	(1,895)
Receive	6-Month AUD-BBR-BBSW	3.500%	06/17/2025		77,800	(1,605)	(504)	0	(579)
Pay	6-Month EUR-EURIBOR	1.008%	11/14/2024	EUR	89,700	2,279	2,278	114	0
Pay	6-Month EUR-EURIBOR	1.250%	03/18/2025		126,800	6,092	3,328	168	0
Receive	6-Month EUR-EURIBOR	1.750%	11/14/2044		35,400	(3,186)	(3,186)	0	(134)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		84,800	(13,672)	(9,309)	0	(334)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022	GBP	52,600	(1,681)	(1,169)	0	(251)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	15,300	28	(7)	0	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017		171,000	146	(39)	13	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		21,000	37	(7)	2	0
Pay	28-Day MXN-TIIE	5.000%	06/11/2018		23,300	7	(2)	3	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		207,400	(89)	(56)	56	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021		107,400	(39)	(39)	30	0
Pay	28-Day MXN-TIIE	5.750%	09/02/2022		9,000	(4)	(3)	3	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		136,400	162	99	68	0
Pay	28-Day MXN-TIIE	6.810%	06/19/2034		48,900	(25)	11	28	0

						$(72,212)	$(32,407)	$4,371	$(5,405)

Total Swap Agreements						$(14,059)	$(30,961)	$4,744	$(5,992)

(h)	Securities with an aggregate market value of $6,066 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(i)	Securities with an aggregate market value of $113,831 and cash of $8,762 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2015	AUD	136,969		$117,159	$5,337	$0
BOA	01/2015		41,323		35,624	1,888	0
	01/2015	NZD	36,406		28,427	122	(94)
	01/2015		$36,246	EUR	29,219	0	(889)
	01/2015		59,085	GBP	37,811	0	(152)
	02/2015	EUR	1,625		$2,026	59	0
	02/2015	GBP	37,811		59,070	151	0
	02/2015	JPY	140,001		1,308	138	0
	02/2015	NOK	141,430		20,254	1,299	0
	02/2015		$20,685	NOK	140,675	0	(1,831)
	03/2015	JPY	2,930,272		$27,359	2,882	0
	05/2015	CAD	33,346		30,379	1,757	0
	06/2015	EUR	16,763		22,791	2,476	0
	06/2015		$1,231	EUR	942	0	(89)
	06/2016	EUR	47,448		$64,963	6,870	0
	06/2016		$2,775	EUR	2,055	0	(260)
BPS	01/2015	AUD	3,966		$3,315	77	0
	01/2015	BRL	54,220		20,412	15	0
	01/2015	MXN	699,245		52,747	5,402	0
	01/2015		$20,869	BRL	54,220	0	(471)
	01/2015		7,217	EUR	5,837	0	(154)
	02/2015	DKK	1,685		$278	4	0
	02/2015	MXN	349,849		26,343	2,684	0
	02/2015		$20,705	MXN	275,524	0	(2,066)
	03/2015	MXN	113,579		$8,487	818	0
	06/2015	EUR	7,559		10,251	1,090	0
	06/2015		$20,272	EUR	15,117	0	(1,951)
BRC	02/2015		1,284	MXN	17,453	0	(103)
	06/2015	EUR	9,566		$12,996	1,403	0
	06/2015		$1,957	EUR	1,482	0	(160)
	06/2016	EUR	8,931		$12,281	1,341	0
CBK	01/2015	JPY	88,100		744	8	0
	01/2015		$80,790	EUR	65,275	0	(1,804)
	01/2015		47,432	JPY	5,727,458	384	0
	02/2015	CAD	35,853		$32,730	1,896	0
	02/2015	CHF	1,623		1,657	23	0
	02/2015	JPY	5,727,458		47,444	0	(384)
	02/2015	MXN	228,866		17,312	1,828	0
	02/2015		$3,322	INR	207,625	0	(69)
	02/2015		18,455	MXN	252,462	0	(1,375)
	03/2015	CAD	107,545		$93,288	843	0
	06/2015	EUR	8,253		11,282	1,280	0
	06/2015		$7,005	EUR	5,295	0	(588)
DUB	01/2015	BRL	54,220		$21,072	675	0
	01/2015	EUR	9,209		11,300	156	0
	01/2015		$20,412	BRL	54,220	0	(15)
	01/2015		387,279	EUR	317,859	0	(2,654)
	02/2015	EUR	317,859		$387,394	2,650	0
	06/2015		$5,867	EUR	4,512	0	(398)
	07/2015		19,985	BRL	54,220	0	(588)
	02/2016	EUR	4,950		$6,661	633	0
	06/2016		4,915		6,730	712	0
	06/2016		$7,507	EUR	5,554	0	(707)
FBF	01/2015	GBP	36,493		$57,286	408	0
	01/2015	JPY	9,191,029		84,462	7,729	0
	02/2015		$17,597	INR	1,098,053	0	(392)
	06/2015	EUR	13,793		$18,721	2,005	0
	06/2015		$26,446	EUR	19,734	0	(2,529)
GLM	01/2015	AUD	106,346		$88,507	1,686	0
	01/2015	EUR	63,369		78,446	1,767	0
	01/2015	ILS	370		93	0	(2)
	01/2015	SGD	343		259	0	0
	01/2015		$32,426	AUD	37,357	0	(1,928)
	01/2015		33,060	NZD	42,247	0	(105)
	02/2015	MXN	39,083		$2,882	238	0
	02/2015		$37,906	INR	2,385,929	0	(521)
	06/2015		10,059	EUR	7,564	0	(891)
HUS	01/2015		25,715	AUD	30,769	0	(595)
	01/2015		17,852	GBP	11,364	0	(140)
	01/2015		43,792	JPY	5,181,900	0	(531)
JPM	01/2015	GBP	12,682		$19,844	78	0
	01/2015	JPY	936,700		7,747	0	(73)
	01/2015		$2,722	AUD	3,275	0	(49)
	01/2015		2,759	EUR	2,244	0	(43)
	01/2015		8,159	NZD	10,460	0	0
	01/2015		18,070	ZAR	200,618	0	(796)
	01/2015	ZAR	205,412		$18,595	909	0
	02/2015	INR	14,800		236	4	0
	02/2015	MXN	17,908		1,243	31	0
	02/2015	SEK	4,120		543	14	0
	02/2015		$1,087	EUR	889	0	(11)
	02/2015		3,215	MXN	46,946	0	(39)
	06/2015		13,193	EUR	9,867	0	(1,234)
MSB	01/2015	EUR	347,856		$432,296	11,373	0
	02/2015		$1,070	GBP	687	1	0
	06/2015	EUR	11,681		$16,013	1,856	0
	06/2016		12,541		17,248	1,895	0
NAB	06/2015		18,909		25,672	2,756	0
	06/2016		27,262		37,433	4,049	0
	07/2016		25,501		34,595	3,319	0
NGF	02/2015	HKD	4,016		518	0	0
RBC	02/2015	MXN	73,847		5,222	226	0
SCX	01/2015		$177,345	AUD	217,203	0	(21)
	02/2015	AUD	217,203		$176,970	19	0
SOG	01/2015	NZD	16,301		12,661	0	(55)
	02/2015		$12,625	NZD	16,301	56	0
SSB	01/2015		0	JPY	4	0	0
UAG	01/2015	JPY	9,884,558		$83,597	1,075	0
	06/2015		$3,498	EUR	2,654	0	(281)

Total Forward Foreign Currency Contracts						$88,395	$(27,038)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC CDX.IG-23 5-Year Index	Sell	0.700%	03/18/2015	$35,000	$80	$119
FBF	Put - OTC CDX.IG-23 5-Year Index	Buy	1.500%	02/18/2015	100,000	10	4
JPM	Put - OTC CDX.IG-23 5-Year Index	Buy	1.300%	02/18/2015	115,000	12	8
	Put - OTC CDX.IG-23 5-Year Index	Buy	1.700%	02/18/2015	300,000	30	4

						$132	$135

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC AUD versus USD		$0.965	03/06/2015	AUD	131,000	$11	$1
	Call - OTC EUR versus USD		1.380	03/13/2015	EUR	16,000	2	0
	Put - OTC USD versus JPY	JPY	93.000	02/24/2015		$47,000	5	0
HUS	Put - OTC USD versus CAD	CAD	1.045	02/02/2015		30,000	3	0
	Call - OTC USD versus CNH	CNH	6.310	12/03/2015		54,015	679	942
	Call - OTC USD versus CNY	CNY	6.250	12/02/2015		52,710	577	959
MSB	Call - OTC AUD versus USD		$0.970	02/24/2015	AUD	90,000	7	0
	Call - OTC EUR versus USD		1.410	02/19/2015	EUR	39,000	5	0

							$1,289	$1,902

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	$321,400	$729	$550
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	168,200	347	306
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.460%	11/27/2017	16,000	1,227	917
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.525%	11/27/2017	19,600	1,699	1,046
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	11/27/2017	26,500	1,934	1,376
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	637,800	1,841	1,090
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.113%	12/16/2015	431,600	1,142	723
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/09/2015	61,900	3,435	6,354
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/24/2015	62,300	3,364	6,429
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	10/27/2017	80,900	5,768	4,091

							$21,486	$22,882

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC Fannie Mae 4.000% due 01/01/2045	$109.063	01/07/2015	$312,000	$12	$0
	Call - OTC Fannie Mae 4.000% due 02/01/2045	111.500	02/05/2015	150,000	6	0
JPM	Call - OTC Fannie Mae 4.000% due 02/01/2045	118.000	02/05/2015	70,500	3	0

					$21	$0

Straddle Options

Counterparty	Description	Exercise Level(1)	Expiration Date	Notional Amount	Cost (1)	Market Value
BOA	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/06/2015	$9,000	$734	$795
	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/19/2015	3,400	277	300

					$1,011	$1,095

Total Purchased Options					$23,939	$26,014

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	0.950%	03/18/2015		$35,000	$(84)	$(31)
	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	03/18/2015		34,200	(74)	(25)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	10,300	(20)	(12)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		10,300	(17)	(2)
BRC	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		$20,800	(12)	(4)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		68,900	(81)	(19)
CBK	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		9,300	(5)	(2)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		9,300	(13)	(2)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	02/18/2015		55,800	(84)	(59)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	21,900	(37)	(26)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		10,200	(20)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		11,700	(28)	(1)
FBF	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	01/21/2015		$31,600	(32)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	01/21/2015	EUR	9,400	(5)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		18,800	(8)	(3)
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		31,400	(38)	(37)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		31,400	(86)	(2)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		24,100	(18)	(17)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		24,100	(45)	(42)
JPM	Put - OTC CDX.IG-23 5-Year Index	Sell	0.750%	01/21/2015		$3,700	(4)	(2)
	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	02/18/2015		31,900	(16)	(21)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.900%	02/18/2015		31,900	(53)	(18)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	03/18/2015		55,800	(100)	(80)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	15,700	(22)	(18)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		15,700	(44)	(1)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		28,400	(26)	(20)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		28,400	(49)	(50)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		400	(1)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		400	(1)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		21,000	(25)	(20)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		21,000	(39)	(20)

							$(1,087)	$(541)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus USD		$0.795	01/16/2015	AUD	18,900	$(59)	$(29)
	Put - OTC GBP versus JPY	JPY	181.200	02/13/2015	GBP	8,610	(95)	(69)
	Call - OTC GBP versus JPY		193.500	02/13/2015		8,610	(90)	(43)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$500	(4)	(3)
	Call - OTC USD versus BRL		2.815	02/12/2015		500	(4)	(3)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		1,600	(89)	(23)
BPS	Put - OTC USD versus MXN	MXN	14.200	02/12/2015		19,750	(121)	(23)
	Call - OTC USD versus MXN		15.100	02/12/2015		19,750	(121)	(141)
CBK	Put - OTC EUR versus AUD	AUD	1.425	01/22/2015	EUR	33,801	(243)	(17)
	Call - OTC EUR versus AUD		1.465	01/22/2015		33,801	(360)	(717)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$2,800	(25)	(19)
	Call - OTC USD versus BRL		2.815	02/12/2015		2,800	(23)	(18)
	Put - OTC USD versus MXN	MXN	13.350	02/04/2015		9,700	(44)	0
DUB	Put - OTC AUD versus JPY	JPY	93.870	02/13/2015	AUD	22,220	(119)	(77)
	Call - OTC AUD versus JPY		100.500	02/13/2015		22,220	(129)	(71)
FBF	Put - OTC AUD versus NZD	NZD	1.095	02/04/2015		16,300	(84)	(607)
	Put - OTC AUD versus USD		$0.795	01/16/2015		23,563	(92)	(36)
	Put - OTC EUR versus CAD	CAD	1.400	02/05/2015	EUR	14,800	(113)	(159)
	Call - OTC EUR versus CAD		1.460	02/05/2015		14,800	(126)	(28)
GLM	Put - OTC AUD versus NZD	NZD	1.105	02/04/2015	AUD	6,100	(30)	(273)
HUS	Call - OTC USD versus CNH	CNH	6.492	12/03/2015		$54,015	(335)	(505)
	Call - OTC USD versus CNY	CNY	6.500	12/02/2015		52,710	(208)	(403)
JPM	Put - OTC EUR versus JPY	JPY	142.000	02/09/2015	EUR	14,300	(128)	(112)
	Call - OTC EUR versus JPY		151.300	02/09/2015		14,300	(116)	(34)
	Put - OTC GBP versus AUD	AUD	1.830	02/05/2015	GBP	11,900	(162)	(16)
	Call - OTC GBP versus AUD		1.885	02/05/2015		11,900	(162)	(380)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$11,400	(103)	(77)
	Call - OTC USD versus BRL		2.815	02/12/2015		11,400	(97)	(72)

							$(3,282)	$(3,955)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$(1)
	Floor - OTC CPURNSA Index	TBD	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	500	(7)	0

						$(18)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		$16,000	$(69)	$(135)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		16,000	(75)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		34,700	(377)	(442)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		66,300	(806)	(1,158)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		67,200	(1,227)	(1,001)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		82,300	(1,698)	(1,160)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		111,400	(1,936)	(1,537)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.650%	01/22/2015	GBP	17,000	(117)	(270)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.000%	01/22/2015		17,000	(91)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		$131,400	(1,858)	(2,295)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		339,900	(5,827)	(4,539)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/12/2020)	3-Month USD-LIBOR	Receive	3.410%	11/09/2015		224,600	(3,446)	(5,926)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/27/2020)	3-Month USD-LIBOR	Receive	3.410%	11/24/2015		226,100	(3,395)	(6,009)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		40,300	(184)	(341)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		40,300	(204)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		93,800	(1,141)	(871)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	01/07/2015		43,700	(422)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	02/06/2015		43,900	(577)	(10)

								$(23,450)	$(25,698)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC BNP Paribas Equity Index	$0.000	02/05/2015	$83,000	$(58)	$(58)

Total Written Options					$(27,895)	$(30,253)

Swap Agreements:

Correlation Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Correlation	Correlation Asset	Correlation Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	USD-BRL versus EUR-BRL	81.50%	04/24/2015	$600	$0	$(13)	$0	$(13)
	Receive	USD-BRL versus EUR-BRL	80.00%	04/27/2015	1,100	0	(25)	0	(25)
GLM	Receive	USD-BRL versus EUR-BRL	81.00%	04/24/2015	500	0	(12)	0	(12)
						$0	$(50)	$0	$(50)

Credit Default Swaps on Sovereign Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BOA	Venezuela Government International Bond	(5.000%	)	09/20/2019	42.022%	$100	$31	$24	$55	$0
BRC	Venezuela Government International Bond	(5.000%	)	06/20/2015	53.467%	200	24	15	39	0
HUS	Venezuela Government International Bond	(5.000%	)	09/20/2019	42.022%	100	31	24	55	0
JPM	Venezuela Government International Bond	(5.000%	)	09/20/2019	42.022%	100	30	26	56	0

							$116	$89	$205	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.950%	04/20/2016	1.032%	$300	$0	$5	$5	$0
	Brazil Government International Bond	1.000%	12/20/2016	1.204%	13,300	(154)	105	0	(49)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%	9,100	(130)	(265)	0	(395)
	General Electric Capital Corp.	1.000%	09/20/2016	0.358%	2,400	(56)	83	27	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%	6,300	(113)	84	0	(29)
	Mexico Government International Bond	1.000%	12/20/2018	0.820%	1,800	(4)	17	13	0
	Republic of Korea	1.000%	09/20/2022	0.756%	1,000	14	3	17	0
BPS	China Government International Bond	1.000%	12/20/2019	0.821%	58,000	364	149	513	0
	Republic of Korea	1.000%	09/20/2022	0.756%	500	8	1	9	0
BRC	Brazil Government International Bond	1.000%	03/20/2016	0.995%	300	(2)	2	0	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%	800	(1)	0	0	(1)
	General Electric Capital Corp.	1.000%	09/20/2016	0.358%	1,800	20	0	20	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.450%	500	(8)	13	5	0
	Italy Government International Bond	1.000%	09/20/2019	1.155%	400	0	(3)	0	(3)
	Mexico Government International Bond	1.000%	03/20/2015	0.370%	500	(11)	12	1	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%	12,300	(110)	(247)	0	(357)
CBK	Berkshire Hathaway Finance Corp.	1.000%	09/20/2016	0.192%	1,400	(10)	30	20	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%	8,700	(105)	(273)	0	(378)
	Italy Government International Bond	1.000%	06/20/2017	0.722%	4,000	23	5	28	0
	Mexico Government International Bond	1.000%	03/20/2015	0.370%	400	(9)	10	1	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%	7,900	(92)	(137)	0	(229)
DUB	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.192%	1,000	16	(1)	15	0
	China Government International Bond	1.000%	12/20/2019	0.821%	20,800	148	36	184	0
	Export-Import Bank of China	1.000%	06/20/2017	0.578%	100	(4)	5	1	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.261%	1,200	15	(8)	7	0
	Italy Government International Bond	1.000%	09/20/2016	0.574%	800	6	0	6	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%	5,500	(90)	76	0	(14)
	Italy Government International Bond	1.000%	06/20/2019	1.114%	4,200	(54)	35	0	(19)
	Italy Government International Bond	1.000%	09/20/2019	1.155%	1,600	(1)	(10)	0	(11)
	JPMorgan Chase & Co.	1.000%	09/20/2016	0.282%	1,800	23	0	23	0
	Mexico Government International Bond	1.000%	03/20/2016	0.437%	800	(6)	12	6	0
	Mexico Government International Bond	1.000%	06/20/2016	0.487%	1,900	5	10	15	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%	600	(7)	(10)	0	(17)
	Spain Government International Bond	1.000%	06/20/2019	0.749%	14,000	(4)	160	156	0
FBF	Brazil Government International Bond	1.000%	06/20/2016	1.089%	1,700	(2)	1	0	(1)
	Mexico Government International Bond	1.000%	12/20/2018	0.820%	9,700	(24)	94	70	0
GST	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%	2,300	(29)	(71)	0	(100)
	Italy Government International Bond	1.000%	06/20/2017	0.722%	800	5	1	6	0
	Japan Government International Bond	1.000%	12/20/2015	0.162%	2,800	(26)	50	24	0
	MetLife, Inc.	1.000%	03/20/2015	0.084%	2,000	(121)	125	4	0
	Mexico Government International Bond	1.000%	03/20/2016	0.437%	7,100	(219)	270	51	0
HUS	Brazil Government International Bond	1.000%	06/20/2015	0.788%	300	(8)	9	1	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%	600	(6)	7	1	0
	Brazil Government International Bond	1.000%	03/20/2016	0.995%	500	(2)	2	0	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%	5,800	(155)	149	0	(6)
	Brazil Government International Bond	1.000%	12/20/2019	1.937%	2,500	(76)	(32)	0	(108)
	China Government International Bond	1.000%	12/20/2019	0.821%	15,800	129	10	139	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.450%	200	(3)	5	2	0
	Italy Government International Bond	1.000%	09/20/2016	0.574%	1,500	11	0	11	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%	5,500	(92)	79	0	(13)
	Italy Government International Bond	1.000%	06/20/2019	1.114%	1,800	(13)	5	0	(8)
	Mexico Government International Bond	1.000%	12/20/2016	0.549%	100	1	0	1	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%	600	(1)	6	5	0
JPM	Brazil Government International Bond	1.000%	06/20/2015	0.788%	1,000	(11)	12	1	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%	100	(1)	1	0	0
	China Government International Bond	1.000%	12/20/2019	0.821%	77,000	555	126	681	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	7.210%	5,200	(308)	7	0	(301)
	Spain Government International Bond	1.000%	06/20/2019	0.749%	11,700	(6)	136	130	0
MYC	Brazil Government International Bond	1.000%	12/20/2019	1.937%	19,800	(602)	(251)	0	(853)
	Italy Government International Bond	1.000%	06/20/2017	0.722%	2,300	8	8	16	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%	2,800	(46)	39	0	(7)
	Mexico Government International Bond	1.000%	03/20/2016	0.437%	1,400	(9)	19	10	0
	Republic of Korea	1.000%	09/20/2022	0.756%	200	3	0	3	0
SOG	United Kingdom Gilt	1.000%	03/20/2015	0.035%	300	1	(1)	0	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.789%	500	(5)	6	1	0

						$(1,381)	$711	$2,229	$(2,899)

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$41,753	$(8,249)	$(45)	$0	$(8,294)
	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	2,200	295	14	309	0
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	4,136	242	(256)	0	(14)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	2,200	294	15	309	0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	846	110	(113)	0	(3)
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	675	0	9	9	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	9,400	681	(714)	0	(33)
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	1,543	0	21	21	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	658	74	(76)	0	(2)

					$(6,553)	$(1,145)	$648	$(8,346)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	1,650	$(1)	$150	$149	$0
	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	2,200	2	(54)	0	(52)
	Pay	1-Year BRL-CDI	11.160%	01/04/2021		83,400	(201)	(633)	0	(834)
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	830	6	69	75	0
	Pay	1-Year BRL-CDI	11.600%	01/02/2015	BRL	636,500	0	7	7	0
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		224,000	100	(756)	0	(656)
	Pay	1-Year BRL-CDI	11.160%	01/04/2021		184,500	(310)	(1,535)	0	(1,845)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		11,800	34	(15)	19	0
DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017		1,000	4	(28)	0	(24)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		123,300	397	(790)	0	(393)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		86,200	(30)	167	137	0
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	400	6	(3)	3	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		1,040	1	95	96	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		444	(2)	11	9	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		500	4	34	38	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	27,400	112	(200)	0	(88)
GLM	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	820	1	73	74	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		2,276	(5)	52	47	0
	Pay	1-Month GBP-UKRPI	3.510%	12/15/2044		1,300	0	81	81	0
	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	1,200	0	(30)	0	(30)
HUS	Pay	1-Year BRL-CDI	8.950%	01/02/2017	BRL	2,300	0	(59)	0	(59)
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	200	0	0	0	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		3,000	(1)	6	5	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		43,500	(70)	82	12	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	0
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	700	5	48	53	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023	MXN	18,000	(46)	51	5	0
MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044	GBP	820	1	74	75	0
	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	93,200	245	(97)	148	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018	MXN	15,200	(25)	29	4	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	1,600	0	(41)	0	(41)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		29,800	103	(198)	0	(95)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		8,100	16	(3)	13	0
	Pay	28-Day MXN-TIIE	5.630%	10/11/2021	MXN	661,200	57	(290)	0	(233)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		5,000	(1)	(1)	0	(2)

							$402	$(3,704)	$1,050	$(4,352)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	ERAUSLT Index	254,601	1-Month USD-LIBOR plus a specified spread	01/15/2015	$55,304		$2,458	$2,458	$0
	Receive	ERAUSLT Index	1,479,023	1-Month USD-LIBOR plus a specified spread	05/29/2015	334,540		967	967	0
BPS	Receive	ERAUSLT Index	1,587,684	1-Month USD-LIBOR plus a specified spread	06/15/2015	330,904		29,324	29,324	0
	Receive	ERAUSLT Index	486,634	1-Month USD-LIBOR plus a specified spread	12/01/2015	107,400		3,010	3,010	0
BRC	Receive	ERAUSLT Index	5,642,270	1-Month USD-LIBOR plus a specified spread	04/28/2015	1,177,247		102,651	102,651	0
CBK	Receive	ERAUSLT Index	651,775	1-Month USD-LIBOR plus a specified spread	10/15/2015	141,579		6,300	6,300	0
DUB	Receive	ERAUSLT Index	823,866	1-Month USD-LIBOR plus a specified spread	08/27/2015	186,350		537	537	0
	Receive	ERAUSLT Index	1,143,109	1-Month USD-LIBOR plus a specified spread	10/30/2015	258,560		741	741	0
JPM	Receive	ERAUSLT Index	1,680,183	1-Month USD-LIBOR plus a specified spread	01/15/2015	364,969		16,221	16,221	0
	Receive	ERAUSLT Index	1,479,728	1-Month USD-LIBOR plus a specified spread	02/17/2015	301,686		34,031	34,031	0
	Receive	ERAUSLT Index	1,793,813	1-Month USD-LIBOR plus a specified spread	04/15/2015	389,652		17,339	17,339	0
	Receive	ERAUSLT Index	863,334	1-Month USD-LIBOR plus a specified spread	11/20/2015	191,330		4,504	4,504	0

								$218,083	$218,083	$0

Total Swap Agreements							$(7,416)	$213,984	$222,215	$(15,647)

(7)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $2,656 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$12,024	$0	$12,024
Corporate Bonds & Notes
Banking & Finance	0	834,332	4,418	838,750
Industrials	0	244,089	0	244,089
Utilities	0	123,578	0	123,578
Municipal Bonds & Notes
New York	0	13,200	0	13,200
Ohio	0	1,878	0	1,878
U.S. Government Agencies	0	277,716	0	277,716
U.S. Treasury Obligations	0	1,017,107	0	1,017,107
Mortgage-Backed Securities	0	204,732	11,562	216,294
Asset-Backed Securities	0	191,661	0	191,661
Sovereign Issues	0	392,520	0	392,520
Short-Term Instruments
Certificates of Deposit	0	135,166	0	135,166
Commercial Paper	0	5,995	0	5,995
Repurchase Agreements	0	1,275	0	1,275
Short-Term Notes	0	7,896	0	7,896
Japan Treasury Bills	0	102,522	0	102,522
Mexico Treasury Bills	0	94,736	0	94,736
Slovenia Treasury Bills	0	2,178	0	2,178
U.S. Treasury Bills	0	10,770	0	10,770
	$0	$3,673,375	$15,980	$3,689,355

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$756,920	$0	$0	$756,920

Total Investments	$756,920	$3,673,375	$15,980	$4,446,275

Short Sales, at Value - Liabilities

U.S. Government Agencies	$0	$(969,058)	$0	$(969,058)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,361	4,874	0	6,235

Over the counter	0	336,624	0	336,624

	$1,361	$341,498	$0	$342,859

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(132)	(6,124)	0	(6,256)
Over the counter	0	(72,880)	(58)	(72,938)

	$(132)	$(79,004)	$(58)	$(79,194)

Totals	$758,149	$2,966,811	$15,922	$3,740,882
There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Strategy Bond Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.9%
AUSTRALIA 0.8%
SOVEREIGN ISSUES 0.8%
Australia Government Bond
2.750% due 10/21/2019	AUD	20,600	$17,194

Total Australia (Cost $19,043)			17,194

BAHRAIN 0.2%
SOVEREIGN ISSUES 0.2%
Bahrain Government International Bond
5.500% due 03/31/2020		$4,000	4,295

Total Bahrain (Cost $3,948)			4,295

BELGIUM 0.5%
CORPORATE BONDS & NOTES 0.5%
KBC Bank NV
8.000% due 01/25/2023		$10,400	11,700

Total Belgium (Cost $11,326)			11,700

BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
Qtel International Finance Ltd.
3.375% due 10/14/2016		$1,000	1,029
4.750% due 02/16/2021		1,000	1,079
5.000% due 10/19/2025		200	216
7.875% due 06/10/2019		1,850	2,260

Total Bermuda (Cost $4,426)			4,584

BRAZIL 2.2%
CORPORATE BONDS & NOTES 0.7%
CSN Islands Corp.
6.875% due 09/21/2019		$1,580	1,473
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		1,500	1,500
5.650% due 03/19/2022		6,850	6,953
Petrobras Global Finance BV
6.250% due 03/17/2024		6,400	6,106
Vale Overseas Ltd.
6.250% due 01/11/2016		30	31

			16,063

SOVEREIGN ISSUES 1.5%
Brazil Government International Bond
5.000% due 01/27/2045		7,500	7,388
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025	BRL	75,260	24,798

			32,186

Total Brazil (Cost $53,576)			48,249

CANADA 0.7%
BANK LOAN OBLIGATIONS 0.1%
Novelis, Inc.
3.750% due 03/10/2017		$1,920	1,905

SOVEREIGN ISSUES 0.6%
Canada Government International Bond
3.000% due 12/01/2036 (b)	CAD	9,413	12,156
4.000% due 06/01/2041		200	229

			12,385

Total Canada (Cost $14,136)			14,290

CAYMAN ISLANDS 0.7%
ASSET-BACKED SECURITIES 0.2%
BlackRock Senior Income
0.471% due 04/20/2019		$404	400
Dryden Senior Loan Fund
1.401% due 01/15/2022		3,400	3,394
Galaxy CLO Ltd.
0.474% due 04/25/2019		204	204
Mountain View Funding CLO Ltd.
0.491% due 04/15/2019		363	361
MSIM Peconic Bay Ltd.
0.511% due 07/20/2019		58	58

			4,417

CORPORATE BONDS & NOTES 0.5%
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		2,854	2,568
6.750% due 10/01/2022		1,697	1,556
Tencent Holdings Ltd.
3.375% due 05/02/2019		6,000	6,105

			10,229

Total Cayman Islands (Cost $14,641)			14,646

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.800% due 01/03/2016	CNY	101	17
5.840% due 01/03/2019		2,730	471
China Government International Bond
3.290% due 04/18/2020		1,840	293
3.320% due 06/12/2015		360	58
3.380% due 05/23/2023		900	142
4.080% due 08/22/2023		900	150

Total China (Cost $1,086)			1,131

COLOMBIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Ecopetrol S.A.
5.875% due 05/28/2045		$7,600	7,068

Total Colombia (Cost $7,606)			7,068

FRANCE 5.1%
CORPORATE BONDS & NOTES 2.2%
Banque PSA Finance S.A.
3.875% due 01/14/2015	EUR	3,700	4,480
4.000% due 06/24/2015		3,450	4,238
4.250% due 02/25/2016		8,000	10,042
4.875% due 09/25/2015		6,400	7,963
BPCE S.A.
4.625% due 07/11/2024		$13,500	13,131
Credit Agricole S.A.
6.500% due 06/23/2021 (c)	EUR	6,300	7,770

			47,624

SOVEREIGN ISSUES 2.9%
Caisse Francaise de Financement Local
1.800% due 05/09/2017	JPY	1,000,000	8,702
France Government Bond
1.750% due 11/25/2024	EUR	24,000	31,596
2.500% due 05/25/2030		14,700	20,520
3.250% due 05/25/2045		1,300	2,064

			62,882

Total France (Cost $114,920)			110,506

GERMANY 4.6%
SOVEREIGN ISSUES 4.6%
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	81,159	100,911

Total Germany (Cost $114,201)			100,911

GREECE 0.4%
CORPORATE BONDS & NOTES 0.4%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	6,400	6,358
5.014% due 12/27/2017		1,500	1,488

Total Greece (Cost $9,722)			7,846

HONG KONG 0.8%
CORPORATE BONDS & NOTES 0.8%
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		$16,700	17,312

Total Hong Kong (Cost $16,861)			17,312

INDIA 0.7%
CORPORATE BONDS & NOTES 0.7%
ICICI Bank Ltd.
4.750% due 11/25/2016		$5,800	6,067
5.000% due 01/15/2016		1,500	1,548
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,700	1,703
ONGC Videsh Ltd.
4.625% due 07/15/2024		5,500	5,644
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		500	523
State Bank of India
4.500% due 07/27/2015		1,000	1,018

Total India (Cost $16,207)			16,503

INDONESIA 0.7%
SOVEREIGN ISSUES 0.7%
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	5,800	7,124
6.750% due 01/15/2044		$7,000	8,680

Total Indonesia (Cost $14,985)			15,804

IRELAND 3.9%
ASSET-BACKED SECURITIES 0.2%
Aquilae CLO PLC
0.546% due 01/17/2023	EUR	774	932
Avoca CLO PLC
0.438% due 09/15/2021		198	239
CELF Low Levered Partners PLC
0.472% due 03/04/2024		491	584
LightPoint Pan-European CLO PLC
0.338% due 01/31/2022		3,050	3,684

			5,439

CORPORATE BONDS & NOTES 3.3%
Bank of Ireland
10.000% due 07/30/2016		800	1,046
Depfa ACS Bank
4.375% due 01/15/2015		35,150	42,583
4.875% due 10/28/2015		$9,683	10,032
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016		5,200	5,039
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		2,800	2,660

Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		11,900	10,740
5.450% due 11/22/2017		300	265

			72,365

MORTGAGE-BACKED SECURITIES 0.4%
German Residential Funding Ltd.
1.231% due 08/27/2024	EUR	7,000	8,625
Silenus European Loan Conduit Ltd.
0.228% due 05/15/2019		428	512

			9,137

Total Ireland (Cost $95,089)			86,941

ITALY 6.9%
CORPORATE BONDS & NOTES 0.5%
Banca Carige SpA
3.875% due 10/24/2018	EUR	4,600	6,128
Banco Popolare SC
3.500% due 03/14/2019		4,200	5,301

			11,429

MORTGAGE-BACKED SECURITIES 1.3%
Claris ABS
0.538% due 10/31/2060		21,125	25,321
Giovecca Mortgages SRL
0.682% due 04/23/2048		2,779	3,365

			28,686

SOVEREIGN ISSUES 5.1%
Italy Buoni Poliennali Del Tesoro
1.650% due 04/23/2020 (b)		15,565	19,392
3.750% due 05/01/2021		34,000	47,243
3.750% due 09/01/2024		3,600	5,085
4.750% due 08/01/2023		1,600	2,407
4.750% due 09/01/2044		13,200	20,708
5.500% due 09/01/2022		600	933
5.500% due 11/01/2022		10,000	15,566

			111,334

Total Italy (Cost $159,005)			151,449

JAPAN 4.3%
SOVEREIGN ISSUES 4.3%
Japan Government International Bond
1.600% due 03/20/2033	JPY	1,360,000	12,641
1.700% due 09/20/2044		8,960,000	82,836

Total Japan (Cost $95,183)			95,477

JERSEY, CHANNEL ISLANDS 0.4%
MORTGAGE-BACKED SECURITIES 0.4%
Alba PLC
1.752% due 03/24/2049	GBP	5,938	9,334

Total Jersey, Channel Islands (Cost $9,718)			9,334

LUXEMBOURG 1.9%
ASSET-BACKED SECURITIES 0.1%
Bumper NL Finance BV
1.276% due 02/23/2023	EUR	377	457
E-Carat S.A.
0.852% due 11/18/2020		2,001	2,421

			2,878

CORPORATE BONDS & NOTES 1.8%
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
5.125% due 01/21/2016		$2,200	2,278
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		9,890	10,133
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		7,400	6,935
5.400% due 03/24/2017		21,200	19,849

			39,195

Total Luxembourg (Cost $46,998)			42,073

MEXICO 0.9%
CORPORATE BONDS & NOTES 0.0%
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$700	42
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019 ^		850	64

			106

SOVEREIGN ISSUES 0.9%
Mexico Government International Bond
6.050% due 01/11/2040		1,500	1,842
7.750% due 05/29/2031	MXN	159,961	12,338
8.000% due 12/17/2015		2,500	177
10.000% due 12/05/2024		62,168	5,530

			19,887

Total Mexico (Cost $22,716)			19,993

NETHERLANDS 2.2%
ASSET-BACKED SECURITIES 0.6%
Cadogan Square CLO BV
0.536% due 01/17/2023	EUR	6,756	8,078
0.565% due 02/01/2022		2,365	2,844
Euro-Galaxy CLO BV
0.322% due 10/23/2021		1,178	1,420
Hyde Park CDO BV
0.429% due 06/14/2022		110	132
Wood Street CLO BV
0.431% due 11/22/2021		376	453

			12,927

CORPORATE BONDS & NOTES 1.5%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
8.375% due 07/26/2016 (c)		$1,400	1,498
Deutsche Annington Finance BV
3.200% due 10/02/2017		6,760	6,922
GMAC International Finance BV
7.500% due 04/21/2015	EUR	100	123
ING Bank NV
2.625% due 12/05/2022		$23,095	23,334
Leveraged Finance Europe Capital BV
0.664% due 03/02/2020	EUR	260	315

			32,192

MORTGAGE-BACKED SECURITIES 0.1%
EMF-NL Prime BV
0.881% due 04/17/2041		533	611
Eurosail PLC
1.581% due 10/17/2040		278	335
Holland Mortgage-Backed Series Hermes BV
0.732% due 09/18/2044		94	115
Storm BV
0.979% due 09/22/2052		317	384

			1,445

Total Netherlands (Cost $46,855)			46,564

NORWAY 0.3%
CORPORATE BONDS & NOTES 0.3%
Eksportfinans ASA
2.000% due 09/15/2015		$700	702
2.375% due 05/25/2016		1,400	1,407
5.500% due 05/25/2016		600	628
5.500% due 06/26/2017		3,400	3,636

Total Norway (Cost $6,167)			6,373

POLAND 4.1%
SOVEREIGN ISSUES 4.1%
Poland Government International Bond
3.250% due 07/25/2025	PLN	246,500	74,449
4.000% due 10/25/2023		41,050	13,066
5.500% due 10/25/2019		450	146
5.750% due 09/23/2022		132	46
6.250% due 10/24/2015		5,680	1,661

Total Poland (Cost $93,290)			89,368

PORTUGAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Novo Banco S.A.
5.000% due 04/04/2019	EUR	200	240
5.000% due 04/23/2019		1,100	1,288
5.000% due 05/21/2019		600	717
5.000% due 05/23/2019		1,650	1,969
5.875% due 11/09/2015		300	367
7.000% due 03/04/2016		200	244

Total Portugal (Cost $5,212)			4,825

QATAR 0.7%
SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.500% due 01/20/2022		$2,000	2,200
5.250% due 01/20/2020		11,125	12,515
6.400% due 01/20/2040		700	891

Total Qatar (Cost $14,412)			15,606

SLOVAKIA 0.1%
SOVEREIGN ISSUES 0.1%
Slovenia Government International Bond
0.178% due 11/16/2016	EUR	1,000	1,210

Total Slovakia (Cost $1,387)			1,210

SLOVENIA 3.5%
SOVEREIGN ISSUES 3.5%
Slovenia Government International Bond
3.000% due 04/08/2021	EUR	4,000	5,246
3.500% due 03/23/2017		2,548	3,291
4.125% due 02/18/2019		$2,800	2,940
4.125% due 01/26/2020	EUR	1,300	1,786
4.375% due 02/06/2019		1,000	1,377
4.700% due 11/01/2016		28,100	36,428
4.750% due 05/10/2018		$2,800	3,003
5.125% due 03/30/2026	EUR	100	154
5.500% due 10/26/2022		$2,200	2,447
5.850% due 05/10/2023		17,700	20,101

Total Slovenia (Cost $76,577)			76,773

SOUTH AFRICA 0.3%
SOVEREIGN ISSUES 0.3%
South Africa Government International Bond
3.750% due 07/24/2026	EUR	2,000	2,589
5.375% due 07/24/2044		$3,800	4,021

Total South Africa (Cost $6,423)			6,610

SOUTH KOREA 0.4%
SOVEREIGN ISSUES 0.4%
Export-Import Bank of Korea
4.000% due 01/11/2017		$500	525
4.000% due 01/29/2021		4,800	5,150
5.875% due 01/14/2015		1,200	1,201
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,700	1,696

Total South Korea (Cost $8,527)			8,572

SPAIN 8.7%
ASSET-BACKED SECURITIES 0.5%
IM Grupo Banco Popular FTPYME FTA
0.089% due 09/21/2039	EUR	8,920	10,696

CORPORATE BONDS & NOTES 2.2%
Ayt Cedulas Cajas Global
0.186% due 02/22/2018		3,900	4,620
AyT Cedulas Cajas Global
4.750% due 05/25/2027		1,800	2,787
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (c)		1,700	2,347
Bankia S.A.
3.500% due 01/17/2019		400	523
4.375% due 01/28/2015		4,500	5,459
4.500% due 04/26/2022		600	904
BPE Financiaciones S.A.
2.875% due 05/19/2016		7,000	8,659
Cedulas Fondo de Titulizacion de Activos
4.250% due 03/28/2027		1,700	2,545
4.250% due 04/10/2031		2,800	4,190
Pitch1
5.125% due 07/20/2022		10,400	16,162

			48,196

SOVEREIGN ISSUES 6.0%
Autonomous Community of Catalonia
2.750% due 03/24/2016	CHF	3,500	3,568
3.875% due 04/07/2015	EUR	15,450	18,800
3.875% due 09/15/2015		600	737
4.300% due 11/15/2016		1,600	2,031
4.750% due 06/04/2018		3,150	4,119
5.750% due 06/25/2015		2,500	3,089
Autonomous Community of Valencia
2.509% due 09/03/2017		400	490
3.250% due 07/06/2015		2,300	2,815
4.000% due 11/02/2016		200	255
4.375% due 07/16/2015		4,750	5,863
Spain Government Bond
5.150% due 10/31/2044		27,000	46,765
Spain Government International Bond
2.750% due 10/31/2024		27,300	36,451
5.900% due 07/30/2026		1,200	2,046
Xunta de Galicia
5.763% due 04/03/2017		4,034	5,421
6.131% due 04/03/2018		320	455

			132,905

Total Spain (Cost $196,236)			191,797

SWEDEN 0.1%
CORPORATE BONDS & NOTES 0.1%
Stadshypotek AB
4.250% due 10/10/2017	AUD	1,500	1,264

Total Sweden (Cost $1,412)			1,264

SWITZERLAND 0.4%
CORPORATE BONDS & NOTES 0.4%
UBS AG
7.250% due 02/22/2022		$7,800	8,383

Total Switzerland (Cost $8,300)			8,383

UNITED KINGDOM 15.1%
BANK LOAN OBLIGATIONS 1.2%
Alliance Boots Holdings Ltd.
3.490% due 07/10/2017	EUR	9,300	11,253
3.985% due 07/10/2017	GBP	2,900	4,518

Virgin Media Bristol LLC
3.500% due 06/07/2020		$10,200	10,047

			25,818

CORPORATE BONDS & NOTES 4.7%
Barclays Bank PLC
7.625% due 11/21/2022		4,600	5,039
7.750% due 04/10/2023		2,600	2,837
Barclays PLC
6.500% due 09/15/2019 (c)	EUR	3,200	3,799
8.000% due 12/15/2020 (c)		200	253
British Telecommunications PLC
8.500% due 12/07/2016	GBP	4,049	7,146
FCE Bank PLC
1.625% due 09/09/2016	EUR	2,350	2,897
1.875% due 05/12/2016		6,000	7,402
4.750% due 01/19/2015		1,400	1,697
5.125% due 11/16/2015	GBP	1,400	2,253
HBOS PLC
0.754% due 03/29/2016	EUR	693	838
LBG Capital PLC
3.183% due 03/12/2020		4,100	4,909
15.000% due 12/21/2019	GBP	1,500	3,219
15.000% due 12/21/2019	EUR	15,415	27,653
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	9,500	18,310
5.125% due 03/07/2025		4,000	7,735
12.000% due 12/16/2024 (c)		$2,300	3,289
Lloyds Banking Group PLC
7.625% due 06/27/2023 (c)	GBP	1,500	2,341
Standard Chartered PLC
3.850% due 04/27/2015		$1,000	1,010

			102,627

MORTGAGE-BACKED SECURITIES 4.3%
Aggregator of Loans Backed by Assets
2.809% due 12/16/2042	GBP	1,548	2,450
Alba PLC
0.745% due 11/25/2042		838	1,217
Bluestone Securities PLC
0.302% due 06/09/2043	EUR	2,100	2,450
0.755% due 06/09/2044	GBP	3,373	5,014
Darrowby PLC
2.257% due 02/20/2044		3,435	5,456
Deco UK PLC
0.717% due 01/27/2020		5,201	7,936
Eddystone Finance PLC
1.083% due 04/19/2021		4,452	6,835
Eurosail PLC
0.202% due 03/13/2045	EUR	17	21
0.242% due 03/13/2045		1,034	1,205
0.717% due 12/10/2044	GBP	1,547	2,329
Great Hall Mortgages PLC
0.212% due 06/18/2039	EUR	1,396	1,604
0.373% due 06/18/2039		$391	371
0.690% due 03/18/2039	GBP	1,960	2,922
0.700% due 06/18/2039		614	911
0.710% due 06/18/2038		762	1,135
Hercules Eclipse PLC
0.797% due 10/25/2018		8,661	13,342
Indus Eclipse PLC
0.727% due 01/25/2020		120	184
Leek Finance PLC
0.840% due 12/21/2037		1,912	3,136
Mortgage Funding PLC
1.660% due 03/13/2046		380	590
Nemus Arden PLC
0.785% due 02/15/2020		3,367	5,169
Newgate Funding PLC
0.682% due 12/15/2050	EUR	630	736
0.690% due 12/15/2050	GBP	9,077	13,899
Residential Mortgage Securities PLC
3.059% due 12/16/2050		3,442	5,584
RMAC PLC
0.483% due 12/12/2036	EUR	392	453
RMAC Securities PLC
0.730% due 06/12/2044	GBP	5,688	8,258
Southern Pacific Financing PLC
0.737% due 06/10/2043		608	926
1.157% due 12/10/2042		288	416

			94,549

SOVEREIGN ISSUES 4.9%
United Kingdom Gilt
0.125% due 03/22/2024 (b)	31,094	53,362
3.250% due 01/22/2044	30,350	54,546

		107,908

Total United Kingdom (Cost $332,021)		330,902

UNITED STATES 20.7%
ASSET-BACKED SECURITIES 4.0%
Access Group, Inc.
1.534% due 10/27/2025	$505	507
Accredited Mortgage Loan Trust
0.300% due 02/25/2037	2,724	2,604
0.435% due 04/25/2036	700	593
0.640% due 09/25/2035	100	76
ACE Securities Corp.
1.070% due 12/25/2034	190	174
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.620% due 07/25/2035	300	268
0.620% due 01/25/2036	300	275
Argent Securities Trust
0.320% due 06/25/2036	1,508	554
0.320% due 07/25/2036	904	411
0.410% due 07/25/2036	1,130	522
Asset-Backed Funding Certificates Trust
0.330% due 01/25/2037	842	533
0.390% due 01/25/2037	2,275	1,451
Asset-Backed Securities Corp. Home Equity Loan Trust
1.115% due 09/25/2034	1,115	1,028
Bear Stearns Asset-Backed Securities Trust
0.280% due 02/25/2037	1,602	1,517
0.410% due 06/25/2047	1,000	853
0.490% due 01/25/2047	700	637
0.565% due 12/25/2035	1,000	960
0.570% due 09/25/2046	287	247
0.660% due 09/25/2035	1,000	825
0.825% due 06/25/2035	2,000	1,667
Countrywide Asset-Backed Certificates
0.290% due 06/25/2036	401	388
0.290% due 06/25/2047	206	203
0.300% due 11/25/2037	876	866
0.310% due 07/25/2037	1,600	1,271
0.320% due 05/25/2037	2,179	1,878
0.340% due 05/25/2037	1,209	1,080
0.350% due 07/25/2036	655	644
0.350% due 08/25/2036	176	173
0.390% due 09/25/2037	300	234
0.555% due 11/25/2035	502	479
0.890% due 07/25/2034	600	569
4.542% due 04/25/2036	800	806
5.157% due 07/25/2036	1,711	1,668
5.195% due 10/25/2046 ^	1,901	1,759
5.628% due 04/25/2047 ^	1,919	1,591
Countrywide Asset-Backed Certificates Trust
0.520% due 04/25/2036	786	775
0.770% due 08/25/2035	198	196
0.795% due 10/25/2035	1,000	794
5.007% due 02/25/2036	1,000	926
Credit Suisse First Boston Mortgage Securities Corp.
0.775% due 01/25/2032	34	31
Credit-Based Asset Servicing and Securitization LLC
0.390% due 07/25/2037	431	288
4.105% due 03/25/2037 ^	1,429	892
Fieldstone Mortgage Investment Trust
0.330% due 11/25/2036	1,664	974
First Franklin Mortgage Loan Trust
0.310% due 09/25/2036	1,245	1,124
0.330% due 04/25/2036	372	315
0.410% due 10/25/2036	2,000	1,433
0.660% due 09/25/2035	1,500	1,437
1.430% due 07/25/2034	692	601
First NLC Trust
0.875% due 12/25/2035	1,065	1,021
Fremont Home Loan Trust
0.340% due 02/25/2036	1,801	1,538
0.420% due 05/25/2036	1,917	1,145
0.500% due 01/25/2036	1,500	1,218
0.650% due 07/25/2035	622	624

GSAA Home Equity Trust
0.620% due 08/25/2037		534	483
GSAMP Trust
0.260% due 01/25/2037		269	164
0.270% due 12/25/2046		1,712	988
0.290% due 12/25/2036		1,320	693
0.320% due 12/25/2046		1,113	647
0.440% due 04/25/2036		1,000	624
Home Equity Asset Trust
1.370% due 10/25/2033		809	778
HSI Asset Securitization Corp. Trust
0.390% due 12/25/2036		794	391
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.410% due 04/25/2047		800	469
JPMorgan Mortgage Acquisition Trust
0.235% due 08/25/2036		6	3
0.305% due 07/25/2036		2,666	1,355
Massachusetts Educational Financing Authority
1.184% due 04/25/2038		144	145
MASTR Asset-Backed Securities Trust
0.410% due 03/25/2036		1,000	630
0.470% due 01/25/2036		300	289
Merrill Lynch Mortgage Investors Trust
0.280% due 08/25/2037		910	534
0.415% due 04/25/2037		1,000	516
0.480% due 08/25/2036		200	181
Morgan Stanley ABS Capital, Inc. Trust
0.260% due 01/25/2037		854	520
0.310% due 10/25/2036		916	566
0.310% due 11/25/2036		345	240
0.320% due 06/25/2036		402	299
0.320% due 11/25/2036		1,914	1,229
0.390% due 11/25/2036		345	242
0.400% due 10/25/2036		1,211	858
0.600% due 09/25/2035		500	436
Morgan Stanley Home Equity Loan Trust
0.640% due 08/25/2035		300	290
New Century Home Equity Loan Trust
0.450% due 10/25/2035		763	755
0.680% due 09/25/2035		1,000	878
People’s Choice Home Loan Securities Trust
1.505% due 01/25/2035		2,000	1,691
RAAC Trust
0.650% due 03/25/2037		926	897
0.740% due 03/25/2037		1,412	1,209
Renaissance Home Equity Loan Trust
5.797% due 08/25/2036		541	351
Residential Asset Mortgage Products Trust
0.330% due 12/25/2036		186	182
0.560% due 02/25/2036		1,000	916
0.790% due 05/25/2035		1,000	899
Residential Asset Securities Corp. Trust
0.320% due 07/25/2036		2,221	2,003
0.320% due 08/25/2036		834	801
0.350% due 04/25/2037		443	442
0.420% due 04/25/2037		2,000	1,764
0.510% due 11/25/2035		500	456
0.590% due 10/25/2035		200	169
Securitized Asset-Backed Receivables LLC Trust
0.460% due 12/25/2035		1,487	1,306
1.145% due 03/25/2035		814	773
SLM Private Education Loan Trust
3.411% due 05/16/2044		1,170	1,239
SLM Student Loan Trust
0.352% due 09/15/2021	EUR	60	72
1.734% due 04/25/2023		$353	363
Soundview Home Loan Trust
0.410% due 07/25/2036		1,000	631
0.430% due 02/25/2037		1,768	886
Specialty Underwriting & Residential Finance Trust
0.455% due 12/25/2036		1,500	1,173
4.617% due 02/25/2037		794	397
Structured Asset Investment Loan Trust
0.320% due 09/25/2036		1,554	1,242
0.860% due 06/25/2035		1,000	968
0.890% due 02/25/2035		1,000	955
1.145% due 10/25/2033		651	625
Structured Asset Securities Corp. Mortgage Loan Trust
0.330% due 03/25/2036		558	538
0.510% due 02/25/2036		1,000	895
0.620% due 11/25/2035		1,000	896
Washington Mutual Asset-Backed Certificates Trust
0.410% due 05/25/2036		1,940	1,358
Wells Fargo Home Equity Asset-Backed Securities Trust
0.430% due 05/25/2036		2,000	1,885
0.760% due 11/25/2035		1,250	1,095

			88,923

BANK LOAN OBLIGATIONS 0.3%
H.J. Heinz Co.
3.500% due 06/05/2020		4,340	4,322
HCA, Inc.
2.669% due 05/02/2016		1,625	1,619

			5,941

CORPORATE BONDS & NOTES 2.6%
Ally Financial, Inc.
2.500% due 03/15/2017		14,900	14,662
2.750% due 01/30/2017		1,700	1,699
3.125% due 01/15/2016		200	202
3.500% due 07/18/2016		200	203
3.500% due 01/27/2019		700	693
4.625% due 06/26/2015		800	807
4.750% due 09/10/2018		200	208
5.500% due 02/15/2017		900	947
6.250% due 12/01/2017		300	325
8.300% due 02/12/2015		1,100	1,107
AT&T, Inc.
5.875% due 04/28/2017	GBP	3,400	5,826
CIT Group, Inc.
4.250% due 08/15/2017		$100	102
5.000% due 05/15/2017		500	520
5.250% due 03/15/2018		800	836
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		1,143	1,183
CVS Pass-Through Trust
7.507% due 01/10/2032		2,501	3,195
Energy Transfer Partners LP
5.950% due 02/01/2015		1,750	1,756
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		500	509
General Motors Financial Co., Inc.
2.750% due 05/15/2016		100	102
International Lease Finance Corp.
4.875% due 04/01/2015		100	101
5.750% due 05/15/2016		100	104
8.625% due 09/15/2015		800	836
8.750% due 03/15/2017		600	666
Navient Corp.
8.000% due 03/25/2020		2,000	2,214
New York Life Global Funding
1.125% due 03/01/2017		1,400	1,398
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,800	2,069
Rio Oil Finance Trust
6.250% due 07/06/2024		1,850	1,771
Southwestern Energy Co.
7.500% due 02/01/2018		600	676
Springleaf Finance Corp.
5.400% due 12/01/2015		2,200	2,260
Tagua Leasing LLC
1.581% due 11/16/2024		6,015	5,742
UIL Holdings Corp.
4.625% due 10/01/2020		4,100	4,366

			57,085

MORTGAGE-BACKED SECURITIES 3.8%
Adjustable Rate Mortgage Trust
2.310% due 01/25/2035		302	301
4.794% due 11/25/2037 ^		623	458
5.026% due 01/25/2036 ^		103	94
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^		781	645
Banc of America Funding Trust
0.375% due 04/20/2047 ^		347	261
0.380% due 04/25/2037 ^		215	151
2.634% due 05/25/2035		470	480
6.000% due 07/25/2037 ^		552	432
Banc of America Mortgage Trust
2.644% due 09/25/2034		715	704
5.500% due 11/25/2035		1,000	946
6.000% due 10/25/2036 ^		345	293
Banc of America Re-REMIC Trust
5.649% due 02/17/2051		2,848	2,999
BCAP LLC Trust
0.325% due 08/26/2046		1,000	896
0.380% due 05/25/2047		942	704

0.390% due 05/25/2047 ^	1,022	776
4.000% due 02/26/2037	405	403
Bear Stearns Adjustable Rate Mortgage Trust
2.360% due 02/25/2036	196	170
2.455% due 12/25/2046 ^	1,904	1,641
2.733% due 04/25/2034	368	357
2.786% due 02/25/2034	35	35
2.955% due 05/25/2047 ^	1,527	1,316
5.133% due 08/25/2035	121	108
Bear Stearns ALT-A Trust
2.374% due 03/25/2036	877	615
2.554% due 05/25/2035	358	345
2.612% due 09/25/2035	176	151
2.799% due 05/25/2036 ^	863	608
5.065% due 09/25/2035 ^	732	580
Chase Mortgage Finance Trust
2.612% due 03/25/2037	729	614
5.500% due 11/25/2035	1,334	1,345
Citigroup Mortgage Loan Trust, Inc.
0.319% due 10/25/2046	200	191
2.552% due 05/25/2035	232	225
5.960% due 04/25/2037	591	526
CitiMortgage Alternative Loan Trust
6.000% due 01/25/2037 ^	1,289	1,110
Countrywide Alternative Loan Trust
0.290% due 06/25/2036	5,199	4,455
0.375% due 07/20/2046 ^	129	90
0.450% due 02/25/2037	1,218	962
0.487% due 11/20/2035	129	104
0.550% due 08/25/2036	117	117
2.631% due 06/25/2037	977	821
5.500% due 10/25/2035	73	68
5.500% due 02/25/2036 ^	124	111
6.000% due 01/25/2037 ^	1,061	988
6.000% due 02/25/2037 ^	1,923	1,546
6.000% due 05/25/2037 ^	935	767
6.250% due 12/25/2036 ^	897	752
6.500% due 08/25/2037 ^	530	382
8.000% due 10/25/2036 ^	67	67
Countrywide Home Loan Mortgage Pass-Through Trust
0.920% due 03/25/2035	1,087	683
2.589% due 08/25/2034	26	23
5.500% due 10/25/2034	1,335	1,379
6.000% due 02/25/2037 ^	485	467
6.250% due 09/25/2036	829	750
6.500% due 11/25/2036	1,791	1,618
Countrywide Home Loan Reperforming REMIC Trust
0.510% due 06/25/2035	516	462
Credit Suisse Commercial Mortgage Trust
5.898% due 09/15/2039	3,737	4,025
Credit Suisse Mortgage Capital Certificates
2.483% due 04/26/2038	1,600	1,563
2.887% due 08/28/2036	119	115
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.750% due 08/25/2036 ^	679	533
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036	701	608
Downey Savings & Loan Association Mortgage Loan Trust
2.491% due 07/19/2044	119	119
Greenpoint Mortgage Funding Trust
0.330% due 02/25/2037	134	107
Greenpoint Mortgage Pass-Through Certificates
2.786% due 10/25/2033	56	55
GSR Mortgage Loan Trust
2.707% due 05/25/2037	60	54
HarborView Mortgage Loan Trust
0.404% due 06/19/2035	1,529	1,341
2.695% due 02/25/2036 ^	109	88
2.711% due 07/19/2035	72	65
2.955% due 07/19/2035	298	295
HomeBanc Mortgage Trust
0.500% due 10/25/2035	1,566	1,406
HSI Asset Securitization Corp. Trust
0.390% due 11/25/2035	1,236	788
Impac Secured Assets Trust
0.320% due 11/25/2036	1,784	1,282
0.340% due 01/25/2037	1,259	1,054
2.918% due 07/25/2035	183	136
IndyMac Mortgage Loan Trust
0.410% due 07/25/2035	22	20
2.379% due 11/25/2035	1,919	1,626
2.525% due 12/25/2034	17	15
2.800% due 06/25/2036	511	394
JPMorgan Alternative Loan Trust
2.763% due 05/25/2037 ^	816	621
3.169% due 12/25/2036	394	359

JPMorgan Mortgage Trust
2.424% due 10/25/2035	773	679
2.576% due 07/25/2035	606	620
2.581% due 07/25/2035	328	329
2.636% due 02/25/2035	26	26
Lavender Trust
6.250% due 10/26/2036	268	279
Lehman Mortgage Trust
6.000% due 09/25/2037 ^	738	695
Lehman XS Trust
0.330% due 03/25/2047	1,152	886
Merrill Lynch Mortgage Investors Trust
0.380% due 02/25/2036	96	89
0.420% due 11/25/2035	15	14
1.156% due 10/25/2035	16	15
3.094% due 03/25/2036 ^	205	141
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.882% due 08/12/2049	1,300	1,420
Morgan Stanley Capital Trust
3.884% due 09/15/2047	4,500	4,591
5.692% due 04/15/2049	300	323
Morgan Stanley Mortgage Loan Trust
1.070% due 02/25/2036	146	125
2.510% due 11/25/2037	1,582	1,289
2.938% due 09/25/2035	457	379
5.177% due 05/25/2036	428	342
Morgan Stanley Re-REMIC Trust
5.796% due 08/15/2045	173	185
Prime Mortgage Trust
0.670% due 02/25/2035	686	654
6.000% due 06/25/2036	291	262
Residential Accredit Loans, Inc. Trust
0.270% due 05/25/2037	924	710
0.300% due 02/25/2037	1,086	923
0.310% due 01/25/2037	1,604	1,316
0.340% due 12/25/2036	617	475
0.350% due 06/25/2046	410	187
0.360% due 07/25/2036	859	679
0.570% due 11/25/2036 ^	631	397
5.000% due 09/25/2036 ^	177	135
6.000% due 07/25/2036 ^	1,148	931
6.500% due 07/25/2037	847	716
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 10/25/2036	810	718
6.000% due 06/25/2037	93	84
Structured Adjustable Rate Mortgage Loan Trust
0.390% due 06/25/2037	693	614
0.490% due 10/25/2035	285	242
4.803% due 04/25/2036 ^	492	383
Structured Asset Mortgage Investments Trust
0.370% due 05/25/2036	783	586
0.380% due 05/25/2046	71	54
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.250% due 09/25/2034	521	528
Suntrust Adjustable Rate Mortgage Loan Trust
6.016% due 02/25/2037	621	530
Thornburg Mortgage Securities Trust
0.910% due 09/25/2044	114	111
2.246% due 04/25/2045	224	226
WaMu Mortgage Pass-Through Certificates Trust
0.450% due 11/25/2045	210	187
0.578% due 10/25/2044	239	232
1.513% due 08/25/2042	16	15
4.005% due 12/25/2036 ^	760	694
6.047% due 10/25/2036 ^	1,334	1,132
Washington Mutual Mortgage Pass-Through Certificates Trust
0.330% due 02/25/2037	1,196	839
5.500% due 11/25/2035	280	262
6.500% due 08/25/2035 ^	225	199
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 03/25/2036	836	834
2.615% due 01/25/2035	1,155	1,153
2.616% due 01/25/2035	80	81

		83,277

MUNICIPAL BONDS & NOTES 1.6%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	6,950	9,120
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,600	5,765
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	7,500	9,493
Missouri Joint Municipal Electric Utility Commission Revenue Bonds, (BABs), Series 2009
6.890% due 01/01/2042	1,000	1,256

Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040		6,400	7,854
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040		2,490	2,797

			36,285

U.S. GOVERNMENT AGENCIES 2.6%
Fannie Mae
2.440% due 08/01/2022		480	481
2.500% due 01/01/2027 - 12/01/2027		16,708	17,055
2.850% due 06/01/2022		595	607
2.920% due 06/01/2022		1,700	1,756
3.000% due 12/01/2021 - 06/01/2043		17,230	17,527
3.500% due 01/01/2026 - 10/01/2040		43	45
4.000% due 09/01/2030 - 12/01/2041		2,868	3,084
4.500% due 05/01/2023 - 02/01/2045		5,693	6,164
5.000% due 02/01/2027 - 10/01/2041		5,495	6,086
5.500% due 01/01/2029 - 02/01/2041		1,593	1,781
6.000% due 06/01/2026 - 06/01/2040		1,959	2,223
Freddie Mac
4.000% due 06/15/2042		500	538
4.500% due 05/01/2041		407	442

			57,789

U.S. TREASURY OBLIGATIONS 5.8%
U.S. Treasury Inflation Protected Securities (b)(f)(h)
0.125% due 07/15/2022		206	202
0.125% due 07/15/2024		9,600	9,266
0.625% due 07/15/2021		9,060	9,193
2.375% due 01/15/2025		26,578	31,275
2.375% due 01/15/2027		2,119	2,543
2.500% due 01/15/2029		49,234	61,298
3.875% due 04/15/2029		9,532	13,684

			127,461

Total United States (Cost $432,626)			456,761

VIRGIN ISLANDS (BRITISH) 0.3%
CORPORATE BONDS & NOTES 0.3%
CNPC General Capital Ltd.
2.750% due 05/14/2019		$2,600	2,585
Rosneft Finance S.A.
7.500% due 07/18/2016		4,350	4,189

Total Virgin Islands (British) (Cost $7,056)			6,774

SHORT-TERM INSTRUMENTS 4.5%
CERTIFICATES OF DEPOSIT 0.2%
Intesa Sanpaolo SpA
1.650% due 04/07/2015		$4,300	4,308

COMMERCIAL PAPER 0.1%
Tesco Treasury Services PLC
1.024% due 08/18/2015		3,200	3,144

REPURCHASE AGREEMENTS (d) 0.0%			666

MEXICO TREASURY BILLS 4.1%
2.986% due 02/26/2015 - 05/14/2015 (a)	MXN	1,334,390	89,768

U.S. TREASURY BILLS 0.1%
0.053% due 02/19/2015 - 05/28/2015 (a)(h)		$3,089	3,089

Total Short-Term Instruments (Cost $101,997)		100,975

Total Investments in Securities (Cost $2,183,891)		2,150,063

	SHARES
INVESTMENTS IN AFFILIATES 2.2%
SHORT-TERM INSTRUMENTS 2.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%
PIMCO Short-Term Floating NAV Portfolio	1,788	18
PIMCO Short-Term Floating NAV Portfolio III	4,811,226	47,689

Total Short-Term Instruments (Cost $47,830)		47,707

Total Investments in Affiliates (Cost $47,830)		47,707

Total Investments 100.1% (Cost $2,231,721)		$2,197,770
Financial Derivative Instruments (e)(g) (1.2%) (Cost or Premiums, net $(15,982))		(26,443)
Other Assets and Liabilities, net 1.1%		24,217

Net Assets 100.0%		$2,195,544

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$666	Fannie Mae 2.260% due 10/17/2022	$(682)	$666	$666

Total Repurchase Agreements						$(682)	$666	$666

(1)	Includes accrued interest.

As of December 31, 2014, there were no open reverse repurchase agreements. The average amount of borrowings while outstanding during the period ended December 31, 2014 was $44,460 at a weighted average interest rate of 0.050%.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 152.500 on Euro-Bund 10-Year Bond March Futures	Long	02/2015	394	$1,058	$19	$0
Call Options Strike @ EUR 153.500 on Euro-Bund 10-Year Bond March Futures	Short	02/2015	394	(854)	0	(10)
Call Options Strike @ EUR 155.000 on Euro-Bund 10-Year Bond March Futures	Short	02/2015	394	(532)	0	0
Canada Government 10-Year Bond March Futures	Short	03/2015	465	81	0	(244)
Euro-Bund 10-Year Bond March Futures	Long	03/2015	421	410	26	(63)
Euro-Bund 10-Year Bond March Futures	Short	03/2015	1,047	(3,669)	0	0
Euro-Buxl 30-Year Bond March Futures	Short	03/2015	2	(9)	0	(1)
Euro-OAT France Government 10-Year Bond March Futures	Long	03/2015	90	226	10	0
U.S. Treasury 10-Year Note March Futures	Short	03/2015	171	(162)	0	(37)
U.S. Treasury 30-Year Bond March Futures	Short	03/2015	162	(637)	0	(46)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2015	74	435	25	0
United Kingdom Long Gilt March Futures	Short	03/2015	31	(159)	0	(28)

Total Futures Contracts				$(3,812)	$80	$(429)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.EM-21 5-Year Index	(5.000%	)	06/20/2019	$	6,282	$(318)	$(32)	$7	$0
iTraxx Europe Senior 22 5-Year Index	(1.000%	)	12/20/2019	EUR	97,850	(1,916)	(469)	211	0

						$(2,234)	$(501)	$218	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019	$6,282	$318	$(431)	$0	$(6)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	5.800%	12/19/2023	CAD	3,900	$475	$475	$8	$0
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024		4,200	341	327	14	0
Pay	3-Month CAD-Bank Bill	6.200%	12/15/2025		2,900	338	95	7	0
Pay	3-Month PLN-WIBOR	2.250%	03/18/2025	PLN	57,000	43	43	0	(4)
Receive	3-Month USD-LIBOR	0.800%	09/25/2017		$561,700	7,916	(46)	11	0
Pay	3-Month USD-LIBOR	3.000%	12/17/2024		8,000	530	20	9	0
Pay	3-Month USD-LIBOR	2.750%	06/17/2025		86,000	2,565	223	85	0
Pay	3-Month USD-LIBOR	3.500%	12/17/2034		7,800	1,116	448	12	0
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		21,200	3,664	1,752	33	0
Pay	6-Month AUD-BBR-BBSW	3.750%	03/15/2018	AUD	24,800	826	807	63	0
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2019		71,100	1,556	1,299	303	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/17/2019		79,400	3,268	1,437	344	0
Receive	6-Month EUR-EURIBOR	0.500%	03/18/2020	EUR	28,800	(203)	(382)	0	(5)
Pay	6-Month EUR-EURIBOR	2.000%	09/17/2024		274,300	40,309	20,155	360	0
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		110,200	(17,767)	(17,741)	0	(434)
Receive	6-Month GBP-LIBOR	1.500%	03/18/2017	GBP	219,400	(3,349)	(4,012)	0	(106)
Receive	6-Month GBP-LIBOR	2.250%	03/18/2020		17,600	(990)	(1,096)	0	(48)
Pay	6-Month GBP-LIBOR	2.750%	03/18/2025		57,800	7,298	3,728	446	0
Receive	6-Month GBP-LIBOR	3.000%	09/16/2045		14,400	(3,693)	(3,119)	0	(370)
Receive	6-Month JPY-LIBOR	0.500%	09/18/2020	JPY	5,640,000	(684)	(1,905)	0	(5)
Receive	6-Month JPY-LIBOR	0.500%	09/17/2021		25,540,000	(2,848)	(1,255)	0	(52)
Pay	28-Day MXN-TIIE	5.010%	10/10/2019	MXN	91,100	(80)	(46)	14	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		1,708,100	(471)	(745)	434	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		1,600	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	5.620%	11/09/2021		4,000	(2)	(2)	1	0
Pay	28-Day MXN-TIIE	5.560%	11/11/2021		3,100	(2)	(3)	1	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		3,500	4	(1)	2	0

						$40,159	$455	$2,147	$(1,024)

Total Swap Agreements						$38,243	$(477)	$2,365	$(1,030)

(f)	Securities with an aggregate market value of $22,215 and cash of $3,652 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	PLN	670		$198	$9	$0
	02/2015	JPY	261,800		2,217	31	0
	02/2015	KRW	761,363		703	9	0
	02/2015		$24,737	EUR	19,910	0	(634)
	02/2015		2,660	INR	166,489	0	(51)
	02/2015		38,407	MYR	127,044	0	(2,295)
BPS	01/2015	BRL	90,546		$34,089	26	0
	01/2015		$34,850	BRL	90,546	0	(787)
	01/2015		12,669	ILS	49,115	0	(77)
	02/2015	MXN	1,312,491		$93,058	4,330	0
	02/2015		$16,515	EUR	13,264	0	(458)
	02/2015		3,223	INR	201,276	0	(69)
	06/2015		14,982	COP	34,481,054	0	(623)
BRC	01/2015		15,136	CZK	330,271	0	(703)
	01/2015		975	PLN	3,265	0	(54)
	01/2015		12,753	SGD	16,425	0	(361)
	02/2015	MXN	83,508		$6,147	497	0
	02/2015		$57,711	INR	3,645,770	0	(585)
	02/2015		2,837	MXN	38,591	0	(226)
	02/2015		14,216	SEK	105,195	0	(720)
CBK	01/2015	RUB	1,411,788		$24,355	1,729	(651)
	01/2015	SGD	45,327		34,991	795	0
	01/2015		$144	PLN	480	0	(8)
	02/2015	EUR	377,707		$473,925	16,679	0
	02/2015	GBP	100,364		157,541	1,169	0
	02/2015		$47,892	EUR	38,816	0	(902)
	02/2015		2,650	INR	165,917	0	(50)
	02/2015		18,212	MXN	265,416	0	(256)
	02/2015		24,153	RUB	1,411,788	824	(1,329)
	05/2015	MXN	639,039		$43,315	348	0
	09/2015		$16,337	CNY	100,000	0	(431)
DUB	01/2015	BRL	71,703		$27,867	893	0
	01/2015	RUB	210,508		3,847	376	0
	01/2015		$26,995	BRL	71,703	0	(20)
	01/2015		14,453	IDR	179,290,719	0	(71)
	01/2015		39,684	RUB	2,150,826	0	(4,221)
	01/2015		20,122	ZAR	225,214	0	(730)
	02/2015		4,135	BRL	10,938	0	(53)
	02/2015		7,598	DKK	45,045	0	(276)
	02/2015		12,501	PHP	563,296	72	0
	07/2015		26,429	BRL	71,703	0	(777)
	09/2015		19,105	CNY	117,180	0	(466)
FBF	01/2015	BRL	7,039		$3,028	380	0
	01/2015	HUF	56,859		234	17	0
	01/2015		$2,650	BRL	7,039	0	(2)
	01/2015		14,270	CLP	8,340,295	0	(544)
	02/2015	JPY	1,587,200		$13,105	0	(151)
GLM	01/2015		$1,032	AUD	1,218	0	(37)
	01/2015		1,488	NZD	1,901	0	(5)
	01/2015		153	PLN	516	0	(8)
	02/2015	EUR	14,384		$17,782	368	0
	02/2015	JPY	179,166		1,531	35	0
	02/2015	MXN	2,888		213	18	0
	02/2015		$263	CAD	300	0	(5)
	02/2015		1,301	EUR	1,045	0	(36)
HUS	01/2015	AUD	14,260		$11,918	276	0
	01/2015	PLN	700		206	8	0
	01/2015		$7,849	AUD	9,509	0	(86)
	01/2015		135	PLN	472	0	(2)
	01/2015		23,338	SGD	30,623	0	(235)
	01/2015		24,202	TRY	56,181	0	(297)
	02/2015		57,770	CAD	65,532	0	(1,423)
	02/2015		34,621	EUR	27,779	0	(993)
	02/2015		800	INR	50,096	0	(15)
	02/2015		4,258	NOK	28,945	0	(379)
	02/2015		18,261	THB	598,596	0	(93)
JPM	01/2015	INR	96,494		$1,541	18	0
	01/2015	RUB	259,920		3,879	0	(407)
	01/2015		$475	ILS	1,798	0	(14)
	01/2015		11,150	INR	700,666	0	(91)
	01/2015		144	PLN	480	0	(8)
	01/2015		7,262	RON	25,527	0	(373)
	01/2015		34,591	RUB	1,874,980	0	(3,676)
	02/2015	HKD	18,453		$2,379	0	(1)
	02/2015	KRW	1,210,188		1,152	48	0
	02/2015	MXN	25,093		1,741	44	0
	02/2015		$264	CAD	300	0	(6)
	02/2015		19,216	CHF	18,374	0	(721)
	02/2015		15,851	HKD	122,905	0	(3)
	02/2015		59,259	KRW	62,784,955	0	(2,002)
	02/2015		13,578	MXN	191,835	0	(600)
	02/2015		3,831	RUB	259,920	523	0
	02/2015		25,671	TWD	779,378	0	(1,025)
	04/2015		9,226	PEN	27,571	0	(145)
	09/2015		4,709	CNY	28,920	0	(109)
MSB	01/2015	AUD	10,592		$9,041	394	0
	01/2015	RUB	474,143		6,793	0	(1,025)
	02/2015		$38,341	EUR	30,800	0	(1,055)
	02/2015		1,268	GBP	810	0	(6)
	02/2015		35,607	JPY	4,149,677	0	(950)
	02/2015		23,100	MXN	326,627	0	(1,003)
	02/2015		6,693	RUB	474,143	1,249	0
RBC	02/2015		30,939	MXN	430,270	0	(1,830)
SCX	01/2015		8,777	IDR	108,193,975	0	(98)
SOG	01/2015	PLN	204,257		$60,829	3,205	0
	02/2015	GBP	823		1,292	10	0
	02/2015	JPY	1,548,000		13,105	176	0
	02/2015		$249	EUR	200	0	(7)
UAG	01/2015	BRL	11,805		$5,083	642	0
	01/2015		$11,563	AUD	14,125	0	(32)
	01/2015		4,444	BRL	11,805	0	(3)
	01/2015		9,908	INR	622,123	0	(89)
	01/2015		11,531	SGD	15,144	0	(106)
	02/2015	AUD	10,755		$8,776	14	0
	02/2015	CNY	48,286		7,818	0	(21)
	02/2015	EUR	4,431		5,526	162	0
	02/2015	MYR	76,974		22,875	995	0
	02/2015		$737	MXN	10,863	0	(2)
	06/2015	CNY	360		$58	0	0

Total Forward Foreign Currency Contracts						$36,369	$(37,603)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC USD versus JPY	JPY	114.000	02/03/2015	$21,600	$407	$1,070
DUB	Put - OTC USD versus BRL	BRL	2.410	02/19/2015	5,800	104	2
FBF	Call - OTC USD versus JPY	JPY	114.000	02/03/2015	20,600	405	1,020

						$916	$2,092

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.200%	02/18/2015	GBP	72,800	$340	$590
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.200%	02/19/2015		76,400	357	618
	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Receive	1.250%	09/30/2015	JPY	8,620,000	1,903	104
GST	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	09/01/2016	EUR	52,600	789	1,588
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.210%	02/13/2015	GBP	167,300	729	1,398

								$4,118	$4,298

Total Purchased Options								$5,034	$6,390

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	3,100	$(6)	$(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		3,100	(5)	0
BRC	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		15,300	(11)	(11)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.950%	03/18/2015		15,300	(18)	(17)
CBK	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		4,700	(8)	(5)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		3,400	(7)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		1,300	(3)	0
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		2,400	(3)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		2,400	(7)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.200%	01/21/2015		200	0	0
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		1,800	(3)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		1,800	(5)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		3,200	(3)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		3,200	(6)	(3)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		1,500	(3)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		1,500	(2)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		7,000	(8)	(7)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		7,000	(13)	(7)

							$(111)	$(65)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/28/2019	$5,200	$(281)	$(74)
BPS	Call - OTC USD versus MXN	MXN	15.450	03/17/2015	19,400	(189)	(149)
CBK	Call - OTC USD versus JPY	JPY	116.000	02/03/2015	21,600	(261)	(751)
	Call - OTC USD versus JPY		118.000	02/03/2015	21,600	(166)	(478)
DUB	Call - OTC USD versus BRL	BRL	2.937	02/19/2015	5,800	(150)	(17)
FBF	Call - OTC USD versus JPY	JPY	116.000	02/03/2015	20,600	(258)	(717)
	Call - OTC USD versus JPY		118.000	02/03/2015	20,600	(164)	(456)
	Put - OTC USD versus JPY		80.000	02/28/2019	3,400	(176)	(49)
MSB	Call - OTC USD versus MXN	MXN	15.450	03/17/2015	22,800	(231)	(175)

						$(1,876)	$(2,866)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	TBD	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$10,300	$(91)	$(2)
DUB	Floor - OTC CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	11,800	(88)	(3)

						$(179)	$(5)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.940%	02/18/2015	GBP	145,600	$(340)	$(595)
	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.950%	02/19/2015		152,800	(360)	(646)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	09/21/2015	EUR	450,000	(233)	(625)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.310%	09/21/2015		450,000	(889)	(517)
	Put - OTC 10-Year Interest Rate Swap	3-Month JPY-LIBOR	Pay	2.250%	09/30/2015	JPY	8,620,000	(673)	(14)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350%	09/08/2015	EUR	83,300	(192)	(333)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	09/08/2015		83,300	(197)	(73)
	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.650%	01/22/2015	GBP	16,700	(113)	(265)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.000%	01/22/2015		16,700	(102)	0
GST	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.493%	09/01/2016	EUR	21,100	(792)	(1,787)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.970%	02/13/2015	GBP	334,600	(728)	(1,544)

								$(4,619)	$(6,399)

Total Written Options								$(6,785)	$(9,335)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Novo Banco S.A.	(5.000%	)	12/20/2019	3.913%	EUR	500	$(8)	$(20)	$0	$(28)
CBK	Royal Bank of Scotland Group PLC	(1.000%	)	12/20/2019	0.502%		3,800	(115)	0	0	(115)
MYC	Royal Bank of Scotland Group PLC	(1.000%	)	03/20/2020	0.525%		5,300	(165)	5	0	(160)

								$(288)	$(15)	$0	$(303)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.681%		$5,400	$(230)	$84	$0	$(146)
	Brazil Government International Bond	1.000%	12/20/2019	1.937%		10,300	(285)	(159)	0	(444)
	Export-Import Bank of China	1.000%	09/20/2016	0.493%		650	(18)	24	6	0
	South Africa Government International Bond	1.000%	03/20/2019	1.585%		17,550	(801)	392	0	(409)
	South Africa Government International Bond	1.000%	09/20/2019	1.759%		13,200	(365)	(77)	0	(442)
BPS	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		21,300	(411)	(97)	0	(508)
	Petrobras International Finance Co.	1.000%	09/20/2019	4.418%		13,600	(701)	(1,173)	0	(1,874)
	U.S. Treasury Notes	0.250%	06/20/2016	0.103%	EUR	2,400	(24)	31	7	0
BRC	Banque Centrale de Tunisie S.A.	1.000%	03/20/2016	1.652%		$9,600	(373)	300	0	(73)
	Indonesia Government International Bond	1.000%	09/20/2019	1.434%		8,700	(110)	(56)	0	(166)
	Russia Government International Bond	1.000%	09/20/2015	5.125%		3,400	(124)	26	0	(98)
	Russia Government International Bond	1.000%	12/20/2015	5.114%		20,800	(672)	(133)	0	(805)
	South Africa Government International Bond	1.000%	12/20/2019	1.831%		36,000	(1,470)	87	0	(1,383)
	Tesco PLC	1.000%	12/20/2019	1.872%	EUR	1,400	(25)	(44)	0	(69)
CBK	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.255%		$1,000	(1)	10	9	0
	Teck Resources Ltd.	1.000%	03/20/2016	0.558%		3,400	(10)	29	19	0
	Tesco PLC	1.000%	12/20/2019	1.872%	EUR	2,600	(30)	(98)	0	(128)
DBL	Brazil Government International Bond	1.000%	12/20/2019	1.937%		$300	(8)	(5)	0	(13)
DUB	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		5,000	(100)	(19)	0	(119)
	Republic of Korea	1.000%	09/20/2015	0.101%		300	(2)	4	2	0
FBF	Export-Import Bank of China	1.000%	12/20/2016	0.512%		1,800	(175)	192	17	0
	Qatar Government International Bond	1.000%	03/20/2016	0.378%		600	0	5	5	0
GST	Brazil Government International Bond	1.000%	12/20/2019	1.937%		12,600	(352)	(191)	0	(543)
	Greece Government International Bond	1.000%	09/20/2015	13.930%	EUR	3,050	(131)	(188)	0	(319)
	Greece Government International Bond	1.000%	09/20/2015	17.097%		$3,400	(107)	(252)	0	(359)
	Greece Government International Bond	1.000%	12/20/2015	18.551%		5,200	(238)	(526)	0	(764)
	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		9,600	(187)	(42)	0	(229)
	Russia Government International Bond	1.000%	03/20/2016	5.107%		2,200	(88)	(18)	0	(106)
	Tesco PLC	1.000%	12/20/2019	1.872%	EUR	1,300	(5)	(60)	0	(65)
HUS	Brazil Government International Bond	1.000%	09/20/2019	1.862%		$13,600	(161)	(354)	0	(515)
	Brazil Government International Bond	1.000%	12/20/2019	1.937%		7,200	(199)	(111)	0	(310)
	Qatar Government International Bond	1.000%	03/20/2016	0.378%		3,000	(3)	27	24	0
	Qatar Government International Bond	1.000%	06/20/2016	0.403%		500	(4)	8	4	0
	South Africa Government International Bond	1.000%	12/20/2019	1.831%		5,000	(201)	9	0	(192)
JPM	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.255%		500	0	5	5	0
	Indonesia Government International Bond	1.000%	09/20/2019	1.434%		4,800	(61)	(31)	0	(92)
	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		14,300	(272)	(69)	0	(341)
	Qatar Government International Bond	1.000%	03/20/2016	0.378%		900	(1)	8	7	0
	Russia Government International Bond	1.000%	12/20/2015	5.114%		15,800	(512)	(99)	0	(611)
	Russia Government International Bond	1.000%	03/20/2016	5.107%		4,700	(181)	(45)	0	(226)
MYC	Brazil Government International Bond	1.000%	03/20/2019	1.681%		25,000	(906)	231	0	(675)
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.255%		3,800	(10)	46	36	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.273%		1,000	(8)	19	11	0
	Export-Import Bank of China	1.000%	09/20/2016	0.493%		650	(18)	24	6	0
	Qatar Government International Bond	1.000%	03/20/2016	0.378%		1,000	(2)	10	8	0
	Qatar Government International Bond	1.000%	06/20/2016	0.403%		500	(4)	8	4	0
	Texas State General Obligation Bonds, Series 2003	0.950%	03/20/2021	0.408%		7,200	0	229	229	0
UAG	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.255%		500	(1)	5	4	0

							$(9,587)	$(2,034)	$403	$(12,024)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
CBK	iTraxx Europe Subordinated 22 5-Year Index	(1.000%)	12/20/2019	EUR	33,900	$1,322	$(377)	$945	$0
GST	iTraxx Europe Subordinated 22 5-Year Index	(1.000%)	12/20/2019		5,400	184	(33)	151	0

						$1,506	$(410)	$1,096	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020	EUR	11,700	$14,485	$3	$(296)	$0	$(293)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		53,200	70,154	(4,098)	(1,526)	0	(5,624)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		30,797	40,611	(2,232)	(1,023)	0	(3,255)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		700	862	0	(13)	0	(13)
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		91,400	113,258	101	(2,493)	0	(2,392)

							$(6,226)	$(5,351)	$0	$(11,577)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	126,300	$(4)	$(366)	$0	$(370)
	Receive	1-Year BRL-CDI	12.230%	01/04/2021		51,000	11	(207)	0	(196)
BRC	Pay	3-Month ZAR-JIBAR	7.500%	09/17/2019	ZAR	240,000	(47)	192	145	0
DUB	Receive	1-Year BRL-CDI	11.500%	01/04/2021	BRL	14,900	154	(69)	85	0
	Receive	1-Year BRL-CDI	12.230%	01/04/2021		44,600	54	(226)	0	(172)
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	88,300	25	(63)	0	(38)
GLM	Receive	1-Day EUR-EONIA Compounded-OIS	0.118%	09/17/2015	EUR	275,600	160	(333)	0	(173)
UAG	Receive	1-Year BRL-CDI	12.230%	01/04/2021	BRL	15,600	14	(74)	0	(60)
	Pay	28-Day MXN-TIIE	5.630%	10/11/2021	MXN	7,900	3	(7)	0	(4)
	Pay	28-Day MXN-TIIE	5.715%	10/15/2021		422,700	(6)	(56)	0	(62)

							$364	$(1,209)	$230	$(1,075)

Total Swap Agreements							$(14,231)	$(9,019)	$1,729	$(24,979)

(h)	Securities with an aggregate market value of $34,635 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$17,194	$0	$17,194
Bahrain
Sovereign Issues	0	4,295	0	4,295
Belgium
Corporate Bonds & Notes	0	11,700	0	11,700
Bermuda
Corporate Bonds & Notes	0	4,584	0	4,584
Brazil
Corporate Bonds & Notes	0	16,063	0	16,063
Sovereign Issues	0	32,186	0	32,186
Canada
Bank Loan Obligations	0	1,905	0	1,905
Sovereign Issues	0	12,385	0	12,385
Cayman Islands
Asset-Backed Securities	0	4,417	0	4,417
Corporate Bonds & Notes	0	10,229	0	10,229
China
Sovereign Issues	0	1,131	0	1,131
Colombia
Corporate Bonds & Notes	0	7,068	0	7,068
France
Corporate Bonds & Notes	0	47,624	0	47,624
Sovereign Issues	0	62,882	0	62,882
Germany
Sovereign Issues	0	100,911	0	100,911
Greece
Corporate Bonds & Notes	0	7,846	0	7,846
Hong Kong
Corporate Bonds & Notes	0	17,312	0	17,312
India
Corporate Bonds & Notes	0	16,503	0	16,503
Indonesia
Sovereign Issues	0	15,804	0	15,804
Ireland
Asset-Backed Securities	0	5,439	0	5,439
Corporate Bonds & Notes	0	72,365	0	72,365
Mortgage-Backed Securities	0	9,137	0	9,137
Italy
Corporate Bonds & Notes	0	11,429	0	11,429
Mortgage-Backed Securities	0	28,686	0	28,686
Sovereign Issues	0	111,334	0	111,334
Japan
Sovereign Issues	0	95,477	0	95,477
Jersey, Channel Islands
Mortgage-Backed Securities	0	9,334	0	9,334
Luxembourg
Asset-Backed Securities	0	2,878	0	2,878
Corporate Bonds & Notes	0	39,195	0	39,195
Mexico
Corporate Bonds & Notes	0	106	0	106
Sovereign Issues	0	19,887	0	19,887
Netherlands
Asset-Backed Securities	0	12,927	0	12,927
Corporate Bonds & Notes	0	32,192	0	32,192
Mortgage-Backed Securities	0	1,445	0	1,445
Norway
Corporate Bonds & Notes	0	6,373	0	6,373
Poland
Sovereign Issues	0	89,368	0	89,368
Portugal
Corporate Bonds & Notes	0	4,825	0	4,825
Qatar
Sovereign Issues	0	15,606	0	15,606
Slovakia
Sovereign Issues	0	1,210	0	1,210
Slovenia
Sovereign Issues	0	76,773	0	76,773
South Africa
Sovereign Issues	0	6,610	0	6,610
South Korea
Sovereign Issues	0	8,572	0	8,572
Spain
Asset-Backed Securities	0	10,696	0	10,696
Corporate Bonds & Notes	0	48,196	0	48,196
Sovereign Issues	0	132,905	0	132,905
Sweden
Corporate Bonds & Notes	0	1,264	0	1,264
Switzerland
Corporate Bonds & Notes	0	8,383	0	8,383
United Kingdom
Bank Loan Obligations	0	25,818	0	25,818
Corporate Bonds & Notes	0	102,627	0	102,627
Mortgage-Backed Securities	0	94,549	0	94,549
Sovereign Issues	0	107,908	0	107,908
United States
Asset-Backed Securities	0	88,923	0	88,923
Bank Loan Obligations	0	5,941	0	5,941
Corporate Bonds & Notes	0	41,240	15,845	57,085
Mortgage-Backed Securities	0	80,278	2,999	83,277
Municipal Bonds & Notes	0	36,285	0	36,285
U.S. Government Agencies	0	57,789	0	57,789
U.S. Treasury Obligations	0	127,461	0	127,461
Virgin Islands (British)
Corporate Bonds & Notes	0	6,774	0	6,774
Short-Term Instruments
Certificates of Deposit	0	4,308	0	4,308
Commercial Paper	0	3,144	0	3,144
Repurchase Agreements	0	666	0	666
Mexico Treasury Bills	0	89,768	0	89,768
U.S. Treasury Bills	0	3,089	0	3,089
	$0	$2,131,219	$18,844	$2,150,063

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$47,707	$0	$0	$47,707
Total Investments	$47,707	$2,131,219	$18,844	$2,197,770

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	80	2,365	0	2,445
Over the counter	0	44,488	0	44,488
	$80	$46,853	$0	$46,933

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(429)	(1,030)	0	(1,459)
Over the counter	0	(71,917)	0	(71,917)

	$(429)	$(72,947)	$0	$(73,376)

Totals	$47,358	$2,105,125	$18,844	$2,171,327

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.4%
AUSTRALIA 0.6%
MORTGAGE-BACKED SECURITIES 0.1%
Puma Finance Pty. Ltd.
0.371% due 02/21/2038		$92	$91
3.055% due 08/22/2037	AUD	36	29
Swan Trust
3.940% due 04/25/2041		342	282
Torrens Trust
3.062% due 10/19/2038		127	104

			506

SOVEREIGN ISSUES 0.5%
New South Wales Treasury Corp.
2.750% due 11/20/2025		610	593
4.000% due 05/20/2026		1,000	874
Queensland Treasury Corp.
4.250% due 07/21/2023		1,100	981

			2,448

Total Australia (Cost $3,184)			2,954

BRAZIL 2.8%
CORPORATE BONDS & NOTES 0.5%
Petrobras Global Finance BV
3.123% due 03/17/2020		$1,700	1,539
3.250% due 03/17/2017		900	851

			2,390

SOVEREIGN ISSUES 2.3%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		1,000	987
5.750% due 09/26/2023		700	723
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	6,900	2,351
10.000% due 01/01/2025		21,800	7,183

			11,244

Total Brazil (Cost $15,683)			13,634

CANADA 2.3%
CORPORATE BONDS & NOTES 0.1%
Caisse Centrale Desjardins
2.550% due 03/24/2016		$500	511

SOVEREIGN ISSUES 2.2%
Province of British Columbia
4.300% due 06/18/2042	CAD	100	104
Province of Ontario
2.100% due 09/08/2018		700	615
2.450% due 06/29/2022		$500	499
3.150% due 06/02/2022	CAD	3,300	3,005
3.450% due 06/02/2045		1,200	1,069
3.500% due 06/02/2024		3,100	2,867
4.000% due 10/07/2019		$400	438
Province of Quebec
2.750% due 08/25/2021		700	715
4.250% due 12/01/2021	CAD	700	681
5.125% due 11/14/2016		$300	324

			10,317

Total Canada (Cost $11,429)			10,828

CAYMAN ISLANDS 0.2%
ASSET-BACKED SECURITIES 0.2%
Four Corners CLO Ltd.
0.525% due 01/26/2020		$674	671
Halcyon Structured Asset Management Long/Short Ltd.
0.457% due 08/07/2021		107	107

Total Cayman Islands (Cost $769)			778

CHINA 0.2%
CORPORATE BONDS & NOTES 0.2%
Sinopec Group Overseas Development Ltd.
1.750% due 04/10/2017		$900	897

Total China (Cost $898)			897

DENMARK 0.3%
CORPORATE BONDS & NOTES 0.3%
Nykredit Realkredit A/S
2.000% due 01/01/2015	DKK	5,900	959
6.000% due 10/01/2029		5	1
Realkredit Danmark A/S
1.300% due 01/01/2038		15	2
2.000% due 01/01/2015		3,700	601

Total Denmark (Cost $1,742)			1,563

FRANCE 7.6%
SOVEREIGN ISSUES 7.6%
France Government Bond
1.000% due 05/25/2018	EUR	20,200	25,266
3.250% due 05/25/2045		3,100	4,921
4.000% due 10/25/2038		1,300	2,259
4.500% due 04/25/2041		2,200	4,175

Total France (Cost $36,437)			36,621

GERMANY 0.6%
CORPORATE BONDS & NOTES 0.4%
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	800	680
Landwirtschaftliche Rentenbank
5.375% due 04/23/2024	NZD	1,400	1,169
7.000% due 05/10/2017		200	166

			2,015

SOVEREIGN ISSUES 0.2%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	622	786

Total Germany (Cost $3,069)			2,801

GREECE 0.6%
CORPORATE BONDS & NOTES 0.4%
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,700	2,109
SOVEREIGN ISSUES 0.2%
Republic of Greece Government Bond
5.000% due 08/22/2016	JPY	130,000	951

Total Greece (Cost $3,538)			3,060

IRELAND 1.2%
ASSET-BACKED SECURITIES 0.1%
Mercator CLO PLC
0.314% due 02/18/2024	EUR	404	482
CORPORATE BONDS & NOTES 1.1%
Depfa ACS Bank
4.375% due 01/15/2015		1,900	2,302
German Postal Pensions Securitisation PLC
4.375% due 01/18/2022		2,000	3,054

			5,356

Total Ireland (Cost $5,913)			5,838

ITALY 12.4%
ASSET-BACKED SECURITIES 0.0%
Berica Asset-Backed Security SRL
0.379% due 12/31/2055	EUR	169	204

CORPORATE BONDS & NOTES 2.2%
Banca Carige SpA
3.875% due 10/24/2018		2,600	3,464
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2019		1,530	2,083
Banco Popolare SC
3.500% due 03/14/2019		2,100	2,651
Intesa Sanpaolo SpA
3.125% due 01/15/2016		$700	711
3.625% due 08/12/2015		1,500	1,520

			10,429

MORTGAGE-BACKED SECURITIES 0.5%
Berica Residential MBS SRL
0.383% due 03/31/2048	EUR	893	1,062
Claris ABS
0.538% due 10/31/2060		1,122	1,345

			2,407

SOVEREIGN ISSUES 9.7%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (c)		1,098	1,378
3.750% due 09/01/2024		700	989
4.750% due 09/01/2021		400	589
4.750% due 08/01/2023		14,500	21,809
4.750% due 09/01/2028		1,700	2,602
4.750% due 09/01/2044		3,600	5,648
5.500% due 09/01/2022		2,400	3,731
5.500% due 11/01/2022		5,500	8,562
Italy Government International Bond
6.000% due 08/04/2028	GBP	600	1,150

			46,458

Total Italy (Cost $60,221)			59,498

JAPAN 13.0%
SOVEREIGN ISSUES 13.0%
Japan Government International Bond
1.400% due 09/20/2034	JPY	1,200,000	10,642
1.600% due 03/20/2033		1,340,000	12,455
1.700% due 09/20/2032		2,910,000	27,536
1.700% due 09/20/2044		1,240,000	11,464

Total Japan (Cost $65,787)			62,097

MEXICO 1.2%
SOVEREIGN ISSUES 1.2%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	59,100	4,002
7.500% due 06/03/2027		23,400	1,774

Total Mexico (Cost $6,503)			5,776

NETHERLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Cadogan Square CLO BV
0.536% due 01/17/2023	EUR	291	348

Total Netherlands (Cost $382)			348

NORWAY 0.9%
CORPORATE BONDS & NOTES 0.4%
Eksportfinans ASA
2.375% due 05/25/2016		$1,500	1,507
5.500% due 05/25/2016		500	524

			2,031

SOVEREIGN ISSUES 0.5%
Kommunalbanken A/S
0.635% due 03/27/2017		2,400	2,418

Total Norway (Cost $4,326)			4,449

POLAND 2.6%
SOVEREIGN ISSUES 2.6%
Poland Government International Bond
3.250% due 07/25/2025	PLN	31,800	9,605
4.000% due 10/25/2023		8,700	2,769

Total Poland (Cost $12,867)			12,374

PORTUGAL 0.3%
CORPORATE BONDS & NOTES 0.3%
Novo Banco S.A.
3.375% due 02/17/2016	EUR	1,000	1,214

Total Portugal (Cost $1,301)			1,214

SLOVENIA 2.5%
SOVEREIGN ISSUES 2.5%
Slovenia Government International Bond
4.125% due 02/18/2019		$1,700	1,785
4.125% due 01/26/2020	EUR	1,400	1,924
4.700% due 11/01/2016		3,100	4,020
4.750% due 05/10/2018		$2,500	2,681
5.250% due 02/18/2024		900	993
5.850% due 05/10/2023		600	682

Total Slovenia (Cost $12,111)			12,085

SPAIN 10.2%
CORPORATE BONDS & NOTES 0.3%
Bankia S.A.
4.375% due 01/28/2015	EUR	700	849
BPE Financiaciones S.A.
2.875% due 05/19/2016		100	124
Cedulas Fondo de Titulizacion de Activos
3.875% due 05/23/2025		200	288

			1,261

SOVEREIGN ISSUES 9.9%
Spain Government International Bond
2.750% due 10/31/2024		7,000	9,346
3.800% due 04/30/2024		16,500	23,902
4.800% due 01/31/2024		1,900	2,945
5.400% due 01/31/2023		6,600	10,452
Xunta de Galicia
6.131% due 04/03/2018		600	852

			47,497

Total Spain (Cost $49,307)			48,758

SUPRANATIONAL 0.7%
CORPORATE BONDS & NOTES 0.7%
European Union
3.500% due 06/04/2021	EUR	2,085	3,034
International Bank for Reconstruction & Development
4.500% due 08/16/2016	NZD	700	552

Total Supranational (Cost $3,531)			3,586

SWEDEN 0.6%
CORPORATE BONDS & NOTES 0.5%
Stadshypotek AB
3.000% due 03/21/2018	SEK	2,000	278
4.250% due 10/10/2017	AUD	1,700	1,432
Swedbank Hypotek AB
3.750% due 12/20/2017	SEK	3,500	493

			2,203

SOVEREIGN ISSUES 0.1%
Sweden Government International Bond
4.250% due 03/12/2019		3,700	556

Total Sweden (Cost $3,265)			2,759

UNITED KINGDOM 9.3%
ASSET-BACKED SECURITIES 0.4%
Motor PLC
0.650% due 08/25/2021		$2,144	2,145

BANK LOAN OBLIGATIONS 0.5%
Virgin Media Bristol LLC
3.500% due 06/07/2020		2,400	2,364

CORPORATE BONDS & NOTES 0.6%
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	700	831
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	200	385
Pearson Dollar Finance PLC
6.250% due 05/06/2018		$1,275	1,427

			2,643

MORTGAGE-BACKED SECURITIES 2.7%
Eurosail PLC
0.680% due 03/13/2045	GBP	11	17
0.717% due 06/10/2044		187	284
Fosse Master Issuer PLC
2.658% due 10/18/2054		1,100	1,733
Granite Mortgages PLC
0.880% due 06/20/2044		339	527
Hercules Eclipse PLC
0.797% due 10/25/2018		1,490	2,295
Lanark Master Issuer PLC
1.633% due 12/22/2054		$696	703
Leek Finance PLC
0.507% due 09/21/2038		2,466	2,565
Newgate Funding PLC
1.560% due 12/15/2050	GBP	769	1,159
1.810% due 12/15/2050		385	570
ResLoc UK PLC
0.720% due 12/15/2043		2,248	3,297

			13,150

SOVEREIGN ISSUES 5.1%
United Kingdom Gilt
2.250% due 09/07/2023		1,500	2,450
2.750% due 09/07/2024		1,100	1,866
3.250% due 01/22/2044 (g)		6,800	12,221
3.500% due 01/22/2045		300	565
4.250% due 06/07/2032		400	804
4.250% due 03/07/2036		200	409
4.250% due 12/07/2040 (g)		1,800	3,765
4.500% due 09/07/2034 (g)		700	1,465
4.750% due 12/07/2038		300	667

			24,212

Total United Kingdom (Cost $41,404)			44,514

UNITED STATES 25.0%
ASSET-BACKED SECURITIES 3.0%
AFC Home Equity Loan Trust
0.880% due 12/22/2027	$1	1
Amortizing Residential Collateral Trust
0.870% due 10/25/2031	8	7
Amresco Residential Securities Corp. Mortgage Loan Trust
1.110% due 06/25/2029	9	8
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.530% due 10/25/2035	2,000	1,867
Bear Stearns Asset-Backed Securities Trust
0.435% due 04/25/2036	3,500	3,286
0.830% due 10/25/2032	2	2
Countrywide Asset-Backed Certificates
0.350% due 09/25/2036	64	63
Credit Suisse First Boston Mortgage Securities Corp.
0.775% due 01/25/2032	6	5
EMC Mortgage Loan Trust
0.620% due 05/25/2043	566	540
First Alliance Mortgage Loan Trust
0.155% due 12/20/2027	20	20
GSAMP Trust
1.025% due 11/25/2034	913	846
Home Equity Asset Trust
0.355% due 07/25/2037	1,576	1,494
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^	133	73
JPMorgan Mortgage Acquisition Trust
0.230% due 03/25/2047	37	37
Long Beach Mortgage Loan Trust
0.640% due 08/25/2035	113	112
MASTR Specialized Loan Trust
0.540% due 01/25/2037	1,623	1,050
Merrill Lynch Mortgage Investors Trust
0.650% due 05/25/2036	100	90
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^	2,629	1,513
Renaissance Home Equity Loan Trust
0.670% due 12/25/2033	18	18
Residential Asset Mortgage Products Trust
0.715% due 06/25/2032	6	5
Residential Asset Securities Corp. Trust
0.655% due 07/25/2032 ^	13	11
0.965% due 01/25/2035	239	225
SLC Student Loan Trust
0.691% due 06/15/2017	1	1
SLM Student Loan Trust
1.734% due 04/25/2023	868	892
Specialty Underwriting & Residential Finance Trust
0.320% due 06/25/2037	709	418
0.670% due 06/25/2036	700	667
Structured Asset Investment Loan Trust
1.070% due 09/25/2034	939	902

		14,153

CORPORATE BONDS & NOTES 1.1%
Ally Financial, Inc.
4.625% due 06/26/2015	2,400	2,421
Burlington Northern Santa Fe LLC
5.750% due 03/15/2018	446	500
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	331	357
International Lease Finance Corp.
6.750% due 09/01/2016	600	641
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	700	105
Masco Corp.
5.850% due 03/15/2017	1,000	1,077
6.125% due 10/03/2016	300	320

		5,421

MORTGAGE-BACKED SECURITIES 4.0%
American Home Mortgage Assets Trust
0.360% due 05/25/2046 ^	309	224
Banc of America Mortgage Trust
2.680% due 06/25/2035	361	348

BCAP LLC Trust
0.896% due 01/26/2047	66	59
5.250% due 08/26/2037	102	107
Bear Stearns Adjustable Rate Mortgage Trust
2.290% due 08/25/2035	115	116
2.468% due 10/25/2033	16	16
2.475% due 08/25/2033	14	14
2.482% due 05/25/2034	15	14
2.515% due 03/25/2035	15	15
2.647% due 05/25/2034	35	34
2.663% due 09/25/2034	179	171
2.955% due 05/25/2047 ^	382	329
3.013% due 11/25/2034	12	12
Bear Stearns ALT-A Trust
0.330% due 02/25/2034	80	72
2.554% due 05/25/2035	24	24
2.667% due 11/25/2035 ^	654	515
2.677% due 08/25/2036 ^	226	167
Bear Stearns Structured Products, Inc.
2.591% due 01/26/2036	163	129
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035	59	59
2.745% due 09/25/2037 ^	386	347
Commercial Mortgage Trust
1.773% due 01/10/2046 (a)	4,870	410
Countrywide Alternative Loan Trust
0.345% due 02/20/2047	412	308
0.375% due 07/20/2046 ^	323	226
0.450% due 02/25/2037	468	370
0.520% due 05/25/2037 ^	230	146
1.613% due 11/25/2035	68	57
2.153% due 11/25/2035	23	20
2.662% due 02/25/2037 ^	109	97
5.250% due 06/25/2035 ^	34	31
5.299% due 11/25/2035 ^	312	254
6.250% due 08/25/2037 ^	44	37
6.500% due 06/25/2036 ^	95	77
Countrywide Home Loan Mortgage Pass-Through Trust
0.370% due 04/25/2046	508	448
0.930% due 09/25/2034	52	48
2.350% due 04/20/2035	9	9
2.465% due 08/25/2034	115	100
2.589% due 08/25/2034	13	11
Countrywide Home Loan Reperforming REMIC Trust 0.510% due 06/25/2035	210	188
Credit Suisse First Boston Mortgage Securities Corp.
2.472% due 08/25/2033	23	23
6.500% due 04/25/2033	6	6
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^	225	127
DBUBS Mortgage Trust
0.247% due 11/10/2046 (a)	900	16
1.374% due 11/10/2046 (a)	2,329	54
Deutsche ALT-A Securities, Inc.
0.310% due 07/25/2047	1,120	961
Extended Stay America Trust
1.079% due 12/05/2031 (a)	4,000	49
Greenpoint Mortgage Funding Trust
0.440% due 11/25/2045	12	9
GS Mortgage Securities Corp.
1.733% due 02/10/2046 (a)	2,914	283
2.361% due 11/10/2045 (a)	2,431	288
GSR Mortgage Loan Trust
1.890% due 03/25/2033	13	13
2.216% due 06/25/2034	29	27
2.814% due 01/25/2035	79	78
6.000% due 03/25/2032	1	1
HarborView Mortgage Loan Trust
0.505% due 06/20/2035	37	36
0.963% due 12/19/2036 ^	151	125
2.483% due 05/19/2033	52	52
Impac CMB Trust
0.890% due 10/25/2034	1,047	921
1.170% due 07/25/2033	10	10
IndyMac Mortgage Loan Trust
4.533% due 09/25/2035	148	129
JPMorgan Mortgage Trust
1.990% due 11/25/2033	15	15
5.021% due 10/25/2035	58	57
MASTR Alternative Loan Trust
0.570% due 03/25/2036	57	16
Merrill Lynch Mortgage Investors Trust
0.420% due 08/25/2036	42	41
2.124% due 02/25/2036	256	256
2.221% due 02/25/2033	19	18
2.475% due 02/25/2036	100	94
2.791% due 05/25/2033	28	26

Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	349	274
Residential Accredit Loans, Inc. Trust
0.320% due 02/25/2047	463	268
0.350% due 06/25/2046	452	205
1.613% due 08/25/2035	483	411
Residential Asset Securitization Trust
0.570% due 01/25/2046 ^	91	48
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	3	3
Royal Bank of Scotland Capital Funding Trust
6.040% due 12/16/2049	182	192
Sequoia Mortgage Trust
0.365% due 07/20/2036	620	582
0.515% due 07/20/2033	87	82
Structured Adjustable Rate Mortgage Loan Trust
2.467% due 04/25/2034	48	48
2.493% due 09/25/2035	625	562
2.573% due 02/25/2034	19	19
Structured Asset Mortgage Investments Trust
0.380% due 05/25/2046	107	81
0.390% due 05/25/2036	276	207
0.390% due 09/25/2047	496	397
0.744% due 07/19/2034	23	23
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	324	210
Thornburg Mortgage Securities Trust
1.420% due 06/25/2037	520	456
1.420% due 06/25/2047	80	72
1.794% due 06/25/2047	153	138
5.750% due 06/25/2037	545	549
6.038% due 09/25/2037	249	258
WaMu Mortgage Pass-Through Certificates
0.460% due 07/25/2045	1,293	1,217
WaMu Mortgage Pass-Through Certificates Trust
0.480% due 01/25/2045	52	48
1.921% due 02/27/2034	38	37
2.017% due 12/25/2036 ^	1,125	988
2.339% due 12/25/2035	692	662
2.362% due 08/25/2035	43	43
2.443% due 06/25/2033	14	14
Washington Mutual Mortgage Loan Trust
1.311% due 05/25/2041	4	4
Washington Mutual Mortgage Pass-Through Certificates Trust
1.053% due 07/25/2046 ^	78	46
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	282	257
Wells Fargo Mortgage-Backed Securities Trust
2.607% due 04/25/2036	238	238
2.621% due 06/25/2035	451	456
6.000% due 07/25/2036 ^	275	277
Wells Fargo-RBS Commercial Mortgage Trust
1.495% due 03/15/2045 (a)	7,283	530

		19,242

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
3.708% due 01/16/2018	1,800	44

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 9.5%
Fannie Mae
0.270% due 01/25/2021	$6	6
0.370% due 10/27/2037	1,000	986
0.670% due 12/25/2040	485	490
0.750% due 06/25/2041	1,210	1,224
0.770% due 11/25/2020	1,084	1,102
2.002% due 12/01/2034	66	69
2.485% due 11/01/2034	123	132
3.500% due 01/01/2030 - 02/01/2030	29,000	30,624
4.295% due 06/01/2021	3,137	3,474
6.000% due 04/25/2043 - 07/25/2044	193	219
6.500% due 11/25/2042	158	178

Freddie Mac
0.611% due 12/15/2031		1	1
0.761% due 12/15/2037		100	101
1.049% due 11/25/2022 (a)		3,373	222
1.315% due 10/25/2044		177	179
Ginnie Mae
0.761% due 02/16/2030		25	25
0.811% due 02/16/2030		24	25
1.625% due 11/20/2021 - 06/20/2030		64	65
2.000% due 07/20/2022 - 05/20/2030		38	40
6.000% due 08/20/2034		882	993
NCUA Guaranteed Notes
0.527% due 11/06/2017		2,582	2,589
0.717% due 12/08/2020		1,164	1,176
Small Business Administration
5.600% due 09/01/2028		475	528
Tennessee Valley Authority
5.880% due 04/01/2036		637	872

			45,320

U.S. TREASURY OBLIGATIONS 7.4%
U.S. Treasury Bonds
2.750% due 11/15/2042		700	700
3.125% due 11/15/2041		1,400	1,513
3.625% due 08/15/2043		1,800	2,119
3.625% due 02/15/2044		3,100	3,652
4.500% due 08/15/2039		200	267
6.125% due 11/15/2027		700	996
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022		1,364	1,330
0.125% due 07/15/2022 (i)		6,505	6,351
0.125% due 01/15/2023 (i)		6,995	6,780
1.375% due 01/15/2020		220	231
1.375% due 02/15/2044		204	232
1.750% due 01/15/2028		1,813	2,058
2.375% due 01/15/2027		353	424
2.500% due 01/15/2029		664	826
3.875% due 04/15/2029		1,011	1,451
U.S. Treasury Notes
1.500% due 08/31/2018 (i)		3,700	3,718
1.625% due 08/15/2022 (k)		100	97
1.750% due 10/31/2020 (i)(k)		800	796
2.000% due 11/30/2020 (k)		700	706
2.375% due 08/15/2024 (k)		1,200	1,222

			35,469

Total United States (Cost $116,096)			119,649

SHORT-TERM INSTRUMENTS 5.2%
CERTIFICATES OF DEPOSIT 1.6%
Intesa Sanpaolo SpA
1.610% due 04/11/2016		$2,000	2,004
1.650% due 04/07/2015		5,700	5,711

			7,715

COMMERCIAL PAPER 0.2%
Greensill Capital SCF S.A.
5.830% due 03/04/2015 (e)		1,000	991

REPURCHASE AGREEMENTS (f) 0.2%			912

MEXICO TREASURY BILLS 3.1%
3.453% due 02/05/2015 - 04/01/2015 (b)	MXN	221,200	14,925

U.S. TREASURY BILLS 0.1%
0.038% due 04/09/2015 (g)		$260	260

Total Short-Term Instruments (Cost $26,309)			24,803

Total Investments in Securities (Cost $486,072)			480,884

	SHARES
INVESTMENTS IN AFFILIATES 5.8%
SHORT-TERM INSTRUMENTS 5.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%
PIMCO Short-Term Floating NAV Portfolio	2,025	20
PIMCO Short-Term Floating NAV Portfolio III	2,796,120	27,715

Total Short-Term Instruments (Cost $27,858)		27,735

Total Investments in Affiliates (Cost $27,858)		27,735

Total Investments 106.2% (Cost $513,930)		$508,619
Financial Derivative Instruments (h)(j) 1.6% (Cost or Premiums, net $(2,753))		7,541
Other Assets and Liabilities, net (7.8%)		(37,337)

Net Assets 100.0%		$478,823

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Greensill Capital SCF S.A.	5.830%	03/04/2015	09/03/2014	$991	$991	0.21%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$ 912	Fannie Mae 2.260% due 10/17/2022	$(930)	$912	$912

Total Repurchase Agreements						$(930)	$912	$912

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.699%	11/13/2014	02/12/2015	GBP	(893)	$(1,399)
	0.709%	11/13/2014	02/12/2015		(3,767)	(5,809)
	0.711%	11/13/2014	02/12/2015		(1,144)	(1,762)

Total Sale-Buyback Transactions						$(8,970)

(2)	As of December 31, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2014 was $10,229 at a weighted average interest rate of 0.460%.
(3)	Payable for sale-buyback transactions includes $26 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	01/01/2045	$13,000	$(13,797)	$(13,871)
Fannie Mae	4.000%	02/01/2045	5,000	(5,308)	(5,321)
Fannie Mae	4.500%	01/01/2045	29,000	(31,415)	(31,477)

Total Short Sales				$(50,520)	$(50,669)

(g)	Securities with an aggregate market value of $9,898 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Bond March Futures	Long	03/2015	150	$36	$38	$0
Australia Government 10-Year Bond March Futures	Long	03/2015	46	59	41	0
Call Options Strike @ EUR 152.500 on Euro-Bund 10-Year Bond March Futures	Long	02/2015	69	206	3	0
Call Options Strike @ EUR 153.500 on Euro-Bund 10-Year Bond March Futures	Short	02/2015	69	(164)	0	(2)
Call Options Strike @ EUR 155.000 on Euro-Bund 10-Year Bond March Futures	Short	02/2015	69	(101)	0	0
Canada Government 10-Year Bond March Futures	Short	03/2015	157	(37)	0	(82)
Euro-Bobl March Futures	Long	03/2015	22	19	0	0
Euro-Bund 10-Year Bond March Futures	Long	03/2015	152	304	9	0
Euro-Buxl 30-Year Bond March Futures	Long	03/2015	2	1	1	0
U.S. Treasury 10-Year Note March Futures	Long	03/2015	177	45	39	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	45	177	13	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2015	28	173	10	0
United Kingdom Long Gilt March Futures	Long	03/2015	6	31	5	0

Total Futures Contracts				$749	$159	$(84)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Senior 22 5-Year Index	(1.000%)	12/20/2019	EUR	23,550	$(461)	$(122)	$51	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month PLN-WIBOR	2.250%	03/18/2025	PLN	1,100	$1	$3	$0	$0
Pay	3-Month PLN-WIBOR	2.250%	06/17/2025		1,200	1	3	0	0
Receive	3-Month USD-LIBOR	0.800%	09/25/2017		$17,700	249	(14)	0	0
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		19,900	225	1,338	16	0
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		2,100	(139)	(113)	0	(2)
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		3,300	241	258	2	0
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		200	(13)	1	0	0
Pay	3-Month USD-LIBOR	3.500%	12/17/2034		4,000	572	230	6	0
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		5,900	1,020	531	9	0
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2019	AUD	9,600	210	176	41	0
Pay	6-Month AUD-BBR-BBSW	3.000%	06/17/2020		2,500	26	15	12	0
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025	EUR	100	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		16,200	(2,612)	(2,292)	0	(64)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	29,600	(519)	(610)	0	(11)
Receive	6-Month GBP-LIBOR	1.500%	12/17/2016		17,300	(313)	(220)	0	(7)
Receive	6-Month GBP-LIBOR	1.500%	03/18/2017		2,100	(32)	(36)	0	(1)
Receive	6-Month GBP-LIBOR	2.250%	12/17/2019		6,900	(427)	(410)	0	(18)
Pay	6-Month GBP-LIBOR	2.750%	03/18/2025		8,200	1,035	420	63	0
Receive	6-Month GBP-LIBOR	3.000%	09/16/2045		600	(154)	(130)	0	(16)
Receive	6-Month JPY-LIBOR	0.500%	09/17/2021	JPY	5,340,000	(595)	(199)	0	(11)
Pay	28-Day MXN-TIIE	5.010%	10/10/2019	MXN	74,300	(66)	(21)	11	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		20,200	(9)	(4)	6	0
Pay	28-Day MXN-TIIE	5.620%	11/09/2021		14,000	(7)	(7)	4	0
Pay	28-Day MXN-TIIE	5.560%	11/11/2021		4,200	(3)	(3)	1	0
Pay	28-Day MXN-TIIE	7.380%	02/09/2029		3,500	22	3	2	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		7,700	9	(1)	4	0

						$(1,283)	$(1,088)	$177	$(130)

Total Swap Agreements						$(1,744)	$(1,210)	$228	$(130)

(i)	Securities with an aggregate market value of $2,738 and cash of $2,085 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2015	AUD	11,731		$10,034	$457	$0
BOA	01/2015	BRL	18,423		6,936	5	0
	01/2015	EUR	8,619		10,612	183	0
	01/2015	ILS	3,966		1,058	42	0
	01/2015	JPY	7,179,218		60,828	891	0
	01/2015	PLN	6,411		1,894	85	0
	01/2015	SEK	10,365		1,395	66	0
	01/2015		$6,963	BRL	18,423	13	(46)
	01/2015		6,956	EUR	5,599	0	(181)
	01/2015		26,969	GBP	17,262	0	(65)
	02/2015	GBP	17,262		$26,963	64	0
	02/2015	MYR	11,693		3,570	246	0
	02/2015		$540	INR	33,799	0	(10)
	02/2015		13,716	MYR	45,368	0	(820)
	07/2015	BRL	8,551		$3,092	33	0
	09/2015		$40	CNY	246	0	(1)
BPS	01/2015	BRL	8,740		$3,320	32	0
	01/2015	EUR	1,552		1,919	41	0
	01/2015	GBP	665		1,040	3	0
	01/2015		$3,364	BRL	8,740	0	(76)
	01/2015		109	CAD	125	0	(2)
	01/2015		127,472	EUR	104,535	0	(979)
	01/2015		3,655	ILS	14,171	0	(22)
	02/2015	EUR	102,035		$124,400	894	0
	02/2015	MXN	89,433		6,599	549	0
	02/2015	MYR	1,976		600	38	0
	02/2015		$600	INR	37,470	0	(13)
BRC	01/2015	DKK	9,725		$1,657	77	0
	01/2015	PLN	9,996		2,945	125	0
	01/2015		$360	ILS	1,368	0	(9)
	02/2015	MXN	17,702		$1,305	108	0
	02/2015	MYR	1,976		600	38	0
	02/2015		$260	INR	16,275	0	(5)
	02/2015		9,164	MXN	125,041	0	(705)
	04/2015	BRL	5,150		$2,128	237	0
	09/2015		$371	CNY	2,246	0	(13)
CBK	01/2015	BRL	22,908		$9,690	1,073	0
	01/2015	EUR	50,567		63,117	1,929	0
	01/2015	PLN	3,614		1,061	41	0
	01/2015	SGD	8,889		6,862	156	0
	01/2015		$8,635	BRL	22,908	0	(18)
	01/2015		48,943	EUR	40,115	0	(402)
	02/2015	EUR	40,115		$48,958	402	0
	02/2015	MYR	4,793		1,460	98	0
	02/2015		$550	INR	34,436	0	(10)
	02/2015		3,412	MXN	49,861	0	(38)
	09/2015		1,575	CNY	9,516	0	(62)
DUB	01/2015	BRL	30,392		$11,478	44	0
	01/2015		$11,812	BRL	30,392	0	(379)
	01/2015		1,770	ILS	6,708	0	(50)
	02/2015	BRL	4,647		$1,732	0	(2)
	02/2015	INR	114,916		1,825	24	0
	02/2015		$546	BRL	1,444	0	(7)
	07/2015	BRL	30,392		$11,203	330	0
FBF	01/2015		14,308		5,427	44	0
	01/2015	GBP	8,379		13,141	82	0
	01/2015		$5,529	BRL	14,308	0	(146)
	02/2015	INR	100,656		$1,600	23	0
	07/2015	BRL	14,308		5,242	123	0
GLM	01/2015	CHF	105		109	3	0
	01/2015	EUR	96,756		120,809	3,730	0
	01/2015	GBP	8,379		13,139	80	0
	01/2015	ILS	3,942		1,052	41	0
	01/2015	JPY	218,000		1,840	20	0
	01/2015	NZD	2,090		1,635	5	0
	01/2015	PLN	4,558		1,357	71	0
	01/2015		$249	GBP	160	1	0
	02/2015	MXN	151,428		$11,318	1,074	0
	02/2015	MYR	7,119		2,160	136	0
	02/2015		$1,203	MXN	16,288	0	(101)
HUS	01/2015	AUD	3,007		$2,513	58	0
	01/2015	BRL	8,620		3,566	323	0
	01/2015	CAD	9,603		8,415	150	0
	01/2015	ILS	15,397		4,086	138	0
	01/2015		$1,622	AUD	1,965	0	(18)
	01/2015		3,245	BRL	8,620	0	(2)
	01/2015		4,513	SGD	5,922	0	(45)
	01/2015	ZAR	3,434		$304	8	0
	02/2015	BRL	1,328		495	0	(1)
	02/2015		$160	INR	10,019	0	(3)
	04/2015	MXN	64,606		$4,459	104	0
JPM	01/2015	BRL	23,003		9,525	872	0
	01/2015	JPY	1,035,100		8,642	50	(50)
	01/2015		$8,756	BRL	23,003	6	(108)
	01/2015		8,981	EUR	7,245	0	(214)
	01/2015		270	ILS	1,026	0	(7)
	02/2015	HKD	1,189		$153	0	0
	02/2015	JPY	8,657,018		71,924	0	(367)
	02/2015	MXN	65,936		4,663	202	0
	02/2015	MYR	1,976		600	38	0
	02/2015		$8,215	INR	519,776	0	(71)
	02/2015		2,893	MXN	39,647	0	(211)
	07/2015	BRL	8,086		$2,904	22	(11)
	09/2015		$465	CNY	2,810	0	(18)
MSB	01/2015	BRL	12,117		$4,559	35	(34)
	01/2015	JPY	224,700		1,932	56	0
	01/2015		$4,562	BRL	12,117	0	(3)
	01/2015		8,160	CAD	9,478	0	(3)
	02/2015	BRL	2,927		$1,092	0	0
	02/2015	CAD	9,478		8,155	3	0
	02/2015	MXN	65,936		4,663	203	0
	02/2015		$605	BRL	1,554	0	(25)
	04/2015		3,583		9,872	41	0
	09/2015		40	CNY	246	0	(1)
NGF	01/2015	BRL	1,669		$610	0	(18)
	01/2015		$628	BRL	1,669	0	0
RBC	02/2015	MXN	81,203		$5,818	324	0
SCX	02/2015		5,355		379	17	0
SOG	01/2015	PLN	18,934		5,639	297	0
UAG	01/2015	BRL	3,651		1,430	70	(14)
	01/2015		$10,448	AUD	12,773	0	(20)
	01/2015		1,374	BRL	3,651	0	(1)
	01/2015		2,231	SGD	2,930	0	(21)
	02/2015	AUD	12,104		$9,877	17	0
	02/2015	CNY	14,066		2,278	0	(6)
	02/2015	MYR	15,392		4,574	199	0
	02/2015		$509	GBP	327	1	0
	03/2015	CHF	8,400		$8,715	255	0

Total Forward Foreign Currency Contracts						$17,246	$(5,434)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC USD versus JPY	JPY	114.000	02/03/2015	$4,100	$77	$203
FBF	Call - OTC USD versus JPY		114.000	02/03/2015	3,900	77	193

						$154	$396

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		$3,000	$242	$29
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		2,100	173	20
GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	11/26/2015	EUR	8,600	141	242

								$556	$291

Total Purchased Options								$710	$687

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	03/18/2015		$200	$(1)	$0
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	700	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		700	(1)	0
BRC	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		3,300	(2)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.950%	03/18/2015		3,300	(4)	(4)
CBK	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		1,600	(3)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		1,000	(2)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		600	(1)	0
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		800	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		800	(2)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.100%	01/21/2015		700	(2)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.200%	01/21/2015		900	(2)	0
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		700	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		700	(2)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		400	0	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		400	(1)	0
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		500	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		500	(1)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		900	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		900	(2)	(1)

							$(31)	$(14)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$1,700	$(47)	$(109)
	Put - OTC USD versus JPY	JPY	93.000	09/08/2016	4,600	(83)	(27)
	Put - OTC USD versus JPY		80.000	02/18/2019	3,300	(182)	(46)
	Put - OTC USD versus JPY		80.000	02/28/2019	2,000	(98)	(29)
BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	2,600	(65)	(127)
	Call - OTC USD versus MXN	MXN	15.450	03/17/2015	2,100	(20)	(16)
BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	1,700	(41)	(4)
	Put - OTC USD versus JPY		94.750	04/21/2016	2,300	(69)	(10)
	Put - OTC USD versus JPY		97.000	09/08/2016	1,400	(28)	(12)
CBK	Call - OTC USD versus BRL	BRL	2.600	03/11/2015	1,600	(29)	(76)
	Call - OTC USD versus BRL		2.740	06/08/2015	2,400	(54)	(105)
	Call - OTC USD versus JPY	JPY	116.000	02/03/2015	4,100	(49)	(143)
	Call - OTC USD versus JPY		118.000	02/03/2015	4,100	(32)	(91)
	Put - OTC USD versus JPY		93.000	04/21/2016	1,100	(26)	(4)
	Put - OTC USD versus JPY		95.000	09/08/2016	7,200	(159)	(51)
	Put - OTC USD versus JPY		96.000	09/08/2016	2,100	(50)	(16)
DUB	Put - OTC USD versus JPY		92.000	05/19/2016	2,600	(61)	(9)
FBF	Call - OTC USD versus JPY		116.000	02/03/2015	3,900	(49)	(136)
	Call - OTC USD versus JPY		118.000	02/03/2015	3,900	(31)	(86)
GLM	Call - OTC USD versus BRL	BRL	2.650	05/29/2015	900	(27)	(53)
	Call - OTC USD versus BRL		2.710	06/02/2015	1,400	(42)	(67)
	Call - OTC USD versus BRL		3.150	06/21/2016	3,400	(117)	(217)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	2,100	(47)	(4)
JPM	Put - OTC USD versus JPY		91.000	02/18/2016	4,700	(119)	(10)
MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015	700	(21)	(43)
	Call - OTC USD versus MXN	MXN	15.450	03/17/2015	2,500	(25)	(19)
UAG	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	2,600	(71)	(170)

						$(1,642)	$(1,680)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	TBD	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$ 500	$(6)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$13,000	$(247)	$(88)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		8,800	(166)	(59)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.650%	01/22/2015	GBP	3,300	(22)	(52)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.000%	01/22/2015		3,300	(20)	0
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.564%	11/26/2015	EUR	3,400	(140)	(275)

								$(595)	$(474)

Total Written Options								$(2,274)	$(2,168)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value

Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Marsh & McLennan Cos., Inc.	(0.990%)	09/20/2015	0.018%		$138	$0	$(1)	$0	$(1)
BRC	Health Care REIT, Inc.	(2.930%)	06/20/2015	0.059%		400	0	(6)	0	(6)
CBK	Royal Bank of Scotland Group PLC	(1.000%)	12/20/2019	0.502%	EUR	800	(24)	0	0	(24)
MYC	Royal Bank of Scotland Group PLC	(1.000%)	03/20/2020	0.525%		1,200	(37)	1	0	(36)
RYL	Burlington Northern Santa Fe LLC	(0.510%)	03/20/2018	0.087%		$446	0	(6)	0	(6)
	Cleveland Electric Illuminating Co.	(0.940%)	06/20/2017	0.347%		637	0	(9)	0	(9)

							$(61)	$(21)	$0	$(82)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value

Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.681%		$200	$(8)	$3	$0	$(5)
	Brazil Government International Bond	1.000%	09/20/2019	1.862%		1,000	(28)	(9)	0	(37)
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.681%		300	(12)	4	0	(8)
GST	Brazil Government International Bond	1.000%	03/20/2019	1.681%		1,300	(63)	28	0	(35)
	Greece Government International Bond	1.000%	12/20/2015	16.350%	EUR	1,500	(77)	(165)	0	(242)
	Greece Government International Bond	1.000%	12/20/2015	18.551%		$300	(22)	(22)	0	(44)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.681%		1,100	(45)	15	0	(30)
MYC	Brazil Government International Bond	1.000%	09/20/2019	1.862%		800	(23)	(7)	0	(30)

							$(278)	$(153)	$0	$(431)

Credit Default Swaps on Credit Indices - Buy Protection (1)
									Swap Agreements, at Value (5)

Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount(4)		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
CBK	iTraxx Europe Subordinated 22 5-Year Index	(1.000%	)	12/20/2019	EUR	1,400	$49	$(10)	$39	$0
GST	iTraxx Europe Subordinated 22 5-Year Index	(1.000%	)	12/20/2019		700	24	(5)	19	0

							$73	$(15)	$58	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020	EUR	900	$1,114	$0	$(23)	$0	$(23)
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		9,800	12,923	(755)	(281)	0	(1,036)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		5,600	7,385	(406)	(186)	0	(592)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		11,300	13,922	2	(217)	0	(215)
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		11,200	13,878	12	(306)	0	(294)
FBF	Floating rate equal to 3-Month CHF-LIBOR less 0.23% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2017	CHF	3,700	3,816	2	(91)	0	(89)
GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020	EUR	6,200	7,676	2	(157)	0	(155)
UAG	Floating rate equal to 3-Month CHF-LIBOR less 0.210% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016		2,400	2,488	77	(146)	0	(69)
	Floating rate equal to 3-Month CHF-LIBOR less 0.225% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	3,600	3,731	120	(224)	0	(104)
	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016		2,400	2,488	72	(141)	0	(69)

							$(874)	$(1,772)	$0	$(2,646)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	1-Year BRL-CDI	11.500%	01/04/2021	BRL	16,600	$(103)	$198	$95	$0
	Receive	1-Year BRL-CDI	12.230%	01/04/2021		11,400	2	(46)	0	(44)
DUB	Receive	1-Year BRL-CDI	11.500%	01/04/2021		8,400	5	43	48	0
	Receive	1-Year BRL-CDI	12.230%	01/04/2021		11,000	13	(56)	0	(43)
	Pay	28-Day MXN-TIIE	7.380%	02/09/2029	MXN	3,500	16	6	22	0
FBF	Pay	28-Day MXN-TIIE	4.620%	09/23/2016		96,500	0	9	9	0
HUS	Pay	28-Day MXN-TIIE	7.380%	02/09/2029		5,000	24	7	31	0
UAG	Receive	1-Year BRL-CDI	12.230%	01/04/2021	BRL	3,500	3	(17)	0	(14)
	Pay	28-Day MXN-TIIE	5.010%	10/10/2019	MXN	22,300	(12)	(8)	0	(20)
	Pay	28-Day MXN-TIIE	5.865%	09/08/2021		104,400	(1)	60	59	0
	Pay	28-Day MXN-TIIE	5.630%	10/11/2021		10,900	4	(9)	0	(5)

							$(49)	$187	$264	$(126)

Total Swap Agreements							$(1,189)	$(1,774)	$322	$(3,285)

(k)	Securities with an aggregate market value of $704 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Australia
Mortgage-Backed Securities	$0	$506	$0	$506
Sovereign Issues	0	2,448	0	2,448
Brazil
Corporate Bonds & Notes	0	2,390	0	2,390
Sovereign Issues	0	11,244	0	11,244
Canada
Corporate Bonds & Notes	0	511	0	511
Sovereign Issues	0	10,317	0	10,317
Cayman Islands
Asset-Backed Securities	0	778	0	778
China
Corporate Bonds & Notes	0	897	0	897
Denmark
Corporate Bonds & Notes	0	1,563	0	1,563
France
Sovereign Issues	0	36,621	0	36,621
Germany
Corporate Bonds & Notes	0	2,015	0	2,015
Sovereign Issues	0	786	0	786
Greece
Corporate Bonds & Notes	0	2,109	0	2,109
Sovereign Issues	0	951	0	951
Ireland
Asset-Backed Securities	0	482	0	482
Corporate Bonds & Notes	0	5,356	0	5,356
Italy
Asset-Backed Securities	0	204	0	204
Corporate Bonds & Notes	0	10,429	0	10,429
Mortgage-Backed Securities	0	2,407	0	2,407
Sovereign Issues	0	46,458	0	46,458
Japan
Sovereign Issues	0	62,097	0	62,097
Mexico
Sovereign Issues	0	5,776	0	5,776
Netherlands
Asset-Backed Securities	0	348	0	348
Norway
Corporate Bonds & Notes	0	2,031	0	2,031
Sovereign Issues	0	2,418	0	2,418
Poland
Sovereign Issues	0	12,374	0	12,374
Portugal
Corporate Bonds & Notes	0	1,214	0	1,214
Slovenia
Sovereign Issues	0	12,085	0	12,085
Spain
Corporate Bonds & Notes	0	1,261	0	1,261
Sovereign Issues	0	47,497	0	47,497
Supranational
Corporate Bonds & Notes	0	3,586	0	3,586
Sweden
Corporate Bonds & Notes	0	2,203	0	2,203
Sovereign Issues	0	556	0	556
United Kingdom
Asset-Backed Securities	0	2,145	0	2,145
Bank Loan Obligations	0	2,364	0	2,364
Corporate Bonds & Notes	0	2,643	0	2,643
Mortgage-Backed Securities	0	13,150	0	13,150
Sovereign Issues	0	24,212	0	24,212
United States
Asset-Backed Securities	0	14,153	0	14,153
Corporate Bonds & Notes	0	5,421	0	5,421
Mortgage-Backed Securities	0	19,113	129	19,242
Preferred Securities	44	0	0	44
U.S. Government Agencies	0	45,320	0	45,320
U.S. Treasury Obligations	0	35,469	0	35,469
Short-Term Instruments
Certificates of Deposit	0	7,715	0	7,715
Commercial Paper	0	991	0	991
Repurchase Agreements	0	912	0	912
Mexico Treasury Bills	0	14,925	0	14,925
U.S. Treasury Bills	0	260	0	260
	$44	$480,711	$129	$480,884

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$27,735	$0	$0	$27,735
Total Investments	$27,779	$480,711	$129	$508,619

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(50,669)	$0	$(50,669)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	159	228	0	387
Over the counter	0	18,255	0	18,255
	$159	$18,483	$0	$18,642

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(84)	(130)	0	(214)
Over the counter	0	(10,887)	0	(10,887)

	$(84)	$(11,017)	$0	$(11,101)

Totals	$27,854	$437,508	$129	$465,491

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (Unhedged)

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.2%
AUSTRALIA 2.0%
CORPORATE BONDS & NOTES 0.3%
Westpac Banking Corp.
1.850% due 11/26/2019		$2,100	$2,102

MORTGAGE-BACKED SECURITIES 0.7%
Puma Finance Pty. Ltd.
0.371% due 02/21/2038		439	436
3.055% due 08/22/2037	AUD	320	261
3.435% due 10/18/2045		2,145	1,748
3.533% due 05/13/2045		2,098	1,717
Swan Trust
3.940% due 04/25/2041		1,290	1,063
Torrens Trust
3.062% due 10/19/2038		329	268

			5,493

SOVEREIGN ISSUES 1.0%
New South Wales Treasury Corp.
2.750% due 11/20/2025		731	712
3.750% due 11/20/2020		2,182	2,096
4.000% due 05/20/2026		1,900	1,660
Queensland Treasury Corp.
4.250% due 07/21/2023		3,000	2,676

			7,144

Total Australia (Cost $16,281)			14,739

BRAZIL 2.9%
CORPORATE BONDS & NOTES 0.6%
Petrobras Global Finance BV
3.123% due 03/17/2020		$2,400	2,173
3.250% due 03/17/2017		2,700	2,552

			4,725

SOVEREIGN ISSUES 2.3%
Banco Nacional de Desenvolvimento Economico e Social
4.000% due 04/14/2019		1,900	1,876
5.750% due 09/26/2023		1,200	1,239
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2015	BRL	20,500	7,045
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		21,200	6,986

			17,146

Total Brazil (Cost $24,655)			21,871

CANADA 2.3%
SOVEREIGN ISSUES 2.3%
Province of British Columbia
4.300% due 06/18/2042	CAD	700	729
Province of Ontario
2.100% due 09/08/2018		2,300	2,020
3.450% due 06/02/2045		1,500	1,336
3.500% due 06/02/2024		4,300	3,977
6.200% due 06/02/2031		300	362
Province of Quebec
2.750% due 08/25/2021		$4,400	4,497
3.000% due 09/01/2023	CAD	1,500	1,339
4.250% due 12/01/2021		2,700	2,626

Total Canada (Cost $17,693)			16,886

CAYMAN ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Commercial Industrial Finance Corp.
0.494% due 03/01/2021		$554	552

Total Cayman Islands (Cost $532)			552

CHINA 0.0%
SOVEREIGN ISSUES 0.0%
China Development Bank Corp.
5.800% due 01/03/2016	CNY	90	15
5.840% due 01/03/2019		560	96
China Government International Bond
3.320% due 06/12/2015		330	53
3.380% due 05/23/2023		600	95
4.080% due 08/22/2023		600	100

Total China (Cost $347)			359

DENMARK 0.0%
CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	17	3
Realkredit Danmark A/S
1.300% due 01/01/2038		18	3

Total Denmark (Cost $5)			6

FRANCE 7.0%
SOVEREIGN ISSUES 7.0%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$4,600	4,926
France Government Bond
1.000% due 05/25/2018 (g)	EUR	21,500	26,892
3.250% due 05/25/2045		1,200	1,905
4.500% due 04/25/2041		9,100	17,268

Total France (Cost $49,467)			50,991

GERMANY 2.4%
CORPORATE BONDS & NOTES 2.2%
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	2,200	1,871
KFW
6.250% due 05/19/2021		13,300	12,840
Landwirtschaftliche Rentenbank
5.375% due 04/23/2024	NZD	1,500	1,252

			15,963

SOVEREIGN ISSUES 0.2%
Republic of Germany
0.100% due 04/15/2023 (c)	EUR	1,244	1,573

Total Germany (Cost $19,955)			17,536

IRELAND 1.5%
ASSET-BACKED SECURITIES 0.2%
Avoca CLO PLC
0.438% due 09/15/2021	EUR	416	501
Magi Funding PLC
0.429% due 04/11/2021		300	361
Mercator CLO PLC
0.314% due 02/18/2024		750	896

			1,758

CORPORATE BONDS & NOTES 1.3%
Depfa ACS Bank
3.875% due 11/14/2016		2,300	2,972
4.375% due 01/15/2015		5,500	6,663

			9,635

Total Ireland (Cost $12,619)			11,393

ITALY 13.1%
ASSET-BACKED SECURITIES 0.0%
Berica Asset-Backed Security SRL
0.379% due 12/31/2055	EUR	169	204

CORPORATE BONDS & NOTES 1.2%
Banca Carige SpA
3.875% due 10/24/2018		2,800	3,730
Banco Popolare SC
3.500% due 03/14/2019		1,700	2,146
Intesa Sanpaolo SpA
3.625% due 08/12/2015		$3,000	3,041

			8,917

MORTGAGE-BACKED SECURITIES 0.7%
Berica Residential MBS SRL
0.383% due 03/31/2048	EUR	2,055	2,441
Claris ABS
0.538% due 10/31/2060		1,980	2,374

			4,815

SOVEREIGN ISSUES 11.2%
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (c)		1,997	2,506
3.750% due 09/01/2024		13,400	18,927
4.500% due 05/01/2023		1,400	2,066
4.750% due 09/01/2021		6,200	9,133
4.750% due 08/01/2023 (g)		2,800	4,211
4.750% due 09/01/2044		8,300	13,021
5.500% due 09/01/2022		3,800	5,908
5.500% due 11/01/2022		14,600	22,727
Italy Government International Bond
6.000% due 08/04/2028	GBP	1,500	2,875

			81,374

Total Italy (Cost $96,801)			95,310

JAPAN 12.6%
SOVEREIGN ISSUES 12.6%
Japan Government International Bond
1.400% due 09/20/2034	JPY	7,120,000	63,146
1.600% due 03/20/2033		60,000	558
1.700% due 09/20/2032		1,270,000	12,017
1.700% due 09/20/2044		1,700,000	15,717

Total Japan (Cost $90,841)			91,438

LUXEMBOURG 0.1%
ASSET-BACKED SECURITIES 0.1%
Penta CLO S.A.
0.398% due 06/04/2024	EUR	628	752

Total Luxembourg (Cost $799)			752

MEXICO 2.4%
SOVEREIGN ISSUES 2.4%
Mexico Government International Bond
1.290% due 06/08/2015	JPY	1,400,000	11,735
4.750% due 06/14/2018	MXN	32,000	2,167
7.500% due 06/03/2027		35,900	2,721
10.000% due 12/05/2024		6,310	561

Total Mexico (Cost $24,039)			17,184

NORWAY 1.1%
CORPORATE BONDS & NOTES 1.1%
Eksportfinans ASA
2.000% due 09/15/2015		$4,800	4,812
2.375% due 05/25/2016		3,300	3,316

Total Norway (Cost $7,819)			8,128

POLAND 2.7%
SOVEREIGN ISSUES 2.7%
Poland Government International Bond
3.250% due 07/25/2025	PLN	50,900	15,373
4.000% due 10/25/2023		12,900	4,106

Total Poland (Cost $20,245)			19,479

SLOVENIA 2.2%
SOVEREIGN ISSUES 2.2%
Slovenia Government International Bond
4.125% due 02/18/2019		$200	210
4.125% due 01/26/2020	EUR	1,300	1,786
4.375% due 01/18/2021		3,300	4,620
4.700% due 11/01/2016		4,600	5,963
5.250% due 02/18/2024		$3,400	3,753

Total Slovenia (Cost $16,568)			16,332

SPAIN 11.2%
CORPORATE BONDS & NOTES 0.5%
AyT Cedulas Cajas Fondo de Titulizacion de Activos
3.750% due 03/31/2015	EUR	1,700	2,074
BPE Financiaciones S.A.
2.875% due 05/19/2016		200	248
Cedulas Fondo de Titulizacion de Activos
4.250% due 04/10/2031		800	1,197

			3,519

SOVEREIGN ISSUES 10.7%
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	380	332
5.000% due 04/10/2017		$200	215
Spain Government Bond
5.150% due 10/31/2044	EUR	700	1,212
Spain Government International Bond
2.750% due 10/31/2024		13,900	18,559
3.800% due 04/30/2024		13,900	20,135
4.800% due 01/31/2024		4,700	7,286
5.400% due 01/31/2023		18,000	28,506
Xunta de Galicia
6.131% due 04/03/2018		1,200	1,704

			77,949

Total Spain (Cost $82,187)			81,468

SUPRANATIONAL 1.1%
CORPORATE BONDS & NOTES 1.1%
African Development Bank
5.250% due 03/23/2022	AUD	4,200	3,853
EUROFIMA
6.250% due 12/28/2018		4,200	3,862

Total Supranational (Cost $8,880)			7,715

SWEDEN 0.6%
CORPORATE BONDS & NOTES 0.4%
Skandinaviska Enskilda Banken AB
3.000% due 06/20/2018	SEK	5,000	696
Stadshypotek AB
3.000% due 03/21/2018		6,000	834
Sveriges Sakerstallda Obligationer AB
4.000% due 03/21/2018		4,000	570
Swedbank Hypotek AB
3.750% due 12/20/2017		4,300	605

			2,705

SOVEREIGN ISSUES 0.2%
Sweden Government International Bond
4.250% due 03/12/2019		9,900	1,489

Total Sweden (Cost $4,708)			4,194

UNITED KINGDOM 6.6%
BANK LOAN OBLIGATIONS 0.7%
Virgin Media Bristol LLC
3.500% due 06/07/2020		$4,900	4,826

CORPORATE BONDS & NOTES 0.6%
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	900	1,068
LBG Capital PLC
15.000% due 12/21/2019		530	951
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$1,500	2,145

			4,164

MORTGAGE-BACKED SECURITIES 0.3%
Granite Mortgages PLC
0.880% due 06/20/2044	GBP	1,494	2,325

SOVEREIGN ISSUES 5.0%
United Kingdom Gilt
3.250% due 01/22/2044 (g)		13,400	24,083
3.500% due 01/22/2045		700	1,317
4.250% due 06/07/2032		500	1,006
4.250% due 12/07/2040 (g)		3,200	6,694
4.500% due 09/07/2034 (g)		800	1,674
4.750% due 12/07/2038		600	1,334

			36,108

Total United Kingdom (Cost $43,348)			47,423

UNITED STATES 35.6%
ASSET-BACKED SECURITIES 1.1%
AFC Home Equity Loan Trust
0.880% due 12/22/2027		$2	2
Amortizing Residential Collateral Trust
0.870% due 10/25/2031		24	21
Amresco Residential Securities Corp. Mortgage Loan Trust
1.110% due 06/25/2029		54	50
Bear Stearns Asset-Backed Securities Trust
0.585% due 11/25/2035 ^		2,522	2,450
0.830% due 10/25/2032		15	14
0.970% due 10/27/2032		24	23
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		37	37
6.681% due 12/01/2033		0	1
Countrywide Asset-Backed Certificates
0.510% due 12/25/2036 ^		68	46
4.693% due 10/25/2035		1,002	1,000
Credit Suisse First Boston Mortgage Securities Corp.
0.775% due 01/25/2032		18	17
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		443	243
Morgan Stanley ABS Capital, Inc. Trust
0.280% due 03/25/2037		2,261	1,284
Morgan Stanley Home Equity Loan Trust
0.520% due 04/25/2037		376	248
Residential Asset Mortgage Products Trust
0.715% due 06/25/2032		17	16
Residential Asset Securities Corp. Trust
0.655% due 07/25/2032 ^		47	40
0.770% due 06/25/2032 ^		26	21
Salomon Brothers Mortgage Securities, Inc.
1.520% due 01/25/2032		37	35
SLM Student Loan Trust
0.342% due 12/15/2023	EUR	2,125	2,527

			8,075

CORPORATE BONDS & NOTES 2.4%
Ally Financial, Inc.
4.625% due 06/26/2015		$4,300	4,338
Bank of America Corp.
3.400% due 10/21/2025	MXN	20,000	1,442
Historic TW, Inc.
8.050% due 01/15/2016		$1,500	1,604

Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^	6,100	915
Springleaf Finance Corp.
6.900% due 12/15/2017	5,000	5,337
Temple-Inland, Inc.
6.375% due 01/15/2016	3,500	3,680

		17,316

MORTGAGE-BACKED SECURITIES 8.3%
Adjustable Rate Mortgage Trust
2.758% due 09/25/2035	110	98
American Home Mortgage Assets Trust
0.360% due 05/25/2046 ^	1,231	893
American Home Mortgage Investment Trust
2.069% due 10/25/2034	298	300
Banc of America Funding Trust
2.640% due 02/20/2036	1,081	1,075
2.799% due 01/20/2047 ^	123	98
Banc of America Mortgage Trust
2.658% due 05/25/2035 ^	1,018	947
Banc of America Re-REMIC Trust
5.649% due 02/17/2051	92	97
BCAP LLC Trust
0.896% due 01/26/2047	332	295
2.416% due 02/26/2036	148	145
5.250% due 04/26/2037	639	603
5.250% due 08/26/2037	563	589
Bear Stearns Adjustable Rate Mortgage Trust
2.290% due 08/25/2035	1,166	1,175
2.437% due 08/25/2033	14	14
2.468% due 10/25/2033	73	74
2.482% due 05/25/2034	74	69
2.500% due 08/25/2033	89	90
2.515% due 03/25/2035	175	177
2.580% due 03/25/2035	1,139	1,153
2.647% due 05/25/2034	183	176
2.786% due 02/25/2034	12	12
2.955% due 05/25/2047 ^	458	395
3.013% due 11/25/2034	129	129
Bear Stearns ALT-A Trust
2.612% due 09/25/2035	907	780
4.334% due 11/25/2036 ^	319	246
Bear Stearns Structured Products, Inc.
2.591% due 01/26/2036	1,384	1,100
Chase Mortgage Finance Trust
2.535% due 02/25/2037	237	242
Citicorp Mortgage Securities Trust
6.000% due 04/25/2037	67	67
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035	333	334
2.556% due 08/25/2035	194	193
2.745% due 09/25/2037 ^	1,621	1,457
Countrywide Alternative Loan Trust
0.360% due 09/25/2046 ^	1,430	1,211
0.380% due 07/25/2046	68	52
0.520% due 05/25/2037 ^	391	248
1.613% due 11/25/2035	296	245
2.153% due 11/25/2035	228	195
2.662% due 02/25/2037 ^	728	647
5.250% due 06/25/2035 ^	152	141
6.000% due 01/25/2037 ^	794	677
6.250% due 08/25/2037 ^	178	148
Countrywide Home Loan Mortgage Pass-Through Trust
0.490% due 03/25/2035	1,809	1,441
0.500% due 02/25/2035	283	262
0.930% due 09/25/2034	17	16
2.350% due 04/20/2035	51	52
2.418% due 11/25/2034	170	162
2.465% due 11/25/2035 ^	31	27
2.522% due 11/19/2033	10	9
2.589% due 08/25/2034	47	42
Credit Suisse First Boston Mortgage Securities Corp.
1.320% due 03/25/2034 ^	112	107
2.248% due 07/25/2033	30	30
2.472% due 08/25/2033	118	117
6.500% due 04/25/2033	28	29
DBUBS Mortgage Trust
0.247% due 11/10/2046 (a)	4,700	81
1.374% due 11/10/2046 (a)	11,461	268
Extended Stay America Trust
1.079% due 12/05/2031 (a)	8,000	98
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035	213	198

GMAC Mortgage Corp. Loan Trust
2.926% due 06/25/2034	22	21
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	6	6
Greenpoint Mortgage Funding Trust
0.350% due 01/25/2037	329	253
0.370% due 10/25/2046	1,311	895
0.380% due 04/25/2036	361	279
Greenpoint Mortgage Pass-Through Certificates
2.786% due 10/25/2033	19	18
GS Mortgage Securities Corp.
2.361% due 11/10/2045 (a)	5,640	669
GSR Mortgage Loan Trust
1.890% due 03/25/2033	64	63
2.669% due 09/25/2035	126	127
HarborView Mortgage Loan Trust
0.344% due 07/19/2046	1,592	1,029
0.354% due 09/19/2037	593	464
0.963% due 12/19/2036 ^	567	467
2.483% due 05/19/2033	151	152
2.602% due 07/19/2035	54	49
IndyMac Mortgage Loan Trust
0.360% due 09/25/2046	1,262	1,086
0.370% due 11/25/2046	1,415	983
2.525% due 12/25/2034	67	61
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	3	3
JPMorgan Chase Commercial Mortgage Securities Trust
1.315% due 12/15/2047 (a)	19,551	1,379
JPMorgan Mortgage Trust
1.990% due 11/25/2033	89	88
5.028% due 11/25/2035	86	82
Luminent Mortgage Trust
0.340% due 12/25/2036	2,153	1,737
MASTR Alternative Loan Trust
0.570% due 03/25/2036	199	57
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.601% due 12/15/2030	230	221
Merrill Lynch Mortgage Investors Trust
0.380% due 02/25/2036	77	71
0.420% due 08/25/2036	84	82
1.582% due 10/25/2035	529	516
2.221% due 02/25/2033	91	88
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.882% due 08/12/2049	2,700	2,949
Morgan Stanley Bank of America Merrill Lynch Trust
1.444% due 05/15/2046 (a)	14,717	1,052
Residential Accredit Loans, Inc. Trust
0.320% due 02/25/2047	601	348
0.400% due 05/25/2037 ^	218	59
Residential Asset Securitization Trust
0.620% due 12/25/2036 ^	239	88
6.250% due 10/25/2036 ^	819	728
6.500% due 08/25/2036 ^	624	436
Residential Funding Mortgage Securities, Inc. Trust
2.976% due 09/25/2035 ^	120	95
6.500% due 03/25/2032	13	13
Salomon Brothers Mortgage Securities, Inc.
0.670% due 05/25/2032	10	9
Sequoia Mortgage Trust
0.515% due 07/20/2033	347	328
0.864% due 10/19/2026	130	129
2.641% due 04/20/2035	1,395	1,388
Structured Adjustable Rate Mortgage Loan Trust
2.424% due 12/25/2035	1,828	1,378
2.467% due 04/25/2034	239	239
2.523% due 09/25/2034	229	227
2.573% due 02/25/2034	104	105
Structured Asset Mortgage Investments Trust
0.360% due 07/25/2046	342	276
0.380% due 05/25/2046	534	404
0.414% due 07/19/2035	1,242	1,141
0.744% due 07/19/2034	116	115
Thornburg Mortgage Securities Trust
1.420% due 06/25/2047	295	265
1.794% due 06/25/2047	570	513
1.878% due 06/25/2037	1,893	1,825
5.750% due 06/25/2037	1,537	1,547
UBS-Barclays Commercial Mortgage Trust
1.852% due 12/10/2045 (a)	13,848	1,425
UBS-Citigroup Commercial Mortgage Trust
2.470% due 01/10/2045 (a)	5,762	579
WaMu Mortgage Pass-Through Certificates
0.460% due 07/25/2045	545	513

WaMu Mortgage Pass-Through Certificates Trust
0.480% due 01/25/2045	311	290
2.143% due 03/25/2033	336	335
2.163% due 09/25/2046	2,139	1,967
2.163% due 10/25/2046	72	66
2.163% due 11/25/2046	572	524
2.373% due 04/25/2035	1,797	1,771
2.396% due 03/25/2035	325	324
2.406% due 08/25/2034	454	456
2.419% due 03/25/2034	252	253
2.443% due 06/25/2033	62	63
5.888% due 08/25/2046 ^	1,272	1,161
Washington Mutual Mortgage Pass-Through Certificates Trust
0.620% due 04/25/2035	2,075	1,619
0.873% due 04/25/2047 ^	30	1
0.883% due 04/25/2047 ^	336	54
1.053% due 07/25/2046 ^	350	206
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 06/25/2035	463	460
2.621% due 06/25/2035	848	857
Wells Fargo-RBS Commercial Mortgage Trust
1.495% due 03/15/2045 (a)	15,354	1,117

		60,170

	SHARES
PREFERRED SECURITIES 0.0%
Navient Corp. CPI Linked Security
3.708% due 01/16/2018	9,000	218

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 14.4%
Fannie Mae
0.370% due 10/27/2037	$5,700	5,618
0.600% due 11/25/2040	1,797	1,806
0.620% due 11/25/2040	2,436	2,463
0.670% due 10/25/2040 - 12/25/2040	2,883	2,911
2.002% due 12/01/2034	198	208
2.293% due 03/01/2024	8	9
2.450% due 11/01/2023	3	4
2.485% due 11/01/2034	1,413	1,513
3.000% due 01/01/2045	1,000	1,011
3.490% due 12/01/2020	931	996
3.500% due 01/01/2030	53,000	55,983
3.730% due 01/01/2018	1,000	1,036
4.000% due 01/01/2045	3,000	3,201
5.090% due 09/01/2041	480	543
5.136% due 05/01/2035	96	102
6.500% due 11/01/2036	364	398
Freddie Mac
0.761% due 12/15/2037 - 07/15/2040	1,308	1,321
0.898% due 09/25/2022 (a)	5,230	286
1.049% due 11/25/2022 (a)	6,151	406
1.292% due 08/25/2019 (a)	8,414	440
1.315% due 10/25/2044	1,889	1,907
1.375% due 11/25/2019 (a)	7,636	443
2.362% due 05/01/2023	16	16
2.366% due 02/01/2029	91	95
2.400% due 04/01/2037	45	49
6.000% due 12/15/2024	73	79
7.400% due 02/01/2021	37	37
Ginnie Mae
0.761% due 02/16/2030	87	88
1.625% due 05/20/2022 - 05/20/2030	235	242
2.000% due 04/20/2030 - 05/20/2030	27	28
6.000% due 08/20/2034	6,176	6,952
NCUA Guaranteed Notes
0.527% due 11/06/2017	9,341	9,368
Tennessee Valley Authority
5.880% due 04/01/2036	3,900	5,338

		104,897

U.S. TREASURY OBLIGATIONS 9.4%
U.S. Treasury Bonds
2.750% due 08/15/2042	400	401
2.750% due 11/15/2042	900	900
3.125% due 11/15/2041 (k)	5,100	5,512
3.625% due 08/15/2043 (g)	3,400	4,002
3.625% due 02/15/2044	1,800	2,121

4.500% due 08/15/2039		800	1,067
5.250% due 02/15/2029		1,100	1,480
5.500% due 08/15/2028 (g)		9,800	13,392
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022		1,678	1,636
0.125% due 07/15/2022 (i)		10,118	9,880
0.125% due 01/15/2023 (i)		19,647	19,042
0.125% due 07/15/2024 (i)		2,400	2,317
1.375% due 01/15/2020 (i)		769	808
1.375% due 02/15/2044		204	232
2.375% due 01/15/2027		1,060	1,271
U.S. Treasury Notes
1.750% due 05/15/2023 (k)		100	97
2.000% due 02/15/2022 (i)(k)		400	401
2.000% due 02/15/2023 (k)		1,400	1,394
2.375% due 08/15/2024 (k)		1,700	1,731
2.500% due 08/15/2023 (i)(k)		800	825

			68,509

Total United States (Cost $255,512)			259,185

SHORT-TERM INSTRUMENTS 5.7%
CERTIFICATES OF DEPOSIT 1.7%
Intesa Sanpaolo SpA
1.610% due 04/11/2016		$5,000	5,010
1.650% due 04/07/2015		7,400	7,414

			12,424

COMMERCIAL PAPER 0.2%
Greensill Capital SCF S.A.
5.830% due 03/04/2015 (e)		1,600	1,585

REPURCHASE AGREEMENTS (f) 0.1%			838

GREECE TREASURY BILLS 0.8%
2.046% due 02/06/2015	EUR	4,800	5,797

MEXICO TREASURY BILLS 2.8%
3.630% due 02/05/2015	MXN	300,000	20,267

U.S. TREASURY BILLS 0.1%
0.062% due 05/07/2015 - 05/28/2015 (b)(g)		$410	410

Total Short-Term Instruments (Cost $44,618)			41,321

Total Investments in Securities (Cost $837,919)			824,262

	SHARES
INVESTMENTS IN AFFILIATES 2.8%
SHORT-TERM INSTRUMENTS 2.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%
PIMCO Short-Term Floating NAV Portfolio		1,071	11
PIMCO Short-Term Floating NAV Portfolio III		2,055,672	20,376

Total Short-Term Instruments (Cost $20,425)			20,387

Total Investments in Affiliates (Cost $20,425)			20,387

Total Investments 116.0% (Cost $858,344)			$844,649
Financial Derivative Instruments (h)(j) 0.4% (Cost or Premiums, net $(4,838))			2,704
Other Assets and Liabilities, net (16.4%)			(119,263)

Net Assets 100.0%			$728,090

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Greensill Capital SCF S.A.	5.830%	03/04/2015	09/03/2014	$1,585	$1,585	0.22%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$838	Fannie Mae 2.260% due 10/17/2022	$(857)	$838	$838

Total Repurchase Agreements						$(857)	$838	$838

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.350%	12/11/2014	01/12/2015	$(13,524)	$(13,527)
SAL	0.280%	12/17/2014	01/12/2015	(3,961)	(3,961)

Total Reverse Repurchase Agreements					$(17,488)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.020%	10/16/2014	01/16/2015	EUR	(20,710)	$(25,072)
	0.699%	11/13/2014	02/12/2015	GBP	(1,021)	(1,599)
	0.709%	11/13/2014	02/12/2015		(10,009)	(15,434)
	0.711%	11/13/2014	02/12/2015		(1,272)	(1,958)
UBS	0.357%	12/23/2014	02/05/2015	EUR	(3,411)	(4,063)

Total Sale-Buyback Transactions						$(48,126)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $62,768 at a weighted average interest rate of 0.217%.
(3)	Payable for sale-buyback transactions includes $78 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	02/01/2045	$10,000	$(10,363)	$(10,393)
Fannie Mae	4.000%	01/01/2045	20,000	(21,217)	(21,340)
Fannie Mae	4.000%	02/01/2045	20,000	(21,253)	(21,284)
Fannie Mae	4.500%	01/01/2045	53,000	(57,419)	(57,527)

Total Short Sales				$(110,252)	$(110,544)

(g)	Securities with an aggregate market value of $67,512 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor March Futures	Short	03/2016	16	$(22)	$0	$0
Australia Government 10-Year Bond March Futures	Long	03/2015	22	28	20	0
Call Options Strike @ EUR 152.500 on Euro-Bund 10-Year Bond March Futures	Long	02/2015	118	317	6	0
Call Options Strike @ EUR 153.500 on Euro-Bund 10-Year Bond March Futures	Short	02/2015	118	(256)	0	(3)
Call Options Strike @ EUR 155.000 on Euro-Bund 10-Year Bond March Futures	Short	02/2015	118	(159)	0	0
Canada Government 10-Year Bond March Futures	Short	03/2015	243	(31)	0	(128)
Euro-Bobl March Futures	Long	03/2015	18	16	0	0
Euro-Bund 10-Year Bond March Futures	Long	03/2015	326	714	20	0
Euro-Buxl 30-Year Bond March Futures	Long	03/2015	14	17	4	0
U.S. Treasury 10-Year Note March Futures	Long	03/2015	255	36	56	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	30	118	8	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2015	64	132	22	0
United Kingdom Long Gilt March Futures	Long	03/2015	36	5	33	0

Total Futures Contracts				$915	$169	$(131)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe Senior 22 5-Year Index	(1.000%	)	12/20/2019	EUR 62,450	$(1,223)	$(291)	$134	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month PLN-WIBOR	2.250%	03/18/2025	PLN	1,400	$1	$4	$0	$0
Pay	3-Month PLN-WIBOR	2.250%	06/17/2025		1,500	1	4	0	0
Receive	3-Month USD-LIBOR	0.800%	09/25/2017		$37,400	527	23	1	0
Pay	3-Month USD-LIBOR	3.000%	06/20/2023		37,300	423	2,508	31	0
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		13,200	(873)	(752)	0	(14)
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		3,800	277	298	2	0
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		14,000	(927)	92	0	(15)
Pay	3-Month USD-LIBOR	3.500%	12/17/2034		4,600	658	264	7	0
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		10,500	1,815	868	16	0
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2019	AUD	20,100	440	367	86	0
Receive	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		2,000	(157)	(176)	0	(13)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025	EUR	8,600	(413)	(487)	0	(11)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		27,800	(4,482)	(3,923)	0	(109)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	49,800	(874)	(943)	0	(19)
Receive	6-Month GBP-LIBOR	1.500%	12/17/2016		30,700	(556)	(390)	0	(13)
Receive	6-Month GBP-LIBOR	1.500%	03/18/2017		3,500	(53)	(61)	0	(2)
Receive	6-Month GBP-LIBOR	2.250%	12/17/2019		8,600	(532)	(510)	0	(22)
Pay	6-Month GBP-LIBOR	2.750%	03/18/2025		10,600	1,338	576	82	0
Receive	6-Month GBP-LIBOR	3.000%	09/16/2045		2,400	(616)	(520)	0	(62)
Receive	6-Month JPY-LIBOR	0.500%	09/17/2021	JPY	8,070,000	(900)	(273)	0	(17)
Pay	28-Day MXN-TIIE	4.300%	09/01/2016	MXN	670,600	(61)	(65)	8	0
Pay	28-Day MXN-TIIE	4.310%	09/06/2016		235,800	(22)	17	3	0
Pay	28-Day MXN-TIIE	5.010%	10/10/2019		130,700	(116)	(45)	20	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		124,100	(34)	(84)	31	0

						$(5,136)	$(3,208)	$287	$(297)

Total Swap Agreements						$(6,359)	$(3,499)	$421	$(297)

(i)	Securities with an aggregate market value of $4,692 and cash of $4,077 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	02/2015	JPY	2,319,500		$19,791	$419	$0
BOA	01/2015	BRL	24,058		9,057	7	0
	01/2015	GBP	23,017		35,963	89	0
	01/2015	ILS	6,213		1,658	65	0
	01/2015	PLN	10,909		3,223	145	0
	01/2015		$9,105	BRL	24,058	16	(70)
	01/2015		94,847	JPY	11,186,957	0	(1,451)
	02/2015	EUR	101,272		$126,989	4,391	0
	02/2015	MYR	18,637		5,690	392	0
	02/2015		$11,646	EUR	9,423	0	(239)
	02/2015		33,741	GBP	21,602	0	(81)
	02/2015		900	INR	56,331	0	(17)
	07/2015	BRL	12,853		$4,648	49	0
	09/2015		$500	CNY	3,070	0	(12)
BPS	01/2015	BRL	44,835		$16,923	57	0
	01/2015	GBP	718		1,122	3	0
	01/2015		$17,256	BRL	44,835	0	(390)
	01/2015		5,419	ILS	21,007	0	(33)
	02/2015	MXN	149,367		$11,022	917	0
	02/2015	MYR	3,162		960	61	0
	02/2015		$1,734	EUR	1,400	0	(39)
	02/2015		1,000	INR	62,450	0	(21)
BRC	01/2015	DKK	18,530		$3,158	147	0
	01/2015	PLN	16,909		4,982	212	0
	01/2015		$600	ILS	2,279	0	(16)
	01/2015		103	RUB	5,443	0	(13)
	02/2015	MXN	65,020		$4,781	383	0
	02/2015	MYR	3,162		960	61	0
	02/2015	SEK	10,960		1,481	75	0
	02/2015		$440	INR	27,542	0	(8)
	02/2015		17,250	MXN	234,229	0	(1,404)
	04/2015	BRL	8,854		$3,658	408	0
	09/2015		$731	CNY	4,470	0	(20)
CBK	01/2015	BRL	30,335		$12,819	1,407	0
	01/2015	PLN	2,849		836	33	0
	01/2015	SGD	15,151		11,696	266	0
	01/2015		$787	AUD	926	0	(31)
	01/2015		11,439	BRL	30,335	0	(27)
	01/2015		13,741	INR	856,441	0	(224)
	02/2015	EUR	5,920		$7,380	214	0
	02/2015	MYR	8,578		2,613	175	0
	02/2015		$65,596	EUR	52,379	0	(2,186)
	02/2015		910	INR	56,975	0	(17)
	02/2015		1,705	MXN	24,806	0	(27)
	09/2015		4,779	CNY	28,904	0	(182)
DUB	01/2015	BRL	48,405		$18,274	64	0
	01/2015		$18,813	BRL	48,405	0	(603)
	01/2015		3,030	ILS	11,483	0	(86)
	02/2015	BRL	8,328		$3,104	0	(4)
	02/2015	INR	185,085		2,939	39	0
	02/2015	JPY	694,344		5,904	105	0
	02/2015		$3,453	BRL	9,134	0	(44)
	02/2015		7,600	DKK	45,055	0	(276)
	02/2015		93,529	JPY	11,186,957	0	(98)
	07/2015	BRL	48,405		$17,842	525	0
FBF	01/2015		17,293		7,335	829	0
	01/2015		$6,590	BRL	17,293	0	(84)
	02/2015	INR	162,056		$2,576	37	0
	02/2015	JPY	3,905,400		32,796	295	(116)
	02/2015	MXN	7,981		553	13	0
	07/2015	BRL	8,006		2,933	69	0
GLM	01/2015		13,100		4,932	4	0
	01/2015	ILS	6,174		1,647	65	0
	01/2015	NZD	1,059		829	3	0
	01/2015	PLN	5,669		1,688	88	0
	01/2015		$5,323	BRL	13,100	0	(395)
	01/2015		25,925	GBP	16,532	0	(158)
	01/2015		972	SGD	1,279	0	(7)
	02/2015	EUR	3,181		$3,937	87	0
	02/2015	MXN	291,225		21,772	2,070	0
	02/2015	MYR	12,129		3,680	232	0
	02/2015		$5,248	EUR	4,218	0	(142)
	02/2015		2,042	MXN	27,648	0	(172)
	10/2015	BRL	14,200		$5,361	410	0
HUS	01/2015	AUD	45,995		39,248	1,698	0
	01/2015	BRL	13,505		5,586	506	0
	01/2015	ILS	24,117		6,400	217	0
	01/2015		$2,258	AUD	2,736	0	(25)
	01/2015		5,084	BRL	13,505	0	(4)
	01/2015		8,341	GBP	5,326	0	(40)
	01/2015		7,397	SGD	9,706	0	(75)
	01/2015	ZAR	6,158		$545	15	0
	02/2015	BRL	2,380		887	0	(2)
	02/2015	CAD	2,509		2,212	53	0
	02/2015		$11,747	EUR	9,425	0	(337)
	02/2015		270	INR	16,907	0	(5)
JPM	01/2015	BRL	56,002		$23,533	2,465	0
	01/2015		$21,228	BRL	56,002	8	(169)
	01/2015		2,937	GBP	1,877	0	(11)
	01/2015		450	ILS	1,710	0	(12)
	02/2015	CHF	118		$123	5	0
	02/2015	HKD	1,949		251	0	0
	02/2015	INR	46,051		738	16	0
	02/2015	MXN	74,735		5,285	229	0
	02/2015	MYR	3,162		960	61	0
	02/2015		$3,100	JPY	364,600	0	(55)
	02/2015		10,286	MXN	145,865	0	(417)
	07/2015	BRL	11,561		$4,150	31	(17)
	09/2015		$326	CNY	1,970	0	(13)
MSB	01/2015	BRL	14,932		$5,637	58	(39)
	01/2015	SGD	671		517	11	0
	01/2015		$33,793	AUD	41,271	0	(100)
	01/2015		5,621	BRL	14,932	0	(4)
	02/2015	AUD	41,271		$33,722	99	0
	02/2015	BRL	5,198		1,940	0	(1)
	02/2015	MXN	104,311		7,377	320	0
	02/2015		$926	BRL	2,379	0	(39)
	02/2015		3,112	EUR	2,500	0	(85)
	02/2015		20,863	JPY	2,431,378	0	(557)
	04/2015	DKK	17,622		$2,881	15	0
	04/2015		$4,067	BRL	11,206	46	0
	09/2015		480	CNY	2,953	0	(10)
NGF	01/2015	BRL	2,982		$1,090	0	(32)
	01/2015		$1,123	BRL	2,982	0	(1)
RBC	02/2015	JPY	1,868,100		$15,623	21	0
	02/2015	MXN	151,619		10,956	698	0
UAG	01/2015	BRL	11,517		4,728	419	(24)
	01/2015	PLN	32,082		9,554	503	0
	01/2015		$872	AUD	1,062	0	(5)
	01/2015		4,573	BRL	11,517	0	(241)
	01/2015		23,095	MYR	75,554	0	(1,529)
	01/2015		3,654	SGD	4,799	0	(34)
	02/2015	CNY	40,178		$6,506	0	(17)
	02/2015	JPY	232,100		1,982	44	0
	02/2015	MYR	26,166		7,776	338	0
	03/2015	CHF	13,900		14,421	422	0
	06/2015	CNY	330		53	0	0
	10/2015	BRL	6,300		2,444	248	0

Total Forward Foreign Currency Contracts						$23,473	$(12,593)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
CBK	Call - OTC USD versus JPY	JPY	114.000	02/03/2015	$7,100	$134	$352
FBF	Call - OTC USD versus JPY		114.000	02/03/2015	6,800	133	337

						$267	$689

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		$9,000	$726	$86
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		4,500	372	43
GLM	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000%	11/26/2015	EUR	13,800	226	388

								$1,324	$517

Total Purchased Options								$1,591	$1,206

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	1,600	$(3)	$(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		1,600	(3)	0
BRC	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		5,100	(4)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.950%	03/18/2015		5,100	(6)	(6)
CBK	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		3,000	(5)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		1,800	(4)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		1,200	(3)	0
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		1,600	(2)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		1,600	(4)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.100%	01/21/2015		1,200	(3)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.200%	01/21/2015		2,300	(6)	0
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		1,600	(2)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		1,600	(4)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		300	0	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		300	(1)	0

							$(50)	$(20)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.640	06/10/2015	$2,900	$(81)	$(186)
	Put - OTC USD versus JPY	JPY	93.000	09/08/2016	7,600	(137)	(44)
	Put - OTC USD versus JPY		80.000	02/18/2019	6,400	(353)	(90)
	Put - OTC USD versus JPY		80.000	02/28/2019	3,700	(182)	(53)
BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015	4,600	(115)	(224)
	Call - OTC USD versus MXN	MXN	15.450	03/17/2015	3,300	(32)	(25)
BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	3,300	(79)	(7)
	Put - OTC USD versus JPY		94.750	04/21/2016	3,800	(113)	(16)
	Put - OTC USD versus JPY		97.000	09/08/2016	2,300	(46)	(20)
CBK	Call - OTC USD versus BRL	BRL	2.600	03/11/2015	2,900	(52)	(137)
	Call - OTC USD versus BRL		2.740	06/08/2015	4,300	(97)	(188)
	Call - OTC USD versus JPY	JPY	116.000	02/03/2015	7,100	(86)	(247)
	Call - OTC USD versus JPY		118.000	02/03/2015	7,100	(55)	(157)
	Put - OTC USD versus JPY		93.000	04/21/2016	2,000	(48)	(7)
	Put - OTC USD versus JPY		95.000	09/08/2016	12,000	(264)	(85)
	Put - OTC USD versus JPY		96.000	09/08/2016	3,400	(80)	(26)
DUB	Put - OTC USD versus JPY		92.000	05/19/2016	4,300	(100)	(16)
FBF	Call - OTC USD versus JPY		116.000	02/03/2015	6,800	(85)	(237)
	Call - OTC USD versus JPY		118.000	02/03/2015	6,800	(54)	(151)
GLM	Call - OTC USD versus BRL	BRL	2.650	05/29/2015	1,700	(50)	(100)
	Call - OTC USD versus BRL		2.710	06/02/2015	2,300	(70)	(110)
	Call - OTC USD versus BRL		3.150	06/21/2016	6,000	(206)	(384)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016	3,900	(88)	(8)
JPM	Put - OTC USD versus JPY		91.000	02/18/2016	8,400	(213)	(18)
MSB	Call - OTC USD versus BRL	BRL	2.650	06/08/2015	1,500	(45)	(92)
	Call - OTC USD versus MXN	MXN	15.450	03/17/2015	3,900	(40)	(30)
UAG	Call - OTC USD versus BRL	BRL	2.640	06/15/2015	4,800	(131)	(314)

						$(2,902)	$(2,972)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	TBD	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	$2,000	$(26)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$38,000	$(722)	$(256)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		18,900	(356)	(127)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.650%	01/22/2015	GBP	5,800	(39)	(92)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.000%	01/22/2015		5,800	(36)	0
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.564%	11/26/2015	EUR	5,500	(225)	(444)

								$(1,378)	$(919)

Total Written Options								$(4,356)	$(3,912)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Historic TW, Inc.	(1.050%	)	03/20/2016	0.047%		$1,500	$0	$(19)	$0	$(19)
CBK	Royal Bank of Scotland Group PLC	(1.000%	)	12/20/2019	0.502%	EUR	1,100	(33)	0	0	(33)
DUB	Cardinal Health, Inc.	(1.000%	)	12/20/2016	0.068%		$500	(10)	0	0	(10)
	Cytec Industries, Inc.	(1.000%	)	09/20/2017	0.363%		200	2	(6)	0	(4)
GST	Springleaf Finance Corp.	(5.000%	)	12/20/2017	2.133%		5,000	(397)	(20)	0	(417)
	Temple-Inland, Inc.	(6.680%	)	03/20/2016	0.057%		3,500	0	(292)	0	(292)
MYC	Royal Bank of Scotland Group PLC	(1.000%	)	03/20/2020	0.525%	EUR	1,800	(56)	2	0	(54)

								$(494)	$(335)	$0	$(829)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	09/20/2019	1.862%	$1,100	$(31)	$(10)	$0	$(41)
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.681%	600	(25)	9	0	(16)
DUB	Brazil Government International Bond	1.000%	03/20/2019	1.681%	3,800	(162)	59	0	(103)
GST	Brazil Government International Bond	1.000%	03/20/2019	1.681%	300	(13)	5	0	(8)
	Greece Government International Bond	1.000%	12/20/2015	18.551%	500	(37)	(37)	0	(74)
HUS	Brazil Government International Bond	1.000%	09/20/2019	1.862%	600	(17)	(5)	0	(22)
MYC	Brazil Government International Bond	1.000%	06/20/2019	1.777%	200	(5)	(2)	0	(7)
	Brazil Government International Bond	1.000%	09/20/2019	1.862%	1,300	(38)	(11)	0	(49)

						$(328)	$8	$0	$(320)

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Premiums Paid	Unrealized (Depreciation)	Asset	Liability
CBK	iTraxx Europe Subordinated 22 5-Year Index	(1.000%)	12/20/2019	EUR	3,400	$120	$(25)	$95	$0
GST	iTraxx Europe Subordinated 22 5-Year Index	(1.000%)	12/20/2019		1,700	58	(10)	48	0

						$178	$(35)	$143	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

									Swap Agreements, at Value
Counterparty	Receive	Pay	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020	EUR	16,500	$21,758	$(1,271)	$(473)	$0	$(1,744)
	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		9,600	12,659	(696)	(319)	0	(1,015)
CBK	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		17,700	21,806	3	(340)	0	(337)
DUB	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020		21,700	26,890	24	(592)	0	(568)
FBF	Floating rate equal to 3-Month CHF-LIBOR less 0.23% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2017	CHF	6,100	6,292	4	(149)	0	(145)
GLM	Floating rate equal to 3-Month EUR-EURIBOR less 0.1% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	06/17/2020	EUR	10,500	12,999	2	(265)	0	(263)
UAG	Floating rate equal to 3-Month CHF-LIBOR less 0.210% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016	CHF	4,000	4,146	130	(244)	4,032	(4,146)
	Floating rate equal to 3-Month CHF-LIBOR less 0.225% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016		5,900	6,115	196	(367)	5,945	(6,116)
	Floating rate equal to 3-Month CHF-LIBOR less 0.230% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	12/15/2016		4,000	4,146	120	(236)	4,030	(4,146)

							$(1,488)	$(2,985)	$14,007	$(18,480)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	1-Year BRL-CDI	12.230%	01/04/2021	BRL	17,500	$4	$(71)	$0	$(67)
DUB	Receive	1-Year BRL-CDI	11.500%	01/04/2021		5,200	54	(24)	30	0
	Receive	1-Year BRL-CDI	12.230%	01/04/2021		14,600	18	(74)	0	(56)
FBF	Pay	28-Day MXN-TIIE	4.620%	09/23/2016	MXN	136,200	0	13	13	0
UAG	Receive	1-Year BRL-CDI	12.230%	01/04/2021	BRL	5,400	5	(26)	0	(21)
	Pay	28-Day MXN-TIIE	5.010%	10/10/2019	MXN	50,200	(28)	(17)	0	(45)
	Pay	28-Day MXN-TIIE	5.630%	10/11/2021		15,400	6	(13)	0	(7)

							$59	$(212)	$43	$(196)

Total Swap Agreements							$(2,073)	$(3,559)	$14,193	$(19,825)

(k)	Securities with an aggregate market value of $3,367 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$2,102	$0	$2,102
Mortgage-Backed Securities	0	5,493	0	5,493
Sovereign Issues	0	7,144	0	7,144
Brazil
Corporate Bonds & Notes	0	4,725	0	4,725
Sovereign Issues	0	17,146	0	17,146
Canada
Sovereign Issues	0	16,886	0	16,886
Cayman Islands
Asset-Backed Securities	0	552	0	552
China
Sovereign Issues	0	359	0	359
Denmark
Corporate Bonds & Notes	0	6	0	6
France
Sovereign Issues	0	50,991	0	50,991
Germany
Corporate Bonds & Notes	0	15,963	0	15,963
Sovereign Issues	0	1,573	0	1,573
Ireland
Asset-Backed Securities	0	1,758	0	1,758
Corporate Bonds & Notes	0	9,635	0	9,635
Italy
Asset-Backed Securities	0	204	0	204
Corporate Bonds & Notes	0	8,917	0	8,917
Mortgage-Backed Securities	0	4,815	0	4,815
Sovereign Issues	0	81,374	0	81,374
Japan
Sovereign Issues	0	91,438	0	91,438
Luxembourg
Asset-Backed Securities	0	752	0	752
Mexico
Sovereign Issues	0	17,184	0	17,184
Norway
Corporate Bonds & Notes	0	8,128	0	8,128
Poland
Sovereign Issues	0	19,479	0	19,479
Slovenia
Sovereign Issues	0	16,332	0	16,332
Spain
Corporate Bonds & Notes	0	3,519	0	3,519
Sovereign Issues	0	77,949	0	77,949
Supranational
Corporate Bonds & Notes	0	7,715	0	7,715
Sweden
Corporate Bonds & Notes	0	2,705	0	2,705
Sovereign Issues	0	1,489	0	1,489
United Kingdom
Bank Loan Obligations	0	4,826	0	4,826
Corporate Bonds & Notes	0	4,164	0	4,164
Mortgage-Backed Securities	0	2,325	0	2,325
Sovereign Issues	0	36,108	0	36,108
United States
Asset-Backed Securities	0	8,075	0	8,075
Corporate Bonds & Notes	0	17,316	0	17,316
Mortgage-Backed Securities	0	60,068	102	60,170
Preferred Securities	218	0	0	218
U.S. Government Agencies	0	104,860	37	104,897
U.S. Treasury Obligations	0	68,509	0	68,509
Short-Term Instruments
Certificates of Deposit	0	12,424	0	12,424
Commercial Paper	0	1,585	0	1,585
Repurchase Agreements	0	838	0	838
Greece Treasury Bills	0	5,797	0	5,797
Mexico Treasury Bills	0	20,267	0	20,267
U.S. Treasury Bills	0	410	0	410
	$218	$823,905	$139	$824,262

Investments in Affiliates, at Value

Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,387	$0	$0	$20,387

Total Investments	$20,605	$823,905	$139	$844,649

Short Sales, at Value - Liabilities

U.S. Government Agencies	$0	$(110,544)	$0	$(110,544)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	169	421	0	590
Over the counter	0	38,872	0	38,872
	$169	$39,293	$0	$39,462

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(131)	(297)	0	(428)
Over the counter	0	(36,330)	0	(36,330)

	$(131)	$(36,627)	$0	$(36,758)

Totals	$20,643	$716,027	$139	$736,809
There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.6%
CORPORATE BONDS & NOTES 8.8%
BANKING & FINANCE 8.0%
Ally Financial, Inc.
2.750% due 01/30/2017		$1,300	$1,299
3.125% due 01/15/2016		300	302
3.500% due 07/18/2016		300	304
4.625% due 06/26/2015		4,500	4,539
4.750% due 09/10/2018		100	104
5.500% due 02/15/2017		975	1,026
8.300% due 02/12/2015		900	906
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)	EUR	3,200	4,418
Banco Santander S.A.
6.250% due 09/11/2021 (d)		8,700	10,208
Bankia S.A.
0.285% due 01/25/2016		300	361
3.500% due 01/17/2019		6,100	7,970
4.375% due 02/14/2017		400	518
Barclays Bank PLC
7.625% due 11/21/2022		$10,100	11,063
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	200	237
8.000% due 12/15/2020 (d)		800	1,012
BPCE S.A.
4.625% due 07/11/2024		$6,300	6,128
CIT Group, Inc.
4.750% due 02/15/2015		1,300	1,302
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
8.375% due 07/26/2016 (d)		800	856
8.400% due 06/29/2017 (d)		200	220
Credit Agricole S.A.
6.500% due 06/23/2021 (d)	EUR	400	493
7.875% due 01/23/2024 (d)		$1,700	1,735
8.125% due 09/19/2033		1,300	1,455
Credit Suisse
6.500% due 08/08/2023		5,900	6,491
General Motors Financial Co., Inc.
2.625% due 07/10/2017		3,300	3,317
4.750% due 08/15/2017		800	846
GMAC International Finance BV
7.500% due 04/21/2015	EUR	200	246
International Lease Finance Corp.
4.875% due 04/01/2015		$300	303
5.750% due 05/15/2016		300	312
6.750% due 09/01/2016		300	320
8.625% due 09/15/2015		300	313
KBC Bank NV
8.000% due 01/25/2023		3,400	3,825
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	6,000	9,365
Navient Corp.
6.250% due 01/25/2016		$400	417
Springleaf Finance Corp.
5.400% due 12/01/2015		100	103
UniCredit SpA
6.750% due 09/10/2021 (d)	EUR	800	938
8.000% due 06/03/2024 (d)		$600	586

			83,838

INDUSTRIALS 0.8%
DISH DBS Corp.
7.125% due 02/01/2016		1,200	1,265
HCA, Inc.
6.500% due 02/15/2016		200	209
MGM Resorts International
7.500% due 06/01/2016		300	317
10.000% due 11/01/2016		100	112
New York Times Co.
5.000% due 03/15/2015		6,000	6,045
Time Warner Cable, Inc.
5.850% due 05/01/2017		200	218

			8,166

UTILITIES 0.0%
Sprint Communications, Inc.
6.000% due 12/01/2016	500	524

Total Corporate Bonds & Notes (Cost $93,807)		92,528

U.S. GOVERNMENT AGENCIES 9.4%
Fannie Mae
0.720% due 09/25/2041	8,181	8,256
3.000% due 01/01/2045 - 02/01/2045	11,000	11,098
3.500% due 01/01/2045 †	74,000	77,106
4.000% due 10/01/2040 †	16	17
Freddie Mac
0.711% due 07/15/2041	2,390	2,415

Total U.S. Government Agencies (Cost $98,554)		98,892

U.S. TREASURY OBLIGATIONS 29.5%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2019 (j)(l)	1,925	1,907
0.125% due 07/15/2022 (g)	1,339	1,308
0.125% due 01/15/2023 (g)	5,447	5,280
0.375% due 07/15/2023 (g)(j)	16,515	16,364
0.625% due 07/15/2021 (g)(i)	39,189	39,767
0.625% due 02/15/2043 (g)	6,811	6,437
1.375% due 02/15/2044 (g)	8,829	10,039
1.875% due 07/15/2019 (j)	1,001	1,076
2.375% due 01/15/2025 (g)(j)	2,393	2,816
3.875% due 04/15/2029 (g)	345	495
U.S. Treasury Notes
0.250% due 01/15/2015 (j)†	2,500	2,500
0.250% due 01/15/2015 (l)	3,800	3,800
0.250% due 02/28/2015 (j)†	100	100
1.625% due 04/30/2019 (i)(j)(l)	35,300	35,421
2.125% due 12/31/2021 (g)	76,300	77,051
2.250% due 04/30/2021 (g)(l)	103,850	105,976

Total U.S. Treasury Obligations (Cost $307,075)		310,337

MORTGAGE-BACKED SECURITIES 0.8%
Bear Stearns Adjustable Rate Mortgage Trust
2.190% due 08/25/2035	256	259
2.290% due 08/25/2035	82	83
2.437% due 08/25/2033	269	274
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050	600	653
Citigroup Mortgage Loan Trust, Inc.
2.500% due 10/25/2035	761	757
Countrywide Alternative Loan Trust
0.487% due 11/20/2035	1,640	1,329
1.113% due 02/25/2036	318	289
Countrywide Home Loan Mortgage Pass-Through Trust
0.490% due 03/25/2035	194	186
2.362% due 09/20/2036 ^	208	182
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	1,127	1,240
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	551	464
Structured Adjustable Rate Mortgage Loan Trust
2.485% due 01/25/2035	56	53
Structured Asset Mortgage Investments Trust
0.414% due 07/19/2035	98	94
WaMu Mortgage Pass-Through Certificates Trust
0.813% due 02/25/2047	354	290
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 03/25/2036	919	918
2.618% due 09/25/2036	2,141	2,001

Total Mortgage-Backed Securities (Cost $7,845)		9,072

ASSET-BACKED SECURITIES 0.2%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	1,136	1,192
SLM Student Loan Trust
0.441% due 12/17/2018	23	24

Wood Street CLO BV
0.431% due 11/22/2021	EUR	439	528

Total Asset-Backed Securities (Cost $1,638)			1,744

SOVEREIGN ISSUES 19.2%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	19,250	6,559
10.000% due 01/01/2025		13,800	4,547
France Government Bond
0.100% due 07/25/2021 (c)(g)	EUR	11,095	13,860
0.250% due 07/25/2018 (c)		2,706	3,335
1.000% due 07/25/2017 (c)		1,246	1,555
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	52,559	4,016
4.000% due 11/08/2046 (c)		31,630	2,459
New Zealand Government Bond
2.000% due 09/20/2025	NZD	8,350	6,507
3.000% due 09/20/2030		1,328	1,145
Province of Ontario
3.450% due 06/02/2045	CAD	9,300	8,286
Republic of Germany
0.750% due 04/15/2018 (c)(g)	EUR	61,852	76,906
Slovenia Government International Bond
5.250% due 02/18/2024		$1,900	2,097
5.850% due 05/10/2023		2,600	2,953
Spain Government International Bond
3.800% due 04/30/2024 (g)	EUR	31,600	45,775
4.400% due 10/31/2023		12,300	18,422
5.400% due 01/31/2023		2,400	3,801

Total Sovereign Issues (Cost $215,063)			202,223

	SHARES
COMMON STOCKS 4.3%
CONSUMER DISCRETIONARY 0.0%
SFX Entertainment, Inc. (a)(i)		23,989	109

CONSUMER STAPLES 0.4%
Kweichow Moutai Co. Ltd.		151,101	4,618

FINANCIALS 3.4%
Bank of China Ltd. ‘A’		6,401,200	4,271
Barclays PLC		1,373,575	5,213
BNP Paribas S.A.		77,442	4,616
China Construction Bank Corp. ‘A’		5,763,127	6,261
Industrial & Commercial Bank of China Ltd. ‘A’		8,450,800	6,634
Intesa Sanpaolo SpA		1,649,479	4,834
Societe Generale S.A.		95,648	4,050

			35,879

HEALTH CARE 0.5%
Covidien PLC		49,317	5,044

Total Common Stocks (Cost $40,727)			45,650

EXCHANGE-TRADED FUNDS 6.6%
iShares MSCI EAFE ETF		322,629	19,629
iShares MSCI Emerging Markets ETF		234,284	9,205
Vanguard FTSE Emerging Markets ETF		1,027,904	41,137

Total Exchange-Traded Funds (Cost $71,594)			69,971

SHORT-TERM INSTRUMENTS 14.8%
REPURCHASE AGREEMENTS (f) 1.3%			13,495

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 7.9%
Fannie Mae
0.081% due 05/01/2015 †		$11,400	11,398
0.096% due 01/20/2015 †		900	900
0.101% due 02/17/2015 †		100	100
0.107% due 03/16/2015 †		6,000	6,000
Federal Farm Credit Bank
0.112% due 03/31/2015 †		300	300
Federal Home Loan Bank
0.066% due 03/25/2015 †		7,700	7,700
0.071% due 01/14/2015 †		100	100
0.081% due 02/20/2015 - 03/18/2015 †		1,000	1,000
0.086% due 02/20/2015 †		600	600
0.091% due 03/09/2015 - 03/13/2015 †		3,400	3,400
0.096% due 03/06/2015 †		10,000	9,999
0.098% due 02/04/2015 †		200	200
0.101% due 01/26/2015		100	100
0.119% due 05/19/2015 †		1,200	1,200
0.122% due 03/06/2015 †		900	900
0.125% due 09/02/2015 (j) †		8,500	8,494
0.157% due 07/16/2015 †		400	400
0.173% due 09/04/2015 †		100	100
Freddie Mac
0.071% due 04/01/2015 - 04/09/2015 †		7,200	7,200
0.076% due 05/05/2015 †		3,800	3,799
0.086% due 02/17/2015 - 03/19/2015 †		10,100	10,099
0.091% due 03/19/2015 †		900	900
0.096% due 02/19/2015 †		900	900
0.107% due 03/19/2015 †		4,800	4,800
0.132% due 06/09/2015 †		2,000	1,999
0.152% due 07/10/2015 †		800	799

			83,387

GREECE TREASURY BILLS 2.1%
2.077% due 01/09/2015	EUR	18,900	22,861

MEXICO TREASURY BILLS 1.2%
3.042% due 01/08/2015	MXN	168,000	11,381

U.S. TREASURY BILLS 2.3%
0.044% due 01/02/2015 - 05/21/2015 (b)(g)(i)(j)(l)		$23,911	23,909

Total Short-Term Instruments (Cost $159,407)			155,033

Total Investments in Securities (Cost $995,710)			985,450

	SHARES
INVESTMENTS IN AFFILIATES 51.4%
MUTUAL FUNDS (e) 45.4%
PIMCO Emerging Markets Corporate Bond Fund		2,269,967	24,062
PIMCO EqS Pathfinder Fund®		3,454,531	31,954
PIMCO EqS® Emerging Markets Fund		2,699,659	23,001
PIMCO Income Fund		13,582,088	167,467
PIMCO Mortgage Opportunities Fund		2,947,981	32,664
PIMCO StocksPLUS® Fund		10,375,179	97,630
PIMCO TRENDS Managed Futures Strategy Fund		5,346,626	58,385
PIMCO Unconstrained Bond Fund		3,892,932	43,523

Total Mutual Funds (Cost $481,734)			478,686

EXCHANGE-TRADED FUNDS 2.6%
PIMCO Diversified Income Active Exchange-Traded Fund		274,000	13,421
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund		300,000	13,743

Total Exchange-Traded Funds (Cost $28,134)			27,164

SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short-Term Floating NAV Portfolio		1,089	11
PIMCO Short-Term Floating NAV Portfolio III		3,664,660	36,324

Total Short-Term Instruments (Cost $36,460)			36,335

Total Investments in Affiliates (Cost $546,328)			542,185

Total Investments 145.0% (Cost $1,542,038)			$1,527,635
Financial Derivative Instruments (h)(k) 0.8% (Cost or Premiums, net $30,494)			8,034
Other Assets and Liabilities, net (45.8%)			(482,430)

Net Assets 100.0%			$1,053,239

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund II, Ltd., which is a 100% owned subsidiary of the Fund.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.130%		12/31/2014	01/02/2015	$2,200	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(2,253)	$2,200	$2,200
DEU	0.100%		12/31/2014	01/02/2015	1,000	U.S. Treasury Bonds 3.125% due 02/15/2043	(1,021)	1,000	1,000
JPS	0.140%		12/31/2014	01/02/2015	2,200	U.S. Treasury Notes 1.875% due 06/30/2015	(2,251)	2,200	2,200
MSC	0.150%	†	12/31/2014	01/02/2015	6,900	U.S. Treasury Bonds 3.750% due 11/15/2043	(7,049)	6,900	6,900
SSB	0.000%	†	12/31/2014	01/02/2015	1,195	Fannie Mae 2.260% due 10/17/2022	(1,228)	1,195	1,195

Total Repurchase Agreements							$(13,802)	$13,495	$13,495

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
IND	0.120%	10/14/2014	01/14/2015	$(23,648)	$(23,655)
	0.200%	11/17/2014	01/14/2015	(24,034)	(24,040)
	0.210%	11/18/2014	01/13/2015	(4,883)	(4,884)
	0.260%	12/19/2014	01/22/2015	(53,616)	(53,621)
	0.280%	12/19/2014	01/22/2015	(4,714)	(4,714)
	0.280%	12/19/2014	01/23/2015	(3,348)	(3,348)

Total Reverse Repurchase Agreements					$(114,262)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BCY	0.270%	12/03/2014	01/14/2015		$(5,922)	$(5,916)
	0.350%	12/12/2014	01/12/2015		(50,901)	(50,945)
	0.400%	12/16/2014	01/16/2015		(1,383)	(1,384)
BPG	0.220%	01/02/2015	01/08/2015		(808)	(808)
BPS	0.020%	10/16/2014	01/16/2015	EUR	(58,782)	(71,194)
	0.190%	11/10/2014	02/05/2015		(37,084)	(45,028)
GSC	0.220%	01/02/2015	01/08/2015		$(909)	(909)
	0.320%	12/31/2014	01/07/2015		(75,276)	(75,303)
	0.380%	12/18/2014	01/29/2015		(6,122)	(6,107)
MSC	0.220%	11/19/2014	01/15/2015		(1,343)	(1,343)
	0.381%	12/12/2014	01/15/2015		(1,936)	(1,929)
MYI	0.150%	10/15/2014	01/16/2015	EUR	(10,417)	(12,606)
TDM	0.330%	12/16/2014	01/27/2015		$(2,396)	(2,386)

Total Sale-Buyback Transactions						$(275,858)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $282,780 at a weighted average interest rate of 0.141%.
(3)	Payable for sale-buyback transactions includes $207 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae †	3.500%	01/01/2045	$89,000	$(92,339)	$(92,736)
Fannie Mae †	3.500%	02/01/2045	108,000	(111,945)	(112,241)

				$(204,284)	$(204,977)

Short Sales:

Counterparty	Description	Shares	Proceeds	Payable for Short Sales (4)
GSC	Medtronic, Inc.	47,203	(3,059)	(3,422)

			$(3,059)	$(3,422)

Total Short Sales			$(207,343)	$(208,399)

(4)	Payable for short sales includes $14 of dividends payable.

(g)	Securities with an aggregate market value of $389,635 and cash of $910 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	7,106	$1,883	$1,058
Put - CBOE iShares MSCI Emerging Markets Index Fund	34.000	01/17/2015	28,960	4,924	60
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	6,923	1,489	381

				$8,296	$1,499

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$102.000	01/23/2015	18	$0	$0
Put - CBOT U.S. Treasury 10-Year Note February Futures	107.000	01/23/2015	31	0	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	97.000	02/20/2015	137	1	2
Call - CBOT U.S. Treasury 30-Year Bond March Futures	182.000	02/20/2015	171	2	3

				$3	$6

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	918	$6,648	$47
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	247	1,527	180
Call - EUREX EURO STOXX 50 Index	3,400.000	12/20/2019	733	2,613	2,589
Call - OSE Nikkei 225 Index	18,500.000	02/13/2015	150	296	228

				$11,084	$3,044

Total Purchased Options				$19,383	$4,549

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - COMEX Gold 100 oz. February Futures †	$1,250.000	01/27/2015	32	$(23)	$(11)
Call - COMEX Gold 100 oz. March Futures †	1,250.000	02/24/2015	6	(6)	(6)
Put - NYMEX Henry Hub Natural Gas April Futures †	3,000.000	03/26/2015	162	(139)	(510)
Call - NYMEX Henry Hub Natural Gas April Futures †	3,700.000	03/26/2015	162	(111)	(60)
Put - NYMEX Natural Gas Swap February Futures †	3,250.000	01/27/2015	6	(6)	(25)
Call - NYMEX WTI Crude February Futures †	74.000	01/14/2015	186	(157)	(2)
Call - NYMEX WTI Crude March Futures †	67.000	02/17/2015	43	(46)	(18)
Call - NYMEX WTI-Brent Crude Spread March Futures †	6.000	02/11/2015	6	(5)	(12)
Put - NYMEX WTI-Brent Crude Spread March Futures †	14.000	02/11/2015	6	(5)	0

				$(498)	$(644)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	7,106	$(1,073)	$(363)
Put - CBOE iShares MSCI Emerging Markets Index Fund	30.000	01/17/2015	28,960	(2,526)	(20)
Put - CBOE iShares MSCI Emerging Markets Index Fund	39.000	01/17/2015	5,259	(281)	(271)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	6,923	(678)	(89)

				$(4,558)	$(743)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$126.000	02/20/2015	315	$(187)	$(196)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares Russell 2000 Index	1,110.000	01/17/2015	87	$(62)	$(28)
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	918	(3,280)	(9)
Put - CBOE S&P 500 Index	1,950.000	01/17/2015	103	(121)	(66)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	247	(716)	(61)
Put - EUREX EURO STOXX 50 Index	3,000.000	01/16/2015	543	(181)	(120)
Put - EUREX EURO STOXX 50 Index	3,100.000	01/16/2015	272	(107)	(129)
Put - EUREX EURO STOXX 50 Index	2,100.000	12/20/2019	733	(1,773)	(1,834)
Put - OSE Nikkei 225 Index	15,625.000	02/13/2015	150	(296)	(128)
Put - OSE Nikkei 225 Index	15,750.000	02/13/2015	72	(161)	(70)

				$(6,697)	$(2,445)

Total Written Options				$(11,940)	$(4,028)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	479	$68	$0	$(6)
90-Day Eurodollar December Futures	Short	12/2016	290	(5)	0	(11)
90-Day Eurodollar June Futures	Short	06/2015	624	(1)	0	(8)
90-Day Eurodollar June Futures	Short	06/2016	769	93	0	(19)
90-Day Eurodollar March Futures	Short	03/2016	1,180	211	0	(15)
90-Day Eurodollar September Futures	Short	09/2015	526	14	0	(7)
90-Day Eurodollar September Futures	Short	09/2016	769	70	0	(29)
Call Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2015	255	12	0	(3)
DAX Index March Futures	Long	03/2015	55	41	0	(166)
E-mini S&P 500 Index March Futures	Long	03/2015	1,483	2,372	0	(1,802)
Euro STOXX 50 March Futures	Short	03/2015	89	(116)	55	0
Euro-Bund 10-Year Bond March Futures	Long	03/2015	255	785	15	0
FTSE 100 Index March Futures	Long	03/2015	213	518	93	(294)
FTSE China A50 Index January Futures	Long	01/2015	972	821	549	0
Gold 100 oz. February Futures †	Short	02/2015	77	(32)	126	0
Hang Seng China Enterprises Index January Futures	Long	01/2015	140	109	126	(217)
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	103	(217)	0	(24)
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	106	(202)	0	(24)
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	106	(124)	0	(21)
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	91	(147)	0	(24)
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	106	(173)	0	(29)
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	106	(205)	0	(24)
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	103	(208)	0	(23)
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	106	(185)	0	(28)
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	106	(223)	0	(24)
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	103	(168)	0	(22)
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	106	(198)	0	(23)
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	103	(199)	0	(23)
JPX Nikkei Index 400 March Futures	Long	03/2015	6,007	(370)	0	(1,128)
Natural Gas April Futures †	Long	03/2015	366	(3,327)	0	(600)
Natural Gas February Futures †	Short	01/2015	22	15	14	0
Natural Gas March Futures †	Short	02/2015	366	4,104	732	0
SGX CNX Nifty Index January Futures	Long	01/2015	1,883	140	139	0
U.S. Treasury 10-Year Note March Futures	Long	03/2015	231	121	51	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	38	11	11	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2015	63	472	22	0
United Kingdom Long Gilt March Futures	Short	03/2015	153	(788)	0	(141)
WTI Crude February Futures †	Short	01/2015	111	1,173	94	0
WTI Crude March Futures †	Short	02/2015	281	1,572	233	0
WTI Crude October Futures †	Long	09/2015	87	(189)	0	(28)
WTI Crude September Futures †	Long	08/2015	305	(5,655)	0	(116)

Total Futures Contracts				$(10)	$2,260	$(4,879)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.400%	06/20/2029	CAD	4,530	$399	$303	$25	$0
Receive	3-Month CAD-Bank Bill	3.500%	06/20/2044		4,500	(619)	(464)	0	(48)
Pay	6-Month AUD-BBR-BBSW	3.750%	12/11/2018	AUD	3,200	115	104	9	0
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045	EUR	41,000	(6,610)	(6,732)	0	(161)
Receive	6-Month GBP-LIBOR	2.750%	03/18/2025	GBP	17,600	(2,222)	(599)	0	(136)
Pay	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	5,290,000	2,261	362	27	0
Pay	28-Day MXN-TIIE	5.750%	12/06/2021	MXN	205,500	(6)	94	58	0

Total Swap Agreements						$(6,682)	$(6,932)	$119	$(345)

(i)	Securities with an aggregate market value of $26,715 and cash of $3,290 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(j)	Securities with an aggregate market value of $22,642 and cash of $2,519 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	BRL	17,949		$7,628	$876	$0
	01/2015	EUR	4,400		5,476	152	0
	01/2015	GBP	3,500		5,499	45	0
	01/2015	JPY	3,229,011		26,925	0	(33)
	01/2015		$6,757	BRL	17,949	0	(5)
	01/2015		801	INR	49,724	0	(14)
	01/2015		11,503	NZD	14,798	38	0
	01/2015	ZAR	40,366		$3,569	93	0
	02/2015	EUR	3,819		4,767	144	0
	02/2015	GBP	851		1,337	11	0
	02/2015	HKD	16,119		2,078	0	(1)
	02/2015	KRW	1,648,591		1,510	7	0
	02/2015	MXN	2,782		189	0	0
	02/2015	NZD	10,798		8,368	0	(32)
	02/2015	THB	76,995		2,357	20	0
	02/2015		$26,931	JPY	3,229,011	33	0
	02/2015		471	MXN	6,396	0	(38)
	02/2015		5,754	SEK	42,543	0	(296)
BPS	01/2015	BRL	2,959		$1,139	26	0
	01/2015	MXN	165,490		12,582	1,367	0
	01/2015		$1,114	BRL	2,959	0	(1)
	01/2015		1,601	MXN	22,630	0	(68)
	02/2015	CNY	6,066		$984	0	(1)
	02/2015		$17,969	MXN	237,278	0	(1,917)
	06/2015	COP	2,537,023		$1,102	46	0
BRC	01/2015	CZK	24,805		1,136	52	0
	01/2015	RUB	9,193		174	22	0
	02/2015	MXN	83,708		6,129	466	0
	02/2015	TWD	489,598		16,107	624	0
	02/2015		$5,777	BRL	14,945	0	(199)
CBK	01/2015		2,967	SGD	3,843	0	(67)
	02/2015	EUR	4,069		$5,050	124	0
	02/2015	NOK	11,927		1,735	137	0
	02/2015		$18,107	CHF	17,522	0	(471)
	02/2015		37,433	INR	2,354,507	0	(540)
	02/2015		131	MXN	1,781	0	(10)
DUB	01/2015	BRL	5,340		$1,970	0	(39)
	01/2015	IDR	6,877,092		554	3	0
	01/2015		$2,010	BRL	5,340	0	(2)
	01/2015		1,211	ILS	4,698	0	(7)
	02/2015	PHP	103,961		$2,307	0	(13)
	02/2015		$291	HKD	2,254	0	0
	09/2015		7,010	CNY	42,600	0	(234)
FBF	01/2015	BRL	37,008		$15,426	1,525	(21)
	01/2015	HUF	52,790		217	15	0
	01/2015		$13,933	BRL	37,008	0	(11)
	01/2015		37,814	JPY	4,474,811	0	(456)
	02/2015	HKD	3,561		$459	0	(1)
	02/2015		$3,180	DKK	19,014	0	(89)
GLM	01/2015	BRL	12,525		$4,715	4	0
	01/2015	JPY	1,598,323		13,488	144	0
	01/2015	TRY	24,900		10,870	275	0
	01/2015		$3,100	AUD	3,700	0	(81)
	01/2015		4,815	BRL	12,525	0	(104)
	01/2015		1,601	CAD	1,822	0	(33)
	01/2015		1,074	JPY	127,900	0	(6)
	01/2015		3,903	NOK	27,488	0	(216)
	01/2015		10,870	TRY	24,527	0	(433)
	02/2015	EUR	1,911		$2,380	66	0
	02/2015		$1,034	GBP	660	0	(5)
	02/2015		111	MXN	1,509	0	(8)
	02/2015		5,837	MYR	19,249	0	(366)
	02/2015		1,313	THB	42,739	0	(16)
	03/2015	CAD	5,580		$4,786	0	(11)
	07/2015	BRL	12,525		4,567	86	0
HUS	01/2015	CLP	741,839		1,273	52	0
	01/2015		$13,272	AUD	15,516	0	(605)
	02/2015		3,895	BRL	10,012	0	(158)
	03/2015	CAD	3,756		$3,238	9	0
JPM	01/2015	BRL	56,767		21,871	515	0
	01/2015		$23,628	BRL	60,870	0	(732)
	01/2015		5,274	INR	331,418	0	(43)
	01/2015		1,007	JPY	121,800	9	0
	02/2015	EUR	59,486		$73,928	1,915	0
	02/2015	KRW	6,177,721		5,903	269	0
	02/2015	MXN	88,130		6,232	270	0
	02/2015		$450	HKD	3,492	0	0
	02/2015		1,641	KRW	1,741,593	0	(53)
	02/2015		252	MXN	3,695	0	(2)
	02/2015		11,695	TWD	354,534	0	(484)
	04/2015	PEN	1,959		$656	10	0
	07/2015	BRL	55,838		20,544	568	0
MSB	01/2015	AUD	15,516		12,705	37	0
	01/2015	BRL	14,127		5,318	4	0
	01/2015	JPY	363,900		3,128	90	0
	01/2015	TRY	4,224		1,863	66	0
	01/2015		$5,317	BRL	14,127	0	(2)
	02/2015	BRL	14,127		$5,272	0	(1)
	02/2015	EUR	1,283		1,598	45	0
	02/2015	GBP	878		1,382	14	0
	02/2015	MXN	151,517		10,716	465	0
	02/2015		$12,678	AUD	15,516	0	(37)
	02/2015		28,274	GBP	18,094	0	(80)
	03/2015		18,890	CAD	21,628	0	(299)
RBC	01/2015	NZD	10,798		$8,411	0	(12)
	02/2015	MXN	151,517		10,713	463	0
	02/2015		$558	MXN	7,477	0	(53)
SCX	02/2015	KRW	10,655,310		$9,780	63	0
SOG	01/2015	PLN	3,439		1,024	54	0
	02/2015		$11,788	KRW	12,517,088	0	(373)
	02/2015		3,142	MXN	42,810	0	(246)
UAG	01/2015	BRL	7,946		$2,885	0	(104)
	01/2015	IDR	5,526,945		446	3	0
	01/2015		$2,991	BRL	7,946	0	(2)
	02/2015	CNY	139,903		$22,653	0	(59)
	02/2015	MYR	25,222		7,657	488	0
	02/2015		$1,827	JPY	219,200	4	0
	02/2015		99	MXN	1,464	0	0

Total Forward Foreign Currency Contracts						$11,814	$(9,190)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC USD versus CAD	CAD	1.465	03/13/2015		$20,000	$2	$0
DUB	Put - OTC EUR versus USD		$1.000	05/22/2015	EUR	166,400	8,240	92

							$8,242	$92

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$181,300	$3,141	$1,219
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016	52,900	2,290	62
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	76,100	20	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.426%	03/18/2015	7,200	32	18
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	124,100	4,913	1,976
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	90,700	11	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	231,400	4,880	1,556
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	148,950	6,339	2,372
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683%	12/11/2017	13,200	1,848	1,654

							$23,474	$8,857

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYC	Call - OTC WTI Crude December Futures †	$150.000	11/17/2015	$2,300	$145	$3

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC EURO STOXX 50 Index	3,275.000	12/20/2019	EUR	735	$2,475	$2,909
	Call - OTC EURO STOXX 50 Index	3,650.000	12/20/2019		5	1,736	1,393

						$4,211	$4,302

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae 3.000% due 02/01/2045	$88.750	02/05/2015	$11,000	$0	$0
	Call - OTC Fannie Mae 3.500% due 02/01/2045	111.031	02/05/2015	80,000	3	0
MYI	Call - OTC Fannie Mae 3.500% due 01/01/2045	111.500	01/07/2015	42,000	2	0
	Call - OTC Fannie Mae 4.000% due 01/01/2045	112.125	01/07/2015	86,000	3	0
	Call - OTC Fannie Mae 4.000% due 01/01/2045	112.938	01/07/2015	47,000	2	0

					$10	$0

Total Purchased Options					$36,082	$13,254

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	03/18/2015		$80,800	$(176)	$(59)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	1,900	(4)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		1,900	(3)	0
CBK	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		2,000	(1)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		2,000	(4)	(2)
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		$1,200	(2)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	1,900	(2)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		1,900	(5)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.100%	01/21/2015		1,000	(2)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.200%	01/21/2015		2,300	(6)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		40,300	(30)	(29)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		40,300	(76)	(71)
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		3,200	(4)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		3,200	(9)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		800	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		800	(2)	(1)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		1,100	(2)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		1,100	(2)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		2,200	(3)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		2,200	(4)	(2)

							$(338)	$(178)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL 2.680	07/01/2015	$5,980	$(142)	$(365)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Cap - OTC YOY CPURNSA Index	TBD	Maximum of [(Final Index/Initial Index - 1) - 5.000%] or 0	03/04/2015	$4,000	$(68)	$0
	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [-1.000% - (Final Index/Initial Index - 1)] or 0	03/04/2015	4,000	(56)	0
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	12,000	(106)	(3)

						$(230)	$(3)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016	$202,000	$(2,528)	$(114)
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.926%	03/18/2015	7,200	(33)	(30)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	6,300	(29)	(53)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	6,300	(33)	(4)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	12/11/2017	55,400	(1,847)	(1,780)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	33,300	(170)	(283)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	33,300	(166)	(19)

							$(4,806)	$(2,283)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC Brent Crude December Futures †	$160.000	11/10/2015	$2,300	$(145)	$(6)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Put - OTC EURO STOXX 50 Index	2,200.000	12/20/2019	EUR	735	$(2,550)	$(2,148)
	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019		5	(1,711)	(1,674)
GST	Call - OTC SPGCENP Index †	0.306	02/09/2015		$1,200,000	(31)	0
	Call - OTC SPGCENP Index †	0.578	03/05/2015		500,000	(30)	(2)
	Call - OTC SPGCICP Index †	0.268	02/09/2015		500,000	(17)	0
	Call - OTC SPGCICP Index †	0.420	03/05/2015		500,000	(22)	0

						$(4,361)	$(3,824)

Total Written Options						$(10,022)	$(6,659)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection(2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Ricoh Co. Ltd.	(1.000%)	09/20/2019	0.322%	JPY	110,000	$(42)	$12	$0	$(30)
BRC	New York Times Co.	(1.000%)	03/20/2015	0.122%		$2,000	115	(120)	0	(5)
DUB	New York Times Co.	(5.000%)	03/20/2015	0.122%		4,000	(358)	309	0	(49)

							$(285)	$201	$0	$(84)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	12/20/2018	0.820%		$5,100	$(17)	$54	$37	$0
BPS	Japan Government International Bond	1.000%	09/20/2015	0.145%		1,900	11	1	12	0
	U.S. Treasury Notes	0.250%	06/20/2016	0.103%	EUR	5,200	(53)	67	14	0
	Venezuela Government International Bond	5.000%	03/20/2015	53.460%		$500	(6)	(43)	0	(49)
BRC	Italy Government International Bond	1.000%	12/20/2016	0.616%		6,900	(37)	91	54	0
	Japan Government International Bond	1.000%	03/20/2016	0.172%		4,000	54	(12)	42	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		5,000	(15)	51	36	0
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.418%		20,500	(381)	736	355	0
	China Government International Bond	1.000%	12/20/2016	0.310%		1,000	(48)	62	14	0
	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		4,000	(96)	0	0	(96)
	South Africa Government International Bond	1.000%	12/20/2019	1.831%		10,100	(383)	(5)	0	(388)
DUB	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.246%		1,000	35	(11)	24	0
	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		6,100	(139)	(6)	0	(145)
	Italy Government International Bond	1.000%	12/20/2016	0.616%		6,900	(35)	89	54	0
	Japan Government International Bond	1.000%	03/20/2015	0.144%		5,300	41	(30)	11	0
	Spain Government International Bond	1.000%	12/20/2016	0.406%		6,900	(6)	89	83	0
	Venezuela Government International Bond	5.000%	03/20/2015	53.460%		2,106	5	(209)	0	(204)
FBF	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.246%		400	6	3	9	0
	China Government International Bond	1.000%	12/20/2016	0.310%		12,200	(586)	756	170	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		1,700	(6)	18	12	0
GST	Brazil Government International Bond	1.000%	12/20/2015	0.918%		2,400	(7)	10	3	0
	Japan Government International Bond	1.000%	03/20/2016	0.172%		200	(2)	5	3	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		5,700	(21)	62	41	0
	Russia Government International Bond	1.000%	09/20/2019	4.793%		500	(28)	(47)	0	(75)
HUS	Russia Government International Bond	1.000%	03/20/2019	4.827%		1,100	(92)	(60)	0	(152)
JPM	BP Capital Markets America, Inc.	5.000%	06/20/2015	0.246%		2,000	34	14	48	0
	Brazil Government International Bond	1.000%	12/20/2016	1.204%		6,500	(72)	48	0	(24)
	China Government International Bond	1.000%	12/20/2016	0.310%		8,000	(387)	499	112	0
	Japan Government International Bond	1.000%	03/20/2016	0.172%		500	(6)	11	5	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		25,000	(85)	266	181	0
	Russia Government International Bond	1.000%	09/20/2019	4.793%		200	(11)	(19)	0	(30)
MYC	China Government International Bond	1.000%	12/20/2016	0.310%		4,500	(214)	276	62	0
	Japan Government International Bond	1.000%	03/20/2016	0.172%		1,000	(13)	23	10	0
	Spain Government International Bond	1.000%	12/20/2016	0.406%		9,400	(4)	117	113	0
RYL	Japan Government International Bond	1.000%	03/20/2016	0.172%		6,700	94	(24)	70	0

							$(2,470)	$2,882	$1,575	$(1,163)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	1,300	$(32)	$115	$83	$0
	Pay	3-Month EUR-EXT-CPI Index	0.750%	12/10/2019	EUR	26,900	115	(403)	0	(288)
BPS	Pay	1-Month GBP-UKRPI	3.125%	12/15/2024	GBP	1,000	0	13	13	0
	Pay	1-Month GBP-UKRPI	3.170%	12/15/2024		4,400	(1)	93	92	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	69,500	(38)	(183)	0	(221)
CBK	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	500	(17)	49	32	0
DUB	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	23,000	(16)	(57)	0	(73)
	Receive	1-Year BRL-CDI	12.230%	01/04/2021		3,600	(39)	25	0	(14)
	Receive	3-Month USD-CPURNSA Index	0.070%	12/22/2015		$10,200	0	(19)	0	(19)
	Pay	3-Month USD-CPURNSA Index	1.480%	11/20/2016		4,200	0	(63)	0	(63)
	Pay	3-Month USD-CPURNSA Index	1.473%	11/21/2016		8,400	0	(124)	0	(124)
	Pay	28-Day MXN-TIIE	5.840%	09/14/2021	MXN	763,000	(235)	564	329	0
FBF	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	5,500	(163)	514	351	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		300	0	28	28	0
Receive		1-Year BRL-CDI	11.500%	01/04/2021	BRL	9,100	(8)	60	52	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		8,400	(5)	(22)	0	(27)
GLM	Pay	1-Year BRL-CDI	11.470%	01/02/2017		42,200	19	(142)	0	(123)
	Pay	3-Month EUR-EXT-CPI Index	0.800%	12/10/2019	EUR	8,400	17	(133)	0	(116)
HUS	Receive	1-Year BRL-CDI	11.250%	01/04/2021	BRL	28,900	78	181	259	0
	Receive	1-Year BRL-CDI	11.500%	01/04/2021		12,900	1	73	74	0
RYL	Pay	3-Month USD-CPURNSA Index	1.550%	11/05/2016		$15,800	0	(260)	0	(260)
UAG	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	32,300	70	202	272	0

							$(254)	$511	$1,585	$(1,328)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	KOSPI 200 Index	123,500,000	3-Month USD-LIBOR plus a specified spread	03/13/2015	KRW	31,125,088	$(910)	$0	$(910)
	Receive	TWSE Index	23,600	3-Month USD-LIBOR plus a specified spread	01/21/2015	TWD	213,257	181	181	0
FBF	Pay	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043		$32,089	(84)	0	(84)
JPM	Receive	SX7E Index	92,490	1-Month EUR-EURIBOR plus a specified spread	09/25/2015	EUR	13,344	(1,098)	0	(1,098)

								$(1,911)	$181	$(2,092)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	S&P 500 Index	2.356%	01/09/2015	$3,583	$0	$(31)	$0	$(31)
GST	Pay	S&P 500 Index	7.156%	12/18/2015	44,149	0	2,130	2,130	0
JPM	Pay	S&P 500 Index	2.690%	01/22/2015	1,524	0	2	2	0
SOG	Pay	S&P 500 Index	1.960%	01/08/2015	7,857	0	(85)	0	(85)
	Pay	S&P 500 Index	3.861%	01/12/2015	52,417	0	478	478	0
UAG	Pay	S&P 500 Index	2.059%	01/02/2015	6,272	0	(19)	0	(19)
	Pay	S&P 500 Index	2.220%	01/02/2015	7,383	0	(10)	0	(10)

						$0	$2,465	$2,610	$(145)

Total Swap Agreements						$(3,009)	$4,148	$5,951	$(4,812)

(l)	Securities with an aggregate market value of $10,462 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$83,838	$0	$83,838
Industrials	0	8,166	0	8,166
Utilities	0	524	0	524
U.S. Government Agencies	0	98,892	0	98,892
U.S. Treasury Obligations	0	310,337	0	310,337
Mortgage-Backed Securities	0	9,072	0	9,072
Asset-Backed Securities	0	552	1,192	1,744
Sovereign Issues	0	202,223	0	202,223
Common Stocks
Consumer Discretionary	109	0	0	109
Consumer Staples	4,618	0	0	4,618
Financials	35,879	0	0	35,879
Health Care	5,044	0	0	5,044
Exchange-Traded Funds	69,971	0	0	69,971
Short-Term Instruments
Repurchase Agreements	0	13,495	0	13,495
Short-Term Notes	0	83,387	0	83,387
Greece Treasury Bills	0	22,861	0	22,861
Mexico Treasury Bills	0	11,381	0	11,381
U.S. Treasury Bills	0	23,909	0	23,909
	$115,621	$868,637	$1,192	$985,450

Investments in Affiliates, at Value
Mutual Funds	478,686	0	0	478,686
Exchange-Traded Funds	27,164	0	0	27,164
Short-Term Instruments
Central Funds Used for Cash Management Purposes	36,335	0	0	36,335
	$542,185	$0	$0	$542,185

Total Investments	$657,806	$868,637	$1,192	$1,527,635

Short Sales, at Value - Liabilities

Common Stocks	(3,422)	0	0	(3,422)
U.S. Government Agencies	0	(204,977)	0	(204,977)
U.S. Treasury Obligations	0	0	0	0
	$(3,422)	$(204,977)	$0	$(208,399)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,260	4,668	0	6,928
Over the counter	0	31,019	0	31,019
	$2,260	$35,687	$0	$37,947

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,523)	(3,729)	0	(9,252)
Over the counter	0	(20,659)	(2)	(20,661)

	$(5,523)	$(24,388)	$(2)	$(29,913)

Totals	$651,121	$674,959	$1,190	$1,327,270

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO GNMA Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 146.9%
U.S. GOVERNMENT AGENCIES 132.1%
Fannie Mae
2.000% due 07/01/2028 - 09/01/2028	$3,514	$3,502
2.364% due 01/25/2022 (a)	6,236	701
2.500% due 01/01/2030	5,000	5,089
3.000% due 09/25/2039 - 04/25/2043 (a)	15,752	2,060
3.500% due 01/01/2045	38,550	40,169
3.525% due 10/25/2042	741	606
3.765% due 12/01/2025	3,000	3,253
3.997% due 03/01/2018	2	2
4.000% due 07/01/2018 - 01/01/2045	13,729	14,590
4.487% due 01/25/2017 (a)	11,599	330
4.500% due 06/01/2018 - 02/01/2045	11,928	12,894
4.500% due 06/25/2024 (a)	1,195	80
4.800% due 10/01/2035 - 02/01/2036	2,469	2,713
5.000% due 02/01/2045	10,000	11,036
5.500% due 02/01/2027 - 11/01/2039	801	903
5.600% due 06/01/2035 - 02/01/2036	2,524	2,832
5.981% due 08/25/2042 (a)	2,482	485
6.000% due 11/01/2028 - 11/01/2040	6,406	7,339
6.031% due 11/25/2044 (a)	10,863	2,139
6.081% due 02/25/2043 (a)	16,726	3,272
6.481% due 08/25/2018 (a)	33,838	5,686
Freddie Mac
0.000% due 05/15/2033 (b)	912	847
1.023% due 01/25/2020 (a)	37,535	1,613
1.049% due 11/25/2022 (a)	7,838	517
1.245% due 04/25/2021 (a)	24,268	1,586
1.250% due 10/02/2019	4,200	4,111
1.390% due 11/25/2019 (a)	13,495	740
2.137% due 05/01/2019	2	2
2.500% due 01/15/2040 (a)	5,304	644
2.575% due 05/01/2031	8	9
3.000% due 02/15/2041 - 07/01/2043	6,778	6,772
4.000% due 11/15/2042 (a)	3,450	498
5.000% due 10/01/2029	114	125
5.500% due 06/01/2035 - 03/01/2041	236	267
7.500% due 08/15/2029 (a)	8	1
11.571% due 10/15/2035	1,169	1,230
11.718% due 04/15/2044	766	812
11.851% due 05/15/2035	1,603	1,686
15.377% due 05/15/2041	12,315	13,032
Ginnie Mae
0.000% due 12/20/2032 - 01/20/2041 (b)	2,197	1,895
0.000% due 10/16/2042 (a)	2,415	0
0.026% due 01/16/2044 (a)	13,731	9
0.037% due 01/16/2052 (a)	22,011	381
0.352% due 11/16/2051 (a)	22,632	476
0.361% due 01/16/2031 - 02/16/2032	586	588
0.411% due 08/16/2032	188	189
0.461% due 12/16/2026 - 08/16/2031	223	223
0.611% due 11/16/2029	751	754
0.655% due 05/16/2027	28	28
0.661% due 07/16/2028	39	39
0.711% due 04/16/2032	91	91
0.836% due 02/20/2060	19,558	19,639
0.876% due 09/20/2063	4,383	4,418
1.015% due 03/20/2058	5,808	5,879
1.066% due 04/16/2042 (a)	29,721	1,332
1.087% due 11/16/2044 (a)	24,145	1,485
1.160% due 05/20/2061	7,629	7,751
1.255% due 01/16/2030	1,446	1,476
1.294% due 05/20/2061	3,229	3,288
1.347% due 11/16/2043 (a)	31,168	2,019
1.421% due 08/16/2052 (a)	45,279	2,883
1.456% due 09/20/2063	2,893	3,007
1.625% due 02/20/2030 - 06/20/2038	1,101	1,144
1.730% due 08/16/2040 (a)	34,782	1,929
1.879% due 04/20/2061	6,334	6,666
2.500% due 09/20/2027 (a)	8,788	775
2.500% due 03/20/2043 - 01/01/2045	3,000	2,962
3.000% due 01/20/2029 (a)	6,029	701
3.000% due 01/01/2045	163,000	166,609
3.150% due 11/15/2042 - 01/15/2043	1,205	1,240
3.500% due 08/15/2043 - 01/01/2045	226,806	238,040
4.000% due 05/20/2016 - 02/01/2045	218,377	234,010

4.000% due 10/20/2043 (a)	3,453	299
4.050% due 04/15/2040 - 12/15/2040	5,082	5,477
4.500% due 02/20/2018 - 02/01/2045	189,702	207,737
4.800% due 06/20/2035 - 12/20/2035	1,224	1,339
4.875% due 08/15/2039 - 10/15/2040	1,694	1,864
5.000% due 12/20/2032 - 01/01/2045	58,463	64,497
5.250% due 08/20/2039	704	779
5.500% due 04/15/2025 - 01/01/2045	18,053	20,064
5.600% due 03/20/2035 - 01/20/2036	2,803	3,126
6.000% due 02/15/2029 - 11/20/2041	2,928	3,261
6.500% due 12/15/2023 - 04/20/2039	1,246	1,417
7.000% due 08/20/2031	1	1
7.500% due 12/15/2023 - 06/15/2032	240	288
8.000% due 09/15/2030	3	3
8.947% due 09/20/2044	2,441	2,483

Total U.S. Government Agencies (Cost $1,178,510)		1,178,734

U.S. TREASURY OBLIGATIONS 4.5%
U.S. Treasury Notes
1.875% due 11/30/2021 (d)(f)	19,500	19,389
2.375% due 08/15/2024	20,000	20,360

Total U.S. Treasury Obligations (Cost $39,197)		39,749

MORTGAGE-BACKED SECURITIES 8.1%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	425	456
Banc of America Funding Ltd
0.414% due 10/03/2039	794	784
Bear Stearns Adjustable Rate Mortgage Trust
2.190% due 08/25/2035	3,156	3,198
Bear Stearns Structured Products, Inc.
2.591% due 01/26/2036	3,913	3,110
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032	18	17
Credit Suisse Mortgage Capital Certificates
4.792% due 05/27/2053	1,776	1,781
Fannie Mae
3.000% due 03/25/2043	1,923	1,756
La Hipotecaria Panamanian Mortgage Trust
3.258% due 11/24/2042	4,762	4,902
LB Commercial Mortgage Trust
5.517% due 07/15/2044	340	367
Merrill Lynch Mortgage Investors Trust
2.350% due 10/25/2035	616	622
Mortgage Equity Conversion Asset Trust
0.570% due 02/25/2042	11,078	9,305
0.630% due 10/25/2041	2,867	2,350
0.640% due 05/25/2042	44,123	38,166
Structured Asset Mortgage Investments Trust
0.824% due 09/19/2032	53	52
UBS-Barclays Commercial Mortgage Trust
1.334% due 04/10/2046 (a)	28,486	2,256
WaMu Commercial Mortgage Securities Trust
5.362% due 03/23/2045	1,792	1,837
Wells Fargo Commercial Mortgage Trust
2.101% due 10/15/2045 (a)	13,145	1,394

Total Mortgage-Backed Securities (Cost $71,766)		72,353

ASSET-BACKED SECURITIES 2.1%
ALM Ltd.
1.463% due 02/13/2023	2,100	2,100
Amortizing Residential Collateral Trust
0.750% due 07/25/2032	19	18
Centex Home Equity Loan Trust
0.470% due 01/25/2032	19	18
CIT Group Home Equity Loan Trust
0.710% due 06/25/2033	24	23
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,129	761
Duane Street CLO Ltd.
0.463% due 11/14/2021	516	512
Home Equity Asset Trust
0.755% due 11/25/2032	3	2
Massachusetts Educational Financing Authority
1.184% due 04/25/2038	2,235	2,253
South Carolina Student Loan Corp.
0.784% due 03/01/2018	218	218
0.984% due 03/02/2020	8,400	8,428
1.234% due 09/03/2024	4,300	4,346

Total Asset-Backed Securities (Cost $18,785)		18,679

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%		802

SHORT-TERM NOTES 0.0%
Federal Home Loan Bank
0.081% due 01/29/2015	100	100

Total Short-Term Instruments (Cost $902)		902

Total Investments in Securities (Cost $1,309,160)		1,310,417

	SHARES
INVESTMENTS IN AFFILIATES 44.6%
SHORT-TERM INSTRUMENTS 44.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 44.6%
PIMCO Short-Term Floating NAV Portfolio	13,556,261	135,414
PIMCO Short-Term Floating NAV Portfolio III	26,504,243	262,710

Total Short-Term Instruments (Cost $400,417)		398,124

Total Investments in Affiliates (Cost $400,417)		398,124

Total Investments 191.5% (Cost $1,709,577)		$1,708,541
Financial Derivative Instruments (e) 0.0% (Cost or Premiums, net $442)		(144)
Other Assets and Liabilities, net (91.5%)		(816,142)

Net Assets 100.0%		$892,255

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Principal only security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$ 802	Fannie Mae 2.260% due 10/17/2022	$(818)	$802	$802

Total Repurchase Agreements						$(818)	$802	$802

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	1.300%	12/31/2014	01/02/2015	$(5,081)	$(5,081)

Total Reverse Repurchase Agreements					$(5,081)

(2)	As of December 31, 2014, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2014 was $4,214 at a weighted average interest rate of (0.677%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds (3)	Payable for Short Sales
Fannie Mae	2.500%	01/01/2045	$3,600	$(3,472)	$(3,517)
Fannie Mae	3.000%	01/01/2030	19,000	(19,724)	(19,744)
Fannie Mae	3.000%	01/01/2045	16,000	(16,058)	(16,176)
Fannie Mae	3.500%	01/01/2045	24,000	(24,953)	(24,954)
Fannie Mae	3.500%	02/01/2045	70,700	(73,213)	(73,476)
Fannie Mae	4.000%	01/01/2030	7,000	(7,418)	(7,416)
Fannie Mae	4.000%	01/01/2045	22,000	(23,426)	(23,474)
Fannie Mae	4.000%	02/01/2045	1,000	(1,060)	(1,064)
Fannie Mae	4.500%	02/01/2045	10,500	(11,353)	(11,353)
Ginnie Mae	4.000%	01/01/2045	70,000	(74,974)	(74,984)
Ginnie Mae	4.500%	01/01/2045	60,500	(66,054)	(66,103)
Ginnie Mae	4.500%	02/01/2045	9,000	(9,824)	(9,820)
U.S. Treasury Notes	2.125%	09/30/2021	400	(404)	(404)

				$(331,933)	$(332,485)

Total Short Sales				$(331,933)	$(332,485)

(3)	Market value includes $2 dividends payable on short sales.

(d)	Securities with an aggregate market value of $5,071 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.050%	06/10/2015	$42,000	$31	$27
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.050%	06/10/2015	53,000	39	35
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/23/2015	35,000	511	39
NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750%	02/09/2015	29,000	196	10

							$777	$111

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC Fannie Mae 3.500% due 02/01/2045	$115.000	02/05/2015	$10,000	$0	$0
	Call - OTC Fannie Mae 3.500% due 02/01/2045	116.000	02/05/2015	15,000	1	0
	Call - OTC Fannie Mae 3.500% due 03/01/2045	116.000	03/05/2015	3,000	0	0

					$1	$0

Total Purchased Options					$778	$111

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	01/23/2015	$72,000	$(162)	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae 4.000% due 01/01/2045	$106.723	01/07/2015	$9,000	$(7)	$(14)
FBF	Call - OTC Fannie Mae 3.500% due 01/01/2045	104.547	01/07/2015	11,000	(20)	(16)
GSC	Put - OTC Fannie Mae 3.500% due 02/01/2045	102.875	02/05/2015	17,000	(61)	(33)
	Call - OTC Fannie Mae 4.000% due 01/01/2045	106.723	01/07/2015	13,000	(14)	(20)
JPM	Put - OTC Fannie Mae 3.500% due 01/01/2045	103.395	01/07/2015	11,000	(14)	(2)
	Call - OTC Fannie Mae 3.500% due 01/01/2045	104.402	01/07/2015	13,000	(20)	(27)
	Call - OTC Fannie Mae 3.500% due 01/01/2045	104.828	01/07/2015	11,000	(19)	(8)
	Call - OTC Fannie Mae 3.500% due 01/01/2045	104.832	01/07/2015	11,000	(19)	(7)

					$(174)	$(127)

Total Written Options					$(336)	$(127)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%)	10/11/2021	$500	$0	$22	$22	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
CBK	Pay	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	$4,846		$(13)	$0	$(13)
FBF	Pay	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	11,173		(30)	0	(30)
	Pay	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2044	23,755		(87)	0	(87)
GST	Pay	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	7,269		(20)	0	(20)

								$(150)	$0	$(150)

Total Swap Agreements							$0	$(128)	$22	$(150)

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(f)	Securities with an aggregate market value of $132 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
U.S. Government Agencies	$0	$1,178,734	$0	$1,178,734
U.S. Treasury Obligations	0	39,749	0	39,749
Mortgage-Backed Securities	0	11,955	60,398	72,353
Asset-Backed Securities	0	18,679	0	18,679
Short-Term Instruments
Repurchase Agreements	0	802	0	802
Short-Term Notes	0	100	0	100
	$0	$1,250,019	$60,398	$1,310,417

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$398,124	$0	$0	$398,124

Total Investments	$398,124	$1,250,019	$60,398	$1,708,541

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(332,081)	0	(332,081)
U.S. Treasury Obligations	0	(404)	0	(404)
	$0	$(332,485)	$0	$(332,485)

Financial Derivative Instruments - Assets
Over the counter	$0	$133	$0	$133

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(277)	$0	$(277)

Totals	$398,124	$917,390	$60,398	$1,375,912

There were no significant transfers between Level 1 and 2 during the period ended December 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2014 (1)
Investments in Securities, at Value
Mortgage-Backed Securities	$50,457	$37,038	$(34,555)	$198	$780	$3,370	$3,110	$0	$60,398	$4,087

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Mortgage-Backed Securities	$9,816	Benchmark Pricing	Base Price	82.00 - 103.00
	50,582	Third Party Vendor	Broker Quote	79.50 - 86.50

Total	$60,398

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Government Money Market Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 37.0%
SHORT-TERM INSTRUMENTS 37.0%
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (a) 1.3%		$11,587

SHORT-TERM NOTES 3.7%
Federal Home Loan Bank
0.190% due 09/29/2015	$7,640	7,638
0.200% due 09/10/2015	24,330	24,328

		31,966

TREASURY REPURCHASE AGREEMENTS (a) 32.0%		277,900

Total Short-Term Instruments (Cost $321,453)		321,453

Total Investments in Securities (Cost $321,453)		321,453

Total Investments 37.0% (Cost $321,453)		$321,453
Other Assets and Liabilities, net 63.0%		547,230

Net Assets 100.0%		$868,683

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Government Agency Repurchase Agreements
GSC	0.170%	12/31/2014	01/02/2015	$10,000	Freddie Mac 3.500% due 09/01/2042	$(10,310)	$10,000	$10,000
SSB	0.000%	12/31/2014	01/02/2015	1,587	Fannie Mae 2.260% due 10/17/2022	(1,622)	1,587	1,587
Treasury Repurchase Agreements
BOM	0.090%	12/31/2014	01/02/2015	49,600	U.S. Treasury Notes 3.625% due 08/15/2019	(50,636)	49,600	49,600
IND	0.140%	12/31/2014	01/02/2015	71,700	U.S. Treasury Notes 2.250% due 01/31/2015	(73,128)	71,700	71,700
MBC	0.150%	12/31/2014	01/02/2015	71,700	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	(73,926)	71,700	71,700
MSC	0.150%	12/31/2014	01/02/2015	13,200	U.S. Treasury Bonds 3.750% due 11/15/2043	(13,485)	13,200	13,200
SGY	0.090%	12/31/2014	01/02/2015	71,700	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2018	(73,288)	71,700	71,700

Total Repurchase Agreements						$(296,395)	$289,487	$289,487

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Short-Term Instruments
Government Agency Repurchase Agreements	$0	$11,587	$0	$11,587
Short-Term Notes	0	31,966	0	31,966
Treasury Repurchase Agreements	0	277,900	0	277,900

Total Investments	$0	$321,453	$0	$321,453

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.0%
BANK LOAN OBLIGATIONS 1.0%
Acadia Healthcare Co., Inc.
TBD% due 11/04/2015		$9,000	$8,962
CDRH Parent, Inc.
5.250% due 07/01/2021		499	492
9.000% due 07/01/2022		2,000	1,895
Dollar Tree Stores, Inc.
TBD% due 08/06/2015		67,500	67,187
Getty Images, Inc.
4.750% due 10/18/2019		12,229	11,332
MPH Acquisition Holdings LLC
3.750% due 03/31/2021		7,955	7,751
Sun Products Corp.
5.500% due 03/23/2020		6,543	6,118
Syniverse Holdings, Inc.
4.000% due 04/23/2019		3,878	3,768

Total Bank Loan Obligations (Cost $108,880)			107,505

CORPORATE BONDS & NOTES 92.6%
BANKING & FINANCE 11.6%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		10,000	10,250
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		16,600	16,455
4.500% due 05/15/2021		42,750	43,338
Ally Financial, Inc.
5.125% due 09/30/2024		20,000	20,350
6.250% due 12/01/2017		15,000	16,237
7.500% due 09/15/2020		35,330	41,513
8.000% due 03/15/2020		20,078	23,742
8.000% due 11/01/2031		16,726	21,326
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (d)	EUR	10,200	12,606
9.000% due 05/09/2018 (d)		$10,000	10,725
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	10,000	11,733
Bank of America Corp.
6.250% due 09/05/2024 (d)		$11,750	11,673
Barclays Bank PLC
7.625% due 11/21/2022		4,800	5,257
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	5,000	5,935
6.625% due 09/15/2019 (d)		$5,000	4,795
8.000% due 12/15/2020 (d)	EUR	12,000	15,185
8.250% due 12/15/2018 (d)		$10,000	10,269
CBRE Services, Inc.
5.000% due 03/15/2023		15,000	15,403
Chinos Intermediate Holdings A, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 05/01/2019 (a)		11,000	9,762
CIT Group, Inc.
5.000% due 08/15/2022 (g)		53,000	54,656
5.000% due 08/01/2023		20,000	20,600
5.250% due 03/15/2018		6,500	6,793
5.500% due 02/15/2019		27,000	28,569
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		17,000	17,467
Credit Agricole S.A.
6.500% due 06/23/2021 (d)	EUR	2,500	3,083
6.625% due 09/23/2019 (d)		$7,500	7,283
7.875% due 01/23/2024 (d)		55,600	56,742
Credit Suisse Group AG
6.250% due 12/18/2024 (d)		33,500	32,319
7.500% due 12/11/2023 (d)		7,222	7,529
Crown Castle International Corp.
4.875% due 04/15/2022		10,000	10,119
5.250% due 01/15/2023		33,500	34,337
Denali Borrower LLC
5.625% due 10/15/2020		23,000	23,989
E*TRADE Financial Corp.
6.375% due 11/15/2019		21,000	22,365
General Motors Financial Co., Inc.
3.250% due 05/15/2018		20,250	20,326
4.250% due 05/15/2023		20,000	20,448
4.375% due 09/25/2021		8,750	9,144
6.750% due 06/01/2018		2,000	2,270

Genesis Energy LP
5.625% due 06/15/2024		3,750	3,394
Greystar Real Estate Partners LLC
8.250% due 12/01/2022		10,000	10,225
Hockey Merger Sub, Inc.
7.875% due 10/01/2021		27,500	27,431
HSBC Holdings PLC
6.375% due 09/17/2024 (d)		15,000	15,169
ILFC E-Capital Trust
6.250% due 12/21/2065		15,250	14,716
International Lease Finance Corp.
6.250% due 05/15/2019		12,450	13,633
8.250% due 12/15/2020		7,100	8,573
8.750% due 03/15/2017		5,000	5,550
Intesa Sanpaolo SpA
5.017% due 06/26/2024		13,650	13,272
iStar Financial, Inc.
4.000% due 11/01/2017		850	830
5.000% due 07/01/2019		16,000	15,600
Jefferies Finance LLC
6.875% due 04/15/2022		10,000	9,200
7.375% due 04/01/2020		22,000	20,570
LBG Capital PLC
7.625% due 12/09/2019	GBP	900	1,422
7.625% due 10/14/2020	EUR	1,300	1,709
9.125% due 07/15/2020	GBP	2,500	3,908
15.000% due 12/21/2019		6,350	13,628
15.000% due 12/21/2019	EUR	600	1,076
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$5,000	7,150
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		45,889	46,807
7.625% due 06/27/2023 (d)	GBP	6,000	9,365
Navient Corp.
4.875% due 06/17/2019		$11,125	11,185
5.000% due 10/26/2020		5,750	5,657
5.500% due 01/25/2023		5,000	4,800
5.625% due 08/01/2033		4,750	3,598
5.875% due 10/25/2024		11,875	11,341
6.125% due 03/25/2024		27,000	26,595
8.000% due 03/25/2020		14,250	15,777
8.450% due 06/15/2018		15,000	16,762
Neuberger Berman Group LLC
5.875% due 03/15/2022		7,000	7,403
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		4,750	4,857
7.250% due 12/15/2021		5,125	5,279
Oxford Finance LLC
7.250% due 01/15/2018		3,500	3,623
Provident Funding Associates LP
6.750% due 06/15/2021		5,000	4,875
Regions Financial Corp.
7.375% due 12/10/2037		10,000	13,234
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024		23,800	24,254
7.648% due 09/30/2031 (d)		17,970	21,025
Societe Generale S.A.
6.000% due 01/27/2020 (d)(g)		14,500	13,231
7.875% due 12/18/2023 (d)		20,000	19,425
Springleaf Finance Corp.
6.500% due 09/15/2017		3,000	3,158
6.900% due 12/15/2017		10,000	10,675
Stearns Holdings, Inc.
9.375% due 08/15/2020		5,000	5,025
UniCredit SpA
8.000% due 06/03/2024 (d)		15,250	14,892
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	15,675	25,836

			1,200,328

INDUSTRIALS 72.3%
Acadia Healthcare Co., Inc.
5.125% due 07/01/2022		$5,000	4,950
Accudyne Industries Borrower
7.750% due 12/15/2020		35,000	33,250
Activision Blizzard, Inc.
5.625% due 09/15/2021		10,000	10,525
6.125% due 09/15/2023		12,425	13,419
Actuant Corp.
5.625% due 06/15/2022		10,000	10,425
ADT Corp.
3.500% due 07/15/2022		40,000	34,200
4.125% due 06/15/2023		20,000	18,150

4.875% due 07/15/2042		12,150	9,037
6.250% due 10/15/2021		11,500	11,845
AECOM Technology Corp.
5.750% due 10/15/2022		5,650	5,791
5.875% due 10/15/2024		10,125	10,378
Aguila S.A.
7.875% due 01/31/2018		24,702	23,961
7.875% due 01/31/2018	CHF	13,650	13,524
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		$16,937	17,720
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		13,500	14,242
Alcoa, Inc.
5.125% due 10/01/2024		12,500	13,272
Aleris International, Inc.
7.625% due 02/15/2018		15,000	15,169
7.875% due 11/01/2020		11,000	11,000
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		35,000	33,950
Allegion U.S. Holding Co., Inc.
5.750% due 10/01/2021		6,375	6,773
Alliance Data Systems Corp.
5.375% due 08/01/2022		18,000	17,820
Allison Transmission, Inc.
7.125% due 05/15/2019		9,000	9,461
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (a)		17,000	14,450
Altice Financing S.A.
6.500% due 01/15/2022		16,000	15,680
Altice S.A.
7.750% due 05/15/2022		50,150	50,369
AMC Networks, Inc.
4.750% due 12/15/2022		12,500	12,188
7.750% due 07/15/2021		10,000	10,750
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		21,810	21,974
Amsted Industries, Inc.
5.000% due 03/15/2022		5,500	5,424
5.375% due 09/15/2024		15,000	14,662
Anixter, Inc.
5.125% due 10/01/2021		4,500	4,523
5.625% due 05/01/2019		4,000	4,240
Antero Resources Corp.
5.125% due 12/01/2022		17,500	16,581
Antero Resources Finance Corp.
5.375% due 11/01/2021		12,500	12,141
6.000% due 12/01/2020		3,500	3,509
Aramark Services, Inc.
5.750% due 03/15/2020		18,500	19,194
Arch Coal, Inc.
7.000% due 06/15/2019		5,000	1,525
7.250% due 06/15/2021		5,000	1,481
Ardagh Packaging Finance PLC
7.000% due 11/15/2020		2,118	2,149
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	8,500	14,606
Ashland, Inc.
4.750% due 08/15/2022		$26,000	26,130
6.875% due 05/15/2043		12,500	13,375
Ashtead Capital, Inc.
6.500% due 07/15/2022		5,000	5,338
Associated Materials LLC
9.125% due 11/01/2017		15,000	12,450
Avaya, Inc.
7.000% due 04/01/2019		8,000	7,840
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021		12,250	13,046
Axiall Corp.
4.875% due 05/15/2023		9,500	9,001
B&G Foods, Inc.
4.625% due 06/01/2021		12,250	12,003
Ball Corp.
5.000% due 03/15/2022		7,750	8,021
Baytex Energy Corp.
5.125% due 06/01/2021		5,500	4,703
5.625% due 06/01/2024		7,500	6,403
BC ULC
6.000% due 04/01/2022		12,500	12,875
Belden, Inc.
5.250% due 07/15/2024		4,000	3,860
5.500% due 09/01/2022		10,000	9,975
Berry Plastics Corp.
5.500% due 05/15/2022		5,000	5,081
9.750% due 01/15/2021		10,000	11,163
Big Heart Pet Brands
7.625% due 02/15/2019		14,038	13,827

Biomet, Inc.
6.500% due 08/01/2020		35,000	37,537
6.500% due 10/01/2020 (g)		45,500	48,116
BMC Software Finance, Inc.
8.125% due 07/15/2021		19,000	17,955
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)		8,000	6,840
Brakes Capital
7.125% due 12/15/2018	GBP	10,000	15,508
Bristow Group, Inc.
6.250% due 10/15/2022		$5,650	5,650
Building Materials Corp. of America
5.375% due 11/15/2024		34,375	34,461
6.750% due 05/01/2021		32,750	34,715
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		4,861	5,111
Cablevision Systems Corp.
5.875% due 09/15/2022		4,000	4,065
8.000% due 04/15/2020		3,775	4,280
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020		8,000	6,120
Calcipar S.A.
6.875% due 05/01/2018		3,000	3,030
California Resources Corp.
5.500% due 09/15/2021		15,000	12,900
6.000% due 11/15/2024		35,000	29,750
Capella Healthcare, Inc.
9.250% due 07/01/2017		10,000	10,406
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (a)		21,400	21,654
Carlson Wagonlit BV
6.875% due 06/15/2019		10,800	11,340
Cascades, Inc.
5.500% due 07/15/2022		3,000	2,996
Case New Holland Industrial, Inc.
7.875% due 12/01/2017		20,000	22,100
Catamaran Corp.
4.750% due 03/15/2021		11,000	11,028
CBS Outdoor Americas Capital LLC
5.250% due 02/15/2022		4,000	4,040
5.625% due 02/15/2024		6,750	6,801
5.875% due 03/15/2025		4,250	4,293
CCO Holdings LLC
5.125% due 02/15/2023		28,500	27,966
5.250% due 03/15/2021		9,000	9,101
5.250% due 09/30/2022		27,750	27,785
5.750% due 09/01/2023		10,000	10,163
5.750% due 01/15/2024		5,000	5,063
6.625% due 01/31/2022		5,000	5,331
CCOH Safari LLC
5.500% due 12/01/2022		11,250	11,447
5.750% due 12/01/2024		30,000	30,412
Celanese U.S. Holdings LLC
5.875% due 06/15/2021		5,000	5,325
Cequel Communications Holdings LLC
5.125% due 12/15/2021		25,000	24,375
6.375% due 09/15/2020		25,250	26,260
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	16,000	20,912
CHC Helicopter S.A.
9.250% due 10/15/2020		$15,075	14,849
Chemtura Corp.
5.750% due 07/15/2021		6,250	6,125
Chesapeake Energy Corp.
4.875% due 04/15/2022		20,000	19,550
5.750% due 03/15/2023		20,000	20,700
6.625% due 08/15/2020		8,500	9,074
7.250% due 12/15/2018		5,000	5,500
CHS
5.125% due 08/01/2021		19,250	20,068
6.875% due 02/01/2022		35,000	37,253
Cimarex Energy Co.
4.375% due 06/01/2024		7,750	7,421
5.875% due 05/01/2022		4,000	4,180
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		48,925	50,397
7.625% due 03/15/2020		32,375	34,081
CNH Industrial Capital LLC
3.375% due 07/15/2019		10,000	9,600
Columbus International, Inc.
7.375% due 03/30/2021		10,000	10,438
CommScope Holding Co., Inc. (6.625% Cash or 7.375% PIK)
6.625% due 06/01/2020 (a)		3,750	3,881
CommScope, Inc.
5.000% due 06/15/2021		10,000	9,900
5.500% due 06/15/2024		12,500	12,375

Community Health Systems, Inc.
5.125% due 08/15/2018		1,000	1,038
7.125% due 07/15/2020		18,325	19,562
Concho Resources, Inc.
5.500% due 04/01/2023		8,000	8,078
6.500% due 01/15/2022		31,000	32,550
CONSOL Energy, Inc.
5.875% due 04/15/2022		10,000	9,350
Constellation Brands, Inc.
4.250% due 05/01/2023		12,500	12,437
4.750% due 11/15/2024		4,500	4,568
6.000% due 05/01/2022		15,250	16,927
Constellium NV
5.750% due 05/15/2024		3,900	3,413
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		364	383
7.566% due 09/15/2021		238	250
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (a)		25,000	25,391
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		35,000	36,969
10.875% due 12/15/2018	EUR	5,400	6,926
Cott Beverages, Inc.
5.375% due 07/01/2022		$5,000	4,600
CPG Merger Sub LLC
8.000% due 10/01/2021		1,000	1,025
Crimson Merger Sub, Inc.
6.625% due 05/15/2022 (g)		88,000	79,200
Crown Americas LLC
4.500% due 01/15/2023		10,000	9,750
6.250% due 02/01/2021		3,000	3,173
CSC Holdings LLC
5.250% due 06/01/2024		10,000	10,075
6.750% due 11/15/2021		20,100	22,286
7.625% due 07/15/2018		5,000	5,638
8.625% due 02/15/2019		10,000	11,663
CST Brands, Inc.
5.000% due 05/01/2023		10,000	10,150
Darling Ingredients, Inc.
5.375% due 01/15/2022		22,900	22,642
DaVita HealthCare Partners, Inc.
5.125% due 07/15/2024		37,500	38,320
5.750% due 08/15/2022		22,500	23,934
6.625% due 11/01/2020		2,750	2,896
Dell, Inc.
5.400% due 09/10/2040		4,450	3,938
5.875% due 06/15/2019		12,000	12,765
6.500% due 04/15/2038		2,925	2,954
7.100% due 04/15/2028		1,405	1,496
Denbury Resources, Inc.
4.625% due 07/15/2023		10,750	9,379
5.500% due 05/01/2022		4,000	3,680
Digicel Group Ltd.
7.125% due 04/01/2022		21,750	20,282
8.250% due 09/30/2020		27,100	26,422
Digicel Ltd.
7.000% due 02/15/2020		3,000	2,982
DISH DBS Corp.
5.000% due 03/15/2023		24,500	23,765
5.125% due 05/01/2020		6,000	6,060
5.875% due 07/15/2022		25,000	25,687
5.875% due 11/15/2024		16,875	17,002
6.750% due 06/01/2021		20,000	21,550
7.875% due 09/01/2019		10,000	11,375
DJO Finance LLC
7.750% due 04/15/2018		22,200	21,645
8.750% due 03/15/2018		5,000	5,225
9.750% due 10/15/2017		7,000	7,035
9.875% due 04/15/2018		7,050	7,191
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		12,500	13,500
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021		15,000	13,556
Eagle Spinco, Inc.
4.625% due 02/15/2021		31,000	29,489
Endo Finance LLC
5.750% due 01/15/2022		35,000	35,087
Endo Finance LLC & Endo Finco, Inc.
5.375% due 01/15/2023		27,025	26,552
7.000% due 12/15/2020		8,000	8,430
7.250% due 01/15/2022		1,980	2,129
EnPro Industries, Inc.
5.875% due 09/15/2022		11,050	11,202
Envision Healthcare Corp.
5.125% due 07/01/2022		17,000	16,915

Era Group, Inc.
7.750% due 12/15/2022	11,000	11,385
First Data Corp.
6.750% due 11/01/2020	18,680	19,988
7.375% due 06/15/2019	10,000	10,550
8.250% due 01/15/2021	20,000	21,500
12.625% due 01/15/2021	25,000	29,750
First Quality Finance Co., Inc.
4.625% due 05/15/2021	30,000	27,600
First Quantum Minerals Ltd.
6.750% due 02/15/2020	12,630	11,493
7.000% due 02/15/2021	14,341	12,979
7.250% due 05/15/2022	12,500	11,281
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	25,000	20,906
8.250% due 11/01/2019	12,000	10,965
Fresenius Medical Care U.S. Finance, Inc.
4.125% due 10/15/2020	6,000	6,060
4.750% due 10/15/2024	12,000	12,180
5.625% due 07/31/2019	4,000	4,290
5.875% due 01/31/2022	10,000	10,900
FTS International, Inc.
6.250% due 05/01/2022	7,500	5,588
Gannett Co., Inc.
4.875% due 09/15/2021	3,500	3,483
5.500% due 09/15/2024	10,000	10,050
Gardner Denver, Inc.
6.875% due 08/15/2021	87,750	84,679
Gates Global LLC
6.000% due 07/15/2022	44,500	42,840
General Cable Corp.
5.750% due 10/01/2022	17,500	12,862
General Motors Co.
5.000% due 04/01/2035	5,375	5,615
5.200% due 04/01/2045	5,625	5,948
Geo Group, Inc.
5.125% due 04/01/2023	5,500	5,431
6.625% due 02/15/2021	5,000	5,263
Getty Images, Inc.
7.000% due 10/15/2020	30,000	23,700
GLP Capital LP
5.375% due 11/01/2023	14,750	15,340
Graphic Packaging International, Inc.
4.875% due 11/15/2022	4,500	4,534
Griffon Corp.
5.250% due 03/01/2022	19,000	18,002
Grifols Worldwide Operations Ltd.
5.250% due 04/01/2022	19,900	20,401
Gulfport Energy Corp.
7.750% due 11/01/2020	10,500	10,316
H&E Equipment Services, Inc.
7.000% due 09/01/2022	5,000	5,169
HCA Holdings, Inc.
6.250% due 02/15/2021	15,000	16,012
7.750% due 05/15/2021	10,000	10,713
HCA, Inc.
4.750% due 05/01/2023	30,000	30,600
5.000% due 03/15/2024	29,500	30,385
5.875% due 03/15/2022	35,000	38,412
5.875% due 05/01/2023	33,250	35,120
6.500% due 02/15/2020	15,000	16,845
7.500% due 02/15/2022 (g)	50,000	57,250
8.000% due 10/01/2018	6,500	7,459
8.360% due 04/15/2024	3,000	3,540
HD Supply, Inc.
5.250% due 12/15/2021	15,000	15,300
7.500% due 07/15/2020 (g)	47,500	49,994
11.000% due 04/15/2020	21,000	24,045
Headwaters, Inc.
7.625% due 04/01/2019	8,000	8,380
Hearthside Group Holdings LLC
6.500% due 05/01/2022	20,000	19,600
Hertz Corp.
5.875% due 10/15/2020	9,925	10,049
6.250% due 10/15/2022	7,500	7,613
6.750% due 04/15/2019	7,500	7,763
7.375% due 01/15/2021	10,000	10,550
Hexion U.S. Finance Corp.
6.625% due 04/15/2020	29,875	29,427
Hiland Partners LP
7.250% due 10/01/2020	15,925	15,208
Hilton Worldwide Finance LLC
5.625% due 10/15/2021	22,500	23,625
HJ Heinz Co.
4.250% due 10/15/2020	30,000	30,375

HJ Heinz Finance Co.
7.125% due 08/01/2039	23,125	25,033
Hologic, Inc.
6.250% due 08/01/2020	23,500	24,557
Hospira, Inc.
5.200% due 08/12/2020	1,050	1,128
5.600% due 09/15/2040	2,000	2,241
5.800% due 08/12/2023	6,250	7,007
Hughes Satellite Systems Corp.
6.500% due 06/15/2019	11,200	12,068
7.625% due 06/15/2021	12,175	13,453
Huntington Ingalls Industries, Inc.
5.000% due 12/15/2021	6,500	6,622
7.125% due 03/15/2021	8,500	9,223
Huntsman International LLC
4.875% due 11/15/2020	12,375	12,344
5.125% due 11/15/2022	12,500	12,344
8.625% due 03/15/2021	17,000	18,317
iHeartCommunications, Inc.
9.000% due 03/01/2021	20,000	19,675
IHS, Inc.
5.000% due 11/01/2022	5,000	4,975
Immucor, Inc.
11.125% due 08/15/2019	16,100	17,468
IMS Health, Inc.
6.000% due 11/01/2020	13,000	13,422
Ineos Finance PLC
7.500% due 05/01/2020	16,175	17,044
8.375% due 02/15/2019	10,000	10,663
INEOS Group Holdings S.A.
6.125% due 08/15/2018	10,000	9,650
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	22,125	22,073
6.625% due 12/15/2022	25,000	25,812
7.250% due 10/15/2020	9,650	10,217
7.500% due 04/01/2021	10,000	10,738
Intelsat Luxembourg S.A.
7.750% due 06/01/2021	10,000	10,063
8.125% due 06/01/2023	20,000	20,500
Jaguar Holding Co.
9.500% due 12/01/2019	15,500	16,682
Jaguar Holding Co. (9.375% Cash or 10.125% PIK)
9.375% due 10/15/2017 (a)	7,630	7,817
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023	2,000	2,113
8.125% due 05/15/2021	10,000	11,000
Jarden Corp.
7.500% due 05/01/2017	3,000	3,300
JMC Steel Group, Inc.
8.250% due 03/15/2018	15,000	14,306
Kinder Morgan, Inc.
7.000% due 02/01/2018	12,024	13,301
7.750% due 01/15/2032	2,000	2,470
7.800% due 08/01/2031	20,000	24,413
Kinetic Concepts, Inc.
10.500% due 11/01/2018	39,863	43,451
12.500% due 11/01/2019	10,000	11,100
KLX, Inc.
5.875% due 12/01/2022	22,500	22,781
Kodiak Oil & Gas Corp.
5.500% due 01/15/2021	7,000	7,053
Kraton Polymers LLC
6.750% due 03/01/2019	5,900	6,051
L Brands, Inc.
5.625% due 02/15/2022	10,000	10,800
6.625% due 04/01/2021	10,000	11,300
7.000% due 05/01/2020	4,975	5,672
Lamar Media Corp.
5.000% due 05/01/2023	12,546	12,483
5.875% due 02/01/2022	5,000	5,213
Land O’ Lakes, Inc.
6.000% due 11/15/2022	13,950	14,996
Laredo Petroleum, Inc.
7.375% due 05/01/2022	15,000	14,100
9.500% due 02/15/2019	5,000	5,000
Levi Strauss & Co.
6.875% due 05/01/2022	7,000	7,560
LifePoint Hospitals, Inc.
5.500% due 12/01/2021	10,000	10,275
LIN Television Corp.
5.875% due 11/15/2022	8,000	7,940
Live Nation Entertainment, Inc.
5.375% due 06/15/2022	3,000	3,015
7.000% due 09/01/2020	10,975	11,634
LKQ Corp.
4.750% due 05/15/2023	15,000	14,475

Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	43,000	41,387
5.750% due 08/01/2022	31,100	31,994
Manitowoc Co., Inc.
8.500% due 11/01/2020	19,705	21,380
Masonite International Corp.
8.250% due 04/15/2021	30,000	32,175
MCE Finance Ltd.
5.000% due 02/15/2021	20,000	18,800
MGM Resorts International
5.250% due 03/31/2020	10,000	9,950
6.000% due 03/15/2023	15,000	15,150
6.625% due 12/15/2021	36,175	38,165
6.750% due 10/01/2020	17,125	18,024
7.625% due 01/15/2017	12,000	12,960
7.750% due 03/15/2022	29,375	32,606
8.625% due 02/01/2019	14,000	15,942
MHGE Parent LLC
8.500% due 08/01/2019	4,000	3,915
Midas Intermediate Holdco LLC
7.875% due 10/01/2022	7,400	7,215
Moog, Inc.
5.250% due 12/01/2022	7,150	7,257
MPH Acquisition Holdings LLC
6.625% due 04/01/2022	25,000	25,625
MSCI, Inc.
5.250% due 11/15/2024	5,750	5,966
Mueller Water Products, Inc.
8.750% due 09/01/2020	5,980	6,481
Multi-Color Corp.
6.125% due 12/01/2022	8,500	8,521
Murphy Oil USA, Inc.
6.000% due 08/15/2023	15,100	15,855
NBTY, Inc.
9.000% due 10/01/2018	10,750	10,911
NCL Corp. Ltd.
5.250% due 11/15/2019	9,750	9,872
NCR Corp.
4.625% due 02/15/2021	2,000	1,950
5.000% due 07/15/2022	12,750	12,495
6.375% due 12/15/2023	14,750	15,414
NCSG Crane & Heavy Haul Services
9.500% due 08/15/2019	9,000	7,740
NeuStar, Inc.
4.500% due 01/15/2023	6,000	5,265
Newfield Exploration Co.
5.625% due 07/01/2024	2,500	2,486
6.875% due 02/01/2020	10,000	10,200
Nexteer Automotive Group Ltd.
5.875% due 11/15/2021	6,250	6,281
Nielsen Co. Luxembourg SARL
5.500% due 10/01/2021	9,000	9,225
Nielsen Finance LLC
4.500% due 10/01/2020	20,000	20,200
5.000% due 04/15/2022	5,000	5,050
Nokia OYJ
5.375% due 05/15/2019	6,500	6,988
NOVA Chemicals Corp.
5.000% due 05/01/2025	3,750	3,731
Novasep Holding S.A.S.
8.000% due 12/15/2016	8,070	7,647
Novelis, Inc.
8.375% due 12/15/2017	5,500	5,713
8.750% due 12/15/2020	33,000	35,145
Numericable SFR
4.875% due 05/15/2019	12,650	12,587
6.000% due 05/15/2022	38,000	38,256
6.250% due 05/15/2024	42,550	42,922
NXP BV
5.750% due 03/15/2023	17,500	18,462
Oasis Petroleum, Inc.
6.500% due 11/01/2021	13,500	12,353
6.875% due 03/15/2022	15,000	13,725
6.875% due 01/15/2023	14,000	12,810
Omnicare, Inc.
4.750% due 12/01/2022	4,000	4,070
5.000% due 12/01/2024	3,250	3,348
Oshkosh Corp.
8.500% due 03/01/2020	3,425	3,605
Pactiv LLC
7.950% due 12/15/2025	10,972	11,082
Par Pharmaceutical Cos., Inc.
7.375% due 10/15/2020	12,000	12,600
Party City Holdings, Inc.
8.875% due 08/01/2020	24,670	26,459

Peabody Energy Corp.
6.000% due 11/15/2018	2,000	1,825
6.250% due 11/15/2021	20,000	17,175
6.500% due 09/15/2020	10,000	8,725
7.875% due 11/01/2026	2,985	2,560
Perstorp Holding AB
8.750% due 05/15/2017	30,000	29,550
11.000% due 08/15/2017	20,000	19,650
Petco Animal Supplies, Inc.
9.250% due 12/01/2018	25,000	26,250
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (a)	18,000	18,315
PHH Corp.
6.375% due 08/15/2021	11,250	10,364
Pinnacle Entertainment, Inc.
6.375% due 08/01/2021	3,160	3,271
7.500% due 04/15/2021	15,000	15,712
7.750% due 04/01/2022	8,000	8,360
Pinnacle Foods Finance LLC
4.875% due 05/01/2021	29,750	29,081
Pinnacle Merger Sub, Inc.
9.500% due 10/01/2023	5,217	5,660
Pinnacle Operating Corp.
9.000% due 11/15/2020	1,300	1,342
Ply Gem Industries, Inc.
6.500% due 02/01/2022	23,000	21,680
Post Holdings, Inc.
6.000% due 12/15/2022	25,000	23,531
6.750% due 12/01/2021	15,000	14,587
7.375% due 02/15/2022	15,000	15,037
PQ Corp.
8.750% due 05/01/2018	6,000	6,233
Prestige Brands, Inc.
5.375% due 12/15/2021	20,000	19,750
8.125% due 02/01/2020	5,875	6,286
PVH Corp.
4.500% due 12/15/2022	20,000	19,850
Qualitytech LP
5.875% due 08/01/2022	12,500	12,594
QVC, Inc.
7.375% due 10/15/2020	2,980	3,129
Range Resources Corp.
5.000% due 08/15/2022	12,000	12,060
5.000% due 03/15/2023	9,500	9,548
5.750% due 06/01/2021	14,000	14,525
Regency Energy Partners LP
4.500% due 11/01/2023	7,500	6,919
5.000% due 10/01/2022	1,225	1,164
5.500% due 04/15/2023	17,750	17,217
5.875% due 03/01/2022	13,250	13,283
6.500% due 07/15/2021	15,000	15,375
Rex Energy Corp.
6.250% due 08/01/2022	8,250	6,177
Rexel S.A.
6.125% due 12/15/2019	16,000	16,560
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	39,250	40,427
6.875% due 02/15/2021	16,330	17,126
7.875% due 08/15/2019	5,000	5,281
8.250% due 02/15/2021	30,500	31,415
9.875% due 08/15/2019	32,500	34,612
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019	5,064	5,393
Rockies Express Pipeline LLC
5.625% due 04/15/2020	12,800	12,640
6.000% due 01/15/2019	14,000	14,105
6.850% due 07/15/2018	3,500	3,640
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020	10,000	10,363
Ryland Group, Inc.
5.375% due 10/01/2022	8,000	7,800
6.625% due 05/01/2020	7,250	7,721
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	28,750	28,247
5.750% due 05/15/2024	40,150	39,598
Sable International Finance Ltd.
8.750% due 02/01/2020	8,150	8,884
SAExploration Holdings, Inc.
10.000% due 07/15/2019	4,000	2,520
Sally Holdings LLC
5.750% due 06/01/2022	10,000	10,525
6.875% due 11/15/2019	6,000	6,405
Samson Investment Co.
9.750% due 02/15/2020	27,000	11,323
Sanchez Energy Corp.
6.125% due 01/15/2023	28,000	23,590

SandRidge Energy, Inc.
7.500% due 03/15/2021		8,000	5,160
7.500% due 02/15/2023		10,000	6,450
8.125% due 10/15/2022		8,000	5,080
SBA Communications Corp.
4.875% due 07/15/2022		21,500	20,747
5.625% due 10/01/2019		7,000	7,193
SBA Telecommunications, Inc.
5.750% due 07/15/2020		11,550	11,813
Schaeffler Finance BV
4.250% due 05/15/2021		19,800	19,404
4.750% due 05/15/2021		24,750	24,874
7.750% due 02/15/2017		6,500	7,150
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (a)		11,000	11,385
Schaeffler Holding Finance BV (6.750% Cash or 6.750% PIK)
6.750% due 11/15/2022 (a)		34,800	36,540
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (a)	EUR	19,800	24,977
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (a)		$16,550	17,336
Scientific Games International, Inc.
6.250% due 09/01/2020		17,600	12,408
7.000% due 01/01/2022		8,000	8,140
10.000% due 12/01/2022		11,000	10,134
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		6,425	6,794
Sealed Air Corp.
4.875% due 12/01/2022		3,750	3,731
5.125% due 12/01/2024		12,500	12,656
5.250% due 04/01/2023		18,750	19,219
6.875% due 07/15/2033		6,410	6,586
8.375% due 09/15/2021		15,000	16,837
Sensata Technologies BV
4.875% due 10/15/2023		21,260	21,260
5.625% due 11/01/2024		5,750	5,976
6.500% due 05/15/2019		10,100	10,529
Serta Simmons Holdings LLC
8.125% due 10/01/2020		17,500	18,594
ServiceMaster Co. LLC
7.000% due 08/15/2020		24,500	25,480
8.000% due 02/15/2020		2,000	2,115
Seventy Seven Energy, Inc.
6.500% due 07/15/2022		5,000	2,950
Seventy Seven Operating LLC
6.625% due 11/15/2019		10,000	7,650
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		27,250	26,705
Sinclair Television Group, Inc.
5.375% due 04/01/2021		5,000	4,988
5.625% due 08/01/2024		4,000	3,890
6.125% due 10/01/2022		10,000	10,225
Smithfield Foods, Inc.
6.625% due 08/15/2022		25,000	26,250
7.750% due 07/01/2017		4,000	4,430
Softbank Corp.
4.500% due 04/15/2020		20,000	19,775
Sophia LP
9.750% due 01/15/2019		20,000	21,425
Spectrum Brands, Inc.
6.125% due 12/15/2024		8,475	8,645
6.375% due 11/15/2020		6,250	6,547
6.625% due 11/15/2022		18,500	19,656
6.750% due 03/15/2020		9,000	9,428
Springs Industries, Inc.
6.250% due 06/01/2021		23,850	23,850
SPX Corp.
6.875% due 09/01/2017		6,000	6,585
Steel Dynamics, Inc.
5.125% due 10/01/2021		7,000	7,131
5.500% due 10/01/2024		3,500	3,596
6.125% due 08/15/2019		7,000	7,385
6.375% due 08/15/2022		6,450	6,869
STHI Holding Corp.
8.000% due 03/15/2018		25,485	26,664
Studio City Finance Ltd.
8.500% due 12/01/2020		20,000	21,100
Sun Products Corp.
7.750% due 03/15/2021		20,150	17,127
SunGard Data Systems, Inc.
6.625% due 11/01/2019		10,000	10,150
7.625% due 11/15/2020		20,000	21,300
Syniverse Holdings, Inc.
9.125% due 01/15/2019		13,125	13,748
T-Mobile USA, Inc.
6.000% due 03/01/2023		10,950	11,005

6.250% due 04/01/2021		20,000	20,545
6.375% due 03/01/2025		23,800	24,240
6.625% due 11/15/2020		20,000	20,425
6.625% due 04/01/2023		30,000	30,870
6.731% due 04/28/2022		15,400	15,920
6.836% due 04/28/2023		11,025	11,425
Taminco Global Chemical Corp.
9.750% due 03/31/2020		20,000	21,925
Teleflex, Inc.
5.250% due 06/15/2024		6,250	6,266
6.875% due 06/01/2019		10,500	10,999
Tenet Healthcare Corp.
4.375% due 10/01/2021		25,000	24,937
4.500% due 04/01/2021		26,000	26,162
5.000% due 03/01/2019		13,750	13,802
6.000% due 10/01/2020		16,175	17,410
8.000% due 08/01/2020		15,000	15,862
8.125% due 04/01/2022		15,000	16,800
Terex Corp.
6.000% due 05/15/2021		18,750	19,219
6.500% due 04/01/2020		2,325	2,418
Tesoro Logistics LP
5.875% due 10/01/2020		4,110	4,141
6.250% due 10/15/2022		15,000	15,037
Time, Inc.
5.750% due 04/15/2022		11,000	10,670
TransDigm, Inc.
5.500% due 10/15/2020		17,500	17,194
6.000% due 07/15/2022		24,000	24,060
6.500% due 07/15/2024		37,100	37,471
7.500% due 07/15/2021		4,000	4,280
TransUnion Holding Co., Inc. (8.125% Cash or 8.875% PIK)
8.125% due 06/15/2018 (a)		16,615	17,072
TransUnion Holding Co., Inc. (9.625% Cash or 10.375% PIK)
9.625% due 06/15/2018 (a)		15,000	15,370
TreeHouse Foods, Inc.
4.875% due 03/15/2022		7,000	7,105
Triangle USA Petroleum Corp.
6.750% due 07/15/2022		2,150	1,430
Triumph Group, Inc.
4.875% due 04/01/2021		8,000	7,940
Truven Health Analytics, Inc.
10.625% due 06/01/2020		15,000	14,700
Tullow Oil PLC
6.250% due 04/15/2022		10,000	8,500
United Rentals North America, Inc.
6.125% due 06/15/2023		5,000	5,275
7.375% due 05/15/2020		10,000	10,850
7.625% due 04/15/2022		17,500	19,329
8.250% due 02/01/2021		10,000	10,950
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	4,000	5,185
5.500% due 01/15/2023		$23,000	24,150
7.500% due 03/15/2019		5,000	5,263
Unitymedia KabelBW GmbH
6.125% due 01/15/2025		12,000	12,420
9.500% due 03/15/2021	EUR	8,200	11,126
Universal Health Services, Inc.
4.750% due 08/01/2022		$7,000	7,009
Univision Communications, Inc.
5.125% due 05/15/2023		22,000	22,330
6.750% due 09/15/2022		27,529	29,594
7.875% due 11/01/2020		6,150	6,581
8.500% due 05/15/2021		35,500	37,985
UPC Holding BV
6.375% due 09/15/2022	EUR	25,000	32,823
6.750% due 03/15/2023		1,500	1,990
UPCB Finance Ltd.
6.625% due 07/01/2020		$7,750	8,157
6.875% due 01/15/2022		19,425	21,222
7.250% due 11/15/2021		7,500	8,241
USG Corp.
5.875% due 11/01/2021		2,000	2,030
7.875% due 03/30/2020		12,525	13,449
8.375% due 10/15/2018		875	918
Valeant Pharmaceuticals International
5.625% due 12/01/2021		27,500	27,775
6.375% due 10/15/2020		11,000	11,536
6.750% due 08/15/2021		35,750	37,493
7.000% due 10/01/2020		8,250	8,745
7.250% due 07/15/2022		21,450	22,951
7.500% due 07/15/2021		9,550	10,350
VeriSign, Inc.
4.625% due 05/01/2023		15,500	15,267
Videotron Ltd.
5.000% due 07/15/2022		20,000	20,450
9.125% due 04/15/2018		396	410

VWR Funding, Inc.
7.250% due 09/15/2017	12,500	13,109
Welltec A/S
8.000% due 02/01/2019	10,500	9,870
WhiteWave Foods Co.
5.375% due 10/01/2022	6,750	6,969
Whiting Petroleum Corp.
5.000% due 03/15/2019	1,000	940
5.750% due 03/15/2021	21,000	19,530
Wind Acquisition Finance S.A.
4.750% due 07/15/2020	25,600	24,000
7.375% due 04/23/2021	22,250	21,055
Windstream Corp.
7.750% due 10/15/2020	20,000	20,650
7.750% due 10/01/2021	15,900	16,297
Wise Metals Group LLC
8.750% due 12/15/2018	15,250	16,089
Wolverine World Wide, Inc.
6.125% due 10/15/2020	8,500	8,968
WPX Energy, Inc.
5.250% due 09/15/2024	7,500	7,013
WR Grace & Co-Conn
5.125% due 10/01/2021	8,625	8,862
5.625% due 10/01/2024	7,375	7,716
Wynn Las Vegas LLC
4.250% due 05/30/2023	5,000	4,775
5.375% due 03/15/2022	25,000	25,500
7.750% due 08/15/2020	3,000	3,211
Wynn Macau Ltd.
5.250% due 10/15/2021	20,000	18,900
XPO Logistics, Inc.
7.875% due 09/01/2019	5,250	5,513
Zebra Technologies Corp.
7.250% due 10/15/2022	15,000	15,787

		7,497,730

UTILITIES 8.7%
Access Midstream Partners LP
4.875% due 05/15/2023	15,000	15,300
6.125% due 07/15/2022	3,000	3,203
AES Corp.
7.375% due 07/01/2021	18,025	20,458
7.750% due 10/15/2015	2,147	2,244
8.000% due 10/15/2017	1,550	1,744
8.000% due 06/01/2020	11,500	13,196
9.750% due 04/15/2016	8,884	9,728
Atlas Pipeline Partners LP
5.875% due 08/01/2023	8,000	7,960
6.625% due 10/01/2020	7,000	7,158
Blue Racer Midstream LLC
6.125% due 11/15/2022	13,250	12,819
Calpine Corp.
5.375% due 01/15/2023	20,050	20,276
5.750% due 01/15/2025	23,000	23,316
7.875% due 01/15/2023	7,857	8,702
Covanta Holding Corp.
6.375% due 10/01/2022	6,500	6,923
7.250% due 12/01/2020	6,340	6,768
Dynegy Finance, Inc.
6.750% due 11/01/2019	28,000	28,525
7.375% due 11/01/2022	12,000	12,225
7.625% due 11/01/2024	17,350	17,719
EP Energy LLC
9.375% due 05/01/2020	32,000	32,480
Frontier Communications Corp.
6.875% due 01/15/2025	22,000	22,055
7.125% due 03/15/2019	20,000	22,000
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023	17,500	17,675
MarkWest Energy Partners LP
4.500% due 07/15/2023	16,000	15,480
5.500% due 02/15/2023	10,000	10,175
6.500% due 08/15/2021	1,430	1,480
6.750% due 11/01/2020	5,000	5,225
Midwest Generation LLC
8.560% due 01/02/2016	4,404	4,448
NGPL PipeCo LLC
7.119% due 12/15/2017	11,851	11,703
9.625% due 06/01/2019	7,000	7,053
NRG Energy, Inc.
6.250% due 05/01/2024	10,000	10,225
6.625% due 03/15/2023	30,550	31,925
7.625% due 01/15/2018	10,000	11,000

7.875% due 05/15/2021		19,000	20,567
8.250% due 09/01/2020		17,150	18,393
NSG Holdings LLC
7.750% due 12/15/2025		27,077	28,972
Parsley Energy LLC
7.500% due 02/15/2022		4,000	3,810
Red Oak Power LLC
8.540% due 11/30/2019		15,364	16,478
9.200% due 11/30/2029		3,795	4,175
RJS Power Holdings LLC
5.125% due 07/15/2019		6,250	6,203
Sabine Oil & Gas LLC
9.750% due 02/15/2017		9,000	4,770
Sprint Capital Corp.
6.875% due 11/15/2028		23,500	20,797
6.900% due 05/01/2019		15,000	15,375
8.750% due 03/15/2032		50,000	48,625
Sprint Communications, Inc.
6.000% due 11/15/2022		50,000	46,187
7.000% due 03/01/2020		17,000	18,445
9.000% due 11/15/2018		15,000	17,098
Sprint Corp.
7.125% due 06/15/2024 (g)		26,750	25,011
7.250% due 09/15/2021		10,825	10,784
7.875% due 09/15/2023		21,875	21,704
Summit Midstream Holdings LLC
5.500% due 08/15/2022		4,000	3,820
Targa Resources Partners LP
4.125% due 11/15/2019		7,000	6,773
4.250% due 11/15/2023		15,500	14,182
5.250% due 05/01/2023		16,000	15,520
6.375% due 08/01/2022		4,125	4,197
6.875% due 02/01/2021		10,000	10,275
Telecom Italia Capital S.A.
6.375% due 11/15/2033		10,000	10,300
7.200% due 07/18/2036		6,000	6,480
Telecom Italia SpA
5.303% due 05/30/2024		43,750	44,461
Tenaska Alabama Partners LP
7.000% due 06/30/2021		18,990	20,177
Tokyo Electric Power Co., Inc.
4.100% due 05/29/2015	JPY	3,000	25
VimpelCom Holdings BV
7.504% due 03/01/2022		$7,500	6,113
Virgin Media Finance PLC
6.000% due 10/15/2024		7,750	8,137

			899,042

Total Corporate Bonds & Notes (Cost $9,571,285)			9,597,100

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Los Angeles Community Redevelopment Agency, California Revenue Bonds, Series 2002
9.750% due 09/01/2017		195	195
9.750% due 09/01/2022		495	496
9.750% due 09/01/2027		765	765
9.750% due 09/01/2032		1,235	1,235

Total Municipal Bonds & Notes (Cost $2,559)			2,691

MORTGAGE-BACKED SECURITIES 0.0%
Citigroup Mortgage Loan Trust, Inc.
2.622% due 03/25/2034		109	108
Countrywide Alternative Loan Trust
4.821% due 10/25/2035 ^		175	146
Countrywide Home Loan Mortgage Pass-Through Trust
4.932% due 02/20/2036 ^		269	242
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 10/25/2021 ^		22	21
First Horizon Alternative Mortgage Securities Trust
2.235% due 10/25/2034		71	71
Greenpoint Mortgage Funding Trust
0.370% due 10/25/2046		656	447
0.370% due 12/25/2046 ^		458	263
GSR Mortgage Loan Trust
2.789% due 04/25/2035		36	35
HarborView Mortgage Loan Trust
4.853% due 08/19/2036 ^		204	187
Lehman XS Trust
0.410% due 09/25/2046 ^		49	17
Residential Accredit Loans, Inc. Trust
3.406% due 09/25/2035 ^		274	224

Structured Asset Mortgage Investments Trust
0.380% due 05/25/2046	1,584	1,200
0.414% due 07/19/2035	83	80
TBW Mortgage-Backed Trust
6.015% due 07/25/2037	351	266
WaMu Mortgage Pass-Through Certificates Trust
0.580% due 12/25/2045	373	331

Total Mortgage-Backed Securities (Cost $3,387)		3,638

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust
0.530% due 04/25/2037	442	229
NovaStar Mortgage Funding Trust
0.270% due 03/25/2037	90	47

Total Asset-Backed Securities (Cost $382)		276

	SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Local Insight Media Holdings, Inc. (e)	6,323	126

HEALTH CARE 0.1%
NVHL S.A. ‘A’ (b)(e)	170,260	473
NVHL S.A. ‘B’ (b)(e)	170,260	474
NVHL S.A. ‘C’ (b)(e)	170,260	474
NVHL S.A. ‘D’ (b)(e)	170,260	474
NVHL S.A. ‘E’ (b)(e)	170,260	474
NVHL S.A. ‘F’ (b)(e)	170,260	474
NVHL S.A. ‘G’ (b)(e)	170,260	474
NVHL S.A. ‘H’ (b)(e)	170,260	474
NVHL S.A. ‘I’ (b)(e)	170,260	474
NVHL S.A. ‘J’ (b)(e)	170,260	474

		4,739

Total Common Stocks (Cost $5,538)		4,865

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (f) 0.0%		1,697

U.S. TREASURY BILLS 0.3%
0.037% due 01/08/2015 - 05/28/2015 (c)(i)(k)	25,455	25,453

Total Short-Term Instruments (Cost $27,149)		27,150

Total Investments in Securities (Cost $9,719,180)		9,743,225

	SHARES
INVESTMENTS IN AFFILIATES 7.9%
SHORT-TERM INSTRUMENTS 7.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.9%
PIMCO Short-Term Floating NAV Portfolio	1,973	20
PIMCO Short-Term Floating NAV Portfolio III	82,119,540	813,969

Total Short-Term Instruments (Cost $818,191)		813,989

Total Investments in Affiliates (Cost $818,191)		813,989

Total Investments 101.9% (Cost $10,537,371)		$10,557,214
Financial Derivative Instruments (h)(j) 0.1% (Cost or Premiums, net $0)		5,801
Other Assets and Liabilities, net (2.0%)		(199,675)

Net Assets 100.0%		$10,363,340

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Local Insight Media Holdings, Inc.	11/18/2011	$0	$126	0.00%
NVHL S.A. ‘A’	03/09/2012	553	473	0.00%
NVHL S.A. ‘B’	03/09/2012	553	474	0.00%
NVHL S.A. ‘C’	03/09/2012	554	474	0.00%
NVHL S.A. ‘D’	03/09/2012	554	474	0.00%
NVHL S.A. ‘E’	03/09/2012	554	474	0.00%
NVHL S.A. ‘F’	03/09/2012	554	474	0.00%
NVHL S.A. ‘G’	03/09/2012	554	474	0.00%
NVHL S.A. ‘H’	03/09/2012	554	474	0.00%
NVHL S.A. ‘I’	03/09/2012	554	474	0.00%
NVHL S.A. ‘J’	03/09/2012	554	474	0.00%

		$5,538	$4,865	0.05%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$1,697	Fannie Mae 2.260% due 10/17/2022	$(1,734)	$1,697	$1,697

Total Repurchase Agreements						$(1,734)	$1,697	$1,697

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BPG	0.830%	12/17/2014	01/21/2015	$(36,866)	$(36,880)
	0.850%	12/17/2014	01/21/2015	(40,326)	(40,341)
	0.850%	12/17/2014	01/22/2015	(8,418)	(8,421)
BRC	0.750%	12/10/2014	12/09/2016	(12,605)	(12,599)
	0.750%	12/11/2014	12/10/2016	(1,229)	(1,228)
DEU	0.800%	12/17/2014	01/16/2015	(50,588)	(50,606)
ULO	0.550%	12/17/2014	01/13/2015	(24,026)	(24,032)
	0.650%	12/17/2014	01/13/2015	(55,931)	(55,947)

Total Reverse Repurchase Agreements					$(230,054)

(2)	As of December 31,2014 there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2014 was $59,303 at a weighted average interest rate of 0.614%.

(g)	Securities with an aggregate market value of $271,225 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$525,000	$33,353	$2,084	$513	$0

Total Swap Agreements				$33,353	$2,084	$513	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Securities with an aggregate market value of $25,182 and cash of $1,308 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	EUR	6,974		$8,699	$260	$0
	01/2015		$9,701	EUR	7,816	0	(243)
BPS	01/2015		3,693	GBP	2,357	0	(19)
CBK	01/2015	EUR	2,980		$3,716	110	0
	01/2015		$17,712	EUR	14,292	0	(417)
	02/2015	CHF	6,638		$6,859	179	0
DUB	01/2015	GBP	2,030		3,185	21	0
GLM	01/2015		$167,162	EUR	137,120	0	(1,240)
	02/2015	EUR	132,769		$161,814	1,107	0
HUS	01/2015		$9,826	GBP	6,243	0	(95)
JPM	01/2015		10,004	EUR	8,155	0	(137)
	01/2015		17,158	GBP	10,934	0	(117)
MSB	01/2015	EUR	157,429		$195,644	5,147	0
	01/2015		$85,839	GBP	55,362	448	0
	02/2015	GBP	55,362		$85,818	0	(450)
	03/2015		$6,799	CAD	7,784	0	(108)
RBC	01/2015	GBP	72,866		$114,411	842	0

Total Forward Foreign Currency Contracts						$8,114	$(2,826)

(k)	Securities with an aggregate market value of $271 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$101,387	$6,118	$107,505
Corporate Bonds & Notes
Banking & Finance	0	1,200,328	0	1,200,328
Industrials	0	7,497,097	633	7,497,730
Utilities	0	894,594	4,448	899,042
Municipal Bonds & Notes
California	0	2,691	0	2,691
Mortgage-Backed Securities	0	3,638	0	3,638
Asset-Backed Securities	0	276	0	276
Common Stocks
Consumer Discretionary	0	0	126	126
Health Care	0	0	4,739	4,739
Short-Term Instruments
Repurchase Agreements	0	1,697	0	1,697
U.S. Treasury Bills	0	25,453	0	25,453
	$0	$9,727,161	$16,064	$9,743,225

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$813,989	$0	$0	$813,989

Total Investments	$813,989	$9,727,161	$16,064	$10,557,214

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	513	0	513
Over the counter	0	8,114	0	8,114
	$0	$8,627	$0	$8,627

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2,826)	$0	$(2,826)

Totals	$813,989	$9,732,962	$16,064	$10,563,015

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Municipal Bond Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.6%
MUNICIPAL BONDS & NOTES 93.3%
ALABAMA 4.7%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (b)	$10,675	$6,637
6.500% due 10/01/2053	10,000	11,460
Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2006
5.250% due 03/01/2036	500	517

		18,614

ALASKA 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^	1,400	630

ARIZONA 3.0%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	3,750	3,600
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	1,000	1,074
Arizona Health Facilities Authority Revenue Bonds, Series 2013
5.000% due 02/01/2048	2,990	3,216
Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,281
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,600	1,601
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	896

		11,668

CALIFORNIA 8.8%
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,716
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	667
7.000% due 10/01/2039	500	506
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,208
7.750% due 04/01/2031	865	1,061
California Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	1,067
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	588
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	205	218
California Statewide Communities Development Authority Revenue Bonds, Series 2014
5.500% due 12/01/2054	3,500	3,818
Chino Public Financing Authority, California Special Tax Bonds, Series 2012
5.000% due 09/01/2026	1,225	1,381
5.000% due 09/01/2030	1,000	1,113
5.000% due 09/01/2034	1,300	1,403
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,192
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.500% due 01/15/2053	6,250	7,263
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	4,055	3,351
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	2,040
Rancho Cordova Community Facilities District, California Special Tax Bonds, Series 2012
5.000% due 09/01/2032	1,250	1,308
5.000% due 09/01/2037	1,250	1,304
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,778
6.250% due 10/01/2040	1,000	1,183
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	558

		34,723

COLORADO 2.6%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.750% due 05/15/2037	780	613
Colorado Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	1,000	1,009
Colorado Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,114
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	2,500	2,799
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	509
Madre Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	714
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,799
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	852

		10,409

CONNECTICUT 0.3%
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	886	1,024

DELAWARE 0.2%
Delaware State Economic Development Authority Revenue Bonds, Series 2012
5.000% due 09/01/2042	675	711

FLORIDA 4.9%
Alachua County, Florida Health Facilities Authority Revenue Bonds, Series 2012
8.000% due 10/01/2042	1,000	1,247
8.000% due 10/01/2046	1,250	1,552
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	252
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	280	302
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	1,000	1,055
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	1,500	1,500
Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,531
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2012
5.500% due 11/15/2042	3,000	3,307
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2037	1,250	1,322
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2014
7.500% due 06/01/2049	1,000	1,142
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,780	1,788
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,693
University Square Community Development District, Florida Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	740	753
Village Community Development District No. 10, Florida Special Assessment Bonds, Series 2014
5.750% due 05/01/2031	1,830	2,044

		19,488

GEORGIA 0.5%
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	251
Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,530	1,547

		1,798

GUAM 0.4%
Guam Government Waterworks Authority Revenue Bonds, Series 2014
5.000% due 07/01/2035	1,250	1,396

IDAHO 0.3%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,200	1,201

ILLINOIS 2.4%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	1,011
Chicago, Illinois Midway Airport Revenue Bonds, Series 2014
5.000% due 01/01/2041	2,500	2,721
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,641
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	2,200

Illinois Finance Authority Revenue Bonds, Series 2007
6.000% due 03/01/2037 ^	1,775	355
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	20
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	530
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	963

		9,441

INDIANA 2.2%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	100
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	403
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,153
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,840
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,750	1,774
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	2,100	2,578

		8,848

IOWA 1.8%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,092
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	277	3
2.700% due 11/15/2046 ^	1,479	604
Iowa Finance Authority Revenue Notes, Series 2013
5.500% due 12/01/2022	5,000	5,259

		6,958

KANSAS 0.1%
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	250	233

LOUISIANA 1.1%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,180
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2009
6.125% due 06/01/2025	2,250	2,580
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	581

		4,341

MAINE 1.3%
Finance Authority of Maine Revenue Bonds, Series 2005
6.250% due 01/01/2025	5,000	5,260

MARYLAND 0.8%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	250	278
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	309
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 11/15/2051	2,500	2,759

		3,346

MASSACHUSETTS 0.3%
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	950	1,058

MICHIGAN 3.0%
Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036 ^	430	86
East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	705	705
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	1,116
Meridian Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2026	780	781
Michigan Finance Authority Revenue Bonds, Series 2014
5.000% due 07/01/2033	2,000	2,168
5.000% due 07/01/2044	4,500	4,729

Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037 ^	1,000	570
Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	1,053
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	629

		11,837

MINNESOTA 0.7%
Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	419
Faribault, Minnesota Revenue Bonds, Series 2010
6.750% due 05/01/2036	640	650
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,120
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	527

		2,716

MISSOURI 0.7%
Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037 ^	750	79
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	225
5.550% due 10/01/2036	45	40
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,533
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	266
Thirty-Ninth Street Transportation Development District, Missouri Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	536

		2,679

MONTANA 0.2%
Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031	830	667

NEBRASKA 1.4%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,586

NEVADA 2.6%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015
5.000% due 06/01/2039 (a)	9,000	10,390

NEW JERSEY 7.4%
Casino Reinvestment Development Authority, New Jersey Revenue Bonds, Series 2014
5.250% due 11/01/2044	2,000	2,161
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	4,200	3,147
5.000% due 06/01/2041	31,500	23,778

		29,086

NEW MEXICO 0.1%
Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	534

NEW YORK 7.1%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	4,116
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	165
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,500	8,754
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	5,000	5,185
5.375% due 11/15/2040	4,000	4,329
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	587
Niagara Area Development Corp., New York Revenue Bonds, Series 2012
5.250% due 11/01/2042	3,000	3,100
TSASC, Inc., New York Revenue Bonds, Series 2006
5.125% due 06/01/2042	2,250	1,854

		28,090

NORTH CAROLINA 0.5%
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	50
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	826
6.000% due 04/01/2038	500	532
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	634

		2,042

OHIO 12.7%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	27,155	22,172
6.500% due 06/01/2047	21,285	18,706
Hamilton County, Ohio Revenue Bonds, Series 2012
5.500% due 06/01/2042	5,000	5,616
Ohio Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	3,000	3,443

		49,937

OREGON 0.1%
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	216

PENNSYLVANIA 2.8%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	803
Cambridge Area Joint Authority, Pennsylvania Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	554
Capital Region Water, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036 ^	500	239
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	549
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,238
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	264
6.375% due 07/01/2030	1,000	1,049
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	549
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	436
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2030	1,000	1,071
Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,495	1,614
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	520	535

		10,901

RHODE ISLAND 1.5%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	6,000	6,030

SOUTH CAROLINA 0.5%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,956

TENNESSEE 0.4%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,103
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	572

		1,675

TEXAS 12.7%
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,153
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	571
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,123
Guadalupe-Blanco River Authority Industrial Development Corp., Texas Revenue Notes, Series 2008
5.625% due 10/01/2017	775	854

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2012
4.750% due 11/15/2046	2,500	2,594
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	925
Harris County-Houston Sports Authority, Texas Revenue Bonds, Series 2014
5.000% due 11/15/2030	4,000	4,619
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	450	560
Houston, Texas Airport System Revenue Bonds, Series 1997
6.125% due 07/15/2027	1,545	1,551
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	3,959
Lubbock Health Facilities Development Corp., Texas Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	271
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	165
5.750% due 01/01/2033	350	385
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,313
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,139
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	580
Red River Health Facilities Development Corp., Texas Revenue Bonds, Series 2012
5.125% due 01/01/2041	1,000	1,015
5.500% due 01/01/2032	500	529
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,118
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	5,100	6,352
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	11,775	11,813
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series 2007
5.375% due 02/15/2037	5,115	5,144
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,187

		49,920

UTAH 0.9%
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,553
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	675
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	408

		3,636

VERMONT 0.5%
Vermont Economic Development Authority Revenue Bonds, Series 2013
4.750% due 04/01/2036	2,000	2,056

VIRGINIA 0.9%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2040	1,500	1,694
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^	114	3
6.000% due 06/01/2043	354	337
Lewistown Commerce Center Community Development Authority, Virginia Revenue Bonds, Series 2014
6.050% due 03/01/2044	576	513
6.050% due 03/01/2054 ^	609	6
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	993	1,075

		3,628

WASHINGTON 0.3%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,064
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	313

		1,377

WEST VIRGINIA 0.1%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	490	543

WISCONSIN 0.3%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037 ^	1,250	125

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,184

		1,309

Total Municipal Bonds & Notes (Cost $350,672)		367,958

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (c) 0.3%		1,021

Total Short-Term Instruments (Cost $1,021)		1,021

Total Investments in Securities (Cost $351,693)		368,979

	SHARES
INVESTMENTS IN AFFILIATES 7.8%
SHORT-TERM INSTRUMENTS 7.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.8%
PIMCO Short-Term Floating NAV Portfolio	2,351	24
PIMCO Short-Term Floating NAV Portfolio III	3,115,821	30,884

Total Short-Term Instruments (Cost $31,119)		30,908

Total Investments in Affiliates (Cost $31,119)		30,908

Total Investments 101.4% (Cost $382,812)		$399,887
Financial Derivative Instruments (d) 0.0% (Cost or Premiums, net $0)		(10)
Other Assets and Liabilities, net (1.4%)		(5,439)

Net Assets 100.0%		$394,438

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security becomes interest bearing at a future date.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$1,021	Fannie Mae 2.260% due 10/17/2022	$(1,042)	$1,021	$1,021

Total Repurchase Agreements						$(1,042)	$1,021	$1,021

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$1,950	$(23)	$(102)	$0	$(2)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	5,000	(850)	(1,095)	0	(8)

Total Swap Agreements					$(873)	$(1,197)	$0	$(10)

Cash of $693 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$18,614	$0	$18,614
Alaska	0	630	0	630
Arizona	0	11,668	0	11,668
California	0	34,723	0	34,723
Colorado	0	10,409	0	10,409
Connecticut	0	1,024	0	1,024
Delaware	0	711	0	711
Florida	0	19,488	0	19,488
Georgia	0	1,798	0	1,798
Guam	0	1,396	0	1,396
Idaho	0	1,201	0	1,201
Illinois	0	9,441	0	9,441
Indiana	0	8,848	0	8,848
Iowa	0	6,958	0	6,958
Kansas	0	233	0	233
Louisiana	0	4,341	0	4,341
Maine	0	5,260	0	5,260
Maryland	0	3,346	0	3,346
Massachusetts	0	1,058	0	1,058
Michigan	0	11,837	0	11,837
Minnesota	0	2,716	0	2,716
Missouri	0	2,679	0	2,679
Montana	0	667	0	667
Nebraska	0	5,586	0	5,586
Nevada	0	10,390	0	10,390
New Jersey	0	29,086	0	29,086
New Mexico	0	534	0	534
New York	0	28,090	0	28,090
North Carolina	0	2,042	0	2,042
Ohio	0	49,937	0	49,937
Oregon	0	216	0	216
Pennsylvania	0	10,901	0	10,901
Rhode Island	0	6,030	0	6,030
South Carolina	0	1,956	0	1,956
Tennessee	0	1,675	0	1,675
Texas	0	49,920	0	49,920
Utah	0	3,636	0	3,636
Vermont	0	2,056	0	2,056
Virginia	0	3,628	0	3,628
Washington	0	1,377	0	1,377
West Virginia	0	543	0	543
Wisconsin	0	1,309	0	1,309
Short-Term Instruments
Repurchase Agreements	0	1,021	0	1,021
	$0	$368,979	$0	$368,979

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$30,908	$0	$0	$30,908

Total Investments	$30,908	$368,979	$0	$399,887

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(10)	$0	$(10)

Totals	$30,908	$368,969	$0	$399,877

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Spectrum Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.4%
BANK LOAN OBLIGATIONS 0.8%
CDRH Parent, Inc.
5.250% due 07/01/2021		$998	$984
9.000% due 07/01/2022		3,000	2,843
Dollar Tree Stores, Inc.
TBD% due 08/06/2015		12,000	11,944

Total Bank Loan Obligations (Cost $15,870)			15,771

CORPORATE BONDS & NOTES 91.6%
BANKING & FINANCE 11.6%
A-S Co-Issuer Subsidiary, Inc.
7.875% due 12/15/2020		8,500	8,712
AA PIK Co. Ltd. (9.500% Cash or 9.500% PIK)
9.500% due 11/07/2019 (a)	GBP	1,250	2,011
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		$4,000	3,965
4.500% due 05/15/2021		5,000	5,069
Ally Financial, Inc.
5.125% due 09/30/2024		2,000	2,035
7.500% due 09/15/2020		3,993	4,692
8.000% due 03/15/2020		4,016	4,749
8.000% due 11/01/2031		1,944	2,479
Alpha Credit Group PLC
3.375% due 06/17/2017	EUR	2,000	2,080
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (c)		1,000	1,236
9.000% due 05/09/2018 (c)		$2,000	2,145
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (c)	EUR	7,000	9,665
Banco Santander S.A.
6.250% due 09/11/2021 (c)		5,000	5,866
Bank of America Corp.
6.250% due 09/05/2024 (c)		$2,000	1,987
Barclays PLC
6.500% due 09/15/2019 (c)	EUR	2,000	2,374
8.000% due 12/15/2020 (c)		3,000	3,796
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	2,250	3,303
CBRE Services, Inc.
5.000% due 03/15/2023		$2,000	2,054
Chinos Intermediate Holdings A, Inc. (7.750% Cash or 8.500% PIK)
7.750% due 05/01/2019 (a)		5,487	4,870
CIT Group, Inc.
5.000% due 08/15/2022		11,000	11,344
5.000% due 08/01/2023		2,500	2,575
Credit Agricole S.A.
6.625% due 09/23/2019 (c)		1,500	1,457
7.875% due 01/23/2024 (c)		14,000	14,288
Credit Suisse Group AG
6.250% due 12/18/2024 (c)		3,000	2,894
7.500% due 12/11/2023 (c)		2,500	2,606
Crown Castle International Corp.
5.250% due 01/15/2023		3,500	3,587
E*TRADE Financial Corp.
6.375% due 11/15/2019		3,000	3,195
ERB Hellas PLC
4.250% due 06/26/2018	EUR	1,500	1,505
Greystar Real Estate Partners LLC
8.250% due 12/01/2022		$2,000	2,045
Hockey Merger Sub, Inc.
7.875% due 10/01/2021		10,000	9,975
Infinity Acquisition LLC
7.250% due 08/01/2022		5,500	5,005
International Lease Finance Corp.
6.250% due 05/15/2019		750	821
8.250% due 12/15/2020		1,000	1,208
Intesa Sanpaolo SpA
5.017% due 06/26/2024		3,000	2,917
Jefferies Finance LLC
7.375% due 04/01/2020		3,000	2,805
Jefferies LoanCore LLC
6.875% due 06/01/2020		5,000	4,587
LBG Capital PLC
6.385% due 05/12/2020	EUR	500	637

7.375% due 03/12/2020		100	129
7.625% due 10/14/2020		500	657
8.000% due 06/15/2020 (c)		$900	962
8.875% due 02/07/2020	EUR	343	465
9.125% due 07/15/2020	GBP	250	391
Lloyds Bank PLC
12.000% due 12/16/2024 (c)		$1,500	2,145
Lloyds Banking Group PLC
7.000% due 06/27/2019 (c)	GBP	2,000	3,100
7.500% due 06/27/2024 (c)		$10,000	10,200
National Financial Partners Corp.
9.000% due 07/15/2021		5,750	6,052
National Westminster Bank PLC
6.500% due 09/07/2021	GBP	250	443
Navient Corp.
5.000% due 10/26/2020		$2,000	1,968
5.875% due 10/25/2024		3,000	2,865
6.125% due 03/25/2024		5,000	4,925
8.000% due 03/25/2020		3,000	3,321
Oxford Finance LLC
7.250% due 01/15/2018		1,250	1,294
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (c)		4,000	4,680
9.118% due 05/01/2015 (c)		350	352
Societe Generale S.A.
6.000% due 01/27/2020 (c)(f)		2,000	1,825
7.875% due 12/18/2023 (c)		7,000	6,799
Sophia Holding Finance LP (9.625% Cash or 9.625% PIK)
9.625% due 12/01/2018 (a)		4,000	4,035
Springleaf Finance Corp.
7.750% due 10/01/2021		1,400	1,575
8.250% due 10/01/2023		3,900	4,387
Towergate Finance PLC
10.500% due 02/15/2019	GBP	2,000	935
UniCredit SpA
8.000% due 06/03/2024 (c)		$5,000	4,882
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	2,500	4,184
6.000% due 04/15/2021		2,250	3,708
WaveDivision Escrow LLC
8.125% due 09/01/2020		$5,000	5,350
York Risk Services Holding Corp.
8.500% due 10/01/2022		3,100	3,112

			231,280

INDUSTRIALS 73.5%
3AB Optique Developpement S.A.S.
5.625% due 04/15/2019	EUR	2,500	2,617
Academy Ltd.
9.250% due 08/01/2019		$500	528
Accudyne Industries Borrower
7.750% due 12/15/2020		11,150	10,592
Activision Blizzard, Inc.
6.125% due 09/15/2023		2,500	2,700
ADS Waste Holdings, Inc.
8.250% due 10/01/2020		4,000	4,020
ADT Corp.
3.500% due 07/15/2022		10,000	8,550
4.125% due 06/15/2023		2,500	2,269
4.875% due 07/15/2042		2,500	1,859
AECOM Technology Corp.
5.750% due 10/15/2022		1,000	1,025
5.875% due 10/15/2024		2,000	2,050
Aguila S.A.
7.875% due 01/31/2018	CHF	3,000	2,972
7.875% due 01/31/2018		$4,100	3,977
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		2,440	2,553
Albea Beauty Holdings S.A.
8.375% due 11/01/2019		1,000	1,055
8.750% due 11/01/2019	EUR	3,500	4,553
Aldesa Financial Services S.A.
7.250% due 04/01/2021		2,500	2,562
Alere, Inc.
6.500% due 06/15/2020		$4,000	4,050
Aleris International, Inc.
7.625% due 02/15/2018		3,000	3,034
7.875% due 11/01/2020		2,000	2,000
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		5,000	4,850
10.750% due 10/15/2019		8,750	7,569
Alphabet Holding Co., Inc. (7.750% Cash or 8.500% PIK)
7.750% due 11/01/2017 (a)		4,000	3,400

Altice Financing S.A.
6.500% due 01/15/2022		1,000	980
Altice Finco S.A.
8.125% due 01/15/2024		1,500	1,470
9.875% due 12/15/2020		4,000	4,296
Altice S.A.
7.250% due 05/15/2022	EUR	6,000	7,378
7.750% due 05/15/2022		$3,000	3,013
AMC Networks, Inc.
4.750% due 12/15/2022		2,000	1,950
7.750% due 07/15/2021		500	538
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021		3,000	3,023
Ancestry.com, Inc.
11.000% due 12/15/2020		6,250	7,070
Ancestry.com, Inc. (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (a)		7,000	6,895
Antero Resources Corp.
5.125% due 12/01/2022		1,000	948
Antero Resources Finance Corp.
6.000% due 12/01/2020		3,500	3,509
Apex Tool Group LLC
7.000% due 02/01/2021		1,500	1,290
Arch Coal, Inc.
7.000% due 06/15/2019		2,000	610
7.250% due 06/15/2021		1,750	518
Ardagh Finance Holdings S.A. (8.375% PIK)
8.375% due 06/15/2019 (a)	EUR	3,649	4,217
Ardagh Finance Holdings S.A. (8.625% PIK)
8.625% due 06/15/2019 (a)		$2,088	2,067
Ardagh Packaging Finance PLC
7.000% due 11/15/2020		882	896
9.250% due 10/15/2020	EUR	5,000	6,413
Arqiva Broadcast Finance PLC
9.500% due 03/31/2020	GBP	5,000	8,592
Ashland, Inc.
4.750% due 08/15/2022		$3,000	3,015
6.875% due 05/15/2043		2,500	2,675
Associated Materials LLC
9.125% due 11/01/2017		5,000	4,150
Avaya, Inc.
7.000% due 04/01/2019		2,000	1,960
Axalta Coating Systems U.S. Holdings, Inc.
7.375% due 05/01/2021		4,500	4,792
Axiall Corp.
4.875% due 05/15/2023		1,000	948
BC ULC
6.000% due 04/01/2022		5,000	5,150
Berry Plastics Corp.
9.750% due 01/15/2021		4,000	4,465
Beverage Packaging Holdings Luxembourg S.A.
6.000% due 06/15/2017		3,500	3,421
Big Heart Pet Brands
7.625% due 02/15/2019		2,915	2,871
Biomet, Inc.
6.500% due 08/01/2020		5,625	6,033
6.500% due 10/01/2020		10,000	10,575
BlueLine Rental Finance Corp.
7.000% due 02/01/2019		5,000	5,137
BMC Software Finance, Inc.
8.125% due 07/15/2021		8,000	7,560
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)		4,000	3,420
Brakes Capital
7.125% due 12/15/2018	GBP	4,500	6,979
Building Materials Corp. of America
5.375% due 11/15/2024		$4,000	4,010
6.750% due 05/01/2021		3,000	3,180
Bumble Bee Holdings, Inc.
9.000% due 12/15/2017		1,212	1,274
Cablevision Systems Corp.
5.875% due 09/15/2022		5,750	5,843
8.000% due 04/15/2020		1,000	1,134
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		6,000	4,638
California Resources Corp.
5.500% due 09/15/2021		2,500	2,150
6.000% due 11/15/2024		5,500	4,675
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (a)		5,000	5,059
CCO Holdings LLC
5.125% due 02/15/2023		5,000	4,906
5.250% due 03/15/2021		1,000	1,011
5.250% due 09/30/2022		2,500	2,503
5.750% due 09/01/2023		3,750	3,811
7.250% due 10/30/2017		250	260

CCOH Safari LLC
5.500% due 12/01/2022		1,875	1,908
5.750% due 12/01/2024		3,000	3,041
Cequel Communications Holdings LLC
5.125% due 12/15/2021		2,000	1,950
6.375% due 09/15/2020		3,000	3,120
CeramTec Group GmbH
8.250% due 08/15/2021	EUR	10,000	13,070
CHC Helicopter S.A.
9.250% due 10/15/2020		$5,063	4,987
9.375% due 06/01/2021		1,235	1,167
Chesapeake Energy Corp.
5.750% due 03/15/2023		6,250	6,469
6.625% due 08/15/2020		1,000	1,068
CHS
6.875% due 02/01/2022		7,500	7,983
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		5,000	5,138
7.625% due 03/15/2020		3,500	3,694
CMA CGM S.A.
8.500% due 04/15/2017		1,750	1,789
CommScope Holding Co., Inc. (6.625% Cash or 7.375% PIK)
6.625% due 06/01/2020 (a)		7,619	7,886
CommScope, Inc.
5.000% due 06/15/2021		2,000	1,980
5.500% due 06/15/2024		1,500	1,485
Community Health Systems, Inc.
7.125% due 07/15/2020		3,000	3,203
Concho Resources, Inc.
5.500% due 04/01/2023		2,000	2,019
6.500% due 01/15/2022		1,300	1,365
Constellation Brands, Inc.
4.250% due 05/01/2023		2,000	1,990
4.750% due 11/15/2024		500	508
Constellium NV
5.750% due 05/15/2024		1,000	875
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (a)		7,000	7,109
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		3,000	3,169
10.875% due 12/15/2018	EUR	4,000	5,131
Cooperativa Muratori & Cementisti-CMC di Ravenna
7.500% due 08/01/2021		2,250	2,419
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020 ^		$2,000	122
CPG Merger Sub LLC
8.000% due 10/01/2021		13,500	13,837
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		20,000	18,000
CSC Holdings LLC
6.750% due 11/15/2021		1,250	1,386
DaVita HealthCare Partners, Inc.
5.750% due 08/15/2022		4,000	4,255
DBP Holding Corp.
7.750% due 10/15/2020		4,000	3,440
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019 ^		2,000	150
Deutsche Raststaetten Gruppe GmbH
6.750% due 12/30/2020	EUR	2,500	3,222
Diamond Foods, Inc.
7.000% due 03/15/2019		$5,000	5,137
Digicel Group Ltd.
7.125% due 04/01/2022		4,500	4,196
8.250% due 09/30/2020		3,500	3,412
Digicel Ltd.
6.000% due 04/15/2021		5,750	5,391
DISH DBS Corp.
5.000% due 03/15/2023		2,250	2,183
5.875% due 07/15/2022		4,000	4,110
5.875% due 11/15/2024		3,125	3,148
6.750% due 06/01/2021		3,000	3,233
DJO Finance LLC
7.750% due 04/15/2018		4,650	4,534
9.750% due 10/15/2017		4,250	4,271
9.875% due 04/15/2018		4,000	4,080
Dometic Group AB (9.5000% Cash or 10.250% PIK)
9.500% due 06/26/2019 (a)	EUR	4,000	4,671
Dutch Lion BV (11.250% Cash or 12.000% PIK)
11.250% due 06/15/2020 (a)		3,178	1,710
Eagle Spinco, Inc.
4.625% due 02/15/2021		$4,000	3,805
Endo Finance LLC
5.750% due 01/15/2022		4,000	4,010
Endo Finance LLC & Endo Finco, Inc.
5.375% due 01/15/2023		4,000	3,930
7.000% due 12/15/2020		3,000	3,161

7.250% due 01/15/2022		2,000	2,150
EWOS Holding A/S
6.750% due 11/01/2020	EUR	2,000	2,193
First Data Corp.
6.750% due 11/01/2020		$2,750	2,943
7.375% due 06/15/2019		2,000	2,110
8.250% due 01/15/2021		5,000	5,375
11.250% due 01/15/2021		1,950	2,218
12.625% due 01/15/2021		6,500	7,735
First Quantum Minerals Ltd.
6.750% due 02/15/2020		1,000	910
7.000% due 02/15/2021		2,000	1,810
7.250% due 05/15/2022		1,500	1,354
FMG Resources Pty. Ltd.
6.875% due 04/01/2022		4,000	3,345
Galapagos Holding S.A.
7.000% due 06/15/2022	EUR	4,000	4,477
Gannett Co., Inc.
4.875% due 09/15/2021		$750	746
5.500% due 09/15/2024		1,000	1,005
Gardner Denver, Inc.
6.875% due 08/15/2021		16,250	15,681
Gates Global LLC
5.750% due 07/15/2022	EUR	4,400	4,938
6.000% due 07/15/2022		$10,000	9,627
General Cable Corp.
5.750% due 10/01/2022		2,000	1,470
General Motors Co.
5.000% due 04/01/2035		1,000	1,045
5.200% due 04/01/2045		1,125	1,190
Getty Images, Inc.
7.000% due 10/15/2020		15,250	12,047
GHD Bondco PLC
7.000% due 04/15/2020	GBP	2,700	3,609
Graton Economic Development Authority
9.625% due 09/01/2019		$3,250	3,567
Gulfport Energy Corp.
7.750% due 11/01/2020		500	491
Halcon Resources Corp.
8.875% due 05/15/2021		5,500	4,166
9.750% due 07/15/2020		1,750	1,321
HCA Holdings, Inc.
6.250% due 02/15/2021		5,000	5,337
HCA, Inc.
4.750% due 05/01/2023		5,000	5,100
5.875% due 03/15/2022		2,000	2,195
5.875% due 05/01/2023		4,000	4,225
6.500% due 02/15/2020		3,000	3,369
7.500% due 02/15/2022		5,000	5,725
HD Supply, Inc.
7.500% due 07/15/2020		15,000	15,787
11.000% due 04/15/2020		4,000	4,580
11.500% due 07/15/2020		5,000	5,750
Headwaters, Inc.
7.625% due 04/01/2019		2,000	2,095
Hearthside Group Holdings LLC
6.500% due 05/01/2022		5,000	4,900
Hema Bondco BV
8.500% due 12/15/2019	EUR	5,000	3,751
Hertz Corp.
5.875% due 10/15/2020		$1,000	1,013
6.250% due 10/15/2022		1,500	1,523
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		3,000	2,678
9.000% due 11/15/2020		5,000	3,625
HJ Heinz Co.
4.250% due 10/15/2020		4,000	4,050
HJ Heinz Finance Co.
7.125% due 08/01/2039		5,000	5,412
Hologic, Inc.
6.250% due 08/01/2020		2,000	2,090
Igloo Holdings Corp. (8.250% Cash or 9.000% PIK)
8.250% due 12/15/2017 (a)		2,125	2,149
iHeartCommunications, Inc.
9.000% due 03/01/2021		8,750	8,608
9.000% due 09/15/2022		3,250	3,193
10.000% due 01/15/2018		5,000	4,337
iHeartCommunications, Inc. (12.000% Cash and 2.000% PIK)
14.000% due 02/01/2021 (a)		5,100	4,176
Immucor, Inc.
11.125% due 08/15/2019		3,500	3,797
INEOS Group Holdings S.A.
6.125% due 08/15/2018		4,000	3,860
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		4,000	3,991
6.625% due 12/15/2022		6,000	6,195

Intelsat Luxembourg S.A.
7.750% due 06/01/2021		5,000	5,031
8.125% due 06/01/2023		5,000	5,125
Interactive Data Corp.
5.875% due 04/15/2019		3,750	3,741
Jaguar Holding Co.
9.500% due 12/01/2019		2,000	2,153
Jaguar Holding Co. (9.375% Cash or 10.125% PIK)
9.375% due 10/15/2017 (a)		7,750	7,940
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023		3,500	3,697
JMC Steel Group, Inc.
8.250% due 03/15/2018		4,250	4,053
Jo-Ann Stores LLC
8.125% due 03/15/2019		4,000	3,740
Kinetic Concepts, Inc.
10.500% due 11/01/2018		4,500	4,905
12.500% due 11/01/2019		10,000	11,100
Kleopatra Holdings S.C.A. (10.250% Cash or 11.000% PIK)
10.250% due 08/15/2017 (a)	EUR	4,118	5,058
KLX, Inc.
5.875% due 12/01/2022		$5,000	5,062
KP Germany Erste GmbH
11.625% due 07/15/2017	EUR	8,000	10,417
Laredo Petroleum, Inc.
7.375% due 05/01/2022		$3,750	3,525
Lion
7.875% due 04/15/2019	EUR	4,500	4,710
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023		$7,500	7,219
5.750% due 08/01/2022		4,000	4,115
Manitowoc Co., Inc.
8.500% due 11/01/2020		3,500	3,797
Marcolin SpA
8.500% due 11/15/2019	EUR	4,000	4,957
MCE Finance Ltd.
5.000% due 02/15/2021		$3,000	2,820
MDC Partners, Inc.
6.750% due 04/01/2020		5,000	5,169
Men’s Wearhouse, Inc.
7.000% due 07/01/2022		5,750	5,937
MGM Resorts International
6.000% due 03/15/2023		3,000	3,030
6.625% due 12/15/2021		8,000	8,440
6.750% due 10/01/2020		4,750	4,999
7.750% due 03/15/2022		5,000	5,550
8.625% due 02/01/2019		750	854
Midas Intermediate Holdco LLC
7.875% due 10/01/2022		1,500	1,463
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020		4,000	2,160
Mobile Challenger Intermediate Group S.A. (8.750% Cash or 9.500% PIK)
8.750% due 03/15/2019 (a)	CHF	1,000	1,021
Modular Space Corp.
10.250% due 01/31/2019		$2,850	2,472
Mongolian Mining Corp.
8.875% due 03/29/2017		900	594
Monitchem Holdco S.A.
6.875% due 06/15/2022	EUR	5,000	5,434
MPH Acquisition Holdings LLC
6.625% due 04/01/2022		$8,000	8,200
NBTY, Inc.
9.000% due 10/01/2018		2,000	2,030
Neiman Marcus Group Ltd. LLC
8.000% due 10/15/2021		4,000	4,250
Neiman Marcus Group Ltd. LLC (8.750% Cash or 9.500% PIK)
8.750% due 10/15/2021 (a)		2,000	2,130
New Academy Finance Co. LLC (8.000% Cash or 8.750% PIK)
8.000% due 06/15/2018 (a)		7,000	6,947
Newfield Exploration Co.
5.625% due 07/01/2024		1,250	1,243
Nexeo Solutions LLC
8.375% due 03/01/2018		1,250	1,219
Nielsen Finance LLC
4.500% due 10/01/2020		4,000	4,040
Northern Blizzard Resources, Inc.
7.250% due 02/01/2022		1,430	1,165
Novasep Holding S.A.S.
8.000% due 12/15/2016		1,063	1,007
Novelis, Inc.
8.750% due 12/15/2020		5,000	5,325
Numericable SFR
5.375% due 05/15/2022	EUR	1,500	1,878
5.625% due 05/15/2024		1,800	2,262
6.000% due 05/15/2022		$5,000	5,034
6.250% due 05/15/2024		5,000	5,044

Oasis Petroleum, Inc.
6.500% due 11/01/2021		2,000	1,830
6.875% due 03/15/2022		3,000	2,745
Pactiv LLC
7.950% due 12/15/2025		2,000	2,020
Par Pharmaceutical Cos., Inc.
7.375% due 10/15/2020		11,000	11,550
Party City Holdings, Inc.
8.875% due 08/01/2020		8,000	8,580
Peabody Energy Corp.
6.250% due 11/15/2021		4,000	3,435
Perstorp Holding AB
8.750% due 05/15/2017		3,500	3,447
11.000% due 08/15/2017		8,950	8,793
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		5,000	5,250
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (a)		6,000	6,105
Pfleiderer GmbH
7.875% due 08/01/2019	EUR	7,500	8,676
Phosphorus Holdco PLC (10.000% Cash or 10.000% PIK)
10.000% due 04/01/2019 ^(a)	GBP	2,000	125
Pinnacle Entertainment, Inc.
7.500% due 04/15/2021		$4,000	4,190
Pinnacle Foods Finance LLC
4.875% due 05/01/2021		3,164	3,093
Pinnacle Merger Sub, Inc.
9.500% due 10/01/2023		9,000	9,765
Pinnacle Operating Corp.
9.000% due 11/15/2020		1,000	1,033
Ply Gem Industries, Inc.
6.500% due 02/01/2022		12,750	12,033
PortAventura Entertainment Barcelona BV
7.250% due 12/01/2020	EUR	3,000	3,757
Post Holdings, Inc.
6.000% due 12/15/2022		$5,000	4,706
6.750% due 12/01/2021		5,000	4,862
PQ Corp.
8.750% due 05/01/2018		5,500	5,713
Premier Foods Finance PLC
6.500% due 03/15/2021	GBP	5,000	6,725
PVH Corp.
4.500% due 12/15/2022		$4,000	3,970
Range Resources Corp.
5.000% due 08/15/2022		1,500	1,508
5.000% due 03/15/2023		4,000	4,020
Regency Energy Partners LP
5.000% due 10/01/2022		1,000	950
5.500% due 04/15/2023		3,750	3,637
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		5,000	5,150
6.875% due 02/15/2021		680	713
7.875% due 08/15/2019		1,000	1,056
8.250% due 02/15/2021		7,000	7,210
9.875% due 08/15/2019		2,000	2,130
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		2,170	2,311
Rockies Express Pipeline LLC
5.625% due 04/15/2020		2,000	1,975
Roofing Supply Group LLC
10.000% due 06/01/2020		3,500	3,507
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		1,250	1,228
5.750% due 05/15/2024		7,250	7,150
SAExploration Holdings, Inc.
10.000% due 07/15/2019		1,000	630
Samson Investment Co.
9.750% due 02/15/2020		5,000	2,097
Sanchez Energy Corp.
6.125% due 01/15/2023		4,000	3,370
SandRidge Energy, Inc.
7.500% due 02/15/2023		1,000	645
8.125% due 10/15/2022		2,000	1,270
SBA Communications Corp.
5.625% due 10/01/2019		1,250	1,284
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	1,023
Schaeffler Finance BV
3.500% due 05/15/2022	EUR	1,500	1,854
4.750% due 05/15/2021		$4,000	4,020
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (a)		3,500	3,622
Schaeffler Holding Finance BV (5.750% Cash or 6.500% PIK)
5.750% due 11/15/2021 (a)	EUR	1,325	1,714
Schaeffler Holding Finance BV (6.750% Cash or 6.750% PIK)
6.750% due 11/15/2022 (a)		$6,000	6,300

Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (a)	EUR	5,400	6,812
Scientific Games International, Inc.
6.250% due 09/01/2020		$1,750	1,234
10.000% due 12/01/2022		5,000	4,606
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		250	264
Sealed Air Corp.
5.125% due 12/01/2024		1,000	1,013
5.250% due 04/01/2023		2,000	2,050
6.500% due 12/01/2020		3,000	3,300
8.375% due 09/15/2021		2,500	2,806
Sensata Technologies BV
4.875% due 10/15/2023		3,500	3,500
5.625% due 11/01/2024		1,750	1,819
6.500% due 05/15/2019		2,500	2,606
Sequa Corp.
7.000% due 12/15/2017		6,150	5,566
Serta Simmons Holdings LLC
8.125% due 10/01/2020		11,250	11,953
ServiceMaster Co. LLC
7.000% due 08/15/2020		6,893	7,169
7.450% due 08/15/2027		1,250	1,200
8.000% due 02/15/2020		2,600	2,750
Seventy Seven Operating LLC
6.625% due 11/15/2019		1,000	765
SGD Group S.A.S.
5.625% due 05/15/2019	EUR	3,000	3,558
Shearer’s Foods LLC
9.000% due 11/01/2019		$4,500	4,927
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022		9,175	8,991
Simmons Foods, Inc.
7.875% due 10/01/2021		5,000	4,925
SiTV LLC
10.375% due 07/01/2019		5,000	4,662
Smithfield Foods, Inc.
6.625% due 08/15/2022		4,000	4,200
Softbank Corp.
4.500% due 04/15/2020		3,000	2,966
Sophia LP
9.750% due 01/15/2019		8,125	8,704
Spectrum Brands, Inc.
6.625% due 11/15/2022		3,750	3,984
6.750% due 03/15/2020		2,500	2,619
Station Casinos LLC
7.500% due 03/01/2021		7,000	7,210
Steel Dynamics, Inc.
6.125% due 08/15/2019		1,000	1,055
6.375% due 08/15/2022		250	266
Studio City Finance Ltd.
8.500% due 12/01/2020		4,000	4,220
Sun Products Corp.
7.750% due 03/15/2021		11,000	9,350
SunGard Data Systems, Inc.
6.625% due 11/01/2019		3,500	3,552
7.625% due 11/15/2020		2,000	2,130
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	3,500	4,426
T-Mobile USA, Inc.
6.000% due 03/01/2023		$1,250	1,256
6.250% due 04/01/2021		3,000	3,082
6.375% due 03/01/2025		1,500	1,528
6.625% due 04/01/2023		4,000	4,116
6.731% due 04/28/2022		5,000	5,169
6.836% due 04/28/2023		2,500	2,591
Taminco Global Chemical Corp.
9.750% due 03/31/2020		3,500	3,837
Teine Energy Ltd.
6.875% due 09/30/2022		2,750	2,145
Tenet Healthcare Corp.
5.000% due 03/01/2019		1,500	1,506
8.000% due 08/01/2020		4,000	4,230
8.125% due 04/01/2022		8,000	8,960
Terex Corp.
6.500% due 04/01/2020		2,250	2,340
TES Finance PLC
6.750% due 07/15/2020	GBP	1,500	2,239
Tesoro Logistics LP
6.250% due 10/15/2022		$1,500	1,504
TMF Group Holding BV
9.875% due 12/01/2019	EUR	4,250	5,310
TransDigm, Inc.
6.000% due 07/15/2022		$7,750	7,769
6.500% due 07/15/2024		10,000	10,100
7.500% due 07/15/2021		1,250	1,338

TransUnion Holding Co., Inc. (8.125% Cash or 8.875% PIK)
8.125% due 06/15/2018 (a)		4,000	4,110
TransUnion Holding Co., Inc. (9.625% Cash or 10.375% PIK)
9.625% due 06/15/2018 (a)		3,000	3,074
Triangle USA Petroleum Corp.
6.750% due 07/15/2022		3,500	2,328
Truven Health Analytics, Inc.
10.625% due 06/01/2020		5,000	4,900
Tullow Oil PLC
6.000% due 11/01/2020		4,000	3,360
Twinkle Pizza PLC
8.625% due 08/01/2022	GBP	2,000	3,181
United Rentals North America, Inc.
7.625% due 04/15/2022		$2,500	2,761
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	5,000	6,482
Unitymedia KabelBW GmbH
6.125% due 01/15/2025		$2,000	2,070
9.500% due 03/15/2021	EUR	3,050	4,138
Univision Communications, Inc.
5.125% due 05/15/2023		$3,000	3,045
6.750% due 09/15/2022		2,618	2,814
8.500% due 05/15/2021		9,000	9,630
UPC Holding BV
6.375% due 09/15/2022	EUR	8,000	10,503
6.750% due 03/15/2023		3,000	3,980
6.750% due 03/15/2023	CHF	3,000	3,306
8.375% due 08/15/2020	EUR	3,000	3,902
UPCB Finance Ltd.
6.625% due 07/01/2020		$2,500	2,631
USG Corp.
7.875% due 03/30/2020		1,000	1,074
8.375% due 10/15/2018		1,500	1,574
9.750% due 01/15/2018		4,296	4,919
Valeant Pharmaceuticals International
5.625% due 12/01/2021		5,000	5,050
6.375% due 10/15/2020		3,000	3,146
6.750% due 08/15/2021		4,000	4,195
7.000% due 10/01/2020		1,500	1,590
7.250% due 07/15/2022		5,375	5,751
7.500% due 07/15/2021		2,000	2,168
Vander Intermediate Holding Corp. (9.750% Cash or 10.500% PIK)
9.750% due 02/01/2019 (a)		2,500	2,594
VeriSign, Inc.
4.625% due 05/01/2023		2,500	2,463
Verisure Holding AB
8.750% due 12/01/2018	EUR	7,500	9,688
VWR Funding, Inc.
7.250% due 09/15/2017		$8,000	8,390
Warren Resources, Inc.
9.000% due 08/01/2022		3,000	1,965
Watco Cos. LLC
6.375% due 04/01/2023		3,500	3,482
Wave Holdco LLC (8.250% Cash or 9.000% PIK)
8.250% due 07/15/2019 (a)		3,325	3,358
Welltec A/S
8.000% due 02/01/2019		5,000	4,700
Wind Acquisition Finance S.A.
7.000% due 04/23/2021	EUR	6,000	7,135
7.375% due 04/23/2021		$1,500	1,419
Windstream Corp.
7.750% due 10/01/2021		1,250	1,281
Wise Metals Group LLC
8.750% due 12/15/2018		7,000	7,385
Wolverine World Wide, Inc.
6.125% due 10/15/2020		1,000	1,055
Wynn Las Vegas LLC
5.375% due 03/15/2022		4,000	4,080
Zebra Technologies Corp.
7.250% due 10/15/2022		3,000	3,158
Zobele Holding SpA
7.875% due 02/01/2018	EUR	2,000	2,472

			1,462,338

UTILITIES 6.5%
Access Midstream Partners LP
4.875% due 05/15/2023		$2,750	2,805
AES Corp.
7.375% due 07/01/2021		2,000	2,270
8.000% due 10/15/2017		365	411
8.000% due 06/01/2020		2,000	2,295
American Energy-Permian Basin LLC
7.375% due 11/01/2021		3,750	2,775

Calpine Corp.
5.375% due 01/15/2023	3,000	3,034
5.750% due 01/15/2025	3,000	3,041
Dynegy Finance, Inc.
6.750% due 11/01/2019	5,000	5,094
7.375% due 11/01/2022	3,000	3,056
7.625% due 11/01/2024	5,000	5,106
EP Energy LLC
9.375% due 05/01/2020	7,000	7,105
MarkWest Energy Partners LP
4.500% due 07/15/2023	3,500	3,386
Midwest Generation LLC
8.560% due 01/02/2016	526	531
Millicom International Cellular S.A.
6.625% due 10/15/2021	2,000	2,090
NGPL PipeCo LLC
7.119% due 12/15/2017	1,500	1,481
9.625% due 06/01/2019	2,000	2,015
NRG Energy, Inc.
6.250% due 05/01/2024	2,000	2,045
6.625% due 03/15/2023	1,000	1,045
7.625% due 01/15/2018	3,500	3,850
7.875% due 05/15/2021	3,000	3,247
Parsley Energy LLC
7.500% due 02/15/2022	6,500	6,191
Sabine Oil & Gas LLC
9.750% due 02/15/2017	4,000	2,120
Sprint Capital Corp.
6.875% due 11/15/2028	7,000	6,195
6.900% due 05/01/2019	2,000	2,050
8.750% due 03/15/2032	7,500	7,294
Sprint Communications, Inc.
6.000% due 11/15/2022	12,000	11,085
9.000% due 11/15/2018	2,500	2,850
Sprint Corp.
7.125% due 06/15/2024	5,625	5,259
7.250% due 09/15/2021	2,000	1,993
7.875% due 09/15/2023	7,500	7,441
Targa Resources Partners LP
4.125% due 11/15/2019	1,250	1,209
4.250% due 11/15/2023	4,000	3,660
5.250% due 05/01/2023	2,750	2,668
6.375% due 08/01/2022	500	509
Telecom Italia Capital S.A.
6.375% due 11/15/2033	4,000	4,120
Telecom Italia SpA
5.303% due 05/30/2024	7,000	7,114
Virgin Media Finance PLC
6.000% due 10/15/2024	1,000	1,050

		129,490

Total Corporate Bonds & Notes (Cost $1,887,592)		1,823,108

	SHARES
COMMON STOCKS 0.0%
HEALTH CARE (b)(d) 0.0%
NVHL S.A. ‘A’	21,410	59
NVHL S.A. ‘B’	21,410	59
NVHL S.A. ‘C’	21,410	59
NVHL S.A. ‘D’	21,410	59
NVHL S.A. ‘E’	21,410	60
NVHL S.A. ‘F’	21,410	60
NVHL S.A. ‘G’	21,410	60
NVHL S.A. ‘H’	21,410	60
NVHL S.A. ‘I’	21,410	60
NVHL S.A. ‘J’	21,410	60

Total Common Stocks (Cost $696)		596

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (e) 0.0%		293

Total Short-Term Instruments (Cost $293)		293

Total Investments in Securities (Cost $1,904,451)		1,839,768

	SHARES
INVESTMENTS IN AFFILIATES 6.6%
SHORT-TERM INSTRUMENTS 6.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.6%
PIMCO Short-Term Floating NAV Portfolio	1,298	13
PIMCO Short-Term Floating NAV Portfolio III	13,224,160	131,078

Total Short-Term Instruments (Cost $131,698)		131,091

Total Investments in Affiliates (Cost $131,698)		131,091

Total Investments 99.0% (Cost $2,036,149)		$1,970,859
Financial Derivative Instruments (g)(h) 0.3% (Cost or Premiums, net $0)		6,712
Other Assets and Liabilities, net 0.7%		12,662

Net Assets 100.0%		$1,990,233

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Security did not produce income within the last twelve months.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$69	$59	0.00%
NVHL S.A. ‘B’	03/09/2012	69	59	0.00%
NVHL S.A. ‘C’	03/09/2012	69	59	0.00%
NVHL S.A. ‘D’	03/09/2012	69	59	0.00%
NVHL S.A. ‘E’	03/09/2012	70	60	0.00%
NVHL S.A. ‘F’	03/09/2012	70	60	0.00%
NVHL S.A. ‘G’	03/09/2012	70	60	0.00%
NVHL S.A. ‘H’	03/09/2012	70	60	0.00%
NVHL S.A. ‘I’	03/09/2012	70	60	0.00%
NVHL S.A. ‘J’	03/09/2012	70	60	0.00%

		$696	$596	0.00%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$293	Fannie Mae 2.260% due 10/17/2022	$(302)	$293	$293

Total Repurchase Agreements						$(302)	$293	$293

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BRC	0.750%	12/10/2014	12/09/2016	$(1,719)	$(1,718)
	0.750%	12/11/2014	12/10/2016	(189)	(189)

Total Reverse Repurchase Agreements					$(1,907)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $2,596 at a weighted average interest rate of (1.482%).

(f)	Securities with an aggregate market value of $1,825 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection(1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$25,000	$1,588	$(73)	$25	$0

Total Swap Agreements				$1,588	$(73)	$25	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cash of $1,311 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015		$3,192	EUR	2,573	$0	$(78)
	01/2015		54,094	GBP	34,617	0	(140)
	02/2015	EUR	220		$267	1	0
	02/2015	GBP	34,617		54,080	139	0
	02/2015		$1,095	EUR	905	0	0
	02/2015		498	GBP	319	0	0
BPS	01/2015	EUR	124		$152	2	0
CBK	01/2015		1,150		1,434	42	0
	01/2015		$21,674	EUR	17,517	0	(477)
	02/2015	CHF	6,167		$6,373	166	0
	02/2015		$1,095	EUR	905	0	0
	02/2015		498	GBP	319	0	0
DUB	01/2015	GBP	1,529		$2,375	0	(8)
	02/2015		$2,375	GBP	1,529	8	0
FBF	01/2015	GBP	38,919		$61,095	435	0
GLM	01/2015		$234,905	EUR	192,699	0	(1,729)
	01/2015		5,489	GBP	3,504	0	(28)
	02/2015	EUR	187,868		$228,966	1,566	0
JPM	01/2015		$1,252	GBP	798	0	(9)
SOG	01/2015	EUR	215		$267	7	0
UAG	01/2015		211,300		262,478	6,794	0
	01/2015		$2,388	GBP	1,529	0	(4)

Total Forward Foreign Currency Contracts						$9,160	$(2,473)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$15,771	$0	$15,771
Corporate Bonds & Notes
Banking & Finance	0	231,280	0	231,280
Industrials	0	1,455,990	6,348	1,462,338
Utilities	0	128,959	531	129,490
Common Stocks
Health Care	0	0	596	596
Short-Term Instruments
Repurchase Agreements	0	293	0	293
	$0	$1,832,293	$7,475	$1,839,768

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$131,091	$0	$0	$131,091

Total Investments	$131,091	$1,832,293	$7,475	$1,970,859

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	25	0	25
Over the counter	0	9,160	0	9,160
	$0	$9,185	$0	$9,185

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(2,473)	$0	$(2,473)

Totals	$131,091	$1,839,005	$7,475	$1,977,571

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Income Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.1%
BANK LOAN OBLIGATIONS 8.5%
Air Medical Group Holdings, Inc.
5.000% due 06/30/2018		$11,050	$11,063
Albertson’s Holdings LLC
4.000% due 08/25/2019		35,081	34,976
4.500% due 08/25/2021		85,692	85,853
4.750% due 03/21/2019		3,530	3,515
Alliance Boots Holdings Ltd.
3.985% due 07/09/2017	GBP	98,400	153,079
3.985% due 07/10/2017		4,400	6,856
Allison Transmission, Inc.
3.750% due 08/23/2019		$12,221	12,099
Amaya Holdings B.V.
5.000% due 08/01/2021		29,127	28,959
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021		43,700	44,362
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		2,753	2,719
Axalta Coating Systems U.S. Holdings, Inc.
3.750% due 02/01/2020		5,178	5,059
B/E Aerospace, Inc.
4.000% due 12/16/2021		13,200	13,200
Biomet, Inc.
3.670% due 07/25/2017		18,706	18,650
BMC Software Finance, Inc.
5.000% due 09/10/2020		24,957	24,262
Burger King Worldwide, Inc.
4.500% due 12/12/2021		50,088	50,110
Charter Communications Operating LLC
4.250% due 09/12/2021		36,378	36,608
Chrysler Group LLC
3.250% due 12/31/2018		16,999	16,888
Clear Channel Communications, Inc.
3.819% due 01/29/2016		35,089	34,728
6.919% due 01/30/2019		185,540	175,277
Community Health Systems, Inc.
2.669% - 2.736% due 01/22/2019		15,200	14,782
CPG International, Inc.
4.750% due 09/30/2020		6,398	6,350
Crosby U.S. Acquisition Corp.
3.750% due 11/23/2020		15,665	14,882
CSC Holdings, Inc.
2.669% due 04/17/2020		23,184	22,738
Davita Healthcare Partners, Inc.
3.500% due 06/24/2021		25,741	25,534
Dell, Inc.
3.750% due 10/29/2018		66,813	66,610
Delos Finance SARL
3.500% due 03/06/2021		18,400	18,293
Delta 2 (LUX) SARL
4.750% due 07/31/2021		18,200	17,808
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		1,061,726	1,063,386
Envision Healthcare Corp.
4.000% due 05/25/2018		5,576	5,526
Essar Steel Algoma, Inc.
7.500% due 08/09/2019		3,990	3,975
Expro Finservice SARL
5.750% due 09/02/2021		13,067	10,715
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		24,022	21,945
Gardner Denver, Inc.
4.250% due 07/30/2020		2,107	1,980
Grifols Worldwide Operations USA, Inc.
3.169% due 02/27/2021		32,404	32,015
H.J. Heinz Co.
3.250% due 06/07/2019		71,582	71,045
3.500% due 06/05/2020		114,161	113,692
HCA, Inc.
2.669% due 05/02/2016		9,750	9,716
3.005% due 05/01/2018		10,646	10,578
HD Supply, Inc.
4.000% due 06/28/2018		16,590	16,462
Hertz Corp.
3.500% due 03/11/2018		5,293	5,170

Hilton Worldwide Finance LLC
3.500% due 10/26/2020		154,015	152,436
Hologic, Inc.
3.250% due 08/01/2019		4,379	4,364
Iasis Healthcare LLC
4.500% due 05/03/2018		7,899	7,840
Indiana Toll Road Concession Co. LLC
TBD% due 06/26/2015 ^		396,695	307,439
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		67,125	66,314
La Quinta Intermediate Holdings LLC
4.000% due 04/14/2021		13,210	13,072
Mallinckrodt International Finance S.A.
3.250% due 03/19/2021		6,054	5,942
3.500% due 03/19/2021		18,414	18,155
MGM Resorts International
2.919% due 12/20/2017		97,118	95,661
3.500% due 12/20/2019		14,325	14,011
NGPL PipeCo LLC
6.750% due 09/15/2017		5,922	5,730
Novelis, Inc.
3.750% due 03/10/2017		2,880	2,858
NRG Energy, Inc.
2.750% due 07/02/2018		13,755	13,514
Numericable U.S. LLC
4.500% due 05/21/2020		50,322	50,321
OGX
8.000% due 04/11/2015		6,609	5,122
PRA Holdings, Inc.
4.500% due 09/23/2020		4,096	4,049
Quintiles Transnational Corp.
3.750% due 06/08/2018		11,225	11,112
Reynolds Group Holdings, Inc.
4.000% due 12/01/2018		9,801	9,646
Rise Ltd.
4.750% due 01/31/2021 (h)		4,455	4,499
Sabine Oil & Gas LLC
8.750% due 12/31/2018		10,000	8,150
Seadrill Partners Finco LLC
4.000% due 02/21/2021		16,802	13,122
Spectrum Brands, Inc.
5.042% - 6.000% due 12/17/2019	CAD	8,763	7,467
Station Casinos LLC
4.250% due 03/02/2020		$20,320	19,965
Stockbridge SBE Holdings LLC
13.000% due 05/02/2017		7,300	6,716
Sun Products Corp.
5.500% due 03/23/2020		13,528	12,649
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016		11,908	11,975
Univision Communications, Inc.
4.000% due 03/01/2020		154,668	151,572
Valeant Pharmaceuticals International, Inc.
3.500% due 02/13/2019		8,528	8,459
3.500% due 12/11/2019		2,132	2,115
Virgin Media Bristol LLC
3.500% due 06/07/2020		2,100	2,068
Weight Watchers International, Inc.
4.000% due 04/02/2020		34,019	26,386
Westmoreland Coal Co.
7.500% due 10/16/2020		23,000	22,597
Wilsonart LLC
4.000% due 10/31/2019		20,219	19,663
WMG Acquisition Corp.
3.750% due 07/01/2020		17,380	16,772

Total Bank Loan Obligations (Cost $3,472,013)			3,433,226

CORPORATE BONDS & NOTES 21.6%
BANKING & FINANCE 10.5%
Abbey National Treasury Services PLC
4.000% due 04/27/2016 (i)		10,000	10,368
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		5,600	5,495
AGFC Capital Trust
6.000% due 01/15/2067		70,600	52,597
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		13,000	13,848
Ally Financial, Inc.
2.750% due 01/30/2017		28,490	28,472
2.911% due 07/18/2016		4,150	4,132
3.125% due 01/15/2016		3,600	3,627
3.250% due 09/29/2017		15,500	15,539
3.500% due 07/18/2016		52,740	53,465

4.625% due 06/26/2015		51,630	52,082
4.750% due 09/10/2018		28,385	29,449
5.500% due 02/15/2017		104,500	109,986
6.250% due 12/01/2017		36,750	39,782
8.300% due 02/12/2015		22,020	22,158
American International Group, Inc.
8.625% due 05/22/2068	GBP	500	907
ARC Properties Operating Partnership LP
3.000% due 02/06/2019		$1,000	927
AyT Cedulas Cajas Fondo de Titulizacion de Activos
4.750% due 12/04/2018	EUR	3,000	4,191
AyT Cedulas Cajas Global
4.250% due 10/25/2023		7,500	11,046
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (g)		$5,000	5,362
Banco do Brasil S.A.
3.875% due 10/10/2022		12,700	11,684
4.500% due 01/20/2016	EUR	6,000	7,387
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$14,500	14,775
4.500% due 04/06/2015		4,500	4,539
Banco Santander S.A.
6.250% due 09/11/2021 (g)	EUR	39,800	46,697
Banco Votorantim S.A.
5.250% due 02/11/2016		$20,000	20,480
Bank of America Corp.
3.400% due 10/21/2025	MXN	118,000	8,507
6.400% due 08/28/2017		$2,800	3,122
7.750% due 04/30/2018	GBP	3,300	6,094
Barclays Bank PLC
2.010% due 12/21/2020	MXN	132,500	9,262
7.625% due 11/21/2022		$27,100	29,683
7.750% due 04/10/2023		4,500	4,911
14.000% due 06/15/2019 (g)	GBP	5,800	11,910
Barclays PLC
6.500% due 09/15/2019 (g)	EUR	9,800	11,633
8.000% due 12/15/2020 (g)		17,000	21,512
BBVA Bancomer S.A.
4.500% due 03/10/2016		$5,000	5,175
BGC Partners, Inc.
5.375% due 12/09/2019		27,740	27,273
BioMed Realty LP
6.125% due 04/15/2020		2,000	2,281
Blackstone CQP Holdco LP
9.296% due 03/18/2019		241,601	241,477
BNP Paribas S.A.
7.195% due 06/25/2037 (g)		2,025	2,352
BPCE S.A.
12.500% due 09/30/2019 (g)		29,400	39,984
Caixa Economica Federal
4.250% due 05/13/2019		18,680	18,260
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		20,442	21,209
Cantor Fitzgerald LP
6.375% due 06/26/2015		11,500	11,798
7.875% due 10/15/2019		10,906	11,969
Cedulas Fondo de Titulizacion de Activos
0.139% due 04/08/2016	EUR	5,000	6,027
4.250% due 03/28/2027		13,900	20,811
4.250% due 04/10/2031		130,400	195,127
CIT Group, Inc.
4.250% due 08/15/2017		$91,440	93,497
4.750% due 02/15/2015		8,390	8,404
5.000% due 05/15/2017		50,480	52,499
5.250% due 03/15/2018		7,350	7,681
6.625% due 04/01/2018		3,300	3,593
Citigroup, Inc.
5.800% due 11/15/2019 (g)		6,800	6,817
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	6,598	10,683
Columbia Property Trust Operating Partnership LP
5.875% due 04/01/2018		$3,000	3,155
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	44,150	63,556
8.375% due 07/26/2016 (g)		$13,000	13,910
8.400% due 06/29/2017 (g)		16,300	17,889
Corp. Andina de Fomento
3.950% due 10/15/2021 (f)	MXN	52,598	3,578
Credit Agricole S.A.
6.500% due 06/23/2021 (g)	EUR	17,400	21,460
6.625% due 09/23/2019 (g)		$13,000	12,623
8.125% due 09/19/2033		1,778	1,990
Credit Suisse
5.750% due 09/18/2025	EUR	600	822
6.500% due 08/08/2023		$2,700	2,971

Dai-ichi Life Insurance Co. Ltd.
5.100% due 10/28/2024 (g)		8,600	8,999
Deutsche Annington Finance BV
3.200% due 10/02/2017		7,800	7,987
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		6,119	6,334
Eksportfinans ASA
0.720% due 07/28/2016	JPY	200,000	1,640
0.890% due 06/16/2015		100,000	835
2.000% due 09/15/2015		$27,224	27,290
2.375% due 05/25/2016		24,350	24,468
5.500% due 05/25/2016		4,400	4,608
5.500% due 06/26/2017		1,200	1,283
General Motors Financial Co., Inc.
2.750% due 05/15/2016		22,794	23,207
GMAC International Finance BV
7.500% due 04/21/2015	EUR	6,150	7,563
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		$4,000	4,615
HBOS PLC
5.374% due 06/30/2021	EUR	20,800	28,252
6.750% due 05/21/2018		$29,500	32,951
Hospitality Properties Trust
5.000% due 08/15/2022		11,895	12,553
6.300% due 06/15/2016		10,000	10,451
HSBC Holdings PLC
6.375% due 09/17/2024 (g)		38,000	38,427
International Lease Finance Corp.
4.875% due 04/01/2015		9,000	9,082
5.750% due 05/15/2016		16,600	17,254
6.750% due 09/01/2016		8,600	9,180
7.125% due 09/01/2018		36,800	41,308
8.625% due 09/15/2015		22,100	23,094
8.750% due 03/15/2017		3,600	3,996
Intesa Sanpaolo SpA
3.125% due 01/15/2016		100	102
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		50,000	50,000
5.500% due 08/06/2022		83,000	83,830
Jefferies Finance LLC
6.875% due 04/15/2022		3,900	3,588
7.375% due 04/01/2020		4,700	4,394
Jefferies Group LLC
6.500% due 01/20/2043		42,700	43,699
JPMorgan Chase & Co.
6.100% due 10/01/2024 (g)		20,200	20,200
KBC Bank NV
8.000% due 01/25/2023		13,400	15,075
Kilroy Realty LP
4.800% due 07/15/2018		11,000	11,864
5.000% due 11/03/2015		22,000	22,690
LBG Capital PLC
7.588% due 05/12/2020	GBP	12,734	20,056
7.625% due 12/09/2019		2,000	3,160
7.625% due 10/14/2020	EUR	500	657
7.867% due 12/17/2019	GBP	2,000	3,169
7.869% due 08/25/2020		10,300	16,327
7.975% due 09/15/2024		1,700	2,676
9.000% due 12/15/2019		449	710
9.125% due 07/15/2020		651	1,018
9.875% due 02/10/2023		100	159
15.000% due 12/21/2019	EUR	4,802	8,614
15.000% due 12/21/2019	GBP	9,300	19,960
Lloyds Banking Group PLC
7.625% due 06/27/2023 (g)		37,835	59,057
7.875% due 06/27/2029 (g)		200	316
Navient Corp.
5.000% due 04/15/2015		$6,454	6,519
5.000% due 12/15/2015 (h)	HKD	1,000	132
5.500% due 01/15/2019		$8,800	9,020
6.000% due 01/25/2017		4,400	4,620
6.250% due 01/25/2016		25,300	26,375
8.000% due 03/25/2020		6,070	6,720
8.450% due 06/15/2018		31,120	34,777
8.780% due 09/15/2016	MXN	9,100	621
Novo Banco S.A.
2.625% due 05/08/2017	EUR	20,300	22,976
3.875% due 01/21/2015		2,850	3,450
4.000% due 01/21/2019		6,600	7,766
4.750% due 01/15/2018		6,700	7,966
5.000% due 04/04/2019		9,143	10,953
5.000% due 04/23/2019		16,470	19,281
5.000% due 05/14/2019		11,024	13,173
5.000% due 05/21/2019		25,023	29,902
5.000% due 05/23/2019		7,485	8,934
5.875% due 11/09/2015 (i)		19,600	23,984

7.000% due 03/04/2016		1,990	2,429
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		$60,835	62,204
7.250% due 12/15/2021		47,689	49,120
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018		872	920
Piper Jaffray Cos.
4.755% due 11/30/2015		15,000	15,089
Pitch1
5.125% due 07/20/2022	EUR	2,400	3,730
Prologis LP
4.000% due 01/15/2018		$6,000	6,317
ProLogis LP
6.625% due 12/01/2019		5,000	5,874
Provident Funding Associates LP
10.125% due 02/15/2019		2,650	2,796
Prudential Covered Trust
2.997% due 09/30/2015		7,031	7,131
Qatari Diar Finance Co.
5.000% due 07/21/2020		10,000	11,000
RCI Banque S.A.
4.600% due 04/12/2016		4,430	4,605
Rio Oil Finance Trust
6.250% due 07/06/2024		8,200	7,852
6.750% due 01/06/2027		31,850	30,576
Royal Bank of Scotland NV
0.936% due 03/09/2015		7,600	7,581
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	300	419
9.500% due 03/16/2022		$2,400	2,733
10.500% due 03/16/2022	EUR	1,100	1,579
13.125% due 03/19/2022	AUD	2,692	2,578
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		$41,500	35,275
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	48,700	48,740
4.950% due 02/07/2017		$88,800	83,228
5.180% due 06/28/2019		36,700	32,663
5.400% due 03/24/2017		4,500	4,213
5.717% due 06/16/2021		94,700	82,862
6.125% due 02/07/2022		258,085	230,013
SL Green Realty Corp.
4.500% due 12/01/2022		31,500	32,116
7.750% due 03/15/2020		21,995	26,304
SLM Student Loan Trust
0.632% due 12/15/2033	EUR	1,991	2,328
Springleaf Finance Corp.
5.400% due 12/01/2015		$29,590	30,404
5.750% due 09/15/2016		1,000	1,035
6.500% due 09/15/2017		21,572	22,705
6.900% due 12/15/2017		348,784	372,327
Toll Road Investors Partnership LP
0.000% due 02/15/2045		174,231	35,717
Towergate Finance PLC
6.053% due 02/15/2018	GBP	8,500	11,625
8.500% due 02/15/2018 (i)		3,300	4,606
Trafford Centre Finance Ltd.
0.847% due 07/28/2038		6,550	9,321
UBS AG
4.750% due 05/22/2023		$2,700	2,731
4.750% due 02/12/2026 (i)	EUR	1,900	2,468
5.125% due 05/15/2024		$40,400	40,662
7.250% due 02/22/2022		13,000	13,972
7.625% due 08/17/2022		43,700	51,527
UBS Preferred Funding Trust
6.243% due 05/15/2016 (g)		2,500	2,588
UniCredit SpA
8.000% due 06/03/2024 (g)		3,100	3,027
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	20,900	34,977
6.000% due 04/15/2021 (i)		16,200	26,701
Vnesheconombank Via VEB Finance PLC
3.035% due 02/21/2018	EUR	11,300	11,247
5.375% due 02/13/2017		$26,100	23,555
5.450% due 11/22/2017		27,600	24,329
5.942% due 11/21/2023		21,400	16,745
6.025% due 07/05/2022		60,457	46,267
6.902% due 07/09/2020		82,480	66,416
Western Union Co.
2.375% due 12/10/2015		3,100	3,130

Weyerhaeuser Co.
7.950% due 03/15/2025		300	385

			4,239,109

INDUSTRIALS 7.1%
ADT Corp.
4.125% due 06/15/2023		1,900	1,724
6.250% due 10/15/2021		7,906	8,143
Aeropuertos Dominicanos Siglo S.A.
9.750% due 11/13/2019		42,244	40,977
Aguila S.A.
7.875% due 01/31/2018		500	485
Air Canada Pass-Through Trust
4.125% due 11/15/2026		1,524	1,539
5.375% due 11/15/2022		1,292	1,312
Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		400	419
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		20,625	20,006
Alliance Data Systems Corp.
5.250% due 12/01/2017		11,700	12,109
5.375% due 08/01/2022		12,170	12,048
6.375% due 04/01/2020		3,900	4,002
Altice S.A.
7.250% due 05/15/2022	EUR	13,700	16,847
American Airlines Pass-Through Trust
5.250% due 07/31/2022		$1,918	2,066
Ardagh Packaging Finance PLC
3.241% due 12/15/2019		66,900	64,809
4.250% due 01/15/2022	EUR	6,600	7,914
Armored Autogroup, Inc.
9.250% due 11/01/2018		$900	900
Aviation Capital Group Corp.
3.875% due 09/27/2016		19,957	20,473
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		616	633
Berau Coal Energy Tbk PT
7.250% due 03/13/2017		32,600	15,241
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)		12,298	10,515
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 (i)		148,688	114,937
9.000% due 02/15/2020		126,200	96,536
11.250% due 06/01/2017		18,068	13,959
California Resources Corp.
5.000% due 01/15/2020		44,593	38,907
5.500% due 09/15/2021		44,593	38,350
Capella Healthcare, Inc.
9.250% due 07/01/2017		3,050	3,174
Cemex S.A.B. de C.V.
4.981% due 10/15/2018		9,600	9,897
5.257% due 09/30/2015		13,000	13,197
7.250% due 01/15/2021		9,600	10,080
Centex Corp.
6.500% due 05/01/2016		8,500	9,067
Chesapeake Energy Corp.
3.481% due 04/15/2019		17,285	16,983
Chrysler Group LLC
8.000% due 06/15/2019		15,400	16,266
8.250% due 06/15/2021		2,000	2,225
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		10,720	11,095
CONSOL Energy, Inc.
8.250% due 04/01/2020		9,210	9,590
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,325	1,345
5.500% due 04/29/2022		1,359	1,407
7.250% due 05/10/2021		6,972	8,053
7.707% due 10/02/2022		3,672	4,120
7.875% due 01/02/2020		2,080	2,205
CVS Pass-Through Trust
4.163% due 08/11/2036		7,331	7,604
5.773% due 01/10/2033		6,305	7,269
5.880% due 01/10/2028		1,656	1,888
7.507% due 01/10/2032		4,465	5,705
D.R. Horton, Inc.
5.625% due 01/15/2016		12,500	13,062
6.500% due 04/15/2016		14,000	14,840
Delta Air Lines Pass-Through Trust
4.750% due 11/07/2021		1,124	1,197
6.200% due 01/02/2020		5,714	6,285
7.750% due 06/17/2021		10,161	11,762
DISH DBS Corp.
5.875% due 11/15/2024		21,297	21,457

7.125% due 02/01/2016		13,875	14,621
7.750% due 05/31/2015		11,436	11,765
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	13,118	21,161
6.875% due 02/15/2021		5,000	7,910
6.875% due 05/09/2025		15,750	25,162
FBG Finance Pty. Ltd.
5.125% due 06/15/2015		$2,000	2,040
Greene King Finance PLC
5.702% due 12/15/2034	GBP	427	631
Gulfport Energy Corp.
7.750% due 11/01/2020		$5,200	5,109
HCA, Inc.
3.750% due 03/15/2019		39,602	39,751
4.750% due 05/01/2023		32,500	33,150
5.875% due 03/15/2022		2,900	3,183
6.375% due 01/15/2015		7,269	7,287
6.500% due 02/15/2016		2,800	2,930
6.500% due 02/15/2020		46,500	52,219
7.190% due 11/15/2015		900	942
HD Supply, Inc.
5.250% due 12/15/2021		8,762	8,937
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	66,300	65,866
5.014% due 12/27/2017		3,400	3,374
Hema Bondco BV
5.332% due 06/15/2019		5,500	5,224
6.250% due 06/15/2019 (i)		3,100	3,189
8.500% due 12/15/2019		4,500	3,376
iHeartCommunications, Inc.
9.000% due 03/01/2021		$48,177	47,394
9.000% due 09/15/2022		156,600	153,859
10.000% due 01/15/2018		7,300	6,333
IHS, Inc.
5.000% due 11/01/2022		4,142	4,121
Ineos Finance PLC
7.250% due 02/15/2019	EUR	53,300	66,108
7.500% due 05/01/2020		$4,400	4,637
8.375% due 02/15/2019		58,900	62,802
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		18,780	18,264
Jaguar Holding Co.
9.500% due 12/01/2019		500	538
Jaguar Land Rover Automotive PLC
8.125% due 05/15/2021		1,000	1,100
Kinder Morgan, Inc.
5.300% due 12/01/2034		4,509	4,591
5.550% due 06/01/2045		13,200	13,570
Lukoil International Finance BV
7.250% due 11/05/2019		200	190
MGM Resorts International
6.625% due 07/15/2015		8,141	8,304
6.875% due 04/01/2016		1,400	1,463
7.500% due 06/01/2016		8,700	9,200
Mongolian Mining Corp.
8.875% due 03/29/2017		2,125	1,403
Novasep Holding S.A.S.
8.000% due 12/15/2016		389	369
Numericable SFR
4.875% due 05/15/2019		148,866	148,122
5.375% due 05/15/2022	EUR	9,000	11,266
5.625% due 05/15/2024		4,900	6,159
6.000% due 05/15/2022		$10,600	10,672
6.250% due 05/15/2024		51,734	52,187
NXP BV
3.500% due 09/15/2016		11,000	11,137
OGX Austria GmbH
8.375% due 04/01/2022 ^		39,820	593
8.500% due 06/01/2018 ^		136,860	854
Omnicare, Inc.
4.750% due 12/01/2022		3,787	3,853
5.000% due 12/01/2024		2,800	2,884
Perstorp Holding AB
8.750% due 05/15/2017		44,750	44,079
9.000% due 05/15/2017 (i)	EUR	35,150	43,324
Pertamina Persero PT
6.450% due 05/30/2044		$24,600	25,744
Petrobras International Finance Co. S.A.
3.500% due 02/06/2017		1,807	1,730
3.875% due 01/27/2016		9,855	9,695
5.375% due 01/27/2021		200	186
5.750% due 01/20/2020		28,696	27,758
5.875% due 03/01/2018		14,205	13,906
7.875% due 03/15/2019		58,850	62,226
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		5,751	2,617

5.375% due 04/12/2027		33,529	11,911
6.000% due 11/15/2026		10,300	3,811
8.500% due 11/02/2017		3,834	2,203
Priory Group PLC
7.000% due 02/15/2018	GBP	5,908	9,576
QVC, Inc.
4.450% due 02/15/2025		$7,237	7,087
5.450% due 08/15/2034		7,237	7,083
Regency Energy Partners LP
5.875% due 03/01/2022		5,200	5,213
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		69,880	71,976
6.875% due 02/15/2021		4,500	4,719
7.875% due 08/15/2019		150	158
Rockies Express Pipeline LLC
3.900% due 04/15/2015		23,755	23,696
5.625% due 04/15/2020		4,462	4,406
6.000% due 01/15/2019		27,392	27,597
6.875% due 04/15/2040		5,252	5,633
Russian Railways via RZD Capital PLC
3.374% due 05/20/2021	EUR	28,100	25,332
Russian Railways Via RZD Capital PLC
5.700% due 04/05/2022		$37,320	29,579
5.739% due 04/03/2017		64,100	60,863
7.487% due 03/25/2031	GBP	50,589	68,735
Schaeffler Finance BV
3.250% due 05/15/2019	EUR	6,300	7,728
3.500% due 05/15/2022		5,400	6,674
4.250% due 05/15/2021		$9,300	9,114
7.750% due 02/15/2017		3,730	4,103
Schaeffler Holding Finance BV (5.750% Cash or 6.500% PIK)
5.750% due 11/15/2021 (c)	EUR	8,212	10,620
Scientific Games International, Inc.
7.000% due 01/01/2022		$10,017	10,192
Sequa Corp.
7.000% due 12/15/2017		2,000	1,810
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		22,529	23,317
Spirit Issuer PLC
3.260% due 12/28/2031	GBP	11,682	17,843
5.472% due 12/28/2034		19,813	30,417
6.582% due 12/28/2027		14,889	24,250
STHI Holding Corp.
8.000% due 03/15/2018		$1,000	1,046
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		9,500	9,790
5.125% due 02/22/2021		3,000	3,365
Tenet Healthcare Corp.
4.375% due 10/01/2021		23,481	23,422
4.500% due 04/01/2021		23,800	23,949
Tesoro Logistics LP
5.500% due 10/15/2019		2,340	2,328
6.250% due 10/15/2022		5,320	5,333
Times Square Hotel Trust
8.528% due 08/01/2026		1,855	2,413
Toll Brothers Finance Corp.
8.910% due 10/15/2017		14,500	16,892
Trinseo Materials Operating S.C.A.
8.750% due 02/01/2019		19,862	20,234
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		4,466	4,555
4.625% due 12/03/2026		4,347	4,565
5.900% due 04/01/2026		2,236	2,493
7.125% due 04/22/2025		1,223	1,424
UAL Pass-Through Trust
9.750% due 07/15/2018		5,062	5,619
10.400% due 05/01/2018		23,449	26,129
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	2,379	3,633
6.542% due 03/30/2021		11,242	18,125
United Airlines Pass-Through Trust
4.000% due 10/11/2027		$5,100	5,177
Universal Health Services, Inc.
3.750% due 08/01/2019		7,300	7,309
Univision Communications, Inc.
6.750% due 09/15/2022		39,430	42,387
6.875% due 05/15/2019		2,000	2,088
7.875% due 11/01/2020		7,750	8,292
UPC Holding BV
8.375% due 08/15/2020	EUR	7,650	9,951
UPCB Finance Ltd.
6.375% due 07/01/2020 (i)		21,950	27,922
7.625% due 01/15/2020 (i)		19,400	24,502
Valeant Pharmaceuticals International
7.000% due 10/01/2020		$3,500	3,710

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		4,900	4,170
Virgin Australia Trust
5.000% due 04/23/2025		3,431	3,534
6.000% due 04/23/2022		800	820
Welltec A/S
8.000% due 02/01/2019		6,000	5,640
Western Express, Inc.
12.500% due 04/15/2015		3,720	3,515
Westmoreland Coal Co.
8.750% due 01/01/2022		10,637	10,504
Wind Acquisition Finance S.A.
4.000% due 07/15/2020	EUR	41,400	49,330
4.082% due 07/15/2020		4,300	4,995
WMG Acquisition Corp.
6.000% due 01/15/2021		$900	905
WR Grace & Co-Conn
5.125% due 10/01/2021		2,805	2,882
Wyndham Worldwide Corp.
5.625% due 03/01/2021		1,000	1,120

			2,865,403

UTILITIES 4.0%
AES Corp.
7.375% due 07/01/2021		350	397
9.750% due 04/15/2016		666	729
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		45,450	47,018
Dynegy Finance, Inc.
6.750% due 11/01/2019		57,200	58,272
7.375% due 11/01/2022		54,410	55,430
7.625% due 11/01/2024		7,880	8,047
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		75,790	55,705
6.000% due 11/27/2023		246,180	196,944
Gazprom OAO Via Gaz Capital S.A.
4.300% due 11/12/2015		2,700	2,638
4.364% due 03/21/2025	EUR	1,700	1,759
4.950% due 05/23/2016		$20,800	20,008
4.950% due 02/06/2028		77,300	59,134
5.092% due 11/29/2015		50,620	49,734
5.875% due 06/01/2015	EUR	20,600	24,803
5.999% due 01/23/2021		$107,924	94,973
6.212% due 11/22/2016		20,000	19,350
6.510% due 03/07/2022		30,600	27,547
6.605% due 02/13/2018	EUR	10,150	12,052
7.288% due 08/16/2037		$80,399	73,284
8.125% due 02/04/2015	EUR	7,400	8,945
8.146% due 04/11/2018		$30,750	30,596
8.625% due 04/28/2034		165,524	166,766
9.250% due 04/23/2019		165,677	169,736
Illinois Power Generating Co.
6.300% due 04/01/2020		12,615	10,597
7.000% due 04/15/2018		18,925	16,843
7.950% due 06/01/2032		3,800	3,344
Korea Electric Power Corp.
3.000% due 10/05/2015		2,000	2,031
Midwest Generation LLC
8.560% due 01/02/2016		205	207
NGPL PipeCo LLC
7.119% due 12/15/2017		24,140	23,838
7.768% due 12/15/2037		30,688	31,916
9.625% due 06/01/2019		23,453	23,629
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		30,300	22,725
6.604% due 02/03/2021		4,650	4,011
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		20,825	19,575
Perusahaan Listrik Negara PT
5.250% due 10/24/2042		800	733
Petrobras Global Finance BV
1.852% due 05/20/2016		15,357	14,709
2.000% due 05/20/2016		10,342	9,904
2.371% due 01/15/2019		7,931	7,055
2.603% due 03/17/2017		31,901	29,528
3.123% due 03/17/2020		8,246	7,467
3.250% due 03/17/2017		1,518	1,435
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.332% due 09/30/2027		250	291
Rosneft Finance S.A.
6.625% due 03/20/2017		10,200	9,537
7.250% due 02/02/2020		1,300	1,129
7.875% due 03/13/2018		5,200	4,819

Rosneft Oil Co. Via Rosneft International Finance Ltd.
3.149% due 03/06/2017		10,800	9,585
4.199% due 03/06/2022		24,400	17,903
Sierra Hamilton LLC
12.250% due 12/15/2018		15,300	14,229
Sprint Capital Corp.
8.750% due 03/15/2032		1,500	1,459
Sprint Communications, Inc.
6.000% due 12/01/2016		9,200	9,641
Sprint Corp.
7.125% due 06/15/2024		43,882	41,030
7.875% due 09/15/2023		2,900	2,877
Tenaska Alabama Partners LP
7.000% due 06/30/2021		845	898
Tokyo Electric Power Co., Inc.
1.360% due 08/12/2015	JPY	230,000	1,922
1.590% due 12/28/2015		60,000	502
1.970% due 06/27/2016		50,000	422
2.060% due 08/31/2016		90,000	761
2.080% due 05/31/2016		210,000	1,773
2.125% due 03/24/2017	CHF	3,000	3,010
4.100% due 05/29/2015	JPY	2,000,000	16,895
Verizon Communications, Inc.
4.400% due 11/01/2034		$8,512	8,489
VimpelCom Holdings BV
5.950% due 02/13/2023		43,000	33,088
Yellowstone Energy LP
5.750% due 12/31/2026		6,257	5,868

			1,599,542

Total Corporate Bonds & Notes (Cost $9,183,235)			8,704,054

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
SL Green Operating Partnership LP
3.000% due 10/15/2017		25,000	36,906
INDUSTRIALS 0.0%
Peabody Energy Corp.
4.750% due 12/15/2066		700	371

Total Convertible Bonds & Notes (Cost $25,750)			37,277

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		7,500	10,983
6.918% due 04/01/2040		7,000	9,932

Total Municipal Bonds & Notes (Cost $14,412)			20,915

U.S. GOVERNMENT AGENCIES 3.4%
Fannie Mae
0.215% due 12/25/2036		157	154
0.290% due 03/25/2034		45	45
0.320% due 08/25/2034		20	20
0.375% due 09/25/2031		2,487	2,301
0.520% due 03/25/2044		23	23
0.562% due 04/18/2028 - 09/18/2031		11	11
0.570% due 11/25/2021 - 08/25/2036		104	105
0.620% due 07/25/2021		7	7
0.792% due 02/25/2022 (a)		295,466	12,802
0.870% due 08/25/2022		5	5
0.970% due 05/25/2022		4	4
0.983% due 09/25/2022 (a)		112,437	6,403
1.020% due 05/25/2018 - 10/25/2020		15	16
1.070% due 05/25/2021 - 10/25/2021		25	26
1.171% due 09/25/2022		4	4
1.184% due 09/25/2018 (a)		187,597	6,170
1.315% due 10/01/2044		8	8
1.362% due 11/01/2028		162	166
1.370% due 01/25/2024		15	15
1.470% due 11/25/2021		19	20
1.490% due 04/25/2023		5	5
1.515% due 10/01/2040		63	65
1.740% due 02/01/2034		1,604	1,661
1.776% due 07/01/2032		350	369
1.820% due 02/01/2032		42	42
1.830% due 03/25/2022		9	9
1.840% due 12/01/2035		21	21
1.880% due 09/25/2022		4	4

1.885% due 12/01/2034	205	212
1.910% due 04/01/2017	1	1
1.917% due 10/01/2017 - 11/01/2020	57	58
1.920% due 01/01/2018	13	13
1.925% due 11/01/2033	66	70
1.926% due 09/01/2017 - 03/01/2033	42	43
1.930% due 01/25/2022	19	20
1.935% due 08/01/2033	100	107
1.949% due 03/01/2020	5	5
1.983% due 01/01/2018	3	3
2.000% due 08/01/2018	17	17
2.022% due 07/01/2019	30	31
2.025% due 11/01/2033	13	13
2.080% due 06/01/2025	2	2
2.125% due 07/01/2032	89	90
2.155% due 12/01/2035	6	6
2.158% due 04/01/2033	6	6
2.160% due 10/01/2034	187	192
2.200% due 08/01/2017	6	7
2.201% due 07/01/2017	1	1
2.207% due 09/01/2033	13	14
2.212% due 10/01/2032	20	22
2.250% due 07/01/2025 - 08/01/2032	93	93
2.256% due 09/01/2035	20	21
2.275% due 02/01/2032	17	17
2.284% due 09/01/2017	4	4
2.287% due 07/01/2025	1	1
2.290% due 06/01/2019	4	4
2.295% due 01/01/2019 - 10/01/2025	35	36
2.299% due 07/01/2032	10	11
2.315% due 05/01/2024	35	35
2.325% due 05/01/2024	81	82
2.340% due 12/01/2032 - 12/01/2033	60	64
2.343% due 10/01/2033	1	1
2.346% due 03/01/2033	234	244
2.354% due 07/01/2018	1	1
2.355% due 08/01/2032	7	7
2.364% due 01/25/2022 (a)	50,268	5,649
2.370% due 04/01/2032 - 10/01/2035	317	322
2.375% due 09/01/2024	86	88
2.395% due 11/01/2029 - 06/01/2032	291	301
2.399% due 04/01/2028	14	14
2.400% due 04/01/2024	7	7
2.420% due 03/01/2034	23	24
2.425% due 01/01/2035	136	137
2.450% due 08/01/2017	3	3
2.464% due 10/01/2036	9	9
2.500% due 07/01/2017 - 08/25/2042	83,379	84,256
2.555% due 05/01/2019	3	3
2.622% due 09/01/2030	31	34
2.716% due 03/01/2036	15	16
2.722% due 10/01/2025	2	2
2.755% due 05/01/2018	12	12
2.777% due 03/01/2036	134	136
2.818% due 09/01/2024	4	4
2.831% due 12/01/2027	3	3
2.832% due 01/01/2028	2	2
2.875% due 10/01/2016 - 09/01/2024	42	43
2.909% due 01/01/2029	52	55
2.950% due 07/01/2036	19	19
2.957% due 01/01/2018	2	2
3.000% due 09/01/2016 - 01/01/2045	16,793	17,454
3.000% due 06/25/2042 (a)	13,693	1,972
3.500% due 07/01/2026 - 01/01/2045	28,282	29,484
3.541% due 08/01/2026	5	5
3.840% due 08/01/2021	19,084	20,755
3.875% due 01/01/2027	9	9
3.939% due 12/01/2027	12	13
4.000% due 05/01/2030 - 02/01/2045	255,313	274,800
4.000% due 12/25/2042 (a)	5,082	779
4.500% due 11/01/2023 - 01/01/2042	117,540	127,746
4.500% due 12/25/2042 (a)	4,395	741
4.614% due 04/01/2027	78	81
4.975% due 09/01/2022	21	21
5.000% due 08/25/2033 - 06/25/2043	98,079	110,303
5.020% due 06/01/2033	9,779	10,744
5.182% due 09/01/2018	9	9
5.500% due 08/01/2023 - 06/01/2048	32,322	36,152
5.681% due 03/25/2041 (a)	13,803	2,764
5.731% due 10/25/2043 (a)	47,875	10,856
5.861% due 06/25/2037 (a)	2,088	361
5.881% due 03/25/2037 (a)	4,094	476
5.901% due 12/25/2036 - 02/25/2037 (a)	5,898	754
5.931% due 04/25/2037 (a)	3,496	416
5.941% due 04/25/2037 (a)	6,764	789
5.981% due 08/25/2035 - 02/25/2043 (a)	22,650	3,999

6.000% due 06/25/2029 - 09/01/2040	71,642	81,435
6.131% due 01/25/2038 (a)	10,033	1,257
6.181% due 01/25/2040 (a)	11,146	2,176
6.211% due 03/25/2037 (a)	12,467	1,796
6.231% due 05/25/2037 (a)	3,383	441
6.241% due 06/25/2037 (a)	12,072	1,625
6.271% due 04/25/2037 (a)	71,876	10,050
6.281% due 12/25/2037 - 10/25/2039 (a)	20,745	2,551
6.290% due 02/25/2029	722	785
6.331% due 02/25/2037 (a)	9,357	1,426
6.381% due 10/25/2036 - 06/25/2040 (a)	10,274	1,482
6.391% due 06/25/2041 (a)	26,508	3,483
6.431% due 11/25/2035 (a)	2,430	377
6.481% due 11/25/2036 - 04/25/2037 (a)	18,009	2,553
6.500% due 06/25/2028 - 02/01/2036	516	581
6.531% due 03/25/2036 (a)	7,904	1,230
6.621% due 04/25/2037 (a)	5,605	800
6.831% due 02/25/2038 (a)	25,186	4,001
6.850% due 12/18/2027	16	19
6.900% due 05/25/2023	49	55
6.911% due 06/25/2042	39	45
7.000% due 07/25/2022 - 01/25/2048	736	844
7.031% due 02/25/2037 (a)	2,330	349
7.500% due 07/25/2022 - 06/25/2042	132	149
7.580% due 01/17/2040	238	249
8.000% due 07/25/2022	23	25
8.500% due 06/25/2030	290	343
8.600% due 08/25/2019	66	72
9.661% due 08/25/2043	2,339	2,455
16.859% due 03/25/2038	2,309	2,957
17.540% due 04/25/2023 (a)	61	20
Fannie Mae Strips
3.500% due 02/25/2043 (a)	26,000	5,378
Freddie Mac
0.361% due 03/15/2031	152	153
0.430% due 08/25/2031	26	25
0.660% due 01/25/2021 (a)	106,505	3,149
0.748% due 03/25/2020 (a)	44,907	1,415
0.839% due 01/25/2023 (a)	191,381	10,110
1.362% due 06/25/2021 (a)	59,918	3,957
1.390% due 11/25/2019 (a)	132,982	7,296
1.433% due 12/25/2021 (a)	113,008	8,922
1.515% due 07/25/2044	20	20
1.537% due 03/25/2019 (a)	52,435	2,929
1.578% due 10/25/2018 (a)	68,790	3,592
1.685% due 08/25/2016 (a)	67,989	1,285
1.746% due 09/25/2018 (a)	31,175	1,758
1.751% due 10/15/2023	412	429
1.790% due 02/01/2037	9	10
1.852% due 05/01/2035	104	109
1.875% due 04/01/2017	71	74
2.000% due 01/01/2020	9	9
2.040% due 01/01/2037	297	308
2.100% due 02/01/2033 - 06/01/2033	25	26
2.120% due 08/01/2034	2	2
2.137% due 05/01/2019	2	2
2.175% due 06/01/2019	14	14
2.200% due 09/01/2036	2	2
2.216% due 04/01/2036	20	21
2.229% due 06/01/2037	4	4
2.258% due 09/01/2037	19	21
2.295% due 09/01/2037	17	19
2.301% due 08/01/2024	5	5
2.306% due 05/01/2029	58	61
2.339% due 09/01/2023	7	7
2.344% due 01/01/2035	116	124
2.348% due 01/01/2033 - 05/01/2033	59	63
2.349% due 10/01/2032	48	50
2.350% due 01/01/2033 - 09/01/2033	183	194
2.355% due 09/01/2031 - 07/01/2033	201	208
2.359% due 07/01/2034	143	154
2.363% due 09/01/2034	116	123
2.367% due 01/01/2035	153	162
2.369% due 04/01/2033	3	3
2.370% due 09/01/2037	5	6
2.375% due 07/01/2017 - 05/01/2037	174	180
2.377% due 08/01/2037	5	6
2.383% due 09/01/2033	10	10
2.385% due 07/01/2025	61	63
2.405% due 11/01/2017	4	4
2.427% due 12/01/2034	30	32
2.428% due 02/01/2026	45	46
2.445% due 03/01/2031	43	44
2.457% due 12/01/2037	7	8
2.480% due 11/01/2036	6	7
2.493% due 12/01/2033 - 08/01/2036	176	190

2.498% due 02/01/2036	17	18
2.500% due 10/01/2024 - 08/01/2027	32,183	32,818
2.510% due 02/01/2018	10	11
2.516% due 03/01/2032	376	397
2.520% due 04/01/2036	22	24
2.523% due 11/01/2029	282	301
2.542% due 07/01/2033	102	109
2.550% due 06/01/2019	24	24
2.594% due 09/01/2024	18	18
2.676% due 08/01/2035	13	14
2.867% due 09/01/2018	8	8
2.905% due 03/01/2025	32	33
2.926% due 05/01/2019	137	141
2.935% due 03/01/2025	1	1
3.000% due 03/15/2027 - 02/15/2033 (a)	32,012	3,399
3.000% due 11/01/2035	155	167
3.082% due 01/25/2019 (a)	25,435	2,528
3.500% due 08/15/2042	7,595	7,559
3.615% due 06/25/2041 (a)	3,500	679
4.000% due 04/15/2019 - 01/15/2041	34,450	36,144
4.500% due 11/15/2040	24,126	26,910
5.000% due 02/15/2024 - 05/15/2038	17,638	19,108
5.059% due 03/15/2036 (a)	5,085	406
5.500% due 08/15/2036 - 06/15/2041	88,532	99,569
5.625% due 07/01/2037 - 02/01/2038	983	1,101
5.789% due 11/15/2037 (a)	20,763	2,280
5.889% due 08/15/2037 (a)	3,108	384
6.000% due 03/15/2017 - 02/15/2032	6,846	7,481
6.039% due 06/15/2038 - 10/15/2042 (a)	27,022	4,914
6.279% due 03/15/2037 (a)	15,018	2,121
6.289% due 03/15/2037 - 06/15/2039 (a)	6,818	1,102
6.389% due 09/15/2036 (a)	8,244	1,076
6.409% due 09/15/2036 (a)	4,255	574
6.489% due 04/15/2036 - 05/15/2036 (a)	26,198	4,410
6.500% due 11/15/2021 - 04/15/2029	594	661
6.539% due 04/15/2026 - 03/15/2036 (a)	7,394	1,120
6.589% due 01/15/2037 (a)	2,908	387
6.750% due 01/15/2024	15	16
6.939% due 06/15/2032 (a)	5,567	406
6.989% due 08/15/2036 (a)	7,355	1,132
7.000% due 05/15/2021 - 12/01/2047	1,341	1,509
7.039% due 07/15/2034 (a)	2,164	251
7.250% due 09/15/2030	46	52
7.500% due 11/15/2021 - 09/15/2030	400	454
7.594% due 12/15/2042	5,160	5,217
8.500% due 06/15/2031	189	224
8.875% due 05/15/2023	19	23
9.000% due 09/15/2020 - 02/15/2021	66	71
9.578% due 01/15/2041	2,177	2,311
10.538% due 02/15/2040	605	661
15.778% due 12/15/2031 - 02/15/2032	2,787	3,807
16.473% due 09/15/2034	3,626	4,330
17.950% due 02/15/2024	21	31
19.557% due 02/15/2024	54	78
19.992% due 11/15/2023	65	95
20.512% due 10/15/2031	84	134
Freddie Mac Strips
3.000% due 12/15/2042 (a)	76,145	14,560
3.500% due 12/15/2042 (a)	22,625	4,746
9.263% due 11/15/2043	54,403	59,656
9.423% due 08/15/2044	26,244	28,313
Ginnie Mae
0.829% due 03/16/2051 (a)	3,837	161
0.956% due 08/16/2048 (a)	28,484	1,787
1.347% due 11/16/2043 (a)	82,819	5,365
1.460% due 10/16/2053 (a)	11,247	731
1.625% due 06/20/2022 - 01/20/2035	690	720
2.000% due 08/20/2027	2	2
2.125% due 08/20/2033	15	15
3.500% due 01/20/2042 - 03/20/2043 (a)	15,638	1,495
4.000% due 10/15/2039	14	15
4.000% due 03/20/2043 (a)	12,198	1,493
5.000% due 07/20/2033	643	704
5.500% due 04/20/2037	76	89
5.625% due 07/20/2037 - 01/20/2038	1,299	1,450
5.985% due 03/20/2043 (a)	79,629	11,995
6.100% due 06/15/2028 - 03/15/2029	1,109	1,256
6.490% due 01/15/2028 - 01/15/2029	1,008	1,151
27.596% due 03/20/2031	566	1,054
Small Business Administration
5.370% due 04/01/2028	882	981
7.100% due 02/01/2017	9	9
7.190% due 12/01/2019	136	147
7.590% due 01/01/2020	50	54

Vendee Mortgage Trust
6.500% due 09/15/2024		130	145

Total U.S. Government Agencies (Cost $1,368,625)			1,369,972

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Floating Rate Notes
0.110% due 07/31/2016 (k)(m)		40,674	40,676
U.S. Treasury Inflation Protected Securities (f)
0.625% due 07/15/2021 (k)(m)		526,730	534,508
2.375% due 01/15/2025 (i)(m)		983,755	1,157,603
U.S. Treasury Notes
0.875% due 09/15/2016 (k)		75	76

Total U.S. Treasury Obligations (Cost $1,751,771)			1,732,863

MORTGAGE-BACKED SECURITIES 25.6%
Adjustable Rate Mortgage Trust
0.420% due 10/25/2035		441	401
0.420% due 03/25/2036		1,525	983
0.710% due 01/25/2036		1,695	1,473
2.377% due 08/25/2036		11,138	7,684
2.522% due 07/25/2035		6,214	5,997
2.575% due 10/25/2035 ^		4,873	4,879
2.593% due 01/25/2036 ^		21,966	19,847
2.622% due 11/25/2035 ^		1,705	1,467
2.627% due 01/25/2036		3,825	3,335
2.627% due 02/25/2036		4,270	3,472
2.758% due 09/25/2035		4,145	3,694
4.817% due 11/25/2035 ^		669	591
4.909% due 11/25/2035 ^		5,524	5,067
5.026% due 01/25/2036 ^		882	805
American General Mortgage Loan Trust
0.000% due 09/25/2048		460,692	440,394
1.000% due 09/25/2048		346,078	339,112
American Home Mortgage Assets Trust
0.360% due 05/25/2046 ^		20,943	15,203
0.360% due 12/25/2046		35,192	24,871
0.360% due 06/25/2047		298	203
1.033% due 11/25/2046		21,019	11,648
1.073% due 09/25/2046		1,110	790
American Home Mortgage Investment Trust
0.470% due 11/25/2045		677	546
0.470% due 05/25/2047		5,600	2,335
1.833% due 10/25/2034		4,117	3,976
2.069% due 10/25/2034		578	581
2.082% due 12/25/2035		677	475
2.082% due 11/25/2045 ^		48,672	38,601
2.326% due 06/25/2045		2,307	2,287
2.332% due 02/25/2045		28,431	28,400
ASG Resecuritization Trust
2.287% due 03/26/2037		327	326
Asti Finance SRL
0.781% due 05/27/2050	EUR	14,628	17,545
AyT Hipotecario FTH
0.322% due 09/15/2035		2,373	2,825
0.352% due 03/18/2035		2,143	2,555
Banc of America Alternative Loan Trust
0.570% due 05/25/2035 ^		$2,097	1,645
0.570% due 06/25/2046 ^		145	98
4.750% due 02/25/2019		27	28
5.500% due 07/25/2020		116	118
5.500% due 07/25/2033		13,713	13,981
5.500% due 10/25/2033		16,242	16,810
5.500% due 12/25/2035 ^		342	313
5.750% due 04/25/2034		1,525	1,573
6.000% due 03/25/2021		64	65
6.000% due 11/25/2034		79	82
6.000% due 12/25/2034		75	78
6.000% due 08/25/2035 ^		2,764	2,355
6.000% due 06/25/2046 ^		618	511
6.000% due 07/25/2046 ^		2,323	1,874
6.166% due 11/25/2021		638	624
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		35,809	38,401
5.585% due 04/10/2049		4,000	4,061
Banc of America Funding Ltd
0.414% due 10/03/2039		93,244	92,017
Banc of America Funding Trust
0.325% due 02/20/2047		15,784	14,167
0.475% due 09/20/2035		8,694	6,333
0.670% due 07/25/2036 ^		112	84
0.670% due 07/26/2036		822	809
2.008% due 01/26/2037		38	38
2.093% due 06/20/2035 ^		1,649	1,096

2.606% due 07/20/2036		19,592	19,261
2.634% due 05/25/2035		92	86
2.669% due 12/20/2034		796	672
2.686% due 03/20/2035		1,120	1,122
2.708% due 09/20/2035 ^		950	733
2.799% due 01/20/2047 ^		399	320
2.838% due 03/20/2036		996	846
2.900% due 05/20/2034		1,255	1,265
2.921% due 10/20/2046 ^		593	450
5.062% due 09/20/2035		79	77
5.075% due 11/20/2035		11,053	8,502
5.293% due 05/20/2036		684	663
5.406% due 09/20/2046 ^		4,955	4,167
5.500% due 09/25/2034		223	225
5.500% due 09/25/2035		1,544	1,600
5.500% due 03/25/2036 ^		366	351
5.627% due 03/20/2036		193	177
5.888% due 04/25/2037 ^		945	820
6.000% due 09/25/2036 ^		7,952	6,824
6.000% due 08/25/2037 ^		682	636
Banc of America Mortgage Trust
2.315% due 11/25/2034		160	153
2.496% due 03/25/2034		37	37
2.496% due 11/25/2035 ^		2,093	1,867
2.497% due 12/25/2033		275	275
2.497% due 04/25/2034		55	55
2.498% due 08/25/2034		696	697
2.532% due 07/25/2034		56	57
2.537% due 05/25/2034		19	19
2.616% due 12/25/2034		434	425
2.622% due 05/25/2033		38	38
2.630% due 04/25/2035 ^		1,582	1,469
2.637% due 07/25/2035 ^		3,021	2,815
2.641% due 09/25/2033		443	442
2.644% due 09/25/2034		5,183	5,102
2.658% due 05/25/2035 ^		222	207
2.674% due 05/25/2034		1,461	1,459
2.680% due 06/25/2035		400	386
2.685% due 01/25/2036 ^		579	473
2.687% due 10/25/2035 ^		82	74
2.690% due 08/25/2034		586	578
2.691% due 09/25/2035 ^		1,634	1,514
2.693% due 02/25/2034		2,545	2,530
2.699% due 11/25/2035 ^		826	765
2.702% due 12/25/2033		169	170
2.705% due 01/25/2035		38	36
2.720% due 02/25/2035		919	906
2.730% due 05/25/2033		8	8
2.730% due 10/25/2034		759	762
2.730% due 02/25/2036 ^		2,902	2,494
2.775% due 01/25/2034		801	805
2.804% due 08/25/2033		85	85
2.888% due 11/20/2046 ^		132	111
3.000% due 04/25/2033		184	181
3.030% due 02/25/2033		109	108
3.069% due 03/25/2033		447	449
3.322% due 07/20/2032		187	190
5.000% due 08/25/2019		41	42
5.053% due 09/25/2035		421	416
5.190% due 02/25/2035		920	903
5.250% due 07/25/2035		350	333
5.500% due 09/25/2035		697	675
5.500% due 10/25/2035		1,858	1,770
5.500% due 11/25/2035		6,531	6,177
5.503% due 06/25/2035		1,161	1,144
6.000% due 09/25/2037 ^		820	755
6.500% due 10/25/2031		41	43
6.500% due 09/25/2033		47	49
Bankinter Fondo de Titulizacion de Activos
0.252% due 12/15/2040	EUR	5,283	6,222
Bayview Commercial Asset Trust
0.450% due 01/25/2037		$163	146
4.972% due 05/25/2038 (a)		222,596	13,874
BCAP LLC Trust
0.365% due 07/26/2036		363	272
0.390% due 05/25/2047 ^		14,077	10,696
2.107% due 11/26/2045		19,469	14,278
2.120% due 05/26/2036		1,307	1,295
2.362% due 05/26/2036		19,976	16,715
2.537% due 10/26/2035		10,365	6,837
2.550% due 11/27/2037		20,518	20,093
2.589% due 10/26/2033		19	16
2.592% due 06/26/2035		135	120
2.597% due 10/26/2035		26,049	26,243
2.601% due 03/26/2035		68	57
2.639% due 11/26/2035		2,103	1,787

2.640% due 02/26/2036		74	66
2.667% due 11/26/2035		36,231	26,231
2.702% due 09/26/2035		46	27
2.955% due 05/26/2047		21,652	17,145
5.124% due 01/26/2036		4,011	2,436
5.215% due 10/26/2037		12,675	11,295
5.250% due 02/26/2036		2,791	2,567
5.250% due 04/26/2037		5,461	5,157
5.500% due 12/26/2035		2,000	2,036
5.750% due 04/25/2037		13,817	11,703
5.999% due 07/26/2036		18,582	13,941
6.262% due 08/26/2022		177	152
BCC Mortgages PLC
0.242% due 03/12/2038	EUR	10,202	12,126
Bear Stearns Adjustable Rate Mortgage Trust
2.228% due 04/25/2033		$260	261
2.257% due 02/25/2036 ^		413	384
2.290% due 08/25/2035		172	174
2.314% due 04/25/2034		1,271	1,265
2.315% due 08/25/2035		46,977	44,523
2.360% due 02/25/2036		438	438
2.430% due 10/25/2035		1,394	1,379
2.437% due 08/25/2033		223	227
2.445% due 07/25/2034		737	723
2.484% due 02/25/2036 ^		1,442	1,205
2.509% due 01/25/2035		831	806
2.532% due 10/25/2034		1,542	1,375
2.546% due 08/25/2035		2,021	1,783
2.557% due 02/25/2036 ^		70	55
2.579% due 10/25/2034		311	307
2.595% due 01/25/2035		178	181
2.641% due 08/25/2035		22,179	21,541
2.656% due 03/25/2035		2,482	2,427
2.657% due 01/25/2035		3,202	3,195
2.660% due 11/25/2034		1,706	1,716
2.662% due 02/25/2035		5,234	5,249
2.695% due 11/25/2034		82	80
2.699% due 04/25/2034		2,527	2,510
2.733% due 04/25/2034		1,475	1,430
2.733% due 01/25/2035		150	147
2.810% due 04/25/2034		1,031	1,018
2.847% due 07/25/2034		620	610
2.955% due 05/25/2047 ^		1,516	1,306
2.957% due 07/25/2034		3	3
2.995% due 11/25/2034		48	47
3.013% due 11/25/2034		445	447
4.781% due 03/25/2035		2,224	2,185
4.833% due 08/25/2047 ^		4,114	3,822
4.899% due 06/25/2047 ^		15,556	14,076
4.979% due 07/25/2036 ^		10,921	9,715
5.133% due 08/25/2035		4,816	4,309
5.417% due 02/25/2036		337	304
5.477% due 05/25/2037		8,642	7,674
Bear Stearns ALT-A Trust
0.330% due 02/25/2034		133	120
0.490% due 08/25/2036		33,956	22,861
0.490% due 11/25/2036		9,044	6,571
0.490% due 06/25/2046 ^		25,447	18,343
0.610% due 07/25/2035		577	568
0.610% due 04/25/2036		16,909	12,587
0.650% due 02/25/2036		7,340	6,124
0.810% due 04/25/2034		548	536
0.810% due 07/25/2034		88	85
0.910% due 11/25/2034		176	175
1.100% due 11/25/2034		17,392	11,898
2.308% due 01/25/2035		307	285
2.340% due 02/25/2036		4,875	4,083
2.351% due 01/25/2036 ^		17,974	14,547
2.454% due 04/25/2035		3,797	3,678
2.466% due 04/25/2035		1,281	1,064
2.482% due 02/25/2036 ^		788	588
2.484% due 08/25/2036 ^		426	258
2.499% due 01/25/2034		214	197
2.521% due 09/25/2034		131	128
2.534% due 06/25/2034		2,416	2,396
2.554% due 05/25/2035		883	874
Bear Stearns Alt-A Trust
2.585% due 09/25/2047 ^		467	333
Bear Stearns ALT-A Trust
2.612% due 09/25/2035		17,171	14,767
2.638% due 04/25/2035		1,743	1,606
2.639% due 02/25/2034		310	319
2.641% due 09/25/2035 ^		26,878	21,797
2.646% due 04/25/2035		3,431	3,316
2.653% due 11/25/2036		9,014	7,199
2.655% due 03/25/2036 ^		2,227	1,643

2.667% due 11/25/2035 ^		960	757
2.677% due 09/25/2035 ^		122	94
2.677% due 08/25/2036 ^		7,429	5,462
2.764% due 05/25/2036 ^		26	19
2.765% due 01/25/2035		630	517
2.776% due 01/25/2047		6,477	4,902
2.817% due 02/25/2036 ^		22,630	18,243
3.603% due 09/25/2034		329	322
4.921% due 07/25/2035 ^		26,606	22,203
5.038% due 11/25/2035 ^		21,162	16,266
5.168% due 05/25/2035		7,788	7,216
5.401% due 05/25/2036 ^		21,039	16,062
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030		11,394	12,301
Bear Stearns Deutsche Bank Trust
0.861% due 09/15/2027 (a)		42,230	1,618
Bear Stearns Mortgage Funding Trust
0.340% due 03/25/2037		99,256	80,627
0.350% due 06/25/2037		6,503	5,556
0.380% due 06/25/2037		145,860	120,941
Bear Stearns Mortgage Securities, Inc. Commercial Mortgage Pass-Through Certificates
6.000% due 07/15/2031		1,549	1,584
Bear Stearns Structured Products, Inc.
2.337% due 12/26/2046		434	340
2.591% due 01/26/2036		21,280	16,918
7.000% due 07/25/2037		45,953	29,498
Bella Vista Mortgage Trust
0.415% due 05/20/2045		604	490
Berica Residential MBS SRL
0.383% due 03/31/2048	EUR	51,861	61,609
Bluestone Securities PLC
0.755% due 06/09/2044	GBP	2,318	3,446
Business Mortgage Finance PLC
0.458% due 08/15/2040	EUR	6,778	7,924
Celtic Residential Irish Mortgage Securitisation PLC
0.262% due 11/13/2047		129,122	148,331
0.282% due 03/18/2049		127,800	142,376
0.320% due 04/10/2048		102,978	117,628
0.342% due 12/14/2048		73,750	84,199
0.820% due 12/14/2048	GBP	56,978	82,851
CFCRE Commercial Mortgage Trust
1.339% due 04/15/2044 (a)		$68,661	2,082
Chase Mortgage Finance Trust
2.479% due 03/25/2037		10,336	9,609
2.506% due 07/25/2037		17	17
2.543% due 02/25/2037		326	314
2.577% due 07/25/2037		186	185
4.684% due 01/25/2036 ^		1,169	1,094
4.761% due 12/25/2035		1,288	1,247
4.948% due 12/25/2037		1,628	1,585
5.138% due 03/25/2037		12,618	12,136
5.500% due 11/25/2035		4,147	4,182
5.628% due 09/25/2036		53	48
6.000% due 10/25/2036 ^		157	139
6.000% due 12/25/2036		233	213
6.000% due 02/25/2037 ^		3,963	3,457
6.000% due 03/25/2037 ^		1,958	1,764
6.000% due 05/25/2037 ^		24,756	21,312
6.000% due 05/25/2037		3,854	3,478
6.250% due 10/25/2036 ^		10,753	9,621
ChaseFlex Trust
0.450% due 05/25/2037		16,756	15,316
0.510% due 08/25/2037		18,317	12,405
6.350% due 08/25/2037 ^		1,864	1,505
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.350% due 05/25/2036		632	554
0.400% due 05/25/2036		654	576
0.470% due 08/25/2035		199	185
Citicorp Mortgage Securities Trust
5.500% due 10/25/2021		206	209
5.500% due 12/25/2021		248	254
5.500% due 06/25/2037		1,049	1,053
5.500% due 07/25/2037		1,293	1,263
5.750% due 06/25/2036		501	518
5.750% due 01/25/2037		87	88
6.000% due 02/25/2036		103	104
6.000% due 08/25/2036		18,790	19,414
Citigroup Commercial Mortgage Trust
0.497% due 05/15/2043 (a)		129,271	135
0.742% due 08/15/2021		335	336
5.485% due 03/17/2051		9,558	10,130
Citigroup Mortgage Loan Trust, Inc.
0.240% due 01/25/2037		665	485
1.120% due 09/25/2037		10,513	7,877
1.945% due 08/25/2035		2,720	2,625
2.342% due 10/25/2046		8,349	6,709

2.378% due 09/25/2037	4,754	4,510
2.407% due 06/25/2037	244	245
2.496% due 09/25/2037 ^	2,785	2,426
2.500% due 10/25/2035	586	582
2.510% due 03/25/2036	2,281	2,161
2.510% due 11/25/2036 ^	1,582	1,383
2.518% due 10/25/2035	131	112
2.540% due 05/25/2035	280	278
2.556% due 08/25/2035	2,590	2,577
2.577% due 09/25/2034	3,788	3,812
2.583% due 12/25/2035 ^	609	470
2.607% due 07/25/2036	109	110
2.612% due 09/25/2035 ^	1,651	1,445
2.622% due 03/25/2034	762	757
2.626% due 03/25/2036	14,922	14,399
2.666% due 10/25/2035	7,028	5,953
2.726% due 05/25/2035	924	912
2.730% due 07/25/2046 ^	759	662
2.763% due 03/25/2037	4,454	3,530
2.859% due 02/25/2034	73	72
5.250% due 03/25/2037	8,571	6,476
5.500% due 12/25/2020	283	279
5.560% due 11/25/2036	22,030	19,576
5.605% due 06/25/2036	6,938	6,294
5.716% due 07/25/2036	10,508	8,303
5.750% due 09/25/2021	16,718	15,552
5.750% due 04/25/2047	9,272	7,693
6.000% due 02/25/2037	195	198
6.483% due 11/25/2037	3,801	3,167
7.343% due 12/25/2036	53,278	45,480
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	79,617	83,897
CitiMortgage Alternative Loan Trust
5.281% due 02/25/2037 ^(a)	6,439	982
5.500% due 11/25/2021	336	337
5.500% due 04/25/2022 ^	6,613	6,773
5.750% due 12/25/2036 ^	1,172	1,003
5.750% due 03/25/2037 ^	1,933	1,668
6.000% due 07/25/2036 ^	1,034	936
6.000% due 06/25/2037	421	351
6.000% due 10/25/2037 ^	8,723	7,626
Cobalt Commercial Mortgage Trust
5.766% due 05/15/2046	47,957	51,676
Commercial Mortgage Asset Trust
6.888% due 01/17/2032	12	12
Commercial Mortgage Trust
0.151% due 04/10/2047 (a)	58,814	882
0.292% due 05/25/2019 (a)	968,675	9,765
1.216% due 07/10/2046 (a)	159,691	3,861
1.754% due 02/13/2032	4,000	3,997
2.405% due 07/10/2046 (a)	17,877	753
6.702% due 07/16/2034	2,000	2,171
Countrywide Alternative Loan Resecuritization Trust
2.543% due 03/25/2047 ^	109	108
6.000% due 11/25/2034	4,574	4,741
6.000% due 05/25/2036 ^	172	151
6.000% due 08/25/2037 ^	4,533	3,657
Countrywide Alternative Loan Trust
0.290% due 06/25/2036	4,096	3,510
0.290% due 11/25/2036	27,947	25,740
0.330% due 06/25/2036	46,702	41,333
0.330% due 12/25/2046 ^	13,929	13,923
0.330% due 02/25/2047	3,202	2,833
0.340% due 11/25/2036	36,685	33,866
0.340% due 01/25/2037 ^	18,409	17,420
0.345% due 02/20/2047	8,794	6,561
0.350% due 11/25/2036	34,832	31,874
0.350% due 05/25/2047	12,773	10,668
0.350% due 06/25/2047	23,685	19,097
0.355% due 03/20/2047	18,699	14,889
0.360% due 09/25/2046 ^	94,787	80,015
0.360% due 10/25/2046	8,103	6,926
0.365% due 07/20/2046 ^	590	412
0.370% due 02/25/2036	5,089	4,249
0.375% due 05/20/2046	55,326	40,623
0.375% due 07/20/2046 ^	3,170	2,217
0.375% due 09/20/2046	1,833	1,371
0.380% due 05/25/2035	1,863	1,590
0.380% due 07/25/2046	18,132	15,140
0.380% due 04/25/2047	25,293	19,667
0.390% due 05/25/2035	8,661	7,461
0.390% due 09/25/2047	48,565	41,655
0.430% due 07/25/2035	141	122
0.440% due 02/25/2036	3,386	2,809
0.445% due 09/20/2046	472	166
0.450% due 12/25/2035	795	701

0.460% due 11/25/2035	8,425	6,795
0.480% due 08/25/2035	3,225	2,521
0.480% due 10/25/2035	184	147
0.480% due 11/25/2035	9,070	7,522
0.485% due 11/20/2035	21,351	17,480
0.487% due 11/20/2035	50,446	40,877
0.500% due 10/25/2035	4,757	3,796
0.520% due 09/25/2034	880	779
0.520% due 09/25/2035	764	673
0.520% due 12/25/2035	38,824	33,054
0.540% due 02/25/2037 ^	825	517
0.570% due 06/25/2036 ^	190	125
0.620% due 09/25/2035 ^	394	302
0.670% due 12/25/2035 ^	6,147	4,466
0.940% due 11/25/2035	10,914	9,196
0.963% due 11/25/2046 ^	5,236	3,938
0.970% due 01/25/2036 ^	1,626	1,358
1.113% due 12/25/2035	26,593	22,293
1.170% due 08/25/2035 ^	11,259	8,691
1.213% due 08/25/2035	328	225
1.423% due 07/20/2035	1,110	900
1.513% due 08/25/2035	635	583
1.673% due 08/25/2035	12,486	11,117
1.760% due 06/25/2035	888	803
1.820% due 10/25/2034	7,642	5,664
2.423% due 08/25/2034	20,935	19,756
2.440% due 12/25/2035	282	236
2.471% due 12/25/2035 ^	1,669	1,409
2.471% due 03/25/2047 ^	15,867	13,146
2.631% due 06/25/2037	460	386
2.662% due 02/25/2037 ^	3,437	3,056
2.731% due 12/25/2034	18	18
3.557% due 08/25/2036	1,887	1,822
4.539% due 06/25/2047	19,183	16,178
4.852% due 07/25/2021 ^	30	29
4.931% due 11/25/2035 (a)	11,611	1,535
5.000% due 08/25/2035 ^	3,592	3,269
5.081% due 06/25/2036 ^(a)	24,140	4,000
5.220% due 10/25/2035 ^	84	72
5.250% due 02/25/2021 ^	609	594
5.299% due 11/25/2035 ^	843	686
5.500% due 05/25/2035	1,000	963
5.500% due 06/25/2035	582	548
5.500% due 07/25/2035	258	247
5.500% due 11/25/2035 ^	22,083	20,758
5.500% due 02/25/2036 ^	1,838	1,643
5.500% due 02/25/2036	5,081	4,615
5.750% due 06/25/2036 ^	11,191	9,930
5.750% due 07/25/2037 ^	2,696	2,416
5.750% due 04/25/2047 ^	5,373	4,651
6.000% due 12/25/2033	44	45
6.000% due 02/25/2034	3	3
6.000% due 02/25/2036 ^	92	84
6.000% due 03/25/2036	5,591	4,648
6.000% due 04/25/2036 ^	29,501	24,865
6.000% due 05/25/2036	7,840	6,576
6.000% due 05/25/2036 ^	6,462	5,438
6.000% due 08/25/2036 ^	10,618	9,585
6.000% due 02/25/2037 ^	7,348	5,867
6.000% due 04/25/2037 ^	13,257	10,487
6.000% due 04/25/2037	3,642	3,186
6.000% due 05/25/2037 ^	6,974	5,865
6.000% due 06/25/2037 ^	1,193	1,024
6.000% due 08/25/2037 ^	11,762	10,047
6.250% due 11/25/2036	9,218	7,607
6.250% due 12/25/2036 ^	6,605	5,387
6.250% due 08/25/2037 ^	1,199	1,003
6.250% due 11/25/2046 ^	5,113	4,307
6.500% due 05/25/2036 ^	6,802	6,032
6.500% due 06/25/2036 ^	761	619
6.500% due 08/25/2036 ^	947	728
6.500% due 09/25/2036 ^	10,405	9,222
6.500% due 09/25/2036	3,793	3,452
6.500% due 08/25/2037 ^	9,219	6,644
7.000% due 08/25/2034	383	402
7.250% due 08/25/2032	325	343
7.500% due 12/25/2034 ^	171	122
Countrywide Home Loan Mortgage Pass-Through Trust
0.370% due 04/25/2046	947	834
0.400% due 05/25/2035	656	559
0.440% due 04/25/2035	973	847
0.460% due 02/25/2035	352	297
0.460% due 04/25/2035	13,342	11,884
0.470% due 05/25/2035	20,793	17,961
0.490% due 03/25/2035	7,069	6,584
0.500% due 02/25/2035	2,255	2,059

0.510% due 02/25/2035	2,668	2,418
0.510% due 03/25/2036	46	25
0.520% due 02/25/2036 ^	21	15
0.540% due 02/25/2035	19,978	17,548
0.670% due 05/25/2036	7,633	5,803
0.710% due 03/25/2035	1,546	1,483
0.770% due 03/25/2035	2,414	2,182
0.930% due 09/25/2034	173	161
2.060% due 07/25/2034	476	472
2.213% due 09/25/2034	907	848
2.306% due 02/20/2036 ^	42,116	36,004
2.313% due 02/20/2036 ^	9,534	8,741
2.319% due 02/20/2036 ^	1,849	1,551
2.330% due 02/20/2036	2,251	1,931
2.362% due 09/20/2036 ^	2,748	2,403
2.367% due 03/25/2035	757	629
2.377% due 08/20/2035 ^	122	114
2.393% due 10/20/2035 ^	3,472	3,115
2.393% due 10/20/2035	14,549	13,054
2.396% due 09/20/2034	615	564
2.404% due 10/25/2033	340	340
2.418% due 11/20/2034	710	685
2.423% due 12/19/2033	56	58
2.430% due 09/25/2033	7,032	6,978
2.435% due 04/25/2035	947	857
2.458% due 12/25/2033	343	339
2.461% due 05/25/2034	334	333
2.466% due 02/20/2035	5,815	5,730
2.483% due 09/25/2034	105	80
2.491% due 06/20/2034	2,621	2,629
2.511% due 05/20/2034	236	226
2.515% due 05/20/2036	9,337	6,912
2.519% due 06/25/2033	209	206
2.523% due 06/20/2036	20,011	15,166
2.526% due 05/20/2036	4,552	3,715
2.527% due 09/25/2037 ^	9,794	8,566
2.528% due 07/19/2033	1,153	1,121
2.537% due 02/25/2034	416	407
2.538% due 09/25/2047 ^	367	330
2.550% due 03/25/2037 ^	679	542
2.581% due 02/25/2047 ^	182	152
2.589% due 08/25/2034	201	185
2.595% due 02/25/2034	52	51
2.603% due 03/25/2035	1,528	1,467
2.659% due 02/25/2034	124	116
2.729% due 05/19/2033	251	247
2.744% due 05/20/2035	4,463	4,208
4.663% due 04/25/2035 ^	596	540
4.966% due 01/25/2036 ^	5,715	5,380
5.000% due 04/25/2035	1,041	1,063
5.047% due 04/20/2036 ^	2,268	1,921
5.157% due 06/25/2047 ^	30,592	28,728
5.250% due 12/25/2027 ^	2,508	2,429
5.250% due 07/25/2034	1,073	1,060
5.500% due 04/25/2035	108	102
5.500% due 08/25/2035 ^	7,689	7,347
5.500% due 08/25/2035	1,604	1,483
5.500% due 09/25/2035	7,637	7,193
5.500% due 10/25/2035	381	385
5.500% due 11/25/2035 ^	218	208
5.500% due 01/25/2036	148	144
5.750% due 08/25/2034	877	878
5.750% due 02/25/2036	2,281	2,073
5.750% due 02/25/2037	875	831
5.750% due 05/25/2037 ^	1,395	1,335
5.750% due 07/25/2037 ^	2,561	2,408
5.750% due 07/25/2037	285	271
5.850% due 05/25/2036 ^	5,497	5,035
5.850% due 05/25/2036	3,168	2,902
6.000% due 12/25/2035 ^	68	65
6.000% due 05/25/2036 ^	4,691	4,365
6.000% due 02/25/2037 ^	15,430	14,831
6.000% due 02/25/2037	6,061	4,848
6.000% due 03/25/2037 ^	9,388	8,688
6.000% due 04/25/2037 ^	1,075	1,016
6.000% due 05/25/2037 ^	10,115	9,193
6.000% due 07/25/2037	18,507	16,920
6.000% due 08/25/2037 ^	3,407	3,290
6.000% due 10/25/2037 ^	454	434
6.000% due 01/25/2038	21,669	19,758
6.250% due 09/25/2036	2,030	1,898
6.250% due 09/25/2036 ^	1,091	1,021
6.250% due 10/25/2036	271	245
6.500% due 11/25/2036	28,775	26,001
6.500% due 05/25/2037 ^	695	649
6.500% due 10/25/2037 ^	12,126	10,810

6.500% due 11/25/2037 ^		9,172	7,737
Credico Finance SRL
0.216% due 04/04/2033	EUR	11,410	13,566
Credit Suisse Commercial Mortgage Trust
5.898% due 09/15/2039		$223	232
Credit Suisse First Boston Mortgage Securities Corp.
0.265% due 05/15/2023 (a)		58,600	806
0.481% due 02/15/2022		434	437
0.820% due 11/25/2031		294	256
0.820% due 09/25/2035		11,029	8,733
0.870% due 11/25/2035		2,874	2,042
2.248% due 07/25/2033		181	180
2.295% due 03/25/2034		125	125
2.465% due 09/25/2034		419	419
2.472% due 08/25/2033		630	623
2.498% due 04/25/2034		62	64
2.706% due 11/25/2034		170	176
3.435% due 10/25/2033		214	212
5.250% due 08/25/2035		70	74
5.250% due 09/25/2035 ^		2,497	2,369
5.500% due 10/25/2035 ^		649	574
5.500% due 10/25/2035		15,928	15,491
5.750% due 04/22/2033		66	70
6.000% due 11/25/2035 ^		380	273
6.000% due 01/25/2036		7,350	5,846
6.000% due 05/17/2040		3,279	3,539
6.500% due 01/25/2036		797	586
7.000% due 01/25/2036		6,491	3,247
Credit Suisse Mortgage Capital Certificates
0.392% due 02/27/2036		767	727
0.692% due 04/27/2037		30,417	18,683
1.655% due 09/27/2037		23,937	23,277
2.483% due 04/26/2038		19,318	18,873
2.599% due 08/27/2037		105	105
2.785% due 04/26/2037		715	711
3.778% due 12/27/2035		116	117
4.000% due 08/27/2037		59,487	56,218
4.792% due 05/27/2053		98,682	98,963
5.509% due 04/15/2047		3,000	3,089
5.695% due 04/16/2049		47,820	51,363
5.719% due 05/26/2037		64	67
6.049% due 02/27/2047		225,887	162,336
6.584% due 04/26/2037		36,347	32,759
7.000% due 08/26/2036		14,998	14,610
7.413% due 04/26/2047		15,298	8,050
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 04/25/2037		2,556	2,275
5.500% due 03/25/2037 ^		1,731	1,661
6.000% due 08/25/2036 ^		9,770	7,463
6.000% due 02/25/2037 ^		5,727	5,177
6.000% due 06/25/2037		5,537	4,526
6.250% due 08/25/2036 ^		3,667	3,245
DBUBS Mortgage Trust
1.374% due 11/10/2046 (a)		172,763	4,036
1.399% due 07/10/2044 (a)		157,319	7,495
3.642% due 08/10/2044		8,900	9,192
Deco UK PLC
0.827% due 01/27/2020	GBP	1,998	2,921
Deutsche Alt-A Securities Mortgage Loan Trust
0.883% due 04/25/2047		$35,735	30,856
Deutsche ALT-A Securities, Inc.
0.300% due 08/25/2047		89,456	74,946
0.320% due 02/25/2047		916	632
0.340% due 02/25/2037		25,504	21,446
0.360% due 08/25/2047		16,210	13,651
0.520% due 06/25/2037		39,117	22,618
2.747% due 10/25/2035		1,243	1,145
5.000% due 10/25/2018		136	140
Deutsche ALT-B Securities, Inc.
0.270% due 10/25/2036 ^		324	205
0.330% due 01/25/2047		4,011	2,954
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
2.375% due 06/25/2034		25	23
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.254% due 06/26/2035		654	658
Downey Savings & Loan Association Mortgage Loan Trust
0.344% due 04/19/2047 ^		228	60
0.374% due 03/19/2045		2,501	2,233
0.414% due 03/19/2045		9,643	8,864
0.494% due 09/19/2045		1,924	1,415
0.944% due 11/19/2044		6,522	5,991
0.964% due 11/19/2044		226	199
1.033% due 03/19/2046 ^		240	185
2.456% due 07/19/2044		45	45
2.491% due 07/19/2044		962	962

E-MAC NL BV
2.345% due 07/25/2036	EUR	880	1,041
Emerald Mortgages PLC
0.262% due 07/15/2048		164,241	186,897
Eurosail PLC
0.202% due 03/13/2045		23	27
0.242% due 03/13/2045		2,189	2,550
0.717% due 12/10/2044	GBP	7,737	11,645
0.720% due 12/15/2044		1,527	2,310
0.720% due 03/13/2045		6,435	9,635
Extended Stay America Trust
2.958% due 12/05/2031		$52,410	53,215
Fastnet Securities PLC
0.262% due 08/10/2043	EUR	20,432	23,355
First Horizon Alternative Mortgage Securities Trust
0.540% due 02/25/2037		$481	279
0.920% due 04/25/2036 ^		4,249	2,956
2.188% due 08/25/2034		1,361	1,347
2.200% due 08/25/2035		4,261	3,777
2.217% due 02/25/2036		662	527
2.231% due 04/25/2036		5,548	4,675
2.240% due 09/25/2035		6,065	5,339
2.248% due 04/25/2035		8,790	8,648
2.250% due 02/25/2035		4,112	4,013
2.250% due 03/25/2035		1,727	1,560
2.296% due 01/25/2036		14,325	11,582
5.250% due 02/25/2021		1,372	1,352
5.381% due 04/25/2037 ^(a)		7,522	1,330
6.000% due 07/25/2036 ^		118	100
6.000% due 08/25/2036 ^		6,148	5,172
6.250% due 08/25/2037 ^		271	214
First Horizon Asset Securities, Inc.
6.250% due 11/25/2037 ^		376	330
First Horizon Mortgage Pass-Through Trust
2.392% due 11/25/2037		258	224
2.434% due 10/25/2034		10	10
2.534% due 02/25/2034		165	164
2.550% due 06/25/2034		263	254
2.555% due 01/25/2037 ^		3,061	2,669
2.563% due 10/25/2034		489	483
2.564% due 10/25/2035 ^		4,752	4,194
2.568% due 06/25/2035		3,241	3,039
2.581% due 05/25/2037 ^		8,460	6,840
2.612% due 08/25/2035		372	346
2.625% due 10/25/2035		588	495
2.629% due 05/25/2034		102	102
2.633% due 05/25/2036		4,150	3,844
2.829% due 05/25/2035		1,541	1,439
3.268% due 02/25/2035		917	878
5.250% due 05/25/2021 ^		249	214
5.500% due 04/25/2022		329	324
5.750% due 10/25/2021		37	37
5.750% due 05/25/2037 ^		710	616
First Republic Mortgage Loan Trust
0.511% due 11/15/2031		27	26
0.661% due 11/15/2030		443	398
0.961% due 11/15/2032		79	76
Freddie Mac
4.720% due 10/25/2024		7,700	7,605
FREMF Mortgage Trust
0.100% due 05/25/2020 (a)		397,258	1,569
GE Capital Commercial Mortgage Corp.
5.312% due 11/10/2045		21,600	21,949
GMAC Commercial Mortgage Securities, Inc.
5.336% due 04/10/2040		3,035	3,258
GMAC Mortgage Corp. Loan Trust
2.668% due 11/19/2035		1,234	1,108
2.849% due 11/19/2035		804	777
2.976% due 03/18/2035		5,950	5,872
3.055% due 10/19/2033		15	15
3.062% due 05/25/2035		311	296
3.151% due 03/18/2035		2,990	2,996
4.566% due 05/25/2035		1,718	1,661
4.952% due 11/19/2035		6,105	5,863
5.056% due 03/18/2035		53	53
Great Hall Mortgages PLC
0.212% due 03/18/2039	EUR	8,277	9,595
0.232% due 06/18/2038		610	711
0.373% due 06/18/2039		$7,089	6,739
Grecale RMBS SRL
0.585% due 01/27/2061	EUR	49,963	59,991
Greenpoint Mortgage Funding Trust
0.350% due 01/25/2037		$18,755	14,419
0.370% due 03/25/2047		242	201
0.380% due 04/25/2036		203	157
0.410% due 08/25/2045		627	533

0.430% due 10/25/2045	1,065	913
0.440% due 11/25/2045	111	87
0.480% due 10/25/2045	7,302	5,854
0.490% due 09/25/2046 ^	4,219	2,209
Greenpoint Mortgage Pass-Through Certificates
2.786% due 10/25/2033	93	91
GS Mortgage Securities Trust
0.222% due 12/10/2043 (a)	35,931	406
0.655% due 12/10/2043 (a)	148,491	1,404
0.913% due 08/10/2046 (a)	126,626	6,161
0.960% due 03/10/2044 (a)	25,309	731
1.502% due 08/10/2043 (a)	150,725	9,688
1.689% due 08/10/2044 (a)	20,909	1,222
2.127% due 01/10/2045 (a)	7,159	764
2.560% due 05/10/2045 (a)	85,016	9,581
4.548% due 12/10/2043	7,000	6,703
GSMPS Mortgage Loan Trust
0.570% due 06/25/2034	226	197
GSMSC Pass-Through Trust
7.500% due 09/25/2036	1,416	1,225
7.500% due 10/25/2036	393	324
GSR Mortgage Loan Trust
0.620% due 07/25/2037 ^	424	305
1.850% due 04/25/2032	32	29
2.470% due 07/25/2035	2,312	2,163
2.475% due 08/25/2034	115	107
2.525% due 08/25/2034	1,495	1,477
2.574% due 04/25/2036	3,031	2,755
2.590% due 07/25/2035	7,924	7,562
2.614% due 09/25/2034	69	69
2.617% due 05/25/2035	3,634	3,383
2.618% due 03/25/2037 ^	6,208	5,784
2.625% due 07/25/2035	347	341
2.629% due 01/25/2036 ^	14,350	13,418
2.639% due 08/25/2034	3,533	3,430
2.640% due 09/25/2035	68	68
2.655% due 07/25/2035	3,809	3,427
2.667% due 04/25/2035	195	194
2.669% due 09/25/2035	105	106
2.674% due 05/25/2035	17,194	16,733
2.687% due 09/25/2035	4,145	4,178
2.688% due 05/25/2035	2,894	2,791
2.693% due 11/25/2035	488	445
2.767% due 10/25/2035 ^	6,880	6,141
2.788% due 01/25/2036 ^	368	338
2.814% due 01/25/2035	3,018	2,985
3.442% due 12/25/2034	924	879
4.709% due 04/25/2035	551	543
4.979% due 11/25/2035	2,114	2,067
5.000% due 07/25/2036	773	647
5.226% due 07/25/2035	446	442
5.500% due 03/25/2036	7,216	6,586
5.500% due 06/25/2036 ^	663	619
5.500% due 01/25/2037	9,972	9,602
5.750% due 02/25/2036 ^	1,642	1,531
5.750% due 02/25/2037	243	231
6.000% due 02/25/2021 ^	3,172	2,867
6.000% due 06/25/2036	5,193	4,943
6.000% due 09/25/2036	3,558	2,920
6.000% due 01/25/2037	243	237
6.000% due 07/25/2037 ^	566	516
6.500% due 09/25/2036	3,323	2,826
6.500% due 10/25/2036	2,133	1,919
HarborView Mortgage Loan Trust
0.334% due 12/19/2036 ^	292	202
0.344% due 11/19/2036	347	285
0.354% due 01/19/2038	2,892	2,472
0.374% due 11/19/2036	14,720	10,980
0.384% due 07/19/2047	1,176	1,016
0.404% due 01/19/2036	2,185	1,548
0.404% due 12/19/2036	8,510	6,109
0.414% due 01/19/2036	1,117	777
0.444% due 02/19/2036	3,272	2,475
0.454% due 07/19/2045	130	89
0.474% due 11/19/2035	3,078	2,617
0.474% due 08/19/2045	1,404	1,306
0.494% due 09/19/2035	284	223
0.514% due 01/19/2035	4,819	3,543
0.544% due 01/19/2035 ^	973	658
0.554% due 12/19/2034	14,287	11,308
0.564% due 12/19/2034	140	111
0.963% due 12/19/2036 ^	19,220	15,825
0.964% due 11/19/2034	465	379
1.281% due 06/19/2034	60	58
2.142% due 11/19/2034	135	126
2.513% due 06/19/2045	7,766	5,117

2.536% due 08/19/2036 ^		2,263	1,660
2.582% due 08/19/2034		3,152	3,225
2.597% due 12/19/2035 ^		5,857	4,505
2.602% due 07/19/2035		4,374	3,987
2.648% due 12/19/2035 ^		59	52
2.689% due 01/19/2035		1,326	1,250
2.705% due 12/19/2035		202	185
2.711% due 07/19/2035		2,224	2,008
3.135% due 06/19/2036		267	190
3.403% due 06/19/2036 ^		796	537
Hercules Eclipse PLC
0.797% due 10/25/2018	GBP	38,138	58,748
Hipocat FTA
0.252% due 07/15/2036	EUR	256	303
HomeBanc Mortgage Trust
0.470% due 05/25/2037		$536	470
HSI Asset Loan Obligation Resecuritization Trust
6.000% due 08/25/2036		24,153	21,638
HSI Asset Loan Obligation Trust
2.393% due 01/25/2037 ^		1,317	1,060
2.743% due 09/25/2037		20,827	17,085
4.923% due 01/25/2037		122	104
Impac CMB Trust
0.450% due 10/25/2035		20,034	16,510
0.690% due 04/25/2035		7,817	7,208
0.795% due 09/25/2034		562	541
Impac Secured Assets Trust
0.355% due 05/25/2036		180	150
0.520% due 05/25/2036		4,290	4,175
Indus Eclipse PLC
0.727% due 01/25/2020	GBP	11,100	17,046
IndyMac Adjustable Rate Mortgage Trust
1.707% due 01/25/2032		$28	27
IndyMac Mortgage Loan Trust
0.300% due 10/25/2036		241	206
0.360% due 09/25/2046		1,603	1,379
0.365% due 05/25/2046		2,168	1,856
0.370% due 10/25/2036		4,123	3,561
0.370% due 06/25/2047		49,339	38,315
0.400% due 04/25/2035		2,430	2,143
0.400% due 07/25/2046		25,690	21,180
0.410% due 04/25/2035		14,698	13,168
0.410% due 07/25/2035		585	533
0.410% due 06/25/2037		283	250
0.450% due 03/25/2035		4,305	3,843
0.450% due 07/25/2035		758	474
0.470% due 06/25/2037 ^		923	515
0.490% due 02/25/2035		564	524
0.510% due 02/25/2035		2,049	1,679
0.770% due 04/25/2034		628	606
0.790% due 06/25/2034		23	21
0.810% due 07/25/2045		474	420
0.950% due 10/25/2036		85	66
0.970% due 08/25/2034		163	147
1.050% due 09/25/2034		117	99
2.056% due 06/25/2037 ^		5,197	3,988
2.261% due 06/25/2037		4,378	2,588
2.397% due 06/25/2035 ^		258	219
2.405% due 08/25/2035		814	712
2.435% due 03/25/2035		3,311	3,314
2.441% due 04/25/2035		82	72
2.446% due 01/25/2036		546	515
2.460% due 01/25/2035		1,990	1,862
2.464% due 03/25/2035		112	112
2.489% due 07/25/2035		12,835	9,342
2.510% due 09/25/2036		11,812	9,896
2.517% due 11/25/2035 ^		20,456	15,769
2.525% due 12/25/2034		96	89
2.564% due 10/25/2034		123	120
2.579% due 01/25/2036		442	368
2.589% due 03/25/2035		53	52
2.608% due 01/25/2036		4,539	4,213
2.659% due 09/25/2036		145	108
2.701% due 10/25/2034		588	594
2.753% due 06/25/2036		476	338
2.772% due 09/25/2037		26,444	22,119
2.822% due 03/25/2037 ^		5,205	4,819
2.935% due 01/25/2037		5,121	4,918
4.273% due 05/25/2036 ^		49,213	42,343
4.334% due 11/25/2035 ^		8,682	7,171
4.344% due 06/25/2036		1,660	1,586
4.350% due 08/25/2037		171	145
4.523% due 08/25/2035		401	332
4.533% due 09/25/2035		940	819
4.654% due 10/25/2035		324	277
4.689% due 07/25/2036		4,082	3,723

4.701% due 11/25/2035		1,600	1,508
4.796% due 12/25/2035 ^		67	54
5.003% due 01/25/2037		30,532	29,191
6.250% due 11/25/2037 ^		3,113	2,806
6.500% due 09/25/2037		186	166
JPMorgan Alternative Loan Trust
0.440% due 03/25/2036 ^		3,226	2,888
2.585% due 05/25/2036 ^		2,611	2,149
5.500% due 02/25/2021 ^		256	249
6.310% due 08/25/2036		39,955	31,662
JPMorgan Chase Commercial Mortgage Securities Trust
0.347% due 09/12/2037 (a)		214,030	260
1.008% due 08/15/2046 (a)		107,776	4,751
1.572% due 04/15/2046 (a)		185,032	15,931
1.842% due 11/15/2043 (a)		191,989	11,308
1.931% due 05/15/2045 (a)		211,044	18,886
5.257% due 05/15/2047		44,712	46,819
5.489% due 08/12/2037		13,512	14,587
JPMorgan Commercial Mortgage-Backed Securities Trust
5.637% due 03/18/2051		2,000	2,163
JPMorgan Mortgage Trust
1.990% due 02/25/2034		16	16
2.050% due 10/25/2033		210	210
2.253% due 06/25/2035		1,116	1,119
2.354% due 11/25/2035		852	816
2.465% due 08/25/2036		13,904	11,998
2.477% due 10/25/2035		648	649
2.489% due 07/25/2035		726	732
2.511% due 11/25/2035		86	75
2.526% due 08/25/2035		6,049	6,077
2.527% due 08/25/2035 ^		6,935	6,803
2.531% due 07/25/2035		4,878	4,838
2.532% due 06/25/2035		244	232
2.534% due 07/25/2035		97	97
2.539% due 04/25/2037 ^		2,752	2,485
2.539% due 06/25/2037 ^		762	692
2.559% due 08/25/2036		144	127
2.576% due 07/25/2035		2,342	2,265
2.581% due 07/25/2035		938	928
2.605% due 04/25/2035		311	315
2.609% due 04/25/2036		34,725	32,224
2.634% due 04/25/2035		1,678	1,709
2.646% due 05/25/2036 ^		46	38
2.650% due 02/25/2036		748	681
2.653% due 08/25/2035		76	75
2.659% due 10/25/2036		1,021	911
2.663% due 06/25/2036		5,746	4,981
2.695% due 01/25/2037 ^		1,912	1,745
2.781% due 05/25/2036		9,617	8,637
4.750% due 04/25/2037 ^		2,220	1,923
5.000% due 06/25/2021		785	774
5.000% due 03/25/2022		172	171
5.000% due 04/25/2037 ^		14,904	12,994
5.025% due 09/25/2035		2,147	2,119
5.076% due 04/25/2036		4,739	4,483
5.144% due 10/25/2035		28	27
5.167% due 06/25/2036		839	757
5.189% due 06/25/2037 ^		16,465	15,218
5.500% due 01/25/2021 ^		208	201
5.500% due 03/25/2022		120	121
5.500% due 09/25/2035		12,413	12,908
5.500% due 01/25/2036 ^		2,834	2,742
5.500% due 08/25/2037 ^		8,299	7,478
5.750% due 03/25/2037 ^		1,014	885
5.883% due 10/25/2036		1,736	1,619
6.000% due 07/25/2036		9,485	8,731
6.000% due 06/25/2037		32,735	28,588
6.000% due 08/25/2037 ^		2,665	2,442
6.500% due 09/25/2035		618	642
7.000% due 08/25/2037 ^		1,852	1,725
JPMorgan Resecuritization Trust
4.500% due 11/26/2034		66	66
KGS Alpha SBA Trust
1.045% due 04/25/2038		93,398	4,372
Kildare Securities Ltd.
0.282% due 12/10/2043	EUR	22,700	25,622
Lavender Trust
6.250% due 10/26/2036		$3,630	3,860
LB Commercial Mortgage Trust
5.517% due 07/15/2044		54,900	59,190
5.858% due 07/15/2044		46,309	50,500
LB-UBS Commercial Mortgage Trust
0.539% due 02/15/2040 (a)		31,430	380
5.858% due 07/15/2040		23,049	24,353
Lehman Mortgage Trust
1.070% due 12/25/2035 ^		3,596	2,801

5.471% due 01/25/2036		7,358	6,930
5.500% due 11/25/2035		451	430
5.500% due 12/25/2035 ^		111	100
5.680% due 12/25/2035		8,559	7,297
6.152% due 04/25/2036		9,763	9,330
6.500% due 09/25/2037 ^		12,384	10,932
6.531% due 03/25/2037 ^(a)		28,517	6,480
Lehman XS Trust
0.270% due 05/25/2046 ^		2,555	2,194
0.330% due 03/25/2047		4,432	3,409
0.360% due 11/25/2046		483	392
0.370% due 08/25/2046		2,649	2,045
0.370% due 11/25/2046		24,660	18,709
0.370% due 07/25/2047		25,185	18,735
0.380% due 09/25/2046		281	222
0.440% due 12/25/2035		184	165
0.440% due 02/25/2036		488	411
0.470% due 12/25/2035 ^		35	21
1.020% due 09/25/2047		6,352	5,115
5.110% due 07/25/2035		2,277	2,143
Luminent Mortgage Trust
0.370% due 02/25/2046		228	173
Mach One Commercial Mortgage-Backed Trust
6.237% due 05/28/2040		2,473	2,500
Mansard Mortgages PLC
1.210% due 12/15/2049	GBP	20,112	30,496
MASTR Adjustable Rate Mortgages Trust
0.380% due 04/25/2046		$2,852	2,174
0.410% due 05/25/2037		1,294	882
0.510% due 05/25/2047 ^		4,885	2,730
1.673% due 09/25/2034		233	216
2.041% due 09/25/2033		1,369	1,376
2.171% due 05/25/2034		504	499
2.242% due 07/25/2035		5,291	4,605
2.397% due 12/25/2033		621	610
2.468% due 09/25/2035 ^		1,658	1,240
2.471% due 07/25/2035		1,186	1,051
2.476% due 01/25/2036		35,691	35,709
2.484% due 12/25/2033		374	371
2.500% due 10/25/2032		433	433
2.500% due 01/25/2034		180	161
2.584% due 07/25/2034		2,036	2,056
2.628% due 02/25/2036		114	113
2.639% due 11/21/2034		1,737	1,778
2.643% due 04/21/2034		141	143
2.646% due 12/21/2034		421	377
2.740% due 11/25/2036		214	196
3.020% due 10/25/2034		859	758
4.638% due 10/25/2032		665	648
5.146% due 06/25/2035		445	419
MASTR Alternative Loan Trust
5.500% due 07/25/2034		7,018	7,301
6.500% due 12/25/2034		119	122
7.000% due 06/25/2034		56	61
MASTR Asset Securitization Trust
5.500% due 07/25/2033		37	40
5.500% due 06/26/2034		255	252
5.750% due 02/25/2021		1,095	1,106
6.000% due 10/25/2022		64	63
6.000% due 06/25/2036 ^		848	797
MASTR Reperforming Loan Trust
0.520% due 05/25/2035		924	769
4.765% due 05/25/2036		337	320
6.000% due 08/25/2034		838	852
MASTR Seasoned Securitization Trust
2.436% due 10/25/2032		299	301
2.507% due 10/25/2032		49	50
3.277% due 10/25/2032		790	777
6.500% due 08/25/2032		149	163
MBS Bancaja Fondo de Titulizacion de Activos
0.231% due 02/25/2038	EUR	4,234	5,023
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.861% due 11/15/2031		$673	655
0.901% due 09/15/2030		1,139	1,130
Merrill Lynch Alternative Note Asset Trust
0.340% due 02/25/2037		13,209	12,362
0.470% due 03/25/2037		388	205
2.688% due 06/25/2037 ^		43,021	31,852
Merrill Lynch Mortgage Investors Trust
0.420% due 11/25/2035		1,678	1,596
0.420% due 08/25/2036		21	20
0.630% due 03/25/2030		398	382
0.787% due 07/25/2030		6,441	6,248
0.815% due 11/25/2029		4,096	3,970
0.830% due 06/25/2028		29	28
0.830% due 03/25/2030		858	828

0.850% due 04/25/2028		44	43
0.925% due 01/25/2030		201	197
1.010% due 10/25/2028		243	243
1.030% due 11/25/2029		303	294
1.037% due 01/25/2029		1,137	1,092
1.156% due 10/25/2035		16	15
1.887% due 01/25/2029		86	86
1.936% due 01/25/2029		4,842	4,615
2.017% due 05/25/2029		244	246
2.099% due 09/25/2029		1,009	1,010
2.120% due 05/25/2036		2,230	2,218
2.124% due 04/25/2029		837	828
2.127% due 04/25/2035		323	308
2.132% due 12/25/2034		2,039	2,020
2.221% due 02/25/2033		81	78
2.358% due 05/25/2036		364	363
2.408% due 02/25/2034		255	257
2.457% due 09/25/2033		32	33
2.472% due 02/25/2035		6,330	6,348
2.475% due 02/25/2036		512	479
2.476% due 06/25/2035		4,700	4,515
2.519% due 12/25/2034		85	85
2.519% due 07/25/2035		1,495	1,250
2.538% due 06/25/2037		844	816
2.561% due 07/25/2035		3,150	2,818
2.604% due 05/25/2036		730	695
2.617% due 12/25/2035		193	182
2.667% due 05/25/2034		312	308
3.094% due 03/25/2036 ^		5,279	3,639
4.978% due 09/25/2035 ^		210	194
Merrill Lynch Mortgage Trust
0.412% due 02/12/2051 (a)		122,488	1,224
0.514% due 08/12/2039 (a)		1,620	3
Merrill Lynch Mortgage-Backed Securities Trust
2.540% due 08/25/2036		31,362	29,002
2.797% due 04/25/2037 ^		2,649	2,241
2.805% due 06/25/2037 ^		43	37
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.882% due 08/12/2049		8,000	8,737
Morgan Stanley Bank of America Merrill Lynch Trust
1.304% due 02/15/2047 (a)		99,799	6,978
2.138% due 11/15/2045 (a)		131,514	12,492
Morgan Stanley Capital Trust
0.234% due 11/12/2049 (a)		37,583	220
Morgan Stanley Dean Witter Capital, Inc. Trust
1.696% due 03/25/2033		673	631
5.980% due 09/15/2037		3,500	3,695
Morgan Stanley Mortgage Loan Trust
0.546% due 10/25/2034		153	146
0.620% due 07/25/2034		120	117
2.073% due 07/25/2034		587	587
2.133% due 06/25/2036		2,551	2,489
2.180% due 06/25/2036		865	830
2.429% due 10/25/2034		246	244
2.457% due 08/25/2034		123	124
2.462% due 07/25/2034		690	691
2.514% due 07/25/2035		774	721
4.710% due 11/25/2037 ^		10,116	7,711
5.198% due 09/25/2035 ^		212	165
5.241% due 11/25/2035		191	149
5.349% due 07/25/2035		726	697
5.500% due 11/25/2035		220	210
5.573% due 12/25/2035		1,368	1,258
5.622% due 01/25/2047		862	834
5.750% due 09/25/2022 ^		14	14
5.754% due 01/25/2047		15,099	11,822
6.000% due 08/25/2037 ^		990	929
6.000% due 08/25/2037		8	8
6.513% due 08/25/2036 ^		9,805	5,677
Morgan Stanley Re-REMIC Trust
0.000% due 07/17/2056 (b)		259	258
2.650% due 02/26/2036		18,402	18,280
MortgageIT Trust
0.420% due 11/25/2035		14,378	12,220
Mortgages PLC
1.013% due 10/31/2038	GBP	1,739	2,602
Motel 6 Trust
1.857% due 10/05/2025 (a)		$50,000	1
2.743% due 10/05/2025		34,000	33,936
3.171% due 10/05/2025 (a)		48,500	0
NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034		289	296
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035		2,353	2,428
Newgate Funding PLC
0.682% due 12/15/2050	EUR	920	1,075

0.725% due 12/01/2050	GBP	3,500	5,192
1.332% due 12/15/2050	EUR	5,001	5,748
1.560% due 12/15/2050	GBP	26,542	39,974
1.582% due 12/15/2050	EUR	8,366	9,137
1.810% due 12/15/2050	GBP	7,501	11,106
Nomura Asset Acceptance Corp.
0.450% due 04/25/2037		$305	245
2.599% due 02/25/2036		4,400	3,818
2.655% due 10/25/2035		720	660
3.096% due 02/25/2036 ^		1,438	1,166
5.159% due 03/25/2035		67	69
5.500% due 05/25/2033		20	21
6.000% due 05/25/2033		9	9
6.215% due 08/25/2036 ^		8,648	4,830
6.431% due 08/25/2036 ^		3,689	2,060
7.000% due 04/25/2033		8	8
Nomura Resecuritization Trust
0.724% due 08/27/2047		241,062	126,603
NovaStar Mortgage Funding Trust
0.360% due 09/25/2046		4,519	3,871
Preferred Residential Securities PLC
1.660% due 12/15/2041	GBP	753	1,138
Prime Mortgage Trust
7.000% due 07/25/2034		$552	561
Provident Funding Mortgage Loan Trust
0.460% due 05/25/2035		5,070	4,900
2.411% due 10/25/2035		339	332
2.486% due 04/25/2034		160	160
2.504% due 05/25/2035		1,236	1,238
RAAC Trust
5.895% due 01/25/2017		5	5
RBSSP Resecuritization Trust
0.000% due 05/28/2047		60,148	42,110
0.420% due 03/26/2037		34,818	33,964
0.490% due 08/26/2045		114	77
2.195% due 12/26/2036		40,847	30,330
2.274% due 10/26/2036		21,014	12,764
3.125% due 08/28/2047		382,405	287,706
3.810% due 12/26/2036 ^		10,127	6,839
5.979% due 03/26/2036		19,163	11,779
Regal Trust
2.167% due 09/29/2031		845	699
Residential Accredit Loans, Inc. Trust
0.350% due 11/25/2036		6,331	4,609
0.350% due 06/25/2046		2,586	1,176
0.370% due 05/25/2047		4,482	3,714
0.375% due 09/25/2046		13,875	9,139
0.420% due 02/25/2036 ^		956	681
0.440% due 05/25/2046 ^		3,486	1,691
0.450% due 12/25/2045		974	712
0.470% due 08/25/2035		10,014	7,789
0.500% due 03/25/2037		317	117
0.530% due 01/25/2037 ^		2,329	1,571
0.570% due 03/25/2033		80	80
0.570% due 06/25/2036		677	447
1.113% due 01/25/2046		39,144	28,117
1.473% due 09/25/2045		1,358	1,109
3.063% due 07/25/2035		21,501	18,087
3.170% due 08/25/2035 ^		828	454
3.359% due 12/26/2034		364	273
3.523% due 07/25/2035		202	163
5.000% due 09/25/2019		158	162
5.500% due 01/25/2035		4,369	4,456
5.500% due 08/25/2035 ^		92	84
5.750% due 12/25/2021		509	490
6.000% due 10/25/2034		22,543	23,712
6.000% due 08/25/2035		1,423	1,327
6.000% due 10/25/2035		22,198	17,585
6.000% due 12/25/2035		7,679	6,887
6.000% due 12/25/2035 ^		66	59
6.000% due 08/25/2036 ^		1,213	1,030
6.000% due 09/25/2036		9,621	7,751
6.000% due 01/25/2037		338	291
6.000% due 02/25/2037		31,134	25,066
6.000% due 05/25/2037		3,884	3,166
6.000% due 06/25/2037		22,434	18,691
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		218	233
7.500% due 12/25/2031		79	83
7.500% due 05/25/2032		117	120
7.500% due 07/25/2032		916	888
Residential Asset Securitization Trust
0.520% due 06/25/2036		10,514	5,494
0.670% due 03/25/2035		470	366
4.750% due 02/25/2019		48	49
5.500% due 07/25/2035		2,667	2,442

6.000% due 11/25/2036		9,372	6,537
6.000% due 01/25/2037		6,345	4,755
6.250% due 11/25/2036		2,700	1,931
6.500% due 09/25/2036		5,566	4,210
Residential Funding Mortgage Securities, Inc. Trust
2.702% due 09/25/2035		2,921	2,463
2.723% due 08/25/2035 ^		6,142	4,954
3.649% due 10/25/2037		21,760	17,919
3.766% due 04/25/2037		4,265	3,649
3.797% due 09/25/2036 ^		365	321
5.250% due 01/25/2036		256	237
5.500% due 03/25/2037		10,118	9,028
5.786% due 07/27/2037 ^		481	422
5.944% due 10/25/2037		23,586	19,473
6.000% due 04/25/2037 ^		10,119	9,004
6.000% due 10/25/2037 ^		1,516	1,300
6.500% due 03/25/2032		95	99
Rivoli Pan Europe PLC
0.266% due 08/03/2018	EUR	3,135	3,764
RMAC Securities PLC
0.390% due 06/12/2044		$4,493	4,259
0.710% due 06/12/2044	GBP	15,470	22,507
0.730% due 06/12/2044		2,593	3,765
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$2,008	2,102
5.336% due 05/16/2047		13,439	14,049
Sandwell Commercial Finance PLC
1.997% due 05/11/2039	GBP	4,000	5,629
Sequoia Mortgage Trust
0.485% due 11/20/2034		$263	251
0.515% due 07/20/2033		148	140
0.634% due 01/20/2035		128	119
0.653% due 11/20/2034		646	625
0.785% due 08/20/2034		1,536	1,463
0.805% due 01/20/2034		744	715
0.825% due 06/20/2033		1,198	1,160
0.865% due 09/20/2034		932	895
0.925% due 10/20/2027		10	10
0.925% due 04/20/2033		242	242
0.965% due 10/20/2027		136	134
1.065% due 12/20/2032		78	76
1.129% due 04/20/2033		1,149	1,144
2.336% due 01/20/2047 ^		799	696
2.423% due 02/20/2047		562	494
2.462% due 09/20/2046		10,759	8,631
2.545% due 08/20/2047		17,862	15,468
2.547% due 07/20/2037		1,218	1,030
2.641% due 04/20/2035		1,064	1,059
2.657% due 09/20/2046		1,286	1,076
6.378% due 07/20/2037 ^		15,741	15,099
Silver Oak Ltd.
1.697% due 06/21/2018		9,000	9,116
Silverstone Master Issuer PLC
1.781% due 01/21/2055		2,000	2,008
Southern Pacific Financing PLC
1.157% due 12/10/2042	GBP	480	693
Structured Adjustable Rate Mortgage Loan Trust
0.400% due 05/25/2035		$22	22
0.635% due 06/25/2035		175	175
1.320% due 12/25/2037		16,940	11,769
1.832% due 10/25/2037 ^		9,215	6,138
2.383% due 12/25/2034		4,056	4,020
2.384% due 04/25/2034		32	32
2.394% due 06/25/2034		395	403
2.398% due 05/25/2035		16,508	15,711
2.419% due 09/25/2034		227	226
2.424% due 12/25/2035		4,410	4,154
2.430% due 05/25/2034		812	813
2.439% due 03/25/2035		19,831	17,899
2.451% due 05/25/2035		70	62
2.455% due 08/25/2034		50	49
2.455% due 10/25/2034		317	316
2.457% due 07/25/2034		1,557	1,559
2.462% due 11/25/2034		734	726
2.467% due 04/25/2035		186	179
2.484% due 12/25/2034		104	101
2.485% due 11/25/2035 ^		380	303
2.491% due 11/25/2034		3,563	3,589
2.493% due 09/25/2035		11,646	10,467
2.503% due 03/25/2035		2,769	2,728
2.510% due 11/25/2035		875	667
2.514% due 08/25/2035		3,253	3,015
2.573% due 02/25/2034		1,504	1,512
4.333% due 09/25/2036		21,984	17,393
4.487% due 01/25/2037 ^		14,755	11,478
4.488% due 02/25/2037		3,716	3,588

4.544% due 07/25/2037 ^		90	70
4.750% due 09/25/2036		6,410	5,322
4.785% due 11/25/2035		2,475	2,138
4.861% due 10/25/2035		7,796	7,111
4.861% due 05/25/2036 ^		31	24
4.912% due 02/25/2037		5,945	5,770
4.956% due 03/25/2036 ^		2,888	2,456
4.956% due 05/25/2036 ^		11,123	8,455
4.980% due 01/25/2036 ^		9,188	6,981
4.999% due 02/25/2036 ^		12,543	10,431
5.007% due 05/25/2036 ^		767	717
5.081% due 07/25/2035 ^		10,318	8,972
5.282% due 02/25/2036 ^		15,393	12,052
Structured Asset Mortgage Investments Trust
0.290% due 08/25/2036		44	34
0.350% due 07/25/2046		24,382	20,002
0.360% due 06/25/2036		5,156	4,275
0.360% due 07/25/2046 ^		15,063	9,748
0.360% due 07/25/2046		245	197
0.370% due 05/25/2036		23,497	17,590
0.380% due 04/25/2036		44,303	32,899
0.380% due 08/25/2036		17,910	14,043
0.380% due 05/25/2046		772	578
0.380% due 09/25/2047		50,181	35,935
0.400% due 02/25/2036		89,739	72,286
0.400% due 05/25/2045		1,175	1,065
0.400% due 07/25/2046 ^		65	26
0.414% due 07/19/2035		7,185	6,682
0.450% due 02/25/2036		29,943	24,220
0.470% due 08/25/2036 ^		7,567	3,269
0.844% due 05/19/2035		3,220	3,154
2.522% due 02/19/2035		11	11
3.593% due 05/25/2045		226	182
Structured Asset Securities Corp.
0.520% due 04/25/2035		654	543
2.487% due 12/25/2033		262	258
Structured Asset Securities Corp. Mortgage Loan Trust
0.770% due 10/25/2027		862	846
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.355% due 03/25/2033		301	301
2.376% due 01/25/2034		415	404
2.380% due 07/25/2033		846	860
2.397% due 08/25/2032		76	75
2.435% due 09/25/2033		813	813
2.477% due 11/25/2033		257	254
2.595% due 11/25/2033		613	602
2.743% due 09/25/2032		41	41
5.506% due 07/25/2034		18,542	19,035
5.750% due 09/25/2034		872	865
Structured Asset Securities Corp. Trust
5.750% due 02/25/2035		11,293	11,822
Suntrust Adjustable Rate Mortgage Loan Trust
2.723% due 04/25/2037 ^		5,836	4,875
2.876% due 10/25/2037 ^		3,125	2,801
6.016% due 02/25/2037		1,269	1,247
Taurus CMBS PLC
0.281% due 04/22/2015	EUR	7,232	8,476
TdA S.A. FDA
0.329% due 09/22/2032		1,337	1,600
0.329% due 06/22/2045		897	1,059
0.339% due 03/22/2035		1,341	1,591
0.355% due 12/27/2030		756	903
0.355% due 09/30/2032		109	131
0.359% due 03/22/2035		1,015	1,203
Thornburg Mortgage Securities Trust
0.710% due 03/25/2044		$302	268
1.994% due 12/25/2044		112	109
2.020% due 10/25/2043		664	650
5.750% due 06/25/2047		39,710	40,056
TIAA CMBS Trust
5.770% due 06/19/2033		6,788	6,904
UBS Commercial Mortgage Trust
2.288% due 05/10/2045 (a)		188,408	22,104
UBS-Barclays Commercial Mortgage Trust
1.334% due 04/10/2046 (a)		85,555	6,776
Union de Creditos Inmobiliarios
0.239% due 06/22/2036	EUR	2,059	2,349
Utrecht Finance BV
3.085% due 07/28/2016		1,811	2,199
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020		$28,435	27,997
5.509% due 04/15/2047		3,525	3,719
5.716% due 06/15/2049		25,110	27,024
5.941% due 02/15/2051		18,710	20,225
Wachovia Mortgage Loan Trust LLC
2.490% due 10/20/2035 ^		906	793

2.494% due 10/20/2035	819	831
2.662% due 05/20/2036	670	647
2.676% due 08/20/2035 ^	752	655
5.422% due 10/20/2035	3,470	3,441
6.063% due 03/20/2037 ^	222	207
WaMu Commercial Mortgage Securities Trust
5.170% due 05/25/2036	3,628	3,684
WaMu Mortgage Pass-Through Certificates
0.460% due 07/25/2045	4,943	4,654
WaMu Mortgage Pass-Through Certificates Trust
0.400% due 04/25/2045	5,467	5,124
0.430% due 11/25/2045	1,308	1,209
0.440% due 12/25/2045	5,890	5,485
0.460% due 12/25/2045	11,343	10,334
0.480% due 01/25/2045	2,234	2,081
0.490% due 07/25/2045	6,070	5,841
0.500% due 01/25/2045	15,296	14,209
0.510% due 01/25/2045	9,896	9,403
0.520% due 01/25/2045	259	241
0.578% due 10/25/2044	3,814	3,699
0.588% due 10/25/2044	4,947	4,616
0.590% due 07/25/2044	688	664
0.610% due 07/25/2044	18,623	17,250
0.843% due 01/25/2047	3,203	2,916
0.853% due 01/25/2047	3,708	3,071
0.863% due 06/25/2047	10,828	9,313
0.873% due 04/25/2047	297	214
0.910% due 11/25/2034	5,207	5,020
0.933% due 12/25/2046	533	431
0.950% due 10/25/2045	4,057	3,926
1.050% due 11/25/2034	104	96
1.053% due 05/25/2046	18,209	16,969
1.073% due 09/25/2046	17,555	15,126
1.093% due 06/25/2046	2,029	1,859
1.093% due 07/25/2046	32,604	28,384
1.103% due 06/25/2046	5,063	4,366
1.113% due 02/25/2046	1,526	1,450
1.183% due 01/25/2046	1,222	1,186
1.313% due 11/25/2042	398	388
1.513% due 08/25/2042	235	217
1.732% due 10/25/2036 ^	3,302	2,780
1.785% due 12/19/2039	212	210
1.822% due 01/25/2037 ^	19,627	16,791
1.857% due 10/25/2036 ^	792	678
1.900% due 01/25/2037 ^	2,393	2,075
1.921% due 02/27/2034	30	29
1.928% due 11/25/2036 ^	2,536	2,163
1.957% due 11/25/2036 ^	10,394	9,238
2.010% due 12/25/2036 ^	164	143
2.017% due 12/25/2036 ^	472	414
2.055% due 06/25/2037	5,192	4,608
2.060% due 09/25/2036	23,669	21,163
2.122% due 03/25/2037 ^	56,567	50,092
2.163% due 07/25/2046	12,513	11,340
2.195% due 12/25/2036 ^	11,063	9,992
2.233% due 09/25/2036 ^	1,352	1,220
2.290% due 02/25/2037	57,655	51,694
2.301% due 02/25/2037	48,960	42,336
2.301% due 02/25/2037 ^	1,630	1,410
2.329% due 03/25/2036	7,507	7,002
2.331% due 10/25/2035	12,405	12,092
2.342% due 12/25/2035	5,739	5,559
2.346% due 07/25/2037 ^	31,424	28,263
2.353% due 03/25/2037	5,739	5,463
2.362% due 02/25/2037 ^	1,188	1,050
2.366% due 01/25/2036	3,303	3,180
2.391% due 09/25/2035	1,192	1,152
2.396% due 03/25/2035	4,485	4,467
2.402% due 02/25/2033	1,168	1,157
2.406% due 08/25/2034	2,288	2,294
2.426% due 10/25/2034	1,974	1,969
2.502% due 01/25/2036	9,303	8,288
2.623% due 05/25/2037 ^	23,080	19,020
3.858% due 01/25/2037	4,546	4,198
3.858% due 01/25/2037 ^	9,067	8,373
4.294% due 03/25/2037	34,890	31,972
4.462% due 02/25/2037 ^	8,426	7,723
4.492% due 04/25/2037	35	1
4.508% due 08/25/2036 ^	29,583	27,137
4.565% due 01/25/2036 ^	1,051	981
4.568% due 07/25/2037 ^	7,128	6,673
4.591% due 05/25/2037	3,844	3,688
5.142% due 08/25/2035	100	96
Washington Mutual Mortgage Pass-Through Certificates Trust
0.400% due 12/25/2036	12,872	10,342
0.430% due 12/25/2035	786	674

0.570% due 07/25/2035	3,064	2,460
0.770% due 03/25/2036 ^	3,993	3,066
0.813% due 04/25/2047	10,764	8,656
0.833% due 12/25/2046	14,308	10,056
0.883% due 04/25/2047	15,162	12,262
0.963% due 10/25/2046 ^	34,725	25,011
1.053% due 04/25/2046	2,822	2,248
1.600% due 06/25/2033	134	131
1.620% due 09/25/2035	3,786	3,206
5.000% due 03/25/2018	2	2
5.500% due 06/25/2035	6,623	6,384
5.500% due 11/25/2035 ^	1,348	1,132
5.750% due 11/25/2035 ^	1,791	1,613
5.750% due 01/25/2036 ^	8,155	7,311
6.000% due 04/25/2036	7,333	6,317
6.500% due 03/25/2036	26,203	20,848
6.500% due 05/25/2036	11,264	8,241
6.500% due 08/25/2036	59,672	44,795
7.500% due 04/25/2033	44	49
Wells Fargo Commercial Mortgage Trust
1.408% due 11/15/2043 (a)	99,927	5,927
Wells Fargo Mortgage Loan Trust
2.654% due 12/27/2046	29,718	15,083
Wells Fargo Mortgage-Backed Securities Trust
0.470% due 04/25/2037	1,201	998
2.506% due 09/25/2036 ^	5,375	5,033
2.566% due 10/25/2034	168	168
2.577% due 03/25/2036	1,941	1,889
2.589% due 08/25/2033	172	176
2.592% due 06/25/2035	357	361
2.597% due 07/25/2034	184	186
2.598% due 06/25/2035	491	502
2.599% due 02/25/2034	812	826
2.600% due 04/25/2036 ^	4,748	4,657
2.605% due 10/25/2034	24	24
2.605% due 10/25/2035	1,145	1,151
2.607% due 04/25/2036	502	502
2.608% due 05/25/2035	804	805
2.609% due 04/25/2035	1,664	1,675
2.609% due 07/25/2036 ^	68,759	67,188
2.610% due 03/25/2035	103	101
2.611% due 02/25/2035	953	960
2.611% due 03/25/2035	244	244
2.611% due 10/25/2036 ^	4,073	3,967
2.612% due 11/25/2034	752	753
2.612% due 12/25/2034	136	137
2.612% due 03/25/2036	2,790	2,785
2.613% due 09/25/2034	232	234
2.613% due 05/25/2036	9,602	9,116
2.615% due 06/25/2034	657	663
2.615% due 09/25/2034	154	157
2.615% due 06/25/2035	151	150
2.615% due 03/25/2036	268	266
2.615% due 08/25/2036	3,396	3,254
2.616% due 01/25/2035	252	258
2.616% due 03/25/2035	46,482	47,363
2.618% due 09/25/2034	438	447
2.629% due 03/25/2036 ^	5,353	5,139
2.630% due 07/25/2034	507	520
5.252% due 06/26/2035	3,298	3,297
5.500% due 08/25/2035	50	52
5.500% due 03/25/2036	1,307	1,341
5.500% due 04/25/2036	386	377
5.500% due 09/25/2037	1,006	1,030
5.588% due 04/25/2036	1,954	1,962
5.702% due 04/25/2037	968	952
5.750% due 03/25/2037 ^	3,954	3,834
6.000% due 06/25/2036 ^	1,205	1,187
6.000% due 07/25/2036	353	355
6.000% due 08/25/2036	2,796	2,756
6.000% due 09/25/2036	236	229
6.000% due 11/25/2036	865	837
6.000% due 06/25/2037	6,139	6,230
6.000% due 07/25/2037 ^	1,867	1,852
6.000% due 08/25/2037	556	550
6.000% due 10/25/2037	1,144	1,161
6.000% due 11/25/2037	357	356
18.921% due 03/25/2036	350	465
Wells Fargo Re-REMIC Trust
5.720% due 05/16/2017	8,501	9,115
Wells Fargo-RBS Commercial Mortgage Trust
0.432% due 03/15/2047 (a)	83,202	3,292
2.414% due 04/15/2045 (a)	97,164	10,380

Windermere CMBS Ltd.
0.531% due 04/22/2018	EUR	14,833	17,440

Total Mortgage-Backed Securities (Cost $9,479,737)			10,298,361

ASSET-BACKED SECURITIES 17.7%
Aames Mortgage Investment Trust
1.355% due 06/25/2035		$10,800	9,397
ABSC Manufactured Housing Contract Resecuritization Trust
8.400% due 12/02/2030		24,857	24,877
Accredited Mortgage Loan Trust
0.335% due 04/25/2036		730	725
0.625% due 04/25/2035		2,495	2,288
0.640% due 09/25/2035		7,220	5,473
0.770% due 04/25/2034		1,429	1,339
0.770% due 07/25/2034		12,902	11,758
5.210% due 01/25/2034		3,970	3,877
ACE Securities Corp.
0.230% due 10/25/2036		393	216
0.260% due 07/25/2036 ^		2,003	741
0.275% due 12/25/2036		15,047	7,766
0.320% due 04/25/2036		23,968	21,531
0.320% due 07/25/2036		38,219	15,793
0.325% due 08/25/2036		4,826	4,116
0.410% due 07/25/2036		14,043	5,910
0.470% due 12/25/2045		1,075	1,068
0.485% due 11/25/2035		3,843	3,765
0.740% due 07/25/2035		5,000	4,543
0.820% due 07/25/2035		18,000	15,481
0.840% due 07/25/2035		17,500	13,677
0.870% due 08/25/2045		8,605	8,365
0.970% due 02/25/2034		557	534
1.070% due 09/25/2033		296	280
1.145% due 06/25/2034		16,661	16,079
1.220% due 12/25/2033		2,814	2,678
1.250% due 02/25/2035		1,565	1,537
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.770% due 06/25/2034		58	58
1.220% due 01/25/2034		588	562
AFC Home Equity Loan Trust
0.770% due 09/27/2027		218	203
1.050% due 02/25/2029		669	578
Alba SPV SRL
1.581% due 04/20/2040	EUR	25,062	30,440
ALM Ltd.
1.463% due 02/13/2023		$10,000	9,999
AMAC CDO Funding
0.439% due 11/23/2050		10,436	10,227
0.464% due 11/23/2050		27,881	26,835
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.600% due 01/25/2036		15,183	13,092
0.620% due 01/25/2036		6,211	5,690
0.650% due 03/25/2035		4,000	3,854
0.670% due 09/25/2035		5,050	4,544
0.700% due 03/25/2035		9,000	7,872
0.770% due 08/25/2035		12,000	11,868
0.820% due 08/25/2035		12,300	10,786
0.855% due 11/25/2033		214	192
1.085% due 01/25/2035		1,189	877
1.145% due 11/25/2034		24,693	21,818
1.175% due 08/25/2034		8,007	6,949
1.190% due 12/25/2033		1,018	972
1.190% due 10/25/2034		3,800	3,396
1.895% due 05/25/2034		11,176	8,333
3.695% due 11/25/2032 ^		40	3
4.584% due 07/25/2033		3,418	3,082
5.140% due 10/25/2033		136	136
5.309% due 12/25/2033		66	63
5.444% due 11/25/2035		816	841
Amortizing Residential Collateral Trust
0.750% due 07/25/2032		1,027	956
Aquilae CLO PLC
0.546% due 01/17/2023	EUR	2,515	3,030
Arbor Realty Mortgage Securities
0.681% due 02/21/2040		$395	392
Ares CLO Ltd.
0.863% due 11/25/2020		7,778	7,747
Argent Securities Trust
0.260% due 07/25/2036		7,078	3,183
0.320% due 07/25/2036		2,109	960
0.350% due 04/25/2036		7,430	3,120
0.410% due 06/25/2036		7,540	2,791
0.410% due 10/25/2036		6,168	2,770
0.440% due 05/25/2036		16,868	6,293
0.450% due 04/25/2036		4,632	1,982

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.400% due 01/25/2036		2,417	1,883
0.660% due 10/25/2035		8,000	6,403
1.190% due 01/25/2034		4,275	4,138
1.205% due 12/25/2033		720	701
Asset-Backed Funding Certificates Trust
0.280% due 01/25/2037		11,519	7,230
0.330% due 11/25/2036		17,459	9,490
0.330% due 01/25/2037		7,835	4,954
0.390% due 01/25/2037		39,176	24,989
0.845% due 06/25/2035		18,205	16,533
0.870% due 06/25/2034		3,365	3,162
1.170% due 06/25/2037		5,882	4,132
1.295% due 12/25/2032		2,309	2,200
Asset-Backed Securities Corp. Home Equity Loan Trust
0.295% due 07/25/2036		732	661
1.070% due 06/25/2035		2,900	2,400
1.115% due 05/25/2035		3,500	3,311
1.130% due 12/15/2033		8,336	8,050
1.355% due 06/25/2034		3,330	2,768
1.811% due 03/15/2032		551	528
Associates Manufactured Housing Pass-Through Certificates
7.025% due 03/15/2028		2,073	2,096
7.150% due 03/15/2028		5,544	6,619
Avoca CLO PLC
0.438% due 09/15/2021	EUR	990	1,192
0.516% due 08/03/2022		2,424	2,934
Babson CLO Ltd.
2.255% due 09/28/2021		$2,500	2,501
BankAmerica Manufactured Housing Contract Trust
7.930% due 12/10/2025		5,000	6,334
Bayview Financial Acquisition Trust
0.520% due 05/28/2037		11,693	8,814
0.800% due 05/28/2044		54	54
5.660% due 12/28/2036		400	401
Bayview Financial Asset Trust
0.620% due 03/25/2037		12,760	11,043
0.970% due 03/25/2037		6,631	5,829
0.970% due 12/25/2039		956	913
1.070% due 03/25/2037		6,937	5,890
1.320% due 03/25/2037		3,769	2,937
1.670% due 03/25/2037		3,491	2,441
Bayview Financial Mortgage Pass-Through Trust
0.440% due 04/28/2036		172	168
Bayview Financial Revolving Asset Trust
1.100% due 12/28/2040		7,426	5,684
Bear Stearns Asset-Backed Securities Trust
0.225% due 12/25/2036 ^		195	203
0.265% due 11/25/2036		12,297	11,923
0.280% due 02/25/2037		3,140	2,974
0.300% due 10/25/2036		96	96
0.310% due 10/25/2036		8,648	8,068
0.320% due 06/25/2036		28,320	26,125
0.325% due 12/25/2036 ^		14,706	11,067
0.340% due 05/25/2036 ^		7,877	6,827
0.340% due 10/25/2036		9,151	8,150
0.350% due 06/25/2047		22,255	21,473
0.410% due 06/25/2047		5,000	4,267
0.435% due 04/25/2036		13,230	12,422
0.490% due 08/25/2036		8,659	8,601
0.520% due 04/25/2037 ^		14,097	6,347
0.520% due 05/25/2037 ^		14,281	8,337
0.550% due 01/25/2037		1,942	1,497
0.570% due 08/25/2036		6,607	6,432
0.570% due 09/25/2046		9,132	7,839
0.575% due 12/25/2035		7,324	6,209
0.585% due 12/25/2035		6,836	5,980
0.605% due 11/25/2035 ^		8,469	7,343
0.620% due 08/25/2036		7,308	6,169
0.623% due 09/25/2034		243	230
0.660% due 07/25/2035		160	157
0.660% due 06/25/2036		3,151	3,107
0.805% due 08/25/2035		9,995	9,473
0.825% due 06/25/2035		10,136	8,446
0.830% due 10/25/2032		42	40
0.850% due 06/25/2035		7,500	6,914
0.890% due 07/25/2035		15,487	14,723
0.970% due 10/27/2032		90	86
0.970% due 12/25/2042		1,698	1,703
1.130% due 02/25/2034		1,013	934
1.170% due 10/25/2037		4,261	4,004
1.170% due 11/25/2042		2,121	2,030
1.270% due 10/25/2033		307	287
2.030% due 08/25/2034		1,812	1,682
2.930% due 10/25/2036		239	192
5.500% due 08/25/2035		11,872	11,512

5.500% due 10/25/2035		15,601	15,635
5.500% due 08/25/2036		1,318	1,321
5.750% due 10/25/2033		691	724
6.000% due 06/25/2034		818	841
6.000% due 08/25/2036		7,852	6,147
6.500% due 08/25/2036 ^		5,022	3,412
Berica Asset-Backed Security SRL
0.379% due 12/31/2055	EUR	129,232	155,665
0.382% due 11/30/2051		56,083	67,677
BlackRock Senior Income
0.471% due 04/20/2019		$4,080	4,044
BNC Mortgage Loan Trust
0.270% due 03/25/2037		5,620	5,324
0.270% due 05/25/2037		3,226	3,096
0.420% due 11/25/2037		66	66
Bombardier Capital Mortgage Securitization Corp.
5.980% due 01/15/2018		2,426	2,525
6.530% due 10/15/2028		2,779	2,911
6.805% due 12/15/2030		2,934	3,148
6.975% due 12/15/2029		9,349	5,215
7.180% due 12/15/2029		20,536	11,551
7.575% due 06/15/2030		16,600	9,489
Buckingham CDO Ltd.
0.407% due 04/05/2041		756,592	179,918
0.407% due 09/05/2051		1,056,168	161,382
Cadogan Square CLO BV
0.622% due 08/12/2022	EUR	3,160	3,787
Callidus Debt Partners CLO Fund Ltd.
0.472% due 11/20/2020		$4,872	4,845
0.602% due 11/20/2020		8,000	7,816
Carrington Mortgage Loan Trust
0.320% due 07/25/2036		104,158	78,229
0.390% due 01/25/2037		17,797	11,180
0.420% due 10/25/2036		12,212	7,461
0.490% due 10/25/2035		7	7
0.590% due 02/25/2037		1,688	1,057
CDC Mortgage Capital Trust
1.070% due 11/25/2034		214	207
Celf Loan Partners PLC
0.398% due 11/01/2023	EUR	7,925	9,497
Centex Home Equity Loan Trust
0.790% due 09/25/2034		$1,278	1,147
5.210% due 11/25/2028		812	816
Chase Funding Trust
0.670% due 05/25/2032		116	110
0.770% due 07/25/2033		14	13
CHEC Loan Trust
0.810% due 06/25/2034		581	523
CIT Group Home Equity Loan Trust
1.145% due 12/25/2031		380	359
CIT Mortgage Loan Trust
1.420% due 10/25/2037		356	356
1.620% due 10/25/2037		1,380	1,307
Citigroup Mortgage Loan Trust, Inc.
0.230% due 07/25/2045		2,890	2,500
0.270% due 12/25/2036		7,568	4,571
0.330% due 09/25/2036		11,715	7,649
0.340% due 03/25/2036		895	788
0.350% due 01/25/2037		21,373	14,684
0.350% due 03/25/2037		1,407	1,379
0.370% due 11/25/2045		1,063	1,033
0.410% due 10/25/2036		28,400	27,513
0.580% due 10/25/2035		19,526	17,933
0.630% due 09/25/2035		6,986	6,966
0.650% due 09/25/2035 ^		12,600	11,932
1.370% due 09/25/2033		1,218	1,148
5.249% due 08/25/2035		277	271
COA Summit CLO Ltd.
1.581% due 04/20/2023		101,300	101,264
Cobalt Commercial Mortgage Trust
0.518% due 04/26/2050		59,252	58,186
0.564% due 04/26/2050		21,938	21,195
0.820% due 11/28/2022		6,037	5,735
Commercial Industrial Finance Corp.
0.492% due 05/10/2021		2,402	2,391
0.494% due 03/01/2021		1,021	1,016
Conseco Finance Securitizations Corp.
2.220% due 12/01/2033		24,500	23,596
6.030% due 03/01/2033		6,608	6,744
6.910% due 05/01/2033		39,018	43,524
7.360% due 08/01/2032		9,640	10,695
7.424% due 03/01/2033		12,000	13,440
7.490% due 07/01/2031		54,566	61,039
7.770% due 09/01/2031		16,865	18,769
7.954% due 12/01/2033		8,000	8,941
7.960% due 05/01/2031		26,636	21,009

7.970% due 05/01/2032	5,879	3,964
8.060% due 05/01/2031	8,011	5,463
8.200% due 05/01/2031	38,291	31,438
8.310% due 05/01/2032	34,502	24,092
8.850% due 12/01/2030	1,992	1,378
Conseco Financial Corp.
6.040% due 11/01/2029	1	1
6.440% due 12/01/2030	15,224	15,067
6.660% due 06/01/2030	6,104	6,536
6.740% due 02/01/2031	105	106
6.760% due 03/01/2030	4,062	4,388
6.870% due 01/15/2029	193	201
7.240% due 11/15/2028	16,155	17,383
7.410% due 05/01/2031	935	809
7.550% due 01/15/2029	1,958	2,058
7.860% due 03/01/2030	19,899	18,078
Coronado CDO Ltd.
0.755% due 09/04/2038	50,201	48,731
Countrywide Asset-Backed Certificates
0.290% due 06/25/2047	3,626	3,579
0.305% due 01/25/2037	11,306	10,739
0.310% due 07/25/2037	103,300	82,032
0.310% due 08/25/2037	29,000	23,679
0.320% due 05/25/2037	38,445	33,149
0.320% due 03/25/2047	19,573	16,743
0.320% due 06/25/2047	26,891	22,783
0.340% due 05/25/2037	9,107	8,135
0.340% due 06/25/2047	8,013	7,187
0.340% due 09/25/2047	17,477	17,214
0.345% due 07/25/2036	4,197	4,117
0.350% due 07/25/2036	9,621	9,462
0.350% due 09/25/2036	2,346	2,297
0.360% due 06/25/2036	861	843
0.360% due 06/25/2047	45,397	38,933
0.390% due 09/25/2037	18,468	14,384
0.390% due 06/25/2047	12,733	6,062
0.390% due 09/25/2047	37,452	27,821
0.400% due 05/25/2037	13,000	7,712
0.400% due 07/25/2037	5,000	2,289
0.405% due 04/25/2036	168	167
0.410% due 04/25/2036	25,532	20,370
0.410% due 06/25/2037	13,500	11,390
0.420% due 03/25/2036 ^	24,194	21,051
0.455% due 07/25/2036	2,000	1,787
0.490% due 10/25/2036	5,779	4,749
0.500% due 07/25/2036	2,728	2,221
0.510% due 12/25/2036 ^	27,227	18,522
0.520% due 03/25/2036 ^	5,179	4,585
0.520% due 05/25/2046	4,736	4,543
0.555% due 11/25/2035	4,940	4,715
0.620% due 03/25/2047 ^	14,912	9,967
0.630% due 11/25/2035	1,346	1,332
0.630% due 01/25/2036	12,500	12,313
0.690% due 01/25/2036	23,050	20,273
0.870% due 12/25/2033	2,720	2,607
0.880% due 08/25/2035	5,000	3,868
0.920% due 05/25/2034	3,114	2,971
0.950% due 11/25/2034	1,145	1,139
0.970% due 10/25/2035	18,495	11,544
1.015% due 05/25/2033	256	239
1.170% due 08/25/2047	3,657	3,351
1.220% due 07/25/2033	1,965	1,871
1.220% due 11/25/2034	19,716	18,599
4.542% due 04/25/2036	568	578
4.693% due 10/25/2035	1,692	1,688
4.835% due 02/25/2036	1,341	1,296
4.933% due 09/25/2046	1,088	1,155
5.157% due 07/25/2036	2,929	2,842
5.195% due 10/25/2046 ^	10,716	9,632
5.834% due 07/25/2034	1,719	2,797
Countrywide Asset-Backed Certificates Trust
0.315% due 09/25/2046	21,712	17,844
0.320% due 02/25/2037	9,425	8,618
0.320% due 04/25/2046	31,370	29,390
0.330% due 03/25/2037	16,225	14,770
0.770% due 08/25/2035	5,798	5,727
1.005% due 04/25/2035	5,000	4,483
1.025% due 08/25/2034	30,883	29,421
1.070% due 11/25/2034	1,041	1,036
4.778% due 02/25/2036	27,482	28,000
5.007% due 02/25/2036	7,221	6,886
5.297% due 10/25/2046	149	128
Countrywide Home Equity Loan Trust
0.391% due 02/15/2036	8,851	7,660
Credit Suisse First Boston Mortgage Securities Corp.
2.505% due 08/25/2032	418	385

Credit-Based Asset Servicing and Securitization LLC
0.215% due 11/25/2036		115	65
0.225% due 01/25/2037 ^		39	18
0.289% due 07/25/2037		11,439	7,563
0.385% due 11/25/2036		5,896	3,412
0.390% due 07/25/2037		7,665	5,134
0.405% due 07/25/2036		12,000	8,576
0.510% due 07/25/2037		11,195	7,608
0.875% due 01/25/2035		13,738	12,469
1.175% due 11/25/2033		1,284	1,229
4.099% due 01/25/2037 ^		311	170
4.123% due 07/25/2035 ^		1,540	1,549
6.240% due 10/25/2036		2,068	2,095
6.280% due 05/25/2035		4,808	4,808
Crest Ltd.
7.100% due 05/27/2036		1,373	1,397
Denali Capital CLO Ltd.
0.921% due 04/21/2020		1,100	1,094
Doral CLO Ltd.
1.695% due 12/19/2022		165,000	165,161
Dryden Leveraged Loan CDO
0.568% due 01/25/2022	EUR	280	339
Educational Funding Co. LLC
0.484% due 10/25/2029		$2,317	2,146
EMC Mortgage Loan Trust
0.640% due 04/25/2042		2,265	2,054
0.720% due 03/25/2031		2,220	2,189
0.720% due 08/25/2040		804	721
0.720% due 11/25/2041		62	62
0.910% due 05/25/2040		120	109
Encore Credit Receivables Trust
0.860% due 07/25/2035		12,189	10,221
Equity One Mortgage Pass-Through Trust
5.495% due 12/25/2033		782	783
Faxtor ABS BV
0.356% due 11/02/2070	EUR	2,352	2,798
FBR Securitization Trust
0.845% due 11/25/2035		$10,000	8,519
0.915% due 09/25/2035		9	9
Fieldstone Mortgage Investment Trust
0.360% due 05/25/2036		2,787	1,822
Finance America Mortgage Loan Trust
1.115% due 11/25/2034		402	356
1.220% due 09/25/2033		354	336
First Franklin Mortgage Loan Asset-Backed Certificates
0.995% due 05/25/2034		5,482	5,070
1.880% due 05/25/2034		633	527
First Franklin Mortgage Loan Trust
0.310% due 12/25/2036		6,016	3,743
0.320% due 07/25/2036		11,968	11,443
0.320% due 12/25/2036		22,675	17,155
0.330% due 12/25/2037		41,776	27,953
0.345% due 03/25/2036		2,463	2,370
0.360% due 01/25/2036		17	17
0.375% due 01/25/2038		616	406
0.430% due 11/25/2036		3,299	3,265
0.530% due 11/25/2035		3,300	2,123
0.550% due 09/25/2035		731	731
0.610% due 05/25/2036		2,000	1,810
0.640% due 07/25/2035		14,436	13,904
0.660% due 09/25/2035		2,175	2,084
0.905% due 12/25/2034		9,537	9,140
1.040% due 09/25/2034		11,222	9,958
First NLC Trust
0.240% due 08/25/2037		750	427
0.875% due 12/25/2035		4,582	4,392
Four Corners CLO Ltd.
0.482% due 07/22/2020		1,571	1,563
Fremont Home Loan Trust
0.270% due 08/25/2036		3,375	1,452
0.300% due 11/25/2036		33,341	16,325
0.330% due 08/25/2036		20,558	8,946
0.340% due 02/25/2036		27,639	23,612
0.340% due 02/25/2037		17,794	10,241
0.390% due 01/25/2037		38,561	19,965
0.410% due 08/25/2036		349	154
0.420% due 05/25/2036		7,286	4,351
0.440% due 04/25/2036		22,370	13,561
0.995% due 01/25/2034		3,428	3,143
1.220% due 11/25/2034		6,400	5,668
Galaxy CLO Ltd.
0.474% due 04/25/2019		1,075	1,073
Gallatin CLO Ltd.
1.501% due 07/15/2023		8,000	7,989
GCO Education Loan Funding Trust
0.353% due 08/25/2028		17,000	16,855

GE-WMC Mortgage Securities Trust
0.210% due 08/25/2036		6	3
Gem Ligos Ltd.
0.661% due 03/23/2021		24,598	24,453
Goldman Sachs Asset Management CLO PLC
0.452% due 08/01/2022		13,175	13,103
Gramercy Real Estate CDO Ltd.
0.534% due 07/25/2041		4,850	4,668
0.554% due 07/25/2035		687	684
0.624% due 07/25/2035		14,000	13,440
Green Tree Servicing LLC
8.970% due 04/25/2038		9,513	10,090
Greenpoint Manufactured Housing
3.295% due 10/14/2031		30,218	31,302
3.325% due 11/17/2031		22,050	22,004
3.657% due 06/08/2031		23,408	23,589
8.300% due 10/15/2026		6,500	6,978
Grosvenor Place CLO BV
0.511% due 07/20/2021	EUR	2,962	3,594
0.881% due 07/20/2021		5,000	6,024
0.953% due 03/28/2023	GBP	1,961	3,062
GSAA Home Equity Trust
0.240% due 03/25/2036		$46	28
0.350% due 03/25/2036		44,363	27,129
0.390% due 05/25/2047		5,565	4,044
0.410% due 06/25/2036		6,589	3,871
0.440% due 10/25/2035		6,260	5,922
0.540% due 06/25/2035		859	827
0.540% due 10/25/2035		44,000	39,763
5.344% due 09/25/2035		490	420
6.000% due 11/25/2037 ^		1,262	1,122
GSAMP Trust
0.240% due 12/25/2036		464	240
0.250% due 11/25/2036		787	453
0.260% due 01/25/2037		4,035	2,455
0.300% due 01/25/2037		35	35
0.310% due 11/25/2036		7,494	4,378
0.320% due 08/25/2036		17,483	13,210
0.350% due 11/25/2035		293	49
0.410% due 12/25/2035		22,672	20,218
0.410% due 06/25/2036		6,942	4,341
0.455% due 10/25/2036 ^		1,839	231
0.600% due 11/25/2035		15,304	13,229
0.660% due 07/25/2045		5,500	5,238
0.690% due 07/25/2045		19,366	15,917
1.320% due 12/25/2034		21,258	15,908
1.370% due 10/25/2034		1,889	1,792
GSRPM Mortgage Loan Trust
0.470% due 03/25/2035		1,644	1,621
0.470% due 09/25/2036		3,758	3,588
Halcyon Loan Investors CLO, Inc.
0.572% due 11/20/2020		6,000	5,862
Halcyon Structured Asset Management Long/Short Ltd.
0.457% due 08/07/2021		6,251	6,237
0.552% due 08/07/2021		35,000	34,476
Home Equity Asset Trust
0.355% due 07/25/2037		22,060	20,914
0.380% due 05/25/2036		182	182
0.870% due 12/25/2033		97	92
0.915% due 11/25/2032		128	116
1.070% due 11/25/2034		1,435	1,363
1.355% due 06/25/2032		4,250	4,024
HSI Asset Loan Obligation Trust
5.379% due 12/25/2036		13,296	8,272
HSI Asset Securitization Corp. Trust
0.220% due 10/25/2036		401	222
0.540% due 01/25/2036		9,000	8,176
ICE EM CLO
0.681% due 08/15/2022		9,450	9,444
IMC Home Equity Loan Trust
7.520% due 08/20/2028		82	82
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.280% due 11/25/2036		1,535	1,518
0.370% due 07/25/2037		25,044	14,745
0.490% due 04/25/2047		22,801	16,043
0.620% due 08/25/2035		5,100	5,053
ING Investment Management CLO Ltd.
2.681% due 10/15/2022		3,400	3,404
Irwin Whole Loan Home Equity Trust
0.710% due 07/25/2032		1	1
IXIS Real Estate Capital Trust
0.370% due 03/25/2036		9,436	5,962
0.800% due 02/25/2035		3,496	3,119
JPMorgan Mortgage Acquisition Corp.
0.350% due 02/25/2036		9,982	9,594
0.425% due 03/25/2036		10,500	7,155

0.460% due 05/25/2035		11,601	10,578
0.610% due 09/25/2035		1,029	933
0.640% due 09/25/2035		10,682	8,101
JPMorgan Mortgage Acquisition Trust
0.230% due 03/25/2047		450	440
0.255% due 03/25/2047		260	172
0.265% due 08/25/2036		6,564	3,418
0.295% due 10/25/2036		14,739	13,358
0.315% due 05/25/2036		5,632	5,465
0.320% due 05/25/2036		2,575	2,553
0.325% due 04/25/2036		14,062	13,533
0.330% due 01/25/2037		16,937	16,555
0.330% due 05/25/2037		14,700	13,271
0.380% due 03/25/2037		31,814	28,195
0.385% due 07/25/2036		10,000	9,590
4.498% due 01/25/2037 ^		28	22
5.830% due 07/25/2036 ^		8,976	5,468
6.410% due 07/25/2036 ^		12,797	7,792
Legg Mason Real Estate CDO Corp.
0.435% due 05/25/2045		1,934	1,922
Lehman ABS Manufactured Housing Contract Trust
5.270% due 04/15/2040		1,193	1,283
Lehman XS Trust
0.305% due 04/25/2037 ^		2,563	1,895
0.340% due 02/25/2037		42,184	23,196
Locat Securitisation Vehicle SRL
0.243% due 12/12/2028	EUR	541	654
Long Beach Mortgage Loan Trust
0.370% due 01/25/2036		$38,336	37,561
0.430% due 05/25/2036		883	470
0.500% due 01/25/2046		257	227
0.550% due 08/25/2045		9,279	8,706
0.600% due 11/25/2035		18,800	16,358
0.950% due 06/25/2034		9,677	9,389
1.025% due 07/25/2034		6,477	6,279
1.295% due 05/25/2032		103	100
1.295% due 07/25/2033		7,384	6,944
3.170% due 11/25/2032		44	39
Madison Avenue Manufactured Housing Contract Trust
3.420% due 03/25/2032		6,000	5,585
Magnetite Ltd.
2.991% due 09/15/2023		18,300	18,373
Manufactured Housing Contract Trust Pass-Through Certificates
2.155% due 11/22/2031		26,400	25,890
Marathon Real Estate CDO Ltd.
0.500% due 05/25/2046		52,016	50,523
MASTR Asset-Backed Securities Trust
0.220% due 11/25/2036		10	5
0.220% due 01/25/2037		108	48
0.320% due 08/25/2036		4,907	2,686
0.360% due 01/25/2036		2,886	2,836
0.380% due 11/25/2036		5,675	2,768
0.410% due 06/25/2036		7,488	4,244
0.410% due 08/25/2036		3,700	2,059
0.470% due 01/25/2036		5,288	5,102
0.470% due 05/25/2037		20,276	19,007
0.540% due 06/25/2035		88	87
0.670% due 10/25/2035		22,732	15,809
1.115% due 05/25/2035		4,000	3,833
4.820% due 05/25/2033		8,272	7,906
MASTR Specialized Loan Trust
0.430% due 02/25/2036		7,992	6,958
0.540% due 01/25/2037		18,578	12,023
Mercator CLO PLC
0.529% due 10/12/2023	EUR	514	622
Mercury CDO Ltd.
0.575% due 12/08/2040		$77,244	70,679
Merit Securities Corp.
6.690% due 07/28/2033		2,097	2,160
Merrill Lynch First Franklin Mortgage Loan Trust
0.340% due 04/25/2037		5,420	3,185
0.410% due 05/25/2037		39,751	23,730
0.420% due 04/25/2037		43,508	25,891
0.490% due 05/25/2037		59,146	35,752
Merrill Lynch Mortgage Investors Trust
0.315% due 04/25/2037		17,555	8,778
0.320% due 11/25/2037		34,546	16,903
0.350% due 03/25/2037		6,500	4,861
0.435% due 01/25/2047		5,639	5,353
0.480% due 12/25/2036		5,700	5,270
0.620% due 02/25/2047		49,570	36,779
0.670% due 06/25/2036		14,572	13,455
MESA Trust
3.395% due 11/25/2031 ^		1,224	836
Mid-State Capital Corp. Trust
3.500% due 12/15/2045		12,137	12,536

6.005% due 08/15/2037	3,644	3,840
Mid-State Trust
4.864% due 07/15/2038	1,246	1,335
Morgan Stanley ABS Capital, Inc. Trust
0.300% due 01/25/2037	10,263	6,288
0.310% due 10/25/2036	10,996	6,790
0.310% due 11/25/2036	4,658	3,237
0.310% due 05/25/2037	721	512
0.320% due 09/25/2036	12,213	6,940
0.320% due 10/25/2036	25,863	18,142
0.320% due 12/25/2036	1,723	949
0.330% due 09/25/2036	40,026	24,387
0.350% due 01/25/2036	710	707
0.350% due 02/25/2037	33,441	16,360
0.350% due 03/25/2037	42,190	24,171
0.370% due 02/25/2037	2,853	1,819
0.390% due 10/25/2036	2,199	1,373
0.390% due 11/25/2036	6,987	4,904
0.400% due 09/25/2036	2,512	1,550
0.400% due 10/25/2036	14,772	10,462
0.400% due 11/25/2036	5,469	3,549
0.400% due 02/25/2037	22,012	10,853
0.420% due 08/25/2036	14,571	9,416
0.420% due 03/25/2037	24,814	14,339
0.420% due 05/25/2037	33,664	24,252
0.430% due 05/25/2037	17,584	12,780
0.480% due 12/25/2035	10,533	9,533
0.580% due 11/25/2035	22,000	19,435
0.630% due 06/25/2034	1,032	1,036
0.910% due 01/25/2034	78	76
0.970% due 07/25/2037	1,975	1,919
0.980% due 04/25/2034	3,557	3,352
1.070% due 05/25/2034	9,914	9,415
1.100% due 07/25/2035	7,500	6,376
1.160% due 06/25/2035	11,200	10,137
1.190% due 10/25/2033	3,655	3,439
1.190% due 11/25/2034	188	172
1.230% due 09/25/2034	323	305
1.250% due 03/25/2033	77	74
1.370% due 06/25/2033	2,625	2,569
1.420% due 07/25/2037	13,310	9,834
Morgan Stanley Dean Witter Capital, Inc. Trust
1.520% due 02/25/2033	1,532	1,468
1.745% due 11/25/2032	3,894	3,747
Morgan Stanley Home Equity Loan Trust
0.270% due 04/25/2037	7,163	4,575
0.340% due 04/25/2037	11,588	7,469
0.500% due 12/25/2035	247	235
0.520% due 04/25/2037	19,566	12,901
Morgan Stanley IXIS Real Estate Capital Trust
0.240% due 11/25/2036	15,558	8,220
0.280% due 11/25/2036	12,177	6,473
0.390% due 11/25/2036	18,699	10,101
Morgan Stanley Mortgage Loan Trust
0.400% due 02/25/2037	742	447
5.750% due 04/25/2037 ^	647	510
5.965% due 09/25/2046	7,462	5,311
6.000% due 07/25/2047 ^	840	755
Mountain View Funding CLO Ltd.
0.491% due 04/15/2019	1,210	1,203
MSIM Peconic Bay Ltd.
0.511% due 07/20/2019	360	360
N-Star Real Estate CDO Ltd.
0.623% due 06/16/2041	4,532	4,250
National Collegiate Student Loan Trust
0.300% due 11/27/2028	10,568	10,426
0.310% due 12/27/2027	1,960	1,932
Nationstar Home Equity Loan Trust
0.300% due 06/25/2037	399	385
0.340% due 09/25/2036	94	94
0.400% due 03/25/2037	766	620
0.420% due 06/25/2037	340	244
NCT Funding Ltd.
0.420% due 04/25/2040	9,549	9,072
New Century Home Equity Loan Trust
0.350% due 05/25/2036	1,100	783
0.680% due 07/25/2035	836	730
0.910% due 08/25/2034	181	172
Newcastle CDO Ltd.
0.595% due 12/24/2039	8,335	8,147
Newcastle Investment Trust
8.114% due 05/01/2033	190,177	200,260
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.380% due 11/25/2035	21,766	19,967
NovaStar Mortgage Funding Trust
0.320% due 06/25/2036	3,178	2,117

Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032		5,331	5,342
5.410% due 11/15/2032		6,990	7,018
6.340% due 04/15/2029		648	658
7.945% due 03/15/2022		3,781	2,881
8.150% due 09/15/2029		6,097	4,713
Octagon Investment Partners Ltd.
0.493% due 08/25/2021		9,154	9,020
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.420% due 12/25/2035		1,565	1,557
Option One Mortgage Loan Trust
0.310% due 01/25/2037		13,725	8,392
0.310% due 02/25/2037		2,083	1,227
0.350% due 07/25/2037		8,951	5,338
1.070% due 01/25/2034		3,902	3,660
Option One Mortgage Loan Trust Asset-Backed Certificates
0.630% due 11/25/2035		15,000	11,154
1.025% due 10/25/2032		4,985	4,758
1.070% due 07/25/2032		1,719	1,603
Origen Manufactured Housing Contract Trust
7.200% due 01/15/2037		3,378	3,569
7.650% due 03/15/2032		6,706	7,041
Ownit Mortgage Loan Trust
0.770% due 10/25/2036		5,412	4,069
3.368% due 12/25/2036		12,475	7,832
Pangaea ABS SPV
0.339% due 12/28/2096	EUR	18,501	20,786
Park Place Securities, Inc.
0.620% due 09/25/2035		$200	199
0.650% due 05/25/2035		11,774	9,468
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.640% due 09/25/2035		23,085	21,313
0.670% due 07/25/2035		6,275	6,209
0.690% due 01/25/2036		2,571	2,566
0.890% due 03/25/2035		4,500	4,116
1.115% due 02/25/2035		2,373	2,375
1.190% due 12/25/2034		1,110	1,114
People’s Choice Home Loan Securities Trust
0.875% due 05/25/2035 ^		9,280	8,519
People’s Financial Realty Mortgage Securities Trust
0.310% due 09/25/2036		20,088	8,242
Popular ABS Mortgage Pass-Through Trust
0.435% due 07/25/2035		1,393	1,339
0.830% due 08/25/2035		4,326	4,129
4.336% due 01/25/2036		150	140
4.899% due 04/25/2035		129	109
Primus CLO Ltd.
0.463% due 07/15/2021		9,561	9,417
Putnam Structured Product Funding Ltd.
0.611% due 10/15/2038		29,449	28,138
Quest Trust
2.420% due 05/25/2033		114	113
RAAC Trust
0.360% due 09/25/2045		201	200
0.460% due 05/25/2046		14,858	13,487
0.520% due 11/25/2046		992	865
0.550% due 10/25/2046		4,968	4,426
0.570% due 09/25/2045		4,669	3,807
0.670% due 02/25/2037		5,000	4,010
0.870% due 02/25/2046		673	616
1.370% due 09/25/2047		4,349	4,296
1.670% due 09/25/2047		9,087	7,428
Race Point CLO Ltd.
1.541% due 12/15/2022		15,300	15,331
Renaissance Home Equity Loan Trust
0.670% due 12/25/2033		136	133
1.035% due 08/25/2033		1,559	1,475
Residential Asset Mortgage Products Trust
0.340% due 07/25/2036		38,021	37,278
0.350% due 11/25/2036		16,625	14,302
0.360% due 03/25/2036		10,524	10,237
0.370% due 05/25/2036		403	394
0.400% due 01/25/2036		4,681	4,515
0.450% due 09/25/2036		5,300	4,119
0.600% due 11/25/2035		12,673	10,801
0.700% due 06/25/2035		5,000	4,550
0.720% due 02/25/2035		5,645	5,058
0.760% due 08/25/2035		13,673	12,417
0.920% due 04/25/2034		10,027	9,009
1.040% due 02/25/2034		4,847	4,652
1.040% due 04/25/2034		11,070	10,348
1.085% due 06/25/2034		4,739	4,513
1.145% due 10/25/2033		6,857	6,244
1.145% due 09/25/2034		6,235	5,901
1.745% due 04/25/2034		3,604	2,081
1.820% due 11/25/2034		4,060	3,854

2.150% due 04/25/2034		3,754	1,282
4.790% due 06/25/2033		23	24
4.828% due 12/25/2033		160	163
5.340% due 08/25/2033		602	606
5.800% due 10/25/2033		247	237
Residential Asset Securities Corp. Trust
0.320% due 08/25/2036		19,582	18,153
0.330% due 06/25/2036		22,942	22,080
0.330% due 07/25/2036		38,996	35,711
0.340% due 11/25/2036		36,600	32,350
0.350% due 04/25/2036		3,086	2,896
0.410% due 10/25/2036		8,000	6,245
0.430% due 07/25/2036		2,200	1,713
0.440% due 04/25/2036		13,387	12,909
0.490% due 01/25/2036		4,713	4,673
0.510% due 04/25/2037		44,390	31,519
0.540% due 03/25/2036		20,029	17,616
0.550% due 02/25/2036		6,246	5,485
0.580% due 11/25/2035		11,690	11,040
0.630% due 01/25/2036		10,500	8,393
0.655% due 07/25/2032 ^		924	784
0.760% due 08/25/2035		7,500	6,433
0.760% due 09/25/2035		5,250	4,698
0.820% due 06/25/2035		4,241	3,832
0.905% due 04/25/2034		3,577	3,214
0.965% due 01/25/2035		7,090	6,702
0.995% due 02/25/2034		7,221	6,835
1.010% due 12/25/2034		11,304	10,874
1.070% due 04/25/2035		4,724	4,331
5.120% due 12/25/2033		3,540	3,297
6.084% due 06/25/2032 ^		3,085	3,177
6.349% due 03/25/2032		127	126
Residential Funding Home Equity Loan Trust
0.300% due 05/25/2036		1,632	1,449
Residential Funding Home Loan Trust
5.450% due 08/25/2034		2,468	2,559
RMF Euro CDO PLC
0.674% due 07/18/2023	EUR	3,100	3,660
Salomon Mortgage Loan Trust
1.070% due 11/25/2033		$1,673	1,661
Saturn CLO Ltd.
0.458% due 05/13/2022		13,614	13,464
Saxon Asset Securities Trust
0.670% due 03/25/2032		709	660
1.130% due 12/25/2033		6,256	5,914
Securitized Asset-Backed Receivables LLC Trust
0.230% due 12/25/2036 ^		628	232
0.250% due 11/25/2036 ^		244	102
0.295% due 06/25/2036		6,060	4,325
0.405% due 06/25/2036		12,483	9,094
0.420% due 05/25/2036		3,779	2,263
0.460% due 11/25/2035		10,812	9,957
0.845% due 01/25/2035		1,275	1,210
1.130% due 01/25/2036 ^		2,727	2,403
Skellig Rock BV
0.531% due 11/30/2022	EUR	3,692	4,406
SLM Private Credit Student Loan Trust
0.421% due 03/15/2024		$2,416	2,395
0.431% due 12/15/2023		16,814	16,677
0.481% due 12/16/2041		4,000	3,589
SLM Private Education Loan Trust
2.811% due 12/16/2019		2,911	2,951
3.411% due 05/16/2044		31,720	33,581
SLM Student Loan Trust
0.255% due 10/25/2039	EUR	10,000	11,050
0.342% due 12/15/2023		7,672	9,120
0.352% due 09/15/2021		363	439
Sorin Real Estate CDO Ltd.
0.535% due 06/07/2040		$68,783	64,553
Soundview Home Loan Trust
0.250% due 06/25/2037		1,801	1,080
0.280% due 02/25/2037		259	127
0.300% due 07/25/2037		104	83
0.340% due 11/25/2036		37,266	14,794
0.350% due 05/25/2036		406	380
0.380% due 06/25/2037		13,519	8,092
0.400% due 06/25/2036		10,000	7,077
0.680% due 08/25/2035		26,000	22,986
0.690% due 12/25/2035		1,633	1,611
0.995% due 06/25/2035		4,100	3,697
1.470% due 11/25/2033		1,097	1,089
Specialty Underwriting & Residential Finance Trust
0.440% due 04/25/2037		5,347	2,851
0.470% due 12/25/2036		130	127
Spirit Master Funding LLC
3.887% due 12/20/2043		40,000	40,844

SpringCastle America Funding LLC
2.700% due 05/25/2023		50,842	50,839
Springleaf Funding Trust
3.920% due 01/16/2023		36,249	36,783
STORE Master Funding LLC
5.000% due 04/20/2044		17,150	18,379
Streeterville ABS CDO Ltd.
0.582% due 11/03/2040		186,439	159,126
Structured Asset Investment Loan Trust
0.320% due 07/25/2036		15,626	10,696
0.680% due 08/25/2035		2,000	1,512
0.870% due 04/25/2033		795	772
0.905% due 03/25/2035		10,600	9,900
0.950% due 07/25/2035		13,234	11,751
1.145% due 09/25/2034		199	170
Structured Asset Securities Corp.
0.905% due 02/25/2035		9,991	7,745
Structured Asset Securities Corp. Mortgage Loan Trust
0.310% due 09/25/2036		9,508	9,303
0.320% due 09/25/2036		15,696	13,522
0.340% due 12/25/2036		4,223	3,550
0.340% due 06/25/2037		10,520	8,354
0.490% due 05/25/2037		10,444	9,517
0.540% due 04/25/2036		10,000	8,590
1.170% due 08/25/2037		24,479	22,996
1.255% due 10/25/2037		78,113	41,326
1.656% due 04/25/2035		940	911
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.520% due 04/25/2033		501	490
3.450% due 02/25/2032		709	703
5.410% due 06/25/2033		196	198
5.560% due 05/25/2034		686	697
Structured Asset Securities Corp. Trust
7.835% due 05/25/2031		3,881	3,452
Symphony CLO Ltd.
0.981% due 01/15/2024		88,800	88,437
Triaxx Prime CDO Ltd.
0.430% due 10/02/2039		47,485	40,172
Truman Capital Mortgage Loan Trust
0.430% due 03/25/2036		227	212
0.920% due 12/25/2032		1,745	1,759
Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032		5,000	5,417
Vanderbilt Mortgage Finance
5.840% due 02/07/2026		703	714
6.570% due 08/07/2024		367	373
Venture CDO Ltd.
0.461% due 01/20/2022		6,851	6,795
0.512% due 07/22/2021		39,423	38,937
WaMu Asset-Backed Certificates Trust
0.280% due 04/25/2037		71	36
0.340% due 07/25/2047		9,895	6,501
Wasatch Ltd.
0.401% due 11/14/2022		55,335	53,496
0.473% due 11/14/2022		92,224	89,167
Washington Mutual Asset-Backed Certificates Trust
0.215% due 10/25/2036		201	103
0.320% due 05/25/2036		23,908	16,539
0.335% due 10/25/2036		20,289	10,546
0.395% due 08/25/2036		14,869	9,229
Wells Fargo Home Equity Asset-Backed Securities Trust
0.800% due 11/25/2035		2,600	2,306
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
0.800% due 04/25/2034		224	201
Wrightwood Capital Real Estate CDO Ltd.
0.551% due 11/21/2040		35,743	35,117

Total Asset-Backed Securities (Cost $6,591,905)			7,135,309

SOVEREIGN ISSUES 5.8%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		11,527	11,595
4.125% due 09/15/2017	EUR	5,000	6,099
6.500% due 06/10/2019		$600	639
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2045	BRL	280,414	103,363
6.000% due 08/15/2050		3,755,330	1,383,231
10.000% due 01/01/2023		1,707,750	571,286
Costa Rica Government International Bond
7.000% due 04/04/2044		$32,200	31,636
Indonesia Government International Bond
6.750% due 01/15/2044		3,800	4,712
Korea Housing Finance Corp.
4.125% due 12/15/2015		11,500	11,820

Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	3,757,000	25,653
4.500% due 07/03/2017		3,260,000	21,837
Russia Government International Bond
5.625% due 04/04/2042		$122,600	103,213
5.875% due 09/16/2043		45,800	39,829
7.500% due 03/31/2030		2,993	3,111
Ukraine Government International Bond
6.250% due 06/17/2016		800	524
7.500% due 04/17/2023		1,900	1,150
7.750% due 09/23/2020		3,680	2,231
7.800% due 11/28/2022		12,310	7,632
7.950% due 02/23/2021 (i)		3,890	2,412
9.250% due 07/24/2017		8,700	5,437
Xunta de Galicia
6.131% due 04/03/2018	EUR	200	284

Total Sovereign Issues (Cost $2,625,418)			2,337,694

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Citigroup, Inc.		19,546	1,057

HEALTH CARE (d)(h) 0.0%
NVHL S.A. ‘A’		8,220	22
NVHL S.A. ‘B’		8,220	23
NVHL S.A. ‘C’		8,220	23
NVHL S.A. ‘D’		8,220	23
NVHL S.A. ‘E’		8,220	23
NVHL S.A. ‘F’		8,220	23
NVHL S.A. ‘G’		8,220	23
NVHL S.A. ‘H’		8,220	23
NVHL S.A. ‘I’		8,220	23
NVHL S.A. ‘J’		8,220	23

			229

Total Common Stocks (Cost $1,111)			1,286

WARRANTS 0.0%
INDUSTRIALS 0.0%
Alion Science and Technology Corp. - Exp. 03/15/2017		6,775	0

Total Warrants (Cost $0)			0

CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co. 7.500% (g)		1,200	1,458

Total Convertible Preferred Securities (Cost $1,127)			1,458

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.2%
Ally Financial, Inc.
8.500% due 05/15/2016 (g)		40,000	1,077
American Realty Capital Properties, Inc.
6.700% due 01/03/2019 (g)		260,000	5,931
CoBank ACB
6.250% due 10/01/2022 (g)(h)		60,000	6,077
Farm Credit Bank of Texas
6.750% due 09/15/2023 (g)		500,000	51,860
GMAC Capital Trust
8.125% due 02/15/2040		30,000	791
Navient Corp. CPI Linked Security
3.708% due 01/16/2018		51,000	1,237
Public Storage
5.200% due 01/16/2018 (g)		78,530	1,810
5.200% due 03/13/2018 (g)		39,532	917
6.000% due 06/04/2019 (g)		450,000	11,395

6.375% due 03/17/2019 (g)		45,000	1,180

			82,275

UTILITIES 0.1%
Entergy Arkansas, Inc.
4.750% due 06/01/2063		11,150	249
Entergy Louisiana LLC
4.700% due 06/01/2063		58,350	1,286
Qwest Corp.
7.375% due 06/01/2051		850,000	22,833

			24,368

Total Preferred Securities (Cost $104,411)			106,643

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.7%
MEXICO TREASURY BILLS 3.3%
2.944% due 01/08/2015 - 04/01/2015 (e)	MXN	20,019,885	1,350,857

U.S. TREASURY BILLS 1.4%
0.054% due 01/29/2015 - 05/28/2015 (e)(i)(k)(m)		$559,915	559,843

Total Short-Term Instruments (Cost $1,925,954)			1,910,700

Total Investments in Securities (Cost $36,545,469)			37,089,758

	SHARES
INVESTMENTS IN AFFILIATES 8.4%
SHORT-TERM INSTRUMENTS 8.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.4%
PIMCO Short-Term Floating NAV Portfolio		15,934,992	159,175
PIMCO Short-Term Floating NAV Portfolio III		325,437,759	3,225,739

Total Short-Term Instruments (Cost $3,408,078)			3,384,914

Total Investments in Affiliates (Cost $3,408,078)			3,384,914

Total Investments 100.5% (Cost $39,953,547)			$40,474,672
Financial Derivative Instruments (j)(l) (0.5%) (Cost or Premiums, net $(705,750))			(181,784)
Other Assets and Liabilities, net 0.0%			(28,146)

Net Assets 100.0%			$40,264,742

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Payment in-kind bond security.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CoBank ACB	10/01/2012	$6,000	$6,077	0.02%
NVHL S.A. ‘A’	03/09/2012	26	22	0.00%
NVHL S.A. ‘B’	03/09/2012	26	23	0.00%
NVHL S.A. ‘C’	03/09/2012	27	23	0.00%
NVHL S.A. ‘D’	03/09/2012	27	23	0.00%
NVHL S.A. ‘E’	03/09/2012	27	23	0.00%
NVHL S.A. ‘F’	03/09/2012	27	23	0.00%
NVHL S.A. ‘G’	03/09/2012	27	23	0.00%
NVHL S.A. ‘H’	03/09/2012	27	23	0.00%
NVHL S.A. ‘I’	03/09/2012	27	23	0.00%
NVHL S.A. ‘J’	03/09/2012	27	23	0.00%
Navient Corp. 5.000% due 12/15/2015	03/06/2014	130	132	0.00%
Rise Ltd. 4.750% due 01/31/2021	02/11/2014	4,486	4,499	0.01%

		$10,884	$10,937	0.03%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
CFR	(5.000%)	12/19/2014	12/18/2016	EUR	(1,580)	$(1,912)
	(4.000%)	12/03/2014	12/01/2016	GBP	(2,954)	(4,603)
	0.750%	01/23/2014	01/21/2016	EUR	(5,540)	(6,651)
	0.750%	12/17/2014	02/03/2015		(15,409)	(18,651)
	5.000%	09/19/2014	07/14/2016		$(2,657)	(2,619)
DBL	0.680%	12/17/2014	02/03/2015	EUR	(20,674)	(25,025)
	0.700%	12/22/2014	02/03/2015		(1,428)	(1,729)
JML	(1.500%)	11/12/2014	12/31/2016		$(9,293)	(9,322)
	(1.500%)	11/12/2014	10/28/2017		0	27
RYL	0.800%	11/05/2014	01/16/2015	GBP	(4,536)	(7,079)

Total Reverse Repurchase Agreements						$(77,564)

(1)	As of December 31, 2014, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2014 was $62,371 at a weighted average interest rate of (1.307%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (2)
Fannie Mae	4.000%	01/01/2045	$50,000	$(52,775)	$(53,349)
Fannie Mae	4.000%	02/01/2045	133,000	(141,314)	(141,546)
Fannie Mae	4.000%	03/12/2045	9,000	(9,551)	(9,552)
Fannie Mae	4.500%	01/01/2045	291,000	(315,236)	(315,854)
U.S. Treasury Bonds	3.125%	08/15/2044	12,550	(13,456)	(13,667)
U.S. Treasury Bonds	3.375%	05/15/2044	5,447	(6,112)	(6,164)
U.S. Treasury Notes	2.125%	09/30/2021	8,172	(8,258)	(8,303)
U.S. Treasury Notes	2.375%	08/15/2024	8,001	(8,143)	(72)

Total Short Sales				$(554,845)	$(548,507)

(2)	Payable for short sales includes $270 of accrued interest.

(i)	Securities with an aggregate market value of $88,172 and cash of $212 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
5-Year Deliverable Interest Rate Swap March Futures	Short	03/2015	320	$(43)	$0	$(35)
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2015	4,256	(2,332)	0	(532)
British pound currency March Futures	Short	03/2015	436	332	0	(60)
Euro currency March Futures	Short	03/2015	800	3,424	550	0
U.S. Treasury 10-Year Note March Futures	Short	03/2015	96	(91)	0	(21)

Total Futures Contracts				$1,290	$550	$(648)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-21 5-Year Index	(5.000%	)	12/20/2018	$57,091	$(4,163)	$(166)	$0	$(49)
CDX.HY-22 5-Year Index	(5.000%	)	06/20/2019	326,106	(22,714)	(2,423)	0	(282)

					$(26,877)	$(2,589)	$0	$(331)

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.EM-20 5-Year Index	5.000%	12/20/2018	$26,400	$1,131	$(900)	$0	$(11)
CDX.EM-21 5-Year Index	5.000%	06/20/2019	127,008	6,429	(5,392)	0	(134)
CDX.EM-22 5-Year Index	1.000%	12/20/2019	308,400	(31,902)	(9,945)	0	(214)
CDX.HY-19 5-Year Index	5.000%	12/20/2017	144,689	10,112	6,199	117	0
CDX.HY-20 5-Year Index	5.000%	06/20/2018	87,714	6,535	2,795	73	0
CDX.HY-21 5-Year Index	5.000%	12/20/2018	58,806	4,288	318	50	0
CDX.HY-22 5-Year Index	5.000%	06/20/2019	326,106	22,714	(292)	282	0
CDX.HY-23 5-Year Index	5.000%	12/20/2019	1,535,800	97,567	5,828	1,500	0
CDX.IG-22 5-Year Index	1.000%	06/20/2019	39,100	716	148	7	0
CDX.IG-23 5-Year Index	1.000%	12/20/2019	120,400	1,962	158	10	0

				$119,552	$(1,083)	$2,039	$(359)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.625%	03/19/2027	CAD	172,700	$3,360	$3,373	$728	$0
Pay	3-Month CAD-Bank Bill	3.000%	03/19/2027		376,200	20,911	2,145	1,622	0
Pay	3-Month CAD-Bank Bill	2.750%	12/17/2027		132,800	3,300	2,159	606	0
Pay	3-Month CAD-Bank Bill	3.400%	06/20/2029		34,700	3,061	2,588	189	0
Receive	3-Month CAD-Bank Bill	2.800%	12/18/2043		415,500	(4,056)	(12,892)	0	(3,991)
Receive	3-Month CAD-Bank Bill	3.500%	06/20/2044		22,000	(3,024)	(2,688)	0	(234)
Receive	3-Month USD-LIBOR	2.500%	06/17/2022		$273,400	(5,043)	1,303	0	(268)
Pay	3-Month USD-LIBOR	3.000%	06/18/2024		2,458,600	162,531	64,192	2,695	0
Receive	3-Month USD-LIBOR	3.250%	06/17/2045		2,677,100	(280,540)	(47,510)	0	(3,818)
Pay	6-Month AUD-BBR-BBSW	4.500%	06/15/2022	AUD	175,000	15,174	13,909	1,052	0
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023		3,175,400	199,503	198,294	19,722	0
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		397,900	31,262	33,520	2,505	0
Pay	6-Month AUD-BBR-BBSW	4.250%	12/11/2023		462,900	35,729	35,303	3,130	0
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2024		274,100	1,913	975	1,913	0
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024	EUR	690,800	(101,514)	(24,118)	0	(907)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	3,532,500	3,025	(1,363)	267	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		2,690,000	4,755	(1,272)	205	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022		500,000	(775)	607	159	0
Pay	28-Day MXN-TIIE	5.750%	09/02/2022		2,193,000	(900)	(588)	702	0

						$88,672	$267,937	$35,495	$(9,218)

Total Swap Agreements						$181,347	$264,265	$37,534	$(9,908)

(k)	Securities with an aggregate market value of $618,549 and cash of $11,642 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	EUR	49,563		$61,702	$1,729	$0
	01/2015	JPY	28,388,196		241,296	4,321	(28)
	01/2015	MXN	7,689,533		527,538	6,441	0
	01/2015		$1,472	AUD	1,707	0	(78)
	01/2015		414,120	EUR	339,157	0	(3,723)
	01/2015		12,838	JPY	1,539,580	16	0
	02/2015	EUR	333,709		$407,449	3,519	0
	02/2015	JPY	1,539,580		12,841	0	(16)
	02/2015		$1,118	GBP	718	0	0
	02/2015		695	MXN	9,513	0	(51)
BPS	01/2015	AUD	47,769		$40,581	1,582	0
	01/2015	EUR	1,632,498		2,044,710	69,306	0
	01/2015	JPY	7,793,314		66,296	1,232	0
	01/2015		$666,842	EUR	547,489	0	(4,352)
	01/2015		1,452	GBP	927	0	(8)
	02/2015	CHF	3,410		$3,539	107	0
	02/2015	EUR	547,488		667,014	4,321	0
	02/2015	JPY	55,239,841		458,530	0	(2,756)
	02/2015		$383	MXN	5,185	0	(32)
	04/2015	MXN	7,061,729		$481,361	5,278	0
BRC	02/2015	BRL	1,362,667		526,797	18,161	0
	02/2015	EUR	9,940		12,119	87	0
	02/2015	MXN	45,439		3,325	251	0
	02/2015		$7,022	MXN	95,478	0	(562)
CBK	01/2015	BRL	387,677		$164,213	18,371	0
	01/2015	JPY	36,029,704		305,655	4,856	0
	01/2015		$2,418	AUD	2,846	0	(95)
	01/2015		145,952	BRL	387,677	0	(110)
	01/2015		28,857	EUR	23,294	0	(670)
	02/2015	MXN	182,469		$13,393	1,049	0
	02/2015		$6,356	AUD	7,801	0	(1)
	02/2015		1,472	MXN	20,158	0	(108)
	03/2015	CAD	20,122		$17,345	49	0
DUB	01/2015	BRL	268,884		105,105	3,952	0
	01/2015	EUR	862,762		1,079,858	35,873	0
	01/2015	GBP	625,973		984,061	8,419	0
	01/2015		$19,091	AUD	22,336	0	(856)
	01/2015		100,834	BRL	268,884	377	(58)
	01/2015		263,875	EUR	216,505	0	(1,893)
	01/2015		1,080	GBP	690	0	(5)
	01/2015		7,308	JPY	880,573	43	0
	02/2015	AUD	14,753		$12,042	23	0
	02/2015	BRL	1,439,072		544,093	6,938	0
	02/2015	EUR	206,662		251,871	1,723	0
	02/2015	JPY	2,342,441		19,429	0	(132)
FBF	01/2015	BRL	137,199		58,090	6,477	0
	01/2015	JPY	1,191,186		9,977	33	0
	01/2015		$51,652	BRL	137,199	0	(39)
	01/2015		502,495	EUR	412,429	0	(3,435)
	02/2015	EUR	412,428		$502,614	3,401	0
	02/2015	JPY	57,554,942		477,292	0	(3,327)
	02/2015	MXN	93,916		6,504	151	0
GLM	01/2015	AUD	58,489		47,969	219	0
	01/2015	BRL	127,181		53,341	5,496	0
	01/2015	EUR	16,021		19,942	556	0
	01/2015	JPY	4,821,226		40,477	357	(131)
	01/2015		$51,390	AUD	61,392	0	(1,270)
	01/2015		47,881	BRL	127,181	0	(36)
	01/2015		130,220	EUR	105,448	0	(2,622)
	01/2015		5,226	GBP	3,336	0	(26)
	01/2015		39,968	JPY	4,667,008	0	(1,005)
	02/2015	AUD	24,188		$19,721	16	0
	02/2015	EUR	5,373		6,548	45	0
	02/2015		$4,799	GBP	3,085	9	0
HUS	01/2015	AUD	95,670		$81,834	3,729	0
	01/2015	EUR	422,788		528,711	17,116	0
	01/2015		$12,429	AUD	15,058	0	(136)
	01/2015		10,083	EUR	8,100	0	(282)
	01/2015		18,725	GBP	11,940	0	(115)
	02/2015	AUD	47,182		$38,361	0	(77)
	02/2015	MXN	181,338		12,957	689	0
	02/2015		$21,085	AUD	25,987	86	0
JPM	01/2015	AUD	9,784		$8,111	123	0
	01/2015	BRL	99,385		42,185	4,797	0
	01/2015	EUR	41,238		51,068	1,167	0
	01/2015		$40,466	AUD	48,740	0	(675)
	01/2015		37,416	BRL	99,385	0	(28)
	01/2015		30,936	GBP	19,713	0	(212)
	01/2015		1,021	JPY	120,600	0	(14)
	02/2015	MXN	230,130		$15,594	25	0
	02/2015		$1,859	EUR	1,520	0	(19)
	02/2015		11,128	MXN	157,137	0	(497)
	03/2015	MXN	5,165,261		$351,409	2,912	0
MSB	01/2015	BRL	1,115,576		423,826	4,153	0
	01/2015	JPY	72,352,399		615,385	11,341	0
	01/2015		$67,787	AUD	82,787	0	(200)
	01/2015		419,863	BRL	1,115,576	0	(190)
	01/2015		1,432,315	EUR	1,174,317	0	(11,332)
	01/2015		913,813	GBP	589,367	4,774	0
	02/2015	AUD	82,787		$67,643	199	0
	02/2015	BRL	2,815,471		1,064,771	13,959	(105)
	02/2015	EUR	1,174,318		1,432,748	11,325	0
	02/2015	GBP	589,367		913,593	0	(4,786)
	02/2015	JPY	30,573,483		253,782	0	(1,525)
UAG	01/2015	BRL	72,052		31,025	3,919	0
	01/2015		$27,126	BRL	72,052	0	(21)
	01/2015		240,808	EUR	198,131	0	(1,060)
	02/2015	BRL	251,456		$95,375	1,515	0
	02/2015	EUR	198,131		240,881	1,059	0
	02/2015		$141	MXN	2,082	0	0

Total Forward Foreign Currency Contracts						$297,672	$(48,699)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC BRL versus JPY	JPY	30.000	09/22/2016	BRL	159,980	$(1,983)	$(1,889)
JPM	Put - OTC BRL versus JPY		30.000	09/22/2016		399,980	(4,651)	(4,722)
MSB	Put - OTC BRL versus JPY		30.000	09/22/2016		199,960	(2,454)	(2,360)

							$(9,088)	$(8,971)

Total Written Options							$(9,088)	$(8,971)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Centex Corp.	(1.000%)	06/20/2016	0.112%	$8,500	$913	$(1,027)	$0	$(114)
BRC	FBG Finance Ltd.	(1.600%)	06/20/2015	0.099%	2,000	0	(15)	0	(15)
DUB	Embarq Corp.	(1.000%)	06/20/2016	0.294%	4,500	174	(222)	0	(48)

						$1,087	$(1,264)	$0	$(177)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		$21,400	$(719)	$415	$0	$(304)
	Japan Government International Bond	1.000%	03/20/2016	0.172%		3,100	(32)	64	32	0
	MetLife, Inc.	1.000%	09/20/2015	0.084%		31,300	(1,754)	1,973	219	0
	Novo Banco S.A.	5.000%	12/20/2019	3.913%	EUR	400	26	(3)	23	0
	Russia Government International Bond	1.000%	03/20/2019	4.827%		$26,600	(1,406)	(2,287)	0	(3,693)
	Russia Government International Bond	1.000%	06/20/2024	4.603%		37,800	(3,600)	(5,473)	0	(9,073)
	Russia Government International Bond	1.000%	09/20/2024	4.598%		11,600	(1,179)	(1,648)	0	(2,827)
BPS	Brazil Government International Bond	1.000%	03/20/2019	1.681%		11,500	(372)	61	0	(311)
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		11,600	(340)	175	0	(165)
	Novo Banco S.A.	5.000%	12/20/2019	3.913%	EUR	4,000	255	(26)	229	0
	Peru Government International Bond	1.000%	03/20/2019	0.935%		$8,600	(41)	67	26	0
	Petrobras International Finance Co.	1.000%	06/20/2019	4.431%		19,000	(1,219)	(1,290)	0	(2,509)
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		45,994	(4,530)	(2,060)	0	(6,590)
BRC	Abengoa S.A.	5.000%	12/20/2019	12.449%	EUR	35,850	(7,628)	(2,262)	0	(9,890)
	China Government International Bond	1.000%	09/20/2018	0.580%		$14,500	(70)	297	227	0
	Colombia Government International Bond	1.000%	03/20/2019	1.186%		12,900	(74)	(19)	0	(93)
	Greece Government International Bond	1.000%	06/20/2016	16.554%		2,100	(117)	(274)	0	(391)
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		22,700	(676)	353	0	(323)
	Novo Banco S.A.	5.000%	12/20/2019	3.913%	EUR	11,645	(129)	796	667	0
	Petrobras International Finance Co.	1.000%	06/20/2019	4.431%		$10,100	(632)	(702)	0	(1,334)
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		37,513	(5,432)	58	0	(5,374)
	Philippines Government International Bond	1.000%	03/20/2019	0.710%		12,900	0	157	157	0
	Philippines Government International Bond	1.000%	06/20/2019	0.774%		17,000	17	154	171	0
	Russia Government International Bond	1.000%	03/20/2019	4.827%		2,400	(138)	(195)	0	(333)
	Russia Government International Bond	1.000%	06/20/2019	4.809%		24,800	(1,538)	(2,058)	0	(3,596)
	Russia Government International Bond	1.000%	06/20/2024	4.603%		37,400	(4,441)	(4,536)	0	(8,977)
	Russia Government International Bond	1.000%	09/20/2024	4.598%		19,860	(2,138)	(2,702)	0	(4,840)
	Springleaf Finance Corp.	5.000%	09/20/2021	3.947%		4,400	329	(70)	259	0

CBK	China Government International Bond	1.000%	09/20/2018	0.580%		28,700	(140)	589	449	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.235%		12,900	(564)	445	0	(119)
	Japan Government International Bond	1.000%	03/20/2016	0.172%		700	(5)	12	7	0
	Japan Government International Bond	1.000%	06/20/2016	0.207%		2,600	(1)	32	31	0
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		7,200	(786)	(246)	0	(1,032)
	Russia Government International Bond	1.000%	03/20/2019	4.827%		49,313	(2,734)	(4,113)	0	(6,847)
	Russia Government International Bond	1.000%	06/20/2019	4.809%		138,700	(8,809)	(11,302)	0	(20,111)
	Russia Government International Bond	1.000%	06/20/2024	4.603%		30,700	(3,329)	(4,039)	0	(7,368)
	Russia Government International Bond	1.000%	09/20/2024	4.598%		26,300	(2,281)	(4,129)	0	(6,410)
	Telecom Italia SpA	1.000%	06/20/2019	1.402%	EUR	8,000	(698)	532	0	(166)
	Ukraine Government International Bond	5.000%	03/20/2019	28.150%		$7,700	(1,154)	(2,131)	0	(3,285)
DUB	Brazil Government International Bond	1.000%	09/20/2018	1.583%		15,400	(653)	337	0	(316)
	China Government International Bond	1.000%	09/20/2018	0.580%		14,500	(63)	290	227	0
	Colombia Government International Bond	1.000%	06/20/2019	1.250%		17,000	17	(193)	0	(176)
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		68,200	(2,156)	1,187	0	(969)
	Mexico Government International Bond	1.000%	06/20/2019	0.904%		17,000	152	(76)	76	0
FBF	Abengoa S.A.	5.000%	12/20/2019	12.449%	EUR	23,700	(5,082)	(1,456)	0	(6,538)
	HeidelbergCement Finance BV	5.000%	06/20/2019	0.907%		5,000	1,085	16	1,101	0
	HeidelbergCement Finance BV	5.000%	03/20/2020	1.049%		3,000	672	65	737	0
GST	Abengoa S.A.	5.000%	12/20/2019	12.449%		8,000	(1,726)	(481)	0	(2,207)
	Brazil Government International Bond	1.000%	09/20/2018	1.583%		$30,800	(1,313)	680	0	(633)
	Brazil Government International Bond	1.000%	03/20/2019	1.681%		34,500	(1,171)	240	0	(931)
	Colombia Government International Bond	1.000%	03/20/2019	1.186%		12,900	(74)	(19)	0	(93)
	Greece Government International Bond	1.000%	12/20/2015	16.350%	EUR	11,010	(551)	(1,228)	0	(1,779)
	Greece Government International Bond	1.000%	09/20/2015	17.097%		$5,875	(185)	(436)	0	(621)
	Greece Government International Bond	1.000%	12/20/2015	18.551%		9,746	(565)	(868)	0	(1,433)
	Japan Government International Bond	1.000%	03/20/2016	0.172%		18,700	(194)	390	196	0
	Mexico Government International Bond	1.000%	09/20/2018	0.787%		19,200	(252)	406	154	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		25,800	137	29	166	0
	Panama Government International Bond	1.000%	03/20/2019	0.933%		8,600	(12)	38	26	0
	Peru Government International Bond	1.000%	03/20/2019	0.935%		12,900	(105)	143	38	0
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		24,700	(2,633)	(905)	0	(3,538)
	Philippines Government International Bond	1.000%	03/20/2019	0.710%		12,900	0	157	157	0
	Russia Government International Bond	1.000%	09/20/2018	4.854%		19,000	(779)	(1,611)	0	(2,390)
	Russia Government International Bond	1.000%	03/20/2019	4.827%		42,400	(1,409)	(4,477)	0	(5,886)
	Russia Government International Bond	1.000%	06/20/2019	4.809%		9,700	(600)	(807)	0	(1,407)
	Russia Government International Bond	1.000%	06/20/2024	4.603%		8,400	(950)	(1,066)	0	(2,016)
	Springleaf Finance Corp.	5.000%	12/20/2019	3.337%		4,100	332	(26)	306	0
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2015	0.759%	JPY	110,000	(12)	13	1	0
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2016	0.880%		960,000	(226)	241	15	0
	Valeant Pharmaceuticals International	5.000%	06/20/2016	0.870%		$2,700	(43)	211	168	0
HUS	Abengoa S.A.	5.000%	12/20/2019	12.449%	EUR	2,200	(441)	(165)	0	(606)
	Brazil Government International Bond	1.000%	09/20/2018	1.583%		$11,500	(490)	254	0	(236)
	China Government International Bond	1.000%	09/20/2018	0.580%		7,200	(35)	147	112	0
	Colombia Government International Bond	1.000%	03/20/2019	1.186%		12,900	(62)	(32)	0	(94)
	Indonesia Government International Bond	1.000%	03/20/2019	1.235%		25,800	(1,059)	821	0	(238)
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		5,200	(161)	87	0	(74)
	Japan Government International Bond	1.000%	06/20/2016	0.207%		6,700	(3)	83	80	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		12,900	106	(23)	83	0
	Panama Government International Bond	1.000%	03/20/2019	0.933%		8,600	(8)	34	26	0
	Peru Government International Bond	1.000%	03/20/2019	0.935%		25,800	(174)	250	76	0
	Peru Government International Bond	1.000%	06/20/2019	0.994%		17,000	(50)	60	10	0
	Petrobras International Finance Co.	1.000%	03/20/2015	5.660%		11,100	(45)	(64)	0	(109)
	Petrobras International Finance Co.	1.000%	09/20/2015	5.662%		800	(26)	(1)	0	(27)
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		79,102	(7,962)	(3,370)	0	(11,332)
	Russia Government International Bond	1.000%	09/20/2018	4.854%		34,500	(1,400)	(2,940)	0	(4,340)
	Russia Government International Bond	1.000%	03/20/2019	4.827%		38,300	(1,615)	(3,703)	0	(5,318)
	Russia Government International Bond	1.000%	06/20/2019	4.809%		40,240	(2,226)	(3,609)	0	(5,835)
	Russia Government International Bond	1.000%	06/20/2024	4.603%		18,340	(1,888)	(2,514)	0	(4,402)
	Russia Government International Bond	1.000%	09/20/2024	4.598%		14,861	(2,032)	(1,590)	0	(3,622)
JPM	Brazil Government International Bond	1.000%	09/20/2018	1.583%		19,300	(823)	426	0	(397)
	Brazil Government International Bond	1.000%	03/20/2019	1.681%		13,500	(602)	238	0	(364)
	China Government International Bond	1.000%	09/20/2018	0.580%		12,200	(53)	244	191	0
	Colombia Government International Bond	1.000%	03/20/2019	1.186%		12,900	(56)	(38)	0	(94)
	Indonesia Government International Bond	1.000%	03/20/2019	1.235%		12,900	(564)	445	0	(119)
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		42,600	(1,426)	821	0	(605)
	Japan Government International Bond	1.000%	03/20/2016	0.172%		6,300	(76)	142	66	0
	Nokia OYJ	5.000%	06/20/2017	0.612%	EUR	9,000	(1,135)	2,335	1,200	0
	Novo Banco S.A.	5.000%	12/20/2019	3.913%		1,500	87	(1)	86	0
	Panama Government International Bond	1.000%	03/20/2019	0.933%		$8,600	11	15	26	0
	Petrobras International Finance Co.	1.000%	09/20/2015	5.662%		1,000	(29)	(4)	0	(33)
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		18,018	(1,739)	(843)	0	(2,582)
	Philippines Government International Bond	1.000%	03/20/2019	0.710%		12,900	(12)	169	157	0
	Russia Government International Bond	1.000%	09/20/2018	4.854%		42,700	(1,761)	(3,610)	0	(5,371)
	Russia Government International Bond	1.000%	03/20/2019	4.827%		27,300	(824)	(2,967)	0	(3,791)
	Russia Government International Bond	1.000%	06/20/2019	4.809%		31,700	(2,220)	(2,377)	0	(4,597)
	Russia Government International Bond	1.000%	06/20/2024	4.603%		9,200	(845)	(1,363)	0	(2,208)
	Thailand Government International Bond	1.000%	06/20/2019	0.839%		8,500	(78)	140	62	0
	Ukraine Government International Bond	5.000%	03/20/2019	28.150%		1,900	(297)	(513)	0	(810)
MYC	Abengoa S.A.	5.000%	12/20/2016	13.007%	EUR	2,000	(361)	52	0	(309)
	Abengoa S.A.	5.000%	12/20/2017	12.790%		2,000	(399)	(14)	0	(413)
	Abengoa S.A.	5.000%	12/20/2019	12.449%		16,900	(3,514)	(1,148)	0	(4,662)
	Japan Government International Bond	1.000%	03/20/2016	0.172%		$7,500	(87)	166	79	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		12,900	103	(20)	83	0
	Novo Banco S.A.	5.000%	12/20/2019	3.913%	EUR	800	0	46	46	0
	Panama Government International Bond	1.000%	03/20/2019	0.933%		$12,900	6	33	39	0
	Petrobras International Finance Co.	1.000%	09/20/2015	5.662%		400	(13)	0	0	(13)
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		50,100	(4,637)	(2,541)	0	(7,178)
	Philippines Government International Bond	1.000%	03/20/2019	0.710%		12,900	0	157	157	0
	Russia Government International Bond	1.000%	03/20/2019	4.827%		5,000	(289)	(405)	0	(694)
	South Africa Government International Bond	1.000%	06/20/2019	1.677%		17,000	(700)	217	0	(483)
	Thailand Government International Bond	1.000%	06/20/2019	0.839%		8,500	(78)	140	62	0
RYL	Japan Government International Bond	1.000%	03/20/2016	0.172%		5,200	(61)	115	54	0

							$(118,481)	$(80,809)	$8,560	$(207,850)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$160,696	$(32,639)	$719	$0	$(31,920)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	53,048	(29,773)	16,067	0	(13,706)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038	6,230	(3,512)	1,352	0	(2,160)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	68,428	(1,827)	1,350	0	(477)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	63,344	(2,222)	1,940	0	(282)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	188,800	(5,304)	1,314	0	(3,990)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063	8,000	(19)	(48)	0	(67)
BPS	CDX.EM-17 5-Year Index	5.000%	06/20/2017	47,000	3,374	(2,346)	1,028	0
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	12,924	(3,117)	550	0	(2,567)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	16,682	(9,425)	5,115	0	(4,310)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	12,500	(444)	180	0	(264)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063	30,400	(1,000)	747	0	(253)
	PrimeX.ARM.2-AAA Index	4.580%	12/25/2037	8,809	374	(60)	314	0
CBK	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	23,163	(11,292)	6,464	0	(4,828)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	128,117	(72,108)	39,004	0	(33,104)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	48,054	(2,159)	1,823	0	(336)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	95,015	(3,267)	2,845	0	(422)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	50,000	(2,106)	1,050	0	(1,056)
DUB	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	23,355	(13,137)	7,103	0	(6,034)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038	20,793	(11,722)	4,513	0	(7,209)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	65,545	(1,746)	1,289	0	(457)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	263,350	(10,381)	9,211	0	(1,170)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	159,000	(4,321)	961	0	(3,360)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	42,500	(1,436)	95	0	(1,341)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063	10,000	(208)	124	0	(84)
FBF	ABX.HE.AA.6-2 Index	0.170%	05/25/2046	31,246	(27,770)	15,277	0	(12,493)
	ABX.HE.AA.7-1 Index	0.150%	08/25/2037	797	(632)	399	0	(233)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	215,530	(121,159)	65,470	0	(55,689)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038	121,489	(68,489)	26,369	0	(42,120)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	71,984	(2,197)	1,695	0	(502)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	192,646	(10,380)	9,524	0	(856)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	288,500	(9,371)	3,274	0	(6,097)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	284,100	(9,236)	270	0	(8,966)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063	68,000	(1,528)	962	0	(566)
GST	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	22,910	(5,141)	590	0	(4,551)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	50,046	(28,197)	15,266	0	(12,931)
	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	39,507	(130)	55	0	(75)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	24,027	(833)	666	0	(167)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	123,394	(4,409)	3,861	0	(548)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	62,500	(1,839)	517	0	(1,322)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	97,000	(2,948)	(113)	0	(3,061)
HUS	CDX.EM-17 5-Year Index	5.000%	06/20/2017	23,500	2,303	(1,789)	514	0
JPM	ABX.HE.AA.6-2 Index	0.170%	05/25/2046	1,049	(440)	21	0	(419)
	ABX.HE.AA.7-1 Index	0.150%	08/25/2037	217	(132)	69	0	(63)
	ABX.HE.AA.7-2 Index	1.920%	01/25/2038	200	(115)	(69)	0	(184)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	16,682	(9,363)	5,052	0	(4,311)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	18,260	(754)	627	0	(127)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	43,585	(1,702)	1,509	0	(193)
MYC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	7,800	(1,556)	6	0	(1,550)
	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	26,691	(14,980)	8,084	0	(6,896)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038	15,575	(8,781)	3,381	0	(5,400)
	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	72,081	(2,825)	2,322	0	(503)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	248,241	(8,753)	7,653	0	(1,100)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	177,000	(4,870)	1,129	0	(3,741)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	122,000	(4,077)	227	0	(3,850)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063	18,700	(682)	527	0	(155)
RYL	ABX.HE.AAA.7-1 Index	0.090%	08/25/2037	30,861	(17,318)	9,344	0	(7,974)
	ABX.HE.AAA.7-2 Index	0.760%	01/25/2038	6,230	(3,512)	1,352	0	(2,160)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	14,528	(381)	317	0	(64)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	25,000	(953)	425	0	(528)
	CMBX.NA.AS.6 Index	1.000%	05/11/2063	20,000	(415)	248	0	(167)
UAG	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	57,500	(2,105)	890	0	(1,215)

					$(595,087)	$286,769	$1,856	$(310,174)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BRC	Pay	6-Month AUD-BBR-BBSW	5.250%	12/15/2021	AUD	97,200	$(138)	$7,991	$7,853	$0
GLM	Pay	6-Month AUD-BBR-BBSW	5.250%	12/15/2021		145,800	(204)	11,984	11,780	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	325,000	(206)	481	275	0
HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		186,500	(123)	280	157	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		40,000	8	63	71	0
JPM	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		130,000	(76)	186	110	0
UAG	Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	AUD	128,000	(102)	14,851	14,749	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	150,000	10	254	264	0

							$(831)	$36,090	$35,259	$0

Total Return Swaps on Convertible Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid	Unrealized Appreciation	Asset	Liability
DUB	Receive	OGX Petroleo e Gas Participaceos S.A.	22,235	Not Applicable, Fully Funded	02/11/2015	$9,289	$9,289	$6,199	$15,488	$0
	Receive	OGX Petroleo e Gas Participaceos S.A.	17,620	Not Applicable, Fully Funded	04/11/2015	7,361	7,361	363	7,724	0

							$16,650	$6,562	$23,212	$0

Total Swap Agreements							$(696,662)	$247,348	$68,887	$(518,201)

(m)	Securities with an aggregate market value of $376,080 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$3,315,223	$118,003	$3,433,226
Corporate Bonds & Notes
Banking & Finance	0	4,229,847	9,262	4,239,109
Industrials	0	2,747,600	117,803	2,865,403
Utilities	0	1,593,467	6,075	1,599,542
Convertible Bonds & Notes
Banking & Finance	0	36,906	0	36,906
Industrials	0	371	0	371
Municipal Bonds & Notes
California	0	20,915	0	20,915
U.S. Government Agencies	0	1,369,972	0	1,369,972
U.S. Treasury Obligations	0	1,732,863	0	1,732,863
Mortgage-Backed Securities	0	9,518,495	779,866	10,298,361
Asset-Backed Securities	0	7,062,137	73,172	7,135,309
Sovereign Issues	0	2,337,694	0	2,337,694
Common Stocks
Financials	1,057	0	0	1,057
Health Care	0	0	229	229
Convertible Preferred Securities
Banking & Finance	0	1,458	0	1,458
Preferred Securities
Banking & Finance	2,028	80,247	0	82,275
Utilities	1,535	22,833	0	24,368
Short-Term Instruments
Mexico Treasury Bills	0	1,350,857	0	1,350,857
U.S. Treasury Bills	0	559,843	0	559,843
	$4,620	$35,980,728	$1,104,410	$37,089,758

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,384,914	$0	$0	$3,384,914

Total Investments	$3,389,534	$35,980,728	$1,104,410	$40,474,672

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(520,300)	0	(520,300)
U.S. Treasury Obligations	0	(28,207)	0	(28,207)
	$0	$(548,507)	$0	$(548,507)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	550	37,534	0	38,084
Over the counter	0	343,347	23,212	366,559
	$550	$380,881	$23,212	$404,643

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(648)	(9,908)	0	(10,556)
Over the counter	0	(575,871)	0	(575,871)

	$(648)	$(585,779)	$0	$(586,427)

Totals	$3,389,436	$35,227,323	$1,127,622	$39,744,381

There were no significant transfers between Level 1 and 2 during the period ended December 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2014 (2)
Investments in Securities, at Value
Bank Loan Obligations	$193,991	$54,318	$(11,396)	$1,572	$(737)	$(13,783)	$53,833	$(159,795)	$118,003	$(1,041)
Corporate Bonds & Notes
Banking & Finance	172,884	88,417	(4,019)	(102)	234	(341)	0	(247,811)	9,262	(40)
Industrials	126,753	114,786	(19,622)	1,245	(883)	(19,908)	120,114	(204,682)	117,803	(6,826)
Utilities	6,806	0	(622)	0	0	(109)	0	0	6,075	(25)
Mortgage-Backed Securities	162,166	653,878	(82,746)	1,368	1,013	33,045	17,258	(6,116)	779,866	32,552
Asset-Backed Securities	60,080	12,456	(1,760)	312	552	1,532	0	0	73,172	1,754
Common Stocks
Health Care	261	0	0	0	0	(32)	0	0	229	(32)

	$722,941	$923,855	$(120,165)	$4,395	$179	$404	$191,205	$(618,404)	$1,104,410	$26,342
Financial Derivative Instruments - Assets
Over the counter	9,766	7363	0	0	0	6,294	0	(211)	23,212	6,350

Totals	$732,707	$931,218	$(120,165)	$4,395	$179	$6,698	$191,205	$(618,615)	$1,127,622	$32,692

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$48,862	Benchmark Pricing	Base Price	101.00 - 101.63
	69,141	Third Party Vendor	Broker Quote	77.50 - 99.25
Corporate Bonds & Notes
Banking & Finance	9,262	Benchmark Pricing	Base Price	103.00
Industrials	22,197	Benchmark Pricing	Base Price	76.25 - 77.25
	95,606	Third Party Vendor	Broker Quote	101.00 - 116.50
Utilities	5,868	Benchmark Pricing	Base Price	93.74
	207	Third Party Vendor	Broker Quote	101.00
Mortgage-Backed Securities	757,978	Benchmark Pricing	Base Price	52.67 - 100.38
	4,372	Other Valuation Techniques (3)	—	—
	17,516	Third Party Vendor	Broker Quote	78.38 - 99.58
Asset-Backed Securities	73,172	Benchmark Pricing	Base Price	69.94 - 107.06
Common Stocks
Health Care	229	Other Valuation Techniques (3)	—	—

Financial Derivative Instruments - Assets
Over the counter	23,212	Other Valuation Techniques	—	—

Total	$1,127,622

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Inflation Response Multi-Asset Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 140.8%
CORPORATE BONDS & NOTES 11.0%
BANKING & FINANCE 9.5%
Banco Popolare SC
3.500% due 03/14/2019	EUR	4,400	$5,554
Banco Santander Chile
1.831% due 01/19/2016		$3,600	3,618
Bank of America Corp.
3.400% due 10/21/2025	MXN	91,000	6,560
Bankia S.A.
0.285% due 01/25/2016	EUR	200	241
3.500% due 12/14/2015		800	998
3.500% due 01/17/2019		7,700	10,061
4.375% due 02/14/2017		200	259
BPCE S.A.
4.625% due 07/11/2024		$2,400	2,334
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,000	6,203
2.875% due 05/19/2016		3,500	4,329
Corp. Andina de Fomento
3.950% due 10/15/2021 (c)	MXN	6,851	466
Dexia Credit Local S.A.
1.250% due 10/18/2016		$3,500	3,516
Intesa Sanpaolo SpA
2.375% due 01/13/2017		3,600	3,633
3.125% due 01/15/2016		800	813
JPMorgan Chase Bank N.A.
0.654% due 06/02/2017		6,700	6,672
LBG Capital PLC
15.000% due 12/21/2019	EUR	4,600	8,252

			63,509

INDUSTRIALS 1.4%
Altice S.A.
7.250% due 05/15/2022		5,500	6,763
Numericable SFR
6.000% due 05/15/2022		$2,600	2,618

			9,381

UTILITIES 0.1%
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		600	450
Rosneft Finance S.A.
6.625% due 03/20/2017		100	94
Rosneft Oil Co. Via Rosneft International Finance Ltd.
3.149% due 03/06/2017		200	177

			721

Total Corporate Bonds & Notes (Cost $79,810)			73,611

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		185	159

Total Municipal Bonds & Notes (Cost $144)			159

U.S. GOVERNMENT AGENCIES 7.8%
Fannie Mae
0.500% due 09/28/2015 (i)†		600	601
3.500% due 01/01/2045		24,000	25,008
3.917% due 02/25/2018 (a)		4,827	465
4.000% due 01/01/2045		5,000	5,327
Federal Home Loan Bank
0.200% due 09/29/2015†		20,800	20,802

Total U.S. Government Agencies (Cost $52,211)			52,203

U.S. TREASURY OBLIGATIONS 62.4%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (i)		2,259	2,252

0.125% due 04/15/2018 (f)(h)(i)	49,672	49,517
0.125% due 04/15/2019 (i)	1,419	1,405
0.125% due 01/15/2022 (k)	210	205
0.125% due 07/15/2022 (f)(i)(k)	63,832	62,328
0.125% due 07/15/2024	300	290
0.625% due 07/15/2021 (f)(i)†	4,214	4,276
0.625% due 02/15/2043 (f)	822	777
0.750% due 02/15/2042 (f)	12,856	12,555
1.125% due 01/15/2021 (f)	28,143	29,300
1.250% due 07/15/2020 (f)	5,423	5,702
1.375% due 01/15/2020 (f)(k)	55,959	58,818
1.375% due 02/15/2044 (f)	27,567	31,345
1.750% due 01/15/2028 (f)	8,253	9,369
2.000% due 01/15/2026 (f)	6,435	7,390
2.125% due 02/15/2041 (f)	648	849
2.375% due 01/15/2025 (f)	27,459	32,312
2.375% due 01/15/2027 (f)	4,085	4,901
2.500% due 01/15/2029 (f)(k)	6,844	8,521
3.875% due 04/15/2029 (f)	2,876	4,128
U.S. Treasury Notes
0.250% due 01/15/2015 (i)†	300	300
2.125% due 12/31/2021 (f)(k)	54,400	54,935
2.250% due 04/30/2021 (f)(k)	35,300	36,023

Total U.S. Treasury Obligations (Cost $427,473)		417,498

MORTGAGE-BACKED SECURITIES 2.4%
Banc of America Alternative Loan Trust
0.820% due 12/25/2035 ^	1,962	1,427
Banc of America Commercial Mortgage Trust
5.547% due 06/10/2049	300	322
Bear Stearns Adjustable Rate Mortgage Trust
4.781% due 03/25/2035	157	154
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035	196	196
Commercial Mortgage Trust
2.365% due 02/10/2029	500	510
Countrywide Alternative Loan Trust
4.821% due 10/25/2035 ^	204	170
5.500% due 01/25/2036	824	738
6.000% due 08/25/2036 ^	283	254
6.000% due 04/25/2037	789	691
6.250% due 11/25/2036 ^	212	201
Countrywide Home Loan Mortgage Pass-Through Trust
0.460% due 04/25/2035	762	678
2.350% due 04/20/2035	77	78
6.000% due 05/25/2037 ^	1,134	1,031
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^	955	604
Deutsche ALT-A Securities, Inc.
0.470% due 04/25/2037	1,380	779
GSR Mortgage Loan Trust
2.669% due 09/25/2035	84	85
6.000% due 11/25/2035 ^	895	792
IndyMac Mortgage Loan Trust
0.350% due 07/25/2047	1,170	906
JPMorgan Mortgage Trust
5.070% due 06/25/2035	30	29
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	291	312
MASTR Alternative Loan Trust
0.570% due 03/25/2036	540	155
Merrill Lynch Mortgage Investors Trust
1.582% due 10/25/2035	441	430
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	287	305
5.700% due 09/12/2049	400	433
Morgan Stanley Mortgage Loan Trust
2.133% due 06/25/2036	507	494
New York Mortgage Trust
2.630% due 05/25/2036	487	443
Residential Asset Securitization Trust
0.570% due 01/25/2046 ^	871	463
6.250% due 11/25/2036	260	186
Structured Asset Mortgage Investments Trust
0.380% due 05/25/2046	783	593
Thornburg Mortgage Securities Trust
5.383% due 07/25/2036	88	88
WaMu Mortgage Pass-Through Certificates Trust
0.430% due 11/25/2045	70	65
0.460% due 10/25/2045	214	197
1.957% due 11/25/2036 ^	909	804
2.441% due 09/25/2033	35	36
Wells Fargo Mortgage-Backed Securities Trust
2.481% due 12/25/2033	126	126

2.600% due 04/25/2036 ^		1,099	1,078
2.605% due 10/25/2035		233	234

Total Mortgage-Backed Securities (Cost $15,939)			16,087

ASSET-BACKED SECURITIES 1.6%
Asset-Backed Securities Corp. Home Equity Loan Trust
3.155% due 08/15/2033		188	174
Citigroup Mortgage Loan Trust, Inc.
0.310% due 05/25/2037		386	373
Four Corners CLO Ltd.
0.525% due 01/26/2020		385	383
Fremont Home Loan Trust
0.410% due 10/25/2036		3,608	1,816
Galaxy CLO Ltd.
0.474% due 04/25/2019		47	47
Goldentree Loan Opportunities Ltd.
0.926% due 10/18/2021		622	621
GSAMP Trust
0.330% due 05/25/2046		283	244
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.276% due 09/28/2036		4,534	4,461
MASTR Asset-Backed Securities Trust
0.410% due 06/25/2036		397	225
Morgan Stanley ABS Capital, Inc. Trust
0.240% due 10/25/2036		216	132
Morgan Stanley Mortgage Loan Trust
0.400% due 02/25/2037		343	206
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.670% due 07/25/2035		300	297
Residential Asset Mortgage Products Trust
0.340% due 05/25/2036		196	194
Saxon Asset Securities Trust
0.950% due 03/25/2035		386	353
4.034% due 06/25/2033		38	39
Securitized Asset-Backed Receivables LLC Trust
0.450% due 08/25/2035		476	471
Soundview Home Loan Trust
0.450% due 05/25/2036		500	400
Structured Asset Securities Corp. Mortgage Loan Trust
1.656% due 04/25/2035		77	75
Wood Street CLO BV
0.433% due 03/29/2021	EUR	89	107

Total Asset-Backed Securities (Cost $10,475)			10,618

SOVEREIGN ISSUES 24.5%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	90,590	32,160
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		4,105	1,399
10.000% due 01/01/2025		33,800	11,137
Colombian TES
3.000% due 03/25/2033 (c)	COP	2,064,320	759
France Government Bond
0.250% due 07/25/2018 (c)	EUR	416	513
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)		202	254
2.100% due 09/15/2021 (c)		759	994
2.250% due 04/22/2017 (c)(f)		18,300	22,889
2.350% due 09/15/2024 (c)		4,828	6,500
2.450% due 03/26/2016 (c)		2,098	2,598
3.100% due 09/15/2026 (c)		106	154
5.500% due 11/01/2022		100	156
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	40,698	3,110
4.000% due 11/08/2046 (c)		174,674	13,579
4.750% due 06/14/2018		12,795	866
New Zealand Government Bond
2.000% due 09/20/2025	NZD	19,175	14,941
3.000% due 09/20/2030		817	705
Province of Ontario
3.450% due 06/02/2045	CAD	2,500	2,227
Republic of Germany
0.750% due 04/15/2018 (c)	EUR	2,659	3,306
Slovenia Government International Bond
4.000% due 02/17/2016		179	225
4.125% due 01/26/2020		5,200	7,146
4.750% due 05/10/2018		$1,400	1,502
5.250% due 02/18/2024		5,900	6,512
5.500% due 10/26/2022		10,200	11,347
5.850% due 05/10/2023		6,000	6,814
Spain Government International Bond
3.800% due 04/30/2024	EUR	2,200	3,187

5.400% due 01/31/2023		5,450	8,631

Total Sovereign Issues (Cost $178,322)			163,611

	SHARES
EXCHANGE-TRADED FUNDS 8.1%
iShares MSCI Emerging Markets ETF		165,160	6,489
iShares U.S. Real Estate ETF		109,952	8,449
Vanguard FTSE Emerging Markets ETF		684,567	27,396
Vanguard REIT ETF		143,050	11,587

Total Exchange-Traded Funds (Cost $52,656)			53,921

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 23.0%
CERTIFICATES OF DEPOSIT 0.4%
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		$2,600	2,600

REPURCHASE AGREEMENTS (e) 3.0%			20,151

SHORT-TERM NOTES 13.4%
Fannie Mae
0.068% due 03/18/2015†		700	700
0.071% due 03/18/2015†		11,700	11,700
0.081% due 05/01/2015†		11,700	11,698
0.142% due 06/01/2015†		2,500	2,499
0.152% due 07/01/2015†		4,000	3,998
Federal Farm Credit Bank
0.112% due 03/31/2015†		1,400	1,400
Federal Home Loan Bank
0.066% due 03/25/2015†		3,400	3,400
0.067% due 03/27/2015†		100	100
0.081% due 03/18/2015†		3,600	3,600
0.107% due 03/30/2015†		12,500	12,499
0.119% due 05/19/2015†		4,800	4,799
0.125% due 09/02/2015†		5,500	5,496
0.132% due 02/25/2011†		400	400
0.157% due 07/16/2015†		1,700	1,699
0.164% due 03/20/2015†		300	300
0.173% due 09/04/2015†		1,000	999
Freddie Mac
0.071% due 03/25/2015 - 04/10/2015†		10,800	10,799
0.086% due 03/19/2015†		700	700
0.107% due 03/19/2015†		700	700
0.122% due 05/27/2015†		1,800	1,800
0.132% due 06/09/2015†		9,000	8,997
0.152% due 07/07/2015†		1,500	1,499

			89,782

GREECE TREASURY BILLS 1.8%
2.046% due 02/06/2015	EUR	9,700	11,715

MEXICO TREASURY BILLS 0.7%
2.986% due 05/14/2015	MXN	67,000	4,491

U.S. TREASURY BILLS 3.7%
0.046% due 01/02/2015 - 05/28/2015 (b)(f)(i)(k)†		$24,842	24,840

Total Short-Term Instruments (Cost $154,842)		153,579

Total Investments in Securities (Cost $971,872)		941,287

	SHARES
INVESTMENTS IN AFFILIATES 20.5%
MUTUAL FUNDS (d) 17.0%
PIMCO Emerging Markets Currency Fund	12,276,359	113,679

Total Mutual Funds (Cost $126,176)		113,679

SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short-Term Floating NAV Portfolio	1,788	18
PIMCO Short-Term Floating NAV Portfolio III	2,343,593	23,230

Total Short-Term Instruments (Cost $23,327)		23,248

Total Investments in Affiliates (Cost $149,503)		136,927

Total Investments 161.3% (Cost $1,121,375)		$1,078,214
Financial Derivative Instruments (g)(j) 1.2% (Cost or Premiums, net $(1,179))		7,547
Other Assets and Liabilities, net (62.5%)		(417,157)

Net Assets 100.0%		$668,604

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.150% †	12/31/2014	01/02/2015	$18,100	U.S. Treasury Bonds 3.625% due 02/15/2044	$(18,721)	$18,100	$18,100
JPS	0.140% †	12/31/2014	01/02/2015	1,200	U.S. Treasury Notes 1.875% due 06/30/2015	(1,228)	1,200	1,200
SSB	0.000% †	12/31/2014	01/02/2015	851	Fannie Mae 2.260% due 10/17/2022	(872)	851	851

Total Repurchase Agreements						$(20,821)	$20,151	$20,151

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.300%	12/30/2014	01/13/2015	$(1,838)	$(1,838)
BSN	0.190%	11/13/2014	01/13/2015	(42,103)	(42,114)
	0.190%	11/14/2014	01/14/2015	(6,136)	(6,138)
	0.200%	11/17/2014	01/15/2015	(46,514)	(46,526)
	0.230%	12/02/2014	01/13/2015	(8,956)	(8,957)

Total Reverse Repurchase Agreements					$(105,573)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BCY	0.270%	12/03/2014	01/14/2015		$(17,388)	$(17,368)
	0.290%	12/04/2014	01/14/2015		(3,007)	(3,004)
	0.300%	12/05/2014	01/16/2015		(5,068)	(5,062)
	0.301%	12/05/2014	01/16/2015		(5,407)	(5,373)
	0.380%	12/29/2014	01/12/2015		(4,065)	(4,068)
	0.400%	12/31/2014	01/07/2015		(24,361)	(24,370)
BPG	0.220%	01/02/2015	01/08/2015		(808)	(808)
BPS	0.250%	12/16/2014	02/05/2015	EUR	(16,493)	(19,984)
GSC	0.220%	01/02/2015	01/08/2015		$(2,625)	(2,626)
	0.320%	12/31/2014	01/07/2015		(38,042)	(38,055)
	0.350%	12/18/2014	01/12/2015		(3,177)	(3,180)
MSC	0.220%	11/24/2014	01/06/2015		(1,111)	(1,112)
	0.320%	12/05/2014	01/06/2015		(19,388)	(19,387)
	0.381%	12/12/2014	01/15/2015		(22,707)	(22,611)
	0.384%	12/12/2014	01/15/2015		(6,033)	(5,970)
TDM	0.170%	10/16/2014	01/16/2015		(10,495)	(10,497)
	0.171%	10/16/2014	01/16/2015		(25,039)	(24,901)
	0.180%	11/10/2014	01/09/2015		(17,537)	(17,534)
	0.230%	11/20/2014	01/20/2015		(7,806)	(7,796)
	0.231%	11/20/2014	01/20/2015		(15,414)	(15,306)
	0.232%	11/20/2014	01/20/2015		(6,976)	(6,919)
	0.310%	12/03/2014	01/06/2015		(986)	(986)
	0.310%	12/04/2014	01/06/2015		(207)	(207)
	0.330%	12/16/2014	01/27/2015		(23,502)	(23,438)
	0.331%	12/16/2014	01/27/2015		(3,235)	(3,216)
	0.332%	12/16/2014	01/27/2015		(4,883)	(4,843)
	0.333%	12/16/2014	01/27/2015		(24,628)	(24,365)

Total Sale-Buyback Transactions						$(312,986)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $351,299 at a weighted average interest rate of 0.147%.
(3)	Payable for sale-buyback transactions includes $(258) of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	01/01/2045	$17,000	$(17,008)	$(17,187)
Fannie Mae	3.500%	01/01/2045	31,000	(32,175)	(32,302)
Fannie Mae	3.500%	02/01/2045	33,000	(34,206)	(34,296)
Fannie Mae	4.000%	01/01/2045	5,000	(5,316)	(5,327)
U.S. Treasury Inflation Protected Securities	1.125%	01/15/2021	974	(1,017)	(1,014)

Total Short Sales				$(89,722)	$(90,126)

(f)	Securities with an aggregate market value of $418,041 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT Wheat March Futures †	$575.000	02/20/2015	170	$147	$134

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE SPDR S&P 500 ETF Trust	$140.000	01/17/2015	1,752	$1,116	$1

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note February Futures	$145.000	01/23/2015	453	$4	$7

Total Purchased Options				$1,267	$142

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT Corn February Futures †	$435.000	01/23/2015	170	$(36)	$(13)
Put - CBOT Corn March Futures †	370.000	02/20/2015	255	(151)	(68)
Put - CBOT Soybean February Futures †	1,000.000	01/23/2015	47	(20)	(36)
Call - CBOT Soybean February Futures †	1,100.000	01/23/2015	47	(16)	(8)
Call - COMEX Gold 100 oz. February Futures †	1,250.000	01/27/2015	21	(15)	(7)
Call - COMEX Gold 100 oz. March Futures †	1,250.000	02/24/2015	13	(12)	(13)
Call - EOP Euro-Mill Wheat March Futures †	185.000	02/16/2015	84	(42)	(92)
Put - EOP Euro-Mill Wheat March Futures †	185.000	02/16/2015	84	(35)	(9)
Call - NYBICE Arabica Coffee March Futures †	190.000	02/11/2015	26	(20)	(22)
Put - NYMEX Henry Hub Natural Gas April Futures †	3,000.000	03/26/2015	49	(51)	(154)
Call - NYMEX Henry Hub Natural Gas April Futures †	3,700.000	03/26/2015	49	(33)	(18)
Call - NYMEX Natural Gas March Futures †	0.500	02/24/2015	21	(65)	(5)
Call - NYMEX Natural Gas March Futures †	1.000	02/24/2015	58	(114)	(6)
Put - NYMEX Natural Gas Swap February Futures †	3,250.000	01/27/2015	8	(8)	(33)
Call - NYMEX WTI Crude February Futures †	74.000	01/14/2015	22	(19)	0
Call - NYMEX WTI Crude February Futures	75.000	01/14/2015	68	(62)	(1)
Call - NYMEX WTI Crude March Futures †	67.000	02/17/2015	72	(77)	(30)
Call - NYMEX WTI-Brent Crude Spread February Futures †	3.000	01/14/2015	19	(14)	(6)
Call - NYMEX WTI-Brent Crude Spread March Futures †	3.000	02/11/2015	48	(40)	(27)
Call - NYMEX WTI-Brent Crude Spread March Futures †	6.000	02/11/2015	122	(102)	(255)
Put - NYMEX WTI-Brent Crude Spread March Futures †	8.000	02/11/2015	48	(29)	(10)
Put - NYMEX WTI-Brent Crude Spread March Futures †	14.000	02/11/2015	122	(102)	(1)

				$(1,063)	$(814)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE SPDR S&P 500 ETF Trust	$120.000	01/17/2015	1,752	$(522)	$0

Total Written Options				$(1,585)	$(814)

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2015	29	$(21)	$0	$(3)
30-Year Deliverable Interest Rate Swap March Futures	Short	03/2015	18	(97)	0	(1)
90-Day Eurodollar December Futures	Short	12/2015	224	37	0	(3)
90-Day Eurodollar June Futures	Short	06/2016	224	45	0	(5)
90-Day Eurodollar March Futures	Short	03/2016	492	120	0	(6)
90-Day Eurodollar September Futures	Short	09/2016	224	37	0	(8)
Aluminum, Alloy April Futures †	Long	04/2015	3	(13)	0	(1)
Aluminum, Alloy August Futures †	Long	08/2015	3	(6)	0	(1)
Aluminum, Alloy December Futures †	Long	12/2015	3	(4)	0	(1)
Aluminum, Alloy July Futures †	Long	07/2015	3	(8)	0	(1)
Aluminum, Alloy June Futures †	Long	06/2015	3	(10)	0	(1)
Aluminum, Alloy May Futures †	Long	05/2015	3	(12)	0	(1)
Aluminum, Alloy November Futures †	Long	11/2015	3	(4)	0	(1)
Aluminum, Alloy October Futures †	Long	10/2015	3	(3)	0	(1)
Aluminum, Alloy September Futures †	Long	09/2015	3	(4)	0	(1)
Brent Crude December Futures †	Long	11/2015	168	(425)	0	(30)
Brent Crude December Futures †	Long	10/2016	103	19	0	(36)
Brent Crude February Futures †	Long	01/2015	14	(133)	0	(8)
Brent Crude June Futures †	Long	05/2015	239	(544)	0	(72)
Brent Crude June Futures †	Short	04/2016	121	71	33	0
Brent Crude March Futures †	Short	01/2016	292	4,444	70	0
Brent Crude September Futures †	Short	08/2015	292	5,056	55	0
Cocoa March Futures †	Short	03/2015	66	5	6	(4)
Cocoa March Futures †	Short	03/2015	334	(107)	207	0
Cocoa May Futures †	Long	05/2015	334	(145)	0	(204)
Corn March Futures †	Short	03/2015	98	(62)	47	0
Cotton No. 2 March Futures †	Short	03/2015	102	(12)	87	0
E-mini S&P 500 Index March Futures	Short	03/2015	473	827	575	0
EIA Flat Tax On-Highway Diesel Swap Contracts April Futures †	Short	04/2015	3	2	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts August Futures †	Short	08/2015	3	(5)	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts December Futures †	Short	12/2015	3	(7)	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts July Futures †	Short	07/2015	3	(3)	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts June Futures †	Short	06/2015	3	(1)	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts May Futures †	Short	05/2015	3	1	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts November Futures †	Short	11/2015	3	(8)	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts October Futures †	Short	10/2015	3	(10)	1	0
EIA Flat Tax On-Highway Diesel Swap Contracts September Futures †	Short	09/2015	3	(7)	1	0
Euro STOXX 50 March Futures	Long	03/2015	525	(205)	0	(324)
Euro-Mill Wheat December Futures †	Long	12/2015	89	3	9	0
Euro-Mill Wheat March Futures †	Long	03/2015	678	220	20	0
FTSE China A50 Index January Futures	Long	01/2015	608	361	343	0
Gold 100 oz. February Futures †	Short	02/2015	63	27	103	0
Hard Red Spring Wheat July Futures †	Long	07/2015	35	(22)	0	(10)
Hard Red Spring Wheat March Futures †	Long	03/2015	310	447	0	(81)
Hard Red Winter Wheat July Futures †	Long	07/2015	37	57	0	(17)
Henry Hub Natural Gas Swap April Futures †	Long	03/2016	107	(221)	0	(25)
Henry Hub Natural Gas Swap August Futures †	Long	07/2016	112	(208)	0	(25)
Henry Hub Natural Gas Swap December Futures †	Long	11/2016	112	(126)	0	(23)
Henry Hub Natural Gas Swap February Futures †	Long	01/2016	100	(158)	0	(27)
Henry Hub Natural Gas Swap January Futures †	Long	12/2015	112	(178)	0	(30)
Henry Hub Natural Gas Swap July Futures †	Long	06/2016	112	(211)	0	(25)
Henry Hub Natural Gas Swap June Futures †	Long	05/2016	107	(211)	0	(24)
Henry Hub Natural Gas Swap March Futures †	Long	02/2016	112	(190)	0	(29)
Henry Hub Natural Gas Swap May Futures †	Long	04/2016	112	(231)	0	(26)
Henry Hub Natural Gas Swap November Futures †	Long	10/2016	107	(169)	0	(22)
Henry Hub Natural Gas Swap October Futures †	Long	09/2016	112	(204)	0	(25)
Henry Hub Natural Gas Swap September Futures †	Long	08/2016	107	(201)	0	(24)
JPX Nikkei Index 400 March Futures	Long	03/2015	1,261	(110)	0	(110)
LLS (Argus) vs. WTI Spread Calendar Swap April Futures †	Long	04/2015	56	(43)	3	0
LLS (Argus) vs. WTI Spread Calendar Swap August Futures †	Long	08/2015	42	(26)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap December Futures †	Long	12/2015	38	(26)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap February Futures †	Long	02/2015	52	(40)	2	0
LLS (Argus) vs. WTI Spread Calendar Swap January Futures †	Long	01/2015	52	(39)	2	0
LLS (Argus) vs. WTI Spread Calendar Swap July Futures †	Long	07/2015	42	(24)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap June Futures †	Long	06/2015	56	(34)	3	0
LLS (Argus) vs. WTI Spread Calendar Swap March Futures †	Long	03/2015	52	(43)	0	(1)
LLS (Argus) vs. WTI Spread Calendar Swap May Futures †	Long	05/2015	56	(40)	3	0
LLS (Argus) vs. WTI Spread Calendar Swap November Futures †	Long	11/2015	38	(24)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap October Futures †	Long	10/2015	38	(25)	1	0
LLS (Argus) vs. WTI Spread Calendar Swap September Futures †	Long	09/2015	42	(27)	1	0
Mars (Argus) vs. WTI Spread Calendar Swap April Futures †	Short	04/2015	1	(1)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap August Futures †	Short	08/2015	1	(1)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap December Futures †	Short	12/2015	1	(1)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap February Futures †	Short	02/2015	1	(1)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap January Futures †	Short	01/2015	1	(1)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap July Futures †	Short	07/2015	1	(1)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap June Futures †	Short	06/2015	1	(1)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap March Futures †	Short	03/2015	1	(1)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap May Futures †	Short	05/2015	1	(1)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap November Futures †	Short	11/2015	1	(1)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap October Futures †	Short	10/2015	1	(1)	0	0
Mars (Argus) vs. WTI Spread Calendar Swap September Futures †	Short	09/2015	1	(1)	0	0
Natural Gas April Futures †	Short	03/2015	1,058	9,248	1,735	0
Natural Gas April Futures †	Short	03/2016	106	447	99	0
Natural Gas February Futures †	Short	01/2015	16	10	10	0
Natural Gas January Futures †	Short	12/2015	110	662	119	0
Natural Gas July Futures †	Long	06/2015	361	(1,704)	0	(505)
Natural Gas March Futures †	Short	02/2015	523	5,684	1,046	0
Natural Gas March Futures †	Long	02/2016	216	(1,154)	0	(227)
Natural Gas May Futures †	Long	04/2015	1,220	(11,000)	0	(1,793)
New York Harbor ULSD August Futures †	Short	07/2015	6	129	0	0
New York Harbor ULSD August Futures †	Short	08/2015	23	273	5	0
New York Harbor ULSD December Futures †	Long	11/2015	266	(4,598)	0	(87)
New York Harbor ULSD February Futures †	Short	01/2015	58	471	19	0
New York Harbor ULSD July Futures †	Short	07/2015	29	423	5	0
New York Harbor ULSD June Futures †	Short	05/2015	266	4,709	44	0
New York Harbor ULSD March Futures †	Long	02/2015	58	(308)	0	(16)
New York Harbor ULSD September Futures †	Short	09/2015	29	380	7	0
Platinum April Futures †	Long	04/2015	54	(9)	0	(26)
RBOB Calendar Swap August Futures †	Long	08/2015	29	(325)	2	0
RBOB Calendar Swap July Futures †	Long	07/2015	29	(308)	1	0
RBOB Calendar Swap September Futures †	Long	09/2015	29	(456)	0	(3)
RBOB Gasoline April Futures †	Short	03/2015	133	2,316	2	0
RBOB Gasoline December Futures †	Long	11/2015	195	(6,208)	0	(36)
RBOB Gasoline March Futures †	Long	02/2015	133	(2,055)	2	0
RBOB Gasoline vs. Brent Crack Spread August Futures †	Long	08/2015	44	42	10	0
RBOB Gasoline vs. Brent Crack Spread July Futures †	Long	07/2015	44	98	10	0
RBOB Gasoline vs. Brent Crack Spread September Futures †	Long	09/2015	44	(184)	4	0
SGX CNX Nifty Index January Futures	Long	01/2015	810	69	60	0
Soybean July Futures †	Short	07/2015	307	319	299	0
Soybean March Futures †	Long	03/2015	220	171	0	(225)
Soybean Meal December Futures †	Short	12/2015	99	0	48	0
Soybean Meal July Futures †	Short	07/2015	226	(51)	115	0
Soybean Meal March Futures †	Short	03/2015	242	247	148	0
Soybean Meal May Futures †	Long	05/2015	226	89	0	(122)
Soybean November Futures †	Long	11/2015	397	(201)	0	(313)
Soybean Oil December Futures †	Short	12/2015	81	40	44	0
Soybean Oil March Futures †	Short	03/2015	198	100	110	0
Sugar No. 11 March Futures †	Short	02/2015	661	3,236	67	0
U.S. Treasury 10-Year Note March Futures	Short	03/2015	453	(95)	0	(86)
U.S. Treasury 30-Year Bond March Futures	Short	03/2015	31	(97)	0	(9)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2015	147	1,100	51	0
Wheat December Futures †	Long	12/2015	128	(14)	0	(61)
Wheat July Futures †	Short	07/2015	233	(201)	116	0
Wheat March Futures †	Short	03/2015	561	(649)	344	0
White Sugar March Futures †	Long	02/2015	661	(2,313)	135	0
WTI Crude December Futures †	Short	11/2015	1,080	21,027	227	0
WTI Crude December Futures †	Short	11/2016	508	10,669	35	0
WTI Crude December Futures †	Short	11/2017	68	282	3	0
WTI Crude December Futures †	Long	11/2018	40	(60)	0	(6)
WTI Crude December Futures †	Long	11/2019	28	(223)	0	(2)
WTI Crude February Futures †	Short	01/2015	202	2,153	172	0
WTI Crude June Futures †	Short	05/2015	809	10,388	502	0
WTI Crude June Futures †	Long	05/2016	490	(10,770)	0	(64)
WTI Crude March Futures †	Short	02/2015	476	2,660	395	0
WTI Crude March Futures †	Long	02/2016	480	(7,926)	0	(72)
WTI Crude October Futures †	Long	09/2015	448	(1,003)	0	(143)
WTI Crude September Futures †	Long	08/2015	1,533	(22,938)	0	(583)
WTI Crude September Futures †	Long	08/2016	110	(1,374)	0	(10)

Total Futures Contracts				$8,298	$7,574	$(5,626)

Swap Agreements:

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		$13,700	$(907)	$(492)	$0	$(15)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		900	(11)	(176)	0	(1)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		5,200	(1,168)	(773)	0	(8)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		16,400	(2,835)	(1,615)	0	(26)
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	6,700	317	268	24	0
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045	EUR	17,600	(2,838)	(3,074)	0	(69)
Receive	6-Month GBP-LIBOR	2.750%	03/18/2025	GBP	16,000	(2,020)	(519)	0	(124)
Pay	28-Day MXN-TIIE	5.750%	12/06/2021	MXN	152,200	(4)	70	43	0

						$(9,466)	$(6,311)	$67	$(243)

Total Swap Agreements						$(9,466)	$(6,311)	$67	$(243)

(h)	Securities with an aggregate market value of $666 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(i)	Securities with an aggregate market value of $24,012 and cash of $1,682 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015		BRL	16,142		$6,247	$174	$0
	01/2015		NZD	18,238		14,203	0	(23)
	01/2015			$6,077	BRL	16,142	0	(5)
	01/2015			18,370	EUR	14,778	0	(488)
	01/2015			18,240	JPY	2,187,412	22	0
	02/2015		JPY	2,187,412		$18,244	0	(23)
	02/2015		KRW	12,674,441		11,630	71	0
	02/2015		MXN	2,178		148	0	0
	02/2015		THB	4,113		126	1	0
	02/2015			$23,809	MYR	78,757	0	(1,423)
	07/2015			5,110	BRL	14,133	0	(54)
BPS	01/2015		BRL	35,586		$13,397	10	0
	01/2015		EUR	954		1,190	36	0
	01/2015			$13,697	BRL	35,586	0	(309)
	06/2015		COP	1,807,083		$785	33	0
BRC	02/2015		INR	574,879		9,160	152	0
	02/2015		MXN	180,764		13,228	999	0
	02/2015			$4,142	BRL	10,713	0	(143)
	02/2015			30,683	INR	1,938,879	0	(303)
	02/2015			329	MXN	4,809	0	(4)
CBK	01/2015		BRL	29,733		$12,783	1,598	0
	01/2015			$11,194	BRL	29,733	0	(8)
	01/2015			1,953	EUR	1,558	0	(68)
	02/2015	†		165		134	0	(3)
	02/2015			1,532	MXN	20,598	0	(139)
	03/2015		CAD	6,053		$5,283	79	0
	03/2015	†		$172	CAD	201	0	0
	05/2015		MXN	66,236		$4,490	36	0
	07/2015			$25,140	BRL	65,000	0	(1,886)
DUB	01/2015			236	ZAR	2,637	0	(9)
FBF	01/2015		BRL	49,696		$20,090	1,408	(13)
	01/2015		JPY	1,594,512		13,474	162	0
	01/2015			$19,202	BRL	49,696	0	(507)
	07/2015		BRL	158,596		$62,985	6,247	0
GLM	01/2015			37,686		15,806	1,629	0
	01/2015		JPY	827,900		7,011	99	0
	01/2015			$14,188	BRL	37,686	0	(11)
	01/2015			110,909	EUR	91,029	0	(760)
	02/2015		EUR	91,029		$110,943	759	0
	02/2015		GBP	210		330	3	0
	02/2015	†		$6,988	EUR	5,624	0	(180)
HUS	01/2015			144	RUB	7,874	0	(14)
	02/2015			2,789	BRL	7,169	0	(113)
	02/2015	†		277	EUR	222	0	(8)
	03/2015		CAD	1,981		$1,708	5	0
JPM	01/2015		BRL	30,148		11,350	9	0
	01/2015			$11,764	BRL	30,505	0	(289)
	02/2015		HKD	32,630		$4,208	1	0
	02/2015		INR	315,342		5,047	106	0
	02/2015		KRW	1,771,109		1,652	37	0
	02/2015		MXN	107,140		7,576	328	0
	02/2015			$5,283	KRW	5,597,603	0	(178)
	02/2015			634	MYR	2,126	0	(30)
	07/2015		BRL	16,015		$5,892	163	0
MSB	01/2015			8,952		3,346	2	(23)
	01/2015		EUR	106,411		132,241	3,479	0
	01/2015			$3,369	BRL	8,952	0	(2)
	01/2015			2,020	JPY	235,000	0	(58)
	02/2015		BRL	8,952		$3,340	0	(1)
	02/2015		GBP	1,351		2,111	6	0
	02/2015		MXN	107,140		7,577	329	0
	03/2015	†		$5,094	CAD	5,832	0	(81)
	07/2015		BRL	46,690		$19,096	2,393	0
RBC	02/2015		MXN	107,140		7,576	327	0
	02/2015			$4,388	MXN	58,178	0	(452)
SCX	02/2015		MXN	31,305		$2,214	96	0
SOG	01/2015			$14,165	NZD	18,238	62	0
	01/2015			5,757	PLN	19,330	0	(303)
	02/2015		NZD	18,238		$14,125	0	(63)
UAG	01/2015		BRL	4,729		1,717	0	(62)
	01/2015			$1,780	BRL	4,729	0	(1)
	02/2015		CNY	3,219		$521	0	(1)
	02/2015		GBP	263		413	3	0
	02/2015		MYR	94,407		28,660	1,825	0
	02/2015			$114	MXN	1,684	0	0

Total Forward Foreign Currency Contracts							$22,689	$(8,038)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC EUR versus USD		$1.450	01/12/2015	EUR	18,500	$3	$0
	Put - OTC USD versus JPY	JPY	90.000	01/12/2015		$22,000	2	0
MSB	Call - OTC USD versus INR	INR	65.000	01/02/2015		16,000	8	0

							$13	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.045%	03/20/2015	$18,100	$188	$102
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683%	12/11/2017	5,000	700	626

							$888	$728

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
FBF	Call - OTC EURO STOXX 50 Index	3,650.000	12/20/2019	EUR	5	$1,872	$1,503

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 3.500% due 01/01/2045	$110.375	01/07/2015	$14,000	$1	$0
	Call - OTC Fannie Mae 3.500% due 01/01/2045	111.500	01/07/2015	13,000	0	0
	Call - OTC Fannie Mae 4.000% due 01/01/2045	112.938	01/07/2015	17,000	1	0

					$2	$0

Total Purchased Options					$2,775	$2,231

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015	EUR	1,700	$(1)	$(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		1,700	(4)	(2)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		1,200	(2)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		1,200	(2)	0
CBK	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		2,300	(4)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		2,300	(6)	0
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		1,400	(2)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		1,400	(4)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.100%	01/21/2015		700	(2)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.200%	01/21/2015		1,700	(4)	0
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		700	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		700	(1)	(1)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		800	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		800	(1)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		1,100	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		1,100	(2)	(1)

							$(38)	$(14)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	2.680	07/01/2015	$5,290	$(126)	$(322)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$200	$(1)	$(1)
JPM	Cap - OTC CPURNSA Index	TBD	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	700	(5)	(1)

						$(6)	$(2)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.545%	03/20/2015	$18,100	$(231)	$(229)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	12/11/2017	21,000	(700)	(675)

							$(931)	$(904)

Options on Commodity Futures Contracts

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC Platinum Gold Spread February Futures †	$0.000	02/17/2015		$200	$(39)	$(25)
	Put - OTC Platinum Gold Spread March Futures †	19.000	03/02/2015		2	(33)	(19)
SOG	Put - OTC Natural Gas April Futures †	3.300	03/26/2015		330	(41)	(171)
	Call - OTC Natural Gas April Futures †	4.300	03/26/2015		330	(41)	(3)

						$(154)	$(218)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	5	$(1,845)	$(1,805)
GST	Call - OTC SPGCENP Index †	0.306	02/09/2015		$1,300,000	(34)	0
	Call - OTC SPGCENP Index †	0.578	03/05/2015		300,000	(18)	(2)
	Call - OTC SPGCICP Index †	0.268	02/09/2015		600,000	(21)	0
	Call - OTC SPGCICP Index †	0.420	03/05/2015		400,000	(17)	0

						$(1,935)	$(1,807)

Total Written Options						$(3,190)	$(3,267)

Swap Agreements:

Commodity Forward Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	LLSBRT 1H15 Index †	$2.900	06/30/2015	19,326	$0	$6	$6	$0
	Pay	LLSBRT 1H15 Index †	2.850	06/30/2015	10,722	0	4	4	0
	Pay	LLSBRT 1H15 Index †	2.700	06/30/2015	18,456	0	9	9	0
	Receive	LLSBRT CAL15 Index †	8.150	12/31/2015	180,000	0	832	832	0
	Receive	RBCO 3Q15 Index †	7.000	09/30/2015	11,955	0	(2)	0	(2)
BPS	Pay	Algonquin Cityfates Natural Gas Basis March Futures †	7.000	02/27/2015	20,000	0	43	43	0
	Pay	Algonquin Cityfates Natural Gas Basis March Futures †	7.200	02/27/2015	20,000	0	47	47	0
	Pay	FBANM X14 Index †	10.700	02/27/2015	78,175	0	339	339	0
	Pay	FBTMM Z14 Index †	2.370	01/30/2015	9,324	0	14	14	0
	Pay	FBTMM Z14 Index †	2.440	01/30/2015	37,352	0	60	60	0
	Receive	JETNWECO 1Q15 Index †	15.500	03/31/2015	15,000	0	4	4	0
	Receive	JETNWECO 1Q15 Index †	17.000	03/31/2015	7,950	0	(10)	0	(10)
	Pay	JETNWECO 1Q15 Index †	17.200	03/31/2015	9,318	0	13	13	0
	Receive	NAPCO 1Q15 Index †	8.340	03/31/2015	7,950	0	(9)	0	(9)
	Receive	NAPCO 1Q15 Index †	7.300	03/31/2015	15,000	0	(33)	0	(33)
	Pay	NAPCO 1Q15 Index †	7.600	03/31/2015	9,318	0	18	18	0
	Receive	RBCO 2Q15 Index †	11.750	06/30/2015	9,000	0	(3)	0	(3)
	Receive	RBCO 3Q15 Index †	6.950	09/30/2015	9,000	0	(1)	0	(1)
	Receive	RBCO 3Q15 Index †	6.965	09/30/2015	33,045	0	(5)	0	(5)
	Pay	RBCO 3Q15 Index †	7.000	09/30/2015	9,000	0	(2)	0	(2)
CBK	Pay	DTDBRTCO 1Q15 Index †	0.320	03/31/2015	33,000	0	38	38	0
	Pay	DTDBRTCO 1Q15 Index †	0.280	03/31/2015	600	0	1	1	0
	Receive	JETNWECO 1Q15 Index †	15.440	03/31/2015	300	0	0	0	0
	Pay	LLSBRT 1H15 Index †	2.800	06/30/2015	21,342	0	9	9	0
	Pay	LLSBRT 1H15 Index †	2.700	06/30/2015	42,384	0	22	22	0
	Receive	NAPCO 1Q15 Index †	7.780	03/31/2015	300	0	(1)	0	(1)
GST	Pay	Algonquin Cityfates Natural Gas Basis March Futures †	6.150	02/27/2015	25,000	0	33	33	0
	Pay	Algonquin Cityfates Natural Gas Basis March Futures †	6.180	02/27/2015	25,000	0	33	33	0
	Pay	Algonquin Cityfates Natural Gas Basis March Futures †	6.600	02/27/2015	20,000	0	35	35	0
	Pay	Algonquin Cityfates Natural Gas Basis March Futures †	7.250	02/27/2015	20,000	0	48	48	0
	Pay	LLSBRT 1H15 Index †	2.600	06/30/2015	21,192	0	13	13	0
	Pay	LLSBRT 1H15 Index †	2.550	06/30/2015	21,192	0	14	14	0
	Receive	LLSBRT 2H15 Index †	7.750	12/31/2015	12,180	0	48	48	0
	Receive	LLSBRT CAL15 Index †	9.150	12/31/2015	24,000	0	135	135	0
JPM	Receive	JETNWECO 1Q15 Index †	16.900	03/31/2015	22,050	0	(25)	0	(25)
	Pay	JETNWECO 1Q15 Index †	17.100	03/31/2015	8,382	0	11	11	0
	Receive	LLSBRT CAL15 Index †	7.550	12/31/2015	180,000	0	725	725	0
	Receive	NAPCO 1Q15 Index †	8.450	03/31/2015	22,050	0	(23)	0	(23)
	Pay	NAPCO 1Q15 Index †	7.700	03/31/2015	8,382	0	15	15	0
MAC	Receive	CUAC 4Q15 Index †	41.500	12/31/2015	4,188,000	0	(126)	0	(126)
	Receive	CUAC 4Q15 Index †	46.500	12/31/2015	882,000	0	(70)	0	(70)
	Receive	CUAC 4Q15 Index †	48.000	12/31/2015	220,500	0	(21)	0	(21)
	Receive	CUAC 4Q15 Index †	49.000	12/31/2015	1,984,500	0	(208)	0	(208)
	Receive	CUAC 4Q15 Index †	50.000	12/31/2015	1,764,000	0	(202)	0	(202)
MYC	Pay	BRTDUBAI CAL15 Index †	2.680	12/31/2015	24,000	0	(9)	0	(9)
	Pay	DTDBRTCO 1Q15 Index †	0.340	03/31/2015	57,000	0	65	65	0
	Receive	JETNWECO 1Q15 Index †	15.460	03/31/2015	28,500	0	9	9	0
	Receive	JETNWECO 1Q15 Index †	16.850	03/31/2015	9,000	0	(10)	0	(10)
	Pay	LLSBRT CAL15 Index †	3.300	12/31/2015	36,360	0	8	8	0
	Receive	NAPCO 1Q15 Index †	9.050	03/31/2015	9,000	0	(4)	0	(4)
	Receive	NAPCO 1Q15 Index †	7.800	03/31/2015	28,500	0	(48)	0	(48)

						$0	$1,839	$2,651	$(812)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Indonesia Government International Bond	1.000%	12/20/2019	1.516%	$3,100	$(73)	$(1)	$0	$(74)
	Russia Government International Bond	1.000%	03/20/2019	4.827%	400	(33)	(22)	0	(55)
BRC	Indonesia Government International Bond	1.000%	12/20/2019	1.516%	900	(21)	(1)	0	(22)
CBK	Russia Government International Bond	1.000%	03/20/2019	4.827%	100	(8)	(6)	0	(14)
	South Africa Government International Bond	1.000%	12/20/2019	1.831%	4,100	(148)	(10)	0	(158)
GST	Russia Government International Bond	1.000%	09/20/2019	4.793%	500	(27)	(48)	0	(75)
HUS	Indonesia Government International Bond	1.000%	12/20/2019	1.516%	100	(2)	0	0	(2)
JPM	Russia Government International Bond	1.000%	09/20/2019	4.793%	200	(11)	(19)	0	(30)

						$(323)	$(107)	$0	$(430)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	1,400	$(4)	$93	$89	$0
	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044		100	0	9	9	0
	Pay	3-Month EUR-EXT-CPI Index	0.750%	12/10/2019	EUR	5,100	3	(58)	0	(55)
BPS	Pay	1-Month GBP-UKRPI	3.170%	12/15/2024	GBP	3,100	1	64	65	0
	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044		500	4	42	46	0
	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	10,200	(12)	(307)	0	(319)
	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/15/2019		5,300	1	(141)	0	(140)
	Pay	3-Month USD-CPURNSA Index	1.560%	11/05/2016		$22,400	0	(373)	0	(373)
CBK	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	500	(17)	49	32	0
DUB	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	40,100	(28)	(99)	0	(127)
	Receive	1-Year BRL-CDI	12.230%	01/04/2021		4,500	(49)	32	0	(17)
	Receive	3-Month USD-CPURNSA Index	0.070%	12/22/2015		$6,600	0	(12)	0	(12)
	Pay	3-Month USD-CPURNSA Index	1.480%	11/20/2016		27,900	0	(416)	0	(416)
	Pay	3-Month USD-CPURNSA Index	1.473%	11/21/2016		6,800	0	(100)	0	(100)
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	200	3	(2)	1	0
	Pay	1-Month GBP-UKRPI	3.528%	09/23/2044		700	(4)	61	57	0
	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044		500	(16)	48	32	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		300	0	28	28	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	6,000	(4)	(16)	0	(20)
GLM	Pay	1-Month GBP-UKRPI	3.125%	12/10/2024	GBP	1,100	1	13	14	0
	Pay	1-Month GBP-UKRPI	3.510%	12/15/2044		500	0	31	31	0
	Receive	1-Year BRL-CDI	11.500%	01/04/2021	BRL	8,900	(9)	60	51	0
HUS	Receive	1-Year BRL-CDI	11.250%	01/04/2021		6,700	18	42	60	0
JPM	Pay	1-Month GBP-UKRPI	3.528%	09/23/2044	GBP	1,500	2	122	124	0
	Pay	3-Month EUR-EXT-CPI Index	0.700%	12/15/2018	EUR	1,300	(1)	(19)	0	(20)
MYC	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	400	3	23	26	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	46,900	(23)	(126)	0	(149)
	Pay	3-Month EUR-EXT-CPI Index	0.910%	11/26/2019	EUR	3,200	2	(65)	0	(63)
	Pay	3-Month USD-CPURNSA Index	1.533%	11/07/2016		$3,400	0	(55)	0	(55)
RYL	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		2,000	4	(108)	0	(104)
UAG	Pay	3-Month EUR-EXT-CPI Index	0.910%	11/26/2019	EUR	3,200	2	(66)	0	(64)

							$(123)	$(1,246)	$665	$(2,034)

Total Return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	BCOMTR Index †	12,438	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	$2,750	$(137)	$0	$(137)
	Receive	TRNGLU Index	136	1-Month USD-LIBOR plus a specified spread	02/27/2015	541	2	2	0
	Receive	DWRTFT Index	207	1-Month USD-LIBOR plus a specified spread	11/20/2015	1,710	34	34	0
BRC	Receive	DWRTFT Index	263	1-Month USD-LIBOR plus a specified spread	07/31/2015	2,177	38	38	0
CBK	Receive	BCOMTR Index †	64,703	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	14,306	(711)	0	(711)
DUB	Receive	BCOMTR Index †	20,510	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	4,535	(225)	0	(225)
GLM	Receive	BCOMGC Index †	470,775	0.140%	02/17/2015	71,252	(1,395)	0	(1,395)
JPM	Receive	BCOMF1T Index †	174,591	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	73,345	(3,608)	0	(3,608)
	Receive	BCOMTR Index †	82,533	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	18,001	(907)	0	(907)
	Receive	JMABNIC0 Index †	1,502	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	847	(34)	0	(34)
	Receive	JMABNICP Index †	43,514	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	24,067	(960)	0	(960)
	Receive	DWRTFT Index	5,370	1-Month USD-LIBOR plus a specified spread	05/29/2015	44,569	658	658	0
MAC	Receive	BCOMTR Index †	4,021	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	889	(44)	0	(44)

							$(7,289)	$732	$(8,021)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	S&P 500 Index †	2.356%	01/09/2015	$2,606	$0	$(23)	$0	$(23)
BPS	Pay	GOLDLNPM Index †	3.098%	08/03/2015	4,261	0	(19)	0	(19)
	Receive	SLVRLND Index †	6.452%	08/03/2015	2,953	0	103	103	0
CBK	Pay	SPGCCLP Index †	4.080%	05/14/2015	1,594	0	(207)	0	(207)
	Pay	SPGCCLP Index †	4.580%	05/14/2015	1,506	0	(178)	0	(178)
DUB	Pay	SPGCCLP Index †	4.623%	05/14/2015	1,450	0	(172)	0	(172)
	Pay	SPGCCLP Index †	6.376%	11/17/2015	1,150	0	(209)	0	(209)
	Receive	WTI Crude December Futures †	4.203%	11/17/2015	1,420	0	195	195	0
	Receive	WTI Crude June Futures †	2.772%	05/14/2015	2,043	0	220	220	0
	Receive	WTI Crude June Futures †	3.240%	05/14/2015	3,528	0	343	343	0
GST	Pay	Brent Crude February Futures †	11.560%	01/12/2015	735	0	(64)	0	(64)
	Pay	Brent Crude February Futures †	12.076%	01/12/2015	1,007	0	(87)	0	(87)
	Pay	DJUBS Index †	1.960%	02/03/2015	2,304	0	(29)	0	(29)
	Pay	GOLDLNPM Index †	6.126%	11/25/2015	1,960	0	49	49	0
	Receive	SLVRLND Index †	10.890%	11/25/2015	1,470	0	(14)	0	(14)
	Pay	SPGCGCP Index †	2.723%	06/11/2015	3,916	0	0	0	0
	Receive	SPGSSIP Index †	5.760%	06/11/2015	2,695	0	74	74	0
	Pay	WTI Crude February Futures †	11.662%	01/14/2015	1,171	0	(201)	0	(201)
	Pay	WTI Crude February Futures †	28.302%	01/14/2015	307	0	17	17	0
JPM	Pay	S&P 500 Index †	2.690%	01/22/2015	3,049	0	3	3	0
MYC	Pay	BCOM Index †	1.756%	01/09/2015	5,283	0	(28)	0	(28)
	Pay	GOLDLNPM Index †	3.276%	09/18/2015	2,486	0	(8)	0	(8)
	Pay	GOLDLNPM Index †	5.406%	04/21/2016	260	0	4	4	0
	Receive	SLVRLND Index †	5.382%	09/18/2015	1,940	0	86	86	0
	Receive	SLVRLND Index †	9.151%	04/21/2016	200	0	2	2	0
SOG	Pay	Natural Gas February Futures †	36.603%	01/27/2015	579	0	16	16	0
	Pay	Natural Gas February Futures †	100.000%	01/27/2015	541	0	40	40	0
	Pay	S&P 500 Index †	1.960%	01/08/2015	5,714	0	(62)	0	(62)
	Pay	S&P 500 Index †	4.121%	01/16/2015	22,414	0	216	216	0
	Pay	SPGCCLP Index †	4.000%	05/14/2015	1,701	0	(223)	0	(223)
	Pay	WTI Crude February Futures †	23.040%	01/14/2015	1,146	0	12	12	0
	Pay	WTI Crude February Futures †	28.623%	01/14/2015	630	0	38	38	0
	Receive	WTI Crude June Futures †	2.772%	05/14/2015	1,934	0	207	207	0
UAG	Pay	S&P 500 Index †	2.059%	01/02/2015	4,530	0	(13)	0	(13)
	Pay	S&P 500 Index †	2.220%	01/02/2015	5,034	0	(7)	0	(7)

						$0	$81	$1,625	$(1,544)

Total Swap Agreements						$(446)	$(6,722)	$5,673	$(12,841)

(k)	Securities with an aggregate market value of $10,647 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$63,509	$0	$63,509
Industrials	0	9,381	0	9,381
Utilities	0	721	0	721
Municipal Bonds & Notes
West Virginia	0	159	0	159
U.S. Government Agencies	0	52,203	0	52,203
U.S. Treasury Obligations	0	417,498	0	417,498
Mortgage-Backed Securities	0	16,087	0	16,087
Asset-Backed Securities	0	10,618	0	10,618
Sovereign Issues	0	163,611	0	163,611
Exchange-Traded Funds	53,921	0	0	53,921
Short-Term Instruments
Certificates of Deposit	0	2,600	0	2,600
Repurchase Agreements	0	20,151	0	20,151
Short-Term Notes	0	89,782	0	89,782
Greece Treasury Bills	0	11,715	0	11,715
Mexico Treasury Bills	0	4,491	0	4,491
U.S. Treasury Bills	0	24,840	0	24,840
	$53,921	$887,366	$0	$941,287

Investments in Affiliates, at Value
Mutual Funds	113,679	0	0	113,679
Short-Term Instruments
Central Funds Used for Cash Management Purposes	23,248	0	0	23,248

	$136,927	$0	$0	$136,927

Total Investments	$190,848	$887,366	$0	$1,078,214

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(89,112)	0	(89,112)
U.S. Treasury Obligations	0	(1,014)	0	(1,014)
	$0	$(90,126)	$0	$(90,126)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,708	75	0	7,783
Over the counter	0	30,593	0	30,593
	$7,708	$30,668	$0	$38,376

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,440)	(243)	0	(6,683)
Over the counter	0	(24,100)	(46)	(24,146)

	$(6,440)	$(24,343)	$(46)	$(30,829)

Totals	$192,116	$803,565	$(46)	$995,635

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VII, Ltd., which is a 100% owned subsidiary of the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO International Fundamental IndexPLUS® AR Strategy Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.7%
BANK LOAN OBLIGATIONS 0.4%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$3,933	$3,884
OGX
8.000% due 04/11/2015		147	114
Valeant Pharmaceuticals International, Inc.
3.500% due 12/11/2019		2,132	2,115

Total Bank Loan Obligations (Cost $6,174)			6,113

CORPORATE BONDS & NOTES 28.0%
BANKING & FINANCE 19.0%
Ally Financial, Inc.
2.500% due 03/15/2017		5,000	4,920
2.750% due 01/30/2017		6,200	6,196
3.125% due 01/15/2016		800	806
3.500% due 07/18/2016		2,400	2,433
4.625% due 06/26/2015		2,600	2,623
5.500% due 02/15/2017		900	947
8.300% due 02/12/2015		1,200	1,208
Aviation Loan Trust
2.351% due 12/15/2022		6,354	5,964
AyT Cedulas Cajas Fondo de Titulizacion de Activos
3.750% due 03/31/2015	EUR	5,100	6,222
Banca Carige SpA
3.750% due 11/25/2016		7,900	10,080
3.875% due 10/24/2018		6,250	8,326
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016		3,500	4,528
5.000% due 02/09/2019		600	817
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (e)		$18,000	19,305
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	10,100	13,945
Banco Santander Chile
1.831% due 01/19/2016		$100	101
Bank of America Corp.
1.125% due 04/01/2019		2,000	2,005
1.317% due 03/22/2018		1,700	1,714
2.650% due 04/01/2019		8,900	8,974
6.000% due 09/01/2017		2,500	2,759
Bank of America N.A.
0.652% due 05/08/2017		1,400	1,398
Bankia S.A.
3.500% due 12/14/2015	EUR	7,700	9,604
3.625% due 10/05/2016		6,500	8,327
4.250% due 07/05/2016		10,000	12,833
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	6,412	13,167
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$1,800	2,076
BPCE S.A.
0.873% due 06/17/2017		8,900	8,920
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	400	496
Caixa Economica Federal
4.250% due 05/13/2019		$2,000	1,955
CIT Group, Inc.
4.750% due 02/15/2015		12,700	12,721
5.000% due 05/15/2017		1,500	1,560
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	3,650	5,254
Credit Agricole S.A.
0.785% due 06/12/2017		$10,900	10,915
Crown Castle International Corp.
5.250% due 01/15/2023		2,300	2,358
Depfa ACS Bank
3.875% due 11/14/2016	EUR	2,000	2,584
DNB Bank ASA
3.200% due 04/03/2017		$2,600	2,696
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		787	814
Eksportfinans ASA
2.000% due 09/15/2015		3,100	3,108
2.375% due 05/25/2016		650	653

5.500% due 05/25/2016		400	419
5.500% due 06/26/2017		1,800	1,925
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	3,800	5,876
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		$500	503
3.000% due 06/12/2017		2,100	2,156
7.000% due 04/15/2015		550	560
General Electric Capital Corp.
3.800% due 06/18/2019		2,800	2,978
General Motors Financial Co., Inc.
2.625% due 07/10/2017		500	503
2.750% due 05/15/2016		900	916
3.250% due 05/15/2018		2,500	2,509
GMAC International Finance BV
7.500% due 04/21/2015	EUR	2,000	2,459
Goldman Sachs Group, Inc.
7.500% due 02/15/2019		$400	476
HBOS PLC
6.750% due 05/21/2018		400	447
Hospitality Properties Trust
5.000% due 08/15/2022		800	844
HSBC Holdings PLC
4.875% due 01/14/2022		900	1,005
International Lease Finance Corp.
4.875% due 04/01/2015		1,200	1,211
5.750% due 05/15/2016		700	728
6.750% due 09/01/2016		500	534
7.125% due 09/01/2018		500	561
8.625% due 09/15/2015		1,700	1,777
8.750% due 03/15/2017		400	444
Intesa Sanpaolo SpA
3.125% due 01/15/2016		3,100	3,150
JPMorgan Chase & Co.
0.784% due 04/25/2018		1,700	1,697
4.400% due 07/22/2020		2,100	2,278
6.000% due 01/15/2018		2,500	2,798
LBG Capital PLC
7.625% due 10/14/2020	EUR	950	1,249
15.000% due 12/21/2019		300	538
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		$100	143
Morgan Stanley
5.450% due 01/09/2017		2,300	2,472
5.500% due 01/26/2020		500	563
6.625% due 04/01/2018		3,000	3,420
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	300	372
Navient Corp.
4.875% due 06/17/2019		$2,600	2,614
5.000% due 04/15/2015		1,700	1,717
6.000% due 01/25/2017		700	735
6.250% due 01/25/2016		400	417
8.450% due 06/15/2018		2,800	3,129
Novo Banco S.A.
3.375% due 02/17/2016	EUR	7,000	8,498
5.000% due 04/23/2019		400	468
Prudential Covered Trust
2.997% due 09/30/2015		$2,625	2,662
Rabobank Group
3.875% due 02/08/2022		2,000	2,131
Rio Oil Finance Trust
6.250% due 07/06/2024		4,100	3,926
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	280
Shinsei Bank Ltd.
7.375% due 09/14/2020		3,200	4,033
SL Green Realty Corp.
4.500% due 12/01/2022		$3,100	3,161
5.000% due 08/15/2018		3,500	3,757
Standard Chartered PLC
3.200% due 05/12/2016		3,300	3,392
3.850% due 04/27/2015		1,900	1,919
Toronto-Dominion Bank
2.125% due 07/02/2019		10,800	10,761
Trafford Centre Finance Ltd.
0.757% due 07/28/2015	GBP	42	66
Vesey Street Investment Trust
4.404% due 09/01/2016		$400	420
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	1,200	2,008
Weyerhaeuser Co.
7.375% due 10/01/2019		$2,850	3,404

WM Covered Bond Program
4.000% due 11/26/2016	EUR	10,000	12,894

			325,215

INDUSTRIALS 7.3%
ADT Corp.
4.875% due 07/15/2042		$2,619	1,948
Altria Group, Inc.
9.250% due 08/06/2019		464	597
Amgen, Inc.
0.833% due 05/22/2019		3,400	3,404
2.200% due 05/22/2019		5,600	5,580
Ashland, Inc.
3.000% due 03/15/2016		2,100	2,121
Boston Scientific Corp.
6.000% due 01/15/2020		2,100	2,369
California Resources Corp.
5.000% due 01/15/2020		16,000	13,960
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		3,100	2,891
Cemex S.A.B. de C.V.
4.981% due 10/15/2018		600	619
9.500% due 06/15/2018		2,700	2,956
CNH Industrial Capital LLC
3.875% due 11/01/2015		400	404
DISH DBS Corp.
7.125% due 02/01/2016		800	843
7.750% due 05/31/2015		600	617
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021		200	211
GenCorp, Inc.
7.125% due 03/15/2021		1,500	1,578
HCA Holdings, Inc.
7.750% due 05/15/2021		7,500	8,034
HCA, Inc.
6.375% due 01/15/2015		1,100	1,103
7.190% due 11/15/2015		100	105
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	5,900	5,861
Kraft Foods Group, Inc.
1.625% due 06/04/2015		$400	402
MGM Resorts International
6.625% due 07/15/2015		540	551
6.875% due 04/01/2016		300	313
7.500% due 06/01/2016		800	846
7.625% due 01/15/2017		1,100	1,188
10.000% due 11/01/2016		1,200	1,341
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,900	1,914
OGX Austria GmbH
8.500% due 06/01/2018 ^		3,900	24
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		3,300	3,327
Rock-Tenn Co.
4.900% due 03/01/2022		900	968
Rogers Communications, Inc.
6.800% due 08/15/2018		2,300	2,657
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		4,425	4,348
5.750% due 05/15/2024		15,775	15,558
Schaeffler Finance BV
4.250% due 05/15/2018	EUR	1,800	2,244
4.250% due 05/15/2021		$14,000	13,720
7.750% due 02/15/2017	EUR	3,200	4,345
Seadrill Ltd.
6.125% due 09/15/2017		$400	356
Tyson Foods, Inc.
4.500% due 06/15/2022		1,400	1,518
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		1,610	1,795
United Rentals North America, Inc.
5.750% due 07/15/2018		1,900	1,990
UPCB Finance Ltd.
6.375% due 07/01/2020	EUR	2,400	3,053
7.625% due 01/15/2020		2,100	2,652
Viacom, Inc.
4.250% due 09/01/2023		$2,700	2,789

Wynn Macau Ltd.
5.250% due 10/15/2021		2,800	2,646

			125,746

UTILITIES 1.7%
AES Corp.
3.234% due 06/01/2019		5,000	4,887
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	500	642
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		$5,000	4,979
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		170	160
Petrobras Global Finance BV
2.371% due 01/15/2019		300	267
3.123% due 03/17/2020		2,400	2,173
Puget Energy, Inc.
5.625% due 07/15/2022		1,800	2,086
Sinopec Group Overseas Development Ltd.
1.009% due 04/10/2017		1,600	1,603
1.750% due 04/10/2017		2,800	2,790
Sprint Communications, Inc.
6.000% due 12/01/2016		1,600	1,677
9.125% due 03/01/2017		1,700	1,874
Telefonica Europe BV
6.500% due 09/18/2018 (e)	EUR	900	1,195
Verizon Communications, Inc.
2.625% due 02/21/2020		$1,502	1,487
4.862% due 08/21/2046		452	465
5.150% due 09/15/2023		2,000	2,210
6.400% due 09/15/2033		437	539

			29,034

Total Corporate Bonds & Notes (Cost $498,884)			479,995

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.0%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		150	186

COLORADO 0.1%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037		500	694

ILLINOIS 0.0%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029		500	613

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039		2,800	3,826
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040		150	186

			4,012

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041		1,800	2,716
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111		300	323

			3,039

Total Municipal Bonds & Notes (Cost $7,792)			8,544

U.S. GOVERNMENT AGENCIES 19.7%
Fannie Mae
0.000% due 08/25/2039 (b)		3,392	3,178
0.500% due 04/25/2037		80	80
0.520% due 07/25/2037		43	43
0.540% due 05/25/2037		54	54
0.690% due 10/25/2040		157	158
0.720% due 09/25/2041		897	905
2.310% due 08/01/2022		6,800	6,754
2.790% due 05/01/2022		4,638	4,745
2.900% due 06/01/2020		3,653	3,800
2.910% due 09/01/2022		2,383	2,458
3.500% due 05/01/2019 - 01/01/2030		128,065	135,271

4.000% due 01/01/2045 - 02/01/2045		140,000	149,331
5.000% due 08/01/2033		145	160
5.500% due 03/01/2028		35	39
5.681% due 03/25/2041 (a)		14,244	2,853
5.881% due 03/25/2037 (a)		1,390	162
5.931% due 04/25/2037 (a)		3,508	418
5.981% due 11/25/2039 (a)		689	93
6.211% due 03/25/2037 (a)		1,649	238
6.231% due 05/25/2037 (a)		3,709	484
6.531% due 03/25/2036 (a)		8,690	1,352
6.581% due 05/25/2036 (a)		2,316	257
6.621% due 04/25/2037 (a)		6,378	910
7.031% due 02/25/2037 (a)		701	105
7.481% due 07/25/2033 (a)		433	84
9.803% due 11/25/2040		4	5
11.994% due 01/25/2041		5,985	7,322
25.882% due 12/25/2036		658	994
Freddie Mac
0.461% due 05/15/2037		49	49
0.481% due 02/15/2037		550	551
0.611% due 06/15/2042		3,732	3,754
0.681% due 12/15/2041		825	831
0.711% due 01/15/2042		2,322	2,342
1.256% due 07/15/2042		1,672	1,655
5.000% due 04/15/2041		1,624	1,910
5.500% due 03/15/2034		678	753
6.309% due 07/15/2036 (a)		6,346	1,084
6.409% due 09/15/2036 (a)		1,181	159
6.539% due 04/15/2036 (a)		3,433	504
10.538% due 02/15/2040		169	185
12.718% due 02/15/2041		3	4
14.083% due 09/15/2041		602	831
NCUA Guaranteed Notes
0.527% due 11/06/2017		380	381

Total U.S. Government Agencies (Cost $338,734)			337,246

U.S. TREASURY OBLIGATIONS 10.8%
U.S. Treasury Bonds
3.000% due 11/15/2044		100	105
3.125% due 08/15/2044 (g)		1,400	1,508
4.500% due 08/15/2039 (l)		100	133
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2024 (j)(l)		11,799	11,390
2.375% due 01/15/2025 (i)(j)(l)		76,647	90,192
2.375% due 01/15/2027 (j)(l)		16,719	20,059
U.S. Treasury Notes
1.875% due 11/30/2021 (g)		35,700	35,496
2.000% due 05/31/2021 (i)(l)		26,900	27,023

Total U.S. Treasury Obligations (Cost $189,562)			185,906

MORTGAGE-BACKED SECURITIES 6.1%
Aggregator of Loans Backed by Assets
2.809% due 12/16/2042	GBP	1,664	2,634
3.002% due 05/25/2051		1,584	2,484
American Home Mortgage Investment Trust
2.332% due 02/25/2045		$522	522
Arkle Master Issuer PLC
1.578% due 05/17/2060	EUR	267	325
Banc of America Commercial Mortgage Trust
5.414% due 09/10/2047		$775	811
Banc of America Funding Trust
5.318% due 06/20/2037 ^		369	352
6.000% due 08/25/2036 ^		259	259
Banc of America Mortgage Trust
2.693% due 02/25/2034		153	152
2.705% due 01/25/2035		151	145
2.708% due 06/25/2034		183	183
2.730% due 05/25/2033		413	414
5.503% due 06/25/2035		63	62
Banc of America Re-REMIC Trust
5.588% due 06/24/2050		1,879	1,962
5.670% due 02/24/2051		287	303
Bear Stearns Adjustable Rate Mortgage Trust
2.360% due 02/25/2036		113	113
Bear Stearns ALT-A Trust
0.490% due 01/25/2047		572	414
Chase Mortgage Finance Trust
2.483% due 01/25/2036		141	134
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.400% due 05/25/2036		1,967	1,734
Citigroup Commercial Mortgage Trust
0.911% due 06/15/2033		10,600	10,625

5.743% due 06/14/2050		2,650	2,843
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035		607	608
2.500% due 10/25/2035		615	611
2.540% due 10/25/2035		468	465
CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036 ^		812	704
6.000% due 06/25/2037		1,048	874
Claris ABS
0.538% due 10/31/2060	EUR	4,687	5,618
Countrywide Alternative Loan Trust
0.340% due 11/25/2036		$11,259	10,394
0.375% due 09/20/2046		253	189
0.430% due 12/25/2035		101	90
0.465% due 11/20/2035		864	724
1.513% due 08/25/2035		423	389
1.593% due 01/25/2036		1,182	1,098
3.400% due 08/25/2018		410	413
6.000% due 08/25/2036 ^		679	609
Countrywide Home Loan Mortgage Pass-Through Trust
0.470% due 05/25/2035		629	544
0.500% due 02/25/2035		92	84
2.400% due 10/20/2034		223	200
5.750% due 05/25/2037 ^		81	79
Credit Suisse First Boston Mortgage Securities Corp.
2.465% due 09/25/2034		499	498
Credit Suisse Mortgage Capital Certificates
5.592% due 04/12/2049		31	31
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^		844	726
Deutsche ALT-A Securities, Inc.
0.670% due 02/25/2035		1,125	1,052
Extended Stay America Trust
2.958% due 12/05/2031		1,000	1,015
First Horizon Alternative Mortgage Securities Trust
2.322% due 12/25/2035		695	601
First Horizon Mortgage Pass-Through Trust
2.564% due 10/25/2035 ^		2,080	1,836
GS Mortgage Securities Trust
5.162% due 12/10/2043		1,585	1,803
GSR Mortgage Loan Trust
1.850% due 04/25/2032		95	88
2.599% due 12/25/2034		237	232
2.639% due 11/25/2035		289	284
2.687% due 09/25/2035		1,081	1,090
4.979% due 11/25/2035		737	721
5.226% due 07/25/2035		184	182
5.500% due 06/25/2035		159	159
5.500% due 01/25/2037		683	682
HomeBanc Mortgage Trust
0.500% due 10/25/2035		1,566	1,406
Impac Secured Assets Trust
2.918% due 07/25/2035		365	271
JPMorgan Chase Commercial Mortgage Securities Trust
5.814% due 06/12/2043		4,607	4,833
JPMorgan Mortgage Trust
2.485% due 07/25/2035		1,923	1,919
2.581% due 07/25/2035		59	59
5.070% due 06/25/2035		89	88
5.500% due 04/25/2036		7,227	7,414
MASTR Adjustable Rate Mortgages Trust
2.639% due 11/21/2034		275	280
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.021% due 08/15/2032		583	555
Merrill Lynch Alternative Note Asset Trust
0.280% due 03/25/2037		1,001	517
Merrill Lynch Mortgage Investors Trust
1.832% due 02/25/2033		510	493
5.250% due 08/25/2036		1,194	1,250
5.337% due 05/25/2036		1,254	1,227
Morgan Stanley Capital Trust
4.661% due 06/15/2044		250	278
5.439% due 02/12/2044		344	346
5.592% due 04/12/2049		937	944
Morgan Stanley Mortgage Loan Trust
2.180% due 06/25/2036		56	54
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		697	657
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047		215	224
5.420% due 01/16/2049		138	144
5.509% due 04/16/2047		1,300	1,338
5.695% due 09/16/2040		1,100	1,178
5.908% due 06/16/2049		1,336	1,438
5.941% due 02/16/2051		298	312

Sequoia Mortgage Trust
0.830% due 05/20/2034		403	387
Structured Asset Mortgage Investments Trust
0.380% due 04/25/2036		525	390
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.670% due 12/25/2033		34	33
1.839% due 05/25/2032		8	8
2.396% due 02/25/2034		1,374	1,344
Structured Asset Securities Corp. Trust
5.000% due 05/25/2035		365	372
5.500% due 05/25/2035		833	860
Suntrust Adjustable Rate Mortgage Loan Trust
2.620% due 01/25/2037 ^		1,393	1,334
Thornburg Mortgage Securities Trust
1.420% due 06/25/2047		2,556	2,298
5.750% due 06/25/2047		749	734
Vulcan European Loan Conduit Ltd.
0.358% due 05/15/2017	EUR	1,343	1,604
Wachovia Bank Commercial Mortgage Trust
5.716% due 06/15/2049		$2,500	2,688
WaMu Mortgage Pass-Through Certificates Trust
0.440% due 12/25/2045		2,052	1,911
0.923% due 12/25/2046		230	217
2.163% due 08/25/2046		478	434
2.362% due 08/25/2035		544	544
2.438% due 06/25/2033		784	787
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 02/25/2035		631	620
2.613% due 05/25/2036 ^		155	147

Total Mortgage-Backed Securities (Cost $101,027)			105,101

ASSET-BACKED SECURITIES 6.5%
ACE Securities Corp.
1.070% due 12/25/2034		2,287	2,093
Ally Auto Receivables Trust
0.480% due 02/15/2017		5,700	5,695
Bear Stearns Asset-Backed Securities Trust
0.340% due 03/25/2037		12,839	12,253
Cairn CLO BV
0.413% due 10/15/2022	EUR	837	1,011
Carrington Mortgage Loan Trust
0.410% due 06/25/2036		$3,000	2,006
Cars Alliance Auto Loans France
1.379% due 09/25/2021	EUR	13	15
CIT Education Loan Trust
0.361% due 03/15/2026		$1,640	1,626
Citigroup Mortgage Loan Trust, Inc.
0.470% due 10/25/2036		1,132	799
0.770% due 09/25/2035		2,000	1,309
COA Summit CLO Ltd.
1.581% due 04/20/2023		8,400	8,397
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		4	4
Countrywide Asset-Backed Certificates
0.360% due 06/25/2036		159	155
0.460% due 06/25/2036		760	628
Countrywide Asset-Backed Certificates Trust
0.330% due 03/25/2037		556	506
0.505% due 05/25/2036		963	932
0.800% due 08/25/2035		4,000	3,522
EFS Volunteer LLC
0.756% due 10/25/2021		181	181
EMC Mortgage Loan Trust
1.470% due 02/25/2041		52	51
Fraser Sullivan CLO Ltd.
0.501% due 03/15/2020		92	92
Gallatin CLO Ltd.
1.501% due 07/15/2023		2,100	2,097
Harbourmaster CLO BV
1.034% due 02/06/2024	EUR	3,500	4,188
HSI Asset Securitization Corp. Trust
0.280% due 12/25/2036		$21,580	10,485
Hyde Park CDO BV
0.429% due 06/14/2022	EUR	2,059	2,471
IXIS Real Estate Capital Trust
0.510% due 02/25/2036		$82	81
JPMorgan Mortgage Acquisition Corp.
0.360% due 05/25/2035		311	306
LCM LP
1.491% due 04/15/2022		13,500	13,467
Lockwood Grove CLO Ltd.
1.603% due 01/25/2024		10,100	10,100

Morgan Stanley ABS Capital, Inc. Trust
1.085% due 03/25/2035		1,000	848
Morgan Stanley Dean Witter Capital, Inc. Trust
1.150% due 02/25/2033		863	829
Nissan Auto Lease Trust
0.480% due 09/15/2016		5,200	5,197
North Carolina State Education Assistance Authority
0.684% due 10/26/2020		83	83
0.970% due 07/25/2039		3,267	3,267
Octagon Investment Partners Ltd.
1.502% due 05/05/2023		6,900	6,876
Panhandle-Plains Higher Education Authority, Inc.
1.385% due 10/01/2035		258	263
RAAC Trust
0.510% due 08/25/2036		1,300	1,156
Residential Asset Mortgage Products Trust
0.470% due 03/25/2036		3,200	2,588
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		747	747
SLM Student Loan Trust
0.352% due 06/17/2024	EUR	1,014	1,206
0.630% due 12/15/2027		900	1,063
Soundview Home Loan Trust
0.410% due 07/25/2036		$2,000	1,263
Specialty Underwriting & Residential Finance Trust
0.320% due 06/25/2037		355	209
Structured Asset Securities Corp. Mortgage Loan Trust
0.260% due 06/25/2037		522	504

Total Asset-Backed Securities (Cost $108,307)			110,569

SOVEREIGN ISSUES 16.1%
Autonomous Community of Andalusia
5.200% due 07/15/2019	EUR	300	425
Autonomous Community of Catalonia
4.750% due 06/04/2018		3,000	3,923
4.900% due 09/15/2021		600	811
4.950% due 02/11/2020		4,796	6,461
Autonomous Community of Valencia
4.900% due 03/17/2020		2,100	2,926
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	346,300	122,937
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		47,700	15,717
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$4,900	5,247
Export-Import Bank of Korea
2.047% due 03/21/2015		4,600	4,612
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (d)	EUR	6,391	8,018
Kommunalbanken A/S
0.635% due 03/27/2017		$15,000	15,112
Korea Land & Housing Corp.
1.875% due 08/02/2017		9,500	9,477
Mexico Government International Bond
4.750% due 06/14/2018	MXN	42,800	2,898
Province of Quebec
4.500% due 12/01/2020	CAD	400	392
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	760,000	5,189
4.500% due 07/03/2017		710,000	4,756
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	3,400	4,140
4.125% due 02/18/2019		$13,800	14,490
4.750% due 05/10/2018		5,000	5,363
5.250% due 02/18/2024		4,300	4,746
5.500% due 10/26/2022		34,100	37,936

Total Sovereign Issues (Cost $306,173)			275,576

		SHARES
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
GMAC Capital Trust
8.125% due 02/15/2040		115,000	3,034
SL Green Realty Corp.
6.500% due 08/10/2017 (e)		161,300	4,162

Total Preferred Securities (Cost $7,111)			7,196

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.2%
CERTIFICATES OF DEPOSIT 2.3%
Banco do Brasil S.A.
1.211% due 06/29/2015		$10,800	10,802
Intesa Sanpaolo SpA
1.610% due 04/11/2016		4,400	4,409
1.650% due 04/07/2015		13,800	13,826
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		6,550	6,550
1.190% due 06/26/2015		4,100	4,100

			39,687

COMMERCIAL PAPER 0.7%
Entergy Corp.
0.900% due 01/20/2015		10,500	10,495
Tesco Treasury Services PLC
1.024% due 08/18/2015		2,300	2,260

			12,755

REPURCHASE AGREEMENTS (f) 0.0%			414

GREECE TREASURY BILLS 0.1%
2.046% due 02/06/2015	EUR	1,400	1,691

MEXICO TREASURY BILLS 2.5%
3.586% due 02/05/2015 (c)	MXN	632,000	42,697

U.S. TREASURY BILLS 3.6%
0.040% due 04/02/2015 - 05/28/2015 (c)(g)(j)(l)		$61,847	61,842

Total Short-Term Instruments (Cost $165,430)			159,086

Total Investments in Securities (Cost $1,729,194)			1,675,332

		SHARES
INVESTMENTS IN AFFILIATES 25.1%
SHORT-TERM INSTRUMENTS 25.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.1%
PIMCO Short-Term Floating NAV Portfolio		1,302	13
PIMCO Short-Term Floating NAV Portfolio III		43,475,016	430,924

Total Short-Term Instruments (Cost $434,201)			430,937

Total Investments in Affiliates (Cost $434,201)			430,937

Total Investments 122.8% (Cost $2,163,395)			$2,106,269
Financial Derivative Instruments (h)(k) (3.1%) (Cost or Premiums, net $(2,012))			(53,655)
Other Assets and Liabilities, net (19.7%)			(337,595)

Net Assets 100.0%			$1,715,019

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$414	Fannie Mae 2.120% due 11/07/2022	$(423)	$414	$414

Total Repurchase Agreements						$(423)	$414	$414

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	0.420%	12/30/2014	01/06/2015	$(33,291)	$(33,292)

Total Reverse Repurchase Agreements					$(33,292)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.250%	12/26/2014	01/09/2015	$(2,173)	$(2,174)
	0.250%	12/30/2014	01/06/2015	(858)	(858)
GSC	(0.400%)	12/31/2014	01/02/2015	(654)	(654)

Total Sale-Buyback Transactions					$(3,686)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $27,555 at a weighted average interest rate of (0.077%).
(3)	Payable for sale-buyback transactions includes $1 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	2.500%	01/01/2045	$1,000	$(965)	$(977)
Fannie Mae	3.000%	01/01/2045	2,000	(2,001)	(2,022)
Fannie Mae	4.000%	01/01/2045	227,000	(239,620)	(242,206)
Fannie Mae	4.000%	02/01/2045	288,500	(306,514)	(307,037)
Fannie Mae	4.000%	03/12/2045	17,000	(18,041)	(18,042)
Fannie Mae	4.500%	01/01/2045	338,000	(366,133)	(366,868)

Total Short Sales				$(933,274)	$(937,152)

(g)	Securities with an aggregate market value of $41,034 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$100.000	01/23/2015	1,423	$12	$23
Put - CBOT U.S. Treasury 10-Year Note February Futures	102.000	01/23/2015	505	4	8
Put - CBOT U.S. Treasury 10-Year Note February Futures	103.000	01/23/2015	580	5	9
Put - CBOT U.S. Treasury 10-Year Note February Futures	107.000	01/23/2015	230	2	4
Put - CBOT U.S. Treasury 10-Year Note February Futures	110.000	01/23/2015	89	1	2
Put - CBOT U.S. Treasury 10-Year Note February Futures	112.000	01/23/2015	267	2	4
Put - CBOT U.S. Treasury 10-Year Note February Futures	114.000	01/23/2015	24	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	98.000	02/20/2015	1,650	14	26

Total Purchased Options				$40	$76

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,950.000	01/17/2015	100	$(119)	$(65)

Total Written Options				$(119)	$(65)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor September Futures	Long	09/2015	363	$153	$6	$0
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2015	137	(100)	0	(17)
90-Day Eurodollar December Futures	Long	12/2015	1,618	(403)	20	0
90-Day Eurodollar December Futures	Short	12/2016	1,618	334	0	(61)
90-Day Eurodollar June Futures	Short	06/2015	147	13	0	(2)
Euro-Bund 10-Year Bond March Futures	Short	03/2015	16	(42)	0	(1)
U.S. Treasury 5-Year Note March Futures	Short	03/2015	38	(4)	0	(6)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	3,434	1,275	751	0

Total Futures Contracts				$1,226	$777	$(87)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$45,000	$2,859	$(131)	$44	$0
CDX.IG-22 5-Year Index	1.000%	06/20/2019	66,300	1,214	(115)	11	0
CDX.IG-23 5-Year Index	1.000%	12/20/2019	680,300	11,085	53	56	0

				$15,158	$(193)	$111	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	06/17/2018		$11,500	$(46)	$(15)	$0	$(2)
Receive	3-Month USD-LIBOR	2.250%	12/17/2019		44,000	(1,057)	(838)	0	(35)
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		91,300	(2,981)	(2,570)	0	(94)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		864,100	(26,976)	(9,206)	0	(907)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		35,000	475	(126)	0	(35)
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		40,900	(2,703)	(1,640)	0	(45)
Receive	3-Month USD-LIBOR	2.660%	10/22/2024		70,700	(2,770)	(2,596)	0	(77)
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		65,400	11,304	10,042	103	0
Pay	6-Month AUD-BBR-BBSW	3.250%	09/21/2017	AUD	3,572,000	26,698	26,154	6,195	0
Receive	6-Month AUD-BBR-BBSW	3.895%	10/21/2024		32,800	(1,812)	(1,727)	0	(236)
Receive	6-Month AUD-BBR-BBSW	4.250%	12/17/2024		243,400	(19,241)	(13,229)	0	(1,820)
Pay	6-Month EUR-EURIBOR	1.250%	03/18/2025	EUR	98,800	4,746	2,234	131	0
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		67,600	(10,899)	(12,139)	0	(266)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022	GBP	25,200	(805)	(560)	0	(120)
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	369,900	(102)	(171)	94	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		135,100	(58)	18	37	0
Pay	28-Day MXN-TIIE	5.660%	11/05/2021		111,600	(38)	(38)	32	0

						$(26,265)	$(6,407)	$6,592	$(3,637)

Total Swap Agreements						$(11,107)	$(6,600)	$6,703	$(3,637)

(i)	Securities with an aggregate market value of $3,940 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(j)	Securities with an aggregate market value of $53,543 and cash of $1,984 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2015	AUD	66,051		$56,498	$2,574	$0
BOA	01/2015		22,179		19,112	1,005	0
	01/2015	BRL	165,949		62,476	47	0
	01/2015	NZD	16,935		13,226	57	(41)
	01/2015		$64,309	BRL	165,949	0	(1,880)
	01/2015		18,651	EUR	15,035	0	(458)
	01/2015		28,199	GBP	18,046	0	(73)
	01/2015		29,068	JPY	3,486,040	35	0
	02/2015	GBP	18,046		$28,192	72	0
	02/2015	JPY	3,486,040		29,075	0	(36)
	02/2015	NOK	65,370		9,362	600	0
	02/2015		$9,988	NOK	67,925	0	(884)
BPS	01/2015	BRL	811		$312	7	0
	01/2015		$305	BRL	811	0	0
	01/2015		10,073	EUR	8,147	0	(214)
	01/2015		321	ILS	1,244	0	(2)
	02/2015	DKK	800		$132	2	0
	02/2015	MXN	443,311		32,712	2,721	0
	07/2015	BRL	220,137		88,146	9,392	0
	07/2015		$296	BRL	811	0	(5)
BRC	01/2015		418	SGD	538	0	(12)
	02/2015	MXN	4,098		$300	23	0
	02/2015		$1,071	INR	67,828	0	(8)
	02/2015		554	MXN	7,540	0	(44)
CBK	01/2015	JPY	43,000		$363	4	0
	01/2015		$79,208	AUD	96,871	0	(123)
	01/2015		36,270	EUR	29,302	0	(813)
	02/2015	AUD	96,871		$79,040	122	0
	02/2015	CHF	771		787	11	0
	02/2015		$1,402	CHF	1,357	0	(36)
	02/2015		5,867	INR	368,875	0	(87)
	02/2015		7,797	KRW	8,500,289	0	(45)
	02/2015		21,912	MXN	296,194	0	(1,874)
	03/2015	CAD	49,877		$43,278	404	0
DUB	01/2015	EUR	5,325		6,534	90	0
	01/2015		$1,071	AUD	1,253	0	(48)
FBF	01/2015	BRL	61,671		$26,278	3,078	0
	01/2015	GBP	3,263		5,122	36	0
	01/2015	JPY	5,328,940		45,032	543	0
	01/2015		$23,218	BRL	61,671	0	(17)
	02/2015		1,651	MXN	22,496	0	(129)
	07/2015	BRL	23,700		$9,745	1,266	0
GLM	01/2015	AUD	45,305		37,668	681	0
	01/2015	BRL	156,608		60,211	1,296	0
	01/2015	EUR	26,384		32,667	741	0
	01/2015	ILS	175		44	0	(1)
	01/2015	SGD	163		123	0	0
	01/2015		$17,534	AUD	20,200	0	(1,042)
	01/2015		58,959	BRL	156,608	0	(44)
	01/2015		250,733	EUR	205,789	0	(1,718)
	01/2015		15,525	NZD	19,839	0	(49)
	02/2015	EUR	205,789		$250,807	1,715	0
	02/2015	MXN	895,254		67,670	7,105	0
	02/2015		$4,853	INR	307,340	0	(37)
	07/2015		57,104	BRL	156,608	0	(1,077)
HUS	01/2015	GBP	8,710		$13,656	81	0
	01/2015		$12,712	AUD	15,211	0	(294)
	01/2015		19,076	JPY	2,257,200	0	(231)
	01/2015		142	RUB	7,794	0	(14)
	01/2015		212	TRY	482	0	(7)
	01/2015	ZAR	15,439		$1,366	37	0
	02/2015		$10,997	INR	686,103	0	(247)
JPM	01/2015	BRL	104,981		$39,523	30	0
	01/2015	EUR	12,167		15,087	365	0
	01/2015	GBP	6,073		9,503	37	0
	01/2015	JPY	371,300		3,071	0	(29)
	01/2015		$40,793	BRL	104,981	0	(1,300)
	01/2015		1,382	EUR	1,124	0	(22)
	01/2015		3,927	NZD	5,034	0	0
	01/2015		8,782	ZAR	97,507	0	(387)
	01/2015	ZAR	99,578		$9,014	440	0
	02/2015	INR	339,786		5,426	102	0
	02/2015	KRW	6,562,758		6,271	286	0
	02/2015	MXN	110,417		7,543	73	0
	02/2015	SEK	1,960		258	7	0
	02/2015		$3,084	MXN	44,427	0	(78)
	07/2015	BRL	104,981		$38,624	1,067	0
MSB	01/2015	EUR	215,521		267,838	7,046	0
	02/2015	MXN	58,313		3,989	44	0
	02/2015		$11,951	MXN	162,697	0	(945)
NGF	02/2015	HKD	1,915		$247	0	0
RBC	02/2015		$23,753	MXN	332,586	0	(1,253)
SOG	01/2015	NZD	7,938		$6,165	0	(27)
	02/2015		$6,148	NZD	7,938	27	0
UAG	01/2015	BRL	51,841		$22,322	2,820	0
	01/2015		$19,517	BRL	51,841	0	(15)
	02/2015	BRL	42,029		$15,941	253	0
	02/2015		$13,891	INR	874,577	0	(187)
	07/2015	BRL	102,463		$41,567	4,911	0

Total Forward Foreign Currency Contracts						$51,253	$(15,833)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC CDX.IG-23 5-Year Index	Sell	0.700%	03/18/2015	$16,400	$38	$56
FBF	Put - OTC CDX.IG-23 5-Year Index	Buy	1.500%	02/18/2015	30,000	3	1

						$41	$57

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
HUS	Call - OTC USD versus CNH	CNH	6.310	12/03/2015	$25,879	$325	$451
	Call - OTC USD versus CNY	CNY	6.250	12/02/2015	25,391	278	462

						$603	$913

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	$152,400	$346	$261
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	78,300	161	142
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	11,300	935	108
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.460%	11/27/2017	7,900	606	453
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.525%	11/27/2017	9,200	797	491
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	11/27/2017	12,400	905	644
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	307,200	887	525
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.113%	12/16/2015	191,700	507	321
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/09/2015	30,000	1,665	3,080
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/24/2015	30,200	1,631	3,116
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	10/27/2017	39,000	2,780	1,972
RYL	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	21,400	1,706	205

							$12,926	$11,318

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 4.000% due 01/01/2045	$111.938	01/07/2015	$320,000	$12	$0
	Call - OTC Fannie Mae 4.000% due 01/01/2045	112.500	01/07/2015	50,000	2	0
	Call - OTC Fannie Mae 4.500% due 02/01/2045	114.500	02/05/2015	150,000	6	0

					$20	$0

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
BOA	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/06/2015	$4,100	$334	$362
	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/19/2015	1,900	155	168

					$489	$530

Total Purchased Options					$14,079	$12,818

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell		0.950%	03/18/2015		$16,400	$(39)	$(14)
	Put - OTC CDX.IG-23 5-Year Index	Sell		1.000%	03/18/2015		16,100	(35)	(12)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy		0.600%	01/21/2015	EUR	3,400	(7)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell		0.900%	01/21/2015		3,400	(6)	(1)
BRC	Put - OTC CDX.IG-23 5-Year Index	Sell		0.800%	01/21/2015		$22,500	(25)	(6)
CBK	Call - OTC CDX.IG-23 5-Year Index	Buy		0.600%	01/21/2015		19,500	(10)	(3)
	Put - OTC CDX.IG-23 5-Year Index	Sell		0.800%	01/21/2015		19,500	(26)	(5)
	Put - OTC CDX.IG-23 5-Year Index	Sell		0.800%	02/18/2015		25,400	(38)	(27)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy		0.600%	01/21/2015	EUR	4,100	(8)	(5)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell		0.900%	01/21/2015		4,100	(8)	(1)
FBF	Put - OTC CDX.IG-23 5-Year Index	Sell		0.850%	01/21/2015		$20,400	(20)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell		0.850%	01/21/2015	EUR	4,200	(2)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell		0.900%	01/21/2015		8,400	(3)	(1)
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy		0.500%	03/18/2015		10,700	(8)	(8)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell		0.850%	03/18/2015		10,700	(20)	(19)
JPM	Call - OTC CDX.IG-23 5-Year Index	Buy		0.600%	02/18/2015		$15,000	(8)	(10)
	Put - OTC CDX.IG-23 5-Year Index	Sell		0.900%	02/18/2015		15,000	(25)	(8)
	Put - OTC CDX.IG-23 5-Year Index	Sell		0.850%	03/18/2015		25,400	(46)	(36)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy		0.550%	02/18/2015	EUR	3,900	(3)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell		0.850%	02/18/2015		3,900	(8)	(4)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy		0.500%	03/18/2015		12,900	(12)	(9)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell		0.850%	03/18/2015		12,900	(22)	(23)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy		0.600%	01/21/2015		800	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell		0.900%	01/21/2015		800	(1)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy		0.550%	02/18/2015		400	0	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell		0.850%	02/18/2015		400	(1)	0

								$(382)	$(205)

Foreign Currency Options

Counterparty	Description		Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC GBP versus JPY		JPY	181.200	02/13/2015	GBP	5,330	$(59)	$(43)
	Call - OTC GBP versus JPY			193.500	02/13/2015		5,330	(56)	(27)
	Put - OTC USD versus BRL		BRL	2.595	02/12/2015		$300	(3)	(2)
	Call - OTC USD versus BRL			2.815	02/12/2015		300	(3)	(2)
	Call - OTC USD versus MXN		MXN	13.900	03/05/2015		22,224	(220)	(1,389)
CBK	Put - OTC EUR versus AUD		AUD	1.425	01/22/2015	EUR	16,252	(117)	(8)
	Call - OTC EUR versus AUD			1.465	01/22/2015		16,252	(173)	(345)
	Put - OTC USD versus BRL		BRL	2.595	02/12/2015		$1,600	(14)	(11)
	Call - OTC USD versus BRL			2.815	02/12/2015		1,600	(13)	(10)
	Put - OTC USD versus MXN		MXN	13.350	02/04/2015		4,800	(22)	0
DUB	Put - OTC AUD versus JPY		JPY	93.870	02/13/2015	AUD	10,450	(56)	(36)
	Call - OTC AUD versus JPY			100.500	02/13/2015		10,450	(61)	(33)
FBF	Put - OTC AUD versus NZD		NZD	1.095	02/04/2015		7,900	(41)	(294)
	Put - OTC EUR versus CAD		CAD	1.400	02/05/2015	EUR	7,300	(56)	(78)
	Call - OTC EUR versus CAD			1.460	02/05/2015		7,300	(62)	(14)
GLM	Put - OTC AUD versus NZD		NZD	1.105	02/04/2015	AUD	2,900	(14)	(130)
	Put - OTC USD versus MXN		MXN	14.200	02/12/2015		$9,310	(63)	(11)
	Call - OTC USD versus MXN			15.100	02/12/2015		9,310	(53)	(66)
HUS	Call - OTC USD versus CNH		CNH	6.492	12/03/2015		25,879	(160)	(242)
	Call - OTC USD versus CNY		CNY	6.500	12/02/2015		25,391	(100)	(194)
JPM	Put - OTC EUR versus JPY		JPY	142.000	02/09/2015	EUR	6,740	(60)	(53)
	Call - OTC EUR versus JPY			151.300	02/09/2015		6,740	(54)	(16)
	Put - OTC GBP versus AUD		AUD	1.830	02/05/2015	GBP	5,800	(79)	(8)
	Call - OTC GBP versus AUD			1.885	02/05/2015		5,800	(79)	(185)
	Put - OTC USD versus BRL		BRL	2.595	02/12/2015		$6,700	(60)	(45)
	Call - OTC USD versus BRL			2.815	02/12/2015		6,700	(57)	(43)

								$(1,735)	$(3,285)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		$7,800	$(34)	$(66)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		7,800	(37)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		16,100	(175)	(205)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		31,400	(382)	(549)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		41,900	(790)	(282)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		33,200	(606)	(494)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		38,600	(796)	(544)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		52,100	(906)	(719)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.650%	01/22/2015	GBP	8,700	(60)	(138)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.000%	01/22/2015		8,700	(47)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		$63,400	(896)	(1,108)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		164,000	(2,811)	(2,190)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/12/2020)	3-Month USD-LIBOR	Receive	3.410%	11/09/2015		108,900	(1,671)	(2,873)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/27/2020)	3-Month USD-LIBOR	Receive	3.410%	11/24/2015		109,600	(1,645)	(2,913)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		19,400	(88)	(164)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		19,400	(98)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		41,700	(507)	(387)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	01/07/2015		21,400	(207)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	02/06/2015		21,500	(283)	(5)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		90,000	(1,710)	(606)

								$(13,749)	$(13,245)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC BNP Paribas Equity Index	$0.000	02/05/2015	$20,000	$(14)	$(14)

Total Written Options					$(15,880)	$(16,749)

Swap Agreements:

Correlation Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Correlation	Correlation Asset	Correlation Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	USD-BRL versus EUR-BRL	81.50%	04/24/2015	$300	$0	$(7)	$0	$(7)
	Receive	USD-BRL versus EUR-BRL	80.00%	04/27/2015	500	0	(11)	0	(11)
GLM	Receive	USD-BRL versus EUR-BRL	81.00%	04/24/2015	300	0	(7)	0	(7)
						$0	$(25)	$0	$(25)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.681%		$16,700	$(711)	$261	$0	$(450)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		5,000	46	(44)	2	0
	Sprint Communications, Inc.	5.000%	12/20/2019	4.563%		1,700	89	(54)	35	0
BPS	China Government International Bond	1.000%	12/20/2019	0.821%		10,300	75	16	91	0
	Dell, Inc.	1.000%	09/20/2019	1.429%		2,200	(99)	58	0	(41)
BRC	SoftBank Corp.	1.000%	12/20/2017	1.242%	JPY	30,000	(31)	29	0	(2)
CBK	Dell, Inc.	1.000%	12/20/2019	1.525%		$1,800	(89)	46	0	(43)
	Sprint Communications, Inc.	5.000%	09/20/2019	4.394%		6,000	586	(427)	159	0
FBF	Dell, Inc.	1.000%	09/20/2019	1.429%		10,000	(501)	312	0	(189)
GST	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	7.210%		4,000	(252)	21	0	(231)
	Greece Government International Bond	1.000%	09/20/2015	13.930%	EUR	3,000	(129)	(185)	0	(314)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		$20,500	193	(182)	11	0
	SoftBank Corp.	1.000%	12/20/2017	1.242%	JPY	140,000	(152)	144	0	(8)
	Sprint Communications, Inc.	5.000%	12/20/2019	4.563%		$800	43	(27)	16	0
HUS	Mexico Government International Bond	1.000%	12/20/2019	0.996%		24,000	208	(196)	12	0
JPM	China Government International Bond	1.000%	12/20/2019	0.821%		50,000	376	66	442	0
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		1,800	13	(12)	1	0
	SoftBank Corp.	1.000%	12/20/2017	1.242%	JPY	154,300	(177)	168	0	(9)
MYC	Barclays Bank PLC	1.000%	06/20/2015	0.118%	EUR	2,600	29	(15)	14	0
	Brazil Government International Bond	1.000%	03/20/2019	1.681%		$5,800	(207)	51	0	(156)
	Dell, Inc.	1.000%	09/20/2019	1.429%		10,000	(516)	327	0	(189)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		2,600	12	(11)	1	0

							$(1,194)	$346	$784	$(1,632)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$4,344	$(869)	$6	$0	$(863)
	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	1,100	147	7	154	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	1,100	147	7	154	0
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	4,971	(17)	8	0	(9)
GST	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	12,700	1,758	23	1,781	0
	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	9,506	(34)	16	0	(18)

					$1,132	$67	$2,089	$(890)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	750	$(1)	$68	$67	$0
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044		380	3	32	35	0
	Pay	1-Year BRL-CDI	11.600%	01/02/2015	BRL	305,000	0	3	3	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		74,600	(161)	(350)	0	(511)
	Pay	1-Year BRL-CDI	11.000%	01/04/2021		72,900	266	(1,140)	0	(874)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		37,800	(102)	(19)	0	(121)
DUB	Pay	1-Year BRL-CDI	11.680%	01/04/2021		43,200	37	(175)	0	(138)
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	200	3	(2)	1	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		520	0	48	48	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		186	0	4	4	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		300	2	20	22	0
GLM	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	370	1	33	34	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		1,044	(2)	23	21	0
	Pay	1-Month GBP-UKRPI	3.510%	12/15/2044		600	0	37	37	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	149,900	(411)	(67)	0	(478)
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	300	2	21	23	0
MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		400	1	36	37	0
UAG	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	41,200	(92)	(40)	0	(132)
	Pay	28-Day MXN-TIIE	5.630%	10/11/2021	MXN	42,700	16	(36)	0	(20)

							$(438)	$(1,504)	$332	$(2,274)

Total Return Swaps on Convertible Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid	Unrealized Appreciation	Asset	Liability
DUB	Receive	OGX Petroleo e Gas Participaceos S.A.	491	Not Applicable, Fully Funded	02/11/2015	$205	$205	$137	$342	$0
	Receive	OGX Petroleo e Gas Participaceos S.A.	389	Not Applicable, Fully Funded	04/11/2015	163	163	8	171	0

							$368	$145	$513	$0

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	ERADXULT Index	21,770	1-Month USD-LIBOR plus a specified spread	03/31/2015	$35,256		$(3,270)	$0	$(3,270)
	Receive	ERADXULT Index	116,945	1-Month USD-LIBOR plus a specified spread	05/29/2015	190,718		(18,910)	0	(18,910)
FBF	Receive	ERADXULT Index	198,123	1-Month USD-LIBOR plus a specified spread	01/15/2015	298,901		(7,782)	0	(7,782)
	Receive	ERADXULT Index	609,960	1-Month USD-LIBOR plus a specified spread	06/15/2015	942,756		(46,239)	0	(46,239)
	Receive	ERADXULT Index	202,797	1-Month USD-LIBOR plus a specified spread	10/15/2015	309,622		(11,607)	0	(11,607)

								$(87,808)	$0	$(87,808)

Total Swap Agreements							$(132)	$(88,779)	$3,718	$(92,629)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $96,517 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,115	$3,998	$6,113
Corporate Bonds & Notes
Banking & Finance	0	320,295	4,920	325,215
Industrials	0	123,951	1,795	125,746
Utilities	0	29,034	0	29,034
Municipal Bonds & Notes
California	0	186	0	186
Colorado	0	694	0	694
Illinois	0	613	0	613
New York	0	4,012	0	4,012
Ohio	0	3,039	0	3,039
U.S. Government Agencies	0	337,246	0	337,246
U.S. Treasury Obligations	0	185,906	0	185,906
Mortgage-Backed Securities	0	102,836	2,265	105,101
Asset-Backed Securities	0	110,569	0	110,569
Sovereign Issues	0	275,576	0	275,576
Preferred Securities
Banking & Finance	3,034	4,162	0	7,196
Short-Term Instruments
Certificates of Deposit	0	39,687	0	39,687
Commercial Paper	0	12,755	0	12,755
Repurchase Agreements	0	414	0	414
Greece Treasury Bills	0	1,691	0	1,691
Mexico Treasury Bills	0	42,697	0	42,697
U.S. Treasury Bills	0	61,842	0	61,842
	$3,034	$1,659,320	$12,978	$1,675,332

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$430,937	$0	$0	$430,937

Total Investments	$433,971	$1,659,320	$12,978	$2,106,269

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(937,152)	$0	$(937,152)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	777	6,779	0	7,556
Over the counter	0	67,276	513	67,789
	$777	$74,055	$513	$75,345

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(87)	(3,702)	0	(3,789)
Over the counter	0	(125,197)	(14)	(125,211)
	$(87)	$(128,899)	$(14)	$(129,000)

Totals	$434,661	$667,324	$13,477	$1,115,462

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.5%
BANK LOAN OBLIGATIONS 0.1%
Grifols Worldwide Operations USA, Inc.
3.169% due 02/27/2021		$794	$784

Total Bank Loan Obligations (Cost $789)			784

CORPORATE BONDS & NOTES 26.5%
BANKING & FINANCE 16.5%
Ally Financial, Inc.
2.750% due 01/30/2017		4,600	4,597
3.500% due 07/18/2016		1,000	1,014
5.500% due 02/15/2017		2,810	2,958
8.000% due 03/15/2020		482	570
8.300% due 02/12/2015		1,100	1,107
AyT Cedulas Cajas Fondo de Titulizacion de Activos
3.750% due 03/31/2015	EUR	1,400	1,708
Banca Carige SpA
3.875% due 10/24/2018		1,500	1,998
Banca Monte dei Paschi di Siena SpA
3.125% due 06/30/2015		1,300	1,593
4.875% due 09/15/2016		2,000	2,587
5.000% due 02/09/2019		1,700	2,314
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (d)		$4,600	4,933
Banco Bradesco S.A.
4.500% due 01/12/2017		1,100	1,141
Banco Popolare SC
3.500% due 03/14/2019	EUR	5,000	6,311
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)		1,800	2,485
Bank of America Corp.
2.000% due 01/11/2018		$2,519	2,519
5.650% due 05/01/2018		400	445
5.750% due 12/01/2017		5,700	6,303
6.400% due 08/28/2017		769	857
7.625% due 06/01/2019		400	484
Bankia S.A.
4.250% due 07/05/2016	EUR	1,400	1,797
4.500% due 04/26/2022		2,700	4,069
Barclays Bank PLC
10.179% due 06/12/2021		$1,040	1,400
14.000% due 06/15/2019 (d)	GBP	1,100	2,259
BNP Paribas S.A.
0.542% due 11/07/2015		$1,300	1,298
BPE Financiaciones S.A.
4.000% due 07/17/2015	EUR	3,800	4,684
Caixa Economica Federal
4.250% due 05/13/2019		$1,300	1,271
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		3,600	3,638
CIT Group, Inc.
4.750% due 02/15/2015		1,000	1,002
5.000% due 05/15/2017		1,700	1,768
5.500% due 02/15/2019		3,700	3,915
Citigroup, Inc.
1.045% due 04/01/2016		7,200	7,227
Eksportfinans ASA
5.500% due 06/26/2017		400	428
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	1,100	1,701
Ford Motor Credit Co. LLC
1.008% due 01/17/2017		$3,100	3,101
General Motors Financial Co., Inc.
2.625% due 07/10/2017		1,300	1,307
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	1,400	1,837
Goldman Sachs Group, Inc.
0.697% due 03/22/2016		$400	399
International Lease Finance Corp.
4.875% due 04/01/2015		1,400	1,413
5.750% due 05/15/2016		400	416
7.125% due 09/01/2018		1,750	1,964

iStar Financial, Inc.
4.000% due 11/01/2017		600	586
JPMorgan Chase & Co.
0.854% due 02/26/2016		7,500	7,517
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		200	30
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		1,200	1,716
Loews Corp.
5.250% due 03/15/2016		2,800	2,944
Morgan Stanley
1.514% due 04/25/2018		1,400	1,423
6.250% due 08/28/2017		300	333
Navient Corp.
4.875% due 06/17/2019		3,500	3,519
5.000% due 04/15/2015		100	101
Novo Banco S.A.
3.375% due 02/17/2016	EUR	1,300	1,578
5.000% due 05/23/2019		500	597
Prudential Covered Trust
2.997% due 09/30/2015		$683	692
Rabobank Group
4.000% due 09/10/2015	GBP	1,300	2,069
Rio Oil Finance Trust
6.250% due 07/06/2024		$1,900	1,819
Shinsei Bank Ltd.
7.375% due 09/14/2020	EUR	1,000	1,260
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		$300	311
Swedbank Hypotek AB
1.375% due 03/28/2018		3,300	3,270
UBS AG
5.125% due 05/15/2024		700	705
7.250% due 02/22/2022		200	215
7.625% due 08/17/2022		4,200	4,952

			128,455

INDUSTRIALS 6.6%
California Resources Corp.
5.500% due 09/15/2021		7,200	6,192
CNPC General Capital Ltd.
1.133% due 05/14/2017		900	902
2.750% due 05/14/2019		200	199
DISH DBS Corp.
7.750% due 05/31/2015		100	103
Ecopetrol S.A.
5.875% due 09/18/2023		2,000	2,122
Fresnillo PLC
5.500% due 11/13/2023		300	296
HCA, Inc.
6.375% due 01/15/2015		600	602
6.500% due 02/15/2016		1,100	1,151
7.190% due 11/15/2015		500	523
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,900	1,888
KP Germany Erste GmbH
11.625% due 07/15/2017		1,000	1,302
MGM Resorts International
7.500% due 06/01/2016		$3,900	4,124
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		8,300	8,186
Schaeffler Finance BV
4.250% due 05/15/2021		6,000	5,880
7.750% due 02/15/2017	EUR	800	1,086
Total Capital Canada Ltd.
0.611% due 01/15/2016		$3,400	3,407
United Rentals North America, Inc.
5.750% due 07/15/2018		5,000	5,237
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	5,800	7,325
Williams Partners LP
4.500% due 11/15/2023		$1,100	1,112

			51,637

UTILITIES 3.4%
AES Corp.
3.234% due 06/01/2019		1,600	1,564
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	200	257
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		$1,600	1,593

Embarq Corp.
7.995% due 06/01/2036		200	224
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		340	320
Petrobras Global Finance BV
2.603% due 03/17/2017		2,200	2,036
3.123% due 03/17/2020		1,100	996
3.250% due 03/17/2017		1,100	1,040
Sinopec Group Overseas Development Ltd.
1.009% due 04/10/2017		2,300	2,304
1.750% due 04/10/2017		3,900	3,886
Sprint Communications, Inc.
6.000% due 12/01/2016		300	314
8.375% due 08/15/2017		700	758
9.125% due 03/01/2017		5,200	5,733
Telecom Italia SpA
7.000% due 01/20/2017	EUR	300	403
Telefonica Europe BV
6.500% due 09/18/2018 (d)		300	398
Verizon Communications, Inc.
1.991% due 09/14/2018		$1,500	1,562
3.650% due 09/14/2018		1,900	2,009
5.150% due 09/15/2023		700	774

			26,171

Total Corporate Bonds & Notes (Cost $212,076)			206,263

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.9%
California State General Obligation Notes, Series 2013
0.850% due 02/01/2015		5,300	5,303
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		1,300	1,756

			7,059

TEXAS 0.0%
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		5	5

Total Municipal Bonds & Notes (Cost $6,606)			7,064

U.S. GOVERNMENT AGENCIES 35.6%
Fannie Mae
0.290% due 03/25/2034		10	10
0.300% due 03/25/2036		361	346
0.520% due 09/25/2042		234	233
1.625% due 11/25/2023		51	53
1.670% due 04/25/2024		47	49
1.871% due 08/01/2035		269	283
2.187% due 07/01/2035		248	265
2.193% due 09/01/2035		309	323
2.197% due 10/01/2035		124	133
2.210% due 08/01/2036		277	297
2.228% due 02/01/2034		117	126
2.261% due 07/01/2032		20	20
2.278% due 10/01/2035		153	164
2.300% due 02/01/2035 - 10/01/2035		301	321
2.340% due 09/01/2031		1	1
2.455% due 03/01/2036		838	899
2.485% due 11/01/2034		234	250
3.000% due 04/01/2043		22	23
3.500% due 01/01/2030		43,000	45,420
4.000% due 10/01/2030 - 02/01/2045		197,819	211,924
5.500% due 02/01/2024 - 09/01/2027		70	77
Freddie Mac
0.361% due 10/15/2020		107	107
0.561% due 11/15/2043		11,225	11,268
1.315% due 10/25/2044		83	83
1.515% due 07/25/2044		387	390
1.845% due 09/01/2035		80	84
5.500% due 08/15/2030		1	1
Ginnie Mae
0.561% due 03/16/2032		14	14
0.676% due 08/20/2062		2,550	2,550
1.625% due 11/20/2024		40	41

Overseas Private Investment Corp.
4.140% due 05/15/2030		1,248	1,372

Total U.S. Government Agencies (Cost $273,457)			277,127

U.S. TREASURY OBLIGATIONS 11.3%
U.S. Treasury Bonds
3.000% due 11/15/2044		1,800	1,892
3.125% due 08/15/2044 (f)		23,600	25,413
4.500% due 08/15/2039 (j)		3,200	4,269
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2024 (j)		5,100	4,923
2.375% due 01/15/2025		14,360	16,897
2.375% due 01/15/2027 (h)(j)		17,307	20,765
U.S. Treasury Notes
1.875% due 11/30/2021 (f)		13,600	13,522

Total U.S. Treasury Obligations (Cost $87,117)			87,681

MORTGAGE-BACKED SECURITIES 4.3%
American Home Mortgage Assets Trust
0.360% due 05/25/2046 ^		1,156	839
0.380% due 10/25/2046		410	279
American Home Mortgage Investment Trust
1.832% due 09/25/2045		348	338
Banc of America Funding Trust
2.799% due 01/20/2047 ^		61	49
Bear Stearns Adjustable Rate Mortgage Trust
2.290% due 08/25/2035		148	149
Bear Stearns ALT-A Trust
2.484% due 08/25/2036 ^		640	386
2.554% due 05/25/2035		239	230
Berica Residential MBS SRL
0.383% due 03/31/2048	EUR	1,385	1,645
Citigroup Commercial Mortgage Trust
2.210% due 09/10/2045 (a)		$8,726	877
Citigroup Mortgage Loan Trust, Inc.
2.540% due 10/25/2035		481	477
5.388% due 09/25/2037 ^		677	605
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		379	413
Countrywide Alternative Loan Trust
0.340% due 11/25/2036		3,833	3,538
0.375% due 03/20/2046		940	746
0.375% due 07/20/2046 ^		967	676
0.720% due 05/25/2035		3,970	3,542
2.631% due 06/25/2037		1,840	1,545
Countrywide Home Loan Mortgage Pass-Through Trust
0.460% due 04/25/2035		178	159
0.490% due 03/25/2035		121	116
Credit Suisse Commercial Mortgage Trust
5.669% due 03/15/2039		4,087	4,259
Credit Suisse First Boston Mortgage Securities Corp.
2.179% due 06/25/2033		107	106
Downey Savings & Loan Association Mortgage Loan Trust
0.424% due 08/19/2045		627	566
2.491% due 07/19/2044		48	48
First Horizon Alternative Mortgage Securities Trust
2.225% due 03/25/2035		147	119
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035		53	49
First Republic Mortgage Loan Trust
0.511% due 11/15/2031		54	51
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		3,205	3,445
Greenpoint Mortgage Funding Trust
0.350% due 01/25/2037		1,036	796
GSR Mortgage Loan Trust
2.669% due 09/25/2035		147	148
HomeBanc Mortgage Trust
2.256% due 04/25/2037 ^		836	515
IndyMac Mortgage Loan Trust
0.470% due 06/25/2037 ^		308	172
2.525% due 12/25/2034		33	31
JPMorgan Mortgage Trust
2.636% due 02/25/2035		91	90
Merrill Lynch Mortgage Investors Trust
0.380% due 02/25/2036		153	142
0.420% due 11/25/2035		22	21
1.156% due 10/25/2035		48	46
Morgan Stanley Capital Trust
5.908% due 06/11/2049		97	105
Residential Accredit Loans, Inc. Trust
0.470% due 01/25/2035		199	191

0.570% due 03/25/2033		19	19
Residential Asset Securitization Trust
0.520% due 10/25/2018		173	169
0.570% due 05/25/2033		16	16
Structured Adjustable Rate Mortgage Loan Trust
1.515% due 01/25/2035		173	139
Structured Asset Mortgage Investments Trust
0.390% due 05/25/2046		626	358
0.414% due 07/19/2035		182	174
0.450% due 02/25/2036		460	372
UBS-Barclays Commercial Mortgage Trust
1.122% due 03/10/2046 (a)		29,109	1,946
WaMu Mortgage Pass-Through Certificates Trust
0.480% due 01/25/2045		104	97
0.490% due 01/25/2045		104	99
Wells Fargo Commercial Mortgage Trust
1.185% due 02/15/2027		2,200	2,201
Wells Fargo Mortgage-Backed Securities Trust
2.590% due 10/25/2033		74	75

Total Mortgage-Backed Securities (Cost $33,315)			33,174

ASSET-BACKED SECURITIES 7.6%
Access Group, Inc.
1.534% due 10/27/2025		1,103	1,107
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.620% due 10/25/2035		1,400	1,266
Alba SPV SRL
1.581% due 04/20/2040	EUR	1,448	1,759
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.190% due 10/25/2034		$1,000	894
Asset-Backed Securities Corp. Home Equity Loan Trust
1.265% due 02/25/2035		1,398	1,134
Bear Stearns Asset-Backed Securities Trust
2.931% due 10/25/2036		797	782
Berica Asset-Backed Security SRL
0.379% due 12/31/2055	EUR	733	883
Cairn CLO BV
0.413% due 10/15/2022		310	374
Carlyle High Yield Partners Ltd.
0.446% due 04/19/2022		$7,033	6,941
Cavalry CLO Ltd.
1.528% due 01/16/2024		3,600	3,600
COA Summit CLO Ltd.
1.581% due 04/20/2023		1,300	1,300
Countrywide Asset-Backed Certificates
0.450% due 09/25/2036		4,500	3,855
First Franklin Mortgage Loan Trust
1.040% due 09/25/2034		1,671	1,482
GE-WMC Mortgage Securities Trust
0.210% due 08/25/2036		14	8
GSAMP Trust
0.350% due 11/25/2035		73	12
LCM LP
1.491% due 04/15/2022		3,400	3,392
Lockwood Grove CLO Ltd.
1.603% due 01/25/2024		3,800	3,800
Long Beach Mortgage Loan Trust
0.730% due 10/25/2034		186	174
Merrill Lynch Mortgage Investors Trust
0.280% due 03/25/2037		1,458	1,438
0.280% due 08/25/2037		9,558	5,606
Morgan Stanley ABS Capital, Inc. Trust
0.330% due 04/25/2036		3,720	3,645
0.875% due 12/25/2034		6,328	6,118
Octagon Investment Partners Ltd.
1.502% due 05/05/2023		1,700	1,694
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.220% due 10/25/2034		1,800	1,530
Race Point CLO Ltd.
1.541% due 12/15/2022		1,500	1,503
Residential Asset Securities Corp. Trust
0.640% due 11/25/2035		4,493	3,305
Structured Asset Securities Corp. Mortgage Loan Trust
1.656% due 04/25/2035		307	297
Venture CDO Ltd.
0.452% due 07/22/2021		1,588	1,566

Total Asset-Backed Securities (Cost $58,927)			59,465

SOVEREIGN ISSUES 5.9%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	2,000	2,694

Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$4,700	5,033
Export-Import Bank of Korea
5.875% due 01/14/2015		4,000	4,005
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	1,900	1,658
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (c)	EUR	1,598	2,004
Mexico Government International Bond
4.750% due 06/14/2018	MXN	15,700	1,063
Qatar Government International Bond
4.000% due 01/20/2015		$1,200	1,203
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	250,000	1,707
4.500% due 07/03/2017		220,000	1,474
Slovenia Government International Bond
4.125% due 02/18/2019		$700	735
4.750% due 05/10/2018		6,100	6,542
5.250% due 02/18/2024		1,100	1,214
5.500% due 10/26/2022		5,300	5,896
5.850% due 05/10/2023		7,400	8,404
Spain Government International Bond
5.400% due 01/31/2023	EUR	1,600	2,534

Total Sovereign Issues (Cost $47,354)			46,166

SHORT-TERM INSTRUMENTS 6.3%
CERTIFICATES OF DEPOSIT 2.2%
Banco Bilbao Vizcaya Argentaria S.A.
0.981% due 10/23/2015		$5,500	5,495
Intesa Sanpaolo SpA
1.650% due 04/07/2015		9,500	9,519
Itau Unibanco Holding S.A.
1.453% due 05/31/2016		1,800	1,799

			16,813

COMMERCIAL PAPER 0.2%
Ford Motor Credit Co.
0.680% due 03/02/2015		700	699
0.680% due 04/01/2015		100	100
Tesco Treasury Services PLC
1.024% due 08/18/2015		700	688

			1,487

REPURCHASE AGREEMENTS (e) 0.1%			520

GREECE TREASURY BILLS 0.1%
2.046% due 02/06/2015	EUR	700	845

MEXICO TREASURY BILLS 1.8%
3.042% due 05/28/2015	MXN	210,120	14,068

U.S. TREASURY BILLS 1.9%
0.041% due 01/08/2015 - 05/28/2015 (b)(f)(h)(j)		$14,769	14,768

Total Short-Term Instruments (Cost $49,705)			48,501

Total Investments in Securities (Cost $769,346)			766,225

	SHARES
INVESTMENTS IN AFFILIATES 29.6%
SHORT-TERM INSTRUMENTS 29.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 29.6%
PIMCO Short-Term Floating NAV Portfolio		1,711	17
PIMCO Short-Term Floating NAV Portfolio III		23,203,598	229,994

Total Short-Term Instruments (Cost $231,703)			230,011

Total Investments in Affiliates (Cost $231,703)			230,011

Total Investments 128.1% (Cost $1,001,049)			$996,236
Financial Derivative Instruments (g)(i) 1.4% (Cost or Premiums, net $234)			10,535
Other Assets and Liabilities, net (29.5%)			(229,231)

Net Assets 100.0%			$777,540

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$520	Fannie Mae 2.260% due 10/17/2022	$(531)	$520	$520

Total Repurchase Agreements						$(531)	$520	$520

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.200%	12/23/2014	01/06/2015	$(1,734)	$(1,734)
DEU	0.100%	12/19/2014	01/07/2015	(2,028)	(2,028)
JPS	0.190%	12/19/2014	01/07/2015	(16,712)	(16,713)
	0.420%	12/30/2014	01/06/2015	(13,515)	(13,515)

Total Reverse Repurchase Agreements					$(33,990)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.200%	12/30/2014	01/06/2015	$(2,281)	$(2,282)
BPG	(0.030%)	01/02/2015	01/09/2015	(2,612)	(2,614)

Total Sale-Buyback Transactions					$(4,896)

(2)	The average amount of borrowings while outstanding during the period ended December 31, 2014 was $12,430 at a weighted average interest rate of 0.135%.
(3)	Payable for sale-buyback transactions includes $2 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	01/01/2045	$147,000	$(155,371)	$(156,847)
Fannie Mae	4.000%	02/01/2045	173,000	(183,773)	(184,116)
Fannie Mae	4.000%	03/12/2045	11,000	(11,674)	(11,674)
Fannie Mae	4.500%	01/01/2045	131,000	(141,916)	(142,188)

Total Short Sales				$(492,734)	$(494,825)

(f)	Securities with an aggregate market value of $40,804 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$102.000	01/23/2015	900	$8	$14
Put - CBOT U.S. Treasury 10-Year Note February Futures	106.000	01/23/2015	248	2	4
Put - CBOT U.S. Treasury 10-Year Note February Futures	107.000	01/23/2015	226	2	4
Put - CBOT U.S. Treasury 10-Year Note February Futures	110.000	01/23/2015	88	1	2
Put - CBOT U.S. Treasury 10-Year Note February Futures	112.000	01/23/2015	263	2	4
Put - CBOT U.S. Treasury 10-Year Note February Futures	114.000	01/23/2015	23	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	97.000	02/20/2015	80	1	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	100.000	02/20/2015	493	4	8

				$20	$37

Total Purchased Options				$20	$37

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor September Futures	Long	09/2015	118	$49	$2	$0
90-Day Eurodollar December Futures	Long	12/2015	622	(153)	8	0
90-Day Eurodollar December Futures	Short	12/2016	622	128	0	(23)
90-Day Eurodollar June Futures	Short	06/2015	60	5	0	(1)
Mini MSCI EAFE Index March Futures	Long	03/2015	42	(92)	0	(23)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	1,177	187	257	0

Total Futures Contracts				$124	$267	$(47)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$10,900	$693	$(2)	$11	$0
CDX.IG-23 5-Year Index	1.000%	12/20/2019	263,700	4,297	(23)	21	0

				$4,990	$(25)	$32	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	06/17/2018		$69,200	$(275)	$(74)	$0	$(12)
Receive	3-Month USD-LIBOR	2.250%	12/17/2019		1,900	(46)	(30)	0	(1)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		260,000	(8,117)	(2,609)	0	(273)
Receive	3-Month USD-LIBOR	3.000%	12/18/2023		27,400	(1,808)	(1,308)	0	(30)
Receive	3-Month USD-LIBOR	3.000%	06/18/2024		2,400	(159)	(155)	0	(3)
Receive	3-Month USD-LIBOR	2.660%	10/22/2024		32,600	(1,277)	(1,197)	0	(35)
Receive	3-Month USD-LIBOR	3.250%	06/18/2029		6,700	(642)	(748)	0	(9)
Pay	6-Month AUD-BBR-BBSW	3.250%	09/21/2017	AUD	1,178,500	8,808	8,628	2,044	0
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2019		100	2	1	0	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/17/2019		21,100	869	505	91	0
Receive	6-Month AUD-BBR-BBSW	3.895%	10/21/2024		11,100	(613)	(584)	0	(80)
Receive	6-Month AUD-BBR-BBSW	4.250%	12/17/2024		88,700	(7,012)	(4,884)	0	(663)
Pay	6-Month EUR-EURIBOR	1.250%	03/18/2025	EUR	24,000	1,153	543	32	0
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		23,100	(3,724)	(4,148)	0	(91)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022	GBP	9,600	(307)	(213)	0	(46)
Pay	28-Day MXN-TIIE	5.640%	06/04/2021	MXN	8,000	(2)	(2)	2	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		59,300	(24)	(24)	8	0
Pay	28-Day MXN-TIIE	5.630%	07/07/2021		21,700	(7)	(8)	3	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		50,000	(21)	7	14	0
Pay	28-Day MXN-TIIE	5.660%	11/05/2021		54,800	(18)	(18)	16	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021		21,500	(8)	(8)	6	0
Pay	28-Day MXN-TIIE	5.580%	11/10/2021		38,200	(27)	(27)	10	0

						$(13,255)	$(6,353)	$2,226	$(1,243)

Total Swap Agreements						$(8,265)	$(6,378)	$2,258	$(1,243)

(h)	Securities with an aggregate market value of $15,892 and cash of $4,656 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	AUD	7,486		$6,454	$342	$0
	01/2015	BRL	57,628		21,696	16	0
	01/2015	EUR	16,698		20,815	610	0
	01/2015	JPY	560,000		4,681	6	0
	01/2015	NZD	4,883		3,829	22	(2)
	01/2015		$22,332	BRL	57,628	0	(653)
	01/2015		6,484	EUR	5,227	0	(159)
	01/2015		788	NZD	1,025	11	0
	02/2015	CHF	901		$914	7	0
	02/2015	EUR	8,592		10,456	55	0
	02/2015	GBP	650		1,012	0	0
	02/2015	JPY	247,828		2,058	0	(12)
	02/2015	KRW	601,172		538	0	(10)
	02/2015	NOK	26,653		3,812	240	0
	02/2015	SEK	7,900		1,025	11	0
	02/2015		$4,157	INR	259,397	0	(93)
	02/2015		3,667	NOK	24,935	0	(325)
BPS	01/2015	BRL	22,590		$8,694	196	0
	01/2015	EUR	6,757		8,364	187	0
	01/2015	ILS	12,636		3,259	20	0
	01/2015	JPY	2,298,000		19,409	224	0
	01/2015		$1,346	AUD	1,611	0	(31)
	01/2015		8,504	BRL	22,590	0	(7)
	01/2015		3,641	EUR	2,945	0	(78)
	02/2015	MXN	122,859		$9,066	754	0
	02/2015		$627	HKD	4,864	0	0
	02/2015		3,308	MXN	46,206	0	(182)
BRC	01/2015	SGD	2,610		$2,000	31	0
	02/2015	SEK	150,572		20,266	950	(1)
CBK	01/2015	ILS	220		56	0	0
	01/2015	JPY	15,500		131	1	0
	01/2015	SGD	196		148	0	0
	01/2015		$188,860	EUR	154,033	0	(2,472)
	02/2015	CHF	59,787		$61,777	1,604	0
	02/2015	EUR	147,405		180,710	2,287	0
	02/2015	HKD	2,321		299	0	0
	02/2015		$1,820	INR	114,744	0	(22)
	02/2015		2,557	KRW	2,787,641	0	(15)
	02/2015		6,434	MXN	87,736	0	(499)
	03/2015	CAD	21,963		$19,072	192	0
DUB	01/2015	BRL	26,378		9,931	8	0
	01/2015	EUR	2,205		2,706	37	0
	01/2015	JPY	18,580,333		157,572	2,452	0
	01/2015		$10,252	BRL	26,378	0	(329)
	01/2015		169,887	JPY	20,469,633	1,007	0
	02/2015	JPY	20,469,633		$169,929	0	(1,005)
	02/2015	NOK	11,529		1,678	133	0
	02/2015		$4,239	GBP	2,724	6	0
	02/2015		614	SEK	4,752	0	(4)
	05/2015	MXN	206,981		$14,993	1,089	0
	07/2015	BRL	26,378		9,723	286	0
FBF	01/2015	GBP	9,705		15,243	117	0
GLM	01/2015	AUD	24,197		20,165	410	0
	01/2015	BRL	57,628		22,156	477	0
	01/2015	EUR	13,538		16,732	350	0
	01/2015	ILS	68		17	0	0
	01/2015	SGD	62		47	0	0
	01/2015		$6,033	AUD	6,951	0	(359)
	01/2015		21,696	BRL	57,628	0	(16)
	01/2015		142,325	EUR	116,813	0	(975)
	01/2015		4,125	NZD	5,271	0	(13)
	02/2015	AUD	875		$708	0	(5)
	02/2015	DKK	909		149	1	0
	02/2015	EUR	116,813		142,367	974	0
	02/2015	MXN	51,638		3,837	344	0
	02/2015	NOK	27,113		3,952	318	0
	02/2015	NZD	20		15	0	0
	02/2015		$1,493	AUD	1,827	0	(5)
	02/2015		1,886	CHF	1,863	0	(11)
	02/2015		308	DKK	1,885	0	(2)
	02/2015		6,129	EUR	5,037	0	(32)
	02/2015		4,278	JPY	510,553	0	(15)
	02/2015		32	NZD	41	0	0
	07/2015		21,013	BRL	57,628	0	(396)
HUS	01/2015	AUD	87,348		$74,715	3,405	0
	01/2015	GBP	1,589		2,489	12	0
	01/2015	SGD	11,932		9,352	350	0
	01/2015		$4,417	AUD	5,285	0	(102)
	01/2015		8,653	JPY	1,023,900	0	(105)
	01/2015	ZAR	5,220		$462	12	0
	02/2015	AUD	1,643		1,333	0	(5)
	02/2015	GBP	899		1,398	0	(3)
JPM	01/2015	EUR	175,775		217,990	5,294	0
	01/2015	GBP	2,289		3,582	14	0
	01/2015	JPY	39,700		328	0	(3)
	01/2015		$10,110	EUR	8,157	0	(240)
	01/2015		3,153	ZAR	35,005	0	(139)
	01/2015	ZAR	35,845		$3,245	159	0
	02/2015	EUR	2,800		3,425	36	0
	02/2015	GBP	1,316		2,045	0	(5)
	02/2015	HKD	168,191		21,692	4	0
	02/2015	INR	111,843		1,786	34	0
	02/2015	KRW	2,152,511		2,057	94	0
	02/2015	MXN	62,988		4,299	37	0
	02/2015		$5,141	INR	323,662	0	(70)
	02/2015		425	MXN	5,822	0	(31)
MSB	01/2015	EUR	72,202		$89,729	2,361	0
	01/2015		$166,189	GBP	107,184	868	0
	01/2015		308	SGD	407	0	(1)
	02/2015	CHF	11,748		$12,124	300	0
	02/2015	DKK	8,265		1,387	43	0
	02/2015	GBP	107,184		166,149	0	(870)
	02/2015	HKD	14,914		1,923	0	0
	02/2015	MXN	32,658		2,234	25	0
	02/2015	SEK	24,605		3,313	156	0
	02/2015		$2,769	INR	174,475	0	(35)
	02/2015		5,022	MXN	71,005	0	(218)
NGF	02/2015	HKD	736		$95	0	0
RBC	01/2015	BRL	3,788		1,462	37	0
	01/2015	GBP	93,601		146,969	1,082	0
	01/2015	ILS	258		66	0	0
	01/2015	SGD	228		173	1	0
	01/2015		$1,426	BRL	3,788	0	(1)
	01/2015		115	ILS	448	0	0
	02/2015	DKK	1,080		$178	2	0
	02/2015	HKD	2,746		354	0	0
	02/2015	MXN	45,369		3,434	364	0
	02/2015	NOK	569		77	1	0
	02/2015	SEK	2,740		352	0	0
	02/2015		$7,702	MXN	108,926	0	(333)
UAG	01/2015		86,015	AUD	105,184	0	(143)
	02/2015	AUD	105,184		$85,833	142	0
	02/2015	BRL	14,832		5,626	89	0
	02/2015	DKK	61,058		10,204	280	0
	02/2015	GBP	1,513		2,353	0	(5)
	02/2015	JPY	295,300		2,461	0	(5)
	02/2015		$112	MXN	1,645	0	0
	02/2015		133	NOK	988	0	(1)

Total Forward Foreign Currency Contracts						$30,977	$(10,043)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC CDX.IG-23 5-Year Index	Sell	0.700%	03/18/2015	$6,600	$15	$23
JPM	Put - OTC CDX.IG-23 5-Year Index	Buy	1.700%	02/18/2015	100,000	10	1

						$25	$24

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus CNH	CNH	6.310	12/03/2015		$1,103	$13	$19
CBK	Put - OTC USD versus JPY	JPY	93.000	02/24/2015		8,000	1	0
	Put - OTC USD versus JPY		90.000	03/13/2015		2,000	0	0
HUS	Put - OTC USD versus CAD	CAD	1.045	02/02/2015		6,000	1	0
	Call - OTC USD versus CNH	CNH	6.310	12/03/2015		8,793	111	154
	Call - OTC USD versus CNY	CNY	6.250	12/02/2015		9,622	105	175
MSB	Call - OTC EUR versus USD		$1.410	02/19/2015	EUR	15,000	2	0

							$233	$348

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	$59,300	$135	$101
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	34,600	71	63
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.460%	11/27/2017	3,000	230	172
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.525%	11/27/2017	3,600	312	192
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	11/27/2017	5,100	372	265
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	116,400	336	199
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.113%	12/16/2015	88,800	235	149
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/09/2015	10,800	599	1,108
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/24/2015	10,900	589	1,125
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	10/27/2017	14,500	1,034	733

							$3,913	$4,107

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC Fannie Mae 4.500% due 02/01/2045	$111.906	02/05/2015	$60,000	$2	$0

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
BOA	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/06/2015	$1,500	$122	$132
	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/19/2015	700	57	62

					$179	$194

Total Purchased Options					$4,352	$4,673

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	0.950%	03/18/2015		$6,600	$(16)	$(6)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	2,000	(4)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		2,000	(3)	0
BRC	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		$9,200	(10)	(3)
CBK	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		7,400	(4)	(1)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		7,400	(10)	(2)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	02/18/2015		10,500	(16)	(11)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	800	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		800	(1)	0
FBF	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	01/21/2015		1,800	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		3,500	(1)	(1)
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		4,600	(3)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		4,600	(9)	(8)
JPM	Put - OTC CDX.IG-23 5-Year Index	Sell	0.750%	01/21/2015		$12,500	(14)	(6)
	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	02/18/2015		6,000	(3)	(4)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.900%	02/18/2015		6,000	(10)	(3)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	03/18/2015		10,500	(19)	(15)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015	EUR	100	0	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		100	0	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		5,300	(5)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		5,300	(9)	(9)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		3,200	(4)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		3,200	(6)	(3)

							$(149)	$(86)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus USD		$0.795	01/16/2015	AUD	3,500	$(11)	$(5)
	Put - OTC GBP versus JPY	JPY	181.200	02/13/2015	GBP	2,090	(23)	(17)
	Call - OTC GBP versus JPY		193.500	02/13/2015		2,090	(22)	(10)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$100	(1)	(1)
	Call - OTC USD versus BRL		2.815	02/12/2015		100	(1)	(1)
	Call - OTC USD versus CNH	CNH	6.492	12/03/2015		1,103	(7)	(10)
	Call - OTC USD versus MXN	MXN	13.900	03/05/2015		7,622	(75)	(477)
CBK	Put - OTC EUR versus AUD	AUD	1.425	01/22/2015	EUR	5,986	(43)	(3)
	Call - OTC EUR versus AUD		1.465	01/22/2015		5,986	(64)	(127)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$700	(6)	(5)
	Call - OTC USD versus BRL		2.815	02/12/2015		700	(6)	(4)
	Put - OTC USD versus MXN	MXN	13.350	02/04/2015		1,700	(8)	0
DUB	Put - OTC AUD versus JPY	JPY	93.870	02/13/2015	AUD	4,180	(22)	(14)
	Call - OTC AUD versus JPY		100.500	02/13/2015		4,180	(24)	(13)
FBF	Put - OTC AUD versus NZD	NZD	1.095	02/04/2015		2,900	(15)	(108)
	Put - OTC AUD versus USD		$0.795	01/16/2015		4,521	(18)	(7)
	Put - OTC EUR versus CAD	CAD	1.400	02/05/2015	EUR	2,600	(20)	(28)
	Call - OTC EUR versus CAD		1.460	02/05/2015		2,600	(22)	(5)
GLM	Put - OTC AUD versus NZD	NZD	1.105	02/04/2015	AUD	1,100	(5)	(49)
	Put - OTC USD versus MXN	MXN	14.200	02/12/2015		$3,630	(25)	(4)
	Call - OTC USD versus MXN		15.100	02/12/2015		3,630	(21)	(26)
HUS	Call - OTC USD versus CNH	CNH	6.492	12/03/2015		8,793	(55)	(82)
	Call - OTC USD versus CNY	CNY	6.500	12/02/2015		9,622	(38)	(74)
JPM	Put - OTC EUR versus JPY	JPY	142.000	02/09/2015	EUR	2,630	(24)	(21)
	Call - OTC EUR versus JPY		151.300	02/09/2015		2,630	(21)	(6)
	Put - OTC GBP versus AUD	AUD	1.830	02/05/2015	GBP	2,000	(27)	(3)
	Call - OTC GBP versus AUD		1.885	02/05/2015		2,000	(27)	(64)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$2,600	(23)	(17)
	Call - OTC USD versus BRL		2.815	02/12/2015		2,600	(22)	(17)

							$(676)	$(1,198)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		$2,900	$(12)	$(25)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		2,900	(14)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		7,100	(77)	(90)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		12,200	(148)	(213)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		12,600	(230)	(188)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		15,100	(312)	(213)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		21,400	(372)	(295)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.650%	01/22/2015	GBP	3,100	(21)	(49)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.000%	01/22/2015		3,100	(17)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		$24,000	(339)	(419)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		61,100	(1,047)	(816)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/12/2020)	3-Month USD-LIBOR	Receive	3.410%	11/09/2015		39,200	(602)	(1,034)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/27/2020)	3-Month USD-LIBOR	Receive	3.410%	11/24/2015		39,600	(595)	(1,053)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		7,100	(32)	(60)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		7,100	(36)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		19,300	(235)	(179)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	01/07/2015		7,600	(73)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	02/06/2015		7,700	(101)	(2)

								$(4,263)	$(4,637)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC S&P 500 Index	1,950.000	01/16/2015	$359	$(43)	$(23)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC BNP Paribas Equity Index	$0.000	02/05/2015	$7,000	$(5)	$(5)

Total Written Options					$(5,136)	$(5,949)

Swap Agreements:

Correlation Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Correlation	Correlation Asset	Correlation Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	USD-BRL versus EUR-BRL	81.50%	04/24/2015	$100	$0	$(2)	$0	$(2)
	Receive	USD-BRL versus EUR-BRL	80.00%	04/27/2015	200	0	(5)	0	(5)
GLM	Receive	USD-BRL versus EUR-BRL	81.00%	04/24/2015	100	0	(2)	0	(2)
						$0	$(9)	$0	$(9)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
DUB	Goodrich Corp.	(0.510%)	09/20/2016	0.028%	$2,100	$0	$(18)	$0	$(18)
JPM	Loews Corp.	(0.280%)	03/20/2016	0.094%	2,300	0	(5)	0	(5)

						$0	$(23)	$0	$(23)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.681%		$300	$(13)	$5	$0	$(8)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		2,500	24	(22)	2	0
BPS	China Government International Bond	1.000%	12/20/2019	0.821%		13,700	103	18	121	0
	Dell, Inc.	1.000%	09/20/2019	1.429%		400	(18)	10	0	(8)
BRC	Mexico Government International Bond	1.000%	12/20/2019	0.996%		700	6	(6)	0	0
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.681%		500	(21)	7	0	(14)
	China Government International Bond	1.000%	12/20/2019	0.821%		3,100	23	5	28	0
	Dell, Inc.	1.000%	09/20/2019	1.429%		7,200	(372)	236	0	(136)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		100	1	(1)	0	0
	Sprint Communications, Inc.	5.000%	09/20/2019	4.394%		4,000	390	(285)	105	0
DUB	Berkshire Hathaway, Inc.	1.000%	12/20/2023	0.975%		6,300	(138)	153	15	0
	Brazil Government International Bond	1.000%	03/20/2019	1.681%		2,400	(97)	32	0	(65)
GST	Brazil Government International Bond	1.000%	03/20/2019	1.681%		500	(22)	8	0	(14)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	7.210%		1,600	(101)	8	0	(93)
	Greece Government International Bond	1.000%	09/20/2015	13.930%	EUR	2,300	(99)	(142)	0	(241)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		$10,300	93	(88)	5	0
HUS	Brazil Government International Bond	1.000%	03/20/2019	1.681%		200	(8)	3	0	(5)
	China Government International Bond	1.000%	12/20/2019	0.821%		1,600	13	1	14	0
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		4,500	39	(37)	2	0
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.681%		1,000	(36)	9	0	(27)
	China Government International Bond	1.000%	12/20/2019	0.821%		4,000	33	3	36	0
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		1,000	7	(6)	1	0
	Volvo Treasury AB	1.000%	03/20/2021	0.960%	EUR	1,200	(65)	69	4	0
MYC	Barclays Bank PLC	1.000%	06/20/2015	0.118%		1,900	21	(11)	10	0
	Brazil Government International Bond	1.000%	03/20/2019	1.681%		$2,500	(109)	42	0	(67)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		2,700	13	(11)	2	0

							$(333)	$0	$345	$(678)

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051	$4,165	$625	$(606)	$19	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Deal Receive Rate		Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%		12/20/2019	$400	$54	$3	$57	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000%		12/20/2019	400	53	3	56	0
FBF	CMBX.NA.AAA.1 Index	0.100%		10/12/2052	1,570	(5)	2	0	(3)
GST	CDX.HY-23 5-Year Index 25-35%	5.000%		12/20/2019	4,800	664	9	673	0
	CMBX.NA.AAA.1 Index	0.100%		10/12/2052	3,140	(11)	5	0	(6)
MYC	CDX.IG-5 10-Year Index 10-15%	0.463%		12/20/2015	5,600	0	14	14	0

						$755	$36	$800	$(9)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	320	$0	$29	$29	$0
	Pay	1-Year BRL-CDI	11.000%	01/04/2021	BRL	57,100	192	(876)	0	(684)
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	160	1	13	14	0
	Pay	1-Year BRL-CDI	11.600%	01/02/2015	BRL	116,600	0	1	1	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		23,900	(52)	(112)	0	(164)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		22,000	(59)	(11)	0	(70)
DUB	Pay	1-Year BRL-CDI	11.680%	01/04/2021		13,900	12	(56)	0	(44)
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	100	2	(1)	1	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		190	0	17	17	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		80	0	2	2	0
GLM	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	160	0	14	14	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		420	(1)	9	8	0
	Pay	1-Month GBP-UKRPI	3.510%	12/15/2044		300	0	19	19	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	49,200	(135)	(22)	0	(157)
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	200	1	14	15	0
MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		140	0	13	13	0
UAG	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	11,400	(25)	(11)	0	(36)
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	34,500	15	(30)	0	(15)

							$(49)	$(988)	$133	$(1,170)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	NDDUEAFE Index	34,034	3-Month USD-LIBOR less a specified spread	11/20/2015	$168,283		$(2,636)	$0	$(2,636)
	Receive	NDDUEAFE Index	37,868	3-Month USD-LIBOR plus a specified spread	12/16/2015	181,998		2,359	2,359	0
	Receive	NDDUEAFE Index	61,435	3-Month USD-LIBOR plus a specified spread	01/15/2016	308,923		(9,857)	0	(9,857)
	Receive	NDDUEAFE Index	19,710	3-Month USD-LIBOR plus a specified spread	01/22/2016	94,978		975	975	0
GST	Receive	NDDUEAFE Index	3,216	3-Month USD-LIBOR less a specified spread	11/16/2015	16,300		(644)	0	(644)

								$(9,803)	$3,334	$(13,137)

Total Swap Agreements							$998	$(11,393)	$4,631	$(15,026)

(7)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(j)	Securities with an aggregate market value of $6,689 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$784	$0	$784
Corporate Bonds & Notes
Banking & Finance	0	128,455	0	128,455
Industrials	0	51,637	0	51,637
Utilities	0	26,171	0	26,171
Municipal Bonds & Notes
California	0	7,059	0	7,059
Texas	0	5	0	5
U.S. Government Agencies	0	277,127	0	277,127
U.S. Treasury Obligations	0	87,681	0	87,681
Mortgage-Backed Securities	0	33,174	0	33,174
Asset-Backed Securities	0	59,465	0	59,465
Sovereign Issues	0	46,166	0	46,166
Short-Term Instruments
Certificates of Deposit	0	15,014	1,799	16,813
Commercial Paper	0	1,487	0	1,487
Repurchase Agreements	0	520	0	520
Greece Treasury Bills	0	845	0	845
Mexico Treasury Bills	0	14,068	0	14,068
U.S. Treasury Bills	0	14,768	0	14,768
	$0	$764,426	$1,799	$766,225

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$230,011	$0	$0	$230,011

Total Investments	$230,011	$764,426	$1,799	$996,236

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(494,825)	$0	$(494,825)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	267	2,295	0	2,562
Over the counter	0	40,281	0	40,281
	$267	$42,576	$0	$42,843

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(47)	(1,243)	0	(1,290)
Over the counter	0	(31,013)	(5)	(31,018)

	$(47)	$(32,256)	$(5)	$(32,308)

Totals	$230,231	$279,921	$1,794	$511,946

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.7%
BANK LOAN OBLIGATIONS 0.5%
Community Health Systems, Inc.
3.486% due 01/25/2017		$597	$594
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		950	952
HCA, Inc.
2.669% due 05/02/2016		1,625	1,619
2.919% due 03/31/2017		2,885	2,869

Total Bank Loan Obligations (Cost $6,040)			6,034

CORPORATE BONDS & NOTES 24.1%
BANKING & FINANCE 16.4%
Ally Financial, Inc.
3.500% due 07/18/2016		1,200	1,217
4.625% due 06/26/2015		2,400	2,421
5.500% due 02/15/2017		600	632
8.300% due 02/12/2015		9,000	9,056
American Honda Finance Corp.
0.732% due 10/07/2016		3,200	3,215
ASIF
3.000% due 02/17/2017	EUR	200	252
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (d)		$3,600	3,861
Banco del Estado de Chile
4.125% due 10/07/2020		2,000	2,100
Banco Popolare SC
3.500% due 03/14/2019	EUR	100	126
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)		800	1,105
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$300	306
4.500% due 04/06/2015		500	504
4.625% due 02/13/2017		5,000	5,206
Banco Santander Chile
1.831% due 01/19/2016		1,000	1,005
Bank of America Corp.
2.650% due 04/01/2019		6,700	6,756
3.750% due 07/12/2016		2,800	2,902
Bankia S.A.
3.500% due 01/17/2019	EUR	400	523
Barclays Bank PLC
10.179% due 06/12/2021		$11,400	15,344
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	207
6.500% due 03/10/2021		200	218
6.750% due 09/30/2022		2,200	2,426
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,500	1,861
Caixa Economica Federal
4.250% due 05/13/2019		$800	782
CIT Group, Inc.
3.875% due 02/19/2019		1,600	1,600
4.250% due 08/15/2017		2,300	2,352
4.750% due 02/15/2015		2,600	2,604
5.000% due 05/15/2017		400	416
5.250% due 03/15/2018		2,800	2,926
5.500% due 02/15/2019		5,000	5,291
Citigroup, Inc.
0.506% due 06/09/2016		7,900	7,827
0.912% due 11/15/2016		7,000	7,005
4.875% due 05/07/2015		900	912
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	2,000	2,879
Deutsche Bank AG
0.706% due 05/30/2017		$1,600	1,598
Eksportfinans ASA
2.000% due 09/15/2015		3,100	3,108
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		3,100	3,113
2.500% due 01/15/2016		2,500	2,529
2.750% due 05/15/2015		2,300	2,316
3.875% due 01/15/2015		3,600	3,603
5.625% due 09/15/2015		2,000	2,064
7.000% due 04/15/2015		1,900	1,933

8.000% due 12/15/2016		200	224
12.000% due 05/15/2015		600	624
General Motors Financial Co., Inc.
2.750% due 05/15/2016		2,000	2,036
HBOS PLC
0.957% due 09/30/2016		3,000	2,993
International Lease Finance Corp.
4.875% due 04/01/2015		5,000	5,046
5.750% due 05/15/2016		700	728
6.750% due 09/01/2016		100	107
8.625% due 09/15/2015		4,300	4,493
8.750% due 03/15/2017		1,900	2,109
Intesa Sanpaolo SpA
3.125% due 01/15/2016		4,800	4,878
JPMorgan Chase & Co.
0.854% due 02/26/2016		4,900	4,911
3.150% due 07/05/2016		2,100	2,160
3.450% due 03/01/2016		200	205
Korea Development Bank
3.500% due 08/22/2017		300	313
4.375% due 08/10/2015		200	204
Korea Finance Corp.
3.250% due 09/20/2016		100	103
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		200	286
Morgan Stanley
3.800% due 04/29/2016		1,200	1,240
MUFG Union Bank N.A.
0.632% due 05/05/2017		3,700	3,698
Navient Corp.
5.000% due 04/15/2015		1,200	1,212
5.500% due 01/15/2019		500	513
6.250% due 01/25/2016		4,655	4,853
Novo Banco S.A.
5.000% due 05/23/2019	EUR	100	119
NRAM Covered Bond LLP
5.625% due 06/22/2017		$500	549
Prudential Covered Trust
2.997% due 09/30/2015		6,000	6,085
Qatari Diar Finance Co.
3.500% due 07/21/2015		100	101
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		200	226
Springleaf Finance Corp.
5.400% due 12/01/2015		2,300	2,363
6.900% due 12/15/2017		2,000	2,135
State Bank of India
4.500% due 07/27/2015		1,000	1,018
Stone Street Trust
5.902% due 12/15/2015		300	312
Wells Fargo & Co.
0.692% due 04/22/2019		10,200	10,193

			182,138

INDUSTRIALS 5.9%
AbbVie, Inc.
0.992% due 11/06/2015		1,000	1,003
ArcelorMittal
4.250% due 08/05/2015		500	508
Asciano Finance Ltd.
5.000% due 04/07/2018		500	538
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,734
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		300	352
Daimler Finance North America LLC
0.588% due 03/10/2017		5,900	5,891
DISH DBS Corp.
7.125% due 02/01/2016		400	422
7.750% due 05/31/2015		600	617
Enbridge, Inc.
0.905% due 10/01/2016		2,600	2,600
GTL Trade Finance, Inc.
7.250% due 10/20/2017		600	654
HCA, Inc.
3.750% due 03/15/2019		3,900	3,915
6.375% due 01/15/2015		1,600	1,604
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		100	103
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		700	701
Johnson & Johnson
0.306% due 11/28/2016		10,100	10,112

Kroger Co.
0.758% due 10/17/2016		3,300	3,296
MGM Resorts International
6.875% due 04/01/2016		3,800	3,971
7.625% due 01/15/2017		400	432
PepsiCo, Inc.
0.433% due 07/30/2015		9,000	9,004
Reynolds American, Inc.
1.050% due 10/30/2015		1,100	1,102
Rohm & Haas Co.
6.000% due 09/15/2017		29	32
STATS ChipPAC Ltd.
4.500% due 03/20/2018		600	594
Unitymedia Hessen GmbH & Co. KG
5.750% due 01/15/2023	EUR	5,100	6,699
Volkswagen International Finance NV
0.562% due 11/18/2015		$8,200	8,217

			65,101

UTILITIES 1.8%
Gazprom OAO Via Gaz Capital S.A.
8.125% due 02/04/2015	EUR	4,200	5,077
Majapahit Holding BV
7.750% due 01/20/2020		$200	232
Shell International Finance BV
0.442% due 11/15/2016		2,400	2,402
Sprint Communications, Inc.
6.000% due 12/01/2016		4,500	4,716
Verizon Communications, Inc.
1.771% due 09/15/2016		1,100	1,120
1.991% due 09/14/2018		3,500	3,644
2.500% due 09/15/2016		686	702
3.650% due 09/14/2018		2,300	2,432

			20,325

Total Corporate Bonds & Notes (Cost $267,001)			267,564

MUNICIPAL BONDS & NOTES 1.4%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035		1,000	1,161

CALIFORNIA 0.8%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	147
6.918% due 04/01/2040		900	1,277
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		100	149
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		1,600	2,131
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036		1,400	1,636
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		1,000	1,266
5.813% due 06/01/2040		1,300	1,642
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031		200	226

			8,474

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		100	126

LOUISIANA 0.1%
New Orleans, Louisiana General Obligation Bonds, (BABs), Series 2010
8.300% due 12/01/2029		600	714

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041		100	117

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041		1,000	1,451

NEW YORK 0.3%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	114
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013	2,900	2,900

0.556% due 11/15/2028		3,014

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	114

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	88

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	136

Total Municipal Bonds & Notes (Cost $13,091)		15,395

U.S. GOVERNMENT AGENCIES 21.4%
Fannie Mae
0.520% due 07/25/2037	52	53
0.550% due 07/25/2037	56	56
0.570% due 09/25/2035	83	83
0.580% due 09/25/2035	133	134
0.890% due 06/25/2037	205	208
0.900% due 06/25/2040	322	328
2.310% due 08/01/2022	100	99
3.500% due 01/01/2045	9,700	10,107
4.000% due 07/01/2019 - 02/01/2045	123,992	132,311
4.500% due 07/01/2018 - 02/01/2045	8,614	9,338
5.000% due 01/01/2028 - 02/01/2045	8,904	9,859
5.500% due 02/01/2018 - 01/01/2045	28,970	32,410
6.000% due 07/01/2036 - 01/01/2045	10,692	12,130
6.500% due 10/01/2035	42	48
FDIC Structured Sale Guaranteed Notes
0.655% due 11/29/2037	589	588
Freddie Mac
0.731% due 06/15/2041	1,224	1,240
0.861% due 08/15/2037	169	172
0.871% due 10/15/2037	35	36
0.881% due 05/15/2037 - 09/15/2037	200	204
4.000% due 06/15/2038 - 07/15/2042	2,705	2,968
4.500% due 01/01/2045	12,000	13,006
5.000% due 03/01/2038	3,611	3,984
5.500% due 07/01/2028 - 07/01/2038	440	491
Ginnie Mae
0.560% due 11/20/2062	5,342	5,325
5.000% due 08/15/2038 - 05/15/2039	1,230	1,359
6.000% due 08/15/2037	198	227
Small Business Administration
4.430% due 05/01/2029	174	190
5.290% due 12/01/2027	38	42
5.490% due 03/01/2028	324	361
6.220% due 12/01/2028	45	52

Total U.S. Government Agencies (Cost $235,563)		237,409

U.S. TREASURY OBLIGATIONS 22.4%
U.S. Treasury Bonds
3.000% due 11/15/2044	6,650	6,991
3.125% due 08/15/2044 (f)	10,300	11,091
4.250% due 05/15/2039	6,400	8,237
4.500% due 08/15/2039	6,000	8,004
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (i)	15,211	14,831
0.125% due 07/15/2022 (i)	27,154	26,514
0.125% due 01/15/2023 (i)	2,777	2,692
0.125% due 07/15/2024 (i)	100	96
0.375% due 07/15/2023 (i)	7,346	7,279
1.125% due 01/15/2021 (i)	2,605	2,712
1.750% due 01/15/2028	3,627	4,117
2.000% due 01/15/2026	718	824
2.375% due 01/15/2025	16,375	19,269
2.375% due 01/15/2027	12,580	15,094
2.500% due 01/15/2029	7,409	9,225
3.625% due 04/15/2028 (i)	294	405
3.875% due 04/15/2029	1,155	1,659

U.S. Treasury Notes
1.875% due 11/30/2021 (f)(k)		20,200	20,085
2.125% due 09/30/2021 (h)(i)(k)		66,200	66,929
2.375% due 08/15/2024 (k)		22,900	23,313

Total U.S. Treasury Obligations (Cost $252,358)			249,367

MORTGAGE-BACKED SECURITIES 6.5%
Banc of America Commercial Mortgage Trust
5.547% due 06/10/2049		600	645
5.622% due 04/10/2049		110	110
BCAP LLC Trust
4.712% due 03/27/2037		1,414	922
Bear Stearns ALT-A Trust
0.330% due 02/25/2034		133	120
0.340% due 04/25/2037		3,304	2,388
ChaseFlex Trust
0.470% due 07/25/2037		1,574	1,360
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.400% due 07/25/2036		2,709	2,437
Countrywide Alternative Loan Trust
0.330% due 02/25/2047		120	106
0.350% due 05/25/2047		844	705
0.520% due 05/25/2037 ^		7,335	4,652
1.113% due 02/25/2036		68	62
Countrywide Home Loan Mortgage Pass-Through Trust
2.418% due 11/25/2034		42	40
2.466% due 02/20/2035		65	64
Credit Suisse Commercial Mortgage Trust
5.460% due 09/15/2039		4,270	4,505
DBRR Trust
0.853% due 02/25/2045		1,058	1,057
Eddystone Finance PLC
1.083% due 04/19/2021	GBP	1,988	3,051
First Horizon Mortgage Pass-Through Trust
2.567% due 11/25/2037		$3,350	2,987
Granite Master Issuer PLC
0.245% due 12/20/2054	EUR	687	826
0.305% due 12/20/2054		254	306
0.425% due 12/20/2054		$299	297
0.744% due 12/20/2054	GBP	3,011	4,659
0.824% due 12/20/2054		1,373	2,128
Granite Mortgages PLC
0.461% due 01/20/2044	EUR	13	16
0.880% due 03/20/2044	GBP	596	927
0.880% due 06/20/2044		508	791
0.938% due 01/20/2044		13	21
0.940% due 09/20/2044		59	92
GSR Mortgage Loan Trust
2.655% due 09/25/2035		$758	767
4.979% due 11/25/2035		18	17
6.000% due 03/25/2037		21	19
Indus Eclipse PLC
0.727% due 01/25/2020	GBP	314	482
IndyMac Mortgage Loan Trust
0.370% due 11/25/2046		$7,594	5,280
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		590	627
5.420% due 01/15/2049		282	302
JPMorgan Mortgage Trust
2.539% due 08/25/2034		277	279
2.581% due 07/25/2035		5,276	5,246
2.636% due 02/25/2035		7	6
5.750% due 01/25/2036 ^		17	16
LB Commercial Mortgage Trust
5.858% due 07/15/2044		4,449	4,852
Leek Finance PLC
0.840% due 12/21/2037	GBP	1,348	2,210
Merrill Lynch Mortgage Investors Trust
0.380% due 02/25/2036		$19	18
0.420% due 11/25/2035		31	29
4.978% due 09/25/2035 ^		468	431
Morgan Stanley Capital Trust
5.439% due 02/12/2044		189	191
5.610% due 04/15/2049		79	79
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		30	29
Residential Accredit Loans, Inc. Trust
0.355% due 08/25/2036		1,238	955
1.473% due 09/25/2045		126	103
5.500% due 01/25/2035		5,733	5,847
Silenus European Loan Conduit Ltd.
0.228% due 05/15/2019	EUR	535	640

Structured Asset Mortgage Investments Trust
0.300% due 03/25/2037		$75	57
0.414% due 07/19/2035		27	26
Wachovia Bank Commercial Mortgage Trust
0.241% due 06/15/2020		14	14
WaMu Mortgage Pass-Through Certificates Trust
0.843% due 01/25/2047		42	38
1.113% due 02/25/2046		242	230
1.313% due 11/25/2042		152	148
2.239% due 08/25/2046		7,079	6,181
Wells Fargo Mortgage-Backed Securities Trust
2.609% due 07/25/2036 ^		1,469	1,436
2.615% due 11/25/2034		512	519
2.616% due 01/25/2035		27	27

Total Mortgage-Backed Securities (Cost $71,492)			72,375

ASSET-BACKED SECURITIES 5.0%
Ally Auto Receivables Trust
0.200% due 10/15/2015		2,809	2,809
Asset-Backed Securities Corp. Home Equity Loan Trust
0.810% due 07/25/2035		300	274
Bear Stearns Asset-Backed Securities Trust
0.330% due 08/25/2036		1,959	1,699
BNC Mortgage Loan Trust
0.270% due 05/25/2037		34	32
Boyne Valley BV
0.542% due 02/12/2022	EUR	218	263
Citigroup Mortgage Loan Trust, Inc.
0.330% due 09/25/2036		$11,637	8,087
Cornerstone CLO Ltd.
0.451% due 07/15/2021		2,358	2,340
Countrywide Asset-Backed Certificates
0.880% due 12/25/2035		2,800	2,116
Duane Street CLO Ltd.
0.480% due 01/11/2021		1,786	1,775
First Franklin Mortgage Loan Trust
0.660% due 09/25/2035		1,000	958
Goldentree Loan Opportunities Ltd.
1.528% due 04/17/2022		10,000	9,968
GSAMP Trust
0.240% due 12/25/2036		28	14
Hillmark Funding Ltd.
0.481% due 05/21/2021		695	688
Hyde Park CDO BV
0.429% due 06/14/2022	EUR	1,281	1,538
Lockwood Grove CLO Ltd.
1.603% due 01/25/2024		$1,900	1,900
MASTR Asset-Backed Securities Trust
0.220% due 01/25/2037		36	16
Merrill Lynch Mortgage Investors Trust
0.320% due 08/25/2037		9,901	5,845
RMF Euro CDO PLC
0.431% due 09/11/2022	EUR	140	169
SG Mortgage Securities Trust
0.350% due 02/25/2036		$12,572	8,346
Skellig Rock BV
0.401% due 11/30/2022	EUR	531	639
SLM Private Education Loan Trust
1.261% due 08/15/2023		$3,106	3,123
3.411% due 05/16/2044		293	310
SLM Student Loan Trust
0.342% due 12/15/2023	EUR	829	986
Soundview Home Loan Trust
0.250% due 06/25/2037		$17	10
Venture CDO Ltd.
0.452% due 07/22/2021		596	587
Wells Fargo Home Equity Asset-Backed Securities Trust
0.760% due 11/25/2035		1,000	876

Total Asset-Backed Securities (Cost $53,653)			55,368

SOVEREIGN ISSUES 11.1%
Autonomous Community of Valencia
4.000% due 11/02/2016	EUR	4,100	5,234
4.375% due 07/16/2015		400	494
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,360
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	18,400	22,543
2.250% due 05/15/2016		5,000	6,199
2.750% due 12/01/2015		1,600	1,979
3.750% due 08/01/2015		1,300	1,604
3.750% due 04/15/2016		5,100	6,433

3.750% due 08/01/2016		200	254
4.500% due 07/15/2015		5,300	6,554
4.750% due 05/01/2017		100	133
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2015		400	482
Mexico Government International Bond
4.750% due 06/14/2018	MXN	24,300	1,645
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,800
Slovenia Government International Bond
4.125% due 02/18/2019		800	840
5.250% due 02/18/2024		1,500	1,656
5.850% due 05/10/2023		600	681
Spain Government International Bond
2.100% due 04/30/2017	EUR	400	502
2.750% due 10/31/2024		2,900	3,872
3.250% due 04/30/2016		500	628
3.300% due 07/30/2016		13,000	16,435
3.750% due 10/31/2015		2,300	2,859
4.250% due 10/31/2016		8,800	11,391
4.400% due 10/31/2023		18,000	26,960

Total Sovereign Issues (Cost $133,219)			123,538

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		8,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.3%
CERTIFICATES OF DEPOSIT 1.6%
Credit Suisse
0.475% due 03/31/2015		$100	100
0.645% due 12/07/2015		4,900	4,904
Intesa Sanpaolo SpA
1.650% due 04/07/2015		12,400	12,430

			17,434

REPURCHASE AGREEMENTS (e) 0.0%			397

JAPAN TREASURY BILLS 0.2%
0.000% due 01/08/2015 (b)	JPY	210,000	1,753

MEXICO TREASURY BILLS 2.2%
3.029% due 01/22/2015 - 05/28/2015 (b)	MXN	361,250	24,253

SLOVENIA TREASURY BILLS 0.7%
0.385% due 02/12/2015	EUR	6,100	7,378

U.S. TREASURY BILLS 0.6%
0.047% due 04/02/2015 - 05/28/2015 (b)(f)(i)(k)		$7,142	7,141

Total Short-Term Instruments (Cost $61,120)			58,356

Total Investments in Securities (Cost $1,093,536)			1,085,406

	SHARES
INVESTMENTS IN AFFILIATES 19.7%
SHORT-TERM INSTRUMENTS 19.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.7%
PIMCO Short-Term Floating NAV Portfolio		1,021	10
PIMCO Short-Term Floating NAV Portfolio III		22,056,504	218,624

Total Short-Term Instruments (Cost $220,096)			218,634

Total Investments in Affiliates (Cost $220,096)			218,634

Total Investments 117.4% (Cost $1,313,633)			$1,304,040
Financial Derivative Instruments (g)(j) (0.1%) (Cost or Premiums, net $(594))			(927)
Other Assets and Liabilities, net (17.3%)			(192,005)

Net Assets 100.0%			$1,111,108

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$397	Fannie Mae 2.260% due 10/17/2022	$(409)	$397	$397

Total Repurchase Agreements						$(409)	$397	$397

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	0.050%	01/05/2015	01/12/2015	$(7,970)	$(7,970)
JPS	0.250%	12/29/2014	01/05/2015	(6,048)	(6,048)
	1.300%	12/31/2014	01/02/2015	(6,276)	(6,276)

Total Reverse Repurchase Agreements					$(20,294)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $10,137 at a weighted average interest rate of (0.096%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	01/01/2045	$10,000	$(10,353)	$(10,420)
Fannie Mae	3.500%	02/01/2045	13,000	(13,473)	(13,510)
Fannie Mae	4.000%	01/01/2045	157,800	(167,498)	(168,371)
Fannie Mae	4.000%	02/01/2045	169,800	(180,376)	(180,710)
Fannie Mae	4.000%	03/12/2045	14,000	(14,858)	(14,858)

Total Short Sales				$(386,558)	$(387,869)

(f)	Securities with an aggregate market value of $21,321 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$103.000	01/23/2015	422	$4	$7
Put - CBOT U.S. Treasury 10-Year Note February Futures	106.000	01/23/2015	333	3	5
Put - CBOT U.S. Treasury 10-Year Note February Futures	107.000	01/23/2015	230	2	4
Put - CBOT U.S. Treasury 10-Year Note February Futures	110.000	01/23/2015	89	1	1
Put - CBOT U.S. Treasury 10-Year Note February Futures	112.000	01/23/2015	267	2	4
Put - CBOT U.S. Treasury 10-Year Note February Futures	114.000	01/23/2015	24	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	97.000	02/20/2015	474	4	8
Put - CBOT U.S. Treasury 10-Year Note March Futures	98.000	02/20/2015	29	0	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	100.000	02/20/2015	150	1	2

				$17	$32

Total Purchased Options				$17	$32

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,950.000	01/17/2015	56	$(67)	$(36)

Total Written Options				$(67)	$(36)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	913	$(227)	$11	$0
90-Day Eurodollar December Futures	Short	12/2016	913	188	0	(34)
90-Day Eurodollar June Futures	Short	06/2015	86	7	0	(1)
Mini MSCI EAFE Index March Futures	Long	03/2015	356	(296)	0	(191)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	1,575	391	345	0

Total Futures Contracts				$63	$356	$(226)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	(1.000%	)	06/20/2019	$2,400	$(44)	$2	$0	$0

Credit Default Swaps on Credit Indices - Sell Protection(2)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$51,800	$3,291	$(95)	$51	$0
CDX.IG-22 5-Year Index	1.000%	06/20/2019	2,400	44	5	0	0
CDX.IG-23 5-Year Index	1.000%	12/20/2019	555,900	9,058	668	45	0
iTraxx Europe 22 5-Year Index	1.000%	12/20/2019	EUR 56,800	1,263	(32)	0	(82)

				$13,656	$546	$96	$(82)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	06/17/2018		$189,800	$(755)	$(259)	$0	$(32)
Receive	3-Month USD-LIBOR	2.250%	12/17/2019		97,400	(2,340)	(346)	0	(78)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		414,600	(12,943)	(4,561)	0	(435)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		18,300	(3,109)	(3,983)	0	(28)
Pay	6-Month AUD-BBR-BBSW	3.250%	09/21/2017	AUD	27,000	202	173	47	0
Pay	6-Month AUD-BBR-BBSW	3.500%	12/20/2018		5,400	32	33	4	0
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2019		173,800	3,805	3,396	740	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/17/2019		25,200	1,037	617	109	0
Pay	6-Month AUD-BBR-BBSW	3.000%	06/17/2020		38,300	395	163	182	0
Receive	6-Month AUD-BBR-BBSW	3.750%	12/17/2024		69,800	(3,002)	(2,864)	0	(505)
Receive	6-Month AUD-BBR-BBSW	3.500%	06/17/2025		20,900	(431)	(135)	0	(155)
Pay	6-Month EUR-EURIBOR	1.008%	11/14/2024	EUR	23,200	589	589	30	0
Pay	6-Month EUR-EURIBOR	1.250%	03/18/2025		31,600	1,518	833	42	0
Receive	6-Month EUR-EURIBOR	1.750%	11/14/2044		9,200	(828)	(828)	0	(35)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		29,700	(4,788)	(3,121)	0	(117)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022	GBP	14,200	(454)	(316)	0	(68)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	14,200	26	(7)	0	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017		1,500	1	0	0	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		28,500	50	(10)	2	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		106,700	(46)	(16)	29	0
Pay	28-Day MXN-TIIE	5.660%	11/05/2021		76,800	(26)	(26)	22	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021		31,000	(11)	(11)	9	0
Pay	28-Day MXN-TIIE	5.580%	11/10/2021		32,800	(23)	(23)	9	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		38,300	46	28	19	0
Pay	28-Day MXN-TIIE	6.810%	06/19/2034		23,100	(8)	9	17	0

						$(21,063)	$(10,665)	$1,261	$(1,453)

Total Swap Agreements						$(7,451)	$(10,117)	$1,357	$(1,535)

(h)	Securities with an aggregate market value of $1,942 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(i)	Securities with an aggregate market value of $22,296 and cash of $10,328 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2015	AUD	35,545		$30,404	$1,385	$0
BOA	01/2015		12,410		10,699	567	0
	01/2015	NZD	9,557		7,465	34	(22)
	01/2015		$10,705	EUR	8,630	0	(263)
	01/2015		15,450	GBP	9,887	0	(40)
	01/2015		10,255	JPY	1,229,816	13	0
	02/2015	GBP	9,887		$15,446	40	0
	02/2015	JPY	1,229,814		10,257	0	(13)
	02/2015	NOK	37,275		5,338	342	0
	02/2015		$5,600	NOK	38,085	0	(496)
	05/2015	CAD	12,135		$11,055	639	0
	06/2015	EUR	4,849		6,593	716	0
	06/2016		13,640		18,675	1,975	0
	06/2016		$800	EUR	592	0	(75)
BPS	01/2015	BRL	15,532		$5,848	4	0
	01/2015	MXN	59,676		4,495	454	0
	01/2015		$5,978	BRL	15,532	0	(135)
	02/2015	MXN	41,793		$3,151	326	0
	02/2015		$1,523	MXN	20,636	0	(127)
	06/2015	EUR	2,177		$2,952	314	0
	06/2015		$4,141	EUR	3,088	0	(398)
BRC	02/2015		233	MXN	3,169	0	(19)
	06/2015	EUR	5,655		$7,604	751	0
	06/2015		$22,903	EUR	17,057	0	(2,231)
	06/2016	EUR	2,579		$3,546	387	0
CBK	01/2015	JPY	24,100		203	2	0
	01/2015		$19,109	EUR	15,446	0	(419)
	02/2015	CHF	437		$446	6	0
	02/2015	MXN	2,424		178	14	0
	02/2015		$667	INR	41,688	0	(14)
	02/2015		5,736	MXN	78,446	0	(429)
	03/2015	CAD	823		$718	11	0
	06/2015	EUR	3,196		4,369	496	0
DUB	01/2015	BRL	15,532		6,037	194	0
	01/2015		$5,848	BRL	15,532	0	(4)
	05/2015	MXN	254,594		$18,442	1,339	0
	07/2015		$5,725	BRL	15,532	0	(168)
	06/2016	EUR	1,415		$1,937	205	0
	06/2016		$2,157	EUR	1,596	0	(203)
FBF	01/2015	GBP	6,792		$10,662	76	0
	01/2015	JPY	2,640,777		22,471	424	0
	02/2015		$4,561	INR	284,606	0	(101)
	06/2015	EUR	11,708		$15,688	1,498	0
	06/2015		$12,281	EUR	9,164	0	(1,175)
GLM	01/2015	AUD	27,456		$22,853	438	0
	01/2015	EUR	14,463		17,915	414	0
	01/2015	ILS	99		25	0	0
	01/2015	SGD	93		70	0	0
	01/2015		$10,646	AUD	12,265	0	(633)
	01/2015		138,608	EUR	113,762	0	(950)
	01/2015		8,808	NZD	11,256	0	(28)
	02/2015	EUR	113,762		$138,649	948	0
	02/2015	MXN	6,143		453	37	0
	03/2015	CAD	15,753		13,574	33	0
HUS	01/2015		$8,195	AUD	9,806	0	(190)
	01/2015		10,725	JPY	1,269,100	0	(130)
JPM	01/2015	GBP	3,095		$4,843	19	0
	01/2015	JPY	43,600		361	0	(3)
	01/2015		$867	EUR	705	0	(14)
	01/2015		2,211	NZD	2,834	0	0
	01/2015		4,940	ZAR	54,847	0	(217)
	01/2015	ZAR	56,008		$5,070	248	0
	02/2015	INR	3,951		63	1	0
	02/2015	MXN	24,137		1,649	17	0
	02/2015	SEK	1,105		146	4	0
	02/2015		$11,280	INR	710,155	0	(152)
	02/2015		464	MXN	6,800	0	(4)
	06/2015		6,250	EUR	4,674	0	(585)
MSB	01/2015	EUR	124,080		$154,200	4,057	0
	01/2015		$43,675	AUD	53,340	0	(129)
	02/2015	AUD	53,340		$43,583	128	0
	06/2015	EUR	3,632		4,979	577	0
	06/2016		3,621		4,980	547	0
NAB	06/2015		2,766		3,761	409	0
	06/2016		7,878		10,817	1,170	0
	07/2016		7,277		9,872	947	0
NGF	02/2015	HKD	1,078		139	0	0
RBC	02/2015	MXN	4,004		274	3	0
	02/2015		$4,909	MXN	64,859	0	(521)

Total Forward Foreign Currency Contracts						$22,209	$(9,888)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC CDX.IG-23 5-Year Index	Sell	0.700%	03/18/2015		$9,500	$22	$33
FBF	Put - OTC CDX.IG-23 5-Year Index	Buy	1.500%	02/18/2015		26,000	3	1
	Put - OTC CDX.IG-23 5-Year Index	Buy	1.600%	02/18/2015		263,000	26	6
JPM	Put - OTC iTraxx Europe 22 5-Year Index	Buy	1.700%	02/18/2015	EUR	46,500	6	0

							$57	$40

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus CNH	CNH	6.310	12/03/2015	$825	$10	$15
HUS	Put - OTC USD versus CAD	CAD	1.045	02/02/2015	10,000	1	0
	Call - OTC USD versus CNH	CNH	6.310	12/03/2015	13,780	173	240
	Call - OTC USD versus CNY	CNY	6.250	12/02/2015	14,294	157	260

						$341	$515

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	$86,300	$196	$147
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	45,000	93	82
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.460%	11/27/2017	4,400	337	252
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.525%	11/27/2017	5,300	459	283
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	11/27/2017	7,100	518	369
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	173,000	500	296
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.113%	12/16/2015	123,600	327	207
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/09/2015	16,900	938	1,735
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/24/2015	17,000	918	1,754
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	10/27/2017	21,900	1,561	1,107

							$5,847	$6,232

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC Fannie Mae 4.000% due 01/01/2045	$109.063	01/07/2015	$102,000	$4	$0
	Call - OTC Fannie Mae 4.000% due 02/01/2045	111.781	02/05/2015	30,000	1	0
JPM	Call - OTC Fannie Mae 4.000% due 02/01/2045	118.000	02/05/2015	27,300	1	0

					$6	$0

Straddle Options

Counterparty	Description	Exercise Level(1)	Expiration Date	Notional Amount	Cost (1)	Market Value
BOA	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/06/2015	$2,300	$187	$203
	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/19/2015	1,100	90	97

					$277	$300

Total Purchased Options					$6,528	$7,087

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	0.950%	03/18/2015		$9,500	$(23)	$(8)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	2,500	(5)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		2,500	(4)	0
BRC	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		$9,300	(6)	(2)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		22,500	(27)	(6)
CBK	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	02/18/2015		14,900	(22)	(16)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	23,400	(38)	(28)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		2,700	(5)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		20,700	(49)	(1)
FBF	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	01/21/2015		2,500	(2)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		5,000	(2)	(1)
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		6,300	(5)	(5)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		6,300	(12)	(11)
JPM	Put - OTC CDX.IG-23 5-Year Index	Sell	0.750%	01/21/2015		$900	(1)	0
	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	02/18/2015		8,600	(4)	(6)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.900%	02/18/2015		8,600	(14)	(5)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	03/18/2015		14,900	(27)	(21)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	27,800	(39)	(33)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		27,800	(78)	(2)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		7,600	(7)	(5)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		7,600	(13)	(13)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		1,400	(3)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		1,400	(2)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		17,000	(20)	(16)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		17,000	(32)	(16)

							$(440)	$(201)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus USD		$0.795	01/16/2015	AUD	4,900	$(16)	$(7)
	Put - OTC GBP versus JPY	JPY	181.200	02/13/2015	GBP	3,030	(33)	(24)
	Call - OTC GBP versus JPY		193.500	02/13/2015		3,030	(32)	(15)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$100	(1)	(1)
	Call - OTC USD versus BRL		2.815	02/12/2015		100	(1)	(1)
	Call - OTC USD versus CNH	CNH	6.492	12/03/2015		825	(5)	(8)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		700	(39)	(10)
CBK	Put - OTC EUR versus AUD	AUD	1.425	01/22/2015	EUR	9,076	(65)	(5)
	Call - OTC EUR versus AUD		1.465	01/22/2015		9,076	(97)	(192)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$1,000	(9)	(7)
	Call - OTC USD versus BRL		2.815	02/12/2015		1,000	(8)	(6)
	Put - OTC USD versus MXN	MXN	13.350	02/04/2015		2,600	(12)	0
DUB	Put - OTC AUD versus JPY	JPY	93.870	02/13/2015	AUD	5,990	(32)	(21)
	Call - OTC AUD versus JPY		100.500	02/13/2015		5,990	(35)	(19)
FBF	Put - OTC AUD versus NZD	NZD	1.095	02/04/2015		4,500	(23)	(168)
	Put - OTC AUD versus USD		$0.795	01/16/2015		6,468	(25)	(10)
	Put - OTC EUR versus CAD	CAD	1.400	02/05/2015	EUR	4,100	(31)	(44)
	Call - OTC EUR versus CAD		1.460	02/05/2015		4,100	(35)	(8)
GLM	Put - OTC AUD versus NZD	NZD	1.105	02/04/2015	AUD	1,700	(8)	(76)
	Put - OTC USD versus MXN	MXN	14.200	02/12/2015		$5,290	(36)	(6)
	Call - OTC USD versus MXN		15.100	02/12/2015		5,290	(30)	(38)
HUS	Call - OTC USD versus CNH	CNH	6.492	12/03/2015		13,780	(86)	(129)
	Call - OTC USD versus CNY	CNY	6.500	12/02/2015		14,294	(57)	(109)
JPM	Put - OTC EUR versus JPY	JPY	142.000	02/09/2015	EUR	3,830	(34)	(30)
	Call - OTC EUR versus JPY		151.300	02/09/2015		3,830	(31)	(9)
	Put - OTC GBP versus AUD	AUD	1.830	02/05/2015	GBP	3,400	(46)	(4)
	Call - OTC GBP versus AUD		1.885	02/05/2015		3,400	(46)	(109)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$3,800	(34)	(25)
	Call - OTC USD versus BRL		2.815	02/12/2015		3,800	(32)	(24)

							$(939)	$(1,105)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,300	$(11)	$0
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	2,700	(24)	(1)
	Floor - OTC CPURNSA Index	TBD	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	300	(4)	0

						$(39)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		$4,400	$(19)	$(37)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		4,400	(21)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		9,300	(101)	(118)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		17,800	(216)	(311)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		18,500	(338)	(276)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		22,300	(460)	(314)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		29,800	(518)	(411)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.650%	01/22/2015	GBP	5,100	(35)	(81)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.000%	01/22/2015		5,100	(28)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		$35,600	(503)	(622)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		92,100	(1,579)	(1,230)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/12/2020)	3-Month USD-LIBOR	Receive	3.410%	11/09/2015		61,200	(939)	(1,615)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/27/2020)	3-Month USD-LIBOR	Receive	3.410%	11/24/2015		61,700	(926)	(1,640)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		10,900	(50)	(92)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		10,900	(55)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		26,900	(327)	(250)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	01/07/2015		12,200	(118)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	02/06/2015		12,100	(159)	(3)

								$(6,392)	$(7,001)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC BNP Paribas Equity Index	$0.000	02/05/2015	$22,000	$(15)	$(15)

Total Written Options					$(7,825)	$(8,323)

Swap Agreements:

Correlation Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Correlation	Correlation Asset	Correlation Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	USD-BRL versus EUR-BRL	81.50%	04/24/2015	$200	$0	$(4)	$0	$(4)
	Receive	USD-BRL versus EUR-BRL	80.00%	04/27/2015	300	0	(7)	0	(7)
GLM	Receive	USD-BRL versus EUR-BRL	81.00%	04/24/2015	100	0	(2)	0	(2)
						$0	$(13)	$0	$(13)

Credit Default Swaps on Sovereign Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BPS	Venezuela Government International Bond	(5.000%)	09/20/2019	42.022%	$100	$31	$24	$55	$0
JPM	Venezuela Government International Bond	(5.000%)	06/20/2015	53.467%	100	12	7	19	0
	Venezuela Government International Bond	(5.000%)	09/20/2019	42.022%	100	30	25	55	0

						$73	$56	$129	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2016	1.204%	$12,500	$(145)	$99	$0	$(46)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%	3,200	(46)	(93)	0	(139)
	General Electric Capital Corp.	1.000%	12/20/2015	0.292%	400	(8)	11	3	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.358%	3,000	(70)	104	34	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%	2,500	(45)	33	0	(12)
	Italy Government International Bond	1.000%	09/20/2019	1.155%	400	0	(2)	0	(2)
	MetLife, Inc.	1.000%	12/20/2015	0.122%	500	(24)	28	4	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%	900	(2)	9	7	0
	Mexico Government International Bond	1.000%	12/20/2019	0.996%	1,900	15	(14)	1	0
	Prudential Financial, Inc.	1.000%	12/20/2015	0.090%	300	(9)	12	3	0
BPS	China Government International Bond	1.000%	12/20/2019	0.821%	4,600	26	15	41	0
BRC	Brazil Government International Bond	1.000%	09/20/2015	0.789%	1,000	(8)	10	2	0
	Brazil Government International Bond	1.000%	12/20/2015	0.918%	1,300	(7)	9	2	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.339%	2,700	40	(13)	27	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.450%	700	(12)	18	6	0
	Italy Government International Bond	1.000%	09/20/2019	1.155%	100	0	(1)	0	(1)
	Mexico Government International Bond	1.000%	09/20/2015	0.370%	1,000	(8)	13	5	0
	Mexico Government International Bond	1.000%	12/20/2019	0.996%	1,100	9	(9)	0	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%	500	(6)	(8)	0	(14)
CBK	Berkshire Hathaway Finance Corp.	1.000%	09/20/2016	0.192%	1,200	(9)	26	17	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%	2,000	(6)	4	0	(2)
	China Government International Bond	1.000%	12/20/2019	0.821%	5,300	43	4	47	0
	Dell, Inc.	1.000%	12/20/2019	1.525%	3,000	(225)	152	0	(73)
	Indonesia Government International Bond	1.000%	06/20/2016	0.450%	100	(2)	3	1	0
	Italy Government International Bond	1.000%	12/20/2019	1.191%	3,900	(30)	(4)	0	(34)
	MetLife, Inc.	1.000%	12/20/2015	0.122%	400	(14)	18	4	0
	Mexico Government International Bond	1.000%	06/20/2016	0.487%	3,300	0	26	26	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%	2,500	(29)	(43)	0	(72)
DUB	China Government International Bond	1.000%	12/20/2019	0.821%	6,400	45	11	56	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%	2,200	(36)	30	0	(6)
	Italy Government International Bond	1.000%	06/20/2019	1.114%	900	(15)	11	0	(4)
	Mexico Government International Bond	1.000%	06/20/2016	0.487%	2,100	5	11	16	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%	200	(2)	(3)	0	(5)
	Spain Government International Bond	1.000%	06/20/2019	0.749%	8,600	0	96	96	0
FBF	Brazil Government International Bond	1.000%	09/20/2015	0.789%	200	(2)	3	1	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%	1,900	(3)	1	0	(2)
GST	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%	800	(10)	(25)	0	(35)
	General Electric Capital Corp.	1.000%	03/20/2016	0.311%	1,700	(29)	44	15	0
	Japan Government International Bond	1.000%	12/20/2015	0.162%	1,900	(18)	34	16	0
	MetLife, Inc.	1.000%	09/20/2015	0.084%	800	(51)	57	6	0
	Mexico Government International Bond	1.000%	03/20/2016	0.437%	5,000	(154)	190	36	0
	Mexico Government International Bond	1.000%	12/20/2019	0.996%	1,400	10	(9)	1	0
	Spain Government International Bond	1.000%	06/20/2019	0.749%	4,000	2	42	44	0
HUS	Brazil Government International Bond	1.000%	06/20/2015	0.788%	400	(11)	11	0	0
	Brazil Government International Bond	1.000%	12/20/2015	0.918%	2,500	(14)	17	3	0
	China Government International Bond	1.000%	12/20/2019	0.821%	1,700	14	1	15	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.450%	300	(5)	8	3	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%	2,200	(37)	32	0	(5)
	Italy Government International Bond	1.000%	06/20/2019	1.114%	200	(1)	0	0	(1)
	Mexico Government International Bond	1.000%	12/20/2018	0.820%	4,800	(12)	47	35	0
	Mexico Government International Bond	1.000%	12/20/2019	0.996%	6,200	41	(38)	3	0
JPM	China Government International Bond	1.000%	12/20/2019	0.821%	28,800	220	34	254	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.450%	100	(2)	3	1	0
	MetLife, Inc.	1.000%	09/20/2015	0.084%	1,100	(65)	73	8	0
	Mexico Government International Bond	1.000%	12/20/2019	0.996%	900	6	(6)	0	0
	Spain Government International Bond	1.000%	06/20/2019	0.749%	4,700	(2)	55	53	0
MYC	Indonesia Government International Bond	1.000%	12/20/2015	0.318%	3,600	(214)	239	25	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%	1,000	(17)	14	0	(3)
	Spain Government International Bond	1.000%	06/20/2019	0.749%	1,800	4	16	20	0
	United Kingdom Gilt	1.000%	06/20/2015	0.035%	200	2	(1)	1	0
RYL	Mexico Government International Bond	1.000%	09/20/2015	0.370%	200	(2)	3	1	0
SOG	United Kingdom Gilt	1.000%	03/20/2015	0.035%	200	1	(1)	0	0

						$(924)	$1,407	$939	$(456)

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$362	$(71)	$(1)	$0	$(72)
	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	600	80	4	84	0
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	2,726	160	(169)	0	(9)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	600	80	4	84	0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	564	69	(71)	0	(2)
GST	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	5,700	789	10	799	0
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	96	0	1	1	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	5,452	344	(364)	0	(20)
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	193	0	3	3	0

					$1,451	$(583)	$971	$(103)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	435	$0	$39	$39	$0
	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	1,300	1	(32)	0	(31)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		24,100	66	(28)	38	0
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	220	2	18	20	0
	Pay	1-Year BRL-CDI	11.600%	01/02/2015	BRL	172,100	0	2	2	0
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		60,200	29	(206)	0	(177)
	Pay	1-Year BRL-CDI	11.160%	01/04/2021		81,200	(155)	(657)	0	(812)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		29,800	8	39	47	0
DUB	Pay	1-Year BRL-CDI	11.680%	01/04/2021		35,800	115	(229)	0	(114)
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	100	2	(1)	1	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		290	0	27	27	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		112	0	2	2	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		100	1	7	8	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	5,600	23	(41)	0	(18)
GLM	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	215	0	19	19	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		648	(1)	14	13	0
	Pay	1-Month GBP-UKRPI	3.510%	12/15/2044		400	0	25	25	0
	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	700	0	(17)	0	(17)
HUS	Pay	1-Year BRL-CDI	8.950%	01/02/2017	BRL	1,300	0	(34)	0	(34)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		16,100	59	(110)	0	(51)
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	300	0	0	0	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		4,500	(1)	9	8	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		100	0	0	0	0
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	200	1	14	15	0
MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		230	0	21	21	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	400	(1)	(10)	0	(11)
	Pay	28-Day MXN-TIIE	5.630%	10/11/2021	MXN	11,200	4	(9)	0	(5)

							$153	$(1,138)	$285	$(1,270)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Receive	NDDUEAFE Index	20,571	3-Month USD-LIBOR less a specified spread	10/22/2015	$100,002		$121	$121	$0
	Receive	NDDUEAFE Index	61,446	3-Month USD-LIBOR less a specified spread	11/20/2015	303,607		(4,544)	0	(4,544)
	Receive	NDDUEAFE Index	57,664	3-Month USD-LIBOR plus a specified spread	01/15/2016	289,998		(9,298)	0	(9,298)
	Receive	NDDUEAFE Index	53,095	3-Month USD-LIBOR plus a specified spread	01/22/2016	257,274		3,297	3,297	0
GST	Receive	NDDUEAFE Index	25,515	3-Month USD-LIBOR less a specified spread	11/16/2015	126,216		(2,018)	0	(2,018)

								$(12,442)	$3,418	$(15,860)

Total Swap Agreements							$753	$(12,713)	$5,742	$(17,702)

(7)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $12,791 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$6,034	$0	$6,034
Corporate Bonds & Notes
Banking & Finance	0	181,886	252	182,138
Industrials	0	65,101	0	65,101
Utilities	0	20,325	0	20,325
Municipal Bonds & Notes
Arizona	0	1,161	0	1,161
California	0	8,474	0	8,474
Illinois	0	126	0	126
Louisiana	0	714	0	714
Nebraska	0	117	0	117
New Jersey	0	1,451	0	1,451
New York	0	3,014	0	3,014
North Carolina	0	114	0	114
Ohio	0	88	0	88
Tennessee	0	136	0	136
U.S. Government Agencies	0	237,409	0	237,409
U.S. Treasury Obligations	0	249,367	0	249,367
Mortgage-Backed Securities	0	71,318	1,057	72,375
Asset-Backed Securities	0	55,368	0	55,368
Sovereign Issues	0	123,538	0	123,538
Short-Term Instruments
Certificates of Deposit	0	17,434	0	17,434
Repurchase Agreements	0	397	0	397
Japan Treasury Bills	0	1,753	0	1,753
Mexico Treasury Bills	0	24,253	0	24,253
Slovenia Treasury Bills	0	7,378	0	7,378
U.S. Treasury Bills	0	7,141	0	7,141
	$0	$1,084,097	$1,309	$1,085,406

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$218,634	$0	$0	$218,634

Total Investments	$218,634	$1,084,097	$1,309	$1,304,040

Short Sales, at Value - Liabilities

U.S. Government Agencies	$0	$(387,869)	$0	$(387,869)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	356	1,389	0	1,745
Over the counter	0	35,038	0	35,038
	$356	$36,427	$0	$36,783

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(226)	(1,571)	0	(1,797)
Over the counter	0	(35,898)	(15)	(35,913)

	$(226)	$(37,469)	$(15)	$(37,710)

Totals	$218,764	$695,186	$1,294	$915,244

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Intl Low Volatility RAFI® -PLUS AR Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.2%
BANK LOAN OBLIGATIONS 1.9%
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		$1,500	$1,502
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		3,107	2,839
Grifols Worldwide Operations USA, Inc.
3.169% due 02/27/2021		3,573	3,530
H.J. Heinz Co.
3.500% due 06/05/2020		18,170	18,095
Hologic, Inc.
3.250% due 08/01/2019		4,671	4,655
Las Vegas Sands LLC
3.250% due 12/18/2020		7,799	7,763
Mallinckrodt International Finance S.A.
3.250% due 03/19/2021		3,573	3,507
Reynolds Group Holdings, Inc.
4.000% due 12/01/2018		6,237	6,138

Total Bank Loan Obligations (Cost $48,827)			48,029

CORPORATE BONDS & NOTES 28.5%
BANKING & FINANCE 20.4%
Ally Financial, Inc.
2.500% due 03/15/2017		5,000	4,920
2.750% due 01/30/2017		5,100	5,097
3.500% due 07/18/2016		8,400	8,516
4.625% due 06/26/2015		500	504
5.500% due 02/15/2017		6,100	6,420
8.300% due 02/12/2015		8,100	8,151
AyT Cedulas Cajas Fondo de Titulizacion de Activos
3.750% due 03/31/2015	EUR	7,500	9,151
Banca Monte dei Paschi di Siena SpA
3.125% due 06/30/2015		2,500	3,064
4.875% due 09/15/2016		14,300	18,500
5.000% due 02/09/2019		3,700	5,037
Banca Popolare di Milano Scarl
3.250% due 11/16/2015		1,300	1,611
Banco Bradesco S.A.
4.500% due 01/12/2017		$3,000	3,113
Banco Popular Espanol S.A.
3.500% due 09/11/2017	EUR	1,300	1,699
4.125% due 03/30/2017		1,500	1,965
11.500% due 10/10/2018 (d)		500	690
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$4,330	4,509
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	5,700	6,688
Bank of America Corp.
1.125% due 04/01/2019		$8,500	8,523
1.317% due 03/22/2018		900	907
2.650% due 04/01/2019		2,600	2,622
5.650% due 05/01/2018		2,200	2,446
6.000% due 09/01/2017		3,100	3,421
6.500% due 10/23/2024 (d)		400	408
Bank of America N.A.
0.652% due 05/08/2017		17,000	16,982
5.300% due 03/15/2017		300	322
Bankia S.A.
3.500% due 12/14/2015	EUR	1,100	1,372
3.625% due 10/05/2016		4,550	5,829
4.250% due 07/05/2016		11,000	14,116
Barclays Bank PLC
7.625% due 11/21/2022		$3,600	3,943
7.750% due 04/10/2023		400	437
14.000% due 06/15/2019 (d)	GBP	300	616
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	200	237
8.000% due 12/15/2020 (d)		2,400	3,037
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$5,600	6,459
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		2,900	2,937
BNP Paribas S.A.
0.542% due 11/07/2015		13,000	12,983

BPCE S.A.
0.873% due 06/17/2017		14,800	14,833
2.500% due 07/15/2019		1,000	1,006
Caixa Economica Federal
4.250% due 05/13/2019		9,100	8,895
CIT Group, Inc.
4.250% due 08/15/2017		7,100	7,260
5.250% due 03/15/2018		500	523
Citigroup, Inc.
3.953% due 06/15/2016		2,000	2,077
Credit Agricole S.A.
0.785% due 06/12/2017		11,700	11,716
Depfa ACS Bank
2.125% due 10/13/2017	CHF	3,000	3,185
3.875% due 11/14/2016	EUR	9,503	12,279
Deutsche Annington Finance BV
3.200% due 10/02/2017		$100	102
Dexia Credit Local S.A.
0.266% due 11/04/2015	EUR	2,400	2,909
1.375% due 09/18/2019		100	126
2.000% due 01/22/2021		100	131
2.250% due 01/30/2019		$500	507
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		2,273	2,353
Eksportfinans ASA
0.720% due 07/28/2016	JPY	200,000	1,640
2.375% due 05/25/2016		$500	502
5.500% due 05/25/2016		1,300	1,362
5.500% due 06/26/2017		600	642
EUROFIMA
6.250% due 12/28/2018	AUD	100	92
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	4,400	6,804
Ford Motor Credit Co. LLC
2.375% due 01/16/2018		$1,800	1,812
2.750% due 05/15/2015		8,800	8,860
3.000% due 06/12/2017		3,200	3,285
4.207% due 04/15/2016		4,650	4,815
General Electric Capital Corp.
3.800% due 06/18/2019		13,900	14,782
General Motors Financial Co., Inc.
2.750% due 05/15/2016		6,700	6,821
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	9,000	11,262
4.250% due 01/18/2017		2,700	3,542
Goldman Sachs Group, Inc.
5.375% due 03/15/2020		$4,400	4,934
7.500% due 02/15/2019		7,700	9,167
HBOS PLC
6.750% due 05/21/2018		3,700	4,133
HSBC Holdings PLC
6.375% due 09/17/2024 (d)		200	202
ING Bank NV
2.000% due 09/25/2015		7,000	7,056
5.125% due 05/01/2015		3,100	3,142
International Lease Finance Corp.
5.750% due 05/15/2016		1,600	1,663
8.750% due 03/15/2017		6,900	7,659
Intesa Sanpaolo SpA
3.125% due 01/15/2016		2,900	2,947
JPMorgan Chase & Co.
0.752% due 02/15/2017		700	699
0.784% due 04/25/2018		23,300	23,266
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	600	521
LeasePlan Corp. NV
2.500% due 05/16/2018		$7,500	7,509
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	1,900	2,966
Morgan Stanley
1.514% due 04/25/2018		$1,700	1,728
5.500% due 01/26/2020		3,500	3,942
6.625% due 04/01/2018		2,500	2,850
Navient Corp.
4.875% due 06/17/2019		6,400	6,435
6.250% due 01/25/2016		7,900	8,236
8.450% due 06/15/2018		2,400	2,682
Novo Banco S.A.
3.875% due 01/21/2015	EUR	300	363
5.000% due 04/04/2019		500	599
5.000% due 05/14/2019		717	857
5.875% due 11/09/2015		100	122
Rabobank Group
0.563% due 04/28/2017		$7,500	7,499
4.000% due 09/10/2015	GBP	400	637

RCI Banque S.A.
4.600% due 04/12/2016		$4,500	4,678
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		1,800	1,802
Shinsei Bank Ltd.
7.375% due 09/14/2020	EUR	3,980	5,016
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		$18,900	18,753
SL Green Realty Corp.
4.500% due 12/01/2022		2,600	2,651
Springleaf Finance Corp.
5.400% due 12/01/2015		400	411
6.900% due 12/15/2017		3,000	3,203
Stadshypotek AB
1.250% due 05/23/2018		17,900	17,674
Standard Chartered PLC
3.200% due 05/12/2016		2,800	2,878
3.850% due 04/27/2015		6,500	6,566
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		2,400	2,490
Swedbank Hypotek AB
1.375% due 03/28/2018		6,100	6,045
Toronto-Dominion Bank
2.125% due 07/02/2019		7,100	7,074
UBS AG
5.125% due 05/15/2024		1,800	1,812
7.625% due 08/17/2022		6,300	7,428
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	400	669
6.000% due 04/15/2021		3,200	5,274
Wells Fargo & Co.
0.641% due 09/14/2018		$11,800	11,686

			529,279

INDUSTRIALS 4.8%
ADT Corp.
4.875% due 07/15/2042		4,600	3,421
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		6,000	5,820
Amgen, Inc.
0.833% due 05/22/2019		4,000	4,004
2.200% due 05/22/2019		9,900	9,865
Ashland, Inc.
3.000% due 03/15/2016		4,100	4,141
California Resources Corp.
5.000% due 01/15/2020		6,000	5,235
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		9,700	9,045
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		5,800	6,351
CNPC General Capital Ltd.
1.133% due 05/14/2017		3,500	3,508
2.750% due 05/14/2019		1,200	1,193
DISH DBS Corp.
7.125% due 02/01/2016		1,300	1,370
7.750% due 05/31/2015		900	926
HCA, Inc.
4.750% due 05/01/2023		7,200	7,344
6.500% due 02/15/2016		400	418
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	10,300	10,233
KP Germany Erste GmbH
11.625% due 07/15/2017		2,900	3,776
Kraft Foods Group, Inc.
1.625% due 06/04/2015		$3,300	3,315
MGM Resorts International
6.625% due 07/15/2015		1,600	1,632
7.500% due 06/01/2016		4,800	5,076
Nissan Motor Acceptance Corp.
0.785% due 03/03/2017		1,200	1,204
1.950% due 09/12/2017		5,900	5,943
Petrobras International Finance Co. S.A.
7.875% due 03/15/2019		1,850	1,956
Roche Holdings, Inc.
0.597% due 09/30/2019		3,500	3,499
Rock-Tenn Co.
4.900% due 03/01/2022		4,100	4,411
Seadrill Ltd.
6.125% due 09/15/2017		3,200	2,848
TRW Automotive, Inc.
7.250% due 03/15/2017		2,600	2,886
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		5,545	6,182

Wynn Macau Ltd.
5.250% due 10/15/2021		9,900	9,355

			124,957

UTILITIES 3.3%
AES Corp.
3.234% due 06/01/2019		6,500	6,354
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	800	1,027
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		$6,200	6,174
Korea Hydro & Nuclear Power Co. Ltd.
1.013% due 05/22/2017		1,800	1,800
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		3,127	2,939
Orange S.A.
8.000% due 12/20/2017	GBP	100	185
Petrobras Global Finance BV
2.371% due 01/15/2019		$2,100	1,868
2.603% due 03/17/2017		11,500	10,644
3.123% due 03/17/2020		5,700	5,161
3.250% due 03/17/2017		3,700	3,496
Sinopec Group Overseas Development Ltd.
1.009% due 04/10/2017		10,200	10,219
1.750% due 04/10/2017		8,300	8,271
Sprint Communications, Inc.
8.375% due 08/15/2017		13,645	14,771
Verizon Communications, Inc.
1.991% due 09/14/2018		10,200	10,620
6.400% due 09/15/2033		1,964	2,423

			85,952

Total Corporate Bonds & Notes (Cost $765,924)			740,188

MUNICIPAL BONDS & NOTES 0.2%
RHODE ISLAND 0.1%
Rhode Island Student Loan Authority Revenue Bonds, Series 2014
0.856% due 10/02/2028		1,866	1,863

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		3,890	3,348

Total Municipal Bonds & Notes (Cost $5,173)			5,211

U.S. GOVERNMENT AGENCIES 10.5%
Fannie Mae
3.500% due 10/01/2020 - 01/01/2030		130,993	138,500
4.000% due 01/01/2045		54,000	57,617
5.480% due 07/01/2018		100	108
Freddie Mac
0.561% due 11/15/2043		74,716	74,999

Total U.S. Government Agencies (Cost $270,413)			271,224

U.S. TREASURY OBLIGATIONS 26.7%
U.S. Treasury Bonds
3.125% due 08/15/2044 (f)		184,000	198,130
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (i)		29,058	28,332
0.125% due 07/15/2022 (i)		126,995	124,004
0.125% due 01/15/2023 (i)		16,355	15,852
0.125% due 07/15/2024 (i)		19,199	18,532
0.750% due 02/15/2042 (i)		27,215	26,577
2.375% due 01/15/2025		4,031	4,743
U.S. Treasury Notes (k)
1.875% due 11/30/2021 (f)		62,100	61,746
2.125% due 09/30/2021 (h)		193,300	195,429
2.250% due 07/31/2021		800	816
2.500% due 05/15/2024		500	515
2.750% due 11/15/2023		17,000	17,888

Total U.S. Treasury Obligations (Cost $675,395)			692,564

MORTGAGE-BACKED SECURITIES 4.0%
Banc of America Commercial Mortgage Trust
5.414% due 09/10/2047		5,500	5,758
BCAP LLC Trust
0.380% due 05/25/2047		429	321
Bear Stearns Adjustable Rate Mortgage Trust
2.786% due 02/25/2034		412	405

Citigroup Commercial Mortgage Trust
0.911% due 06/15/2033		18,300	18,342
2.210% due 09/10/2045 (a)		21,331	2,144
Citigroup Mortgage Loan Trust, Inc.
2.540% due 10/25/2035		152	151
Claris ABS
0.538% due 10/31/2060	EUR	13,533	16,221
Commercial Mortgage Trust
2.365% due 02/10/2029		$11,350	11,579
Downey Savings & Loan Association Mortgage Loan Trust
2.491% due 07/19/2044		52	52
Extended Stay America Trust
2.958% due 12/05/2031		300	305
GP Portfolio Trust
1.111% due 02/15/2027		100	100
Granite Mortgages PLC
1.211% due 07/20/2043		512	512
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		9,700	10,356
IndyMac Mortgage Loan Trust
0.410% due 04/25/2035		2,127	1,905
Leo-Mesdag BV
0.462% due 08/29/2019	EUR	8,357	10,063
Maxis Loans Securitisation
4.373% due 09/12/2041	AUD	56	46
Merrill Lynch Mortgage Investors Trust
0.420% due 11/25/2035		$2,509	2,383
2.127% due 04/25/2035		1,560	1,520
Prime Mortgage Trust
0.570% due 02/25/2034		70	66
RMAC PLC
0.213% due 06/12/2037	EUR	2,035	2,303
Thornburg Mortgage Securities Trust
1.794% due 06/25/2047		$4,950	4,463
Wells Fargo Commercial Mortgage Trust
1.185% due 02/15/2027		14,900	14,906

Total Mortgage-Backed Securities (Cost $107,598)			103,901

ASSET-BACKED SECURITIES 6.4%
Aimco CLO
0.482% due 08/20/2020		1,643	1,636
Alba SPV SRL
1.581% due 04/20/2040	EUR	4,389	5,331
Ally Auto Receivables Trust
0.480% due 02/15/2017		$16,100	16,086
Avoca CLO PLC
0.526% due 08/03/2022	EUR	538	650
Berica Asset-Backed Security SRL
0.379% due 12/31/2055		11,948	14,392
Cadogan Square CLO BV
0.536% due 01/17/2023		116	139
Cairn CLO BV
0.413% due 10/15/2022		899	1,085
COA Summit CLO Ltd.
1.581% due 04/20/2023		$250	250
Compartment VCL
0.295% due 07/21/2018	EUR	1,083	1,310
Dureve Ltd.
0.579% due 11/01/2095		999	1,173
EFS Volunteer LLC
0.756% due 10/25/2021		$1,189	1,191
Eurocredit CDO PLC
0.636% due 04/17/2023	EUR	715	860
Ford Credit Auto Owner Trust
0.470% due 03/15/2017		$10,969	10,967
Gallatin CLO Ltd.
1.501% due 07/15/2023		3,000	2,996
GE Equipment Transportation LLC
0.550% due 12/23/2016		9,000	8,992
GE-WMC Asset-Backed Pass-Through Certificates
0.420% due 12/25/2035		5,766	5,300
Golden Knight CDO Ltd.
0.471% due 04/15/2019		1,032	1,027
Halcyon Structured Asset Management Long/Short Ltd.
0.457% due 08/07/2021		591	590
Harbourmaster CLO BV
1.034% due 02/06/2024	EUR	2,600	3,111
Hewett’s Island CLO I-R Ltd.
0.633% due 11/12/2019		$1,017	1,013
LCM LP
1.491% due 04/15/2022		10,900	10,873
Marquette U.S./European CLO PLC
0.611% due 07/15/2020		1,101	1,102

Motor PLC
0.650% due 08/25/2021		21,632	21,643
Nash Point CLO
0.548% due 07/25/2022	EUR	236	285
Nissan Auto Lease Trust
0.480% due 09/15/2016		$16,300	16,291
Octagon Investment Partners Ltd.
1.502% due 05/05/2023		4,900	4,883
OneMain Financial Issuance Trust
2.470% due 09/18/2024		6,300	6,325
Panther CDO BV
0.455% due 03/20/2084	EUR	3,028	3,445
Race Point CLO Ltd.
1.541% due 12/15/2022		$600	601
Residential Asset Mortgage Products Trust
1.820% due 11/25/2034		321	304
Residential Asset Securities Corp. Trust
0.590% due 10/25/2035		4,700	3,977
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		934	933
SLM Private Education Loan Trust
1.211% due 06/15/2023		2,629	2,640
Strawinsky PLC
0.644% due 08/10/2024	EUR	441	535
Toyota Auto Receivables Owner Trust
0.400% due 12/15/2016		$13,900	13,890

Total Asset-Backed Securities (Cost $169,886)			165,826

SOVEREIGN ISSUES 9.1%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	394,900	140,190
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		11,700	3,855
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$8,000	8,566
Export-Import Bank of Korea
1.250% due 05/27/2015	JPY	100,000	838
France Government Bond
1.000% due 05/25/2018	EUR	4,800	6,004
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	200	175
Kommunalbanken A/S
4.500% due 07/18/2022	AUD	500	438
Mexico Government International Bond
4.750% due 06/14/2018	MXN	75,300	5,099
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	1,230,000	8,399
4.500% due 07/03/2017		1,300,000	8,708
Spain Government International Bond
3.800% due 04/30/2024	EUR	10,900	15,789
4.400% due 10/31/2023		25,700	38,492

Total Sovereign Issues (Cost $272,517)			236,553

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
GMAC Capital Trust
8.125% due 02/15/2040		7,000	185

Total Preferred Securities (Cost $188)			185

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.9%
CERTIFICATES OF DEPOSIT 3.9%
Banco Bilbao Vizcaya Argentaria S.A.
0.981% due 10/23/2015		$17,750	17,733
Banco do Brasil S.A.
1.211% due 06/29/2015		9,300	9,302
Credit Suisse
0.440% due 01/12/2015		28,800	28,801
0.553% due 08/24/2015		100	100
0.608% due 01/28/2016		500	500
Intesa Sanpaolo SpA
1.610% due 04/11/2016		7,100	7,115

1.650% due 04/07/2015		11,100	11,121
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		27,400	27,399

			102,071

COMMERCIAL PAPER 0.2%
Tesco Treasury Services PLC
1.024% due 08/18/2015		4,000	3,930

REPURCHASE AGREEMENTS (e) 0.1%			1,869

GREECE TREASURY BILLS 0.2%
2.046% due 02/06/2015	EUR	5,300	6,401

JAPAN TREASURY BILLS 8.4%
(0.003%) due 02/23/2015 - 03/23/2015 (b)	JPY	26,250,000	219,152

MEXICO TREASURY BILLS 0.7%
3.597% due 02/05/2015 (b)	MXN	251,000	16,957

U.S. TREASURY BILLS 0.4%
0.063% due 03/26/2015 - 05/28/2015 (b)(f)(i)(k)		$11,054	11,052

Total Short-Term Instruments (Cost $367,269)			361,432

Total Investments in Securities (Cost $2,683,190)			2,625,113

	SHARES
INVESTMENTS IN AFFILIATES 10.0%
SHORT-TERM INSTRUMENTS 10.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.0%
PIMCO Short-Term Floating NAV Portfolio		1,347	14
PIMCO Short-Term Floating NAV Portfolio III		26,211,405	259,807

Total Short-Term Instruments (Cost $261,436)			259,821

Total Investments in Affiliates (Cost $261,436)			259,821

Total Investments 111.2% (Cost $2,944,626)			$2,884,934
Financial Derivative Instruments (g)(j) 0.6% (Cost or Premiums, net $(6,538))			14,356
Other Assets and Liabilities, net (11.8%)			(305,453)

Net Assets 100.0%			$2,593,837

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$1,869	Fannie Mae 2.120% due 11/07/2022	$(1,910)	$1,869	$1,869

Total Repurchase Agreements						$(1,910)	$1,869	$1,869

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.100%	12/31/2014	01/07/2015	$(16,767)	$(16,767)
	0.200%	12/23/2014	01/06/2015	(4,985)	(4,985)
DEU	0.050%	01/05/2015	01/12/2015	(8,568)	(8,568)
	0.100%	12/29/2014	01/12/2015	(21,675)	(21,675)

Total Reverse Repurchase Agreements					$(51,995)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.200%	12/26/2014	01/09/2015	$(4,681)	$(4,684)
	0.200%	12/30/2014	01/06/2015	(543)	(544)
	0.250%	12/24/2014	01/07/2015	(87,299)	(87,345)
	0.250%	12/30/2014	01/06/2015	(16,536)	(16,542)
BPG	(0.090%)	01/02/2015	01/09/2015	(16,325)	(16,331)

Total Sale-Buyback Transactions					$(125,446)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $28,214 at a weighted average interest rate of (0.146%).
(3)	Payable for sale-buyback transactions includes $53 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae	3.500%	02/01/2045	$98,000	$(101,574)	$(101,848)
Fannie Mae	4.000%	01/01/2045	149,000	(157,827)	(158,981)
Fannie Mae	4.000%	02/01/2045	318,000	(337,855)	(338,432)
Fannie Mae	4.000%	03/12/2045	28,000	(29,715)	(29,716)
Fannie Mae	4.500%	01/01/2045	139,000	(150,583)	(150,872)
U.S. Treasury Notes	2.375%	08/15/2024	84,150	(85,638)	(86,398)

Total Short Sales				$(863,192)	$(866,247)

(4)	Payable for short sales includes $760 of accrued interest.

(f)	Securities with an aggregate market value of $181,667 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,950.000	01/17/2015	174	$(207)	$(112)

Total Written Options				$(207)	$(112)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	7,381	$2,142	$92	$0
90-Day Eurodollar December Futures	Short	12/2016	4,975	(2,596)	0	(187)
90-Day Eurodollar June Futures	Long	06/2015	589	183	7	0
90-Day Eurodollar June Futures	Long	06/2016	1,287	465	32	0
90-Day Eurodollar June Futures	Short	06/2017	3,662	(3,793)	0	(183)
90-Day Eurodollar March Futures	Long	03/2016	1,237	563	15	0
90-Day Eurodollar September Futures	Long	09/2015	1,198	508	15	0
90-Day Eurodollar September Futures	Short	09/2017	1,487	(1,991)	0	(93)
Euro-Bobl March Futures	Long	03/2015	63	56	1	0
Euro-BTP Italy Government Bond March Futures	Long	03/2015	65	118	82	0
Euro-Bund 10-Year Bond March Futures	Short	03/2015	347	(1,210)	0	(21)
U.S. Treasury 5-Year Note March Futures	Short	03/2015	271	(32)	0	(42)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	5,662	3,443	1,239	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	71	279	20	0
United Kingdom Long Gilt March Futures	Long	03/2015	279	1,420	257	0

Total Futures Contracts				$(445)	$1,760	$(526)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$124,800	$7,928	$(504)	$122	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/18/2019		$196,900	$(2,931)	$(1,902)	$0	$(123)
Receive	3-Month USD-LIBOR	1.700%	10/16/2019		55,900	(77)	(67)	0	(41)
Receive	3-Month USD-LIBOR	1.650%	10/16/2019		50,600	53	53	0	(37)
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		277,500	(9,060)	(6,260)	0	(286)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		289,600	(9,041)	(8,660)	0	(304)
Receive	3-Month USD-LIBOR	2.600%	10/16/2024		10,000	(341)	(227)	0	(11)
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		342,900	(22,702)	(7,307)	0	(375)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		63,900	(14,357)	(11,924)	0	(104)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		108,400	(18,736)	(13,147)	0	(170)
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2019	AUD	160,300	3,509	3,163	683	0
Receive	6-Month EUR-EURIBOR	0.500%	03/18/2020	EUR	114,000	(803)	(1,511)	0	(19)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025		30,000	(1,441)	(1,701)	0	(40)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		5,500	(887)	(736)	0	(22)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	347,800	(6,104)	(6,693)	0	(132)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022		43,700	(1,397)	(971)	0	(209)
Pay	6-Month GBP-LIBOR	2.750%	03/18/2025		9,700	1,225	411	75	0
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	970,000	617	647	23	0
Pay	28-Day MXN-TIIE	5.640%	06/04/2021	MXN	93,100	(18)	(18)	23	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		287,800	(79)	(196)	73	0
Pay	28-Day MXN-TIIE	5.630%	07/07/2021		169,400	(33)	(33)	43	0
Pay	28-Day MXN-TIIE	6.075%	09/21/2021		900	1	1	0	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		106,500	(46)	(86)	29	0
Pay	28-Day MXN-TIIE	5.680%	11/09/2021		93,700	(26)	(26)	26	0

						$(82,674)	$(57,190)	$975	$(1,873)

Total Swap Agreements						$(74,746)	$(57,694)	$1,097	$(1,873)

(h)	Securities with an aggregate market value of $5,257 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(i)	Securities with an aggregate market value of $40,317 and cash of $2,142 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2015	AUD	83,727		$71,617	$3,263	$0
BOA	01/2015	BRL	5,414		2,301	264	0
	01/2015	NZD	42,001		32,473	0	(289)
	01/2015		$5,569	AUD	6,643	0	(145)
	01/2015		2,038	BRL	5,414	0	(1)
	01/2015		67,173	JPY	8,005,383	42	(381)
	01/2015		17,684	NZD	22,537	0	(104)
	02/2015	GBP	19,338		$30,243	109	0
	02/2015	JPY	4,042,807		33,718	0	(42)
	02/2015	NOK	121,125		17,346	1,112	0
	02/2015		$12,509	EUR	10,053	0	(339)
	02/2015		1,971	GBP	1,256	0	(14)
BPS	01/2015	AUD	25,783		$21,549	500	0
	01/2015	BRL	269,514		101,466	76	0
	01/2015		$103,733	BRL	269,514	0	(2,343)
	01/2015		328	ILS	1,271	0	(2)
	02/2015	CHF	627		$651	20	0
	02/2015	MXN	479,490		35,381	2,943	0
	02/2015		$68,587	EUR	55,084	0	(1,903)
	02/2015		17,390	NOK	118,295	0	(1,536)
	07/2015	BRL	258,000		$103,919	11,618	0
BRC	01/2015	RUB	19,306		365	47	0
	01/2015		$1,071	SGD	1,380	0	(30)
	02/2015	MXN	9,326		$682	51	0
	02/2015		$1,980	MXN	27,545	0	(116)
CBK	01/2015	AUD	20,449		$17,559	864	0
	01/2015	JPY	68,500		578	6	0
	01/2015	NZD	11,201		8,771	34	0
	01/2015		$42	RUB	2,817	4	0
	02/2015	EUR	48,448		$59,986	1,336	0
	02/2015	JPY	5,550,000		48,062	1,708	0
	02/2015	MXN	156,735		11,718	1,114	0
	02/2015	RUB	2,817		42	0	(6)
	02/2015		$143,274	EUR	114,984	0	(4,076)
	02/2015		2,593	INR	162,063	0	(54)
	02/2015		21,242	MXN	289,122	0	(1,682)
	03/2015	CAD	73,678		$63,952	619	0
	03/2015	JPY	20,700,000		176,021	3,091	0
	04/2015	BRL	81,806		33,713	3,681	0
DUB	01/2015		157,339		61,150	1,960	0
	01/2015		$59,235	BRL	157,339	0	(45)
	07/2015		57,995		157,339	0	(1,706)
FBF	01/2015	BRL	91,208		$38,350	4,038	0
	01/2015		$34,560	BRL	91,208	0	(248)
	01/2015		87	HUF	21,087	0	(6)
	07/2015	BRL	136,900		$56,086	7,110	0
GLM	01/2015	AUD	79,581		66,259	1,289	0
	01/2015		$32,185	AUD	37,080	0	(1,913)
	01/2015		27,937	NZD	35,701	0	(89)
	02/2015		68,899	EUR	55,651	0	(1,529)
	02/2015		34,064	INR	2,144,101	0	(468)
HUS	01/2015	AUD	32,159		$27,735	1,480	0
	01/2015		$35,437	AUD	42,402	0	(820)
	01/2015		843	TRY	1,958	0	(10)
	01/2015	ZAR	24,538		$2,171	58	0
JPM	01/2015	BRL	12,672		5,380	613	0
	01/2015	JPY	994,800		8,228	0	(78)
	01/2015		$9,063	AUD	11,006	0	(78)
	01/2015		4,771	BRL	12,672	0	(4)
	01/2015		6,749	NZD	8,652	0	0
	01/2015		27	RUB	1,783	3	0
	01/2015		15,273	ZAR	169,568	0	(673)
	01/2015	ZAR	173,189		$15,678	766	0
	02/2015	INR	300,738		4,754	42	0
	02/2015	MXN	19,745		1,370	34	0
	02/2015	RUB	1,783		26	0	(4)
	02/2015		$12,372	MXN	181,011	0	(126)
	03/2015		3,768	CAD	4,356	0	(23)
	04/2015	BRL	123,409		$50,856	5,551	0
MSB	01/2015		46,621		17,580	42	0
	01/2015		$17,552	BRL	46,621	0	(13)
	01/2015		47	RUB	3,253	7	0
	02/2015	MXN	87,745		$6,651	714	0
	02/2015	RUB	3,253		46	0	(9)
	02/2015		$15,458	BRL	41,423	4	0
	02/2015		2,593	GBP	1,656	0	(13)
	02/2015		581	MXN	8,212	0	(25)
RBC	02/2015	MXN	297,056		$22,481	2,385	0
	02/2015		$34,938	MXN	494,118	0	(1,509)
SCX	01/2015		119,243	AUD	146,042	0	(14)
	02/2015	AUD	146,042		$118,990	13	0
SOG	01/2015	NZD	13,688		10,631	0	(46)
	02/2015	EUR	475,374		592,871	17,391	0
	02/2015		$10,601	NZD	13,688	47	0
UAG	01/2015	BRL	41,423		$15,751	168	0
	01/2015	JPY	6,942,083		58,712	755	0
	01/2015		$15,176	BRL	41,423	407	0
	02/2015		3,338		8,801	0	(53)
	02/2015		14,550	INR	907,920	0	(324)

Total Forward Foreign Currency Contracts						$77,379	$(22,889)

Purchased Options:

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount	Cost	Market Value
HUS	Call - OTC USD versus CNH	CNH	6.310	12/03/2015	$44,889	$564	$783
	Call - OTC USD versus CNY	CNY	6.250	12/02/2015	43,819	480	797

						$1,044	$1,580

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	$266,900	$605	$456
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	57,500	119	104
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.460%	11/27/2017	13,300	1,020	762
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.525%	11/27/2017	15,700	1,361	838
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	11/27/2017	22,400	1,635	1,163
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	530,200	1,530	906
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.113%	12/16/2015	246,900	653	414
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/09/2015	52,200	2,897	5,359
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/24/2015	52,500	2,835	5,418
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	10/27/2017	67,400	4,806	3,408

							$17,461	$18,828

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 3.500% due 01/01/2045	$110.750	01/07/2015	$100,000	$4	$0
	Call - OTC Fannie Mae 4.000% due 01/01/2045	112.500	01/07/2015	295,000	11	0
	Call - OTC Fannie Mae 4.000% due 02/01/2045	113.500	02/05/2015	150,000	6	0

					$21	$0

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
BOA	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/06/2015	$7,200	$587	$636
	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/19/2015	3,200	261	283

					$848	$919

Total Purchased Options					$19,374	$21,327

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015	EUR	5,800	$(4)	$(5)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		5,800	(12)	(5)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		9,900	(19)	(12)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		9,900	(17)	(2)
BRC	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		$33,700	(20)	(6)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		67,700	(83)	(19)
CBK	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		26,500	(13)	(5)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		26,500	(36)	(7)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	02/18/2015		36,500	(55)	(38)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	18,000	(31)	(21)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		11,300	(22)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		6,700	(16)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		5,700	(4)	(5)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		5,700	(12)	(5)
FBF	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	01/21/2015		6,000	(3)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		12,100	(5)	(2)
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		9,600	(12)	(11)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		9,600	(27)	(1)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		33,900	(25)	(24)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		33,900	(64)	(60)
JPM	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	02/18/2015		$22,000	(11)	(15)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.900%	02/18/2015		22,000	(36)	(12)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	03/18/2015		36,500	(66)	(52)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	9,300	(13)	(11)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		9,300	(26)	(1)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		4,900	(4)	(5)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		4,900	(10)	(5)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		5,000	(9)	(6)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		5,000	(8)	(1)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		8,500	(10)	(8)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		8,500	(15)	(8)

							$(688)	$(355)

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC GBP versus JPY	JPY	181.200	02/13/2015	GBP	8,560	$(94)	$(68)
	Call - OTC GBP versus JPY		193.500	02/13/2015		8,560	(90)	(42)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$400	(3)	(3)
	Call - OTC USD versus BRL		2.815	02/12/2015		400	(3)	(2)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		800	(44)	(11)
	Put - OTC USD versus JPY		80.000	02/28/2019		200	(11)	(3)
BPS	Put - OTC USD versus MXN	MXN	14.200	02/12/2015		14,930	(91)	(18)
	Call - OTC USD versus MXN		15.100	02/12/2015		14,930	(91)	(107)
BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		6,900	(165)	(15)
	Put - OTC USD versus JPY		94.750	04/21/2016		71,800	(2,138)	(307)
CBK	Put - OTC EUR versus AUD	AUD	1.425	01/22/2015	EUR	28,131	(202)	(14)
	Call - OTC EUR versus AUD		1.465	01/22/2015		28,131	(300)	(597)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$2,700	(24)	(18)
	Call - OTC USD versus BRL		2.815	02/12/2015		2,700	(22)	(17)
	Put - OTC USD versus JPY	JPY	93.000	04/21/2016		16,200	(389)	(58)
	Put - OTC USD versus MXN	MXN	13.350	02/04/2015		8,300	(38)	0
DUB	Put - OTC AUD versus JPY	JPY	93.870	02/13/2015	AUD	15,340	(82)	(53)
	Call - OTC AUD versus JPY		100.500	02/13/2015		15,340	(89)	(49)
FBF	Put - OTC AUD versus NZD	NZD	1.095	02/04/2015		13,900	(72)	(518)
	Put - OTC EUR versus CAD	CAD	1.400	02/05/2015	EUR	13,300	(101)	(142)
	Call - OTC EUR versus CAD		1.460	02/05/2015		13,300	(114)	(25)
GLM	Put - OTC AUD versus NZD	NZD	1.105	02/04/2015	AUD	5,100	(25)	(228)
HUS	Call - OTC USD versus CNH	CNH	6.492	12/03/2015		$44,889	(278)	(420)
	Call - OTC USD versus CNY	CNY	6.500	12/02/2015		43,819	(173)	(335)
JPM	Put - OTC EUR versus JPY	JPY	142.000	02/09/2015	EUR	10,810	(97)	(85)
	Call - OTC EUR versus JPY		151.300	02/09/2015		10,810	(87)	(26)
	Put - OTC GBP versus AUD	AUD	1.830	02/05/2015	GBP	10,200	(139)	(14)
	Call - OTC GBP versus AUD		1.885	02/05/2015		10,200	(139)	(326)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$10,700	(96)	(72)
	Call - OTC USD versus BRL		2.815	02/12/2015		10,700	(91)	(68)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		1,000	(25)	(2)

							$(5,313)	$(3,643)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015	$13,500	$(58)	$(114)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015	13,500	(63)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015	11,900	(129)	(151)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015	55,100	(670)	(963)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017	55,900	(1,020)	(832)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017	65,900	(1,360)	(929)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017	94,100	(1,636)	(1,298)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015	109,400	(1,547)	(1,911)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017	282,900	(4,850)	(3,778)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/12/2020)	3-Month USD-LIBOR	Receive	3.410%	11/09/2015	189,300	(2,905)	(4,995)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/27/2020)	3-Month USD-LIBOR	Receive	3.410%	11/24/2015	190,600	(2,862)	(5,065)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015	33,900	(154)	(287)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015	33,900	(172)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015	53,700	(653)	(499)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	01/07/2015	37,900	(366)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	02/06/2015	37,200	(489)	(8)

							$(18,934)	$(20,834)

Total Written Options							$(24,935)	$(24,832)

Swap Agreements:

Correlation Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Correlation	Correlation Asset	Correlation Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	USD-BRL versus EUR-BRL	81.50%	04/24/2015	$500	$0	$(11)	$0	$(11)
	Receive	USD-BRL versus EUR-BRL	80.00%	04/27/2015	900	0	(21)	0	(21)
GLM	Receive	USD-BRL versus EUR-BRL	81.00%	04/24/2015	500	0	(12)	0	(12)
						$0	$(44)	$0	$(44)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.681%		$100	$(5)	$2	$0	$(3)
	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		1,800	(41)	(2)	0	(43)
	Italy Government International Bond	1.000%	12/20/2019	1.191%		11,700	36	(137)	0	(101)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		5,300	43	(40)	3	0
BPS	China Government International Bond	1.000%	12/20/2019	0.821%		41,200	307	57	364	0
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.681%		200	(9)	3	0	(6)
	Italy Government International Bond	1.000%	03/20/2019	1.069%		2,100	(53)	48	0	(5)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		17,400	(83)	(33)	0	(116)
	Italy Government International Bond	1.000%	12/20/2019	1.191%		19,000	42	(206)	0	(164)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		4,500	37	(34)	3	0
DUB	China Government International Bond	1.000%	12/20/2019	0.821%		6,100	42	12	54	0
GST	Brazil Government International Bond	1.000%	03/20/2019	1.681%		100	(4)	2	0	(2)
	Brazil Government International Bond	1.000%	12/20/2019	1.937%		1,900	(48)	(34)	0	(82)
	Greece Government International Bond	1.000%	09/20/2015	13.930%	EUR	1,600	(69)	(99)	0	(168)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		$18,900	(126)	1	0	(125)
HUS	Brazil Government International Bond	1.000%	12/20/2019	1.937%		9,200	(247)	(149)	0	(396)
	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		5,600	(128)	(6)	0	(134)
	South Africa Government International Bond	1.000%	12/20/2019	1.831%		9,300	(349)	(9)	0	(358)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.681%		1,500	(64)	24	0	(40)
	China Government International Bond	1.000%	12/20/2019	0.821%		10,800	79	16	95	0
	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		1,800	(41)	(2)	0	(43)
	Volvo Treasury AB	1.000%	03/20/2021	0.960%	EUR	200	(11)	11	0	0
MYC	Italy Government International Bond	1.000%	12/20/2019	1.191%		$80,300	159	(854)	0	(695)

							$(533)	$(1,429)	$519	$(2,481)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019		$1,900	$255	$11	$266	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019		1,900	254	13	267	0
DUB	iTraxx Europe 22 5-Year Index	1.000%	12/20/2019	JPY	240,000	34	(1)	33	0
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052		$16,919	(53)	21	0	(32)

						$490	$44	$566	$(32)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	975	$(1)	$89	$88	$0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	226,300	(137)	(1,414)	0	(1,551)
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	490	3	41	44	0
	Pay	1-Year BRL-CDI	11.600%	01/02/2015	BRL	529,000	0	6	6	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		111,800	(189)	(577)	0	(766)
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	400	6	(3)	3	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		900	1	82	83	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		300	(1)	7	6	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		400	3	27	30	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	236,700	(360)	(1,263)	0	(1,623)
GLM	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	485	1	43	44	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		1,600	(3)	36	33	0
	Pay	1-Month GBP-UKRPI	3.510%	12/15/2044		900	0	56	56	0
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	500	3	35	38	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	111,600	(196)	(569)	0	(765)
MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044	GBP	710	1	64	65	0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	117,000	(180)	(990)	0	(1,170)
UAG	Pay	1-Year BRL-CDI	11.470%	01/02/2017		105,200	246	(554)	0	(308)
	Pay	28-Day MXN-TIIE	5.630%	10/11/2021	MXN	211,500	76	(175)	0	(99)

							$(727)	$(5,059)	$496	$(6,282)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	RALVEIIT Index	519,856	1-Month USD-LIBOR plus a specified spread	01/30/2015	$52,355		$783	$783	$0
	Receive	RALVEIIT Index	9,289,452	1-Month USD-LIBOR plus a specified spread	04/07/2015	950,761		(1,064)	0	(1,064)
	Receive	RALVEIIT Index	653,452	1-Month USD-LIBOR plus a specified spread	05/15/2015	65,045		1,791	1,791	0
	Receive	RALVEIIT Index	5,910,873	1-Month USD-LIBOR plus a specified spread	05/29/2015	622,501		(18,313)	0	(18,313)
GST	Receive	RALVEIIT Index	6,049,298	1-Month USD-LIBOR plus a specified spread	03/11/2015	633,603		(15,070)	0	(15,070)
	Receive	RALVEIIT Index	2,972,063	1-Month USD-LIBOR plus a specified spread	04/07/2015	301,686		2,156	2,156	0

								$(29,717)	$4,730	$(34,447)

Total Swap Agreements							$(770)	$(36,205)	$6,311	$(43,286)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $26,808 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$48,029	$0	$48,029
Corporate Bonds & Notes
Banking & Finance	0	524,359	4,920	529,279
Industrials	0	118,775	6,182	124,957
Utilities	0	85,952	0	85,952
Municipal Bonds & Notes
Rhode Island	0	1,863	0	1,863
West Virginia	0	3,348	0	3,348
U.S. Government Agencies	0	271,224	0	271,224
U.S. Treasury Obligations	0	692,564	0	692,564
Mortgage-Backed Securities	0	103,901	0	103,901
Asset-Backed Securities	0	158,328	7,498	165,826
Sovereign Issues	0	236,553	0	236,553
Preferred Securities
Banking & Finance	185	0	0	185
Short-Term Instruments
Certificates of Deposit	0	102,071	0	102,071
Commercial Paper	0	3,930	0	3,930
Repurchase Agreements	0	1,869	0	1,869
Greece Treasury Bills	0	6,401	0	6,401
Japan Treasury Bills	0	219,152	0	219,152
Mexico Treasury Bills	0	16,957	0	16,957
U.S. Treasury Bills	0	11,052	0	11,052
	$185	$2,606,328	$18,600	$2,625,113
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$259,821	$0	$0	$259,821

Total Investments	$260,006	$2,606,328	$18,600	$2,884,934

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(779,849)	0	(779,849)
U.S. Treasury Obligations	0	(86,398)	0	(86,398)
	$0	$(866,247)	$0	$(866,247)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,760	1,097	0	2,857
Over the counter	0	105,018	0	105,018
	$1,760	$106,115	$0	$107,875

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(526)	(1,985)	0	(2,511)
Over the counter	0	(91,008)	0	(91,008)

	$(526)	$(92,993)	$0	$(93,519)

Totals	$261,240	$1,753,203	$18,600	$2,033,043

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.2%
BANK LOAN OBLIGATIONS 9.2%
AABS Ltd.
4.875% due 01/10/2038	$17,956	$18,226
AASET
TBD% due 12/15/2020	5,500	5,486
Activision Blizzard, Inc.
3.250% due 10/12/2020	3,560	3,558
Amaya Holdings B.V.
5.000% due 08/01/2021	9,676	9,620
8.000% due 08/01/2022	8,000	7,940
Ancestry.com, Inc.
4.500% due 12/28/2018	10,544	10,518
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021	31,895	31,815
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021	20,000	20,303
B/E Aerospace, Inc.
4.000% due 12/16/2021	5,000	5,000
Charter Communications Operating LLC
3.000% due 07/01/2020	12,604	12,374
3.000% due 01/04/2021	3,990	3,917
CPG International, Inc.
4.750% due 09/30/2020	2,786	2,765
Crown Castle Operating Co.
3.000% due 01/31/2021	35,820	35,270
CSC Holdings, Inc.
2.669% due 04/17/2020	16,449	16,132
Delos Finance SARL
3.500% due 03/06/2021	44,100	43,843
Delta Air Lines, Inc.
2.133% due 09/30/2019	31,774	31,489
2.232% due 05/09/2019	7,332	7,350
Eagle Spinco, Inc.
3.500% due 01/28/2017	6,562	6,545
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	75,238	75,355
FMG Resources Pty. Ltd.
3.750% due 06/30/2019	4,501	4,112
Gardner Denver, Inc.
4.250% due 07/30/2020	2,494	2,344
Getty Images, Inc.
4.750% due 10/18/2019	796	738
GLP Financing LP
1.732% due 10/29/2018	1,500	1,440
Hilton Worldwide Finance LLC
3.500% due 10/26/2020	6,250	6,186
International Aircraft Leasing and Trading
3.140% due 05/29/2015	18,500	18,485
Las Vegas Sands LLC
3.250% due 12/18/2020	66,810	66,499
Maxim Crane Works LP
10.250% due 11/26/2018	8,825	8,935
MGM Resorts International
3.500% due 12/20/2019	2,042	1,997
MPH Acquisition Holdings LLC
3.750% due 03/31/2021	1,818	1,772
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026	16,304	16,311
5.860% - 6.110% due 06/24/2021	12,588	12,441
NRG Energy, Inc.
2.750% due 07/02/2018	20,358	20,001
Rise Ltd.
4.750% due 01/31/2021 (e)	7,773	7,850
RPI Finance Trust
3.250% due 05/09/2018	14,064	14,047
3.250% due 11/09/2018	6,118	6,112
Seadrill Partners Finco LLC
4.000% due 02/21/2021	8,552	6,679
ServiceMaster Co.
4.250% due 07/01/2021	3,192	3,140
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016	7,732	7,775
Tibco Software, Inc.
6.500% due 11/04/2020	2,000	1,940
Westmoreland Coal Co.
7.500% due 10/16/2020	8,600	8,450

WR Grace & Co.
1.000% due 02/03/2021		3,169	3,158
3.000% due 02/03/2021		8,781	8,748

Total Bank Loan Obligations (Cost $579,654)			576,666

CORPORATE BONDS & NOTES 62.0%
BANKING & FINANCE 36.7%
ABN AMRO Bank NV
6.250% due 09/13/2022		9,475	10,304
AIA Group Ltd.
3.125% due 03/13/2023		4,400	4,329
Alleghany Corp.
5.625% due 09/15/2020		1,000	1,124
American International Group, Inc.
8.175% due 05/15/2068		400	544
American Tower Corp.
4.500% due 01/15/2018		6,000	6,376
7.000% due 10/15/2017		10,000	11,298
ARC Properties Operating Partnership LP
3.000% due 02/06/2019		7,170	6,647
Atrium European Real Estate Ltd.
4.000% due 04/20/2020	EUR	1,564	2,016
Aviation Loan Trust
2.351% due 12/15/2022		$4,473	4,199
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (d)		1,800	1,930
Banco Continental SAECA
8.875% due 10/15/2017		3,400	3,591
Banco de Credito e Inversiones
3.000% due 09/13/2017		600	614
Banco del Estado de Chile
2.000% due 11/09/2017		8,600	8,623
Banco do Brasil S.A.
3.875% due 01/23/2017		1,500	1,549
6.000% due 01/22/2020		2,000	2,145
Banco Santander Brasil S.A.
4.500% due 04/06/2015		8,650	8,724
4.625% due 02/13/2017		11,960	12,453
Banco Santander Chile
1.130% due 04/11/2017		2,850	2,839
1.831% due 01/19/2016		5,000	5,025
3.750% due 09/22/2015		15,582	15,828
Bank of America Corp.
0.000% due 01/04/2017		35,000	34,373
0.843% due 08/25/2017		8,000	7,997
2.000% due 01/11/2018		4,850	4,850
2.600% due 01/15/2019		14,450	14,571
3.400% due 10/21/2025	MXN	69,000	4,974
4.000% due 04/01/2024		$7,850	8,183
5.650% due 05/01/2018		18,465	20,530
5.750% due 08/15/2016		500	533
5.750% due 12/01/2017		2,075	2,294
6.000% due 09/01/2017		25,630	28,280
6.250% due 09/05/2024 (d)		21,200	21,061
6.400% due 08/28/2017		15,528	17,313
6.875% due 04/25/2018		40,792	46,888
Bank of America N.A.
0.652% due 05/08/2017		10,000	9,989
5.300% due 03/15/2017		2,084	2,240
6.100% due 06/15/2017		6,510	7,159
Bank of New York Mellon Corp.
2.300% due 09/11/2019		20,000	20,112
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.648% due 03/10/2017		15,000	14,933
2.350% due 09/08/2019		10,000	9,944
2.850% due 09/08/2021		29,000	28,645
Barclays Bank PLC
7.625% due 11/21/2022		1,450	1,588
10.000% due 05/21/2021	GBP	1,400	2,898
10.179% due 06/12/2021		$3,290	4,428
14.000% due 06/15/2019 (d)	GBP	9,751	20,023
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	2,600	3,086
8.250% due 12/15/2018 (d)		$1,000	1,027
BBVA Bancomer S.A.
4.500% due 03/10/2016		14,650	15,163
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		37,114	38,114
Bear Stearns Cos. LLC
6.400% due 10/02/2017		11,500	12,888
7.250% due 02/01/2018		36,000	41,521
BGC Partners, Inc.
5.375% due 12/09/2019		13,550	13,322

BioMed Realty LP
4.250% due 07/15/2022		3,000	3,114
6.125% due 04/15/2020		5,500	6,273
Blackstone CQP Holdco LP
9.296% due 03/18/2019		23,749	23,737
BPCE S.A.
0.731% due 07/15/2015		11,000	11,019
4.500% due 03/15/2025		30,000	29,373
4.625% due 07/11/2024		5,250	5,107
5.150% due 07/21/2024		7,000	7,227
5.700% due 10/22/2023		1,000	1,077
Cantor Fitzgerald LP
6.375% due 06/26/2015		6,045	6,201
7.875% due 10/15/2019		26,175	28,727
Citigroup, Inc.
0.506% due 06/09/2016		1,500	1,486
0.764% due 05/31/2017	EUR	3,000	3,612
1.045% due 04/01/2016		$7,800	7,830
1.194% due 07/25/2016		11,200	11,275
3.953% due 06/15/2016		2,252	2,339
4.875% due 05/07/2015		2,545	2,579
5.800% due 11/15/2019 (d)		3,600	3,609
6.000% due 08/15/2017		1,600	1,771
6.300% due 05/15/2024 (d)		12,200	12,047
Columbia Property Trust Operating Partnership LP
5.875% due 04/01/2018		6,700	7,045
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	15,500	22,313
8.375% due 07/26/2016 (d)		$1,600	1,712
11.000% due 06/30/2019 (d)		9,555	12,321
Countrywide Capital
8.050% due 06/15/2027		12,000	15,252
Countrywide Financial Corp.
6.250% due 05/15/2016		270	287
Credit Agricole S.A.
0.785% due 06/12/2017		10,350	10,365
6.500% due 06/23/2021 (d)	EUR	4,000	4,933
6.625% due 09/23/2019 (d)		$13,700	13,303
7.875% due 01/23/2024 (d)		11,900	12,143
8.125% due 09/19/2033		9,000	10,075
Credit Suisse
2.300% due 05/28/2019		11,000	10,993
3.000% due 10/29/2021		13,400	13,358
3.625% due 09/09/2024		14,900	15,175
6.500% due 08/08/2023		27,500	30,256
Credit Suisse Group AG
6.250% due 12/18/2024 (d)		4,000	3,859
Credit Suisse Group Guernsey Ltd.
7.875% due 02/24/2041		7,000	7,433
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (d)		9,500	11,189
Deutsche Annington Finance BV
3.200% due 10/02/2017		15,600	15,973
Digital Realty Trust LP
4.500% due 07/15/2015		2,900	2,928
Doctors Co.
6.500% due 10/15/2023		12,300	13,552
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		6,031	6,244
Education Realty Operating Partnership LP
4.600% due 12/01/2024		6,200	6,361
ERP Operating LP
2.375% due 07/01/2019		17,200	17,145
Exeter Finance Corp.
9.750% due 05/20/2019		5,500	5,500
Fidelity National Financial, Inc.
5.500% due 09/01/2022		21,340	23,286
First American Financial Corp.
4.300% due 02/01/2023		10,350	10,403
Ford Motor Credit Co. LLC
0.755% due 09/08/2017		500	497
1.700% due 05/09/2016		1,900	1,908
1.724% due 12/06/2017		3,724	3,700
2.750% due 05/15/2015		2,350	2,366
2.875% due 10/01/2018		4,700	4,787
3.984% due 06/15/2016		800	829
4.207% due 04/15/2016		6,100	6,317
5.625% due 09/15/2015		200	206
5.750% due 02/01/2021		2,600	2,983
5.875% due 08/02/2021		1,150	1,333
6.625% due 08/15/2017		950	1,060
7.000% due 04/15/2015		48,850	49,696
8.125% due 01/15/2020		10,950	13,578
General Electric Capital Corp.
3.800% due 06/18/2019		1,000	1,063
6.875% due 01/10/2039		3,800	5,394

Goldman Sachs Group, Inc.
1.043% due 12/15/2017		5,975	5,970
2.550% due 10/23/2019		1,300	1,295
3.850% due 07/08/2024		4,500	4,621
5.375% due 03/15/2020		8,660	9,712
5.750% due 01/24/2022		32,000	37,050
5.950% due 01/18/2018 (f)		75,296	83,710
6.150% due 04/01/2018		35,923	40,339
6.250% due 09/01/2017		14,300	15,922
6.450% due 05/01/2036		7,000	8,487
7.500% due 02/15/2019		1,700	2,024
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		4,700	5,364
6.375% due 11/12/2020		10,000	11,546
6.375% due 04/15/2021		3,800	4,384
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		9,500	10,805
HBOS PLC
0.882% due 09/01/2016	EUR	600	724
Health Care REIT, Inc.
3.750% due 03/15/2023		$5,000	5,052
Hospitality Properties Trust
5.000% due 08/15/2022		3,500	3,694
5.625% due 03/15/2017		800	857
6.300% due 06/15/2016		2,015	2,106
6.700% due 01/15/2018		700	774
HSBC Bank PLC
4.125% due 08/12/2020		7,200	7,804
4.750% due 01/19/2021		19,102	21,294
HSBC Finance Corp.
6.676% due 01/15/2021		18,400	21,858
HSBC Holdings PLC
4.875% due 01/14/2022		8,500	9,489
5.100% due 04/05/2021		7,700	8,716
6.375% due 09/17/2024 (d)		10,000	10,112
7.350% due 11/27/2032		692	938
ICICI Bank Ltd.
4.750% due 11/25/2016		13,100	13,703
5.000% due 01/15/2016		3,426	3,536
5.500% due 03/25/2015		4,174	4,219
Industrial & Commercial Bank of China Ltd.
2.351% due 11/13/2017		28,750	28,725
ING Bank NV
2.000% due 09/25/2015		6,500	6,552
5.800% due 09/25/2023		14,450	16,057
International Lease Finance Corp.
6.750% due 09/01/2016		15,700	16,760
7.125% due 09/01/2018		10,860	12,190
Intesa Sanpaolo SpA
2.375% due 01/13/2017		625	631
3.125% due 01/15/2016		27,170	27,611
3.625% due 08/12/2015		13,000	13,177
3.875% due 01/15/2019		2,900	3,005
5.017% due 06/26/2024		9,290	9,033
6.500% due 02/24/2021		1,500	1,738
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		5,000	5,075
6.200% due 12/21/2021		5,100	5,377
Jefferies Finance LLC
7.375% due 04/01/2020		12,050	11,267
Jefferies LoanCore LLC
6.875% due 06/01/2020		7,650	7,019
JPMorgan Chase & Co.
1.064% due 05/30/2017	GBP	200	308
4.250% due 10/15/2020		$1,700	1,829
5.000% due 07/01/2019 (d)		4,750	4,671
6.000% due 01/15/2018		13,150	14,719
6.100% due 10/01/2024 (d)		4,500	4,500
6.125% due 04/30/2024 (d)		6,200	6,215
7.900% due 04/30/2018 (d)		12,773	13,811
JPMorgan Chase Bank N.A.
0.571% due 06/13/2016		600	598
0.654% due 06/02/2017		13,200	13,144
0.784% due 05/31/2017	EUR	45,100	54,562
6.000% due 07/05/2017		$21,460	23,661
6.000% due 10/01/2017		14,329	15,915
KBC Bank NV
8.000% due 01/25/2023		6,600	7,425
Kilroy Realty LP
3.800% due 01/15/2023		600	608
5.000% due 11/03/2015		1,500	1,547
Kookmin Bank
1.109% due 01/27/2017		11,600	11,683
Korea Development Bank
3.875% due 05/04/2017		10,000	10,485

Korea Exchange Bank
3.125% due 06/26/2017		5,650	5,830
Korea Finance Corp.
2.250% due 08/07/2017		18,100	18,330
Lazard Group LLC
6.850% due 06/15/2017		2,400	2,673
LBG Capital PLC
7.375% due 03/12/2020	EUR	371	479
15.000% due 12/21/2019	GBP	7,200	15,453
LeasePlan Corp. NV
3.000% due 10/23/2017		$16,950	17,374
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^		3,403	510
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		1,900	2,717
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		10,176	10,380
7.625% due 06/27/2023 (d)	GBP	700	1,093
Mitchells & Butlers Finance PLC
1.010% due 12/15/2030		1,257	1,809
Morgan Stanley
3.450% due 11/02/2015		$3,000	3,060
5.750% due 01/25/2021		6,150	7,069
5.950% due 12/28/2017		6,600	7,339
6.000% due 04/28/2015		500	508
6.625% due 04/01/2018		2,950	3,363
7.300% due 05/13/2019		13,450	15,969
National City Bank
0.605% due 06/07/2017		2,600	2,589
Nationstar Mortgage LLC
6.500% due 07/01/2021		1,100	1,006
Nationwide Building Society
4.650% due 02/25/2015		500	503
Navient Corp.
8.780% due 09/15/2016	MXN	60,000	4,093
Novo Banco S.A.
3.875% due 01/21/2015	EUR	200	242
5.000% due 04/23/2019		5,000	5,853
5.000% due 05/14/2019		3,409	4,074
5.000% due 05/21/2019		3,000	3,585
5.000% due 05/23/2019		3,000	3,581
5.875% due 11/09/2015		2,700	3,304
7.000% due 03/04/2016		1,700	2,075
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		$2,000	1,985
4.950% due 04/01/2024		1,000	1,046
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		6,800	7,611
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		9,900	10,123
Piper Jaffray Cos.
3.255% due 05/31/2017		800	800
4.755% due 11/30/2015		11,800	11,870
PNC Bank N.A.
2.250% due 07/02/2019		8,600	8,596
Preferred Term Securities Ltd.
0.793% due 03/24/2034		51	42
Principal Financial Group, Inc.
8.875% due 05/15/2019		5,000	6,297
Prologis LP
4.000% due 01/15/2018		2,000	2,106
QNB Finance Ltd.
3.125% due 11/16/2015		500	510
Rabobank Group
11.000% due 06/30/2019 (d)		2,000	2,579
RCI Banque S.A.
3.500% due 04/03/2018		2,000	2,073
Rio Oil Finance Trust
6.250% due 07/06/2024		8,850	8,475
6.750% due 01/06/2027		9,500	9,120
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		7,850	8,870
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	1,800	1,801
4.950% due 02/07/2017		$6,000	5,623
5.180% due 06/28/2019		1,900	1,691
5.400% due 03/24/2017		18,900	17,695
5.717% due 06/16/2021		2,200	1,925
6.125% due 02/07/2022		1,500	1,337
Shinhan Bank
0.883% due 04/08/2017		1,200	1,204
Simon Property Group LP
3.375% due 10/01/2024		4,000	4,077
SL Green Realty Corp.
4.500% due 12/01/2022		8,050	8,207
5.000% due 08/15/2018		6,000	6,441

State Bank of India
4.500% due 07/27/2015		1,915	1,950
Stone Street Trust
5.902% due 12/15/2015		3,100	3,228
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		8,000	8,299
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054		43,400	43,852
UBS AG
2.375% due 08/14/2019		10,000	10,006
4.750% due 05/22/2023		5,400	5,462
5.125% due 05/15/2024		7,400	7,448
7.250% due 02/22/2022		5,400	5,804
7.625% due 08/17/2022		12,860	15,163
7.750% due 09/01/2026		4,500	5,880
UDR, Inc.
3.700% due 10/01/2020		5,000	5,190
Vesey Street Investment Trust
4.404% due 09/01/2016		3,750	3,937
Voya Financial, Inc.
2.900% due 02/15/2018		5,900	6,045
Wachovia Corp.
0.601% due 10/15/2016		1,400	1,395
WEA Finance LLC
2.700% due 09/17/2019		1,800	1,801
3.750% due 09/17/2024		7,700	7,830
Wells Fargo & Co.
3.450% due 02/13/2023		500	507
4.480% due 01/16/2024		3,525	3,765
5.900% due 06/15/2024 (d)		10,800	10,908
Wells Fargo Bank N.A.
0.442% due 05/16/2016		3,800	3,791
Weyerhaeuser Co.
7.125% due 07/15/2023		1,735	2,124
7.375% due 10/01/2019		6,415	7,661
7.950% due 03/15/2025		7,779	9,984
8.500% due 01/15/2025		11,314	14,978

			2,306,585

INDUSTRIALS 17.8%
AbbVie, Inc.
2.000% due 11/06/2018		7,000	6,983
Actavis Funding SCS
2.450% due 06/15/2019		1,000	984
3.850% due 06/15/2024		18,500	18,630
ADT Corp.
4.875% due 07/15/2042		700	521
Air Canada Pass-Through Trust
4.125% due 11/15/2026		2,857	2,885
Alibaba Group Holding Ltd.
2.500% due 11/28/2019		35,000	34,568
3.125% due 11/28/2021		21,600	21,373
ALROSA Finance S.A.
7.750% due 11/03/2020		14,800	14,072
Altice S.A.
7.250% due 05/15/2022	EUR	1,725	2,121
Altria Group, Inc.
9.250% due 08/06/2019		$4,158	5,349
9.700% due 11/10/2018		131	166
Amazon.com, Inc.
2.600% due 12/05/2019		2,500	2,528
3.300% due 12/05/2021		7,500	7,614
3.800% due 12/05/2024		9,700	9,958
American Airlines Pass-Through Trust
3.700% due 04/01/2028		2,150	2,161
5.250% due 07/31/2022		2,570	2,769
Amgen, Inc.
3.450% due 10/01/2020		3,000	3,121
5.700% due 02/01/2019		4,628	5,211
Arch Coal, Inc.
7.250% due 06/15/2021		3,275	970
8.000% due 01/15/2019		1,000	560
Asciano Finance Ltd.
6.000% due 04/07/2023		7,000	7,892
Aviation Capital Group Corp.
4.625% due 01/31/2018		11,600	12,064
7.125% due 10/15/2020		13,650	15,731
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		13,552	13,925
Baidu, Inc.
2.250% due 11/28/2017		3,000	3,008
Becton Dickinson and Co.
2.675% due 12/15/2019		3,000	3,043

Boston Scientific Corp.
6.250% due 11/15/2015		600	625
6.400% due 06/15/2016		1,100	1,178
Burlington Northern Santa Fe LLC
3.400% due 09/01/2024		1,700	1,735
California Resources Corp.
5.000% due 01/15/2020		7,850	6,849
5.500% due 09/15/2021		5,850	5,031
6.000% due 11/15/2024		2,450	2,083
Cardinal Health, Inc.
2.400% due 11/15/2019		1,000	998
Cemex S.A.B. de C.V.
4.981% due 10/15/2018		14,800	15,257
Chesapeake Energy Corp.
3.481% due 04/15/2019		20,200	19,847
Cielo S.A.
3.750% due 11/16/2022		4,100	3,700
Clorox Co.
5.000% due 01/15/2015		1,000	1,001
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023		4,000	4,213
CNPC General Capital Ltd.
1.133% due 05/14/2017		6,000	6,013
ConAgra Foods, Inc.
1.900% due 01/25/2018		2,025	2,013
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025		1,852	1,903
4.750% due 07/12/2022		2,489	2,651
7.250% due 05/10/2021		12,185	14,074
9.000% due 01/08/2018		5,161	5,677
Continental Resources, Inc.
4.500% due 04/15/2023		7,150	6,812
Cox Communications, Inc.
3.850% due 02/01/2025		11,700	11,834
Crown Castle Towers LLC
4.174% due 08/15/2037		5,500	5,764
5.495% due 01/15/2037		17,700	18,764
6.113% due 01/15/2040		3,670	4,225
DCP Midstream Operating LP
3.250% due 10/01/2015		3,500	3,551
Delta Air Lines Pass-Through Trust
4.750% due 11/07/2021		3,892	4,145
6.718% due 07/02/2024		1,166	1,341
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019 ^		3,000	225
DIRECTV Holdings LLC
3.950% due 01/15/2025		4,550	4,595
Endo Finance LLC & Endo Finco, Inc.
5.375% due 01/15/2023		4,100	4,028
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		24,019	27,001
Ensco PLC
3.250% due 03/15/2016		1,890	1,925
ENTEL Chile S.A.
4.875% due 10/30/2024		1,700	1,732
Enterprise Products Operating LLC
3.900% due 02/15/2024		3,000	3,061
5.100% due 02/15/2045		5,000	5,397
5.700% due 02/15/2042		10,000	11,607
ERAC USA Finance LLC
2.350% due 10/15/2019		3,000	2,981
Finmeccanica SpA
8.000% due 12/16/2019	GBP	6,000	10,935
First Quantum Minerals Ltd.
6.750% due 02/15/2020		$1,723	1,568
7.000% due 02/15/2021		1,723	1,559
FMC Technologies, Inc.
3.450% due 10/01/2022		1,910	1,844
Freeport-McMoRan Corp.
9.500% due 06/01/2031		200	258
Gerdau Holdings, Inc.
7.000% due 01/20/2020		100	109
Gerdau Trade, Inc.
5.750% due 01/30/2021		2,450	2,500
Glencore Finance Canada Ltd.
2.050% due 10/23/2015		3,433	3,456
GLP Capital LP
4.375% due 11/01/2018		700	719
5.375% due 11/01/2023		2,640	2,746
Goldcorp, Inc.
3.625% due 06/09/2021		4,450	4,464
Harvest Operations Corp.
6.875% due 10/01/2017		12,800	12,400
Heathrow Funding Ltd.
2.500% due 06/25/2017		13,400	13,410

Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	8,000	7,948
5.014% due 12/27/2017		5,400	5,358
Hiland Partners LP
5.500% due 05/15/2022		$5,000	4,413
7.250% due 10/01/2020		16,574	15,828
Hospira, Inc.
5.200% due 08/12/2020		8,723	9,370
5.800% due 08/12/2023		16,185	18,144
Host Hotels & Resorts LP
6.000% due 10/01/2021		1,900	2,188
Imperial Tobacco Finance PLC
3.500% due 02/11/2023		2,900	2,854
Incitec Pivot Ltd.
4.000% due 12/07/2015		9,500	9,721
Kern River Funding Corp.
4.893% due 04/30/2018		29	31
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021		550	542
4.250% due 09/01/2024		1,300	1,305
5.800% due 03/01/2021		600	665
6.000% due 02/01/2017		15,200	16,428
6.500% due 09/01/2039		5,200	5,806
9.000% due 02/01/2019		4,400	5,339
Kinder Morgan, Inc.
4.300% due 06/01/2025		6,350	6,384
KLA-Tencor Corp.
4.125% due 11/01/2021		2,900	2,975
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026		3,300	4,050
Masco Corp.
4.800% due 06/15/2015		2,000	2,031
5.850% due 03/15/2017		6,940	7,478
5.950% due 03/15/2022		3,020	3,367
6.125% due 10/03/2016		13,750	14,651
7.125% due 03/15/2020		17,983	20,860
Medtronic, Inc.
1.043% due 03/15/2020		9,950	9,952
3.150% due 03/15/2022		16,000	16,281
3.500% due 03/15/2025		10,750	11,020
Metalloinvest Finance Ltd.
5.625% due 04/17/2020		3,600	2,750
MGM Resorts International
8.625% due 02/01/2019		2,600	2,961
Mid-America Apartments LP
5.500% due 10/01/2015		500	517
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		19,762	21,738
Mondelez International, Inc.
2.250% due 02/01/2019		5,216	5,200
Mongolian Mining Corp.
8.875% due 03/29/2017		2,385	1,574
Mylan, Inc.
2.600% due 06/24/2018		5,700	5,780
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (d)		19,200	20,016
NetApp, Inc.
3.375% due 06/15/2021		2,000	2,008
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022		2,118	1,914
Northwest Pipeline LLC
6.050% due 06/15/2018		30	34
NVR, Inc.
3.950% due 09/15/2022		4,000	4,109
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		5,293	4,764
6.750% due 10/01/2022		2,828	2,594
ONEOK Partners LP
2.000% due 10/01/2017		1,023	1,018
3.375% due 10/01/2022		8,980	8,326
5.000% due 09/15/2023		4,300	4,501
Pearson Funding PLC
3.250% due 05/08/2023		4,950	4,761
Pinnacol Assurance
8.625% due 06/25/2034 (e)		6,000	6,357
Pioneer Natural Resources Co.
3.950% due 07/15/2022		3,800	3,767
6.650% due 03/15/2017		5,651	6,194
7.200% due 01/15/2028		4,797	5,903
7.500% due 01/15/2020		14,083	16,531
Pride International, Inc.
8.500% due 06/15/2019		27,660	33,141
QVC, Inc.
4.450% due 02/15/2025		7,000	6,855
5.125% due 07/02/2022		1,344	1,417

Reynolds American, Inc.
7.750% due 06/01/2018		300	351
Rock-Tenn Co.
4.900% due 03/01/2022		4,420	4,755
Roofing Supply Group LLC
10.000% due 06/01/2020		2,750	2,755
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023		6,400	6,288
5.750% due 05/15/2024		4,000	3,945
SABMiller Holdings, Inc.
3.750% due 01/15/2022		3,000	3,136
Santander Drive Auto Receivables Trust
4.125% due 02/09/2016		1,649	1,711
SBA Tower Trust
5.101% due 04/15/2042		10,000	10,533
Southern Gas Networks PLC
0.845% due 10/21/2015	GBP	2,600	4,043
Starwood Hotels & Resorts Worldwide, Inc.
3.750% due 03/15/2025		$3,375	3,403
Suncor Energy, Inc.
3.600% due 12/01/2024		4,600	4,562
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		5,800	5,977
5.125% due 02/22/2021		11,300	12,676
Symantec Corp.
3.950% due 06/15/2022		10,000	10,079
Telefonica Emisiones S.A.U.
0.902% due 06/23/2017		8,000	7,995
3.729% due 04/27/2015		3,000	3,027
3.992% due 02/16/2016		2,900	2,984
4.949% due 01/15/2015		6,000	6,006
6.221% due 07/03/2017		400	443
6.421% due 06/20/2016		16,625	17,795
Thomson Reuters Corp.
1.300% due 02/23/2017		800	796
Time Warner Cable, Inc.
5.000% due 02/01/2020		1,600	1,765
8.750% due 02/14/2019		4,262	5,280
Times Square Hotel Trust
8.528% due 08/01/2026		714	928
Toll Brothers Finance Corp.
8.910% due 10/15/2017		7,510	8,749
Tullow Oil PLC
6.250% due 04/15/2022		1,800	1,530
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		3,495	3,565
5.900% due 04/01/2026		2,057	2,293
7.125% due 04/22/2025		2,934	3,419
UAL Pass-Through Trust
9.750% due 07/15/2018		809	898
10.400% due 05/01/2018		11,260	12,547
UAL Pass-Through Trust AB
10.125% due 03/22/2015 ^		35	19
United Airlines Pass-Through Trust
3.750% due 03/03/2028		3,000	3,023
4.300% due 02/15/2027		2,550	2,639
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		7,400	814
USG Corp.
7.875% due 03/30/2020		2,000	2,148
9.750% due 01/15/2018		11,500	13,168
Vale Overseas Ltd.
6.250% due 01/23/2017		200	214
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		8,400	7,064
Virgin Australia Trust
5.000% due 04/23/2025		4,744	4,886
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024		2,600	2,490
Westmoreland Coal Co.
8.750% due 01/01/2022		6,000	5,925
Willamette Industries, Inc.
7.350% due 07/01/2026		2,000	2,433
Williams Partners LP
4.300% due 03/04/2024		2,350	2,350
4.500% due 11/15/2023		3,700	3,741
5.250% due 03/15/2020		16,429	17,854
Wynn Las Vegas LLC
4.250% due 05/30/2023		19,982	19,083
5.375% due 03/15/2022		14,828	15,125
7.750% due 08/15/2020		13,045	13,961

			1,118,901

UTILITIES 7.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		36,150	37,398
Ameren Illinois Co.
9.750% due 11/15/2018		488	624
American Transmission Systems, Inc.
5.250% due 01/15/2022		4,275	4,794
AT&T, Inc.
4.800% due 06/15/2044		6,500	6,649
Berkshire Hathaway Energy Co.
2.400% due 02/01/2020		975	972
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		4,715	5,117
Cia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	387	146
CNOOC Nexen Finance ULC
4.250% due 04/30/2024		$5,250	5,443
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		1,750	2,046
Dynegy Finance, Inc.
6.750% due 11/01/2019		7,100	7,233
7.375% due 11/01/2022		2,775	2,827
Entergy New Orleans, Inc.
5.100% due 12/01/2020		10,000	10,231
FirstEnergy Corp.
2.750% due 03/15/2018		10,250	10,338
4.250% due 03/15/2023		5,200	5,375
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		5,600	4,116
Gazprom OAO Via Gaz Capital S.A.
3.700% due 07/25/2018	EUR	1,000	1,071
4.300% due 11/12/2015		$2,300	2,247
4.950% due 02/06/2028 (f)		6,500	4,972
5.092% due 11/29/2015		12,500	12,281
5.999% due 01/23/2021		500	440
6.212% due 11/22/2016		1,100	1,064
6.605% due 02/13/2018	EUR	1,000	1,187
8.146% due 04/11/2018		$7,550	7,512
9.250% due 04/23/2019		9,000	9,220
Jersey Central Power & Light Co.
4.800% due 06/15/2018		5,500	5,918
Laclede Group, Inc.
0.982% due 08/15/2017		13,500	13,501
MarkWest Energy Partners LP
4.500% due 07/15/2023		5,000	4,837
4.875% due 12/01/2024		1,600	1,572
Midwest Generation LLC
8.560% due 01/02/2016		147	149
NGPL PipeCo LLC
7.119% due 12/15/2017		25,310	24,994
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		935	879
Orange S.A.
2.125% due 09/16/2015		626	631
Petrobras Global Finance BV
3.123% due 03/17/2020		4,735	4,288
Petroleos Mexicanos
5.750% due 03/01/2018		3,150	3,410
Plains All American Pipeline LP
2.600% due 12/15/2019		15,650	15,559
3.600% due 11/01/2024		10,000	9,837
3.850% due 10/15/2023		12,000	12,193
Public Service Co. of Oklahoma
6.150% due 08/01/2016		150	161
Rosneft Finance S.A.
7.250% due 02/02/2020		400	348
7.500% due 07/18/2016		16,500	15,889
7.875% due 03/13/2018		400	371
Sinopec Group Overseas Development Ltd.
1.009% due 04/10/2017		17,900	17,934
Sprint Corp.
7.125% due 06/15/2024		13,000	12,155
7.875% due 09/15/2023		13,875	13,767
Targa Resources Partners LP
4.125% due 11/15/2019		3,000	2,902
6.875% due 02/01/2021		700	719
Verizon Communications, Inc.
2.625% due 02/21/2020		10,000	9,897
3.850% due 11/01/2042		5,700	5,102
4.500% due 09/15/2020		39,300	42,703
4.862% due 08/21/2046		10,514	10,827

5.012% due 08/21/2054	2,802	2,912
5.150% due 09/15/2023	78,050	86,246
6.550% due 09/15/2043	2,794	3,585
Yellowstone Energy LP
5.750% due 12/31/2026	4,813	4,514

		471,103

Total Corporate Bonds & Notes (Cost $3,876,796)		3,896,589

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Prologis LP
3.250% due 03/15/2015	600	668

Total Convertible Bonds & Notes (Cost $699)		668

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.3%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	6,200	9,223
7.550% due 04/01/2039	1,300	2,007
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	5,530	4,570

		15,800

COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029	7,500	9,049

NEW JERSEY 0.0%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,560	1,933

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	2,500	3,460

OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,500	2,858
6.500% due 06/01/2047	600	527
Hamilton County, Ohio Sewer System Revenue Bonds, (BABs), Series 2009
6.500% due 12/01/2034	2,500	2,907

		6,292

WASHINGTON 0.0%
Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	2,000	2,274

Total Municipal Bonds & Notes (Cost $31,794)		38,808

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
3.000% due 01/01/2045 - 02/01/2045	9,500	9,582

Total U.S. Government Agencies (Cost $9,571)		9,582

U.S. TREASURY OBLIGATIONS 13.0%
U.S. Treasury Bonds
3.125% due 02/15/2042 (h)(j)	53,330	57,471
3.125% due 08/15/2044 (f)	138,400	149,029
3.375% due 05/15/2044 (f)(h)	175,750	198,048
3.625% due 08/15/2043 (f)	84,600	99,583
3.625% due 02/15/2044 (h)(j)	21,050	24,798
3.750% due 11/15/2043 (f)	151,350	182,117
U.S. Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025	75,199	88,488
U.S. Treasury Strips
0.000% due 08/15/2043	1,000	445
0.000% due 11/15/2043	33,700	14,896
0.000% due 02/15/2044	2,100	920

Total U.S. Treasury Obligations (Cost $745,832)		815,795

MORTGAGE-BACKED SECURITIES 3.0%
Adjustable Rate Mortgage Trust
5.026% due 01/25/2036 ^	1,374	1,255

American Home Mortgage Assets Trust
0.290% due 10/25/2046	4,805	3,445
American Home Mortgage Investment Trust
2.082% due 11/25/2045 ^	1,726	1,369
Banc of America Alternative Loan Trust
5.750% due 11/25/2035 ^	2,083	1,963
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	110	118
5.754% due 02/10/2051	778	849
Banc of America Funding Trust
0.355% due 10/20/2036	4,517	3,260
0.445% due 06/20/2047	2,000	1,418
0.570% due 05/25/2037 ^	1,126	785
45.143% due 07/25/2047	1,615	2,517
BCAP LLC Trust
0.390% due 05/25/2047 ^	3,144	2,389
4.979% due 07/26/2036	604	482
5.349% due 07/26/2035	609	609
Bear Stearns Adjustable Rate Mortgage Trust
2.546% due 08/25/2035	520	459
Bear Stearns ALT-A Trust
0.490% due 08/25/2036	1,492	1,005
2.655% due 03/25/2036 ^	534	394
2.677% due 08/25/2036 ^	2,265	1,665
Chase Mortgage Finance Trust
5.500% due 07/25/2037	6,811	6,188
ChaseFlex Trust
0.510% due 08/25/2037	1,275	863
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	1,300	1,377
5.710% due 12/10/2049	91	99
Citigroup Mortgage Loan Trust, Inc.
2.763% due 03/25/2037	1,396	1,106
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	178	187
5.886% due 11/15/2044	76	83
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^	2,098	1,646
Countrywide Alternative Loan Trust
0.330% due 12/25/2046 ^	1,345	1,345
0.340% due 11/25/2036	977	902
0.340% due 05/25/2047	14,259	12,012
0.355% due 09/20/2046	7,735	6,297
0.360% due 09/25/2046 ^	6,995	5,923
0.375% due 03/20/2046	2,061	1,637
0.375% due 09/20/2046	6,077	4,547
0.460% due 05/25/2036	25,025	16,751
0.520% due 05/25/2037 ^	1,848	1,172
0.970% due 12/25/2035	1,624	1,351
6.000% due 03/25/2036	2,380	1,979
6.000% due 05/25/2036 ^	220	193
6.000% due 08/25/2036 ^	1,301	1,168
6.000% due 01/25/2037 ^	72	62
6.500% due 12/25/2036 ^	789	656
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035	720	733
Credit Suisse Mortgage Capital Certificates
2.703% due 04/28/2037	3,403	2,298
DBUBS Mortgage Trust
4.537% due 07/10/2044	300	332
Deutsche ALT-A Securities, Inc.
0.310% due 08/25/2037	13,162	11,111
0.370% due 02/25/2047	3,394	2,769
First Horizon Mortgage Pass-Through Trust
2.392% due 11/25/2037	2,381	2,067
GSR Mortgage Loan Trust
2.629% due 01/25/2036 ^	870	813
HarborView Mortgage Loan Trust
0.414% due 01/19/2036	5,088	3,539
3.403% due 06/19/2036 ^	1,855	1,251
HSI Asset Loan Obligation Trust
6.000% due 09/25/2037	417	403
Impac Secured Assets Trust
0.430% due 01/25/2037	7,229	3,912
JPMorgan Alternative Loan Trust
0.265% due 09/25/2036 ^	1,939	1,721
2.763% due 05/25/2037 ^	2,938	2,235
6.310% due 08/25/2036	3,000	2,377
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	194	208
Lehman Mortgage Trust
6.000% due 07/25/2037	1,276	1,169
Merrill Lynch Mortgage Investors Trust
0.380% due 02/25/2036	326	301
0.420% due 11/25/2035	97	93
2.791% due 05/25/2033	14	13

Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		1,891	2,003
5.700% due 09/12/2049		100	108
Morgan Stanley Capital Trust
5.569% due 12/15/2044		1,000	1,076
Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036		586	353
Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037		136	123
New Century Alternative Mortgage Loan Trust
6.167% due 07/25/2036 ^		2,005	1,387
Residential Accredit Loans, Inc. Trust
0.350% due 05/25/2036		3,609	2,932
0.350% due 09/25/2036		1,549	1,214
0.360% due 08/25/2036		3,100	2,308
0.360% due 09/25/2036		2,961	2,322
0.520% due 08/25/2035 ^		5,491	4,194
0.913% due 09/25/2046 ^		1,458	987
2.898% due 07/25/2035		936	862
3.406% due 09/25/2035 ^		830	677
3.561% due 12/25/2035		6,600	5,571
3.762% due 01/25/2036 ^		4,065	3,280
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 07/25/2037 ^		876	798
Sequoia Mortgage Trust
0.365% due 05/20/2035		417	384
Structured Adjustable Rate Mortgage Loan Trust
0.470% due 08/25/2036		2,841	2,220
2.515% due 02/25/2036 ^		3,405	2,875
4.861% due 05/25/2036 ^		3,903	3,053
5.280% due 07/25/2036		3,315	2,255
Structured Asset Mortgage Investments Trust
0.290% due 08/25/2036		2,661	2,052
0.380% due 08/25/2036		1,772	1,389
Thornburg Mortgage Securities Trust
6.038% due 09/25/2037		105	109
Wachovia Mortgage Loan Trust LLC
2.476% due 10/20/2035 ^		683	641
2.738% due 05/20/2036 ^		2,808	2,468
WaMu Mortgage Pass-Through Certificates Trust
4.568% due 07/25/2037 ^		1,388	1,300
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2036		616	475
6.000% due 06/25/2037 ^		7,396	6,500
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037		626	571
6.000% due 06/25/2037 ^		693	663
6.250% due 11/25/2037 ^		1,738	1,666

Total Mortgage-Backed Securities (Cost $156,139)			187,687

ASSET-BACKED SECURITIES 4.2%
Aames Mortgage Investment Trust
1.355% due 06/25/2035		4,000	3,480
ACE Securities Corp.
0.330% due 08/25/2036 ^		1,955	841
0.370% due 12/25/2036		7,060	2,971
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.630% due 07/25/2035		3,100	2,977
Argent Securities Trust
0.280% due 09/25/2036		2,340	918
0.440% due 05/25/2036		1,752	654
Asset-Backed Securities Corp. Home Equity Loan Trust
1.070% due 06/25/2035		1,000	828
2.045% due 09/25/2034		1,194	1,008
Bear Stearns Asset-Backed Securities Trust
0.320% due 11/25/2036		3,563	2,908
0.325% due 01/25/2037		2,469	2,052
0.410% due 06/25/2047		2,700	2,304
0.520% due 12/25/2035		820	599
0.520% due 04/25/2037 ^		4,864	2,190
0.670% due 08/25/2035		369	307
1.420% due 08/25/2037		2,013	1,853
Berica Asset-Backed Security SRL
0.379% due 12/31/2055	EUR	11,272	13,577
Carrington Mortgage Loan Trust
1.220% due 05/25/2035		$2,100	1,519
Cavalry CLO Ltd.
1.528% due 01/16/2024		6,250	6,250
Citigroup Mortgage Loan Trust, Inc.
0.440% due 05/25/2037		4,254	2,844
0.570% due 11/25/2046		867	740

Countrywide Asset-Backed Certificates
0.305% due 01/25/2037		1,510	1,434
0.310% due 07/25/2037		6,300	5,003
0.320% due 05/25/2037		2,933	2,529
0.340% due 05/25/2037		10,138	9,056
0.350% due 09/25/2036		1,596	1,563
0.350% due 06/25/2047		1,997	1,756
0.390% due 09/25/2047		1,500	1,114
0.410% due 03/25/2037		3,549	2,026
0.520% due 03/25/2036 ^		20,008	17,715
5.195% due 10/25/2046 ^		3,894	3,382
Countrywide Asset-Backed Certificates Trust
0.315% due 09/25/2046		16,271	13,372
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036		2,077	1,189
Eagle Ltd.
2.570% due 12/15/2039		3,250	3,246
Elm CLO Ltd.
1.635% due 01/17/2023		11,100	11,100
Fremont Home Loan Trust
0.320% due 01/25/2037		2,335	1,200
0.340% due 02/25/2037		3,107	1,788
GSAA Home Equity Trust
5.238% due 03/25/2036		4,211	3,005
5.995% due 03/25/2046 ^		2,746	2,114
Home Equity Loan Trust
0.510% due 04/25/2037		3,100	1,886
HSI Asset Securitization Corp. Trust
0.350% due 04/25/2037		5,800	4,230
Inwood Park CDO Ltd.
0.456% due 01/20/2021		1,313	1,308
JPMorgan Mortgage Acquisition Trust
0.360% due 03/25/2047		3,770	1,955
Lehman XS Trust
0.335% due 06/25/2036		1,418	1,011
5.170% due 08/25/2035		5,615	5,606
Magi Funding PLC
0.429% due 04/11/2021	EUR	1,359	1,637
MASTR Asset-Backed Securities Trust
0.410% due 03/25/2036		$4,500	2,836
0.670% due 10/25/2035		2,167	1,507
Merrill Lynch Mortgage Investors Trust
0.280% due 03/25/2037		605	597
0.340% due 07/25/2037		2,024	1,061
0.350% due 03/25/2037		6,789	5,076
0.430% due 03/25/2037		16,900	10,797
0.620% due 02/25/2047		9,639	7,152
0.650% due 05/25/2036		2,400	2,153
Morgan Stanley ABS Capital, Inc. Trust
0.310% due 10/25/2036		1,677	1,035
0.320% due 11/25/2036		2,735	1,755
0.320% due 12/25/2036		1,292	712
0.350% due 02/25/2037		16,066	7,859
0.370% due 02/25/2037		828	528
0.390% due 10/25/2036		1,833	1,144
0.420% due 08/25/2036		10,543	6,813
Morgan Stanley Home Equity Loan Trust
0.520% due 04/25/2037		1,854	1,223
National Collegiate Student Loan Trust
0.430% due 02/26/2029		1,500	1,392
0.440% due 03/26/2029		500	459
New Century Home Equity Loan Trust
0.500% due 02/25/2036		3,000	2,716
NovaStar Mortgage Funding Trust
0.320% due 03/25/2037		1,758	926
0.380% due 01/25/2037		6,604	3,251
0.420% due 10/25/2036		1,994	1,016
Option One Mortgage Loan Trust
0.310% due 01/25/2037		7,289	4,456
RAAC Trust
1.670% due 09/25/2047		3,200	2,616
Residential Asset Mortgage Products Trust
0.470% due 03/25/2036		3,000	2,426
0.790% due 05/25/2035		4,219	3,793
Residential Asset Securities Corp. Trust
0.320% due 08/25/2036		2,588	2,399
0.420% due 08/25/2036		3,900	3,287
0.490% due 01/25/2036		2,000	1,939
0.510% due 04/25/2037		9,400	6,675
0.580% due 01/25/2036		1,000	872
Rhodium BV
0.681% due 05/27/2084	EUR	372	441
Saxon Asset Securities Trust
0.950% due 03/25/2035		$2,075	1,898
Securitized Asset-Backed Receivables LLC Trust
0.420% due 03/25/2036		2,001	1,153
Specialty Underwriting & Residential Finance Trust
0.320% due 06/25/2037		1,064	627
0.440% due 04/25/2037		2,000	1,066
0.455% due 12/25/2036		8,100	6,336
4.617% due 02/25/2037		2,381	1,190

Structured Asset Investment Loan Trust
0.320% due 09/25/2036		1,936	1,547
0.330% due 05/25/2036		1,064	856
Structured Asset Securities Corp. Mortgage Loan Trust
0.340% due 12/25/2036		5,500	4,679
WG Horizons CLO
0.496% due 05/24/2019		3,285	3,259

Total Asset-Backed Securities (Cost $222,336)			264,568

SOVEREIGN ISSUES 3.9%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	176,125	60,011
10.000% due 01/01/2023		122	41
10.000% due 01/01/2025		94,800	31,237
Export-Import Bank of Korea
1.250% due 11/20/2015		$8,300	8,319
3.750% due 10/20/2016		3,000	3,134
4.000% due 01/11/2017		1,200	1,260
5.875% due 01/14/2015		24,700	24,730
Indonesia Government International Bond
2.875% due 07/08/2021	EUR	1,600	1,965
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (c)		1,113	1,399
5.500% due 11/01/2022		49,600	77,209
Junta de Castilla y Leon
6.270% due 02/19/2018		2,700	3,824
6.505% due 03/01/2019		1,800	2,660
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	340,000	2,321
4.500% due 07/03/2017		300,000	2,009
Slovenia Government International Bond
4.125% due 02/18/2019		$300	315
4.700% due 11/01/2016	EUR	15,000	19,446
5.250% due 02/18/2024		$4,700	5,188

Total Sovereign Issues (Cost $261,772)			245,068

	SHARES
COMMON STOCKS 1.9%
CONSUMER DISCRETIONARY 1.3%
Amaya, Inc. (a)(e)		537,059	13,198
Cedar Fair LP		15,900	761
Las Vegas Sands Corp.		262,140	15,246
Melco Crown Entertainment Ltd. - ADR		822,696	20,896
MGM Resorts International (a)		820,723	17,547
Wynn Resorts Ltd.		103,043	15,329

			82,977

ENERGY 0.1%
Cheniere Energy, Inc. (a)		96,493	6,793

FINANCIALS 0.2%
Citigroup, Inc.		232,825	12,598

INDUSTRIALS 0.1%
USG Corp. (a)		202,388	5,665

INFORMATION TECHNOLOGY 0.2%
QUALCOMM, Inc.		133,163	9,898

Total Common Stocks (Cost $130,730)			117,931

CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Health Care REIT, Inc.
6.500% (d)		84,000	5,568
Wells Fargo & Co.
7.500% (d)		7,750	9,418

Total Convertible Preferred Securities (Cost $9,723)			14,986

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
AgriBank FCB
6.875% due 01/01/2024 (d)	30,000	3,155
Citigroup Capital
7.875% due 10/30/2040	48,000	1,276
CoBank ACB
6.200% due 01/01/2025 (d)	106,000	10,610
6.250% due 10/01/2022 (d)(e)	25,000	2,532
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)	13,000	15,900
Navient Corp. CPI Linked Security
3.658% due 03/15/2017	21,400	527

Total Preferred Securities (Cost $30,910)		34,000

REAL ESTATE INVESTMENT TRUSTS 0.1%
FINANCIALS 0.1%
American Residential Properties, Inc. (a)	311,514	5,473

Total Real Estate Investment Trusts (Cost $6,048)		5,473

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.4%
CERTIFICATES OF DEPOSIT 3.0%
Banco Bilbao Vizcaya Argentaria S.A.
0.981% due 10/23/2015	$5,000	4,995
1.082% due 05/16/2016	13,250	13,241
Banco do Brasil S.A.
1.211% due 06/29/2015	15,000	15,003
Barclays Bank PLC
0.535% due 05/01/2015	25,000	25,000
Credit Suisse
0.553% due 08/24/2015	15,000	15,005
0.608% due 01/28/2016	7,350	7,355
Intesa Sanpaolo SpA
1.610% due 04/11/2016	7,000	7,014
1.650% due 04/07/2015	15,000	15,029
Itau Unibanco Holding S.A.
1.190% due 06/26/2015	4,500	4,500
1.511% due 05/31/2016	67,400	67,355
Sumitomo Mitsui Banking Corp.
0.602% due 05/02/2017	16,100	16,102

		190,599

COMMERCIAL PAPER 0.1%
Ford Motor Credit Co.
0.680% due 03/02/2015	300	300
Greensill Capital SCF S.A.
5.576% due 03/02/2015 (e)	9,000	8,921

		9,221

U.S. TREASURY BILLS 0.3%
0.047% due 01/22/2015 - 05/28/2015 (b)(f)(h)(j)	21,444	21,442

Total Short-Term Instruments (Cost $221,253)		221,262

Total Investments in Securities (Cost $6,283,257)		6,429,083

	SHARES
INVESTMENTS IN AFFILIATES 3.5%
SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short-Term Floating NAV Portfolio	1,269	13
PIMCO Short-Term Floating NAV Portfolio III	22,080,524	218,862

Total Short-Term Instruments (Cost $219,781)		218,875

Total Investments in Affiliates (Cost $219,781)		218,875

Total Investments 105.7% (Cost $6,503,038)		$6,647,958
Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $(10,127))		2,810
Other Assets and Liabilities, net (5.7%)		(360,616)

Net Assets 100.0%		$6,290,152

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amaya, Inc.	09/08/2014 - 10/10/2014	$15,892	$13,198	0.21%
CoBank ACB	10/01/2012	2,500	2,532	0.04%
Greensill Capital SCF S.A. 5.576% due 03/02/2015	09/09/2014	8,921	8,921	0.14%
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	6,000	6,357	0.10%
Rise Ltd. 4.750% due 01/31/2021	02/11/2014	7,826	7,850	0.12%

		$41,139	$38,858	0.62%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
MEI	0.350%	08/01/2014	07/31/2016	$(5,197)	$(5,190)
SCX	0.220%	12/05/2014	01/06/2015	(114,529)	(114,548)

Total Reverse Repurchase Agreements					$(119,738)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BCY	0.300%	12/26/2014	01/09/2015	$(3,263)	$(3,265)
	0.300%	12/29/2014	01/12/2015	(3,610)	(3,613)
	0.390%	12/15/2014	01/15/2015	(5,065)	(5,072)
GSC	0.120%	12/23/2014	01/06/2015	(18,095)	(18,103)
	0.220%	12/23/2014	01/06/2015	(57,894)	(57,920)
	0.350%	12/12/2014	01/23/2015	(10,654)	(10,676)
	0.420%	12/16/2014	01/07/2015	(3,381)	(3,384)
	0.420%	12/18/2014	01/16/2015	(18,033)	(18,059)
MSC	0.170%	12/18/2014	01/08/2015	(22,293)	(22,307)
TDM	0.210%	12/16/2014	01/16/2015	(52,083)	(52,149)
	0.300%	12/04/2014	01/06/2015	(9,546)	(9,552)
UBS	0.340%	12/10/2014	01/09/2015	(34,886)	(34,918)
	0.350%	12/17/2014	01/09/2015	(12,776)	(12,786)

Total Sale-Buyback Transactions					$(251,804)

(1)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $507,057 at a weighted average interest rate of 0.089%.
(2)	Payable for sale-buyback transactions includes $179 of deferred price drop on sale-buyback transactions.

(f)	Securities with an aggregate market value of $375,955 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	Short	03/2015	115	$(369)	$0	$(7)
JPX Nikkei Index 400 March Futures	Long	03/2015	582	5	0	(109)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	6,362	2,869	1,391	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	785	3,084	221	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2015	389	2,911	134	0

Total Futures Contracts				$8,500	$1,746	$(116)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
Mexico Government International Bond	1.000%	12/20/2018	0.817%	$15,000	$119	$130	$0	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-19 5-Year Index	1.000%	12/20/2017	$200	$4	$2	$0	$0
CDX.IG-21 5-Year Index	1.000%	12/20/2018	611,045	11,946	1,567	126	0
CDX.IG-22 5-Year Index	1.000%	06/20/2019	216,800	3,969	(6)	36	0
CDX.IG-23 5-Year Index	1.000%	12/20/2019	326,400	5,318	304	27	0

				$ 21,237	$1,867	$189	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month NZD-LIBOR	5.000%	12/17/2024	NZD	80,800	$4,615	$2,990	$438	$0
Receive	3-Month USD-LIBOR	2.700%	05/21/2024		$27,100	(1,135)	(1,025)	0	(29)
Receive	3-Month USD-LIBOR	2.700%	07/18/2024		9,300	(470)	(435)	0	(10)
Receive	3-Month USD-LIBOR	2.459%	11/15/2024		22,000	(406)	(406)	0	(23)
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		15,350	(1,016)	(223)	0	(17)
Pay	6-Month AUD-BBR-BBSW	3.250%	09/21/2017	AUD	756,000	5,651	6,382	1,311	0
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	318,000	(1,471)	(867)	0	(3)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025		153,100	(7,355)	(8,616)	0	(204)
Receive	6-Month GBP-LIBOR	3.000%	09/11/2024	GBP	13,500	(713)	(834)	0	(69)
Receive	6-Month GBP-LIBOR	2.750%	03/18/2025		50,700	(6,401)	(5,183)	0	(391)
Receive	6-Month JPY-LIBOR	0.500%	09/17/2021	JPY	1,930,000	(215)	(95)	0	(4)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023		14,000,000	(5,983)	(6,468)	0	(71)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	2,954,300	5,486	(1,250)	77	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		599,200	(165)	(326)	152	0
Pay	28-Day MXN-TIIE	5.840%	09/14/2021		219,300	103	70	59	0
Pay	28-Day MXN-TIIE	5.810%	09/29/2021		150,900	58	64	41	0
Pay	28-Day MXN-TIIE	5.750%	09/30/2021		112,500	15	15	30	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		433,400	(186)	(53)	117	0

						$(9,588)	$(16,260)	$2,225	$(821)

Total Swap Agreements						$11,768	$(14,263)	$2,414	$(822)

(h)	Securities with an aggregate market value of $54,483 and cash of $6,146 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	BRL	270,374		$101,790	$77	$0
	01/2015	GBP	764		1,202	11	0
	01/2015	JPY	7,071,200		59,110	75	0
	01/2015		$103,177	BRL	270,374	0	(1,463)
	01/2015		1,817	EUR	1,476	0	(31)
	01/2015		1,080	GBP	689	0	(6)
	02/2015	EUR	2,046		$2,488	11	0
	07/2015	BRL	270,374		97,767	1,040	0
BPS	01/2015		38,661		14,495	168	(218)
	01/2015	GBP	796		1,247	7	0
	01/2015		$14,555	BRL	38,661	0	(11)
	02/2015	MXN	89,642		$6,150	86	0
	01/2017	BRL	9,922		3,492	390	0
BRC	02/2015		$19,016	INR	1,204,865	0	(137)
	02/2015		1,954	MXN	26,538	0	(159)
CBK	01/2015		69,228	JPY	8,359,257	561	0
	02/2015	JPY	8,359,257		$69,245	0	(560)
	02/2015		$521	MXN	7,139	0	(38)
	03/2015	CAD	17,544		$15,311	231	0
DUB	01/2015		$1,267	AUD	1,482	0	(57)
	01/2015		375,957	EUR	308,566	0	(2,577)
	02/2015	EUR	308,566		$376,068	2,572	0
	01/2017		$3,492	BRL	9,922	0	(390)
FBF	01/2015	BRL	105,071		$44,287	4,760	0
	01/2015	GBP	40,626		63,774	454	0
	01/2015		$39,523	BRL	105,071	21	(17)
	07/2015	BRL	44,849		$15,981	0	(63)
GLM	01/2015		124,685		52,294	5,388	0
	01/2015	GBP	625		979	5	0
	01/2015		$46,941	BRL	124,685	0	(35)
	01/2015		175,127	EUR	140,853	0	(4,688)
HUS	01/2015	BRL	44,849		$17,141	269	0
	01/2015	JPY	2,549,612		21,100	0	(186)
	01/2015		$16,885	BRL	44,849	0	(13)
	01/2015	ZAR	70,397		$6,229	167	0
	02/2015	MXN	75,887		5,203	69	0
JPM	01/2015	EUR	43,220		53,137	839	0
	01/2015		$1,008	AUD	1,213	0	(18)
	02/2015	MXN	30,224		$2,097	53	0
	02/2015		$1,945	MXN	27,357	0	(94)
	04/2016	CNY	13,651		$2,014	0	(129)
	04/2016		$2,300	CNY	13,651	0	(157)
MSB	01/2015	AUD	37,007		$31,588	1,375	0
	01/2015	BRL	19,293		7,263	6	0
	01/2015	EUR	407,675		506,636	13,329	0
	01/2015		$7,261	BRL	19,293	0	(3)
	01/2015		65,310	GBP	42,122	341	0
	01/2015		131,245	JPY	15,266,300	0	(3,792)
	01/2015		1,008	NZD	1,301	7	0
	02/2015	BRL	19,293		$7,200	0	(2)
	02/2015	GBP	42,122		65,294	0	(342)
RBC	02/2015	MXN	75,410		5,707	605	0
	02/2015		$16,267	MXN	230,056	0	(703)
UAG	01/2015	BRL	21,250		$9,150	1,156	0
	01/2015	JPY	14,004,745		118,443	1,522	0
	01/2015		$28,059	AUD	34,312	0	(47)
	01/2015		8,000	BRL	21,250	0	(6)
	01/2015		757	NZD	985	11	0
	02/2015	AUD	34,312		$28,000	46	0
	02/2015		$170	MXN	2,507	0	(1)

Total Forward Foreign Currency Contracts						$35,652	$(15,943)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$89,400	$7,087	$855

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Cost	Market Value
DUB	Call - OTC EURO STOXX 50 Index	3,631.000	12/20/2019	EUR	2,365	$8,236	$6,774

Total Purchased Options						$15,323	$7,629

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	13,000	$(25)	$(15)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		13,000	(22)	(2)
CBK	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		25,800	(45)	(30)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		17,900	(35)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		7,900	(19)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		17,500	(13)	(16)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		17,500	(36)	(17)
FBF	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	01/21/2015		$124,100	(124)	(18)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	02/18/2015		100,000	(120)	(75)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	01/21/2015	EUR	47,900	(26)	(11)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		95,700	(38)	(15)
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		10,600	(13)	(12)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		10,600	(29)	(1)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		25,800	(19)	(18)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		25,800	(49)	(45)
JPM	Put - OTC CDX.IG-23 5-Year Index	Sell	0.950%	03/18/2015		$187,800	(395)	(165)
	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	03/18/2015		36,600	(79)	(27)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	10,700	(15)	(13)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		10,700	(30)	(1)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		26,300	(24)	(19)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		26,300	(45)	(46)

							$(1,201)	$(549)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.650	05/27/2015	$39,600	$(1,256)	$(2,312)
	Call - OTC USD versus INR	INR	65.200	02/27/2015	19,500	(340)	(109)
GLM	Call - OTC USD versus BRL	BRL	2.700	06/02/2015	21,000	(633)	(1,041)
	Call - OTC USD versus INR	INR	67.000	06/02/2015	28,100	(578)	(332)

						$(2,807)	$(3,794)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$27,900	$(240)	$(6)
	Floor - OTC CPURNSA Index	217.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	21,200	(274)	(6)

						$(514)	$(12)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		$375,400	$(7,057)	$(2,527)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.950%	03/23/2015	EUR	9,900	(26)	(193)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.550%	03/23/2015		9,900	(82)	(3)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350%	09/08/2015		133,600	(307)	(534)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	09/08/2015		133,600	(316)	(116)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/13/2015		$116,500	(570)	(967)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	02/13/2015		116,500	(557)	(39)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.950%	03/23/2015	EUR	9,400	(19)	(183)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.550%	03/23/2015		9,400	(85)	(2)
MYC	Call - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Receive	2.910%	08/17/2015		$352,100	(1,268)	(1,734)
	Put - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Pay	2.910%	08/17/2015		352,100	(1,268)	(501)

								$(11,555)	$(6,799)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date		Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	2,365	$(8,236)	$(7,998)

Total Written Options						$(24,313)	$(19,152)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Credit Agricole S.A.	1.000%	06/20/2019	0.573%	EUR	4,800	$122	$(10)	$112	$0
	Credit Suisse Group	1.000%	06/20/2019	0.478%		3,500	106	(6)	100	0
	Ford Motor Co.	5.000%	09/20/2021	1.341%		$14,000	3,439	(270)	3,169	0
	Italy Government International Bond	1.000%	12/20/2018	1.030%		100	(5)	5	0	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%		1,000	(5)	1	0	(4)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		30,000	46	(245)	0	(199)
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.100%		2,600	(12)	35	23	0
	Prudential Financial, Inc.	1.000%	09/20/2019	0.510%		2,000	41	5	46	0
	Spain Government International Bond	1.000%	09/20/2019	0.782%		2,600	44	(18)	26	0
	Toyota Motor Corp.	1.000%	03/20/2015	0.064%		18,000	24	19	43	0
BPS	Berkshire Hathaway, Inc.	1.000%	06/20/2016	0.170%		50,000	841	(211)	630	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2018	1.347%		4,600	(118)	66	0	(52)
	Italy Government International Bond	1.000%	06/20/2019	1.114%		3,200	24	(39)	0	(15)
	Petrobras International Finance Co.	1.000%	06/20/2015	5.661%		2,500	(17)	(36)	0	(53)
	Petrobras International Finance Co.	1.000%	06/20/2019	4.431%		4,100	(315)	(226)	0	(541)
	Petrobras International Finance Co.	1.000%	09/20/2019	4.418%		37,700	(2,053)	(3,140)	0	(5,193)
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		8,000	(873)	(273)	0	(1,146)
BRC	Berkshire Hathaway, Inc.	1.000%	12/20/2021	0.791%		8,800	63	59	122	0
	BMW Finance NV	1.000%	06/20/2018	0.218%		500	6	8	14	0
	D.R. Horton, Inc.	1.000%	09/20/2021	2.185%		1,000	(68)	(3)	0	(71)
	Ford Motor Co.	5.000%	06/20/2019	0.886%		5,900	1,149	(95)	1,054	0
	Ford Motor Co.	5.000%	09/20/2021	1.341%		15,000	3,653	(257)	3,396	0
	General Electric Capital Corp.	1.000%	06/20/2015	0.261%		25,000	212	(116)	96	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.510%		2,500	29	22	51	0
	Italy Government International Bond	1.000%	12/20/2018	1.030%		7,100	(354)	348	0	(6)
	MetLife, Inc.	1.000%	12/20/2021	0.938%		7,000	23	8	31	0
	SoftBank Corp.	1.000%	12/20/2017	1.242%	JPY	60,000	(65)	62	0	(3)
	Statoil ASA	1.000%	06/20/2016	0.209%		$8,600	168	(64)	104	0
	Tesco PLC	1.000%	12/20/2019	1.872%	EUR	4,000	(46)	(152)	0	(198)
	Toyota Motor Corp.	1.000%	03/20/2015	0.064%		$4,500	21	(11)	10	0
	UPC Holding BV	5.000%	09/20/2022	3.203%	EUR	1,200	69	107	176	0
CBK	BP Capital Markets America, Inc.	1.000%	12/20/2018	0.612%		10,000	274	(85)	189	0
	Dominion Resources, Inc.	0.670%	06/20/2015	0.028%		$100	0	0	0	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%		2,000	(14)	4	0	(10)
	Spain Government International Bond	1.000%	12/20/2018	0.682%		4,800	(152)	212	60	0
	Tesco PLC	1.000%	12/20/2019	1.872%	EUR	2,200	(38)	(71)	0	(109)
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.177%		$2,000	(5)	30	25	0
DUB	Berkshire Hathaway, Inc.	1.000%	03/20/2024	0.993%		10,000	(159)	168	9	0
	BP Capital Markets America, Inc.	1.000%	12/20/2018	0.612%	EUR	5,000	137	(42)	95	0
	Danone	1.000%	03/20/2016	0.126%		$2,000	32	(10)	22	0
	Italy Government International Bond	1.000%	12/20/2018	1.030%		1,800	(84)	82	0	(2)
	Italy Government International Bond	1.000%	06/20/2019	1.114%		89,500	81	(490)	0	(409)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		1,400	(2)	(8)	0	(10)
	MetLife, Inc.	1.000%	03/20/2021	0.843%		10,000	(32)	126	94	0
	MetLife, Inc.	1.000%	09/20/2021	0.909%		24,800	250	(102)	148	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		20,000	150	(21)	129	0
	Morgan Stanley	1.000%	03/20/2021	0.957%		24,700	(220)	289	69	0
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.141%		20,000	(202)	506	304	0
	Petrobras International Finance Co.	1.000%	06/20/2015	5.661%		33,100	(94)	(616)	0	(710)
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.100%		13,500	(17)	140	123	0
	Prudential Financial, Inc.	1.000%	09/20/2021	0.786%		47,300	509	140	649	0
	Spain Government International Bond	1.000%	09/20/2019	0.782%		200	3	(1)	2	0
FBF	American Airlines Group, Inc.	5.000%	12/20/2015			3,100	63	11	74	0
	American Airlines Group, Inc.	5.000%	12/20/2016			2,050	43	23	66	0
	Danone	1.000%	12/20/2015	0.119%	EUR	400	8	(4)	4	0
	Encana Corp.	1.000%	09/20/2017	1.332%		$1,500	(42)	29	0	(13)
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.141%		5,000	(50)	126	76	0
	Potash Corp. of Saskatchewan, Inc.	1.000%	12/20/2015	0.100%		1,500	(11)	25	14	0
	Statoil ASA	1.000%	06/20/2016	0.209%		3,000	58	(22)	36	0
	Telefonica Emisiones S.A.U.	1.000%	06/20/2021	0.955%	EUR	2,800	(154)	165	11	0
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.177%		$2,700	(11)	45	34	0
GST	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.280%		5,000	22	24	46	0
	BP Capital Markets America, Inc.	1.000%	06/20/2016	0.315%		5,500	49	8	57	0
	Continental Resources, Inc.	1.000%	06/20/2016	0.740%		1,500	19	(13)	6	0
	Enbridge, Inc.	1.000%	09/20/2017	1.477%		9,000	155	(266)	0	(111)
	Forest Oil Corp.	5.000%	06/20/2018	49.370%		4,900	(107)	(2,784)	0	(2,891)
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	09/20/2017	0.975%		3,000	(106)	109	3	0
	Gilead Sciences, Inc.	1.000%	06/20/2017	0.135%		5,000	(19)	128	109	0
	Greece Government International Bond	1.000%	09/20/2015	13.930%	EUR	1,700	(73)	(105)	0	(178)
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		$4,500	17	12	29	0
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.141%		2,500	(25)	63	38	0
	Petrobras International Finance Co.	1.000%	09/20/2019	4.418%		9,600	(545)	(777)	0	(1,322)
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		3,000	(334)	(96)	0	(430)
	SoftBank Corp.	1.000%	12/20/2017	1.242%	JPY	150,000	(164)	155	0	(9)
	Spain Government International Bond	1.000%	12/20/2019	0.811%		$15,500	45	99	144	0
	Teck Resources Ltd.	1.000%	06/20/2018	1.710%		10,000	(292)	58	0	(234)
	Telefonica Emisiones S.A.U.	1.000%	09/20/2019	0.703%	EUR	700	8	4	12	0
	Valeant Pharmaceuticals International	5.000%	06/20/2016	0.870%		$3,000	(47)	235	188	0
HUS	Mexico Government International Bond	1.000%	12/20/2018	0.820%		32,250	(50)	283	233	0
	Petrobras International Finance Co.	1.000%	06/20/2019	4.431%		5,400	(445)	(268)	0	(713)
	Spain Government International Bond	1.000%	12/20/2018	0.682%		7,300	(234)	326	92	0
	Spain Government International Bond	1.000%	03/20/2019	0.713%		6,000	(45)	117	72	0
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.177%		10,000	(60)	185	125	0
JPM	Danone	1.000%	12/20/2015	0.119%	EUR	14,200	270	(116)	154	0
	Encana Corp.	1.000%	06/20/2018	1.725%		$1,600	(37)	(1)	0	(38)
	Exelon Corp.	1.000%	06/20/2016	0.052%		40,000	(39)	613	574	0
	Masco Corp.	5.000%	09/20/2020	1.600%		5,000	709	203	912	0
	Petrobras International Finance Co.	1.000%	09/20/2015	5.662%		5,000	(143)	(21)	0	(164)
	Russia Government International Bond	1.000%	12/20/2019	4.779%		28,600	(3,217)	(1,269)	0	(4,486)
	SoftBank Corp.	1.000%	12/20/2017	1.242%	JPY	110,000	(117)	111	0	(6)
	Spain Government International Bond	1.000%	09/20/2019	0.782%		$8,900	140	(49)	91	0
	Williams Cos., Inc.	1.000%	09/20/2019	1.995%		2,800	7	(129)	0	(122)
MYC	Barrick Gold Corp.	1.000%	06/20/2018	1.033%		7,500	(261)	255	0	(6)
	Brazil Government International Bond	1.000%	12/20/2018	1.636%		25,300	(1,222)	620	0	(602)
	Credit Suisse Group	1.000%	06/20/2015	0.174%	EUR	10,350	121	(68)	53	0
	D.R. Horton, Inc.	1.000%	09/20/2021	2.185%		$7,200	(475)	(31)	0	(506)
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	09/20/2017	0.975%		8,000	(144)	152	8	0
	Italy Government International Bond	1.000%	12/20/2018	1.030%		17,500	(815)	800	0	(15)
	Italy Government International Bond	1.000%	03/20/2019	1.069%		2,900	6	(13)	0	(7)
	Italy Government International Bond	1.000%	06/20/2019	1.114%		45,600	(164)	(45)	0	(209)
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		18,950	(69)	206	137	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		22,450	173	(29)	144	0
	Russian Railways	1.000%	03/20/2016	7.289%		1,500	(33)	(76)	0	(109)
	Spain Government International Bond	1.000%	12/20/2018	0.682%		16,200	(955)	1,159	204	0
	Spain Government International Bond	1.000%	12/20/2019	0.811%		2,300	(17)	38	21	0
	Teck Resources Ltd.	1.000%	03/20/2021	3.205%		10,000	(521)	(663)	0	(1,184)
RYL	Canadian Natural Resources Ltd.	1.000%	09/20/2015	0.234%		800	(4)	8	4	0
	General Electric Capital Corp.	1.000%	03/20/2015	0.261%		1,300	(37)	40	3	0
	Pacific Gas & Electric Co.	1.000%	09/20/2016	0.141%		2,500	(26)	64	38	0
SOG	Spain Government International Bond	1.000%	12/20/2019	0.811%		5,000	(17)	64	47	0
	Statoil ASA	1.000%	06/20/2016	0.209%		8,600	163	(60)	103	0
UAG	Statoil ASA	1.000%	06/20/2016	0.209%		5,000	100	(40)	60	0

							$(2,385)	$(4,558)	$15,143	$(22,086)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
CBK	MCDX-23 10-Year Index	1.000%	12/20/2024	$11,100	$(212)	$(47)	$0	$(259)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	42,800	$(65)	$(71)	$0	$(136)
	Pay	3-Month EUR-EXT-CPI Index	0.700%	12/15/2018	EUR	3,900	(8)	(53)	0	(61)
	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019		4,300	(1)	(133)	0	(134)
	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/15/2019		3,500	0	(92)	0	(92)
	Pay	3-Month EUR-EXT-CPI Index	0.750%	12/10/2019		5,750	29	(91)	0	(62)
BPS	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	18,400	(9)	38	29	0
	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	12,500	(22)	(368)	0	(390)
	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/15/2019		17,600	(54)	(409)	0	(463)
	Pay	3-Month EUR-EXT-CPI Index	0.850%	12/15/2019		1,900	1	(33)	0	(32)
CBK	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/22/2019		3,600	(13)	(82)	0	(95)
	Pay	3-Month EUR-EXT-CPI Index	0.750%	12/15/2019		3,900	17	(59)	0	(42)
	Pay	3-Month NZD-LIBOR	5.000%	12/17/2024	NZD	8,000	135	335	470	0
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	91,000	105	54	159	0
DUB	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	42,000	(24)	(110)	0	(134)
	Pay	1-Year BRL-CDI	12.000%	01/04/2021		83,000	25	(32)	0	(7)
	Pay	3-Month EUR-EXT-CPI Index	0.600%	12/15/2018	EUR	1,900	(2)	(18)	0	(20)
	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019		3,000	2	(96)	0	(94)
	Pay	3-Month EUR-EXT-CPI Index	0.750%	12/15/2019		7,600	9	(90)	0	(81)
	Pay	3-Month NZD-LIBOR	5.000%	12/17/2024	NZD	24,200	432	991	1,423	0
	Pay	3-Month USD-CPURNSA Index	1.540%	11/07/2016		$3,300	0	(54)	0	(54)
GLM	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	8,500	32	(297)	0	(265)
	Pay	3-Month EUR-EXT-CPI Index	0.900%	10/15/2019		13,400	(31)	(238)	0	(269)
	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/15/2019		20,000	(13)	(513)	0	(526)
	Pay	3-Month EUR-EXT-CPI Index	0.900%	11/15/2019		36,250	12	(706)	0	(694)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	466,600	(236)	1,050	814	0
HUS	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		100,100	243	462	705	0
JPM	Pay	3-Month NZD-LIBOR	5.000%	12/17/2024	NZD	6,200	109	255	364	0
MYC	Pay	3-Month EUR-EXT-CPI Index	0.350%	12/15/2017	EUR	2,150	0	(11)	0	(11)
	Pay	3-Month EUR-EXT-CPI Index	0.910%	11/26/2019		1,900	1	(39)	0	(38)
	Pay	3-Month EUR-EXT-CPI Index	0.800%	12/10/2019		2,150	5	(35)	0	(30)
	Pay	3-Month USD-CPURNSA Index	1.533%	11/07/2016		$12,900	0	(207)	0	(207)
UAG	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	361,000	686	(1,744)	0	(1,058)
	Pay	1-Year BRL-CDI	11.000%	01/04/2021		23,000	(35)	(241)	0	(276)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		18,200	(54)	(4)	0	(58)
	Pay	3-Month EUR-EXT-CPI Index	0.600%	12/15/2018	EUR	1,950	1	(22)	0	(21)
	Pay	3-Month EUR-EXT-CPI Index	0.910%	11/26/2019		4,900	1	(98)	0	(97)
	Pay	3-Month EUR-EXT-CPI Index	0.800%	12/10/2019		3,900	3	(57)	0	(54)
	Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	170,500	80	217	297	0
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021		48,700	(3)	(18)	0	(21)
	Pay	28-Day MXN-TIIE	5.630%	10/11/2021		286,800	102	(237)	0	(135)

							$1,460	$(2,856)	$4,261	$(5,657)

Total Swap Agreements							$(1,137)	$(7,461)	$19,404	$(28,002)

(j)	Securities with an aggregate market value of $23,982 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$434,520	$142,146	$576,666
Corporate Bonds & Notes
Banking & Finance	0	2,293,474	13,111	2,306,585
Industrials	0	1,041,668	77,233	1,118,901
Utilities	0	461,323	9,780	471,103
Convertible Bonds & Notes
Banking & Finance	0	668	0	668
Municipal Bonds & Notes
California	0	15,800	0	15,800
Colorado	0	9,049	0	9,049
New Jersey	0	1,933	0	1,933
New York	0	3,460	0	3,460
Ohio	0	6,292	0	6,292
Washington	0	2,274	0	2,274
U.S. Government Agencies	0	9,582	0	9,582
U.S. Treasury Obligations	0	815,795	0	815,795
Mortgage-Backed Securities	0	187,687	0	187,687
Asset-Backed Securities	0	261,322	3,246	264,568
Sovereign Issues	0	245,068	0	245,068
Common Stocks
Consumer Discretionary	82,977	0	0	82,977
Energy	6,793	0	0	6,793
Financials	12,598	0	0	12,598
Industrials	5,665	0	0	5,665
Information Technology	9,898	0	0	9,898
Convertible Preferred Securities
Banking & Finance	0	14,986	0	14,986
Preferred Securities
Banking & Finance	1,803	32,197	0	34,000
Real Estate Investment Trusts
Financials	5,473	0	0	5,473
Short-Term Instruments
Certificates of Deposit	0	190,599	0	190,599
Commercial Paper	0	9,221	0	9,221
U.S. Treasury Bills	0	21,442	0	21,442
	$125,207	$6,058,360	$245,516	$6,429,083

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$218,875	$0	$0	$218,875

Total Investments	$344,082	$6,058,360	$245,516	$6,647,958

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,746	2,414	0	4,160
Over the counter	0	62,539	146	62,685
	$1,746	$64,953	$146	$66,845

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(116)	(822)	0	(938)
Over the counter	0	(63,097)	0	(63,097)
	$(116)	$(63,919)	$0	$(64,035)

Totals	$345,712	$6,059,394	$245,662	$6,650,768

There were no significant transfers between Level 1 and 2 during the period ended December 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2014 (2)
Investments in Securities, at Value
Bank Loan Obligations	$23,113	$127,242	$(8,077)	$(9)	$(34)	$(89)	$0	$0	$142,146	$(58)
Corporate Bonds & Notes
Banking & Finance	24,504	24,211	(1,357)	(43)	29	(11)	0	(34,222)	13,111	101
Industrials	91,297	17,070	(29,544)	(201)	1,083	(2,472)	0	0	77,233	(396)
Utilities	5,187	0	(446)	0	0	(78)	5,117	0	9,780	(17)
Asset-Backed Securities	8,345	(5,012)	0	0	0	(87)	0	0	3,246	(3)

	$152,446	$163,511	$(39,424)	$(253)	$1,078	$(2,737)	$5,117	$(34,222)	$245,516	$(373)
Financial Derivative Instruments - Assets
Over the counter	297	0	0	0	0	(151)	0	0	146	146

Financial Derivative Instruments - Liabilities
Over the counter	(45)	0	0	0	0	33	0	12	0	0

Totals	$152,698	$163,511	$(39,424)	$(253)	$1,078	$(2,855)	$5,117	$(34,210)	$245,662	$(227)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$137,941	Benchmark Pricing	Base Price	98.90 - 101.63
	4,205	Third Party Vendor	Broker Quote	96.00 - 99.25
Corporate Bonds & Notes
Banking & Finance	5,500	Market Comparable Companies	Credit rating	B-BB
			Net Debt to Equity Ratio	8-10x
			Yield	8-10
	7,611	Third Party Vendor	Broker Quote	111.93
Industrials	6,357	Benchmark Pricing	Base Price	102.67
	70,876	Third Party Vendor	Broker Quote	100.50 - 116.50
Utilities	4,514	Benchmark Pricing	Base Price	93.74
	5,266	Third Party Vendor	Broker Quote	101.00 - 108.53
Asset-Backed Securities	3,246	Third Party Vendor	Broker Quote	99.88
Financial Derivative Instruments - Assets
Over the counter	146	Indicative Market Quotation	Broker Quote	0.38 - 3.09

Total	$245,662

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Total Return Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.7%
BANK LOAN OBLIGATIONS 0.4%
H.J. Heinz Co.
3.500% due 06/05/2020	$13,747	$13,690
Rise Ltd.
4.750% due 01/31/2021 (c)	6,541	6,606

Total Bank Loan Obligations (Cost $20,305)		20,296

CORPORATE BONDS & NOTES 46.1%
BANKING & FINANCE 15.3%
AIG SunAmerica Global Financing
6.900% due 03/15/2032	735	1,015
Alleghany Corp.
4.900% due 09/15/2044	2,500	2,633
American International Group, Inc.
6.250% due 05/01/2036	7,180	9,335
6.820% due 11/15/2037	1,680	2,315
8.175% due 05/15/2068	3,400	4,624
Asian Development Bank
5.820% due 06/16/2028	500	666
Aviation Loan Trust
2.351% due 12/15/2022	4,660	4,374
Banco del Estado de Chile
2.000% due 11/09/2017	12,000	12,033
Banco do Brasil S.A.
3.875% due 10/10/2022	13,200	12,144
Banco Santander Chile
3.875% due 09/20/2022	6,920	6,870
Bank of America Corp.
0.562% due 08/15/2016	100	99
6.250% due 09/05/2024 (b)	21,500	21,359
7.750% due 05/14/2038	400	567
Bank of America N.A.
6.000% due 10/15/2036	12,790	16,073
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.850% due 09/08/2021	11,900	11,754
Bank One Corp.
7.625% due 10/15/2026	95	126
8.000% due 04/29/2027	100	135
Barclays Bank PLC
10.179% due 06/12/2021	11,560	15,559
BBVA Bancomer S.A.
6.500% due 03/10/2021	3,900	4,243
Berkshire Hathaway, Inc.
4.500% due 02/11/2043	22,400	24,598
BNP Paribas S.A.
5.186% due 06/29/2015 (b)	3,100	3,108
BPCE S.A.
4.625% due 07/11/2024	10,700	10,408
Brown & Brown, Inc.
4.200% due 09/15/2024	3,000	3,040
Citigroup, Inc.
6.125% due 08/25/2036	7,000	8,371
6.625% due 06/15/2032	4,250	5,309
6.675% due 09/13/2043	4,900	6,359
8.125% due 07/15/2039	12,200	18,739
CME Group, Inc.
5.300% due 09/15/2043	3,515	4,276
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.000% due 06/30/2019 (b)	8,200	10,574
Credit Agricole S.A.
8.375% due 10/13/2019 (b)	10,000	11,575
Credit Suisse
6.500% due 08/08/2023	15,000	16,503
Denali Borrower LLC
5.625% due 10/15/2020	4,400	4,589
Deutsche Annington Finance BV
5.000% due 10/02/2023	3,100	3,257
Fidelity National Financial, Inc.
5.500% due 09/01/2022	700	764
First American Financial Corp.
4.300% due 02/01/2023	4,500	4,523
FMR LLC
4.950% due 02/01/2033	3,000	3,337
5.150% due 02/01/2043	11,300	12,926

Ford Holdings LLC
9.300% due 03/01/2030		10,000	15,277
General Electric Capital Corp.
5.875% due 01/14/2038		9,600	12,173
6.150% due 08/07/2037		4,455	5,830
6.375% due 11/15/2067		250	269
6.750% due 03/15/2032		18,880	25,860
6.875% due 01/10/2039		6,600	9,368
Goldman Sachs Group, Inc.
5.700% due 05/10/2019 (b)		13,400	13,604
6.125% due 02/15/2033		350	430
6.450% due 05/01/2036		900	1,091
6.750% due 10/01/2037		20,185	25,429
7.250% due 04/10/2028	GBP	2,000	4,365
HBOS PLC
6.000% due 11/01/2033		$2,600	2,954
HCP, Inc.
6.750% due 02/01/2041		800	1,090
Health Care REIT, Inc.
5.125% due 03/15/2043		12,400	13,702
HSBC Bank USA N.A.
5.625% due 08/15/2035		400	497
5.875% due 11/01/2034		230	288
7.000% due 01/15/2039		19,550	28,083
HSBC Holdings PLC
6.375% due 09/17/2024 (b)		9,000	9,101
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		8,600	8,600
JPMorgan Chase & Co.
5.000% due 07/01/2019 (b)		11,400	11,211
6.100% due 10/01/2024 (b)		13,900	13,900
7.900% due 04/30/2018 (b)		1,400	1,514
Kilroy Realty LP
4.250% due 08/15/2029		8,900	8,925
LBG Capital PLC
15.000% due 12/21/2019	GBP	6,200	13,306
15.000% due 12/21/2019	EUR	500	897
LeasePlan Corp. NV
2.500% due 05/16/2018		$2,800	2,803
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		1,200	177
Lloyds Bank PLC
12.000% due 12/16/2024 (b)		3,500	5,005
MetLife, Inc.
5.700% due 06/15/2035		5,500	6,876
Moody’s Corp.
5.250% due 07/15/2044		8,000	8,974
Morgan Stanley
6.375% due 07/24/2042		6,600	8,798
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054		8,200	8,255
Navient Corp.
5.625% due 08/01/2033		6,400	4,848
8.000% due 03/25/2020		3,900	4,318
New York Life Insurance Co.
6.750% due 11/15/2039		2,500	3,492
North American Development Bank
4.375% due 02/11/2020		10,625	11,658
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		10,000	13,029
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		1,200	1,191
4.950% due 04/01/2024		2,000	2,091
Pacific Life Insurance Co.
9.250% due 06/15/2039		14,800	23,425
Regions Financial Corp.
7.375% due 12/10/2037		4,000	5,294
Resona Bank Ltd.
5.850% due 04/15/2016 (b)		100	105
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (b)		7,000	7,910
7.648% due 09/30/2031 (b)		9,190	10,752
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,000	936
5.717% due 06/16/2021		3,200	2,800
6.125% due 02/07/2022		10,000	8,912
Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054		17,000	17,177
6.850% due 12/16/2039		6,900	9,457
Vnesheconombank Via VEB Finance PLC
6.800% due 11/22/2025		2,300	1,828
Wachovia Corp.
5.625% due 10/15/2016		100	108
Wells Fargo & Co.
5.900% due 06/15/2024 (b)		13,200	13,332

Wells Fargo Bank N.A.
6.600% due 01/15/2038	18,061	25,099
Weyerhaeuser Co.
7.375% due 03/15/2032	18,900	25,230

		739,824

INDUSTRIALS 20.0%
21st Century Fox America, Inc.
3.700% due 09/15/2024	10,000	10,307
6.150% due 02/15/2041	14,800	18,903
6.200% due 12/15/2034	300	384
6.650% due 11/15/2037	5,000	6,698
AbbVie, Inc.
2.900% due 11/06/2022	6,800	6,706
Actavis Funding SCS
3.850% due 06/15/2024	7,477	7,530
4.850% due 06/15/2044	3,800	3,871
Actavis, Inc.
4.625% due 10/01/2042	600	590
ADT Corp.
4.125% due 06/15/2023	12,700	11,525
Alibaba Group Holding Ltd.
4.500% due 11/28/2034	600	619
ALROSA Finance S.A.
7.750% due 11/03/2020	800	760
Altria Group, Inc.
9.950% due 11/10/2038	3,074	5,275
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	5,000	5,966
6.375% due 03/01/2035	700	868
American Airlines Pass-Through Trust
3.700% due 04/01/2028	2,500	2,512
Amgen, Inc.
5.150% due 11/15/2041	2,500	2,829
5.375% due 05/15/2043	10,110	11,790
5.650% due 06/15/2042	19,800	23,646
6.375% due 06/01/2037	2,500	3,157
6.400% due 02/01/2039	5,000	6,370
6.900% due 06/01/2038	1,200	1,595
AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040	8,100	7,153
Barrick Gold Corp.
5.800% due 11/15/2034	10	9
Barrick International Barbados Corp.
6.350% due 10/15/2036	10,490	10,713
Barrick North America Finance LLC
5.700% due 05/30/2041	6,100	6,009
Boston Scientific Corp.
7.375% due 01/15/2040	12,750	17,157
Burlington Northern Santa Fe LLC
4.550% due 09/01/2044	1,300	1,401
6.530% due 07/15/2037	200	267
Cameron International Corp.
5.950% due 06/01/2041	8,100	8,991
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,294
6.500% due 02/15/2037	250	287
CBS Corp.
3.700% due 08/15/2024	9,500	9,493
4.850% due 07/01/2042	7,354	7,481
CC Holdings GS LLC
3.849% due 04/15/2023	2,300	2,289
Cenovus Energy, Inc.
6.750% due 11/15/2039	6,400	7,314
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	4,600	5,908
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,449
Comcast Corp.
4.500% due 01/15/2043	8,400	8,985
6.400% due 03/01/2040	4,000	5,431
6.550% due 07/01/2039	1,150	1,576
7.050% due 03/15/2033	7,590	10,591
ConAgra Foods, Inc.
4.650% due 01/25/2043	1,650	1,729
Conoco Funding Co.
7.250% due 10/15/2031	10	14
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	2,840	2,883
Corp. Nacional del Cobre de Chile
7.500% due 01/15/2019	200	236
COX Communications, Inc.
6.450% due 12/01/2036	400	478
8.375% due 03/01/2039	16,438	23,581

Crown Americas LLC
6.250% due 02/01/2021	10,000	10,575
Crown Castle Towers LLC
6.113% due 01/15/2040	1,100	1,266
CSX Corp.
6.150% due 05/01/2037	800	1,038
CVS Pass-Through Trust
4.704% due 01/10/2036	6,342	6,802
5.789% due 01/10/2026	2,525	2,868
5.926% due 01/10/2034	2,417	2,819
6.036% due 12/10/2028	128	149
7.507% due 01/10/2032	19,290	24,646
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	15,327	22,696
Devon Energy Corp.
7.950% due 04/15/2032	6,905	9,543
Devon Financing Corp. LLC
7.875% due 09/30/2031	3,755	5,136
Discovery Communications LLC
4.950% due 05/15/2042	8,207	8,546
DISH DBS Corp.
5.000% due 03/15/2023	8,500	8,245
Domtar Corp.
6.750% due 02/15/2044	5,000	5,682
Dow Chemical Co.
9.400% due 05/15/2039	9,000	14,648
Eaton Corp.
4.150% due 11/02/2042	7,900	7,873
Ecopetrol S.A.
5.875% due 09/18/2023	5,500	5,837
Eli Lilly & Co.
5.550% due 03/15/2037	35	43
Enbridge Energy Partners LP
6.300% due 12/15/2034	900	1,080
Encana Corp.
6.625% due 08/15/2037	8,400	9,176
Energy Transfer Partners LP
6.625% due 10/15/2036	5,200	5,879
Enterprise Products Operating LLC
5.750% due 03/01/2035	600	692
5.950% due 02/01/2041	1,500	1,770
6.125% due 10/15/2039	800	970
6.875% due 03/01/2033	10,000	12,865
Ford Motor Co.
7.450% due 07/16/2031	7,400	10,073
Forest Laboratories, Inc.
4.375% due 02/01/2019	1,000	1,057
Freeport-McMoRan, Inc.
3.875% due 03/15/2023	3,200	3,020
5.450% due 03/15/2043	12,800	12,146
Georgia-Pacific LLC
5.400% due 11/01/2020	1,900	2,141
7.750% due 11/15/2029	80	113
8.000% due 01/15/2024	1,750	2,330
8.875% due 05/15/2031	5,700	8,856
Gerdau Trade, Inc.
5.750% due 01/30/2021	100	102
Goldcorp, Inc.
3.625% due 06/09/2021	2,600	2,608
5.450% due 06/09/2044	2,300	2,318
GTL Trade Finance, Inc.
5.893% due 04/29/2024	1,245	1,205
Hess Corp.
7.300% due 08/15/2031	1,300	1,619
HJ Heinz Finance Co.
7.125% due 08/01/2039	7,850	8,498
KeySpan Corp.
5.803% due 04/01/2035	120	142
Kinder Morgan Energy Partners LP
5.500% due 03/01/2044	10,000	10,202
5.800% due 03/15/2035	4,450	4,740
6.500% due 09/01/2039	7,000	7,815
6.950% due 01/15/2038	7,470	8,648
7.300% due 08/15/2033	3,000	3,616
Kraft Foods Group, Inc.
6.500% due 02/09/2040	13,500	17,413
Kroger Co.
6.900% due 04/15/2038	9,600	12,816
7.500% due 04/01/2031	200	271
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	1,400	1,347
Massachusetts Institute of Technology
4.678% due 07/01/2114	2,740	3,188
McDonald’s Corp.
5.700% due 02/01/2039	55	68

McKesson Corp.
2.700% due 12/15/2022	3,500	3,355
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	2,900	2,777
Molson Coors Brewing Co.
5.000% due 05/01/2042	4,200	4,576
Motorola Solutions, Inc.
5.500% due 09/01/2044	7,900	8,360
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (b)	10,000	10,425
NBCUniversal Media LLC
6.400% due 04/30/2040	9,500	12,773
Newmont Mining Corp.
6.250% due 10/01/2039	10,200	10,379
ONEOK Partners LP
6.125% due 02/01/2041	7,915	8,543
Oracle Corp.
4.300% due 07/08/2034	2,000	2,146
4.500% due 07/08/2044	900	980
Packaging Corp. of America
3.650% due 09/15/2024	1,600	1,578
Petrobras International Finance Co. S.A.
6.750% due 01/27/2041	7,500	6,859
6.875% due 01/20/2040	15,900	14,796
7.875% due 03/15/2019	10,500	11,102
Pfizer, Inc.
7.200% due 03/15/2039	2,330	3,399
Philip Morris International, Inc.
3.600% due 11/15/2023	1,800	1,882
6.375% due 05/16/2038	2,400	3,079
PPG Industries, Inc.
5.500% due 11/15/2040	6,800	8,246
Pride International, Inc.
7.875% due 08/15/2040	8,100	9,805
QVC, Inc.
5.950% due 03/15/2043	3,500	3,687
Reynolds American, Inc.
6.150% due 09/15/2043	3,500	4,074
7.250% due 06/15/2037	200	258
Rockies Express Pipeline LLC
6.850% due 07/15/2018	200	208
6.875% due 04/15/2040	7,500	8,044
7.500% due 07/15/2038	4,100	4,530
SES S.A.
3.600% due 04/04/2023	4,600	4,659
5.300% due 04/04/2043	3,800	4,237
Southern Copper Corp.
5.250% due 11/08/2042	8,000	7,187
Stanley Black & Decker, Inc.
5.200% due 09/01/2040	2,035	2,366
Statoil ASA
4.250% due 11/23/2041	2,500	2,573
Suncor Energy, Inc.
6.500% due 06/15/2038	800	987
6.850% due 06/01/2039	2,500	3,202
Sunoco Logistics Partners Operations LP
4.950% due 01/15/2043	2,000	1,924
Teck Resources Ltd.
6.000% due 08/15/2040	5,000	4,509
6.250% due 07/15/2041	2,110	1,951
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	7,100	9,369
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028	3,000	3,641
7.625% due 04/01/2037	4,720	5,933
8.375% due 06/15/2032	3,600	4,743
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	1,000	1,241
Texas Eastern Transmission LP
7.000% due 07/15/2032	3,250	4,375
Time Warner Cable, Inc.
5.875% due 11/15/2040	1,000	1,197
6.550% due 05/01/2037	14,450	18,665
6.750% due 06/15/2039	2,700	3,542
7.300% due 07/01/2038	1,225	1,695
Time Warner, Inc.
6.100% due 07/15/2040	14,180	17,330
6.500% due 11/15/2036	8,662	11,055
7.700% due 05/01/2032	70	100
Topaz Solar Farms LLC
4.875% due 09/30/2039	6,100	6,437
TransCanada PipeLines Ltd.
7.625% due 01/15/2039	6,000	8,272
Transocean, Inc.
6.800% due 03/15/2038	9,100	7,819

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	6,408	6,536
4.625% due 12/03/2026	6,068	6,371
5.900% due 04/01/2026	3,577	3,989
United Airlines Pass-Through Trust
4.000% due 10/11/2027	2,000	2,030
4.300% due 02/15/2027	14,500	15,007
Vale Overseas Ltd.
6.875% due 11/21/2036	1,210	1,282
6.875% due 11/10/2039	4,300	4,601
8.250% due 01/17/2034	3,610	4,356
Viacom, Inc.
4.375% due 03/15/2043	3,598	3,326
5.850% due 09/01/2043	8,100	9,040
Wal-Mart Stores, Inc.
6.500% due 08/15/2037	22,676	31,308
Williams Cos., Inc.
8.750% due 03/15/2032	309	361
Williams Partners LP
4.900% due 01/15/2045	13,600	12,786
5.400% due 03/04/2044	1,700	1,670
6.300% due 04/15/2040	2,200	2,469
Yum! Brands, Inc.
6.875% due 11/15/2037	26	34

		962,852

UTILITIES 10.8%
AEP Texas Central Co.
6.650% due 02/15/2033	1,800	2,380
AGL Capital Corp.
5.875% due 03/15/2041	9,600	12,156
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	5,400	5,586
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	11,500	12,263
American Water Capital Corp.
4.300% due 12/01/2042	2,600	2,655
Anadarko Finance Co.
7.500% due 05/01/2031	20,222	26,662
AT&T, Inc.
5.350% due 09/01/2040	29,422	31,973
6.300% due 01/15/2038	13,750	16,691
6.500% due 09/01/2037	50	62
Berkshire Hathaway Energy Co.
6.125% due 04/01/2036	2,305	2,905
6.500% due 09/15/2037	5,300	6,960
BG Energy Capital PLC
5.125% due 10/15/2041	6,100	6,719
British Telecommunications PLC
9.625% due 12/15/2030	730	1,149
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,900	6,048
Cleco Power LLC
6.000% due 12/01/2040	4,700	5,649
CMS Energy Corp.
6.250% due 02/01/2020	2,500	2,898
ConocoPhillips Canada Funding Co.
5.950% due 10/15/2036	5,000	6,265
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	9,190	12,841
DTE Electric Co.
3.950% due 06/15/2042	1,600	1,652
4.300% due 07/01/2044	4,000	4,360
Duke Energy Carolinas LLC
6.050% due 04/15/2038	2,000	2,610
Duke Energy Florida, Inc.
3.850% due 11/15/2042	4,600	4,651
6.350% due 09/15/2037	200	278
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	127
Duke Energy Progress, Inc.
6.300% due 04/01/2038	800	1,111
Electricite de France S.A.
5.625% due 01/22/2024 (b)	9,800	10,329
Entergy Mississippi, Inc.
3.100% due 07/01/2023	5,000	4,949
FirstEnergy Corp.
7.375% due 11/15/2031	8,950	10,861
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	9,200	9,903
Florida Power & Light Co.
4.050% due 10/01/2044	1,805	1,901
5.625% due 04/01/2034	100	124
5.850% due 02/01/2033	60	77

5.950% due 02/01/2038	200	267
5.960% due 04/01/2039	5,000	6,719
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	6,800	4,998
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028	8,400	6,426
8.146% due 04/11/2018	1,050	1,045
9.250% due 04/23/2019	225	231
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	1,010
Kentucky Utilities Co.
5.125% due 11/01/2040	5,900	7,101
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	4,228
Laclede Group, Inc.
0.982% due 08/15/2017	5,000	5,000
Majapahit Holding BV
7.875% due 06/29/2037	2,900	3,422
NGPL PipeCo LLC
7.768% due 12/15/2037	8,695	9,043
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	3,702
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016	1,500	1,454
Ohio Power Co.
5.850% due 10/01/2035	100	124
6.000% due 06/01/2016	20	21
6.600% due 02/15/2033	30	40
6.600% due 03/01/2033	65	86
Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	3,000	4,341
Orange S.A.
5.500% due 02/06/2044	3,700	4,357
9.000% due 03/01/2031	4,875	7,455
Pacific Gas & Electric Co.
4.450% due 04/15/2042	9,357	9,906
5.400% due 01/15/2040	1,500	1,780
6.350% due 02/15/2038	13,200	17,206
PacifiCorp
5.750% due 04/01/2037	60	77
6.000% due 01/15/2039	2,040	2,692
6.100% due 08/01/2036	60	80
Petrobras Global Finance BV
7.250% due 03/17/2044	4,700	4,665
Petroleos Mexicanos
6.500% due 06/02/2041	23,400	26,969
6.625% due 06/15/2035	520	603
6.625% due 06/15/2038	3,600	4,149
Plains All American Pipeline LP
2.850% due 01/31/2023	12,400	11,746
3.600% due 11/01/2024	2,200	2,164
PPL Electric Utilities Corp.
5.200% due 07/15/2041	1,600	1,966
Progress Energy, Inc.
7.750% due 03/01/2031	3,500	5,082
PSEG Power LLC
8.625% due 04/15/2031	600	886
Public Service Co. of Colorado
6.250% due 09/01/2037	235	328
Public Service Electric & Gas Co.
4.000% due 06/01/2044	5,700	5,900
5.800% due 05/01/2037	145	188
Puget Energy, Inc.
6.000% due 09/01/2021	7,400	8,669
Qtel International Finance Ltd.
5.000% due 10/19/2025	900	973
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	850	956
Rosneft Finance S.A.
6.625% due 03/20/2017	500	468
7.500% due 07/18/2016	1,100	1,059
Shell International Finance BV
3.625% due 08/21/2042	1,600	1,528
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,996
Southern California Edison Co.
5.625% due 02/01/2036	2,000	2,526
6.000% due 01/15/2034	3,600	4,694
Telecom Italia Capital S.A.
7.721% due 06/04/2038	3,900	4,368
Verizon Communications, Inc.
4.862% due 08/21/2046	24,000	24,714
5.012% due 08/21/2054	10,819	11,242
5.850% due 09/15/2035	3,062	3,605
6.400% due 09/15/2033	28,037	34,596
6.900% due 04/15/2038	16,100	21,160

Virginia Electric and Power Co.
6.000% due 01/15/2036	20	26
Vodafone Group PLC
6.150% due 02/27/2037	10,410	12,602

		520,434

Total Corporate Bonds & Notes (Cost $2,015,207)		2,223,110

MUNICIPAL BONDS & NOTES 7.1%
CALIFORNIA 3.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	12,100	17,719
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	20,035	29,531
7.500% due 04/01/2034	200	297
7.550% due 04/01/2039	100	154
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	6,800	9,186
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	1,200	1,457
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	300	306
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	8,290	12,363
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	2,500	3,128
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	8,600	11,436
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	1,900	2,205
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	130	181
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	500	597
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	1,275
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,900	2,700
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	500	676
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	11,550	15,790
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	4,300	5,884
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	1,400	1,992
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	2,400	2,725
Santa Clara Valley Transportation Authority, California Revenue Bonds, (BABs), Series 2010
5.876% due 04/01/2032	3,905	4,797
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	3,750	4,523
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	14,500	15,121

		144,043

COLORADO 0.0%
Colorado State Certificates of Participation Bonds, (BABs), Series 2009
6.650% due 09/15/2045	1,000	1,338

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,325	7,065
6.655% due 04/01/2057	8,500	11,212

		18,277

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	12,900	15,321
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	500	632

		15,953

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	136

MICHIGAN 0.3%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	11,100	13,463

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,100	3,906

NEW YORK 0.9%
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
10.020% due 06/15/2031	2,000	2,601
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	6,800	9,411
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.271% due 12/01/2037	4,000	5,321
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.572% due 11/01/2038	200	249
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	10,650	14,046
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.628% due 03/15/2039	700	869
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	300	347
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	8,675	9,217

		42,061

OHIO 0.8%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	16,480	24,871
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	4,625	6,364
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	326
JobsOhio Beverage System Revenue Bonds, Series 2013
4.532% due 01/01/2035	1,400	1,504
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,935	5,312

		38,377

PENNSYLVANIA 0.1%
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	600	673
6.765% due 06/01/2040	2,885	3,241

		3,914

TEXAS 1.1%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	1,300	1,509
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	7,330
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	2,100	2,703
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF Insured), Series 2008
10.010% due 02/15/2031	1,300	1,708
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
10.110% due 10/01/2031	2,400	3,207
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	1,000	1,318
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	22,100	22,171
Texas Transportation Commission Revenue Bonds, Series 2010
5.028% due 04/01/2026	10,600	12,440

		52,386

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	8,165	7,026

Total Municipal Bonds & Notes (Cost $285,386)		340,880

U.S. GOVERNMENT AGENCIES 21.1%
Fannie Mae
0.000% due 06/01/2017 - 03/23/2028	80,950	78,955
0.230% due 07/25/2037	46	45
0.300% due 03/25/2036	14	14
0.370% due 10/27/2037	2,400	2,366
0.570% due 09/25/2032	41	41

1.315% due 06/01/2043	250	257
1.464% due 06/01/2035	1,588	1,684
1.827% due 10/01/2035	609	646
1.830% due 04/01/2035	672	712
1.925% due 06/01/2035	1,219	1,306
1.952% due 12/01/2034	987	1,059
2.025% due 09/01/2035	82	88
2.192% due 05/25/2035	1,290	1,328
2.256% due 08/01/2035	119	127
2.277% due 12/01/2033	56	59
2.485% due 11/01/2034	1,807	1,934
3.314% due 09/25/2020	20,000	21,110
3.765% due 12/01/2025	58,300	63,207
4.000% due 02/25/2019	39	40
5.000% due 08/25/2033	53	60
5.208% due 11/01/2035	32	34
5.500% due 04/25/2033 - 09/25/2035	3,764	4,508
5.625% due 04/17/2028 - 07/15/2037	47,925	66,452
5.900% due 07/25/2042	15	17
6.000% due 03/01/2027 - 04/18/2036	15,877	17,036
6.080% due 09/01/2028	1,800	2,408
6.210% due 08/06/2038	12,900	19,498
6.250% due 05/15/2029	14,400	20,090
6.625% due 11/15/2030	10,860	16,152
6.706% due 05/25/2032	11	11
8.100% due 08/12/2019	200	257
Fannie Mae Strips
0.000% due 05/15/2030	43,612	26,722
Federal Farm Credit Bank
5.125% due 07/09/2029	500	618
5.750% due 12/07/2028	20	26
Federal Home Loan Bank
6.640% due 12/13/2016	50	56
Financing Corp.
0.000% due 02/08/2018 - 09/26/2019	36,941	35,362
Freddie Mac
0.311% due 08/15/2019 - 10/15/2020	266	267
0.391% due 02/15/2019	117	117
0.561% due 01/15/2033	9	9
0.661% due 09/15/2030	3	4
1.315% due 10/25/2044 - 02/25/2045	73	75
2.125% due 10/01/2035	111	119
2.226% due 06/01/2035	46	49
2.310% due 04/01/2035	122	130
4.000% due 06/15/2041	12,477	13,381
5.000% due 12/15/2022 - 12/01/2038	2,306	2,497
5.400% due 03/17/2021	500	527
5.500% due 02/15/2024	72	83
6.000% due 06/15/2035 - 10/01/2037	15,289	17,402
6.250% due 07/15/2032	1,500	2,196
6.500% due 10/25/2043	108	125
6.750% due 03/15/2031	10,100	15,210
8.250% due 06/01/2016	130	144
Freddie Mac Strips
0.000% due 03/15/2031	13,400	7,871
Ginnie Mae
1.625% due 05/20/2030	114	118
5.000% due 03/20/2040	9,971	11,620
Israel Government AID Bond
0.000% due 03/15/2022 - 11/01/2024	44,868	36,068
5.500% due 09/18/2023 - 09/18/2033	109,156	137,057
Residual Funding Corp. Strips
0.000% due 10/15/2019 - 04/15/2030	343,202	229,255
Resolution Funding Corp. Strips
0.000% due 01/15/2025 - 07/15/2029	48,108	34,530
Small Business Administration
5.290% due 12/01/2027	761	843
5.510% due 11/01/2027	205	230
Tennessee Valley Authority
4.625% due 09/15/2060	16,300	18,613
4.875% due 01/15/2048	4,050	4,859
5.375% due 04/01/2056	1,383	1,827
5.880% due 04/01/2036	21,400	29,290
6.235% due 07/15/2045	1,022	1,187
7.125% due 05/01/2030	45,000	66,856

Total U.S. Government Agencies (Cost $889,380)		1,016,844

U.S. TREASURY OBLIGATIONS 26.0%
U.S. Treasury Bonds
2.750% due 08/15/2042 (e)	95,400	95,475
2.750% due 11/15/2042 (e)	47,700	47,707
3.000% due 11/15/2044 (e)	27,600	29,014
3.125% due 02/15/2042 (e)	95,800	103,239
3.125% due 02/15/2043 (e)(i)	119,286	128,205

3.375% due 05/15/2044 (e)	40,600	45,751
3.500% due 02/15/2039 (e)(i)	15,000	17,249
3.625% due 08/15/2043 (e)	83,500	98,289
3.750% due 11/15/2043 (e)(i)	16,300	19,613
3.875% due 08/15/2040 (e)(i)	8,800	10,757
4.250% due 05/15/2039 (e)	48,100	61,906
4.375% due 02/15/2038 (e)	15,600	20,438
4.375% due 11/15/2039 (e)	30,300	39,759
4.500% due 08/15/2039 (e)	22,400	29,883
4.625% due 02/15/2040 (e)	10,600	14,413
U.S. Treasury Inflation Protected Securities (a)
0.625% due 02/15/2043	19,105	18,057
0.750% due 02/15/2042 (g)	16,077	15,700
1.250% due 07/15/2020 (g)	27,218	28,619
1.375% due 02/15/2044 (e)	37,889	43,083
2.000% due 01/15/2026 (i)	5,981	6,870
3.625% due 04/15/2028	7,780	10,728
U.S. Treasury Strips
0.000% due 11/15/2032	52,000	32,212
0.000% due 05/15/2033	8,800	5,372
0.000% due 11/15/2033	18,800	11,315
0.000% due 05/15/2034	10,700	6,351
0.000% due 05/15/2037	67,200	38,336
0.000% due 05/15/2038	29,400	15,818
0.000% due 08/15/2039	66,900	34,088
0.000% due 11/15/2039	231,700	117,005
0.000% due 05/15/2040	19,850	9,893
0.000% due 08/15/2040	43,900	21,647
0.000% due 11/15/2040	110,700	54,363
0.000% due 05/15/2042	1,300	602
0.000% due 08/15/2042	17,880	8,187
0.000% due 11/15/2042	22,800	10,351

Total U.S. Treasury Obligations (Cost $1,113,444)		1,250,295

MORTGAGE-BACKED SECURITIES 3.3%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	6,000	7,064
American Home Mortgage Assets Trust
1.033% due 11/25/2046	2,507	1,389
American Home Mortgage Investment Trust
2.332% due 02/25/2045	29	29
BAMLL Commercial Mortgage Securities Trust
4.185% due 08/15/2046	13,300	14,508
Banc of America Funding Trust
2.634% due 05/25/2035	35	36
2.640% due 02/20/2036	1,415	1,408
2.799% due 01/20/2047 ^	92	74
Banc of America Mortgage Trust
6.500% due 09/25/2033	2	2
Banc of America Re-REMIC Trust
5.670% due 02/24/2051	5,079	5,346
5.714% due 12/24/2049	8,596	9,049
Bear Stearns Adjustable Rate Mortgage Trust
2.290% due 08/25/2035	493	497
2.430% due 10/25/2035	249	246
2.505% due 05/25/2034	10	9
2.515% due 03/25/2035	181	183
2.580% due 03/25/2035	1,714	1,736
2.592% due 11/25/2034	78	76
2.710% due 10/25/2035	196	196
2.747% due 11/25/2030	103	98
2.786% due 02/25/2034	29	29
2.955% due 05/25/2047 ^	2,993	2,578
Bear Stearns ALT-A Trust
2.590% due 11/25/2036	257	178
2.612% due 09/25/2035	10,238	8,805
2.653% due 11/25/2036	398	318
Chase Mortgage Finance Trust
2.479% due 03/25/2037	962	894
5.500% due 11/25/2035	5,000	4,941
Citigroup Mortgage Loan Trust, Inc.
0.240% due 01/25/2037	89	65
0.970% due 08/25/2035 ^	526	454
2.230% due 09/25/2035	340	340
2.280% due 09/25/2035	254	255
2.540% due 10/25/2035	177	176
Cobalt Commercial Mortgage Trust
5.484% due 04/15/2047	474	508
Countrywide Alternative Loan Trust
0.360% due 09/25/2046 ^	2,535	2,146
0.360% due 12/20/2046	1,736	1,329
0.375% due 03/20/2046	398	316
0.450% due 02/25/2037	187	148
5.500% due 03/25/2036	187	150

6.250% due 08/25/2037 ^	266	223
Countrywide Home Loan Mortgage Pass-Through Trust
0.400% due 05/25/2035	176	150
0.490% due 03/25/2035	552	433
2.313% due 02/20/2036 ^	233	214
2.330% due 02/20/2036	336	288
2.350% due 04/20/2035	51	52
2.418% due 11/20/2034	44	42
2.418% due 11/25/2034	240	229
2.465% due 08/25/2034	229	200
2.466% due 02/20/2035	97	96
2.589% due 08/25/2034	86	76
5.250% due 05/25/2035	250	234
Countrywide Home Loan Reperforming REMIC Trust
0.590% due 07/25/2036	9,863	9,053
Credit Suisse First Boston Mortgage Securities Corp.
2.248% due 07/25/2033	60	59
2.472% due 08/25/2033	29	29
DBUBS Mortgage Trust
1.512% due 07/12/2044	7,220	7,380
DLJ Mortgage Acceptance Corp.
4.622% due 11/25/2023	11	11
Downey Savings & Loan Association Mortgage Loan Trust
0.424% due 08/19/2045	281	254
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035	80	74
2.625% due 12/25/2034	16	17
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,789	5,113
GS Mortgage Securities Trust
4.473% due 03/10/2044	2,600	2,699
GSR Mortgage Loan Trust
2.669% due 09/25/2035	189	191
4.979% due 11/25/2035	35	34
HarborView Mortgage Loan Trust
0.344% due 07/19/2046	3,761	2,431
0.354% due 01/19/2038	977	835
0.404% due 03/19/2036	343	254
2.711% due 07/19/2035	318	287
IndyMac Mortgage Loan Trust
0.370% due 06/25/2047	1,289	1,001
2.525% due 12/25/2034	50	46
2.565% due 04/25/2037	260	197
2.669% due 04/25/2037 ^	551	400
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046	11,400	12,193
5.429% due 12/12/2043	600	632
JPMorgan Mortgage Trust
2.576% due 07/25/2035	6,955	7,119
2.636% due 02/25/2035	20	19
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045	2,405	2,646
MASTR Adjustable Rate Mortgages Trust
0.380% due 04/25/2046	1,134	864
2.639% due 11/21/2034	388	396
MASTR Alternative Loan Trust
5.500% due 01/25/2025	143	145
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.861% due 11/15/2031	116	113
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.601% due 12/15/2030	136	130
Merrill Lynch Mortgage Investors Trust
0.380% due 02/25/2036	633	584
0.420% due 11/25/2035	15	14
1.156% due 10/25/2035	32	30
1.582% due 10/25/2035	141	138
2.196% due 05/25/2033	38	37
2.408% due 02/25/2034	25	25
2.561% due 07/25/2034	312	310
2.791% due 05/25/2033	17	15
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.882% due 08/12/2049	3,700	4,041
Morgan Stanley Capital Trust
5.332% due 12/15/2043	464	490
Prime Mortgage Trust
0.570% due 02/25/2034	7	7
Residential Accredit Loans, Inc. Trust
0.380% due 04/25/2046	315	160
6.000% due 06/25/2036	130	109
Residential Asset Securitization Trust
0.570% due 01/25/2046 ^	363	193
Structured Adjustable Rate Mortgage Loan Trust
0.390% due 05/25/2037	423	358
1.515% due 01/25/2035	134	108
2.383% due 12/25/2034	495	490
2.514% due 08/25/2035	57	53

Structured Asset Mortgage Investments Trust
0.380% due 04/25/2036	1,850	1,374
0.390% due 05/25/2036	415	310
0.414% due 07/19/2035	116	110
0.450% due 02/25/2036	882	713
0.480% due 12/25/2035	15	11
0.824% due 10/19/2034	53	51
Structured Asset Securities Corp.
2.487% due 12/25/2033	50	49
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.217% due 01/25/2032	19	19
2.516% due 02/25/2032	24	24
Wachovia Bank Commercial Mortgage Trust
0.241% due 06/15/2020	260	260
WaMu Mortgage Pass-Through Certificates Trust
0.440% due 12/25/2045	153	147
0.460% due 10/25/2045	2,011	1,857
0.480% due 01/25/2045	104	97
0.813% due 02/25/2047	1,175	961
0.813% due 03/25/2047	656	519
0.843% due 01/25/2047	4	4
0.873% due 04/25/2047	2,447	2,148
1.113% due 08/25/2046	3,687	3,127
1.513% due 08/25/2042	3	3
2.017% due 12/25/2036 ^	614	539
2.163% due 05/25/2046	60	51
2.163% due 09/25/2046	39	36
2.163% due 10/25/2046	11	10
2.163% due 11/25/2046	114	105
2.301% due 02/25/2037 ^	906	783
2.419% due 03/25/2034	373	375
Washington Mutual Mortgage Loan Trust
1.311% due 05/25/2041	25	24
Washington Mutual Mortgage Pass-Through Certificates Trust
1.083% due 05/25/2046	910	702
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	13,100	14,302
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 03/25/2036	1,588	1,577
2.616% due 01/25/2035	40	41
2.618% due 09/25/2034	175	179

Total Mortgage-Backed Securities (Cost $146,353)		160,105

ASSET-BACKED SECURITIES 0.8%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	6,723	7,059
Amortizing Residential Collateral Trust
0.750% due 07/25/2032	1	1
Asset-Backed Securities Corp. Home Equity Loan Trust
0.720% due 09/25/2034	5	5
Bayview Financial Acquisition Trust
5.660% due 12/28/2036	100	100
Bear Stearns Asset-Backed Securities Trust
2.777% due 07/25/2036	158	150
2.931% due 10/25/2036	57	56
Centex Home Equity Loan Trust
4.680% due 06/25/2032	205	211
Citigroup Mortgage Loan Trust, Inc.
0.230% due 07/25/2045	19	16
Countrywide Asset-Backed Certificates
0.350% due 09/25/2036	160	156
0.650% due 12/25/2031	11	8
Credit-Based Asset Servicing and Securitization LLC
0.225% due 01/25/2037 ^	39	18
0.289% due 07/25/2037	38	25
1.055% due 07/25/2035	209	195
4.479% due 04/25/2037	1,238	1,195
Equity One Mortgage Pass-Through Trust
5.199% due 07/25/2034	925	933
First NLC Trust
0.240% due 08/25/2037	26	15
GE-WMC Mortgage Securities Trust
0.210% due 08/25/2036	2	1
GSAMP Trust
0.240% due 12/25/2036	9	5
Lehman ABS Mortgage Loan Trust
0.260% due 06/25/2037	25	16
Long Beach Mortgage Loan Trust
0.730% due 10/25/2034	5	4
MASTR Specialized Loan Trust
0.430% due 02/25/2036	10,704	9,319
MESA Trust
0.970% due 12/25/2031	55	51

New Century Home Equity Loan Trust
0.910% due 08/25/2034		17	16
1.250% due 01/25/2034		425	399
4.918% due 08/25/2035		398	417
Residential Asset Securities Corp. Trust
5.510% due 04/25/2033		741	786
Securitized Asset-Backed Receivables LLC Trust
0.300% due 05/25/2037 ^		75	54
SLM Student Loan Trust
0.734% due 10/25/2017		1,411	1,413
1.734% due 04/25/2023		16,637	17,104
Soundview Home Loan Trust
0.250% due 06/25/2037		17	10

Total Asset-Backed Securities (Cost $38,218)			39,738

SOVEREIGN ISSUES 3.4%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		2,100	2,236
Brazil Government International Bond
7.875% due 03/07/2015		5,000	5,062
Colombia Government International Bond
6.125% due 01/18/2041		8,700	10,483
7.375% due 09/18/2037		720	976
Mexico Government International Bond
5.125% due 01/15/2020		3,200	3,536
5.550% due 01/21/2045		350	408
5.750% due 10/12/2110		10,400	11,232
5.950% due 03/19/2019		18,800	21,319
6.050% due 01/11/2040		7,425	9,118
6.750% due 09/27/2034		138	181
Province of Ontario
3.450% due 06/02/2045	CAD	25,800	22,987
4.200% due 06/02/2020		16,100	15,483
4.700% due 06/02/2037		700	741
Province of Quebec
5.750% due 12/01/2036		39,800	47,242
Qatar Government International Bond
6.400% due 01/20/2040		$10,700	13,616

Total Sovereign Issues (Cost $161,481)			164,620

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc.		3,712	208

Total Common Stocks (Cost $108)			208

CONVERTIBLE PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Wells Fargo & Co.
7.500% (b)		15,300	18,593

Total Convertible Preferred Securities (Cost $15,982)			18,593

PREFERRED SECURITIES 0.1%
UTILITIES 0.1%
Entergy Louisiana LLC
4.700% due 06/01/2063		20,000	441
Entergy Texas, Inc.
5.625% due 06/01/2064		156,000	4,117
SCE Trust
5.750% due 03/15/2024 (b)		43,000	1,157

Total Preferred Securities (Cost $5,375)			5,715

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (d) 0.0%		856

Total Short-Term Instruments (Cost $856)		856

Total Investments in Securities (Cost $4,692,095)		5,241,260

	SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio	1,421	14
PIMCO Short-Term Floating NAV Portfolio III	24,300,842	240,870

Total Short-Term Instruments (Cost $242,467)		240,884

Total Investments in Affiliates (Cost $242,467)		240,884

Total Investments 113.7% (Cost $4,934,562)		$5,482,144
Financial Derivative Instruments (f)(h) 0.0% (Cost or Premiums, net $(3,946))		(297)
Other Assets and Liabilities, net (13.7%)		(659,699)

Net Assets 100.0%		$4,822,148

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal amount of security is adjusted for inflation.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(c)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$6,585	$6,606	0.14%

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$856	Fannie Mae 2.260% due 10/17/2022	$(877)	$856	$856

Total Repurchase Agreements						$(877)	$856	$856

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.300%	12/30/2014	01/13/2015	$(324)	$(324)
	0.350%	12/11/2014	01/12/2015	(13,573)	(13,576)
IND	0.180%	11/12/2014	01/12/2015	(9,885)	(9,888)
	0.300%	12/22/2014	01/07/2015	(28,877)	(28,879)
SAL	0.280%	12/11/2014	01/12/2015	(33,203)	(33,208)
SCX	0.220%	12/05/2014	01/07/2015	(119,978)	(119,999)
	0.220%	12/30/2014	01/07/2015	(19,960)	(19,960)
	0.250%	12/09/2014	01/09/2015	(4,571)	(4,572)
	0.250%	12/15/2014	01/09/2015	(68,371)	(68,379)
	0.300%	12/12/2014	01/12/2015	(216,883)	(216,921)

Total Reverse Repurchase Agreements					$(515,706)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.270%	12/03/2014	01/14/2015	$(4,576)	$(4,583)
	0.350%	12/23/2014	01/21/2015	(16,069)	(16,095)
BPG	0.210%	01/05/2015	02/02/2015	(19,540)	(19,583)
GSC	0.163%	11/13/2014	01/12/2015	(16,212)	(15,967)
	0.290%	12/02/2014	01/05/2015	(24,516)	(24,530)
	0.350%	12/12/2014	01/23/2015	(26,649)	(26,708)
	0.350%	12/16/2014	01/16/2015	(13,383)	(13,401)
	0.360%	12/10/2014	01/09/2015	(25,971)	(25,996)
	0.420%	12/16/2014	01/07/2015	(2,967)	(2,969)
MSC	0.380%	12/12/2014	01/15/2015	(4,261)	(4,257)
TDM	0.200%	11/14/2014	01/14/2015	(8,055)	(8,068)
	0.290%	12/02/2014	01/05/2015	(8,744)	(8,749)
	0.300%	12/04/2014	01/06/2015	(9,465)	(9,472)
	0.340%	12/08/2014	01/08/2015	(64,935)	(64,992)

Total Sale-Buyback Transactions					$(245,370)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $604,276 at a weighted average interest rate of 0.144%.
(3)	Payable for sale-buyback transactions includes $220 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	5.000%	01/01/2045	$12,000	$(13,277)	$(13,258)
Fannie Mae	6.000%	01/01/2045	5,000	(5,666)	(5,671)
Freddie Mac	5.500%	01/01/2045	1,000	(1,120)	(1,117)

Total Short Sales				$(20,063)	$(20,046)

(e)	Securities with an aggregate market value of $775,895 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Long	06/2016	2,129	$199	$53	$0
90-Day Eurodollar June Futures	Short	06/2017	2,129	(597)	0	(106)
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2015	98	733	34	0

Total Futures Contracts				$335	$87	$(106)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	1.000%	06/20/2019	$90,300	$1,653	$75	$15	$0
CDX.IG-23 5-Year Index	1.000%	12/20/2019	297,200	4,843	402	24	0

				$6,496	$477	$39	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.850%	12/04/2019		$42,800	$(235)	$(149)	$0	$(33)
Pay	28-Day MXN-TIIE	8.300%	02/07/2019	MXN	211,800	1,800	(391)	31	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023		19,000	(18)	(26)	9	0

						$1,547	$(566)	$40	$(33)

Total Swap Agreements						$8,043	$(89)	$79	$(33)

(g)	Securities with an aggregate market value of $6,994 and cash of $2,246 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015		$24,632	JPY	2,954,000	$30	$0
	02/2015	JPY	2,954,000		$24,637	0	(31)
BRC	02/2015		$614	MXN	8,848	0	(15)
CBK	03/2015	CAD	83,250		$72,655	1,095	0
FBF	01/2015	JPY	2,954,000		24,963	301	0
GLM	02/2015	EUR	26,802		33,430	984	0
JPM	02/2015	GBP	11,977		18,702	39	0
	02/2015	MXN	5,040		358	17	0
	02/2015		$2,020	MXN	28,527	0	(90)

Total Forward Foreign Currency Contracts						$2,466	$(136)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$35,300	$3,106	$1,775
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	18,200	1,565	915
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	47,800	4,207	2,403

							$8,878	$5,093

Total Purchased Options							$8,878	$5,093

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$40,800	$(367)	$(10)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$77,400	$(3,213)	$(1,901)
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/05/2015	143,200	(401)	(131)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	01/05/2015	143,200	(447)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	40,400	(1,644)	(992)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	20,700	(95)	(176)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	20,700	(109)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	104,400	(4,331)	(2,563)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	220,600	(1,068)	(1,871)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	220,600	(1,157)	(129)

							$(12,465)	$(7,775)

Total Written Options							$(12,832)	$(7,785)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums Paid	Unrealized Appreciation	Asset	Liability
DUB	Telstra Corp. Ltd.	1.000%	06/20/2021	0.668%	$2,300	$32	$15	$47	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums (Received)	Unrealized Appreciation	Asset	Liability
HUS	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	9,000	$(24)	$15	$0	$(9)

Total Swap Agreements							$8	$30	$47	$(9)

(i)	Securities with an aggregate market value of $2,247 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$13,690	$6,606	$20,296
Corporate Bonds & Notes
Banking & Finance	0	739,824	0	739,824
Industrials	0	923,524	39,328	962,852
Utilities	0	520,434	0	520,434
Municipal Bonds & Notes
California	0	144,043	0	144,043
Colorado	0	1,338	0	1,338
Georgia	0	18,277	0	18,277
Illinois	0	15,953	0	15,953
Iowa	0	136	0	136
Michigan	0	13,463	0	13,463
Mississippi	0	3,906	0	3,906
New York	0	42,061	0	42,061
Ohio	0	38,377	0	38,377
Pennsylvania	0	3,914	0	3,914
Texas	0	52,386	0	52,386
West Virginia	0	7,026	0	7,026
U.S. Government Agencies	0	1,016,844	0	1,016,844
U.S. Treasury Obligations	0	1,250,295	0	1,250,295
Mortgage-Backed Securities	0	145,710	14,395	160,105
Asset-Backed Securities	0	32,679	7,059	39,738
Sovereign Issues	0	164,620	0	164,620
Common Stocks
Financials	208	0	0	208
Convertible Preferred Securities
Banking & Finance	0	18,593	0	18,593
Preferred Securities
Utilities	4,558	1,157	0	5,715
Short-Term Instruments
Repurchase Agreements	0	856	0	856
	$4,766	$5,169,106	$67,388	$5,241,260

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$240,884	$0	$0	$240,884

Total Investments	$245,650	$5,169,106	$67,388	$5,482,144

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(20,046)	$0	$(20,046)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	87	79	0	166
Over the counter	0	7,606	0	7,606
	$87	$7,685	$0	$7,772

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(106)	(33)	0	(139)
Over the counter	0	(7,930)	0	(7,930)

	$(106)	$(7,963)	$0	$(8,069)

Totals	$245,631	$5,148,782	$67,388	$5,461,801

There were no significant transfers between Level 1 and 2 during the period ended December 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2014 (1)
Investments in Securities, at Value
Bank Loan Obligations	$0	$6,808	$(216)	$(4)	$(2)	$20	$0	$0	$6,606	$20
Corporate Bonds & Notes
Banking & Finance	4,712	0	(357)	24	22	(27)	0	(4,374)	0	0
Industrials	42,609	2,500	(1,356)	(11)	(17)	375	2,030	(6,802)	39,328	186
Mortgage-Backed Securities	5,660	0	(180)	11	(17)	(128)	9,049	0	14,395	(132)
Asset-Backed Securities	14,135	(6,952)	(332)	21	15	172	0	0	7,059	261
Sovereign Issues	3,034	0	(3,121)	35	728	(676)	0	0	0	0

	$70,150	$2,356	$(5,562)	$76	$729	$(264)	$11,079	$(11,176)	$67,388	$335
Financial Derivative Instruments - Liabilities
Over the counter	(38)	0	0	0	0	28	0	10	0	0

Totals	$70,112	$2,356	$(5,562)	$76	$729	$(236)	$11,079	$(11,166)	$67,388	$335

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$6,606	Benchmark Pricing	Base Price	101.00
Corporate Bonds & Notes
Industrials	39,328	Third Party Vendor	Broker Quote	100.50 - 111.50
Mortgage-Backed Securities	14,395	Benchmark Pricing	Base Price	105.25
Asset-Backed Securities	7,059	Benchmark Pricing	Base Price	105.50

Total	$67,388

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term Credit Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.0%
BANK LOAN OBLIGATIONS 8.8%
AASET
TBD% due 12/15/2020	$4,000	$3,990
Activision Blizzard, Inc.
3.250% due 10/12/2020	2,627	2,626
Amaya Holdings B.V.
5.000% due 08/01/2021	8,978	8,926
8.000% due 08/01/2022	3,500	3,474
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021	19,007	18,959
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021	14,400	14,618
Charter Communications Operating LLC
3.000% due 07/01/2020	5,162	5,068
Crown Castle Operating Co.
3.000% due 01/31/2021	32,691	32,188
CSC Holdings, Inc.
2.669% due 04/17/2020	7,418	7,276
Dell, Inc.
3.750% due 10/29/2018	3,330	3,320
4.500% due 04/29/2020	12,474	12,457
Delos Finance SARL
3.500% due 03/06/2021	11,000	10,936
Delta 2 (LUX) SARL
4.750% due 07/31/2021	3,000	2,935
Delta Air Lines, Inc.
2.133% due 09/30/2019	29,000	28,740
2.232% due 05/09/2019	8,249	8,269
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	44,342	44,411
EP Energy LLC
3.500% due 05/24/2018	4,333	4,127
FMG Resources Pty. Ltd.
3.750% due 06/30/2019	4,075	3,723
H.J. Heinz Co.
3.500% due 06/05/2020	26,188	26,081
HCA, Inc.
3.005% due 05/01/2018	348	346
Hertz Corp.
4.000% due 03/11/2018	1,960	1,935
International Aircraft Leasing and Trading
3.140% due 05/29/2015	21,500	21,482
Las Vegas Sands LLC
3.250% due 12/18/2020	50,969	50,732
MPH Acquisition Holdings LLC
3.750% due 03/31/2021	2,045	1,993
NGPL PipeCo LLC
6.750% due 09/15/2017	6,012	5,817
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026	19,024	19,032
5.860% - 6.110% due 06/24/2021	14,688	14,517
NRG Energy, Inc.
2.750% due 07/02/2018	10,156	9,979
Rexnord LLC
4.000% due 08/21/2020	2,469	2,421
Reynolds Group Holdings, Inc.
4.000% due 12/01/2018	2,940	2,894
Rise Ltd.
4.750% due 01/31/2021 (e)	7,678	7,754
RPI Finance Trust
3.250% due 05/09/2018	2,401	2,398
SBA Senior Finance LLC
3.250% due 03/24/2021	3,980	3,905
Seadrill Partners Finco LLC
4.000% due 02/21/2021	2,282	1,783
Sensata Technologies BV
TBD% due 05/12/2019	997	998
Station Casinos LLC
4.250% due 03/02/2020	2,093	2,056
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016	564	568
Westmoreland Coal Co.
7.500% due 10/16/2020	6,400	6,288
WR Grace & Co.
1.000% due 02/03/2021	821	818
3.000% due 02/03/2021	2,283	2,274

Ziggo BV
TBD% - 3.500% due 01/15/2022		2,500	2,437

Total Bank Loan Obligations (Cost $407,011)			404,551

CORPORATE BONDS & NOTES 60.3%
BANKING & FINANCE 22.1%
Allstate Corp.
6.500% due 05/15/2067		1,400	1,547
American International Group, Inc.
8.175% due 05/15/2068		400	544
AmSouth Bancorp
6.750% due 11/01/2025		1,500	1,797
Aviation Loan Trust
2.351% due 12/15/2022		2,372	2,227
AyT Cedulas Cajas Global
4.750% due 05/25/2027	EUR	6,000	9,289
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (d)		15,800	19,527
9.000% due 05/09/2018 (d)		$6,400	6,864
Banco Continental SAECA
8.875% due 10/15/2017		1,000	1,056
Banco de Credito e Inversiones
4.000% due 02/11/2023		1,000	985
Banco do Brasil S.A.
3.875% due 10/10/2022		3,800	3,496
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)	EUR	4,000	5,523
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$20,500	21,347
Banco Votorantim S.A.
5.250% due 02/11/2016		2,800	2,867
Bank of America Corp.
5.700% due 01/24/2022		10,300	11,950
6.250% due 09/05/2024 (d)		13,000	12,915
6.875% due 04/25/2018		19,900	22,874
6.875% due 11/15/2018		3,846	4,475
7.750% due 05/14/2038		7,700	10,909
Bank One Capital
8.750% due 09/01/2030		275	398
Bankia S.A.
4.375% due 02/14/2017	EUR	100	129
Barclays Bank PLC
7.625% due 11/21/2022		$3,900	4,272
14.000% due 06/15/2019 (d)	GBP	6,373	13,087
Barclays PLC
8.000% due 12/15/2020 (d)	EUR	2,500	3,164
BBVA Banco Continental S.A.
5.000% due 08/26/2022		$5,900	6,162
BBVA Bancomer S.A.
6.500% due 03/10/2021		5,250	5,711
6.750% due 09/30/2022		750	827
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		300	329
BGC Partners, Inc.
5.375% due 12/09/2019		10,775	10,594
BioMed Realty LP
4.250% due 07/15/2022		3,000	3,114
Blackstone CQP Holdco LP
9.296% due 03/18/2019		13,884	13,877
BM&FBovespa S.A.
5.500% due 07/16/2020		4,000	4,280
BNP Paribas S.A.
7.195% due 06/25/2037 (d)		3,400	3,949
BPCE S.A.
4.625% due 07/11/2024		9,150	8,900
5.150% due 07/21/2024		3,100	3,200
Brown & Brown, Inc.
4.200% due 09/15/2024		5,800	5,877
Cantor Fitzgerald LP
7.875% due 10/15/2019		6,030	6,618
Cedulas Fondo de Titulizacion de Activos
4.250% due 04/10/2031	EUR	2,000	2,993
CIT Group, Inc.
4.250% due 08/15/2017		$1,000	1,023
6.625% due 04/01/2018		9,400	10,234
Citigroup, Inc.
6.125% due 08/25/2036		800	957
8.125% due 07/15/2039 (g)		16,925	25,996
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	4,000	5,758
8.375% due 07/26/2016 (d)		$7,400	7,918
8.400% due 06/29/2017 (d)		3,900	4,280

Credit Agricole S.A.
6.500% due 06/23/2021 (d)	EUR	7,100	8,757
7.875% due 01/23/2024 (d)		$17,500	17,857
Credit Suisse
6.500% due 08/08/2023		16,417	18,062
Credit Suisse Group AG
6.250% due 12/18/2024 (d)		4,200	4,052
7.500% due 12/11/2023 (d)		5,300	5,525
Crown Castle International Corp.
5.250% due 01/15/2023		9,997	10,247
Deutsche Annington Finance BV
5.000% due 10/02/2023		1,100	1,156
Doctors Co.
6.500% due 10/15/2023		10,150	11,183
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		874	905
EDC Finance Ltd.
4.875% due 04/17/2020		1,500	986
Exeter Finance Corp.
9.750% due 05/20/2019		6,300	6,300
Farmers Exchange Capital
5.454% due 10/15/2054		10,200	10,612
Fidelity National Financial, Inc.
5.500% due 09/01/2022		12,425	13,558
First American Financial Corp.
4.300% due 02/01/2023		900	905
General Electric Capital Corp.
6.875% due 01/10/2039		11,650	16,535
Goldman Sachs Group, Inc.
4.800% due 07/08/2044		3,500	3,764
5.250% due 07/27/2021		5,500	6,213
6.450% due 05/01/2036		1,000	1,212
7.500% due 02/15/2019		5,500	6,548
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		5,300	6,119
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		3,000	3,412
Health Care REIT, Inc.
5.125% due 03/15/2043		2,300	2,541
6.500% due 03/15/2041		5,000	6,617
HSBC Capital Funding LP
10.176% due 06/30/2030 (d)		5,600	8,456
HSBC Finance Corp.
6.676% due 01/15/2021		16,000	19,007
HSBC Holdings PLC
6.375% due 09/17/2024 (d)		6,700	6,775
6.500% due 05/02/2036		3,225	4,155
6.800% due 06/01/2038		12,800	17,031
7.350% due 11/27/2032		1,550	2,102
7.625% due 05/17/2032		1,800	2,488
Industrial & Commercial Bank of China Ltd.
1.423% due 11/13/2017		6,300	6,341
International Lease Finance Corp.
7.125% due 09/01/2018		9,400	10,551
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		8,100	8,181
5.650% due 03/19/2022		6,900	7,004
Jefferies Finance LLC
7.375% due 04/01/2020		10,100	9,443
Jefferies LoanCore LLC
6.875% due 06/01/2020		6,995	6,418
JPMorgan Chase & Co.
5.400% due 01/06/2042		200	236
6.100% due 10/01/2024 (d)		21,900	21,900
6.125% due 04/30/2024 (d)		16,000	16,040
6.750% due 02/01/2024 (d)		6,800	7,217
7.900% due 04/30/2018 (d)		14,300	15,463
KBC Bank NV
8.000% due 01/25/2023		9,600	10,800
KGH Intermediate Holdco LLC
8.500% due 08/07/2019 (e)		3,300	3,300
8.500% due 08/08/2019 (e)		1,100	1,100
Kilroy Realty LP
3.800% due 01/15/2023		300	304
4.250% due 08/15/2029		3,000	3,008
Korea Development Bank
3.000% due 09/14/2022 (g)		5,800	5,840
LBG Capital PLC
6.385% due 05/12/2020	EUR	1,900	2,422
7.625% due 12/09/2019	GBP	2,000	3,160
15.000% due 12/21/2019		3,200	6,868
Lloyds Banking Group PLC
7.500% due 06/27/2024 (d)		$6,000	6,120
7.625% due 06/27/2023 (d)	GBP	3,537	5,521
Marsh & McLennan Cos., Inc.
4.050% due 10/15/2023		$2,500	2,646

Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		6,000	9,712
MetLife Capital Trust
7.875% due 12/15/2067		11,950	15,326
MetLife, Inc.
10.750% due 08/01/2069		4,000	6,520
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022		600	619
Nationstar Mortgage LLC
6.500% due 07/01/2021		1,300	1,190
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		2,500	3,986
Navient Corp.
5.625% due 08/01/2033		17,600	13,332
Nippon Life Insurance Co.
5.000% due 10/18/2042		2,800	2,928
5.100% due 10/16/2044		8,500	8,917
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		2,000	2,606
Novo Banco S.A.
5.000% due 05/14/2019	EUR	1,800	2,151
5.000% due 05/21/2019		5,300	6,333
5.000% due 05/23/2019		5,000	5,968
5.875% due 11/09/2015		600	734
Ohio National Life Insurance Co.
6.875% due 06/15/2042		$500	637
Pacific Life Insurance Co.
9.250% due 06/15/2039		36,875	58,365
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,468
Piper Jaffray Cos.
4.755% due 11/30/2015		5,100	5,130
Prudential Financial, Inc.
5.200% due 03/15/2044		6,000	5,963
5.875% due 09/15/2042		4,500	4,770
Rio Oil Finance Trust
6.250% due 07/06/2024		11,950	11,443
6.750% due 01/06/2027		6,150	5,904
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		2,500	2,223
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		2,025	2,010
5.717% due 06/16/2021		13,050	11,419
6.125% due 02/07/2022		3,325	2,963
Simon Property Group LP
6.750% due 02/01/2040		350	489
SL Green Realty Corp.
4.500% due 12/01/2022		5,000	5,098
Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044		5,800	6,490
6.850% due 12/16/2039		4,395	6,024
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	93	153
TIAA Asset Management Finance Co. LLC
4.125% due 11/01/2024		$5,400	5,543
UBS AG
4.750% due 05/22/2023		3,500	3,540
7.250% due 02/22/2022		10,000	10,748
7.625% due 08/17/2022		18,050	21,283
Wachovia Capital Trust
5.570% due 02/02/2015 (d)		1,180	1,145
Wells Fargo & Co.
5.375% due 11/02/2043		12,000	13,706
5.900% due 06/15/2024 (d)		12,000	12,120
7.980% due 03/15/2018 (d)		1,033	1,145
Wells Fargo Bank N.A.
6.600% due 01/15/2038		11,700	16,259
Weyerhaeuser Co.
6.950% due 10/01/2027		16,922	20,797
7.375% due 03/15/2032		6,814	9,096
7.950% due 03/15/2025		200	257
8.500% due 01/15/2025		10,400	13,768

			1,017,080

INDUSTRIALS 26.1%
21st Century Fox America, Inc.
5.400% due 10/01/2043		2,900	3,466
6.900% due 08/15/2039		2,500	3,401
AbbVie, Inc.
4.400% due 11/06/2042		7,000	7,251
Actavis, Inc.
4.625% due 10/01/2042		6,500	6,394
ADT Corp.
4.875% due 07/15/2042		14,150	10,524

Aetna, Inc.
4.750% due 03/15/2044		1,050	1,162
Air Canada Pass-Through Trust
4.125% due 11/15/2026		1,428	1,443
Alliance Data Systems Corp.
5.250% due 12/01/2017		3,000	3,105
ALROSA Finance S.A.
7.750% due 11/03/2020		17,850	16,958
Altria Group, Inc.
4.250% due 08/09/2042		2,500	2,405
9.950% due 11/10/2038		3,923	6,731
10.200% due 02/06/2039		4,729	8,259
Amazon.com, Inc.
4.800% due 12/05/2034		3,200	3,357
4.950% due 12/05/2044		7,850	8,147
American Airlines Pass-Through Trust
7.000% due 07/31/2019		1,188	1,271
Amgen, Inc.
4.950% due 10/01/2041		2,500	2,690
5.150% due 11/15/2041		28,767	32,547
5.375% due 05/15/2043		3,300	3,849
5.750% due 03/15/2040		5,000	6,004
6.400% due 02/01/2039		8,190	10,434
Anadarko Holding Co.
7.150% due 05/15/2028		1,722	2,132
Anadarko Petroleum Corp.
4.500% due 07/15/2044		15,000	14,616
6.450% due 09/15/2036		12,100	14,586
7.000% due 11/15/2027		600	684
Anthem, Inc.
4.625% due 05/15/2042		8,000	8,428
Arch Coal, Inc.
7.250% due 10/01/2020		3,582	1,182
7.250% due 06/15/2021		588	174
Asciano Finance Ltd.
6.000% due 04/07/2023		5,000	5,637
Ashland, Inc.
6.875% due 05/15/2043		28,685	30,693
Aviation Capital Group Corp.
6.750% due 04/06/2021		2,300	2,616
7.125% due 10/15/2020		11,900	13,714
Barrick Gold Corp.
5.250% due 04/01/2042		7,200	6,678
5.800% due 11/15/2034		100	92
Barrick International Barbados Corp.
6.350% due 10/15/2036		1,297	1,325
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042		22,000	22,690
4.550% due 09/01/2044		11,400	12,287
California Resources Corp.
5.000% due 01/15/2020		1,450	1,265
5.500% due 09/15/2021		4,050	3,483
6.000% due 11/15/2024		6,175	5,249
Cameron International Corp.
7.000% due 07/15/2038		3,703	4,561
Canadian Oil Sands Ltd.
6.000% due 04/01/2042		8,400	7,609
CBS Corp.
4.900% due 08/15/2044		7,700	7,850
Cemex Espana S.A.
9.875% due 04/30/2019		4,283	4,722
Cemex S.A.B. de C.V.
4.750% due 01/11/2022	EUR	700	833
4.981% due 10/15/2018		$3,600	3,711
Cenovus Energy, Inc.
6.750% due 11/15/2039		200	229
Cielo S.A.
3.750% due 11/16/2022		7,950	7,175
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040		5,900	3,098
Comcast Corp.
6.450% due 03/15/2037		3,800	5,072
6.550% due 07/01/2039		8,800	12,060
6.950% due 08/15/2037		3,600	5,089
7.050% due 03/15/2033		10,725	14,965
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		2,641	2,681
4.150% due 10/11/2025		3,288	3,378
4.750% due 07/12/2022		249	265
Continental Resources, Inc.
4.500% due 04/15/2023		10,750	10,242
4.900% due 06/01/2044		2,900	2,465
Corp. Nacional del Cobre de Chile
5.625% due 10/18/2043		1,900	2,155
COX Communications, Inc.
4.500% due 06/30/2043		400	390
4.700% due 12/15/2042		9,800	9,829

Cox Communications, Inc.
4.800% due 02/01/2035		7,200	7,525
COX Communications, Inc.
8.375% due 03/01/2039		5,500	7,890
CVS Pass-Through Trust
7.507% due 01/10/2032		20,884	26,683
D.R. Horton, Inc.
3.750% due 03/01/2019		6,950	6,898
Devon Energy Corp.
7.950% due 04/15/2032		2,125	2,937
Devon Financing Corp. LLC
7.875% due 09/30/2031		1,176	1,608
Domtar Corp.
6.750% due 02/15/2044		1,600	1,818
Dow Chemical Co.
9.400% due 05/15/2039		7,000	11,393
Eaton Corp.
4.150% due 11/02/2042		700	698
Ecopetrol S.A.
5.875% due 09/18/2023		900	955
7.375% due 09/18/2043		16,000	17,320
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032		9,300	12,261
El Paso Pipeline Partners Operating Co. LLC
4.700% due 11/01/2042		3,950	3,580
7.500% due 11/15/2040		1,500	1,851
Energy Transfer Partners LP
7.500% due 07/01/2038		13,934	17,347
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		9,000	10,118
ENTEL Chile S.A.
4.875% due 10/30/2024		2,500	2,546
Enterprise Products Operating LLC
4.450% due 02/15/2043		18,697	18,546
4.850% due 03/15/2044		18,179	19,030
5.100% due 02/15/2045		9,000	9,715
6.125% due 10/15/2039		700	848
7.034% due 01/15/2068		2,550	2,799
8.375% due 08/01/2066		1,600	1,719
Freeport-McMoRan Corp.
9.500% due 06/01/2031		2,000	2,583
General Motors Co.
5.000% due 04/01/2035		4,550	4,753
5.200% due 04/01/2045		6,000	6,345
Georgia-Pacific LLC
8.875% due 05/15/2031		2,070	3,216
Gilead Sciences, Inc.
4.500% due 02/01/2045		6,700	7,191
4.800% due 04/01/2044		550	613
GlaxoSmithKline Capital PLC
3.375% due 12/20/2027	GBP	2,500	4,055
GLP Capital LP
5.375% due 11/01/2023		$3,500	3,640
GNL Quintero S.A.
4.634% due 07/31/2029		600	609
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,000	4,225
Goldcorp, Inc.
5.450% due 06/09/2044		8,000	8,064
GTL Trade Finance, Inc.
5.893% due 04/29/2024		4,650	4,499
Harvest Operations Corp.
6.875% due 10/01/2017		5,680	5,503
Hess Corp.
6.000% due 01/15/2040		1,500	1,662
7.300% due 08/15/2031		3,060	3,812
Hiland Partners LP
5.500% due 05/15/2022		4,945	4,364
7.250% due 10/01/2020		11,510	10,992
HJ Heinz Finance Co.
7.125% due 08/01/2039		1,773	1,919
Hospira, Inc.
5.200% due 08/12/2020		1,200	1,289
5.600% due 09/15/2040		3,000	3,361
5.800% due 08/12/2023		2,000	2,242
Imperial Tobacco Finance PLC
3.500% due 02/11/2023		2,575	2,534
Intel Corp.
4.000% due 12/15/2032		300	308
4.800% due 10/01/2041		900	992
KazMunayGas National Co. JSC
5.750% due 04/30/2043		4,900	4,141
Kennedy-Wilson, Inc.
5.875% due 04/01/2024		200	201

Kinder Morgan Energy Partners LP
5.500% due 03/01/2044	10,300	10,508
5.800% due 03/15/2035	1,000	1,065
6.500% due 02/01/2037	2,700	3,044
6.550% due 09/15/2040	3,300	3,761
6.950% due 01/15/2038	5,000	5,788
7.300% due 08/15/2033	25	30
7.400% due 03/15/2031	100	120
Kinder Morgan, Inc.
5.300% due 12/01/2034	3,000	3,054
5.550% due 06/01/2045	11,600	11,925
6.950% due 06/01/2028	3,795	4,100
7.420% due 02/15/2037	2,980	3,566
8.050% due 10/15/2030	3,825	4,708
KLA-Tencor Corp.
4.650% due 11/01/2024	2,500	2,593
Kraft Foods Group, Inc.
5.000% due 06/04/2042	5,200	5,746
6.500% due 02/09/2040	2,500	3,225
6.875% due 01/26/2039	2,000	2,652
Lender Processing Services, Inc.
5.750% due 04/15/2023	1,955	2,063
Magellan Midstream Partners LP
6.400% due 05/01/2037	900	1,117
MCE Finance Ltd.
5.000% due 02/15/2021	2,000	1,880
McKesson Corp.
4.883% due 03/15/2044	1,850	2,046
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	5,200	4,979
Medtronic, Inc.
4.375% due 03/15/2035	1,150	1,224
4.625% due 03/15/2045	9,850	10,722
Metalloinvest Finance Ltd.
5.625% due 04/17/2020	6,100	4,659
Midstates Petroleum Co., Inc.
10.750% due 10/01/2020	6,950	3,753
Mongolian Mining Corp.
8.875% due 03/29/2017	1,535	1,013
Motorola Solutions, Inc.
5.500% due 09/01/2044	5,000	5,291
Nakilat, Inc.
6.067% due 12/31/2033	400	451
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (d)	11,000	11,468
NBCUniversal Media LLC
4.450% due 01/15/2043	6,700	7,128
5.950% due 04/01/2041	2,400	3,098
New Gold, Inc.
6.250% due 11/15/2022	7,000	6,895
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	9,025	7,952
Newmont Mining Corp.
4.875% due 03/15/2042	2,000	1,748
NVR, Inc.
3.950% due 09/15/2022	2,500	2,568
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023	4,427	3,984
6.750% due 10/01/2022	1,791	1,643
OJSC Novolipetsk Steel Via Steel Funding Ltd.
4.450% due 02/19/2018	1,000	890
ONEOK Partners LP
6.650% due 10/01/2036	18,835	21,743
Pacific Drilling Ltd.
7.250% due 12/01/2017	400	364
Pertamina Persero PT
6.450% due 05/30/2044	7,000	7,326
Pfizer, Inc.
7.200% due 03/15/2039	300	438
PHH Corp.
6.375% due 08/15/2021	2,000	1,843
Philip Morris International, Inc.
3.875% due 08/21/2042	2,600	2,479
4.250% due 11/10/2044	12,800	13,071
6.375% due 05/16/2038	600	770
Pinnacol Assurance
8.625% due 06/25/2034 (e)	7,000	7,417
Pioneer Natural Resources Co.
7.200% due 01/15/2028	17,016	20,939
Pride International, Inc.
6.875% due 08/15/2020	5,300	5,953
7.875% due 08/15/2040	5,500	6,658
QVC, Inc.
4.375% due 03/15/2023	2,500	2,513
4.850% due 04/01/2024	7,100	7,243

Reynolds American, Inc.
6.150% due 09/15/2043		3,620	4,213
7.250% due 06/15/2037		660	850
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		8,000	7,890
SABMiller Holdings, Inc.
4.950% due 01/15/2042		5,600	6,333
Southern Copper Corp.
5.250% due 11/08/2042		1,800	1,617
Southern Natural Gas Co. LLC
7.350% due 02/15/2031		1,400	1,671
Southwestern Energy Co.
4.100% due 03/15/2022		2,420	2,379
Studio City Finance Ltd.
8.500% due 12/01/2020		6,400	6,752
Teck Resources Ltd.
5.400% due 02/01/2043		20,870	17,698
6.125% due 10/01/2035		1,341	1,226
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032		1,275	1,680
Tesco PLC
6.150% due 11/15/2037		1,300	1,257
Texas Eastern Transmission LP
7.000% due 07/15/2032		1,000	1,346
Time Warner Cable, Inc.
5.250% due 07/15/2042	GBP	7,000	12,849
5.500% due 09/01/2041		$4,100	4,782
6.550% due 05/01/2037		2,000	2,583
6.750% due 06/15/2039		4,300	5,640
7.300% due 07/01/2038		12,500	17,292
Time Warner, Inc.
4.900% due 06/15/2042		3,700	3,913
6.200% due 03/15/2040		5,275	6,444
6.250% due 03/29/2041		13,300	16,574
6.500% due 11/15/2036		500	638
7.700% due 05/01/2032		2,190	3,119
Transocean, Inc.
6.500% due 11/15/2020 (g)		2,900	2,754
6.800% due 03/15/2038		9,772	8,396
Tullow Oil PLC
6.250% due 04/15/2022		3,000	2,550
U.S. Airways Pass-Through Trust
5.375% due 05/15/2023		10,040	10,216
6.750% due 12/03/2022		5,905	6,289
7.125% due 04/22/2025		1,752	2,042
8.000% due 04/01/2021		895	994
United Airlines Pass-Through Trust
4.300% due 02/15/2027		3,000	3,105
UnitedHealth Group, Inc.
3.950% due 10/15/2042		5,250	5,240
4.250% due 03/15/2043		5,750	6,053
4.625% due 11/15/2041		10,000	10,806
USG Corp.
6.300% due 11/15/2016		379	400
7.875% due 03/30/2020		6,200	6,657
9.750% due 01/15/2018		1,325	1,517
Viacom, Inc.
4.375% due 03/15/2043		11,924	11,023
4.850% due 12/15/2034		5,400	5,544
5.250% due 04/01/2044		1,550	1,645
5.850% due 09/01/2043		5,000	5,581
Virgin Australia Trust
5.000% due 04/23/2025		4,833	4,978
6.000% due 04/23/2022		4,576	4,690
Westmoreland Coal Co.
8.750% due 01/01/2022		4,500	4,444
Whiting Petroleum Corp.
5.750% due 03/15/2021		100	93
Williams Cos., Inc.
8.750% due 03/15/2032		2,416	2,826
Williams Partners LP
4.900% due 01/15/2045		13,500	12,692
5.400% due 03/04/2044		2,500	2,456
6.300% due 04/15/2040		500	561
WMG Acquisition Corp.
6.000% due 01/15/2021		630	633
Wynn Las Vegas LLC
4.250% due 05/30/2023		2,700	2,579

Wynn Macau Ltd.
5.250% due 10/15/2021	19,860	18,768

		1,199,998

UTILITIES 12.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	14,650	15,155
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	6,627	7,067
Appalachian Power Co.
7.000% due 04/01/2038	500	698
AT&T, Inc.
4.300% due 12/15/2042	11,713	11,180
4.350% due 06/15/2045	10,074	9,536
6.550% due 02/15/2039	36,783	45,488
BG Energy Capital PLC
6.500% due 11/30/2072	3,400	3,650
British Telecommunications PLC
9.625% due 12/15/2030	1,300	2,046
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	4,915	5,334
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	1,000	1,025
Dynegy Finance, Inc.
7.375% due 11/01/2022	1,600	1,630
7.625% due 11/01/2024	1,925	1,966
Electricite de France S.A.
4.875% due 01/22/2044	4,850	5,405
5.250% due 01/29/2023 (d)	300	308
5.625% due 01/22/2024 (d)	2,800	2,951
Entergy Arkansas, Inc.
4.950% due 12/15/2044	8,100	8,490
FirstEnergy Corp.
7.375% due 11/15/2031	8,155	9,896
FirstEnergy Solutions Corp.
6.050% due 08/15/2021	2,000	2,218
FirstEnergy Transmission LLC
5.450% due 07/15/2044	2,500	2,705
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	2,000	1,470
6.000% due 11/27/2023	3,125	2,500
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028 (g)	5,000	3,825
6.510% due 03/07/2022	8,400	7,562
9.250% due 04/23/2019	20,000	20,490
Jersey Central Power & Light Co.
6.150% due 06/01/2037	250	299
Koninklijke KPN NV
8.375% due 10/01/2030	4,100	5,779
MarkWest Energy Partners LP
4.500% due 07/15/2023	6,147	5,947
5.500% due 02/15/2023	5,750	5,851
Narragansett Electric Co.
4.170% due 12/10/2042	5,300	5,477
NGPL PipeCo LLC
7.119% due 12/15/2017	8,840	8,729
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	5,600	5,924
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016	400	388
6.604% due 02/03/2021	10,600	9,150
Orange S.A.
9.000% due 03/01/2031	600	918
Pacific Gas & Electric Co.
5.400% due 01/15/2040	1,800	2,135
Petroleos Mexicanos
4.875% due 01/24/2022	300	315
5.500% due 06/27/2044	2,000	2,050
Plains All American Pipeline LP
4.300% due 01/31/2043	3,050	2,883
4.700% due 06/15/2044	4,700	4,685
4.900% due 02/15/2045	8,000	8,162
5.150% due 06/01/2042	7,700	8,080
Progress Energy, Inc.
7.750% due 03/01/2031	600	871
PSEG Power LLC
8.625% due 04/15/2031	1,500	2,215
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.332% due 09/30/2027	3,950	4,594
Rosneft Finance S.A.
7.875% due 03/13/2018	14,150	13,114
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043	8,000	8,170
5.500% due 04/08/2044	12,100	13,068

Severn Trent Utilities Finance PLC
6.125% due 02/26/2024	GBP	6,000	11,790
Southwestern Public Service Co.
6.000% due 10/01/2036		$2,000	2,594
Sprint Communications, Inc.
6.000% due 11/15/2022		900	831
Sprint Corp.
7.125% due 06/15/2024		10,500	9,817
7.875% due 09/15/2023		1,000	992
SSE PLC
5.625% due 10/01/2017 (d)	EUR	1,000	1,313
Targa Resources Partners LP
4.250% due 11/15/2023		$2,000	1,830
5.250% due 05/01/2023		12,225	11,858
Telecom Italia Capital S.A.
7.200% due 07/18/2036		5,000	5,400
7.721% due 06/04/2038		3,801	4,257
Verizon Communications, Inc.
3.850% due 11/01/2042		12,875	11,525
4.400% due 11/01/2034		2,800	2,792
4.862% due 08/21/2046		4,707	4,847
5.012% due 08/21/2054		74,666	77,585
6.400% due 09/15/2033		12,382	15,279
6.550% due 09/15/2043		74,093	95,063
VimpelCom Holdings BV
5.950% due 02/13/2023		8,000	6,156
Yellowstone Energy LP
5.750% due 12/31/2026		1,829	1,715

			557,043

Total Corporate Bonds & Notes (Cost $2,702,478)			2,774,121

MUNICIPAL BONDS & NOTES 7.5%
CALIFORNIA 3.6%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049		6,600	9,307
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050		9,100	13,541
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		2,300	2,882
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		13,600	20,046
7.350% due 11/01/2039		1,700	2,520
7.500% due 04/01/2034		165	245
7.550% due 04/01/2039		8,195	12,655
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		8,300	12,959
7.950% due 03/01/2036		9,300	11,506
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		2,600	3,512
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041		700	918
East Bay Municipal Utility District Water System, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040		5,200	6,992
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033		800	661
5.750% due 06/01/2047		6,385	5,276
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040		500	666
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042		2,300	3,314
6.750% due 08/01/2049		6,400	9,545
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		5,000	6,649
7.618% due 08/01/2040		4,500	6,571
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039		1,100	1,392
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034		6,200	8,645
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027		1,700	2,088
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		600	760
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039		3,000	3,467
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049		400	547
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048		5,050	6,910
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039		2,500	2,874
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009
6.322% due 05/15/2036		300	383

University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	3,500	3,962
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	300	379
6.296% due 05/15/2050	200	241
Upland Community Facilities District, California Special Tax Bonds, Series 2012
3.875% due 09/01/2024	1,815	1,830
4.250% due 09/01/2028	2,450	2,487
5.000% due 09/01/2031	325	351
5.000% due 09/01/2034	1,000	1,078

		167,159

FLORIDA 0.1%
Florida State Turnpike Enterprise Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	4,000	4,654

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	10,200	13,455

ILLINOIS 0.1%
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,000	2,464

INDIANA 0.1%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	1,067
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	2,000	2,598

		3,665

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	3,200	3,705

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	400	602
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,700	2,467
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	900	1,005
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,000	1,510

		5,584

NEW YORK 1.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	400	611
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	3,300	4,402
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	2,600	3,008
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	15,419
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	2,200	2,494
5.882% due 06/15/2044	3,000	4,054
6.011% due 06/15/2042	6,300	8,549
6.124% due 06/15/2042	700	799
6.491% due 06/15/2042	400	464
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	10,300	11,261
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	800	990

		52,051

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	2,300	2,618

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	2,500	3,258
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	600	755
6.270% due 02/15/2050	6,495	8,320
7.834% due 02/15/2041	4,990	7,531
8.084% due 02/15/2050	1,000	1,615

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047		4,000	3,266
6.500% due 06/01/2047		500	439

			25,184

PENNSYLVANIA 0.4%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039		11,500	13,940
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039		2,750	3,649
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030		1,800	2,020

			19,609

TENNESSEE 0.2%
Tennessee State School Bond Authority Revenue Bonds, Series 2010
4.848% due 09/15/2027		6,260	7,179

TEXAS 0.8%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038		8,500	9,725
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034		1,000	1,142
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042		4,000	5,380
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049		7,000	10,141
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030		8,400	10,137

			36,525

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040		1,100	1,383

Total Municipal Bonds & Notes (Cost $282,073)			345,235

U.S. TREASURY OBLIGATIONS 31.4%
U.S. Treasury Bonds
2.750% due 08/15/2042 (g)(l)		155,000	155,121
2.750% due 11/15/2042 (g)		151,300	151,323
3.125% due 02/15/2042 (j)(l)		13,600	14,656
3.125% due 08/15/2044 (g)		95,525	102,861
3.375% due 05/15/2044 (g)(j)(l)		6,550	7,381
3.625% due 08/15/2043 (g)(j)(l)		109,000	128,305
3.625% due 02/15/2044		22,550	26,565
3.750% due 11/15/2043 (g)		512,565	616,760
4.375% due 02/15/2038 (g)(j)(l)		114,000	149,358
U.S. Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026 (j)		46,296	53,173
U.S. Treasury Strips
0.000% due 11/15/2042		62,400	28,328
0.000% due 08/15/2043 (j)		300	134
0.000% due 11/15/2043		12,150	5,371
0.000% due 02/15/2044		18,500	8,106

Total U.S. Treasury Obligations (Cost $1,272,589)			1,447,442

MORTGAGE-BACKED SECURITIES 1.8%
Banc of America Funding Trust
5.500% due 01/25/2036		854	889
5.750% due 03/25/2036		687	683
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.152% due 09/10/2047		1,566	1,599
Bear Stearns Adjustable Rate Mortgage Trust
2.592% due 11/25/2034		2,481	2,414
Bear Stearns ALT-A Trust
2.504% due 11/25/2034		130	126
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050		6,200	6,747
Berica Residential MBS SRL
0.383% due 03/31/2048	EUR	12,909	15,336
Chase Mortgage Finance Trust
4.948% due 12/25/2037		$772	751
Citigroup Mortgage Loan Trust, Inc.
0.410% due 11/25/2036		2,736	2,426
2.540% due 10/25/2035		1,514	1,502
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		2,590	2,744

Countrywide Alternative Loan Trust
0.500% due 09/25/2035		1,450	1,228
0.550% due 08/25/2036		86	86
Countrywide Home Loan Mortgage Pass-Through Trust
2.350% due 04/20/2035		43	43
5.500% due 03/25/2035		959	1,007
Deutsche ALT-A Securities, Inc.
0.310% due 07/25/2047		534	458
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037		1,920	1,942
GS Mortgage Securities Trust
5.560% due 11/10/2039		2,458	2,604
GSMPS Mortgage Loan Trust
0.520% due 03/25/2035		1,765	1,556
GSR Mortgage Loan Trust
2.652% due 04/25/2035		1,432	1,432
HomeBanc Mortgage Trust
0.440% due 10/25/2035		679	607
Homestar Mortgage Acceptance Corp.
0.620% due 07/25/2034		115	114
IndyMac Mortgage Loan Trust
0.470% due 07/25/2035		828	741
JPMorgan Chase Commercial Mortgage Securities Trust
5.440% due 06/12/2047		3,415	3,634
JPMorgan Mortgage Trust
1.990% due 11/25/2033		44	44
JPMorgan Resecuritization Trust
2.618% due 09/26/2036		3,957	3,497
Merrill Lynch Mortgage Investors Trust
1.582% due 10/25/2035		106	103
2.196% due 05/25/2033		24	23
Morgan Stanley Capital Trust
5.692% due 04/15/2049		1,395	1,504
Morgan Stanley Re-REMIC Trust
5.500% due 08/26/2047		828	861
Mortgages PLC
1.013% due 10/31/2038	GBP	3,576	5,350
NAAC Reperforming Loan REMIC Trust Certificates
0.620% due 02/25/2035		$2,443	2,055
Nomura Asset Acceptance Corp.
0.740% due 02/25/2035		1,800	1,553
2.870% due 08/25/2035		1,180	1,147
OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,329
Residential Accredit Loans, Inc. Trust
3.053% due 03/25/2035 ^		1,203	1,008
3.215% due 02/25/2035 ^		1,722	1,389
5.750% due 01/25/2034		5,611	5,815
Residential Funding Mortgage Securities, Inc. Trust
3.225% due 02/25/2036 ^		1,145	1,028
Sequoia Mortgage Trust
0.843% due 05/20/2034		1,890	1,820
Structured Adjustable Rate Mortgage Loan Trust
2.511% due 03/25/2034		51	50
Wachovia Bank Commercial Mortgage Trust
4.935% due 04/15/2042		328	328
WaMu Mortgage Pass-Through Certificates Trust
0.610% due 07/25/2044		883	818
1.614% due 11/25/2041		408	369
Wells Fargo Mortgage-Backed Securities Trust
2.481% due 12/25/2033		65	65
2.615% due 01/25/2035		1,766	1,763
2.616% due 01/25/2035		120	122

Total Mortgage-Backed Securities (Cost $80,246)			84,710

ASSET-BACKED SECURITIES 2.5%
Access Group, Inc.
1.534% due 10/27/2025		551	553
ACE Securities Corp.
0.965% due 01/25/2035		1,738	1,676
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		32,060	33,664
Ameriquest Mortgage Securities Trust
0.560% due 03/25/2036		1,280	1,091
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.620% due 07/25/2035		2,200	1,965
0.640% due 10/25/2035		1,000	974
1.040% due 07/25/2034		713	636
1.220% due 11/25/2034		1,949	1,852
Asset-Backed Securities Corp. Home Equity Loan Trust
0.810% due 07/25/2035		2,000	1,826
Bayview Financial Acquisition Trust
6.101% due 05/28/2037		111	112

Bear Stearns Asset-Backed Securities Trust
0.490% due 01/25/2047		1,100	1,001
0.575% due 12/25/2035		2,000	1,696
0.895% due 01/25/2034		11	11
Countrywide Asset-Backed Certificates
0.350% due 09/25/2036		1,643	1,610
0.890% due 07/25/2034		2,000	1,897
0.920% due 03/25/2034		1,335	1,282
Countrywide Asset-Backed Certificates Trust
0.520% due 04/25/2036		4,637	4,572
0.770% due 08/25/2035		1,090	1,077
Eagle Ltd.
2.570% due 12/15/2039		2,400	2,397
First Franklin Mortgage Loan Trust
0.430% due 11/25/2036		1,313	1,300
0.650% due 05/25/2035		1,000	929
0.660% due 09/25/2035		4,300	4,119
First NLC Trust
0.875% due 12/25/2035		1,833	1,757
GSAMP Trust
1.025% due 11/25/2034		1,095	1,015
Home Equity Asset Trust
1.220% due 07/25/2035		2,200	2,190
IXIS Real Estate Capital Trust
0.950% due 06/25/2035		1,151	1,126
Lehman XS Trust
0.955% due 10/25/2035		785	735
Merrill Lynch Mortgage Investors Trust
0.390% due 08/25/2036		1,000	962
Morgan Stanley ABS Capital, Inc. Trust
0.480% due 12/25/2035		2,971	2,689
0.490% due 11/25/2035		2,226	2,189
Morgan Stanley Home Equity Loan Trust
0.640% due 08/25/2035		1,045	1,012
New Century Home Equity Loan Trust
0.680% due 07/25/2035		2,200	1,920
Option One Mortgage Loan Trust Asset-Backed Certificates
0.750% due 02/25/2032		1,039	985
Park Place Securities, Inc.
0.640% due 09/25/2035		4,100	3,492
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.670% due 07/25/2035		3,000	2,968
0.700% due 07/25/2035		2,200	1,902
RAAC Trust
0.510% due 08/25/2036		800	711
0.550% due 10/25/2046		201	179
0.650% due 03/25/2037		3,333	3,228
Residential Asset Mortgage Products Trust
0.420% due 08/25/2046		1,800	1,564
Residential Asset Securities Corp. Trust
0.570% due 12/25/2035		1,300	1,187
0.610% due 11/25/2035		200	177
0.630% due 10/25/2035		354	332
Salomon Mortgage Loan Trust
1.070% due 11/25/2033		34	34
Saxon Asset Securities Trust
0.950% due 03/25/2035		1,930	1,766
SLM Student Loan Trust
1.734% due 04/25/2023		10,492	10,787
Springleaf Funding Trust
3.920% due 01/16/2023		2,500	2,537

Total Asset-Backed Securities (Cost $107,885)			113,684

SOVEREIGN ISSUES 3.5%
Brazil Government International Bond
5.000% due 01/27/2045		22,710	22,369
5.625% due 01/07/2041		2,600	2,815
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	60,952	20,768
10.000% due 01/01/2023		144	48
10.000% due 01/01/2025		215,800	71,106
Indonesia Government International Bond
6.750% due 01/15/2044		$1,500	1,860
Junta de Castilla y Leon
6.270% due 02/19/2018	EUR	3,200	4,532
6.505% due 03/01/2019		3,500	5,172
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	34,741	2,655
4.000% due 11/08/2046 (c)		64,631	5,025
4.500% due 11/22/2035 (c)		68,638	5,596
Qatar Government International Bond
6.400% due 01/20/2040		$3,000	3,817

Slovenia Government International Bond
4.700% due 11/01/2016	EUR	14,000	18,149

Total Sovereign Issues (Cost $172,894)			163,912

	SHARES
COMMON STOCKS 1.9%
CONSUMER DISCRETIONARY 1.3%
Amaya, Inc. (a)(e)		319,816	7,859
Cedar Fair LP		11,667	558
Las Vegas Sands Corp.		171,467	9,972
Melco Crown Entertainment Ltd. - ADR		526,925	13,384
MGM Resorts International (a)(i)		749,658	16,028
Wynn Resorts Ltd.		94,123	14,002

			61,803

ENERGY 0.1%
Cheniere Energy, Inc. (a)		71,373	5,024

FINANCIALS 0.2%
Citigroup, Inc. (i)		179,971	9,738

INDUSTRIALS 0.1%
USG Corp. (a)		100,889	2,824

INFORMATION TECHNOLOGY 0.2%
QUALCOMM, Inc.		104,758	7,787

Total Common Stocks (Cost $96,895)			87,176

PREFERRED SECURITIES 1.0%
BANKING & FINANCE 0.8%
AgriBank FCB
6.875% due 01/01/2024 (d)		40,000	4,206
Ally Financial, Inc.
7.000% due 01/30/2015 (d)		17,938	18,020
8.500% due 05/15/2016 (d)		109,129	2,938
Citigroup Capital
7.875% due 10/30/2040		22,514	598
Reinsurance Group of America, Inc.
6.200% due 09/15/2042		110,000	3,054
State Street Corp.
5.900% due 03/15/2024 (d)		220,000	5,754

			34,570

UTILITIES 0.2%
DTE Energy Co.
5.250% due 12/01/2062		2,950	73
Entergy Arkansas, Inc.
4.750% due 06/01/2063		39,925	892
Entergy Texas, Inc.
5.625% due 06/01/2064		142,184	3,752
SCE Trust
5.625% due 06/15/2017 (d)		18,000	444
5.750% due 03/15/2024 (d)		207,000	5,571

			10,732

Total Preferred Securities (Cost $43,093)			45,302

REAL ESTATE INVESTMENT TRUSTS 0.1%
FINANCIALS 0.1%
American Residential Properties, Inc. (a)		141,648	2,489

Total Real Estate Investment Trusts (Cost $2,755)			2,489

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
GREECE TREASURY BILLS 0.1%
2.046% due 02/06/2015	EUR	2,300	2,778

U.S. TREASURY BILLS 0.1%
0.054% due 01/08/2015 - 05/28/2015 (b)(j)(l)		$4,856	4,855

Total Short-Term Instruments (Cost $7,924)			7,633

Total Investments in Securities (Cost $5,175,843)			5,476,255

	SHARES
INVESTMENTS IN AFFILIATES 5.9%
SHORT-TERM INSTRUMENTS 5.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.9%
PIMCO Short-Term Floating NAV Portfolio		1,070	11
PIMCO Short-Term Floating NAV Portfolio III		27,496,449	272,545

Total Short-Term Instruments (Cost $273,978)			272,556

Total Investments in Affiliates (Cost $273,978)			272,556

Total Investments 124.9% (Cost $5,449,821)			$5,748,811
Financial Derivative Instruments (h)(k) (0.1%) (Cost or Premiums, net $(10,610))			(5,085)
Other Assets and Liabilities, net (24.8%)			(1,141,766)

Net Assets 100.0%			$4,601,960

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amaya, Inc.			09/10/2014 -10/10/2014	$9,457	$7,859	0.17%
KGH Intermediate Holdco LLC	8.500%	08/07/2019 - 08/08/2019	08/07/2014	4,318	4,400	0.10%
Pinnacol Assurance	8.625%	06/25/2034	06/23/2014	7,000	7,417	0.16%
Rise Ltd.	4.750%	01/31/2021	02/11/2014	7,731	7,754	0.17%

				$28,506	$27,430	0.60%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	0.200%	12/23/2014	01/06/2015	$(11,488)	$(11,488)
DEU	0.100%	12/29/2014	01/12/2015	(3,825)	(3,825)
	2.000%	12/05/2014	12/04/2016	(2,828)	(2,828)
JML	1.000%	09/15/2014	09/11/2016	(3,950)	(3,939)
JPS	0.210%	11/19/2014	01/20/2015	(64,521)	(64,537)
	0.300%	12/15/2014	01/15/2015	(76,016)	(76,028)
MEI	0.350%	08/01/2014	07/31/2016	(3,994)	(3,988)
SCX	0.220%	12/05/2014	01/07/2015	(31,057)	(31,062)
	0.220%	12/30/2014	01/07/2015	(1,661)	(1,661)
	0.250%	12/09/2014	01/09/2015	(176,452)	(176,481)
	0.260%	12/09/2014	01/09/2015	(109,391)	(109,410)
	0.270%	12/10/2014	01/12/2015	(185,534)	(185,566)

Total Reverse Repurchase Agreements					$(670,813)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BCY	0.200%	12/26/2014	01/09/2015	$(8,191)	$(8,197)
	0.250%	12/30/2014	01/06/2015	(2,280)	(2,281)
	0.300%	12/03/2014	01/05/2015	(2,690)	(2,692)
	0.380%	12/12/2014	01/12/2015	(29,237)	(29,267)
	0.390%	12/15/2014	01/09/2015	(5,698)	(5,702)
	0.390%	12/15/2014	01/15/2015	(119,363)	(119,529)
GSC	0.163%	11/13/2014	01/12/2015	(78,186)	(77,005)
	0.190%	11/18/2014	01/20/2015	(44,078)	(44,165)
	0.260%	12/24/2014	01/07/2015	(1,723)	(1,724)
	0.350%	12/12/2014	01/23/2015	(73,340)	(73,476)
TDM	0.300%	12/04/2014	01/06/2015	(12,318)	(12,326)
	0.340%	12/08/2014	01/08/2015	(3,820)	(3,823)
UBS	0.350%	12/11/2014	01/09/2015	(86,265)	(86,345)

Total Sale-Buyback Transactions					$(466,532)

(1)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $1,238,911 at a weighted average interest rate of 0.126%.
(2)	Payable for sale-buyback transactions includes $471 of deferred price drop on sale-buyback transactions.

(g)	Securities with an aggregate market value of $1,161,438 and cash of $254 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - EUREX EURO STOXX 50 Index	3,600.000	12/20/2019	1,068	$3,177	$3,146

Total Purchased Options				$3,177	$3,146

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - EUREX EURO STOXX 50 Index	2,300.000	12/20/2019	1,068	$(3,528)	$(3,612)

Total Written Options				$(3,528)	$(3,612)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
Euro-Bund 10-Year Bond March Futures	Long	03/2015	61	$164	$4	$0
JPX Nikkei Index 400 March Futures	Long	03/2015	430	4	0	(81)
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	256	1,006	72	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2015	9	67	3	0

Total Futures Contracts				$1,241	$79	$(81)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	(1.000%	)	06/20/2019	$147,500	$(2,700)	$82	$0	$(25)

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$111,300	$7,071	$626	$109	$0
CDX.IG-22 5-Year Index	1.000%	06/20/2019	269,100	4,927	879	45	0
CDX.IG-23 5-Year Index	1.000%	12/20/2019	1,203,750	19,615	932	98	0

				$31,613	$2,437	$252	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.850%	12/04/2019		$56,400	$(310)	$(197)	$0	$(44)
Receive	3-Month USD-LIBOR	2.250%	12/17/2019		164,400	(3,950)	(40)	0	(131)
Receive	3-Month USD-LIBOR	2.250%	06/17/2020		144,900	(1,731)	(239)	0	(122)
Receive	3-Month USD-LIBOR	1.960%	04/24/2023		50,700	652	793	0	(52)
Receive	3-Month USD-LIBOR	2.700%	05/21/2024		117,500	(4,921)	(4,397)	0	(126)
Receive	3-Month USD-LIBOR	2.700%	07/18/2024		140,000	(7,076)	(6,573)	0	(152)
Pay	3-Month USD-LIBOR	2.900%	04/24/2043		122,000	5,778	4,978	169	0
Pay	3-Month USD-LIBOR	2.860%	05/01/2043		2,200	84	69	3	0
Pay	6-Month AUD-BBR-BBSW	3.250%	09/21/2017	AUD	211,400	1,580	1,778	367	0
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	124,900	(578)	(340)	0	(1)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025		105,400	(5,063)	(6,021)	0	(140)
Receive	6-Month GBP-LIBOR	2.750%	03/18/2025	GBP	87,700	(11,073)	(8,913)	0	(677)
Receive	6-Month JPY-LIBOR	0.500%	09/17/2021	JPY	590,000	(66)	(29)	0	(1)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023		7,520,000	(3,214)	(3,541)	0	(38)
Receive	6-Month JPY-LIBOR	1.000%	09/20/2024		4,420,000	(405)	(480)	0	(26)
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MXN	139,300	523	(248)	35	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		1,077,450	(429)	189	142	0
Pay	28-Day MXN-TIIE	5.750%	09/30/2021		56,600	8	8	15	0

						$(30,191)	$(23,203)	$731	$(1,510)

Total Swap Agreements						$(1,278)	$(20,684)	$983	$(1,535)

(i)	Securities with an aggregate market value of $6,177 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(j)	Securities with an aggregate market value of $44,515 and cash of $3,500 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	BRL	16,430		$6,185	$5	$0
	01/2015	JPY	3,766,200		31,483	40	0
	01/2015		$6,296	BRL	16,430	0	(115)
	01/2015		45,752	GBP	29,277	0	(122)
	02/2015	EUR	1,074		$1,306	6	0
	02/2015	GBP	28,561		44,619	114	0
	04/2015	BRL	16,430		6,129	97	0
BPS	01/2015		17,978		6,560	0	(203)
	01/2015	GBP	915		1,434	8	0
	01/2015		$6,768	BRL	17,978	0	(5)
	01/2015		3,960	EUR	3,203	0	(84)
	02/2015	MXN	73,634		$5,050	69	0
	01/2017	BRL	12,498		4,399	492	0
BRC	02/2015	MXN	13,072		956	72	0
	02/2015		$21,733	INR	1,376,996	0	(157)
	02/2015		4,340	MXN	59,340	0	(325)
CBK	01/2015	AUD	32,562		$27,850	1,266	0
	01/2015		$47,127	JPY	5,690,565	382	0
	02/2015	JPY	5,690,565		$47,139	0	(381)
	02/2015		$613	MXN	8,392	0	(45)
	03/2015	CAD	10,664		$9,307	140	0
DUB	01/2015	GBP	1,239		1,944	13	0
	01/2015		$203,718	EUR	167,201	0	(1,396)
	02/2015	EUR	167,201		$203,778	1,394	0
	01/2017		$4,399	BRL	12,498	0	(492)
FBF	01/2015	BRL	112,714		$47,374	4,972	0
	01/2015		$42,388	BRL	112,714	29	(14)
	07/2015	BRL	61,986		$22,087	0	(89)
GLM	01/2015		248,384		100,382	6,941	0
	01/2015		$1,023	AUD	1,214	0	(32)
	01/2015		95,496	BRL	248,384	0	(2,055)
	01/2015		105,119	EUR	84,546	0	(2,814)
	02/2015		1,227	GBP	789	2	0
	07/2015	BRL	248,384		$90,568	1,708	0
HUS	01/2015		$7,672	GBP	4,898	0	(38)
	02/2015	MXN	145,992		$10,021	144	0
JPM	01/2015	EUR	30,233		37,170	587	0
	01/2015	GBP	1,004		1,575	10	0
	01/2015		$8,575	GBP	5,464	0	(59)
	02/2015	MXN	17,477		$1,213	30	0
	02/2015		$1,133	MXN	15,559	0	(80)
	04/2016	CNY	4,214		$622	0	(40)
	04/2016		$710	CNY	4,214	0	(48)
MSB	01/2015	BRL	17,978		$6,768	5	0
	01/2015	EUR	224,717		279,266	7,347	0
	01/2015		$6,766	BRL	17,978	0	(3)
	01/2015		26,061	GBP	16,808	136	0
	01/2015		93,612	JPY	10,888,900	0	(2,705)
	02/2015	BRL	17,978		$6,709	0	(2)
	02/2015	GBP	16,808		26,055	0	(136)
RBC	01/2015		53,289		83,672	616	0
	02/2015		$6,490	MXN	91,785	0	(280)
UAG	01/2015	JPY	12,813,265		$108,366	1,393	0
	01/2015		$25,635	AUD	31,348	0	(43)
	02/2015	AUD	31,348		$25,581	42	0
	02/2015		$191	MXN	2,816	0	(1)

Total Forward Foreign Currency Contracts						$28,060	$(11,764)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call-OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	$747,800	$1,465	$1,358
CBK	Put-OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850%	03/04/2015	37,500	2,254	0
	Put-OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016	15,800	677	18
DUB	Put-OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	26,600	2,108	254
	Put-OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/17/2017	9,400	549	274
FBF	Put-OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/15/2017	6,700	413	194
	Put-OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/17/2017	6,700	386	195
JPM	Put-OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850%	03/04/2015	50,000	2,300	1
MYC	Put-OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/15/2017	24,100	1,687	699
NGF	Put-OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/17/2017	30,300	1,896	882

							$13,735	$3,875

Options on Indices

Counterparty	Description	Strike Value	Expiration Date		Notional Amount	Cost	Market Value
DUB	Call - OTC EURO STOXX 50 Index	3,631.000	12/20/2019	EUR	2,382	$8,295	$6,823

Total Purchased Options						$22,030	$10,698

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	10,800	$(21)	$(13)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		10,800	(18)	(2)
CBK	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		7,000	(11)	(8)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		7,000	(17)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		13,100	(10)	(12)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		13,100	(27)	(12)
FBF	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	01/21/2015		$91,900	(92)	(13)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	02/18/2015		80,500	(97)	(61)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	01/21/2015	EUR	35,200	(19)	(8)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		70,400	(28)	(11)
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		9,300	(11)	(11)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		9,300	(26)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.200%	01/21/2015		21,600	(53)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		19,000	(14)	(13)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		19,000	(36)	(33)
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		9,400	(13)	(11)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		9,400	(26)	(1)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		19,300	(18)	(14)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		19,300	(33)	(34)

							$(570)	$(258)

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.650	05/27/2015	$46,000	$(1,459)	$(2,686)
GLM	Call - OTC USD versus BRL		2.700	06/02/2015	14,700	(443)	(728)
	Call - OTC USD versus INR	INR	67.000	06/02/2015	33,050	(680)	(390)

						$(2,582)	$(3,804)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	TBD	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$7,000	$(90)	$(2)
	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	10,900	(94)	(2)
DUB	Floor - OTC CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	3,000	(29)	(1)

						$(213)	$(5)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		$154,200	$(1,532)	$(1,962)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016		60,400	(740)	(34)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.378%	03/04/2015		78,750	(2,225)	(1)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		111,600	(2,098)	(751)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.920%	08/17/2017		37,500	(551)	(328)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.950%	03/23/2015	EUR	9,400	(24)	(183)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.550%	03/23/2015		9,400	(78)	(3)
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.910%	08/15/2017		$26,800	(415)	(235)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900%	08/17/2017		26,600	(386)	(237)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/13/2015		91,500	(448)	(759)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	02/13/2015		91,500	(438)	(30)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.394%	03/04/2015		106,000	(2,300)	(1)
MYC	Call - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Receive	2.910%	08/17/2015		401,100	(1,444)	(1,976)
	Put - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Pay	2.910%	08/17/2015		401,100	(1,444)	(570)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950%	08/15/2017		96,700	(1,736)	(817)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900%	08/17/2017		121,100	(1,907)	(1,078)

								$(17,766)	$(8,965)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date		Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC EURO STOXX 50 Index	2,300.000	12/20/2019	EUR	2,382	$(8,297)	$(8,056)

Total Written Options						$(29,428)	$(21,088)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Ford Motor Co.	5.000%	09/20/2017	0.508%		$18,175	$1,443	$792	$2,235	$0
BPS	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2018	1.347%		5,900	(164)	97	0	(67)
	Masco Corp.	5.000%	09/20/2017	0.503%		2,500	233	75	308	0
	Petrobras International Finance Co.	1.000%	06/20/2015	5.661%		800	(5)	(12)	0	(17)
	Petrobras International Finance Co.	1.000%	06/20/2018	4.516%		10,400	(523)	(609)	0	(1,132)
	Petrobras International Finance Co.	1.000%	09/20/2019	4.418%		6,800	(385)	(551)	0	(936)
BRC	Berkshire Hathaway, Inc.	1.000%	12/20/2019	0.527%		2,800	57	8	65	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2023	0.975%		5,000	(146)	157	11	0
	D.R. Horton, Inc.	1.000%	09/20/2021	2.185%		1,000	(68)	(3)	0	(71)
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2019	1.936%		3,700	(87)	(58)	0	(145)
	Italy Government International Bond	1.000%	12/20/2018	1.030%		5,600	(367)	363	0	(4)
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		2,000	(7)	20	13	0
	Petrobras International Finance Co.	1.000%	06/20/2018	4.516%		14,000	(635)	(889)	0	(1,524)
	SoftBank Corp.	1.000%	12/20/2017	1.242%	JPY	20,000	(22)	21	0	(1)
CBK	Forest Oil Corp.	5.000%	06/20/2015	36.828%		$5,000	135	(799)	0	(664)
	Italy Government International Bond	1.000%	12/20/2018	1.030%		18,400	(1,313)	1,297	0	(16)
	Italy Government International Bond	1.000%	06/20/2019	1.114%		10,500	(71)	23	0	(48)
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		14,950	92	4	96	0
DUB	Brazil Government International Bond	1.000%	06/20/2018	1.523%		2,650	(38)	(7)	0	(45)
	Brazil Government International Bond	1.000%	12/20/2018	1.636%		2,000	(96)	48	0	(48)
	Italy Government International Bond	1.000%	03/20/2019	1.069%		22,400	(367)	311	0	(56)
	Italy Government International Bond	1.000%	06/20/2019	1.114%		28,300	(291)	161	0	(130)
	MetLife, Inc.	1.000%	12/20/2018	0.498%		21,100	98	320	418	0
	MetLife, Inc.	1.000%	09/20/2021	0.909%		18,000	132	(24)	108	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		19,150	145	(22)	123	0
	Noble Corp.	1.000%	12/20/2018	3.343%		5,000	(91)	(331)	0	(422)
	Pacific Gas & Electric Co.	1.000%	06/20/2021	0.797%		2,000	(88)	113	25	0
	Petrobras International Finance Co.	1.000%	06/20/2015	5.661%		19,600	(54)	(366)	0	(420)
	Prudential Financial, Inc.	1.000%	12/20/2018	0.409%		14,000	0	326	326	0
	Whirlpool Corp.	1.000%	03/20/2018	0.277%		1,000	(13)	36	23	0
FBF	American Airlines Group, Inc.	5.000%	12/20/2015	2.680%		2,550	52	9	61	0
	American Airlines Group, Inc.	5.000%	12/20/2016	3.356%		1,700	36	19	55	0
	Anadarko Petroleum Corp.	1.000%	03/20/2018	0.689%		4,000	(77)	117	40	0
	AT&T, Inc.	1.000%	03/20/2023	1.053%		13,400	(360)	312	0	(48)
	Brazil Government International Bond	1.000%	12/20/2018	1.636%		7,500	(356)	178	0	(178)
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		500	2	1	3	0
	Telefonica Emisiones S.A.U.	1.000%	06/20/2021	0.955%	EUR	12,000	(661)	706	45	0
	Whirlpool Corp.	1.000%	09/20/2017	0.231%		$5,000	(187)	293	106	0
GST	D.R. Horton, Inc.	1.000%	12/20/2020	1.979%		10,000	(1,015)	486	0	(529)
	Enbridge, Inc.	1.000%	09/20/2017	1.477%		15,000	258	(443)	0	(185)
	Ford Motor Co.	5.000%	12/20/2019	0.997%		7,300	1,373	24	1,397	0
	Forest Oil Corp.	5.000%	06/20/2018	49.370%		7,650	(277)	(4,236)	0	(4,513)
	Greece Government International Bond	1.000%	09/20/2015	13.930%	EUR	2,000	(86)	(124)	0	(210)
	Masco Corp.	5.000%	09/20/2017	0.503%		$5,000	470	146	616	0
	Mexico Government International Bond	1.000%	03/20/2018	0.703%		2,600	11	15	26	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		1,400	(3)	12	9	0
	Petrobras International Finance Co.	1.000%	06/20/2018	4.516%		5,000	(207)	(337)	0	(544)
	Prudential Financial, Inc.	1.000%	12/20/2018	0.409%		7,200	38	130	168	0
	SoftBank Corp.	1.000%	12/20/2017	1.242%	JPY	40,000	(44)	42	0	(2)
	Sprint Communications, Inc.	5.000%	09/20/2019	4.394%		$1,000	93	(67)	26	0
	Telefonica Emisiones S.A.U.	1.000%	09/20/2019	0.703%	EUR	3,500	41	19	60	0
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2015	0.759%	JPY	20,000	(2)	2	0	0
HUS	Italy Government International Bond	1.000%	06/20/2019	1.114%		$28,700	(43)	(89)	0	(132)
	Mexico Government International Bond	1.000%	03/20/2018	0.703%		4,900	26	21	47	0
	Petrobras International Finance Co.	1.000%	06/20/2019	4.431%		3,000	(217)	(179)	0	(396)
JPM	Citigroup, Inc.	1.000%	12/20/2018	0.587%		18,500	117	185	302	0
	Forest Oil Corp.	5.000%	06/20/2017	50.487%		4,700	(106)	(2,516)	0	(2,622)
	Masco Corp.	5.000%	09/20/2020	1.600%		7,000	993	284	1,277	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		6,500	25	17	42	0
	SoftBank Corp.	1.000%	12/20/2017	1.242%	JPY	30,000	(32)	30	0	(2)
	Whirlpool Corp.	1.000%	03/20/2019	0.407%		$3,050	6	70	76	0
MYC	Brazil Government International Bond	1.000%	12/20/2018	1.636%		2,700	(142)	78	0	(64)
	Entergy Corp.	1.000%	03/20/2021	0.837%		2,500	(271)	296	25	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	09/20/2017	0.975%		2,000	(36)	38	2	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2018	1.347%		300	(8)	5	0	(3)
	Greece Government International Bond	1.000%	06/20/2015	13.929%	EUR	20,650	(959)	(486)	0	(1,445)
	Italy Government International Bond	1.000%	12/20/2018	1.030%		$4,400	(287)	283	0	(4)
	Italy Government International Bond	1.000%	03/20/2019	1.069%		2,000	4	(9)	0	(5)
	Italy Government International Bond	1.000%	06/20/2019	1.114%		65,000	45	(342)	0	(297)
	Mexico Government International Bond	1.000%	03/20/2018	0.703%		12,500	56	65	121	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		22,600	138	8	146	0
	Petrobras International Finance Co.	1.000%	09/20/2015	5.662%		1,400	(45)	(1)	0	(46)

							$(4,133)	$(4,437)	$8,401	$(16,971)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	iTraxx Europe 22 5-Year Index	1.000%	12/20/2019	JPY	100,000	$14	$0	$14	$0
BPS	iTraxx Europe 22 5-Year Index	1.000%	12/20/2019		44,000	5	1	6	0
BRC	iTraxx Europe 22 5-Year Index	1.000%	12/20/2019		13,000	2	0	2	0
CBK	MCDX-23 5-Year Index	1.000%	12/20/2019		$32,000	249	0	249	0
DUB	iTraxx Europe 22 5-Year Index	1.000%	12/20/2019	JPY	13,000	2	0	2	0
GST	MCDX-23 5-Year Index	1.000%	12/20/2019		$20,400	148	11	159	0
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015		1,861	248	(255)	0	(7)
MYC	MCDX-23 5-Year Index	1.000%	12/20/2019		3,000	21	2	23	0

						$689	$(241)	$455	$(7)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month EUR-EXT-CPI Index	0.700%	12/15/2018	EUR	2,900	$(6)	$(39)	$0	$(45)
	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019		3,900	(1)	(121)	0	(122)
	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/15/2019		3,000	0	(79)	0	(79)
	Pay	3-Month EUR-EXT-CPI Index	0.750%	12/10/2019		4,350	22	(69)	0	(47)
BPS	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019		11,900	(19)	(352)	0	(371)
	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/15/2019		22,000	(49)	(530)	0	(579)
	Pay	3-Month EUR-EXT-CPI Index	0.850%	12/15/2019		1,400	0	(24)	0	(24)
CBK	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/22/2019		3,300	(12)	(75)	0	(87)
	Pay	3-Month EUR-EXT-CPI Index	0.750%	12/15/2019		2,900	13	(44)	0	(31)
DUB	Pay	1-Year BRL-CDI	11.500%	01/04/2021	BRL	7,200	(9)	(32)	0	(41)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		129,900	(166)	(248)	0	(414)
	Pay	3-Month EUR-EXT-CPI Index	0.600%	12/15/2018	EUR	1,400	(1)	(14)	0	(15)
	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019		3,300	2	(105)	0	(103)
	Pay	3-Month EUR-EXT-CPI Index	0.750%	12/15/2019		5,700	6	(68)	0	(62)
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	60,750	2	(28)	0	(26)
GLM	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	7,800	29	(272)	0	(243)
	Pay	3-Month EUR-EXT-CPI Index	0.900%	10/15/2019		12,200	(28)	(217)	0	(245)
	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/15/2019		12,500	(13)	(316)	0	(329)
	Pay	3-Month EUR-EXT-CPI Index	0.900%	11/15/2019		28,350	9	(552)	0	(543)
HUS	Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MXN	32,000	29	90	119	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		178,000	374	880	1,254	0
	Pay	28-Day MXN-TIIE	6.750%	08/31/2021		91,000	134	233	367	0
	Pay	28-Day MXN-TIIE	6.750%	09/02/2022		41,800	46	126	172	0
JPM	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		26,000	16	81	97	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		12,900	33	58	91	0
MYC	Pay	3-Month EUR-EXT-CPI Index	0.350%	12/15/2017	EUR	1,600	0	(8)	0	(8)
	Pay	3-Month EUR-EXT-CPI Index	0.910%	11/26/2019		1,400	1	(29)	0	(28)
	Pay	3-Month EUR-EXT-CPI Index	0.800%	12/10/2019		1,600	4	(26)	0	(22)
	Pay	3-Month USD-CPURNSA Index	1.533%	11/07/2016		$6,900	0	(111)	0	(111)
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MXN	21,700	17	64	81	0
	Pay	28-Day MXN-TIIE	6.750%	09/02/2022		11,800	16	33	49	0
UAG	Pay	1-Year BRL-CDI	11.500%	01/04/2021	BRL	139,300	(123)	(671)	0	(794)
	Pay	3-Month EUR-EXT-CPI Index	0.600%	12/15/2018	EUR	1,450	1	(16)	0	(15)
	Pay	3-Month EUR-EXT-CPI Index	0.910%	11/26/2019		4,050	1	(81)	0	(80)
	Pay	3-Month EUR-EXT-CPI Index	0.800%	12/10/2019		2,900	2	(42)	0	(40)
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	8,600	(1)	(3)	0	(4)
	Pay	28-Day MXN-TIIE	5.630%	10/11/2021		171,000	61	(141)	0	(80)
	Pay	28-Day MXN-TIIE	6.750%	09/02/2022		123,900	193	316	509	0

							$583	$(2,432)	$2,739	$(4,588)

Total Swap Agreements							$(2,861)	$(7,110)	$11,595	$(21,566)

(l)	Securities with an aggregate market value of $18,034 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$286,149	$118,402	$404,551
Corporate Bonds & Notes
Banking & Finance	0	1,006,380	10,700	1,017,080
Industrials	0	1,151,229	48,769	1,199,998
Utilities	0	549,994	7,049	557,043
Municipal Bonds & Notes
California	0	167,159	0	167,159
Florida	0	4,654	0	4,654
Georgia	0	13,455	0	13,455
Illinois	0	2,464	0	2,464
Indiana	0	3,665	0	3,665
Iowa	0	3,705	0	3,705
New Jersey	0	5,584	0	5,584
New York	0	52,051	0	52,051
North Carolina	0	2,618	0	2,618
Ohio	0	25,184	0	25,184
Pennsylvania	0	19,609	0	19,609
Tennessee	0	7,179	0	7,179
Texas	0	36,525	0	36,525
Washington	0	1,383	0	1,383
U.S. Treasury Obligations	0	1,447,442	0	1,447,442
Mortgage-Backed Securities	0	84,710	0	84,710
Asset-Backed Securities	0	75,086	38,598	113,684
Sovereign Issues	0	163,912	0	163,912
Common Stocks
Consumer Discretionary	61,803	0	0	61,803
Energy	5,024	0	0	5,024
Financials	9,738	0	0	9,738
Industrials	2,824	0	0	2,824
Information Technology	7,787	0	0	7,787
Preferred Securities
Banking & Finance	598	33,972	0	34,570
Utilities	4,644	6,088	0	10,732
Real Estate Investment Trusts
Financials	2,489	0	0	2,489
Short-Term Instruments
Greece Treasury Bills	0	2,778	0	2,778
U.S. Treasury Bills	0	4,855	0	4,855
	$94,907	$5,157,830	$223,518	$5,476,255

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$272,556	$0	$0	$272,556

Total Investments	$367,463	$5,157,830	$223,518	$5,748,811

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	79	4,129	0	4,208
Over the counter	0	50,237	116	50,353
	$79	$54,366	$116	$54,561

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(81)	(5,147)	0	(5,228)
Over the counter	0	(54,418)	0	(54,418)

	$(81)	$(59,565)	$0	$(59,646)

Totals	$ 367,461	$5,152,631	$223,634	$5,743,726

There were no significant transfers between Level 1 and 2 during the period ended December 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2014 (2)
Investments in Securities, at Value
Bank Loan Obligations	$0	$120,775	$(2,177)	$(5)	$(2)	$(189)	$0	$0	$118,402	$(189)
Corporate Bonds & Notes
Banking & Finance	13,317	14,430	(246)	24	7	176	0	(17,008)	10,700	196
Industrials	70,192	13,407	(34,360)	(70)	1,741	(2,141)	0	0	48,769	224
Utilities	1,715	0	0	0	0	0	5,334	0	7,049	0
Asset-Backed Securities	44,733	(5,760)	(1,591)	(3)	(5)	1,224	0	0	38,598	1,315

	$129,957	$142,852	$(38,374)	$(54)	$1,741	$(930)	$5,334	$(17,008)	$223,518	$1,546
Financial Derivative Instruments - Assets
Over the counter	0	0	0	0	0	116	0	0	116	116

Financial Derivative Instruments - Liabilities
Over the counter	(19)	0	0	0	0	14	0	5	0	0

Totals	$129,938	$142,852	$(38,374)	$(54)	$1,741	$(800)	$5,334	$(17,003)	$223,634	$1,662

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$118,402	Benchmark Pricing	Base Price	98.90 - 101.63
Corporate Bonds & Notes
Banking & Finance	4,400	Discounted Cash Flows	Credit Rating	B to BBB
			OAS Spread	600 - 950bps
			Yield	8.75 - 9.75
	6,300	Market Comparable Companies	Credit Rating	B to BB
			Net Debt to Equity Ratio	8 - 10x
			Yield	8.00 - 10.00
Industrials	7,417	Benchmark Pricing	Base Price	102.67
	41,352	Third Party Vendor	Broker Quote	101.00 - 116.50
Utilities	1,715	Benchmark Pricing	Base Price	93.74
	5,334	Third Party Vendor	Broker Quote	108.53
Asset-Backed Securities	36,200	Benchmark Pricing	Base Price	101.53 - 105.50
	2,398	Third Party Vendor	Broker Quote	99.88
Financial Derivative Instruments - Assets
Over the counter	116	Indicative Market Quotation	Broker Quote	2.23 - 3.09

Total	$223,634

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.2%
CORPORATE BONDS & NOTES 0.8%
BANKING & FINANCE 0.5%
American Express Credit Corp.
0.547% due 09/22/2017	$2,500	$2,487
Private Export Funding Corp.
5.000% due 12/15/2016	7,200	7,784

		10,271

INDUSTRIALS 0.3%
Vessel Management Services, Inc.
3.432% due 08/15/2036	6,039	6,207

Total Corporate Bonds & Notes (Cost $15,738)		16,478

MUNICIPAL BONDS & NOTES 0.1%
NEW YORK 0.1%
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	855

TEXAS 0.0%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	100	116

Total Municipal Bonds & Notes (Cost $815)		971

U.S. GOVERNMENT AGENCIES 14.4%
Fannie Mae
0.000% due 06/01/2017	3,000	2,930
0.230% due 07/25/2037	448	435
0.362% due 03/18/2031	182	182
0.620% due 10/25/2030	5	5
0.770% due 10/25/2017	32	32
1.070% due 04/25/2032	50	52
1.220% due 03/25/2022	50	51
1.315% due 06/01/2043 - 03/01/2044	728	753
2.000% due 10/01/2024	40	40
2.070% due 04/01/2028	34	35
2.137% due 07/01/2035	113	122
2.220% due 08/01/2026	9	9
2.250% due 11/01/2023	29	30
2.275% due 11/01/2034	167	180
2.383% due 02/01/2028	6	6
2.440% due 05/01/2025	5	5
2.625% due 09/06/2024 - 12/01/2027	70,332	71,318
2.875% due 10/01/2024	1	1
3.500% due 06/25/2044	2,428	2,394
3.765% due 12/01/2025	2,300	2,494
4.000% due 09/25/2044 - 10/25/2044	12,090	12,507
4.250% due 04/25/2037	446	482
4.500% due 10/25/2023 - 06/25/2025	5,450	5,874
5.000% due 08/25/2033 - 08/25/2036	9,898	10,717
5.380% due 07/01/2033	2,081	2,304
5.625% due 04/17/2028	200	256
6.000% due 05/17/2027	415	449
6.500% due 02/01/2022 - 08/01/2037	2,145	2,392
6.750% due 06/25/2032	3,007	3,384
6.900% due 05/25/2023	52	59
6.950% due 07/25/2020	15	16
7.000% due 12/25/2022 - 03/01/2038	2,691	3,046
7.800% due 10/25/2022	11	12
9.000% due 08/01/2021 - 11/01/2030	37	41
Fannie Mae Strips
0.000% due 05/15/2030	13,282	8,138
Federal Farm Credit Bank
5.125% due 07/09/2029	675	834
5.750% due 12/07/2028	500	660
Federal Housing Administration
6.896% due 07/01/2020	376	368
7.000% due 11/25/2019	115	113
7.430% due 10/01/2022 - 01/01/2024	24	23

Financing Corp.
0.000% due 09/26/2019	2,500	2,286
Freddie Mac
0.561% due 01/15/2033	95	96
0.661% due 04/15/2029 - 12/15/2032	91	92
0.711% due 06/15/2031	39	40
1.161% due 09/15/2021	17	17
1.315% due 10/25/2044	3,896	3,934
1.370% due 10/25/2023	41	40
1.515% due 07/25/2044	1,019	1,025
2.250% due 05/01/2022	4	4
2.256% due 10/01/2026	17	17
2.262% due 01/01/2028	26	27
2.271% due 01/01/2028	17	17
2.325% due 09/01/2027	26	26
2.329% due 06/01/2022	2	2
2.369% due 02/01/2028	48	48
3.500% due 05/15/2042	5,490	5,379
4.000% due 07/15/2042	3,735	3,809
4.500% due 02/15/2035 - 07/15/2035	10,300	10,984
5.000% due 03/15/2032 - 07/15/2033	19	19
5.500% due 07/15/2033 - 06/15/2035	6,127	7,195
5.625% due 11/23/2035	19,400	20,212
6.000% due 05/15/2028 - 09/15/2029	68	75
6.250% due 09/15/2023	828	821
6.500% due 08/01/2022 - 10/25/2043	795	886
6.750% due 03/15/2031	100	151
7.000% due 07/15/2022 - 01/15/2024	200	220
Ginnie Mae
1.115% due 03/20/2031	374	381
1.625% due 04/20/2017 - 05/20/2032	904	939
2.000% due 02/20/2017 - 10/20/2026	38	39
2.500% due 09/20/2017 - 03/20/2025	46	48
3.000% due 12/20/2017 - 06/20/2021	21	21
3.500% due 03/20/2021	5	5
4.000% due 08/20/2044 - 09/20/2044	24,707	26,035
6.000% due 08/20/2033	3,181	3,575
6.500% due 08/20/2034 - 09/20/2034	22	26
7.000% due 03/16/2029	751	799
NCUA Guaranteed Notes
0.527% due 11/06/2017	1,139	1,142
Overseas Private Investment Corp.
4.736% due 03/15/2022	2,666	2,936
Residual Funding Corp. Strips
0.000% due 07/15/2020 - 04/15/2030	90,768	58,449
Resolution Funding Corp. Strips
0.000% due 10/15/2028 - 04/15/2029	12,439	8,367
Small Business Administration
5.240% due 08/01/2023	1,394	1,513
Tennessee Valley Authority
4.625% due 09/15/2060	5,000	5,710
5.375% due 04/01/2056	4,900	6,475
Tennessee Valley Authority Strips
0.000% due 05/01/2030	7,400	4,484

Total U.S. Government Agencies (Cost $286,588)		311,115

U.S. TREASURY OBLIGATIONS 91.9%
U.S. Treasury Bonds
3.375% due 05/15/2044	12,600	14,199
3.500% due 02/15/2039	204,200	234,814
3.625% due 08/15/2043 (h)	127,500	150,082
3.750% due 11/15/2043 (d)(h)	40,550	48,793
4.250% due 05/15/2039 (d)(h)	385,700	496,408
4.375% due 02/15/2038 (h)	1,500	1,965
4.375% due 11/15/2039 (h)	269,300	353,372
4.500% due 08/15/2039 (d)(h)	416,600	555,770
U.S. Treasury Inflation Protected Securities (b)
0.125% due 07/15/2024	39,898	38,512
0.625% due 02/15/2043	4,234	4,002
0.750% due 02/15/2042 (f)	3,152	3,078
1.375% due 02/15/2044	3,362	3,823
2.000% due 01/15/2026	8,374	9,618
3.625% due 04/15/2028	10,276	14,170
U.S. Treasury Strips
0.000% due 05/15/2028	13,300	9,445
0.000% due 02/15/2033	20,400	12,528
0.000% due 05/15/2033	19,700	12,027
0.000% due 05/15/2034	800	475
0.000% due 11/15/2034	2,300	1,345
0.000% due 05/15/2040	17,150	8,547
0.000% due 08/15/2040	38,600	19,033
0.000% due 11/15/2042	1,100	499

Total U.S. Treasury Obligations (Cost $1,826,497)		1,992,505

MORTGAGE-BACKED SECURITIES 2.7%
BAMLL Commercial Mortgage Securities Trust
4.185% due 08/15/2046	9,800	10,690
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	351	377
Bear Stearns Adjustable Rate Mortgage Trust
2.405% due 04/25/2033	48	48
2.668% due 02/25/2033	22	21
2.732% due 01/25/2034	119	123
2.786% due 02/25/2034	312	307
Bear Stearns ALT-A Trust
2.612% due 09/25/2035	878	755
Bear Stearns Commercial Mortgage Securities Trust
5.694% due 06/11/2050	1,120	1,216
5.707% due 06/11/2040	489	500
5.746% due 09/11/2042	460	462
Bear Stearns Mortgage Securities, Inc.
2.640% due 06/25/2030	2	2
Commercial Mortgage Trust
5.796% due 12/10/2049	513	561
Countrywide Alternative Loan Trust
0.350% due 05/25/2047	938	784
0.380% due 05/25/2035	774	660
Countrywide Home Loan Mortgage Pass-Through Trust
0.460% due 04/25/2035	230	191
0.490% due 03/25/2035	1,332	1,021
Credit Suisse First Boston Mortgage Securities Corp.
2.248% due 07/25/2033	345	343
6.500% due 04/25/2033	4	4
Credit Suisse Mortgage Capital Certificates
3.953% due 09/15/2037	20,000	21,324
First Republic Bank Mortgage Pass-Through Certificates
0.650% due 06/25/2030	87	87
Greenwich Capital Commercial Funding Corp.
5.381% due 03/10/2039	177	178
HarborView Mortgage Loan Trust
0.384% due 05/19/2035	644	539
0.404% due 03/19/2036	686	508
2.711% due 07/19/2035	549	495
Impac CMB Trust
0.670% due 10/25/2035	3,339	2,807
JPMorgan Chase Commercial Mortgage Securities Trust
5.681% due 02/12/2049	342	357
5.882% due 02/15/2051	206	223
JPMorgan Mortgage Trust
2.576% due 07/25/2035	414	424
MASTR Asset Securitization Trust
5.500% due 09/25/2033	85	89
Nomura Asset Acceptance Corp.
2.655% due 10/25/2035	3,294	3,021
Residential Accredit Loans, Inc. Trust
0.470% due 08/25/2035	608	473
0.570% due 01/25/2033	13	13
0.570% due 03/25/2033	67	67
6.000% due 06/25/2036	1,718	1,447
Sequoia Mortgage Trust
0.515% due 07/20/2033	482	456
0.864% due 10/19/2026	26	26
0.925% due 10/20/2027	10	10
Structured Adjustable Rate Mortgage Loan Trust
0.390% due 05/25/2037	1,896	1,603
Structured Asset Mortgage Investments Trust
0.390% due 05/25/2036	230	172
0.824% due 09/19/2032	18	17
1.004% due 10/19/2033	182	163
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.217% due 01/25/2032	1	1
WaMu Mortgage Pass-Through Certificates Trust
0.430% due 11/25/2045	47	43
0.480% due 01/25/2045	830	773
0.923% due 12/25/2046	837	790
1.113% due 02/25/2046	1,334	1,267
1.513% due 06/25/2042	41	40
1.513% due 08/25/2042	25	23
2.163% due 08/25/2046	478	434
Washington Mutual Mortgage Loan Trust
1.311% due 05/25/2041	35	33

Wells Fargo Mortgage-Backed Securities Trust
2.612% due 03/25/2036	1,253	1,243

Total Mortgage-Backed Securities (Cost $58,210)		57,211

ASSET-BACKED SECURITIES 0.2%
Amortizing Residential Collateral Trust
0.750% due 07/25/2032	23	21
Bear Stearns Asset-Backed Securities Trust
0.830% due 10/25/2032	98	94
1.170% due 11/25/2042	530	507
Carrington Mortgage Loan Trust
0.490% due 10/25/2035	47	47
CIT Group Home Equity Loan Trust
0.710% due 06/25/2033	30	28
Credit-Based Asset Servicing and Securitization LLC
0.215% due 11/25/2036	18	10
L.A. Arena Funding LLC
7.656% due 12/15/2026	42	48
Massachusetts Educational Financing Authority
1.184% due 04/25/2038	505	509
Soundview Home Loan Trust
0.230% due 11/25/2036	197	77
Specialty Underwriting & Residential Finance Trust
0.970% due 10/25/2035	1,989	1,886
Washington Mutual Asset-Backed Certificates Trust
0.215% due 10/25/2036	122	63

Total Asset-Backed Securities (Cost $3,482)		3,290

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (c) 0.0%		767

U.S. TREASURY BILLS 0.2%
0.033% due 04/30/2015 - 05/21/2015 (a)(d)	4,841	4,840

Total Short-Term Instruments (Cost $5,607)		5,607

Total Investments in Securities (Cost $2,196,937)		2,387,177

	SHARES
INVESTMENTS IN AFFILIATES 17.6%
SHORT-TERM INSTRUMENTS 17.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.6%
PIMCO Short-Term Floating NAV Portfolio	1,895	19
PIMCO Short-Term Floating NAV Portfolio III	38,484,375	381,457

Total Short-Term Instruments (Cost $381,966)		381,476

Total Investments in Affiliates (Cost $381,966)		381,476

Total Investments 127.8% (Cost $2,578,903)		$2,768,653
Financial Derivative Instruments (e)(g) (0.1%) (Cost or Premiums, net $(2,455))		(1,463)
Other Assets and Liabilities, net (27.7%)		(600,023)

Net Assets 100.0%		$2,167,167

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreement:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$767	Fannie Mae 2.200% due 10/17/2022	$(786)	$767	$767

Total Repurchase Agreement						$(786)	$767	$767

(1)	Includes accrued interest.

Reverse Repurchase Agreement:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.350%	12/11/2014	01/12/2015	$(34,548)	$(34,555)

Total Reverse Repurchase Agreement					$(34,555)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.270%	12/03/2014	01/14/2015	$(18,617)	$(18,644)
	0.300%	12/29/2014	01/12/2015	(8,365)	(8,373)
	0.380%	12/29/2014	01/07/2015	(198,377)	(198,492)
	0.390%	12/15/2014	01/09/2015	(61,954)	(62,010)
	0.410%	12/17/2014	01/20/2015	(95,146)	(95,325)
	0.420%	12/22/2014	01/21/2015	(22,107)	(22,150)
GSC	0.350%	12/12/2014	01/23/2015	(2,789)	(2,796)
	0.360%	12/10/2014	01/09/2015	(1,459)	(1,460)
	0.420%	12/18/2014	01/16/2015	(84,743)	(84,872)
	0.450%	12/19/2014	01/08/2015	(33,085)	(33,112)
TDM	0.300%	12/04/2014	01/06/2015	(10,895)	(10,903)
	0.340%	12/08/2014	01/08/2015	(1,818)	(1,820)
UBS	0.350%	12/17/2014	01/09/2015	(22,875)	(22,894)

Total Sale-Buyback Transactions					$(562,851)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $132,224 at a weighted average interest rate of 0.183%.
(3)	Payable for sale-buyback transactions includes $486 of deferred price drop on sale-buyback transactions.

(d)	Securities with an aggregate market value of $596,218 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Long	06/2016	2,634	$253	$66	$0
90-Day Eurodollar June Futures	Short	06/2017	2,634	(737)	0	(132)

Total Futures Contracts				$(484)	$66	$(132)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.850%	12/04/2019	$47,000	$(258)	$(164)	$0	$(37)

Total Swap Agreements					$(258)	$(164)	$0	$(37)

(f)	Securities with an aggregate market value of $1,757 and cash of $102 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(g)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$29,700	$2,613	$1,493
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	13,300	1,144	669
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	29,700	2,614	1,493

Total Purchased Options							$6,371	$3,655

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/2020	$8,000	$(66)	$(1)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	16,800	(151)	(4)

						$(217)	$(5)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$65,000	$(2,698)	$(1,596)
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/05/2015	163,900	(459)	(150)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	01/05/2015	163,900	(512)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	29,200	(1,188)	(717)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	10,000	(45)	(85)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	10,000	(54)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	65,100	(2,701)	(1,599)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	94,600	(428)	(802)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	94,600	(524)	(55)

							$(8,609)	$(5,010)

Total Written Options							$(8,826)	$(5,015)

(h)	Securities with an aggregate market value of $1,134 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$10,271	$0	$10,271
Industrials	0	6,207	0	6,207
Municipal Bonds & Notes
New York	0	855	0	855
Texas	0	116	0	116
U.S. Government Agencies	0	310,611	504	311,115
U.S. Treasury Obligations	0	1,992,505	0	1,992,505
Mortgage-Backed Securities	0	57,211	0	57,211
Asset-Backed Securities	0	3,290	0	3,290
Short-Term Instruments
Repurchase Agreements	0	767	0	767
U.S. Treasury Bills	0	4,840	0	4,840
	$0	$2,386,673	$504	$2,387,177

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$381,476	$0	$0	$381,476

Total Investments	$381,476	$2,386,673	$504	$2,768,653

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	66	0	0	66
Over the counter	0	3,655	0	3,655
	$66	$3,655	$0	$3,721

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(132)	(37)	0	(169)
Over the counter	0	(5,015)	0	(5,015)

	$(132)	$(5,052)	$0	$(5,184)

Totals	$381,410	$2,385,276	$504	$2,767,190

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.0%
BANK LOAN OBLIGATIONS 1.9%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$1,654	$1,633
Biomet, Inc.
3.169% due 03/25/2015		866	864
3.670% due 07/25/2017		12,384	12,347
CSC Holdings, Inc.
2.669% due 04/17/2020		5,836	5,724
H.J. Heinz Co.
3.500% due 06/05/2020		143,589	142,998
HCA, Inc.
2.669% due 02/02/2016		2,229	2,215
2.669% due 05/02/2016		21,125	21,051
3.005% due 05/01/2018		1,879	1,867
Hertz Corp.
3.500% due 03/11/2018		670	655
4.000% due 03/11/2018		686	677
MGM Resorts International
3.500% due 12/20/2019		7,879	7,707
Novelis, Inc.
3.750% due 03/10/2017		21,697	21,527
NRG Energy, Inc.
2.750% due 07/02/2018		14,460	14,207
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020		4,978	4,927
SunGard Data Systems, Inc.
4.000% due 03/08/2020		12,328	12,236
Valeant Pharmaceuticals International, Inc.
3.500% due 08/05/2020		28,679	28,470
Windstream Corp.
3.005% - 3.500% due 01/23/2020		4,432	4,389

Total Bank Loan Obligations (Cost $286,265)			283,494

CORPORATE BONDS & NOTES 34.7%
BANKING & FINANCE 21.9%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		39,000	38,269
Ally Financial, Inc.
2.500% due 03/15/2017		30,000	29,521
2.750% due 01/30/2017		15,275	15,266
2.911% due 07/18/2016		775	772
3.125% due 01/15/2016		6,255	6,302
3.500% due 07/18/2016		6,445	6,534
4.625% due 06/26/2015		32,550	32,835
5.500% due 02/15/2017		7,894	8,308
8.300% due 02/12/2015		39,100	39,344
American International Group, Inc.
5.050% due 10/01/2015		20,000	20,613
Banca Carige SpA
3.750% due 11/25/2016	EUR	1,700	2,169
Banco do Brasil S.A.
4.500% due 01/22/2015		$5,500	5,503
Banco Popular Espanol S.A.
4.250% due 09/30/2015	EUR	5,900	7,343
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$5,900	6,144
Banco Santander Chile
1.831% due 01/19/2016		1,200	1,206
3.750% due 09/22/2015		45,200	45,913
Bank of America Corp.
0.490% due 10/14/2016		8,100	8,044
0.562% due 08/15/2016		13,400	13,301
1.125% due 04/01/2019		80,600	80,817
1.317% due 03/22/2018		16,500	16,634
1.500% due 10/09/2015		3,400	3,415
2.000% due 01/11/2018		4,200	4,200
2.650% due 04/01/2019		12,800	12,907
3.750% due 07/12/2016		2,700	2,798
5.420% due 03/15/2017		1,000	1,073
5.650% due 05/01/2018		30,200	33,577
5.750% due 12/01/2017		8,700	9,620
6.400% due 08/28/2017		6,150	6,857
6.500% due 08/01/2016		131,095	141,319
6.875% due 04/25/2018		13,200	15,173

7.800% due 09/15/2016		1,000	1,102
8.950% due 05/18/2017		180	196
Bank of America N.A.
0.521% due 06/15/2016		2,300	2,285
0.541% due 06/15/2017		8,300	8,185
Bankia S.A.
0.285% due 01/25/2016	EUR	16,100	19,374
4.375% due 02/14/2017		5,400	6,992
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	3,700	7,598
BB&T Corp.
0.950% due 01/15/2020		$38,300	38,336
BBVA Banco Continental S.A.
2.250% due 07/29/2016		1,500	1,504
BBVA Bancomer S.A.
4.500% due 03/10/2016		20,250	20,959
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		15,400	15,815
Bear Stearns Cos. LLC
0.621% due 11/21/2016		14,120	14,092
6.400% due 10/02/2017		1,700	1,905
7.250% due 02/01/2018		800	923
BPCE S.A.
0.802% due 11/18/2016		4,500	4,505
0.862% due 06/23/2017		3,300	3,302
1.357% due 03/06/2017	GBP	18,400	28,870
1.625% due 02/10/2017		$15,600	15,656
Caterpillar Financial Services Corp.
2.250% due 12/01/2019		12,600	12,628
CIT Group, Inc.
4.250% due 08/15/2017		30,824	31,518
5.000% due 05/15/2017		15,467	16,086
Citigroup, Inc.
0.506% due 06/09/2016		3,100	3,071
0.764% due 05/31/2017	EUR	200	241
0.778% due 03/10/2017		$900	898
1.045% due 04/01/2016		22,389	22,474
1.194% due 07/25/2016		219,200	220,673
1.350% due 03/10/2017		26,100	25,992
1.352% due 11/30/2017	EUR	5,000	6,053
4.450% due 01/10/2017		$8,800	9,307
6.125% due 05/15/2018		2,300	2,605
Credit Agricole S.A.
1.031% due 04/15/2019		8,100	8,171
Credit Suisse
1.375% due 05/26/2017		10,500	10,479
Depfa ACS Bank
3.875% due 11/14/2016	EUR	10,350	13,373
4.375% due 01/15/2015		18,250	22,109
4.875% due 05/21/2019		18,000	26,014
Dominion Gas Holdings LLC
2.500% due 12/15/2019		$17,700	17,764
Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	820
1.570% due 02/14/2018		1,000,000	8,195
2.000% due 09/15/2015		$11,300	11,327
2.375% due 05/25/2016		72,700	73,052
5.500% due 05/25/2016		7,800	8,169
5.500% due 06/26/2017		43,042	46,027
Export-Import Bank of India
2.407% due 03/30/2016		1,500	1,515
FCE Bank PLC
1.875% due 05/12/2016	EUR	6,300	7,772
First Horizon National Corp.
5.375% due 12/15/2015		$15,600	16,157
Ford Motor Credit Co. LLC
1.162% due 11/04/2019		53,500	53,587
1.500% due 01/17/2017		4,546	4,524
2.750% due 05/15/2015		20,000	20,137
3.000% due 06/12/2017		29,000	29,774
3.984% due 06/15/2016		4,400	4,558
5.000% due 05/15/2018		14,811	16,105
5.625% due 09/15/2015		20,800	21,468
8.000% due 12/15/2016		41,285	46,260
12.000% due 05/15/2015		15,000	15,594
GATX Financial Corp.
5.800% due 03/01/2016		1,200	1,264
General Motors Financial Co., Inc.
2.750% due 05/15/2016		15,200	15,476
3.000% due 09/25/2017		37,800	38,274
GMAC International Finance BV
7.500% due 04/21/2015	EUR	6,835	8,405
Goldman Sachs Group, Inc.
5.375% due 03/15/2020		$5,000	5,607
6.000% due 06/15/2020		9,033	10,455
7.500% due 02/15/2019		4,200	5,000

Hana Bank
4.000% due 11/03/2016		4,500	4,713
Harley-Davidson Financial Services, Inc.
2.700% due 03/15/2017		3,200	3,283
HBOS PLC
0.935% due 09/06/2017		32,300	32,239
HCP, Inc.
6.300% due 09/15/2016		1,000	1,083
Hospitality Properties Trust
6.300% due 06/15/2016		7,500	7,838
HSBC Finance Corp.
0.664% due 06/01/2016		29,621	29,567
HSBC USA Capital Trust
8.380% due 05/15/2027		700	709
HSBC USA, Inc.
0.843% due 11/13/2019		69,300	69,380
2.375% due 11/13/2019		20,400	20,417
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		56,500	56,073
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		9,310	9,751
Industrial Bank of Korea
2.375% due 07/17/2017		13,800	14,012
3.750% due 09/29/2016		59,200	61,649
ING Bank NV
0.933% due 07/03/2017		29,700	29,618
International Lease Finance Corp.
4.875% due 04/01/2015		5,110	5,157
5.750% due 05/15/2016		20,530	21,338
6.750% due 09/01/2016		13,950	14,892
7.125% due 09/01/2018		200	225
8.625% due 09/15/2015		11,500	12,018
Intesa Sanpaolo SpA
2.375% due 01/13/2017		9,080	9,164
3.125% due 01/15/2016		200	203
IPIC GMTN Ltd.
4.875% due 05/14/2016	EUR	1,700	2,171
JPMorgan Chase & Co.
0.682% due 11/18/2016		$19,400	19,401
1.064% due 05/30/2017	GBP	35,100	54,083
3.150% due 07/05/2016		$4,400	4,525
3.450% due 03/01/2016		1,100	1,130
6.000% due 01/15/2018		21,285	23,824
6.300% due 04/23/2019		3,300	3,835
JPMorgan Chase Bank N.A.
0.571% due 06/13/2016		1,300	1,295
5.375% due 09/28/2016	GBP	9,800	16,299
6.000% due 10/01/2017		$11,000	12,217
Kookmin Bank
1.109% due 01/27/2017		71,010	71,517
1.375% due 01/15/2016		7,000	7,029
1.480% due 10/11/2016		1,000	1,012
Korea Development Bank
0.857% due 01/22/2017		10,768	10,796
3.250% due 03/09/2016		74,100	75,912
4.000% due 09/09/2016		10,000	10,451
4.375% due 08/10/2015		2,000	2,043
Korea Finance Corp.
3.250% due 09/20/2016		12,400	12,810
LeasePlan Corp. NV
2.500% due 05/16/2018		2,000	2,002
3.000% due 10/23/2017		7,025	7,201
Macquarie Group Ltd.
1.233% due 01/31/2017		2,640	2,666
Morgan Stanley
5.550% due 04/27/2017		200	217
6.625% due 04/01/2018		6,000	6,839
MUFG Union Bank N.A.
0.632% due 05/05/2017		67,500	67,460
1.005% due 09/26/2016		42,400	42,636
Murray Street Investment Trust
4.647% due 03/09/2017		15,912	16,803
National City Bank
0.591% due 12/15/2016		8,090	8,059
0.605% due 06/07/2017		7,950	7,917
Navient Corp.
3.808% due 09/15/2015		10,000	10,034
5.000% due 04/15/2015		31,217	31,529
6.000% due 01/25/2017		31,100	32,655
6.250% due 01/25/2016		74,307	77,465
8.450% due 06/15/2018		3,400	3,800
Nordea Bank AB
0.616% due 04/04/2017		17,800	17,830
Novo Banco S.A.
4.000% due 01/21/2019	EUR	1,000	1,177
5.875% due 11/09/2015		4,500	5,506

Pacific Life Global Funding
3.442% due 06/02/2018		$7,450	7,121
Preferred Term Securities Ltd.
0.793% due 03/24/2034		1,024	835
Pricoa Global Funding
1.350% due 08/18/2017		18,100	18,038
Prudential Covered Trust
2.997% due 09/30/2015		29,100	29,514
Qatari Diar Finance Co.
3.500% due 07/21/2015		65,300	65,953
QNB Finance Ltd.
3.125% due 11/16/2015		66,100	67,412
3.375% due 02/22/2017		8,000	8,250
RCI Banque S.A.
5.625% due 10/05/2015	EUR	7,800	9,806
Santander Issuances S.A.U.
5.911% due 06/20/2016		$1,600	1,671
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		68,910	68,393
Shinhan Bank
0.883% due 04/08/2017		68,275	68,481
SLM Student Loan Trust
0.632% due 12/15/2033	EUR	780	911
Springleaf Finance Corp.
5.400% due 12/01/2015		$3,550	3,648
5.750% due 09/15/2016		4,450	4,606
6.500% due 09/15/2017		5,000	5,263
6.900% due 12/15/2017		13,625	14,545
U.S. Bank N.A.
3.778% due 04/29/2020		23,000	23,208
UBS AG
5.875% due 07/15/2016		6,977	7,469
Vesey Street Investment Trust
4.404% due 09/01/2016		14,523	15,246
Wachovia Corp.
0.601% due 10/15/2016		38,570	38,431
WEA Finance LLC
1.750% due 09/15/2017		7,700	7,664
Wells Fargo & Co.
0.692% due 04/22/2019		7,000	6,995
Western Union Co.
1.231% due 08/21/2015		500	502

			3,275,791

INDUSTRIALS 8.1%
AbbVie, Inc.
1.750% due 11/06/2017		2,700	2,708
Actavis, Inc.
1.875% due 10/01/2017		7,730	7,706
Amgen, Inc.
0.613% due 05/22/2017		35,000	34,945
2.200% due 05/22/2019		8,610	8,579
2.500% due 11/15/2016		29,600	30,310
Anglo American Capital PLC
2.625% due 04/03/2017		1,600	1,620
Anheuser-Busch InBev Finance, Inc.
2.150% due 02/01/2019		3,200	3,216
Aviation Capital Group Corp.
3.875% due 09/27/2016		200	205
Barrick Gold Corp.
6.950% due 04/01/2019		1,950	2,223
Barry Callebaut Services NV
6.000% due 07/13/2017	EUR	1,250	1,685
Baxter International, Inc.
5.375% due 06/01/2018		$1,000	1,115
Becton Dickinson and Co.
0.691% due 06/15/2016		79,200	79,247
1.800% due 12/15/2017		15,300	15,369
2.675% due 12/15/2019		6,900	6,999
Bombardier, Inc.
4.250% due 01/15/2016		13,500	13,703
Boston Scientific Corp.
2.650% due 10/01/2018		1,000	1,002
5.125% due 01/12/2017		7,500	7,954
Canadian Natural Resources Ltd.
0.632% due 03/30/2016		12,000	11,982
1.750% due 01/15/2018		9,600	9,551
CNPC General Capital Ltd.
1.450% due 04/16/2016		39,500	39,449
Colorado Interstate Gas Co. LLC
5.950% due 03/15/2015		4,260	4,308
ConAgra Foods, Inc.
5.819% due 06/15/2017		1,190	1,304

COX Communications, Inc.
9.375% due 01/15/2019	3,406	4,290
CSX Corp.
7.900% due 05/01/2017	15,500	17,705
Daimler Finance North America LLC
0.588% due 03/10/2017	97,800	97,658
1.450% due 08/01/2016	6,760	6,793
2.375% due 08/01/2018	5,125	5,201
DISH DBS Corp.
7.125% due 02/01/2016	13,950	14,700
7.750% due 05/31/2015	3,133	3,223
ERAC USA Finance LLC
6.200% due 11/01/2016	1,100	1,198
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015	25,300	25,655
Freeport-McMoRan, Inc.
2.300% due 11/14/2017	11,400	11,422
Georgia-Pacific LLC
2.539% due 11/15/2019	34,900	34,928
Gilead Sciences, Inc.
2.350% due 02/01/2020	6,700	6,744
GTL Trade Finance, Inc.
7.250% due 10/20/2017	2,000	2,180
HCA, Inc.
6.375% due 01/15/2015	14,138	14,173
6.500% due 02/15/2016	2,850	2,982
Humana, Inc.
7.200% due 06/15/2018	8,800	10,288
Hyundai Capital America
1.875% due 08/09/2016	12,191	12,283
2.125% due 10/02/2017	420	422
Imperial Tobacco Finance PLC
2.050% due 02/11/2018	9,103	9,059
Kinder Morgan Energy Partners LP
2.650% due 02/01/2019	922	909
9.000% due 02/01/2019	3,825	4,641
Kinder Morgan, Inc.
2.000% due 12/01/2017	6,200	6,166
3.050% due 12/01/2019	21,005	20,862
5.150% due 03/01/2015	775	779
KLA-Tencor Corp.
2.375% due 11/01/2017	3,000	3,018
3.375% due 11/01/2019	1,100	1,122
Korea National Oil Corp.
4.000% due 10/27/2016	9,700	10,136
Lennar Corp.
5.600% due 05/31/2015	100	102
Louisiana-Pacific Corp.
7.500% due 06/01/2020	4,600	4,865
Masco Corp.
6.125% due 10/03/2016	400	426
McKesson Corp.
1.292% due 03/10/2017	3,900	3,883
Medtronic, Inc.
1.043% due 03/15/2020	45,000	45,009
1.375% due 04/01/2018	23,100	22,878
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	14,186	16,031
MGM Resorts International
6.625% due 07/15/2015	13,415	13,683
6.875% due 04/01/2016	2,908	3,039
7.500% due 06/01/2016	12,900	13,642
7.625% due 01/15/2017	5,375	5,805
10.000% due 11/01/2016	565	631
Motorola Solutions, Inc.
3.500% due 09/01/2021	2,000	2,003
Mylan, Inc.
2.550% due 03/28/2019	15,275	15,232
NBCUniversal Enterprise, Inc.
0.768% due 04/15/2016	1,600	1,603
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016	7,700	7,707
1.800% due 03/15/2018	1,800	1,791
1.950% due 09/12/2017	1,200	1,209
2.350% due 03/04/2019	3,475	3,491
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	2,299	2,460
Olin Corp.
6.750% due 06/15/2016	15,000	15,825
ONEOK Partners LP
2.000% due 10/01/2017	450	448
Pearson Dollar Finance PLC
6.250% due 05/06/2018	2,500	2,797
Petrobras International Finance Co. S.A.
3.500% due 02/06/2017	1,300	1,245
3.875% due 01/27/2016	10,900	10,723

Pioneer Natural Resources Co.
6.875% due 05/01/2018		5,224	5,853
Rock-Tenn Co.
4.450% due 03/01/2019		3,155	3,361
RPM International, Inc.
6.500% due 02/15/2018		1,600	1,789
SABIC Capital BV
3.000% due 11/02/2015		2,300	2,343
SABMiller Holdings, Inc.
2.200% due 08/01/2018		13,400	13,448
2.450% due 01/15/2017		3,300	3,369
SABMiller PLC
6.500% due 07/15/2018		1,950	2,228
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		59,600	60,728
Telefonica Emisiones S.A.U.
0.902% due 06/23/2017		45,000	44,970
3.192% due 04/27/2018		500	515
3.992% due 02/16/2016		2,000	2,058
5.375% due 02/02/2018	GBP	12,600	21,667
6.421% due 06/20/2016		$27,240	29,157
Thermo Fisher Scientific, Inc.
3.200% due 03/01/2016		4,550	4,661
Time Warner Cable, Inc.
5.850% due 05/01/2017		14,382	15,708
6.750% due 07/01/2018		1,300	1,492
8.250% due 04/01/2019		5,921	7,255
8.750% due 02/14/2019		2,413	2,990
UAL Pass-Through Trust
10.400% due 05/01/2018		542	604
UnitedHealth Group, Inc.
1.400% due 12/15/2017		7,600	7,599
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		600	66
Volkswagen Group of America Finance LLC
0.672% due 11/20/2017		33,300	33,275
2.450% due 11/20/2019		19,500	19,649
Volkswagen International Finance NV
2.125% due 11/20/2018		8,700	8,691
VW Credit, Inc.
0.675% due 06/26/2017		50,000	49,939
Walgreens Boots Alliance, Inc.
0.682% due 05/18/2016		37,500	37,512
1.750% due 11/17/2017		13,500	13,544
Whirlpool Corp.
1.650% due 11/01/2017		9,000	8,977

			1,213,693

UTILITIES 4.7%
AT&T, Inc.
0.677% due 03/30/2017		75,400	75,408
2.950% due 05/15/2016		26,177	26,853
BP Capital Markets PLC
4.750% due 03/10/2019		3,300	3,613
Consumers Energy Co.
6.700% due 09/15/2019		2,700	3,222
Dayton Power & Light Co.
1.875% due 09/15/2016		11,400	11,534
DTE Energy Co.
2.400% due 12/01/2019		14,400	14,419
Electricite de France S.A.
6.500% due 01/26/2019		800	937
Gazprom OAO Via Gaz Capital S.A.
4.300% due 11/12/2015		33,000	32,237
5.092% due 11/29/2015		600	590
KT Corp.
1.750% due 04/22/2017		40,100	40,040
Petrobras Global Finance BV
1.852% due 05/20/2016		87,500	83,807
2.603% due 03/17/2017		4,050	3,749
3.250% due 03/17/2017		1,300	1,229
Plains All American Pipeline LP
8.750% due 05/01/2019		5,446	6,787
PPL Energy Supply LLC
6.200% due 05/15/2016		5,145	5,350
Qtel International Finance Ltd.
3.375% due 10/14/2016		21,600	22,218
Qwest Corp.
7.200% due 11/10/2026		5,550	5,583
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016		4,794	5,004
Sprint Communications, Inc.
8.375% due 08/15/2017		13,200	14,289
9.125% due 03/01/2017		7,107	7,835

TECO Finance, Inc.
6.750% due 05/01/2015	6,000	6,113
Verizon Communications, Inc.
0.636% due 06/09/2017	151,907	151,699
1.771% due 09/15/2016	7,650	7,792
1.991% due 09/14/2018	72,182	75,155
2.500% due 09/15/2016	93,535	95,674

		701,137

Total Corporate Bonds & Notes (Cost $5,187,486)		5,190,621

MUNICIPAL BONDS & NOTES 0.4%
ILLINOIS 0.0%
Illinois State General Obligation Notes, Series 2010
4.421% due 01/01/2015	2,235	2,235

MINNESOTA 0.1%
Tobacco Securitization Authority, Minnesota Revenue Notes, Series 2011
3.093% due 03/01/2015	7,000	7,025

NEW JERSEY 0.3%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	1,195	693
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016	44,990	44,909

		45,602

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.335% due 04/01/2040	4,136	4,185

Total Municipal Bonds & Notes (Cost $59,453)		59,047

U.S. GOVERNMENT AGENCIES 6.3%
Fannie Mae
0.230% due 12/25/2036	1,875	1,834
0.290% due 06/25/2034	485	477
0.370% due 10/27/2037	107,500	105,958
0.470% due 03/25/2037	3,619	3,630
0.520% due 03/25/2037 - 03/25/2044	6,726	6,755
0.530% due 03/25/2037	330	331
0.550% due 07/25/2037	4,890	4,916
0.570% due 06/25/2032 - 09/25/2035	498	501
0.640% due 07/25/2037 - 12/25/2040	6,457	6,486
0.670% due 05/25/2039 - 09/25/2041	76,236	76,876
0.770% due 04/25/2022	3	3
0.820% due 12/25/2037	4,517	4,592
0.870% due 10/25/2037	13,006	13,225
0.886% due 11/01/2021	4,316	4,353
0.920% due 03/25/2038 - 01/25/2040	3,424	3,479
1.000% due 01/25/2043	6,729	6,532
1.020% due 02/25/2040	3,791	3,871
1.315% due 07/01/2042 - 07/01/2044	1,043	1,066
1.345% due 03/01/2035	453	483
1.365% due 09/01/2041	83	87
1.375% due 01/01/2021	7	7
1.515% due 10/01/2030 - 11/01/2039	851	891
1.620% due 11/01/2017	3	3
1.777% due 10/01/2034	1,430	1,506
1.781% due 03/01/2035	4,415	4,662
1.847% due 11/01/2034	416	440
1.874% due 07/01/2017	6	6
1.910% due 06/01/2017 - 08/01/2017	3	3
1.917% due 07/01/2018	3	3
1.971% due 05/01/2035	809	845
1.998% due 11/01/2017	7	7
2.000% due 07/01/2017	6	6
2.014% due 09/01/2035	121	130
2.039% due 01/01/2035	2,870	3,059
2.085% due 07/01/2035	2,688	2,867
2.125% due 08/01/2035	3,099	3,305
2.131% due 05/01/2035	2,201	2,367
2.140% due 09/01/2035	2,725	2,925
2.187% due 07/01/2035	2,116	2,256
2.220% due 10/01/2035	2,792	2,989
2.221% due 11/01/2027	18	19
2.236% due 04/01/2034	461	485
2.254% due 08/01/2029	331	350
2.256% due 08/01/2035	875	937
2.258% due 06/01/2035	730	774
2.275% due 06/01/2022	2	2

2.277% due 12/01/2033	195	206
2.300% due 03/01/2035	776	827
2.319% due 03/01/2024	107	112
2.339% due 10/01/2024	94	96
2.377% due 09/01/2032	785	843
2.383% due 02/01/2028	74	76
2.389% due 04/01/2024	34	35
2.474% due 01/01/2024	61	62
2.500% due 05/25/2028 (a)	30,882	2,937
2.607% due 06/01/2035	500	537
2.687% due 07/25/2017	79	79
2.893% due 12/01/2017	5	5
3.000% due 08/25/2042	1,868	1,833
4.250% due 05/25/2033	1,348	1,414
4.371% due 02/01/2028 - 12/01/2036	93	99
4.478% due 09/01/2034	72	77
4.500% due 08/01/2018 - 01/01/2027	4,464	4,753
4.503% due 01/01/2028	18	20
4.874% due 04/01/2018	116	118
5.000% due 12/25/2017 - 02/01/2045	15,975	17,572
5.390% due 11/01/2035	33	35
5.500% due 10/01/2017 - 01/01/2045	68,312	76,334
5.854% due 12/25/2042	1,962	2,230
5.881% due 10/25/2042 (a)	64,061	13,450
5.981% due 11/25/2042 (a)	84,924	16,030
6.000% due 05/01/2016 - 04/01/2039	64,350	71,728
6.331% due 02/25/2037 (a)	24,416	3,721
6.481% due 01/25/2042 (a)	6,268	1,041
6.500% due 07/25/2023 - 03/01/2038	6,672	7,653
7.000% due 04/01/2034	43	51
7.578% due 01/25/2043	6,491	6,848
8.000% due 11/25/2023 - 11/01/2031	930	1,125
8.500% due 04/01/2025	65	75
8.800% due 01/25/2019	22	24
9.000% due 03/25/2021 - 04/25/2021	80	89
9.250% due 10/25/2018	1	1
9.500% due 03/25/2020 - 11/01/2025	244	282
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	26,710	27,498
Federal Housing Administration
7.430% due 10/01/2020 - 10/01/2023	121	119
Freddie Mac
0.430% due 08/25/2031	1,870	1,830
0.450% due 09/25/2031	3,213	3,012
0.491% due 02/15/2037	214	215
0.501% due 02/15/2037	190	191
0.561% due 06/15/2018	442	443
0.611% due 11/15/2030 - 12/15/2031	91	92
1.011% due 12/15/2039	48	49
1.016% due 01/15/2038	9,139	9,330
1.111% due 10/15/2020	12	12
1.161% due 03/15/2021	9	9
1.375% due 11/25/2019 (a)	196,056	11,363
1.515% due 07/25/2044	550	554
1.625% due 01/01/2017 - 03/01/2017	5	5
2.000% due 11/15/2026	138,580	139,702
2.006% due 02/01/2020	33	33
2.125% due 10/01/2035	3,644	3,875
2.200% due 10/01/2027	15	15
2.250% due 11/01/2022 - 08/01/2035	11,003	11,733
2.251% due 04/01/2035	373	375
2.280% due 07/01/2035	38	41
2.309% due 04/01/2035	1,898	2,015
2.321% due 06/01/2024	22	23
2.350% due 03/01/2035	283	294
2.363% due 03/01/2035	1,180	1,259
2.365% due 10/01/2023 - 11/01/2023	49	51
2.375% due 02/01/2023	1	1
2.379% due 05/01/2037	97	104
2.381% due 12/01/2022	19	20
2.453% due 09/01/2023	6	6
2.482% due 07/01/2027	40	43
2.552% due 01/01/2024	15	15
2.582% due 04/01/2035	821	872
2.761% due 02/01/2037	69	75
2.893% due 08/15/2032	190	199
3.000% due 03/15/2027 - 05/15/2027 (a)	56,642	5,857
3.000% due 06/15/2036 - 03/15/2041	8,574	8,719
3.237% due 05/15/2040 (a)	25,936	26,104
4.000% due 01/15/2024 (a)	596	67
4.500% due 09/15/2018	4	4
5.000% due 01/01/2026 - 07/01/2041	1,107	1,233
5.500% due 07/01/2015 - 07/15/2034	1,468	1,601
6.000% due 02/01/2016 - 07/15/2029	658	685
6.309% due 07/15/2036 (a)	4,231	722
6.500% due 02/01/2022 - 07/25/2043	21,108	24,420

6.989% due 08/15/2036 (a)		13,240	2,038
7.000% due 01/01/2030 - 04/01/2032		26	31
7.500% due 07/15/2030		166	191
8.000% due 04/15/2021 - 12/01/2024		71	75
8.500% due 06/01/2022 - 11/01/2025		223	253
9.000% due 12/15/2020 - 08/01/2022		71	80
9.500% due 08/01/2016 - 09/01/2021		27	30
10.000% due 11/01/2016 - 05/15/2020		7	8
Freddie Mac Strips
5.789% due 08/15/2043 (a)		93,433	17,983
5.809% due 08/15/2043 (a)		93,433	18,064
9.423% due 08/15/2044		33,614	37,976
Ginnie Mae
0.711% due 12/16/2025		48	49
1.625% due 03/20/2017 - 07/20/2034		7,139	7,385
1.932% due 02/20/2041		16,127	16,232
2.000% due 09/20/2024 - 07/20/2030		723	754
2.500% due 11/20/2026		5	5
3.000% due 04/20/2016		1	1
4.000% due 03/20/2019		7	7
5.000% due 06/20/2032		8	8
5.500% due 10/17/2022		14	15
7.000% due 04/15/2026 - 06/15/2027		2	3
Small Business Administration
4.310% due 04/01/2029		17,169	18,676
5.110% due 04/01/2025		258	281
5.640% due 04/01/2026		6,821	7,530
Vendee Mortgage Trust
6.500% due 05/15/2029		18,187	20,703

Total U.S. Government Agencies (Cost $930,156)			941,980

U.S. TREASURY OBLIGATIONS 12.5%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (g)(i)		1,078,805	1,075,434
0.125% due 04/15/2019		126,459	125,239
0.625% due 07/15/2021		192,776	195,622
1.125% due 01/15/2021 (i)		104,307	108,597
1.250% due 07/15/2020		122,372	128,672
1.375% due 01/15/2020 (i)(k)		43,041	45,240
2.375% due 01/15/2017 (i)(k)		176,606	185,381
2.375% due 01/15/2025 (k)		713	839

Total U.S. Treasury Obligations (Cost $1,928,944)			1,865,024

MORTGAGE-BACKED SECURITIES 14.0%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031		5,452	5,607
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		486	503
Aggregator of Loans Backed by Assets
2.809% due 12/16/2042	GBP	14,707	23,280
American Home Mortgage Assets Trust
0.380% due 10/25/2046		$17,451	11,856
0.710% due 11/25/2035		2,407	2,120
American Home Mortgage Investment Trust
0.460% due 02/25/2045		3,965	3,946
1.832% due 09/25/2045		183	177
2.332% due 02/25/2045		40,888	40,844
Arran Residential Mortgages Funding PLC
1.478% due 05/16/2047	EUR	365	445
Banc of America Alternative Loan Trust
5.500% due 07/25/2033		$6,165	6,285
5.500% due 10/25/2033		13,879	14,364
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045		5,400	5,658
5.547% due 06/10/2049		3,400	3,652
5.561% due 04/10/2049		29,070	31,148
5.617% due 07/10/2046		16,762	17,756
Banc of America Funding Trust
0.405% due 05/20/2035		4,636	4,316
0.450% due 07/25/2037		15,413	13,490
2.634% due 05/25/2035		627	640
2.640% due 02/20/2036		2,805	2,791
5.500% due 09/25/2035		2,746	2,845
Banc of America Mortgage Trust
2.691% due 09/25/2035 ^		10,041	9,303
2.720% due 02/25/2035		512	505
2.730% due 05/25/2033		110	111
6.500% due 10/25/2031		739	781
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.252% due 07/10/2043		9,423	9,532
BCAP LLC Trust
0.329% due 03/26/2037		3,193	3,131
0.339% due 09/26/2035		6,878	6,807

0.420% due 07/26/2035		4,166	4,122
0.670% due 05/26/2035		3,175	2,938
0.953% due 11/26/2046		5,286	5,111
BCRR Trust
5.858% due 07/17/2040		1,450	1,573
Bear Stearns Adjustable Rate Mortgage Trust
2.290% due 08/25/2035		312	314
2.354% due 02/25/2033		89	86
2.486% due 08/25/2033		1,962	1,966
2.504% due 04/25/2033		2,148	2,190
2.509% due 01/25/2035		1,866	1,812
2.515% due 03/25/2035		506	512
2.522% due 01/25/2035		9	8
2.546% due 08/25/2035		37,690	33,249
2.580% due 03/25/2035		1,051	1,064
2.581% due 10/25/2036 ^		2,317	2,014
2.583% due 08/25/2033		514	514
2.668% due 02/25/2033		408	387
2.674% due 08/25/2035 ^		5,779	5,081
2.732% due 01/25/2034		30	31
2.747% due 11/25/2030		28	26
4.781% due 03/25/2035		269	264
Bear Stearns ALT-A Trust
2.454% due 04/25/2035		13,223	12,807
2.521% due 09/25/2034		1,114	1,089
2.554% due 05/25/2035		1,623	1,567
2.612% due 09/25/2035		4,641	3,992
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		1,302	1,392
Bear Stearns Structured Products, Inc.
2.591% due 01/26/2036		9,270	7,370
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.450% due 01/25/2035		1,324	1,174
Citigroup Commercial Mortgage Trust
6.142% due 12/10/2049		7,812	8,569
Citigroup Mortgage Loan Trust, Inc.
0.319% due 10/25/2046		4,800	4,596
2.230% due 09/25/2035		91	91
2.622% due 03/25/2034		1,560	1,549
2.626% due 03/25/2036		13,149	12,688
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		178,263	187,845
5.300% due 01/15/2046		39,599	40,915
Claris RMBS SRL
1.229% due 12/28/2061	EUR	2,257	2,773
Countrywide Alternative Loan Trust
0.350% due 05/25/2047		$7,505	6,268
0.450% due 02/25/2037		9,182	7,255
0.570% due 06/25/2036 ^		1,038	685
Countrywide Home Loan Mortgage Pass-Through Trust
0.460% due 04/25/2035		2,495	2,223
2.330% due 02/20/2036		16,695	14,322
5.000% due 08/25/2019		399	408
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		40,551	43,081
5.383% due 02/15/2040		3,659	3,883
5.448% due 01/15/2049		122	121
5.669% due 03/15/2039		157,529	164,142
5.806% due 06/15/2038		20,144	21,176
5.970% due 02/15/2041		10,263	11,265
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032		778	723
2.328% due 04/25/2034		10,589	10,633
2.548% due 10/25/2033		162	158
4.837% due 06/25/2032		55	54
Credit Suisse Mortgage Capital Certificates
0.392% due 02/27/2036		11,276	10,688
2.482% due 02/26/2036		4,545	4,388
2.585% due 09/26/2047		6,531	6,465
2.681% due 05/26/2036		2,805	2,839
2.887% due 08/28/2036		2,979	2,877
5.342% due 12/15/2043		200	212
DBRR Trust
0.853% due 02/25/2045		10,101	10,097
DLJ Acceptance Trust
11.000% due 08/01/2019		16	18
EMF-NL BV
1.081% due 07/17/2041	EUR	7,300	7,972
EMF-NL Prime BV
0.931% due 04/17/2041		3,000	2,982
Eurosail PLC
0.717% due 12/10/2044	GBP	1,032	1,553
0.720% due 03/13/2045		2,471	3,700
1.260% due 09/13/2045		12,905	19,958
Extended Stay America Trust
2.958% due 12/05/2031		$3,600	3,655

First Horizon Alternative Mortgage Securities Trust
2.218% due 09/25/2034		543	532
2.240% due 09/25/2035		1,233	1,086
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		4,826	5,050
First Horizon Mortgage Pass-Through Trust
2.572% due 02/25/2035		493	494
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		73,464	78,961
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		12	12
Granite Master Issuer PLC
0.205% due 12/20/2054	EUR	4,657	5,599
0.225% due 12/20/2054		16,436	19,766
0.305% due 12/20/2054		$30,381	30,139
0.342% due 12/17/2054		2,042	2,027
0.365% due 12/20/2054		26,078	25,868
0.425% due 12/20/2054		4,261	4,233
0.505% due 12/20/2054		5,000	4,910
0.723% due 12/17/2054	GBP	1,497	2,317
0.724% due 12/20/2054		2,641	4,090
0.824% due 12/20/2054		22,366	34,655
Granite Mortgages PLC
0.940% due 09/20/2044		557	867
Great Hall Mortgages PLC
0.212% due 03/18/2039	EUR	1,729	2,004
0.373% due 06/18/2039		$17,025	16,185
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037		95,978	97,062
5.444% due 03/10/2039		7,400	7,900
5.819% due 07/10/2038		20,288	21,293
GSR Mortgage Loan Trust
2.599% due 12/25/2034		183	179
2.655% due 07/25/2035		1,955	1,759
2.655% due 09/25/2035		29,639	29,990
2.669% due 09/25/2035		2,021	2,034
2.687% due 09/25/2035		270	272
6.000% due 03/25/2032		80	83
HarborView Mortgage Loan Trust
2.602% due 07/19/2035		6,396	5,831
Hercules Eclipse PLC
0.797% due 10/25/2018	GBP	38,836	59,824
IndyMac Mortgage Loan Trust
0.365% due 05/25/2046		$3,323	2,844
Infinity Classico
0.268% due 02/15/2024	EUR	6,650	7,884
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		$82,066	85,933
5.397% due 05/15/2045		26,602	28,003
5.420% due 01/15/2049		2,152	2,300
5.637% due 03/18/2051		26,778	28,198
5.787% due 06/15/2049		18,945	20,370
5.794% due 02/12/2051		9,000	9,766
JPMorgan Commercial Mortgage-Backed Securities Trust
5.637% due 03/18/2051		23,895	25,848
JPMorgan Mortgage Trust
2.485% due 07/25/2035		373	372
2.489% due 07/25/2035		632	637
2.527% due 08/25/2035 ^		10,407	10,209
2.608% due 04/25/2037 ^		1,142	915
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		16,040	16,966
5.424% due 02/15/2040		8,742	9,368
5.641% due 03/15/2039		25,933	27,003
5.866% due 09/15/2045		4,851	5,337
Leek Finance PLC
0.507% due 09/21/2038		4,316	4,488
MASTR Adjustable Rate Mortgages Trust
2.639% due 11/21/2034		517	528
MASTR Alternative Loan Trust
4.500% due 11/25/2018		1,452	1,458
MASTR Asset Securitization Trust
5.500% due 09/25/2033		2,968	3,099
Merrill Lynch Mortgage Investors Trust
0.420% due 11/25/2035		909	864
Merrill Lynch Mortgage Trust
5.835% due 06/12/2050		1,059	1,110
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	10,104
Morgan Stanley Capital Trust
5.412% due 03/12/2044		23,484	24,086
Morgan Stanley Mortgage Loan Trust
0.430% due 04/25/2035		13,388	12,469
0.440% due 11/25/2035		2,292	2,281
0.490% due 01/25/2035		1,659	1,589
2.345% due 08/25/2034		965	909
5.500% due 11/25/2035		5,193	5,296

Morgan Stanley Re-REMIC Trust
5.796% due 08/15/2045		9,676	10,386
MortgageIT Trust
0.810% due 02/25/2035		1,844	1,806
Newgate Funding PLC
0.682% due 12/15/2050	EUR	2,422	2,830
Opteum Mortgage Acceptance Corp. Trust
0.580% due 11/25/2035		$40,394	39,738
Prime Mortgage Trust
0.570% due 02/25/2019		10	10
0.570% due 02/25/2034		1,320	1,248
Resecuritization Mortgage Trust
0.420% due 04/26/2021		19	18
Residential Funding Mortgage Securities, Inc. Trust
5.250% due 01/25/2036		179	166
Royal Bank of Scotland Capital Funding Trust
5.331% due 02/16/2044		5,000	5,252
Silverstone Master Issuer PLC
1.781% due 01/21/2055		10,000	10,041
Structured Adjustable Rate Mortgage Loan Trust
2.573% due 02/25/2034		123	123
Structured Asset Mortgage Investments Trust
0.300% due 03/25/2037		180	138
0.450% due 02/25/2036		4,026	3,257
0.824% due 09/19/2032		2,285	2,234
0.824% due 10/19/2034		353	335
8.038% due 06/25/2029		195	203
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.217% due 01/25/2032		59	57
2.345% due 06/25/2033		252	244
5.250% due 09/25/2034		2,406	2,436
Suntrust Adjustable Rate Mortgage Loan Trust
2.620% due 01/25/2037 ^		4,443	4,256
Thornburg Mortgage Securities Trust
2.076% due 12/25/2045		10,553	10,273
2.119% due 10/25/2045		16,412	16,122
Vulcan European Loan Conduit Ltd.
0.358% due 05/15/2017	EUR	4,553	5,438
Wachovia Bank Commercial Mortgage Trust
0.241% due 06/15/2020		$4,591	4,581
5.421% due 04/15/2047		1,482	1,482
5.509% due 04/15/2047		6,200	6,542
5.572% due 10/15/2048		14,479	15,313
5.711% due 06/15/2049		264	265
5.749% due 07/15/2045		13,217	14,015
WaMu Commercial Mortgage Securities Trust
5.362% due 03/23/2045		18,023	18,475
WaMu Mortgage Pass-Through Certificates Trust
0.430% due 11/25/2045		2,102	1,944
0.440% due 12/25/2045		6,560	6,108
0.460% due 10/25/2045		160	148
0.480% due 01/25/2045		187	174
0.843% due 01/25/2047		5,408	4,922
0.910% due 11/25/2034		7,091	6,836
1.113% due 08/25/2046		134	114
1.313% due 11/25/2042		863	841
1.513% due 06/25/2042		1,573	1,525
1.513% due 08/25/2042		1,210	1,118
1.913% due 01/25/2047		3,675	3,336
1.921% due 02/27/2034		69	68
2.163% due 09/25/2046		117	107
2.366% due 01/25/2036		498	479
2.419% due 03/25/2034		1,499	1,505
6.000% due 06/25/2034		2,109	2,235
Washington Mutual Mortgage Pass-Through Certificates Trust
2.026% due 02/25/2033		125	119
2.225% due 02/25/2033		107	106
Wells Fargo Commercial Mortgage Trust
2.101% due 10/15/2045 (a)		87,198	9,249
Wells Fargo Mortgage-Backed Securities Trust
2.600% due 04/25/2036 ^		2,023	1,986
2.601% due 04/25/2036		342	332
2.607% due 07/25/2036 ^		10,499	10,179
2.611% due 02/25/2035		743	749
2.612% due 03/25/2036		13,455	13,380
2.613% due 03/25/2035		555	564
2.615% due 12/25/2033		745	745
2.615% due 06/25/2034		18,297	18,466
2.615% due 12/25/2034		27,967	28,186
2.615% due 01/25/2035		3,045	3,040
2.621% due 06/25/2035		44,518	44,990

Wells Fargo-RBS Commercial Mortgage Trust
1.603% due 03/15/2044 (a)		195,235	10,651

Total Mortgage-Backed Securities (Cost $2,106,332)			2,104,115

ASSET-BACKED SECURITIES 7.2%
Academic Loan Funding Trust
0.970% due 12/27/2022		1,583	1,593
Access Group, Inc.
1.534% due 10/27/2025		5,100	5,119
Accredited Mortgage Loan Trust
0.300% due 02/25/2037		6,191	5,919
0.400% due 09/25/2035		186	186
0.505% due 04/25/2035		6,401	6,352
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
0.620% due 10/25/2035		6,500	5,878
ALM Ltd.
1.468% due 07/18/2022		10,353	10,358
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.630% due 07/25/2035		6,900	6,626
0.670% due 09/25/2035		7,300	6,568
0.760% due 11/25/2034		3,671	3,669
1.505% due 02/25/2033		2,227	2,122
Amortizing Residential Collateral Trust
0.750% due 07/25/2032		744	692
Ares European CLO BV
0.509% due 08/15/2024	EUR	6,776	8,128
Asset-Backed Funding Certificates Trust
0.390% due 05/25/2037		$2,177	2,098
Asset-Backed Securities Corp. Home Equity Loan Trust
0.400% due 05/25/2037		27,203	18,086
0.681% due 06/15/2031		4	4
Atrium CDO Corp.
0.482% due 07/20/2020		7,348	7,284
1.332% due 11/16/2022		4,150	4,155
Bear Stearns Asset-Backed Securities Trust
0.655% due 06/25/2035		4,057	4,008
1.170% due 10/25/2037		17,000	15,971
1.170% due 11/25/2042		699	669
1.970% due 03/25/2043		4,355	4,211
BlueMountain CLO Ltd.
0.602% due 11/15/2017		8,329	8,326
0.702% due 11/15/2017		1,400	1,401
Cadogan Square CLO BV
0.532% due 08/12/2022	EUR	3,870	4,646
0.536% due 01/17/2023		25,509	30,503
Carlyle High Yield Partners Ltd.
0.456% due 04/19/2022		$10,196	10,051
Carrington Mortgage Loan Trust
0.270% due 06/25/2037		105	104
Cavalry CLO Ltd.
1.528% due 01/16/2024		79,500	79,500
Centex Home Equity Loan Trust
0.790% due 09/25/2034		3,259	2,926
Central Park CLO Ltd.
1.431% due 07/23/2022		7,000	6,997
Cornerstone CLO Ltd.
0.451% due 07/15/2021		27,958	27,751
Countrywide Asset-Backed Certificates
0.350% due 09/25/2036		255	250
0.495% due 04/25/2036		7,900	7,265
0.775% due 08/25/2035		3,700	3,452
0.890% due 07/25/2034		5,300	5,026
0.920% due 03/25/2034		2,502	2,404
Countrywide Asset-Backed Certificates Trust
0.415% due 05/25/2036		496	496
0.635% due 10/25/2035		3,889	3,865
Credit Suisse First Boston Mortgage Securities Corp.
0.855% due 07/25/2032		12	10
Duane Street CLO Ltd.
0.463% due 11/14/2021		6,943	6,895
0.480% due 01/11/2021		1,965	1,952
Eagle Ltd.
2.570% due 12/15/2039		15,000	14,982
Educational Services of America, Inc.
1.320% due 09/25/2040		27,481	27,778
Elm CLO Ltd.
1.635% due 01/17/2023		58,000	58,000
EquiFirst Mortgage Loan Trust
0.650% due 01/25/2034		532	507
First Franklin Mortgage Loan Asset-Backed Certificates
0.995% due 05/25/2034		4,112	3,803
First Franklin Mortgage Loan Trust
0.620% due 06/25/2036		2,883	2,624
0.650% due 05/25/2035		2,800	2,601

First NLC Trust
0.875% due 12/25/2035		6,109	5,855
Flagship CLO
0.477% due 09/20/2019		2,288	2,279
Four Corners CLO Ltd.
0.525% due 01/26/2020		19,248	19,161
Franklin CLO Ltd.
0.501% due 06/15/2018		19,137	19,040
Fraser Sullivan CLO Ltd.
0.547% due 12/20/2020		500	497
Fremont Home Loan Trust
0.230% due 01/25/2037		287	146
0.650% due 07/25/2035		2,737	2,747
Galaxy CLO Ltd.
1.522% due 08/20/2022		10,600	10,569
Goldentree Loan Opportunities Ltd.
0.926% due 10/18/2021		11,056	11,042
Gresham Capital CLO BV
0.534% due 07/18/2023	EUR	2,546	3,080
GSAMP Trust
0.240% due 12/25/2036		$2,336	1,210
1.025% due 11/25/2034		4,199	3,892
Highbridge Loan Management Ltd.
1.497% due 09/20/2022		50,300	50,357
Home Equity Asset Trust
0.450% due 08/25/2036		21,100	17,995
HSBC Home Equity Loan Trust
0.315% due 03/20/2036		613	610
0.645% due 03/20/2036		11,000	10,411
HSI Asset Securitization Corp. Trust
0.220% due 10/25/2036		59	33
Hyde Park CDO BV
0.429% due 06/14/2022	EUR	1,647	1,977
Hyundai Capital Auto Funding Ltd.
1.162% due 09/20/2016		$849	849
ING Investment Management CLO Ltd.
0.479% due 12/13/2020		9,406	9,335
Inwood Park CDO Ltd.
0.456% due 01/20/2021		22,975	22,894
Jersey Street CLO Ltd.
0.481% due 10/20/2018		112	112
JPMorgan Mortgage Acquisition Corp.
0.350% due 02/25/2036		9,121	8,767
Jubilee CDO BV
0.532% due 08/21/2021	EUR	6,400	7,700
Landmark CDO Ltd.
0.506% due 07/15/2018		$211	211
Limerock CLO
0.443% due 04/24/2023		3,231	3,201
Lockwood Grove CLO Ltd.
1.603% due 01/25/2024		43,500	43,500
Long Beach Mortgage Loan Trust
0.730% due 10/25/2034		597	560
0.995% due 06/25/2035		2,223	2,211
Madison Park Funding Ltd.
1.491% due 06/15/2022		7,659	7,654
Massachusetts Educational Financing Authority
1.184% due 04/25/2038		8,246	8,312
Mercator CLO PLC
0.314% due 02/18/2024	EUR	10,211	12,192
Merrill Lynch Mortgage Investors Trust
0.370% due 08/25/2036		$5,612	5,542
0.460% due 08/25/2036		8,200	7,820
0.480% due 08/25/2036		5,000	4,521
0.480% due 12/25/2036		2,000	1,849
Mid-State Trust
4.864% due 07/15/2038		333	356
Morgan Stanley ABS Capital, Inc. Trust
0.875% due 12/25/2034		3,164	3,059
Morgan Stanley IXIS Real Estate Capital Trust
0.220% due 11/25/2036		22	11
MT Wilson CLO Ltd.
0.460% due 07/11/2020		2,991	2,986
Nautique Funding Ltd.
0.481% due 04/15/2020		6,590	6,531
New Century Home Equity Loan Trust
0.450% due 10/25/2035		3,662	3,623
0.500% due 02/25/2036		16,000	14,483
0.890% due 03/25/2035		8,270	7,279
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.660% due 05/25/2035		5,535	5,176
NovaStar Mortgage Funding Trust
0.540% due 01/25/2036		2,214	2,182
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.450% due 12/25/2035		10,139	9,080

Option One Mortgage Loan Trust
0.660% due 08/25/2035		2,800	2,342
Panhandle-Plains Higher Education Authority, Inc.
1.385% due 10/01/2035		155	158
Panther CDO BV
0.455% due 03/20/2084	EUR	12,053	13,710
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.470% due 08/25/2035		$8,697	8,681
0.730% due 01/25/2036		2,100	1,982
RAAC Trust
0.650% due 03/25/2037		9,630	9,325
0.870% due 03/25/2034		753	723
Renaissance Home Equity Loan Trust
0.790% due 03/25/2034		2,545	2,477
0.870% due 08/25/2032		40	37
Residential Asset Securities Corp. Trust
0.570% due 12/25/2035		4,200	3,835
0.610% due 01/25/2036		5,500	5,128
0.620% due 09/25/2035		10,948	10,650
0.630% due 06/25/2031		54	51
0.965% due 01/25/2035		1,384	1,308
0.980% due 07/25/2034		2,978	2,672
4.470% due 03/25/2032		179	182
Saxon Asset Securities Trust
0.490% due 09/25/2047		7,400	6,154
0.950% due 03/25/2035		5,307	4,855
Securitized Asset-Backed Receivables LLC Trust
0.230% due 12/25/2036 ^		3,908	1,444
0.300% due 05/25/2037 ^		896	653
SLC Student Loan Trust
0.312% due 11/15/2021		2,588	2,587
SLM Private Credit Student Loan Trust
0.421% due 03/15/2024		17,061	16,915
0.431% due 12/15/2023		8,547	8,478
SLM Private Education Loan Trust
0.911% due 10/16/2023		18,798	18,856
1.211% due 06/15/2023		22,900	22,999
1.261% due 12/15/2021		5,908	5,927
SLM Student Loan Trust
0.342% due 12/15/2023	EUR	1,296	1,541
0.352% due 09/15/2021		549	664
0.352% due 06/17/2024		742	882
0.364% due 01/25/2019		$4,690	4,686
0.384% due 01/25/2021		11	11
0.404% due 04/27/2020		6,480	6,472
0.734% due 10/25/2017		2,951	2,954
1.441% due 12/15/2033		624	619
1.734% due 04/25/2023		6,836	7,028
Soundview Home Loan Trust
0.230% due 11/25/2036		1,664	648
South Carolina Student Loan Corp.
0.784% due 03/01/2018		23	23
0.984% due 03/02/2020		900	903
1.234% due 09/03/2024		3,500	3,537
Stone Tower CLO Ltd.
0.458% due 04/17/2021		16,363	16,153
Structured Asset Investment Loan Trust
0.860% due 06/25/2035		3,200	3,098
0.875% due 03/25/2034		7,232	6,730
0.890% due 02/25/2035		6,500	6,206
1.070% due 09/25/2034		1,707	1,641
1.145% due 10/25/2033		13,726	13,182
Structured Asset Securities Corp.
0.770% due 02/25/2035		464	463
0.830% due 02/25/2035		1,341	1,246
Structured Asset Securities Corp. Mortgage Loan Trust
0.620% due 11/25/2035		5,000	4,481
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.930% due 01/25/2035		90	92
Symphony CLO Ltd.
1.529% due 04/16/2022		8,100	8,079
Venture CDO Ltd.
0.452% due 07/22/2021		3,275	3,230
0.461% due 01/20/2022		20,897	20,726
Wells Fargo Home Equity Asset-Backed Securities Trust
0.710% due 09/25/2035		2,900	2,758
Wood Street CLO BV
0.431% due 11/22/2021	EUR	7,843	9,431

Total Asset-Backed Securities (Cost $1,057,442)			1,076,321

SOVEREIGN ISSUES 13.8%
Autonomous Community of Catalonia
2.750% due 03/24/2016	CHF	9,200	9,378
3.875% due 04/07/2015	EUR	16,800	20,443
4.750% due 06/04/2018		3,100	4,054

Autonomous Community of Valencia
3.250% due 07/06/2015		3,800	4,651
4.375% due 07/16/2015		14,225	17,557
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	412,000	146,261
0.000% due 10/01/2015		1,999,800	687,259
0.000% due 01/01/2017		144,000	42,494
Export-Import Bank of Korea
0.833% due 05/12/2017		$4,770	4,770
0.934% due 11/26/2016		2,000	2,011
0.980% due 01/14/2017		42,000	42,139
1.093% due 09/17/2016		5,100	5,127
1.250% due 11/20/2015		94,400	94,622
2.047% due 03/21/2015		105,200	105,470
4.125% due 09/09/2015		2,000	2,045
5.375% due 10/04/2016		2,000	2,147
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	219,800	269,285
2.250% due 05/15/2016		123,800	153,497
2.250% due 04/22/2017 (d)		31,830	39,811
2.550% due 10/22/2016 (d)		84,614	105,837
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2015		22,400	26,994
Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,500	2,570
Mexico Government International Bond
4.000% due 11/15/2040 (d)	MXN	46,918	3,585
4.500% due 11/22/2035 (d)		148,663	12,120
5.000% due 06/16/2016 (d)		45,864	3,310
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	6,200	8,045
Spain Government International Bond
2.100% due 04/30/2017		54,800	68,789
3.250% due 04/30/2016		61,600	77,318
3.300% due 07/30/2016		87,400	110,495

Total Sovereign Issues (Cost $2,295,156)			2,072,084

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (b)		428,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup Capital
7.875% due 10/30/2040		350,000	9,303
Navient Corp. CPI Linked Security
3.658% due 03/15/2017		4,100	101

Total Preferred Securities (Cost $9,892)			9,404

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.1%
CERTIFICATES OF DEPOSIT 1.5%
Intesa Sanpaolo SpA
1.610% due 04/11/2016		$157,200	157,524
1.650% due 04/07/2015		20,200	20,239
Itau Unibanco Holding S.A.
1.605% due 06/21/2016		51,500	51,504

			229,267

COMMERCIAL PAPER 0.2%
NiSource Finance Corp.
0.680% due 01/05/2015		5,000	5,000

Tesco Treasury Services PLC
2.000% due 08/18/2015		31,500	30,945

			35,945

REPURCHASE AGREEMENTS (f) 0.0%			3,682

JAPAN TREASURY BILLS 1.1%
(0.001%) due 01/08/2015 - 03/10/2015 (c)	JPY	20,010,000	167,056

MEXICO TREASURY BILLS 3.3%
3.018% due 03/05/2015 - 05/14/2015 (c)	MXN	7,264,400	487,898

U.S. TREASURY BILLS 0.0%
0.049% due 03/19/2015 - 05/28/2015 (c)(i)(k)		$1,920	1,920

Total Short-Term Instruments (Cost $984,934)			925,768

Total Investments in Securities (Cost $14,846,060)			14,527,858

	SHARES
INVESTMENTS IN AFFILIATES 6.0%
SHORT-TERM INSTRUMENTS 6.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.0%
PIMCO Short-Term Floating NAV Portfolio III		91,332,758	905,290

Total Short-Term Instruments (Cost $906,813)			905,290

Total Investments in Affiliates (Cost $906,813)			905,290

Total Investments 103.0% (Cost $15,752,873)			$15,433,148
Financial Derivative Instruments (h)(j) 1.9% (Cost or Premiums, net $2,148)			279,414
Other Assets and Liabilities, net (4.9%)			(732,236)

Net Assets 100.0%			$14,980,326

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$3,682	Fannie Mae 2.200% due 10/17/2022	$(3,759)	$3,682	$3,682

Total Repurchase Agreements						$(3,759)	$3,682	$3,682

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.230%	12/16/2014	01/13/2015	$(2,569)	$(2,569)

Total Reverse Repurchase Agreements					$(2,569)

(2)      As of December 31, 2014, there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2014 was $3,865 at a weighted average interest rate of (0.782%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	5.500%	01/01/2045	$46,600	$(52,165)	$(52,130)
Fannie Mae	6.000%	01/01/2045	8,000	(9,065)	(9,073)
Freddie Mac	5.000%	01/01/2045	1,000	(1,106)	(1,104)

Total Short Sales				$(62,336)	$(62,307)

(g)	Securities with an aggregate market value of $2,560 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	16,996	$6,531	$212	$0
90-Day Eurodollar June Futures	Long	06/2015	11,025	(1,225)	138	0
90-Day Eurodollar June Futures	Short	06/2018	6,331	(677)	0	(475)
90-Day Eurodollar March Futures	Long	03/2015	8,563	(222)	107	0
90-Day Eurodollar March Futures	Short	03/2018	6,249	(844)	0	(469)
Canada Government 10-Year Bond March Futures	Short	03/2015	40	(90)	0	(21)
Euro-Bund 10-Year Bond March Futures	Short	03/2015	875	(3,182)	0	(53)
U.S. Treasury 5-Year Note March Futures	Short	03/2015	7,296	(861)	0	(1,140)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	617	(40)	135	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	31	122	9	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2015	475	(177)	0	(9)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2015	7,602	(6,951)	0	(296)

Total Futures Contracts				$(7,616)	$601	$(2,463)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
General Electric Capital Corp.	1.000%	06/20/2016	0.329%	$20,000	$212	$(87)	$1	$0
General Electric Capital Corp.	1.000%	06/20/2017	0.389%	19,600	306	(82)	0	(1)

					$518	$(169)	$1	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-21 5-Year Index	5.000%	12/20/2018	$231,165	$16,854	$490	$196	$0
CDX.HY-22 5-Year Index	5.000%	06/20/2019	42,471	2,958	(55)	37	0
CDX.IG-21 3-Year Index	1.000%	12/20/2016	160,300	2,437	(249)	9	0
CDX.IG-22 5-Year Index	1.000%	06/20/2019	45,800	839	92	8	0
CDX.IG-23 5-Year Index	1.000%	12/20/2019	33,100	539	162	3	0

				$23,627	$440	$253	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.700%	10/16/2019		$1,544,900	$(2,137)	$(283)	$0	$(1,148)
Receive	3-Month USD-LIBOR	1.650%	10/16/2019		1,516,400	1,588	2,877	0	(1,124)
Receive	3-Month USD-LIBOR	1.750%	03/19/2020		242,100	1,523	23	0	(192)
Receive	6-Month GBP-LIBOR	1.500%	09/18/2016	GBP	240,900	(3,386)	(1,676)	0	(68)
Receive	6-Month GBP-LIBOR	1.550%	10/06/2016		28,600	(238)	(238)	0	(8)
Receive	6-Month GBP-LIBOR	1.510%	10/07/2016		151,800	(1,165)	(1,166)	0	(42)
Receive	6-Month GBP-LIBOR	1.880%	10/05/2017		61,500	(1,219)	(1,219)	0	(44)
Receive	6-Month GBP-LIBOR	1.837%	10/06/2017		12,700	(234)	(234)	0	(9)
Pay	28-Day MXN-TIIE	5.500%	06/11/2018	MXN	81,000	115	(9)	9	0
Pay	28-Day MXN-TIIE	4.945%	06/24/2019		700,000	(544)	(544)	102	0
Pay	28-Day MXN-TIIE	4.955%	06/24/2019		2,890,000	(2,163)	(2,163)	412	0
Pay	28-Day MXN-TIIE	4.960%	06/24/2019		1,400,000	(1,028)	(1,028)	200	0
Pay	28-Day MXN-TIIE	6.410%	11/07/2029		1,378,600	(1,677)	(490)	677	0

						$(10,565)	$(6,150)	$1,400	$(2,635)

Total Swap Agreements						$13,580	$(5,879)	$1,654	$(2,636)

(i)	Securities with an aggregate market value of $109,795 and cash of $5,051 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015		$1,606	CAD	1,829	$0	$(32)
	01/2015		285,313	EUR	231,415	0	(5,289)
	01/2015		97,954	JPY	11,718,000	0	(124)
	02/2015	JPY	50,000		$467	49	0
	02/2015		$266	MXN	3,618	0	(21)
	03/2015	ILS	308,204		$79,527	649	(157)
	03/2015	JPY	980,095		9,157	970	0
	03/2015	MXN	1,205,212		84,878	3,563	0
	06/2015	EUR	101,337		137,781	14,966	0
	06/2015		$13,317	EUR	10,191	0	(966)
	06/2016	EUR	352,177		$481,970	50,789	0

	06/2016		$19,345	EUR	14,324	0	(1,809)
BPS	01/2015	BRL	135,431		$52,126	1,178	0
	01/2015	EUR	59,584		73,917	1,817	0
	01/2015		$52,059	BRL	135,431	0	(1,110)
	02/2015	MXN	640		$47	4	0
	02/2015		$128,506	MXN	1,741,497	0	(10,690)
	06/2015	EUR	45,643		$61,901	6,584	0
	06/2015		$40,458	EUR	30,181	0	(3,880)
	07/2015	BRL	135,431		$49,364	914	0
	10/2015		738,900		272,848	15,227	0
BRC	02/2015	MXN	69,672		5,098	384	0
	02/2015		$9,760	MXN	132,744	0	(780)
	03/2015	MXN	202,913		$14,307	606	0
	06/2015	EUR	57,904		78,669	8,492	0
	06/2015		$57,244	EUR	42,975	0	(5,161)
	06/2016	EUR	53,842		$74,035	8,084	0
CBK	01/2015		116,434		144,435	3,544	0
	01/2015		$654,299	EUR	527,288	0	(16,255)
	01/2015		143,125	JPY	17,143,467	671	(672)
	02/2015	AUD	2,022		$1,647	0	0
	02/2015	CHF	8,563		8,849	230	0
	02/2015	EUR	12,902		15,754	137	0
	02/2015	JPY	10,009,067		82,911	0	(670)
	02/2015		$5,295	CHF	5,101	0	(161)
	02/2015		2,264	MXN	31,000	0	(167)
	03/2015	CAD	3,867		$3,333	9	0
	06/2015	EUR	57,247		78,257	8,876	0
	06/2015		$29,100	EUR	21,996	0	(2,442)
DUB	01/2015	GBP	16,868		$26,517	227	0
	01/2015	JPY	36,459,067		309,194	4,810	0
	01/2015		$36,258	AUD	42,421	0	(1,626)
	01/2015		360,559	EUR	295,928	0	(2,471)
	01/2015		174,041	GBP	112,032	572	0
	02/2015	EUR	295,928		$360,665	2,467	0
	02/2015	GBP	112,032		174,007	0	(566)
	06/2015		$63,629	EUR	48,935	0	(4,323)
	08/2015	EUR	22,700		$30,425	2,893	0
	10/2015	BRL	743,900		270,923	11,559	0
	02/2016	EUR	50,831		68,403	6,498	0
	06/2016		29,744		40,725	4,312	0
	06/2016		$30,135	EUR	22,296	0	(2,840)
FBF	01/2015	JPY	18,940,915		$174,061	15,927	0
	02/2015	MXN	85,458		5,918	137	0
	04/2015		2,966,229		216,885	16,910	0
	05/2015		879,760		64,217	5,066	0
	06/2015	EUR	83,454		113,271	12,129	0
	06/2015		$85,433	EUR	63,750	0	(8,171)
	07/2015	BRL	3,525		$1,448	187	0
GLM	01/2015	AUD	27,704		22,643	26	0
	01/2015	EUR	65,376		80,579	1,471	0
	01/2015	JPY	18,489,800		156,711	2,347	0
	01/2015		$61,802	EUR	49,706	0	(1,656)
	01/2015		1,667	GBP	1,064	0	(8)
	01/2015		73,339	JPY	8,695,900	0	(740)
	02/2015	AUD	18,647		$15,091	0	(100)
	02/2015	CHF	16,202		16,804	497	0
	02/2015		$8,334	CHF	8,089	0	(193)
	02/2015		4,885	JPY	588,000	26	0
	02/2015		381	MXN	5,199	0	(29)
	03/2015		1,986	CAD	2,281	0	(26)
	06/2015		98,664	EUR	74,195	0	(8,744)
	07/2015	BRL	202,517		$83,118	10,667	0
HUS	01/2015		$113,466	EUR	91,150	0	(3,170)
	01/2015		49,140	JPY	5,814,700	0	(595)
	02/2015	AUD	32,271		$26,290	18	(19)
	02/2015		$308	MXN	4,305	0	(16)
JPM	01/2015	EUR	34,381		$42,633	1,030	0
	01/2015	JPY	5,434,100		46,037	669	0
	01/2015		$35,945	EUR	29,237	0	(567)
	01/2015		142,270	JPY	17,010,900	273	(525)
	02/2015	JPY	4,430,300		$36,801	0	(195)
	02/2015		$49,514	EUR	40,479	0	(517)
	02/2015		4,294	MXN	60,745	0	(184)
	03/2015	ILS	51,822		$13,226	0	(63)
	04/2015	MXN	1,685,581		123,040	9,608	0
	07/2015	BRL	206,000		84,767	11,070	0
MSB	01/2015	AUD	79,888		68,189	2,968	0
	01/2015		$118,428	GBP	76,380	619	0
	02/2015	GBP	76,380		$118,399	0	(620)
	06/2015	EUR	70,366		96,460	11,180	0
	06/2016		75,687		104,096	11,437	0
NAB	06/2015		114,974		156,096	16,754	0
	06/2016		164,579		225,979	24,440	0
	07/2016		135,968		184,454	17,695	0
RBC	01/2015	GBP	172,608		271,022	1,994	0
SCX	02/2015	MXN	919,998		65,073	2,833	0

UAG	01/2015	EUR	948,949		1,178,789	30,513	0
	01/2015		$53,416	AUD	65,171	0	(210)
	02/2015	AUD	45,071		$36,779	61	0
	02/2015	JPY	3,825,396		31,767	0	(177)
	02/2015		$1,689	GBP	1,086	3	0
	05/2015	MXN	1,437,670		$105,020	8,356	0
	06/2015		$37,932	EUR	28,782	0	(3,050)
	10/2015	BRL	517,000		$202,984	22,730	0

Total Forward Foreign Currency Contracts						$400,722	$(91,787)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205%	01/16/2020	$2,046,600	$30,012	$24,717

Total Purchased Options							$30,012	$24,717

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	26,900	$(52)	$(32)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		26,900	(46)	(4)
CBK	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		52,600	(92)	(62)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		33,300	(65)	(5)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		19,300	(46)	(1)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		16,300	(12)	(15)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		16,300	(33)	(16)
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		$242,500	(356)	(4)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	25,400	(31)	(30)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		25,400	(70)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.100%	01/21/2015		14,100	(36)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.200%	01/21/2015		32,100	(80)	0
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		25,700	(36)	(30)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		25,700	(72)	(2)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		10,700	(9)	(10)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		10,700	(21)	(10)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		13,400	(24)	(16)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		13,400	(21)	(2)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		25,900	(31)	(24)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		25,900	(47)	(25)

							$(1,180)	$(289)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus USD		$0.839	01/14/2015	AUD	21,100	$(121)	$(507)
	Call - OTC AUD versus USD		0.897	01/14/2015		21,100	(143)	0
	Put - OTC USD versus JPY	JPY	112.000	02/09/2015		$43,200	(425)	(35)
	Put - OTC USD versus JPY		113.000	05/22/2015		39,400	(569)	(325)
	Put - OTC USD versus JPY		80.000	02/18/2019		166,600	(9,460)	(2,346)
BPS	Put - OTC USD versus JPY		110.500	01/05/2015		21,100	(188)	0
	Put - OTC USD versus JPY		115.000	01/12/2015		16,300	(88)	(7)
	Put - OTC USD versus JPY		111.500	02/09/2015		16,900	(136)	(11)
	Put - OTC USD versus JPY		111.750	02/09/2015		35,100	(319)	(25)
BRC	Call - OTC EUR versus USD		$1.268	01/20/2015	EUR	25,900	(201)	(5)
	Put - OTC USD versus INR	INR	60.900	01/16/2015		$20,900	(114)	0
	Call - OTC USD versus INR		63.900	01/16/2015		20,900	(114)	(60)
	Call - OTC USD versus INR		63.850	02/05/2015		22,900	(124)	(170)
	Put - OTC USD versus JPY	JPY	112.000	03/12/2015		17,100	(204)	(42)
CBK	Call - OTC EUR versus USD		$1.265	02/13/2015	EUR	33,700	(368)	(44)
	Put - OTC USD versus JPY	JPY	111.900	01/23/2015		$42,400	(349)	(11)
	Put - OTC USD versus JPY		112.880	03/13/2015		16,700	(202)	(55)
	Put - OTC USD versus JPY		112.000	05/15/2015		11,700	(200)	(73)
	Put - OTC USD versus JPY		99.000	09/30/2015		15,600	(165)	(35)
DUB	Call - OTC AUD versus USD		$0.875	01/08/2015	AUD	20,500	(115)	0
	Put - OTC AUD versus USD		0.855	01/16/2015		11,800	(125)	(468)
	Call - OTC EUR versus USD		1.268	01/27/2015	EUR	16,800	(143)	(7)
	Call - OTC EUR versus USD		1.260	02/10/2015		51,500	(598)	(78)
	Call - OTC EUR versus USD		1.270	02/18/2015		13,400	(153)	(16)
	Put - OTC USD versus JPY	JPY	112.850	03/25/2015		$16,700	(218)	(68)
	Put - OTC USD versus JPY		112.500	05/22/2015		16,300	(185)	(121)
FBF	Call - OTC AUD versus USD		$0.890	01/22/2015	AUD	16,800	(78)	0
	Call - OTC USD versus INR	INR	64.000	02/05/2015		$13,000	(69)	(87)
	Put - OTC USD versus JPY	JPY	112.000	01/20/2015		69,200	(492)	(14)

	Put - OTC USD versus JPY		111.400	05/14/2015		16,900	(233)	(92)
	Call - OTC USD versus MXN	MXN	14.500	02/02/2015		11,300	(77)	(262)
GLM	Put - OTC EUR versus USD		$1.230	01/16/2015	EUR	13,500	(150)	(298)
	Put - OTC EUR versus USD		1.225	01/23/2015		13,500	(136)	(271)
	Put - OTC USD versus BRL	BRL	2.300	01/20/2015		$19,600	(83)	0
	Call - OTC USD versus BRL		2.800	01/20/2015		19,600	(147)	(45)
	Put - OTC USD versus INR	INR	61.000	02/18/2015		23,300	(121)	(8)
	Call - OTC USD versus INR		63.500	02/18/2015		23,300	(158)	(290)
	Call - OTC USD versus INR		63.850	02/25/2015		7,200	(61)	(82)
	Call - OTC USD versus JPY	JPY	119.000	01/16/2015		25,300	(261)	(338)
	Call - OTC USD versus JPY		119.000	01/30/2015		25,300	(292)	(412)
	Put - OTC USD versus JPY		113.500	05/27/2015		16,300	(236)	(155)
	Call - OTC USD versus MXN	MXN	14.250	02/18/2015		9,600	(73)	(377)
	Call - OTC USD versus MXN		14.480	02/20/2015		11,400	(104)	(312)
HUS	Call - OTC USD versus INR	INR	64.250	02/26/2015		11,300	(68)	(105)
	Put - OTC USD versus MXN	MXN	13.350	02/25/2015		15,400	(84)	(1)
	Call - OTC USD versus MXN		14.050	02/25/2015		15,400	(84)	(805)
JPM	Put - OTC USD versus BRL	BRL	2.300	01/21/2015		18,100	(134)	0
	Call - OTC USD versus BRL		2.800	01/21/2015		18,100	(174)	(45)
	Put - OTC USD versus BRL		2.300	01/23/2015		18,700	(147)	0
	Call - OTC USD versus BRL		2.800	01/23/2015		18,700	(147)	(55)
	Put - OTC USD versus BRL		2.400	02/12/2015		8,400	(26)	(1)
	Call - OTC USD versus BRL		2.900	02/12/2015		8,400	(66)	(25)
	Call - OTC USD versus INR	INR	63.400	01/22/2015		14,500	(92)	(105)
	Call - OTC USD versus INR		65.900	05/12/2015		34,200	(280)	(455)
	Put - OTC USD versus JPY	JPY	112.600	02/13/2015		21,600	(213)	(27)
	Call - OTC USD versus MXN	MXN	14.350	02/26/2015		40,300	(343)	(1,404)
MSB	Put - OTC USD versus BRL	BRL	2.300	01/28/2015		20,500	(102)	0
	Call - OTC USD versus BRL		2.800	01/28/2015		20,500	(283)	(82)
SCX	Call - OTC USD versus INR	INR	64.240	02/16/2015		33,700	(174)	(255)
SOG	Put - OTC USD versus JPY	JPY	109.000	11/19/2015		16,400	(280)	(197)
UAG	Put - OTC USD versus JPY		110.500	01/07/2015		27,200	(262)	0
	Put - OTC USD versus JPY		111.500	02/09/2015		17,000	(137)	(11)
	Put - OTC USD versus JPY		112.500	02/11/2015		13,500	(124)	(15)
	Put - OTC USD versus JPY		110.000	05/12/2015		34,200	(397)	(135)
	Put - OTC USD versus JPY		100.000	07/03/2015		45,500	(291)	(50)
ULO	Put - OTC USD versus JPY		112.000	02/09/2015		13,600	(137)	(11)

							$(21,843)	$(11,336)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.300%	01/20/2015	$1,239,700	$(2,727)	$(2,914)
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	01/16/2018	2,046,600	(25,232)	(21,296)
JPM	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.400%	01/20/2015	2,324,700	(3,603)	(2,510)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.200%	01/16/2015	2,172,700	(6,611)	(9,254)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	01/20/2015	570,100	(2,537)	(754)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.920%	02/03/2015	212,200	(1,242)	(481)

							$(41,952)	$(37,209)

Total Written Options							$(64,975)	$(48,834)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BRC	Venezuela Government International Bond	(5.000%)	06/20/2015	53.467%	$3,100	$379	$221	$600	$0
GST	Venezuela Government International Bond	(5.000%)	06/20/2015	53.467%	13,500	1,441	1,170	2,611	0

						$1,820	$1,391	$3,211	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2016	0.138%		$15,600	$(203)	$374	$171	$0
	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.766%	EUR	6,600	131	(37)	94	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%		$9,200	(54)	71	17	0
	Brazil Government International Bond	1.000%	03/20/2019	1.681%		2,900	(132)	53	0	(79)
	China Government International Bond	1.000%	12/20/2018	0.622%		15,000	147	77	224	0
	China Government International Bond	1.000%	06/20/2019	0.720%		28,400	216	136	352	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.339%		300	(4)	8	4	0
	Japan Government International Bond	1.000%	12/20/2015	0.162%		14,000	239	(119)	120	0

	MetLife, Inc.	1.000%	06/20/2017	0.309%		8,000	176	(37)	139	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		10,300	(13)	87	74	0
	Russia Government International Bond	1.000%	03/20/2019	4.827%		38,900	(2,702)	(2,698)	0	(5,400)
	Standard Chartered PLC	1.000%	03/20/2019	0.740%	EUR	11,700	(139)	297	158	0
	Wendel S.A.	5.000%	12/20/2019	0.901%		8,600	2,136	(40)	2,096	0
BPS	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.766%		44,500	985	(353)	632	0
	Comcast Corp.	1.000%	09/20/2019	0.274%		$7,300	235	12	247	0
	Japan Government International Bond	1.000%	12/20/2015	0.162%		50,000	316	109	425	0
	Volvo Treasury AB	1.000%	12/20/2019	0.752%	EUR	10,000	80	71	151	0
BRC	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.192%		$39,400	693	(130)	563	0
	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.424%		40,300	648	321	969	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2023	0.975%		10,000	(291)	314	23	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%		19,800	(158)	194	36	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%		63,900	(102)	38	0	(64)
	Brazil Government International Bond	1.000%	09/20/2016	1.155%		13,000	(122)	91	0	(31)
	China Government International Bond	1.000%	09/20/2015	0.165%		27,000	333	(160)	173	0
	China Government International Bond	1.000%	09/20/2016	0.283%		14,800	205	(17)	188	0
	China Government International Bond	1.000%	12/20/2018	0.622%		20,000	197	102	299	0
	China Government International Bond	1.000%	06/20/2019	0.720%		2,500	13	18	31	0
	General Motors Co.	5.000%	09/20/2016	0.773%		17,000	1,709	(442)	1,267	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		7,300	(175)	71	0	(104)
	Indonesia Government International Bond	1.000%	09/20/2019	1.434%		16,700	(334)	15	0	(319)
	Italy Government International Bond	1.000%	06/20/2017	0.722%		7,100	27	24	51	0
	Italy Government International Bond	1.000%	09/20/2019	1.155%		3,300	0	(22)	0	(22)
	Japan Government International Bond	1.000%	12/20/2015	0.162%		20,400	358	(184)	174	0
	MetLife, Inc.	1.000%	06/20/2016	0.192%		73,200	1,247	(349)	898	0
	MetLife, Inc.	1.000%	03/20/2019	0.525%		30,300	221	380	601	0
	Mexico Government International Bond	1.000%	03/20/2018	0.703%		15,000	(26)	171	145	0
	Russia Government International Bond	1.000%	12/20/2019	4.779%		15,400	(1,102)	(1,314)	0	(2,416)
	Volvo Treasury AB	1.000%	12/20/2019	0.752%	EUR	8,800	76	57	133	0
CBK	American International Group, Inc.	1.000%	03/20/2019	0.390%		$22,000	214	346	560	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.192%		19,800	352	(69)	283	0
	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.766%	EUR	23,000	487	(160)	327	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%		$16,400	(124)	155	31	0
	Brazil Government International Bond	1.000%	03/20/2016	0.995%		4,700	(21)	22	1	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%		33,500	(57)	23	0	(34)
	Brazil Government International Bond	1.000%	03/20/2017	1.242%		16,500	(186)	104	0	(82)
	China Government International Bond	1.000%	03/20/2019	0.660%		20,500	108	184	292	0
	China Government International Bond	1.000%	06/20/2019	0.720%		26,300	204	123	327	0
	HSBC Bank PLC	1.000%	12/20/2018	0.327%	EUR	6,500	91	122	213	0
	HSBC Bank PLC	1.000%	03/20/2019	0.570%		39,200	(391)	1,264	873	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		$3,400	(80)	32	0	(48)
	Mexico Government International Bond	1.000%	09/20/2016	0.523%		12,500	65	41	106	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		18,900	(18)	155	137	0
	Mexico Government International Bond	1.000%	06/20/2019	0.904%		2,500	16	(5)	11	0
	Volvo Treasury AB	1.000%	12/20/2019	0.752%	EUR	9,600	100	45	145	0
DUB	Berkshire Hathaway, Inc.	1.000%	06/20/2017	0.254%		$15,300	361	(75)	286	0
	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.424%		19,100	405	54	459	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%		20,000	(48)	28	0	(20)
	Brazil Government International Bond	1.000%	03/20/2017	1.242%		20,600	(220)	117	0	(103)
	Brazil Government International Bond	1.000%	03/20/2019	1.681%		15,000	(681)	276	0	(405)
	China Government International Bond	1.000%	12/20/2018	0.622%		15,000	191	33	224	0
	China Government International Bond	1.000%	03/20/2019	0.660%		46,000	22	634	656	0
	Colombia Government International Bond	1.000%	03/20/2016	0.614%		12,800	77	(12)	65	0
	Export-Import Bank of China	1.000%	12/20/2016	0.512%		27,100	(2,192)	2,461	269	0
	Export-Import Bank of Korea	1.000%	12/20/2016	0.183%		12,000	(767)	965	198	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.339%		5,000	75	(25)	50	0
	General Electric Capital Corp.	1.000%	06/20/2017	0.402%		76,600	1,489	(339)	1,150	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.510%		13,800	215	66	281	0
	HSBC Bank PLC	1.000%	12/20/2018	0.327%	EUR	37,900	425	817	1,242	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.295%		$3,200	(75)	93	18	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		300	(7)	3	0	(4)
	Italy Government International Bond	1.000%	09/20/2016	0.574%		3,300	24	1	25	0
	Italy Government International Bond	1.000%	09/20/2019	1.155%		14,900	(7)	(92)	0	(99)
	MetLife, Inc.	1.000%	06/20/2017	0.309%		14,300	319	(70)	249	0
	MetLife, Inc.	1.000%	03/20/2019	0.525%		34,100	503	174	677	0
	Mexico Government International Bond	1.000%	03/20/2016	0.437%		42,300	(240)	546	306	0
	Mexico Government International Bond	1.000%	09/20/2016	0.523%		7,400	36	27	63	0
FBF	American International Group, Inc.	1.000%	03/20/2019	0.390%		25,000	244	393	637	0
	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.766%	EUR	9,700	199	(61)	138	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%		$25,000	(205)	251	46	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.339%		20,300	291	(86)	205	0
	MetLife, Inc.	1.000%	06/20/2016	0.192%		18,500	321	(94)	227	0
	MGM Resorts International	5.000%	06/20/2019	2.971%		10,000	1,185	(345)	840	0
	Prudential Financial, Inc.	1.000%	09/20/2019	0.510%		31,600	637	80	717	0
	Volvo Treasury AB	1.000%	12/20/2019	0.752%	EUR	12,200	98	87	185	0
	Wendel S.A.	5.000%	12/20/2019	0.901%		4,600	1,139	(18)	1,121	0
GST	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.766%		10,000	211	(69)	142	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%		$13,400	(68)	92	24	0
	Colombia Government International Bond	1.000%	03/20/2016	0.614%		12,800	77	(12)	65	0
	Japan Government International Bond	1.000%	12/20/2016	0.249%		16,700	353	(100)	253	0
	MetLife, Inc.	1.000%	06/20/2016	0.192%		13,600	233	(66)	167	0
	MetLife, Inc.	1.000%	03/20/2019	0.525%		23,000	335	121	456	0
	Mexico Government International Bond	1.000%	09/20/2016	0.523%		20,400	100	74	174	0
	Prudential Financial, Inc.	1.000%	09/20/2019	0.510%		9,400	192	21	213	0
	Russia Government International Bond	1.000%	06/20/2019	4.809%		2,500	(161)	(201)	0	(362)

	United Kingdom Gilt	1.000%	03/20/2015	0.035%		5,600	33	(19)	14	0
	Vodafone Group PLC	1.000%	09/20/2015	0.137%		10,000	83	(17)	66	0
	Volvo Treasury AB	1.000%	12/20/2019	0.752%	EUR	10,000	80	71	151	0
	Wendel S.A.	5.000%	12/20/2019	0.901%		8,000	2,004	(55)	1,949	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.789%		$41,600	(339)	416	77	0
	Brazil Government International Bond	1.000%	03/20/2016	0.995%		19,500	(93)	100	7	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%		65,100	(94)	29	0	(65)
	Colombia Government International Bond	1.000%	03/20/2016	0.614%		12,900	69	(4)	65	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		15,000	(339)	126	0	(213)
	Indonesia Government International Bond	1.000%	09/20/2019	1.434%		12,500	(256)	17	0	(239)
	Italy Government International Bond	1.000%	09/20/2016	0.574%		16,000	114	8	122	0
	Mexico Government International Bond	1.000%	09/20/2016	0.523%		7,500	39	25	64	0
	Russia Government International Bond	1.000%	06/20/2017	4.955%		2,600	(56)	(178)	0	(234)
	Russia Government International Bond	1.000%	12/20/2019	4.779%		78,600	(5,582)	(6,748)	0	(12,330)
JPM	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.192%		13,300	235	(45)	190	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2017	0.254%		25,000	590	(122)	468	0
	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.766%	EUR	11,200	251	(92)	159	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%		$6,000	(57)	68	11	0
	Brazil Government International Bond	1.000%	03/20/2019	1.681%		25,000	(1,163)	489	0	(674)
	China Government International Bond	1.000%	12/20/2018	0.622%		9,400	92	48	140	0
	China Government International Bond	1.000%	06/20/2019	0.720%		43,600	224	317	541	0
	Goldman Sachs Group, Inc.	1.000%	12/20/2018	0.684%		47,500	520	74	594	0
	HSBC Bank PLC	1.000%	12/20/2018	0.327%	EUR	4,000	56	75	131	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		$6,800	(157)	60	0	(97)
	MetLife, Inc.	1.000%	06/20/2017	0.309%		41,800	919	(194)	725	0
	Mexico Government International Bond	1.000%	09/20/2016	0.523%		8,600	48	26	74	0
	Petrobras International Finance Co.	1.000%	09/20/2015	5.662%		6,000	(171)	(25)	0	(196)
	Prudential Financial, Inc.	1.000%	09/20/2019	0.510%		38,000	776	87	863	0
	PSEG Power LLC	1.000%	12/20/2018	0.737%		24,200	134	120	254	0
	Russia Government International Bond	1.000%	06/20/2019	4.809%		1,200	(69)	(105)	0	(174)
	Volvo Treasury AB	1.000%	12/20/2019	0.752%	EUR	7,200	76	33	109	0
MYC	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.766%		3,000	69	(27)	42	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%		$10,600	(61)	81	20	0
	Brazil Government International Bond	1.000%	03/20/2019	1.681%		16,400	(763)	321	0	(442)
	France Government Bond	0.250%	12/20/2019	0.413%		99,800	(1,392)	617	0	(775)
	General Electric Capital Corp.	1.000%	03/20/2019	0.510%		25,000	390	120	510	0
	Italy Government International Bond	1.000%	06/20/2017	0.722%		7,000	24	26	50	0
	Italy Government International Bond	1.000%	09/20/2019	1.155%		79,800	339	(870)	0	(531)
	MetLife, Inc.	1.000%	03/20/2019	0.525%		25,000	420	76	496	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		18,300	(35)	167	132	0
	Russia Government International Bond	1.000%	06/20/2019	4.809%		300	(17)	(26)	0	(43)
	Sberbank of Russia Via SB Capital S.A.	1.000%	09/20/2015	7.185%		5,400	(78)	(156)	0	(234)
	Standard Chartered PLC	1.000%	03/20/2019	0.740%	EUR	11,600	(134)	290	156	0
	Volvo Treasury AB	1.000%	12/20/2019	0.752%		8,300	87	38	125	0
	Wendel S.A.	5.000%	12/20/2019	0.901%		100	25	0	25	0
SOG	HSBC Bank PLC	1.000%	12/20/2018	0.327%		10,000	140	188	328	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.789%		$1,900	(18)	21	3	0
	Japan Government International Bond	1.000%	12/20/2015	0.162%		14,700	236	(111)	125	0

							$7,876	$660	$34,375	$(25,839)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-21 3-Year Index	5.000%	12/20/2016	$38,412	$3,121	$(1,069)	$2,052	$0
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	89,300	9,464	(9,775)	0	(311)
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	35,626	4,265	(4,390)	0	(125)
FBF	CDX.EM-13 5-Year Index	5.000%	06/20/2015	376	43	(44)	0	(1)
	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	92,618	(463)	288	0	(175)
GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	5,170	646	(664)	0	(18)
	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	4,437	0	59	59	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	52,546	5,946	(6,125)	0	(179)
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	5,734	648	(668)	0	(20)
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	9,549	0	128	128	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	17,108	2,030	(2,089)	0	(59)

					$25,700	$(24,349)	$2,239	$(888)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	38,000	$2	$(390)	$0	$(388)
BPS	Pay	1-Year BRL-CDI	9.120%	01/02/2017		106,100	266	(2,847)	0	(2,581)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		226,000	(972)	(577)	0	(1,549)
BRC	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	36,500	(23)	54	31	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		28,300	(6)	46	40	0
DUB	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	12,000	3	(126)	0	(123)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		1,774,000	2,147	(7,346)	0	(5,199)
GLM	Pay	1-Year BRL-CDI	11.320%	01/04/2016		225,900	(191)	(60)	0	(251)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		12,000	3	(126)	0	(123)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		567,500	792	(2,455)	0	(1,663)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	65,600	(40)	96	56	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		92,300	(19)	149	130	0
HUS	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		30,800	(2)	45	43	0
JPM	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	98,200	(213)	(460)	0	(673)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		94,900	(18)	(260)	0	(278)
	Pay	28-Day MXN-TIIE	5.250%	06/11/2018	MXN	29,200	(11)	36	25	0
	Pay	28-Day MXN-TIIE	5.500%	06/11/2018		14,500	(1)	21	20	0
MYC	Pay	28-Day MXN-TIIE	5.250%	06/11/2018		43,800	(24)	61	37	0
	Pay	28-Day MXN-TIIE	5.010%	10/10/2019		1,245,300	(4)	(1,118)	0	(1,122)
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	46,100	30	(1,227)	0	(1,197)
	Pay	28-Day MXN-TIIE	5.010%	10/10/2019	MXN	989,800	(4)	(889)	0	(893)

							$1,715	$(17,373)	$382	$(16,040)

Total Swap Agreements							$37,111	$(39,671)	$40,207	$(42,767)

(k)	Securities with an aggregate market value of $31,858 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$281,861	$1,633	$283,494
Corporate Bonds & Notes
Banking & Finance	0	3,246,270	29,521	3,275,791
Industrials	0	1,210,629	3,064	1,213,693
Utilities	0	701,137	0	701,137
Municipal Bonds & Notes
Illinois	0	2,235	0	2,235
Minnesota	0	7,025	0	7,025
New Jersey	0	45,602	0	45,602
Texas	0	4,185	0	4,185
U.S. Government Agencies	0	941,861	119	941,980
U.S. Treasury Obligations	0	1,865,024	0	1,865,024
Mortgage-Backed Securities	0	2,086,636	17,479	2,104,115
Asset-Backed Securities	0	1,060,490	15,831	1,076,321
Sovereign Issues	0	2,072,084	0	2,072,084
Preferred Securities
Banking & Finance	9,404	0	0	9,404
Short-Term Instruments
Certificates of Deposit	0	229,267	0	229,267
Commercial Paper	0	35,945	0	35,945
Repurchase Agreements	0	3,682	0	3,682
Japan Treasury Bills	0	167,056	0	167,056
Mexico Treasury Bills	0	487,898	0	487,898
U.S. Treasury Bills	0	1,920	0	1,920
	$9,404	$14,450,807	$67,647	$14,527,858

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$905,290	$0	$0	$905,290

Total Investments	$914,694	$14,450,807	$67,647	$15,433,148

Short Sales, at Value - Liabilities
Sovereign Issues	0	0	0	0
U.S. Government Agencies	0	(62,307)	0	(62,307)
	$0	$(62,307)	$0	$(62,307)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	601	1,654	0	2,255

Over the counter	0	465,646	0	465,646
	$601	$467,300	$0	$467,901

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,463)	(2,636)	0	(5,099)
Over the counter	0	(183,388)	0	(183,388)

	$(2,463)	$(186,024)	$0	$(188,487)

Totals	$912,832	$14,669,776	$67,647	$15,650,255

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund II

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.1%
CORPORATE BONDS & NOTES 50.0%
BANKING & FINANCE 18.2%
American Express Credit Corp.
0.547% due 09/22/2017	$8,800	$8,756
American International Group, Inc.
5.850% due 01/16/2018	8,575	9,595
Bank of America Corp.
1.001% due 09/15/2026	400	367
2.650% due 04/01/2019	8,500	8,571
5.650% due 05/01/2018	1,300	1,445
6.875% due 04/25/2018	300	345
BB&T Corp.
0.950% due 01/15/2020	1,100	1,101
Bear Stearns Cos. LLC
6.400% due 10/02/2017	200	224
Caterpillar Financial Services Corp.
2.250% due 12/01/2019	700	702
Citigroup, Inc.
1.700% due 07/25/2016	576	580
Dominion Gas Holdings LLC
2.500% due 12/15/2019	500	502
Jackson National Life Global Funding
1.250% due 02/21/2017	9,300	9,260
JPMorgan Chase & Co.
6.000% due 01/15/2018	800	896
JPMorgan Chase Bank N.A.
0.571% due 06/13/2016	700	697
6.000% due 10/01/2017	3,500	3,887
Manufacturers & Traders Trust Co.
1.400% due 07/25/2017	9,300	9,293
Morgan Stanley
1.514% due 04/25/2018	200	203
6.625% due 04/01/2018	3,100	3,534
MUFG Union Bank N.A.
0.632% due 05/05/2017	7,900	7,895
Pacific Life Global Funding
3.502% due 02/06/2016	1,350	1,358
Prudential Covered Trust
2.997% due 09/30/2015	1,200	1,217
Wachovia Corp.
0.601% due 10/15/2016	7,000	6,975
WEA Finance LLC
1.750% due 09/15/2017	200	199

		77,602

INDUSTRIALS 25.3%
AbbVie, Inc.
1.750% due 11/06/2017	6,000	6,018
Amgen, Inc.
0.613% due 05/22/2017	3,900	3,894
2.500% due 11/15/2016	5,400	5,529
Anheuser-Busch InBev Finance, Inc.
2.150% due 02/01/2019	6,124	6,155
Anheuser-Busch InBev Worldwide, Inc.
2.875% due 02/15/2016	1,495	1,530
BMW U.S. Capital LLC
0.574% due 06/02/2017	6,000	6,000
Chevron Corp.
0.642% due 11/15/2019	9,000	9,023
Comcast Corp.
4.950% due 06/15/2016	7,000	7,420
Daimler Finance North America LLC
0.588% due 03/10/2017	4,700	4,693
2.950% due 01/11/2017	3,650	3,767
eBay, Inc.
0.712% due 08/01/2019	5,000	4,910
Georgia-Pacific LLC
2.539% due 11/15/2019	2,300	2,302
5.400% due 11/01/2020	2,000	2,253
Gilead Sciences, Inc.
3.050% due 12/01/2016	9,246	9,601
Lowe’s Cos., Inc.
0.658% due 09/10/2019	3,000	3,009

Medtronic, Inc.
1.043% due 03/15/2020	4,500	4,501
Merck Sharp & Dohme Corp.
5.000% due 06/30/2019	400	452
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016	2,500	2,502
1.950% due 09/12/2017	4,000	4,029
2.350% due 03/04/2019	2,400	2,411
Roche Holdings, Inc.
0.597% due 09/30/2019	9,000	8,997
SABMiller Holdings, Inc.
2.200% due 08/01/2018	500	502
UnitedHealth Group, Inc.
1.400% due 12/15/2017	400	400
Volkswagen Group of America Finance LLC
1.250% due 05/23/2017	8,500	8,464

		108,362

UTILITIES 6.5%
AT&T, Inc.
0.677% due 03/30/2017	1,500	1,500
0.900% due 02/12/2016	5,239	5,240
2.950% due 05/15/2016	100	103
Consumers Energy Co.
6.700% due 09/15/2019	100	119
DTE Energy Co.
2.400% due 12/01/2019	400	401
Duke Energy Corp.
2.150% due 11/15/2016	3,200	3,261
Duke Energy Progress, Inc.
0.432% due 11/20/2017	4,500	4,483
OGE Energy Corp.
0.783% due 11/24/2017	4,000	4,000
Verizon Communications, Inc.
0.636% due 06/09/2017	1,000	999
1.771% due 09/15/2016	4,700	4,787
1.991% due 09/14/2018	200	208
2.500% due 09/15/2016	2,743	2,806

		27,907

Total Corporate Bonds & Notes (Cost $213,720)		213,871

MUNICIPAL BONDS & NOTES 1.5%
CALIFORNIA 1.2%
California State Public Works Board Revenue Notes, Series 2011
4.029% due 12/01/2016	4,900	5,122

NEW JERSEY 0.3%
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016	1,100	1,098

Total Municipal Bonds & Notes (Cost $6,253)		6,220

U.S. GOVERNMENT AGENCIES 7.1%
Fannie Mae
0.620% due 10/25/2030	53	54
0.920% due 06/25/2040	3,381	3,434
1.315% due 07/01/2042	124	128
1.365% due 09/01/2041	407	426
1.515% due 08/01/2030	110	113
2.039% due 01/01/2035	124	132
2.187% due 07/01/2035	94	100
2.250% due 01/01/2024	36	36
2.485% due 11/01/2034	676	724
2.607% due 06/01/2035	1,040	1,118
3.060% due 12/01/2034	431	451
4.000% due 01/25/2033	49	51
4.408% due 09/01/2028	69	74
4.500% due 08/01/2018 - 01/01/2036	4,864	5,225
4.989% due 06/01/2015	1,643	1,655
5.000% due 01/01/2030	358	397
5.854% due 12/25/2042	100	114
6.000% due 11/01/2016 - 11/01/2022	161	166
6.081% due 01/25/2040 (a)	4,376	702
8.000% due 11/25/2023	55	62
9.250% due 10/25/2018	1	1
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	653	672
Freddie Mac
0.000% due 05/15/2037 (b)	2,287	2,161
0.561% due 06/15/2018	18	18

0.711% due 07/15/2041	2,165	2,188
0.881% due 05/15/2037	698	713
1.315% due 02/25/2045	398	408
2.000% due 11/15/2026	4,049	4,082
2.280% due 07/01/2035	167	180
2.465% due 07/01/2023	54	55
5.400% due 03/01/2035	76	78
6.000% due 02/01/2016 - 09/01/2016	10	10
6.289% due 04/15/2037 (a)	3,818	526
6.500% due 07/25/2043	741	864
8.500% due 06/01/2025	3	4
Freddie Mac Strips
9.423% due 08/15/2044	1,656	1,871
Ginnie Mae
1.625% due 04/20/2022 - 07/20/2030	835	864
Small Business Administration
4.310% due 04/01/2029	617	671

Total U.S. Government Agencies (Cost $29,985)		30,528

U.S. TREASURY OBLIGATIONS 12.8%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2018 (f)	39,118	38,996
0.125% due 04/15/2019 (h)	4,864	4,817
0.625% due 07/15/2021 (f)	10,534	10,689

Total U.S. Treasury Obligations (Cost $55,447)		54,502

MORTGAGE-BACKED SECURITIES 16.2%
American Home Mortgage Investment Trust
2.069% due 10/25/2034	506	508
2.332% due 02/25/2045	232	232
Banc of America Commercial Mortgage Trust
5.561% due 04/10/2049	804	862
5.617% due 07/10/2046	408	432
Banc of America Funding Trust
2.634% due 05/25/2035	1,253	1,279
BCAP LLC Trust
0.339% due 09/26/2035	203	201
2.786% due 05/26/2036	2,174	2,199
Bear Stearns Adjustable Rate Mortgage Trust
2.190% due 08/25/2035	614	622
2.228% due 04/25/2033	152	153
2.354% due 02/25/2033	4	4
2.515% due 03/25/2035	102	104
2.668% due 02/25/2033	23	21
2.732% due 01/25/2034	129	133
5.417% due 02/25/2036	96	87
Bear Stearns ALT-A Trust
2.554% due 05/25/2035	668	644
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	87	93
Citigroup Commercial Mortgage Trust
6.142% due 12/10/2049	185	203
Citigroup Mortgage Loan Trust, Inc.
0.520% due 05/25/2037	231	229
2.230% due 09/25/2035	170	170
2.280% due 09/25/2035	196	196
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049	5,175	5,453
5.300% due 01/15/2046	1,110	1,147
Countrywide Home Loan Mortgage Pass-Through Trust
2.330% due 02/20/2036	708	608
2.418% due 11/25/2034	184	175
2.466% due 02/20/2035	308	304
2.522% due 11/19/2033	72	71
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	1,200	1,275
5.383% due 02/15/2040	163	173
5.669% due 03/15/2039	4,496	4,685
5.806% due 06/15/2038	438	461
5.970% due 02/15/2041	1,100	1,207
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032	46	43
4.837% due 06/25/2032	2	2
Credit Suisse Mortgage Capital Certificates
2.585% due 09/26/2047	647	640
DBRR Trust
0.853% due 02/25/2045	291	291
Extended Stay America Trust
2.958% due 12/05/2031	200	203
First Horizon Alternative Mortgage Securities Trust
2.207% due 06/25/2034	376	369
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	2,137	2,297

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	700	747
5.819% due 07/10/2038	550	577
GSR Mortgage Loan Trust
2.216% due 06/25/2034	933	875
2.669% due 09/25/2035	1,263	1,271
HomeBanc Mortgage Trust
0.410% due 07/25/2035	3,327	3,073
Impac CMB Trust
0.520% due 02/25/2036	1,962	1,932
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047	2,368	2,480
5.420% due 01/15/2049	94	101
5.637% due 03/18/2051	744	783
5.794% due 02/12/2051	600	651
JPMorgan Mortgage Trust
2.481% due 04/25/2035	1,857	1,868
2.636% due 02/25/2035	13	13
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039	475	502
5.424% due 02/15/2040	680	729
5.641% due 03/15/2039	777	809
MASTR Adjustable Rate Mortgages Trust
2.639% due 11/21/2034	2,002	2,044
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.021% due 08/15/2032	3,161	3,012
Merrill Lynch Mortgage Investors Trust
2.472% due 02/25/2035	429	429
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	430
Morgan Stanley Capital Trust
5.412% due 03/12/2044	662	679
Prime Mortgage Trust
0.570% due 02/25/2034	66	63
Residential Accredit Loans, Inc. Trust
0.470% due 01/25/2035	4,486	4,318
Structured Asset Mortgage Investments Trust
0.300% due 03/25/2037	494	379
0.414% due 07/19/2035	189	182
0.824% due 09/19/2032	127	124
1.104% due 05/19/2035	2,219	2,150
8.038% due 06/25/2029	121	126
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.116% due 07/25/2032	3	3
Structured Asset Securities Corp. Trust
2.619% due 10/28/2035	61	59
Wachovia Bank Commercial Mortgage Trust
0.241% due 06/15/2020	411	410
5.765% due 07/15/2045	3,889	4,077
WaMu Mortgage Pass-Through Certificates
0.440% due 07/25/2045	153	143
WaMu Mortgage Pass-Through Certificates Trust
0.440% due 12/25/2045	186	180
0.460% due 10/25/2045	125	115
0.843% due 01/25/2047	166	151
1.183% due 01/25/2046	817	792
1.313% due 11/25/2042	28	27
1.513% due 06/25/2042	62	60
1.921% due 02/27/2034	324	318
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 01/25/2035	744	759
2.621% due 06/25/2035	3,800	3,832

Total Mortgage-Backed Securities (Cost $69,191)		69,049

ASSET-BACKED SECURITIES 8.1%
Access Group, Inc.
0.464% due 07/25/2022	1,846	1,837
Accredited Mortgage Loan Trust
0.505% due 04/25/2035	5,226	5,186
Ally Auto Receivables Trust
0.680% due 07/17/2017	2,400	2,399
Amortizing Residential Collateral Trust
0.750% due 07/25/2032	43	40
Asset-Backed Securities Corp. Home Equity Loan Trust
0.720% due 09/25/2034	49	49
1.400% due 08/15/2033	705	670
1.811% due 03/15/2032	264	254
Bear Stearns Asset-Backed Securities Trust
1.170% due 10/25/2037	555	521
Countrywide Asset-Backed Certificates
0.350% due 09/25/2036	511	500
0.650% due 12/25/2031	97	75
Countrywide Asset-Backed Certificates Trust
0.685% due 05/25/2035	361	361

Credit-Based Asset Servicing and Securitization LLC
0.215% due 11/25/2036	21	12
Educational Services of America, Inc.
1.320% due 09/25/2040	1,110	1,122
First Franklin Mortgage Loan Trust
0.650% due 05/25/2035	100	93
0.830% due 04/25/2035	3,043	3,047
Fremont Home Loan Trust
0.230% due 01/25/2037	11	5
GSAMP Trust
0.240% due 12/25/2036	74	38
HSI Asset Loan Obligation Trust
0.215% due 12/25/2036	115	53
Lockwood Grove CLO Ltd.
1.603% due 01/25/2024	1,100	1,100
Long Beach Mortgage Loan Trust
0.730% due 10/25/2034	60	57
Merrill Lynch Mortgage Investors Trust
0.460% due 08/25/2036	200	191
Panhandle-Plains Higher Education Authority, Inc.
1.385% due 10/01/2035	516	525
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.890% due 03/25/2035	500	457
Securitized Asset-Backed Receivables LLC Trust
0.230% due 12/25/2036 ^	111	41
SLM Private Credit Student Loan Trust
0.421% due 03/15/2024	5,284	5,239
0.431% due 12/15/2023	5,983	5,934
SLM Private Education Loan Trust
0.911% due 10/16/2023	487	488
1.261% due 12/15/2021	229	230
1.261% due 08/15/2023	3,144	3,161
Structured Asset Investment Loan Trust
1.145% due 10/25/2033	403	387
Vanderbilt Mortgage Finance
0.807% due 05/07/2026	455	448

Total Asset-Backed Securities (Cost $34,201)		34,520

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (e) 0.2%		971

U.S. TREASURY BILLS 0.2%
0.006% due 01/08/2015 - 01/22/2015 (c)(h)(j)	664	664

Total Short-Term Instruments (Cost $1,635)		1,635

Total Investments in Securities (Cost $410,432)		410,325

	SHARES
INVESTMENTS IN AFFILIATES 9.3%
SHORT-TERM INSTRUMENTS 9.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.3%
PIMCO Short-Term Floating NAV Portfolio III	4,015,173	39,798

Total Short-Term Instruments (Cost $40,085)		39,798

Total Investments in Affiliates (Cost $40,085)		39,798

Total Investments 105.4% (Cost $450,517)		$450,123
Financial Derivative Instruments (g)(i) 0.1% (Cost or Premiums, net $769)		584
Other Assets and Liabilities, net (5.5%)		(23,641)

Net Assets 100.0%		$427,066

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$971	Fannie Mae 2.260% due 10/17/2022	$(994)	$971	$971

Total Repurchase Agreements						$(994)	$971	$971

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BSN	0.190%	11/14/2014	01/14/2015	$(1,629)	$(1,630)

Total Reverse Repurchase Agreements					$(1,630)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
MSC	0.190%	11/07/2014	01/06/2015	$(4,615)	$(4,615)
TDM	0.310%	12/04/2014	01/06/2015	(15,598)	(15,595)

Total Sale-Buyback Transactions					$(20,210)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $7,845 at a weighted average interest rate of 0.211%.
(3)	Payable for sale-buyback transactions includes $(9) of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	5.500%	01/01/2045	$1,000	$(1,120)	$(1,119)
Fannie Mae	6.000%	01/01/2045	3,000	(3,399)	(3,402)

Total Short Sales				$(4,519)	$(4,521)

(f)	Securities with an aggregate market value of $21,531 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	640	$(96)	$8	$0
90-Day Eurodollar June Futures	Long	06/2015	425	(44)	5	0
90-Day Eurodollar June Futures	Short	06/2018	178	(19)	0	(13)
90-Day Eurodollar March Futures	Short	03/2018	175	(24)	0	(13)
U.S. Treasury 5-Year Note March Futures	Short	03/2015	509	(60)	0	(79)
U.S. Treasury 10-Year Note March Futures	Short	03/2015	31	(29)	0	(7)
U.S. Treasury 30-Year Bond March Futures	Short	03/2015	6	(24)	0	(2)

Total Futures Contracts				$(296)	$13	$(114)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.700%	10/16/2019	$43,000	$(59)	$(8)	$0	$(32)
Receive	3-Month USD-LIBOR	2.250%	12/17/2019	23,500	(565)	(76)	0	(19)

Total Swap Agreements					$(624)	$(84)	$0	$(51)

(h)	Securities with an aggregate market value of $812 and cash of $814 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205%	01/16/2020	$57,500	$835	$694

Total Purchased Options							$835	$694

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.300%	01/20/2015	$35,700	$(79)	$(84)
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	01/16/2018	57,500	(702)	(598)
JPM	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.400%	01/20/2015	66,900	(103)	(72)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.200%	01/16/2015	62,600	(190)	(267)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	01/20/2015	22,100	(98)	(29)

Total Written Options							$(1,172)	$(1,050)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.766%	$3,400	$53	$(14)	$39	$0
BPS	Comcast Corp.	1.000%	09/20/2019	0.274%	100	3	0	3	0
BRC	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.766%	5,700	103	(37)	66	0
	JPMorgan Chase & Co.	1.000%	06/20/2019	0.540%	1,600	33	(1)	32	0
	MetLife, Inc.	1.000%	03/20/2019	0.525%	900	6	11	17	0
	MetLife, Inc.	1.000%	06/20/2019	0.569%	7,600	150	(6)	144	0
DUB	General Electric Capital Corp.	1.000%	03/20/2019	0.510%	2,000	31	10	41	0
	MetLife, Inc.	1.000%	03/20/2019	0.525%	500	8	2	10	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.473%	4,200	86	12	98	0
GST	Citigroup, Inc.	1.000%	06/20/2019	0.657%	10,000	138	14	152	0
MYC	John Deere Capital Corp.	1.000%	09/20/2016	0.140%	6,873	131	(26)	105	0

						$742	$(35)	$707	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
CBK	MCDX-23 5-Year Index	1.000%	12/20/2019	$26,300	$204	$1	$205	$0
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	2,616	(13)	8	0	(5)
GST	MCDX-23 5-Year Index	1.000%	12/20/2019	18,900	138	10	148	0
MYC	MCDX-23 5-Year Index	1.000%	12/20/2019	4,800	35	2	37	0

					$364	$21	$390	$(5)

Total Swap Agreements					$1,106	$(14)	$1,097	$(5)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Securities with an aggregate market value of $53 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$77,602	$0	$77,602
Industrials	0	108,362	0	108,362
Utilities	0	27,907	0	27,907
Municipal Bonds & Notes
California	0	5,122	0	5,122
New Jersey	0	1,098	0	1,098
U.S. Government Agencies	0	30,528	0	30,528
U.S. Treasury Obligations	0	54,502	0	54,502
Mortgage-Backed Securities	0	68,758	291	69,049
Asset-Backed Securities	0	34,520	0	34,520
Short-Term Instruments
Repurchase Agreements	0	971	0	971
U.S. Treasury Bills	0	664	0	664
	$0	$410,034	$291	$410,325

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$39,798	$0	$0	$39,798

Total Investments	$39,798	$410,034	$291	$450,123

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,521)	$0	$(4,521)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	0	0	13
Over the counter	0	1,791	0	1,791
	$13	$1,791	$0	$1,804

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(114)	(51)	0	(165)
Over the counter	0	(1,055)	0	(1,055)

	$(114)	$(1,106)	$0	$(1,220)

Totals	$39,697	$406,198	$291	$446,186

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund III

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.5%
BANK LOAN OBLIGATIONS 1.8%
Chrysler Group LLC
3.500% due 05/24/2017		$2,189	$2,186
H.J. Heinz Co.
3.500% due 06/05/2020		1,967	1,958

Total Bank Loan Obligations (Cost $4,150)			4,144

CORPORATE BONDS & NOTES 36.3%
BANKING & FINANCE 24.2%
Ally Financial, Inc.
2.750% due 01/30/2017		700	700
3.125% due 01/15/2016		100	101
4.625% due 06/26/2015		800	807
Banco do Brasil S.A.
4.500% due 01/22/2015		100	100
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		200	203
Banco Santander Brasil S.A.
4.625% due 02/13/2017		200	208
Banco Santander Chile
3.750% due 09/22/2015		400	406
Bank of America Corp.
0.562% due 08/15/2016		100	99
1.001% due 09/15/2026		100	92
1.500% due 10/09/2015		200	201
3.700% due 09/01/2015		500	509
3.750% due 07/12/2016		600	622
6.500% due 08/01/2016		3,185	3,433
6.875% due 04/25/2018		200	230
Bank of America N.A.
0.703% due 11/14/2016		500	500
Bankia S.A.
4.375% due 02/14/2017	EUR	100	129
BB&T Corp.
0.950% due 01/15/2020		$600	601
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	207
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		300	308
Bear Stearns Cos. LLC
6.400% due 10/02/2017		100	112
BPCE S.A.
1.357% due 03/06/2017	GBP	300	471
1.625% due 02/10/2017		$500	502
Capital One Financial Corp.
1.000% due 11/06/2015		1,400	1,399
Caterpillar Financial Services Corp.
2.250% due 12/01/2019		200	200
Citigroup, Inc.
0.912% due 11/15/2016		900	901
1.194% due 07/25/2016		2,600	2,617
Depfa ACS Bank
3.875% due 11/14/2016	EUR	2,500	3,230
Dominion Gas Holdings LLC
2.500% due 12/15/2019		$300	301
Eksportfinans ASA
5.500% due 05/25/2016		1,500	1,571
5.500% due 06/26/2017		600	642
First Horizon National Corp.
5.375% due 12/15/2015		100	104
Ford Motor Credit Co. LLC
1.162% due 11/04/2019		1,000	1,002
2.750% due 05/15/2015		900	906
3.000% due 06/12/2017		400	411
3.984% due 06/15/2016		300	311
General Motors Financial Co., Inc.
2.750% due 05/15/2016		400	407
3.000% due 09/25/2017		500	506
Goldman Sachs Group, Inc.
0.860% due 06/04/2017		700	699
6.000% due 06/15/2020		500	579
7.500% due 02/15/2019		200	238
Hana Bank
4.000% due 11/03/2016		500	524

Harley-Davidson Financial Services, Inc.
2.700% due 03/15/2017		100	103
HBOS PLC
0.957% due 09/30/2016		300	299
HSBC USA, Inc.
0.843% due 11/13/2019		4,200	4,205
Industrial Bank of Korea
3.750% due 09/29/2016		800	833
International Lease Finance Corp.
5.750% due 05/15/2016		100	104
7.125% due 09/01/2018		900	1,010
Intesa Sanpaolo SpA
3.125% due 01/15/2016		1,400	1,423
JPMorgan Chase & Co.
1.064% due 05/30/2017	GBP	1,200	1,849
1.100% due 10/15/2015		$200	200
6.000% due 01/15/2018		600	672
JPMorgan Chase Bank N.A.
0.784% due 05/31/2017	EUR	700	847
Kookmin Bank
1.109% due 01/27/2017		$1,800	1,813
Korea Development Bank
0.857% due 01/22/2017		500	501
3.250% due 03/09/2016		1,200	1,229
LeasePlan Corp. NV
2.500% due 05/16/2018		200	200
3.000% due 10/23/2017		200	205
Metropolitan Life Global Funding
1.300% due 04/10/2017		500	500
MUFG Union Bank N.A.
0.632% due 05/05/2017		900	899
1.005% due 09/26/2016		500	503
Navient Corp.
5.500% due 01/15/2019		200	205
6.250% due 01/25/2016		200	208
Nordea Bank AB
0.616% due 04/04/2017		700	701
Novo Banco S.A.
4.000% due 01/21/2019	EUR	200	235
Pricoa Global Funding
1.350% due 08/18/2017		$2,200	2,192
Prudential Covered Trust
2.997% due 09/30/2015		375	380
Qatari Diar Finance Co.
3.500% due 07/21/2015		600	606
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		1,700	1,921
Shinhan Bank
0.883% due 04/08/2017		2,700	2,709
Springleaf Finance Corp.
5.750% due 09/15/2016		400	414
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		1,300	1,306
WEA Finance LLC
1.750% due 09/15/2017		200	199
Wells Fargo & Co.
3.676% due 06/15/2016		600	623

			56,183

INDUSTRIALS 5.3%
BMW U.S. Capital LLC
0.574% due 06/02/2017		2,600	2,600
Canadian Natural Resources Ltd.
0.632% due 03/30/2016		200	200
1.750% due 01/15/2018		100	99
CNPC General Capital Ltd.
1.450% due 04/16/2016		400	399
Comcast Corp.
5.900% due 03/15/2016		600	636
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		200	203
Freeport-McMoRan, Inc.
2.300% due 11/14/2017		100	100
General Mills, Inc.
0.533% due 01/29/2016		1,100	1,101
Georgia-Pacific LLC
2.539% due 11/15/2019		500	500
Humana, Inc.
7.200% due 06/15/2018		300	351
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		200	243
Kinder Morgan, Inc.
2.000% due 12/01/2017		200	199
3.050% due 12/01/2019		300	298

Kraft Foods Group, Inc.
1.625% due 06/04/2015		500	502
Kroger Co.
0.758% due 10/17/2016		800	799
NBCUniversal Enterprise, Inc.
0.768% due 04/15/2016		100	100
Nissan Motor Acceptance Corp.
1.000% due 03/15/2016		100	100
1.950% due 09/12/2017		100	101
Pearson Dollar Finance PLC
6.250% due 05/06/2018		200	224
Pioneer Natural Resources Co.
6.875% due 05/01/2018		500	560
Rock-Tenn Co.
4.450% due 03/01/2019		100	107
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		700	713
Telefonica Emisiones S.A.U.
5.375% due 02/02/2018	GBP	800	1,376
6.421% due 06/20/2016		$200	214
Time Warner Cable, Inc.
5.850% due 05/01/2017		100	109
6.750% due 07/01/2018		200	230
Whirlpool Corp.
1.650% due 11/01/2017		200	199

			12,263

UTILITIES 6.8%
AT&T, Inc.
2.950% due 05/15/2016		100	103
5.500% due 02/01/2018		2,648	2,925
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		100	103
Dayton Power & Light Co.
1.875% due 09/15/2016		200	202
DTE Energy Co.
2.400% due 12/01/2019		200	200
Orange S.A.
2.750% due 09/14/2016		2,700	2,761
Petrobras Global Finance BV
1.852% due 05/20/2016		1,200	1,149
2.603% due 03/17/2017		650	602
Plains All American Pipeline LP
8.750% due 05/01/2019		100	125
Qtel International Finance Ltd.
3.375% due 10/14/2016		300	309
Sinopec Group Overseas Development Ltd.
1.149% due 04/10/2019		1,000	1,002
Sprint Communications, Inc.
8.375% due 08/15/2017		1,400	1,516
9.125% due 03/01/2017		200	220
Verizon Communications, Inc.
0.636% due 06/09/2017		3,700	3,695
1.991% due 09/14/2018		300	312
2.500% due 09/15/2016		411	420

			15,644

Total Corporate Bonds & Notes (Cost $84,396)			84,090

MUNICIPAL BONDS & NOTES 0.7%
NEW JERSEY 0.7%
New Jersey Economic Development Authority Revenue Notes, Series 2014
1.096% due 06/15/2016		1,500	1,497

TEXAS 0.0%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.335% due 04/01/2040		79	80

Total Municipal Bonds & Notes (Cost $1,581)			1,577

U.S. GOVERNMENT AGENCIES 4.8%
Fannie Mae
0.270% due 01/25/2021		27	27
0.370% due 10/27/2037		1,900	1,873
0.520% due 09/25/2042		100	100
0.620% due 06/25/2021		3	3
1.000% due 01/25/2043		95	93
1.070% due 06/25/2021 - 09/25/2021		60	61
1.315% due 07/01/2042		23	24
1.365% due 09/01/2041		74	77
1.515% due 09/01/2040		6	6

1.847% due 11/01/2034	12	12
1.956% due 11/01/2035	15	16
1.971% due 05/01/2035	20	21
2.142% due 11/01/2035	48	52
2.187% due 07/01/2035	17	18
2.256% due 08/01/2035	133	143
2.300% due 03/01/2035	4	5
2.941% due 08/01/2029	56	59
3.500% due 02/25/2043 (a)	2,765	376
5.000% due 04/01/2028 - 07/25/2040	1,140	1,219
5.500% due 01/01/2025 - 01/01/2045	1,625	1,795
5.750% due 10/25/2035	42	45
5.854% due 12/25/2042	9	10
5.867% due 02/01/2031	19	20
6.000% due 03/01/2017 - 05/01/2037	91	101
7.500% due 07/25/2022	25	28
FDIC Structured Sale Guaranteed Notes
0.655% due 11/29/2037	509	508
2.980% due 12/06/2020	275	283
Freddie Mac
0.210% due 12/25/2036	127	127
0.561% due 06/15/2018	5	5
0.611% due 11/15/2030	3	3
0.871% due 10/15/2037	159	161
1.315% due 02/25/2045	57	58
2.000% due 11/15/2026	1,663	1,677
2.221% due 06/01/2035	102	109
2.280% due 07/01/2035	36	39
2.375% due 08/01/2035	113	120
5.000% due 12/01/2025 - 01/01/2045	548	606
6.000% due 03/01/2016 - 08/01/2016	4	4
6.500% due 07/25/2043	91	106
7.000% due 04/15/2023	11	12
Freddie Mac Strips
9.423% due 08/15/2044	779	880
Ginnie Mae
0.711% due 12/16/2025	3	3
1.625% due 06/20/2027 - 02/20/2032	35	36
1.932% due 02/20/2041	177	178
2.000% due 05/20/2030	23	24
13.169% due 12/20/2032	8	9

Total U.S. Government Agencies (Cost $11,101)		11,132

U.S. TREASURY OBLIGATIONS 10.6%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2018	17,461	17,407
0.125% due 04/15/2019	2,229	2,208
0.625% due 07/15/2021	4,214	4,276
1.375% due 01/15/2020 (g)	549	577

Total U.S. Treasury Obligations (Cost $24,915)		24,468

MORTGAGE-BACKED SECURITIES 10.1%
American Home Mortgage Investment Trust
2.069% due 10/25/2034	91	92
2.332% due 02/25/2045	29	29
Banc of America Commercial Mortgage Trust
5.561% due 04/10/2049	322	345
5.617% due 07/10/2046	175	185
Banc of America Funding Trust
0.450% due 07/25/2037	193	169
2.634% due 05/25/2035	557	569
Banc of America Mortgage Trust
2.690% due 08/25/2034	371	366
3.069% due 03/25/2033	401	403
BCAP LLC Trust
0.339% due 09/26/2035	68	67
2.591% due 09/28/2036	728	726
Bear Stearns Adjustable Rate Mortgage Trust
2.228% due 04/25/2033	19	19
2.668% due 02/25/2033	2	2
2.674% due 08/25/2035 ^	74	65
2.732% due 01/25/2034	20	20
Bear Stearns ALT-A Trust
2.554% due 05/25/2035	119	115
2.612% due 09/25/2035	29	25
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	87	93
Citigroup Commercial Mortgage Trust
6.142% due 12/10/2049	93	102
Citigroup Mortgage Loan Trust, Inc.
0.240% due 01/25/2037	102	74
2.540% due 05/25/2035	40	40
2.540% due 10/25/2035	25	25

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.289% due 12/11/2049		1,990	2,097
5.300% due 01/15/2046		476	492
Commercial Mortgage Trust
1.059% due 06/11/2027		2,000	1,998
Countrywide Home Loan Mortgage Pass-Through Trust
2.330% due 02/20/2036		112	96
2.418% due 11/25/2034		71	67
2.466% due 02/20/2035		114	112
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		633	672
5.383% due 02/15/2040		244	259
5.448% due 01/15/2049		1	1
5.669% due 03/15/2039		1,771	1,846
5.806% due 06/15/2038		164	173
5.970% due 02/15/2041		600	659
Credit Suisse Mortgage Capital Certificates
2.518% due 09/27/2036		689	692
2.585% due 09/26/2047		647	640
DBRR Trust
0.853% due 02/25/2045		106	106
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.254% due 06/26/2035		57	57
Eurosail PLC
1.260% due 09/13/2045	GBP	180	278
Extended Stay America Trust
2.958% due 12/05/2031		$200	203
First Horizon Alternative Mortgage Securities Trust
2.239% due 01/25/2035		494	489
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049		967	1,039
GMAC Mortgage Corp. Loan Trust
2.668% due 11/19/2035		47	42
Granite Master Issuer PLC
0.305% due 12/20/2054		370	367
0.365% due 12/20/2054		53	52
0.824% due 12/20/2054	GBP	70	109
Granite Mortgages PLC
0.940% due 09/20/2044		24	37
Great Hall Mortgages PLC
0.373% due 06/18/2039		$279	265
GSR Mortgage Loan Trust
2.216% due 06/25/2034		33	31
2.669% due 09/25/2035		189	191
4.979% due 11/25/2035		228	223
Hercules Eclipse PLC
0.797% due 10/25/2018	GBP	559	861
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047		$947	992
5.397% due 05/15/2045		338	356
5.637% due 03/18/2051		279	294
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		67	63
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		211	223
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.601% due 12/15/2030		173	166
Merrill Lynch Mortgage Investors Trust
0.420% due 11/25/2035		15	14
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		300	323
Morgan Stanley Capital Trust
5.412% due 03/12/2044		284	291
Prime Mortgage Trust
0.570% due 02/25/2034		7	7
Structured Adjustable Rate Mortgage Loan Trust
1.515% due 01/25/2035		86	70
2.455% due 08/25/2034		151	150
2.573% due 02/25/2034		104	104
Structured Asset Mortgage Investments Trust
0.300% due 03/25/2037		180	138
0.414% due 07/19/2035		55	53
0.450% due 02/25/2036		38	31
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.217% due 01/25/2032		2	1
Structured Asset Securities Corp. Trust
2.619% due 10/28/2035		346	332
Vulcan European Loan Conduit Ltd.
0.358% due 05/15/2017	EUR	61	72
Wachovia Bank Commercial Mortgage Trust
0.241% due 06/15/2020		$48	48
5.749% due 07/15/2045		171	181
WaMu Mortgage Pass-Through Certificates Trust
0.440% due 12/25/2045		34	33
0.460% due 10/25/2045		214	197
0.843% due 01/25/2047		42	38

0.910% due 11/25/2034		104	100
1.513% due 06/25/2042		30	29
2.163% due 09/25/2046		78	72
Washington Mutual Mortgage Loan Trust
1.311% due 05/25/2041		5	4
Washington Mutual Mortgage Pass-Through Certificates Trust
2.026% due 02/25/2033		3	3
Wells Fargo Mortgage-Backed Securities Trust
2.605% due 10/25/2035		980	986
2.614% due 06/25/2035		245	247

Total Mortgage-Backed Securities (Cost $23,433)			23,303

ASSET-BACKED SECURITIES 8.6%
ALM Ltd.
1.468% due 07/18/2022		289	289
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.910% due 03/25/2035		3,000	2,387
Ares European CLO BV
0.509% due 08/15/2024	EUR	282	339
Avoca CLO PLC
0.516% due 01/16/2023		106	128
Bear Stearns Asset-Backed Securities Trust
1.170% due 10/25/2037		$231	217
Cadogan Square CLO BV
0.536% due 01/17/2023	EUR	233	279
Cavalry CLO Ltd.
1.528% due 01/16/2024		$1,000	1,000
Countrywide Asset-Backed Certificates
0.650% due 12/25/2031		16	12
Countrywide Asset-Backed Certificates Trust
0.910% due 12/25/2034		2,372	2,280
Educational Services of America, Inc.
1.320% due 09/25/2040		317	321
Elm CLO Ltd.
1.635% due 01/17/2023		1,000	1,000
Four Corners CLO Ltd.
0.525% due 01/26/2020		321	319
Franklin CLO Ltd.
0.501% due 06/15/2018		199	198
GE-WMC Mortgage Securities Trust
0.210% due 08/25/2036		4	2
Goldentree Loan Opportunities Ltd.
0.926% due 10/18/2021		345	345
Gresham Capital CLO BV
0.534% due 07/18/2023	EUR	132	160
Halcyon Structured Asset Management Long/Short Ltd.
0.457% due 08/07/2021		$197	197
Hewett’s Island CDO Ltd.
0.456% due 06/09/2019		251	251
Highbridge Loan Management Ltd.
1.497% due 09/20/2022		700	701
JPMorgan Mortgage Acquisition Corp.
0.400% due 05/25/2035		1,207	1,178
Jubilee CDO BV
0.532% due 08/21/2021	EUR	69	83
Landmark CDO Ltd.
0.506% due 07/15/2018		$2	2
Lockwood Grove CLO Ltd.
1.603% due 01/25/2024		600	600
Long Beach Mortgage Loan Trust
0.730% due 10/25/2034		6	6
Massachusetts Educational Financing Authority
1.184% due 04/25/2038		65	65
MASTR Asset-Backed Securities Trust
0.920% due 12/25/2034 ^		3,115	2,896
Mercator CLO PLC
0.314% due 02/18/2024	EUR	115	138
Morgan Stanley ABS Capital, Inc. Trust
0.220% due 07/25/2036		$20	12
MT Wilson CLO Ltd.
0.460% due 07/11/2020		132	132
New Century Home Equity Loan Trust
0.450% due 10/25/2035		127	126
Octagon Investment Partners Ltd.
0.471% due 04/23/2020		244	243
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.450% due 12/25/2035		123	110
Panhandle-Plains Higher Education Authority, Inc.
1.385% due 10/01/2035		206	210
Prospero CLO BV
0.321% due 10/20/2022	EUR	1,068	1,284
RAAC Trust
0.650% due 03/25/2037		$185	179

Securitized Asset-Backed Receivables LLC Trust
0.230% due 12/25/2036 ^		55	21
SLC Student Loan Trust
0.312% due 11/15/2021		11	12
SLM Private Credit Student Loan Trust
0.421% due 03/15/2024		226	225
0.431% due 12/15/2023		95	94
SLM Private Education Loan Trust
0.911% due 10/16/2023		243	244
1.261% due 12/15/2021		76	77
SLM Student Loan Trust
0.342% due 12/15/2023	EUR	363	431
1.734% due 04/25/2023		$81	83
South Carolina Student Loan Corp.
0.984% due 03/02/2020		300	301
Stone Tower CLO Ltd.
0.458% due 04/17/2021		397	392
Structured Asset Investment Loan Trust
0.875% due 03/25/2034		168	156
1.145% due 10/25/2033		155	149
Wood Street CLO BV
0.431% due 11/22/2021	EUR	94	113

Total Asset-Backed Securities (Cost $20,110)			19,987

SOVEREIGN ISSUES 8.3%
Autonomous Community of Catalonia
4.750% due 06/04/2018		400	523
Autonomous Community of Valencia
3.250% due 07/06/2015		300	367
Export-Import Bank of Korea
0.980% due 01/14/2017		$500	502
1.093% due 09/17/2016		900	905
1.250% due 11/20/2015		1,100	1,103
2.047% due 03/21/2015		200	200
5.375% due 10/04/2016		500	537
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	2,600	3,185
2.250% due 05/15/2016		3,100	3,844
2.250% due 04/22/2017 (c)		100	125
3.750% due 08/01/2015		500	617
3.750% due 08/01/2016		600	763
4.750% due 05/01/2017		100	133
4.750% due 06/01/2017		200	266
Korea Housing Finance Corp.
3.500% due 12/15/2016		$300	311
Korea Land & Housing Corp.
1.875% due 08/02/2017		200	199
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	527	40
5.000% due 06/16/2016 (c)		1,054	76
Province of Ontario
1.100% due 10/25/2017		$3,400	3,383
Spain Government International Bond
3.250% due 04/30/2016	EUR	1,500	1,883
3.300% due 07/30/2016		300	379

Total Sovereign Issues (Cost $20,876)			19,341

SHORT-TERM INSTRUMENTS 10.3%
CERTIFICATES OF DEPOSIT 1.3%
Credit Suisse
0.645% due 12/07/2015		$1,000	1,001
Intesa Sanpaolo SpA
1.610% due 04/11/2016		2,000	2,004

			3,005

COMMERCIAL PAPER 1.7%
Ford Motor Credit Co.
0.630% due 02/02/2015		400	399
0.720% due 03/03/2015		1,200	1,199
NiSource Finance Corp.
0.890% due 01/23/2015		2,300	2,299

			3,897

REPURCHASE AGREEMENTS (e) 0.1%			286

JAPAN TREASURY BILLS 2.0%
(0.005%) due 01/08/2015 - 03/02/2015 (b)	JPY	550,000	4,592

MEXICO TREASURY BILLS 5.2%
3.018% due 01/22/2015 - 05/28/2015 (b)	MXN 179,498	12,065

Total Short-Term Instruments (Cost $25,316)		23,845

Total Investments in Securities (Cost $215,878)		211,887

	SHARES
INVESTMENTS IN AFFILIATES 7.8%
SHORT-TERM INSTRUMENTS 7.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.8%
PIMCO Short-Term Floating NAV Portfolio III	1,832,811	18,167

Total Short-Term Instruments (Cost $18,272)		18,167

Total Investments in Affiliates (Cost $18,272)		18,167

Total Investments 99.3% (Cost $234,150)		$230,054
Financial Derivative Instruments (f)(h) 1.4% (Cost or Premiums, net $(71))		3,379
Other Assets and Liabilities, net (0.7%)		(1,647)

Net Assets 100.0%		$231,786

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$286	Fannie Mae 2.260% due 10/17/2022	$(292)	$286	$286

Total Repurchase Agreements						$(292)	$286	$286

(1)	Includes accrued interest.

As of December 31, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2014 was $80 at a weighted average interest rate of 0.179%.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	297	$17	$4	$0
90-Day Eurodollar June Futures	Long	06/2015	204	(24)	2	0
90-Day Eurodollar June Futures	Short	06/2018	90	(10)	0	(7)
90-Day Eurodollar March Futures	Long	03/2015	131	(3)	2	0
90-Day Eurodollar March Futures	Short	03/2018	93	(12)	0	(7)
Euro-Bund 10-Year Bond March Futures	Short	03/2015	11	(29)	0	(1)
U.S. Treasury 5-Year Note March Futures	Short	03/2015	169	(20)	0	(26)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	14	11	3	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2015	6	(2)	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2015	108	(99)	0	(4)

Total Futures Contracts				$(171)	$11	$(45)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019	$3,564	$248	$(5)	$3	$0
CDX.IG-21 3-Year Index	1.000%	12/20/2016	1,900	29	(3)	0	0

				$277	$(8)	$3	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.700%	10/16/2019		$21,300	$(29)	$(4)	$0	$(16)
Receive	3-Month USD-LIBOR	1.650%	10/16/2019		16,000	17	30	0	(12)
Receive	6-Month GBP-LIBOR	1.500%	09/18/2016	GBP	3,900	(55)	(24)	0	(1)
Receive	6-Month GBP-LIBOR	1.550%	10/06/2016		300	(2)	(2)	0	0
Receive	6-Month GBP-LIBOR	1.510%	10/07/2016		1,900	(15)	(14)	0	(1)
Receive	6-Month GBP-LIBOR	1.880%	10/05/2017		600	(12)	(12)	0	0
Receive	6-Month GBP-LIBOR	1.837%	10/06/2017		100	(2)	(2)	0	0
Pay	28-Day MXN-TIIE	4.955%	06/24/2019	MXN	120,000	(90)	(90)	17	0
Pay	28-Day MXN-TIIE	6.410%	11/07/2029		16,600	(20)	(13)	8	0

						$(208)	$(131)	$25	$(30)

Total Swap Agreements						$69	$(139)	$28	$(30)

(g)	Securities with an aggregate market value of $256 and cash of $1,358 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	EUR	113		$139	$2	$0
	01/2015	ILS	3,951		1,061	48	0
	01/2015		$318	EUR	256	0	(8)
	01/2015		2,716	JPY	325,325	2	(2)
	02/2015	JPY	155,125		$1,294	0	(2)
	03/2015	ILS	2,128		541	0	(5)
	05/2015	CAD	2,762		2,517	146	0
	06/2015	EUR	1,498		2,037	221	0
	06/2015		$175	EUR	134	0	(13)
	06/2016	EUR	4,446		$6,088	645	0
	06/2016		$253	EUR	187	0	(24)
BPS	01/2015	BRL	1,094		$421	10	0
	01/2015	EUR	546		675	14	0
	01/2015	MXN	42,457		3,204	329	0
	01/2015		$412	BRL	1,094	0	0
	02/2015	MXN	16,957		$1,280	134	0
	06/2015	EUR	676		917	98	0
	06/2015		$694	EUR	518	0	(67)
BRC	03/2015	MXN	5,361		$378	16	0
	06/2015	EUR	855		1,162	125	0
	06/2015		$273	EUR	207	0	(22)
	06/2016	EUR	877		$1,206	132	0
CBK	01/2015		1,725		2,140	53	0
	01/2015		$20,069	EUR	16,170	0	(502)
	01/2015		891	JPY	105,500	0	(10)
	02/2015	EUR	5,049		$6,188	77	0
	03/2015	JPY	190,000		1,610	23	0
	06/2015	EUR	886		1,211	137	0
	06/2015		$406	EUR	307	0	(34)
DUB	01/2015	BRL	1,094		$412	0	0
	01/2015		$514	AUD	601	0	(23)
	01/2015		425	BRL	1,094	0	(14)
	05/2015	MXN	52,208		$3,782	275	0
	06/2015		$819	EUR	630	0	(56)
	07/2015	BRL	1,094		$403	12	0
	02/2016	EUR	900		1,211	115	0
	06/2016		439		601	64	0
	06/2016		$412	EUR	305	0	(39)
FBF	01/2015	JPY	817,877		$7,177	349	0
	05/2015	MXN	15,342		1,120	88	0
	06/2015	EUR	1,232		1,672	179	0
GLM	01/2015	AUD	592		484	1	0
	01/2015	EUR	2,127		2,620	46	0
	01/2015	JPY	353,200		2,993	44	0
	01/2015		$1,890	EUR	1,537	0	(30)
	01/2015		1,141	JPY	135,300	0	(11)
	02/2015	AUD	316		$256	0	(1)
	02/2015	CHF	222		230	7	0
	02/2015	EUR	1,305		1,590	10	0
	02/2015		$124	CHF	120	0	(3)
	06/2015		3,054	EUR	2,286	0	(284)
HUS	01/2015		688	JPY	81,400	0	(8)
	02/2015	AUD	455		$371	0	0
	02/2015		$112	MXN	1,573	0	(6)
JPM	01/2015	EUR	13,452		$16,676	398	0
	01/2015	ILS	3,248		853	20	0
	01/2015	JPY	88,500		750	11	0
	01/2015		$2,114	JPY	252,800	4	(7)
	02/2015	EUR	360		$440	4	0
	02/2015	JPY	42,100		350	0	(2)
	02/2015	MXN	1,654		115	3	0
	02/2015		$221	MXN	3,136	0	(9)
	03/2015	ILS	2,016		$511	0	(6)
MSB	01/2015	AUD	1,007		860	37	0
	02/2015	GBP	3,307		5,168	15	0
	02/2015	MXN	3,299		233	10	0
	03/2015		$2,397	CAD	2,744	0	(38)
	05/2015	MXN	19,604		$1,414	97	0
	06/2015	EUR	1,147		1,572	182	0
	06/2016		1,119		1,539	169	0
NAB	06/2015		859		1,168	127	0
	06/2016		2,555		3,509	380	0
	07/2016		1,998		2,710	260	0
RBC	02/2015	MXN	33,105		2,341	101	0
	02/2015		$2,158	MXN	28,509	0	(229)
UAG	01/2015		247	AUD	300	0	(2)
	02/2015	JPY	58,787		$488	0	(3)
	05/2015	MXN	25,072		1,831	146	0
	06/2015		$488	EUR	370	0	(39)

Total Forward Foreign Currency Contracts						$5,366	$(1,499)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205%	01/16/2020	$27,800	$404	$336

Total Purchased Options							$404	$336

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	400	$(1)	$(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		400	(1)	0
CBK	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		700	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		400	(1)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		300	(1)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		400	0	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		400	(1)	(1)
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		$3,400	(5)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	300	0	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		300	(1)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.100%	01/21/2015		200	(1)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.200%	01/21/2015		400	(1)	0
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		300	0	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		300	(1)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		200	0	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		200	0	0
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		200	0	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		200	0	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		400	(1)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		400	(1)	(1)

							$(17)	$(4)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus USD		$0.839	01/14/2015	AUD	300	$(2)	$(7)
	Call - OTC AUD versus USD		0.897	01/14/2015		300	(2)	0
	Put - OTC USD versus JPY	JPY	112.000	02/09/2015		$600	(6)	(1)
	Put - OTC USD versus JPY		113.000	05/22/2015		600	(9)	(5)
	Put - OTC USD versus JPY		80.000	02/18/2019		2,000	(114)	(28)
BPS	Put - OTC USD versus JPY		110.500	01/05/2015		300	(3)	0
	Put - OTC USD versus JPY		115.000	01/12/2015		200	(1)	0
	Put - OTC USD versus JPY		111.500	02/09/2015		200	(2)	0
	Put - OTC USD versus JPY		111.750	02/09/2015		500	(5)	0
BRC	Call - OTC EUR versus USD		$1.268	01/20/2015	EUR	300	(2)	0
	Put - OTC USD versus INR	INR	60.900	01/16/2015		$300	(2)	0
	Call - OTC USD versus INR		63.900	01/16/2015		300	(2)	(1)
	Call - OTC USD versus INR		63.850	02/05/2015		300	(2)	(2)
	Call - OTC USD versus INR		64.250	02/25/2015		300	(2)	(3)
	Put - OTC USD versus JPY	JPY	112.000	03/12/2015		700	(8)	(2)
CBK	Call - OTC EUR versus USD		$1.265	02/13/2015	EUR	400	(4)	(1)
	Put - OTC USD versus JPY	JPY	111.900	01/23/2015		$500	(4)	0
	Put - OTC USD versus JPY		112.880	03/13/2015		200	(2)	(1)
	Put - OTC USD versus JPY		112.000	05/15/2015		200	(3)	(1)
	Put - OTC USD versus JPY		99.000	09/30/2015		300	(3)	(1)
DUB	Call - OTC AUD versus USD		$0.875	01/08/2015	AUD	300	(2)	0
	Put - OTC AUD versus USD		0.855	01/16/2015		200	(2)	(8)
	Call - OTC EUR versus USD		1.268	01/27/2015	EUR	200	(2)	0
	Call - OTC EUR versus USD		1.260	02/10/2015		600	(7)	(1)
	Call - OTC EUR versus USD		1.270	02/18/2015		200	(2)	0
	Put - OTC USD versus JPY	JPY	112.850	03/25/2015		$200	(3)	(1)
	Put - OTC USD versus JPY		112.500	05/22/2015		200	(2)	(2)
FBF	Call - OTC AUD versus USD		$0.890	01/22/2015	AUD	200	(1)	0
	Call - OTC USD versus INR	INR	64.000	02/05/2015		$200	(1)	(1)
	Put - OTC USD versus JPY	JPY	112.000	01/20/2015		900	(6)	0
	Put - OTC USD versus JPY		111.400	05/14/2015		200	(3)	(1)
	Call - OTC USD versus MXN	MXN	14.500	02/02/2015		200	(1)	(5)
GLM	Put - OTC EUR versus USD		$1.230	01/16/2015	EUR	200	(2)	(4)
	Put - OTC EUR versus USD		1.225	01/23/2015		200	(2)	(4)
	Put - OTC USD versus BRL	BRL	2.300	01/20/2015		$300	(1)	0
	Call - OTC USD versus BRL		2.800	01/20/2015		300	(2)	(1)
	Put - OTC USD versus INR	INR	61.000	02/18/2015		300	(2)	0
	Call - OTC USD versus INR		63.500	02/18/2015		300	(2)	(4)
	Call - OTC USD versus INR		63.850	02/25/2015		100	(1)	(1)
	Call - OTC USD versus JPY	JPY	119.000	01/16/2015		300	(3)	(4)
	Call - OTC USD versus JPY		119.000	01/30/2015		300	(3)	(5)
	Put - OTC USD versus JPY		113.500	05/27/2015		200	(3)	(2)
	Call - OTC USD versus MXN	MXN	14.250	02/18/2015		100	(1)	(4)
	Call - OTC USD versus MXN		14.480	02/20/2015		200	(2)	(5)
HUS	Call - OTC USD versus INR	INR	63.850	02/25/2015		200	(2)	(2)
	Call - OTC USD versus INR		64.250	02/26/2015		200	(1)	(2)
	Put - OTC USD versus MXN	MXN	13.350	02/25/2015		200	(1)	0
	Call - OTC USD versus MXN		14.050	02/25/2015		200	(1)	(10)
JPM	Put - OTC USD versus BRL	BRL	2.300	01/21/2015		200	(1)	0
	Call - OTC USD versus BRL		2.800	01/21/2015		200	(2)	(1)
	Put - OTC USD versus BRL		2.300	01/23/2015		200	(2)	0
	Call - OTC USD versus BRL		2.800	01/23/2015		200	(2)	(1)
	Put - OTC USD versus BRL		2.400	02/12/2015		100	0	0
	Call - OTC USD versus BRL		2.900	02/12/2015		100	(1)	0
	Call - OTC USD versus INR	INR	63.400	01/22/2015		200	(1)	(1)
	Call - OTC USD versus INR		65.900	05/12/2015		400	(3)	(5)
	Put - OTC USD versus JPY	JPY	112.600	02/13/2015		200	(2)	0
	Call - OTC USD versus MXN	MXN	14.350	02/26/2015		600	(5)	(21)
MSB	Put - OTC USD versus BRL	BRL	2.300	01/28/2015		300	(1)	0
	Call - OTC USD versus BRL		2.800	01/28/2015		300	(4)	(1)
SOG	Put - OTC USD versus JPY	JPY	109.000	11/19/2015		200	(3)	(2)
UAG	Call - OTC USD versus INR	INR	64.250	02/25/2015		500	(4)	(5)
	Put - OTC USD versus JPY	JPY	110.500	01/07/2015		400	(4)	0
	Put - OTC USD versus JPY		111.500	02/09/2015		200	(2)	0
	Put - OTC USD versus JPY		112.500	02/11/2015		200	(2)	0
	Put - OTC USD versus JPY		110.000	05/12/2015		400	(5)	(2)
UBS	Put - OTC USD versus JPY		112.000	02/09/2015		200	(2)	0

							$(285)	$(159)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.300%	01/20/2015	$16,100	$(36)	$(38)
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	01/16/2018	27,800	(339)	(289)
JPM	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.400%	01/20/2015	30,100	(47)	(33)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.200%	01/16/2015	27,600	(84)	(118)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.900%	01/20/2015	10,200	(45)	(13)

							$(551)	$(491)

Total Written Options							$(853)	$(654)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
GST	Venezuela Government International Bond	(5.000%)	06/20/2015	53.467%	$200	$21	$18	$39	$0

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2016	0.138%		$200	$(3)	$5	$2	$0
	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.766%	EUR	500	11	(4)	7	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%		$200	(1)	1	0	0
	Brazil Government International Bond	1.000%	03/20/2019	1.681%		100	(5)	2	0	(3)
	China Government International Bond	1.000%	06/20/2019	0.720%		400	3	2	5	0
	Italy Government International Bond	1.000%	09/20/2019	1.155%		200	0	(1)	0	(1)
	Japan Government International Bond	1.000%	12/20/2015	0.162%		400	7	(3)	4	0
	Mexico Government International Bond	1.000%	09/20/2015	0.370%		100	1	0	1	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		100	0	1	1	0
	Russia Government International Bond	1.000%	03/20/2019	4.827%		500	(35)	(35)	0	(70)
	Standard Chartered PLC	1.000%	03/20/2019	0.740%	EUR	200	(2)	5	3	0
BPS	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.766%		600	13	(5)	8	0
	Comcast Corp.	1.000%	09/20/2019	0.274%		$100	3	0	3	0
	U.S. Treasury Notes	0.250%	09/20/2016	0.106%	EUR	900	(17)	20	3	0
BRC	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.192%		$500	9	(2)	7	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%		500	(1)	0	0	(1)
	China Government International Bond	1.000%	09/20/2015	0.165%		300	4	(2)	2	0
	China Government International Bond	1.000%	09/20/2016	0.283%		200	3	0	3	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		100	(2)	1	0	(1)
	Indonesia Government International Bond	1.000%	09/20/2019	1.434%		300	(6)	0	0	(6)
	MetLife, Inc.	1.000%	03/20/2019	0.525%		400	3	5	8	0
	MetLife, Inc.	1.000%	09/20/2019	0.608%		500	9	0	9	0
	Mexico Government International Bond	1.000%	09/20/2015	0.370%		100	1	0	1	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%		1,400	(12)	(29)	0	(41)
CBK	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.192%		200	4	(1)	3	0
	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.766%	EUR	200	4	(2)	2	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%		$200	(1)	2	1	0
	Brazil Government International Bond	1.000%	03/20/2017	1.242%		200	(2)	1	0	(1)
	China Government International Bond	1.000%	03/20/2019	0.660%		300	2	3	5	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%		1,000	(12)	(31)	0	(43)
	HSBC Bank PLC	1.000%	03/20/2019	0.570%	EUR	500	(5)	16	11	0
	Mexico Government International Bond	1.000%	09/20/2016	0.523%		$100	0	0	0	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		200	0	2	2	0
DUB	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.424%		200	4	1	5	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%		200	(1)	0	0	(1)
	Brazil Government International Bond	1.000%	03/20/2017	1.242%		300	(3)	2	0	(1)
	China Government International Bond	1.000%	12/20/2018	0.622%		200	3	0	3	0
	China Government International Bond	1.000%	03/20/2019	0.660%		600	0	8	8	0
	China Government International Bond	1.000%	06/20/2019	0.720%		300	2	1	3	0
	Export-Import Bank of China	1.000%	12/20/2016	0.512%		300	(24)	27	3	0
	General Electric Capital Corp.	1.000%	06/20/2017	0.402%		1,000	19	(4)	15	0
	HSBC Bank PLC	1.000%	12/20/2018	0.327%	EUR	400	4	9	13	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		$200	(5)	2	0	(3)
	MetLife, Inc.	1.000%	03/20/2019	0.525%		200	3	1	4	0
	Mexico Government International Bond	1.000%	03/20/2016	0.437%		500	(3)	6	3	0
	Mexico Government International Bond	1.000%	09/20/2016	0.523%		100	0	0	0	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.431%		500	9	3	12	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.473%		2,100	43	6	49	0
FBF	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.766%	EUR	100	2	(1)	1	0
	MetLife, Inc.	1.000%	06/20/2016	0.192%		$1,300	23	(7)	16	0
GST	MetLife, Inc.	1.000%	06/20/2016	0.192%		1,000	17	(5)	12	0
	Mexico Government International Bond	1.000%	09/20/2016	0.523%		300	1	1	2	0
	Russia Government International Bond	1.000%	12/20/2019	4.779%		100	(7)	(9)	0	(16)
	United Kingdom Gilt	1.000%	03/20/2015	0.035%		100	1	0	1	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.789%		600	(6)	7	1	0
	Brazil Government International Bond	1.000%	03/20/2016	0.995%		200	(1)	1	0	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%		700	(1)	0	0	(1)
	Indonesia Government International Bond	1.000%	09/20/2019	1.434%		300	(6)	0	0	(6)
	Mexico Government International Bond	1.000%	09/20/2015	0.370%		200	2	(1)	1	0
	Mexico Government International Bond	1.000%	09/20/2016	0.523%		100	0	0	0	0
	Russia Government International Bond	1.000%	06/20/2017	4.955%		100	(2)	(7)	0	(9)
	Russia Government International Bond	1.000%	12/20/2019	4.779%		200	(14)	(17)	0	(31)
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.789%		100	(1)	1	0	0
	China Government International Bond	1.000%	12/20/2018	0.622%		700	7	4	11	0
	China Government International Bond	1.000%	06/20/2019	0.720%		500	3	4	7	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		100	(2)	1	0	(1)
	Mexico Government International Bond	1.000%	09/20/2016	0.523%		100	1	0	1	0
	PSEG Power LLC	1.000%	12/20/2018	0.737%		200	1	1	2	0
MYC	BP Capital Markets America, Inc.	1.000%	12/20/2019	0.766%	EUR	300	7	(3)	4	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%		$100	(1)	1	0	0
	Brazil Government International Bond	1.000%	03/20/2019	1.681%		500	(23)	10	0	(13)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		1,000	4	(11)	0	(7)
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		200	0	2	2	0
	Standard Chartered PLC	1.000%	03/20/2019	0.740%	EUR	100	(1)	3	2	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.789%		$500	(5)	6	1	0
	Japan Government International Bond	1.000%	12/20/2015	0.162%		400	6	(3)	3	0

							$29	$(9)	$276	$(256)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-21 3-Year Index	5.000%	12/20/2016	$495	$40	$(13)	$27	$0
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	940	79	(82)	0	(3)
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	1,134	(6)	4	0	(2)
GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	188	24	(25)	0	(1)
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	658	73	(75)	0	(2)
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	96	0	1	1	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	846	107	(109)	0	(2)

					$317	$(299)	$28	$(10)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	2,300	$9	$(16)	$0	$(7)
BPS	Pay	1-Year BRL-CDI	9.120%	01/02/2017		1,100	3	(30)	0	(27)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		1,500	(6)	(4)	0	(10)
DUB	Pay	1-Year BRL-CDI	11.470%	01/02/2017		8,600	12	(37)	0	(25)
GLM	Pay	1-Year BRL-CDI	11.320%	01/04/2016		2,900	(2)	(1)	0	(3)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		9,700	14	(42)	0	(28)
	Pay	1-Year BRL-CDI	13.000%	01/02/2018		6,700	0	19	19	0
HUS	Pay	1-Year BRL-CDI	8.950%	01/02/2017		300	0	(8)	0	(8)
JPM	Pay	1-Year BRL-CDI	10.910%	01/02/2017		8,700	(19)	(41)	0	(60)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		7,000	(1)	(19)	0	(20)
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017		1,600	1	(43)	0	(42)

							$11	$(222)	$19	$(230)

Total Swap Agreements							$378	$(512)	$362	$(496)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,144	$0	$4,144
Corporate Bonds & Notes
Banking & Finance	0	56,183	0	56,183
Industrials	0	12,263	0	12,263
Utilities	0	15,644	0	15,644
Municipal Bonds & Notes
New Jersey	0	1,497	0	1,497
Texas	0	80	0	80
U.S. Government Agencies	0	11,132	0	11,132
U.S. Treasury Obligations	0	24,468	0	24,468
Mortgage-Backed Securities	0	23,197	106	23,303
Asset-Backed Securities	0	19,987	0	19,987
Sovereign Issues	0	19,341	0	19,341
Short-Term Instruments
Certificates of Deposit	0	3,005	0	3,005
Commercial Paper	0	3,897	0	3,897
Repurchase Agreements	0	286	0	286
Japan Treasury Bills	0	4,592	0	4,592
Mexico Treasury Bills	0	12,065	0	12,065
	$0	$211,781	$106	$211,887

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$18,167	$0	$0	$18,167

Total Investments	$18,167	$211,781	$106	$230,054

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11	28	0	39
Over the counter	0	6,064	0	6,064
	$11	$6,092	$0	$6,103

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(45)	(30)	0	(75)
Over the counter	0	(2,649)	0	(2,649)

	$(45)	$(2,679)	$0	$(2,724)

Totals	$18,133	$215,194	$106	$233,433

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Low Volatility RAFI®-PLUS AR Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 61.4%
BANK LOAN OBLIGATIONS 0.4%
Burger King Worldwide, Inc.
4.500% due 10/27/2021		$5,200	$5,202
Dell, Inc.
3.750% due 10/29/2018		225	224
MGM Resorts International
3.500% due 12/20/2019		196	192

Total Bank Loan Obligations (Cost $5,566)			5,618

CORPORATE BONDS & NOTES 14.4%
BANKING & FINANCE 11.5%
Ally Financial, Inc.
2.750% due 01/30/2017		1,300	1,299
2.911% due 07/18/2016		200	199
3.250% due 09/29/2017		4,000	4,010
3.500% due 07/18/2016		300	304
4.625% due 06/26/2015		600	605
5.500% due 02/15/2017		800	842
8.000% due 03/15/2020		241	285
8.300% due 02/12/2015		4,700	4,729
AyT Cedulas Cajas Fondo de Titulizacion de Activos
3.750% due 03/31/2015	EUR	600	732
Ayt Cedulas Cajas Global
0.186% due 02/22/2018		900	1,066
Banca Carige SpA
3.750% due 11/25/2016		1,100	1,403
Banca Monte dei Paschi di Siena SpA
3.125% due 06/30/2015		200	245
4.875% due 09/15/2016		300	388
5.000% due 02/09/2019		600	817
Banco Bradesco S.A.
4.500% due 01/12/2017		$200	208
Banco do Brasil S.A.
6.000% due 01/22/2020		2,500	2,682
Banco Popolare SC
3.625% due 03/31/2017	EUR	400	517
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)		3,000	4,142
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$900	917
Banco Santander Chile
1.130% due 04/11/2017		700	697
3.750% due 09/22/2015		400	406
Banco Santander S.A.
6.250% due 09/11/2021 (d)	EUR	5,100	5,984
Bank of America Corp.
0.843% due 08/25/2017		$100	100
1.125% due 04/01/2019		100	100
1.317% due 03/22/2018		2,400	2,419
2.650% due 04/01/2019		100	101
6.500% due 08/01/2016		200	216
Bank of America N.A.
0.521% due 06/15/2016		1,900	1,888
0.652% due 05/08/2017		12,900	12,886
5.300% due 03/15/2017		325	349
Bank of Nova Scotia
0.540% due 04/11/2017		1,300	1,298
Bankia S.A.
3.625% due 10/05/2016	EUR	900	1,153
4.250% due 07/05/2016		1,800	2,310
Barclays Bank PLC
7.625% due 11/21/2022		$400	438
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	400	475
8.000% due 12/15/2020 (d)		200	253
BBVA Bancomer S.A.
4.500% due 03/10/2016		$1,500	1,552
Bear Stearns Cos. LLC
7.250% due 02/01/2018		3,600	4,152
BNP Paribas S.A.
0.542% due 11/07/2015		1,100	1,099
BPCE S.A.
0.873% due 06/17/2017		900	902
2.500% due 07/15/2019		300	302

BPE Financiaciones S.A.
4.000% due 07/17/2015	EUR	500	616
Caixa Economica Federal
2.375% due 11/06/2017		$100	95
4.250% due 05/13/2019		300	293
CIT Group, Inc.
4.250% due 08/15/2017		1,900	1,943
4.750% due 02/15/2015		1,500	1,503
5.000% due 05/15/2017		200	208
Citigroup, Inc.
4.587% due 12/15/2015		1,400	1,447
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
8.375% due 07/26/2016 (d)		500	535
8.400% due 06/29/2017 (d)		1,300	1,427
Credit Agricole S.A.
0.785% due 06/12/2017		3,500	3,505
6.500% due 06/23/2021 (d)	EUR	3,300	4,070
7.875% due 01/23/2024 (d)		$200	204
Credit Suisse
0.539% due 03/11/2016		3,100	3,100
Depfa ACS Bank
3.875% due 11/14/2016	EUR	2,900	3,747
Dexia Credit Local S.A.
0.612% due 11/07/2016		$2,600	2,610
0.630% due 01/11/2017		1,100	1,105
2.000% due 01/22/2021	EUR	200	262
Eksportfinans ASA
0.720% due 07/28/2016	JPY	100,000	820
2.000% due 09/15/2015		$800	802
European Investment Bank
7.500% due 12/15/2017	NZD	400	341
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	500	773
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		$900	904
3.984% due 06/15/2016		7,600	7,874
General Electric Capital Corp.
3.800% due 06/18/2019		100	106
General Motors Financial Co., Inc.
2.750% due 05/15/2016		700	713
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	700	918
GMAC International Finance BV
7.500% due 04/21/2015		100	123
HBOS PLC
0.882% due 09/01/2016		600	724
6.750% due 05/21/2018		$100	112
ING Bank NV
5.125% due 05/01/2015		6,200	6,284
International Lease Finance Corp.
4.875% due 04/01/2015		1,000	1,009
5.750% due 05/15/2016		300	312
6.750% due 09/01/2016		400	427
7.125% due 09/01/2018		1,500	1,684
8.625% due 09/15/2015		2,000	2,090
8.750% due 03/15/2017		2,200	2,442
8.875% due 09/01/2017		100	113
JPMorgan Chase & Co.
0.752% due 02/15/2017		700	699
0.784% due 04/25/2018		3,400	3,395
1.350% due 02/15/2017		600	600
2.600% due 01/15/2016		700	712
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	3,132	4,889
Metropolitan Life Global Funding
1.700% due 06/29/2015		$900	905
Morgan Stanley
0.711% due 10/15/2015		1,000	1,002
1.514% due 04/25/2018		600	610
Navient Corp.
4.625% due 09/25/2017		200	204
5.000% due 04/15/2015		1,700	1,717
6.000% due 01/25/2017		1,300	1,365
6.250% due 01/25/2016		4,400	4,587
8.450% due 06/15/2018		400	447
Novo Banco S.A.
3.375% due 02/17/2016	EUR	600	728
Principal Life Income Funding Trusts
5.550% due 04/27/2015		$600	610
Prudential Covered Trust
2.997% due 09/30/2015		3,300	3,347
QBE Capital Funding Ltd.
7.250% due 05/24/2041		350	382
Rabobank Group
3.375% due 01/19/2017		3,000	3,131
4.000% due 09/10/2015	GBP	400	637

RCI Banque S.A.
4.600% due 04/12/2016		$2,100	2,183
Shinsei Bank Ltd.
7.375% due 09/14/2020	EUR	400	504
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		$1,100	1,091
Springleaf Finance Corp.
5.400% due 12/01/2015		500	514
Stadshypotek AB
1.250% due 05/23/2018		1,100	1,086
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		300	311
Swedbank Hypotek AB
1.375% due 03/28/2018		500	496
Toronto-Dominion Bank
2.125% due 07/02/2019		1,100	1,096
UBS AG
5.125% due 05/15/2024		400	403
5.875% due 12/20/2017		3,000	3,352
7.250% due 02/22/2022		400	430
UniCredit SpA
6.750% due 09/10/2021 (d)	EUR	600	703
8.000% due 06/03/2024 (d)		$200	195
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	300	502
6.000% due 04/15/2021		100	165
Wachovia Capital Trust
5.570% due 02/02/2015 (d)		$1,000	971
Wells Fargo & Co.
0.641% due 09/14/2018		4,500	4,457
WM Covered Bond Program
4.000% due 11/26/2016	EUR	1,500	1,934

			170,071

INDUSTRIALS 2.0%
ADT Corp.
4.875% due 07/15/2042		$700	521
Amgen, Inc.
0.833% due 05/22/2019		300	300
2.200% due 05/22/2019		900	897
BAT International Finance PLC
1.400% due 06/05/2015		1,280	1,282
BMW U.S. Capital LLC
0.574% due 06/02/2017		2,200	2,200
CNPC General Capital Ltd.
1.133% due 05/14/2017		200	200
2.750% due 05/14/2019		1,300	1,293
ConAgra Foods, Inc.
0.601% due 07/21/2016		200	200
COX Communications, Inc.
5.500% due 10/01/2015		500	517
Daimler Finance North America LLC
0.588% due 03/10/2017		800	799
DISH DBS Corp.
4.250% due 04/01/2018		100	102
4.625% due 07/15/2017		200	207
7.125% due 02/01/2016		1,300	1,370
7.750% due 05/31/2015		3,900	4,012
Enterprise Products Operating LLC
1.250% due 08/13/2015		1,000	1,003
HCA, Inc.
5.000% due 03/15/2024		200	206
6.500% due 02/15/2016		1,000	1,046
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	2,900	2,881
KP Germany Erste GmbH
11.625% due 07/15/2017		200	260
Masco Corp.
6.125% due 10/03/2016		$100	107
MGM Resorts International
7.625% due 01/15/2017		1,300	1,404
10.000% due 11/01/2016		400	447
Mondelez International, Inc.
2.250% due 02/01/2019		200	199
Nissan Motor Acceptance Corp.
0.785% due 03/03/2017		400	402
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		1,400	1,412
PepsiCo, Inc.
0.444% due 02/26/2016		1,010	1,011
Petrobras International Finance Co. S.A.
7.875% due 03/15/2019		600	634
Roche Holdings, Inc.
0.597% due 09/30/2019		1,600	1,600

Sinopec Group Overseas Development Ltd.
4.375% due 10/17/2023		200	210
Statoil ASA
0.692% due 11/08/2018		1,000	1,002
Thermo Fisher Scientific, Inc.
3.200% due 05/01/2015		2,000	2,017

			29,741

UTILITIES 0.9%
AES Corp.
3.234% due 06/01/2019		700	684
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		500	498
Laclede Group, Inc.
0.982% due 08/15/2017		2,200	2,200
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		85	80
Petrobras Global Finance BV
2.603% due 03/17/2017		100	93
3.250% due 03/17/2017		200	189
Petroleos Mexicanos
8.000% due 05/03/2019		200	238
Sinopec Group Overseas Development Ltd.
1.009% due 04/10/2017		500	501
1.750% due 04/10/2017		800	797
Sprint Communications, Inc.
6.000% due 12/01/2016		1,100	1,153
8.375% due 08/15/2017		100	108
9.125% due 03/01/2017		1,400	1,543
SSE PLC
5.625% due 10/01/2017 (d)	EUR	500	657
Verizon Communications, Inc.
1.771% due 09/15/2016		$2,800	2,852
2.500% due 09/15/2016		343	351
3.650% due 09/14/2018		1,000	1,057
Vodafone Group PLC
0.617% due 02/19/2016		400	400

			13,401

Total Corporate Bonds & Notes (Cost $217,436)			213,213

MUNICIPAL BONDS & NOTES 0.8%
ILLINOIS 0.7%
Illinois State General Obligation Notes, Series 2010
4.421% due 01/01/2015		10,000	10,000

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,895	1,631

Total Municipal Bonds & Notes (Cost $11,611)			11,631

U.S. GOVERNMENT AGENCIES 1.0%
Fannie Mae
0.230% due 07/25/2037		31	30
0.520% due 09/25/2042		42	42
3.500% due 01/01/2030 - 02/01/2030		8,000	8,445
4.000% due 01/01/2045		5,000	5,335
Freddie Mac
0.561% due 11/15/2043		1,694	1,701

Total U.S. Government Agencies (Cost $15,524)			15,553

U.S. TREASURY OBLIGATIONS 18.2%
U.S. Treasury Bonds
3.125% due 08/15/2044 (f)		53,300	57,393
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (i)		43,674	42,645
0.125% due 01/15/2023 (i)		3,703	3,589
0.125% due 07/15/2024 (i)		56,997	55,018
2.375% due 01/15/2025 (i)		4,031	4,743
U.S. Treasury Notes
0.250% due 05/31/2015 (i)		3,000	3,002
1.875% due 11/30/2021 (f)		28,500	28,338
2.125% due 09/30/2021 (h)(k)		72,900	73,703
2.250% due 07/31/2021 (k)		1,800	1,835

Total U.S. Treasury Obligations (Cost $265,790)			270,266

MORTGAGE-BACKED SECURITIES 1.8%
Aggregator of Loans Backed by Assets
3.002% due 05/25/2051	GBP	255	399
BAMLL Commercial Mortgage Securities Trust
1.514% due 12/15/2029		$5,600	5,607
Banc of America Funding Trust
2.799% due 01/20/2047 ^		1,963	1,575
BCAP LLC Trust
0.380% due 05/25/2047		431	321
Bear Stearns Adjustable Rate Mortgage Trust
2.625% due 01/25/2034		136	128
2.786% due 02/25/2034		412	405
Bear Stearns Structured Products, Inc.
2.591% due 01/26/2036		2,958	2,352
Berica Residential MBS SRL
0.383% due 03/31/2048	EUR	268	318
Citigroup Commercial Mortgage Trust
0.911% due 06/15/2033		$1,100	1,103
2.210% due 09/10/2045 (a)		970	97
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035		59	59
Claris ABS
0.538% due 10/31/2060	EUR	726	870
Commercial Mortgage Trust
1.059% due 06/11/2027		$800	799
Countrywide Alternative Loan Trust
0.450% due 12/25/2035		40	35
0.670% due 12/25/2035 ^		222	161
Countrywide Home Loan Mortgage Pass-Through Trust
2.330% due 02/20/2036		708	608
2.418% due 11/25/2034		35	34
2.459% due 10/19/2032		22	18
2.465% due 08/25/2034		34	30
5.024% due 10/20/2035		537	489
Credit Suisse First Boston Mortgage Securities Corp.
0.820% due 11/25/2031		65	57
Deco UK PLC
0.717% due 01/27/2020	GBP	683	1,043
Eurohome UK Mortgages PLC
0.710% due 06/15/2044		446	658
Granite Mortgages PLC
1.211% due 07/20/2043		$512	512
HarborView Mortgage Loan Trust
0.384% due 05/19/2035		1,857	1,555
IndyMac Mortgage Loan Trust
2.615% due 06/25/2035 ^		457	395
4.273% due 05/25/2036 ^		216	186
JPMorgan Mortgage Trust
2.559% due 08/25/2036		57	50
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.601% due 12/15/2030		16	15
Merrill Lynch Mortgage Investors Trust
0.420% due 11/25/2035		7	7
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		290	274
Newgate Funding PLC
0.712% due 12/01/2050	GBP	900	1,279
Puma Finance Pty. Ltd.
3.435% due 10/18/2045	AUD	626	510
3.533% due 05/13/2045		646	528
RMAC PLC
0.213% due 06/12/2037	EUR	2,035	2,303
RMAC Securities PLC
0.710% due 06/12/2044	GBP	871	1,264
Structured Asset Mortgage Investments Trust
0.414% due 07/19/2035		$43	41
Thornburg Mortgage Securities Trust
1.420% due 06/25/2047		54	48
Vulcan European Loan Conduit Ltd.
0.358% due 05/15/2017	EUR	141	169
Wells Fargo Commercial Mortgage Trust
1.185% due 02/15/2027		$300	300
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 03/25/2035		768	783

Total Mortgage-Backed Securities (Cost $28,196)			27,385

ASSET-BACKED SECURITIES 2.8%
ACE Securities Corp.
0.790% due 02/25/2036 ^		600	489
Aimco CLO
0.482% due 08/20/2020		259	258

Ally Auto Receivables Trust
0.480% due 02/15/2017		1,100	1,099
Amortizing Residential Collateral Trust
0.750% due 07/25/2032		825	767
Argent Securities Trust
0.330% due 05/25/2036		15,237	5,682
Atrium CDO Corp.
1.332% due 11/16/2022		700	701
Bear Stearns Asset-Backed Securities Trust
0.620% due 08/25/2036		300	253
1.550% due 01/25/2035		47	42
Cairn CLO BV
0.413% due 10/15/2022	EUR	62	75
Citigroup Mortgage Loan Trust, Inc.
0.230% due 07/25/2045		$488	422
COA Summit CLO Ltd.
1.581% due 04/20/2023		250	250
Countrywide Asset-Backed Certificates
0.500% due 07/25/2036		260	211
Dureve Ltd.
0.579% due 11/01/2095	EUR	57	67
Ford Credit Auto Owner Trust
0.470% due 03/15/2017		$777	777
Gallatin CLO Ltd.
1.501% due 07/15/2023		200	200
GE Equipment Transportation LLC
0.550% due 12/23/2016		700	699
GE-WMC Asset-Backed Pass-Through Certificates
0.420% due 12/25/2035		3,341	3,071
GSAMP Trust
0.320% due 09/25/2036		1,641	770
Harbourmaster CLO BV
1.034% due 02/06/2024	EUR	800	957
HSI Asset Securitization Corp. Trust
0.280% due 12/25/2036		$2,056	999
Jubilee CDO BV
0.487% due 09/20/2022	EUR	600	719
LCM LP
1.491% due 04/15/2022		$500	499
Long Beach Mortgage Loan Trust
0.730% due 09/25/2034		444	393
Merrill Lynch Mortgage Investors Trust
0.240% due 04/25/2047		2,713	1,549
Motor PLC
0.650% due 08/25/2021		844	845
Navient Private Education Loan Trust
0.861% due 09/16/2024		830	830
Neuberger Berman CLO Ltd.
1.384% due 07/25/2023		1,500	1,499
New Century Home Equity Loan Trust
0.420% due 08/25/2036		17,000	9,792
Nissan Auto Lease Trust
0.480% due 09/15/2016		1,100	1,099
Octagon Investment Partners Ltd.
1.502% due 05/05/2023		500	498
OneMain Financial Issuance Trust
2.470% due 09/18/2024		700	703
Option One Mortgage Loan Trust
0.390% due 01/25/2037		189	117
Panther CDO BV
0.455% due 03/20/2084	EUR	1,393	1,585
Race Point CLO Ltd.
1.541% due 12/15/2022		$600	601
Residential Asset Mortgage Products Trust
1.820% due 11/25/2034		267	254
Residential Asset Securities Corp. Trust
0.340% due 11/25/2036		1,066	942
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		840	840
SLM Student Loan Trust
0.734% due 10/25/2017		51	51
Toyota Auto Receivables Owner Trust
0.400% due 12/15/2016		900	899

Total Asset-Backed Securities (Cost $41,416)			41,504

SOVEREIGN ISSUES 5.1%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	27,900	9,904
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		1,300	428
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$500	535
Export-Import Bank of Korea
0.980% due 01/14/2017		2,000	2,007

Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	200	174
Italy Buoni Poliennali Del Tesoro
3.750% due 09/01/2024	EUR	24,600	34,746
4.500% due 05/01/2023		2,200	3,246
4.750% due 08/01/2023		4,100	6,167
4.750% due 09/01/2028		1,400	2,143
Japan Government International Bond
1.600% due 03/20/2033	JPY	20,000	186
Korea Land & Housing Corp.
1.875% due 08/02/2017		$900	898
Mexico Government International Bond
4.750% due 06/14/2018	MXN	34,000	2,302
7.750% due 05/29/2031		18,770	1,448
7.750% due 11/23/2034		8,100	630
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	70,000	478
4.500% due 07/03/2017		80,000	536
Spain Government International Bond
4.800% due 01/31/2024	EUR	5,900	9,146
5.150% due 10/31/2028		200	325

Total Sovereign Issues (Cost $78,588)			75,299

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
GMAC Capital Trust
8.125% due 02/15/2040		7,000	185

Total Preferred Securities (Cost $188)			185

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 16.9%
CERTIFICATES OF DEPOSIT 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
0.981% due 10/23/2015		$1,500	1,499
Credit Suisse
0.440% due 01/12/2015		200	200
0.553% due 08/24/2015		100	100
0.608% due 01/28/2016		500	500
Intesa Sanpaolo SpA
1.610% due 04/11/2016		700	701

			3,000

COMMERCIAL PAPER 0.1%
Entergy Corp.
0.900% due 01/20/2015		1,100	1,100
Tesco Treasury Services PLC
1.024% due 08/18/2015		600	589

			1,689

REPURCHASE AGREEMENTS (e) 0.0%			651

SHORT-TERM NOTES 9.2%
Fannie Mae
0.071% due 04/27/2015		13,800	13,799
0.076% due 05/01/2015		3,000	2,999
0.081% due 05/01/2015		1,700	1,700
Federal Home Loan Bank
0.081% due 04/06/2015		5,400	5,399
0.088% due 04/24/2015		2,400	2,400
0.091% due 02/13/2015 - 05/19/2015		17,900	17,898
0.093% due 04/29/2015		5,900	5,899
0.096% due 03/06/2015		7,200	7,200
0.112% due 05/20/2015		300	300
0.115% due 05/22/2015		600	600
0.119% due 05/19/2015		9,870	9,868
0.157% due 07/16/2015		3,600	3,598
Freddie Mac
0.071% due 03/25/2015 - 04/10/2015		58,700	58,695
0.086% due 03/19/2015		2,000	2,000
0.091% due 03/02/2015		4,500	4,499

			136,854

GREECE TREASURY BILLS 0.0%
2.046% due 02/06/2015	EUR	200	241

JAPAN TREASURY BILLS 7.0%
0.001% due 02/09/2015 - 03/23/2015 (b)	JPY	12,380,000	103,356

SLOVENIA TREASURY BILLS 0.1%
0.761% due 04/09/2015	EUR	1,000	1,210

U.S. TREASURY BILLS 0.3%
0.067% due 01/08/2015 - 05/28/2015 (b)(f)(i)(k)		$4,213	4,212

Total Short-Term Instruments (Cost $253,919)			251,213

Total Investments in Securities (Cost $918,234)			911,867

	SHARES
INVESTMENTS IN AFFILIATES 45.2%
SHORT-TERM INSTRUMENTS 45.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 45.2%
PIMCO Short-Term Floating NAV Portfolio		657,101	6,564
PIMCO Short-Term Floating NAV Portfolio III		67,132,447	665,417

Total Short-Term Instruments (Cost $676,395)			671,981

Total Investments in Affiliates (Cost $676,395)			671,981

Total Investments 106.6% (Cost $1,594,629)			$1,583,848
Financial Derivative Instruments (g)(j) 4.8% (Cost or Premiums, net $(1,774))			70,490
Other Assets and Liabilities, net (11.4%)			(169,074)

Net Assets 100.0%			$1,485,264

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SSB	0.000%	12/31/2014	01/02/2015	$651	Fannie Mae 2.260% due 10/17/2022	$(667)	$651	$651

Total Repurchase Agreements						$(667)	$651	$651

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	0.100%	12/31/2014	01/07/2015	$(8,819)	$(8,819)
DEU	0.050%	01/05/2015	01/12/2015	(9,763)	(9,763)
	0.100%	12/29/2014	01/12/2015	(15,194)	(15,194)
JPS	1.300%	12/31/2014	01/02/2015	(4,184)	(4,184)

Total Reverse Repurchase Agreements					$(37,960)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	0.200%	12/26/2014	01/09/2015	$(12,659)	$(12,668)
	0.250%	12/30/2014	01/06/2015	(9,678)	(9,682)
BPG	(0.090%)	01/02/2015	01/09/2015	(1,692)	(1,693)

Total Sale-Buyback Transactions					$(24,043)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $656 at a weighted average interest rate of 0.085%.
(3)	Payable for sale-buyback transactions includes $12 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
Fannie Mae	3.500%	01/01/2045	$100	$(104)	$(104)
Fannie Mae	3.500%	02/01/2045	64,000	(66,334)	(66,513)
Fannie Mae	4.000%	01/01/2045	37,000	(39,161)	(39,479)
Fannie Mae	4.000%	02/01/2045	130,000	(138,069)	(138,353)
Fannie Mae	4.000%	03/12/2045	9,000	(9,551)	(9,552)
Fannie Mae	4.500%	01/01/2045	8,000	(8,668)	(8,683)
U.S. Treasury Notes	2.375%	08/15/2024	15,800	(16,079)	(16,296)

Total Short Sales				$(277,966)	$(278,980)

(4)	Payable for short sales includes $217 of accrued interest.

(f)	Securities with an aggregate market value of $63,981 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$100.000	01/23/2015	600	$5	$9
Put - CBOT U.S. Treasury 10-Year Note February Futures	102.000	01/23/2015	100	1	2
Put - CBOT U.S. Treasury 10-Year Note March Futures	97.000	02/20/2015	100	1	2

Total Purchased Options				$7	$13

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,950.000	01/17/2015	79	$(94)	$(51)

Total Written Options				$(94)	$(51)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	1,529	$417	$19	$0
90-Day Eurodollar December Futures	Short	12/2016	1,531	(791)	0	(57)
90-Day Eurodollar June Futures	Long	06/2015	407	133	5	0
90-Day Eurodollar June Futures	Long	06/2016	939	339	23	0
90-Day Eurodollar June Futures	Short	06/2017	939	(973)	0	(47)
90-Day Eurodollar March Futures	Long	03/2016	348	158	4	0
90-Day Eurodollar September Futures	Long	09/2015	147	54	2	0
90-Day Eurodollar September Futures	Short	09/2017	381	(510)	0	(24)
Euro-BTP Italy Government Bond March Futures	Long	03/2015	97	178	122	0
Euro-Bund 10-Year Bond March Futures	Short	03/2015	341	(1,226)	0	(21)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	3,248	2,047	711	0
United Kingdom Long Gilt March Futures	Short	03/2015	12	(61)	0	(11)

Total Futures Contracts				$(235)	$886	$(160)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$68,000	$4,320	$(300)	$66	$0
CDX.IG-22 5-Year Index	1.000%	06/20/2019	58,800	1,077	46	10	0
CDX.IG-23 5-Year Index	1.000%	12/20/2019	225,100	3,668	355	18	0

				$9,065	$101	$94	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.700%	10/16/2019		$32,800	$(45)	$(39)	$0	$(24)
Receive	3-Month USD-LIBOR	1.650%	10/16/2019		29,700	31	31	0	(22)
Receive	3-Month USD-LIBOR	2.500%	06/18/2021		1,400	(46)	(38)	0	(1)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		478,400	(14,935)	(9,534)	0	(502)
Receive	3-Month USD-LIBOR	2.500%	06/17/2022		40,100	(740)	36	0	(39)
Receive	3-Month USD-LIBOR	2.600%	10/16/2024		5,600	(191)	(127)	0	(6)
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		86,300	(5,713)	(1,839)	0	(95)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		1,700	(382)	(343)	0	(3)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		42,900	(7,415)	(5,363)	0	(68)
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2019	AUD	52,500	1,149	1,036	224	0
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025	EUR	9,600	(461)	(544)	0	(13)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		5,000	(806)	(669)	0	(20)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	19,300	(339)	(401)	0	(7)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022		20,100	(642)	(447)	0	(96)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	JPY	80,000	51	53	2	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	25,300	(7)	(12)	6	0
Pay	28-Day MXN-TIIE	5.630%	07/07/2021		13,900	(3)	(3)	4	0
Pay	28-Day MXN-TIIE	6.075%	09/21/2021		102,600	141	141	28	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		122,700	(52)	(92)	33	0
Pay	28-Day MXN-TIIE	5.670%	11/09/2021		30,600	(10)	(10)	8	0
Pay	28-Day MXN-TIIE	5.680%	11/09/2021		114,400	(32)	(32)	32	0
						$(30,447)	$(18,196)	$337	$(896)

Total Swap Agreements						$(21,382)	$(18,095)	$431	$(896)

(h)	Securities with an aggregate market value of $2,477 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(i)	Securities with an aggregate market value of $20,928 and cash of $673 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2015	AUD	37,362		$31,959	$1,456	$0
BOA	01/2015	NZD	17,215		13,312	0	(117)
	01/2015		$323	AUD	385	0	(8)
	01/2015		35,476	JPY	4,229,032	23	(193)
	01/2015		6,306	NZD	8,037	0	(37)
	02/2015	EUR	1,561		$1,959	70	0
	02/2015	GBP	12,437		19,450	70	0
	02/2015	JPY	2,298,532		19,170	0	(24)
	02/2015	NOK	53,910		7,720	495	0
	02/2015		$741	EUR	595	0	(20)
BPS	01/2015	AUD	12,471		$10,423	242	0
	01/2015	BRL	19,352		7,286	5	0
	01/2015		$63,521	AUD	77,627	0	(146)
	01/2015		7,448	BRL	19,352	0	(168)
	02/2015	AUD	77,627		$63,386	145	0
	02/2015		$9,225	EUR	7,409	0	(256)
	02/2015		110	MXN	1,489	0	(9)
	02/2015		7,883	NOK	53,620	0	(696)
	07/2015	BRL	24,600		$9,851	1,050	0
BRC	02/2015		$529	MXN	7,613	0	(14)
CBK	01/2015	AUD	9,277		$7,966	392	0
	01/2015	JPY	33,300		281	3	0
	01/2015	NZD	5,081		3,979	15	0
	02/2015	EUR	28,429		35,140	724	0
	02/2015	JPY	7,650,000		66,247	2,354	0
	02/2015		$63,327	EUR	50,825	0	(1,799)
	02/2015		2,450	INR	153,125	0	(51)
	02/2015		9,642	MXN	131,243	0	(763)
	03/2015	CAD	40,398		$35,073	348	0
	03/2015	JPY	4,730,000		40,212	698	0
	04/2015	BRL	6,578		2,711	296	0
DUB	01/2015		10,756		4,180	134	0
	01/2015		$4,049	BRL	10,756	0	(3)
	07/2015		3,965		10,756	0	(117)
FBF	01/2015	BRL	5,891		$2,499	283	0
	01/2015	JPY	4,014,632		33,926	409	0
	01/2015		$2,440	BRL	5,891	0	(224)
	07/2015	BRL	3,300		$1,357	176	0
GLM	01/2015	AUD	40,762		33,924	646	0
	01/2015		$12,339	AUD	14,216	0	(734)
	01/2015		12,546	NZD	16,032	0	(40)
	02/2015		29,306	EUR	23,674	0	(646)
HUS	01/2015	AUD	10,083		$8,696	464	0
	01/2015		$14,815	AUD	17,727	0	(343)
	01/2015	ZAR	2,278		$202	5	0
	02/2015		$8,800	INR	549,032	0	(197)
JPM	01/2015	JPY	181,100		$1,498	0	(14)
	01/2015		$3,076	NZD	3,943	0	0
	01/2015		6,944	ZAR	77,099	0	(306)
	01/2015	ZAR	78,735		$7,128	348	0
	02/2015	EUR	48,689		60,510	1,568	0
	02/2015	MXN	7,478		519	13	0
	02/2015		$464	MXN	6,799	0	(4)
	04/2015	BRL	17,076		$7,035	766	0
MSB	01/2015		18,767		7,097	37	0
	01/2015		$7,065	BRL	18,767	0	(5)
	02/2015		5,063		13,569	1	0
RBC	02/2015	MXN	78,828		$5,635	302	0
SOG	01/2015	NZD	5,716		4,439	0	(19)
	02/2015	EUR	133,280		166,222	4,876	0
	02/2015		$4,427	NZD	5,716	20	0
UAG	01/2015	BRL	13,569		$5,255	151	0
	01/2015		$4,985	BRL	13,569	120	0
	02/2015		11,028	INR	694,323	0	(149)

Total Forward Foreign Currency Contracts						$18,705	$(7,102)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC CDX.IG-23 5-Year Index	Sell	0.700%	03/18/2015	$13,300	$31	$46
FBF	Put - OTC CDX.IG-23 5-Year Index	Buy	1.600%	02/18/2015	12,300	1	0

						$32	$46

Foreign Currency Options
Counterparty	Description		Strike Price	Expiration Date	Notional Amount	Cost	Market Value
HUS	Call - OTC USD versus CNH	CNH	6.310	12/03/2015	$20,592	$259	$359
	Call - OTC USD versus CNY	CNY	6.250	12/02/2015	20,030	219	365

						$478	$724

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	$123,300	$280	$211
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	60,200	124	109
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.460%	11/27/2017	6,000	460	344
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.525%	11/27/2017	7,400	641	395
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	11/27/2017	10,600	774	551
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	242,400	700	414
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.113%	12/16/2015	173,100	458	290
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/09/2015	23,700	1,315	2,433
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/24/2015	23,900	1,290	2,466
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	10/27/2017	30,500	2,175	1,542

							$8,217	$8,755

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 4.000% due 02/01/2045	$113.500	02/05/2015	$50,000	$2	$0

Straddle Options
Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
BOA	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/06/2015	$3,200	$261	$283
	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/19/2015	1,500	122	132

					$383	$415

Total Purchased Options					$9,112	$9,940

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	0.950%	03/18/2015		$13,300	$(32)	$(12)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015	EUR	2,600	(2)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		2,600	(5)	(2)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		4,300	(8)	(5)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		4,300	(7)	(1)
BRC	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		$15,200	(9)	(3)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		33,700	(41)	(9)
CBK	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		12,000	(6)	(2)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		12,000	(16)	(3)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	02/18/2015		21,300	(32)	(23)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	7,200	(13)	(9)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		4,800	(9)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		2,400	(6)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		2,600	(2)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		2,600	(5)	(2)
FBF	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	01/21/2015		3,600	(2)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		7,100	(3)	(1)
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		3,500	(4)	(4)

	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		3,500	(10)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		9,200	(7)	(7)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		9,200	(17)	(16)
JPM	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	02/18/2015		$12,100	(6)	(8)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.900%	02/18/2015		12,100	(20)	(7)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	03/18/2015		21,300	(38)	(30)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	3,300	(5)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		3,300	(9)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		2,300	(2)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		2,300	(5)	(2)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		10,800	(10)	(8)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		10,800	(19)	(19)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		2,200	(4)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		2,200	(3)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		3,800	(5)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		3,800	(7)	(4)

							$(369)	$(196)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus USD		$0.795	01/16/2015	AUD	7,200	$(23)	$(11)
	Put - OTC GBP versus JPY	JPY	181.200	02/13/2015	GBP	4,260	(47)	(34)
	Call - OTC GBP versus JPY		193.500	02/13/2015		4,260	(45)	(21)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$200	(2)	(1)
	Call - OTC USD versus BRL		2.815	02/12/2015		200	(2)	(1)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		800	(44)	(11)
	Put - OTC USD versus JPY		80.000	02/28/2019		200	(11)	(3)
BPS	Put - OTC USD versus MXN	MXN	14.200	02/12/2015		7,430	(45)	(9)
	Call - OTC USD versus MXN		15.100	02/12/2015		7,430	(45)	(53)
BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		400	(10)	(1)
	Put - OTC USD versus JPY		94.750	04/21/2016		5,300	(158)	(23)
CBK	Put - OTC EUR versus AUD	AUD	1.425	01/22/2015	EUR	12,762	(92)	(6)
	Call - OTC EUR versus AUD		1.465	01/22/2015		12,762	(136)	(271)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$1,300	(11)	(9)
	Call - OTC USD versus BRL		2.815	02/12/2015		1,300	(11)	(8)
	Put - OTC USD versus MXN	MXN	13.350	02/04/2015		3,800	(17)	0
DUB	Put - OTC AUD versus JPY	JPY	93.870	02/13/2015	AUD	8,400	(45)	(29)
	Call - OTC AUD versus JPY		100.500	02/13/2015		8,400	(49)	(27)
FBF	Put - OTC AUD versus NZD	NZD	1.095	02/04/2015		6,200	(32)	(231)
	Put - OTC AUD versus USD		$0.795	01/16/2015		9,053	(36)	(14)
	Put - OTC EUR versus CAD	CAD	1.400	02/05/2015	EUR	5,700	(43)	(61)
	Call - OTC EUR versus CAD		1.460	02/05/2015		5,700	(49)	(11)
GLM	Put - OTC AUD versus NZD	NZD	1.105	02/04/2015	AUD	2,300	(11)	(103)
HUS	Call - OTC USD versus CNH	CNH	6.492	12/03/2015		$20,592	(128)	(192)
	Call - OTC USD versus CNY	CNY	6.500	12/02/2015		20,030	(79)	(153)
JPM	Put - OTC EUR versus JPY	JPY	142.000	02/09/2015	EUR	5,380	(48)	(42)
	Call - OTC EUR versus JPY		151.300	02/09/2015		5,380	(43)	(13)
	Put - OTC GBP versus AUD	AUD	1.830	02/05/2015	GBP	4,600	(62)	(6)
	Call - OTC GBP versus AUD		1.885	02/05/2015		4,600	(62)	(147)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$5,300	(48)	(36)
	Call - OTC USD versus BRL		2.815	02/12/2015		5,300	(45)	(34)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		1,000	(25)	(2)

							$(1,504)	$(1,563)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015	$6,200	$(27)	$(52)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015	6,200	(29)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015	12,400	(135)	(158)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015	25,400	(309)	(444)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017	25,200	(460)	(375)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017	31,100	(642)	(438)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017	44,500	(773)	(614)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015	50,000	(707)	(873)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017	128,100	(2,196)	(1,711)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/12/2020)	3-Month USD-LIBOR	Receive	3.410%	11/09/2015	86,100	(1,321)	(2,272)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/27/2020)	3-Month USD-LIBOR	Receive	3.410%	11/24/2015	86,800	(1,303)	(2,307)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015	15,300	(70)	(129)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015	15,300	(78)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015	37,600	(457)	(349)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	01/07/2015	16,900	(163)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	02/06/2015	16,800	(221)	(4)

							$(8,891)	$(9,728)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC BNP Paribas Equity Index	$0.000	02/05/2015	$16,000	$(11)	$(11)

Total Written Options					$(10,775)	$(11,498)

Swap Agreements:

Correlation Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Correlation	Correlation Asset	Correlation Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	USD-BRL versus EUR-BRL	81.50%	04/24/2015	$200	$0	$(4)	$0	$(4)
	Receive	USD-BRL versus EUR-BRL	80.00%	04/27/2015	400	0	(9)	0	(9)
GLM	Receive	USD-BRL versus EUR-BRL	81.00%	04/24/2015	200	0	(5)	0	(5)
						$0	$(18)	$0	$(18)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.681%		$100	$(5)	$2	$0	$(3)
	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		500	(11)	(1)	0	(12)
	Italy Government International Bond	1.000%	12/20/2019	1.191%		2,600	8	(31)	0	(23)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		1,700	14	(13)	1	0
BPS	China Government International Bond	1.000%	12/20/2019	0.821%		7,500	54	12	66	0
	Italy Government International Bond	1.000%	09/20/2019	1.155%		200	1	(2)	0	(1)
BRC	Italy Government International Bond	1.000%	09/20/2019	1.155%		200	0	(2)	0	(2)
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.681%		200	(9)	3	0	(6)
	China Government International Bond	1.000%	12/20/2019	0.821%		4,000	30	5	35	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%		2,100	(53)	48	0	(5)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		100	0	(1)	0	(1)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		1,500	12	(11)	1	0
DUB	China Government International Bond	1.000%	12/20/2019	0.821%		2,000	14	4	18	0
	Italy Government International Bond	1.000%	09/20/2019	1.155%		1,600	4	(15)	0	(11)
GST	Brazil Government International Bond	1.000%	03/20/2019	1.681%		100	(4)	2	0	(2)
	Greece Government International Bond	1.000%	09/20/2015	13.930%	EUR	600	(26)	(37)	0	(63)
	Greece Government International Bond	1.000%	12/20/2015	16.350%		300	(29)	(19)	0	(48)
	Greece Government International Bond	1.000%	12/20/2015	18.551%		$1,100	(81)	(80)	0	(161)
	Greece Government International Bond	1.000%	12/20/2016	15.723%		500	(70)	(42)	0	(112)
HUS	Brazil Government International Bond	1.000%	12/20/2019	1.937%		2,400	(64)	(39)	0	(103)
	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		1,400	(32)	(1)	0	(33)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		500	1	(4)	0	(3)
	South Africa Government International Bond	1.000%	12/20/2019	1.831%		2,400	(90)	(2)	0	(92)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.681%		1,400	(61)	23	0	(38)
	China Government International Bond	1.000%	12/20/2019	0.821%		24,200	182	32	214	0
	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		500	(11)	(1)	0	(12)
MYC	Italy Government International Bond	1.000%	12/20/2019	1.191%		12,000	17	(121)	0	(104)

							$(209)	$(291)	$335	$(835)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$800	$107	$5	$112	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	800	107	5	112	0
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	1,047	(3)	1	0	(2)

					$211	$11	$224	$(2)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	620	$0	$56	$56	$0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	74,300	(45)	(464)	0	(509)
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	310	2	26	28	0
	Pay	1-Year BRL-CDI	11.600%	01/02/2015	BRL	242,600	0	3	3	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		36,100	(61)	(186)	0	(247)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		6,100	43	(62)	0	(19)
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	200	3	(2)	1	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		400	0	37	37	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		166	(1)	4	3	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		200	2	14	16	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	76,800	(117)	(410)	0	(527)
GLM	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	310	1	27	28	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		864	(2)	19	17	0
	Pay	1-Month GBP-UKRPI	3.510%	12/15/2044		500	0	31	31	0
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	300	2	21	23	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	36,200	(64)	(185)	0	(249)
MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044	GBP	310	1	28	29	0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	38,000	(58)	(322)	0	(380)
UAG	Pay	1-Year BRL-CDI	11.470%	01/02/2017		104,800	254	(561)	0	(307)
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	13,900	6	(12)	0	(6)
	Pay	28-Day MXN-TIIE	5.630%	10/11/2021		23,300	8	(19)	0	(11)
	Pay	28-Day MXN-TIIE	5.675%	11/09/2021		106,600	0	(37)	0	(37)

							$(26)	$(1,994)	$272	$(2,292)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	RALVEIUT Index	1,392,009	1-Month USD-LIBOR plus a specified spread	01/15/2015	$156,225		$4,987	$4,987	$0
	Receive	RALVEIUT Index	368,857	1-Month USD-LIBOR plus a specified spread	01/30/2015	37,207		5,502	5,502	0
BRC	Receive	RALVEIUT Index	685,828	1-Month USD-LIBOR plus a specified spread	09/25/2015	79,357		57	57	0
	Receive	RALVEIUT Index	1,080,685	1-Month USD-LIBOR plus a specified spread	10/20/2015	121,285		3,875	3,875	0
	Receive	RALVEIUT Index	1,735,932	1-Month USD-LIBOR plus a specified spread	10/26/2015	187,552		13,448	13,448	0
	Receive	RALVEIUT Index	1,084,056	1-Month USD-LIBOR plus a specified spread	11/20/2015	119,102		6,462	6,462	0
CBK	Receive	RALVEIUT Index	149,061	1-Month USD-LIBOR plus a specified spread	01/30/2015	15,084		2,175	2,175	0
	Receive	RALVEIUT Index	387,785	1-Month USD-LIBOR plus a specified spread	04/15/2015	40,143		4,772	4,772	0
DUB	Receive	RALVEIUT Index	2,103,826	1-Month USD-LIBOR plus a specified spread	08/27/2015	243,434		175	175	0
	Receive	RALVEIUT Index	2,099,747	1-Month USD-LIBOR plus a specified spread	10/05/2015	231,273		11,884	11,884	0
GST	Receive	RALVEIUT Index	378,589	1-Month USD-LIBOR plus a specified spread	11/20/2015	43,807		30	30	0
JPM	Receive	RALVEIUT Index	1,411,161	1-Month USD-LIBOR plus a specified spread	09/21/2015	154,263		9,171	9,171	0

								$62,538	$62,538	$0

Total Swap Agreements							$(24)	$60,246	$63,369	$(3,147)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $2,094 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,618	$0	$5,618
Corporate Bonds & Notes
Banking & Finance	0	170,071	0	170,071
Industrials	0	29,741	0	29,741
Utilities	0	13,401	0	13,401
Municipal Bonds & Notes
Illinois	0	10,000	0	10,000
West Virginia	0	1,631	0	1,631
U.S. Government Agencies	0	15,553	0	15,553
U.S. Treasury Obligations	0	270,266	0	270,266
Mortgage-Backed Securities	0	27,385	0	27,385
Asset-Backed Securities	0	40,734	770	41,504
Sovereign Issues	0	75,299	0	75,299
Preferred Securities
Banking & Finance	185	0	0	185
Short-Term Instruments
Certificates of Deposit	0	3,000	0	3,000
Commercial Paper	0	1,689	0	1,689
Repurchase Agreements	0	651	0	651
Short-Term Notes	0	136,854	0	136,854
Greece Treasury Bills	0	241	0	241
Japan Treasury Bills	0	103,356	0	103,356
Slovenia Treasury Bills	0	1,210	0	1,210
U.S. Treasury Bills	0	4,212	0	4,212
	$185	$910,912	$770	$911,867

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$671,981	$0	$0	$671,981

Total Investments	$672,166	$910,912	$770	$1,583,848

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(262,684)	0	(262,684)
U.S. Treasury Obligations	0	(16,296)	0	(16,296)
	$0	$(278,980)	$0	$(278,980)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	886	444	0	1,330
Over the counter	0	92,014	0	92,014
	$886	$92,458	$0	$93,344

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(160)	(947)	0	(1,107)
Over the counter	0	(21,736)	(11)	(21,747)
	$(160)	$(22,683)	$(11)	$(22,854)

Totals	$672,892	$701,707	$759	$1,375,358

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.4%
BANK LOAN OBLIGATIONS 1.3%
Chrysler Group LLC
3.500% due 05/24/2017		$4,974	$4,968
Community Health Systems, Inc.
3.486% due 01/25/2017		3,781	3,765
HCA, Inc.
2.919% due 03/31/2017		4,975	4,946
Hunstman International LLC
2.919% - 2.956% due 04/19/2017		3,507	3,459
Novelis, Inc.
3.750% due 03/10/2017		2,304	2,286
Valeant Pharmaceuticals International, Inc.
2.420% due 04/20/2016		3,608	3,572

Total Bank Loan Obligations (Cost $23,156)			22,996

CORPORATE BONDS & NOTES 34.6%
BANKING & FINANCE 23.1%
Ally Financial, Inc.
4.625% due 06/26/2015		3,100	3,127
6.250% due 12/01/2017		4,099	4,437
8.300% due 02/12/2015		15,300	15,396
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		20,000	20,300
Bank of America Corp.
0.562% due 08/15/2016		900	893
3.625% due 03/17/2016		1,570	1,615
3.750% due 07/12/2016		5,200	5,389
8.680% due 05/02/2017		95	103
8.950% due 05/18/2017		95	103
Bank of America N.A.
0.521% due 06/15/2016		28,200	28,020
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.648% due 03/10/2017		12,300	12,245
Barclays Bank PLC
7.750% due 04/10/2023		3,300	3,601
10.179% due 06/12/2021		515	693
Bear Stearns Cos. LLC
7.250% due 02/01/2018		9,600	11,072
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	2,400	2,977
CIT Group, Inc.
5.250% due 03/15/2018		$28,300	29,573
Citigroup, Inc.
0.506% due 06/09/2016		26,300	26,058
1.350% due 03/10/2017		700	697
4.450% due 01/10/2017		200	212
4.875% due 05/07/2015		1,800	1,824
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.000% due 06/30/2019 (d)		13,100	16,892
Eksportfinans ASA
2.000% due 09/15/2015		7,026	7,043
2.375% due 05/25/2016		16,100	16,178
5.500% due 05/25/2016		3,850	4,032
5.500% due 06/26/2017		1,000	1,069
Ford Motor Credit Co. LLC
4.207% due 04/15/2016		1,575	1,631
8.000% due 12/15/2016		1,100	1,233
General Motors Financial Co., Inc.
2.750% due 05/15/2016		4,100	4,174
HSBC Finance Corp.
5.250% due 04/15/2015		4,010	4,063
HSBC Holdings PLC
5.100% due 04/05/2021		300	340
Hyundai Capital Services, Inc.
6.000% due 05/05/2015		1,000	1,017
Industrial Bank of Korea
3.750% due 09/29/2016		500	521
International Lease Finance Corp.
3.875% due 04/15/2018		100	100
5.750% due 05/15/2016		6,530	6,787
6.750% due 09/01/2016		3,950	4,217
7.125% due 09/01/2018		100	112
JPMorgan Chase & Co.
0.854% due 02/26/2016		2,645	2,651

1.100% due 10/15/2015		1,440	1,443
3.150% due 07/05/2016		3,900	4,011
3.400% due 06/24/2015		3,800	3,850
3.450% due 03/01/2016		600	616
Korea Development Bank
3.250% due 03/09/2016		8,000	8,196
Korea Exchange Bank
4.875% due 01/14/2016		700	725
LBG Capital PLC
8.500% due 12/17/2021 (d)		300	326
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		300	429
Metropolitan Life Global Funding
1.300% due 04/10/2017		12,200	12,191
Morgan Stanley
3.450% due 11/02/2015		18,300	18,663
3.800% due 04/29/2016		2,400	2,481
5.375% due 10/15/2015		12,700	13,140
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	5,100	6,328
Navient Corp.
6.250% due 01/25/2016		$7,800	8,132
8.450% due 06/15/2018		2,000	2,235
8.780% due 09/15/2016	MXN	131,600	8,978
Novo Banco S.A.
2.625% due 05/08/2017	EUR	1,000	1,132
3.875% due 01/21/2015 (f)		6,600	7,990
4.000% due 01/21/2019		5,500	6,472
4.750% due 01/15/2018		3,500	4,161
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		$800	818
7.250% due 12/15/2021		700	721
RCI Banque S.A.
4.600% due 04/12/2016		954	992
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		9,700	10,961
SL Green Realty Corp.
7.750% due 03/15/2020		700	837
Springleaf Finance Corp.
6.900% due 12/15/2017		3,900	4,163
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		11,300	11,354
UBS AG
5.125% due 05/15/2024		6,400	6,442
7.250% due 02/22/2022		600	645
Wachovia Corp.
0.601% due 10/15/2016		5,200	5,181
Wells Fargo & Co.
0.692% due 04/22/2019		14,600	14,591
7.980% due 03/15/2018 (d)		9,300	10,311

			418,910

INDUSTRIALS 6.8%
AbbVie, Inc.
1.200% due 11/06/2015		11,719	11,756
America Movil S.A.B. de C.V.
5.750% due 01/15/2015		75	75
Amgen, Inc.
2.500% due 11/15/2016		2,700	2,765
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015		4,785	4,794
Cisco Systems, Inc.
0.285% due 09/03/2015		20,400	20,404
Comcast Corp.
5.850% due 11/15/2015		5,000	5,231
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022		24	27
Daimler Finance North America LLC
0.588% due 03/10/2017		10,700	10,684
1.450% due 08/01/2016		3,800	3,819
DISH DBS Corp.
7.750% due 05/31/2015		2,500	2,572
General Mills, Inc.
0.533% due 01/29/2016		10,300	10,305
Gerdau Trade, Inc.
5.750% due 01/30/2021		450	459
Marks & Spencer PLC
6.250% due 12/01/2017		1,600	1,764
Petrobras International Finance Co. S.A.
5.875% due 03/01/2018		17,800	17,425
7.875% due 03/15/2019		400	423
Reynolds American, Inc.
1.050% due 10/30/2015		2,000	2,003

RR Donnelley & Sons Co.
5.500% due 05/15/2015		1	1
SABMiller Holdings, Inc.
1.850% due 01/15/2015		11,800	11,805
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016		3,776	3,885
Time Warner, Inc.
3.150% due 07/15/2015		1,600	1,623
UAL Pass-Through Trust
10.400% due 05/01/2018		37	41
Unitymedia Hessen GmbH & Co. KG
7.500% due 03/15/2019	EUR	4,800	6,128
Unitymedia KabelBW GmbH
9.500% due 03/15/2021		4,540	6,160

			124,149

UTILITIES 4.7%
AT&T, Inc.
0.677% due 03/30/2017		$7,700	7,701
BP Capital Markets PLC
3.125% due 10/01/2015		6,500	6,619
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		5,000	5,153
Dynegy Finance, Inc.
6.750% due 11/01/2019		4,400	4,483
7.375% due 11/01/2022		1,900	1,936
7.625% due 11/01/2024		900	919
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		17,000	17,275
Majapahit Holding BV
7.250% due 06/28/2017		8,200	9,073
Shell International Finance BV
0.442% due 11/15/2016		2,700	2,702
Verizon Communications, Inc.
1.771% due 09/15/2016		1,800	1,833
1.991% due 09/14/2018		10,000	10,412
2.500% due 09/15/2016		109	111
3.650% due 09/14/2018		15,600	16,493

			84,710

Total Corporate Bonds & Notes (Cost $625,220)			627,769

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019		100	117

ILLINOIS 0.0%
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
2.420% due 01/01/2019		250	265

LOUISIANA 0.1%
New Orleans, Louisiana General Obligation Bonds, (BABs), Series 2010
8.800% due 12/01/2039		1,000	1,206

NEW YORK 0.0%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027		600	667
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039		100	124

			791

Total Municipal Bonds & Notes (Cost $2,246)			2,379

U.S. GOVERNMENT AGENCIES 22.3%
Fannie Mae
0.230% due 07/25/2037		772	750
0.650% due 11/25/2040		1,161	1,172
0.720% due 06/25/2041		7,256	7,336
0.850% due 02/25/2041		350	354
0.875% due 08/28/2017 (h)		1,000	996
0.875% due 12/20/2017 - 02/08/2018		12,300	12,164
1.250% due 01/30/2017 (h)		1,800	1,817
1.315% due 10/01/2044		49	50
1.668% due 04/01/2027		3	4
1.780% due 03/01/2034		21	22
1.783% due 05/01/2037		28	30
2.094% due 10/01/2037		31	34
2.232% due 09/01/2036		18	19
2.285% due 02/01/2035		36	39

2.310% due 08/01/2022	200	199
2.340% due 06/01/2035	2,926	3,150
4.000% due 03/01/2029 - 01/01/2045	9,097	9,790
4.500% due 08/01/2018 - 02/01/2045	93,013	100,924
4.742% due 01/01/2027	11	11
5.000% due 05/11/2017 (h)	300	328
5.000% due 07/01/2029 - 02/01/2045	74,135	81,823
5.159% due 11/01/2035	14	15
5.375% due 06/12/2017 (h)	500	553
5.500% due 02/01/2022 - 07/01/2041	72,365	80,996
5.809% due 06/01/2036	24	26
5.854% due 12/25/2042	192	218
5.886% due 02/01/2037	18	19
5.996% due 05/01/2037	33	36
6.000% due 09/25/2016 - 10/01/2040	2,617	2,953
6.500% due 03/01/2017 - 06/25/2044	20,620	23,756
7.000% due 06/01/2016 - 09/01/2031	21	24
7.500% due 03/01/2015 - 07/25/2041	37	41
8.000% due 06/01/2015 - 08/01/2031	11	13
Freddie Mac
0.391% due 02/15/2019	34	35
0.661% due 10/15/2040	2,044	2,058
0.750% due 01/12/2018	1,700	1,676
0.761% due 12/15/2037	666	671
0.875% due 03/07/2018	100	99
1.000% due 03/08/2017 - 09/29/2017 (h)	10,100	10,119
1.000% due 06/29/2017	2,200	2,206
2.379% due 05/01/2037	52	55
3.113% due 05/01/2035	55	59
4.500% due 11/01/2029 - 05/01/2036	8,537	9,300
5.000% due 10/01/2033 - 07/01/2041	380	420
5.500% due 06/01/2017 - 07/01/2038	1,074	1,198
6.000% due 02/01/2016 - 11/01/2037	355	403
6.500% due 12/01/2021 - 07/25/2043	85	96
7.000% due 04/01/2032 - 01/01/2033	38	45
8.400% due 08/15/2021	1	1
8.500% due 04/15/2025	98	114
Ginnie Mae
0.761% due 02/16/2030	225	227
0.811% due 02/16/2030	153	155
1.625% due 11/20/2025 - 07/20/2034	196	204
2.125% due 11/20/2034	5	5
2.500% due 11/20/2017	4	4
3.000% due 03/20/2020	2	2
3.500% due 12/20/2017	4	4
5.500% due 01/15/2017 - 11/20/2032	12,034	13,292
5.750% due 08/20/2037	20	23
6.500% due 01/20/2034 - 08/20/2034	25	29
7.000% due 07/15/2031 - 12/15/2032	26	31
8.000% due 04/15/2017 - 11/15/2022	107	113
9.500% due 08/15/2021 - 12/15/2021	5	5
Small Business Administration
4.340% due 03/01/2024	20	21
4.727% due 02/10/2019	20,518	21,873
4.750% due 07/01/2025	5,421	5,787
5.130% due 09/01/2023	4	4
U.S. Department of Housing and Urban Development
5.070% due 08/01/2015	1,096	1,096
5.290% due 08/01/2017	2,570	2,573

Total U.S. Government Agencies (Cost $393,969)		403,665

U.S. TREASURY OBLIGATIONS 20.2%
U.S. Treasury Bonds
3.000% due 11/15/2044 (f)	19,200	20,184
3.125% due 08/15/2044 (f)	7,300	7,861
3.375% due 05/15/2044 (j)	5,300	5,973
3.625% due 02/15/2044 (f)	8,000	9,424
3.750% due 11/15/2043 (j)	1,000	1,203
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (h)	55,913	54,516
0.125% due 07/15/2022 (h)(j)	11,874	11,594
0.625% due 07/15/2021	85,857	87,125
1.125% due 01/15/2021 (h)(j)	977	1,017
1.250% due 07/15/2020 (h)	3,593	3,778
1.750% due 01/15/2028	6,120	6,947
2.000% due 01/15/2026 (j)	96,180	110,468
2.375% due 01/15/2025	12,218	14,377
2.500% due 01/15/2029	22,781	28,363
U.S. Treasury Notes
0.750% due 12/31/2017 (j)	1,900	1,879
2.250% due 11/15/2024 (f)	1,300	1,308

Total U.S. Treasury Obligations (Cost $366,456)		366,017

MORTGAGE-BACKED SECURITIES 7.6%
Adjustable Rate Mortgage Trust
4.826% due 10/25/2035 ^		133	124
American Home Mortgage Investment Trust
1.832% due 09/25/2045		3,447	3,337
2.332% due 02/25/2045		783	783
Banc of America Funding Trust
0.405% due 05/20/2035		5,563	5,180
2.634% due 05/25/2035		870	888
2.640% due 02/20/2036		592	589
Banc of America Mortgage Trust
2.693% due 02/25/2034		133	133
5.500% due 07/25/2035		284	287
Bear Stearns Adjustable Rate Mortgage Trust
2.354% due 02/25/2033		11	11
2.504% due 04/25/2033		35	36
2.509% due 01/25/2035		104	101
2.515% due 03/25/2035		139	140
2.580% due 03/25/2035		438	444
2.668% due 02/25/2033		41	39
2.758% due 07/25/2034		77	76
2.786% due 02/25/2034		88	87
Bear Stearns ALT-A Trust
0.710% due 08/25/2035		5,117	4,786
2.059% due 10/25/2033		41	38
2.554% due 05/25/2035		2,291	2,206
2.612% due 09/25/2035		819	704
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		87	93
Chase Mortgage Finance Trust
2.474% due 02/25/2037		489	486
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
5.500% due 04/25/2035		15	15
Citicorp Mortgage Securities Trust
5.500% due 12/25/2036		1,503	1,571
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		4,327	4,324
2.622% due 03/25/2034		77	77
Cobalt Commercial Mortgage Trust
5.223% due 08/15/2048		130	138
Countrywide Alternative Loan Trust
0.340% due 05/25/2047		1,002	844
1.113% due 12/25/2035		123	103
Countrywide Home Loan Mortgage Pass-Through Trust
0.460% due 04/25/2035		169	140
2.418% due 11/25/2034		990	943
2.466% due 02/20/2035		1,573	1,551
2.491% due 03/25/2034		967	963
5.000% due 08/25/2019		33	34
Credit Suisse Commercial Mortgage Trust
5.311% due 12/15/2039		143	151
5.383% due 02/15/2040		321	341
5.970% due 02/15/2041		12,100	13,281
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032		23	21
Credit Suisse Mortgage Capital Certificates
2.592% due 04/26/2047		2,010	2,013
First Horizon Alternative Mortgage Securities Trust
2.240% due 09/25/2035		100	88
First Horizon Mortgage Pass-Through Trust
5.500% due 01/25/2035		523	544
Granite Master Issuer PLC
0.225% due 12/20/2054	EUR	792	953
0.245% due 12/20/2054		1,954	2,351
0.365% due 12/20/2054		$599	594
0.744% due 12/20/2054	GBP	8,082	12,505
0.824% due 12/20/2054		4,278	6,631
Granite Mortgages PLC
0.461% due 01/20/2044	EUR	89	107
0.938% due 01/20/2044	GBP	81	126
0.940% due 09/20/2044		462	720
GSR Mortgage Loan Trust
2.655% due 09/25/2035		$297	301
HarborView Mortgage Loan Trust
0.354% due 01/19/2038		6,839	5,846
IndyMac Adjustable Rate Mortgage Trust
1.717% due 01/25/2032		29	27
IndyMac Mortgage Loan Trust
0.420% due 02/25/2037		10,900	6,488
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		2,702	2,845
5.420% due 01/15/2049		297	317
5.698% due 02/12/2049		60	64

JPMorgan Mortgage Trust
1.990% due 02/25/2034	62	62
2.636% due 02/25/2035	254	249
Lehman XS Trust
0.320% due 07/25/2047	3,904	3,779
MASTR Reperforming Loan Trust
8.000% due 07/25/2035	187	194
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.021% due 08/15/2032	209	199
Merrill Lynch Mortgage Investors Trust
0.380% due 02/25/2036	863	797
0.420% due 11/25/2035	150	142
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	430
5.743% due 06/12/2050	150	162
Morgan Stanley Capital Trust
5.610% due 04/15/2049	94	95
5.692% due 04/15/2049	4,400	4,744
Morgan Stanley Mortgage Loan Trust
2.180% due 06/25/2036	258	248
Morgan Stanley Re-REMIC Trust
5.796% due 08/15/2045	12,959	13,910
Prime Mortgage Trust
0.570% due 02/25/2019	1	1
0.570% due 02/25/2034	136	129
Residential Funding Mortgage Securities, Inc. Trust
2.976% due 09/25/2035 ^	439	347
3.565% due 09/25/2035	1,405	1,258
Structured Adjustable Rate Mortgage Loan Trust
2.457% due 07/25/2034	311	312
Structured Asset Mortgage Investments Trust
0.360% due 09/25/2047	4,354	3,252
0.414% due 07/19/2035	1,665	1,603
1.004% due 10/19/2033	47	42
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.516% due 02/25/2032	13	13
Wachovia Bank Commercial Mortgage Trust
0.241% due 06/15/2020	308	308
5.509% due 04/15/2047	300	317
5.749% due 07/15/2045	1,366	1,449
WaMu Mortgage Pass-Through Certificates Trust
0.460% due 10/25/2045	552	510
0.490% due 01/25/2045	157	148
1.313% due 11/25/2042	128	124
1.921% due 02/27/2034	3	3
2.010% due 12/25/2036	3,262	2,838
Wells Fargo Mortgage-Backed Securities Trust
2.609% due 07/25/2036 ^	2,970	2,902
2.611% due 03/25/2035	337	338
2.612% due 03/25/2036	1,894	1,891
2.615% due 11/25/2034	3,582	3,637
2.616% due 01/25/2035	2,804	2,860
2.621% due 06/25/2035	179	180

Total Mortgage-Backed Securities (Cost $124,645)		137,058

ASSET-BACKED SECURITIES 3.8%
ACE Securities Corp.
0.660% due 08/25/2035	5,601	5,540
Babson CLO Ltd.
0.482% due 11/10/2019	595	593
Bayview Financial Acquisition Trust
5.660% due 12/28/2036	500	501
Centex Home Equity Loan Trust
4.670% due 09/25/2034	147	151
Conseco Finance Corp.
7.550% due 04/15/2032	3	3
Fremont Home Loan Trust
0.960% due 12/25/2029	70	61
Galaxy CLO Ltd.
0.474% due 04/25/2019	1,570	1,566
GSAMP Trust
0.560% due 01/25/2036	6,000	5,032
Hillmark Funding Ltd.
0.481% due 05/21/2021	5,253	5,202
JPMorgan Mortgage Acquisition Trust
0.430% due 05/25/2037	11,500	8,979
Long Beach Mortgage Loan Trust
0.730% due 10/25/2034	87	81
Morgan Stanley ABS Capital, Inc. Trust
1.100% due 11/25/2034	5,000	4,697
Panhandle-Plains Higher Education Authority, Inc.
1.385% due 10/01/2035	2,632	2,678

Panther CDO BV
0.468% due 10/15/2084	EUR	3,211	3,671
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.970% due 12/25/2034		$1,352	1,114
Penta CLO S.A.
0.398% due 06/04/2024	EUR	2,162	2,592
SLM Private Education Loan Trust
0.911% due 10/16/2023		$2,143	2,149
1.261% due 08/15/2023		4,166	4,190
SLM Student Loan Trust
0.314% due 04/26/2021		30	30
SpringCastle America Funding LLC
2.700% due 05/25/2023		11,530	11,530
Structured Asset Investment Loan Trust
1.070% due 05/25/2035		2,500	2,090
Structured Asset Securities Corp. Mortgage Loan Trust
0.380% due 02/25/2037		4,699	4,170
1.656% due 04/25/2035		1,630	1,581

Total Asset-Backed Securities (Cost $66,297)			68,201

SOVEREIGN ISSUES 11.8%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	200	247
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		$300	319
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2015	BRL	2,000	687
0.000% due 01/01/2017		11,000	3,246
0.000% due 07/01/2018		11,200	2,774
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025		4,800	1,582
Export-Import Bank of Korea
4.125% due 09/09/2015		$100	102
5.875% due 01/14/2015		5,300	5,306
Hydro-Quebec
0.425% due 09/29/2049 (d)		1,300	970
Japan Government International Bond
1.700% due 09/20/2044	JPY	930,000	8,598
Korea Housing Finance Corp.
4.125% due 12/15/2015		$5,000	5,139
Mexico Government International Bond
7.750% due 05/29/2031	MXN	13,500	1,041
Province of Ontario
0.950% due 05/26/2015		$4,900	4,913
1.100% due 10/25/2017		800	796
1.650% due 09/27/2019		12,000	11,875
2.000% due 01/30/2019		25,000	25,277
3.000% due 07/16/2018		25,000	26,209
3.150% due 06/02/2022	CAD	3,100	2,823
4.000% due 06/02/2021		2,000	1,915
4.400% due 06/02/2019		50,800	48,750
5.500% due 06/02/2018		300	292
Province of Quebec
3.500% due 07/29/2020		$600	643
3.500% due 12/01/2022	CAD	600	557
4.250% due 12/01/2021		10,600	10,311
4.500% due 12/01/2020		900	882
5.125% due 11/14/2016		$25	27
Spain Government Bond
4.700% due 07/30/2041	EUR	2,000	3,246
Spain Government International Bond
2.100% due 04/30/2017		5,500	6,904
2.750% due 10/31/2024		13,800	18,426
4.200% due 01/31/2037		1,200	1,823
4.500% due 01/31/2018		3,800	5,142
5.400% due 01/31/2023		8,000	12,669
5.500% due 07/30/2017		500	682

Total Sovereign Issues (Cost $219,900)			214,173

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% (d)		2,300	2,795

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		4,000	0

Total Convertible Preferred Securities (Cost $2,772)			2,795

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Ally Financial, Inc.
7.000% due 01/30/2015 (d)		1,100	1,105
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		4,000	4,892

Total Preferred Securities (Cost $5,210)			5,997

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.2%
CERTIFICATES OF DEPOSIT 3.9%
Credit Suisse
0.475% due 03/31/2015		$19,100	19,100
0.645% due 12/07/2015		8,800	8,807
Intesa Sanpaolo SpA
1.650% due 04/07/2015		22,800	22,855
Royal Bank of Canada
1.370% due 05/07/2015	CAD	23,400	19,994

			70,756

COMMERCIAL PAPER 0.7%
Ford Motor Credit Co.
0.680% due 04/06/2015		$3,500	3,495
0.680% due 04/21/2015		9,700	9,684

			13,179

REPURCHASE AGREEMENTS (e) 0.0%			863

MEXICO TREASURY BILLS 1.4%
3.004% due 01/22/2015 - 05/14/2015 (b)	MXN	377,800	25,482

U.S. TREASURY BILLS 0.2%
0.047% due 02/12/2015 - 05/21/2015 (b)(h)(j)		$2,784	2,784

Total Short-Term Instruments (Cost $117,320)			113,064

Total Investments in Securities (Cost $1,947,191)			1,964,114

	SHARES
INVESTMENTS IN AFFILIATES 2.0%
SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio III		3,704,385	36,718

Total Short-Term Instruments (Cost $36,835)			36,718

Total Investments in Affiliates (Cost $36,835)			36,718

Total Investments 110.4% (Cost $1,984,026)			$2,000,832
Financial Derivative Instruments (g)(i) 1.6% (Cost or Premiums, net $(5,787))			29,711
Other Assets and Liabilities, net (12.0%)			(217,712)

Net Assets 100.0%			$1,812,831

Notes to Schedule of Investments (Amounts in Thousands*, Except Number of Contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$863	Fannie Mae 2.260% due 10/17/2022	$(882)	$863	$863

Total Repurchase Agreements						$(882)	$863	$863

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.200%	12/23/2014	01/06/2015	$(7,911)	$(7,912)

Total Reverse Repurchase Agreements					$(7,912)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.350%	12/31/2014	01/02/2015	$(8,372)	$(8,373)
GSC	0.360%	12/08/2014	01/09/2015	(4,008)	(4,011)
TDM	0.320%	12/04/2014	01/06/2015	(5,138)	(5,142)

Total Sale-Buyback Transactions					$(17,526)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $3,230 at a weighted average interest rate of (0.519%).
(3)	Payable for sale-buyback transactions includes $5 of deferred price drop on sale-buyback transactions.

(f)	Securities with an aggregate market value of $27,331 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	362	$26	$0	$(5)
90-Day Eurodollar June Futures	Short	06/2015	680	(12)	0	(8)
90-Day Eurodollar March Futures	Short	03/2016	151	9	0	(2)
90-Day Eurodollar September Futures	Short	09/2015	678	13	0	(8)
Canada Government 10-Year Bond March Futures	Short	03/2015	201	(454)	0	(106)
Euro-BTP Italy Government Bond March Futures	Long	03/2015	189	303	238	0
Euro-Bund 10-Year Bond March Futures	Short	03/2015	562	(1,944)	0	(34)
U.S. Treasury 5-Year Note March Futures	Long	03/2015	78	(1)	12	0
U.S. Treasury 10-Year Note March Futures	Long	03/2015	1,947	66	426	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	1,857	4,726	522	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2015	82	(53)	0	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2015	59	(22)	0	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2015	335	(221)	0	(13)

Total Futures Contracts				$2,436	$1,198	$(179)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.089%	02/27/2015		$118,800	$(7)	$(6)	$3	$0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		200	(1)	(1)	0	0
Receive	3-Month CAD-Bank Bill	2.700%	12/19/2024	CAD	14,700	(501)	(393)	0	(50)
Receive	3-Month USD-LIBOR	0.665%	04/17/2016		$112,400	(19)	(35)	0	(5)
Receive	3-Month USD-LIBOR	1.000%	04/17/2017		146,900	387	(106)	0	0
Pay	3-Month USD-LIBOR	1.650%	10/16/2019		88,300	(92)	(61)	65	0
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		35,300	(5,997)	(7,986)	0	(54)
Receive	3-Month USD-LIBOR	2.800%	12/18/2043		135,200	(3,010)	(9,317)	0	(182)
Receive	6-Month EUR-EURIBOR	0.450%	12/09/2019	EUR	9,400	(56)	(46)	0	(1)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025		12,500	(601)	(87)	0	(17)
Receive	6-Month GBP-LIBOR	1.500%	09/18/2016	GBP	61,200	(860)	(582)	0	(17)
Receive	6-Month GBP-LIBOR	1.590%	10/05/2016		38,900	(348)	(349)	0	(11)
Receive	6-Month GBP-LIBOR	1.510%	10/07/2016		6,800	(52)	(52)	0	(2)
Receive	6-Month GBP-LIBOR	1.880%	10/05/2017		17,700	(351)	(351)	0	(13)
Receive	6-Month JPY-LIBOR	0.500%	09/17/2021	JPY	3,360,000	(375)	(167)	0	(7)
Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	34,100	29	(12)	3	0
Pay	28-Day MXN-TIIE	6.320%	11/12/2019		30,200	(7)	(9)	2	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		284,200	(78)	383	72	0
Pay	28-Day MXN-TIIE	5.840%	09/14/2021		604,000	284	502	162	0
Pay	28-Day MXN-TIIE	6.040%	09/21/2021		26,200	32	32	7	0
Pay	28-Day MXN-TIIE	5.877%	09/23/2021		61,300	34	34	16	0
Pay	28-Day MXN-TIIE	5.570%	10/08/2021		56,100	(37)	(37)	16	0
Pay	28-Day MXN-TIIE	5.920%	12/08/2021		12,900	9	9	4	0
Pay	28-Day MXN-TIIE	6.840%	11/27/2029		6,400	13	13	3	0

						$(11,604)	$(18,624)	$353	$(359)

Total Swap Agreements						$(11,604)	$(18,624)	$353	$(359)

(h)	Securities with an aggregate market value of $24,816 and cash of $3,919 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	EUR	15,379		$19,042	$433	$0
	01/2015	ILS	16,905		4,467	136	(3)
	01/2015		$10,491	EUR	8,457	0	(257)
	01/2015		22,527	GBP	14,416	0	(58)
	01/2015		62,337	JPY	7,467,099	40	(37)
	02/2015	GBP	14,416		$22,521	58	0
	02/2015	JPY	3,967,099		33,087	0	(41)
	03/2015	ILS	14,679		3,779	24	(9)
	05/2015	CAD	23,086		21,032	1,216	0
	06/2015	EUR	8,706		11,837	1,286	0
	06/2015		$356	EUR	272	0	(26)
	06/2016	EUR	23,676		$32,419	3,431	0
	06/2016		$1,402	EUR	1,038	0	(131)
BPS	01/2015	BRL	8,996		$3,462	78	0
	01/2015	ILS	6,941		1,791	11	0
	01/2015	MXN	243,601		18,399	1,905	0
	01/2015		$3,387	BRL	8,996	0	(3)
	02/2015		7,233	MXN	98,023	0	(602)
	03/2015	ILS	625		$160	0	0
	04/2015	BRL	4,454		1,814	179	0
	06/2015	EUR	3,628		4,920	523	0
	06/2015		$5,284	EUR	3,942	0	(507)
BRC	02/2015	MXN	63,410		$4,641	351	0
	02/2015		$1,972	MXN	26,836	0	(156)
	03/2015	CAD	98		$84	0	0
	06/2015	EUR	4,961		6,740	728	0
	06/2015		$553	EUR	419	0	(45)
	06/2016	EUR	4,631		$6,368	695	0
CBK	01/2015	AUD	15,964		13,654	621	0
	01/2015	EUR	16,187		20,048	461	0
	01/2015		$60,003	EUR	48,317	0	(1,537)
	01/2015		18,069	JPY	2,140,088	0	(202)
	02/2015	AUD	3,410		$2,778	0	0
	02/2015		$1,492	CHF	1,448	0	(34)

	02/2015		507	MXN	6,945	0	(37)
	03/2015	CAD	76,637		$66,884	1,008	0
	06/2015	EUR	4,279		5,849	663	0
	06/2015		$2,586	EUR	1,955	0	(217)
DUB	01/2015	BRL	8,996		$3,387	3	0
	01/2015		$4,458	AUD	5,216	0	(200)
	01/2015		3,496	BRL	8,996	0	(112)
	01/2015		2,071	EUR	1,688	0	(29)
	02/2015	MXN	20,508		$1,393	6	0
	06/2015		$1,659	EUR	1,276	0	(113)
	07/2015	BRL	8,996		$3,316	97	0
	10/2015		2,000		766	69	0
	01/2016		4,611		1,600	32	0
	06/2016	EUR	2,540		3,478	368	0
	06/2016		$2,968	EUR	2,196	0	(280)
FBF	01/2015	AUD	2,685		$2,197	5	0
	01/2015	GBP	14,416		22,630	161	0
	02/2015	MXN	2,108		145	2	0
	02/2015		$1,616	MXN	23,781	0	(7)
	05/2015	MXN	49,021		$3,578	282	0
	06/2015	EUR	7,139		9,690	1,038	0
	07/2015	BRL	394		162	21	0
GLM	01/2015	AUD	1,905		1,557	2	0
	01/2015	EUR	25,629		31,514	502	0
	01/2015	ILS	25,348		6,780	282	0
	01/2015	JPY	4,290,200		36,411	594	0
	01/2015		$2,323	AUD	2,756	0	(74)
	01/2015		114,912	EUR	94,133	0	(1,006)
	01/2015		19,770	JPY	2,344,100	0	(200)
	02/2015	AUD	2,168		$1,755	0	(12)
	02/2015	CHF	4,915		5,103	156	0
	02/2015	EUR	85,310		103,972	711	0
	02/2015	INR	75,283		1,191	11	0
	02/2015		$2,667	CHF	2,585	0	(65)
	02/2015		1,819	JPY	219,000	9	0
	02/2015		153	MXN	2,091	0	(12)
	04/2015	BRL	351,546		$143,547	14,488	0
	06/2015		$11,186	EUR	8,357	0	(1,057)
	07/2015	BRL	22,611		$9,280	1,191	0
HUS	01/2015	ILS	44,433		11,791	399	0
	01/2015		$9,022	JPY	1,067,600	0	(109)
	02/2015	AUD	3,428		$2,791	1	(3)
JPM	01/2015		5,288		4,330	13	0
	01/2015	BRL	387,601		145,923	110	0
	01/2015	EUR	95,400		118,180	2,741	0
	01/2015	INR	255,830		4,013	0	(23)
	01/2015	JPY	830,300		6,996	65	0
	01/2015		$148,287	BRL	387,601	0	(2,473)
	01/2015		27,585	JPY	3,288,800	0	(128)
	02/2015	JPY	1,618,900		$13,453	0	(66)
	02/2015	MXN	16,438		1,141	29	0
	02/2015		$2,922	MXN	42,467	0	(49)
	03/2015	ILS	2,368		$601	0	(6)
	04/2015	BRL	7,303		2,791	109	0
	06/2015		$2,500	EUR	1,870	0	(234)
	07/2015	BRL	23,000		$9,464	1,236	0
MSB	01/2015		387,601		148,466	2,653	0
	01/2015	ILS	5,590		1,470	37	0
	01/2015		$145,923	BRL	387,601	0	(110)
	02/2015	MXN	96,104		$6,710	209	0
	02/2015		$16,154	BRL	43,290	4	0

	03/2015	CAD	467		$402	1	0
	03/2015	ILS	944		241	0	(1)
	04/2015		$133,019	BRL	356,000	0	(2,325)
	06/2015	EUR	6,056		$8,302	962	0
	06/2016		6,502		8,943	983	0
NAB	06/2015		4,966		6,753	735	0
	06/2016		14,147		19,425	2,101	0
	07/2016		9,912		13,447	1,290	0
NGF	02/2015	MXN	50,350		3,437	31	0
RBC	02/2015		282,388		19,967	863	0
	02/2015		$6,191	MXN	81,798	0	(657)
SOG	01/2015		2,705	AUD	3,321	6	0
	01/2015		3,027	ILS	11,422	0	(99)
	02/2015	AUD	3,321		$2,699	0	(6)
	06/2015		$20,657	EUR	15,417	0	(1,972)
UAG	01/2015	INR	274,265		$4,307	0	(22)
	01/2015	JPY	11,187,187		94,614	1,216	0
	01/2015		$8,108	AUD	9,897	0	(29)
	02/2015	AUD	7,397		$6,036	10	0
	02/2015	INR	19,879		313	1	0
	02/2015		$1,190	GBP	765	2	0
	05/2015	MXN	80,108		$5,852	466	0
	06/2015		$990	EUR	751	0	(80)

Total Forward Foreign Currency Contracts						$50,150	$(15,461)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205%	01/16/2020	$10,300	$153	$124

Total Purchased Options							$153	$124

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	3,200	$(6)	$(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		3,200	(5)	(1)
CBK	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		6,400	(11)	(8)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		4,100	(8)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		2,300	(5)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		2,500	(2)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		2,500	(5)	(2)
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		3,100	(4)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		3,100	(9)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.100%	01/21/2015		1,700	(4)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.200%	01/21/2015		4,000	(10)	0
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		3,100	(4)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		3,100	(9)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		1,400	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		1,400	(3)	(1)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		1,600	(3)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		1,600	(3)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		3,200	(4)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		3,200	(6)	(3)

							$(102)	$(36)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus USD		$0.839	01/14/2015	AUD	2,600	$(15)	$(62)
	Call - OTC AUD versus USD		0.897	01/14/2015		2,600	(18)	0
	Put - OTC USD versus JPY	JPY	112.000	02/09/2015		$1,900	(19)	(2)
	Put - OTC USD versus JPY		113.000	05/22/2015		9,400	(136)	(78)
	Put - OTC USD versus JPY		80.000	02/18/2019		1,200	(67)	(17)
	Call - OTC USD versus MXN	MXN	13.900	01/05/2015		3,100	(18)	(181)
BPS	Put - OTC USD versus JPY	JPY	110.500	01/05/2015		2,500	(22)	0
	Put - OTC USD versus JPY		115.000	01/12/2015		4,500	(24)	(2)
	Put - OTC USD versus JPY		111.500	02/09/2015		2,000	(16)	(1)
	Put - OTC USD versus JPY		111.750	02/09/2015		4,300	(39)	(3)
BRC	Call - OTC EUR versus USD		$1.260	01/20/2015	EUR	3,600	(37)	(1)
	Call - OTC EUR versus USD		1.268	01/20/2015		1,800	(14)	0
	Put - OTC USD versus INR	INR	60.900	01/16/2015		$2,600	(14)	0
	Call - OTC USD versus INR		63.900	01/16/2015		2,600	(14)	(7)
	Call - OTC USD versus INR		63.270	01/27/2015		4,800	(34)	(46)
	Call - OTC USD versus INR		63.850	02/05/2015		2,800	(15)	(21)
	Call - OTC USD versus INR		64.250	02/25/2015		2,500	(21)	(23)
	Put - OTC USD versus JPY	JPY	112.000	03/12/2015		1,000	(12)	(2)
CBK	Call - OTC EUR versus USD		$1.265	02/13/2015	EUR	4,100	(45)	(5)
	Put - OTC USD versus JPY	JPY	111.900	01/23/2015		$5,100	(42)	(1)
	Put - OTC USD versus JPY		112.880	03/13/2015		7,900	(96)	(26)
	Put - OTC USD versus JPY		112.000	05/15/2015		1,700	(29)	(11)
	Put - OTC USD versus JPY		99.000	09/30/2015		21,300	(219)	(49)
DUB	Call - OTC AUD versus USD		$0.875	01/08/2015	AUD	2,500	(14)	0
	Put - OTC AUD versus USD		0.855	01/16/2015		3,500	(37)	(139)
	Call - OTC EUR versus USD		1.268	01/27/2015	EUR	3,600	(31)	(2)
	Call - OTC EUR versus USD		1.260	02/10/2015		12,100	(142)	(18)
	Call - OTC EUR versus USD		1.270	02/18/2015		3,500	(40)	(4)
	Put - OTC USD versus INR	INR	60.920	01/28/2015		$3,600	(22)	0
	Call - OTC USD versus INR		63.150	01/28/2015		3,600	(23)	(39)
	Put - OTC USD versus JPY	JPY	112.850	03/25/2015		4,900	(64)	(20)
	Put - OTC USD versus JPY		112.500	05/22/2015		4,400	(50)	(33)
FBF	Call - OTC AUD versus USD		$0.890	01/22/2015	AUD	3,600	(17)	0
	Call - OTC USD versus INR	INR	64.000	02/05/2015		$1,600	(9)	(11)
	Put - OTC USD versus JPY	JPY	112.000	01/20/2015		7,300	(52)	(1)
	Put - OTC USD versus JPY		111.400	05/14/2015		2,700	(37)	(15)
	Call - OTC USD versus MXN	MXN	14.500	02/02/2015		2,700	(19)	(63)
GLM	Put - OTC EUR versus USD		$1.230	01/16/2015	EUR	3,800	(42)	(84)
	Put - OTC EUR versus USD		1.225	01/23/2015		3,800	(38)	(76)

	Put - OTC USD versus BRL	BRL	2.300	01/20/2015	$2,400	(10)	0
	Call - OTC USD versus BRL		2.800	01/20/2015	2,400	(18)	(5)
	Put - OTC USD versus INR	INR	61.000	02/18/2015	2,800	(15)	(1)
	Call - OTC USD versus INR		63.500	02/18/2015	2,800	(19)	(35)
	Call - OTC USD versus INR		63.850	02/25/2015	900	(8)	(10)
	Call - OTC USD versus JPY	JPY	119.000	01/16/2015	5,600	(58)	(75)
	Call - OTC USD versus JPY		119.000	01/30/2015	5,600	(65)	(91)
	Put - OTC USD versus JPY		113.500	05/27/2015	4,500	(65)	(43)
	Put - OTC USD versus MXN	MXN	13.250	01/28/2015	2,100	(12)	0
	Call - OTC USD versus MXN		13.850	01/28/2015	2,100	(13)	(133)
	Call - OTC USD versus MXN		14.250	02/18/2015	2,900	(22)	(114)
	Call - OTC USD versus MXN		14.480	02/20/2015	2,900	(26)	(79)
HUS	Call - OTC USD versus INR	INR	63.850	02/25/2015	1,500	(13)	(17)
	Call - OTC USD versus INR		64.250	02/26/2015	2,300	(14)	(21)
	Put - OTC USD versus MXN	MXN	13.350	02/25/2015	1,900	(10)	0
	Call - OTC USD versus MXN		14.050	02/25/2015	1,900	(10)	(99)
JPM	Put - OTC USD versus BRL	BRL	2.300	01/21/2015	2,200	(16)	0
	Call - OTC USD versus BRL		2.800	01/21/2015	2,200	(21)	(6)
	Put - OTC USD versus BRL		2.300	01/23/2015	2,300	(18)	0
	Call - OTC USD versus BRL		2.800	01/23/2015	2,300	(18)	(7)
	Put - OTC USD versus BRL		2.400	02/12/2015	2,800	(9)	0
	Call - OTC USD versus BRL		2.900	02/12/2015	2,800	(22)	(8)
	Call - OTC USD versus INR	INR	63.400	01/22/2015	1,700	(11)	(12)
	Call - OTC USD versus INR		65.900	05/12/2015	9,800	(80)	(130)
	Put - OTC USD versus JPY	JPY	112.600	02/13/2015	6,200	(61)	(8)
	Put - OTC USD versus JPY		112.000	05/15/2015	900	(15)	(6)
	Put - OTC USD versus JPY		109.000	11/10/2015	4,500	(86)	(52)
	Call - OTC USD versus MXN	MXN	14.350	02/26/2015	8,000	(68)	(279)
MSB	Put - OTC USD versus BRL	BRL	2.300	01/28/2015	2,500	(12)	0
	Call - OTC USD versus BRL		2.800	01/28/2015	2,500	(34)	(10)
	Put - OTC USD versus JPY	JPY	112.000	01/20/2015	5,200	(40)	(1)
SCX	Call - OTC USD versus INR	INR	64.240	02/16/2015	1,800	(9)	(14)
SOG	Put - OTC USD versus JPY	JPY	109.000	11/19/2015	4,800	(82)	(58)
UAG	Call - OTC USD versus INR	INR	64.250	02/25/2015	4,800	(41)	(44)
	Put - OTC USD versus JPY	JPY	110.500	01/07/2015	3,300	(32)	0
	Put - OTC USD versus JPY		111.500	02/09/2015	2,100	(17)	(1)
	Put - OTC USD versus JPY		112.500	02/11/2015	3,200	(30)	(3)
	Put - OTC USD versus JPY		110.000	05/12/2015	6,000	(70)	(24)
	Put - OTC USD versus JPY		100.000	07/03/2015	5,800	(37)	(6)
ULO	Put - OTC USD versus JPY		112.000	02/09/2015	1,600	(16)	(1)

						$(2,826)	$(2,436)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.270%	03/27/2015	$9,300	$(113)	$(17)
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	01/16/2018	10,300	(128)	(107)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.520%	09/18/2015	8,900	(78)	(57)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.770%	01/23/2015	27,000	(4)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.520%	09/18/2015	60,200	(527)	(386)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.820%	01/30/2015	17,600	(82)	(2)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.320%	01/16/2015	9,000	(92)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.300%	01/30/2015	4,500	(51)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.250%	03/02/2015	4,700	(44)	(4)

							$(1,119)	$(573)

Total Written Options							$(4,047)	$(3,045)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%		$7,300	$(116)	$(201)	$0	$(317)
	Italy Government International Bond	1.000%	12/20/2019	1.191%		14,000	8	(129)	0	(121)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		3,100	21	(20)	1	0
	Russia Government International Bond	1.000%	12/20/2019	4.779%		1,200	(107)	(60)	0	(167)
BPS	U.S. Treasury Notes	0.250%	03/20/2016	0.099%	EUR	4,900	(69)	81	12	0
BRC	Brazil Government International Bond	1.000%	09/20/2015	0.789%		$25,000	(310)	356	46	0
	China Government International Bond	1.000%	06/20/2019	0.720%		30,400	156	230	386	0
	Italy Government International Bond	1.000%	09/20/2019	1.155%		500	0	(2)	0	(2)
	Italy Government International Bond	1.000%	12/20/2019	1.191%		4,400	4	(42)	0	(38)
	Russia Government International Bond	1.000%	09/20/2015	5.125%		1,100	(14)	(18)	0	(32)
	Russia Government International Bond	1.000%	12/20/2015	5.114%		10,900	(152)	(270)	0	(422)
	Russia Government International Bond	1.000%	12/20/2019	4.779%		5,400	(383)	(464)	0	(847)
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.789%		1,000	(16)	18	2	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%		18,100	(325)	242	0	(83)

	Mexico Government International Bond	1.000%	12/20/2019	0.996%	17,100	101	(93)	8	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%	5,200	(61)	(90)	0	(151)
DUB	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.424%	27,000	480	169	649	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.510%	19,700	326	76	402	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%	15,800	(258)	219	0	(39)
	Italy Government International Bond	1.000%	06/20/2019	1.114%	6,400	(113)	84	0	(29)
	Italy Government International Bond	1.000%	09/20/2019	1.155%	2,300	(1)	(14)	0	(15)
	Prudential Financial, Inc.	1.000%	03/20/2019	0.431%	19,700	326	142	468	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%	400	(5)	(7)	0	(12)
FBF	American International Group, Inc.	1.000%	03/20/2019	0.390%	15,700	237	163	400	0
	Brazil Government International Bond	1.000%	06/20/2015	0.788%	3,400	(39)	43	4	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.331%	1,200	(27)	37	10	0
	Verizon Communications, Inc.	1.000%	09/20/2018	0.471%	1,000	27	(7)	20	0
GST	Greece Government International Bond	1.000%	12/20/2015	18.551%	2,000	(92)	(202)	0	(294)
	Italy Government International Bond	1.000%	12/20/2019	1.191%	16,300	16	(116)	0	(100)
	Mexico Government International Bond	1.000%	06/20/2019	0.904%	4,200	30	(11)	19	0
	Mexico Government International Bond	1.000%	12/20/2019	0.996%	6,500	42	(39)	3	0
	Russia Government International Bond	1.000%	12/20/2019	4.779%	900	(109)	(32)	0	(141)
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.789%	1,200	(12)	14	2	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%	15,800	(265)	226	0	(39)
	Italy Government International Bond	1.000%	06/20/2019	1.114%	300	(2)	1	0	(1)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%	3,000	18	(16)	2	0
	Russia Government International Bond	1.000%	12/20/2019	4.779%	6,600	(481)	(554)	0	(1,035)
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.789%	200	(2)	2	0	0
	Italy Government International Bond	1.000%	12/20/2019	1.191%	31,800	85	(361)	0	(276)
	Mexico Government International Bond	1.000%	06/20/2019	0.904%	100	1	0	1	0
	Russia Government International Bond	1.000%	12/20/2019	4.779%	100	(12)	(4)	0	(16)
MYC	Brazil Government International Bond	1.000%	06/20/2019	1.777%	2,800	(93)	2	0	(91)
	France Government Bond	0.250%	12/20/2019	0.413%	44,700	(623)	276	0	(347)
	Italy Government International Bond	1.000%	03/20/2019	1.069%	7,800	(129)	110	0	(19)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%	1,400	9	(8)	1	0
	Spain Government International Bond	1.000%	09/20/2019	0.782%	1,500	26	(10)	16	0
RYL	Indonesia Government International Bond	1.000%	03/20/2016	0.331%	1,200	(27)	37	10	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.789%	500	(5)	6	1	0

						$(1,935)	$(236)	$2,463	$(4,634)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$193	$0	$3	$3	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	579	0	8	8	0

					$0	$11	$11	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	1,000	$0	$(10)	$0	$(10)
	Pay	1-Year BRL-CDI	10.770%	01/02/2017		400	(2)	(1)	0	(3)
	Pay	1-Year BRL-CDI	13.060%	01/02/2018		11,800	21	19	40	0
	Pay	28-Day MXN-TIIE	6.920%	11/28/2029	MXN	25,200	0	63	63	0
BPS	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	2,000	(9)	(5)	0	(14)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		66,600	36	(231)	0	(195)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021		49,000	83	(360)	0	(277)
CBK	Pay	1-Year BRL-CDI	11.250%	01/04/2021		4,000	(41)	5	0	(36)
DUB	Pay	1-Year BRL-CDI	11.470%	01/02/2017		20,500	23	(83)	0	(60)
	Pay	1-Year BRL-CDI	11.250%	01/04/2021		4,000	(43)	7	0	(36)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021		36,200	52	(256)	0	(204)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		7,700	(4)	(21)	0	(25)
	Pay	1-Year BRL-CDI	12.000%	01/04/2021		6,300	1	(2)	0	(1)
FBF	Pay	1-Year BRL-CDI	13.060%	01/02/2018		2,100	4	3	7	0
	Pay	28-Day MXN-TIIE	6.338%	11/12/2019	MXN	19,200	0	(4)	0	(4)
GLM	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	1,000	0	(10)	0	(10)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		500	(2)	(2)	0	(4)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		46,000	38	(173)	0	(135)
	Pay	1-Year BRL-CDI	13.000%	01/02/2018		18,300	0	54	54	0
HUS	Pay	1-Year BRL-CDI	11.470%	01/02/2017		56,000	53	(217)	0	(164)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		1,650	3	(1)	2	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	7,800	(6)	12	6	0
	Pay	28-Day MXN-TIIE	6.570%	04/19/2024		82,400	(1)	248	247	0
JPM	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	31,000	23	(114)	0	(91)
MYC	Pay	1-Year BRL-CDI	12.560%	01/04/2021		200	2	0	2	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017		5,200	3	(138)	0	(135)
	Pay	1-Year BRL-CDI	11.250%	01/04/2021		8,000	(83)	11	0	(72)
	Pay	1-Year BRL-CDI	12.535%	01/04/2021		8,900	0	50	50	0
	Pay	28-Day MXN-TIIE	5.010%	10/10/2019	MXN	60,200	0	(54)	0	(54)
	Pay	28-Day MXN-TIIE	5.840%	09/14/2021		346,300	(109)	258	149	0

							$42	$(952)	$620	$(1,530)

Total Swap Agreements							$(1,893)	$(1,177)	$3,094	$(6,164)

(j)	Securities with an aggregate market value of $4,856 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$19,424	$3,572	$22,996
Corporate Bonds & Notes
Banking & Finance	0	418,910	0	418,910
Industrials	0	124,149	0	124,149
Utilities	0	84,710	0	84,710
Municipal Bonds & Notes
California	0	117	0	117
Illinois	0	265	0	265
Louisiana	0	1,206	0	1,206
New York	0	791	0	791
U.S. Government Agencies	0	403,665	0	403,665
U.S. Treasury Obligations	0	366,017	0	366,017
Mortgage-Backed Securities	0	137,058	0	137,058
Asset-Backed Securities	0	68,201	0	68,201
Sovereign Issues	0	214,173	0	214,173
Convertible Preferred Securities
Banking & Finance	0	2,795	0	2,795
Preferred Securities
Banking & Finance	0	5,997	0	5,997
Short-Term Instruments
Certificates of Deposit	0	70,756	0	70,756
Commercial Paper	0	13,179	0	13,179
Repurchase Agreements	0	863	0	863
Mexico Treasury Bills	0	25,482	0	25,482
U.S. Treasury Bills	0	2,784	0	2,784
	$0	$1,960,542	$3,572	$1,964,114

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$36,718	$0	$0	$36,718

Total Investments	$36,718	$1,960,542	$3,572	$2,000,832

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,198	353	0	1,551
Over the counter	0	53,368	0	53,368
	$1,198	$53,721	$0	$54,919

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(179)	(359)	0	(538)
Over the counter	0	(24,670)	0	(24,670)

	$(179)	$(25,029)	$0	$(25,208)

Totals	$37,737	$1,989,234	$3,572	$2,030,543

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.4%
SHORT-TERM INSTRUMENTS 99.4%
GOVERNMENT AGENCY REPURCHASE AGREEMENTS 2.3%		$18,040

SHORT-TERM NOTES 8.9%
Federal Home Loan Bank
0.190% due 09/29/2015	$2,900	2,899
0.200% due 09/10/2015	65,140	65,134

		68,033

TREASURY REPURCHASE AGREEMENTS 88.2%		677,900

Total Short-Term Instruments (Cost $763,973)		763,973

Total Investments in Securities (Cost $763,973)		763,973

Total Investments 99.4% (Cost $763,973)		$763,973
Other Assets and Liabilities, net 0.6%		4,855

Net Assets 100.0%		$768,828

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
Government Agency Repurchase Agreements
GSC	0.170%	12/31/2014	01/02/2015	$10,000	Freddie Mac 3.500% due 09/01/2042	$(10,310)	$10,000	$10,000
SSB	0.000%	12/31/2014	01/02/2015	8,040	Fannie Mae 2.200% due 10/17/2022	(8,201)	8,040	8,040
Treasury Repurchase Agreements
BOM	0.090%	12/31/2014	01/02/2015	49,600	U.S. Treasury Notes 3.625% due 08/15/2019	(50,636)	49,600	49,600
BPG	0.120%	12/31/2014	01/02/2015	17,000	U.S. Treasury Notes 1.875% due 08/31/2017	(17,352)	17,000	17,000
	0.130%	12/31/2014	01/02/2015	36,000	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	(36,872)	36,000	36,000
	0.140%	12/31/2014	01/02/2015	4,500	Freddie Mac 3.500% due 09/01/2044	(4,665)	4,500	4,500
BSN	0.150%	12/31/2014	01/02/2015	50,200	U.S. Treasury Notes 2.125% due 09/30/2021	(51,204)	50,200	50,200
FOB	0.150%	12/31/2014	01/02/2015	44,000	U.S. Treasury Notes 2.375% due 02/28/2015	(44,935)	44,000	44,000
IND	0.140%	12/31/2014	01/02/2015	90,700	U.S. Treasury Notes 2.250% due 01/31/2015	(92,507)	90,700	90,700
JPS	0.140%	12/31/2014	01/02/2015	46,600	U.S. Treasury Notes 0.750% due 01/15/2017	(47,700)	46,600	46,600
MBC	0.150%	12/31/2014	01/02/2015	123,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	(93,516)	123,000	123,000
					U.S. Treasury Notes 1.500% due 10/31/2019	(33,389)
MSC	0.150%	12/31/2014	01/02/2015	12,400	U.S. Treasury Bonds 3.750% - 4.625% due 02/15/2040 - 11/15/2043	(12,668)	12,400	12,400
RBS	0.140%	12/31/2014	01/02/2015	75,000	U.S. Treasury Notes 4.500% due 11/15/2015	(76,535)	75,000	75,000
RDR	0.150%	12/31/2014	01/02/2015	90,700	U.S. Treasury Bonds 2.750% due 11/15/2042	(92,780)	90,700	90,700
TDM	0.150%	12/31/2014	01/02/2015	38,200	U.S. Treasury Notes 1.250% due 01/31/2019	(39,217)	38,200	38,200

Total Repurchase Agreements						$(712,487)	$695,940	$695,940

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Short-Term Instruments
Government Agency Repurchase Agreements	$0	$18,040	$0	$18,040
Short-Term Notes	0	68,033	0	68,033
Treasury Repurchase Agreements	0	677,900	0	677,900

Total Investments	$0	$763,973	$0	$763,973

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Opportunities Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.8%
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
SLM Student Loan Trust
0.635% due 07/25/2039	EUR	880	$997

Total Corporate Bonds & Notes (Cost $1,074)			997

U.S. GOVERNMENT AGENCIES 41.8%
Fannie Mae
0.000% due 01/25/2018 (a)		$439,616	411
0.000% due 07/25/2033 - 07/25/2043 (b)		4,133	3,515
0.770% due 02/25/2024		19	19
0.983% due 09/25/2022 (a)		34,132	1,944
2.000% due 12/25/2042		76	48
2.354% due 03/01/2023		1,575	1,566
2.500% due 06/25/2022		1	1
2.500% due 12/25/2027 - 02/25/2028 (a)		13,820	1,304
2.980% due 07/01/2022		10,150	10,519
3.000% due 09/25/2022 - 04/25/2043		3,666	3,396
3.000% due 09/25/2039 - 04/25/2043 (a)		63,615	8,933
3.197% due 08/25/2043		90	95
3.330% due 07/01/2022		1,894	1,993
3.357% due 05/25/2042		77	81
3.490% due 07/01/2026		4,285	4,530
3.500% due 01/25/2041 - 01/01/2045		60,001	62,376
3.500% due 01/25/2042 - 02/25/2043 (a)		23,661	3,249
3.600% due 08/01/2023		454	484
3.690% due 08/01/2023		3,759	4,055
3.750% due 05/25/2033		54	57
3.765% due 12/01/2025		4,500	4,879
3.831% due 10/25/2041		2,751	2,681
4.000% due 02/25/2024 - 02/25/2044 (a)		1,876	294
4.000% due 11/25/2040 - 02/01/2045		51,171	54,677
4.500% due 04/01/2031 - 02/01/2045		82,821	90,067
5.000% due 04/25/2033 - 07/25/2040		6,979	7,778
5.500% due 07/25/2034 - 06/25/2036		3,399	3,935
5.916% due 03/25/2043		1,974	1,844
5.931% due 06/25/2037 (a)		1,552	233
5.981% due 05/25/2042 - 08/25/2042 (a)		3,845	752
6.000% due 02/25/2034 - 11/01/2040		2,216	2,555
6.031% due 03/25/2042 (a)		414	72
6.081% due 03/25/2024 - 02/25/2043 (a)		5,875	1,128
6.300% due 06/25/2031		1,036	1,176
6.481% due 08/25/2018 (a)		24,329	4,088
6.500% due 03/01/2017		149	156
6.501% due 01/25/2018 (a)		63,892	4,922
6.531% due 08/25/2040 (a)		4,458	570
6.581% due 09/25/2039 (a)		412	74
6.631% due 11/25/2036 (a)		4,910	768
6.763% due 04/25/2042		115	117
7.000% due 12/25/2023 - 03/25/2049		96	117
7.165% due 05/25/2042		80	81
7.259% due 08/25/2033		973	1,065
8.931% due 07/25/2033		1,959	2,575
9.389% due 10/25/2041		2,968	3,063
9.489% due 11/25/2041		7,544	7,913
11.318% due 08/25/2043		4,424	4,782
12.321% due 03/25/2040		363	419
15.322% due 05/25/2043		3,032	3,334
17.409% due 09/25/2024		39	50
19.320% due 09/25/2023		11	15
24.842% due 12/25/2036		336	534
Fannie Mae Strips
0.000% due 01/25/2033 - 10/25/2036 (b)		187	171
5.500% due 02/25/2029 - 01/25/2032 (a)		754	156
6.000% due 02/25/2033 (a)		586	126
Freddie Mac
0.000% due 09/15/2032 - 07/15/2042 (b)		2,783	2,583
0.898% due 09/25/2022 (a)		47,370	2,587
1.250% due 10/02/2019		16,400	16,053
1.292% due 08/25/2019 (a)		152,552	7,971
1.375% due 11/25/2019 (a)		104,041	6,030
2.500% due 09/15/2027 - 12/15/2027 (a)		19,895	1,921
3.000% due 04/15/2027 - 12/15/2032 (a)		3,689	385
3.000% due 06/15/2036		139	142

3.500% due 03/15/2035 - 10/15/2042	3,577	3,591
4.000% due 04/15/2019 - 08/01/2043	14,860	15,888
4.500% due 04/01/2019 - 11/15/2044	14,809	15,927
5.000% due 05/15/2019 - 12/01/2039	3,763	4,197
5.500% due 02/15/2033 - 05/15/2041	4,853	5,353
5.759% due 05/15/2033	2,855	2,630
5.839% due 06/15/2018 - 10/15/2036 (a)	2,875	307
5.939% due 08/15/2043 (a)	21,904	4,186
6.000% due 07/15/2035	351	459
6.039% due 06/15/2044 (a)	3,561	719
6.269% due 02/15/2037 (a)	1,987	339
6.439% due 01/15/2041 (a)	1,973	253
6.489% due 02/15/2032 - 03/15/2035 (a)	5,981	823
6.539% due 10/15/2034 - 09/15/2035 (a)	5,729	720
6.589% due 03/15/2037 (a)	2,750	386
6.879% due 12/15/2023 (a)	1,262	255
7.000% due 03/01/2039	147	166
7.594% due 12/15/2042	635	642
7.839% due 06/15/2031 (a)	550	143
7.979% due 09/17/2032	81	92
8.240% due 05/15/2024 (a)	701	125
8.970% due 07/15/2037	8,906	9,217
9.389% due 09/15/2041	3,708	3,882
9.478% due 10/15/2040	1,036	1,098
9.578% due 01/15/2041	670	711
11.851% due 05/15/2035	740	778
11.907% due 05/15/2033	59	76
12.678% due 05/15/2033	14	15
13.978% due 02/15/2041	1,634	1,896
15.295% due 04/15/2043	4,367	4,858
15.377% due 05/15/2041	2,941	3,112
15.545% due 10/15/2033	994	1,257
16.099% due 11/15/2034	21	27
17.744% due 05/15/2035	540	662
18.848% due 10/15/2023	120	168
Freddie Mac Strips
0.000% due 02/01/2034 (b)	2,572	2,398
Ginnie Mae
0.000% due 03/16/2033 - 05/20/2041 (b)	10,594	8,884
0.606% due 11/20/2060	1,847	1,839
0.652% due 12/16/2043 (a)	17,713	82
0.656% due 03/20/2061	979	977
0.676% due 08/20/2062	1,830	1,831
0.850% due 05/16/2050 (a)	28,573	985
0.876% due 09/20/2063	16,438	16,566
0.956% due 08/16/2048 (a)	21,595	1,355
1.262% due 04/16/2053 (a)	12,444	751
1.510% due 12/16/2043 (a)	847	40
1.841% due 05/16/2053 (a)	1,895	132
2.072% due 12/20/2042	51	49
2.500% due 07/20/2042	1	1
3.000% due 10/20/2042 (a)	8,968	1,059
3.500% due 05/16/2042 - 01/01/2045	17,000	17,839
4.000% due 09/20/2038 - 02/01/2045	33,014	35,330
4.000% due 03/16/2042 (a)	7,818	1,210
4.250% due 10/20/2038	1,040	1,107
4.500% due 03/15/2039 - 01/20/2042	9,174	10,071
4.500% due 12/16/2041 - 03/16/2043 (a)	5,509	849
5.000% due 08/20/2034 - 07/20/2040	708	791
5.000% due 09/20/2038 (a)	2,355	348
5.500% due 02/20/2034 - 04/20/2040	40	44
5.500% due 11/16/2037 (a)	256	26
5.939% due 11/16/2034 (a)	1,642	276
6.000% due 06/20/2037 - 06/20/2041	1,874	2,123
6.085% due 02/20/2042 (a)	2,307	298
6.415% due 10/20/2033 (a)	2,430	529
6.500% due 03/15/2035	1,477	1,744
7.500% due 11/15/2030	40	46
8.000% due 05/17/2034	304	340
8.947% due 09/20/2044	3,552	3,613
9.269% due 12/20/2040	4,000	4,373
11.559% due 09/20/2043	290	298

Total U.S. Government Agencies (Cost $553,208)		556,577

U.S. TREASURY OBLIGATIONS 22.1%
U.S. Treasury Notes
1.500% due 10/31/2019	10,000	9,936
1.500% due 11/30/2019 (e)	5,000	4,968
1.875% due 11/30/2021 (e)	118,400	117,725
2.000% due 08/31/2021 (g)(i)	10,351	10,380
2.250% due 11/15/2024 (e)	52,800	53,163
2.375% due 08/15/2024 (e)(i)	96,800	98,543

Total U.S. Treasury Obligations (Cost $290,304)		294,715

MORTGAGE-BACKED SECURITIES 30.3%
Aggregator of Loans Backed by Assets
2.809% due 12/16/2042	GBP	774	1,225
American Home Mortgage Assets Trust
0.460% due 08/25/2037 ^		$11,753	5,765
2.951% due 01/25/2036		2,867	2,003
American Home Mortgage Investment Trust
2.326% due 06/25/2045		924	915
Banc of America Alternative Loan Trust
6.000% due 06/25/2046		6,761	5,235
Banc of America Funding Trust
2.008% due 01/26/2037		54	54
2.748% due 02/20/2036		2,580	2,097
2.799% due 01/20/2047 ^		31	25
6.000% due 09/25/2036		78	74
Banc of America Mortgage Trust
2.630% due 04/25/2035 ^		1,066	990
2.674% due 05/25/2034		262	262
2.841% due 06/25/2034		322	319
2.888% due 11/20/2046 ^		540	451
5.134% due 04/25/2035		99	91
Bancaja Fondo de Titulizacion de Activos
0.331% due 02/20/2036	EUR	2,100	2,497
BCAP LLC Trust
0.325% due 01/26/2037		$5,652	3,781
0.420% due 07/26/2035		4,082	4,039
1.577% due 10/26/2035		5,681	5,692
2.379% due 01/26/2034		1,221	1,229
2.774% due 12/26/2037		803	805
4.000% due 03/26/2036		3,818	3,842
Bear Stearns Adjustable Rate Mortgage Trust
2.455% due 12/25/2046 ^		2,300	1,982
2.491% due 10/25/2036		683	584
2.579% due 10/25/2034		295	292
2.647% due 05/25/2034		96	92
Bear Stearns ALT-A Trust
0.330% due 02/25/2034		107	96
0.490% due 08/25/2036 ^		20,058	15,351
0.670% due 01/25/2036 ^		3,373	2,609
2.484% due 08/25/2036 ^		4,477	2,704
5.065% due 09/25/2035 ^		732	580
Bear Stearns Mortgage Funding Trust
0.400% due 09/25/2046 ^		257	192
Bear Stearns Structured Products, Inc.
2.591% due 01/26/2036		8,756	6,961
Celtic Residential Irish Mortgage Securitisation PLC
0.320% due 04/10/2048	EUR	5,723	6,537
0.342% due 12/14/2048		2,094	2,390
CGBAM Commercial Mortgage Trust
3.177% due 02/15/2031 (a)		$138,781	2,778
Chase Mortgage Finance Trust
2.431% due 02/25/2037		30	30
Citigroup Commercial Mortgage Trust
5.425% due 10/15/2049		3,007	3,190
Citigroup Mortgage Loan Trust, Inc.
2.510% due 03/25/2036		273	259
2.540% due 05/25/2035		60	60
6.000% due 08/25/2037		4,600	3,602
Commercial Mortgage Trust
1.897% due 12/10/2045 (a)		7,834	741
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		124	108
Countrywide Alternative Loan Trust
0.290% due 06/25/2036		8,288	7,101
0.485% due 11/20/2035		1,023	851
0.570% due 06/25/2036 ^		45	30
0.870% due 05/25/2036		465	302
1.613% due 09/25/2035		130	120
2.471% due 03/25/2047 ^		319	264
5.081% due 02/25/2035 (a)		3,143	405
5.445% due 05/25/2036		8,719	7,588
6.000% due 10/25/2032		1	1
6.000% due 04/25/2037 ^		2,308	1,924
Countrywide Home Loan Mortgage Pass-Through Trust
0.500% due 02/25/2035		684	633
2.522% due 11/19/2033		48	47
2.527% due 09/25/2037 ^		798	698
2.550% due 03/25/2037 ^		1,765	1,410
2.558% due 01/25/2036		249	226
2.581% due 02/25/2047 ^		1,888	1,577
2.589% due 08/25/2034		1	1
4.966% due 01/25/2036 ^		12,560	11,825

5.500% due 01/25/2035		720	733
5.750% due 05/25/2037 ^		80	72
6.000% due 01/25/2038		872	795
6.250% due 09/25/2037 ^		264	260
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 06/25/2035		1,646	1,699
Credit Suisse Mortgage Capital Certificates
0.437% due 12/27/2035		4,757	4,554
2.776% due 01/26/2047		10,205	7,437
4.792% due 05/27/2053		2,467	2,474
5.820% due 10/26/2036		1,462	1,155
CSAB Mortgage-Backed Trust
6.000% due 11/25/2036		93	51
Deco Pan Europe BV
0.325% due 10/27/2020	EUR	3,230	3,650
Deco Pan Europe PLC
0.485% due 01/27/2018		1,424	1,713
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.809% due 06/28/2047		$156	155
Eurosail PLC
1.330% due 09/13/2045	GBP	2,424	3,549
Fastnet Securities PLC
0.262% due 08/10/2043	EUR	1,096	1,252
First Horizon Alternative Mortgage Securities Trust
1.965% due 07/25/2036		$413	284
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035		718	668
2.613% due 11/25/2035		124	116
First Republic Mortgage Loan Trust
0.511% due 11/15/2031		45	42
Freddie Mac
4.720% due 10/25/2024		550	543
Global Mortgage Securitization Ltd.
0.440% due 04/25/2032		4,212	4,068
GMAC Mortgage Corp. Loan Trust
3.256% due 05/25/2035		82	82
Great Hall Mortgages PLC
0.373% due 06/18/2039		2,735	2,600
GS Mortgage Securities Trust
1.502% due 08/10/2043 (a)		67,100	4,313
GSR Mortgage Loan Trust
6.250% due 08/25/2036		2,143	1,674
HarborView Mortgage Loan Trust
0.474% due 08/19/2045		138	129
2.331% due 04/19/2034		410	411
Hercules Eclipse PLC
0.797% due 10/25/2018	GBP	1,490	2,295
Impac Secured Assets Trust
0.340% due 01/25/2037		$10,199	8,543
0.520% due 05/25/2036		109	106
Indus Eclipse PLC
0.727% due 01/25/2020	GBP	292	448
IndyMac Mortgage Loan Trust
0.950% due 12/25/2034		$734	623
2.405% due 08/25/2035		204	178
2.525% due 12/25/2034		17	15
2.645% due 09/25/2036		9,741	7,953
2.663% due 09/25/2036		503	365
Jefferies Resecuritization Trust
2.340% due 02/26/2036		2,084	2,056
6.129% due 06/25/2047		2,171	2,144
JPMorgan Alternative Loan Trust
0.315% due 09/25/2036		5,618	4,994
0.330% due 11/25/2036 ^		6,067	4,713
3.049% due 11/25/2036 ^		7,228	6,117
JPMorgan Mortgage Trust
2.489% due 07/25/2035		37	37
2.568% due 10/25/2035		115	115
2.634% due 04/25/2035		213	217
JPMorgan Resecuritization Trust
6.000% due 09/26/2036		12,360	7,749
La Hipotecaria Panamanian Mortgage Trust
3.258% due 11/24/2042		17,104	17,609
LB Commercial Mortgage Trust
5.517% due 07/15/2044		50	54
LB-UBS Commercial Mortgage Trust
0.539% due 02/15/2040 (a)		161,676	1,957
Leek Finance PLC
0.820% due 09/21/2038	GBP	5,217	8,465
Lehman Mortgage Trust
0.490% due 08/25/2036 ^		$458	354
5.750% due 02/25/2037		12,349	9,907
Lehman XS Trust
0.290% due 08/25/2036		826	643
1.070% due 08/25/2047		8,814	6,245

London & Regional Debt Securitisation PLC
4.810% due 10/15/2017	GBP	4,369	6,883
Luminent Mortgage Trust
0.400% due 05/25/2037 ^		$118	82
Merrill Lynch Mortgage Investors Trust
0.420% due 08/25/2036		2,529	2,454
1.156% due 10/25/2035		1,131	1,079
1.582% due 10/25/2035		1,939	1,891
2.067% due 07/25/2029		37	37
2.510% due 12/25/2035		204	194
2.521% due 02/25/2036 ^		1,726	1,380
Morgan Stanley Bank of America Merrill Lynch Trust
1.480% due 12/15/2048 (a)		11,294	704
Morgan Stanley Capital Trust
5.319% due 12/15/2043		6,259	6,654
Morgan Stanley Mortgage Loan Trust
0.440% due 09/25/2035		2,927	2,907
2.496% due 06/25/2037		2,702	1,832
5.198% due 09/25/2035 ^		266	207
5.500% due 10/25/2037		2,168	2,016
Morgan Stanley Re-REMIC Trust
0.461% due 02/26/2037		523	523
5.000% due 11/26/2036		235	235
Mortgage Equity Conversion Asset Trust
0.570% due 02/25/2042		2,733	2,296
0.630% due 10/25/2041		1,879	1,539
0.640% due 05/25/2042		5,605	4,848
0.750% due 01/25/2042		16,384	13,649
New York Mortgage Trust
0.500% due 08/25/2035		2,064	1,909
RBSSP Resecuritization Trust
0.670% due 09/26/2034		682	641
7.843% due 06/26/2037		1,115	648
Residential Accredit Loans, Inc. Trust
0.370% due 10/25/2046		3,976	2,708
0.380% due 04/25/2046		11,533	5,882
0.470% due 08/25/2035		473	368
0.520% due 08/25/2035 ^		2,988	2,283
0.570% due 10/25/2045		396	310
3.492% due 05/25/2035		206	175
6.000% due 10/25/2034		740	778
8.000% due 04/25/2036 ^		624	583
Residential Asset Securitization Trust
6.250% due 08/25/2036		1,435	1,340
Residential Funding Mortgage Securities, Inc. Trust
3.766% due 04/25/2037		1,578	1,350
Royal Bank of Scotland Capital Funding Trust
5.137% due 04/15/2024		3,500	3,515
Rural Hipotecario Fondo De Titulizacion Hipotec
0.319% due 02/13/2033	EUR	794	950
Sequoia Mortgage Trust
0.385% due 03/20/2035		$926	834
2.547% due 07/20/2037		320	271
Sovereign Commercial Mortgage Securities Trust
5.988% due 07/22/2030		600	607
SRERS Funding Ltd.
0.408% due 05/09/2046		3,444	3,264
Structured Adjustable Rate Mortgage Loan Trust
2.514% due 08/25/2035		457	423
Structured Asset Mortgage Investments Trust
0.350% due 07/25/2046		172	141
0.360% due 07/25/2046 ^		13,178	8,528
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.435% due 09/25/2033		431	431
Thornburg Mortgage Securities Trust
1.070% due 03/25/2044		139	127
1.506% due 04/25/2045		1,806	1,776
Titan Europe Ltd.
0.302% due 04/23/2017	EUR	3,012	3,545
UBS-Barclays Commercial Mortgage Trust
0.172% due 08/10/2049 (a)		$178,586	2,846
Virgil Mortgage No1 PLC
2.810% due 03/12/2045	GBP	3,543	5,583
WaMu Commercial Mortgage Securities Trust
5.362% due 03/23/2045		$453	465
5.686% due 03/23/2045		2,200	2,292
WaMu Mortgage Pass-Through Certificates Trust
0.578% due 10/25/2044		9,361	9,080
0.910% due 11/25/2034		2,492	2,403
1.113% due 02/25/2046		727	691
2.119% due 07/25/2037		230	197
2.362% due 08/25/2035		110	110
2.469% due 12/25/2035		4,425	3,881
4.005% due 12/25/2036 ^		2,822	2,578
4.568% due 07/25/2037 ^		160	149

Washington Mutual Mortgage Pass-Through Certificates Trust
0.420% due 02/25/2036		673	520
0.813% due 01/25/2047		4,532	3,256
5.750% due 11/25/2035		2,608	2,349
Wells Fargo Mortgage-Backed Securities Trust
0.670% due 06/25/2037		537	469
2.589% due 08/25/2033		45	46
2.600% due 04/25/2036 ^		424	416
2.610% due 02/25/2035		37	36
2.612% due 03/25/2036		668	667
2.613% due 05/25/2036 ^		186	177
2.615% due 01/25/2035		272	271
2.615% due 03/25/2036		1,268	1,257
6.000% due 09/25/2036		88	86
Windermere CMBS Ltd.
0.531% due 04/22/2018	EUR	2,528	2,973

Total Mortgage-Backed Securities (Cost $381,662)			403,508

ASSET-BACKED SECURITIES 24.7%
Accredited Mortgage Loan Trust
0.300% due 02/25/2037		$1,703	1,628
0.640% due 09/25/2035		3,405	2,581
ACE Securities Corp.
0.470% due 02/25/2036		3,655	3,232
0.850% due 09/25/2035		6,651	5,379
1.145% due 11/25/2033		1,987	1,867
ALM Ltd.
1.463% due 02/13/2023		2,100	2,100
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.620% due 07/25/2035		6,400	5,717
0.640% due 05/25/2035		5,000	4,758
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.945% due 10/25/2033		2,285	2,167
Asset-Backed Funding Certificates Trust
0.790% due 04/25/2034		5,282	5,241
1.420% due 06/25/2034		2,627	2,472
Asset-Backed Securities Corp. Home Equity Loan Trust
0.890% due 06/25/2035		1,223	1,147
1.130% due 11/25/2033		2,666	2,554
Atrium CDO Corp.
1.332% due 11/16/2022		9,300	9,312
Avoca CLO PLC
0.516% due 01/16/2023	EUR	1,062	1,276
Babson CLO Ltd.
2.255% due 09/28/2021		$1,450	1,451
Bear Stearns Asset-Backed Securities Trust
0.370% due 12/25/2036		8,464	7,947
0.370% due 04/25/2037 ^		7,593	6,917
1.170% due 10/25/2037		1,896	1,781
BMI CLO
2.732% due 08/01/2021		1,500	1,499
Carrington Mortgage Loan Trust
0.390% due 12/25/2036		11,809	7,828
Centex Home Equity Loan Trust
3.735% due 02/25/2032		1,021	1,030
Chapel BV
0.738% due 11/17/2064	EUR	7,821	8,978
Citigroup Mortgage Loan Trust, Inc.
0.310% due 05/25/2037		$1,932	1,867
0.580% due 10/25/2035		1,700	1,561
Countrywide Asset-Backed Certificates
0.310% due 07/25/2037		7,100	5,638
0.320% due 05/25/2037		8,463	7,297
0.330% due 10/25/2047		520	516
0.370% due 04/25/2036		765	694
0.410% due 04/25/2036		695	555
0.650% due 01/25/2036		900	759
0.670% due 08/25/2047		1,247	1,228
0.810% due 08/25/2035		4,502	4,148
1.070% due 10/25/2034		5,904	5,761
5.530% due 04/25/2047		662	653
Countrywide Asset-Backed Certificates Trust
0.635% due 07/25/2035		5,000	4,978
Credit-Based Asset Servicing and Securitization LLC
0.215% due 11/25/2036		2,706	1,536
1.115% due 04/25/2036		10,634	9,106
5.453% due 10/25/2036		1,100	1,077
Dalradian European CLO BV
0.468% due 04/11/2023	EUR	557	673
Dryden Senior Loan Fund
1.401% due 01/15/2022		$3,900	3,893
EMC Mortgage Loan Trust
0.720% due 08/25/2040		1,867	1,674

Equifirst Loan Securitization Trust
0.360% due 04/25/2037		1,246	1,012
Eurocredit CDO BV
1.489% due 02/22/2020	EUR	1,900	2,302
FAB CBO BV
0.882% due 12/31/2078		4,500	4,612
First Franklin Mortgage Loan Trust
0.330% due 04/25/2036		$4,636	3,930
0.680% due 09/25/2035		1,297	1,294
0.980% due 04/25/2035		4,881	4,599
Fraser Sullivan CLO Ltd.
2.731% due 04/20/2023		2,500	2,507
GSAA Home Equity Trust
0.400% due 04/25/2047		704	463
0.470% due 05/25/2047		1,312	932
GSAMP Trust
0.290% due 12/25/2036		1,320	693
Harbourmaster CLO BV
0.425% due 10/25/2020	EUR	3,266	3,935
Hewett’s Island CDO Ltd.
0.456% due 06/09/2019		$462	462
HSI Asset Securitization Corp. Trust
0.320% due 12/25/2036		8,533	4,688
ING Investment Management CLO Ltd.
2.681% due 10/15/2022		1,550	1,552
Jersey Street CLO Ltd.
0.481% due 10/20/2018		1,070	1,069
JPMorgan Mortgage Acquisition Trust
0.315% due 05/25/2036		6,763	6,562
0.325% due 04/25/2036		6,666	6,415
Lehman XS Trust
0.340% due 01/25/2037		651	562
Long Beach Mortgage Loan Trust
0.950% due 06/25/2034		284	276
1.070% due 06/25/2035		5,000	4,644
Magnetite Ltd.
2.991% due 09/15/2023		2,350	2,359
Marquette U.S./European CLO PLC
0.499% due 07/15/2020	EUR	3,000	3,599
MASTR Asset-Backed Securities Trust
0.330% due 10/25/2036		$803	511
0.410% due 10/25/2036		8,703	5,421
0.620% due 10/25/2035		1,000	985
Merrill Lynch Mortgage Investors Trust
0.280% due 03/25/2037		254	251
0.280% due 08/25/2037		910	534
0.690% due 06/25/2035		1,337	1,277
0.890% due 06/25/2035		1,098	1,008
Morgan Stanley Mortgage Loan Trust
0.410% due 04/25/2037		2,764	1,418
N-Star Real Estate CDO Ltd.
0.573% due 06/16/2041		2,542	2,417
National Collegiate Student Loan Trust
0.300% due 06/26/2028		3,505	3,378
0.300% due 11/27/2028		11,614	11,458
0.310% due 12/27/2027		2,440	2,405
0.320% due 07/25/2026		2,232	2,222
0.360% due 05/25/2026		3,962	3,941
0.450% due 04/25/2029		3,170	3,089
3.671% due 12/26/2025		10,400	10,396
6.500% due 12/26/2025		4,950	4,943
Neuberger Berman CLO Ltd.
1.384% due 07/25/2023		6,600	6,596
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.580% due 02/25/2036		2,500	2,263
Octagon Investment Partners Ltd.
0.471% due 04/23/2020		1,648	1,640
Option One Mortgage Loan Trust
0.360% due 01/25/2036		2,746	2,670
0.670% due 08/25/2032		1,302	1,235
Option One Mortgage Loan Trust Asset-Backed Certificates
0.710% due 06/25/2032		475	447
0.810% due 07/25/2033		1,145	1,071
Ownit Mortgage Loan Trust
1.100% due 03/25/2036		3,608	3,557
Pangaea ABS SPV
0.339% due 12/28/2096	EUR	677	760
Panther CDO BV
0.455% due 03/20/2084		12,114	13,779
RAAC Trust
0.870% due 03/25/2034		$565	542
Residential Asset Mortgage Products Trust
0.330% due 02/25/2037		3,702	3,380
0.350% due 08/25/2046		711	690
Residential Asset Securities Corp. Trust
0.320% due 07/25/2036		12,475	11,253

RMF Euro CDO PLC
0.674% due 07/18/2023	EUR	900	1,063
Securitized Asset-Backed Receivables LLC Trust
1.145% due 03/25/2035		$814	773
SG Mortgage Securities Trust
0.600% due 10/25/2035		3,000	2,784
Specialty Underwriting & Residential Finance Trust
0.320% due 09/25/2037		2,711	1,589
0.520% due 03/25/2037		822	452
Structured Asset Securities Corp. Mortgage Loan Trust
0.330% due 03/25/2036		3,805	3,666
Symphony CLO Ltd.
1.741% due 07/23/2023		1,700	1,699
2.729% due 04/16/2022		3,000	3,004
3.031% due 07/23/2023		1,250	1,250
Theseus European CLO S.A.
0.503% due 08/27/2022	EUR	858	1,033
Trimaran CLO Ltd.
0.482% due 11/01/2018		$467	467
Vanderbilt Mortgage Finance
7.120% due 04/07/2032		450	453
Vitesse CLO Ltd.
0.482% due 08/17/2020		1,392	1,390
Wrightwood Capital Real Estate CDO Ltd.
0.551% due 11/21/2040		3,654	3,590

Total Asset-Backed Securities (Cost $324,016)			329,693

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (d) 0.1%			1,141
U.S. TREASURY BILLS 0.7%
0.055% due 01/08/2015 - 05/28/2015 (c)(e)(g)(i)		9,768	9,767

Total Short-Term Instruments (Cost $10,908)			10,908

Total Investments in Securities (Cost $1,561,172)			1,596,398

	SHARES
INVESTMENTS IN AFFILIATES 12.1%
SHORT-TERM INSTRUMENTS 12.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.1%
PIMCO Short-Term Floating NAV Portfolio		7,365,937	73,579
PIMCO Short-Term Floating NAV Portfolio III		8,902,569	88,242

Total Short-Term Instruments (Cost $162,353)			161,821

Total Investments in Affiliates (Cost $162,353)			161,821

Total Investments 131.9% (Cost $1,723,525)			$1,758,219
Financial Derivative Instruments (f)(h) (0.4%) (Cost or Premiums, net $(3,919))			(5,523)
Other Assets and Liabilities, net (31.5%)			(419,925)

Net Assets 100.0%			$1,332,771

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$ 1,141	Fannie Mae 2.120% due 11/07/2022	$(1,164)	$1,141	$1,141

Total Repurchase Agreements						$(1,164)	$1,141	$1,141

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.100%	12/22/2014	01/05/2015	$(17,453)	$(17,458)
	0.150%	12/24/2014	01/07/2015	(6,041)	(6,043)
	0.200%	12/18/2014	01/16/2015	(29,948)	(29,978)
	0.250%	12/24/2014	01/07/2015	(64,451)	(64,474)
	0.250%	12/26/2014	01/09/2015	(15,999)	(16,006)
	0.380%	12/29/2014	01/12/2015	(395)	(395)
	0.420%	12/29/2014	01/05/2015	(3,267)	(3,268)
BPG	(0.500%)	12/30/2014	01/06/2015	(1,689)	(1,690)
FOB	0.000%	01/05/2015	01/12/2015	(17,833)	(17,839)
GSC	(0.180%)	12/30/2014	01/06/2015	(12,835)	(12,838)
	0.000%	12/31/2014	01/07/2015	(796)	(796)
	0.360%	12/15/2014	01/15/2015	(5,684)	(5,690)
MSC	0.430%	12/18/2014	01/08/2015	(43,569)	(43,596)
UBS	0.380%	12/16/2014	01/12/2015	(28,406)	(28,430)

Total Sale-Buyback Transactions					$(248,501)

(2)	As of December 31, 2014, there were no open reverse repurchase agreements. The average amount of borrowings while outstanding during the period ended December 31, 2014 was $196,136 at a weighted average interest rate of (0.045%).
(3)	Payable for sale-buyback transactions includes $102 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	01/01/2045	$3,000	$(3,024)	$(3,033)
Fannie Mae	3.500%	01/01/2030	57,000	(60,137)	(60,208)
Fannie Mae	3.500%	01/01/2045	109,000	(113,461)	(113,578)
Fannie Mae	3.500%	02/01/2045	122,000	(126,199)	(126,791)
Fannie Mae	4.000%	02/01/2045	5,000	(5,318)	(5,318)
Fannie Mae	4.500%	01/01/2045	34,000	(36,846)	(36,846)
Fannie Mae	4.500%	02/01/2045	13,000	(14,062)	(14,062)
Fannie Mae	6.000%	01/01/2045	4,000	(4,532)	(4,537)
Ginnie Mae	3.000%	01/01/2045	9,000	(9,107)	(9,199)
Ginnie Mae	3.500%	01/01/2045	10,000	(10,459)	(10,493)
Ginnie Mae	3.500%	02/01/2045	14,000	(14,507)	(14,660)
Ginnie Mae	4.000%	01/01/2045	4,000	(4,285)	(4,285)
Ginnie Mae	4.500%	01/01/2045	9,000	(9,825)	(9,833)
U.S. Treasury Notes	2.125%	09/30/2021	800	(809)	(809)
U.S. Treasury Notes	2.125%	12/31/2021	14,000	(14,134)	(14,134)

Total Short Sales				$(426,705)	$(427,786)

(e)	Securities with an aggregate market value of $248,581 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(f)	Financial Derivative Instruments: Exchange-traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2015	116	$(84)	$0	$(14)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	1,038	422	227	0

Total Futures Contracts				$338	$227	$(14)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.800%	05/18/2016	$650,000	$(490)	$90	$0	$(29)
Pay	3-Month USD-LIBOR	1.850%	05/18/2017	650,000	996	(229)	0	(33)
Receive	3-Month USD-LIBOR	1.250%	06/18/2017	195,400	(840)	61	0	(6)
Receive	3-Month USD-LIBOR	2.660%	05/18/2018	260,000	(971)	(510)	0	(39)
Pay	3-Month USD-LIBOR	2.000%	06/18/2019	119,700	1,782	1,288	75	0
Receive	3-Month USD-LIBOR	2.500%	12/17/2021	85,700	(2,676)	(1,633)	0	(90)
Pay	3-Month USD-LIBOR	2.446%	11/15/2024	10,700	187	71	11	0
Pay	3-Month USD-LIBOR	3.000%	12/17/2024	69,900	4,628	3,065	76	0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044	18,900	(4,246)	(4,003)	0	(31)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044	1,300	(225)	(64)	0	(2)

Total Swap Agreements					$(1,855)	$(1,864)	$162	$(230)

(g)	Securities with an aggregate market value of $3,060 and cash of $1,136 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
FBF	02/2015	GBP	18,723		$29,254	$79	$0
GLM	01/2015		$69,406	EUR	56,965	0	(476)
	02/2015	EUR	56,965		$69,427	475	0
JPM	01/2015		56,965		70,646	1,716	0

Total Forward Foreign Currency Contracts						$2,270	$(476)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.085%	09/16/2015	$80,000	$2,184	$511
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.050%	06/10/2015	120,000	89	78
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.465%	03/23/2015	25,000	352	195
FBF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.535%	07/15/2015	200,000	1,107	1,322
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.465%	03/23/2015	25,000	340	196
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.050%	06/10/2015	141,000	104	92
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/23/2015	142,500	2,080	158
NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750%	02/09/2015	84,000	566	29
RYL	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500%	06/17/2015	75,000	158	179

Total Purchased Options							$6,980	$2,760

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	09/16/2015	$80,000	$(696)	$(1,952)
RYL	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	06/17/2015	75,000	(172)	(109)

							$(868)	$(2,061)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae 4.000% due 01/01/2045	$106.723	01/07/2015	$13,000	$(10)	$(20)
FBF	Call - OTC Fannie Mae 3.500% due 01/01/2045	104.547	01/07/2015	16,000	(29)	(24)
JPM	Put - OTC Fannie Mae 3.500% due 01/01/2045	103.395	01/07/2015	16,000	(20)	(3)
	Call - OTC Fannie Mae 3.500% due 01/01/2045	104.398	01/07/2015	25,000	(39)	(52)
	Call - OTC Fannie Mae 3.500% due 01/01/2045	104.828	01/07/2015	16,000	(28)	(11)
	Call - OTC Fannie Mae 3.500% due 01/01/2045	104.832	01/07/2015	17,000	(29)	(11)
	Put - OTC Fannie Mae 3.500% due 02/01/2045	102.906	02/05/2015	15,000	(49)	(30)

					$(204)	$(151)

Total Written Options					$(1,072)	$(2,212)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AA.6-1 Index	0.320%	07/25/2045	$6,486	$(2,238)	$886	$0	$(1,352)
	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	15,093	(3,213)	215	0	(2,998)
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	1,085	(234)	19	0	(215)
CBK	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	2,034	(94)	85	0	(9)
FBF	CMBX.NA.AAA.3 Index	0.080%	12/13/2049	13,183	(538)	446	0	(92)
	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	194	(9)	8	0	(1)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	45,000	(991)	40	0	(951)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	20,000	(608)	(23)	0	(631)
GST	CMBX.NA.AAA.4 Index	0.350%	02/17/2051	678	(33)	30	0	(3)
MYC	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	50,000	(1,889)	311	0	(1,578)

					$(9,847)	$2,017	$0	$(7,830)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.543%	01/12/2015	$1,080,000	$20	$(101)	$0	$(81)
JPM	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.543%	01/09/2015	170,000	0	38	38	0
	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.533%	01/15/2015	250,000	0	83	83	0

						$20	$20	$121	$(81)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
CBK	Pay	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	$2,558		$(6)	$0	$(6)
DUB	Pay	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	19,519		(48)	0	(48)
FBF	Pay	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	43,412		(109)	0	(109)
GST	Pay	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	15,615		(38)	0	(38)
JPM	Pay	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	4,698		(12)	0	(12)
MYC	Pay	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	2,936		(7)	0	(7)

								$(220)	$0	$(220)

Total Swap Agreements							$(9,827)	$1,817	$121	$(8,131)

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(i)	Securities with an aggregate market value of $9,110 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$997	$0	$997
U.S. Government Agencies	0	556,577	0	556,577
U.S. Treasury Obligations	0	294,715	0	294,715
Mortgage-Backed Securities	0	354,132	49,376	403,508
Asset-Backed Securities	0	329,693	0	329,693
Short-Term Instruments
Repurchase Agreements	0	1,141	0	1,141
U.S. Treasury Bills	0	9,767	0	9,767
	$0	$1,547,022	$49,376	$1,596,398
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$161,821	$0	$0	$161,821
Total Investments	$161,821	$1,547,022	$49,376	$1,758,219
Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(412,843)	0	(412,843)
U.S. Treasury Obligations	0	(14,943)	0	(14,943)
	$0	$(427,786)	$0	$(427,786)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	227	162	0	389
Over the counter	0	5,030	121	5,151
	$227	$5,192	$121	$5,540
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(14)	(230)	0	(244)
Over the counter	0	(10,738)	(81)	(10,819)
	$(14)	$(10,968)	$(81)	$(11,063)

Totals	$162,034	$1,113,460	$49,416	$1,324,910

There were no significant transfers between Level 1 and 2 during the period ended December 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2014 (2)
Investments in Securities, at Value
Mortgage-Backed Securities	$45,223	$20,708	$(25,613)	$132	$1,488	$477	$6,961	$0	$49,376	$849

Financial Derivative Instruments – Assets
Over the counter	0	0	0	0	0	121	0	0	121	121

Financial Derivative Instruments – Liabilities
Over the counter	0	0	0	0	0	(81)	0	0	(81)	(81)

Totals	$45,223	$20,708	$(25,613)	$132	$1,488	$517	$6,961	$0	$49,416	$889

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Mortgage-Backed Securities	$35,271	Benchmark Pricing	Base Price	82.00 - 103.00
	14,105	Third Party Vendor	Broker Quote	79.50 - 86.50

Financial Derivative Instruments – Assets
Over the counter	121	Indicative Market Quotation	Broker Quote	0.02 - 0.03

Financial Derivative Instruments – Liabilities
Over the counter	(81)	Indicative Market Quotation	Broker Quote	(0.01)

Total	$49,416

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage-Backed Securities Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 153.5%
U.S. GOVERNMENT AGENCIES 138.8%
Fannie Mae
0.000% due 07/25/2022 (b)	$15	$14
0.215% due 12/25/2036	2,609	2,572
0.290% due 03/25/2034	617	614
0.320% due 08/25/2034	50	50
0.410% due 06/25/2033	40	39
0.430% due 06/25/2032	188	181
0.470% due 03/25/2018	117	117
0.510% due 11/25/2032	95	87
0.562% due 04/18/2028	3	3
0.620% due 05/25/2023 - 07/25/2036	1,536	1,547
0.670% due 03/25/2017 - 03/25/2032	406	412
0.820% due 02/25/2024	217	220
1.170% due 04/25/2023 - 04/25/2032	177	182
1.180% due 05/01/2033	196	203
1.300% due 02/01/2036	310	312
1.315% due 08/01/2042 - 10/01/2044	1,257	1,299
1.712% due 08/01/2027	380	409
1.752% due 03/01/2032	72	76
1.844% due 04/01/2035	239	253
1.898% due 01/01/2035	364	383
1.910% due 03/01/2035	9	10
1.914% due 01/01/2035	79	83
1.915% due 01/01/2035 - 02/01/2035	186	195
1.925% due 09/01/2034 - 05/01/2035	996	1,055
1.926% due 01/01/2035	127	136
1.962% due 10/01/2035	22	23
1.973% due 11/01/2034	27	29
1.977% due 03/01/2035	45	48
1.978% due 02/01/2035	127	134
1.996% due 12/01/2034	37	39
2.000% due 01/01/2028 - 01/01/2035	1,122	1,122
2.005% due 12/01/2034	10	10
2.042% due 11/01/2035	99	105
2.054% due 10/01/2035	76	82
2.121% due 03/01/2035	30	32
2.178% due 07/01/2035	111	118
2.192% due 05/25/2035	226	233
2.195% due 02/01/2035	35	37
2.219% due 12/01/2034	450	473
2.237% due 09/01/2035	312	339
2.249% due 04/01/2033	122	131
2.250% due 03/01/2027	68	69
2.254% due 02/01/2035	71	77
2.260% due 10/01/2028	9	10
2.264% due 02/01/2035	59	63
2.275% due 12/01/2035	338	341
2.289% due 07/01/2035	59	63
2.297% due 05/01/2035	160	170
2.344% due 06/01/2030	11	11
2.354% due 03/01/2023	1,575	1,566
2.357% due 02/01/2035	53	56
2.364% due 01/25/2022 (a)	6,992	786
2.500% due 06/01/2028 - 01/01/2030	13,275	13,516
2.544% due 07/01/2035	101	108
2.630% due 10/01/2032	236	238
2.764% due 05/01/2023	7	7
3.000% due 12/01/2026 - 02/01/2045	22,647	23,149
3.330% due 07/01/2022	732	770
3.500% due 02/01/2030 - 01/01/2045	13,000	13,609
3.600% due 08/01/2023	454	484
3.831% due 10/25/2041	314	306
4.000% due 09/01/2018 - 07/01/2043	21,012	22,571
4.500% due 01/01/2018 - 02/01/2045	14,143	15,278
5.000% due 01/01/2019 - 01/01/2024	1,156	1,239
5.075% due 11/01/2018	1	1
5.208% due 11/01/2035	64	69
5.370% due 11/01/2035	108	116
5.500% due 08/01/2024 - 02/01/2045	3,678	4,127
5.916% due 03/25/2043	282	263
5.990% due 08/01/2017	1,059	1,067
6.000% due 07/01/2017 - 11/01/2040	7,961	9,059
6.500% due 06/01/2021 - 11/01/2037	2,020	2,335
7.000% due 09/25/2023	21	24
7.500% due 09/01/2034	1	2
7.750% due 08/25/2022	14	16

Federal Housing Administration
7.430% due 06/01/2019	41	41
Freddie Mac
0.411% due 05/15/2035	89	89
0.561% due 06/15/2032 - 12/15/2032	136	136
0.611% due 12/15/2031	112	114
0.661% due 09/15/2030	13	13
0.839% due 01/25/2023 (a)	23,463	1,240
1.049% due 11/25/2022 (a)	10,616	700
1.061% due 02/15/2021	250	253
1.245% due 04/25/2021 (a)	6,810	445
1.250% due 10/02/2019	3,100	3,034
1.315% due 02/25/2045	355	364
1.375% due 11/25/2019 (a)	36,271	2,102
1.390% due 11/25/2019 (a)	3,940	216
1.917% due 02/01/2018	18	20
2.250% due 02/01/2035 - 03/01/2035	39	40
2.270% due 09/01/2035	321	336
2.352% due 01/01/2035	77	83
2.355% due 02/01/2028	59	61
2.371% due 01/01/2034	26	28
2.375% due 11/01/2031 - 04/01/2035	251	266
2.410% due 08/01/2036	53	57
2.515% due 05/01/2032	19	20
2.517% due 02/01/2035	36	38
2.525% due 03/01/2035	23	25
2.601% due 06/01/2035	48	52
2.814% due 11/01/2028	2	2
2.871% due 08/01/2025	2	2
3.000% due 12/01/2044	10,001	10,110
4.000% due 07/01/2043 - 02/01/2045	14,359	15,266
4.500% due 03/15/2021 - 01/01/2045	6,001	6,504
5.000% due 10/01/2029 - 07/01/2041	10,054	11,120
5.500% due 12/01/2017 - 06/01/2040	6,058	6,779
6.000% due 11/01/2027 - 01/01/2045	3,631	4,111
6.500% due 12/15/2023 - 05/15/2028	370	421
8.000% due 06/15/2026	8	10
11.851% due 05/15/2035	370	389
15.377% due 05/15/2041	695	736
Ginnie Mae
0.361% due 02/16/2032 - 07/16/2032	64	64
0.411% due 08/16/2032	303	304
0.711% due 04/16/2032	136	137
0.876% due 09/20/2063	1,096	1,105
1.156% due 04/20/2063 - 08/20/2063	4,526	4,630
1.456% due 09/20/2063	964	1,002
1.625% due 06/20/2017 - 03/20/2027	17	17
2.000% due 02/20/2017 - 03/20/2043	98	93
2.500% due 12/20/2021	3	4
3.000% due 01/01/2045	9,000	9,199
3.500% due 02/20/2018 - 01/01/2045	16,001	16,790
4.000% due 03/20/2016 - 02/01/2045	27,213	29,149
4.500% due 01/15/2035 - 02/01/2045	16,337	17,880
5.000% due 11/20/2034 - 08/20/2044	15,949	17,649
5.500% due 09/15/2033 - 12/15/2039	666	745
6.000% due 05/20/2042	201	226
6.500% due 07/15/2024 - 08/15/2038	627	718
7.500% due 08/15/2027	1	1

Total U.S. Government Agencies (Cost $285,250)		289,909

U.S. TREASURY OBLIGATIONS 5.7%
U.S. Treasury Notes
1.875% due 11/30/2021	2,932	2,916
2.375% due 08/15/2024	8,900	9,060

Total U.S. Treasury Obligations (Cost $11,691)		11,976

MORTGAGE-BACKED SECURITIES 6.3%
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	123	132
Banc of America Funding Ltd
0.414% due 10/03/2039	331	326
Banc of America Funding Trust
0.455% due 05/20/2035	132	91
2.799% due 01/20/2047 ^	675	541
Bear Stearns ALT-A Trust
4.334% due 11/25/2036 ^	1,417	1,096
CBA Commercial Small Balance Commercial Mortgage
0.450% due 12/25/2036	222	185
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.450% due 01/25/2035	64	57
Citigroup Mortgage Loan Trust, Inc.
0.970% due 08/25/2035 ^	1,118	965

Countrywide Alternative Loan Trust
0.365% due 07/20/2046 ^	145	102
0.380% due 05/25/2035	706	602
0.400% due 08/25/2046 ^	18	13
0.420% due 09/25/2046 ^	417	211
0.420% due 10/25/2046 ^	112	74
0.440% due 05/25/2036 ^	47	36
0.445% due 09/20/2046	354	124
0.510% due 10/25/2046 ^	284	31
0.540% due 11/25/2035 ^	14	9
Countrywide Home Loan Mortgage Pass-Through Trust
0.460% due 02/25/2035	11	9
0.460% due 04/25/2035	392	325
0.470% due 04/25/2046 ^	83	55
0.510% due 03/25/2036	104	55
0.520% due 02/25/2036 ^	46	33
1.090% due 09/25/2034	334	243
2.435% due 04/25/2035	884	800
Credit Suisse First Boston Mortgage Securities Corp.
2.410% due 09/25/2034	470	463
Credit Suisse Mortgage Capital Certificates
4.792% due 05/27/2053	493	495
Greenpoint Mortgage Funding Trust
0.370% due 10/25/2046	369	252
0.370% due 12/25/2046 ^	344	197
0.440% due 04/25/2036 ^	48	21
0.490% due 09/25/2046 ^	372	195
0.510% due 10/25/2046	367	201
GSR Mortgage Loan Trust
0.430% due 08/25/2046	319	127
HarborView Mortgage Loan Trust
0.414% due 09/19/2046 ^	23	2
HomeBanc Mortgage Trust
0.350% due 12/25/2036	271	236
IndyMac Mortgage Loan Trust
0.370% due 11/25/2046	335	233
La Hipotecaria Panamanian Mortgage Trust
3.258% due 11/24/2042	1,069	1,101
LB Commercial Mortgage Trust
5.517% due 07/15/2044	100	108
Lehman XS Trust
0.490% due 11/25/2046 ^	374	147
MASTR Adjustable Rate Mortgages Trust
0.470% due 05/25/2047 ^	375	248
0.510% due 05/25/2047 ^	375	210
MASTR Alternative Loan Trust
0.570% due 03/25/2036	1,250	359
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.861% due 11/15/2031	141	137
Residential Accredit Loans, Inc. Trust
0.370% due 12/25/2046 ^	352	224
0.400% due 05/25/2037 ^	98	27
0.440% due 05/25/2046 ^	320	155
3.170% due 08/25/2035 ^	226	124
Sequoia Mortgage Trust
0.864% due 10/19/2026	112	110
0.925% due 10/20/2027	20	19
Structured Asset Mortgage Investments Trust
0.824% due 09/19/2032	53	52
Thornburg Mortgage Securities Trust
2.378% due 09/25/2037	149	147
UBS-Barclays Commercial Mortgage Trust
1.334% due 04/10/2046 (a)	3,438	272
WaMu Commercial Mortgage Securities Trust
5.362% due 03/23/2045	494	507
WaMu Mortgage Pass-Through Certificates Trust
0.390% due 07/25/2046 ^	12	1
0.670% due 07/25/2044	237	220
0.870% due 12/25/2045	340	146
Washington Mutual Mortgage Pass-Through Certificates Trust
0.420% due 07/25/2046 ^	55	10
0.883% due 04/25/2047 ^	151	25
Wells Fargo Commercial Mortgage Trust
2.101% due 10/15/2045 (a)	3,383	359

Total Mortgage-Backed Securities (Cost $13,521)		13,245

ASSET-BACKED SECURITIES 2.4%
ALM Ltd.
1.463% due 02/13/2023	800	800
Amortizing Residential Collateral Trust
0.750% due 07/25/2032	25	24
0.870% due 10/25/2031	16	14
Amresco Residential Securities Corp. Mortgage Loan Trust
0.665% due 06/25/2028	160	151

0.725% due 06/25/2027	64	63
0.725% due 09/25/2027	192	185
0.800% due 09/25/2028	384	360
Centex Home Equity Loan Trust
0.470% due 01/25/2032	19	18
CIT Group Home Equity Loan Trust
0.710% due 06/25/2033	90	85
Conseco Finance Home Equity Loan Trust
1.661% due 05/15/2032	559	551
Countrywide Asset-Backed Certificates
0.850% due 06/25/2033	178	173
Dryden Senior Loan Fund
1.401% due 01/15/2022	1,000	998
EMC Mortgage Loan Trust
0.920% due 08/25/2040	104	94
GSAA Home Equity Trust
0.455% due 03/25/2037	432	270
Home Equity Asset Trust
0.755% due 11/25/2032	3	2
Morgan Stanley Mortgage Loan Trust
0.530% due 04/25/2037	940	488
Renaissance Home Equity Loan Trust
0.930% due 12/25/2032	54	51
Salomon Brothers Mortgage Securities, Inc.
1.145% due 10/25/2028	197	194
Saturn CLO Ltd.
0.458% due 05/13/2022	298	294
Specialty Underwriting & Residential Finance Trust
0.850% due 01/25/2034	35	30
United National Home Loan Owner Trust
7.410% due 03/25/2025 ^	94	99

Total Asset-Backed Securities (Cost $4,718)		4,944

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (c) 0.3%		583

Total Short-Term Instruments (Cost $583)		583

Total Investments in Securities (Cost $315,763)		320,657

	SHARES
INVESTMENTS IN AFFILIATES 16.4%
SHORT-TERM INSTRUMENTS 16.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.4%
PIMCO Short-Term Floating NAV Portfolio	1,278	13
PIMCO Short-Term Floating NAV Portfolio III	3,462,702	34,322

Total Short-Term Instruments (Cost $34,558)		34,335

Total Investments in Affiliates (Cost $34,558)		34,335

Total Investments 169.9% (Cost $350,321)		$354,992
Financial Derivative Instruments (d)(d) 0.0% (Cost or Premiums, net $(39))		(29)
Other Assets and Liabilities, net (69.9%)		(146,003)

Net Assets 100.0%		$208,960

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$583	Fannie Mae 2.260% due 10/17/2022	$(599)	$583	$583

Total Repurchase Agreements						$(599)	$583	$583

(1)	Includes accrued interest.

As of December 31, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended December 31, 2014 was $653 at a weighted average interest rate of (0.168%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	2.500%	01/01/2030	$8,000	$(8,146)	$(8,146)
Fannie Mae	3.000%	01/01/2030	6,000	(6,229)	(6,235)
Fannie Mae	3.500%	01/01/2030	1,000	(1,057)	(1,056)
Fannie Mae	3.500%	01/01/2045	700	(726)	(726)
Fannie Mae	3.500%	02/01/2045	11,000	(11,399)	(11,432)
Fannie Mae	4.000%	01/01/2030	1,000	(1,060)	(1,060)
Fannie Mae	4.000%	02/01/2045	14,400	(15,285)	(15,326)
Fannie Mae	4.500%	01/01/2045	2,000	(2,166)	(2,170)
Fannie Mae	5.500%	01/01/2045	1,000	(1,118)	(1,118)
Fannie Mae	6.000%	01/01/2045	7,000	(7,932)	(7,939)
Fannie Mae	6.500%	01/01/2045	1,000	(1,140)	(1,142)
Ginnie Mae	2.500%	01/01/2045	4,000	(3,951)	(3,948)
Ginnie Mae	3.000%	01/01/2045	1,000	(1,019)	(1,022)
Ginnie Mae	4.000%	01/01/2045	9,000	(9,640)	(9,640)
Ginnie Mae	4.500%	01/01/2045	9,000	(9,826)	(9,834)
Ginnie Mae	5.000%	01/01/2045	13,000	(14,333)	(14,317)
U.S. Treasury Notes	2.125%	09/30/2021	100	(101)	(101)

				$(95,128)	$(95,212)

Total Short Sales				$(95,128)	$(95,212)

(d)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put -OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.050%	06/10/2015	$10,000	$7	$7

Total Purchased Options							$7	$7

Written Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae 4.000% due 01/01/2045	$106.723	01/07/2015	$2,000	$(2)	$(3)
FBF	Call - OTC Fannie Mae 3.500% due 01/01/2045	104.547	01/07/2015	3,000	(5)	(4)
GSC	Put - OTC Fannie Mae 3.500% due 02/01/2045	102.875	02/05/2015	7,000	(25)	(14)
JPM	Put - OTC Fannie Mae 3.500% due 01/01/2045	103.395	01/07/2015	3,000	(4)	(1)
	Call - OTC Fannie Mae 3.500% due 01/01/2045	104.828	01/07/2015	3,000	(5)	(2)
	Call - OTC Fannie Mae 3.500% due 01/01/2045	104.832	01/07/2015	3,000	(5)	(2)

					$(46)	$(26)

Total Written Options					$(46)	$(26)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (3)
Counterparty	Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%)	10/11/2021	$500	$0	$22	$22	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/ Receive (4)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
CBK	Pay	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	$1,144		$(3)	$0	$(3)
FBF	Pay	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	2,356		(6)	0	(6)
	Pay	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2044	5,759		(21)	0	(21)
JPM	Pay	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	587		(2)	0	(2)

								$(32)	$0	$(32)

Total Swap Agreements							$0	$(10)	$22	$(32)

(4)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
U.S. Government Agencies	$0	$289,868	$41	$289,909
U.S. Treasury Obligations	0	11,976	0	11,976
Mortgage-Backed Securities	0	11,323	1,922	13,245
Asset-Backed Securities	0	4,944	0	4,944
Short-Term Instruments
Repurchase Agreements	0	583	0	583
	$0	$318,694	$1,963	$320,657

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$34,335	$0	$0	$34,335

Total Investments	$34,335	$318,694	$1,963	$354,992

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(95,111)	0	(95,111)
U.S. Treasury Obligations	0	(101)	0	(101)
	$0	$(95,212)	$0	$(95,212)

Financial Derivative Instruments - Assets
Over the counter	$0	$29	$0	$29

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(58)	$0	$(58)

Totals	$34,335	$223,453	$1,963	$259,751

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Multi-Strategy Alternative Fund

December 31, 2014 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 95.1%
MUTUAL FUNDS (a) 91.8%
PIMCO Credit Absolute Return Fund	88,692	$881
PIMCO EqS® Long/Short Fund	30,994	363
PIMCO Mortgage Opportunities Fund	76,830	851
PIMCO TRENDS Managed Futures Strategy Fund	33,591	367
PIMCO Unconstrained Bond Fund	2,722	30
PIMCO Worldwide Long/Short Fundamental Strategy Fund	31,244	304

Total Mutual Funds (Cost $2,797)		2,796

SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio III	10,089	100

Total Short-Term Instruments (Cost $100)		100

Total Investments in Affiliates (Cost $2,897)		2,896

Total Investments 95.1% (Cost $2,897)		$2,896
Other Assets and Liabilities, net 4.9%		151

Net Assets 100.0%		$3,047

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Affiliates, at Value
Mutual Funds	$2,796	$0	$0	$2,796
Short-Term Instruments
Central Funds Used for Cash Management Purposes	100	0	0	100

Total Investments	$2,896	$0	$0	$2,896

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Bond Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.0%
MUNICIPAL BONDS & NOTES 97.9%
ALABAMA 2.5%
Jefferson County, Alabama Revenue Bonds, Series 2004
5.250% due 01/01/2019	$3,300	$3,351
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	10,000	11,460

		14,811

ARIZONA 0.7%
Arizona Health Facilities Authority Revenue Bonds, Series 2012
5.000% due 02/01/2042	4,000	4,298

CALIFORNIA 15.5%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,810
5.000% due 12/01/2032	3,000	3,471
5.000% due 12/01/2033	3,500	4,029
5.000% due 12/01/2034	3,000	3,433
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2029	5,615	6,599
5.000% due 04/01/2038	10,000	11,371
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,144
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2034	10,000	11,243
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 04/01/2042	4,500	4,986
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,849
Los Angeles Community College District, California General Obligation Bonds, Series 2015
5.000% due 08/01/2029 (a)	6,700	8,099
5.000% due 08/01/2030 (a)	3,000	3,612
5.000% due 08/01/2031 (a)	3,500	4,194
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2015
5.000% due 07/01/2044 (a)	5,000	5,780
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,518
5.125% due 05/01/2030	1,500	1,684
5.125% due 05/01/2031	1,500	1,680
Poway Unified School District, California Special Tax Bonds, Series 2005
4.700% due 09/01/2016	440	445
4.800% due 09/01/2017	865	876
San Ramon Valley Unified School District, California General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	2,269

		91,092

COLORADO 4.7%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,569
Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	1,046
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.250% due 01/01/2045	10,000	11,195
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,930	13,629

		27,439

DISTRICT OF COLUMBIA 1.5%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2029	7,500	8,849

FLORIDA 5.4%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,500	1,678
Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	4,500	5,201
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	7,898
JEA Electric System, Florida Revenue Bonds, Series 2013
5.000% due 10/01/2025	2,170	2,584

Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	849
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2014
5.000% due 10/01/2037	3,000	3,454
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	3,000	3,083
Orlando-Orange County, Florida Expressway Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	5,985	6,539
Tampa, Florida Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	375	387

		31,673

GEORGIA 3.0%
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	17,142
Medical Center Hospital Authority, Georgia Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	695	738

		17,880

ILLINOIS 2.4%
Chicago, Illinois O’Hare International Airport Revenue Bonds, (FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,233
Illinois Finance Authority Revenue Bonds, Series 2009
5.750% due 07/01/2033	1,800	2,088
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	530
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	2,400	2,476
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2017	1,000	1,101
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019	2,945	2,680

		14,108

INDIANA 0.9%
Indiana Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,595
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	552
Rockport, Indiana Revenue Bonds, Series 2009
1.750% due 06/01/2025	3,000	3,015

		5,162

KANSAS 0.2%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	580
Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	580

		1,160

LOUISIANA 0.1%
St. Tammany Parish, Louisiana Utilities Revenue Notes, Series 2010
5.000% due 08/01/2016	615	658

MARYLAND 2.9%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013
5.000% due 05/15/2043	10,000	11,382
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2014
5.000% due 07/01/2039	5,000	5,558

		16,940

MASSACHUSETTS 2.3%
Commonwealth of Massachusetts General Obligation Bonds, Series 2000
0.020% due 12/01/2030	3,650	3,650
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
2.492% due 01/01/2016	250	256
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2025	1,500	1,807
5.000% due 08/15/2030	6,660	7,847

		13,560

MICHIGAN 0.4%
Michigan Finance Authority Revenue Bonds, Series 2014
5.000% due 07/01/2044	2,000	2,069

MISSOURI 0.5%
Missouri Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,116
Missouri Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2015	540	555

		2,671

NEBRASKA 1.8%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	5,000	5,586
Nebraska Public Power District Revenue Bonds, Series 2013
5.000% due 01/01/2031	3,000	3,449
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2023	1,250	1,467

		10,502

NEVADA 1.8%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015
5.000% due 06/01/2039 (a)	9,000	10,390

NEW HAMPSHIRE 0.2%
New Hampshire Health & Education Facilities Authority Act Revenue Notes, Series 2007
5.000% due 07/01/2017	1,075	1,170

NEW JERSEY 3.8%
Casino Reinvestment Development Authority, New Jersey Revenue Bonds, Series 2014
5.250% due 11/01/2044	1,000	1,080
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,500	2,501
6.500% due 04/01/2018	410	440
6.500% due 04/01/2031	500	613
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.250% due 07/01/2035	3,500	3,866
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	3,000	3,471
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2014
5.000% due 07/01/2044	3,000	3,361
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2033	700	773
5.000% due 11/01/2034	500	548
5.000% due 11/01/2039	5,000	5,453

		22,106

NEW MEXICO 1.3%
New Mexico Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025	1,685	1,772
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	5,000	5,724

		7,496

NEW YORK 15.8%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,880
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	1,000	1,156
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2041	550	613
5.250% due 11/15/2038	2,200	2,499
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	10,000	11,750
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,767
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,000	2,318
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	4,145	4,273
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	6,982
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
5.000% due 02/01/2025	7,000	8,402
5.000% due 02/01/2028	8,140	9,599
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,606
5.750% due 11/15/2051	5,000	5,836
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	6,000	6,222
5.375% due 11/15/2040	2,000	2,164

New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2025	2,500	2,960
New York State Thruway Authority Revenue Bonds, Series 2011
5.000% due 03/15/2023	2,000	2,361
New York State Thruway Authority Revenue Bonds, Series 2014
5.000% due 01/01/2031	5,000	5,867
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2028	2,000	2,373
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	1,015	1,222

		92,850

NORTH CAROLINA 2.0%
Charlotte, North Carolina Certificates of Participation Bonds, Series 2013
5.000% due 06/01/2029	1,340	1,586
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	5,000	5,645
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2036	2,500	2,773
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	2,023

		12,027

OHIO 7.3%
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2026	10,370	12,207
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	5,245	5,957
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	2,750	3,230
5.250% due 02/15/2029	2,900	3,435
Ohio State Water Development Authority Revenue Bonds, Series 2006
4.000% due 12/01/2033	15,000	16,037
Ohio State Water Development Authority Revenue Bonds, Series 2010
3.375% due 07/01/2033	1,700	1,722

		42,588

OREGON 0.3%
Portland, Oregon Tax Allocation Bonds, Series 2011
5.000% due 06/15/2029	1,000	1,090
5.000% due 06/15/2031	500	543

		1,633

PENNSYLVANIA 4.3%
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	2,800	2,843
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2015	765	770
Pennsylvania Turnpike Commission Revenue Notes, Series 2014
1.020% due 12/01/2021	15,000	15,047
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	1,042
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,495

		25,197

RHODE ISLAND 0.4%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,175	2,186

SOUTH CAROLINA 0.5%
Greenville County, South Carolina School District Revenue Bonds, (AGM Insured), Series 2006
5.000% due 12/01/2020	2,395	2,598
Piedmont Municipal Power Agency, South Carolina Revenue Notes, Series 2009
5.000% due 01/01/2015	250	250

		2,848

TENNESSEE 1.1%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,641
5.000% due 02/01/2024	1,400	1,629

		6,270

TEXAS 11.6%
Alliance Airport Authority, Texas Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,030

Dallas, Texas General Obligation Bonds, Series 2013
5.000% due 02/15/2025	5,735	6,921
El Paso, Texas Water & Sewer Revenue Bonds, Series 2014
5.000% due 03/01/2026	1,750	2,128
5.000% due 03/01/2027	1,500	1,811
Godley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2008
5.250% due 02/15/2028	3,000	3,387
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,450	4,927
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.030% due 09/01/2031	1,200	1,200
Harris County-Houston Sports Authority, Texas Revenue Bonds, Series 2014
5.000% due 11/15/2029	6,000	6,956
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.875% due 05/15/2021	205	237
North Texas Health Facilities Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 09/01/2020	895	983
North Texas Municipal Water District Revenue Bonds, Series 2012
5.000% due 09/01/2026	5,420	6,483
5.000% due 09/01/2029	1,750	2,071
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 09/01/2023	5,000	5,950
Northwest Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2010
4.000% due 02/15/2020	525	569
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,756
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,502
5.250% due 12/15/2022	3,825	4,447
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	5,000	6,227
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2028	5,000	5,564
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2008
5.625% due 12/15/2017	1,440	1,564
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (b)	1,300	1,419

		68,132

UTAH 0.7%
Murray, Utah Revenue Bonds, Series 2005
0.020% due 05/15/2037	4,360	4,360

VIRGINIA 0.8%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,212
Richmond, Virginia Revenue Bonds, Series 2013
5.000% due 01/15/2029	2,000	2,381

		4,593

WASHINGTON 1.2%
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
5.000% due 08/15/2044	4,965	5,494
Yakima County, Washington School District No. 208 West Valley General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2023	1,220	1,326

		6,820

Total Municipal Bonds & Notes (Cost $525,730)		573,538

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%		661

U.S. TREASURY BILLS 0.0%
0.043% due 01/08/2015 (f)	290	290

Total Short-Term Instruments (Cost $951)		951

Total Investments in Securities (Cost $526,681)		574,489

	SHARES
INVESTMENTS IN AFFILIATES 6.6%
SHORT-TERM INSTRUMENTS 6.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.6%
PIMCO Short-Term Floating NAV Portfolio	2,106	21

PIMCO Short-Term Floating NAV Portfolio III	3,885,152	38,510

Total Short-Term Instruments (Cost $38,727)		38,531

Total Investments in Affiliates (Cost $38,727)		38,531

Total Investments 104.6% (Cost $565,408)		$613,020
Financial Derivative Instruments (d)(e) 0.0% (Cost or Premiums, net $0)		(75)
Other Assets and Liabilities, net (4.6%)		(26,958)

Net Assets 100.0%		$585,987

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,300	$1,419	0.24%

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$661	Fannie Mae 2.260% due 10/17/2022	$(677)	$661	$661

Total Repurchase Agreements						$(677)	$661	$661

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	$15,000	$(2,548)	$(3,284)	$0	$(23)

Total Swap Agreements					$(2,548)	$(3,284)	$0	$(23)

Cash of $1,411 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
GST	New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005	0.650%	06/20/2018	0.976%	$5,000	$0	$(52)	$0	$(52)

Total Swap Agreements						$0	$(52)	$0	$(52)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(f)	Securities with an aggregate market value of $290 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$14,811	$0	$14,811
Arizona	0	4,298	0	4,298
California	0	91,092	0	91,092
Colorado	0	27,439	0	27,439
District of Columbia	0	8,849	0	8,849
Florida	0	31,673	0	31,673
Georgia	0	17,880	0	17,880
Illinois	0	14,108	0	14,108
Indiana	0	5,162	0	5,162
Kansas	0	1,160	0	1,160
Louisiana	0	658	0	658
Maryland	0	16,940	0	16,940
Massachusetts	0	13,560	0	13,560
Michigan	0	2,069	0	2,069
Missouri	0	2,671	0	2,671
Nebraska	0	10,502	0	10,502
Nevada	0	10,390	0	10,390
New Hampshire	0	1,170	0	1,170
New Jersey	0	22,106	0	22,106
New Mexico	0	7,496	0	7,496
New York	0	92,850	0	92,850
North Carolina	0	12,027	0	12,027
Ohio	0	42,588	0	42,588
Oregon	0	1,633	0	1,633
Pennsylvania	0	25,197	0	25,197
Rhode Island	0	2,186	0	2,186
South Carolina	0	2,848	0	2,848
Tennessee	0	6,270	0	6,270
Texas	0	68,132	0	68,132
Utah	0	4,360	0	4,360
Virginia	0	4,593	0	4,593
Washington	0	6,820	0	6,820
Short-Term Instruments
Repurchase Agreements	0	661	0	661
U.S. Treasury Bills	0	290	0	290
	$0	$574,489	$0	$574,489

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$38,531	$0	$0	$38,531

Total Investments	$38,531	$574,489	$0	$613,020

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(23)	0	(23)
Over the counter	0	(52)	0	(52)

	$0	$(75)	$0	$(75)

Totals	$38,531	$574,414	$0	$612,945

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO National Intermediate Municipal Bond Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.5%
MUNICIPAL BONDS & NOTES 86.9%
CALIFORNIA 4.2%
Bay Area Water Supply & Conservation Agency, California Revenue Bonds, Series 2013
5.000% due 10/01/2026	$500	$600
California State General Obligation Bonds, Series 2013
4.000% due 12/01/2027	1,000	1,079
Los Angeles Department of Water & Power, California Revenue Notes, Series 2009
5.000% due 07/01/2016	100	107

		1,786

COLORADO 0.9%
Colorado State University System Board of Governors Revenue Notes, Series 2010
5.000% due 03/01/2018	250	280
University of Colorado Revenue Bonds, Series 2011
5.000% due 06/01/2023	100	119

		399

DISTRICT OF COLUMBIA 0.9%
District of Columbia Revenue Notes, Series 2012
5.000% due 12/01/2021	325	391

FLORIDA 2.3%
Orlando Utilities Commission, Florida Revenue Notes, Series 2013
5.000% due 10/01/2021	725	868
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	100	120

		988

GUAM 2.3%
Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2024	850	985

INDIANA 0.3%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2010
5.000% due 01/15/2019	100	114

LOUISIANA 1.4%
Louisiana Stadium & Exposition District Revenue Bonds, Series 2013
5.000% due 07/01/2023	500	603

MASSACHUSETTS 3.1%
Commonwealth of Massachusetts General Obligation Bonds, Series 2011
5.000% due 10/01/2026	105	126
Massachusetts State College Building Authority Revenue Bonds, Series 2014
5.000% due 05/01/2024	1,000	1,207

		1,333

MICHIGAN 0.3%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2019	100	116

MINNESOTA 0.3%
Northern Municipal Power Agency, Minnesota Revenue Notes, (AGC Insured), Series 2008
5.000% due 01/01/2018	100	111

MISSOURI 2.1%
Metropolitan St. Louis Sewer District, Missouri Revenue Bonds, Series 2012
5.000% due 05/01/2023	375	452
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	100	117

Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2010
5.000% due 07/01/2025	275	328

		897

NEBRASKA 2.1%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2023	750	880

NEW JERSEY 3.9%
Monmouth County, New Jersey Improvement Authority Revenue Notes, Series 2008
4.000% due 12/01/2017	150	162
New Jersey Economic Development Authority Revenue Bonds, Series 2013
5.000% due 01/01/2024	570	662
5.000% due 03/01/2024	500	567
Rutgers The State University of New Jersey Revenue Bonds, Series 2013
5.000% due 05/01/2028	250	297

		1,688

NEW MEXICO 3.1%
New Mexico Finance Authority Revenue Bonds, Series 2013
5.000% due 06/01/2025	805	978
New Mexico State Severance Tax Permanent Fund Revenue Notes, Series 2009
5.000% due 07/01/2017	330	365

		1,343

NEW YORK 6.3%
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2023	100	121
5.000% due 12/15/2026	1,000	1,201
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	1,000	1,145
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2021	190	212

		2,679

NORTH CAROLINA 6.4%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027	1,200	1,375
North Carolina Municipal Power Agency No. 1 Revenue Notes, Series 2010
5.000% due 01/01/2016	160	167
University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2025	1,000	1,211

		2,753

OHIO 12.6%
Akron, Ohio General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2019	150	166
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	200	237
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	2,435	2,879
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013
5.000% due 12/01/2023	1,000	1,205
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2026	750	881

		5,368

OKLAHOMA 0.2%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	100	110

OREGON 1.6%
Oregon Health & Science University Revenue Bonds, Series 2012
5.000% due 07/01/2026	575	675

PENNSYLVANIA 5.8%
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	100	102
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 06/01/2023	500	582
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	525	601
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 01/01/2027	1,000	1,181

		2,466

TENNESSEE 2.8%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	1,000	1,188

TEXAS 15.6%
Corpus Christi, Texas Utility System Revenue Bonds, Series 2013
5.000% due 07/15/2028	1,000	1,161
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2012
5.000% due 12/01/2028	325	386
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	690	833
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013
5.000% due 11/01/2027	500	585
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2018	100	114
Katy Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2012
5.000% due 02/15/2020	100	117
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	890
North Central Texas Health Facility Development Corp. Revenue Bonds, Series 2012
5.000% due 08/15/2027	200	232
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,500	1,868
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	400	450

		6,636

VIRGINIA 5.6%
Loudoun County, Virginia General Obligation Bonds, Series 2013
5.000% due 12/01/2025	1,000	1,212
Virginia College Building Authority Revenue Bonds, Series 2009
5.000% due 09/01/2020	300	342
Virginia Public Building Authority Revenue Bonds, Series 2013
5.000% due 08/01/2025	580	703
Virginia Resources Authority Revenue Bonds, Series 2012
5.000% due 11/01/2023	100	122

		2,379

WASHINGTON 1.2%
Central Puget Sound Regional Transit Authority, Washington Revenue Notes, Series 2012
5.000% due 11/01/2021	100	121
Pierce County, Washington School District No. 10 Tacoma General Obligation Notes, Series 2012
4.000% due 06/01/2020	100	113
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2008
5.250% due 04/01/2019	150	174
Washington State General Obligation Notes, (AMBAC Insured), Series 2005
5.000% due 01/01/2015	100	100

		508

WISCONSIN 1.6%
Wisconsin State Clean Water Fund Leveraged Loan Portfolio Revenue Bonds, Series 2012
5.000% due 06/01/2023	100	122
Wisconsin State General Obligation Notes, Series 2011
5.000% due 05/01/2020	100	118

WPPI Energy, Wisconsin Revenue Notes, Series 2013
5.000% due 07/01/2021	365	434

		674

Total Municipal Bonds & Notes (Cost $35,557)		37,070

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (a) 0.6%		276

Total Short-Term Instruments (Cost $276)		276

Total Investments in Securities (Cost $35,833)		37,346

	SHARES
INVESTMENTS IN AFFILIATES 9.8%
SHORT-TERM INSTRUMENTS 9.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.8%
PIMCO Short-Term Floating NAV Portfolio	25,291	252
PIMCO Short-Term Floating NAV Portfolio III	393,531	3,901

Total Short-Term Instruments (Cost $4,182)		4,153

Total Investments in Affiliates (Cost $4,182)		4,153

Total Investments 97.3% (Cost $40,015)		$41,499
Financial Derivative Instruments (b) 0.0% (Cost or Premiums, net $0)		(4)
Other Assets and Liabilities, net 2.7%		1,151

Net Assets 100.0%		$42,646

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$276	Fannie Mae 2.260% due 10/17/2022	$(283)	$276	$276

Total Repurchase Agreements						$(283)	$276	$276

(1)	Includes accrued interest.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond March Futures	Short	03/2015	8	$(31)	$0	$(2)

Total Futures Contracts				$(31)	$0	$(2)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	$1,500	$(18)	$(157)	$0	$(2)

Total Swap Agreements					$(18)	$(157)	$0	$(2)

Cash of $183 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$1,786	$0	$1,786
Colorado	0	399	0	399
District of Columbia	0	391	0	391
Florida	0	988	0	988
Guam	0	985	0	985
Indiana	0	114	0	114
Louisiana	0	603	0	603
Massachusetts	0	1,333	0	1,333
Michigan	0	116	0	116
Minnesota	0	111	0	111
Missouri	0	897	0	897
Nebraska	0	880	0	880
New Jersey	0	1,688	0	1,688
New Mexico	0	1,343	0	1,343
New York	0	2,679	0	2,679
North Carolina	0	2,753	0	2,753
Ohio	0	5,368	0	5,368
Oklahoma	0	110	0	110
Oregon	0	675	0	675
Pennsylvania	0	2,466	0	2,466
Tennessee	0	1,188	0	1,188
Texas	0	6,636	0	6,636
Virginia	0	2,379	0	2,379
Washington	0	508	0	508
Wisconsin	0	674	0	674
Short-Term Instruments
Repurchase Agreements	0	276	0	276
	$0	$37,346	$0	$37,346

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,153	$0	$0	$4,153

Total Investments	$4,153	$37,346	$0	$41,499

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(2)	$(2)	$0	$(4)

Totals	$4,151	$37,344	$0	$41,495

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO New York Municipal Bond Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.4%
MUNICIPAL BONDS & NOTES 94.0%
CALIFORNIA 0.1%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	$125	$133

NEW YORK 93.9%
Babylon Industrial Development Agency, New York Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,110
Battery Park City Authority, New York Revenue Bonds, Series 2013
5.000% due 11/01/2030	3,000	3,601
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	884
Build NYC Resource Corp., New York Revenue Bonds, Series 2012
5.000% due 08/01/2032	1,000	1,123
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	498
5.000% due 07/01/2044	1,000	1,109
East Rochester Housing Authority, New York Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	101
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,839
5.000% due 07/01/2041	1,500	1,646
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	5,000	5,780
Long Island Power Authority, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	1,000	1,066
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,345
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,706
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,160
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,074
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,375
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2032	2,500	2,891
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,500	1,711
New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	405	416
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,103
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,200	2,549
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	606
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	773
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	835	852
5.500% due 01/01/2016	1,000	1,048
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	4,080
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,285
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,862
New York City, New York Water & Sewer System Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,141
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,101
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 11/15/2044	75	83
5.750% due 11/15/2051	7,000	8,171
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	5,000	5,185
New York State Bridge Authority Revenue Bonds, Series 2012
4.000% due 01/01/2024	1,000	1,121
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,107
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,204

New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,191
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	756
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,086
5.000% due 07/01/2026	500	527
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,081
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,786
5.000% due 07/01/2038	1,000	1,097
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,106
5.500% due 05/01/2037	400	447
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2026	1,500	1,724
5.000% due 07/01/2035	500	573
5.500% due 07/01/2040	1,000	1,153
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2027	3,500	4,091
6.000% due 07/01/2040	500	587
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2026	2,000	2,367
5.000% due 12/15/2026	4,000	4,802
New York State Dormitory Authority Revenue Bonds, Series 2013
5.000% due 05/01/2024	500	566
5.000% due 03/15/2028	3,000	3,587
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 07/01/2044 (a)	1,400	1,585
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	975	978
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,397
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,583
New York State Housing Finance Agency Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,009
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2005
4.750% due 01/01/2029	2,000	2,045
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2025	3,180	3,770
New York State Thruway Authority Revenue Bonds, Series 2014
5.000% due 01/01/2030	1,000	1,178
New York State Urban Development Corp. Revenue Bonds, Series 2013
5.000% due 03/15/2028	750	886
Niagara County, New York Industrial Development Agency Revenue Bonds, (FHA/GNMA Insured), Series 2006
5.000% due 07/20/2038	490	495
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,967
Onondaga County, New York Revenue Notes, Series 2010
5.000% due 12/01/2019	250	292
Port Authority of New York & New Jersey Revenue Bonds, (AGM Insured), Series 2006
4.750% due 12/01/2026	3,000	3,178
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,151
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	215	218
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	5,000	5,521

Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	3,111

		133,597

Total Municipal Bonds & Notes (Cost $121,093)		133,730

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (b) 0.4%		557

Total Short-Term Instruments (Cost $557)		557

Total Investments in Securities (Cost $121,650)		134,287

	SHARES
INVESTMENTS IN AFFILIATES 5.6%
SHORT-TERM INSTRUMENTS 5.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%
PIMCO Short-Term Floating NAV Portfolio	585,030	5,844
PIMCO Short-Term Floating NAV Portfolio III	222,000	2,200

Total Short-Term Instruments (Cost $8,067)		8,044

Total Investments in Affiliates (Cost $8,067)		8,044

Total Investments 100.0% (Cost $129,717)		$142,331
Other Assets and Liabilities, net 0.0%		(68)

Net Assets 100.0%		$142,263

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$557	Fannie Mae 2.260% due 10/17/2022	$(570)	$557	$557

Total Repurchase Agreements						$(570)	$557	$557

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$133	$0	$133
New York	0	133,597	0	133,597
Short-Term Instruments
Repurchase Agreements	0	557	0	557
	$0	$134,287	$0	$134,287
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,044	$0	$0	$8,044

Total Investments	$8,044	$134,287	$0	$142,331

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Asset Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 136.9%
BANK LOAN OBLIGATIONS 0.2%
HCA, Inc.
2.669% due 05/02/2016		$1,625	$1,619

Total Bank Loan Obligations (Cost $1,622)			1,619

CORPORATE BONDS & NOTES 3.3%
BANKING & FINANCE 2.2%
Ally Financial, Inc.
3.500% due 07/18/2016		3,000	3,041
8.300% due 02/12/2015		500	503
Banco Popolare SC
3.500% due 03/14/2019	EUR	100	126
Banco Santander Chile
1.831% due 01/19/2016		$1,200	1,206
Barclays Bank PLC
2.010% due 12/21/2020	MXN	7,500	524
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$500	577
BPCE S.A.
4.625% due 07/11/2024		2,900	2,821
GMAC International Finance BV
7.500% due 04/21/2015	EUR	200	246
IM Cedulas Fondo de Titulazion de Activos
3.750% due 03/11/2015		1,500	1,828
International Lease Finance Corp.
4.875% due 04/01/2015		$100	101
Intesa Sanpaolo SpA
3.125% due 01/15/2016		700	711
6.500% due 02/24/2021		1,400	1,622
Navient Corp.
6.000% due 01/25/2017		2,100	2,205
Novo Banco S.A.
5.000% due 05/14/2019	EUR	1,700	2,032
State Bank of India
2.381% due 01/21/2016		$850	848

			18,391

INDUSTRIALS 0.4%
California Resources Corp.
6.000% due 11/15/2024		2,500	2,125
Canadian Natural Resources Ltd.
0.632% due 03/30/2016		300	300
Chesapeake Energy Corp.
3.481% due 04/15/2019		100	98
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	400	397
Numericable SFR
4.875% due 05/15/2019		$200	199
Sabine Pass LNG LP
7.500% due 11/30/2016		450	470

			3,589

UTILITIES 0.7%
AT&T, Inc.
0.677% due 03/30/2017		1,500	1,500
BG Energy Capital PLC
6.500% due 11/30/2072		600	644
Petrobras Global Finance BV
2.603% due 03/17/2017		2,900	2,684
Rosneft Finance S.A.
6.250% due 02/02/2015		150	150
6.625% due 03/20/2017		100	94
Sprint Communications, Inc.
9.125% due 03/01/2017		900	992

			6,064

Total Corporate Bonds & Notes (Cost $29,380)			28,044

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
3.500% due 01/01/2045		5,000	5,210

Freddie Mac
0.450% due 09/25/2031	58	55
0.530% due 10/25/2029	421	414
11.851% due 05/15/2035	86	91
Small Business Administration
5.902% due 02/10/2018	268	288

Total U.S. Government Agencies (Cost $6,015)		6,058

U.S. TREASURY OBLIGATIONS 107.5%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2018	4,314	4,300
0.125% due 04/15/2019 (d)(f)	82,745	81,947
0.125% due 01/15/2022 (f)	4,196	4,091
0.125% due 07/15/2022	4,027	3,932
0.125% due 07/15/2024	33,598	32,432
0.375% due 07/15/2023	31,004	30,720
0.625% due 07/15/2021	2,002	2,031
0.625% due 02/15/2043 (f)	36,558	34,552
0.750% due 02/15/2042 (h)	3,415	3,335
1.250% due 07/15/2020	28,307	29,764
1.375% due 02/15/2044 (d)(f)	188,740	214,610
1.750% due 01/15/2028 (d)	91,400	103,754
1.875% due 07/15/2015 (f)	366	367
1.875% due 07/15/2019 (f)	1,223	1,315
2.000% due 01/15/2026	19,499	22,396
2.125% due 02/15/2040	13,182	17,160
2.125% due 02/15/2041	9,433	12,369
2.375% due 01/15/2025	12,596	14,822
2.375% due 01/15/2027 (d)(f)	111,340	133,586
2.500% due 01/15/2029	26,907	33,500
3.625% due 04/15/2028 (d)	52,889	72,929
3.875% due 04/15/2029 (d)	45,224	64,922

Total U.S. Treasury Obligations (Cost $903,001)		918,834

MORTGAGE-BACKED SECURITIES 1.4%
Adjustable Rate Mortgage Trust
2.622% due 11/25/2035 ^	663	571
5.026% due 01/25/2036 ^	349	318
Banc of America Funding Ltd
0.414% due 10/03/2039	2,878	2,841
Banc of America Funding Trust
2.622% due 03/20/2036	492	453
Banc of America Re-REMIC Trust
5.649% due 02/17/2051	735	774
Citigroup Mortgage Loan Trust, Inc.
1.930% due 09/25/2035	86	84
2.230% due 09/25/2035	442	441
2.540% due 05/25/2035	100	99
2.583% due 12/25/2035 ^	530	408
Countrywide Alternative Loan Trust
1.113% due 12/25/2035	542	454
2.662% due 02/25/2037 ^	364	324
GMAC Mortgage Corp. Loan Trust
2.849% due 11/19/2035	467	452
2.891% due 06/19/2035	825	830
GSR Mortgage Loan Trust
2.655% due 09/25/2035	149	150
HomeBanc Mortgage Trust
0.440% due 10/25/2035	96	86
Merrill Lynch Mortgage Investors Trust
0.830% due 09/25/2029	470	469
Prime Mortgage Trust
5.000% due 02/25/2019	5	5
Residential Accredit Loans, Inc. Trust
0.350% due 06/25/2046	246	112
Residential Asset Securitization Trust
0.620% due 12/25/2036 ^	477	176
5.000% due 08/25/2019	124	128
6.250% due 10/25/2036 ^	380	337
Structured Adjustable Rate Mortgage Loan Trust
5.081% due 07/25/2035 ^	300	261
Thornburg Mortgage Securities Trust
0.910% due 09/25/2044	419	409
Wachovia Mortgage Loan Trust LLC
5.422% due 10/20/2035	338	335
WaMu Mortgage Pass-Through Certificates
0.460% due 07/25/2045	51	48
WaMu Mortgage Pass-Through Certificates Trust
0.440% due 12/25/2045	168	156
0.590% due 06/25/2044	1,476	1,375
2.406% due 09/25/2033	146	151

Total Mortgage-Backed Securities (Cost $11,987)		12,247

ASSET-BACKED SECURITIES 1.9%
ACE Securities Corp.
0.230% due 10/25/2036		59	32
Bear Stearns Asset-Backed Securities Trust
1.170% due 10/25/2037		1,572	1,477
2.270% due 03/25/2035		2,249	2,094
BlackRock Senior Income
0.471% due 04/20/2019		224	222
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		1	1
Countrywide Asset-Backed Certificates
0.405% due 04/25/2036		118	117
Credit-Based Asset Servicing and Securitization LLC
0.215% due 11/25/2036		30	17
Galaxy CLO Ltd.
0.474% due 04/25/2019		47	47
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036 ^		946	519
Mountain View Funding CLO Ltd.
0.491% due 04/15/2019		302	301
MSIM Peconic Bay Ltd.
0.511% due 07/20/2019		49	48
RAAC Trust
2.670% due 12/25/2035		3,473	3,333
Residential Asset Mortgage Products Trust
0.350% due 10/25/2036		6,074	6,002
1.130% due 04/25/2034		1,760	1,514
Soundview Home Loan Trust
0.230% due 11/25/2036		394	153
Wood Street CLO BV
0.433% due 03/29/2021	EUR	89	107

Total Asset-Backed Securities (Cost $16,190)			15,984

SOVEREIGN ISSUES 15.6%
Autonomous Community of Catalonia
4.750% due 06/04/2018		1,700	2,223
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	12,400	3,659
0.000% due 01/01/2018		4,300	1,129
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		812	277
10.000% due 01/01/2025		18,500	6,096
Colombian TES
3.000% due 03/25/2033 (b)	COP	2,087,138	768
Denmark Government Bond
0.100% due 11/15/2023 (b)	DKK	34,883	5,828
France Government Bond
0.100% due 07/25/2021 (b)	EUR	606	756
0.250% due 07/25/2024 (b)		4,474	5,653
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)		3,440	4,323
2.100% due 09/15/2017 (b)		233	293
2.100% due 09/15/2021 (b)		3,036	3,975
2.250% due 04/22/2017 (b)		1,098	1,373
2.350% due 09/15/2024 (b)		2,515	3,386
2.450% due 03/26/2016 (b)		2,797	3,464
2.550% due 10/22/2016 (b)		16,464	20,593
2.550% due 09/15/2041 (b)		4,567	6,132
5.000% due 09/01/2040		1,700	2,719
5.500% due 11/01/2022		500	778
Mexico Government International Bond
4.000% due 11/15/2040 (b)	MXN	10,543	806
4.000% due 11/08/2046 (b)		52,190	4,057
4.500% due 12/04/2025 (b)		13,179	1,056
4.750% due 06/14/2018		17,587	1,191
New South Wales Treasury Corp.
2.500% due 11/20/2035	AUD	183	180
New Zealand Government Bond
2.000% due 09/20/2025	NZD	18,762	14,620
Province of Ontario
3.450% due 06/02/2045	CAD	4,100	3,653
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	12,339	15,342
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	100,000	683
5.000% due 08/22/2016		80,000	585
Slovenia Government International Bond
3.500% due 03/23/2017	EUR	498	643
4.125% due 02/18/2019		$1,100	1,155
4.375% due 01/18/2021	EUR	2,000	2,800
4.700% due 11/01/2016		1,100	1,426

Spain Government International Bond
3.800% due 04/30/2024		1,800	2,607
5.400% due 01/31/2023		5,700	9,027

Total Sovereign Issues (Cost $143,699)			133,256

SHORT-TERM INSTRUMENTS 6.3%
CERTIFICATES OF DEPOSIT 0.1%
China Construction Bank Corp.
1.700% due 04/16/2015		$500	501

REPURCHASE AGREEMENTS (c) 0.2%			1,454

GREECE TREASURY BILLS 1.3%
1.932% due 01/16/2015 - 04/14/2015 (a)	EUR	9,400	11,322

MEXICO TREASURY BILLS 4.3%
2.982% due 02/12/2015 - 05/14/2015 (a)	MXN	552,000	37,210

U.S. TREASURY BILLS 0.4%
0.045% due 03/05/2015 - 05/14/2015 (a)(d)(f)(h)		$3,302	3,302

Total Short-Term Instruments (Cost $54,870)			53,789

Total Investments in Securities (Cost $1,166,764)			1,169,831

	SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio		1,074	11
PIMCO Short-Term Floating NAV Portfolio III		657,571	6,518

Total Short-Term Instruments (Cost $6,530)			6,529

Total Investments in Affiliates (Cost $6,530)			6,529

Total Investments 137.6% (Cost $1,173,294)			$1,176,360
Financial Derivative Instruments (e)(g) 0.3% (Cost or Premiums, net $(2,208))			2,028
Other Assets and Liabilities, net (37.9%)			(323,594)

Net Assets 100.0%			$854,794

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$1,454	Fannie Mae 2.260% due 10/17/2022	$(1,486)	$1,454	$1,454

Total Repurchase Agreements						$(1,486)	$1,454	$1,454

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.420%	12/22/2014	01/07/2015	$(28,005)	$(28,008)
BSN	0.150%	10/10/2014	01/12/2015	(35,408)	(35,420)
	0.190%	11/13/2014	01/13/2015	(921)	(922)
	0.230%	12/02/2014	01/13/2015	(22,080)	(22,084)

Total Reverse Repurchase Agreements					$(86,434)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.270%	12/03/2014	01/14/2015	$(10,078)	$(10,073)
	0.290%	12/04/2014	01/14/2015	(15,367)	(15,349)
	0.300%	12/29/2014	01/12/2015	(1,801)	(1,799)
	0.340%	12/09/2014	01/16/2015	(60,348)	(60,295)
	0.350%	12/24/2014	01/26/2015	(6,127)	(6,122)
	0.380%	12/29/2014	01/12/2015	(1,280)	(1,279)
	0.400%	12/15/2014	01/09/2015	(6,660)	(6,659)
GSC	0.360%	12/10/2014	01/09/2015	(5,459)	(5,458)
	0.360%	12/17/2014	01/28/2015	(6,135)	(6,132)
	0.380%	12/18/2014	01/29/2015	(6,995)	(6,989)
	0.380%	12/19/2014	01/30/2015	(32,612)	(32,525)
MSC	0.220%	11/19/2014	01/15/2015	(5,260)	(5,258)
	0.220%	11/24/2014	01/06/2015	(14,654)	(14,656)
	0.384%	12/12/2014	01/15/2015	(49,238)	(48,736)
TDM	0.230%	11/20/2014	01/20/2015	(10,253)	(10,246)
	0.310%	12/04/2014	01/06/2015	(6,821)	(6,819)
	0.330%	12/16/2014	01/27/2015	(29,681)	(29,617)
	0.490%	12/23/2014	01/06/2015	(3,786)	(3,785)

Total Sale-Buyback Transactions					$(271,797)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $226,418 at a weighted average interest rate of 0.151%.
(3)	Payable for sale-buyback transactions includes $(373) of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	01/01/2045	$8,000	$(8,308)	$(8,336)
Fannie Mae	3.500%	02/01/2045	9,000	(9,328)	(9,353)

Total Short Sales				$(17,636)	$(17,689)

(d)	Securities with an aggregate market value of $360,261 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$126.000	02/20/2015	157	$(93)	$(98)

Total Written Options				$(93)	$(98)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2015	63	$(46)	$0	$(8)
30-Year Deliverable Interest Rate Swap March Futures	Short	03/2015	19	(102)	0	(1)
90-Day Eurodollar December Futures	Short	12/2015	33	0	0	(1)
90-Day Eurodollar December Futures	Short	12/2016	83	(4)	0	(3)
90-Day Eurodollar June Futures	Short	06/2016	116	0	0	(3)
90-Day Eurodollar March Futures	Short	03/2016	468	100	0	(6)
90-Day Eurodollar September Futures	Short	09/2016	116	(2)	0	(4)
Euro-Bund 10-Year Bond March Futures	Short	03/2015	6	(16)	0	0
U.S. Treasury 5-Year Note March Futures	Short	03/2015	53	(6)	0	(8)
U.S. Treasury 10-Year Note March Futures	Short	03/2015	174	(27)	0	(38)
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	40	13	12	0

Total Futures Contracts				$(90)	$12	$(72)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019		$1,900	$121	$(6)	$2	$0
CDX.IG-23 5-Year Index	1.000%	12/20/2019		10,200	166	(3)	1	0
iTraxx Europe 22 10-Year Index	1.000%	12/20/2024	EUR	2,900	(3)	2	0	(7)

					$284	$(7)	$3	$(7)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		$6,000	$(397)	$(215)	$0	$(6)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		200	(2)	(39)	0	0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		3,100	(697)	(484)	0	(5)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		19,600	(3,388)	(2,692)	0	(31)
Receive	6-Month EUR-EURIBOR	0.550%	01/17/2016	EUR	52,300	(369)	(305)	0	(2)
Receive	6-Month EUR-EURIBOR	2.000%	01/29/2024		1,900	(297)	(281)	0	(2)
Receive	6-Month EUR-EURIBOR	1.000%	12/17/2024		5,100	(116)	(106)	0	(6)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025		8,100	(389)	(459)	0	(11)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		18,200	(2,934)	(3,046)	0	(72)
Receive	6-Month GBP-LIBOR	2.078%	12/04/2024	GBP	13,100	(472)	(473)	0	(96)
Receive	6-Month GBP-LIBOR	2.750%	03/18/2025		3,900	(492)	(104)	0	(30)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	130,000	(56)	(45)	0	(1)
Pay	28-Day MXN-TIIE	5.630%	10/11/2021	MXN	130,700	(56)	(154)	35	0
Pay	28-Day MXN-TIIE	5.680%	11/09/2021		46,600	(13)	(13)	13	0
Pay	28-Day MXN-TIIE	5.560%	11/11/2021		4,600	(4)	(4)	1	0
Pay	28-Day MXN-TIIE	5.750%	12/06/2021		28,000	(1)	13	8	0

						$(9,683)	$(8,407)	$57	$(262)

Total Swap Agreements						$(9,399)	$(8,414)	$60	$(269)

(f)	Securities with an aggregate market value of $4,721 and cash of $2,276 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	BRL	10,917		$4,227	$120	$0
	01/2015	EUR	3,384		4,207	112	0
	01/2015	NZD	17,202		13,396	0	(22)
	01/2015		$4,110	BRL	10,917	0	(3)
	01/2015		14,222	JPY	1,705,600	17	0
	02/2015	JPY	1,705,600		$14,225	0	(18)
	07/2015		$3,438	BRL	9,508	0	(37)
BPS	01/2015	BRL	30,729		$11,853	293	0
	01/2015		$11,569	BRL	30,729	0	(9)
	02/2015	MXN	398,309		$27,215	281	0
	06/2015	COP	1,831,590		796	33	0
BRC	02/2015	MXN	21,919		1,608	125	0
	02/2015		$4,526	BRL	11,708	0	(156)
	02/2015		10,481	INR	664,069	0	(76)
	02/2015		129	MXN	1,763	0	(10)
CBK	01/2015	BRL	2,463		$1,059	132	0
	01/2015	EUR	10,973		13,619	341	0
	01/2015		$927	BRL	2,463	0	(1)
	02/2015	MXN	15,125		$1,070	46	0
	05/2015		150,267		10,185	82	0
DUB	01/2015	BRL	4,167		1,569	1	0
	01/2015		$1,620	BRL	4,167	0	(52)
	02/2015	DKK	7,541		$1,259	34	0
	02/2015	MXN	8,075		553	7	0
	07/2015	BRL	4,167		1,536	45	0
FBF	01/2015		50,242		19,085	195	(11)
	01/2015	JPY	801,100		6,770	82	0
	01/2015		$19,414	BRL	50,242	0	(513)
	07/2015	BRL	50,242		$18,407	433	0
GLM	01/2015	AUD	837		709	26	0
	01/2015	BRL	1,917		804	83	0
	01/2015	JPY	904,500		7,660	109	0
	01/2015		$722	BRL	1,917	0	0
	01/2015		133,955	EUR	109,890	0	(983)
	02/2015	EUR	107,263		$130,728	894	0
	02/2015	GBP	223		350	3	0
	03/2015	CAD	827		709	0	(2)
HUS	02/2015	MXN	9,645		689	37	0
	02/2015		$3,044	BRL	7,825	0	(123)
	03/2015	CAD	3,388		$2,920	8	0
JPM	01/2015	BRL	13,220		5,517	544	0
	01/2015		$5,033	BRL	13,220	0	(60)
	02/2015	MXN	24,955		$1,815	126	0
MSB	01/2015	BRL	8,294		3,123	2	0
	01/2015	EUR	95,533		118,723	3,124	0
	01/2015		$3,122	BRL	8,294	0	(1)
	02/2015	BRL	8,294		$3,095	0	(1)
NGF	01/2015		2,954		1,090	0	(21)
	01/2015		$1,112	BRL	2,954	0	(1)
RBC	02/2015	MXN	88,473		$6,256	270	0
	02/2015		$3,579	MXN	47,292	0	(380)
SOG	01/2015		13,360	NZD	17,202	58	0
	02/2015	NZD	17,202		$13,323	0	(59)
UAG	01/2015	BRL	4,859		1,797	26	(57)
	01/2015		$1,829	BRL	4,859	0	(1)
	01/2015		751	PLN	2,521	0	(39)
	02/2015	DKK	26,694		$4,461	122	0
	02/2015	GBP	267		419	3	0
	02/2015	MYR	7,580		2,301	147	0
	02/2015		$419	MXN	6,082	0	(8)
	02/2015		2,313	MYR	7,661	0	(135)

Total Forward Foreign Currency Contracts						$7,961	$(2,779)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.045%	03/20/2015	$23,000	$238	$129
GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.426%	03/18/2015	3,800	17	10
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683%	12/11/2017	5,000	700	626

							$955	$765

Total Purchased Options							$955	$765

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	600	$(1)	$(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		600	(1)	0
CBK	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		1,500	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		1,500	(3)	(1)
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		$1,900	(3)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	1,800	(2)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		1,800	(5)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.100%	01/21/2015		900	(2)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.200%	01/21/2015		2,300	(6)	0
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		3,100	(4)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		3,100	(9)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		600	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		600	(1)	(1)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		900	(2)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		900	(2)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		1,800	(2)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		1,800	(3)	(2)

							$(48)	$(15)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	2.680	06/29/2015	$5,635	$(134)	$(341)
	Call - OTC USD versus BRL		2.680	07/01/2015	1,360	(32)	(83)
GLM	Put - OTC USD versus INR	INR	58.500	03/09/2015	9,300	(15)	0
	Call - OTC USD versus INR		64.500	03/09/2015	9,300	(106)	(92)
JPM	Call - OTC USD versus INR		65.000	03/10/2015	17,800	(209)	(139)

						$(496)	$(655)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$ 93,600	$(834)	$(22)
DUB	Floor - OTC YOY CPURNSA Index	231.312	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	600	(6)	(4)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	4,100	(30)	(8)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	300	(2)	(1)

						$(872)	$(35)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.545%	03/20/2015	$23,000	$(294)	$(291)
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.926%	03/18/2015	3,800	(17)	(16)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	21,400	(99)	(182)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	21,400	(112)	(12)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	12/11/2017	21,000	(700)	(675)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	5,300	(22)	(45)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	5,300	(31)	(3)

							$(1,275)	$(1,224)

Total Written Options							$(2,691)	$(1,929)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.681%	$1,000	$(51)	$24	$0	$(27)
	Indonesia Government International Bond	1.000%	12/20/2019	1.516%	500	(12)	0	0	(12)
	Italy Government International Bond	1.000%	03/20/2019	1.069%	1,000	(17)	15	0	(2)
	South Africa Government International Bond	1.000%	12/20/2019	1.831%	4,000	(161)	7	0	(154)
BRC	Greece Government International Bond	1.000%	06/20/2016	16.554%	800	(44)	(104)	0	(148)

	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		1,600	(49)	11	0	(38)
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.681%		2,400	(121)	56	0	(65)
	Russia Government International Bond	1.000%	03/20/2019	4.827%		100	(8)	(6)	0	(14)
	South Africa Government International Bond	1.000%	12/20/2019	1.831%		900	(32)	(2)	0	(34)
GST	Brazil Government International Bond	1.000%	09/20/2019	1.862%		2,100	(22)	(57)	0	(79)
	Greece Government International Bond	1.000%	12/20/2015	16.350%	EUR	400	(19)	(45)	0	(64)
	Greece Government International Bond	1.000%	12/20/2016	15.723%		$100	(8)	(15)	0	(23)
	Russia Government International Bond	1.000%	09/20/2019	4.793%		300	(17)	(29)	0	(46)
HUS	Brazil Government International Bond	1.000%	09/20/2019	1.862%		2,200	(25)	(59)	0	(84)
	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		500	(12)	0	0	(12)
	Russia Government International Bond	1.000%	03/20/2019	4.827%		200	(17)	(11)	0	(28)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.681%		100	(5)	2	0	(3)
	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		1,700	(40)	(1)	0	(41)
	Russia Government International Bond	1.000%	09/20/2019	4.793%		100	(6)	(9)	0	(15)
MYC	Barclays Bank PLC	1.000%	09/20/2015	0.118%	EUR	5,800	63	(15)	48	0
	Credit Suisse Group	1.000%	06/20/2015	0.174%		2,000	23	(13)	10	0
	Greece Government International Bond	1.000%	06/20/2015	13.929%		200	(9)	(5)	0	(14)

							$(589)	$(256)	$58	$(903)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	1,100	$(7)	$77	$70	$0
	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044		100	0	9	9	0
BPS	Pay	1-Month GBP-UKRPI	3.125%	12/15/2024		900	0	12	12	0
	Pay	1-Month GBP-UKRPI	3.170%	12/15/2024		4,800	(1)	102	101	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	12,600	(7)	(33)	0	(40)
	Pay	3-Month USD-CPURNSA Index	1.560%	11/05/2016		$12,300	0	(205)	0	(205)
CBK	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	300	(10)	29	19	0
DUB	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	3,900	(3)	(10)	0	(13)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		19,700	157	(81)	76	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$900	6	(83)	0	(77)
	Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023		1,700	0	(146)	0	(146)
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	200	3	(2)	1	0
	Pay	1-Month GBP-UKRPI	3.528%	09/23/2044		1,100	(8)	99	91	0
	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044		1,500	4	92	96	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		100	0	9	9	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		500	(2)	12	10	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	7,600	(4)	(20)	0	(24)
GLM	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	600	1	53	54	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		600	0	12	12	0
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		$1,800	0	(91)	0	(91)
HUS	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	4,000	4	(16)	0	(12)
JPM	Pay	1-Month GBP-UKRPI	3.528%	09/23/2044	GBP	1,200	2	97	99	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		700	5	48	53	0
MYC	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044		600	1	37	38	0
UAG	Pay	28-Day MXN-TIIE	5.630%	10/11/2021	MXN	118,100	69	(124)	0	(55)

							$210	$(123)	$750	$(663)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/ Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
SOG	Receive	BCOMF3T Index	43,284	3-Month U.S. Treasury Bill rate plus a specified spread	02/17/2015	$21,212		$(864)	$0	$(864)

Total Swap Agreements							$(379)	$(1,243)	$808	$(2,430)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(h)	Securities with an aggregate market value of $2,089 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,619	$0	$1,619
Corporate Bonds & Notes
Banking & Finance	0	17,867	524	18,391
Industrials	0	3,589	0	3,589
Utilities	0	6,064	0	6,064
U.S. Government Agencies	0	6,058	0	6,058
U.S. Treasury Obligations	0	918,834	0	918,834
Mortgage-Backed Securities	0	8,632	3,615	12,247
Asset-Backed Securities	0	15,984	0	15,984
Sovereign Issues	0	133,256	0	133,256
Short-Term Instruments
Certificates of Deposit	0	501	0	501
Repurchase Agreements	0	1,454	0	1,454
Greece Treasury Bills	0	11,322	0	11,322
Mexico Treasury Bills	0	37,210	0	37,210
U.S. Treasury Bills	0	3,302	0	3,302
	$0	$1,165,692	$4,139	$1,169,831

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,529	$0	$0	$6,529

Total Investments	$6,529	$1,165,692	$4,139	$1,176,360

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(17,689)	$0	$(17,689)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12	60	0	72
Over the counter	0	9,534	0	9,534
	$12	$9,594	$0	$9,606

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(72)	(367)	0	(439)
Over the counter	0	(7,138)	0	(7,138)

	$(72)	$(7,505)	$0	$(7,577)

Totals	$6,469	$1,150,092	$4,139	$1,160,700

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 137.6%
BANK LOAN OBLIGATIONS 0.0%
HCA, Inc.
2.669% due 05/02/2016		$4,875	$4,858

Total Bank Loan Obligations (Cost $4,857)			4,858

CORPORATE BONDS & NOTES 4.0%
BANKING & FINANCE 2.6%
Allstate Life Global Funding Trusts
2.487% due 11/25/2016		2,500	2,498
Ally Financial, Inc.
2.500% due 03/15/2017		32,100	31,587
Banco do Brasil S.A.
4.500% due 01/22/2015		16,150	16,160
Banco Popolare SC
3.500% due 03/14/2019	EUR	8,400	10,602
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (c)		300	414
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$10,000	10,190
Banco Santander S.A.
6.250% due 09/11/2021 (c)	EUR	3,500	4,107
Bank of America N.A.
0.652% due 05/08/2017		$4,800	4,795
Barclays Bank PLC
2.010% due 12/21/2020	MXN	40,000	2,796
Barclays PLC
6.500% due 09/15/2019 (c)	EUR	200	237
8.000% due 12/15/2020 (c)		1,000	1,265
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$10,850	12,514
BNP Paribas S.A.
0.692% due 05/07/2017		103,000	102,913
BPCE S.A.
4.625% due 07/11/2024		14,600	14,201
CIT Group, Inc.
4.750% due 02/15/2015		300	301
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
8.375% due 07/26/2016 (c)		800	856
8.400% due 06/29/2017 (c)		500	549
Corp. Andina de Fomento
3.950% due 10/15/2021 (b)	MXN	109,796	7,468
Credit Agricole S.A.
0.814% due 06/02/2017		$3,700	3,708
Eksportfinans ASA
0.890% due 06/16/2015	JPY	100,000	835
2.000% due 09/15/2015		$9,100	9,122
2.375% due 05/25/2016		3,600	3,617
2.875% due 11/16/2016	CHF	400	415
5.500% due 05/25/2016		$1,000	1,047
5.500% due 06/26/2017		4,750	5,079
Export-Import Bank of India
2.407% due 03/30/2016		1,100	1,111
HBOS PLC
0.779% due 03/21/2017	EUR	1,500	1,804
International Lease Finance Corp.
6.750% due 09/01/2016		$1,800	1,922
7.125% due 09/01/2018		21,600	24,246
Intesa Sanpaolo SpA
2.375% due 01/13/2017		300	303
3.125% due 01/15/2016		24,200	24,593
3.625% due 08/12/2015		5,000	5,068
JPMorgan Chase & Co.
0.784% due 04/25/2018		17,550	17,524
Korea Development Bank
4.375% due 08/10/2015		600	613
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		4,500	664
Lloyds Banking Group PLC
7.625% due 06/27/2023 (c)	GBP	2,565	4,004
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,000	1,241
Navient Corp.
2.497% due 11/01/2016		$2,975	2,879
3.508% due 03/15/2015		60	60

Nova Ljubljanska Banka dd
2.875% due 07/03/2017	EUR	600	720
Novo Banco S.A.
3.875% due 01/21/2015		200	242
5.875% due 11/09/2015		700	857
Qatari Diar Finance Co.
5.000% due 07/21/2020		$500	550
Rabobank Group
0.563% due 04/28/2017		32,300	32,296
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		700	656
5.499% due 07/07/2015		1,000	993
Turkiye Garanti Bankasi A/S
2.731% due 04/20/2016		500	501

			370,123

INDUSTRIALS 1.0%
Altice S.A.
7.250% due 05/15/2022	EUR	3,100	3,812
California Resources Corp.
5.000% due 01/15/2020 (f)		$22,900	19,980
6.000% due 11/15/2024		16,800	14,280
Chesapeake Energy Corp.
3.481% due 04/15/2019		3,900	3,832
CSN Islands Corp.
6.875% due 09/21/2019		600	560
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		200	169
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	17,900	17,783
Masco Corp.
5.850% due 03/15/2017		$4,300	4,633
New York Times Co.
5.000% due 03/15/2015		8,500	8,564
Noble Group Ltd.
4.875% due 08/05/2015		6,800	6,927
Numericable SFR
4.875% due 05/15/2019		4,900	4,875
Pearson Dollar Finance PLC
6.250% due 05/06/2018		19,200	21,483
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,765
Telefonica Emisiones S.A.U.
0.902% due 06/23/2017		23,400	23,384
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		2,934	3,419
Veolia Environnement S.A.
1.750% due 06/17/2015	EUR	1,592	1,962
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		$700	665

			140,093

UTILITIES 0.4%
Dynegy Finance, Inc.
6.750% due 11/01/2019		13,800	14,059
Electricite de France S.A.
0.691% due 01/20/2017		27,800	27,904
1.150% due 01/20/2017		7,600	7,599
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		2,500	2,596
Qtel International Finance Ltd.
4.750% due 02/16/2021		200	216
5.000% due 10/19/2025		1,000	1,081

			53,455

Total Corporate Bonds & Notes (Cost $574,134)			563,671

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
0.230% due 07/25/2037		1,189	1,154
0.270% due 01/25/2021		3	3
0.300% due 03/25/2036		478	458
0.450% due 04/25/2035		17	17
0.520% due 07/25/2037 - 05/25/2042		381	382
0.610% due 05/25/2036		369	370
0.615% due 02/25/2037		1,695	1,706
1.315% due 06/01/2043 - 10/01/2044		1,653	1,689
1.466% due 04/01/2032		28	29
1.525% due 02/01/2032		6	6
1.668% due 04/01/2027		68	72
1.840% due 11/01/2033		36	38
1.892% due 10/01/2033		3	4
1.963% due 02/01/2034		35	37

2.000% due 04/01/2033		408	434
2.131% due 05/01/2035		305	328
2.192% due 05/25/2035		45	47
2.280% due 09/01/2034		31	33
2.355% due 05/01/2036		48	51
2.771% due 04/01/2035		140	149
3.500% due 01/01/2045		277,000	288,635
4.371% due 12/01/2036		132	141
4.478% due 09/01/2034		89	96
6.500% due 06/25/2028		55	62
Freddie Mac
0.210% due 12/25/2036		889	886
0.430% due 08/25/2031		310	303
0.431% due 01/15/2037		19	19
0.450% due 09/25/2031		760	712
1.315% due 02/25/2045		1,327	1,360
1.515% due 07/25/2044		275	277
1.988% due 09/01/2036		199	211
2.089% due 07/01/2036		189	201
2.139% due 10/01/2036		85	90
2.306% due 06/01/2033		274	289
2.343% due 01/01/2034		300	321
2.540% due 01/01/2034		332	353
4.500% due 07/15/2020		1,470	1,554
6.500% due 01/25/2028		25	28
7.000% due 10/15/2030		62	71
Ginnie Mae
0.561% due 06/16/2031 - 03/16/2032		54	54
1.625% due 07/20/2035 - 12/20/2035		921	961
3.500% due 01/01/2045		1,000	1,049
NCUA Guaranteed Notes
2.650% due 10/29/2020		4,265	4,367
Small Business Administration
5.902% due 02/10/2018		1,632	1,756

Total U.S. Government Agencies (Cost $309,439)			310,803

U.S. TREASURY OBLIGATIONS 104.1%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (h)(j)		51,683	51,538
0.125% due 04/15/2017 (h)(j)		54,124	54,185
0.125% due 04/15/2018		77,138	76,897
0.125% due 04/15/2019 (f)		573,496	567,963
0.125% due 01/15/2022 (f)		484,377	472,268
0.125% due 07/15/2022 (f)		1,841,436	1,798,061
0.125% due 01/15/2023 (f)		496,931	481,635
0.125% due 07/15/2024		159,532	153,992
0.375% due 07/15/2023 (f)(h)(j)		730,356	723,680
0.500% due 04/15/2015 (h)(j)		227,339	224,426
0.625% due 07/15/2021 (f)		1,451,610	1,473,045
0.625% due 02/15/2043 (j)		66,702	63,041
1.125% due 01/15/2021 (f)		230,682	240,171
1.250% due 07/15/2020 (f)		1,284,559	1,350,694
1.375% due 01/15/2020 (f)(h)		347,023	364,754
1.375% due 02/15/2044		380,268	432,391
1.625% due 01/15/2015 (j)		878	876
1.750% due 01/15/2028		341,347	387,482
1.875% due 07/15/2015 (f)(h)(j)		216,876	217,604
1.875% due 07/15/2019 (h)(j)		18,436	19,816
2.000% due 01/15/2016 (h)(j)		43,972	44,637
2.000% due 01/15/2026		517,852	594,782
2.125% due 01/15/2019 (h)(j)		12,440	13,387
2.125% due 02/15/2040 (j)		24,762	32,233
2.125% due 02/15/2041 (j)		7,589	9,952
2.375% due 01/15/2025		519,749	611,599
2.375% due 01/15/2027		444,681	533,530
2.500% due 07/15/2016		362,475	377,965
2.500% due 01/15/2029		68,432	85,200
2.625% due 07/15/2017 (h)(j)		264,379	283,598
3.625% due 04/15/2028 (f)		967,154	1,333,615
3.875% due 04/15/2029 (f)		1,010,508	1,450,631

Total U.S. Treasury Obligations (Cost $14,609,939)			14,525,648

MORTGAGE-BACKED SECURITIES 2.9%
Adjustable Rate Mortgage Trust
2.754% due 08/25/2035		2,003	1,884
4.826% due 10/25/2035 ^		1,900	1,770
American Home Mortgage Assets Trust
0.360% due 05/25/2046 ^		839	609
0.380% due 10/25/2046		11,810	8,023
American Home Mortgage Investment Trust
1.832% due 09/25/2045		1,595	1,544
Arran Residential Mortgages Funding PLC
1.530% due 11/19/2047	EUR	7,858	9,578

Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	$530	567
5.547% due 06/10/2049	10,000	10,742
5.622% due 04/10/2049	348	348
5.728% due 05/10/2045	12,525	13,049
5.754% due 02/10/2051	7,776	8,486
Banc of America Funding Ltd
0.414% due 10/03/2039	6,783	6,693
Banc of America Funding Trust
2.799% due 01/20/2047 ^	521	418
5.753% due 10/25/2036 ^	453	374
5.837% due 01/25/2037 ^	378	305
5.888% due 04/25/2037 ^	295	256
Banc of America Mortgage Trust
2.637% due 07/25/2035 ^	1,764	1,643
2.837% due 12/25/2034	1,359	1,385
Banc of America Re-REMIC Trust
5.649% due 02/17/2051	6,247	6,578
BCAP LLC Trust
0.340% due 01/25/2037 ^	2,759	2,213
5.041% due 03/26/2037	3,171	3,132
Bear Stearns Adjustable Rate Mortgage Trust
2.190% due 08/25/2035	2,642	2,677
2.484% due 02/25/2036 ^	636	532
2.515% due 03/25/2035	2,034	2,057
2.686% due 01/25/2034	1,333	1,338
2.710% due 10/25/2035	2,332	2,320
2.732% due 01/25/2034	472	486
2.747% due 11/25/2030	139	132
2.786% due 02/25/2034	1,758	1,731
2.955% due 05/25/2047 ^	2,660	2,292
3.013% due 11/25/2034	293	294
Bear Stearns ALT-A Trust
2.461% due 08/25/2036 ^	602	443
2.484% due 08/25/2036 ^	640	386
2.554% due 05/25/2035	119	118
2.612% due 09/25/2035	176	151
2.653% due 11/25/2036	1,988	1,588
Bear Stearns Commercial Mortgage Securities Trust
5.655% due 06/11/2040	379	384
Chase Mortgage Finance Trust
2.535% due 02/25/2037	154	157
2.541% due 02/25/2037	217	214
4.761% due 12/25/2035	2,128	2,059
ChaseFlex Trust
0.670% due 06/25/2035	474	351
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.350% due 07/25/2036	733	655
Citigroup Mortgage Loan Trust, Inc.
1.930% due 09/25/2035	796	776
2.230% due 09/25/2035	2,731	2,729
2.280% due 09/25/2035	2,826	2,835
2.500% due 10/25/2035	798	793
2.540% due 05/25/2035	840	834
2.540% due 10/25/2035	430	427
2.622% due 03/25/2034	312	310
2.730% due 07/25/2046 ^	2,233	1,948
2.745% due 09/25/2037 ^	812	730
5.205% due 08/25/2035	1,213	1,188
CitiMortgage Alternative Loan Trust
5.500% due 07/25/2036 ^	2,086	2,095
Commercial Mortgage Trust
3.156% due 07/10/2046	12,666	12,801
Countrywide Alternative Loan Trust
0.340% due 01/25/2037 ^	618	585
0.345% due 02/20/2047	155	115
0.360% due 12/20/2046	9,316	7,130
0.375% due 07/20/2046 ^	8,809	6,159
0.485% due 11/20/2035	1,222	1,017
0.870% due 10/25/2035 ^	307	256
1.113% due 12/25/2035	2,299	1,927
2.662% due 02/25/2037 ^	7,355	6,539
5.500% due 10/25/2033	1,359	1,399
6.000% due 10/25/2032	1	1
6.000% due 01/25/2037 ^	4,043	3,447
6.000% due 02/25/2037 ^	141	112
6.500% due 08/25/2032	1,023	1,085
Countrywide Home Loan Mortgage Pass-Through Trust
0.460% due 04/25/2035	891	794
2.322% due 11/20/2034	550	520
2.350% due 04/20/2035	316	320
2.369% due 01/20/2035	199	194
2.418% due 11/25/2034	28	27
2.528% due 04/20/2036 ^	449	369
2.544% due 01/20/2035	349	352
2.550% due 03/25/2037 ^	509	407

2.581% due 02/25/2047 ^		553	462
4.663% due 04/25/2035 ^		1,065	964
4.932% due 02/20/2036 ^		269	243
5.500% due 11/25/2035 ^		388	372
5.500% due 04/25/2038		1,249	1,271
Countrywide Home Loan Reperforming REMIC Trust
0.510% due 06/25/2035		3,644	3,266
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		1,220	1,294
5.467% due 09/15/2039		332	349
Credit Suisse First Boston Mortgage Securities Corp.
2.248% due 07/25/2033		30	30
2.328% due 04/25/2034		186	186
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^		601	339
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		288	191
Deco UK PLC
0.717% due 01/27/2020	GBP	1,139	1,738
Deutsche ALT-A Securities, Inc.
5.013% due 10/25/2035		$413	355
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
5.254% due 06/26/2035		1,132	1,138
First Horizon Alternative Mortgage Securities Trust
2.207% due 06/25/2034		1,030	1,013
2.218% due 09/25/2034		619	607
6.250% due 08/25/2037 ^		480	380
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035		2,047	1,904
Granite Mortgages PLC
0.631% due 01/20/2044		177	176
Greenpoint Mortgage Funding Trust
0.610% due 06/25/2045		76	67
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		700	747
GSR Mortgage Loan Trust
2.617% due 05/25/2035		1,675	1,559
2.639% due 11/25/2035		1,870	1,833
2.655% due 09/25/2035		743	752
2.715% due 04/25/2035		180	176
4.824% due 11/25/2035 ^		2,145	1,979
4.979% due 11/25/2035		176	172
HarborView Mortgage Loan Trust
0.355% due 07/21/2036		1,232	1,017
0.384% due 05/19/2035		15	13
0.404% due 03/19/2036		1,406	1,041
0.414% due 01/19/2036		2,958	2,057
0.474% due 11/19/2035		1,855	1,578
0.505% due 06/20/2035		447	429
2.331% due 04/19/2034		292	292
2.556% due 01/19/2035		1,306	1,307
HomeBanc Mortgage Trust
0.440% due 10/25/2035		3,419	3,058
2.256% due 04/25/2037 ^		1,489	917
Impac CMB Trust
1.055% due 10/25/2033		352	351
Indus Eclipse PLC
0.727% due 01/25/2020	GBP	30	46
IndyMac Mortgage Loan Trust
0.370% due 06/25/2047		$3,587	2,786
0.470% due 11/25/2035 ^		338	205
0.470% due 06/25/2037 ^		513	286
2.519% due 10/25/2034		949	911
2.525% due 12/25/2034		216	200
2.579% due 01/25/2036		442	368
2.750% due 11/25/2035 ^		109	99
4.344% due 06/25/2036		613	586
4.523% due 08/25/2035		401	332
4.523% due 08/25/2035 ^		324	268
4.533% due 09/25/2035 ^		81	5
4.654% due 10/25/2035		324	277
4.701% due 11/25/2035		876	826
4.950% due 08/25/2036		989	982
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		13,083	13,906
5.794% due 02/12/2051		1,210	1,313
JPMorgan Mortgage Trust
2.376% due 06/25/2036		84	77
2.382% due 10/25/2035		288	236
2.408% due 08/25/2035		1,078	1,071
2.550% due 08/25/2035		57	56
2.552% due 07/25/2035		205	209
2.581% due 07/25/2035		372	370
2.596% due 04/25/2035		123	124
5.028% due 11/25/2035		753	722
5.070% due 06/25/2035		89	88
5.238% due 07/25/2035		1,504	1,509

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		5,449	5,840
5.866% due 09/15/2045		10,898	11,988
Luminent Mortgage Trust
0.350% due 12/25/2036		1,740	1,372
MASTR Adjustable Rate Mortgages Trust
0.380% due 04/25/2046		3,158	2,407
2.165% due 12/25/2033		2,106	2,120
2.484% due 12/25/2033		97	96
2.639% due 11/21/2034		1,163	1,187
MASTR Alternative Loan Trust
0.570% due 03/25/2036		1,193	342
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.861% due 11/15/2031		218	213
0.901% due 09/15/2030		104	103
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.601% due 12/15/2030		345	331
0.641% due 06/15/2030		188	180
1.021% due 08/15/2032		473	451
2.609% due 10/20/2029		130	131
Merrill Lynch Mortgage Investors Trust
0.380% due 02/25/2036		863	797
0.420% due 11/25/2035		1,813	1,723
0.830% due 03/25/2030		98	95
1.030% due 11/25/2029		63	61
1.156% due 10/25/2035		1,704	1,626
1.582% due 10/25/2035		3,231	3,152
2.161% due 12/25/2034		1,121	1,112
2.221% due 02/25/2033		2,144	2,064
2.350% due 10/25/2035		961	970
2.408% due 02/25/2034		2,788	2,807
2.472% due 02/25/2035		1,019	1,002
4.978% due 09/25/2035 ^		409	377
5.305% due 05/25/2036		1,275	1,257
5.401% due 12/25/2035		340	318
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		4,437	4,805
Morgan Stanley Capital Trust
5.908% due 06/11/2049		2,862	3,116
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		411	322
Morgan Stanley Re-REMIC Trust
5.796% due 08/15/2045		4,320	4,637
New York Mortgage Trust
2.630% due 05/25/2036		608	553
Nomura Asset Acceptance Corp.
4.056% due 02/25/2036 ^		245	205
5.820% due 03/25/2047		652	664
6.138% due 03/25/2047		604	615
Provident Funding Mortgage Loan Trust
2.486% due 04/25/2034		58	58
2.497% due 08/25/2033		1,345	1,396
RBSSP Resecuritization Trust
2.195% due 12/26/2036		1,177	1,184
Residential Accredit Loans, Inc. Trust
0.350% due 06/25/2046		4,105	1,866
0.450% due 12/25/2045		2,148	1,571
0.470% due 08/25/2035		164	127
1.473% due 09/25/2045		227	186
3.406% due 09/25/2035 ^		583	475
6.000% due 10/25/2034		144	152
Residential Asset Securitization Trust
0.570% due 01/25/2046 ^		109	58
5.000% due 08/25/2019		186	192
5.500% due 06/25/2033		347	366
6.250% due 10/25/2036 ^		1,520	1,350
Salomon Brothers Mortgage Securities, Inc.
6.500% due 09/25/2033		1,008	1,015
Sequoia Mortgage Trust
0.365% due 07/20/2036		3,140	2,946
0.830% due 05/20/2034		1,357	1,303
0.864% due 10/19/2026		78	77
0.925% due 10/20/2027		100	94
0.965% due 10/20/2027		190	187
1.065% due 12/20/2032		198	192
Silenus European Loan Conduit Ltd.
0.228% due 05/15/2019	EUR	703	841
Structured Adjustable Rate Mortgage Loan Trust
0.490% due 10/25/2035		$1,398	1,189
1.515% due 01/25/2035		38	31
1.832% due 10/25/2037 ^		445	296
2.467% due 04/25/2034		24	24
2.485% due 11/25/2035 ^		386	308
2.493% due 09/25/2035		1,787	1,607
2.514% due 08/25/2035		257	238

2.523% due 09/25/2034	44	43
2.555% due 09/25/2036 ^	1,180	741
2.573% due 02/25/2034	700	701
5.007% due 05/25/2036 ^	1,278	1,195
Structured Asset Mortgage Investments Trust
0.290% due 08/25/2036	8,382	6,463
0.300% due 03/25/2037	299	230
0.360% due 07/25/2046	8,192	6,609
0.380% due 04/25/2036	1,500	1,114
0.380% due 05/25/2046	5,719	4,331
0.414% due 07/19/2035	1,792	1,713
0.480% due 12/25/2035	511	394
0.824% due 09/19/2032	359	350
0.824% due 10/19/2034	10	9
0.864% due 03/19/2034	448	446
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.458% due 01/25/2034	91	89
Structured Asset Securities Corp. Trust
5.500% due 05/25/2035	368	380
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	1,230	246
Wachovia Bank Commercial Mortgage Trust
0.241% due 06/15/2020	1,189	1,187
WaMu Mortgage Pass-Through Certificates
0.460% due 07/25/2045	51	48
WaMu Mortgage Pass-Through Certificates Trust
0.430% due 11/25/2045	6,048	5,593
0.460% due 10/25/2045	5,043	4,659
0.510% due 01/25/2045	2,088	1,984
0.588% due 10/25/2044	649	606
0.720% due 07/25/2044	3,197	2,993
0.813% due 03/25/2047	9,459	7,477
0.883% due 05/25/2047	1,274	1,096
0.933% due 12/25/2046	4,780	3,868
1.093% due 06/25/2046	161	148
1.113% due 02/25/2046	1,188	1,129
1.313% due 11/25/2042	2	2
1.513% due 06/25/2042	242	235
1.822% due 01/25/2037 ^	2,692	2,303
1.921% due 02/27/2034	1,618	1,591
1.941% due 04/25/2037	1,802	1,567
2.017% due 12/25/2036 ^	1,717	1,508
2.143% due 03/25/2033	4,380	4,374
2.184% due 02/25/2037 ^	4,567	3,828
2.339% due 12/25/2035	94	89
2.374% due 12/25/2035	1,047	966
2.391% due 09/25/2035	3,981	3,872
2.396% due 03/25/2035	261	261
2.419% due 03/25/2034	174	174
2.443% due 06/25/2033	119	121
2.623% due 05/25/2037 ^	3,513	2,895
5.888% due 08/25/2046 ^	5,086	4,643
Washington Mutual Mortgage Loan Trust
1.311% due 05/25/2041	1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
1.083% due 05/25/2046	2,548	1,966
Wells Fargo Mortgage-Backed Securities Trust
2.601% due 03/25/2035	682	688
2.601% due 04/25/2036	555	538
2.605% due 10/25/2035	373	376
2.607% due 04/25/2036	1,007	1,005
2.612% due 03/25/2036	4,150	4,013
2.615% due 01/25/2035	2,106	2,102
2.615% due 06/25/2035	248	246
2.616% due 01/25/2035	748	734
5.015% due 03/25/2036	362	360
5.220% due 10/25/2035	2,153	2,140
5.500% due 05/25/2022	488	498
6.000% due 08/25/2036	3,230	3,225

Total Mortgage-Backed Securities (Cost $362,828)		404,195

ASSET-BACKED SECURITIES 1.9%
Access Group, Inc.
1.534% due 10/27/2025	13,233	13,283
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.790% due 05/25/2035	1,800	1,412
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.530% due 10/25/2035	3,300	3,081
Asset-Backed Funding Certificates Trust
0.870% due 06/25/2034	2,818	2,649
Babson CLO Ltd.
0.482% due 11/10/2019	2,031	2,024
Bear Stearns Asset-Backed Securities Trust
0.265% due 11/25/2036	574	557

0.830% due 10/25/2032		2	2
1.170% due 10/25/2037		1,107	1,040
BlackRock Senior Income
0.471% due 04/20/2019		897	889
Carrington Mortgage Loan Trust
0.490% due 10/25/2035		21	21
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		4	4
Countrywide Asset-Backed Certificates
0.350% due 06/25/2037		254	253
0.405% due 04/25/2036		1,482	1,471
0.775% due 08/25/2035		1,325	1,236
0.950% due 11/25/2034		1,183	1,176
Countrywide Asset-Backed Certificates Trust
0.320% due 02/25/2037		2,827	2,585
0.770% due 08/25/2035		347	343
Dryden Leveraged Loan CDO
0.418% due 08/08/2022	EUR	2,272	2,734
Equity One Mortgage Pass-Through Trust
0.470% due 04/25/2034		$152	126
First Alliance Mortgage Loan Trust
0.155% due 12/20/2027		8	7
First Franklin Mortgage Loan Trust
0.650% due 05/25/2035		1,100	1,022
Galaxy CLO Ltd.
0.474% due 04/25/2019		722	721
GSAMP Trust
0.540% due 03/25/2047		3,000	2,010
HSBC Home Equity Loan Trust
0.315% due 03/20/2036		2,126	2,115
HSI Asset Securitization Corp. Trust
0.440% due 02/25/2036		2,300	1,783
Hyundai Capital Auto Funding Ltd.
1.162% due 09/20/2016		196	196
Lehman XS Trust
0.955% due 10/25/2035		1,374	1,286
Long Beach Mortgage Loan Trust
0.965% due 02/25/2035		880	859
Magi Funding PLC
0.429% due 04/11/2021	EUR	2,507	3,019
Merrill Lynch Mortgage Investors Trust
0.250% due 09/25/2037		$138	53
0.290% due 02/25/2037		167	79
Morgan Stanley ABS Capital, Inc. Trust
0.480% due 12/25/2035		1,485	1,344
0.970% due 07/25/2037		282	274
Morgan Stanley Dean Witter Capital, Inc. Trust
1.520% due 02/25/2033		1,238	1,187
Morgan Stanley Home Equity Loan Trust
0.875% due 12/25/2034		576	578
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^		216	170
6.000% due 07/25/2047 ^		271	222
Mountain View Funding CLO Ltd.
0.491% due 04/15/2019		605	601
MSIM Peconic Bay Ltd.
0.511% due 07/20/2019		234	233
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.145% due 10/25/2034		1,900	1,885
1.160% due 09/25/2034		977	938
Popular ABS Mortgage Pass-Through Trust
0.260% due 06/25/2047 ^		10	10
Renaissance Home Equity Loan Trust
0.670% due 12/25/2033		702	686
Residential Asset Mortgage Products Trust
0.340% due 05/25/2036		196	194
0.350% due 10/25/2036		19,139	18,913
SLM Private Education Loan Trust
3.411% due 05/16/2044		4,565	4,833
SLM Student Loan Trust
0.314% due 04/26/2021		49	49
0.352% due 06/17/2024	EUR	1,237	1,470
1.134% due 07/25/2023		$10,582	10,774
1.734% due 04/25/2023		155,642	160,010
Soundview Home Loan Trust
0.310% due 12/25/2036		724	713
South Carolina Student Loan Corp.
0.984% due 03/02/2020		13,500	13,545
Structured Asset Investment Loan Trust
0.530% due 10/25/2035		879	865
Structured Asset Securities Corp. Mortgage Loan Trust
1.656% due 04/25/2035		345	335

Wood Street CLO BV
0.433% due 03/29/2021	EUR	1,935	2,330

Total Asset-Backed Securities (Cost $261,555)			270,195

SOVEREIGN ISSUES 16.2%
Autonomous Community of Catalonia
4.950% due 02/11/2020		11,800	15,897
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2017	BRL	301,700	89,031
0.000% due 01/01/2018		39,800	10,455
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2015		15,282	5,826
6.000% due 08/15/2024		11,524	4,308
10.000% due 01/01/2021		568,621	193,747
10.000% due 01/01/2025		12,400	4,086
Colombian TES
3.000% due 03/25/2033 (b)	COP	51,744,538	19,030
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,700	2,897
4.125% due 09/09/2015		3,100	3,169
5.125% due 06/29/2020		3,300	3,728
France Government Bond
0.250% due 07/25/2018 (b)	EUR	113,767	140,219
0.700% due 07/25/2030 (b)		3,714	4,869
1.600% due 07/25/2015 (b)		23,935	29,117
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)		46,443	58,359
2.100% due 09/15/2016 (b)		4,018	4,972
2.100% due 09/15/2017 (b)		31,291	39,381
2.100% due 09/15/2021 (b)		91,628	119,977
2.250% due 04/22/2017 (b)		43,604	54,538
2.350% due 09/15/2024 (b)		111,889	150,645
2.450% due 03/26/2016 (b)		8,391	10,392
2.550% due 10/22/2016 (b)		79,585	99,547
2.550% due 09/15/2041 (b)		10,983	14,746
3.100% due 09/15/2026 (b)		3,397	4,912
5.000% due 09/01/2040		9,200	14,713
5.500% due 11/01/2022		4,100	6,382
Japan Government International CPI Linked Bond
0.100% due 03/10/2024	JPY	5,150,000	45,238
Mexico Government International Bond
4.000% due 11/15/2040 (b)	MXN	448,596	34,278
4.000% due 11/08/2046 (b)		996,673	77,483
4.500% due 12/04/2025 (b)		146,554	11,742
4.500% due 11/22/2035 (b)		702,089	57,237
4.750% due 06/14/2018		334,727	22,665
New South Wales Treasury Corp.
2.500% due 11/20/2035	AUD	20,359	20,072
New Zealand Government Bond
2.000% due 09/20/2025	NZD	87,369	68,078
3.000% due 09/20/2030		18,797	16,209
5.500% due 04/15/2023		25,400	22,413
Province of Ontario
3.450% due 06/02/2045	CAD	78,300	69,763
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	107,538	133,711
1.500% due 04/15/2016 (b)		47,227	57,606
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	1,140,000	7,784
4.500% due 07/03/2017		480,000	3,215
5.000% due 08/22/2016		1,130,000	8,264
5.250% due 02/01/2016		10,100	77
Russia Government International Bond
7.500% due 03/31/2030		$19,650	20,426
Slovenia Government International Bond
4.125% due 02/18/2019		3,200	3,360
4.375% due 01/18/2021	EUR	6,600	9,239
4.700% due 11/01/2016		29,900	38,765
4.750% due 05/10/2018		$9,400	10,081
Spain Government International Bond
3.800% due 04/30/2024	EUR	72,900	105,601
5.400% due 01/31/2023		192,800	305,333

Total Sovereign Issues (Cost $2,432,682)			2,253,583

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 12/31/2049 (c)		5,000	5,023

GMAC Capital Trust
8.125% due 02/15/2040		500,000	13,190

Total Preferred Securities (Cost $17,203)			18,213

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.2%
CERTIFICATES OF DEPOSIT 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
0.981% due 10/23/2015		$250	250
1.082% due 05/16/2016		92,750	92,690
China Construction Bank Corp.
1.700% due 04/16/2015		2,300	2,307
Intesa Sanpaolo SpA
1.650% due 04/07/2015		150	150

			95,397

COMMERCIAL PAPER 0.1%
Greensill Capital SCF S.A.
5.830% due 03/04/2015 (d)		12,500	12,381

REPURCHASE AGREEMENTS (e) 0.0%			2,562

GREECE TREASURY BILLS 1.3%
1.901% due 01/16/2015 - 04/14/2015 (a)	EUR	145,500	175,377

MEXICO TREASURY BILLS 3.9%
2.987% due 02/05/2015 - 05/14/2015 (a)	MXN	7,987,000	537,619

U.S. TREASURY BILLS 0.2%
0.051% due 02/26/2015 - 05/28/2015 (a)(f)(h)(j)		$25,347	25,344

Total Short-Term Instruments (Cost $865,346)			848,680

Total Investments in Securities (Cost $19,437,983)			19,199,846

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio		1,244	12
PIMCO Short-Term Floating NAV Portfolio III		1,757,362	17,419

Total Short-Term Instruments (Cost $17,437)			17,431

Total Investments in Affiliates (Cost $17,437)			17,431

Total Investments 137.7% (Cost $19,455,420)			$19,217,277
Financial Derivative Instruments (g)(i) (0.2%) (Cost or Premiums, net $(33,104))			(31,345)
Other Assets and Liabilities, net (37.5%)			(5,232,506)

Net Assets 100.0%			$13,953,426

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Greensill Capital SCF S.A.	5.830%	03/04/2015	09/03/2014	$12,381	$12,381	0.09%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$2,562	Fannie Mae 2.260% due 10/17/2022	$(2,616)	$2,562	$2,562

Total Repurchase Agreements						$(2,616)	$2,562	$2,562

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(0.500%)	12/29/2014	12/17/2016	$(7,890)	$(7,890)
BOS	0.420%	12/22/2014	01/07/2015	(3,866)	(3,866)
BSN	0.150%	10/10/2014	01/12/2015	(140,733)	(140,782)
	0.170%	10/17/2014	01/20/2015	(351,475)	(351,603)
	0.190%	11/13/2014	01/13/2015	(30,951)	(30,959)
	0.190%	11/14/2014	01/14/2015	(68,057)	(68,074)
	0.190%	12/19/2014	01/13/2015	(3,591)	(3,591)
	0.200%	09/09/2014	09/09/2015	(129,227)	(129,310)
	0.200%	11/17/2014	01/15/2015	(11,861)	(11,864)
	0.230%	12/02/2014	01/13/2015	(115,368)	(115,391)
	0.230%	12/03/2014	01/14/2015	(234,849)	(234,894)
	0.300%	12/03/2014	01/05/2015	(270,938)	(271,005)
IND	0.120%	10/14/2014	01/14/2015	(368,283)	(368,381)
	0.130%	10/07/2014	01/07/2015	(199,924)	(199,986)
	0.170%	11/10/2014	01/12/2015	(32,067)	(32,075)
	0.180%	10/23/2014	01/14/2015	(22,194)	(22,202)
	0.180%	11/12/2014	01/12/2015	(50,160)	(50,173)
	0.200%	11/17/2014	01/14/2015	(127,394)	(127,426)
	0.200%	11/19/2014	01/20/2015	(300,022)	(300,095)
	0.210%	11/18/2014	01/13/2015	(212,719)	(212,774)
	0.260%	12/11/2014	01/12/2015	(114,178)	(114,196)
	0.280%	12/19/2014	01/23/2015	(6,126)	(6,127)
	0.280%	12/22/2014	02/02/2015	(435,513)	(435,550)
	0.280%	12/23/2014	01/23/2015	(83,531)	(83,538)
	0.290%	12/24/2014	01/27/2015	(226,598)	(226,614)
RDR	0.330%	12/08/2014	01/08/2015	(231,500)	(231,553)

Total Reverse Repurchase Agreements					$(3,779,919)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.280%	12/04/2014	01/14/2015	$(32,872)	$(32,848)
	0.290%	12/04/2014	01/14/2015	(60,459)	(60,470)
	0.300%	12/29/2014	01/12/2015	(4,652)	(4,650)
	0.350%	12/23/2014	01/26/2015	(34,404)	(34,380)
	0.360%	12/12/2014	01/23/2015	(68,901)	(68,881)
	0.400%	12/16/2014	01/26/2015	(51,956)	(51,774)
	0.401%	12/16/2014	01/26/2015	(31,339)	(31,157)
	0.402%	12/16/2014	01/26/2015	(31,264)	(31,005)
BPG	0.211%	01/05/2015	02/02/2015	(40,864)	(40,570)
FOB	0.201%	01/05/2015	01/30/2015	(20,093)	(19,954)
	0.270%	12/18/2014	01/08/2015	(3,113)	(3,111)

GSC	0.221%	01/05/2015	02/02/2015	(93,739)	(93,065)
	0.350%	12/10/2014	01/12/2015	(160,036)	(159,875)
	0.380%	12/18/2014	01/29/2015	(134,383)	(133,785)
MSC	0.220%	11/18/2014	01/13/2015	(119,822)	(119,878)
	0.220%	11/19/2014	01/13/2015	(66,280)	(66,243)
	0.300%	12/04/2014	01/06/2015	(9,675)	(9,674)
	0.380%	12/12/2014	01/15/2015	(48,983)	(48,983)
TDM	0.170%	10/16/2014	01/16/2015	(161,647)	(161,784)
	0.232%	11/20/2014	01/20/2015	(10,389)	(10,288)
	0.332%	12/16/2014	01/27/2015	(34,548)	(34,261)
	0.390%	12/12/2014	01/09/2015	(12,800)	(12,803)

Total Sale-Buyback Transactions					$(1,229,439)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $3,605,426 at a weighted average interest rate of 0.153%.
(3)	Payable for sale-buyback transactions includes $(2,057) of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	01/01/2045	$345,000	$(358,082)	$(359,491)
Fannie Mae	3.500%	02/01/2045	402,000	(416,691)	(417,786)

Total Short Sales				$(774,773)	$(777,277)

(f)	Securities with an aggregate market value of $5,014,201 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$126.000	02/20/2015	2,379	$(1,412)	$(1,481)

Total Written Options				$(1,412)	$(1,481)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2015	16	$(19)	$0	$(2)
30-Year Deliverable Interest Rate Swap March Futures	Short	03/2015	305	(1,027)	0	(10)
90-Day Eurodollar December Futures	Short	12/2016	2,174	(87)	0	(81)
90-Day Eurodollar June Futures	Short	06/2015	60	(0)	0	(1)
90-Day Eurodollar June Futures	Short	06/2016	2,174	(22)	0	(54)
90-Day Eurodollar March Futures	Short	03/2016	2,423	87	0	(30)
90-Day Eurodollar September Futures	Short	09/2016	2,174	(56)	0	(82)
Australia Government 10-Year Bond March Futures	Long	03/2015	287	363	258	0
Euro-Bund 10-Year Bond March Futures	Short	03/2015	1,097	(3,841)	0	(66)
U.S. Treasury 5-Year Note March Futures	Long	03/2015	4,247	9	664	0
U.S. Treasury 10-Year Note March Futures	Short	03/2015	3,001	(422)	0	(436)
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	953	318	268	0

Total Futures Contracts				$(4,697)	$1,190	$(762)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019		$8,448	$428	$(242)	$0	$(9)
CDX.HY-23 5-Year Index	5.000%	12/20/2019		52,400	3,329	(22)	51	0
CDX.IG-22 5-Year Index	1.000%	06/20/2019		51,200	937	35	9	0
CDX.IG-23 5-Year Index	1.000%	12/20/2019		98,400	1,603	143	8	0
iTraxx Europe 22 10-Year Index	1.000%	12/20/2024	EUR	68,050	(68)	60	0	(161)

					$6,229	$(26)	$68	$(170)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		$70,500	$(4,667)	$(2,531)	$0	$(77)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		181,380	(2,178)	(14,700)	0	(240)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		139,400	(23,683)	(28,959)	0	(215)
Receive	3-Month USD-LIBOR	3.250%	12/18/2043		200	(23)	(44)	0	0
Receive	6-Month EUR-EURIBOR	2.000%	01/29/2024	EUR	18,500	(2,894)	(2,760)	0	(21)
Receive	6-Month EUR-EURIBOR	1.000%	12/17/2024		7,300	(167)	(152)	0	(9)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025		53,200	(2,556)	(3,016)	0	(71)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		246,910	(39,809)	(42,318)	0	(972)
Receive	6-Month GBP-LIBOR	2.088%	12/04/2024	GBP	225,600	(8,441)	(8,455)	0	(1,652)
Receive	6-Month GBP-LIBOR	2.750%	03/18/2025		68,700	(8,674)	(1,829)	0	(530)
Receive	6-Month JPY-LIBOR	1.000%	03/20/2024	JPY	5,830,000	(2,475)	(678)	0	(34)
Pay	28-Day MXN-TIIE	5.630%	10/11/2021	MXN	365,100	(156)	(117)	99	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021		16,010	(6)	(6)	4	0
Pay	28-Day MXN-TIIE	5.670%	11/09/2021		305,100	(98)	(97)	84	0
Pay	28-Day MXN-TIIE	5.680%	11/09/2021		450,300	(125)	(125)	124	0
Pay	28-Day MXN-TIIE	5.560%	11/11/2021		125,500	(99)	(99)	35	0
Pay	28-Day MXN-TIIE	5.750%	12/06/2021		508,100	(15)	233	143	0

						$(96,066)	$(105,653)	$489	$(3,821)

Total Swap Agreements						$(89,837)	$(105,679)	$557	$(3,991)

(h)	Securities with an aggregate market value of $87,668 and cash of $4,511 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	BRL	84,895		$36,080	$4,142	$0
	01/2015	EUR	52,297		65,009	1,727	0
	01/2015	NZD	118,067		91,947	0	(151)
	01/2015		$31,961	BRL	84,895	0	(24)
	01/2015		14,426	GBP	9,232	0	(37)
	01/2015		91,753	NZD	118,067	345	0
	02/2015	GBP	9,232		$14,423	37	0
	02/2015	KRW	58,739,615		53,900	332	0
	02/2015	NZD	118,067		91,492	0	(353)
	02/2015		$203	MXN	2,835	0	(11)
	02/2015		48,660	MYR	160,958	0	(2,908)
	03/2015	MXN	2,053,433		$144,615	6,071	0
BPS	01/2015	BRL	938,983		367,493	14,253	0
	01/2015		$33,953	AUD	41,493	0	(78)
	01/2015		353,506	BRL	938,983	0	(266)
	02/2015	AUD	41,493		$33,881	77	0
	02/2015	MXN	1,165,431		81,324	2,480	0
	02/2015		$64,832	MXN	878,608	0	(5,392)
	03/2015	MXN	4,184,966		$285,106	2,512	0
	06/2015	COP	44,651,897		19,401	807	0
BRC	02/2015	MXN	127,398		9,352	733	0
	02/2015		$35,351	BRL	91,443	0	(1,219)
	02/2015		127,186	INR	8,049,583	0	(1,056)
	02/2015		14,348	MXN	195,667	0	(1,110)
CBK	01/2015	BRL	11,230		$4,806	582	0
	01/2015	EUR	162,356		201,575	5,116	0
	01/2015		$4,255	BRL	11,230	0	(30)
	02/2015	MXN	177,584		$12,558	544	0
	02/2015		$55,479	INR	3,505,194	0	(556)
	02/2015		37,345	MXN	509,317	0	(2,888)
	05/2015	MXN	2,930,202		$198,613	1,597	0
DUB	01/2015	BRL	135,788		51,627	1,071	(527)
	01/2015	JPY	32,939,626		279,347	4,346	0
	01/2015		$51,121	BRL	135,788	0	(38)
	01/2015		2,092,697	EUR	1,717,578	0	(14,341)
	01/2015		405,382	JPY	48,844,526	2,403	0
	02/2015	EUR	1,717,578		$2,093,315	14,317	0
	02/2015	JPY	48,844,526		405,483	0	(2,398)
	02/2015	MXN	123,326		8,450	107	0
FBF	01/2015	BRL	719,120		278,274	7,997	(252)
	01/2015	GBP	3,478		5,463	42	0
	01/2015		$270,193	BRL	719,120	335	0
	07/2015	BRL	719,120		$256,234	0	(1,034)

GLM	01/2015		129,100		50,000	1,433	0
	01/2015	JPY	15,904,900		134,697	1,912	0
	01/2015		$1,172	AUD	1,384	0	(42)
	01/2015		48,603	BRL	129,100	0	(37)
	01/2015		10,830	EUR	8,799	0	(183)
	03/2015	CAD	24,489		$21,003	0	(47)
HUS	01/2015	BRL	129,000		50,000	1,471	0
	01/2015	GBP	4,025		6,323	50	0
	01/2015		$48,566	BRL	129,000	0	(37)
	01/2015		4,433	GBP	2,829	0	(23)
	02/2015	MXN	52,945		$3,783	201	0
	02/2015		$98,873	BRL	254,142	0	(4,010)
	03/2015	CAD	56,068		$48,331	135	0
JPM	01/2015	BRL	309,222		116,415	88	0
	01/2015	GBP	5,445		8,532	46	0
	01/2015		$116,430	BRL	309,222	244	(346)
	01/2015		7,888	EUR	6,416	0	(124)
	02/2015	MXN	149,626		$10,842	719	0
	02/2015		$112,663	INR	7,120,285	0	(1,094)
	02/2015		51,353	MXN	691,886	0	(4,545)
	07/2015	BRL	253,471		$90,187	0	(493)
MSB	01/2015	AUD	42,877		36,598	1,593	0
	01/2015	BRL	558,559		210,285	158	0
	01/2015		$208,440	BRL	558,559	1,699	(12)
	02/2015	BRL	69,906		$26,087	0	(7)
	04/2015		488,654		177,363	0	(2,030)
NGF	01/2015		60,903		22,929	17	0
	01/2015		$22,679	BRL	60,903	233	0
	02/2015	BRL	60,903		$22,472	0	(261)
SCX	02/2015	KRW	10,895		10	0	0
	02/2015	MXN	2,052,917		145,206	6,322	0
SOG	01/2015		$14,587	PLN	48,982	0	(769)
	03/2015	MXN	685,580		$48,241	1,986	0
UAG	01/2015	BRL	19,775		8,515	1,076	0
	01/2015	EUR	1,518,140		1,885,841	48,816	0
	01/2015		$7,445	BRL	19,775	0	(6)
	01/2015		1,385	GBP	887	0	(3)
	01/2015		14,213	PLN	47,726	0	(748)
	02/2015	MYR	289,947		$88,023	5,606	0
	02/2015		$26,470	MXN	376,477	0	(1,000)
	02/2015		39,870	MYR	132,071	0	(2,330)

Total Forward Foreign Currency Contracts						$145,778	$(52,816)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.045%	03/20/2015	$386,700	$4,013	$2,174
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.045%	03/20/2015	600	6	3
GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.426%	03/18/2015	552,800	2,432	1,416
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683%	12/11/2017	89,600	12,544	11,225

Total Purchased Options							$18,995	$14,818

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	24,700	$(48)	$(29)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		24,700	(42)	(4)
CBK	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		45,200	(72)	(53)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		45,200	(107)	(3)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		24,500	(18)	(23)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		24,500	(50)	(23)
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		$50,700	(74)	(1)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	27,100	(33)	(32)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		27,100	(75)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.100%	01/21/2015		13,700	(35)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.200%	01/21/2015		34,200	(85)	0
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		200	0	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		200	(1)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		11,500	(10)	(11)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		11,500	(23)	(11)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		15,500	(28)	(18)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		15,500	(24)	(2)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		31,500	(38)	(30)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		31,500	(57)	(30)

							$(820)	$(272)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	2.680	06/29/2015	$ 203,321	$(4,819)	$(12,292)
	Call - OTC USD versus BRL		2.680	07/01/2015	51,130	(1,219)	(3,119)
GLM	Put - OTC USD versus INR	INR	58.500	03/09/2015	183,700	(303)	(8)
	Call - OTC USD versus INR		64.500	03/09/2015	183,700	(2,103)	(1,813)
JPM	Call - OTC USD versus INR		65.000	03/10/2015	8,700	(102)	(68)

						$(8,546)	$(17,300)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018	$20,600	$(177)	$(81)
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	264,700	(2,362)	(62)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	34,000	(439)	(10)
DUB	Floor - OTC YOY CPURNSA Index	231.317	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	01/11/2018	50,000	(495)	(336)
JPM	Cap - OTC CPURNSA Index	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	182,300	(1,326)	(359)
	Cap - OTC CPURNSA Index	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	27,400	(190)	(56)

						$(4,989)	$(904)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.545%	03/20/2015	$386,700	$(4,938)	$(4,895)
FBF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.545%	03/20/2015	600	(8)	(8)
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.926%	03/18/2015	552,800	(2,515)	(2,313)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	418,200	(1,928)	(3,548)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	396,200	(2,082)	(231)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	12/11/2017	376,400	(12,547)	(12,092)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	151,600	(644)	(1,286)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	135,600	(786)	(79)

							$(25,448)	$(24,452)

Total Written Options							$(39,803)	$(42,928)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	RPM International, Inc.	(1.030%)	03/20/2018	0.384%	$8,550	$0	$(179)	$0	$(179)
	Trane U.S., Inc.	(0.660%)	06/20/2015	0.043%	6,000	0	(19)	0	(19)
BRC	New York Times Co.	(1.000%)	03/20/2015	0.122%	1,000	58	(60)	0	(2)
	Tate & Lyle International Finance PLC	(1.150%)	06/20/2016	0.363%	3,500	0	(42)	0	(42)
CBK	Intesa Sanpaolo SpA	(1.000%)	09/20/2015	0.311%	5,000	157	(184)	0	(27)
	Masco Corp.	(1.920%)	03/20/2017	0.359%	4,300	0	(151)	0	(151)
DUB	Kinder Morgan, Inc.	(1.000%)	03/20/2016	0.305%	2,500	76	(98)	0	(22)
	Macy’s Retail Holdings, Inc.	(6.950%)	09/20/2015	0.047%	3,000	0	(157)	0	(157)
	New York Times Co.	(5.000%)	03/20/2015	0.122%	7,500	(735)	643	0	(92)
MYC	Macy’s Retail Holdings, Inc.	(2.470%)	09/20/2015	0.040%	10,000	0	(185)	0	(185)
RYL	Springleaf Finance Corp.	(1.820%)	12/20/2017	2.133%	5,000	0	42	42	0
SOG	Royal Bank of Scotland Group PLC	(3.000%)	03/20/2015	0.251%	1,000	(2)	(5)	0	(7)

						$(446)	$(395)	$42	$(883)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.681%		$6,600	$(339)	$161	$0	$(178)
	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		8,900	(213)	0	0	(213)
	JPMorgan Chase & Co.	1.000%	12/20/2019	0.604%		10,500	214	(12)	202	0
	South Africa Government International Bond	1.000%	12/20/2019	1.831%		40,500	(1,658)	102	0	(1,556)
BRC	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		38,300	(1,049)	136	0	(913)
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.681%		3,400	(171)	80	0	(91)
	Brazil Government International Bond	1.000%	09/20/2019	1.862%		19,000	(207)	(512)	0	(719)
	South Africa Government International Bond	1.000%	12/20/2019	1.831%		20,400	(736)	(48)	0	(784)
DUB	JPMorgan Chase & Co.	1.000%	12/20/2019	0.604%		10,200	213	(17)	196	0
GST	Brazil Government International Bond	1.000%	09/20/2019	1.862%		17,000	(182)	(462)	0	(644)
	Greece Government International Bond	1.000%	09/20/2015	13.930%	EUR	15,100	(650)	(931)	0	(1,581)
	Greece Government International Bond	1.000%	12/20/2015	16.350%		4,000	(193)	(453)	0	(646)
	Greece Government International Bond	1.000%	09/20/2015	17.097%		$9,500	(300)	(704)	0	(1,004)
	Greece Government International Bond	1.000%	12/20/2015	18.551%		5,900	(271)	(597)	0	(868)
	Greece Government International Bond	1.000%	12/20/2016	15.723%		1,800	(135)	(268)	0	(403)
	Russia Government International Bond	1.000%	09/20/2019	4.793%		5,300	(285)	(516)	0	(801)
HUS	Brazil Government International Bond	1.000%	09/20/2019	1.862%		4,300	(48)	(115)	0	(163)
	Indonesia Government International Bond	1.000%	12/20/2019	1.516%		7,800	(185)	(1)	0	(186)
	Russia Government International Bond	1.000%	03/20/2019	4.827%		9,800	(812)	(548)	0	(1,360)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.681%		300	(15)	7	0	(8)
	Brazil Government International Bond	1.000%	09/20/2019	1.862%		4,900	(53)	(132)	0	(185)
	Russia Government International Bond	1.000%	09/20/2019	4.793%		8,700	(486)	(827)	0	(1,313)
MYC	Brazil Government International Bond	1.000%	03/20/2019	1.681%		13,200	(666)	310	0	(356)
	Brazil Government International Bond	1.000%	09/20/2019	1.862%		54,200	(597)	(1,454)	0	(2,051)
	Greece Government International Bond	1.000%	06/20/2015	13.929%	EUR	8,300	(385)	(195)	0	(580)
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		$2,300	(213)	(117)	0	(330)

							$(9,422)	$(7,113)	$398	$(16,933)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	15,100	$(117)	$1,081	$964	$0
	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044		11,600	(20)	1,068	1,048	0
	Pay	3-Month EUR-EXT-CPI Index	0.750%	12/10/2019	EUR	8,300	5	(94)	0	(89)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$50,000	330	(4,620)	0	(4,290)
BPS	Pay	1-Month GBP-UKRPI	3.125%	12/15/2024	GBP	1,500	0	19	19	0
	Pay	1-Month GBP-UKRPI	3.170%	12/15/2024		36,500	(6)	773	767	0
	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044		300	2	25	27	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	172,200	(95)	(454)	0	(549)
	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	81,500	(141)	(2,402)	0	(2,543)
	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/15/2019		14,900	3	(396)	0	(393)
	Pay	3-Month USD-CPURNSA Index	1.560%	11/05/2016		$1,800	0	(30)	0	(30)
BRC	Receive	3-Month USD-CPURNSA Index	1.950%	09/16/2016		115,600	0	(3,199)	0	(3,199)
	Receive	3-Month USD-CPURNSA Index	1.908%	04/15/2017		134,600	0	(4,095)	0	(4,095)
	Receive	3-Month USD-CPURNSA Index	2.018%	08/19/2017		209,800	52	(6,576)	0	(6,524)
	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	71,800	74	3,399	3,473	0
CBK	Pay	1-Month GBP-UKRPI	3.170%	12/08/2024	GBP	16,800	0	353	353	0
	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044		9,700	(328)	947	619	0
	Pay	3-Month EUR-EXT-CPI Index	0.750%	12/15/2019	EUR	99,400	63	(1,129)	0	(1,066)
DUB	Receive	3-Month USD-CPURNSA Index	0.070%	12/22/2015		$3,500	0	(6)	0	(6)
	Receive	3-Month USD-CPURNSA Index	1.940%	10/07/2016		22,700	0	(617)	0	(617)
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		18,700	(2)	(443)	0	(445)
	Receive	3-Month USD-CPURNSA Index	1.845%	11/29/2016		24,200	0	(590)	0	(590)
	Receive	3-Month USD-CPURNSA Index	2.360%	01/28/2017		37,100	0	(1,838)	0	(1,838)
	Receive	3-Month USD-CPURNSA Index	2.005%	09/06/2017		100,000	0	(3,099)	0	(3,099)
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	2,100	34	(16)	18	0
	Pay	1-Month GBP-UKRPI	3.528%	09/23/2044		34,600	(106)	2,961	2,855	0
	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044		26,000	(113)	1,772	1,659	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		2,600	(4)	244	240	0

	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		300	(1)	7	6	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		2,600	22	175	197	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	145,800	(86)	(379)	0	(465)
	Receive	3-Month USD-CPURNSA Index	2.095%	08/29/2017		$88,700	0	(3,079)	0	(3,079)
GLM	Pay	1-Month GBP-UKRPI	3.125%	12/10/2024	GBP	22,100	29	255	284	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		16,800	(36)	381	345	0
	Pay	1-Month GBP-UKRPI	3.510%	12/15/2044		8,800	0	545	545	0
	Receive	1-Year BRL-CDI	11.500%	01/04/2021	BRL	73,000	(60)	476	416	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		113,400	(75)	(287)	0	(362)
	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	77,200	(99)	(2,310)	0	(2,409)
	Pay	3-Month EUR-EXT-CPI Index	0.900%	10/15/2019		24,000	(55)	(426)	0	(481)
	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/15/2019		53,000	4	(1,399)	0	(1,395)
	Receive	3-Month USD-CPURNSA Index	1.730%	04/15/2016		$402,700	(778)	(9,028)	0	(9,806)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		98,100	0	(4,971)	0	(4,971)
	Receive	3-Month USD-CPURNSA Index	1.942%	04/15/2017		213,100	0	(6,788)	0	(6,788)
	Receive	3-Month USD-CPURNSA Index	2.175%	10/01/2018		115,800	9	(4,672)	0	(4,663)
JPM	Pay	3-Month EUR-EXT-CPI Index	0.700%	12/15/2018	EUR	15,200	(15)	(221)	0	(236)
	Receive	3-Month USD-CPURNSA Index	1.890%	09/06/2016		$31,700	0	(822)	0	(822)
MYC	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	11,500	(68)	802	734	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		3,000	14	262	276	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	3,000	(1)	(9)	0	(10)
	Pay	3-Month EUR-EXT-CPI Index	0.910%	11/26/2019	EUR	10,700	5	(217)	0	(212)
RYL	Receive	3-Month USD-CPURNSA Index	1.935%	10/23/2016		$66,700	0	(1,805)	0	(1,805)
	Pay	3-Month USD-CPURNSA Index	1.550%	11/05/2016		1,300	0	(21)	0	(21)
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		411,800	278	(21,664)	0	(21,386)
UAG	Pay	3-Month EUR-EXT-CPI Index	0.910%	11/26/2019	EUR	10,600	7	(217)	0	(210)
	Pay	28-Day MXN-TIIE	5.630%	10/11/2021	MXN	1,456,800	259	(944)	0	(685)

							$(1,016)	$(73,318)	$14,845	$(89,179)

Total Swap Agreements							$(10,884)	$(80,826)	$15,285	$(106,995)

(j)	Securities with an aggregate market value of $118,062 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,858	$0	$4,858
Corporate Bonds & Notes
Banking & Finance	0	335,740	34,383	370,123
Industrials	0	134,712	5,381	140,093
Utilities	0	53,455	0	53,455
U.S. Government Agencies	0	310,803	0	310,803
U.S. Treasury Obligations	0	14,525,648	0	14,525,648
Mortgage-Backed Securities	0	390,924	13,271	404,195
Asset-Backed Securities	0	269,999	196	270,195
Sovereign Issues	0	2,253,583	0	2,253,583
Preferred Securities
Banking & Finance	13,190	5,023	0	18,213
Short-Term Instruments
Certificates of Deposit	0	95,397	0	95,397
Commercial Paper	0	12,381	0	12,381
Repurchase Agreements	0	2,562	0	2,562
Greece Treasury Bills	0	175,377	0	175,377
Mexico Treasury Bills	0	537,619	0	537,619
U.S. Treasury Bills	0	25,344	0	25,344
	$13,190	$19,133,425	$53,231	$19,199,846

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,431	$0	$0	$17,431

Total Investments	$30,621	$19,133,425	$53,231	$19,217,277

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(777,277)	$0	$(777,277)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,190	557	0	1,747
Over the counter	0	175,881	0	175,881
	$1,190	$176,438	$0	$177,628

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(762)	(5,472)	0	(6,234)
Over the counter	0	(202,739)	0	(202,739)

	$(762)	$(208,211)	$0	$(208,973)

Totals	$31,049	$18,324,375	$53,231	$18,408,655

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO RealEstateRealReturn Strategy Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 144.6%
BANK LOAN OBLIGATIONS 0.1%
HCA, Inc.
2.669% due 05/02/2016		$1,625	$1,619

Total Bank Loan Obligations (Cost $1,624)			1,619

CORPORATE BONDS & NOTES 5.1%
BANKING & FINANCE 4.5%
Ally Financial, Inc.
2.500% due 03/15/2017		17,000	16,728
3.250% due 09/29/2017		5,400	5,414
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,600	1,630
Bankia S.A.
3.500% due 12/14/2015	EUR	1,500	1,871
Barclays Bank PLC
2.010% due 12/21/2020	MXN	17,500	1,223
BNP Paribas S.A.
0.542% due 11/07/2015		$28,000	27,963
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,500	1,861
2.875% due 05/19/2016		11,000	13,607
CIT Group, Inc.
4.750% due 02/15/2015		$800	801
Credit Agricole S.A.
0.814% due 06/02/2017		14,900	14,933
6.500% due 06/23/2021 (c)	EUR	400	493
7.875% due 01/23/2024 (c)		$200	204
GATX Financial Corp.
5.800% due 03/01/2016		300	316
Goldman Sachs Group, Inc.
0.860% due 06/04/2017		6,700	6,690
HBOS PLC
0.882% due 09/01/2016	EUR	200	242
International Lease Finance Corp.
6.750% due 09/01/2016		$300	320
7.125% due 09/01/2018		600	674
8.625% due 09/15/2015		1,300	1,359
LBG Capital PLC
15.000% due 12/21/2019	GBP	3,840	8,241
15.000% due 12/21/2019	EUR	260	467
Navient Corp.
6.250% due 01/25/2016		$100	104
Stone Street Trust
5.902% due 12/15/2015		7,000	7,288
Turkiye Garanti Bankasi A/S
2.731% due 04/20/2016		900	902
Vornado Realty LP
2.500% due 06/30/2019		1,300	1,290
Westpac Banking Corp.
1.850% due 11/26/2019		4,800	4,805

			119,426

INDUSTRIALS 0.5%
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	4,700	4,669
Medtronic, Inc.
4.625% due 03/15/2045		$7,800	8,491
MGM Resorts International
7.625% due 01/15/2017		100	108
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		408	475

			13,743

UTILITIES 0.1%
Petrobras Global Finance BV
2.603% due 03/17/2017		3,700	3,425

Sprint Communications, Inc.
9.125% due 03/01/2017	200	220

		3,645

Total Corporate Bonds & Notes (Cost $140,908)		136,814

U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
0.850% due 02/25/2041	942	954
1.315% due 09/01/2044 - 10/01/2044	46	47
3.500% due 01/01/2045	68,000	70,856
Freddie Mac
0.761% due 12/15/2037	777	783
1.988% due 09/01/2036	190	200
2.089% due 07/01/2036	180	192
2.139% due 10/01/2036	81	86
NCUA Guaranteed Notes
0.717% due 12/08/2020	1,163	1,175
2.650% due 10/29/2020	2,414	2,472

Total U.S. Government Agencies (Cost $76,480)		76,765

U.S. TREASURY OBLIGATIONS 110.6%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2018 (g)	48,789	48,637
0.125% due 04/15/2019 (e)(g)(i)	169,726	168,089
0.125% due 01/15/2022 (i)	15,211	14,831
0.125% due 07/15/2022 (e)(g)(i)	542,596	529,815
0.125% due 07/15/2024 (e)	136,735	131,987
0.375% due 07/15/2023	117,840	116,763
0.625% due 07/15/2021 (e)	159,810	162,170
0.625% due 02/15/2043	51,481	48,656
0.750% due 02/15/2042 (e)	128,910	125,888
1.125% due 01/15/2021 (e)(i)	191,106	198,967
1.250% due 07/15/2020 (e)(i)	281,902	296,415
1.375% due 02/15/2044 (e)	80,280	91,284
1.750% due 01/15/2028 (e)(i)	128,042	145,348
1.875% due 07/15/2019 (g)(i)	2,446	2,629
2.000% due 01/15/2026 (i)	66,931	76,874
2.125% due 01/15/2019 (g)(i)	3,981	4,284
2.125% due 02/15/2040 (e)	105,808	137,732
2.125% due 02/15/2041 (i)	1,084	1,422
2.375% due 01/15/2025 (e)(i)	183,799	216,279
2.375% due 01/15/2027 (e)(i)	184,023	220,792
2.500% due 01/15/2029 (i)	10,142	12,627
3.625% due 04/15/2028	49,618	68,419
3.875% due 04/15/2029	56,085	80,513
U.S. Treasury Notes
2.125% due 12/31/2021 (e)	42,800	43,221

Total U.S. Treasury Obligations (Cost $2,955,594)		2,943,642

MORTGAGE-BACKED SECURITIES 2.8%
Banc of America Commercial Mortgage Trust
5.492% due 02/10/2051	210	225
Bear Stearns Adjustable Rate Mortgage Trust
2.190% due 08/25/2035	20	20
2.290% due 08/25/2035	34	34
2.515% due 03/25/2035	14	14
2.580% due 03/25/2035	58	59
2.970% due 01/25/2035	252	254
Chase Mortgage Finance Trust
4.761% due 12/25/2035	142	137
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	23	23
2.280% due 09/25/2035	39	39
2.540% due 05/25/2035	20	20
2.622% due 03/25/2034	206	204
Countrywide Alternative Loan Trust
0.340% due 05/25/2047	5,011	4,222
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035	360	367
Countrywide Home Loan Reperforming REMIC Trust
0.510% due 06/25/2035	145	130
Credit Suisse Commercial Mortgage Trust
5.467% due 09/15/2039	166	175
Credit Suisse First Boston Mortgage Securities Corp.
0.870% due 10/25/2035	983	726
Credit Suisse Mortgage Capital Certificates
6.000% due 05/27/2037	170	171
DBUBS Mortgage Trust
3.386% due 07/10/2044	5,415	5,569
First Horizon Mortgage Pass-Through Trust
4.843% due 06/25/2035	9,841	9,679

Granite Master Issuer PLC
0.225% due 12/20/2054	EUR	528	635
Grecale RMBS SRL
0.585% due 01/27/2061		19,202	23,055
GS Mortgage Securities Trust
4.592% due 08/10/2043		$1,100	1,214
GSR Mortgage Loan Trust
2.629% due 01/25/2036 ^		301	281
2.655% due 09/25/2035		149	150
Hercules Eclipse PLC
0.797% due 10/25/2018	GBP	373	574
HomeBanc Mortgage Trust
0.440% due 10/25/2035		$320	286
Indus Eclipse PLC
0.727% due 01/25/2020	GBP	702	1,078
JPMorgan Chase Commercial Mortgage Securities Trust
5.814% due 06/12/2043		$4,050	4,249
JPMorgan Mortgage Trust
5.070% due 06/25/2035		564	559
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		204	219
Merrill Lynch Mortgage Investors Trust
1.582% due 10/25/2035		123	120
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	108
Morgan Stanley Capital Trust
5.908% due 06/11/2049		319	347
RBSSP Resecuritization Trust
2.089% due 07/26/2045		3,616	3,653
Residential Asset Securitization Trust
0.570% due 01/25/2046 ^		472	251
Silenus European Loan Conduit Ltd.
0.228% due 05/15/2019	EUR	581	695
Structured Adjustable Rate Mortgage Loan Trust
2.586% due 12/25/2034		$342	333
4.956% due 03/25/2036 ^		485	412
Thornburg Mortgage Securities Trust
6.038% due 09/25/2037		876	909
Ulysses European Loan Conduit PLC
0.717% due 07/25/2017	GBP	800	1,220
WaMu Mortgage Pass-Through Certificates
0.440% due 07/25/2045		$1,650	1,541
WaMu Mortgage Pass-Through Certificates Trust
0.490% due 08/25/2045		8,240	7,894
1.183% due 01/25/2046		3,331	3,231
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 03/25/2036		334	323
5.220% due 10/25/2035		136	135

Total Mortgage-Backed Securities (Cost $75,338)			75,540

ASSET-BACKED SECURITIES 1.1%
Babson CLO Ltd.
0.482% due 11/10/2019		226	225
Bear Stearns Asset-Backed Securities Trust
2.270% due 03/25/2035		6,600	6,144
BlackRock Senior Income
0.471% due 04/20/2019		224	222
BNC Mortgage Loan Trust
0.300% due 07/25/2037		750	689
Citigroup Mortgage Loan Trust, Inc.
0.460% due 10/25/2036		1,000	877
Countrywide Asset-Backed Certificates
0.350% due 07/25/2036		437	429
0.405% due 04/25/2036		84	84
FBR Securitization Trust
0.895% due 11/25/2035		848	844
Fremont Home Loan Trust
0.660% due 07/25/2035		100	89
Galaxy CLO Ltd.
0.474% due 04/25/2019		78	78
Hewett’s Island CLO I-R Ltd.
0.633% due 11/12/2019		1,271	1,266
Hillmark Funding Ltd.
0.481% due 05/21/2021		4,558	4,513
HSI Asset Securitization Corp. Trust
0.440% due 02/25/2036		500	388
Magi Funding PLC
0.429% due 04/11/2021	EUR	230	277
Merrill Lynch Mortgage Investors Trust
0.650% due 05/25/2036		$300	269
Mountain View Funding CLO Ltd.
0.491% due 04/15/2019		302	301
MSIM Peconic Bay Ltd.
0.511% due 07/20/2019		49	49

NovaStar Mortgage Funding Trust
0.640% due 01/25/2036		2,002	1,576
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.190% due 12/25/2034		418	419
Saxon Asset Securities Trust
0.950% due 03/25/2035		1,399	1,280
4.034% due 06/25/2033		204	208
SLM Student Loan Trust
0.342% due 12/15/2023	EUR	3,846	4,572
0.352% due 09/15/2021		165	199
Soundview Home Loan Trust
0.640% due 11/25/2035		$5,690	4,682
Structured Asset Securities Corp.
0.830% due 02/25/2035		148	137
Wood Street CLO BV
0.433% due 03/29/2021	EUR	74	89

Total Asset-Backed Securities (Cost $30,126)			29,906

SOVEREIGN ISSUES 9.7%
Autonomous Community of Catalonia
4.950% due 02/11/2020		2,100	2,829
Canada Housing Trust
1.850% due 12/15/2016	CAD	19,800	17,274
Colombian TES
3.000% due 03/25/2033 (b)	COP	7,397,146	2,721
Denmark Government Bond
0.100% due 11/15/2023 (b)	DKK	18,791	3,140
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)	EUR	8,499	10,680
2.100% due 09/15/2021 (b)		40,121	52,534
2.350% due 09/15/2024 (b)		35,204	47,398
2.600% due 09/15/2023 (b)		3,085	4,229
3.100% due 09/15/2026 (b)		425	614
5.500% due 11/01/2022		2,300	3,580
Mexico Government International Bond
4.000% due 11/15/2040 (b)	MXN	4,745	363
4.000% due 11/08/2046 (b)		85,402	6,639
4.500% due 12/04/2025 (b)		44,810	3,590
4.750% due 06/14/2018		59,450	4,026
New South Wales Treasury Corp.
2.500% due 11/20/2035	AUD	11,825	11,658
New Zealand Government Bond
3.000% due 09/20/2030	NZD	13,689	11,805
Province of Ontario
3.450% due 06/02/2045	CAD	4,400	3,920
Republic of Greece Government Bond
4.500% due 07/03/2017	JPY	350,000	2,344
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	400	487
4.700% due 11/01/2016		6,800	8,816
Spain Government International Bond
3.800% due 04/30/2024		18,800	27,233
5.400% due 01/31/2023		20,700	32,782
Xunta de Galicia
5.763% due 04/03/2017		300	403
6.131% due 04/03/2018		200	284

Total Sovereign Issues (Cost $268,211)			259,349

	SHARES
REAL ESTATE INVESTMENT TRUSTS 1.0%
FINANCIALS 1.0%
Equity Residential		349,677	25,121

Total Real Estate Investment Trusts (Cost $19,149)			25,121

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.3%
CERTIFICATES OF DEPOSIT 4.8%
Banco Bilbao Vizcaya Argentaria S.A.
0.981% due 10/23/2015		$35,500	35,467
Banco do Brasil S.A.
1.211% due 06/29/2015		22,900	22,900
China Construction Bank Corp.
1.700% due 04/16/2015		34,600	34,582

Intesa Sanpaolo SpA
1.650% due 04/07/2015		22,800	22,844
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		12,700	12,700

			128,493

COMMERCIAL PAPER 0.2%
Tesco Treasury Services PLC
1.024% due 08/18/2015		4,200	4,126

REPURCHASE AGREEMENTS (d) 0.0%			580

GREECE TREASURY BILLS 1.2%
2.046% due 02/06/2015	EUR	25,700	31,038

MEXICO TREASURY BILLS 5.0%
2.975% due 02/05/2015 - 05/14/2015 (a)	MXN	1,962,000	132,340

SLOVENIA TREASURY BILLS 0.0%
0.923% due 03/12/2015	EUR	200	242

U.S. TREASURY BILLS 0.1%
0.050% due 01/08/2015 - 05/28/2015 (a)(e)(g)(i)		$3,254	3,254

Total Short-Term Instruments (Cost $304,883)			300,073

Total Investments in Securities (Cost $3,872,313)			3,848,829

	SHARES
INVESTMENTS IN AFFILIATES 11.1%
SHORT-TERM INSTRUMENTS 11.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.1%
PIMCO Short-Term Floating NAV Portfolio III		29,801,132	295,389

Total Short-Term Instruments (Cost $295,565)			295,389

Total Investments in Affiliates (Cost $295,565)			295,389

Total Investments 155.7% (Cost $4,167,878)			$4,144,218
Financial Derivative Instruments (f)(h) 1.6% (Cost or Premiums, net $(7,255))			41,478
Other Assets and Liabilities, net (57.3%)			(1,523,318)

Net Assets 100.0%			$2,662,378

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$580	Fannie Mae 2.260% due 10/17/2022	$(594)	$580	$580

Total Repurchase Agreements						$(594)	$580	$580

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.420%	12/22/2014	01/07/2015	$(116,256)	$(116,272)
BSN	0.150%	10/10/2014	01/12/2015	(28,598)	(28,607)
	0.190%	11/14/2014	01/14/2015	(40,256)	(40,266)
IND	0.170%	11/10/2014	01/12/2015	(142,651)	(142,687)
	0.180%	10/23/2014	01/14/2015	(165,526)	(165,584)
	0.180%	11/12/2014	01/12/2015	(93,093)	(93,117)
	0.190%	11/14/2014	01/14/2015	(176,845)	(176,891)
	0.200%	11/17/2014	01/14/2015	(125,716)	(125,748)
	0.210%	11/18/2014	01/13/2015	(22,660)	(22,666)
	0.280%	12/19/2014	01/22/2015	(12,384)	(12,385)
	0.280%	12/19/2014	01/23/2015	(70,839)	(70,847)
	0.280%	12/22/2014	02/02/2015	(101,362)	(101,371)

Total Reverse Repurchase Agreements					$(1,096,441)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.343%	12/09/2014	01/16/2015	$(69,859)	$(69,126)
	0.350%	12/24/2014	01/26/2015	(10,376)	(10,342)
	0.420%	12/30/2014	01/06/2015	(28,340)	(28,331)
	0.430%	12/31/2014	01/07/2015	(53,287)	(53,235)
GSC	0.320%	12/31/2014	01/07/2015	(43,188)	(43,203)
MSC	0.222%	11/19/2014	01/15/2015	(27,193)	(26,922)
	0.360%	12/10/2014	01/09/2015	(1,017)	(1,017)
TDM	0.330%	12/16/2014	01/27/2015	(25,853)	(25,814)

Total Sale-Buyback Transactions					$(257,990)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $1,024,624 at a weighted average interest rate of 0.152%.
(3)	Payable for sale-buyback transactions includes $(207) of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales (4)
Fannie Mae	3.500%	01/01/2045	$89,000	$(92,372)	$(92,738)
Fannie Mae	3.500%	02/01/2045	92,000	(95,365)	(95,613)
U.S. Treasury Notes	2.125%	12/31/2021	21,300	(21,506)	(21,510)

Total Short Sales				$(209,243)	$(209,861)

(4)	Market Value includes $3 of interest payable on short sales.

(e)	Securities with an aggregate market value of $1,355,221 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$126.000	02/20/2015	732	$(434)	$(456)

Total Written Options				$(434)	$(456)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2015	5	$(6)	$0	$(1)
90-Day Eurodollar December Futures	Short	12/2016	213	(16)	0	(8)
90-Day Eurodollar June Futures	Short	06/2016	213	(11)	0	(5)
90-Day Eurodollar March Futures	Short	03/2016	1,369	315	0	(17)
90-Day Eurodollar September Futures	Short	09/2016	213	(13)	0	(8)
E-mini S&P 500 Index March Futures	Long	03/2015	18	(23)	0	(22)
Euro-Bund 10-Year Bond March Futures	Short	03/2015	238	(732)	0	(14)
Mini MSCI Emerging Markets Index March Futures	Long	03/2015	54	22	3	0
U.S. Treasury 10-Year Note March Futures	Long	03/2015	824	18	191	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	134	43	38	0

Total Futures Contracts				$(403)	$232	$(75)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.EM-21 5-Year Index	5.000%	06/20/2019		$9,600	$486	$(426)	$0	$(10)
CDX.HY-23 5-Year Index	5.000%	12/20/2019		36,600	2,325	30	36	0
iTraxx Europe 22 10-Year Index	1.000%	12/20/2024	EUR	1,100	(1)	1	0	(3)

					$2,810	$(395)	$36	$(13)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		$10,600	$144	$(179)	$0	$(11)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		800	(10)	(56)	0	(1)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		15,200	(3,415)	(2,227)	0	(25)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		87,050	(15,046)	(12,503)	0	(137)
Receive	6-Month EUR-EURIBOR	0.550%	01/17/2016	EUR	199,500	(1,408)	(1,165)	0	(7)
Receive	6-Month EUR-EURIBOR	2.000%	01/29/2024		11,100	(1,736)	(1,647)	0	(13)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025		800	(38)	(45)	0	(1)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		30,500	(4,918)	(5,267)	0	(120)
Receive	6-Month GBP-LIBOR	2.750%	03/18/2025	GBP	14,900	(1,881)	(394)	0	(115)
Pay	28-Day MXN-TIIE	5.630%	10/11/2021	MXN	357,600	(153)	(422)	97	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021		182,800	(66)	(66)	50	0
Pay	28-Day MXN-TIIE	5.670%	11/09/2021		19,500	(6)	9	5	0
Pay	28-Day MXN-TIIE	5.750%	12/06/2021		87,400	(3)	40	25	0

						$(28,536)	$(23,922)	$177	$(430)

Total Swap Agreements						$(25,726)	$(24,317)	$213	$(443)

(g)	Securities with an aggregate market value of $18,749 and cash of $2,927 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received			Asset	Liability
BOA	01/2015		$71,026		JPY	8,517,884	$87	$0
	02/2015	EUR	295,614		$	370,254	12,388	0
	02/2015	JPY	8,517,884			71,042	0	(88)
	02/2015	KRW	1,506,657			1,380	6	0
BPS	01/2015	BRL	117,925			45,569	1,225	(19)
	01/2015		$44,396		BRL	117,925	0	(33)
	02/2015	MXN	1,507,295		$	103,149	1,177	0
	06/2015	COP	4,981,809			2,165	90	0
BRC	02/2015	MXN	7,215			530	42	0
	02/2015		$15,587		BRL	40,319	0	(537)
	02/2015		944		MXN	13,014	0	(64)
CBK	01/2015		71,453		INR	4,462,391	0	(1,022)
	01/2015		5,627		JPY	679,516	46	0
	02/2015	JPY	679,516		$	5,629	0	(46)
	02/2015	MXN	55,387			3,917	170	0
	02/2015		$35,076		EUR	28,134	0	(1,017)
	02/2015		217		MXN	2,974	0	(16)
	03/2015	CAD	20,229		$	17,655	266	0
	05/2015	MXN	509,622			34,543	278	0
DUB	01/2015	BRL	42,522			16,497	512	(12)
	01/2015		$16,401		BRL	42,522	0	(405)
	02/2015	MXN	11,418		$	782	10	0
	07/2015	BRL	32,245			11,885	350	0
FBF	01/2015	HUF	4,452,066			18,302	1,295	0
	01/2015	JPY	6,074,900			51,336	619	0
	02/2015	MXN	7,056			489	11	0
GLM	01/2015	JPY	3,122,500			26,443	375	0
	02/2015	EUR	31,097			38,494	848	0
	02/2015	GBP	196			308	2	0
HUS	01/2015	AUD	11,414			9,763	445	0
	01/2015	NZD	13,834			10,793	2	0
	01/2015	ZAR	5,842			517	14	0
	02/2015	MXN	26,926			1,924	102	0
	02/2015		$10,552		BRL	27,124	0	(428)
	03/2015	CAD	4,335		$	3,737	11	0
JPM	01/2015	BRL	125,726			47,333	36	0
	01/2015		$48,854		BRL	125,726	0	(1,557)
	02/2015	MXN	13,958		$	1,019	74	0
	02/2015		$145		MXN	1,981	0	(11)
	07/2015	BRL	125,726		$	46,257	1,278	0
MSB	01/2015		3,858			1,452	1	0
	01/2015		$9,346		AUD	11,414	0	(28)
	01/2015		1,452		BRL	3,858	0	(1)
	01/2015		10,755		NZD	13,834	36	0
	02/2015	AUD	11,414		$	9,326	27	0
	02/2015	BRL	3,858			1,440	0	0
	02/2015	GBP	7,460			11,658	33	0
	02/2015	NZD	13,834			10,725	0	(37)
NGF	01/2015	BRL	1,382			510	0	(10)
	01/2015		$520		BRL	1,382	0	0
RBC	02/2015	MXN	328,255	$		23,210	1,003	0
	02/2015		$18,511		MXN	247,905	0	(1,740)
SCX	02/2015	KRW	9,696,550	$		8,900	57	0
UAG	01/2015		$11,755		PLN	39,474	0	(619)
	02/2015	DKK	18,480	$		3,088	85	0
	02/2015	MYR	70,491			21,400	1,363	0
	02/2015		$831		MXN	12,087	0	(13)
	02/2015		21,672		MYR	70,973	0	(1,499)

Total Forward Foreign Currency Contracts							$24,364	$(9,202)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.045%	03/20/2015	$78,300	$812	$440
GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.426%	03/18/2015	112,400	495	288
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683%	12/11/2017	18,000	2,520	2,255

							3,827	2,983

Total Purchased Options							$3,827	$2,983

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	6,300	$(12)	$(7)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		6,300	(11)	(1)
CBK	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		9,000	(7)	(9)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		9,000	(18)	(9)
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		$200	0	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	4,100	(5)	(5)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		4,100	(11)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.100%	01/21/2015		2,100	(5)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.200%	01/21/2015		5,000	(13)	0
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		6,900	(10)	(8)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		6,900	(19)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		4,300	(4)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		4,300	(9)	(4)

							$(124)	$(47)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	2.680	06/29/2015	$49,259	$(1,167)	$(2,978)
	Call - OTC USD versus BRL		2.680	07/01/2015	11,360	(271)	(693)
GLM	Put - OTC USD versus INR	INR	58.500	03/09/2015	16,500	(27)	(1)
	Call - OTC USD versus INR		64.500	03/09/2015	16,500	(189)	(162)

						$(1,654)	$(3,834)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.287	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$ 4,300	$(38)	$(1)
	Floor - OTC CPURNSA Index	TBD	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	900	(12)	0
DUB	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	2,200	(21)	(15)
JPM	Cap - OTC CPURNSA Index	TBD	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	36,100	(263)	(71)
	Cap - OTC CPURNSA Index	TBD	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	3,200	(22)	(7)

						$(356)	$(94)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.545%	03/20/2015	$78,300	$(1,000)	$(991)
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.926%	03/18/2015	112,400	(511)	(470)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	74,200	(342)	(630)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	74,200	(390)	(43)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	12/11/2017	75,600	(2,520)	(2,429)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	31,200	(135)	(265)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	31,200	(179)	(18)

							$(5,077)	$(4,846)

Total Written Options							$(7,211)	$(8,821)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
CBK	GATX Financial Corp.	(1.070%)	03/20/2016	0.140%	$300	$0	$(4)	$0	$(4)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.681%		$3,800	$(195)	$93	$0	$(102)
	Italy Government International Bond	1.000%	03/20/2019	1.069%		4,400	(76)	65	0	(11)
	Russia Government International Bond	1.000%	03/20/2019	4.827%		100	(8)	(6)	0	(14)
BPS	Italy Government International Bond	1.000%	03/20/2019	1.069%		13,300	(230)	197	0	(33)
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.681%		15,000	(757)	352	0	(405)
	Russia Government International Bond	1.000%	03/20/2019	4.827%		700	(58)	(39)	0	(97)
DUB	Italy Government International Bond	1.000%	03/20/2019	1.069%		8,000	(143)	123	0	(20)
GST	Russia Government International Bond	1.000%	09/20/2019	4.793%		1,500	(83)	(144)	0	(227)
HUS	Italy Government International Bond	1.000%	03/20/2019	1.069%		8,500	(159)	138	0	(21)
	Russia Government International Bond	1.000%	03/20/2019	4.827%		1,400	(117)	(77)	0	(194)
	Spain Government International Bond	1.000%	03/20/2019	0.713%		5,200	(39)	102	63	0
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.681%		8,300	(422)	199	0	(223)
	Russia Government International Bond	1.000%	09/20/2019	4.793%		800	(45)	(76)	0	(121)
MYC	Barclays Bank PLC	1.000%	06/20/2015	0.118%	EUR	12,900	134	(64)	70	0
	Brazil Government International Bond	1.000%	03/20/2019	1.681%		$12,400	(664)	330	0	(334)
	Greece Government International Bond	1.000%	06/20/2015	13.929%	EUR	2,000	(93)	(47)	0	(140)
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		$4,200	(389)	(213)	0	(602)
	Spain Government International Bond	1.000%	03/20/2019	0.713%		12,300	(76)	224	148	0

							$(3,420)	$1,157	$281	$(2,544)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.528%	09/23/2044	GBP	2,700	$6	$217	$223	$0
	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044		6,200	(8)	404	396	0
	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044		100	0	9	9	0
BPS	Pay	1-Month GBP-UKRPI	3.125%	12/15/2024		2,900	0	38	38	0
	Pay	1-Month GBP-UKRPI	3.170%	12/15/2024		18,900	9	388	397	0
	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044		2,400	17	200	217	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	44,300	(24)	(117)	0	(141)
	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	8,200	(23)	(233)	0	(256)
	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/15/2019		9,400	2	(249)	0	(247)
	Pay	3-Month USD-CPURNSA Index	1.560%	11/05/2016		$41,200	0	(686)	0	(686)
BRC	Receive	3-Month USD-CPURNSA Index	2.085%	10/11/2017		33,100	0	(1,129)	0	(1,129)
CBK	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	2,700	(92)	264	172	0
	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/15/2019	EUR	3,300	(4)	(82)	0	(86)
DUB	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	14,200	(10)	(35)	0	(45)
	Pay	1-Year BRL-CDI	12.230%	01/04/2021		56,500	450	(233)	217	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		$3,600	26	(335)	0	(309)
	Receive	3-Month USD-CPURNSA Index	2.560%	05/08/2023		33,100	0	(2,844)	0	(2,844)
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	600	10	(5)	5	0
	Pay	1-Month GBP-UKRPI	3.528%	09/23/2044		2,200	(16)	198	182	0
	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044		2,300	(74)	220	146	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		2,300	2	210	212	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	28,200	(17)	(73)	0	(90)
GLM	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044	GBP	2,900	(1)	60	59	0
	Pay	1-Year BRL-CDI	8.300%	01/02/2017	BRL	12,300	6	(401)	0	(395)
	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	6,200	(8)	(185)	0	(193)
	Pay	3-Month EUR-EXT-CPI Index	0.900%	11/15/2019		48,100	8	(930)	0	(922)
	Receive	3-Month USD-CPURNSA Index	2.415%	02/12/2017		$7,400	0	(375)	0	(375)
	Receive	3-Month USD-CPURNSA Index	2.205%	10/11/2018		27,400	0	(1,145)	0	(1,145)
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	1,900	13	131	144	0
	Pay	1-Year BRL-CDI	7.900%	01/02/2015	BRL	27,100	(97)	(178)	0	(275)
MYC	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	1,100	9	61	70	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	6,700	(3)	(43)	0	(46)
	Pay	28-Day MXN-TIIE	5.670%	11/09/2021	MXN	220,000	(1)	(79)	0	(80)
UAG	Pay	1-Year BRL-CDI	8.260%	01/02/2015	BRL	109,800	131	(837)	0	(706)
	Pay	1-Year BRL-CDI	10.410%	01/02/2015		6,400	4	(3)	1	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		282,900	(391)	(1,548)	0	(1,939)
	Pay	3-Month EUR-EXT-CPI Index	0.910%	11/26/2019	EUR	40,200	0	(798)	0	(798)
	Pay	28-Day MXN-TIIE	5.630%	10/11/2021	MXN	549,500	59	(318)	0	(259)

							$(17)	$(10,461)	$2,488	$(12,966)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/ Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Receive	DWRTFT Index	73,549	1-Month USD-LIBOR plus a specified spread	04/23/2015	$608,717		$10,713	$10,713	$0
	Receive	DWRTFT Index	21,821	1-Month USD-LIBOR plus a specified spread	07/31/2015	180,598		3,171	3,171	0
	Receive	DWRTFT Index	1,962	1-Month USD-LIBOR plus a specified spread	11/20/2015	16,211		313	313	0
BRC	Receive	DWRTFT Index	47,386	1-Month USD-LIBOR plus a specified spread	07/31/2015	392,183		6,882	6,882	0
GST	Receive	DWRTFT Index	96,934	1-Month USD-LIBOR plus a specified spread	04/23/2015	802,259		14,104	14,104	0
	Receive	DWRTFT Index	32,224	1-Month USD-LIBOR plus a specified spread	11/20/2015	266,697		4,684	4,684	0
JPM	Receive	DWRTFT Index	38,148	1-Month USD-LIBOR plus a specified spread	05/29/2015	315,726		5,561	5,561	0

								$45,428	$45,428	$0

Total Swap Agreements							$(3,437)	$36,120	$48,197	$(15,514)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(i)	Securities with an aggregate market value of $18,692 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,619	$0	$1,619
Corporate Bonds & Notes
Banking & Finance	0	101,475	17,951	119,426
Industrials	0	13,268	475	13,743
Utilities	0	3,645	0	3,645
U.S. Government Agencies	0	76,765	0	76,765
U.S. Treasury Obligations	0	2,943,642	0	2,943,642
Mortgage-Backed Securities	0	75,540	0	75,540
Asset-Backed Securities	0	29,906	0	29,906
Sovereign Issues	0	259,349	0	259,349
Real Estate Investment Trusts
Financials	25,121	0	0	25,121
Short-Term Instruments
Certificates of Deposit	0	128,493	0	128,493
Commercial Paper	0	4,126	0	4,126
Repurchase Agreements	0	580	0	580
Greece Treasury Bills	0	31,038	0	31,038
Mexico Treasury Bills	0	132,340	0	132,340
Slovenia Treasury Bills	0	242	0	242
U.S. Treasury Bills	0	3,254	0	3,254
	$25,121	$3,805,282	$18,426	$3,848,829

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$295,389	$0	$0	$295,389

Total Investments	$320,510	$3,805,282	$18,426	$4,144,218

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(188,351)	0	(188,351)
U.S. Treasury Obligations	0	(21,510)	0	(21,510)
	$0	$(209,861)	$0	$(209,861)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	232	213	0	445
Over the counter	0	75,544	0	75,544
	$232	$75,757	$0	$75,989

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(75)	(899)	0	(974)
Over the counter	0	(33,537)	0	(33,537)

	$(75)	$(34,436)	$0	$(34,511)

Totals	$320,667	$3,636,742	$18,426	$3,975,835

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2015 Fund

December 31, 2014 (Unaudited)

	SHARES		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 9.5%
EXCHANGE-TRADED FUNDS 5.7%
iShares MSCI EAFE ETF		13,420	$817
Vanguard FTSE Emerging Markets ETF		33,690	1,348
Vanguard REIT ETF		7,220	585

Total Exchange-Traded Funds (Cost $2,807)			2,750

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.8%
JAPAN TREASURY BILLS 3.5%
(0.044%) due 01/08/2015	JPY	200,000	1,670

U.S. TREASURY BILLS 0.3%
0.045% due 04/16/2015 (c)		$150	150

Total Short-Term Instruments (Cost $1,797)			1,820

Total Investments in Securities (Cost $4,604)			4,570

	SHARES
INVESTMENTS IN AFFILIATES 95.3%
MUTUAL FUNDS (a) 94.2%
PIMCO CommoditiesPLUS® Strategy Fund		146,819	1,128
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund		113,956	1,086
PIMCO Emerging Markets Bond Fund		137,574	1,395
PIMCO EqS Pathfinder Fund®		93,439	864
PIMCO EqS® Emerging Markets Fund		53,097	452
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		358,102	3,857
PIMCO Global Advantage® Strategy Bond Fund		198,503	2,110
PIMCO High Yield Fund		149,332	1,365
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)		239,687	1,817
PIMCO Long Duration Total Return Fund		226,250	2,715
PIMCO Mortgage Opportunities Fund		56,400	625
PIMCO Real Return Asset Fund		324,373	2,715
PIMCO Real Return Fund		680,616	7,432
PIMCO RealEstateRealReturn Strategy Fund		277,147	1,086
PIMCO Small Cap StocksPLUS® AR Strategy Fund		185,851	1,702
PIMCO StocksPLUS® Fund		470,954	4,432
PIMCO Total Return Fund		857,454	9,141
PIMCO TRENDS Managed Futures Strategy Fund		118,428	1,293

Total Mutual Funds (Cost $46,359)			45,215

SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio		1,875	19
PIMCO Short-Term Floating NAV Portfolio III		50,968	505

Total Short-Term Instruments (Cost $525)			524

Total Investments in Affiliates (Cost $46,884)			45,739

Total Investments 104.8% (Cost $51,488)			$50,309
Financial Derivative Instruments (b)(d) (0.1%) (Cost or Premiums, net $219)			(47)
Other Assets and Liabilities, net (4.7%)			(2,265)

Net Assets 100.0%			$47,997

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

As of December 31, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2014 was $787 at a weighted average interest rate of 0.139%.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	96	$25	$15
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	94	20	5

				$45	$20

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	10	$72	$1
Put - CBOE S&P 500 Index	1,800.000	01/17/2015	7	8	1
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	3	19	2

				$99	$4

Total Purchased Options				$144	$24

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude European Style February Futures	$57.000	01/14/2015	5	$(15)	$(3)
Put - NYMEX Crude European Style February Futures	57.000	01/14/2015	5	(16)	(21)
Call - NYMEX Natural Gas Swap February Futures	4,000.000	01/27/2015	10	(32)	(1)
Put - NYMEX Natural Gas Swap February Futures	4,000.000	01/27/2015	10	(32)	(112)

				$(95)	$(137)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	96	$(15)	$(5)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	94	(9)	(1)

				$(24)	$(6)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	10	$(36)	$0
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	3	(8)	(1)

				$(44)	$(1)

Total Written Options				$(163)	$(144)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2015	13	$(1)	$0	$0
Gold 100 oz. February Futures	Short	02/2015	10	7	16	0
Nikkei 225 Index March Futures	Long	03/2015	12	(23)	0	(17)
WTI Crude February Futures	Long	01/2015	17	(97)	0	(15)

Total Futures Contracts				$(114)	$16	$(32)

(c)	Securities with an aggregate market value of $150 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $367 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015		$165	AUD	201	$0	$1
BPS	01/2015	BRL	1,443		$543	1	0
	01/2015		$556	BRL	1,443	0	(13)
CBK	01/2015	JPY	204,400		$1,709	3	0
DUB	01/2015	BRL	1,443		561	18	0
	01/2015		$1,068	BRL	2,887	17	0
FBF	01/2015		442	JPY	52,359	0	(5)
GLM	01/2015	AUD	202		$171	6	0
	01/2015	EUR	688		862	29	0
	01/2015		$55	JPY	6,500	0	0

Total Forward Foreign Currency Contracts						$74	$(19)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,300	$40	$15
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,000	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	2,400	95	38
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	2,900	61	20
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	2,900	124	46

							$320	$119

Total Purchased Options							$320	$119

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC USD versus RUB	RUB	54.600	01/12/2015	$491	$(26)	$(55)
	Put - OTC USD versus RUB		54.600	01/12/2015	491	(26)	(6)

						$(52)	$(61)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	10/16/2015	$1,700	$(28)	$(26)

Total Written Options							$(80)	$(87)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.418%	$100	$(2)	$4	$2	$0

Total Swap Agreements						$(2)	$4	$2	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Exchange-Traded Funds	$2,750	$0	$0	$2,750
Short-Term Instruments
Japan Treasury Bills	0	1,670	0	1,670
U.S. Treasury Bills	0	150	0	150
	$2,750	$1,820	$0	$4,570

Investments in Affiliates, at Value
Mutual Funds	45,215	0	0	45,215
Short-Term Instruments
Central Funds Used for Cash Management Purposes	524	0	0	524

	$45,739	$0	$0	$45,739

Total Investments	$48,489	$1,820	$0	$50,309

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16	24	0	40
Over the counter	0	195	0	195
	$16	$219	$0	$235

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(169)	(7)	0	(176)
Over the counter	0	(106)	0	(106)

	$(169)	$(113)	$0	$(282)

Totals	$48,336	$1,926	$0	$50,262

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2020 Fund

December 31, 2014 (Unaudited)

	SHARES		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 12.9%
EXCHANGE-TRADED FUNDS 8.2%
iShares MSCI EAFE ETF		36,020	$2,191
Vanguard FTSE Emerging Markets ETF		119,380	4,777
Vanguard REIT ETF		24,540	1,988

Total Exchange-Traded Funds (Cost $9,089)			8,956

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.7%
REPURCHASE AGREEMENTS (c) 0.8%			849

JAPAN TREASURY BILLS 3.3%
(0.044%) due 01/08/2015	JPY	430,000	3,590

U.S. TREASURY BILLS 0.6%
0.056% due 04/16/2015 - 05/14/2015 (a)(e)(g)		$701	701

Total Short-Term Instruments (Cost $5,091)			5,140

Total Investments in Securities (Cost $14,180)			14,096

	SHARES
INVESTMENTS IN AFFILIATES 94.6%
MUTUAL FUNDS (b) 91.9%
PIMCO CommoditiesPLUS® Strategy Fund		369,968	2,841
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund		249,213	2,375
PIMCO Emerging Markets Bond Fund		272,102	2,759
PIMCO EqS Pathfinder Fund®		148,315	1,372
PIMCO EqS® Emerging Markets Fund		287,558	2,450
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		825,100	8,886
PIMCO Global Advantage® Strategy Bond Fund		345,804	3,676
PIMCO High Yield Fund		520,952	4,762
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)		685,473	5,196
PIMCO Long Duration Total Return Fund		494,917	5,939
PIMCO Mortgage Opportunities Fund		110,645	1,226
PIMCO Real Return Asset Fund		709,558	5,939
PIMCO Real Return Fund		1,331,413	14,539
PIMCO RealEstateRealReturn Strategy Fund		566,266	2,220
PIMCO Short-Term Fund		186,741	1,821
PIMCO Small Cap StocksPLUS® AR Strategy Fund		656,395	6,013
PIMCO StocksPLUS® Fund		1,049,103	9,872
PIMCO Total Return Fund		1,446,105	15,415
PIMCO TRENDS Managed Futures Strategy Fund		269,635	2,944

Total Mutual Funds (Cost $102,386)			100,245

SHORT-TERM INSTRUMENTS 2.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%
PIMCO Short-Term Floating NAV Portfolio		1,315	13
PIMCO Short-Term Floating NAV Portfolio III		294,761	2,922

Total Short-Term Instruments (Cost $2,947)			2,935

Total Investments in Affiliates (Cost $105,333)			103,180

Total Investments 107.5% (Cost $119,513)			$117,276
Financial Derivative Instruments (d)(f) (0.3%) (Cost or Premiums, net $317)			(337)
Other Assets and Liabilities, net (7.2%)			(7,858)

Net Assets 100.0%			$109,081

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$849	Fannie Mae 2.260% due 10/17/2022	$(867)	$849	$849

Total Repurchase Agreements						$(867)	$849	$849

(1)	Includes accrued interest.

As of December 31, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2014 was $69 at a weighted average interest rate of 0.121%.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	219	$58	$32
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	213	46	12

				$104	$44

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	23	$167	$1
Put - CBOE S&P 500 Index	1,800.000	01/17/2015	18	20	4
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	8	49	6

				$236	$11

Total Purchased Options				$340	$55

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude European Style February Futures	$57.000	01/14/2015	15	$(45)	$(9)
Put - NYMEX Crude European Style February Futures	57.000	01/14/2015	15	(47)	(65)
Call - NYMEX Natural Gas Swap February Futures	4,000.000	01/27/2015	29	(93)	(1)
Put - NYMEX Natural Gas Swap February Futures	4,000.000	01/27/2015	29	(94)	(324)

				$(279)	$(399)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	219	$(33)	$(11)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	213	(21)	(3)

				$(54)	$(14)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	23	$(82)	$0
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	8	(23)	(2)

				$(105)	$(2)

Total Written Options				$(438)	$(415)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2015	52	$(2)	$0	$(2)
Gold 100 oz. February Futures	Short	02/2015	21	16	34	0
Nikkei 225 Index March Futures	Long	03/2015	25	(49)	0	(36)
WTI Crude February Futures	Long	01/2015	37	(212)	0	(31)

Total Futures Contracts				$(247)	$34	$(69)

(e)	Securities with an aggregate market value of $340 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $902 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	JPY	117,484		$980	$0	$(1)
	02/2015		$980	JPY	117,484	1	0
BPS	01/2015	BRL	3,031		$1,141	1	0
	01/2015		$1,167	BRL	3,031	0	(26)
CBK	01/2015	JPY	430,000		$3,594	4	0
DUB	01/2015	BRL	3,031		1,178	38	0
	01/2015		$1,141	BRL	3,031	0	(1)
	07/2015		1,117		3,031	0	(33)
FBF	01/2015		934	JPY	110,484	0	(11)
GLM	01/2015	AUD	303		$257	9	0
	02/2015	EUR	1,888		2,355	69	0
JPM	01/2015		$124	JPY	14,800	0	0
MSB	01/2015	JPY	7,800		$67	2	0
	02/2015		$202	GBP	129	0	(1)

Total Forward Foreign Currency Contracts						$124	$(73)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus USD	$1.000	05/22/2015	EUR	520	$26	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$4,300	$75	$29
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,800	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	4,400	174	70
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	2,100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	5,400	114	36
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	5,500	234	88

							$597	$223

Total Purchased Options							$623	$223

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC USD versus RUB	RUB	54.600	01/12/2015	$1,347	$(71)	$(151)
	Put - OTC USD versus RUB		54.600	01/12/2015	1,347	(71)	(17)

						$(142)	$(168)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	10/16/2015	$3,600	$(60)	$(53)

Total Written Options							$(202)	$(221)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.418%	$300	$(6)	$11	$5	$0

Total Swap Agreements						$(6)	$11	$5	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	Securities with an aggregate market value of $361 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Exchange-Traded Funds	$8,956	$0	$0	$8,956
Short-Term Instruments
Repurchase Agreements	0	849	0	849
Japan Treasury Bills	0	3,590	0	3,590
U.S. Treasury Bills	0	701	0	701
	$8,956	$5,140	$0	$14,096

Investments in Affiliates, at Value
Mutual Funds	100,245	0	0	100,245
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,935	0	0	2,935

	$103,180	$0	$0	$103,180

Total Investments	$112,136	$5,140	$0	$117,276

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	34	55	0	89
Over the counter	0	352	0	352
	$34	$407	$0	$441

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(468)	(16)	0	(484)
Over the counter	0	(294)	0	(294)

	$(468)	$(310)	$0	$(778)

Totals	$111,702	$5,237	$0	$116,939

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2025 Fund

December 31, 2014 (Unaudited)

	SHARES		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 16.1%
EXCHANGE-TRADED FUNDS 11.5%
iShares MSCI EAFE ETF		31,360	$1,908
Vanguard FTSE Emerging Markets ETF		151,110	6,048
Vanguard REIT ETF		25,980	2,104

Total Exchange-Traded Funds (Cost $10,233)			10,060

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.6%
REPURCHASE AGREEMENTS (c) 0.5%			443

JAPAN TREASURY BILLS 3.3%
(0.044%) due 01/08/2015	JPY	350,000	2,922

U.S. TREASURY BILLS 0.8%
0.056% due 04/16/2015 - 05/14/2015 (a)(e)(g)		$721	721

Total Short-Term Instruments (Cost $4,046)			4,086

Total Investments in Securities (Cost $14,279)			14,146

	SHARES
INVESTMENTS IN AFFILIATES 92.1%
MUTUAL FUNDS (b) 88.1%
PIMCO CommoditiesPLUS® Strategy Fund		300,318	2,306
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund		200,210	1,908
PIMCO Emerging Markets Bond Fund		217,841	2,209
PIMCO EqS Pathfinder Fund®		140,357	1,298
PIMCO EqS® Emerging Markets Fund		251,382	2,142
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		640,001	6,893
PIMCO Global Advantage® Strategy Bond Fund		263,923	2,806
PIMCO High Yield Fund		674,118	6,161
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)		803,477	6,090
PIMCO Long Duration Total Return Fund		477,083	5,725
PIMCO Mortgage Opportunities Fund		87,641	971
PIMCO Real Return Asset Fund		570,012	4,771
PIMCO Real Return Fund		447,359	4,885
PIMCO RealEstateRealReturn Strategy Fund		1,024,027	4,014
PIMCO Small Cap StocksPLUS® AR Strategy Fund		525,545	4,814
PIMCO StocksPLUS® Fund		1,103,170	10,381
PIMCO Total Return Fund		687,602	7,330
PIMCO TRENDS Managed Futures Strategy Fund		243,776	2,662

Total Mutual Funds (Cost $78,331)			77,366

SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short-Term Floating NAV Portfolio		1,242	13
PIMCO Short-Term Floating NAV Portfolio III		354,451	3,513

Total Short-Term Instruments (Cost $3,545)			3,526

Total Investments in Affiliates (Cost $81,876)			80,892

Total Investments 108.2% (Cost $96,155)			$95,038
Financial Derivative Instruments (d)(f) (0.5%) (Cost or Premiums, net $146)			(431)
Other Assets and Liabilities, net (7.7%)			(6,793)

Net Assets 100.0%			$87,814

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$443	Fannie Mae 2.260% due 10/17/2022	$(453)	$443	$443

Total Repurchase Agreements						$(453)	$443	$443

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	210	$56	$32
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	205	44	11

				$100	$43

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	23	$167	$1
Put - CBOE S&P 500 Index	1,800.000	01/17/2015	19	21	4
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	7	43	5

				$231	$10

Total Purchased Options				$331	$53

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude European Style February Futures	$57.000	01/14/2015	15	$(45)	$(9)
Put - NYMEX Crude European Style February Futures	57.000	01/14/2015	15	(47)	(65)
Call - NYMEX Natural Gas Swap February Futures	4,000.000	01/27/2015	30	(96)	(1)
Put - NYMEX Natural Gas Swap February Futures	4,000.000	01/27/2015	30	(97)	(335)

				$(285)	$(410)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	210	$(32)	$(11)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	205	(20)	(2)

				$(52)	$(13)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	23	$(82)	$0
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	7	(20)	(2)
				$(102)	$(2)

Total Written Options				$(439)	$(425)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2015	43	$3	$0	$(3)
Gold 100 oz. February Futures	Short	02/2015	17	13	28	0
Nikkei 225 Index March Futures	Long	03/2015	24	(47)	0	(35)
WTI Crude February Futures	Long	01/2015	30	(172)	0	(25)

Total Futures Contracts				$(203)	$28	$(63)

(e)	Securities with an aggregate market value of $350 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $872 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	JPY	135,036		$1,126	$0	$(1)
	02/2015		$1,126	JPY	135,036	1	0
BPS	01/2015	BRL	2,062		$776	1	0
	01/2015		$794	BRL	2,062	0	(18)
CBK	01/2015	JPY	350,000		$2,926	4	0
DUB	01/2015	BRL	2,062		801	26	0
	01/2015		$776	BRL	2,062	0	(1)
	07/2015		760		2,062	0	(22)
FBF	01/2015		1,032	JPY	122,136	0	(13)
GLM	01/2015	AUD	200		$169	6	0
	02/2015	EUR	1,008		1,257	37	0
JPM	01/2015		$107	JPY	12,900	1	0

Total Forward Foreign Currency Contracts						$76	$(55)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$3,300	$57	$22
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,400	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	3,300	131	52
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,600	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	4,100	87	28
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	4,200	179	67

							$454	$169

Total Purchased Options							$454	$169

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC USD versus RUB	RUB	54.600	01/12/2015	$1,395	$(73)	$(157)
	Put - OTC USD versus RUB		54.600	01/12/2015	1,395	(74)	(17)

						$(147)	$(174)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	10/16/2015	$2,900	$(49)	$(43)

Total Written Options							$(196)	$(217)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.418%	$200	$(4)	$7	$3	$0

Total Swap Agreements						$(4)	$7	$3	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	Securities with an aggregate market value of $371 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Exchange-Traded Funds	$10,060	$0	$0	$10,060
Short-Term Instruments
Repurchase Agreements	0	443	0	443
Japan Treasury Bills	0	2,922	0	2,922
U.S. Treasury Bills	0	721	0	721
	$10,060	$4,086	$0	$14,146

Investments in Affiliates, at Value
Mutual Funds	77,366	0	0	77,366
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,526	0	0	3,526

	$80,892	$0	$0	$80,892

Total Investments	$90,952	$4,086	$0	$95,038

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	28	53	0	81
Over the counter	0	248	0	248
	$28	$301	$0	$329

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(473)	(15)	0	(488)
Over the counter	0	(272)	0	(272)

	$(473)	$(287)	$0	$(760)

Totals	$90,507	$4,100	$0	$94,607

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2030 Fund

December 31, 2014 (Unaudited)

	SHARES		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 19.7%
EXCHANGE-TRADED FUNDS 15.4%
iShares MSCI EAFE ETF		54,370	$3,308
Vanguard FTSE Emerging Markets ETF		326,820	13,080
Vanguard REIT ETF		40,410	3,273

Total Exchange-Traded Funds (Cost $20,060)			19,661

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.3%
REPURCHASE AGREEMENTS (c) 0.1%			152

JAPAN TREASURY BILLS 3.1%
(0.044%) due 01/08/2015	JPY	480,000	4,007

U.S. TREASURY BILLS 1.1%
0.051% due 04/16/2015 - 05/21/2015 (a)(e)(f)(h)		$1,337	1,337

Total Short-Term Instruments (Cost $5,441)			5,496

Total Investments in Securities (Cost $25,501)			25,157

	SHARES
INVESTMENTS IN AFFILIATES 85.8%
MUTUAL FUNDS (b) 83.7%
PIMCO CommoditiesPLUS® Strategy Fund		425,781	3,270
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund		280,797	2,676
PIMCO Emerging Markets Bond Fund		673,174	6,826
PIMCO EqS Pathfinder Fund®		303,985	2,812
PIMCO EqS® Emerging Markets Fund		337,899	2,879
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		660,918	7,118
PIMCO Global Advantage® Strategy Bond Fund		284,374	3,023
PIMCO High Yield Fund		971,086	8,876
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)		1,304,845	9,891
PIMCO Long Duration Total Return Fund		557,500	6,690
PIMCO Long-Term U.S. Government Fund		208,438	2,322
PIMCO Mortgage Opportunities Fund		128,717	1,426
PIMCO Real Return Asset Fund		991,159	8,296
PIMCO RealEstateRealReturn Strategy Fund		2,113,424	8,284
PIMCO Small Cap StocksPLUS® AR Strategy Fund		855,700	7,838
PIMCO StocksPLUS® Fund		1,700,154	15,998
PIMCO Total Return Fund		394,952	4,210
PIMCO TRENDS Managed Futures Strategy Fund		407,952	4,455

Total Mutual Funds (Cost $106,880)			106,890

SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio		1,480	15
PIMCO Short-Term Floating NAV Portfolio III		274,208	2,718

Total Short-Term Instruments (Cost $2,733)			2,733

Total Investments in Affiliates (Cost $109,613)			109,623

Total Investments 105.5% (Cost $135,114)			$134,780
Financial Derivative Instruments (d)(g) (0.6%) (Cost or Premiums, net $144)			(821)

Other Assets and Liabilities, net (4.9%)			(6,263)

Net Assets 100.0%			$127,696

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$152	Fannie Mae 2.260% due 10/17/2022	$(156)	$152	$152

Total Repurchase Agreements						$(156)	$152	$152

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	369	$98	$55
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	359	77	20

				$175	$75

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	43	$312	$2
Put - CBOE S&P 500 Index	1,800.000	01/17/2015	32	36	6
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	13	80	10

				$428	$18

Total Purchased Options				$603	$93

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude European Style February Futures	$57.000	01/14/2015	27	$(81)	$(16)
Put - NYMEX Crude European Style February Futures	57.000	01/14/2015	27	(84)	(117)
Call - NYMEX Natural Gas Swap February Futures	4,000.000	01/27/2015	52	(167)	(2)
Put - NYMEX Natural Gas Swap February Futures	4,000.000	01/27/2015	52	(168)	(580)

				$(500)	$(715)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	369	$(56)	$(19)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	359	(35)	(5)

				$(91)	$(24)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	43	$(153)	$(1)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	13	(38)	(3)

				$(191)	$(4)

Total Written Options				$(782)	$(743)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2015	58	$(2)	$0	$(2)
Gold 100 oz. February Futures	Short	02/2015	24	18	39	0
Nikkei 225 Index March Futures	Long	03/2015	43	(84)	0	(62)
U.S. Treasury 10-Year Note March Futures	Short	03/2015	45	(43)	0	(10)
WTI Crude February Futures	Long	01/2015	42	(240)	0	(35)

Total Futures Contracts				$(351)	$39	$(109)

(e)	Securities with an aggregate market value of $600 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(f)	Securities with an aggregate market value of $355 and cash of $1,105 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	JPY	242,936		$2,026	$0	$(2)
	02/2015		$2,026	JPY	242,936	2	0
BPS	01/2015	BRL	3,093		$1,165	1	0
	01/2015		$1,191	BRL	3,093	0	(27)
CBK	01/2015	JPY	480,200		$4,014	5	0
DUB	01/2015	BRL	3,093		1,202	39	0
	01/2015		$1,165	BRL	3,093	0	(1)
	07/2015		1,140		3,093	0	(33)
FBF	01/2015		2,164	JPY	256,136	0	(26)
GLM	01/2015	AUD	299		$253	9	0
	01/2015	JPY	13,200		113	2	0
	02/2015	EUR	1,462		1,824	54	0
MSB	02/2015		$202	GBP	129	0	(1)
UAG	02/2015		144	JPY	17,300	0	0

Total Forward Foreign Currency Contracts						$112	$(90)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus USD	$ 1.000	05/22/2015	EUR	460	$23	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$4,600	$80	$31
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,900	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	4,700	186	75
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	2,200	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	5,600	118	38
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	5,800	247	92

							$631	$236

Total Purchased Options							$654	$236

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC USD versus RUB	RUB	54.600	01/12/2015	$2,430	$(128)	$(273)
	Put - OTC USD versus RUB		54.600	01/12/2015	2,430	(129)	(30)

						$(257)	$(303)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	10/16/2015	$4,100	$(68)	$(61)

Total Written Options							$(325)	$(364)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.418%	$300	$(6)	$11	$5	$0

Total Swap Agreements						$(6)	$11	$5	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(h)	Securities with an aggregate market value of $382 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Exchange-Traded Funds	$19,661	$0	$0	$19,661
Short-Term Instruments
Repurchase Agreements	0	152	0	152
Japan Treasury Bills	0	4,007	0	4,007
U.S. Treasury Bills	0	1,337	0	1,337
	$19,661	$5,496	$0	$25,157

Investments in Affiliates, at Value
Mutual Funds	106,890	0	0	106,890
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,733	0	0	2,733

	$109,623	$0	$0	$109,623

Total Investments	$129,284	$5,496	$0	$134,780

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	39	93	0	132
Over the counter	0	353	0	353
	$39	$446	$0	$485

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(824)	(28)	0	(852)
Over the counter	0	(454)	0	(454)

	$(824)	$(482)	$0	$(1,306)

Totals	$128,499	$5,460	$0	$133,959

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2035 Fund

December 31, 2014 (Unaudited)

	SHARES		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 22.4%
EXCHANGE-TRADED FUNDS 18.2%
iShares MSCI EAFE ETF		42,690	$2,597
Vanguard FTSE Emerging Markets ETF		270,300	10,817
Vanguard REIT ETF		31,750	2,572

Total Exchange-Traded Funds (Cost $16,309)			15,986

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.2%
JAPAN TREASURY BILLS 3.3%
(0.044%) due 01/08/2015	JPY	350,000	2,922

U.S. TREASURY BILLS 0.9%
0.053% due 04/16/2015 - 05/21/2015 (a)(d)(f)		$821	821

Total Short-Term Instruments (Cost $3,703)			3,743

Total Investments in Securities (Cost $20,012)			19,729

	SHARES
INVESTMENTS IN AFFILIATES 81.6%
MUTUAL FUNDS (b) 78.2%
PIMCO CommoditiesPLUS® Strategy Fund		300,031	2,304
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund		195,593	1,864
PIMCO Emerging Markets Bond Fund		432,932	4,390
PIMCO EqS Pathfinder Fund®		228,296	2,112
PIMCO EqS® Emerging Markets Fund		255,926	2,181
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		273,755	2,948
PIMCO Global Advantage® Strategy Bond Fund		78,919	839
PIMCO High Yield Fund		391,933	3,582
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)		1,199,598	9,093
PIMCO Long Duration Total Return Fund		310,750	3,729
PIMCO Long-Term U.S. Government Fund		183,429	2,044
PIMCO Mortgage Opportunities Fund		83,771	928
PIMCO Real Return Asset Fund		322,939	2,703
PIMCO RealEstateRealReturn Strategy Fund		1,529,316	5,995
PIMCO Small Cap StocksPLUS® AR Strategy Fund		843,132	7,723
PIMCO StocksPLUS® Fund		1,402,979	13,202
PIMCO TRENDS Managed Futures Strategy Fund		291,150	3,179

Total Mutual Funds (Cost $68,838)			68,816

EXCHANGE-TRADED FUNDS 0.4%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund		5,005	336

Total Exchange-Traded Funds (Cost $349)			336

SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short-Term Floating NAV Portfolio		1,954	20
PIMCO Short-Term Floating NAV Portfolio III		262,942	2,606

Total Short-Term Instruments (Cost $2,635)			2,626

Total Investments in Affiliates (Cost $71,822)			71,778

Total Investments 104.0% (Cost $91,834)			$91,507
Financial Derivative Instruments (c)(e) (0.8%) (Cost or Premiums, net $(33))			(739)
Other Assets and Liabilities, net (3.2%)			(2,821)

Net Assets 100.0%			$87,947

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Institutional Class Shares of each Fund.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	272	$72	$40
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	265	57	15

				$129	$55

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	33	$239	$2
Put - CBOE S&P 500 Index	1,800.000	01/17/2015	28	31	5
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	9	56	7

				$326	$14

Total Purchased Options				$455	$69

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude European Style February Futures	$57.000	01/14/2015	22	$(66)	$(13)
Put - NYMEX Crude European Style February Futures	57.000	01/14/2015	22	(68)	(95)
Call - NYMEX Natural Gas Swap February Futures	4,000.000	01/27/2015	44	(141)	(2)
Put - NYMEX Natural Gas Swap February Futures	4,000.000	01/27/2015	44	(143)	(491)

				$(418)	$(601)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	272	$(41)	$(14)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	265	(26)	(3)

				$(67)	$(17)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	33	$(118)	$(1)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	9	(26)	(2)

				$(144)	$(3)

Total Written Options				$(629)	$(621)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2015	41	$(1)	$0	$(1)
Gold 100 oz. February Futures	Short	02/2015	16	12	26	0
Nikkei 225 Index March Futures	Long	03/2015	31	(61)	0	(45)
U.S. Treasury 10-Year Note March Futures	Short	03/2015	48	(45)	0	(10)
WTI Crude February Futures	Long	01/2015	30	(172)	0	(26)

Total Futures Contracts				$(267)	$26	$(82)

(d)	Securities with an aggregate market value of $500 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $1,182 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	JPY	183,768		$1,532	$0	$(2)
	02/2015		$1,533	JPY	183,768	2	0
BPS	01/2015	BRL	1,959		$738	1	0
	01/2015		$754	BRL	1,959	0	(17)
CBK	01/2015	JPY	350,000		$2,926	4	0
DUB	01/2015	BRL	1,959		761	24	0
	01/2015		$738	BRL	1,959	0	(1)
	07/2015		722		1,959	0	(21)
FBF	01/2015		1,634	JPY	193,368	0	(19)
GLM	01/2015	AUD	201		$170	6	0
	01/2015	JPY	9,600		82	2	0
	02/2015	EUR	900		1,123	33	0
UAG	02/2015		$102	JPY	12,300	0	0

Total Forward Foreign Currency Contracts						$72	$(60)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,900	$50	$20
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,300	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	3,100	123	49
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,400	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	3,700	78	25
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	3,700	158	59

							$409	$153

Total Purchased Options							$409	$153

Written Options:

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC USD versus RUB	RUB	54.600	01/12/2015	$2,048	$(108)	$(230)
	Put - OTC USD versus RUB		54.600	01/12/2015	2,048	(108)	(26)

						$(216)	$(256)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	10/16/2015	$2,900	$(48)	$(43)

Total Written Options							$(264)	$(299)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.418%	$200	$(4)	$7	$3	$0

Total Swap Agreements						$(4)	$7	$3	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(f)	Securities with an aggregate market value of $321 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Exchange-Traded Funds	$15,986	$0	$0	$15,986
Short-Term Instruments
Japan Treasury Bills	0	2,922	0	2,922
U.S. Treasury Bills	0	821	0	821
	$15,986	$3,743	$0	$19,729

Investments in Affiliates, at Value
Mutual Funds	68,816	0	0	68,816
Exchange-Traded Funds	336	0	0	336
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,626	0	0	2,626

	$71,778	$0	$0	$71,778

Total Investments	$87,764	$3,743	$0	$91,507

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	26	69	0	95
Over the counter	0	228	0	228
	$26	$297	$0	$323

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(683)	(20)	0	(703)
Over the counter	0	(359)	0	(359)

	$(683)	$(379)	$0	$(1,062)

Totals	$87,107	$3,661	$0	$90,768

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2040 Fund

December 31, 2014 (Unaudited)

	SHARES		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 21.6%
EXCHANGE-TRADED FUNDS 18.5%
iShares MSCI EAFE ETF		48,100	$2,926
Vanguard FTSE Emerging Markets ETF		338,650	13,553
Vanguard REIT ETF		46,180	3,741

Total Exchange-Traded Funds (Cost $20,420)			20,220

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.1%
REPURCHASE AGREEMENTS (c) 0.3%			304

JAPAN TREASURY BILLS 1.8%
(0.044%) due 01/08/2015	JPY	240,000	2,004

U.S. TREASURY BILLS 1.0%
0.053% due 04/16/2015 - 05/14/2015 (a)(e)(g)		$1,072	1,072

Total Short-Term Instruments (Cost $3,352)			3,380

Total Investments in Securities (Cost $23,772)			23,600

	SHARES
INVESTMENTS IN AFFILIATES 76.4%
MUTUAL FUNDS (b) 72.2%
PIMCO CommoditiesPLUS® Strategy Fund		352,959	2,711
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund		237,566	2,264
PIMCO Emerging Markets Bond Fund		279,278	2,832
PIMCO EqS Pathfinder Fund®		310,945	2,876
PIMCO EqS® Emerging Markets Fund		316,705	2,698
PIMCO High Yield Fund		379,854	3,472
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)		1,477,054	11,196
PIMCO Long Duration Total Return Fund		254,667	3,056
PIMCO Long-Term U.S. Government Fund		304,605	3,393
PIMCO Mortgage Opportunities Fund		110,145	1,220
PIMCO RealEstateRealReturn Strategy Fund		2,269,117	8,895
PIMCO Small Cap StocksPLUS® AR Strategy Fund		1,307,385	11,976
PIMCO StocksPLUS® Fund		1,875,559	17,649
PIMCO TRENDS Managed Futures Strategy Fund		418,293	4,568

Total Mutual Funds (Cost $77,405)			78,806

EXCHANGE-TRADED FUNDS 0.5%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund		8,095	544

Total Exchange-Traded Funds (Cost $564)			544

SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio		1,976	20
PIMCO Short-Term Floating NAV Portfolio III		404,020	4,004

Total Short-Term Instruments (Cost $4,040)			4,024

Total Investments in Affiliates (Cost $82,009)			83,374

Total Investments 98.0% (Cost $105,781)			$106,974
Financial Derivative Instruments (d)(f) (0.9%) (Cost or Premiums, net $25)			(981)
Other Assets and Liabilities, net 2.9%			3,203

Net Assets 100.0%			$109,196

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$304	Fannie Mae 2.260% due 10/17/2022	$(312)	$304	$304

Total Repurchase Agreements						$(312)	$304	$304

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	412	$109	$61
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	402	87	22

				$196	$83

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	51	$369	$3
Put - CBOE S&P 500 Index	1,800.000	01/17/2015	36	40	7
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	14	87	10

				$496	$20

Total Purchased Options				$692	$103

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude European Style February Futures	$57.000	01/14/2015	30	$(90)	$(18)
Put - NYMEX Crude European Style February Futures	57.000	01/14/2015	30	(93)	(130)
Call - NYMEX Natural Gas Swap February Futures	4,000.000	01/27/2015	59	(189)	(3)
Put - NYMEX Natural Gas Swap February Futures	4,000.000	01/27/2015	59	(191)	(658)

				$(563)	$(809)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	412	$(62)	$(21)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	402	(39)	(5)

				$(101)	$(26)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	51	$(182)	$(1)
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	14	(41)	(3)

				$(223)	$(4)

Total Written Options				$(887)	$(839)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2015	49	$(2)	$0	$(1)
Gold 100 oz. February Futures	Short	02/2015	20	15	33	0
Nikkei 225 Index March Futures	Long	03/2015	46	(90)	0	(66)
U.S. Treasury 10-Year Note March Futures	Short	03/2015	72	(68)	0	(16)
WTI Crude February Futures	Long	01/2015	36	(206)	0	(31)

Total Futures Contracts				$(351)	$33	$(114)

(e)	Securities with an aggregate market value of $640 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $1,556 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	JPY	267,963		$2,234	$0	$(3)
	02/2015		$2,235	JPY	267,963	3	0
BPS	01/2015	BRL	3,073		$1,157	1	0
	01/2015		$1,183	BRL	3,073	0	(27)
CBK	01/2015	JPY	240,000		$2,006	2	0
DUB	01/2015	BRL	3,073		1,194	38	0
	01/2015		$1,157	BRL	3,073	0	(1)
	07/2015		1,133		3,073	0	(33)
FBF	01/2015		2,242	JPY	265,363	0	(27)
GLM	01/2015	AUD	200		$169	6	0
	02/2015	EUR	1,469		1,832	54	0
HUS	01/2015	JPY	14,500		123	2	0
JPM	01/2015		$141	JPY	17,100	2	0
	02/2015		118		14,200	1	0
MSB	02/2015		202	GBP	129	0	(1)

Total Forward Foreign Currency Contracts						$109	$(92)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus USD	$1.000	05/22/2015	EUR	310	$15	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$4,100	$71	$27
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,700	1	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	4,200	166	67
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,900	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	4,900	103	33
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	5,000	213	80

							$554	$207

Total Purchased Options							$569	$207

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC USD versus RUB	RUB	54.600	01/12/2015	$2,728	$(144)	$(306)
	Put - OTC USD versus RUB		54.600	01/12/2015	2,728	(144)	(34)

						$(288)	$(340)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	10/16/2015	$3,400	$(57)	$(51)

Total Written Options							$(345)	$(391)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.418%	$200	$(4)	$7	$3	$0

Total Swap Agreements						$(4)	$7	$3	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	Securities with an aggregate market value of $432 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Exchange-Traded Funds	$20,220	$0	$0	$20,220
Short-Term Instruments
Repurchase Agreements	0	304	0	304
Japan Treasury Bills	0	2,004	0	2,004
U.S. Treasury Bills	0	1,072	0	1,072
	$20,220	$3,380	$0	$23,600

Investments in Affiliates, at Value
Mutual Funds	78,806	0	0	78,806
Exchange-Traded Funds	544	0	0	544
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,024	0	0	4,024

	$83,374	$0	$0	$83,374

Total Investments	$103,594	$3,380	$0	$106,974

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	33	103	0	136
Over the counter	0	319	0	319
	$33	$422	$0	$455

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(923)	(30)	0	(953)
Over the counter	0	(483)	0	(483)

	$(923)	$(513)	$0	$(1,436)

Totals	$102,704	$3,289	$0	$105,993

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2045 Fund

December 31, 2014 (Unaudited)

	SHARES		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 25.7%
EXCHANGE-TRADED FUNDS 21.1%
iShares MSCI EAFE ETF		34,350	$2,090
Vanguard FTSE Emerging Markets ETF		215,840	8,638
Vanguard REIT ETF		23,090	1,870

Total Exchange-Traded Funds (Cost $12,838)			12,598

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.6%
JAPAN TREASURY BILLS 3.2%
(0.044%) due 01/08/2015	JPY	230,000	1,920

U.S. TREASURY BILLS 1.4%
0.056% due 04/16/2015 - 05/14/2015 (a)(d)(f)		$831	831

Total Short-Term Instruments (Cost $2,725)			2,751

Total Investments in Securities (Cost $15,563)			15,349

	SHARES
INVESTMENTS IN AFFILIATES 74.1%
MUTUAL FUNDS (b) 72.0%
PIMCO CommoditiesPLUS® Strategy Fund		194,374	1,493
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund		130,325	1,242
PIMCO Emerging Markets Bond Fund		137,997	1,399
PIMCO EqS Pathfinder Fund®		196,270	1,815
PIMCO EqS® Emerging Markets Fund		186,733	1,591
PIMCO High Yield Fund		61,908	566
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)		953,257	7,226
PIMCO Long Duration Total Return Fund		108,667	1,304
PIMCO Long-Term U.S. Government Fund		163,392	1,820
PIMCO Mortgage Opportunities Fund		54,305	602
PIMCO RealEstateRealReturn Strategy Fund		1,312,887	5,147
PIMCO Small Cap StocksPLUS® AR Strategy Fund		687,213	6,295
PIMCO StocksPLUS® Fund		1,075,062	10,116
PIMCO TRENDS Managed Futures Strategy Fund		218,891	2,390

Total Mutual Funds (Cost $43,096)			43,006

EXCHANGE-TRADED FUNDS 0.4%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund		3,240	218

Total Exchange-Traded Funds (Cost $231)			218

SHORT-TERM INSTRUMENTS 1.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%
PIMCO Short-Term Floating NAV Portfolio		1,980	20
PIMCO Short-Term Floating NAV Portfolio III		101,524	1,006

Total Short-Term Instruments (Cost $1,032)			1,026

Total Investments in Affiliates (Cost $44,359)			44,250

Total Investments 99.8% (Cost $59,922)			$59,599
Financial Derivative Instruments (c)(e) (1.0%) (Cost or Premiums, net $(125))			(638)
Other Assets and Liabilities, net 1.2%			773

Net Assets 100.0%			$59,734

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Institutional Class Shares of each Fund.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	202	$54	$30
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	197	42	11

				$96	$41

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	25	$181	$1
Put - CBOE S&P 500 Index	1,800.000	01/17/2015	22	25	5
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	7	43	5

				$249	$11

Total Purchased Options				$345	$52

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude European Style February Futures	$57.000	01/14/2015	18	$(54)	$(11)
Put - NYMEX Crude European Style February Futures	57.000	01/14/2015	18	(56)	(78)
Call - NYMEX Natural Gas Swap February Futures	4,000.000	01/27/2015	35	(112)	(2)
Put - NYMEX Natural Gas Swap February Futures	4,000.000	01/27/2015	35	(113)	(390)

				$(335)	$(481)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	202	$(31)	$(10)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	197	(19)	(3)

				$(50)	$(13)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	25	$(90)	$0
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	7	(20)	(2)

				$(110)	$(2)

Total Written Options				$(495)	$(496)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2015	27	$(1)	$0	$(1)
Gold 100 oz. February Futures	Short	02/2015	11	8	18	0
Nikkei 225 Index March Futures	Long	03/2015	20	(39)	0	(29)
U.S. Treasury 10-Year Note March Futures	Short	03/2015	35	(33)	0	(7)
WTI Crude February Futures	Long	01/2015	20	(114)	0	(17)

Total Futures Contracts				$(179)	$18	$(54)

(d)	Securities with an aggregate market value of $400 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $908 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	JPY	133,355		$1,112	$0	$(1)
	02/2015		$1,112	JPY	133,355	1	0
BPS	01/2015	BRL	1,217		$458	1	0
	01/2015		$468	BRL	1,217	0	(11)
CBK	01/2015	JPY	230,000		$1,923	2	0
DUB	01/2015	BRL	1,217		473	15	0
	01/2015		$458	BRL	1,217	0	(1)
	07/2015		448		1,217	0	(13)
FBF	01/2015		1,179	JPY	139,555	0	(14)
GLM	01/2015	AUD	99		$84	3	0
	01/2015	JPY	6,200		53	1	0
SOG	02/2015	EUR	22		27	1	0
UAG	02/2015		$67	JPY	8,000	0	0

Total Forward Foreign Currency Contracts						$24	$(40)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$1,700	$30	$11
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	700	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	1,700	67	27
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	800	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	2,000	42	14
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	2,100	90	33

Total Purchased Options							$229	$85

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC USD versus RUB	RUB	54.600	01/12/2015	$1,613	$(85)	$(181)
	Put - OTC USD versus RUB		54.600	01/12/2015	1,613	(85)	(20)

						$(170)	$(201)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	10/16/2015	$1,900	$(32)	$(28)

Total Written Options							$(202)	$(229)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.418%	$100	$(2)	$4	$2	$0

Total Swap Agreements						$(2)	$4	$2	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(f)	Securities with an aggregate market value of $181 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Exchange-Traded Funds	$12,598	$0	$0	$12,598
Short-Term Instruments
Japan Treasury Bills	0	1,920	0	1,920
U.S. Treasury Bills	0	831	0	831
	$12,598	$2,751	$0	$15,349

Investments in Affiliates, at Value
Mutual Funds	43,006	0	0	43,006
Exchange-Traded Funds	218	0	0	218
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,026	0	0	1,026

	$44,250	$0	$0	$44,250

Total Investments	$56,848	$2,751	$0	$59,599

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	18	52	0	70
Over the counter	0	111	0	111
	$18	$163	$0	$181

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(535)	(15)	0	(550)
Over the counter	0	(269)	0	(269)

	$(535)	$(284)	$0	$(819)

Totals	$56,331	$2,630	$0	$58,961

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2050 Fund

December 31, 2014 (Unaudited)

	SHARES		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 25.7%
EXCHANGE-TRADED FUNDS 21.3%
iShares MSCI EAFE ETF		54,160	$3,295
Vanguard FTSE Emerging Markets ETF		315,810	12,639
Vanguard REIT ETF		41,850	3,390

Total Exchange-Traded Funds (Cost $19,572)			19,324

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.4%
REPURCHASE AGREEMENTS (c) 0.5%			415

JAPAN TREASURY BILLS 2.9%
(0.044%) due 01/08/2015	JPY	320,000	2,672

U.S. TREASURY BILLS 1.0%
0.054% due 04/16/2015 - 05/21/2015 (a)(e)(g)		$931	931

Total Short-Term Instruments (Cost $3,981)			4,018

Total Investments in Securities (Cost $23,553)			23,342

	SHARES
INVESTMENTS IN AFFILIATES 73.3%
MUTUAL FUNDS (b) 69.1%
PIMCO CommoditiesPLUS® Strategy Fund		297,823	2,287
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund		193,599	1,845
PIMCO Emerging Markets Bond Fund		190,125	1,928
PIMCO EqS Pathfinder Fund®		295,748	2,736
PIMCO EqS® Emerging Markets Fund		254,766	2,170
PIMCO High Yield Fund		84,222	770
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)		1,333,063	10,105
PIMCO Long Duration Total Return Fund		107,583	1,291
PIMCO Long-Term U.S. Government Fund		218,770	2,437
PIMCO Mortgage Opportunities Fund		75,073	832
PIMCO RealEstateRealReturn Strategy Fund		1,589,863	6,232
PIMCO Small Cap StocksPLUS® AR Strategy Fund		1,042,116	9,546
PIMCO StocksPLUS® Fund		1,767,943	16,636
PIMCO TRENDS Managed Futures Strategy Fund		344,930	3,767

Total Mutual Funds (Cost $62,794)			62,582

EXCHANGE-TRADED FUNDS 0.4%
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund		4,720	317

Total Exchange-Traded Funds (Cost $330)			317

SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short-Term Floating NAV Portfolio		1,795	18
PIMCO Short-Term Floating NAV Portfolio III		343,689	3,406

Total Short-Term Instruments (Cost $3,440)			3,424

Total Investments in Affiliates (Cost $66,564)			66,323

Total Investments 99.0% (Cost $90,117)			$89,665
Financial Derivative Instruments (d)(f) (1.0%) (Cost or Premiums, net $(104))			(893)
Other Assets and Liabilities, net 2.0%			1,789

Net Assets 100.0%			$90,561

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$415	Fannie Mae 2.260% due 10/17/2022	$(424)	$415	$415

Total Repurchase Agreements						$(424)	$415	$415

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	316	$84	$47
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	308	66	17

				$150	$64

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	39	$282	$2
Put - CBOE S&P 500 Index	1,800.000	01/17/2015	31	35	6
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	11	68	8

				$385	$16

Total Purchased Options				$535	$80

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude European Style February Futures	$57.000	01/14/2015	27	$(81)	$(16)
Put - NYMEX Crude European Style February Futures	57.000	01/14/2015	27	(84)	(117)
Call - NYMEX Natural Gas Swap February Futures	4,000.000	01/27/2015	51	(164)	(2)
Put - NYMEX Natural Gas Swap February Futures	4,000.000	01/27/2015	51	(165)	(569)

				$(494)	$(704)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	316	$(48)	$(16)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	308	(30)	(4)

				$(78)	$(20)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	39	$(139)	$0
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	11	(32)	(3)

				$(171)	$(3)

Total Written Options				$(743)	$(727)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2015	45	$(1)	$0	$(1)
Gold 100 oz. February Futures	Short	02/2015	15	11	24	0
Nikkei 225 Index March Futures	Long	03/2015	33	(64)	0	(47)
U.S. Treasury 10-Year Note March Futures	Short	03/2015	46	(44)	0	(10)
WTI Crude February Futures	Long	01/2015	29	(166)	0	(25)

Total Futures Contracts				$(264)	$24	$(83)

(e)	Securities with an aggregate market value of $550 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $1,310 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	JPY	216,854		$1,808	$0	$(2)
	02/2015		$1,809	JPY	216,854	2	0
BPS	01/2015	BRL	1,794		$675	1	0
	01/2015		$691	BRL	1,794	0	(16)
CBK	01/2015	JPY	320,000		$2,675	3	0
DUB	01/2015	BRL	1,794		697	22	0
	01/2015		$675	BRL	1,794	0	0
	07/2015		661		1,794	0	(19)
FBF	01/2015		1,816	JPY	214,954	0	(22)
GLM	01/2015	AUD	252		$213	8	0
	02/2015	EUR	719		897	26	0
HUS	01/2015	JPY	10,400		88	1	0
JPM	01/2015		$102	JPY	12,300	1	0
MSB	02/2015		202	GBP	129	0	(1)

Total Forward Foreign Currency Contracts						$64	$(60)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus USD	$1.000	05/22/2015	EUR	280	$14	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,900	$50	$20
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,200	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	2,900	115	46
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,400	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	3,500	74	24
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	3,600	153	57

							$392	$147

Total Purchased Options							$406	$147

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC USD versus RUB	RUB	54.600	01/12/2015	$2,420	$(127)	$(272)
	Put - OTC USD versus RUB		54.600	01/12/2015	2,420	(128)	(30)

						$(255)	$(302)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	10/16/2015	$2,600	$(43)	$(39)

Total Written Options							$(298)	$(341)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.418%	$200	$(4)	$7	$3	$0

Total Swap Agreements						$(4)	$7	$3	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	Securities with an aggregate market value of $381 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Exchange-Traded Funds	$19,324	$0	$0	$19,324
Short-Term Instruments
Repurchase Agreements	0	415	0	415
Japan Treasury Bills	0	2,672	0	2,672
U.S. Treasury Bills	0	931	0	931
	$19,324	$4,018	$0	$23,342

Investments in Affiliates, at Value
Mutual Funds	62,582	0	0	62,582
Exchange-Traded Funds	317	0	0	317
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,424	0	0	3,424

	$66,323	$0	$0	$66,323

Total Investments	$85,647	$4,018	$0	$89,665

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	24	80	0	104
Over the counter	0	214	0	214
	$24	$294	$0	$318

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(787)	(23)	0	(810)
Over the counter	0	(401)	0	(401)

	$(787)	$(424)	$0	$(1,211)

Totals	$84,884	$3,888	$0	$88,772

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2055 Fund

December 31, 2014 (Unaudited)

	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 21.4%
EXCHANGE-TRADED FUNDS 21.4%
iShares MSCI EAFE ETF	1,750	$107
Vanguard FTSE Emerging Markets ETF	10,675	427
Vanguard REIT ETF	1,490	121

Total Exchange-Traded Funds (Cost $655)		655

Total Investments in Securities (Cost $655)		655

INVESTMENTS IN AFFILIATES 69.0%
MUTUAL FUNDS (a) 69.0%
PIMCO CommoditiesPLUS® Strategy Fund	9,961	76
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	6,422	61
PIMCO Emerging Markets Bond Fund	6,036	61
PIMCO EqS Pathfinder Fund®	9,924	92
PIMCO EqS® Emerging Markets Fund	8,979	77
PIMCO High Yield Fund	3,348	31
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	54,499	413
PIMCO Long Duration Total Return Fund	10,200	122
PIMCO Real Return Asset Fund	1,828	15
PIMCO RealEstateRealReturn Strategy Fund	46,837	184
PIMCO Small Cap StocksPLUS® AR Strategy Fund	33,406	306
PIMCO StocksPLUS® Fund	58,533	551
PIMCO TRENDS Managed Futures Strategy Fund	11,209	122

Total Mutual Funds (Cost $2,111)		2,111

Total Investments in Affiliates (Cost $2,111)		2,111

Total Investments 90.4% (Cost $2,766)		$2,766
Financial Derivative Instruments (b) (0.0%) (Cost or Premiums, net $0)		0
Other Assets and Liabilities, net 9.6%		294

Net Assets 100.0%		$3,060

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures	Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2015	2	$0	$0	$0

Total Futures Contracts				$0	$0	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Exchange-Traded Funds	$655	$0	$0	$655
	$655	$0	$0	$655

Investments in Affiliates, at Value
Mutual Funds	2,111	0	0	2,111

Total Investments	$2,766	$0	$0	$2,766

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® Income and Distribution Fund

December 31, 2014 (Unaudited)

	SHARES		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 8.2%
EXCHANGE-TRADED FUNDS 5.3%
iShares MSCI EAFE ETF		14,180	$863
Vanguard FTSE Emerging Markets ETF		39,480	1,580
Vanguard REIT ETF		8,660	701

Total Exchange-Traded Funds (Cost $3,194)			3,144

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.9%
JAPAN TREASURY BILLS 2.7%
(0.044%) due 01/08/2015	JPY	190,000	1,586

U.S. TREASURY BILLS 0.2%
0.045% due 04/16/2015 (c)		$140	140

Total Short-Term Instruments (Cost $1,704)			1,726

Total Investments in Securities (Cost $4,898)			4,870

	SHARES
INVESTMENTS IN AFFILIATES 85.1%
MUTUAL FUNDS (a) 83.1%
PIMCO CommoditiesPLUS® Strategy Fund		163,045	1,252
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund		127,072	1,211
PIMCO Emerging Markets Bond Fund		165,586	1,679
PIMCO EqS Pathfinder Fund®		95,250	881
PIMCO EqS® Emerging Markets Fund		28,456	242
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)		396,472	4,270
PIMCO Global Advantage® Strategy Bond Fund		226,800	2,411
PIMCO High Yield Fund		169,809	1,552
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)		282,037	2,138
PIMCO Long Duration Total Return Fund		252,167	3,026
PIMCO Mortgage Opportunities Fund		60,400	669
PIMCO Real Return Asset Fund		361,529	3,026
PIMCO Real Return Fund		762,086	8,322
PIMCO RealEstateRealReturn Strategy Fund		288,880	1,132
PIMCO Small Cap StocksPLUS® AR Strategy Fund		181,071	1,659
PIMCO StocksPLUS® Fund		530,164	4,989
PIMCO Total Return Fund		932,225	9,938
PIMCO TRENDS Managed Futures Strategy Fund		104,170	1,138

Total Mutual Funds (Cost $50,513)			49,535

SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio		1,140	12
PIMCO Short-Term Floating NAV Portfolio III		121,305	1,202

Total Short-Term Instruments (Cost $1,215)			1,214

Total Investments in Affiliates (Cost $51,728)			50,749

Total Investments 93.3% (Cost $56,626)			$55,619
Financial Derivative Instruments (b)(d) (0.1%) (Cost or Premiums, net $300)			(74)
Other Assets and Liabilities, net 6.8%			4,068

Net Assets 100.0%			$59,613

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

As of December 31, 2014, there were no open reverse repurchase agreements or sale buy-back agreements. The average amount of borrowings outstanding during the period ended December 31, 2014 was $1,866 at a weighted average interest rate of 0.130%.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$60.000	03/20/2015	105	$28	$16
Put - CBOE iShares MSCI Emerging Markets Index Fund	36.000	03/20/2015	102	22	5

				$50	$21

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,600.000	01/17/2015	11	$79	$1
Put - CBOE S&P 500 Index	1,800.000	01/17/2015	7	8	1
Put - CBOE S&P 500 Index	1,650.000	03/20/2015	4	25	3

				$112	$5

Total Purchased Options				$162	$26

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - NYMEX Crude European Style February Futures	$57.000	01/14/2015	6	$(18)	$(3)
Put - NYMEX Crude European Style February Futures	57.000	01/14/2015	6	(18)	(26)
Call - NYMEX Natural Gas Swap February Futures	4,000.000	01/27/2015	11	(35)	(1)
Put - NYMEX Natural Gas Swap February Futures	4,000.000	01/27/2015	11	(36)	(123)

				$(107)	$(153)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE iShares MSCI EAFE Index Fund	$55.000	03/20/2015	105	$(16)	$(6)
Put - CBOE iShares MSCI Emerging Markets Index Fund	31.000	03/20/2015	102	(10)	(1)

				$(26)	$(7)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,425.000	01/17/2015	11	$(39)	$0
Put - CBOE S&P 500 Index	1,450.000	03/20/2015	4	(12)	(1)
				$(51)	$(1)

Total Written Options				$(184)	$(161)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index March Futures	Long	03/2015	15	$0	$0	$(1)
Gold 100 oz. February Futures	Short	02/2015	11	8	18	0
Nikkei 225 Index March Futures	Long	03/2015	12	(23)	0	(20)
WTI Crude February Futures	Long	01/2015	19	(109)	0	(16)

Total Futures Contracts				$(124)	$18	$(37)

(c)	Securities with an aggregate market value of $140 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

Cash of $399 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	JPY	69,990		$584	$0	$(1)
	02/2015		$584	JPY	69,990	1	0
BPS	01/2015	BRL	1,897		$714	1	0
	01/2015		$730	BRL	1,897	0	(16)
CBK	01/2015	JPY	190,000		$1,588	2	0
DUB	01/2015	BRL	1,897		737	23	0
	01/2015		$714	BRL	1,897	0	(1)
	07/2015		699		1,897	0	(20)
FBF	01/2015		552	JPY	65,290	0	(7)
GLM	01/2015	AUD	200		$169	6	0
	02/2015	EUR	945		1,179	35	0
HUS	01/2015	JPY	3,600		30	0	0
JPM	01/2015		$69	JPY	8,300	1	0
MSB	02/2015		202	GBP	129	0	(1)

Total Forward Foreign Currency Contracts						$69	$(46)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
DUB	Put - OTC EUR versus USD	$1.000	05/22/2015	EUR	410	$20	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	$2,800	$49	$19
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,200	0	0
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	2,900	115	46
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	8.000%	04/16/2015	1,400	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	7.000%	11/16/2020	3,600	76	24
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	3,600	153	58

							$393	$147

Total Purchased Options							$413	$147

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Call - OTC USD versus RUB	RUB	54.600	01/12/2015	$528	$(28)	$(59)
	Put - OTC USD versus RUB		54.600	01/12/2015	528	(28)	(7)

						$(56)	$(66)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	10/16/2015	$1,900	$(31)	$(28)

Total Written Options							$(87)	$(94)

Swap Agreements:

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
CBK	California State General Obligation Bonds, Series 2003	1.000%	12/20/2017	0.418%	$200	$(4)	$8	$4	$0

Total Swap Agreements						$(4)	$8	$4	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Exchange-Traded Funds	$3,144	$0	$0	$3,144
Short-Term Instruments
Japan Treasury Bills	0	1,586	0	1,586
U.S. Treasury Bills	0	140	0	140
	$3,144	$1,726	$0	$4,870

Investments in Affiliates, at Value
Mutual Funds	49,535	0	0	49,535
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,214	0	0	1,214

	$50,749	$0	$0	$50,749

Total Investments	$53,893	$1,726	$0	$55,619

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	18	26	0	44
Over the counter	0	220	0	220
	$18	$246	$0	$264

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(190)	(8)	0	(198)
Over the counter	0	(140)	0	(140)

	$(190)	$(148)	$0	$(338)

Totals	$53,721	$1,824	$0	$55,545

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.4%
BANK LOAN OBLIGATIONS 88.2%
ABC Supply Co., Inc.
3.500% due 04/16/2020		$14,112	$13,706
Activision Blizzard, Inc.
3.250% due 10/12/2020		6,416	6,412
Advantage Sales & Marketing, Inc.
3.250% - 4.250% due 07/25/2021		2,110	2,091
Air Medical Group Holdings, Inc.
5.000% due 06/30/2018		15,156	15,175
Albertson’s Holdings LLC
4.000% due 08/25/2019		6,475	6,456
4.500% due 08/25/2021		12,400	12,424
4.750% due 03/21/2019		11,119	11,073
Alliance Boots Holdings Ltd.
3.490% due 07/10/2017	EUR	2,000	2,420
Allison Transmission, Inc.
3.750% due 08/23/2019		$13,319	13,186
Allnex (Luxembourg) & Cy S.C.A.
4.500% due 10/03/2019		9,569	9,497
Amaya Holdings B.V.
5.000% due 08/01/2021		7,955	7,909
8.000% due 08/01/2022		6,150	6,104
American Renal Holdings, Inc.
4.500% due 09/22/2019		11,529	11,356
Amsurg Corp.
3.750% due 07/16/2021		2,139	2,131
AmWins Group LLC
5.000% due 09/06/2019		8,027	7,957
Ancestry.com, Inc.
4.000% due 05/15/2018		4,682	4,657
4.500% due 12/28/2018		5,260	5,247
AP NMT Acquisition BV
6.750% due 08/13/2021		5,087	5,011
Apex Tool Group, LLC
4.500% due 02/01/2020		10,723	10,428
ARAMARK Corp.
0.021% - 3.650% due 07/26/2016		93	91
3.250% due 09/07/2019		4,049	3,998
Arch Coal, Inc.
6.250% due 05/16/2018		5,657	4,704
Ardagh Holdings USA, Inc.
4.000% due 12/17/2019		8,139	8,006
Ardent Medical Services, Inc.
6.750% due 07/02/2018		9,077	9,097
ARG IH Corp.
4.750% - 6.000% due 11/15/2020		2,970	2,961
Astoria Energy LLC
TBD% due 12/04/2021		3,375	3,333
Asurion LLC
4.250% due 07/08/2020		5,735	5,578
5.000% due 05/24/2019		9,519	9,404
8.500% due 03/03/2021		3,900	3,890
Atlantic Aviation FBO, Inc.
3.250% due 05/31/2020		3,453	3,371
Atrium Innovations, Inc.
4.250% due 02/13/2021		5,051	4,912
7.750% due 08/13/2021		1,825	1,734
Auris Luxembourg S.A.
TBD% due 12/31/2021		4,600	4,594
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021		18,541	18,495
Avaya, Inc.
4.670% due 10/26/2017		1,980	1,904
6.500% due 03/30/2018		6,815	6,738
AVSC Holdings Corp.
4.500% due 01/24/2021		4,690	4,672
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		13,472	13,303
Axalta Coating Systems U.S. Holdings, Inc.
3.750% due 02/01/2020		12,015	11,737
B/E Aerospace, Inc.
4.000% due 12/16/2021		16,975	16,975
Belmond Interfin Ltd.
4.000% due 03/21/2021		948	937
Berlin Packaging LLC
4.500% due 10/01/2021		3,192	3,170
7.750% due 10/01/2022		400	396

Berry Plastics Holding Corp.
3.500% due 02/08/2020	4,663	4,535
3.750% due 01/06/2021	2,350	2,296
Big Heart Pet Brands
3.500% due 03/08/2020	9,826	9,457
Biomet, Inc.
3.670% due 07/25/2017	26,333	26,253
BJ’s Wholesale Club, Inc.
4.500% due 09/26/2019	13,395	13,188
8.500% due 03/26/2020	3,980	3,927
BMC Software Finance, Inc.
5.000% due 09/10/2020	18,382	17,860
Boyd Gaming Corp.
4.000% due 08/14/2020	7,473	7,361
Brand Energy & Infrastructure Services, Inc.
4.750% due 11/26/2020	10,606	10,288
Brickman Group Ltd. LLC
4.000% due 12/18/2020	5,693	5,556
7.500% due 12/18/2021	3,550	3,486
Burger King Worldwide, Inc.
4.500% due 12/12/2021	26,675	26,687
Cable & Wireless Communications
TBD% due 11/06/2016	8,800	8,791
Cactus Wellhead LLC
7.000% due 07/31/2020	748	651
Calpine Construction Finance Co. LP
3.000% due 05/03/2020	8,085	7,838
Calpine Corp.
4.000% due 04/01/2018	4,054	4,024
4.000% due 10/09/2019	3,028	2,996
4.000% due 10/30/2020	3,218	3,180
Capsugel Holdings U.S., Inc.
TBD% due 08/01/2018	997	980
Carros Finance Luxembourg SARL
4.500% due 09/30/2021	3,491	3,461
Catalent Pharma Solutions, Inc.
4.250% due 05/20/2021	8,540	8,515
CD&R Millennium Holdco SARL
4.500% due 07/31/2021	2,364	2,335
CDRH Parent, Inc.
5.250% due 07/01/2021	2,623	2,587
Charter Communications Operating LLC
3.000% due 07/01/2020	3,553	3,489
3.000% due 01/04/2021	5,922	5,815
4.250% due 09/12/2021	15,400	15,497
Chrysler Group LLC
3.250% due 12/31/2018	11,141	11,068
3.500% due 05/24/2017	13,707	13,689
CityCenter Holdings LLC
4.250% due 10/16/2020	10,981	10,916
Clear Channel Communications, Inc.
3.819% due 01/29/2016	8,042	7,959
6.919% due 01/30/2019	5,050	4,771
CNO Financial Group, Inc.
3.000% due 09/28/2016	1,148	1,139
3.750% due 09/28/2018	7,776	7,601
Commercial Barge Line Co.
7.500% due 09/20/2019	10,696	10,696
CommScope, Inc.
3.250% due 01/14/2018	11,237	11,163
Community Health Systems, Inc.
2.669% - 2.736% due 01/22/2019	4,133	4,019
3.486% due 01/25/2017	8,457	8,422
4.250% due 01/27/2021	24,540	24,523
Consolidated Container Company LLC
5.000% due 07/03/2019	6,820	6,610
Convatec, Inc.
4.000% due 12/22/2016	5,910	5,859
Covis Pharma Holdings SARL
6.000% due 04/24/2019	6,126	6,099
CPG International, Inc.
4.750% due 09/30/2020	7,638	7,581
Crosby U.S. Acquisition Corp.
3.750% due 11/23/2020	5,348	5,081
7.000% due 11/22/2021	7,250	6,887
Crown Castle International Corp.
3.000% due 01/31/2019	10,076	10,002
Crown Castle Operating Co.
3.000% due 01/31/2021	1,621	1,596
CSC Holdings, Inc.
2.669% due 04/17/2020	6,227	6,108
Cumulus Media Holdings, Inc.
4.250% due 12/19/2020	10,517	10,195
Cunningham Lindsey U.S., Inc.
5.000% due 12/10/2019	9,505	9,297

Darling International, Inc.
3.250% due 01/03/2021		8,337	8,306
David’s Bridal, Inc.
5.250% due 10/11/2019		8,087	7,672
Davita Healthcare Partners, Inc.
3.500% due 06/24/2021		14,278	14,164
Dealer Tire LLC
TBD% due 12/17/2021		2,000	1,990
Dealertrack Technologies, Inc.
3.250% due 02/24/2021		4,818	4,735
Dell, Inc.
3.750% due 10/29/2018		16,521	16,471
4.500% due 04/29/2020		23,336	23,305
Delos Finance SARL
3.500% due 03/06/2021		17,025	16,926
Delta 2 (LUX) SARL
4.750% due 07/31/2021		11,863	11,607
7.750% due 07/31/2022		2,950	2,880
Deutsche Raststatten Gruppe GmbH
3.579% due 12/10/2019	EUR	1,400	1,695
Diamond Resorts Corp.
5.500% due 05/09/2021		$4,677	4,653
Diamond U.S. Holding LLC
TBD% due 12/03/2021		3,250	3,239
DJO Finance LLC
4.250% due 09/15/2017		3,861	3,784
Dole Food Co., Inc.
4.500% due 11/01/2018		5,820	5,769
Doosan Infracore International, Inc.
4.500% due 05/27/2021		13,644	13,576
Dunkin’ Brands, Inc.
3.250% due 02/07/2021		5,227	5,115
Dynegy Holdings, Inc.
4.000% due 04/23/2020		2,393	2,369
Endo Luxembourg Finance Co. SARL
3.250% due 03/01/2021		1,079	1,048
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		25,647	25,687
Envision Healthcare Corp.
4.000% due 05/25/2018		8,106	8,033
EP Energy LLC
3.500% due 05/24/2018		4,967	4,731
4.500% due 04/30/2019		2,500	2,419
ESH Hospitality, Inc.
5.000% due 06/24/2019		5,450	5,464
Essar Steel Algoma, Inc.
7.500% due 08/09/2019		1,571	1,565
Expro Finservice SARL
5.750% due 09/02/2021		4,539	3,722
First Data Corp.
3.667% due 03/24/2017		12,755	12,558
3.667% due 03/24/2018		50	49
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		3,147	2,875
Freescale Semiconductor, Inc.
4.250% due 03/01/2020		12,364	12,086
5.000% due 01/15/2021		247	247
Gardner Denver, Inc.
4.250% due 07/30/2020		14,559	13,683
Gates Global, Inc.
4.250% due 07/03/2021		16,808	16,391
GCI Holdings Inc.
TBD% due 12/18/2021		6,500	6,508
Generac Power Systems, Inc.
3.250% due 05/31/2020		6,894	6,687
General Nutrition Centers, Inc.
3.250% due 03/04/2019		3,809	3,687
Genesys Telecom Holdings U.S., Inc.
4.000% due 02/08/2020		6,111	5,974
4.500% due 11/13/2020		792	786
Getty Images, Inc.
4.750% due 10/18/2019		15,222	14,106
GFA Brands, Inc.
4.500% due 07/09/2020		8,926	8,870
Global Cash Access, Inc.
TBD% due 11/21/2021		2,500	2,452
Goodyear Tire & Rubber Co.
4.750% due 04/30/2019		3,000	2,993
Granite Acquisition, Inc.
5.000% due 10/15/2021		2,100	2,121
Gray Television, Inc.
3.750% due 06/13/2021		3,238	3,195
Grifols Worldwide Operations USA, Inc.
3.169% due 02/27/2021		7,171	7,084
H.J. Heinz Co.
3.500% due 06/05/2020		26,480	26,371

HCA, Inc.
2.669% due 05/02/2016		4,688	4,672
2.919% due 03/31/2017		8,285	8,237
3.005% due 05/01/2018		10,552	10,484
HD Supply, Inc.
4.000% due 06/28/2018		20,938	20,776
Hearthside Group Holdings LLC
4.500% due 06/02/2021		2,985	2,978
Hertz Corp.
4.000% due 03/11/2018		7,265	7,171
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		17,919	17,735
Hologic, Inc.
3.250% due 08/01/2019		2,941	2,931
Hub International Ltd.
4.250% due 10/02/2020		10,172	9,907
Huntsman International LLC
3.750% due 08/12/2021		4,600	4,534
Iasis Healthcare LLC
4.500% due 05/03/2018		5,010	4,972
Iglo Foods Group Ltd.
5.254% due 06/30/2020	GBP	540	815
Ikaria, Inc.
5.000% due 02/12/2021		$14,588	14,528
8.750% due 02/12/2022		1,000	999
Immucor Inc.
TBD% due 08/17/2018		8,678	8,602
IMS Health, Inc.
3.500% due 03/17/2021		7,876	7,721
Ineos U.S. Finance LLC
3.750% due 05/04/2018		1,320	1,285
Intelsat Jackson Holdings S.A.
3.750% due 06/30/2019		20,294	20,049
Interactive Data Corp.
4.750% due 05/02/2021		10,405	10,356
Interline Brands, Inc.
4.000% due 03/21/2021		2,481	2,397
ION Media Networks, Inc.
TBD% due 12/18/2020		1,800	1,786
J Crew Group, Inc.
4.000% due 03/05/2021		11,332	10,680
Jazz Pharmaceuticals, Inc.
3.250% due 06/12/2018		161	160
JMC Steel Group, Inc.
4.750% due 04/01/2017		1,590	1,560
KAR Auction Services, Inc.
3.500% due 03/07/2021		2,486	2,456
Kate Spade & Co.
4.000% due 04/10/2021		4,608	4,464
Kinetic Concepts, Inc.
3.500% due 11/04/2016		2,893	2,867
4.000% due 05/04/2018		14,109	13,980
Kronos Worldwide, Inc.
4.750% - 6.000% due 02/18/2020		3,871	3,866
Kronos, Inc.
4.500% due 10/30/2019		12,646	12,583
9.750% due 04/30/2020		3,014	3,080
La Quinta Intermediate Holdings LLC
4.000% due 04/14/2021		11,787	11,663
Las Vegas Sands LLC
3.250% due 12/18/2020		12,526	12,468
Level 3 Financing, Inc.
4.000% due 01/15/2020		7,500	7,469
4.500% due 01/31/2022		2,800	2,810
Live Nation Entertainment, Inc.
3.500% due 08/17/2020		10,929	10,806
LTS Buyer LLC
4.000% due 04/11/2020		10,339	10,158
Mallinckrodt International Finance S.A.
3.250% due 03/19/2021		13,051	12,809
Maxim Crane Works LP
10.250% due 11/26/2018		20,777	21,037
MCC Iowa LLC
3.750% due 06/30/2021		2,104	2,064
McJunkin Red Man Corp.
5.000% due 11/09/2019		4,938	4,617
Media General, Inc.
TBD% due 07/31/2020		4,450	4,406
Mediacom Illinois LLC
3.140% due 10/23/2017		6	6
MGM Resorts International
3.500% due 12/20/2019		15,353	15,017
Michaels Stores, Inc.
3.750% due 01/28/2020		9,314	9,157
4.000% due 01/28/2020		5,137	5,073

Midas Intermediate Holdco LLC
3.750% - 4.750% due 08/18/2021	1,421	1,419
Millennium Laboratories, Inc.
5.250% due 04/15/2021	9,751	9,717
Minerals Technologies, Inc.
4.000% due 05/07/2021	4,461	4,428
MPG Holdco I, Inc.
4.250% due 10/20/2021	3,524	3,511
MPH Acquisition Holdings LLC
3.750% due 03/31/2021	10,751	10,476
Mueller Water Products, Inc.
4.000% due 11/19/2021	6,400	6,409
Multi Packaging Solutions, Inc.
TBD% due 09/30/2020	9,080	8,878
National Financial Partners Corp.
4.500% due 07/01/2020	17,580	17,492
NBTY, Inc.
3.500% due 10/01/2017	8,098	7,886
Neiman Marcus Group, Inc.
4.250% due 10/25/2020	11,687	11,465
New Albertson’s, Inc.
4.750% due 06/27/2021	5,536	5,465
NGPL PipeCo LLC
6.750% due 09/15/2017	15,551	15,045
North American Lifting Holdings, Inc.
5.500% due 11/27/2020	5,824	5,300
Norwegian Cruise Line Holdings Ltd.
4.000% due 10/30/2021	2,500	2,506
Novelis, Inc.
3.750% due 03/10/2017	5,691	5,646
NRG Energy, Inc.
2.750% due 07/02/2018	1,228	1,206
Numericable U.S. LLC
4.500% due 05/21/2020	27,188	27,188
Onex York Acquisition Corp.
TBD% - 4.750% due 10/01/2021	4,700	4,688
Orion Engineered Carbons GmbH
5.000% due 07/25/2021	2,244	2,253
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021	19,151	18,876
Packers Holdings LLC
TBD% due 12/02/2021	1,500	1,500
Par Pharmaceutical Companies, Inc.
4.000% due 09/30/2019	3,308	3,235
Party City Holdings, Inc.
4.000% - 5.250% due 07/27/2019	3,851	3,774
Penn National Gaming, Inc.
3.250% due 10/30/2020	1,469	1,442
Performance Food Group Co.
6.250% due 11/14/2019	3,150	3,098
Petco Animal Supplies, Inc.
4.000% due 11/24/2017	8,335	8,252
Pharmaceutical Product Development LLC
4.000% due 12/05/2018	6,116	6,092
PharMEDium Healthcare Corp.
4.250% due 01/28/2021	1,991	1,931
7.750% due 01/28/2022	1,775	1,764
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020	4,024	3,982
Pinnacle Foods Finance LLC
3.000% due 04/29/2020	11,095	10,785
Playa Resorts Holding BV
4.000% due 08/09/2019	6,187	6,094
Ply Gem Industries, Inc.
4.000% due 02/01/2021	3,970	3,896
Polarpak, Inc.
4.500% - 5.500% due 05/30/2020	4,982	4,901
Post Holdings, Inc.
3.750% due 06/02/2021	1,756	1,752
PQ Corp.
4.000% due 08/07/2017	1,540	1,512
PRA Holdings, Inc.
4.500% due 09/23/2020	10,892	10,769
Prestige Brands, Inc.
4.500% due 09/03/2021	4,826	4,829
Quebecor Media, Inc.
3.250% due 08/17/2020	7,668	7,416
Quintiles Transnational Corp.
3.750% due 06/08/2018	10,183	10,081
Realogy Corp.
0.270% - 4.400% due 10/10/2016	196	194
3.750% due 03/05/2020	7,793	7,682
Rexnord LLC
4.000% due 08/21/2020	7,330	7,189
Reynolds Group Holdings, Inc.
4.000% due 12/01/2018	16,650	16,387

Roofing Supply Group LLC
5.000% due 05/31/2019	8,511	8,341
RPI Finance Trust
TBD% due 11/09/2020	9,750	9,746
3.250% due 05/09/2018	3,007	3,004
3.250% due 11/09/2018	1,171	1,170
Sabine Oil & Gas LLC
8.750% due 12/31/2018	17,000	13,855
Sage Products Holdings LLC
5.000% due 12/13/2019	11,964	11,949
9.250% due 06/13/2020	3,875	3,880
Salix Pharmaceuticals Ltd.
4.250% due 01/02/2020	8,732	8,653
SAM Finance Lux SARL
4.250% due 12/17/2020	6,048	6,041
SBA Senior Finance LLC
3.250% due 03/24/2021	11,181	10,971
Scientific Games International, Inc.
6.000% due 10/18/2020	7,094	7,010
Seadrill Partners Finco LLC
4.000% due 02/21/2021	16,205	12,656
Sensata Technologies BV
3.500% due 10/14/2021	4,589	4,593
Sequa Corp.
5.250% due 06/19/2017	11,003	10,755
Serta Simmons Holdings LLC
4.250% due 10/01/2019	8,907	8,811
ServiceMaster Co.
4.250% due 07/01/2021	6,683	6,574
SGMS Escrow Corp.
6.000% due 10/01/2021	6,075	5,999
Shield Finance Co. SARL
5.000% due 01/27/2021	4,044	4,034
Ship Midco Ltd.
4.750% due 11/29/2019	4,000	3,991
Ship US Bidco, Inc.
4.500% due 11/30/2019	2,475	2,450
Signode Industrial Group US, Inc.
3.750% due 05/01/2021	11,519	11,087
Smart & Final Stores LLC
4.750% due 11/15/2019	6,373	6,309
Southcross Energy Partners LP
5.250% due 08/04/2021	1,542	1,457
Southcross Holdings Borrower LP
6.000% due 08/04/2021	2,239	2,004
Spectrum Brands, Inc.
3.000% due 09/04/2017	4,671	4,651
3.500% due 09/04/2019	5,898	5,844
Spirit Aerosystems, Inc.
3.250% due 09/15/2020	7,014	6,977
Station Casinos LLC
4.250% due 03/02/2020	14,258	14,008
STHI Holding Corp.
4.500% due 08/06/2021	1,047	1,043
Styrolution U.S. Holdings LLC
6.500% due 11/07/2019	2,750	2,671
Sun Products Corp.
5.500% due 03/23/2020	12,161	11,371
SunGard Data Systems, Inc.
4.000% due 03/08/2020	8,658	8,593
SuperValu, Inc.
4.500% due 03/21/2019	1,748	1,721
Surgery Center Holdings, Inc.
5.250% due 11/03/2020	1,450	1,416
Syniverse Holdings, Inc.
4.000% due 04/23/2019	18,452	17,929
Tallgrass Operations LLC
4.250% due 11/13/2018	5,179	5,069
Telesat Canada
3.500% due 03/28/2019	2,160	2,128
Tempur-Pedic International, Inc.
3.500% due 03/18/2020	4,889	4,828
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016	9,566	9,620
TI Group Automotive Systems LLC
4.250% due 07/02/2021	3,333	3,292
Tibco Software, Inc.
5.500% due 11/25/2015	4,800	4,778
6.500% due 11/04/2020	6,525	6,329
Trans Union LLC
4.000% due 04/09/2021	9,632	9,518
Transdigm, Inc.
3.500% due 02/14/2017	9,907	9,884
Tribune Co.
4.000% due 12/27/2020	13,670	13,491

Truven Health Analytics, Inc.
4.500% due 06/06/2019		5,106	4,972
TWCC Holding Corp.
3.500% due 02/11/2017		8,950	8,774
U.S. Renal Care, Inc.
4.250% due 07/03/2019		8,813	8,692
8.500% due 01/03/2020		1,150	1,147
United Surgical Partners International, Inc.
4.250% due 04/19/2017		5,081	5,051
4.750% due 04/03/2019		11,339	11,276
Univision Communications, Inc.
4.000% due 03/01/2020		28,827	28,247
UPC Financing Partnership
3.250% due 06/30/2021		11,400	11,175
3.768% due 03/31/2021	EUR	1,000	1,210
US Foods, Inc.
4.500% due 03/29/2019		$18,380	18,299
USI, Inc.
4.250% due 12/27/2019		4,091	4,022
Valeant Pharmaceuticals International, Inc.
3.500% due 02/13/2019		10,998	10,910
3.500% due 12/11/2019		2,801	2,778
3.500% due 08/05/2020		10,957	10,877
Vantiv LLC
3.750% due 06/13/2021		9,403	9,339
Virgin Media Bristol LLC
3.500% due 06/07/2020		15,900	15,661
Walter Investment Management Corp.
4.750% due 12/19/2020		10,942	9,903
Weight Watchers International, Inc.
4.000% due 04/02/2020		7,506	5,822
West Corp.
3.250% due 06/30/2018		6,819	6,699
Westmoreland Coal Co.
7.500% due 10/16/2020		13,700	13,460
Wilsonart LLC
4.000% due 10/31/2019		10,687	10,393
Windstream Corp.
3.005% - 3.500% due 01/23/2020		8,513	8,431
3.500% due 08/08/2019		2,723	2,692
WMG Acquisition Corp.
3.750% due 07/01/2020		6,251	6,032
WNA Holdings, Inc.
4.500% due 05/30/2020		2,686	2,642
WTG Holdings Corp.
4.750% due 01/15/2021		4,406	4,350
Zebra Technologies Corp.
4.750% due 10/27/2021		1,250	1,260
Ziggo BV
TBD% - 3.500% due 01/15/2022		13,900	13,553
Zuffa LLC
3.750% due 02/25/2020		3,217	3,088

Total Bank Loan Obligations (Cost $2,269,029)			2,237,080

CORPORATE BONDS & NOTES 7.1%
BANKING & FINANCE 0.8%
AerCap Ireland Capital Ltd.
4.500% due 05/15/2021		1,400	1,419
5.000% due 10/01/2021		1,650	1,712
CBRE Services, Inc.
5.000% due 03/15/2023		1,000	1,027
CIT Group, Inc.
6.625% due 04/01/2018		650	708
Crown Castle International Corp.
5.250% due 01/15/2023		2,000	2,050
E*TRADE Financial Corp.
5.375% due 11/15/2022		840	861
6.375% due 11/15/2019		1,500	1,597
Genesis Energy LP
5.625% due 06/15/2024		800	724
Greystar Real Estate Partners LLC
8.250% due 12/01/2022		925	946
International Lease Finance Corp.
5.750% due 05/15/2016		625	649
Jefferies Finance LLC
7.375% due 04/01/2020		800	748
Navient Corp.
4.875% due 06/17/2019		2,525	2,539
Stearns Holdings, Inc.
9.375% due 08/15/2020		1,750	1,759

Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	3,000	4,945

			21,684

INDUSTRIALS 5.9%
ADT Corp.
4.125% due 06/15/2023		$4,400	3,993
6.250% due 10/15/2021		4,400	4,532
AECOM Technology Corp.
5.750% due 10/15/2022		665	682
5.875% due 10/15/2024		565	579
Aguila S.A.
7.875% due 01/31/2018		2,000	1,940
Alliance Data Systems Corp.
5.250% due 12/01/2017		3,500	3,622
Altice S.A.
7.750% due 05/15/2022		550	552
Ardagh Packaging Finance PLC
6.000% due 06/30/2021		2,000	1,915
Biomet, Inc.
6.500% due 08/01/2020		750	804
6.500% due 10/01/2020		500	529
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (a)		475	406
Building Materials Corp. of America
5.375% due 11/15/2024		1,400	1,403
California Resources Corp.
5.000% due 01/15/2020		2,190	1,911
5.500% due 09/15/2021		2,340	2,012
6.000% due 11/15/2024		1,765	1,500
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (a)		550	557
CCO Holdings LLC
5.250% due 09/30/2022		2,500	2,503
CCOH Safari LLC
5.750% due 12/01/2024		1,710	1,734
Chesapeake Energy Corp.
5.750% due 03/15/2023		3,500	3,622
Chrysler Group LLC
8.000% due 06/15/2019		2,250	2,377
CHS
5.125% due 08/01/2021		750	782
6.875% due 02/01/2022		1,200	1,277
Churchill Downs, Inc.
5.375% due 12/15/2021		775	779
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		1,450	1,501
CNH Industrial Capital LLC
3.625% due 04/15/2018		500	495
Community Health Systems, Inc.
5.125% due 08/15/2018		500	519
Constellation Brands, Inc.
6.000% due 05/01/2022		500	555
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (a)		750	762
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		1,500	1,584
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		965	868
CSC Holdings LLC
6.750% due 11/15/2021		350	388
DISH DBS Corp.
5.875% due 07/15/2022		1,000	1,027
DJO Finance LLC
9.875% due 04/15/2018		200	204
Dometic Group AB (9.500% Cash or 10.250% PIK)
9.500% due 06/26/2019 (a)	EUR	1,750	2,043
Endo Finance LLC
5.750% due 01/15/2022		$2,025	2,030
Endo Finance LLC & Endo Finco, Inc.
5.375% due 01/15/2023		2,100	2,063
Flextronics International Ltd.
4.625% due 02/15/2020		1,000	1,020
Getty Images, Inc.
7.000% due 10/15/2020		250	198
Graphic Packaging International, Inc.
4.875% due 11/15/2022		365	368
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	150	136
HCA, Inc.
6.500% due 02/15/2020		$500	562
HD Supply, Inc.
5.250% due 12/15/2021		400	408
7.500% due 07/15/2020		1,500	1,579
11.000% due 04/15/2020		500	572

Hiland Partners LP
7.250% due 10/01/2020		500	478
Huntsman International LLC
5.125% due 11/15/2022		750	741
Iglo Foods Bondco PLC
4.582% due 06/15/2020	EUR	750	878
iHeartCommunications, Inc.
9.000% due 09/15/2022		$1,725	1,695
IMS Health, Inc.
6.000% due 11/01/2020		300	310
Ineos Finance PLC
7.500% due 05/01/2020		500	527
INEOS Group Holdings S.A.
5.750% due 02/15/2019	EUR	1,650	1,927
Intelsat Luxembourg S.A.
6.750% due 06/01/2018		$375	384
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		675	656
KION Finance S.A.
6.750% due 02/15/2020	EUR	700	916
KLX, Inc.
5.875% due 12/01/2022		$650	658
Lamar Media Corp.
5.375% due 01/15/2024		500	518
5.875% due 02/01/2022		200	209
Land O’ Lakes, Inc.
6.000% due 11/15/2022		250	269
Laredo Petroleum, Inc.
7.375% due 05/01/2022		500	470
Lender Processing Services, Inc.
5.750% due 04/15/2023		1,000	1,055
LIN Television Corp.
5.875% due 11/15/2022		575	571
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		850	901
Mallinckrodt International Finance S.A.
5.750% due 08/01/2022		1,310	1,348
McClatchy Co.
9.000% due 12/15/2022		500	547
MGM Resorts International
6.750% due 10/01/2020		3,500	3,684
MSCI, Inc.
5.250% due 11/15/2024		315	327
Murphy Oil USA, Inc.
6.000% due 08/15/2023		750	787
NCL Corp. Ltd.
5.250% due 11/15/2019		675	683
NCSG Crane & Heavy Haul Services
9.500% due 08/15/2019		1,700	1,462
Numericable SFR
6.000% due 05/15/2022		1,200	1,208
6.250% due 05/15/2024		350	353
Omnicare, Inc.
4.750% due 12/01/2022		325	331
5.000% due 12/01/2024		275	283
Par Pharmaceutical Cos., Inc.
7.375% due 10/15/2020		200	210
Petco Holdings, Inc. (8.500% Cash or 9.250% PIK)
8.500% due 10/15/2017 (a)		700	712
Pfleiderer GmbH
7.875% due 08/01/2019	EUR	700	810
PHH Corp.
6.375% due 08/15/2021		$1,000	921
Pittsburgh Glass Works LLC
8.000% due 11/15/2018		1,463	1,551
Ply Gem Industries, Inc.
6.500% due 02/01/2022		1,735	1,630
Post Holdings, Inc.
6.000% due 12/15/2022		300	282
6.750% due 12/01/2021		625	608
7.375% due 02/15/2022		125	125
Regency Energy Partners LP
4.500% due 11/01/2023		500	461
5.500% due 04/15/2023		600	582
5.875% due 03/01/2022		675	677
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,500	1,545
7.875% due 08/15/2019		725	766
Ryland Group, Inc.
5.375% due 10/01/2022		200	195
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		1,000	987
Salix Pharmaceuticals Ltd.
6.000% due 01/15/2021		625	639

Sally Holdings LLC
5.750% due 06/01/2022		1,000	1,052
Schaeffler Finance BV
7.750% due 02/15/2017		2,000	2,200
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (a)		600	621
Schaeffler Holding Finance BV (6.750% Cash or 6.750% PIK)
6.750% due 11/15/2022 (a)		700	735
Schaeffler Holding Finance BV (6.875% Cash or 7.625% PIK)
6.875% due 08/15/2018 (a)		2,000	2,095
Sealed Air Corp.
6.500% due 12/01/2020		400	440
Sinclair Television Group, Inc.
5.625% due 08/01/2024		700	681
Smithfield Foods, Inc.
6.625% due 08/15/2022		150	158
Softbank Corp.
4.500% due 04/15/2020		3,000	2,966
Spectrum Brands, Inc.
6.375% due 11/15/2020		200	210
6.625% due 11/15/2022		200	213
Springs Industries, Inc.
6.250% due 06/01/2021		1,550	1,550
Steel Dynamics, Inc.
5.125% due 10/01/2021		1,010	1,029
6.125% due 08/15/2019		100	106
6.375% due 08/15/2022		100	107
Sun Products Corp.
7.750% due 03/15/2021		500	425
SunGard Data Systems, Inc.
6.625% due 11/01/2019		500	508
SUPERVALU, Inc.
7.750% due 11/15/2022		1,500	1,477
T-Mobile USA, Inc.
6.000% due 03/01/2023		1,110	1,116
6.250% due 04/01/2021		3,250	3,339
6.542% due 04/28/2020		1,950	2,021
Telesat Canada
6.000% due 05/15/2017		2,000	2,041
Tenet Healthcare Corp.
5.500% due 03/01/2019		3,275	3,365
6.000% due 10/01/2020		1,750	1,884
TES Finance PLC
6.750% due 07/15/2020	GBP	600	895
Tesoro Logistics LP
5.875% due 10/01/2020		$196	197
6.250% due 10/15/2022		650	652
Townsquare Radio LLC
9.000% due 04/01/2019		500	535
TransUnion Holding Co., Inc. (8.125% Cash or 8.875% PIK)
8.125% due 06/15/2018 (a)		400	411
Truven Health Analytics, Inc.
10.625% due 06/01/2020		1,000	980
Twinkle Pizza PLC
6.625% due 08/01/2021	GBP	1,100	1,760
United Rentals North America, Inc.
7.625% due 04/15/2022		$2,310	2,551
Univision Communications, Inc.
6.750% due 09/15/2022		5,426	5,833
Valeant Pharmaceuticals International
5.625% due 12/01/2021		925	934
VWR Funding, Inc.
7.250% due 09/15/2017		2,000	2,097
Whiting Petroleum Corp.
5.000% due 03/15/2019		850	799
Wise Metals Group LLC
8.750% due 12/15/2018		1,075	1,134
WPX Energy, Inc.
5.250% due 09/15/2024		400	374
WR Grace & Co-Conn
5.125% due 10/01/2021		870	894
5.625% due 10/01/2024		325	340
Wynn Macau Ltd.
5.250% due 10/15/2021		2,500	2,362

			148,857

UTILITIES 0.4%
Alcatel-Lucent USA, Inc.
4.625% due 07/01/2017		1,000	1,015
Dynegy Finance, Inc.
6.750% due 11/01/2019		1,200	1,222
7.625% due 11/01/2024		1,550	1,583
LBC Tank Terminals Holding Netherlands BV
6.875% due 05/15/2023		250	253

NRG Energy, Inc.
6.250% due 07/15/2022	2,375	2,440
Penn Virginia Corp.
8.500% due 05/01/2020	300	242
Sprint Communications, Inc.
6.000% due 11/15/2022	2,000	1,847
Sprint Corp.
7.125% due 06/15/2024	1,650	1,543
7.875% due 09/15/2023	500	496

		10,641

Total Corporate Bonds & Notes (Cost $181,456)		181,182

SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
0.035% due 01/08/2015 - 02/26/2015 (b)(d)	1,981	1,981

Total Short-Term Instruments (Cost $1,981)		1,981

Total Investments in Securities (Cost $2,452,466)		2,420,243

	SHARES
INVESTMENTS IN AFFILIATES 10.8%
SHORT-TERM INSTRUMENTS 10.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.8%
PIMCO Short-Term Floating NAV Portfolio	1,746	18
PIMCO Short-Term Floating NAV Portfolio III	27,629,885	273,867

Total Short-Term Instruments (Cost $275,677)		273,885

Total Investments in Affiliates (Cost $275,677)		273,885

Total Investments 106.2% (Cost $2,728,143)		$2,694,128
Financial Derivative Instruments (c)(e) 0.0% (Cost or Premiums, net $0)		348
Other Assets and Liabilities, net (6.2%)		(158,660)

Net Assets 100.0%		$2,535,816

Notes to Schedule of Investments (amounts in thousands):

(a)	Payment in-kind bond security.

(b)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

As of December 31, 2014, there were no open reverse repurchase agreements. The average amount of borrowings while outstanding during the period ended December 31, 2014 was $181 at a weighted average interest rate of (0.500%).

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-22 5-Year Index	5.000%	06/20/2019	$19,008	$1,324	$(266)	$17	$0
CDX.HY-23 5-Year Index	5.000%	12/20/2019	22,800	1,448	137	22	0

Total Swap Agreements				$2,772	$(129)	$39	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Securities with an aggregate market value of $1,981 and cash of $113 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	01/2015		$11,636	EUR	9,494	$0	$(148)
	02/2015	EUR	9,494		$11,639	147	0
JPM	01/2015		9,494		11,774	286	0
MSB	02/2015	GBP	5,401		8,440	24	0

Total Forward Foreign Currency Contracts						$457	$(148)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,119,305	$117,775	$2,237,080
Corporate Bonds & Notes
Banking & Finance	0	21,684	0	21,684
Industrials	0	148,857	0	148,857
Utilities	0	10,641	0	10,641
Short-Term Instruments
U.S. Treasury Bills	0	1,981	0	1,981
	$0	$2,302,468	$117,775	$2,420,243

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$273,885	$0	$0	$273,885

Total Investments	$273,885	$2,302,468	$117,775	$2,694,128

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	39	0	39
Over the counter	0	457	0	457
	$0	$496	$0	$496

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(148)	$0	$(148)

Totals	$273,885	$2,302,816	$117,775	$2,694,476

There were no significant transfers between Level 1 and 2 during the period ended December 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2014 (1)
Investments in Securities, at Value
Bank Loan Obligations	$63,736	$15,892	$(16,306)	$32	$11	$(967)	$96,356	$(40,979)	$117,775	$(308)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$117,775	Third Party Vendor	Broker Quote	91.00 - 100.13

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short Asset Investment Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 77.2%
CORPORATE BONDS & NOTES 52.6%
BANKING & FINANCE 27.3%
1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015	$1,700	$1,721
American Express Credit Corp.
0.547% due 09/22/2017	1,200	1,194
American International Group, Inc.
5.050% due 10/01/2015	1,500	1,546
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015	1,200	1,218
Banco Santander Brasil S.A.
4.250% due 01/14/2016	1,500	1,529
4.500% due 04/06/2015	500	504
Bank of America N.A.
0.652% due 05/08/2017	3,700	3,696
Bank of Montreal
2.625% due 01/25/2017	1,800	1,839
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.846% due 09/09/2016	500	502
BBVA Bancomer S.A.
4.500% due 03/10/2016	1,000	1,035
BPCE S.A.
1.484% due 04/25/2016	1,700	1,719
Citigroup, Inc.
1.045% due 04/01/2016	1,000	1,004
4.875% due 05/07/2015	720	730
Credit Agricole S.A.
1.106% due 10/03/2016	500	503
DBS Group Holdings Ltd.
0.729% due 07/16/2019	1,000	1,001
Dexia Credit Local S.A.
1.250% due 10/18/2016	250	251
DNB Boligkreditt A/S
2.100% due 10/14/2016	2,000	2,024
Ford Motor Credit Co. LLC
0.755% due 09/08/2017	500	497
1.500% due 01/17/2017	200	199
3.984% due 06/15/2016	100	104
General Electric Capital Corp.
0.567% due 12/20/2016	100	100
Goldman Sachs Group, Inc.
0.860% due 06/04/2017	4,200	4,194
Hana Bank
1.357% due 11/09/2016	1,800	1,815
HSBC USA, Inc.
0.573% due 11/13/2017	1,300	1,300
Hypothekenbank Frankfurt AG
0.110% due 09/20/2017	1,500	1,472
Industrial Bank of Korea
2.375% due 07/17/2017	500	508
4.375% due 08/04/2015	1,680	1,716
International Lease Finance Corp.
4.875% due 04/01/2015	300	303
IPIC GMTN Ltd.
3.125% due 11/15/2015	1,000	1,016
John Deere Capital Corp.
0.461% due 12/15/2017	800	801
JPMorgan Chase & Co.
0.752% due 02/15/2017	1,600	1,597
2.600% due 01/15/2016	700	712
Korea Development Bank
0.689% due 06/11/2015	1,000	1,000
Korea Exchange Bank
1.750% due 09/27/2015	300	302
Macquarie Bank Ltd.
1.045% due 03/24/2017	1,000	1,005
3.450% due 07/27/2015	250	254
Morgan Stanley
4.000% due 07/24/2015	500	510
6.000% due 04/28/2015	1,700	1,728
Muenchener Hypothekenbank eG
1.125% due 07/13/2015	1,400	1,404
Nomura Holdings, Inc.
5.000% due 03/04/2015	2,000	2,014

Norddeutsche Landesbank Girozentrale
0.875% due 10/16/2015	2,100	2,104
ORIX Corp.
4.710% due 04/27/2015	1,800	1,822
PACCAR Financial Corp.
0.835% due 12/06/2018	2,000	2,013
Prudential Covered Trust
2.997% due 09/30/2015	754	764
QNB Finance Ltd.
3.125% due 11/16/2015	1,600	1,632
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015	1,000	1,010
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015	1,000	1,001
Shinhan Bank
0.883% due 04/08/2017	1,400	1,404
4.375% due 09/15/2015	300	307
Stone Street Trust
5.902% due 12/15/2015	1,000	1,041
Sumitomo Mitsui Banking Corp.
0.659% due 01/10/2017	500	500
Swedbank Hypotek AB
2.125% due 08/31/2016	2,200	2,246
2.950% due 03/28/2016	1,500	1,539
Woori Bank
7.000% due 02/02/2015	1,800	1,808

		65,758

INDUSTRIALS 17.7%
AbbVie, Inc.
1.200% due 11/06/2015	1,400	1,404
Altria Group, Inc.
4.125% due 09/11/2015	685	701
Amgen, Inc.
0.613% due 05/22/2017	1,350	1,348
2.500% due 11/15/2016	230	236
BAT International Finance PLC
1.400% due 06/05/2015	500	501
Canadian Natural Resources Ltd.
0.632% due 03/30/2016	1,800	1,797
CRH America, Inc.
4.125% due 01/15/2016	500	515
Daimler Finance North America LLC
1.300% due 07/31/2015	1,100	1,105
Discovery Communications LLC
3.700% due 06/01/2015	800	809
Enbridge, Inc.
0.684% due 06/02/2017	2,000	1,993
0.905% due 10/01/2016	175	175
Enterprise Products Operating LLC
5.000% due 03/01/2015	500	503
Genentech, Inc.
4.750% due 07/15/2015	190	194
Glencore Canada Corp.
5.375% due 06/01/2015	1,500	1,526
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	2,500	2,565
Hyundai Capital America
1.625% due 10/02/2015	1,000	1,004
Hyundai Motor Manufacturing Czech s.r.o.
4.500% due 04/15/2015	1,800	1,817
Kansas City Southern de Mexico S.A. de C.V.
0.933% due 10/28/2016	1,700	1,703
KazMunayGas National Co. JSC
11.750% due 01/23/2015	1,000	1,003
Maytag Corp.
5.000% due 05/15/2015	2,000	2,028
McKesson Corp.
0.638% due 09/10/2015	1,500	1,501
NBCUniversal Enterprise, Inc.
0.916% due 04/15/2018	1,500	1,514
Nissan Motor Acceptance Corp.
0.785% due 03/03/2017	500	502
0.955% due 09/26/2016	1,300	1,308
Petroliam Nasional Bhd.
7.750% due 08/15/2015	2,530	2,634
Reynolds American, Inc.
1.050% due 10/30/2015	1,500	1,502
SABIC Capital BV
3.000% due 11/02/2015	500	509
SABMiller Holdings, Inc.
1.850% due 01/15/2015	200	200
Statoil ASA
0.522% due 05/15/2018	1,369	1,368

Telefonica Emisiones S.A.U.
3.729% due 04/27/2015	1,800	1,816
4.949% due 01/15/2015	100	100
Total Capital International S.A.
0.802% due 08/10/2018	267	269
Tyco Electronics Group S.A.
0.433% due 01/29/2016	1,700	1,700
Volkswagen Group of America Finance LLC
0.603% due 05/23/2017	400	399
Volvo Treasury AB
5.950% due 04/01/2015	1,819	1,840
Walgreens Boots Alliance, Inc.
0.682% due 05/18/2016	800	800
Wm Wrigley Jr. Co.
4.650% due 07/15/2015	1,090	1,113
Xerox Corp.
4.250% due 02/15/2015	625	627

		42,629

UTILITIES 7.6%
AT&T, Inc.
0.677% due 03/30/2017	1,600	1,600
BG Energy Capital PLC
2.500% due 12/09/2015	1,500	1,524
BP Capital Markets PLC
0.652% due 11/07/2016	2,200	2,201
Duke Energy Progress, Inc.
0.435% due 03/06/2017	700	698
5.250% due 12/15/2015	800	835
Electricite de France S.A.
0.691% due 01/20/2017	1,400	1,405
Entergy Corp.
3.625% due 09/15/2015	2,000	2,029
Korea Western Power Co. Ltd.
3.125% due 05/10/2017	500	515
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015	300	301
Petrobras Global Finance BV
2.603% due 03/17/2017	1,900	1,759
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015	1,550	1,554
Verizon Communications, Inc.
1.991% due 09/14/2018	3,685	3,837

		18,258

Total Corporate Bonds & Notes (Cost $126,909)		126,645

MUNICIPAL BONDS & NOTES 3.2%
ARIZONA 0.3%
Arizona School Facilities Board Revenue Notes, Series 2013
0.812% due 07/01/2016	600	601

CALIFORNIA 1.1%
California State General Obligation Notes, Series 2013
1.250% due 11/01/2016	200	202
Mount San Antonio Community College District, California General Obligation Notes, Series 2012
3.750% due 08/01/2015	1,050	1,070
University of California Revenue Bonds, Series 2011
0.655% due 07/01/2041	1,200	1,202
University of California Revenue Notes, Series 2013
0.659% due 05/15/2016	200	200

		2,674

FLORIDA 0.3%
JEA Water & Sewer System, Florida Revenue Notes, Series 2013
1.286% due 10/01/2016	600	599
Orlando-Orange County, Florida Expressway Authority Revenue Notes, Series 2013
3.000% due 07/01/2015	100	101

		700

MARYLAND 0.1%
Northeast Maryland Waste Disposal Authority Revenue Notes, Series 2013
4.000% due 04/01/2016	200	209

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Notes, Series 2012
0.380% due 01/01/2017	100	101

MINNESOTA 0.0%
Tobacco Securitization Authority, Minnesota Revenue Notes, Series 2011
3.093% due 03/01/2015	100	100

NEW YORK 0.1%
New York City, New York General Obligation Bonds, Series 2005
4.650% due 06/01/2015	300	305

OHIO 0.2%
Columbus, Ohio General Obligation Notes, Series 2014
0.724% due 02/15/2016	500	502

SOUTH DAKOTA 0.1%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
1.188% due 06/01/2015	200	200

TEXAS 0.4%
Lower Colorado River Authority, Texas Revenue Notes, Series 2012
5.000% due 05/15/2015	400	407
Texas State General Obligation Notes, Series 2013
0.556% due 06/01/2018	655	656

		1,063

VIRGINIA 0.1%
Fairfax County, Virginia Redevelopment & Housing Authority Revenue Notes, Series 2013
0.660% due 03/01/2015	150	150

WASHINGTON 0.5%
Washington State General Obligation Notes, (BABs), Series 2010
2.760% due 08/01/2015	1,100	1,114

Total Municipal Bonds & Notes (Cost $7,711)		7,719

U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
0.447% due 12/25/2017	1,427	1,426
0.570% due 12/25/2043	1,099	1,105
0.710% due 07/25/2037	360	363
0.720% due 06/25/2027 - 09/25/2041	57	57
0.750% due 07/25/2041	1,906	1,931
0.850% due 02/25/2041	108	109
Freddie Mac
0.661% due 08/15/2041	63	64
0.741% due 07/15/2037	235	238
0.761% due 11/15/2037	289	293
1.111% due 01/15/2032	676	695
1.161% due 01/15/2039	206	212
Ginnie Mae
0.726% due 04/20/2062	121	121
NCUA Guaranteed Notes
0.717% due 12/08/2020	2,053	2,074

Total U.S. Government Agencies (Cost $8,644)		8,688

MORTGAGE-BACKED SECURITIES 2.7%
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.933% due 07/10/2045	1,000	1,010
Bear Stearns Commercial Mortgage Securities Trust
5.468% due 06/11/2041	13	13
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.226% due 07/15/2044	1,591	1,617
DBRR Trust
0.853% due 02/25/2045	476	476
GS Mortgage Securities Corp.
4.761% due 07/10/2039	588	591
GS Mortgage Securities Trust
1.144% due 05/10/2045	65	65
JPMorgan Chase Commercial Mortgage Securities Trust
5.681% due 02/12/2049	383	399
LB-UBS Commercial Mortgage Trust
5.150% due 04/15/2030	446	447
Morgan Stanley Capital Trust
3.884% due 09/15/2047	1,400	1,428
4.989% due 08/13/2042	187	187

Wells Fargo-RBS Commercial Mortgage Trust
1.081% due 04/15/2045	403	404

Total Mortgage-Backed Securities (Cost $6,809)		6,637

ASSET-BACKED SECURITIES 6.7%
Ally Auto Receivables Trust
0.740% due 04/15/2016	23	23
California Republic Auto Receivables Trust
0.630% due 06/15/2017	1,500	1,500
Chase Issuance Trust
0.590% due 08/15/2017	500	500
Citibank Credit Card Issuance Trust
0.271% due 12/17/2018	2,000	1,992
Fifth Third Auto Trust
0.450% due 04/17/2017	1,000	1,000
Ford Credit Auto Lease Trust
0.431% due 01/15/2016	509	509
Ford Credit Auto Owner Trust
0.550% due 04/15/2016	124	124
Gracechurch Card Funding PLC
0.861% due 02/15/2017	2,400	2,402
Lockwood Grove CLO Ltd.
1.603% due 01/25/2024	1,600	1,600
Nissan Auto Lease Trust
0.431% due 01/15/2016	613	613
SLC Student Loan Trust
0.312% due 11/15/2021	372	372
SLM Student Loan Trust
0.330% due 02/27/2017	11	11
0.415% due 05/25/2018	1,329	1,329
0.434% due 01/25/2016	53	53
0.521% due 09/15/2022	2,912	2,912
0.620% due 09/25/2026	495	494
0.634% due 04/25/2023	624	624

Total Asset-Backed Securities (Cost $16,067)		16,058

SOVEREIGN ISSUES 1.1%
Export-Import Bank of Korea
1.093% due 09/17/2016	1,000	1,005
4.125% due 09/09/2015	425	435
Japan Bank for International Cooperation
0.593% due 11/13/2018	1,000	1,001
Municipality Finance PLC
2.375% due 05/16/2016	250	256

Total Sovereign Issues (Cost $2,695)		2,697

SHORT-TERM INSTRUMENTS 7.3%
CERTIFICATES OF DEPOSIT 3.3%
Banco do Brasil S.A.
1.211% due 06/29/2015	2,100	2,100
Intesa Sanpaolo SpA
1.610% due 04/11/2016	1,000	1,002
1.650% due 04/07/2015	800	802
Itau Unibanco Holding S.A.
1.151% due 06/04/2015	2,000	2,000
Kookmin Bank
0.744% due 07/15/2015	250	250
0.804% due 04/27/2015	1,800	1,800

		7,954

COMMERCIAL PAPER 3.1%
ENI Finance USA, Inc.
0.619% due 02/17/2015	1,750	1,750
Ford Motor Credit Co.
0.720% due 03/02/2015	500	499
0.760% due 01/05/2015	1,650	1,650
NiSource Finance Corp.
0.680% due 01/05/2015	500	500
0.720% due 01/05/2015	1,000	1,000
Tesco Treasury Services PLC
1.024% due 08/17/2015	1,800	1,768

Vodafone Group PLC
0.530% due 06/02/2015	300	300

		7,467

REPURCHASE AGREEMENTS (a) 0.9%		2,106

Total Short-Term Instruments (Cost $17,545)		17,527

Total Investments in Securities (Cost $186,380)		185,971

	SHARES
INVESTMENTS IN AFFILIATES 23.3%
SHORT-TERM INSTRUMENTS 23.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.3%
PIMCO Short-Term Floating NAV Portfolio	31	0
PIMCO Short-Term Floating NAV Portfolio III	5,670,058	56,202

Total Short-Term Instruments (Cost $56,403)		56,202

Total Investments in Affiliates (Cost $56,403)		56,202

Total Investments 100.5% (Cost $242,783)		$242,173
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $(13))		(16)
Other Assets and Liabilities, net (0.5%)		(1,248)

Net Assets 100.0%		$240,909

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$2,106	Fannie Mae 2.260% due 10/17/2022	$(2,148)	$2,106	$2,106

Total Repurchase Agreements						$(2,148)	$2,106	$2,106

(1)	Includes accrued interest.

As of December 31, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings while outstanding during the period ended December 31, 2014 was $14,845 at a weighted average interest rate of 0.332%.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
90-Day Eurodollar June Futures	Short	06/2016	175	$4	$0	$(4)

Total Futures Contracts				$4	$0	$(4)

Cash of $70 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
HUS	Petrobras International Finance Co.	1.000%	03/20/2015	5.660%	$600	$(2)	$(4)	$0	$(6)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$1,047	$(4)	$2	$0	$(2)
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	2,267	(7)	3	0	(4)

					$(11)	$5	$0	$(6)

Total Swap Agreements					$(13)	$1	$0	$(12)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$65,758	$0	$65,758
Industrials	0	42,629	0	42,629
Utilities	0	18,258	0	18,258
Municipal Bonds & Notes
Arizona	0	601	0	601
California	0	2,674	0	2,674
Florida	0	700	0	700
Maryland	0	209	0	209
Massachusetts	0	101	0	101
Minnesota	0	100	0	100
New York	0	305	0	305
Ohio	0	502	0	502
South Dakota	0	200	0	200
Texas	0	1,063	0	1,063
Virginia	0	150	0	150
Washington	0	1,114	0	1,114
U.S. Government Agencies	0	8,688	0	8,688
Mortgage-Backed Securities	0	6,161	476	6,637
Asset-Backed Securities	0	16,058	0	16,058
Sovereign Issues	0	2,697	0	2,697
Short-Term Instruments
Certificates of Deposit	0	7,954	0	7,954
Commercial Paper	0	7,467	0	7,467
Repurchase Agreements	0	2,106	0	2,106
	$0	$185,495	$476	$185,971

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$56,202	$0	$0	$56,202

Total Investments	$56,202	$185,495	$476	$242,173

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	0	0	(4)
Over the counter	0	(12)	0	(12)

	$(4)	$(12)	$0	$(16)

Totals	$56,198	$185,483	$476	$242,157

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Short Duration Municipal Income Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.0%
MUNICIPAL BONDS & NOTES 93.8%
ALABAMA 0.9%
Alabama 21st Century Authority Revenue Notes, Series 2012
5.000% due 06/01/2019	$1,750	$2,002

ARIZONA 1.1%
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2016	1,105	1,160
Phoenix Civic Improvement Corp., Arizona Revenue Notes, Series 2014
5.000% due 07/01/2020	1,175	1,393

		2,553

CALIFORNIA 9.8%
Bay Area Toll Authority, California Revenue Bonds, Series 2007
0.740% due 04/01/2047	5,000	5,075
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.958% due 04/01/2045	2,500	2,533
California Educational Facilities Authority Revenue Notes, Series 2010
0.840% due 10/01/2015	780	780
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	565	579
California State Department of Water Resources Power Supply Revenue Notes, Series 2011
5.000% due 05/01/2015	3,000	3,047
Contra Costa Transportation Authority, California Revenue Bonds, Series 2012
0.474% due 03/01/2034	5,000	5,003
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
5.000% due 01/15/2053	3,000	3,269
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
4.000% due 07/01/2015	250	255
Regents of the University of California Medical Center Pooled Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,062
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2015	1,115	1,131

		22,734

CONNECTICUT 0.2%
Connecticut State Health & Educational Facility Authority Revenue Notes, Series 2012
3.000% due 07/01/2017	500	520

FLORIDA 3.5%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	5,000	5,308
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2008
5.250% due 10/01/2018	1,000	1,148
Palm Beach County, Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	1,600	1,703

		8,159

GEORGIA 6.7%
Atlanta Department of Aviation, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2018	1,265	1,416
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	5,000	5,063
Burke County, Georgia Development Authority Revenue Bonds, Series 2008
1.400% due 11/01/2048	4,000	4,010
Burke County, Georgia Development Authority Revenue Bonds, Series 2012
1.750% due 12/01/2049	3,000	3,032
Floyd County, Georgia Development Authority Revenue Notes, Series 2012
0.850% due 07/01/2022	2,000	2,007

		15,528

ILLINOIS 5.0%
Chicago, Illinois O’Hare International Airport Revenue Notes, Series 2011
3.000% due 01/01/2015	1,000	1,000
Illinois Finance Authority Revenue Bonds, Series 2008
1.300% due 07/01/2042	1,665	1,677
Illinois State General Obligation Notes, Series 2012
5.000% due 08/01/2016	4,105	4,359

Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,065
Melrose Park Village, Illinois General Obligation Bonds, (NPFGC Insured), Series 2004
6.750% due 12/15/2016	70	75
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	2,860	3,287

		11,463

MARYLAND 0.5%
Maryland Community Development Administration Revenue Bonds, Series 2011
0.990% due 03/01/2036	150	150
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2013
4.000% due 07/01/2016	490	514
5.000% due 07/01/2017	450	494

		1,158

MASSACHUSETTS 3.3%
Commonwealth of Massachusetts General Obligation Notes, Series 2013
0.400% due 02/01/2017	1,000	1,002
Massachusetts Development Finance Agency Revenue Notes, Series 2014
1.500% due 08/01/2019	5,000	4,985
Massachusetts State College Building Authority Revenue Notes, Series 2014
5.000% due 05/01/2019	1,330	1,534

		7,521

MICHIGAN 5.0%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	5,000	5,523
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	5,000	5,081
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	490	434
Michigan Trunk Line State Revenue Notes, Series 2012
5.000% due 11/15/2017	500	557

		11,595

MINNESOTA 1.0%
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	2,150	2,379

MISSOURI 0.5%
Missouri Development Finance Board Revenue Notes, Series 2012
4.000% due 12/01/2016	1,000	1,065

NEBRASKA 1.1%
Nebraska Public Power District Revenue Notes, Series 2014
4.000% due 07/01/2018	2,000	2,192
4.000% due 01/01/2020	240	268

		2,460

NEVADA 6.4%
Clark Department of Aviation, Nevada Revenue Notes, Series 2014
5.000% due 07/01/2018	9,050	10,201
Nevada State Revenue Notes, Series 2013
5.000% due 12/01/2017	4,000	4,476

		14,677

NEW HAMPSHIRE 0.5%
Merrimack County, New Hampshire General Obligation Notes, Series 2012
4.000% due 12/01/2016	1,020	1,086

NEW JERSEY 2.8%
New Jersey State Turnpike Authority Revenue Notes, Series 2013
5.000% due 01/01/2017	525	568
5.000% due 01/01/2018	400	446
New Jersey Transit Corp. Revenue Notes, Series 2014
5.000% due 09/15/2017	5,000	5,474

		6,488

NEW MEXICO 2.5%
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	5,000	5,724

NEW YORK 10.5%
Amherst Development Corp., New York Revenue Notes, (AGM Insured), Series 2010
4.000% due 10/01/2016	1,135	1,199
Build NYC Resource Corp., New York Revenue Notes, Series 2012
4.000% due 08/01/2015	700	712
5.000% due 08/01/2016	800	848
5.000% due 08/01/2017	650	708
Metropolitan Transportation Authority, New York Revenue Notes, Series 2006
5.000% due 11/15/2015	140	146
Metropolitan Transportation Authority, New York Revenue Notes, Series 2014
5.000% due 11/15/2018	2,000	2,285
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	1,335	1,404
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2009
1.350% due 01/01/2036	4,400	4,430
New York Local Government Assistance Corp. Revenue Bonds, Series 1993
5.500% due 04/01/2017	1,250	1,339
New York State Dormitory Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	845	874
5.000% due 07/01/2016	1,000	1,063
New York State Energy Research & Development Authority Revenue Notes, Series 2011
2.125% due 03/15/2015	4,500	4,512
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, Series 2007
5.000% due 04/01/2017	100	109
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	3,500	4,007
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2012
4.000% due 11/15/2016	500	532

		24,168

NORTH CAROLINA 3.6%
North Carolina Eastern Municipal Power Agency Revenue Notes, Series 2012
5.000% due 01/01/2016	1,340	1,400
North Carolina Municipal Power Agency No. 1 Revenue Notes, Series 2012
5.000% due 01/01/2015	2,625	2,625
North Carolina State Revenue Notes, Series 2013
5.000% due 05/01/2018	3,000	3,382
University of North Carolina at Greensboro Revenue Notes, Series 2014
4.000% due 04/01/2019	360	399
5.000% due 04/01/2020	500	586

		8,392

OHIO 6.7%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2017	1,000	1,086
Cleveland, Ohio General Obligation Notes, Series 2012
4.000% due 12/01/2015	1,000	1,033
Kent State University, Ohio Revenue Notes, Series 2012
4.000% due 05/01/2016	1,000	1,047
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	7,650	8,092
Ohio Higher Educational Facility Commission Revenue Notes, Series 2012
5.000% due 01/01/2017	2,000	2,169
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2019	100	116
Ohio State Water Development Authority Revenue Bonds, Series 2010
3.375% due 07/01/2033	2,000	2,026

		15,569

OREGON 0.5%
Oregon State Facilities Authority Revenue Notes, Series 2011
5.250% due 05/01/2019	920	1,064

PENNSYLVANIA 5.6%
Beaver County, Pennsylvania Hospital Authority Revenue Notes, Series 2012
5.000% due 05/15/2017	1,460	1,592
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2008
2.700% due 04/01/2035	2,100	2,133
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
1.750% due 12/01/2033	2,500	2,530
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	3,185	3,516
5.000% due 07/01/2018	2,875	3,271

		13,042

TENNESSEE 2.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue Notes, Series 2012
5.000% due 10/01/2017	2,000	2,227

Tennessee Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 09/01/2015	2,450	2,518

		4,745

TEXAS 8.9%
City Public Service Board of San Antonio, Texas Revenue Notes, Series 2014
5.000% due 02/01/2020	1,950	2,285
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2013
5.000% due 11/01/2018	1,275	1,456
Lower Colorado River Authority, Texas Revenue Notes, Series 2010
5.000% due 05/15/2015	550	560
Lower Colorado River Authority, Texas Revenue Notes, Series 2012
5.000% due 05/15/2018	500	563
Lower Colorado River Authority, Texas Revenue Notes, Series 2013
5.000% due 05/15/2017	5,000	5,467
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,104
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2010
1.200% due 08/01/2040	4,900	4,918
San Antonio, Texas Water System Revenue Bonds, Series 2013
0.720% due 05/01/2043	3,000	3,000
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2012
5.000% due 12/15/2017	1,145	1,272

		20,625

UTAH 0.1%
Intermountain Power Agency, Utah Revenue Notes, Series 2014
4.000% due 07/01/2017	300	323

VIRGINIA 0.5%
Virginia Resources Authority Revenue Notes, Series 2012
5.000% due 11/01/2017	1,000	1,110

WASHINGTON 1.7%
Energy Northwest, Washington Revenue Notes, Series 2012
5.000% due 07/01/2017	2,500	2,759
Washington State General Obligation Notes, Series 2012
5.000% due 07/01/2017	1,125	1,243

		4,002

WEST VIRGINIA 1.5%
Mason County, West Virginia Revenue Bonds, Series 2003
1.625% due 10/01/2022	2,000	2,015
West Virginia Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	1,500	1,505

		3,520

WISCONSIN 1.3%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
1.250% due 08/15/2025	3,000	3,011

Total Municipal Bonds & Notes (Cost $214,759)		216,683

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (a) 0.2%		509

Total Short-Term Instruments (Cost $509)		509

Total Investments in Securities (Cost $215,268)		217,192

	SHARES
INVESTMENTS IN AFFILIATES 5.7%
SHORT-TERM INSTRUMENTS 5.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%
PIMCO Short-Term Floating NAV Portfolio	1,600	16
PIMCO Short-Term Floating NAV Portfolio III	1,311,220	12,997

Total Short-Term Instruments (Cost $13,102)	13,013

Total Investments in Affiliates (Cost $13,102)	13,013

Total Investments 99.7% (Cost $228,370)	$230,205
Other Assets and Liabilities, net 0.3%	802

Net Assets 100.0%	$231,007

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$509	Fannie Mae 2.260% due 10/17/2022	$(521)	$509	$509

Total Repurchase Agreements						$(521)	$509	$509

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$2,002	$0	$2,002
Arizona	0	2,553	0	2,553
California	0	22,734	0	22,734
Connecticut	0	520	0	520
Florida	0	8,159	0	8,159
Georgia	0	15,528	0	15,528
Illinois	0	11,463	0	11,463
Maryland	0	1,158	0	1,158
Massachusetts	0	7,521	0	7,521
Michigan	0	11,595	0	11,595
Minnesota	0	2,379	0	2,379
Missouri	0	1,065	0	1,065
Nebraska	0	2,460	0	2,460
Nevada	0	14,677	0	14,677
New Hampshire	0	1,086	0	1,086
New Jersey	0	6,488	0	6,488
New Mexico	0	5,724	0	5,724
New York	0	24,168	0	24,168
North Carolina	0	8,392	0	8,392
Ohio	0	15,569	0	15,569
Oregon	0	1,064	0	1,064
Pennsylvania	0	13,042	0	13,042
Tennessee	0	4,745	0	4,745
Texas	0	20,625	0	20,625
Utah	0	323	0	323
Virginia	0	1,110	0	1,110
Washington	0	4,002	0	4,002
West Virginia	0	3,520	0	3,520
Wisconsin	0	3,011	0	3,011
Short-Term Instruments
Repurchase Agreements	0	509	0	509
	$0	$217,192	$0	$217,192

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,013	$0	$0	$13,013

Total Investments	$13,013	$217,192	$0	$230,205

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.9%
BANK LOAN OBLIGATIONS 0.5%
Cable & Wireless Communications
TBD% due 11/06/2016		$3,450	$3,450
Dell, Inc.
3.750% due 10/29/2018		42,275	42,147
H.J. Heinz Co.
3.500% due 06/05/2020		16,001	15,935
HCA, Inc.
2.669% due 05/02/2016		15,837	15,782

Total Bank Loan Obligations (Cost $77,334)			77,314

CORPORATE BONDS & NOTES 66.2%
BANKING & FINANCE 33.7%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		4,000	3,925
Ally Financial, Inc.
2.750% due 01/30/2017		23,170	23,156
2.911% due 07/18/2016		1,000	996
3.500% due 07/18/2016		13,700	13,888
4.625% due 06/26/2015		61,498	62,036
5.500% due 02/15/2017		18,612	19,589
8.300% due 02/12/2015		12,530	12,608
American Express Credit Corp.
0.547% due 09/22/2017		7,900	7,860
0.722% due 08/15/2019		33,900	33,692
0.793% due 03/18/2019		12,000	11,962
American Honda Finance Corp.
0.609% due 05/26/2016		3,500	3,508
1.000% due 08/11/2015		21,550	21,636
American International Group, Inc.
5.050% due 10/01/2015		8,100	8,348
American Tower Corp.
4.625% due 04/01/2015		2,400	2,422
AmSouth Bank
5.200% due 04/01/2015		611	617
Banco Bradesco S.A.
4.500% due 01/12/2017		6,100	6,329
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.750% due 01/18/2017		14,100	14,946
Banco do Brasil S.A.
4.500% due 01/22/2015		3,200	3,202
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		5,400	5,481
Banco Santander Brasil S.A.
4.250% due 01/14/2016		30,663	31,245
4.500% due 04/06/2015		8,050	8,119
4.625% due 02/13/2017		58,805	61,233
Banco Santander Chile
1.130% due 04/11/2017		21,095	21,013
1.831% due 01/19/2016		9,150	9,196
2.110% due 06/07/2018		3,450	3,502
3.750% due 09/22/2015		15,132	15,371
4.500% due 03/13/2017	AUD	3,296	2,720
Bank Nederlandse Gemeenten NV
0.512% due 05/15/2018 (f)		$84,800	85,334
Bank of America Corp.
0.562% due 08/15/2016		6,295	6,248
0.843% due 08/25/2017		13,200	13,194
1.250% due 01/11/2016		51,190	51,301
1.500% due 10/09/2015		11,025	11,074
3.625% due 03/17/2016		8,195	8,429
3.700% due 09/01/2015		10,485	10,671
5.625% due 10/14/2016		700	750
6.875% due 04/25/2018		5,000	5,747
Bank of America N.A.
5.300% due 03/15/2017		4,750	5,105
Bank of China Hong Kong Ltd.
3.750% due 11/08/2016		3,275	3,385
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.684% due 02/26/2016		2,220	2,223
0.846% due 09/09/2016		8,250	8,284
1.200% due 03/10/2017		8,000	7,940
2.700% due 09/09/2018		2,175	2,215
3.728% due 03/20/2018	AUD	4,600	3,770

Banque Federative du Credit Mutuel S.A.
1.083% due 10/28/2016		$3,726	3,751
Banque PSA Finance S.A.
3.875% due 01/14/2015	EUR	23,565	28,534
4.875% due 09/25/2015		550	684
Barclays Bank PLC
4.750% due 02/23/2015		$36,800	37,016
BB&T Corp.
3.200% due 03/15/2016		27,114	27,751
BBVA Banco Continental S.A.
2.250% due 07/29/2016		12,500	12,531
BBVA Bancomer S.A.
4.500% due 03/10/2016		37,800	39,123
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		22,500	23,106
Bear Stearns Cos. LLC
6.400% due 10/02/2017		2,750	3,082
7.250% due 02/01/2018		1,400	1,615
BPCE S.A.
0.802% due 11/18/2016		10,390	10,402
0.862% due 06/23/2017		11,850	11,857
0.873% due 06/17/2017		81,300	81,483
1.082% due 02/10/2017		10,750	10,827
1.357% due 03/06/2017	GBP	25,100	39,382
1.484% due 04/25/2016		$1,495	1,512
CaixaBank S.A.
3.250% due 10/05/2015	EUR	11,100	13,737
CIT Group, Inc.
4.250% due 08/15/2017		$26,640	27,239
4.750% due 02/15/2015		16,110	16,137
5.000% due 05/15/2017		3,700	3,848
5.250% due 03/15/2018		8,600	8,987
Citigroup, Inc.
1.932% due 05/15/2018		4,700	4,859
2.250% due 08/07/2015		4,800	4,842
3.953% due 06/15/2016		2,500	2,597
4.875% due 05/07/2015		2,000	2,027
5.500% due 11/18/2015	GBP	8,600	13,975
Corpbanca S.A.
3.875% due 09/22/2019		$5,050	5,073
Credit Agricole S.A.
0.785% due 06/12/2017		26,500	26,537
0.814% due 06/02/2017		81,350	81,531
1.031% due 04/15/2019		26,220	26,449
Credit Suisse
0.724% due 05/26/2017		49,500	49,469
1.625% due 03/06/2015		36,500	36,582
DBS Bank Ltd.
0.840% due 07/15/2021		113,845	112,992
DBS Group Holdings Ltd.
0.729% due 07/16/2019		26,800	26,818
Dexia Credit Local S.A.
0.630% due 01/11/2017 (f)		165,360	166,102
0.630% due 01/11/2017		6,950	6,981
1.250% due 10/18/2016		40,450	40,633
DNB Boligkreditt A/S
1.450% due 03/21/2019		45,000	44,873
2.900% due 03/29/2017		116,940	120,074
Eksportfinans ASA
0.890% due 06/16/2015	JPY	400,000	3,338
2.000% due 09/15/2015		$72,755	72,931
2.375% due 05/25/2016		19,736	19,832
5.500% due 05/25/2016		7,535	7,892
5.500% due 06/26/2017		20,775	22,216
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
0.110% due 03/20/2017		17,350	16,779
First Horizon National Corp.
5.375% due 12/15/2015		4,030	4,174
Ford Motor Credit Co. LLC
0.755% due 09/08/2017		50,400	50,086
1.070% due 03/12/2019 (f)		113,900	113,363
1.500% due 01/17/2017		15,924	15,847
2.375% due 01/16/2018		500	503
3.000% due 06/12/2017		6,800	6,981
3.984% due 06/15/2016		500	518
4.207% due 04/15/2016		600	621
General Motors Financial Co., Inc.
2.625% due 07/10/2017		33,000	33,165
2.750% due 05/15/2016		22,000	22,399
3.000% due 09/25/2017		12,700	12,859
3.500% due 07/10/2019		400	409
4.750% due 08/15/2017		800	846
GMAC International Finance BV
7.500% due 04/21/2015	EUR	13,600	16,724
Goldman Sachs Group, Inc.
0.697% due 03/22/2016		$14,520	14,492

0.860% due 06/04/2017 (f)		172,600	172,347
1.251% due 10/23/2019		54,700	55,018
1.433% due 04/30/2018		6,000	6,075
1.600% due 11/23/2015		9,015	9,065
3.625% due 02/07/2016		5,700	5,851
5.250% due 12/15/2015	GBP	26,969	43,655
7.750% due 11/23/2016	AUD	18,680	16,476
Hana Bank
1.357% due 11/09/2016		$13,310	13,407
1.375% due 02/05/2016		20,530	20,561
4.000% due 11/03/2016		46,852	49,065
4.500% due 10/30/2015		2,256	2,319
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		500	501
2.700% due 03/15/2017		30	31
HBOS PLC
0.935% due 09/06/2017		58,217	58,106
0.957% due 09/30/2016		30,950	30,879
HSBC Finance Corp.
0.664% due 06/01/2016		57,499	57,393
HSBC USA, Inc.
0.843% due 11/13/2019		23,300	23,327
HSH Nordbank AG
0.383% due 12/31/2015		59,650	59,380
Hypothekenbank Frankfurt AG
0.110% due 09/20/2017		1,950	1,913
Hyundai Capital Services, Inc.
1.043% due 03/18/2017		44,262	44,197
3.500% due 09/13/2017		3,300	3,416
4.375% due 07/27/2016		85,041	89,071
6.000% due 05/05/2015		16,114	16,385
Industrial Bank of Korea
1.375% due 10/05/2015		17,300	17,388
2.375% due 07/17/2017		39,230	39,831
3.750% due 09/29/2016		9,060	9,435
4.375% due 08/04/2015		11,034	11,271
ING Bank NV
0.933% due 07/03/2017		4,900	4,887
0.945% due 10/01/2019		82,000	82,209
International Lease Finance Corp.
3.875% due 04/15/2018		2,100	2,104
4.875% due 04/01/2015		22,770	22,978
5.750% due 05/15/2016		26,750	27,803
6.750% due 09/01/2016		14,100	15,052
7.125% due 09/01/2018		7,500	8,419
8.625% due 09/15/2015		63,949	66,827
8.750% due 03/15/2017		4,300	4,773
Intesa Sanpaolo SpA
3.625% due 08/12/2015		15,700	15,914
IPIC GMTN Ltd.
1.750% due 11/30/2015		15,200	15,272
3.125% due 11/15/2015		13,210	13,426
Jackson National Life Global Funding
1.250% due 02/21/2017		24,000	23,897
JPMorgan Bank Dublin PLC
0.500% due 11/30/2016	EUR	20,000	23,556
JPMorgan Chase & Co.
0.479% due 10/12/2015		15,400	18,635
0.752% due 02/15/2017		$115,250	115,019
0.784% due 04/25/2018		41,000	40,939
0.854% due 02/26/2016		23,200	23,253
1.064% due 05/30/2017	GBP	19,550	30,123
2.600% due 01/15/2016		$13,600	13,839
JPMorgan Chase Bank N.A.
0.571% due 06/13/2016		7,750	7,720
0.654% due 06/02/2017		34,600	34,454
Kookmin Bank
0.889% due 03/11/2016		29,700	29,701
0.991% due 03/14/2017		13,200	13,184
1.375% due 01/15/2016		2,300	2,310
1.480% due 10/11/2016		7,650	7,741
Korea Development Bank
0.689% due 06/11/2015		25,000	25,000
0.857% due 01/22/2017		16,900	16,944
0.932% due 08/20/2015		31,200	31,233
1.000% due 01/22/2016		8,225	8,224
3.250% due 03/09/2016		17,557	17,986
3.500% due 08/22/2017		18,259	19,053
3.875% due 05/04/2017		30,956	32,457
4.000% due 09/09/2016		23,940	25,020
4.375% due 08/10/2015		9,701	9,910
Korea Exchange Bank
1.750% due 09/27/2015		12,800	12,872
2.000% due 04/02/2018		700	694
3.125% due 06/26/2017		13,150	13,569
4.875% due 01/14/2016		3,700	3,834

Korea Finance Corp.
2.250% due 08/07/2017		12,530	12,689
3.250% due 09/20/2016		10,671	11,024
LeasePlan Australia Ltd.
4.500% due 03/13/2017	AUD	10,380	8,642
LeasePlan Corp. NV
2.500% due 05/16/2018		$6,590	6,598
3.000% due 10/23/2017		32,469	33,281
Loews Corp.
5.250% due 03/15/2016		17,805	18,718
Macquarie Bank Ltd.
1.045% due 03/24/2017		42,850	43,059
5.000% due 02/22/2017		2,170	2,316
Macquarie Group Ltd.
3.000% due 12/03/2018		92,779	95,081
Mitsubishi UFJ Lease & Finance Co. Ltd.
1.006% due 07/23/2019		8,550	8,563
1.875% due 10/17/2016		4,420	4,454
Mizuho Bank Ltd.
0.659% due 04/16/2017		6,725	6,732
0.705% due 09/25/2017		2,055	2,058
Morgan Stanley
3.450% due 11/02/2015		5,063	5,163
3.800% due 04/29/2016		2,569	2,655
4.000% due 07/24/2015		43,656	44,488
5.375% due 10/15/2015		8,920	9,229
5.450% due 01/09/2017		300	322
5.750% due 10/18/2016		9,500	10,207
MUFG Union Bank N.A.
1.005% due 09/26/2016		8,800	8,849
National City Bank
0.591% due 12/15/2016		2,000	1,992
Nationwide Building Society
4.650% due 02/25/2015		3,850	3,871
Navient Corp.
4.625% due 09/25/2017		400	407
5.000% due 04/15/2015		21,165	21,377
6.000% due 01/25/2017		1,000	1,050
6.250% due 01/25/2016		101,077	105,373
8.450% due 06/15/2018		2,950	3,297
8.780% due 09/15/2016	MXN	21,400	1,460
Nordea Bank AB
0.693% due 05/13/2016		$1,600	1,607
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		7,700	7,864
NRAM Covered Bond LLP
5.625% due 06/22/2017		34,150	37,506
ORIX Corp.
4.710% due 04/27/2015		19,619	19,854
5.000% due 01/12/2016		5,649	5,843
Piper Jaffray Cos.
3.255% due 05/31/2017		24,550	24,552
4.755% due 11/30/2015		3,300	3,320
Pricoa Global Funding
1.150% due 11/25/2016		1,000	999
Prudential Covered Trust
2.997% due 09/30/2015		25,631	25,996
QNB Finance Ltd.
1.483% due 10/31/2016		1,050	1,065
3.125% due 11/16/2015		13,200	13,462
RCI Banque S.A.
4.600% due 04/12/2016		12,433	12,926
Regions Bank
7.500% due 05/15/2018		3,650	4,244
Regions Financial Corp.
5.750% due 06/15/2015		15,676	16,003
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		25,280	25,537
5.050% due 01/08/2015		2,455	2,455
Royal Bank of Scotland NV
0.936% due 03/09/2015		16,950	16,907
Royal Bank of Scotland PLC
3.950% due 09/21/2015		973	993
4.875% due 03/16/2015		5,000	5,039
5.000% due 05/17/2015		100	101
Santander Holdings USA, Inc.
3.000% due 09/24/2015		3,635	3,679
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		12,255	12,272
3.781% due 10/07/2015		400	409
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		13,900	13,028
Shinhan Bank
0.883% due 04/08/2017		17,950	18,004
SL Green Realty Corp.
5.000% due 08/15/2018		15,700	16,853

Springleaf Finance Corp.
5.400% due 12/01/2015		9,900	10,172
5.750% due 09/15/2016		800	828
6.900% due 12/15/2017		13,100	13,984
Stone Street Trust
5.902% due 12/15/2015		27,100	28,216
Swedbank Hypotek AB
2.125% due 08/31/2016		45,550	46,511
2.950% due 03/28/2016		45,200	46,387
Synchrony Financial
1.875% due 08/15/2017		5,200	5,214
Toyota Motor Credit Corp.
0.522% due 05/17/2016		35,000	35,079
Trafford Centre Finance Ltd.
0.757% due 07/28/2015	GBP	42	66
U.S. Bank N.A.
0.713% due 10/28/2019		$34,000	34,120
3.778% due 04/29/2020		32,774	33,071
UBS AG
0.873% due 08/14/2019		63,650	63,922
4.750% due 05/22/2023		700	708
Vesey Street Investment Trust
4.404% due 09/01/2016		800	840
Wachovia Corp.
0.511% due 06/15/2017		2,800	2,796
0.601% due 10/15/2016		3,491	3,478
Wells Fargo & Co.
0.641% due 09/14/2018		23,500	23,273
Weyerhaeuser Co.
6.950% due 08/01/2017		10,050	11,302
Woori Bank
4.500% due 10/07/2015		1,073	1,101

			5,106,998

INDUSTRIALS 22.7%
3M Co.
0.310% due 11/09/2018	EUR	27,500	33,344
AbbVie, Inc.
1.200% due 11/06/2015 (f)		$155,910	156,399
Actavis, Inc.
1.875% due 10/01/2017		3,499	3,488
Alibaba Group Holding Ltd.
2.500% due 11/28/2019		15,000	14,815
Altria Group, Inc.
4.125% due 09/11/2015		2,750	2,813
Amgen, Inc.
0.613% due 05/22/2017		52,400	52,318
0.833% due 05/22/2019		3,965	3,969
1.250% due 05/22/2017		8,169	8,112
2.125% due 05/15/2017		14,193	14,388
2.300% due 06/15/2016		36,400	36,996
2.500% due 11/15/2016		2,350	2,406
5.850% due 06/01/2017		4,500	4,960
Anadarko Petroleum Corp.
5.950% due 09/15/2016		18,584	19,887
6.375% due 09/15/2017		3,164	3,520
Anglo American Capital PLC
1.181% due 04/15/2016		7,300	7,310
2.625% due 04/03/2017		1,450	1,468
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015		2,100	2,104
Asciano Finance Ltd.
3.125% due 09/23/2015		4,500	4,553
5.000% due 04/07/2018		810	871
AutoZone, Inc.
5.750% due 01/15/2015		12,900	12,918
Aviation Capital Group Corp.
3.875% due 09/27/2016		27,800	28,519
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		8,279	8,507
Barrick Gold Corp.
6.950% due 04/01/2019		2,200	2,508
BAT International Finance PLC
1.400% due 06/05/2015		20,910	20,950
2.125% due 06/07/2017		8,000	8,080
Becton Dickinson and Co.
0.691% due 06/15/2016		177,700	177,806
BMW U.S. Capital LLC
0.574% due 06/02/2017		37,200	37,200
Boston Scientific Corp.
6.250% due 11/15/2015		59,468	61,969
6.400% due 06/15/2016		1,400	1,499
Brambles USA, Inc.
3.950% due 04/01/2015		1,645	1,657

Cameron International Corp.
1.150% due 12/15/2016		2,500	2,476
Canadian Natural Resources Ltd.
0.632% due 03/30/2016		14,900	14,878
Cemex S.A.B. de C.V.
5.257% due 09/30/2015		150	152
Chesapeake Energy Corp.
3.481% due 04/15/2019		19,700	19,355
Cheung Kong Infrastructure Finance BVI Ltd.
0.947% due 06/20/2017		7,700	7,682
CNPC General Capital Ltd.
2.750% due 04/19/2017		4,900	4,962
CNPC HK Overseas Capital Ltd.
3.125% due 04/28/2016		2,410	2,458
Coca-Cola HBC Finance BV
5.500% due 09/17/2015		7,787	8,004
ConAgra Foods, Inc.
0.601% due 07/21/2016		144,740	144,438
1.300% due 01/25/2016		9,733	9,735
CONSOL Energy, Inc.
8.250% due 04/01/2020		800	833
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018		4,478	4,926
Covidien International Finance S.A.
1.350% due 05/29/2015		21,625	21,692
2.800% due 06/15/2015		2,425	2,448
COX Communications, Inc.
5.875% due 12/01/2016		1,300	1,406
Cox Communications, Inc.
7.250% due 11/15/2015		4,820	5,075
CRH America, Inc.
8.125% due 07/15/2018		1,900	2,276
Crown Castle Towers LLC
3.214% due 08/15/2035		3,960	4,009
D.R. Horton, Inc.
6.500% due 04/15/2016		7,900	8,374
Daimler Finance North America LLC
0.572% due 08/01/2017		32,500	32,429
0.588% due 03/10/2017		12,850	12,831
0.912% due 08/01/2016		25,650	25,797
1.092% due 08/01/2018		4,420	4,480
1.300% due 07/31/2015		78,035	78,372
1.450% due 08/01/2016		3,275	3,291
2.400% due 04/10/2017		100	102
2.950% due 01/11/2017		200	206
DCP Midstream Operating LP
2.700% due 04/01/2019		1,600	1,568
Delta Air Lines Pass-Through Trust
6.750% due 05/23/2017		4,250	4,420
Devon Energy Corp.
0.781% due 12/15/2016		7,691	7,660
Discovery Communications LLC
3.700% due 06/01/2015		1,198	1,212
DISH DBS Corp.
4.625% due 07/15/2017		500	518
7.125% due 02/01/2016		75,514	79,573
7.750% due 05/31/2015		16,900	17,386
Dow Chemical Co.
2.500% due 02/15/2016		2,114	2,152
eBay, Inc.
0.712% due 08/01/2019		22,164	21,764
Ecolab, Inc.
1.000% due 08/09/2015		5,000	5,014
Embraer Overseas Ltd.
6.375% due 01/24/2017		3,000	3,236
Enbridge, Inc.
0.684% due 06/02/2017		11,350	11,308
0.905% due 10/01/2016		1,500	1,500
Energy Transfer Partners LP
5.950% due 02/01/2015		2,500	2,508
Ensco PLC
3.250% due 03/15/2016		6,725	6,851
Enterprise Products Operating LLC
1.250% due 08/13/2015		4,560	4,573
3.700% due 06/01/2015		2,290	2,316
ERAC USA Finance LLC
5.600% due 05/01/2015		1,000	1,016
Express Scripts Holding Co.
2.100% due 02/12/2015		25,000	25,031
3.125% due 05/15/2016		2,000	2,057
FBG Finance Pty. Ltd.
5.125% due 06/15/2015		28,346	28,913
Fiat Chrysler Finance Europe
6.875% due 02/13/2015	EUR	5,150	6,275
Freeport-McMoRan, Inc.
2.150% due 03/01/2017		$2,000	2,004
2.300% due 11/14/2017		1,000	1,002

Georgia-Pacific LLC
2.539% due 11/15/2019		36,100	36,129
7.700% due 06/15/2015		800	823
Glencore Canada Corp.
5.375% due 06/01/2015		6,643	6,756
6.000% due 10/15/2015		7,412	7,664
Glencore Finance Canada Ltd.
2.050% due 10/23/2015		16,154	16,263
Harvest Operations Corp.
2.125% due 05/14/2018		4,250	4,232
HCA, Inc.
3.750% due 03/15/2019		2,850	2,861
6.375% due 01/15/2015		58,900	59,047
6.500% due 02/15/2016		8,540	8,935
7.190% due 11/15/2015		4,938	5,166
Heathrow Funding Ltd.
2.500% due 06/25/2017		4,500	4,503
Hewlett-Packard Co.
2.125% due 09/13/2015		3,478	3,506
2.350% due 03/15/2015		2,100	2,107
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		104,778	107,490
Hyundai Capital America
1.450% due 02/06/2017		17,100	17,050
1.625% due 10/02/2015		3,800	3,817
1.875% due 08/09/2016		12,410	12,504
2.125% due 10/02/2017		7,379	7,420
3.750% due 04/06/2016		4,686	4,820
4.000% due 06/08/2017		2,000	2,092
Hyundai Motor Manufacturing Czech s.r.o.
4.500% due 04/15/2015		19,200	19,381
Jaguar Land Rover Automotive PLC
4.125% due 12/15/2018		7,500	7,575
Kansas City Southern de Mexico S.A. de C.V.
0.933% due 10/28/2016		6,865	6,875
KazMunayGas National Co. JSC
11.750% due 01/23/2015		29,270	29,367
Kia Motors Corp.
3.625% due 06/14/2016		18,025	18,596
Kinder Morgan Energy Partners LP
3.500% due 03/01/2016		200	204
5.625% due 02/15/2015		10,100	10,152
6.000% due 02/01/2017		6,770	7,317
Kinder Morgan, Inc.
2.000% due 12/01/2017		1,900	1,890
5.150% due 03/01/2015		2,100	2,111
KLA-Tencor Corp.
3.375% due 11/01/2019		1,150	1,173
Korea Expressway Corp.
4.500% due 03/23/2015		1,500	1,512
Korea National Oil Corp.
3.125% due 04/03/2017		21,195	21,771
4.000% due 10/27/2016		2,700	2,821
Lafarge S.A.
6.200% due 07/09/2015		1,435	1,475
6.625% due 11/29/2018	EUR	5,000	7,078
Life Technologies Corp.
4.400% due 03/01/2015		$28,210	28,362
Lowe’s Cos., Inc.
0.658% due 09/10/2019		10,000	10,030
Maytag Corp.
5.000% due 05/15/2015		1,400	1,420
McKesson Corp.
0.638% due 09/10/2015		11,450	11,456
Medtronic, Inc.
1.043% due 03/15/2020		21,000	21,004
1.500% due 03/15/2018		7,600	7,570
2.500% due 03/15/2020		35,300	35,436
MGM Resorts International
6.625% due 07/15/2015		69,771	71,166
6.875% due 04/01/2016		20,405	21,323
7.500% due 06/01/2016		24,070	25,454
10.000% due 11/01/2016		3,445	3,850
Mylan, Inc.
1.800% due 06/24/2016		2,200	2,215
7.875% due 07/15/2020		20,926	22,293
NBCUniversal Enterprise, Inc.
0.768% due 04/15/2016		25,600	25,654
0.916% due 04/15/2018		4,088	4,125
Nissan Motor Acceptance Corp.
0.785% due 03/03/2017		7,630	7,658
0.955% due 09/26/2016		93,295	93,874
1.000% due 03/15/2016		800	801
1.950% due 09/12/2017		13,020	13,114
4.500% due 01/30/2015		11,964	11,999

Norfolk Southern Corp.
5.750% due 01/15/2016		2,000	2,097
NXP BV
3.500% due 09/15/2016		10,000	10,125
ONEOK Partners LP
3.250% due 02/01/2016		7,410	7,562
Oracle Corp.
0.743% due 10/08/2019		43,250	43,442
Penerbangan Malaysia Bhd.
5.625% due 03/15/2016		15,893	16,688
Penske Truck Leasing Co. LP
2.500% due 03/15/2016		12,275	12,450
3.125% due 05/11/2015		60,889	61,391
Petrobras International Finance Co. S.A.
2.875% due 02/06/2015		31,380	31,254
3.500% due 02/06/2017		7,520	7,200
3.875% due 01/27/2016		48,010	47,232
6.125% due 10/06/2016		1,900	1,911
Petroliam Nasional Bhd.
7.750% due 08/15/2015		365	380
Phillips 66
1.950% due 03/05/2015		19,035	19,084
Pioneer Natural Resources Co.
5.875% due 07/15/2016		8,400	8,927
6.875% due 05/01/2018		400	448
Reynolds American, Inc.
1.050% due 10/30/2015		42,365	42,425
6.750% due 06/15/2017		10,600	11,815
Roche Holdings, Inc.
0.597% due 09/30/2019		5,000	4,999
Rockies Express Pipeline LLC
3.900% due 04/15/2015		49,800	49,675
Rogers Communications, Inc.
6.750% due 03/15/2015		8,436	8,535
SABIC Capital BV
3.000% due 11/02/2015		11,500	11,717
Sabine Pass LNG LP
7.500% due 11/30/2016		4,685	4,896
SABMiller Holdings, Inc.
0.922% due 08/01/2018		3,709	3,724
1.850% due 01/15/2015		58,650	58,673
2.450% due 01/15/2017		8,137	8,306
Santander Drive Auto Receivables Trust
4.125% due 02/09/2016		800	830
Schaeffler Finance BV
7.750% due 02/15/2017	EUR	15,000	20,367
Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016		$10,945	11,848
Sinopec Group Overseas Development Ltd.
2.500% due 10/17/2018		2,825	2,828
2.750% due 05/17/2017		17,584	17,917
SK Telecom Co. Ltd.
2.125% due 05/01/2018		4,966	4,967
Southern Gas Networks PLC
0.845% due 10/21/2015	GBP	7,100	11,039
Sutter Health
1.090% due 08/15/2053		$9,000	8,964
Symantec Corp.
2.750% due 09/15/2015		6,641	6,724
Teck Resources Ltd.
5.375% due 10/01/2015		700	719
Telefonica Emisiones S.A.U.
0.902% due 06/23/2017		60,100	60,060
3.729% due 04/27/2015		54,740	55,227
3.992% due 02/16/2016		15,156	15,595
4.949% due 01/15/2015		36,575	36,610
6.421% due 06/20/2016		46,507	49,780
Tennessee Gas Pipeline Co. LLC
7.500% due 04/01/2017		6,000	6,709
Teva Pharmaceutical Finance BV
3.000% due 06/15/2015		1,235	1,247
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016		12,316	12,516
3.200% due 05/01/2015		1,226	1,236
3.200% due 03/01/2016		7,944	8,137
5.000% due 06/01/2015		1,000	1,018
Time Warner Cable, Inc.
5.850% due 05/01/2017		1,400	1,529
Time Warner Cos., Inc.
7.250% due 10/15/2017		2,500	2,867
Time Warner, Inc.
5.875% due 11/15/2016		2,500	2,712
Toll Brothers Finance Corp.
8.910% due 10/15/2017		1,850	2,155
Transocean, Inc.
4.950% due 11/15/2015		46,833	46,960

Tyco Electronics Group S.A.
0.433% due 01/29/2016		50,750	50,749
1.600% due 02/03/2015		24,659	24,660
UAL Pass-Through Trust
9.750% due 07/15/2018		7,172	7,961
10.400% due 05/01/2018		3,554	3,960
UnitedHealth Group, Inc.
0.850% due 10/15/2015		992	995
USG Corp.
6.300% due 11/15/2016		24,127	25,454
8.375% due 10/15/2018		11,080	11,629
9.750% due 01/15/2018		10,375	11,879
Viacom, Inc.
1.250% due 02/27/2015		3,000	3,003
Volkswagen Group of America Finance LLC
0.603% due 05/23/2017		14,750	14,716
Volkswagen International Finance NV
0.672% due 11/18/2016		38,900	39,011
2.375% due 03/22/2017		5,000	5,100
Volvo Treasury AB
5.950% due 04/01/2015		26,574	26,885
VW Credit, Inc.
0.675% due 06/26/2017		2,000	1,998
Walgreens Boots Alliance, Inc.
0.682% due 05/18/2016		44,000	44,014
1.000% due 03/13/2015		14,529	14,544
Whirlpool Corp.
1.650% due 11/01/2017		7,100	7,082
Whiting Petroleum Corp.
6.500% due 10/01/2018		2,000	1,940
Williams Partners LP
3.800% due 02/15/2015		3,570	3,580
Wm Wrigley Jr. Co.
4.650% due 07/15/2015		970	990
Woolworths Ltd.
2.550% due 09/22/2015		7,895	7,994
Wynn Macau Ltd.
5.250% due 10/15/2021		600	567
Xerox Business Services LLC
5.200% due 06/01/2015		4,890	4,974

			3,448,367

UTILITIES 9.8%
AES Corp.
3.234% due 06/01/2019		19,550	19,110
AT&T, Inc.
0.618% due 02/12/2016		10,500	10,503
0.677% due 03/30/2017		21,400	21,402
0.909% due 03/11/2019		11,070	11,154
1.146% due 11/27/2018		310	315
BellSouth Corp.
4.182% due 04/26/2021 (f)		120,100	121,291
BG Energy Capital PLC
2.500% due 12/09/2015		15,000	15,235
6.500% due 11/30/2072		33,625	36,102
6.500% due 11/30/2072	GBP	8,105	13,436
BP Capital Markets PLC
0.652% due 11/07/2016		$71,385	71,430
0.700% due 11/06/2015		22,700	22,713
0.885% due 09/26/2018		4,125	4,091
British Telecommunications PLC
2.000% due 06/22/2015		19,410	19,530
Consumers Energy Co.
5.500% due 08/15/2016		5,210	5,594
Electricite de France S.A.
0.691% due 01/20/2017		31,770	31,889
Enel Finance International NV
6.250% due 09/15/2017		1,800	1,999
Enel SpA
3.500% due 02/26/2016	EUR	4,000	5,004
Entergy Corp.
3.625% due 09/15/2015		$10,200	10,347
Gazprom OAO Via Gaz Capital S.A.
4.300% due 11/12/2015		11,600	11,332
5.092% due 11/29/2015		4,500	4,421
6.212% due 11/22/2016		4,530	4,383
Iberdrola International BV
5.375% due 03/15/2015		2,817	2,840
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		8,000	8,307
6.000% due 01/15/2018		15,200	16,550
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		25,028	25,433
2.625% due 11/27/2018		500	505

Korea Electric Power Corp.
3.000% due 10/05/2015		32,009	32,509
Korea Gas Corp.
2.875% due 07/29/2018		1,500	1,535
Korea Hydro & Nuclear Power Co. Ltd.
1.013% due 05/22/2017		48,900	48,893
2.875% due 10/02/2018		1,300	1,327
3.125% due 09/16/2015		21,520	21,858
Korea South-East Power Co. Ltd.
3.625% due 01/29/2017		1,420	1,473
6.000% due 05/25/2016		405	430
Korea Western Power Co. Ltd.
2.875% due 10/10/2018		1,800	1,839
3.125% due 05/10/2017		12,734	13,112
5.500% due 09/29/2016		418	446
KT Corp.
1.750% due 04/22/2017		18,300	18,272
3.875% due 01/20/2017		2,888	3,007
4.875% due 07/15/2015		5,000	5,106
Laclede Group, Inc.
0.982% due 08/15/2017		17,200	17,202
NextEra Energy Capital Holdings, Inc.
1.339% due 09/01/2015		11,250	11,286
OGE Energy Corp.
0.783% due 11/24/2017		6,000	6,001
Orange S.A.
2.125% due 09/16/2015		2,480	2,501
2.750% due 09/14/2016		6,897	7,053
5.000% due 05/12/2016	GBP	8,145	13,353
Petrobras Global Finance BV
1.852% due 05/20/2016		$35,340	33,849
2.000% due 05/20/2016		5,800	5,554
2.371% due 01/15/2019		1,150	1,023
2.603% due 03/17/2017		104,927	97,120
3.250% due 03/17/2017		5,500	5,197
Petroleos Mexicanos
5.750% due 03/01/2018		25,900	28,037
Plains All American Pipeline LP
3.950% due 09/15/2015		17,034	17,387
5.250% due 06/15/2015		4,400	4,493
5.875% due 08/15/2016		2,000	2,138
Qtel International Finance Ltd.
3.375% due 10/14/2016		17,600	18,104
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.832% due 09/30/2016		948	989
Rosneft Finance S.A.
6.250% due 02/02/2015		12,000	11,964
7.500% due 07/18/2016		5,700	5,489
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017		51,500	52,730
Sinopec Group Overseas Development Ltd.
1.009% due 04/10/2017		64,200	64,322
1.149% due 04/10/2019		21,750	21,791
1.750% due 04/10/2017		14,100	14,050
Sprint Communications, Inc.
6.000% due 12/01/2016		32,185	33,727
8.375% due 08/15/2017		15,450	16,725
9.125% due 03/01/2017		200	220
TECO Finance, Inc.
6.750% due 05/01/2015		5,370	5,472
Telecom Italia Capital S.A.
5.250% due 10/01/2015		23,180	23,730
Tokyo Electric Power Co., Inc.
1.360% due 08/12/2015	JPY	110,000	919
1.590% due 12/28/2015		20,000	167
1.970% due 06/27/2016		20,000	169
2.060% due 08/31/2016		30,000	254
2.080% due 05/31/2016		110,000	929
4.100% due 05/29/2015		360,000	3,041
Trans-Allegheny Interstate Line Co.
4.000% due 01/15/2015		$10,000	10,008
Verizon Communications, Inc.
0.636% due 06/09/2017		5,303	5,296
1.013% due 06/17/2019		19,931	20,056
1.771% due 09/15/2016		900	917
1.991% due 09/14/2018 (f)		263,677	274,536
2.500% due 09/15/2016		817	836

3.650% due 09/14/2018	5,350	5,656

		1,489,014

Total Corporate Bonds & Notes (Cost $10,091,850)		10,044,379

MUNICIPAL BONDS & NOTES 1.4%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.133% due 11/25/2043	5,446	5,477

CALIFORNIA 0.9%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	51,700	51,779
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015	6,000	6,172
California State General Obligation Notes, Series 2013
1.050% due 02/01/2016	30,000	30,186
1.250% due 11/01/2016	25,350	25,577
Mount San Antonio Community College District, California General Obligation Notes, Series 2012
3.750% due 08/01/2015	1,550	1,580
University of California Revenue Bonds, Series 2011
0.655% due 07/01/2041	11,100	11,121
0.656% due 07/01/2041	2,800	2,805

		129,220

GEORGIA 0.0%
Floyd County, Georgia Development Authority Revenue Notes, Series 2012
0.850% due 07/01/2022	2,000	2,007

HAWAII 0.0%
Honolulu, Hawaii City & County General Obligation Notes, Series 2012
0.778% due 11/01/2015	1,400	1,403

MASSACHUSETTS 0.1%
Commonwealth of Massachusetts General Obligation Notes, Series 2012
0.380% due 01/01/2017	10,300	10,373

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.252% due 01/01/2016	7,050	7,118

NEW YORK 0.2%
New York City, New York General Obligation Notes, Series 2007
5.125% due 10/01/2015	26,745	27,696
New York City, New York General Obligation Notes, Series 2011
2.560% due 08/01/2017	5,055	5,216

		32,912

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
0.780% due 12/01/2033	3,935	3,931

OHIO 0.1%
Ohio State Water Development Authority Revenue Bonds, Series 2010
3.375% due 07/01/2033	9,200	9,318

OREGON 0.0%
Oregon State Lottery Revenue Notes, Series 2013
0.480% due 04/01/2015	1,000	1,000

SOUTH DAKOTA 0.0%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
1.551% due 06/01/2016	1,035	1,038

Total Municipal Bonds & Notes (Cost $203,154)		203,797

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
0.215% due 12/25/2036	196	193
0.230% due 07/25/2037	926	900
0.290% due 03/25/2034	60	59
0.300% due 03/25/2036	135	129
0.320% due 08/25/2034	382	383
0.370% due 10/27/2037	1,900	1,873
0.470% due 12/25/2028 - 03/25/2036	1,995	2,005
0.490% due 06/25/2036	235	235

0.510% due 11/25/2036	228	229
0.520% due 04/25/2036 - 03/25/2044	1,258	1,257
0.540% due 03/25/2036	150	151
0.562% due 03/17/2032 - 05/18/2032	1,091	1,103
0.570% due 06/25/2032 - 09/25/2032	156	158
0.595% due 08/25/2015	10,274	10,275
0.600% due 07/25/2036 - 11/25/2040	698	702
0.612% due 09/17/2027	5	5
0.620% due 08/25/2021 - 06/25/2042	5,684	5,728
0.650% due 11/25/2040	502	507
0.662% due 07/18/2027 - 05/18/2032	211	213
0.670% due 02/25/2022 - 04/25/2042	2,212	2,235
0.710% due 07/25/2037	655	662
0.720% due 09/25/2041	11,893	12,002
0.770% due 10/25/2017 - 08/25/2022	54	54
0.800% due 04/25/2031	184	187
0.820% due 12/25/2022	6	6
0.850% due 12/25/2037 - 02/25/2041	5,197	5,279
0.856% due 01/01/2021	12,543	12,695
0.870% due 09/25/2022	3	3
1.020% due 02/25/2023 - 07/25/2038	28	29
1.070% due 04/25/2032 - 11/25/2049	44	45
1.170% due 11/25/2049	40	41
1.315% due 06/01/2043 - 10/01/2044	4,966	5,133
1.320% due 09/25/2023	38	39
1.390% due 10/25/2038	104	108
1.750% due 01/30/2019 (h)	1,000	1,008
1.835% due 05/01/2035	65	67
1.910% due 02/01/2018	6	6
1.913% due 05/01/2021 - 04/01/2029	96	99
1.925% due 09/01/2034	666	703
1.978% due 11/01/2035	126	132
2.034% due 07/01/2034	12	12
2.090% due 06/01/2033	12	12
2.102% due 06/01/2034	6	6
2.122% due 09/01/2035	31	33
2.129% due 05/01/2034	51	54
2.146% due 05/01/2035	153	165
2.170% due 09/01/2034	58	62
2.185% due 08/01/2034	18	18
2.200% due 04/01/2033	8	8
2.220% due 08/01/2026	9	9
2.237% due 09/01/2035	130	142
2.250% due 07/01/2031	5	5
2.258% due 02/01/2034	87	92
2.260% due 12/01/2035	13	13
2.274% due 09/01/2034	48	50
2.300% due 09/01/2034 - 01/01/2036	256	274
2.325% due 11/01/2027	5	5
2.329% due 08/01/2024	1	1
2.337% due 12/01/2036	37	40
2.340% due 02/01/2033	12	12
2.347% due 08/01/2029	593	634
2.349% due 06/01/2035	36	39
2.359% due 04/01/2029	4	4
2.374% due 12/01/2040	134	142
2.375% due 03/01/2036	52	55
2.379% due 07/01/2029	96	100
2.392% due 12/01/2036	32	35
2.393% due 10/01/2035	89	96
2.436% due 09/01/2035	80	86
2.438% due 01/01/2032	199	204
2.465% due 11/01/2024	7	7
2.485% due 11/01/2034	234	250
2.504% due 01/01/2036	62	66
2.510% due 02/01/2035	8	8
2.607% due 06/01/2035	268	288
2.988% due 05/01/2036	3,515	3,673
3.305% due 06/25/2019	334	339
3.803% due 05/01/2036	66	69
3.917% due 02/25/2018 (a)	24,315	2,342
4.081% due 11/01/2025	2	2
4.200% due 06/01/2017	499	505
4.405% due 07/01/2028	10	10
4.691% due 07/01/2018	403	413
4.918% due 07/01/2035	56	56
4.989% due 06/01/2015	970	977
5.102% due 08/01/2035	89	95
5.136% due 05/01/2035	86	92
5.143% due 12/01/2035	37	39
5.208% due 11/01/2035	58	62
5.267% due 08/01/2035 - 01/01/2036	110	116
5.282% due 10/01/2035	121	129
5.310% due 08/25/2033	11	11
5.335% due 10/01/2035	35	37
5.340% due 01/01/2036	115	122

5.370% due 11/01/2035	98	104
5.514% due 03/01/2036	71	76
5.689% due 06/01/2036	18	18
6.362% due 10/25/2042	423	490
8.537% due 06/25/2032	72	72
FDIC Structured Sale Guaranteed Notes
0.655% due 11/29/2037	1,313	1,309
Federal Housing Administration
6.896% due 07/01/2020	94	92
7.350% due 04/01/2019	27	27
7.430% due 07/01/2021	54	53
7.435% due 02/01/2019	28	28
Freddie Mac
0.210% due 12/25/2036	6,617	6,600
0.411% due 07/15/2034	225	226
0.511% due 02/15/2018	115	115
0.561% due 01/15/2022 - 06/15/2031	120	122
0.581% due 04/15/2041	3,657	3,679
0.611% due 12/15/2031 - 09/15/2041	4,077	4,113
0.641% due 11/15/2036	73	74
0.661% due 07/15/2039 - 02/15/2041	6,883	6,940
0.711% due 06/15/2031	23	24
0.761% due 06/15/2031 - 12/15/2037	959	967
0.811% due 03/15/2020	1	1
0.861% due 03/15/2032	7	7
0.911% due 03/15/2023	6	6
1.161% due 11/15/2033 - 10/15/2049	375	385
1.292% due 08/25/2019 (a)	186,973	9,769
1.315% due 10/25/2044 - 02/25/2045	6,173	6,259
1.625% due 08/01/2017	20	21
2.231% due 08/01/2035	165	174
2.234% due 09/01/2035	357	384
2.236% due 02/01/2023	1	1
2.302% due 04/01/2025	8	8
2.375% due 05/01/2034	41	44
2.394% due 08/01/2034	46	49
2.398% due 07/01/2033	52	55
2.449% due 10/01/2033	38	40
5.000% due 08/15/2035	2,071	2,322
5.128% due 08/01/2035	42	45
5.423% due 11/01/2035	44	46
5.500% due 08/15/2030	4	4
5.502% due 12/01/2035	80	85
6.500% due 07/25/2043	273	318
6.750% due 08/15/2023	17	17
Ginnie Mae
0.561% due 02/16/2032 - 03/16/2032	240	241
0.661% due 02/16/2030	67	68
0.706% due 04/20/2062	18,566	18,570
0.726% due 04/20/2062	13,283	13,298
0.761% due 02/16/2030	51	52
0.811% due 02/16/2030	99	100
0.856% due 02/20/2062	40,993	41,257
1.115% due 03/20/2031	322	328
1.161% due 08/16/2039	84	86
1.206% due 02/20/2062	28,905	29,496
1.625% due 12/20/2021 - 12/20/2033	4,114	4,268
2.000% due 04/20/2025 - 02/20/2030	171	179
2.500% due 10/20/2017 - 01/20/2022	28	29
4.000% due 02/20/2019	6	6
NCUA Guaranteed Notes
0.512% due 12/07/2020	6,383	6,390
0.527% due 11/06/2017	56,387	56,549
0.537% due 03/06/2020	1,342	1,345
0.607% due 10/07/2020	8,014	8,064
0.717% due 12/08/2020	29,121	29,412
1.600% due 10/29/2020	5,123	5,136
Small Business Administration
4.340% due 03/01/2024	132	138
5.370% due 04/01/2028	220	245
5.490% due 03/01/2028	139	155

Total U.S. Government Agencies (Cost $337,807)		339,335

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2021 (f)	233,973	237,428

Total U.S. Treasury Obligations (Cost $237,358)		237,428

MORTGAGE-BACKED SECURITIES 6.0%
Adjustable Rate Mortgage Trust
2.503% due 02/25/2035	3,873	3,887
American Home Mortgage Assets Trust
0.360% due 05/25/2046 ^	2,442	1,773
0.360% due 09/25/2046	1,015	735

American Home Mortgage Investment Trust
1.832% due 09/25/2045		565	547
2.069% due 10/25/2034		704	708
2.332% due 02/25/2045		81	80
Arran Residential Mortgages Funding PLC
1.478% due 05/16/2047	EUR	7,338	8,946
BAMLL Commercial Mortgage Securities Trust
0.961% due 06/15/2028		$2,800	2,799
Banc of America Commercial Mortgage Trust
5.309% due 10/10/2045		609	610
5.414% due 09/10/2047		11,515	12,055
5.617% due 07/10/2046		13,749	14,565
5.728% due 05/10/2045		2,800	2,917
Banc of America Funding Trust
2.640% due 02/20/2036		2,728	2,714
2.799% due 01/20/2047 ^		184	148
Banc of America Mortgage Trust
2.609% due 08/25/2033		4,493	4,527
2.730% due 02/25/2036 ^		166	143
3.322% due 07/20/2032		129	131
6.500% due 09/25/2033		174	180
Banc of America Re-REMIC Trust
2.288% due 04/17/2049		98	98
5.649% due 02/17/2051		276	290
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.933% due 07/10/2045		3,770	3,807
5.115% due 10/10/2045		11,472	11,671
5.260% due 11/10/2042		1,319	1,318
BCAP LLC Trust
0.329% due 03/26/2037		623	611
2.354% due 11/26/2035		4,436	4,410
2.393% due 10/26/2035		328	332
2.702% due 09/26/2035		5,603	5,564
2.955% due 05/26/2047		2,258	2,256
4.568% due 07/26/2037		1,105	1,122
Bear Stearns Adjustable Rate Mortgage Trust
2.190% due 08/25/2035		41	41
2.392% due 07/25/2033		8,972	8,954
2.437% due 08/25/2033		3,063	3,123
2.509% due 01/25/2035		152	147
2.515% due 03/25/2035		151	152
2.580% due 03/25/2035		2,377	2,408
2.660% due 11/25/2034		958	964
2.686% due 01/25/2034		308	309
2.710% due 10/25/2035		45	45
2.732% due 01/25/2034		94	97
2.747% due 11/25/2030		69	66
2.955% due 05/25/2047 ^		2,014	1,735
3.106% due 11/25/2034		9,662	9,302
Bear Stearns ALT-A Trust
0.330% due 02/25/2034		1,092	986
0.870% due 09/25/2034		5,012	4,885
2.351% due 01/25/2036 ^		2,523	2,042
2.554% due 05/25/2035		358	354
2.612% due 09/25/2035		4,651	4,000
2.653% due 11/25/2036		3,712	2,964
Bear Stearns Commercial Mortgage Securities Trust
5.116% due 02/11/2041		858	858
5.405% due 12/11/2040		2,530	2,598
Bear Stearns Mortgage Securities, Inc. Commercial Mortgage Pass-Through Certificates
6.000% due 07/15/2031		1,503	1,536
Bear Stearns Structured Products, Inc.
2.337% due 12/26/2046		5,128	4,019
2.591% due 01/26/2036		10,211	8,118
CDGJ Commercial Mortgage Trust
1.550% due 12/15/2027		29,600	29,692
Chase Mortgage Finance Trust
2.479% due 03/25/2037		647	602
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.420% due 08/25/2035		340	313
Citigroup Mortgage Loan Trust, Inc.
0.240% due 01/25/2037		461	337
1.930% due 09/25/2035		86	84
2.500% due 10/25/2035		293	291
2.540% due 05/25/2035		700	695
2.556% due 08/25/2035		2,036	2,026
2.622% due 03/25/2034		122	121
2.730% due 07/25/2046 ^		540	471
2.745% due 09/25/2037 ^		3,827	3,438
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.226% due 07/15/2044		29,996	30,492
5.289% due 12/11/2049		14,172	14,934
5.300% due 01/15/2046		10,507	10,856
Cobalt Commercial Mortgage Trust
5.766% due 05/15/2046		8,436	9,090

Commercial Mortgage Lease-Backed Certificates
6.746% due 06/20/2031		78	79
Commercial Mortgage Trust
1.059% due 06/11/2027		31,140	31,112
1.156% due 12/10/2044		1,084	1,088
2.365% due 02/10/2029		33,800	34,482
Countrywide Alternative Loan Trust
0.330% due 02/25/2047		239	212
0.345% due 02/20/2047		5,878	4,386
0.350% due 05/25/2047		4,269	3,565
0.360% due 09/25/2046 ^		1,705	1,444
0.360% due 12/20/2046		4,093	3,133
0.375% due 07/20/2046 ^		2,130	1,489
0.380% due 07/25/2046		416	347
1.113% due 12/25/2035		1,033	866
1.113% due 02/25/2036		454	413
2.662% due 02/25/2037 ^		1,866	1,659
6.000% due 10/25/2032		7	7
6.000% due 04/25/2037 ^		225	169
6.250% due 12/25/2033		686	735
Countrywide Home Loan Mortgage Pass-Through Trust
0.400% due 05/25/2035		337	287
0.460% due 04/25/2035		61	51
0.490% due 03/25/2035		536	411
2.125% due 07/19/2031		4	4
2.538% due 09/25/2047 ^		351	316
2.741% due 11/19/2033		156	154
Countrywide Home Loan Reperforming REMIC Trust
0.510% due 06/25/2035		4,885	4,379
5.725% due 01/25/2034		15	15
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		10,270	10,910
5.311% due 12/15/2039		35,374	37,304
5.448% due 01/15/2049		19	19
5.460% due 09/15/2039		15,404	16,249
5.467% due 09/15/2039		3,150	3,318
5.669% due 03/15/2039		19,415	20,230
5.806% due 06/15/2038		5,087	5,358
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032		57	53
2.307% due 11/25/2033		1,848	1,848
2.706% due 11/25/2034		749	774
5.000% due 09/25/2015		4	4
Credit Suisse Mortgage Capital Certificates
1.340% due 02/15/2029 (a)		71,600	630
2.351% due 07/27/2037		1,110	1,119
2.518% due 09/27/2036		740	744
DBRR Trust
0.853% due 02/25/2045		17,519	17,513
Deco Pan Europe Ltd.
0.295% due 04/27/2018	EUR	2,279	2,716
Deco UK PLC
0.717% due 01/27/2020	GBP	2,802	4,276
Dutch Mortgage Portfolio Loans BV
1.035% due 07/25/2047	EUR	645	782
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035		$957	890
First Republic Bank Mortgage Pass-Through Certificates
0.650% due 06/25/2030		250	251
First Republic Mortgage Loan Trust
0.461% due 08/15/2032		2,885	2,760
0.511% due 11/15/2031		299	280
Fosse Master Issuer PLC
1.632% due 10/18/2054		4,162	4,194
GE Capital Commercial Mortgage Corp.
5.312% due 11/10/2045		4,400	4,471
GE Commercial Mortgage Corp. Trust
5.543% due 12/10/2049		1,800	1,916
GMAC Mortgage Corp. Loan Trust
3.298% due 08/19/2034		2,934	2,924
Greenpoint Mortgage Funding Trust
0.400% due 06/25/2045		185	160
0.440% due 11/25/2045		443	349
0.610% due 06/25/2045		368	323
Greenwich Capital Acceptance, Inc.
3.007% due 06/25/2024		2	2
Greenwich Capital Commercial Funding Corp.
5.381% due 03/10/2039		530	532
GS Mortgage Securities Corp.
4.751% due 07/10/2039		1,549	1,550
4.761% due 07/10/2039		6,885	6,915
GSMPS Mortgage Loan Trust
8.500% due 01/25/2036		234	254
GSR Mortgage Loan Trust
2.574% due 04/25/2036		529	480
2.629% due 01/25/2036 ^		829	775
2.669% due 09/25/2035		3,852	3,877

HarborView Mortgage Loan Trust
0.294% due 03/19/2037		1,138	971
0.344% due 07/19/2046		2,530	1,635
0.384% due 05/19/2035		1,722	1,442
0.404% due 03/19/2036		4,251	3,148
0.904% due 02/19/2034		113	112
2.331% due 04/19/2034		39	39
4.853% due 08/19/2036 ^		198	181
Hercules Eclipse PLC
0.797% due 10/25/2018	GBP	4,564	7,030
Hilton USA Trust
1.668% due 11/05/2030 (a)		$185,158	160
Impac CMB Trust
1.055% due 10/25/2033		18	18
IndyMac Adjustable Rate Mortgage Trust
1.707% due 01/25/2032		4	4
1.717% due 01/25/2032		1	1
IndyMac Mortgage Loan Trust
0.350% due 07/25/2047		959	743
0.360% due 09/25/2046		1,591	1,369
0.365% due 05/25/2046		271	232
0.370% due 06/25/2047		867	673
0.410% due 07/25/2035		249	227
2.525% due 12/25/2034		50	46
JPMorgan Chase Commercial Mortgage Securities Trust
2.749% due 11/15/2043		343	347
3.853% due 06/15/2043		7,708	7,748
4.678% due 07/15/2042		3	3
4.846% due 09/12/2037		251	251
5.335% due 08/12/2037		5,195	5,202
5.440% due 06/12/2047		12,435	13,233
5.500% due 10/12/2037		1,300	1,365
5.681% due 02/12/2049		2,820	2,941
5.698% due 02/12/2049		1,878	2,033
5.787% due 06/15/2049		7,133	7,473
JPMorgan Mortgage Trust
2.867% due 04/25/2035		5,000	4,819
LB Commercial Mortgage Trust
6.410% due 06/15/2031		1,286	1,370
LB-UBS Commercial Mortgage Trust
5.150% due 04/15/2030		12,142	12,162
Luminent Mortgage Trust
0.340% due 12/25/2036		1,138	918
0.350% due 12/25/2036		426	336
0.370% due 10/25/2046		367	316
MASTR Adjustable Rate Mortgages Trust
0.380% due 04/25/2046		762	581
2.639% due 11/21/2034		2,109	2,139
MASTR Alternative Loan Trust
5.000% due 04/25/2019		146	149
6.000% due 08/25/2033		1,548	1,662
MASTR Asset Securitization Trust
5.500% due 09/25/2033		188	197
MASTR Seasoned Securitization Trust
6.241% due 09/25/2017		22	22
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.861% due 11/15/2031		1,623	1,581
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.601% due 12/15/2030		1,454	1,394
1.021% due 08/15/2032		104	100
2.609% due 10/20/2029		926	938
Merrill Lynch Mortgage Investors Trust
0.380% due 02/25/2036		6,865	6,340
0.420% due 11/25/2035		2,496	2,373
1.156% due 10/25/2035		4,618	4,406
1.582% due 10/25/2035		2,044	1,994
1.832% due 12/25/2032		9	10
6.720% due 11/15/2026		2,490	2,598
Merrill Lynch Mortgage Trust
5.835% due 06/12/2050		569	596
Merrill Lynch Mortgage-Backed Securities Trust
2.797% due 04/25/2037 ^		684	579
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		8,414	8,912
Morgan Stanley Capital Trust
0.308% due 07/12/2044		29,480	29,361
1.085% due 03/15/2045		4,598	4,615
1.480% due 06/15/2044		92	92
4.989% due 08/13/2042		2,033	2,039
5.206% due 11/14/2042		2,661	2,703
5.412% due 03/12/2044		3,547	3,638
5.439% due 02/12/2044		89	89
5.592% due 04/12/2049		852	858
5.610% due 04/15/2049		1,382	1,388

Morgan Stanley Mortgage Loan Trust
0.390% due 02/25/2047		970	434
2.180% due 06/25/2036		179	172
Morgan Stanley Re-REMIC Trust
5.796% due 08/12/2045		3,715	3,988
5.796% due 08/15/2045		2,160	2,318
MortgageIT Trust
0.910% due 12/25/2034		1,471	1,443
Motel 6 Trust
1.948% due 10/05/2025		2,640	2,635
RBSSP Resecuritization Trust
0.490% due 08/26/2045		10,424	9,765
0.670% due 09/26/2036		4,663	4,531
0.670% due 10/26/2036		6,234	6,115
2.195% due 12/26/2036		3,747	3,770
2.274% due 10/26/2036		5,702	5,835
Residential Accredit Loans, Inc. Trust
0.380% due 04/25/2046		245	125
0.420% due 08/25/2037		597	481
0.470% due 01/25/2035		471	453
0.470% due 08/25/2035		1,192	928
1.473% due 09/25/2045		757	619
Residential Asset Securitization Trust
2.462% due 12/25/2034		4,248	4,230
5.750% due 02/25/2036 ^		210	177
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032		34	35
Royal Bank of Scotland Capital Funding Trust
5.467% due 09/16/2039		8,306	8,758
Selkirk Ltd.
1.329% due 02/20/2041		14,242	14,129
1.860% due 12/20/2041		40,775	41,172
Sequoia Mortgage Trust
0.925% due 10/20/2027		528	500
2.336% due 01/20/2047 ^		318	277
2.641% due 04/20/2035		374	372
Silenus European Loan Conduit Ltd.
0.228% due 05/15/2019	EUR	1,383	1,655
Structured Adjustable Rate Mortgage Loan Trust
1.515% due 01/25/2035		$77	62
2.514% due 08/25/2035		913	846
2.573% due 02/25/2034		132	133
Structured Asset Mortgage Investments Trust
0.300% due 03/25/2037		1,122	862
0.360% due 07/25/2046		2,941	2,372
0.390% due 05/25/2036		7,556	5,658
0.390% due 05/25/2046		1,140	652
0.400% due 05/25/2045		542	492
0.414% due 07/19/2035		5,651	5,449
0.450% due 02/25/2036		38	31
0.744% due 07/19/2034		33	33
0.824% due 09/19/2032		35	34
0.864% due 03/19/2034		453	450
0.864% due 04/19/2035		1,710	1,670
Structured Asset Securities Corp.
4.550% due 02/25/2034		33	34
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.116% due 07/25/2032		81	75
2.217% due 01/25/2032		6	6
2.516% due 02/25/2032		112	110
Structured Asset Securities Corp. Trust
2.619% due 10/28/2035		207	199
Thornburg Mortgage Securities Trust
2.246% due 04/25/2045		308	310
TIAA Seasoned Commercial Mortgage Trust
5.560% due 08/15/2039		13,019	13,148
Vulcan European Loan Conduit Ltd.
0.358% due 05/15/2017	EUR	787	940
Wachovia Bank Commercial Mortgage Trust
0.241% due 06/15/2020		$843	841
5.269% due 12/15/2044		10,218	10,442
5.421% due 04/15/2047		281	281
5.558% due 03/15/2045		1,995	2,067
5.711% due 06/15/2049		204	205
WaMu Commercial Mortgage Securities Trust
5.362% due 03/23/2045		26,751	27,423
WaMu Mortgage Pass-Through Certificates Trust
0.430% due 11/25/2045		152	140
0.440% due 12/25/2045		271	262
0.460% due 10/25/2045		587	542
0.480% due 01/25/2045		218	203
0.813% due 02/25/2047		772	631
0.843% due 01/25/2047		541	492
0.853% due 01/25/2047		1,158	959
0.873% due 04/25/2047		1,646	1,445
0.923% due 12/25/2046		2,218	2,093

0.933% due 12/25/2046		1,126	911
1.113% due 02/25/2046		2,740	2,603
1.113% due 08/25/2046		15,351	13,022
1.313% due 11/25/2042		385	375
1.513% due 06/25/2042		552	535
1.513% due 08/25/2042		569	526
1.822% due 01/25/2037 ^		648	554
1.913% due 01/25/2047		297	270
1.921% due 02/27/2034		81	80
1.941% due 04/25/2037		433	376
2.017% due 12/25/2036 ^		413	363
2.143% due 03/25/2033		84	84
2.163% due 07/25/2046		291	264
2.163% due 08/25/2046		7,205	6,547
2.163% due 09/25/2046		545	501
2.163% due 11/25/2046		191	175
2.163% due 12/25/2046		1,132	1,058
2.184% due 02/25/2037 ^		1,084	909
2.233% due 09/25/2036 ^		744	671
2.301% due 02/25/2037 ^		1,241	1,073
2.362% due 02/25/2037 ^		2,528	2,233
2.370% due 06/25/2034		2,588	2,619
2.406% due 09/25/2033		2,402	2,485
2.441% due 09/25/2033		885	893
2.623% due 05/25/2037 ^		839	691
Washington Mutual Mortgage Pass-Through Certificates Trust
1.083% due 05/25/2046		612	472
2.026% due 02/25/2033		41	39
Wells Fargo Mortgage-Backed Securities Trust
2.607% due 07/25/2036 ^		857	831
2.612% due 12/25/2034		1,697	1,712
2.612% due 03/25/2036		223	222
2.614% due 06/25/2035		2,647	2,663
2.618% due 09/25/2034		233	239
Wells Fargo-RBS Commercial Mortgage Trust
0.864% due 08/15/2045		665	665
1.081% due 04/15/2045		806	809
1.456% due 11/15/2044		1,288	1,295
1.607% due 06/15/2044		1,813	1,818
2.501% due 02/15/2044		282	283

Total Mortgage-Backed Securities (Cost $918,931)			906,919

ASSET-BACKED SECURITIES 6.4%
ACA CLO Ltd.
0.481% due 01/20/2021		1,799	1,795
ACAS CLO Ltd.
0.441% due 04/20/2021		6,465	6,423
ACE Securities Corp.
0.230% due 10/25/2036		21	12
Aimco CLO
0.482% due 08/20/2020		2,422	2,411
Alba SPV SRL
1.581% due 04/20/2040	EUR	12,509	15,194
ALM Ltd.
1.463% due 02/13/2023		$36,550	36,548
Amortizing Residential Collateral Trust
0.750% due 07/25/2032		63	59
0.870% due 10/25/2031		356	324
0.870% due 08/25/2032		315	289
Amresco Residential Securities Corp. Mortgage Loan Trust
1.110% due 06/25/2029		99	92
Apidos CDO Ltd.
0.500% due 06/12/2020		1,196	1,194
Apidos Quattro CDO
0.481% due 01/20/2019		5,845	5,827
Ares CLO Ltd.
0.863% due 11/25/2020		23,367	23,272
Asset-Backed Funding Certificates Trust
0.870% due 06/25/2034		656	616
Asset-Backed Securities Corp. Home Equity Loan Trust
0.250% due 05/25/2037		35	23
0.720% due 09/25/2034		144	144
Atrium CDO Corp.
0.482% due 07/20/2020		422	418
1.332% due 11/16/2022		43,250	43,306
Babson CLO Ltd.
0.456% due 01/18/2021		1,604	1,595
Bacchus Ltd.
0.471% due 01/20/2019		720	720
Bear Stearns Asset-Backed Securities Trust
0.225% due 12/25/2036 ^		23	24
0.830% due 10/25/2032		486	464
0.970% due 10/27/2032		82	78
1.170% due 10/25/2037		2,543	2,389
1.170% due 11/25/2042		38	37

Bravo Mortgage Asset Trust
0.410% due 07/25/2036		1,096	1,035
Cairn CLO BV
0.413% due 10/15/2022	EUR	1,271	1,535
Carlyle High Yield Partners Ltd.
0.446% due 04/19/2022		$13,733	13,552
0.456% due 04/19/2022		1,416	1,396
Carrington Mortgage Loan Trust
0.490% due 10/25/2035		97	97
Cavalry CLO Ltd.
1.528% due 01/16/2024		41,700	41,700
Celf Loan Partners PLC
0.398% due 11/01/2023	EUR	1,698	2,035
CELF Low Levered Partners PLC
0.472% due 03/04/2024		2,943	3,506
Central Park CLO Ltd.
1.431% due 07/23/2022		$2,500	2,499
Chase Funding Trust
0.810% due 08/25/2032		30	28
CIT Group Home Equity Loan Trust
0.710% due 06/25/2033		36	34
Citigroup Mortgage Loan Trust, Inc.
0.230% due 07/25/2045		563	487
COA Summit CLO Ltd.
1.581% due 04/20/2023		9,600	9,597
Commercial Industrial Finance Corp.
1.383% due 08/14/2024		36,500	36,476
ContiMortgage Home Equity Loan Trust
0.841% due 03/15/2027		1	1
Cornerstone CLO Ltd.
0.451% due 07/15/2021		9,095	9,027
Countrywide Asset-Backed Certificates
0.270% due 08/25/2037		2,353	2,340
0.350% due 06/25/2036		37	36
0.350% due 09/25/2036		511	500
0.360% due 06/25/2036		370	362
0.650% due 12/25/2031		43	33
0.910% due 05/25/2032		239	227
1.015% due 05/25/2033		10	9
Countrywide Home Equity Loan Trust
0.301% due 01/15/2037		40	37
Credit Suisse First Boston Mortgage Securities Corp.
0.775% due 01/25/2032		3	3
Credit-Based Asset Servicing and Securitization LLC
0.215% due 11/25/2036		64	36
0.289% due 07/25/2037		489	323
Delta Funding Home Equity Loan Trust
0.981% due 09/15/2029		34	31
Drug Royalty LP
3.082% due 07/15/2023		11,598	11,674
Dryden Leveraged Loan CDO
0.471% due 10/20/2020		2,871	2,852
Dryden Senior Loan Fund
1.401% due 01/15/2022		24,100	24,060
Duane Street CLO Ltd.
0.480% due 01/11/2021		2,292	2,278
Duchess CLO BV
0.302% due 02/28/2023	EUR	3,257	3,890
Eagle Ltd.
2.570% due 12/15/2039		$4,700	4,694
Eaton Vance CDO PLC
0.329% due 03/25/2026	EUR	773	920
Educational Services of America, Inc.
0.900% due 04/25/2039		$7,975	8,004
Elm CLO Ltd.
1.635% due 01/17/2023		32,000	32,000
EMC Mortgage Loan Trust
0.870% due 01/25/2041		511	501
0.910% due 05/25/2040		60	55
Equity One Mortgage Pass-Through Trust
0.470% due 04/25/2034		589	488
0.730% due 11/25/2032		293	276
Eurocredit CDO PLC
0.536% due 01/16/2022	EUR	10,713	12,925
0.636% due 04/17/2023		358	430
Fairbanks Capital Mortgage Loan Trust
1.445% due 05/25/2028		$261	255
First NLC Trust
0.240% due 08/25/2037		595	339
Flagship CLO
0.477% due 09/20/2019		743	741
Fore CLO Ltd.
0.476% due 07/20/2019		6,311	6,286
Four Corners CLO Ltd.
0.525% due 01/26/2020		2,246	2,235

Franklin CLO Ltd.
0.501% due 06/15/2018		2,882	2,867
Fraser Sullivan CLO Ltd.
0.501% due 03/15/2020		47	47
Galaxy CLO Ltd.
1.522% due 08/20/2022		3,000	2,991
Gallatin CLO Ltd.
1.501% due 07/15/2023		32,000	31,956
Gateway Euro CLO S.A.
0.398% due 04/25/2023	EUR	802	969
Golden Knight CDO Ltd.
0.471% due 04/15/2019		$5,291	5,266
Goldentree Loan Opportunities Ltd.
0.926% due 10/18/2021		1,313	1,311
1.528% due 04/17/2022		4,700	4,685
Gracechurch Card Funding PLC
0.861% due 02/15/2017		74,100	74,175
Greenpoint Home Equity Loan Trust
0.521% due 01/15/2030		80	75
Gresham Capital CLO BV
0.587% due 03/23/2026	EUR	1,534	1,858
GSAMP Trust
0.240% due 12/25/2036		$443	230
Harbourmaster CLO BV
0.301% due 05/08/2023	EUR	1,458	1,757
HarbourView CLO
0.505% due 12/27/2019		$467	462
Hewett’s Island CDO Ltd.
0.456% due 06/09/2019		264	264
Highbridge Loan Management Ltd.
1.497% due 09/20/2022		13,075	13,090
Home Equity Asset Trust
1.090% due 02/25/2033		1	1
HSI Asset Loan Obligation Trust
0.215% due 12/25/2036		132	61
Hyundai Capital Auto Funding Ltd.
1.162% due 09/20/2016		172	172
ING Investment Management CLO Ltd.
0.449% due 12/13/2020		852	852
0.479% due 12/13/2020		2,659	2,639
Inwood Park CDO Ltd.
0.456% due 01/20/2021		731	728
Irwin Whole Loan Home Equity Trust
0.710% due 07/25/2032		46	43
Jersey Street CLO Ltd.
0.481% due 10/20/2018		1,089	1,088
JPMorgan Mortgage Acquisition Trust
0.230% due 03/25/2047		70	68
Jubilee CDO BV
0.532% due 08/21/2021	EUR	1,176	1,415
Landmark CDO Ltd.
0.506% due 07/15/2018		$59	59
LCM LP
1.491% due 04/15/2022		45,900	45,787
Lehman ABS Mortgage Loan Trust
0.260% due 06/25/2037		492	319
Lehman XS Trust
0.305% due 04/25/2037 ^		1,446	1,069
Lightpoint CLO
0.482% due 08/05/2019		1,618	1,613
LightPoint Pan-European CLO PLC
0.338% due 01/31/2022	EUR	407	491
Lockwood Grove CLO Ltd.
1.603% due 01/25/2024		$13,700	13,700
Long Beach Mortgage Loan Trust
0.730% due 10/25/2034		359	336
0.870% due 03/25/2032		57	53
Madison Park Funding Ltd.
1.482% due 04/22/2022		34,650	34,522
1.491% due 06/15/2022		1,964	1,963
Malin CLO BV
0.276% due 05/07/2023	EUR	3,339	3,995
Massachusetts Educational Financing Authority
1.184% due 04/25/2038		$2,380	2,399
MASTR Asset-Backed Securities Trust
0.220% due 11/25/2036		78	37
0.220% due 01/25/2037		431	192
Merrill Lynch Mortgage Investors Trust
0.250% due 09/25/2037		6	2
0.290% due 02/25/2037		404	190
Morgan Stanley ABS Capital, Inc. Trust
0.230% due 05/25/2037		282	198
0.270% due 09/25/2036		25	14
0.970% due 07/25/2037		384	373
Morgan Stanley Investment Management Mezzano BV
0.928% due 05/15/2024	EUR	340	408

Morgan Stanley IXIS Real Estate Capital Trust
0.220% due 11/25/2036		$12	6
Mountain Capital CLO Ltd.
0.481% due 09/15/2018		92	92
MT Wilson CLO Ltd.
0.460% due 07/11/2020		1,588	1,585
Nash Point CLO
0.548% due 07/25/2022	EUR	341	411
National Collegiate Student Loan Trust
0.300% due 11/27/2028		$2,412	2,379
0.310% due 12/27/2027		972	958
0.410% due 07/25/2028		11,606	11,559
Nautique Funding Ltd.
0.481% due 04/15/2020		879	871
Navient Private Education Loan Trust
0.861% due 09/16/2024		7,053	7,058
Navient Student Loan Trust
0.450% due 08/25/2020		10,000	10,002
Nelnet Education Loan Funding, Inc.
0.373% due 08/26/2019		58	58
Neuberger Berman CLO Ltd.
1.384% due 07/25/2023		26,000	25,986
New Century Home Equity Loan Trust
0.350% due 05/25/2036		629	447
North Carolina State Education Assistance Authority
0.684% due 10/26/2020		83	83
Northstar Education Finance, Inc.
0.373% due 01/30/2017		2,684	2,666
0.870% due 12/26/2031		16,736	16,827
Octagon Investment Partners Ltd.
0.471% due 04/23/2020		610	607
1.502% due 05/05/2023		49,100	48,932
OneMain Financial Issuance Trust
2.430% due 06/18/2024		10,100	10,100
Option One Mortgage Loan Trust
0.710% due 08/25/2032		149	137
Option One Mortgage Loan Trust Asset-Backed Certificates
0.710% due 06/25/2032		22	21
Panhandle-Plains Higher Education Authority, Inc.
1.385% due 10/01/2035		1,239	1,260
Park Place Securities, Inc.
0.430% due 09/25/2035		219	218
Popular ABS Mortgage Pass-Through Trust
0.260% due 06/25/2047 ^		350	340
Prospero CLO BV
0.321% due 10/20/2022	EUR	517	621
Race Point CLO Ltd.
0.491% due 04/15/2020		$6,463	6,451
1.541% due 12/15/2022		54,350	54,459
Renaissance Home Equity Loan Trust
0.530% due 11/25/2034		209	179
0.670% due 12/25/2033		344	336
1.035% due 08/25/2033		638	604
Residential Asset Mortgage Products Trust
0.715% due 06/25/2032		6	5
Residential Asset Securities Corp. Trust
0.655% due 07/25/2032 ^		79	67
Saturn CLO Ltd.
0.458% due 05/13/2022		5,691	5,628
SBA Tower Trust
2.898% due 10/15/2044		10,200	10,251
SLC Student Loan Trust
0.321% due 06/15/2022		6,432	6,419
SLM Private Credit Student Loan Trust
0.421% due 03/15/2024		1,510	1,497
SLM Private Education Loan Trust
0.911% due 10/16/2023		974	977
1.211% due 06/15/2023		648	651
1.261% due 12/15/2021		2,419	2,427
SLM Student Loan Trust
0.234% due 07/25/2017		308	307
0.304% due 04/27/2020		1,826	1,826
0.304% due 04/25/2022		5,283	5,279
0.314% due 07/25/2019		1,924	1,922
0.354% due 01/27/2025		7,349	7,329
0.384% due 01/25/2021		30	30
0.415% due 05/25/2018		7,641	7,641
0.870% due 01/25/2029		10,393	10,442
1.734% due 04/25/2023		11,018	11,327
South Carolina Student Loan Corp.
0.784% due 03/01/2018		148	147
Specialty Underwriting & Residential Finance Trust
0.850% due 01/25/2034		90	79
Stone Tower CLO Ltd.
0.458% due 04/17/2021		3,177	3,136

Stoney Lane Funding Corp.
0.468% due 04/18/2022		3,465	3,435
Structured Asset Securities Corp. Mortgage Loan Trust
0.270% due 01/25/2037		61	61
1.656% due 04/25/2035		1,611	1,562
Symphony CLO LP
1.335% due 01/09/2023		17,950	17,863
Symphony CLO Ltd.
1.741% due 07/23/2023		2,000	1,999
Theseus European CLO S.A.
0.518% due 08/27/2022	EUR	413	497
Trimaran CLO Ltd.
0.482% due 11/01/2018		$107	107
Venture CDO Ltd.
0.452% due 07/22/2021		1,737	1,713
0.512% due 07/22/2021		9,235	9,121
Washington Mutual Asset-Backed Certificates Trust
0.215% due 10/25/2036		73	38
WG Horizons CLO
0.496% due 05/24/2019		3,103	3,078
WhiteHorse Ltd.
0.702% due 05/01/2018		662	663
Wood Street CLO BV
0.561% due 11/22/2021	EUR	1,900	2,233

Total Asset-Backed Securities (Cost $973,591)			966,899

SOVEREIGN ISSUES 5.9%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$16,800	16,899
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	365,000	129,576
0.000% due 10/01/2015		322,000	110,660
0.000% due 01/01/2016		66,000	21,983
Development Bank of Japan, Inc.
0.428% due 04/17/2015		$45,500	45,519
0.543% due 02/23/2015		7,500	7,503
0.563% due 02/25/2015		14,700	14,706
1.625% due 10/05/2016		30,000	30,417
1.736% due 04/27/2017		12,000	12,103
2.750% due 03/15/2016		10,000	10,260
Export-Import Bank of Korea
0.934% due 11/26/2016		2,000	2,011
0.980% due 01/14/2017		9,625	9,657
1.093% due 09/17/2016		15,800	15,883
1.250% due 11/20/2015		27,420	27,484
2.047% due 03/21/2015		39,900	40,002
3.750% due 10/20/2016		17,700	18,493
4.000% due 01/11/2017		2,900	3,044
4.125% due 09/09/2015		41,866	42,799
5.125% due 03/16/2015		2,000	2,019
Japan Bank for International Cooperation
0.593% due 11/13/2018		50,000	50,066
2.250% due 07/13/2016		15,000	15,342
Japan Finance Organization for Municipalities
0.883% due 05/22/2017		27,000	27,118
Kommunalbanken A/S
0.362% due 05/02/2019		50,000	50,332
Korea Housing Finance Corp.
3.500% due 12/15/2016		2,800	2,907
4.125% due 12/15/2015		4,250	4,369
Korea Land & Housing Corp.
1.875% due 08/02/2017		14,800	14,764
Poland Government International Bond
3.875% due 07/16/2015		15,020	15,329
Slovenia Government International Bond
2.750% due 03/17/2015	EUR	7,400	9,011
4.000% due 02/17/2016		583	734
4.700% due 11/01/2016		51,900	67,287
State of North Rhine-Westphalia
0.533% due 04/28/2017		$45,200	45,459
0.552% due 05/03/2017		29,000	29,179

Total Sovereign Issues (Cost $928,040)			892,915

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Citigroup Capital
7.875% due 10/30/2040		184,000	4,891

Total Preferred Securities (Cost $4,959)			4,891

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.7%
CERTIFICATES OF DEPOSIT 3.0%
Banco Bilbao Vizcaya Argentaria S.A.
0.981% due 10/23/2015	$90,300	90,216
Intesa Sanpaolo SpA
1.610% due 04/11/2016	29,800	29,861
1.650% due 04/07/2015	170,950	171,287
Itau Unibanco Holding S.A.
1.152% due 06/04/2015	89,000	88,998
1.190% due 06/26/2015	17,000	17,000
Kookmin Bank
0.744% due 07/15/2015	10,000	10,010
0.775% due 05/04/2015	15,000	15,024
0.804% due 04/27/2015	36,300	36,302

		458,698

COMMERCIAL PAPER 6.7%
Daimler Finance North America LLC
0.610% due 03/02/2015	6,600	6,593
ENI Coordination Center S.A.
0.500% due 03/20/2015	4,950	4,947
ENI Finance USA, Inc.
0.550% due 10/26/2015	20,000	20,000
0.570% due 06/24/2015	24,000	23,955
0.614% due 04/10/2015	34,500	34,499
0.626% due 02/17/2015	24,650	24,653
Entergy Corp.
0.860% due 01/29/2015	20,864	20,851
0.870% due 02/03/2015	15,100	15,088
0.890% due 01/20/2015	2,500	2,499
0.900% due 01/20/2015	1,500	1,499
0.910% due 01/06/2015	12,100	12,099
0.920% due 01/21/2015	15,800	15,792
Ford Motor Credit Co.
0.680% due 04/01/2015	25,900	25,867
0.680% due 04/06/2015	8,000	7,989
0.680% due 04/20/2015	38,400	38,337
0.760% due 01/05/2015	14,000	13,999
Greensill Capital SCF S.A.
5.576% due 03/02/2015 (d)	4,914	4,871
5.830% due 03/04/2015 (d)	44,527	44,103
Kansas City Southern Railway Co.
0.580% due 01/08/2015	25,000	24,998
Kinder Morgan, Inc.
0.770% due 01/09/2015	25,000	24,996
1.300% due 01/05/2015	50,000	49,995
NiSource Finance Corp.
0.680% due 01/05/2015	17,800	17,799
0.717% due 01/23/2015	50,000	49,979
0.720% due 01/05/2015	24,300	24,298
0.780% due 01/05/2015	61,000	60,996
0.890% due 01/21/2015	16,100	16,092
0.890% due 01/23/2015	22,700	22,688
Tesco Treasury Services PLC
0.985% due 08/18/2015	6,600	6,484
1.024% due 08/17/2015	140,000	137,546
1.750% due 01/26/2015	2,000	1,998
1.850% due 01/26/2015	2,000	1,997
1.925% due 01/26/2015	29,700	29,662
3.990% due 08/18/2015	9,500	9,333
Vodafone Group PLC
0.475% due 04/10/2015	5,000	4,995
0.510% due 04/10/2015	18,000	17,984
0.530% due 06/02/2015	15,000	14,975
0.550% due 04/01/2015	125,000	124,902
0.600% due 08/03/2015	1,500	1,496

Williams Partners LP
1.300% due 01/05/2015		50,000	49,995

			1,010,849

REPURCHASE AGREEMENTS (e) 0.1%			8,264

SHORT-TERM NOTES 0.3%
Pacific Gas & Electric Co.
0.005% due 05/11/2015		2,700	2,700
0.433% due 05/11/2015		20,000	20,004
Volvo Treasury AB
0.622% due 06/23/2015		17,600	17,595

			40,299

JAPAN TREASURY BILLS 2.6%
(0.014%) due 01/13/2015 - 03/02/2015 (b)	JPY	47,780,000	398,904

MEXICO TREASURY BILLS 1.4%
2.956% due 02/19/2015 - 04/01/2015 (b)	MXN	3,164,225	213,406

SLOVENIA TREASURY BILLS 0.0%
0.761% due 04/09/2015	EUR	1,000	1,210

U.S. TREASURY BILLS 0.6%
0.052% due 02/12/2015 - 05/28/2015 (b)(f)(h)(j)		$95,353	95,342

Total Short-Term Instruments (Cost $2,245,425)			2,226,972

Total Investments in Securities (Cost $16,018,449)			15,900,849

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio		1,706	17
PIMCO Short-Term Floating NAV Portfolio III		482,259	4,780

Total Short-Term Instruments (Cost $4,797)			4,797

Total Investments in Affiliates (Cost $4,797)			4,797

Total Investments 104.9% (Cost $16,023,246)			$15,905,646
Financial Derivative Instruments (g)(i) 0.3% (Cost or Premiums, net $20,774)			47,506
Other Assets and Liabilities, net (5.2%)			(790,161)

Net Assets 100.0%			$15,162,991

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Greensill Capital SCF S.A.	5.576%	03/02/2015	09/09/2014	$4,871	$4,871	0.03%
Greensill Capital SCF S.A.	5.830%	03/04/2015	09/03/2014	44,105	44,103	0.29%

				$48,976	$48,974	0.32%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$8,264	Fannie Mae 2.260% due 10/17/2022	$(8,432)	$8,264	$8,264

Total Repurchase Agreements						$(8,432)	$8,264	$8,264

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BPG	0.350%	12/22/2014	01/14/2015	$(10,887)	$(10,888)
FOB	0.400%	12/22/2014	01/26/2015	(2,079)	(2,079)
	0.450%	12/18/2014	01/20/2015	(4,770)	(4,771)
IND	0.280%	12/19/2014	01/21/2015	(476,405)	(476,430)
	0.280%	01/06/2015	01/21/2015	(232,840)	(232,840)
RDR	0.400%	12/30/2014	01/14/2015	(46,424)	(46,426)
	0.420%	12/15/2014	01/16/2015	(210,389)	(210,433)
	0.420%	12/18/2014	01/20/2015	(7,587)	(7,588)
	0.420%	12/19/2014	01/20/2015	(9,484)	(9,486)
	0.420%	12/24/2014	01/15/2015	(66,798)	(66,805)
RYL	0.400%	12/24/2014	01/23/2015	(47,797)	(47,802)
ULO	0.300%	12/26/2014	01/22/2015	(81,064)	(81,068)
	0.380%	12/24/2014	01/23/2015	(73,607)	(73,614)

Total Reverse Repurchase Agreements					$(1,270,230)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $564,920 at a weighted average interest rate of (0.100%).

(f)	Securities with an aggregate market value of $826,341 and cash of $390 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	7,138	$82	$89	$0
90-Day Eurodollar June Futures	Long	06/2015	34,035	818	425	0
90-Day Eurodollar March Futures	Short	03/2018	33,081	(27,451)	0	(2,481)
90-Day Eurodollar September Futures	Long	09/2015	5,914	(647)	74	0
U.S. Treasury 2-Year Note March Futures	Long	03/2015	19,000	1,457	891	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2016	27,033	(18,530)	0	(2,107)

Total Futures Contracts				$(44,271)	$1,479	$(4,588)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.685%	12/22/2016	$3,835,000	$519	$(1,068)	$0	$(725)
Receive	3-Month USD-LIBOR	1.500%	12/17/2017	2,162,000	(15,205)	(12,416)	0	(166)

					$(14,686)	$(13,484)	$0	$(891)

Total Swap Agreements					$(14,686)	$(13,484)	$0	$(891)

(h)	Securities with an aggregate market value of $81,956 and cash of $1,762 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015		$9,334	JPY	1,119,380	$11	$0
	02/2015	JPY	1,119,380		$9,336	0	(12)
	02/2015		$1,739	GBP	1,107	0	(14)
	03/2015	EUR	3,400		$4,630	513	0
BPS	02/2015	MXN	1,240,841		91,014	7,146	0
	07/2015	BRL	365,000		144,795	14,215	0
	01/2016		32,000		12,573	1,690	0
BRC	03/2015	EUR	3,400		4,667	550	0
	03/2015	MXN	267,670		18,901	826	0
	10/2015	BRL	202,000		71,504	1,076	0
	02/2016	EUR	600		833	102	0
CBK	01/2015		2,217		2,743	60	0
	02/2015	JPY	18,000,000		150,640	328	0
	02/2015	MXN	64,290		4,719	370	0
	02/2015		$621	AUD	766	3	0
	03/2015	JPY	22,780,000		$193,002	2,731	0
	10/2015	BRL	120,000		42,403	564	0
DUB	01/2015	EUR	18,832		23,108	320	0
	03/2015		400		554	69	0
	04/2015		1,000		1,380	169	0
FBF	01/2015	JPY	1,119,380		9,459	114	0
	03/2015	MXN	992,876		70,024	2,980	0
GLM	01/2015	JPY	7,000,000		57,925	0	(519)
	01/2015		$351,081	EUR	287,726	0	(2,918)
	02/2015	EUR	266,889		$325,274	2,225	0
	02/2015		$4,548	GBP	2,904	0	(23)
HUS	01/2015	AUD	38,876		$33,254	1,515	0
	04/2015	MXN	638,716		44,085	1,025	0
JPM	01/2015		$3,324	EUR	2,704	0	(52)
	02/2015	GBP	9,350		$14,670	100	0
	02/2015		$2,396	MXN	35,331	0	(6)
MSB	01/2015	EUR	269,381		$334,772	8,807	0
	01/2015		$31,832	AUD	38,876	0	(94)
	02/2015	AUD	38,876		$31,765	93	0
	02/2015	GBP	124,947		195,651	953	0
	02/2015		$37,754	GBP	24,163	0	(103)
RYL	12/2015	GBP	10,899		$17,759	805	0
UAG	01/2016	BRL	34,000		13,143	1,579	0

Total Forward Foreign Currency Contracts						$50,939	$(3,741)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250%	02/26/2015	$1,220,000	$4,804	$34
BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.050%	07/21/2015	122,100	305	151
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.050%	07/21/2015	3,611,000	9,028	4,465
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600%	03/18/2015	1,500,000	4,600	403

							$18,737	$5,053

Total Purchased Options							$18,737	$5,053

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC 1-Year Interest Rate Swap (Effective 07/23/2018)	3-Month USD-LIBOR	Receive	3.000%	07/21/2015	$2,656,920	$(9,956)	$(14,432)

Total Written Options							$(9,956)	$(14,432)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	HeidelbergCement Finance BV	5.000%	06/20/2019	0.907%	EUR	10,000	$2,394	$(193)	$2,201	$0
	Lafarge S.A.	1.000%	06/20/2019	0.594%		15,000	(89)	422	333	0
BPS	Domtar Corp.	1.000%	06/20/2019	1.181%		$19,150	(325)	182	0	(143)
BRC	Volvo Treasury AB	1.000%	12/20/2019	0.752%	EUR	12,300	(12)	198	186	0
	Wendel S.A.	1.000%	09/20/2019	0.859%		10,700	(79)	167	88	0
CBK	HeidelbergCement Finance BV	5.000%	06/20/2019	0.907%		8,200	1,957	(152)	1,805	0
	Lafarge S.A.	1.000%	06/20/2019	0.594%		11,500	(68)	324	256	0
	Volvo Treasury AB	1.000%	12/20/2019	0.752%		6,100	(38)	131	93	0
	Wendel S.A.	1.000%	09/20/2019	0.859%		300	(1)	4	3	0
FBF	HeidelbergCement Finance BV	5.000%	06/20/2019	0.907%		21,500	5,117	(384)	4,733	0
	Volvo Treasury AB	1.000%	09/20/2019	0.709%		18,300	132	176	308	0
	Wendel S.A.	5.000%	09/20/2019	0.859%		11,900	3,149	(357)	2,792	0
GST	Tokyo Electric Power Co., Inc.	1.000%	03/20/2015	0.759%	JPY	40,000	(4)	5	1	0
	Tokyo Electric Power Co., Inc.	1.000%	03/20/2016	0.880%		470,000	(110)	117	7	0
	Volvo Treasury AB	1.000%	12/20/2019	0.752%	EUR	8,650	(109)	240	131	0
	Wendel S.A.	5.000%	09/20/2019	0.859%		4,500	1,184	(128)	1,056	0
HUS	HeidelbergCement Finance BV	5.000%	06/20/2019	0.907%		2,000	473	(33)	440	0
	Petrobras International Finance Co.	1.000%	03/20/2015	5.660%		$8,200	(33)	(48)	0	(81)
JPM	Domtar Corp.	1.000%	03/20/2019	1.059%		1,250	(24)	22	0	(2)
	Volvo Treasury AB	1.000%	09/20/2019	0.709%	EUR	9,700	82	82	164	0
MYC	Domtar Corp.	1.000%	06/20/2019	1.181%		$1,990	(33)	18	0	(15)
	Domtar Corp.	1.000%	09/20/2019	1.290%		18,200	(591)	359	0	(232)

							$12,972	$1,152	$14,597	$(473)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$54,158	$(229)	$131	$0	$(98)
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	187,983	(750)	411	0	(339)

					$(979)	$542	$0	$(437)

Total Swap Agreements					$11,993	$1,694	$14,597	$(910)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Securities with an aggregate market value of $13,948 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$77,314	$0	$77,314
Corporate Bonds & Notes
Banking & Finance	0	5,083,442	23,556	5,106,998
Industrials	0	3,427,100	21,267	3,448,367
Utilities	0	1,489,014	0	1,489,014
Municipal Bonds & Notes
Arkansas	0	5,477	0	5,477
California	0	129,220	0	129,220
Georgia	0	2,007	0	2,007
Hawaii	0	1,403	0	1,403
Massachusetts	0	10,373	0	10,373
New Jersey	0	7,118	0	7,118
New York	0	32,912	0	32,912
North Carolina	0	3,931	0	3,931
Ohio	0	9,318	0	9,318
Oregon	0	1,000	0	1,000
South Dakota	0	1,038	0	1,038
U.S. Government Agencies	0	332,745	6,590	339,335
U.S. Treasury Obligations	0	237,428	0	237,428
Mortgage-Backed Securities	0	876,979	29,940	906,919
Asset-Backed Securities	0	951,933	14,966	966,899
Sovereign Issues	0	863,736	29,179	892,915
Preferred Securities
Banking & Finance	4,891	0	0	4,891
Short-Term Instruments
Certificates of Deposit	0	458,698	0	458,698
Commercial Paper	0	1,010,849	0	1,010,849
Repurchase Agreements	0	8,264	0	8,264
Short-Term Notes	0	40,299	0	40,299
Japan Treasury Bills	0	398,904	0	398,904
Mexico Treasury Bills	0	213,406	0	213,406
Slovenia Treasury Bills	0	1,210	0	1,210
U.S. Treasury Bills	0	95,342	0	95,342
	$4,891	$15,770,460	$125,498	$15,900,849

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,797	$0	$0	$4,797

Total Investments	$9,688	$15,770,460	$125,498	$15,905,646

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,479	0	0	1,479
Over the counter	0	70,589	0	70,589
	$1,479	$70,589	$0	$72,068

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,588)	(891)	0	(5,479)
Over the counter	0	(19,083)	0	(19,083)
	$(4,588)	$(19,974)	$0	$(24,562)

Totals	$6,579	$15,821,075	$125,498	$15,953,152

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Small Cap StocksPLUS® AR Strategy Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.2%
BANK LOAN OBLIGATIONS 0.3%
Community Health Systems, Inc.
3.486% due 01/25/2017		$995	$991
HCA, Inc.
2.919% due 03/31/2017		3,084	3,067

Total Bank Loan Obligations (Cost $4,065)			4,058

CORPORATE BONDS & NOTES 29.8%
BANKING & FINANCE 19.5%
AerCap Ireland Capital Ltd.
3.750% due 05/15/2019		2,600	2,577
Ally Financial, Inc.
3.125% due 01/15/2016		700	705
3.500% due 07/18/2016		1,500	1,521
4.625% due 06/26/2015		8,100	8,171
5.500% due 02/15/2017		600	631
6.250% due 12/01/2017		900	974
8.300% due 02/12/2015		17,800	17,911
American Honda Finance Corp.
0.732% due 10/07/2016		3,100	3,115
Banco del Estado de Chile
4.125% due 10/07/2020		1,800	1,890
Banco do Brasil S.A.
3.875% due 10/10/2022		700	644
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,000	1,019
Banco Santander Chile
1.831% due 01/19/2016		1,000	1,005
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		500	496
Bank of America Corp.
0.562% due 08/15/2016		400	397
1.500% due 10/09/2015		700	703
6.400% due 08/28/2017		200	223
6.500% due 08/01/2016		12,425	13,394
Bank of Montreal
2.850% due 06/09/2015		200	202
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.648% due 03/10/2017		7,100	7,068
Barclays Bank PLC
14.000% due 06/15/2019 (c)	GBP	5,600	11,499
BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	207
6.500% due 03/10/2021		200	218
6.750% due 09/30/2022		3,900	4,300
7.250% due 04/22/2020		400	442
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,600	1,985
Caixa Economica Federal
4.250% due 05/13/2019		$200	196
CIT Group, Inc.
4.250% due 08/15/2017		1,400	1,431
4.750% due 02/15/2015		10,200	10,217
5.000% due 05/15/2017		400	416
5.500% due 02/15/2019		1,700	1,799
Citigroup, Inc.
0.506% due 06/09/2016		4,600	4,558
0.912% due 11/15/2016		7,000	7,005
1.194% due 07/25/2016		8,600	8,658
1.300% due 04/01/2016		1,000	1,002
2.650% due 03/02/2015		5,000	5,015
4.875% due 05/07/2015		1,000	1,013
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	600	864
Denali Borrower LLC
5.625% due 10/15/2020		$2,000	2,086
Deutsche Bank AG
0.706% due 05/30/2017		1,700	1,698
E*TRADE Financial Corp.
5.375% due 11/15/2022		5,800	5,945
Eksportfinans ASA
2.000% due 09/15/2015		700	702
Ford Motor Credit Co. LLC
1.700% due 05/09/2016		2,900	2,912

2.500% due 01/15/2016		2,700	2,731
2.750% due 05/15/2015		6,850	6,897
3.875% due 01/15/2015		1,200	1,201
5.625% due 09/15/2015		5,069	5,232
7.000% due 04/15/2015		400	407
8.000% due 12/15/2016		200	224
General Motors Financial Co., Inc.
2.750% due 05/15/2016		700	713
4.750% due 08/15/2017		10,270	10,856
Goldman Sachs Group, Inc.
0.632% due 07/22/2015		1,700	1,700
International Lease Finance Corp.
4.875% due 04/01/2015		1,900	1,917
5.750% due 05/15/2016		700	728
6.750% due 09/01/2016		3,475	3,710
8.625% due 09/15/2015		2,600	2,717
Intesa Sanpaolo SpA
3.125% due 01/15/2016		5,400	5,488
JPMorgan Chase & Co.
0.854% due 02/26/2016		7,000	7,016
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		3,600	3,998
Korea Development Bank
3.500% due 08/22/2017		200	209
Korea Finance Corp.
3.250% due 09/20/2016		600	620
Macquarie Bank Ltd.
6.625% due 04/07/2021		2,600	3,005
Morgan Stanley
3.800% due 04/29/2016		1,300	1,344
MUFG Union Bank N.A.
0.632% due 05/05/2017		4,000	3,998
Navient Corp.
5.000% due 04/15/2015		700	707
6.250% due 01/25/2016		2,100	2,189
New York Life Global Funding
0.581% due 05/23/2016		3,425	3,438
Novo Banco S.A.
2.625% due 05/08/2017	EUR	2,800	3,169
NRAM Covered Bond LLP
5.625% due 06/22/2017		$1,100	1,208
Prudential Covered Trust
2.997% due 09/30/2015		9,750	9,889
Rabobank Group
0.513% due 11/23/2016		6,600	6,609
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		100	113
Royal Bank of Scotland PLC
13.125% due 03/19/2022	AUD	1,100	1,053
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		$16,000	15,880
Springleaf Finance Corp.
5.750% due 09/15/2016		200	207
6.900% due 12/15/2017		1,900	2,028
State Bank of India
4.500% due 07/27/2015		100	102
Stone Street Trust
5.902% due 12/15/2015		200	208
Tri-Command Military Housing LLC
5.383% due 02/15/2048		1,320	1,237
Turkiye Garanti Bankasi A/S
2.731% due 04/20/2016		200	201
UBS AG
5.125% due 05/15/2024		3,700	3,724
Wells Fargo & Co.
1.250% due 07/20/2016		2,900	2,911
3.500% due 03/08/2022		38	40

			256,438

INDUSTRIALS 7.5%
AbbVie, Inc.
0.992% due 11/06/2015		5,400	5,418
Braskem Finance Ltd.
5.750% due 04/15/2021		2,500	2,531
Cisco Systems, Inc.
0.285% due 09/03/2015		12,700	12,702
COX Communications, Inc.
5.500% due 10/01/2015		1,176	1,216
Daimler Finance North America LLC
0.831% due 01/09/2015		2,300	2,300
0.912% due 08/01/2016		3,600	3,621
Deutsche Telekom International Finance BV
3.125% due 04/11/2016		3,000	3,076

DISH DBS Corp.
7.125% due 02/01/2016		2,300	2,424
7.750% due 05/31/2015		6,400	6,584
DP World Sukuk Ltd.
6.250% due 07/02/2017		1,100	1,196
Enbridge, Inc.
0.905% due 10/01/2016		2,500	2,500
GTL Trade Finance, Inc.
7.250% due 10/20/2017		700	763
HCA, Inc.
6.375% due 01/15/2015		600	601
6.500% due 02/15/2016		850	889
Johnson & Johnson
0.306% due 11/28/2016		10,400	10,413
Kroger Co.
0.758% due 10/17/2016		3,400	3,396
MGM Resorts International
6.625% due 07/15/2015		3,450	3,519
7.500% due 06/01/2016		2,400	2,538
7.625% due 01/15/2017		400	432
PepsiCo, Inc.
0.433% due 07/30/2015		10,000	10,004
President and Fellows of Harvard College
6.500% due 01/15/2039		1,100	1,596
Reynolds American, Inc.
1.050% due 10/30/2015		1,100	1,102
Rockies Express Pipeline LLC
3.900% due 04/15/2015		500	499
STATS ChipPAC Ltd.
4.500% due 03/20/2018		600	594
Thomson Reuters Corp.
1.300% due 02/23/2017		9,800	9,754
Total Capital Canada Ltd.
0.611% due 01/15/2016		1,000	1,002
UAL Pass-Through Trust
10.400% due 05/01/2018		32	36
Unitymedia Hessen GmbH & Co. KG
5.750% due 01/15/2023	EUR	5,900	7,750

			98,456

UTILITIES 2.8%
AT&T, Inc.
0.677% due 03/30/2017		$4,500	4,501
Petrobras Global Finance BV
2.000% due 05/20/2016		7,300	6,991
Shell International Finance BV
0.442% due 11/15/2016		2,500	2,502
Sprint Communications, Inc.
6.000% due 12/01/2016		500	524
Verizon Communications, Inc.
0.435% due 03/06/2015		900	900
1.771% due 09/15/2016		6,400	6,519
1.991% due 09/14/2018		10,100	10,516
2.500% due 09/15/2016		2,057	2,104
3.650% due 09/14/2018		2,400	2,537
6.100% due 04/15/2018		33	37

			37,131

Total Corporate Bonds & Notes (Cost $391,954)			392,025

MUNICIPAL BONDS & NOTES 1.4%
CALIFORNIA 0.7%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	146
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025		3,500	4,141
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034		400	558
San Luis Obispo County, California Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 09/01/2027		7,100	3,986
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031		400	453

			9,284

COLORADO 0.4%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026		4,300	5,048

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	147

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,452

NEW YORK 0.1%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	114
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,221

		1,335

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	88

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	600	754

Total Municipal Bonds & Notes (Cost $15,062)		18,108

U.S. GOVERNMENT AGENCIES 8.4%
Fannie Mae
0.520% due 07/25/2037	112	112
0.550% due 07/25/2037	119	119
0.570% due 09/25/2035	249	250
2.310% due 08/01/2022	100	99
4.000% due 07/01/2018 - 01/01/2045	18,674	19,912
4.500% due 04/01/2025 - 02/01/2045	20,317	22,046
4.501% due 07/01/2019	930	1,023
5.000% due 02/01/2033 - 02/01/2045	17,592	19,435
5.500% due 09/01/2023 - 02/01/2045	13,021	14,559
6.000% due 05/01/2019 - 01/01/2045	10,287	11,670
7.500% due 04/01/2024 - 11/01/2037	358	427
Freddie Mac
0.210% due 12/25/2036	16	16
0.871% due 10/15/2037	88	90
4.500% due 01/01/2045	6,000	6,503
5.000% due 08/01/2026 - 01/01/2045	3,921	4,325
5.500% due 05/01/2023 - 05/01/2040	1,297	1,453
6.000% due 04/01/2040 - 01/01/2045	1,014	1,148
Ginnie Mae
5.000% due 05/15/2038 - 04/15/2039	3,818	4,221
6.000% due 12/15/2038	211	238
Small Business Administration
5.290% due 12/01/2027	76	84
5.720% due 01/01/2029	1,447	1,636
6.020% due 08/01/2028	1,350	1,544

Total U.S. Government Agencies (Cost $109,593)		110,910

U.S. TREASURY OBLIGATIONS 23.6%
U.S. Treasury Bonds
3.000% due 11/15/2044	5,350	5,624
3.125% due 08/15/2044 (e)	12,600	13,568
4.250% due 05/15/2039	9,600	12,355
4.500% due 08/15/2039	7,700	10,272
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022 (h)	13,847	13,501
0.125% due 07/15/2022 (h)	23,541	22,986
0.125% due 01/15/2023 (h)	7,406	7,178
0.125% due 07/15/2024 (h)	300	290
0.375% due 07/15/2023 (h)	17,855	17,691
1.125% due 01/15/2021 (h)	3,148	3,277
1.750% due 01/15/2028 (h)	3,287	3,731
2.375% due 01/15/2025	11,211	13,192
2.375% due 01/15/2027 (h)	2,472	2,967
2.500% due 01/15/2029 (h)	8,515	10,602
3.625% due 04/15/2028 (h)	147	202
U.S. Treasury Notes
1.875% due 11/30/2021 (e)(j)	23,200	23,068
2.125% due 09/30/2021 (g)(j)	117,600	118,895
2.375% due 08/15/2024	31,200	31,762

Total U.S. Treasury Obligations (Cost $313,115)		311,161

MORTGAGE-BACKED SECURITIES 4.2%
Adjustable Rate Mortgage Trust
4.794% due 11/25/2037 ^		10,127	7,451
Banc of America Commercial Mortgage Trust
5.622% due 04/10/2049		81	81
Bear Stearns ALT-A Trust
5.038% due 11/25/2035 ^		10,789	8,293
ChaseFlex Trust
0.470% due 07/25/2037		622	538
Citigroup Mortgage Loan Trust, Inc.
0.240% due 01/25/2037		9	7
2.510% due 03/25/2036		888	841
5.205% due 08/25/2035		318	312
Countrywide Alternative Loan Trust
0.330% due 02/25/2047		40	35
0.370% due 06/25/2037		134	111
1.113% due 02/25/2036		14	12
Countrywide Home Loan Mortgage Pass-Through Trust
2.418% due 11/25/2034		14	14
2.466% due 02/20/2035		16	16
5.500% due 11/25/2035 ^		107	102
Credit Suisse Commercial Mortgage Trust
5.460% due 09/15/2039		4,423	4,666
DBRR Trust
0.853% due 02/25/2045		1,084	1,084
Deutsche ALT-A Securities, Inc.
0.350% due 06/25/2037 ^		1,020	855
Eddystone Finance PLC
1.083% due 04/19/2021	GBP	2,067	3,173
Granite Master Issuer PLC
0.744% due 12/20/2054		1,409	2,179
0.824% due 12/20/2054		634	983
Granite Mortgages PLC
0.461% due 01/20/2044	EUR	9	11
0.880% due 03/20/2044	GBP	275	428
0.880% due 06/20/2044		231	360
0.938% due 01/20/2044		13	21
0.940% due 09/20/2044		59	92
Greenwich Capital Commercial Funding Corp.
5.819% due 07/10/2038		$1,100	1,154
GSR Mortgage Loan Trust
4.979% due 11/25/2035		18	17
HarborView Mortgage Loan Trust
0.334% due 12/19/2036 ^		1,195	826
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		1,436	1,511
5.439% due 01/15/2049		4,740	5,072
JPMorgan Mortgage Trust
2.539% due 08/25/2034		202	203
2.636% due 02/25/2035		7	6
5.238% due 07/25/2035		113	113
5.750% due 01/25/2036 ^		33	32
LB Commercial Mortgage Trust
5.858% due 07/15/2044		4,574	4,989
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		1,434	1,493
Leek Finance PLC
0.840% due 12/21/2037	GBP	564	925
Merrill Lynch Mortgage Investors Trust
4.978% due 09/25/2035 ^		$304	280
Morgan Stanley Capital Trust
5.610% due 04/15/2049		63	63
Residential Accredit Loans, Inc. Trust
0.355% due 08/25/2036		1,238	955
Silenus European Loan Conduit Ltd.
0.228% due 05/15/2019	EUR	504	603
Structured Adjustable Rate Mortgage Loan Trust
2.414% due 04/25/2035		$433	422
Structured Asset Securities Corp. Trust
2.619% due 10/28/2035		300	288
Wachovia Bank Commercial Mortgage Trust
0.241% due 06/15/2020		267	267
5.749% due 07/15/2045		683	724
WaMu Mortgage Pass-Through Certificates Trust
0.843% due 01/25/2047		42	38
2.163% due 09/25/2046		78	72
2.163% due 10/25/2046		72	66
Wells Fargo Mortgage-Backed Securities Trust
2.609% due 07/25/2036 ^		1,594	1,558
2.612% due 03/25/2036		668	646
5.470% due 12/25/2036		608	596

Total Mortgage-Backed Securities (Cost $54,627)			54,584

ASSET-BACKED SECURITIES 6.7%
Ally Auto Receivables Trust
0.200% due 10/15/2015		3,258	3,258
Asset-Backed Securities Corp. Home Equity Loan Trust
0.720% due 09/25/2034		3	3
0.810% due 07/25/2035		300	274
Bacchus Ltd.
0.471% due 01/20/2019		376	376
Bear Stearns Asset-Backed Securities Trust
0.280% due 02/25/2037		3,610	3,419
0.330% due 08/25/2036		1,379	1,195
0.370% due 12/25/2036		499	469
Citigroup Mortgage Loan Trust, Inc.
0.230% due 07/25/2045		38	32
Cornerstone CLO Ltd.
0.451% due 07/15/2021		2,274	2,257
Countrywide Asset-Backed Certificates
0.450% due 09/25/2036		2,100	1,799
5.530% due 04/25/2047		4,236	4,180
Credit-Based Asset Servicing and Securitization LLC
0.289% due 07/25/2037		13	8
Duane Street CLO Ltd.
0.480% due 01/11/2021		1,191	1,183
Fieldstone Mortgage Investment Trust
0.645% due 12/25/2035		10,750	8,405
First Franklin Mortgage Loan Trust
0.700% due 09/25/2035		4,000	3,771
Gateway Euro CLO S.A.
0.398% due 04/25/2023	EUR	1,316	1,590
Hyde Park CDO BV
0.429% due 06/14/2022		1,007	1,208
JPMorgan Mortgage Acquisition Trust
0.230% due 03/25/2047		$5	5
Lockwood Grove CLO Ltd.
1.603% due 01/25/2024		6,600	6,600
MASTR Specialized Loan Trust
0.430% due 06/25/2046		5,593	4,947
Merrill Lynch Mortgage Investors Trust
0.280% due 08/25/2037		10,923	6,406
Morgan Stanley ABS Capital, Inc. Trust
0.220% due 07/25/2036		7	4
0.330% due 09/25/2036		3,905	2,379
Residential Asset Securities Corp. Trust
0.420% due 04/25/2037		18,700	16,490
SG Mortgage Securities Trust
0.350% due 02/25/2036		6,781	4,501
SLM Private Education Loan Trust
0.761% due 07/15/2022		5,431	5,430
3.411% due 05/16/2044		293	310
SLM Student Loan Trust
0.342% due 12/15/2023	EUR	769	914
Soundview Home Loan Trust
0.230% due 11/25/2036		$10	4
South Texas Higher Education Authority, Inc.
0.755% due 10/01/2020		593	593
SpringCastle America Funding LLC
2.700% due 05/25/2023		6,174	6,173
Venture CDO Ltd.
0.452% due 07/22/2021		397	391

Total Asset-Backed Securities (Cost $87,157)			88,574

SOVEREIGN ISSUES 10.8%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	300	370
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,000	2,146
5.875% due 01/14/2015		600	601
Hydro-Quebec
0.425% due 09/29/2049 (c)		3,600	2,685
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	26,300	32,221
2.250% due 05/15/2016		3,300	4,092
2.750% due 12/01/2015		1,000	1,237
3.750% due 08/01/2015		1,600	1,974
3.750% due 04/15/2016		2,700	3,406
3.750% due 08/01/2016		3,000	3,817
4.500% due 07/15/2015		5,200	6,431
4.750% due 05/01/2017		23,600	31,327
5.250% due 08/01/2017		7,900	10,692

Korea Housing Finance Corp.
4.125% due 12/15/2015		$300	308
Mexico Government International Bond
4.000% due 11/15/2040 (b)	MXN	2,636	201
4.750% due 06/14/2018		28,100	1,903
5.000% due 06/16/2016 (b)		5,008	361
Province of Ontario
0.950% due 05/26/2015		$600	602
1.100% due 10/25/2017		200	199
1.650% due 09/27/2019		300	297
Qatar Government International Bond
5.250% due 01/20/2020		1,500	1,688
Slovenia Government International Bond
5.250% due 02/18/2024		1,700	1,876
Spain Government International Bond
3.150% due 01/31/2016	EUR	2,400	2,993
3.300% due 07/30/2016		10,100	12,769
3.750% due 10/31/2015		6,400	7,955
4.250% due 10/31/2016		7,400	9,579

Total Sovereign Issues (Cost $157,635)			141,730

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Wells Fargo & Co.
7.500% (c)		4,400	5,347

Total Convertible Preferred Securities (Cost $5,487)			5,347

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.6%
CERTIFICATES OF DEPOSIT 1.4%
Credit Suisse
0.645% due 12/07/2015		$5,100	5,104
Intesa Sanpaolo SpA
1.650% due 04/07/2015		12,900	12,931

			18,035

REPURCHASE AGREEMENTS (d) 0.0%			551

MEXICO TREASURY BILLS 1.1%
2.981% due 01/08/2015 - 03/05/2015 (a)	MXN	209,876	14,186

U.S. TREASURY BILLS 0.1%
0.062% due 04/23/2015 - 05/28/2015 (a)(e)(h)(j)		$1,744	1,744

Total Short-Term Instruments (Cost $36,192)			34,516

Total Investments in Securities (Cost $1,174,887)			1,161,013

	SHARES
INVESTMENTS IN AFFILIATES 19.6%
SHORT-TERM INSTRUMENTS 19.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.6%
PIMCO Short-Term Floating NAV Portfolio III		26,024,155	257,951

Total Short-Term Instruments (Cost $259,583)			257,951

Total Investments in Affiliates (Cost $259,583)			257,951

Total Investments 107.8% (Cost $1,434,470)			$1,418,964
Financial Derivative Instruments (f)(i) 5.8% (Cost or Premiums, net $(2,457))			75,753
Other Assets and Liabilities, net (13.6%)			(178,490)

Net Assets 100.0%			$1,316,227

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$551	Fannie Mae 2.260% due 10/17/2022	$(565)	$551	$551

Total Repurchase Agreements						$(565)	$551	$551

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.150%	12/31/2014	01/07/2015	$(5,473)	$(5,472)
DEU	0.050%	01/05/2015	01/12/2015	(9,597)	(9,597)
JPS	0.150%	12/29/2014	01/05/2015	(7,722)	(7,722)
	0.420%	12/30/2014	01/06/2015	(5,366)	(5,366)
	1.300%	12/31/2014	01/02/2015	(797)	(797)

Total Reverse Repurchase Agreements					$(28,954)

Sale-buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	(0.010%)	01/05/2015	01/12/2015	$(3,488)	$(3,490)

Total Sale-Buyback Transactions					$(3,490)

(2)	The average amount of borrowings while outstanding during the period ended December 31, 2014 was $249 at a weighted average interest rate of (0.100%).
(3)	Payable for sale-buyback transactions includes $2 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	01/01/2045	$100	$(103)	$(104)
Fannie Mae	3.500%	02/01/2045	18,000	(18,656)	(18,707)
Fannie Mae	4.000%	01/01/2045	140,000	(148,483)	(149,379)
Fannie Mae	4.000%	02/01/2045	103,500	(109,985)	(110,149)
Fannie Mae	4.000%	03/12/2045	17,000	(18,041)	(18,042)
Fannie Mae	4.500%	01/01/2045	5,000	(5,415)	(5,415)
Fannie Mae	5.500%	01/01/2045	5,000	(5,589)	(5,589)

Total Short Sales				$(306,272)	$(307,385)

(e)	Securities with an aggregate market value of $33,322 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$102.000	01/23/2015	150	$1	$2
Put - CBOT U.S. Treasury 10-Year Note February Futures	103.000	01/23/2015	732	6	12
Put - CBOT U.S. Treasury 10-Year Note February Futures	107.000	01/23/2015	230	2	4
Put - CBOT U.S. Treasury 10-Year Note February Futures	110.000	01/23/2015	89	1	2
Put - CBOT U.S. Treasury 10-Year Note February Futures	112.000	01/23/2015	267	2	4
Put - CBOT U.S. Treasury 10-Year Note February Futures	114.000	01/23/2015	24	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	97.000	02/20/2015	312	3	5
Put - CBOT U.S. Treasury 10-Year Note March Futures	98.000	02/20/2015	144	1	2
Put - CBOT U.S. Treasury 10-Year Note March Futures	100.000	02/20/2015	453	4	7

				$20	$38

Total Purchased Options				$20	$38

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,950.000	01/17/2015	64	$(76)	$(41)

Total Written Options				$(76)	$(41)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	1,055	$(262)	$13	$0
90-Day Eurodollar December Futures	Short	12/2016	1,055	218	0	(39)
90-Day Eurodollar June Futures	Short	06/2015	100	9	0	(1)
Russell 2000 Mini Index March Futures	Long	03/2015	3,245	15,615	0	(3,148)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	1,743	625	381	0

Total Futures Contracts				$16,205	$394	$(3,188)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019		$50,500	$3,208	$(118)	$49	$0
CDX.IG-23 5-Year Index	1.000%	12/20/2019		682,400	11,119	608	56	0
iTraxx Europe 22 5-Year Index	1.000%	12/20/2019	EUR	111,100	2,471	(62)	0	(161)

					$16,798	$428	$105	$(161)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	06/17/2018		$249,300	$(991)	$(351)	$0	$(43)
Receive	3-Month USD-LIBOR	2.250%	12/17/2019		114,000	(2,739)	(405)	0	(91)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		497,100	(15,519)	(5,567)	0	(521)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		16,900	(2,871)	(3,940)	0	(26)
Pay	6-Month AUD-BBR-BBSW	3.250%	09/21/2017	AUD	30,000	224	192	52	0
Pay	6-Month AUD-BBR-BBSW	3.500%	12/20/2018		6,000	36	36	4	0
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2019		200,600	4,391	3,923	854	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/17/2019		27,900	1,149	683	121	0
Pay	6-Month AUD-BBR-BBSW	3.000%	06/17/2020		45,000	464	192	214	0
Receive	6-Month AUD-BBR-BBSW	3.750%	12/17/2024		81,200	(3,493)	(3,332)	0	(587)
Receive	6-Month AUD-BBR-BBSW	3.500%	06/17/2025		24,500	(505)	(158)	0	(182)
Pay	6-Month EUR-EURIBOR	1.008%	11/14/2024	EUR	16,400	417	417	21	0
Pay	6-Month EUR-EURIBOR	1.250%	03/18/2025		26,400	1,268	681	35	0
Receive	6-Month EUR-EURIBOR	1.750%	11/14/2044		6,500	(585)	(585)	0	(25)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		25,800	(4,160)	(3,095)	0	(101)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022	GBP	16,300	(521)	(362)	0	(78)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	1,100	2	(1)	0	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017		76,800	66	(18)	6	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		12,500	22	(4)	1	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		107,600	(46)	(67)	29	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021		29,800	(11)	(11)	8	0
Pay	28-Day MXN-TIIE	6.000%	09/02/2022		6,000	4	(4)	2	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023		200	0	0	0	0
Pay	28-Day MXN-TIIE	6.000%	06/05/2023		200	0	0	0	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		41,600	50	30	21	0
Pay	28-Day MXN-TIIE	6.810%	06/19/2034		29,900	(16)	7	17	0

						$(23,364)	$(11,739)	$1,385	$(1,654)

Total Swap Agreements						$(6,566)	$(11,311)	$1,490	$(1,815)

(g)	Securities with an aggregate market value of $2,113 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(h)	Securities with an aggregate market value of $44,678 and cash of $9,626 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2015	AUD	42,084		$35,997	$1,640	$0
BOA	01/2015		14,009		12,077	640	0
	01/2015	NZD	11,396		8,897	37	(30)
	01/2015		$12,188	EUR	9,825	0	(299)
	01/2015		15,153	JPY	1,817,199	19	0
	02/2015	GBP	16,811		$26,290	94	0
	02/2015	JPY	1,817,199		15,156	0	(19)
	02/2015	NOK	43,630		6,248	401	0
	02/2015		$6,381	NOK	43,396	0	(565)
	05/2015	CAD	12,728		$11,594	670	0
	06/2015	EUR	4,848		6,591	716	0
	06/2016		13,705		18,764	1,984	0
	06/2016		$802	EUR	594	0	(75)
BPS	01/2015	BRL	17,386		$6,545	5	0
	01/2015	MXN	66,000		4,971	503	0
	01/2015		$53,002	AUD	64,773	0	(122)
	01/2015		6,692	BRL	17,386	0	(151)
	02/2015	AUD	64,773		$52,890	121	0
	02/2015	MXN	82,215		6,180	621	0
	02/2015		$2,189	MXN	29,665	0	(182)
	03/2015	MXN	36,314		$2,714	262	0
	06/2015	EUR	2,199		2,982	317	0
	06/2015		$2,924	EUR	2,181	0	(280)
BRC	02/2015		464	MXN	6,319	0	(37)
	06/2015	EUR	4,397		$5,930	601	0
	06/2015		$201	EUR	150	0	(19)
	06/2016	EUR	2,579		$3,546	387	0
CBK	01/2015	JPY	27,700		234	3	0
	01/2015		$22,995	EUR	18,581	0	(511)
	02/2015	CHF	499		$509	7	0
	02/2015	MXN	2,756		202	16	0
	02/2015		$779	INR	48,688	0	(16)
	02/2015		6,282	MXN	85,915	0	(470)
	03/2015	CAD	20,524		$17,708	66	0
	06/2015	EUR	3,221		4,403	499	0
DUB	01/2015	BRL	17,386		6,757	217	0
	01/2015		$6,545	BRL	17,386	0	(5)
	07/2015		6,408		17,386	0	(188)
	02/2016	EUR	900		$1,211	115	0
	06/2016		1,430		1,958	207	0
	06/2016		$3,190	EUR	2,360	0	(300)
FBF	01/2015	JPY	3,173,799		$26,820	323	0
	06/2015	EUR	8,306		11,161	1,094	0
	06/2015		$29,724	EUR	22,180	0	(2,843)
GLM	01/2015	AUD	32,081		$26,703	512	0
	01/2015	EUR	21,767		26,956	617	0
	01/2015	ILS	115		29	0	(1)
	01/2015	SGD	105		79	0	0
	01/2015		$12,030	AUD	13,860	0	(715)
	01/2015		148,652	EUR	122,006	0	(1,019)
	01/2015		10,267	NZD	13,120	0	(32)
	02/2015	EUR	122,006		$148,696	1,017	0
	02/2015	MXN	6,441		475	39	0
	02/2015		$5,606	GBP	3,569	0	(45)
	06/2015		1,448	EUR	1,079	0	(140)
HUS	01/2015		9,077	AUD	10,861	0	(210)
	01/2015		13,190	JPY	1,560,700	0	(160)
JPM	01/2015	JPY	176,400		$1,459	0	(14)
	01/2015		$811	EUR	660	0	(13)
	01/2015		2,559	NZD	3,281	0	0
	01/2015		5,713	ZAR	63,425	0	(252)
	01/2015	ZAR	64,471		$5,836	285	0
	02/2015	INR	4,515		72	1	0
	02/2015	MXN	9,621		663	12	0
	02/2015	SEK	1,265		167	4	0
	02/2015		$351	MXN	5,155	0	(2)
	06/2015		5,138	EUR	3,843	0	(481)
MSB	01/2015	EUR	129,305		$160,693	4,228	0
	06/2015		3,667		5,028	583	0
	06/2016		3,621		4,980	547	0
NAB	06/2015		2,795		3,801	414	0
	06/2016		7,878		10,817	1,170	0
	07/2016		10,776		14,619	1,402	0
NGF	02/2015	HKD	1,233		159	0	0
RBC	01/2015	AUD	1,320		1,122	44	0
	02/2015	MXN	16,542		1,166	47	0
	02/2015		$4,712	MXN	62,261	0	(500)
SOG	01/2015	NZD	5,005		$3,887	0	(17)
	02/2015		$3,876	NZD	5,005	17	0
UAG	01/2015	MXN	22,742		$1,727	186	0
	02/2015	GBP	215		337	2	0
	02/2015		$17,986	INR	1,129,457	0	(288)

Total Forward Foreign Currency Contracts						$22,692	$(10,001)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC CDX.IG-23 5-Year Index	Sell	0.700%	03/18/2015		$11,000	$25	$38
BRC	Put - OTC iTraxx Europe 22 5-Year Index	Buy	1.600%	02/18/2015	EUR	111,100	14	1
FBF	Put - OTC CDX.IG-23 5-Year Index	Buy	1.500%	02/18/2015		$9,000	1	0
	Put - OTC CDX.IG-23 5-Year Index	Buy	1.600%	02/18/2015		40,200	4	1
JPM	Put - OTC CDX.IG-23 5-Year Index	Buy	1.300%	02/18/2015		35,000	3	3

							$47	$43

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC AUD versus USD		$0.965	03/06/2015	AUD	40,000	$3	$0
	Put - OTC USD versus JPY	JPY	93.000	02/24/2015		$29,000	3	0
HUS	Call - OTC USD versus CNH	CNH	6.310	12/03/2015		16,703	210	292
	Call - OTC USD versus CNY	CNY	6.250	12/02/2015		16,392	179	298
MSB	Call - OTC AUD versus USD		$0.970	02/24/2015	AUD	30,000	3	0
	Call - OTC EUR versus USD		1.410	02/19/2015	EUR	5,000	1	0

							$399	$590

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	$98,200	$223	$168
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	50,700	104	92
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.460%	11/27/2017	5,200	399	298
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.525%	11/27/2017	6,200	537	331
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	11/27/2017	7,600	555	395
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	198,400	573	339
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.113%	12/16/2015	146,600	388	246
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/09/2015	19,400	1,077	1,991
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/24/2015	19,500	1,053	2,012
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	10/27/2017	25,200	1,796	1,274

							$6,705	$7,146

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC Fannie Mae 4.000% due 01/01/2045	$109.063	01/07/2015	$119,000	$5	$0
JPM	Call - OTC Fannie Mae 4.000% due 02/01/2045	118.000	02/05/2015	35,600	2	0
MYI	Call - OTC Fannie Mae 4.000% due 02/01/2045	113.625	02/05/2015	60,000	2	0
	Call - OTC Fannie Mae 4.000% due 02/01/2045	113.750	02/05/2015	30,000	1	0

					$10	$0

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
BOA	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/06/2015	$2,700	$220	$238
	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/19/2015	1,200	98	106

					$318	$344

Total Purchased Options					$7,479	$8,123

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	0.950%	03/18/2015		$11,000	$(26)	$(10)
	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	03/18/2015		10,800	(23)	(8)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	3,100	(6)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		3,100	(5)	0
BRC	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		$4,300	(3)	(1)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		19,500	(23)	(5)
CBK	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		5,100	(3)	(1)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		5,100	(7)	(1)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	02/18/2015		17,900	(27)	(19)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	3,900	(7)	(5)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		1,600	(3)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		2,300	(5)	0
FBF	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	01/21/2015		$19,300	(19)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	01/21/2015	EUR	3,000	(2)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		6,000	(2)	(1)
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		9,900	(12)	(12)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		9,900	(27)	(1)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		7,600	(6)	(5)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		7,600	(14)	(13)
JPM	Put - OTC CDX.IG-23 5-Year Index	Sell	0.750%	01/21/2015		$1,400	(2)	(1)
	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	02/18/2015		10,000	(5)	(7)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.900%	02/18/2015		10,000	(17)	(5)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	03/18/2015		17,900	(32)	(26)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	3,200	(4)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		3,200	(9)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		9,100	(8)	(6)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		9,100	(16)	(16)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		6,900	(8)	(6)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		6,900	(13)	(6)

							$(334)	$(167)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus USD		$0.795	01/16/2015	AUD	6,100	$(19)	$(9)
	Put - OTC GBP versus JPY	JPY	181.200	02/13/2015	GBP	3,510	(39)	(28)
	Call - OTC GBP versus JPY		193.500	02/13/2015		3,510	(37)	(18)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$200	(2)	(1)
	Call - OTC USD versus BRL		2.815	02/12/2015		200	(2)	(1)
CBK	Put - OTC EUR versus AUD	AUD	1.425	01/22/2015	EUR	10,459	(75)	(5)
	Call - OTC EUR versus AUD		1.465	01/22/2015		10,459	(111)	(222)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$1,000	(9)	(7)
	Call - OTC USD versus BRL		2.815	02/12/2015		1,000	(8)	(7)
	Put - OTC USD versus MXN	MXN	13.350	02/04/2015		3,100	(14)	0
DUB	Put - OTC AUD versus JPY	JPY	93.870	02/13/2015	AUD	6,940	(37)	(24)
	Call - OTC AUD versus JPY		100.500	02/13/2015		6,940	(40)	(22)
FBF	Put - OTC AUD versus NZD	NZD	1.095	02/04/2015		5,000	(26)	(186)
	Put - OTC AUD versus USD		$0.795	01/16/2015		7,466	(29)	(11)
	Put - OTC EUR versus CAD	CAD	1.400	02/05/2015	EUR	4,700	(36)	(51)
	Call - OTC EUR versus CAD		1.460	02/05/2015		4,700	(40)	(9)
GLM	Put - OTC AUD versus NZD	NZD	1.105	02/04/2015	AUD	1,900	(9)	(85)
	Put - OTC USD versus MXN	MXN	14.200	02/12/2015		$6,190	(42)	(8)
	Call - OTC USD versus MXN		15.100	02/12/2015		6,190	(35)	(44)
HUS	Call - OTC USD versus CNH	CNH	6.492	12/03/2015		16,703	(104)	(156)
	Call - OTC USD versus CNY	CNY	6.500	12/02/2015		16,392	(65)	(125)
JPM	Put - OTC EUR versus JPY	JPY	142.000	02/09/2015	EUR	4,480	(40)	(35)
	Call - OTC EUR versus JPY		151.300	02/09/2015		4,480	(36)	(11)
	Put - OTC GBP versus AUD	AUD	1.830	02/05/2015	GBP	3,800	(52)	(5)
	Call - OTC GBP versus AUD		1.885	02/05/2015		3,800	(52)	(121)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$4,400	(40)	(30)
	Call - OTC USD versus BRL		2.815	02/12/2015		4,400	(37)	(28)

							$(1,036)	$(1,249)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	TBD	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	$300	$(4)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		$4,900	$(21)	$(41)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		4,900	(23)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		10,500	(114)	(134)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		20,300	(247)	(355)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		21,800	(398)	(325)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		26,000	(537)	(366)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		31,900	(554)	(440)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.650%	01/22/2015	GBP	5,800	(40)	(92)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.000%	01/22/2015		5,800	(31)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		$41,000	(580)	(716)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		105,900	(1,815)	(1,414)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/12/2020)	3-Month USD-LIBOR	Receive	3.410%	11/09/2015		70,500	(1,082)	(1,860)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/27/2020)	3-Month USD-LIBOR	Receive	3.410%	11/24/2015		70,800	(1,063)	(1,882)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		12,500	(57)	(106)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		12,500	(63)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		31,900	(388)	(296)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	01/07/2015		13,800	(133)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	02/06/2015		13,800	(181)	(3)

								$(7,327)	$(8,031)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC BNP Paribas Equity Index	$0.000	02/05/2015	$25,000	$(18)	$(18)

Total Written Options					$(8,719)	$(9,465)

Swap Agreements:

Correlation Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Correlation	Correlation Asset	Correlation Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	USD-BRL versus EUR-BRL	81.50%	04/24/2015	$200	$0	$(4)	$0	$(4)
	Receive	USD-BRL versus EUR-BRL	80.00%	04/27/2015	300	0	(7)	0	(7)
GLM	Receive	USD-BRL versus EUR-BRL	81.00%	04/24/2015	200	0	(5)	0	(5)
						$0	$(16)	$0	$(16)

Credit Default Swaps on Sovereign Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BOA	Venezuela Government International Bond	(5.000%	)	09/20/2019	42.022%	$100	$31	$24	$55	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%	$2,400	$(34)	$(70)	$0	$(104)
	General Electric Capital Corp.	1.000%	03/20/2016	0.311%	2,200	(23)	43	20	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.450%	800	(15)	22	7	0
BPS	China Government International Bond	1.000%	12/20/2019	0.821%	19,800	122	53	175	0
BRC	Brazil Government International Bond	1.000%	06/20/2015	0.788%	500	(7)	8	1	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%	1,000	(1)	0	0	(1)
	Indonesia Government International Bond	1.000%	06/20/2016	0.450%	600	(10)	15	5	0
	Italy Government International Bond	1.000%	06/20/2017	0.722%	1,100	4	4	8	0
	Italy Government International Bond	1.000%	09/20/2019	1.155%	200	0	(1)	0	(1)
	Russia Government International Bond	1.000%	09/20/2015	5.125%	600	(8)	(10)	0	(18)
CBK	Brazil Government International Bond	1.000%	06/20/2016	1.089%	1,800	(5)	3	0	(2)
	China Government International Bond	1.000%	12/20/2019	0.821%	4,600	37	3	40	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.450%	100	(2)	3	1	0
	Mexico Government International Bond	1.000%	06/20/2016	0.487%	3,100	0	24	24	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%	2,700	(32)	(47)	0	(79)
DUB	Brazil Government International Bond	1.000%	06/20/2015	0.788%	1,000	(10)	11	1	0
	China Government International Bond	1.000%	12/20/2019	0.821%	6,900	49	12	61	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%	100	(1)	0	0	(1)
	Italy Government International Bond	1.000%	09/20/2019	1.155%	800	0	(5)	0	(5)
	Mexico Government International Bond	1.000%	03/20/2016	0.437%	600	(4)	9	5	0
	Mexico Government International Bond	1.000%	06/20/2016	0.487%	2,000	5	11	16	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%	200	(2)	(3)	0	(5)
	Spain Government International Bond	1.000%	06/20/2019	0.749%	9,200	0	103	103	0
FBF	Brazil Government International Bond	1.000%	06/20/2016	1.089%	1,800	(3)	1	0	(2)
GST	Brazil Government International Bond	1.000%	06/20/2015	0.788%	500	(7)	7	0	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%	600	(8)	(18)	0	(26)
	Spain Government International Bond	1.000%	06/20/2019	0.749%	4,200	2	45	47	0
HUS	Brazil Government International Bond	1.000%	06/20/2016	1.089%	1,300	(2)	1	0	(1)
	Brazil Government International Bond	1.000%	12/20/2019	1.937%	7,900	(240)	(100)	0	(340)
	China Government International Bond	1.000%	12/20/2019	0.821%	3,700	30	2	32	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.450%	200	(3)	5	2	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%	300	(2)	1	0	(1)
	Mexico Government International Bond	1.000%	03/20/2016	0.437%	800	(6)	12	6	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%	4,800	(12)	47	35	0
JPM	China Government International Bond	1.000%	12/20/2019	0.821%	18,400	124	38	162	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.450%	100	(2)	3	1	0
	Spain Government International Bond	1.000%	06/20/2019	0.749%	5,000	(2)	58	56	0
MYC	Mexico Government International Bond	1.000%	03/20/2016	0.437%	1,000	(6)	13	7	0
	Spain Government International Bond	1.000%	06/20/2019	0.749%	1,400	3	12	15	0
SOG	United Kingdom Gilt	1.000%	03/20/2015	0.035%	300	2	(1)	1	0

						$(69)	$314	$831	$(586)

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	$600	$80	$4	$84	$0
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	9,038	(1,808)	12	0	(1,796)
	CDX.EM-13 5-Year Index	5.000%	06/20/2015	2,444	143	(151)	0	(8)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	800	107	5	112	0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	940	123	(126)	0	(3)
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	470	58	(60)	0	(2)
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	193	0	3	3	0

					$(1,297)	$(313)	$199	$(1,809)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	510	$0	$46	$46	$0
	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	1,000	1	(25)	0	(24)
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	260	2	21	23	0
	Pay	1-Year BRL-CDI	11.600%	01/02/2015	BRL	196,800	0	2	2	0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021		89,200	(170)	(722)	0	(892)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		40,100	28	36	64	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	100	0	0	0	0
DUB	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	41,400	133	(265)	0	(132)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	100	0	0	0	0
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	100	2	(1)	1	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		330	0	30	30	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		140	(1)	3	2	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		200	2	14	16	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	13,100	54	(95)	0	(41)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		300	0	1	1	0
GLM	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	250	0	22	22	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		760	(1)	16	15	0
	Pay	1-Month GBP-UKRPI	3.510%	12/15/2044		400	0	25	25	0
	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	500	0	(12)	0	(12)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	200	(1)	0	0	(1)
HUS	Pay	1-Year BRL-CDI	8.950%	01/02/2017	BRL	900	0	(23)	0	(23)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		24,600	14	(86)	0	(72)
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	400	0	1	1	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		1,500	0	3	3	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		300	0	0	0	0
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	200	1	14	15	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023	MXN	400	(2)	2	0	0
MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044	GBP	260	0	24	24	0
	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	45,600	36	(170)	0	(134)
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017		300	(1)	(7)	0	(8)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		13,100	45	(87)	0	(42)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		20,800	40	(7)	33	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	1,000	0	2	2	0
	Pay	28-Day MXN-TIIE	5.630%	10/11/2021		150,200	(8)	(63)	0	(71)

							$174	$(1,301)	$325	$(1,452)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
CBK	Receive	Russell 2000 Index	35,919	3-Month USD-LIBOR less a specified spread	11/16/2015	$198,450		$5,737	$5,737	$0
	Receive	Russell 2000 Index	17,959	3-Month USD-LIBOR less a specified spread	12/15/2015	99,222		2,869	2,869	0
JPM	Receive	Russell 2000 Index	108,457	3-Month USD-LIBOR less a specified spread	06/15/2015	555,102		61,373	61,373	0

								$69,979	$69,979	$0

Total Swap Agreements							$(1,161)	$68,687	$71,389	$(3,863)

(7)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(j)	Securities with an aggregate market value of $4,671 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,058	$0	$4,058
Corporate Bonds & Notes
Banking & Finance	0	256,438	0	256,438
Industrials	0	98,420	36	98,456
Utilities	0	37,131	0	37,131
Municipal Bonds & Notes
California	0	9,284	0	9,284
Colorado	0	5,048	0	5,048
Nevada	0	147	0	147
New Jersey	0	1,452	0	1,452
New York	0	1,335	0	1,335
Ohio	0	88	0	88
Washington	0	754	0	754
U.S. Government Agencies	0	110,910	0	110,910
U.S. Treasury Obligations	0	311,161	0	311,161
Mortgage-Backed Securities	0	53,500	1,084	54,584
Asset-Backed Securities	0	88,574	0	88,574
Sovereign Issues	0	141,730	0	141,730
Convertible Preferred Securities
Banking & Finance	0	5,347	0	5,347
Short-Term Instruments
Certificates of Deposit	0	18,035	0	18,035
Repurchase Agreements	0	551	0	551
Mexico Treasury Bills	0	14,186	0	14,186
U.S. Treasury Bills	0	1,744	0	1,744
	$0	$1,159,893	$1,120	$1,161,013

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$257,951	$0	$0	$257,951

Total Investments	$257,951	$1,159,893	$1,120	$1,418,964

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(307,385)	$0	$(307,385)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	401	1,521	0	1,922
Over the counter	0	102,204	0	102,204
	$401	$103,725	$0	$104,126

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,188)	(1,856)	0	(5,044)
Over the counter	0	(23,311)	(18)	(23,329)

	$(3,188)	$(25,167)	$(18)	$(28,373)

Totals	$255,164	$931,066	$1,102	$1,187,332

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 77.4%
BANK LOAN OBLIGATIONS 1.0%
BMC Software Finance, Inc.
5.000% due 09/10/2020		$2,866	$2,786
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		721	714
Hologic, Inc.
3.250% due 08/01/2019		584	582
MGM Resorts International
3.500% due 12/20/2019		686	671
OGX
8.000% due 04/11/2015		60	46

Total Bank Loan Obligations (Cost $4,881)			4,799

CORPORATE BONDS & NOTES 28.8%
BANKING & FINANCE 18.8%
Ally Financial, Inc.
3.500% due 07/18/2016		1,700	1,723
8.300% due 02/12/2015		1,500	1,509
Aviation Loan Trust
2.351% due 12/15/2022		856	803
AyT Cedulas Cajas Fondo de Titulizacion de Activos
3.750% due 03/31/2015	EUR	800	976
Banca Monte dei Paschi di Siena SpA
4.875% due 09/15/2016		3,000	3,881
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (d)		$2,000	2,145
Banco Bradesco S.A.
4.500% due 01/12/2017		800	830
Banco Popolare SC
2.375% due 01/22/2018	EUR	2,200	2,685
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)		1,200	1,657
Banco Santander Chile
1.831% due 01/19/2016		$100	101
Bank of America Corp.
1.125% due 04/01/2019		3,000	3,008
2.650% due 04/01/2019		1,000	1,008
Bank of America N.A.
0.652% due 05/08/2017		1,600	1,598
Bankia S.A.
3.625% due 10/05/2016	EUR	2,000	2,562
4.250% due 07/05/2016		2,000	2,567
4.500% due 04/26/2022		1,900	2,863
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$1,800	2,076
BNP Paribas S.A.
0.542% due 11/07/2015		2,300	2,297
BPCE S.A.
0.873% due 06/17/2017		1,800	1,804
Caixa Economica Federal
4.250% due 05/13/2019		800	782
CIT Group, Inc.
4.750% due 02/15/2015		1,200	1,202
Citigroup, Inc.
0.778% due 03/10/2017		2,700	2,695
1.700% due 07/25/2016		1,000	1,007
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	600	864
Credit Agricole S.A.
0.785% due 06/12/2017		$2,200	2,203
Crown Castle International Corp.
5.250% due 01/15/2023		200	205
DNB Bank ASA
3.200% due 04/03/2017		1,000	1,037
Eksportfinans ASA
2.375% due 05/25/2016		700	703
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	700	1,083
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		$1,000	1,007
General Motors Financial Co., Inc.
2.750% due 05/15/2016		800	815
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	1,100	1,443

HBOS PLC
6.750% due 05/21/2018		$400	447
HDFC Bank Ltd.
3.000% due 11/30/2016		900	920
HSBC Holdings PLC
4.875% due 01/14/2022		800	893
ING Bank NV
2.000% due 09/25/2015		1,300	1,310
International Lease Finance Corp.
4.875% due 04/01/2015		900	908
7.125% due 09/01/2018		500	561
8.625% due 09/15/2015		2,500	2,613
Intesa Sanpaolo SpA
3.125% due 01/15/2016		700	711
JPMorgan Chase & Co.
0.752% due 02/15/2017		400	399
4.400% due 07/22/2020		1,200	1,302
LeasePlan Corp. NV
2.500% due 05/16/2018		1,500	1,502
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		100	143
Metropolitan Life Global Funding
3.875% due 04/11/2022		1,100	1,165
Morgan Stanley
1.514% due 04/25/2018		1,100	1,118
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	500	620
Navient Corp.
5.000% due 04/15/2015		$200	202
Novo Banco S.A.
5.875% due 11/09/2015	EUR	800	979
Prudential Covered Trust
2.997% due 09/30/2015		$900	913
Rabobank Group
4.000% due 09/10/2015	GBP	2,000	3,184
Rio Oil Finance Trust
6.250% due 07/06/2024		$1,900	1,819
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	280
Shinsei Bank Ltd.
7.375% due 09/14/2020		700	882
SL Green Realty Corp.
4.500% due 12/01/2022		$800	816
Standard Chartered PLC
3.200% due 05/12/2016		100	103
3.850% due 04/27/2015		900	909
Swedbank Hypotek AB
1.375% due 03/28/2018		2,700	2,676
UBS AG
7.625% due 08/17/2022		3,800	4,481
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	300	502
Weyerhaeuser Co.
7.375% due 10/01/2019		$1,500	1,791

			85,288

INDUSTRIALS 7.6%
Altria Group, Inc.
9.250% due 08/06/2019		354	455
Amgen, Inc.
0.833% due 05/22/2019		700	701
2.200% due 05/22/2019		1,400	1,395
Ashland, Inc.
3.000% due 03/15/2016		1,300	1,313
Boston Scientific Corp.
6.000% due 01/15/2020		900	1,015
Cemex S.A.B. de C.V.
9.500% due 06/15/2018		100	110
CNPC General Capital Ltd.
1.133% due 05/14/2017		500	501
2.750% due 05/14/2019		200	199
Dow Chemical Co.
8.550% due 05/15/2019		100	124
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021		200	211
HCA Holdings, Inc.
7.750% due 05/15/2021		4,600	4,928
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,200	1,192
Kraft Foods Group, Inc.
1.625% due 06/04/2015		$300	301
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017		1,000	1,007

OGX Austria GmbH
8.375% due 04/01/2022 ^		1,000	15
8.500% due 06/01/2018 ^		600	4
Rogers Communications, Inc.
6.800% due 08/15/2018		1,500	1,733
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		4,200	4,142
Schaeffler Finance BV
7.750% due 02/15/2017	EUR	3,800	5,160
United Rentals North America, Inc.
5.750% due 07/15/2018		$4,100	4,295
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	3,050	3,852
Wynn Macau Ltd.
5.250% due 10/15/2021		$1,900	1,795

			34,448

UTILITIES 2.4%
AES Corp.
3.234% due 06/01/2019		1,100	1,075
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	100	128
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		$1,000	996
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		263	247
Petrobras Global Finance BV
2.371% due 01/15/2019		200	178
2.603% due 03/17/2017		1,900	1,759
3.250% due 03/17/2017		300	284
Sinopec Group Overseas Development Ltd.
1.009% due 04/10/2017		1,600	1,603
1.750% due 04/10/2017		2,300	2,292
Sprint Communications, Inc.
8.375% due 08/15/2017		600	649
Telefonica Europe BV
6.500% due 09/18/2018 (d)	EUR	200	265
Verizon Communications, Inc.
4.862% due 08/21/2046		$283	291
5.150% due 09/15/2023		500	553
6.400% due 09/15/2033		273	337

			10,657

Total Corporate Bonds & Notes (Cost $134,766)			130,393

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.2%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		400	595
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		150	185

			780

NEW YORK 0.0%
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040		150	186

OHIO 0.1%
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111		300	323

Total Municipal Bonds & Notes (Cost $1,178)			1,289

U.S. GOVERNMENT AGENCIES 11.2%
Fannie Mae
0.540% due 05/25/2037		60	60
0.720% due 09/25/2041		411	415
0.840% due 03/25/2038		743	752
2.900% due 06/01/2020		1,250	1,300
3.500% due 01/01/2030		26,000	27,463
4.000% due 01/01/2045		6,000	6,402
5.000% due 10/01/2041		242	268
5.881% due 03/25/2037 (a)		447	52
5.981% due 11/25/2039 (a)		324	43
6.000% due 05/01/2024		598	657
6.211% due 03/25/2037 (a)		798	115
6.331% due 02/25/2037 (a)		2,651	404
7.031% due 02/25/2037 (a)		294	44
9.803% due 11/25/2040		4	5

Freddie Mac
0.561% due 11/15/2043		9,602	9,638
0.681% due 12/15/2041		718	724
0.711% due 01/15/2042		1,382	1,394
1.256% due 07/15/2042		17	17
5.000% due 04/15/2041		400	471
5.500% due 03/15/2034		469	521
6.409% due 09/15/2036 (a)		502	68
10.538% due 02/15/2040		106	115
11.563% due 09/15/2041		23	25
12.718% due 02/15/2041		6	7

Total U.S. Government Agencies (Cost $50,970)			50,960

U.S. TREASURY OBLIGATIONS 13.5%
U.S. Treasury Bonds
3.000% due 11/15/2044		3,900	4,100
3.125% due 08/15/2044 (f)(h)		15,000	16,152
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2024		2,600	2,509
2.375% due 01/15/2027 (f)(i)(k)		17,658	21,186
U.S. Treasury Notes
1.625% due 08/31/2019 (i)(k)		9,400	9,409
1.875% due 11/30/2021 (k)		7,900	7,855

Total U.S. Treasury Obligations (Cost $59,558)			61,211

MORTGAGE-BACKED SECURITIES 5.5%
American Home Mortgage Investment Trust
2.332% due 02/25/2045		537	536
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		850	912
Banc of America Mortgage Trust
2.693% due 02/25/2034		113	113
2.705% due 01/25/2035		158	152
2.730% due 05/25/2033		317	317
5.503% due 06/25/2035		62	61
Banc of America Re-REMIC Trust
5.670% due 02/24/2051		192	202
Bear Stearns Adjustable Rate Mortgage Trust
2.360% due 02/25/2036		112	112
Chase Mortgage Finance Trust
6.000% due 11/25/2036 ^		282	242
ChaseFlex Trust
0.470% due 07/25/2037		732	632
Citigroup Commercial Mortgage Trust
2.210% due 09/10/2045 (a)		6,787	682
5.743% due 06/14/2050		150	161
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035		450	451
2.540% due 10/25/2035		76	75
2.556% due 08/25/2035		280	205
5.205% due 08/25/2035		76	74
Commercial Mortgage Trust
2.365% due 02/10/2029		200	204
Countrywide Alternative Loan Trust
0.340% due 11/25/2036		2,316	2,138
0.465% due 11/20/2035		128	107
1.513% due 08/25/2035		71	65
1.593% due 01/25/2036		253	235
Countrywide Home Loan Mortgage Pass-Through Trust
0.500% due 02/25/2035		92	84
2.400% due 10/20/2034		435	390
2.589% due 08/25/2034		193	178
Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 07/25/2020		65	65
Credit Suisse Mortgage Capital Certificates
5.592% due 04/12/2049		31	31
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 03/25/2037 ^		269	244
Deutsche ALT-A Securities, Inc.
0.670% due 02/25/2035		968	905
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		179	162
Granite Master Issuer PLC
0.225% due 12/20/2054	EUR	35	42
GS Mortgage Securities Trust
5.162% due 12/10/2043		$1,200	1,365
GSR Mortgage Loan Trust
2.599% due 12/25/2034		132	129
2.639% due 11/25/2035		212	207
2.687% due 09/25/2035		811	818
4.979% due 11/25/2035		123	120
5.226% due 07/25/2035		184	182
5.500% due 01/25/2037		631	629

JPMorgan Mortgage Trust
2.485% due 07/25/2035		964	961
Luminent Mortgage Trust
0.410% due 04/25/2036		597	398
Merrill Lynch Mortgage Investors Trust
1.832% due 02/25/2033		528	511
Morgan Stanley Capital Trust
4.661% due 06/15/2044		250	278
Morgan Stanley Mortgage Loan Trust
2.180% due 06/25/2036		53	51
Morgan Stanley Re-REMIC Trust
0.461% due 02/26/2037		412	270
5.250% due 05/26/2037		523	493
Nomura Asset Acceptance Corp.
2.961% due 07/25/2035		136	130
Royal Bank of Scotland Capital Funding Trust
5.336% due 05/16/2047		215	224
5.420% due 01/16/2049		138	145
5.695% due 09/16/2040		150	161
5.908% due 06/16/2049		191	205
5.941% due 02/16/2051		298	312
Sequoia Mortgage Trust
0.830% due 05/20/2034		275	265
Structured Adjustable Rate Mortgage Loan Trust
0.470% due 08/25/2036		890	695
Structured Asset Mortgage Investments Trust
0.400% due 02/25/2036		1,307	1,053
Structured Asset Securities Corp.
6.000% due 05/25/2034		18	18
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
0.670% due 12/25/2033		23	22
2.396% due 02/25/2034		1,149	1,125
Structured Asset Securities Corp. Trust
5.000% due 05/25/2035		270	276
Thornburg Mortgage Securities Trust
1.420% due 06/25/2047		273	245
1.794% due 06/25/2047		482	435
5.750% due 06/25/2047		68	67
Wachovia Bank Commercial Mortgage Trust
5.716% due 06/15/2049		500	538
WaMu Mortgage Pass-Through Certificates Trust
0.450% due 11/25/2045		84	75
1.313% due 11/25/2042		143	139
2.163% due 08/25/2046		478	434
2.362% due 08/25/2035		15	15
Wells Fargo Commercial Mortgage Trust
1.185% due 02/15/2027		1,800	1,801
Wells Fargo Mortgage-Backed Securities Trust
2.601% due 11/25/2036		159	145
2.610% due 02/25/2035		523	514

Total Mortgage-Backed Securities (Cost $22,529)			25,228

ASSET-BACKED SECURITIES 4.7%
Alba SPV SRL
1.581% due 04/20/2040	EUR	1,229	1,493
Bear Stearns Asset-Backed Securities Trust
0.660% due 07/25/2035		$575	566
Berica Asset-Backed Security SRL
0.379% due 12/31/2055	EUR	2,029	2,444
Cairn CLO BV
0.413% due 10/15/2022		248	299
Carrington Mortgage Loan Trust
0.270% due 06/25/2037		$33	33
COA Summit CLO Ltd.
1.581% due 04/20/2023		1,100	1,100
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		3	3
Countrywide Asset-Backed Certificates Trust
0.770% due 08/25/2035		297	294
EFS Volunteer LLC
0.756% due 10/25/2021		207	207
EMC Mortgage Loan Trust
0.620% due 05/25/2043		283	270
Gallatin CLO Ltd.
1.501% due 07/15/2023		400	399
Home Equity Asset Trust
1.265% due 07/25/2035		1,000	896
HSI Asset Securitization Corp. Trust
0.350% due 04/25/2037		1,500	1,094
Hyde Park CDO BV
0.429% due 06/14/2022	EUR	220	264

IXIS Real Estate Capital Trust
0.510% due 02/25/2036		$82	81
JPMorgan Mortgage Acquisition Corp.
0.360% due 05/25/2035		242	238
LCM LP
1.491% due 04/15/2022		2,300	2,294
Lockwood Grove CLO Ltd.
1.603% due 01/25/2024		2,200	2,200
Morgan Stanley Dean Witter Capital, Inc. Trust
1.150% due 02/25/2033		727	698
Octagon Investment Partners Ltd.
1.502% due 05/05/2023		1,000	996
RAAC Trust
1.370% due 09/25/2047		863	853
Race Point CLO Ltd.
1.541% due 12/15/2022		3,700	3,707
SLM Student Loan Trust
0.352% due 06/17/2024	EUR	699	831

Total Asset-Backed Securities (Cost $20,707)			21,260

SOVEREIGN ISSUES 8.7%
Autonomous Community of Catalonia
4.950% due 02/11/2020		2,000	2,694
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	24,700	8,769
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		3,200	1,071
10.000% due 01/01/2025		6,200	2,043
Export-Import Bank of Korea
2.047% due 03/21/2015		$1,600	1,604
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	1,600	1,396
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (c)	EUR	999	1,253
Kommunalbanken A/S
0.635% due 03/27/2017		$2,300	2,317
Mexico Government International Bond
4.750% due 06/14/2018	MXN	9,500	643
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	150,000	1,024
4.500% due 07/03/2017		140,000	938
Slovenia Government International Bond
4.125% due 02/18/2019		$5,900	6,195
4.750% due 05/10/2018		300	322
5.250% due 02/18/2024		300	331
5.500% due 10/26/2022		1,800	2,003
5.850% due 05/10/2023		4,300	4,883
Spain Government International Bond
5.400% due 01/31/2023	EUR	1,200	1,900

Total Sovereign Issues (Cost $42,608)			39,386

	SHARES
PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
GMAC Capital Trust
8.125% due 02/15/2040		81,912	2,161

Total Preferred Securities (Cost $2,225)			2,161

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.2%
CERTIFICATES OF DEPOSIT 1.8%
Banco Bilbao Vizcaya Argentaria S.A.
0.981% due 10/23/2015		$3,250	3,247
Intesa Sanpaolo SpA
1.650% due 04/07/2015		4,800	4,809

			8,056

COMMERCIAL PAPER 0.1%
Tesco Treasury Services PLC
1.024% due 08/18/2015		500	491

REPURCHASE AGREEMENTS (e) 0.1%			413

GREECE TREASURY BILLS 0.1%
2.046% due 02/06/2015	EUR	400	483

U.S. TREASURY BILLS 1.1%
0.037% due 01/08/2015 - 05/14/2015 (b)(f)(i)(k)		$4,872	4,872

Total Short-Term Instruments (Cost $14,365)			14,315

Total Investments in Securities (Cost $353,787)			351,002

	SHARES
INVESTMENTS IN AFFILIATES 30.7%
SHORT-TERM INSTRUMENTS 30.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.7%
PIMCO Short-Term Floating NAV Portfolio		1,231	12
PIMCO Short-Term Floating NAV Portfolio III		14,020,158	138,968

Total Short-Term Instruments (Cost $139,731)			138,980

Total Investments in Affiliates (Cost $139,731)			138,980

Total Investments 108.1% (Cost $493,518)			$489,982
Financial Derivative Instruments (g)(j) 3.6% (Cost or Premiums, net $(2,054))			16,303
Other Assets and Liabilities, net (11.7%)			(53,159)

Net Assets 100.0%			$453,126

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$413	Fannie Mae 2.120% due 11/07/2022	$(423)	$413	$413

Total Repurchase Agreements						$(423)	$413	$413

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.200%	12/23/2014	01/06/2015	$(1,734)	$(1,734)
JPS	0.250%	12/29/2014	01/05/2015	(2,160)	(2,160)

Total Reverse Repurchase Agreements					$(3,894)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
TDM	0.172%	10/16/2014	01/16/2015	$(1,318)	$(1,306)

Total Sale-Buyback Transactions					$(1,306)

(2)	The average amount of borrowings while outstanding during the period ended December 31, 2014 was $18,732 at a weighted average interest rate of (0.073%).

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	02/01/2045	$4,000	$(4,148)	$(4,157)
Fannie Mae	4.000%	01/01/2045	44,000	(46,644)	(46,948)
Fannie Mae	4.000%	02/01/2045	35,000	(37,200)	(37,249)
Fannie Mae	4.000%	03/12/2045	5,000	(5,306)	(5,306)
Fannie Mae	4.500%	01/01/2045	78,000	(84,499)	(84,662)

Total Short Sales				$(177,797)	$(178,322)

(f)	Securities with an aggregate market value of $5,681 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$102.000	01/23/2015	277	$2	$4
Put - CBOT U.S. Treasury 10-Year Note February Futures	107.000	01/23/2015	92	1	1
Put - CBOT U.S. Treasury 10-Year Note February Futures	110.000	01/23/2015	36	0	1
Put - CBOT U.S. Treasury 10-Year Note February Futures	112.000	01/23/2015	107	1	2
Put - CBOT U.S. Treasury 10-Year Note February Futures	114.000	01/23/2015	9	0	0

				$4	$8

Total Purchased Options				$4	$8

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,950.000	01/17/2015	22	$(26)	$(14)

Total Written Options				$(26)	$(14)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor September Futures	Long	09/2015	75	$31	$1	$0
5-Year Deliverable Interest Rate Swap March Futures	Short	03/2015	1	(0)	0	0
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2015	36	(26)	0	(5)
30-Year Deliverable Interest Rate Swap March Futures	Short	03/2015	9	(48)	0	0
90-Day Eurodollar December Futures	Long	12/2015	356	(88)	5	0
90-Day Eurodollar December Futures	Short	12/2016	356	73	0	(13)
90-Day Eurodollar June Futures	Short	06/2015	34	3	0	0
Russell 2000 Mini Index March Futures	Long	03/2015	41	(49)	0	(40)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	398	128	87	0

Total Futures Contracts				$24	$93	$(58)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$13,500	$858	$(39)	$13	$0
CDX.IG-23 5-Year Index	1.000%	12/20/2019	171,200	2,790	(34)	14	0

				$3,648	$(73)	$27	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/18/2019		$78,000	$(1,161)	$(848)	$0	$(49)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		121,800	(3,802)	(1,759)	0	(128)
Receive	3-Month USD-LIBOR	2.660%	10/22/2024		10,800	(423)	(396)	0	(12)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		5,500	(934)	(1,221)	0	(8)
Pay	6-Month AUD-BBR-BBSW	3.250%	09/21/2017	AUD	749,500	5,602	5,487	1,300	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/17/2019		8,100	333	194	35	0
Receive	6-Month AUD-BBR-BBSW	3.895%	10/21/2024		6,800	(376)	(358)	0	(49)
Receive	6-Month AUD-BBR-BBSW	4.250%	12/17/2024		56,100	(4,435)	(3,086)	0	(419)
Pay	6-Month EUR-EURIBOR	1.250%	03/18/2025	EUR	19,200	922	434	26	0
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		14,900	(2,402)	(2,676)	0	(59)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022	GBP	5,500	(176)	(122)	0	(26)
Pay	28-Day MXN-TIIE	5.640%	06/04/2021	MXN	5,000	(1)	(1)	1	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		74,600	(21)	(35)	19	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		30,500	(13)	4	8	0
Pay	28-Day MXN-TIIE	5.660%	11/05/2021		34,500	(12)	(12)	10	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021		10,800	(4)	(4)	3	0
Pay	28-Day MXN-TIIE	5.560%	11/11/2021		8,800	(7)	(7)	2	0

						$(6,910)	$(4,406)	$1,404	$(750)

Total Swap Agreements						$(3,262)	$(4,479)	$1,431	$(750)

(h)	Securities with an aggregate market value of $808 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(i)	Securities with an aggregate market value of $7,172 and cash of $3,324 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2015	AUD	14,994		$12,825	$584	$0
BOA	01/2015		4,805		4,142	220	0
	01/2015	BRL	58,213		21,916	16	0
	01/2015	NZD	3,880		3,028	12	(11)
	01/2015		$22,559	BRL	58,213	0	(659)
	01/2015		4,064	EUR	3,276	0	(100)
	01/2015		7,597	JPY	911,079	9	0
	02/2015	JPY	911,079		$7,599	0	(9)
	02/2015	NOK	14,790		2,118	136	0
	02/2015		$2,757	INR	172,037	0	(61)
	02/2015		2,163	NOK	14,710	0	(192)
	03/2015		1,466	MXN	20,816	0	(62)
BPS	01/2015	BRL	46,649		$17,943	394	0
	01/2015		$17,948	AUD	21,934	0	(41)
	01/2015		17,562	BRL	46,649	0	(13)
	01/2015		1,636	EUR	1,323	0	(35)
	02/2015	AUD	21,934		$17,910	41	0
	02/2015	MXN	72,850		5,376	447	0
	07/2015	BRL	289		117	14	0
	07/2015		$8,673	BRL	23,793	0	(160)
BRC	02/2015	MXN	157,224		$11,593	957	0
	02/2015		$113	MXN	1,542	0	(9)
CBK	01/2015		8,078	EUR	6,529	0	(177)
	02/2015	CHF	160		$163	2	0
	02/2015		$1,156	INR	72,847	0	(14)
	02/2015		1,629	KRW	1,775,936	0	(9)
	02/2015		2,097	MXN	28,676	0	(157)
	03/2015	CAD	12,992		$11,285	117	0
DUB	01/2015	BRL	28,706		10,807	8	0
	01/2015	EUR	1,103		1,353	19	0
	01/2015		$11,157	BRL	28,706	0	(358)
	07/2015	BRL	28,706		$10,581	311	0
FBF	01/2015		44,845		17,328	458	0
	01/2015	JPY	1,409,079		11,907	144	0
	01/2015		$18,523	BRL	44,845	0	(1,653)
	07/2015	BRL	13,258		$5,077	334	0
GLM	01/2015	AUD	10,328		8,585	153	0
	01/2015	BRL	34,471		13,255	287	0
	01/2015	EUR	6,575		8,135	179	0
	01/2015	ILS	40		10	0	0
	01/2015	SGD	36		27	0	0
	01/2015		$3,921	AUD	4,517	0	(233)
	01/2015		12,977	BRL	34,471	0	(10)
	01/2015		61,025	EUR	50,086	0	(418)
	01/2015		3,473	NZD	4,438	0	(11)
	02/2015	EUR	50,086		$61,043	418	0
	02/2015	MXN	2,468		182	15	0
	02/2015		$2,028	GBP	1,291	0	(16)
	07/2015		12,551	BRL	34,420	0	(237)
HUS	01/2015		3,072	AUD	3,676	0	(71)
	01/2015		4,488	JPY	531,100	0	(54)
	01/2015	ZAR	3,164		$280	7	0
JPM	01/2015	EUR	53,792		66,711	1,620	0
	01/2015	JPY	33,100		274	0	(3)
	01/2015		$315	EUR	256	0	(5)
	01/2015		863	NZD	1,106	0	0
	01/2015		1,954	ZAR	21,689	0	(86)
	01/2015	ZAR	22,147		$2,005	98	0
	02/2015	INR	71,076		1,135	21	0
	02/2015	KRW	1,370,987		1,310	60	0
	02/2015	MXN	6,372		436	5	0
	02/2015		$3,057	INR	192,460	0	(41)
	02/2015		4,499	MXN	63,687	0	(191)
MSB	01/2015	BRL	36,391		$13,932	242	0
	01/2015		$13,700	BRL	36,391	0	(10)
	02/2015	BRL	6,545		$2,443	0	(1)
	02/2015	GBP	4,376		6,838	19	0
	02/2015		$4,382	MXN	61,956	0	(190)
NGF	02/2015	HKD	419		$54	0	0
RBC	02/2015	MXN	9,473		713	72	0
	02/2015		$4,381	MXN	61,956	0	(189)
SCX	02/2015		4,382		61,956	0	(191)
UAG	01/2015	BRL	11,557		$4,580	273	(40)
	01/2015		$4,351	BRL	11,557	0	(3)
	02/2015	BRL	16,434		$6,233	99	0
	02/2015	GBP	74		116	1	0
	02/2015		$223	MXN	3,289	0	(1)
	07/2015	BRL	19,511		$7,915	935	0

Total Forward Foreign Currency Contracts						$8,727	$(5,721)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC CDX.IG-23 5-Year Index	Sell	0.700%	03/18/2015	$3,700	$9	$13
FBF	Put - OTC CDX.IG-23 5-Year Index	Buy	1.600%	02/18/2015	1,200	0	0

						$9	$13

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus CNH	CNH	6.310	12/03/2015	$907	$11	$16
	Call - OTC USD versus CNY	CNY	6.250	12/02/2015	362	4	6
HUS	Call - OTC USD versus CNH	CNH	6.310	12/03/2015	4,722	59	82
	Call - OTC USD versus CNY	CNY	6.250	12/02/2015	5,156	57	94

						$131	$198

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	$33,100	$75	$57
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	18,300	38	33
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	1,600	132	15
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.460%	11/27/2017	1,700	130	97
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.525%	11/27/2017	2,000	173	107
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	11/27/2017	2,600	190	135
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	66,800	193	114
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.113%	12/16/2015	49,500	131	83
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/09/2015	6,700	372	688
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/24/2015	6,700	362	691
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	10/27/2017	8,600	613	435
RYL	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	2,500	199	24

							$2,608	$2,479

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 4.000% due 01/01/2045	$111.750	01/07/2015	$10,000	$0	$0
	Call - OTC Fannie Mae 4.000% due 01/01/2045	111.938	01/07/2015	80,000	3	0
	Call - OTC Fannie Mae 4.500% due 01/01/2045	112.938	01/07/2015	40,000	2	0
	Call - OTC Fannie Mae 4.500% due 01/01/2045	113.750	01/07/2015	30,000	1	0

					$6	$0

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
BOA	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/06/2015	$900	$73	$80
	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/19/2015	400	33	35

					$106	$115

Total Purchased Options					$2,860	$2,805

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	0.950%	03/18/2015		$3,700	$(9)	$(3)
	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	03/18/2015		3,700	(8)	(3)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	900	(2)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		900	(1)	0
BRC	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		$5,200	(6)	(2)
CBK	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		3,800	(2)	(1)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		3,800	(5)	(1)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	02/18/2015		6,100	(9)	(6)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	700	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		700	(1)	0
FBF	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	01/21/2015		$6,000	(6)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	01/21/2015	EUR	1,000	(1)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		2,000	(1)	0
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		2,600	(2)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		2,600	(5)	(5)
JPM	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	02/18/2015		$3,400	(2)	(2)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.900%	02/18/2015		3,400	(6)	(2)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	03/18/2015		6,000	(11)	(9)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015	EUR	1,500	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		1,500	(3)	(1)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		3,100	(3)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		3,100	(5)	(6)

							$(90)	$(49)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus USD		$0.795	01/16/2015	AUD	2,100	$(7)	$(3)
	Put - OTC GBP versus JPY	JPY	181.200	02/13/2015	GBP	1,200	(13)	(10)
	Call - OTC GBP versus JPY		193.500	02/13/2015		1,200	(12)	(6)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$100	(1)	(1)
	Call - OTC USD versus BRL		2.815	02/12/2015		100	(1)	(1)
	Call - OTC USD versus CNH	CNH	6.492	12/03/2015		907	(6)	(8)
	Call - OTC USD versus CNY	CNY	6.500	12/02/2015		362	(1)	(3)
CBK	Put - OTC EUR versus AUD	AUD	1.425	01/22/2015	EUR	3,532	(25)	(2)
	Call - OTC EUR versus AUD		1.465	01/22/2015		3,532	(38)	(75)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$300	(3)	(2)
	Call - OTC USD versus BRL		2.815	02/12/2015		300	(2)	(2)
	Put - OTC USD versus MXN	MXN	13.350	02/04/2015		1,000	(4)	0
DUB	Put - OTC AUD versus JPY	JPY	93.870	02/13/2015	AUD	2,370	(13)	(8)
	Call - OTC AUD versus JPY		100.500	02/13/2015		2,370	(14)	(8)
FBF	Put - OTC AUD versus NZD	NZD	1.095	02/04/2015		1,700	(9)	(63)
	Put - OTC AUD versus USD		$0.795	01/16/2015		2,534	(10)	(4)
	Put - OTC EUR versus CAD	CAD	1.400	02/05/2015	EUR	1,600	(12)	(17)
	Call - OTC EUR versus CAD		1.460	02/05/2015		1,600	(14)	(3)
GLM	Put - OTC AUD versus NZD	NZD	1.105	02/04/2015	AUD	600	(3)	(27)
	Put - OTC USD versus MXN	MXN	14.200	02/12/2015		$2,100	(14)	(2)
	Call - OTC USD versus MXN		15.100	02/12/2015		2,100	(12)	(15)
HUS	Call - OTC USD versus CNH	CNH	6.492	12/03/2015		4,722	(29)	(44)
	Call - OTC USD versus CNY	CNY	6.500	12/02/2015		5,156	(20)	(39)
JPM	Put - OTC EUR versus JPY	JPY	142.000	02/09/2015	EUR	1,520	(14)	(12)
	Call - OTC EUR versus JPY		151.300	02/09/2015		1,520	(12)	(4)
	Put - OTC GBP versus AUD	AUD	1.830	02/05/2015	GBP	1,300	(18)	(2)
	Call - OTC GBP versus AUD		1.885	02/05/2015		1,300	(18)	(41)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$1,500	(13)	(10)
	Call - OTC USD versus BRL		2.815	02/12/2015		1,500	(13)	(9)

							$(351)	$(421)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		$1,700	$(7)	$(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		1,700	(8)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		3,800	(41)	(48)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		6,800	(83)	(119)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		6,700	(126)	(45)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		7,100	(130)	(106)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		8,400	(173)	(118)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		10,900	(190)	(150)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.650%	01/22/2015	GBP	1,900	(13)	(30)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.000%	01/22/2015		1,900	(10)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		$13,800	(195)	(241)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		36,000	(617)	(481)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/12/2020)	3-Month USD-LIBOR	Receive	3.410%	11/09/2015		24,200	(371)	(639)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/27/2020)	3-Month USD-LIBOR	Receive	3.410%	11/24/2015		24,300	(365)	(646)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		4,200	(19)	(36)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		4,200	(21)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		10,800	(131)	(100)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	01/07/2015		4,800	(47)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	02/06/2015		4,800	(63)	(1)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		10,500	(200)	(71)

								$(2,810)	$(2,845)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC BNP Paribas Equity Index	$0.000	02/05/2015	$4,000	$(3)	$(3)

Total Written Options					$(3,254)	$(3,318)

Swap Agreements:

Correlation Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Correlation	Correlation Asset	Correlation Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	USD-BRL versus EUR-BRL	81.50%	04/24/2015	100	$0	$(2)	$0	$(2)
	Receive	USD-BRL versus EUR-BRL	80.00%	04/27/2015	100	0	(2)	0	(2)

						$0	$(4)	$0	$(4)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.681%		$700	$(26)	$7	$0	$(19)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		800	(4)	(1)	0	(5)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		1,800	17	(16)	1	0
	Volvo Treasury AB	1.000%	03/20/2021	0.960%	EUR	100	(6)	6	0	0
BPS	China Government International Bond	1.000%	12/20/2019	0.821%		$1,600	12	2	14	0
	Dell, Inc.	1.000%	09/20/2019	1.429%		600	(27)	16	0	(11)
BRC	Mexico Government International Bond	1.000%	12/20/2019	0.996%		400	3	(3)	0	0
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.681%		2,300	(94)	32	0	(62)
	China Government International Bond	1.000%	12/20/2019	0.821%		6,800	51	9	60	0
	Dell, Inc.	1.000%	09/20/2019	1.429%		4,000	(207)	131	0	(76)
	Dell, Inc.	1.000%	12/20/2019	1.525%		400	(20)	10	0	(10)
GST	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	7.210%		900	(57)	5	0	(52)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		6,200	57	(54)	3	0
HUS	Mexico Government International Bond	1.000%	12/20/2019	0.996%		3,200	25	(24)	1	0
JPM	China Government International Bond	1.000%	12/20/2019	0.821%		2,000	15	3	18	0
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		500	4	(3)	1	0
MYC	Barclays Bank PLC	1.000%	06/20/2015	0.118%	EUR	1,600	18	(9)	9	0
	Brazil Government International Bond	1.000%	03/20/2019	1.681%		$1,600	(69)	26	0	(43)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		400	2	(2)	0	0

							$(306)	$135	$107	$(278)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$7,230	$(1,437)	$1	$0	$(1,436)
	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	200	27	1	28	0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	300	40	2	42	0
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	1,047	(4)	2	0	(2)
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	1,919	(7)	3	0	(4)

					$(1,381)	$9	$70	$(1,442)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	170	$0	$15	$15	$0
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044		90	1	7	8	0
	Pay	1-Year BRL-CDI	11.600%	01/02/2015	BRL	66,300	0	1	1	0
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		14,900	(32)	(70)	0	(102)
	Pay	1-Year BRL-CDI	11.000%	01/04/2021		14,600	54	(229)	0	(175)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		11,800	(32)	(6)	0	(38)
DUB	Pay	1-Year BRL-CDI	11.680%	01/04/2021		11,200	10	(45)	0	(35)
FBF	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044	GBP	120	0	11	11	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		42	0	1	1	0
GLM	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	80	0	7	7	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		268	0	6	6	0
	Pay	1-Month GBP-UKRPI	3.510%	12/15/2044		200	0	12	12	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	30,700	(84)	(14)	0	(98)
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	100	1	7	8	0
MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		90	0	8	8	0
UAG	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	8,400	(19)	(8)	0	(27)

							$(101)	$(297)	$77	$(475)

Total Return Swaps on Convertible Securities

									Swap Agreements, at Value
Counterparty	Pay/ Receive (6)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid	Unrealized Appreciation	Asset	Liability
DUB	Receive	OGX Petroleo e Gas Participaceos S.A.	201	Not Applicable, Fully Funded	02/11/2015	$84	$84	$56	$140	$0
	Receive	OGX Petroleo e Gas Participaceos S.A.	159	Not Applicable, Fully Funded	04/11/2015	66	66	3	69	0

							$150,000	$59	$209	$0

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/ Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
DUB	Receive	ERAUSST Index	127,428	1-Month USD-LIBOR less a specified spread	11/20/2015	$319,961		$10,682	$10,682	$0
FBF	Receive	ERAUSST Index	30,805	1-Month USD-LIBOR less a specified spread	10/15/2015	77,495		2,436	2,436	0
GST	Receive	ERAUSST Index	10,868	1-Month USD-LIBOR less a specified spread	06/15/2015	26,600		1,598	1,598	0
JPM	Receive	ERAUSST Index	1,443	1-Month USD-LIBOR less a specified spread	04/13/2015	3,624		120	120	0

								$14,836	$14,836	$0

Total Swap Agreements							$(1,638)	$14,738	$15,299	$(2,199)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $2,860 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,753	$46	$4,799
Corporate Bonds & Notes
Banking & Finance	0	85,288	0	85,288
Industrials	0	34,448	0	34,448
Utilities	0	10,657	0	10,657
Municipal Bonds & Notes
California	0	780	0	780
New York	0	186	0	186
Ohio	0	323	0	323
U.S. Government Agencies	0	50,960	0	50,960
U.S. Treasury Obligations	0	61,211	0	61,211
Mortgage-Backed Securities	0	25,026	202	25,228
Asset-Backed Securities	0	21,260	0	21,260
Sovereign Issues	0	39,386	0	39,386
Preferred Securities
Banking & Finance	2,161	0	0	2,161
Short-Term Instruments
Certificates of Deposit	0	8,056	0	8,056
Commercial Paper	0	491	0	491
Repurchase Agreements	0	413	0	413
Greece Treasury Bills	0	483	0	483
U.S. Treasury Bills	0	4,872	0	4,872
	$2,161	$348,593	$248	$351,002

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$138,980	$0	$0	$138,980

Total Investments	$141,141	$348,593	$248	$489,982

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(178,322)	$0	$(178,322)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	93	1,439	0	1,532
Over the counter	0	26,622	209	26,831
	$93	$28,061	$209	$28,363

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(58)	(764)	0	(822)
Over the counter	0	(11,235)	(3)	(11,238)
	$(58)	$(11,999)	$(3)	$(12,060)

Totals	$141,176	$186,333	$454	$327,963

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Absolute Return Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 83.6%
BANK LOAN OBLIGATIONS 0.4%
Chrysler Group LLC
3.500% due 05/24/2017		$1,791	$1,789
Community Health Systems, Inc.
3.486% due 01/25/2017		398	396
HCA, Inc.
2.919% due 03/31/2017		2,587	2,572

Total Bank Loan Obligations (Cost $4,759)			4,757

CORPORATE BONDS & NOTES 23.2%
BANKING & FINANCE 15.0%
AerCap Ireland Capital Ltd.
2.750% due 05/15/2017		2,450	2,404
3.750% due 05/15/2019		2,200	2,181
Ally Financial, Inc.
2.750% due 01/30/2017		700	700
4.625% due 06/26/2015		4,300	4,338
5.500% due 02/15/2017		4,300	4,526
6.250% due 12/01/2017		800	866
8.300% due 02/12/2015		13,300	13,383
Banco Bilbao Vizcaya Argentaria S.A.
7.000% due 02/19/2019 (d)	EUR	1,000	1,236
9.000% due 05/09/2018 (d)		$200	215
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	1,995
Banco do Brasil S.A.
3.875% due 10/10/2022		1,200	1,104
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (d)	EUR	900	1,243
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$400	408
4.500% due 04/06/2015		500	504
Banco Santander Chile
1.831% due 01/19/2016		1,000	1,005
Bank of America Corp.
0.562% due 08/15/2016		100	99
0.843% due 08/25/2017		5,500	5,498
2.650% due 04/01/2019		11,900	11,999
3.750% due 07/12/2016		2,400	2,487
5.750% due 12/01/2017		1,200	1,327
Bank of America N.A.
5.300% due 03/15/2017		3,550	3,815
Bank of Montreal
2.850% due 06/09/2015		100	101
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.648% due 03/10/2017		5,800	5,774
Bankia S.A.
3.500% due 01/17/2019	EUR	100	131
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	5,600	11,499
BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	207
6.500% due 03/10/2021		200	218
6.750% due 09/30/2022		1,200	1,323
7.250% due 04/22/2020		500	552
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,400	1,569
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	1,900	2,357
CIT Group, Inc.
4.250% due 08/15/2017		$5,200	5,317
4.750% due 02/15/2015		14,500	14,524
5.000% due 05/15/2017		400	416
5.250% due 03/15/2018		700	731
5.500% due 02/15/2019		1,400	1,481
Citigroup, Inc.
0.506% due 06/09/2016		10,600	10,502
0.912% due 11/15/2016		5,900	5,905
3.953% due 06/15/2016		600	623
4.450% due 01/10/2017		200	212
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	2,900	4,175
Eksportfinans ASA
2.000% due 09/15/2015		$900	902

Ford Motor Credit Co. LLC
1.700% due 05/09/2016		2,700	2,711
2.375% due 01/16/2018		600	604
4.207% due 04/15/2016		1,100	1,139
7.000% due 04/15/2015		5,500	5,595
12.000% due 05/15/2015		1,200	1,248
General Motors Financial Co., Inc.
2.750% due 05/15/2016		1,950	1,985
4.750% due 08/15/2017		1,600	1,691
Goldman Sachs Group, Inc.
0.632% due 07/22/2015		1,400	1,400
ILFC E-Capital Trust
6.250% due 12/21/2065		1,400	1,351
International Lease Finance Corp.
5.750% due 05/15/2016		1,175	1,221
6.750% due 09/01/2016		2,300	2,455
8.625% due 09/15/2015		1,400	1,463
8.750% due 03/15/2017		1,600	1,776
Intesa Sanpaolo SpA
3.125% due 01/15/2016		4,600	4,675
iStar Financial, Inc.
4.000% due 11/01/2017		100	98
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,100	1,009
JPMorgan Chase & Co.
3.150% due 07/05/2016		1,800	1,851
3.450% due 03/01/2016		200	205
JPMorgan Chase Bank N.A.
0.784% due 05/31/2017	EUR	1,000	1,210
5.375% due 09/28/2016	GBP	2,700	4,490
6.000% due 10/01/2017		$3,100	3,443
LeasePlan Corp. NV
3.000% due 10/23/2017		1,300	1,333
MUFG Union Bank N.A.
0.632% due 05/05/2017		3,400	3,398
Navient Corp.
6.250% due 01/25/2016		3,058	3,188
Novo Banco S.A.
4.750% due 01/15/2018	EUR	300	357
5.000% due 04/23/2019		100	117
PKO Finance AB
4.630% due 09/26/2022		$500	526
Rabobank Group
0.513% due 11/23/2016		5,800	5,808
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		700	791
Royal Bank of Scotland PLC
9.500% due 03/16/2022		2,000	2,277
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		200	200
Springleaf Finance Corp.
5.750% due 09/15/2016		200	207
6.900% due 12/15/2017		700	747
State Bank of India
4.500% due 07/27/2015		1,000	1,018
Tri-Command Military Housing LLC
5.383% due 02/15/2048		2,074	1,944
UBS AG
5.125% due 05/15/2024		1,400	1,409

			194,792

INDUSTRIALS 5.5%
AbbVie, Inc.
0.992% due 11/06/2015		10,000	10,033
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,734
BRF S.A.
5.875% due 06/06/2022		2,500	2,651
Daimler Finance North America LLC
0.831% due 01/09/2015		3,700	3,700
DISH DBS Corp.
7.125% due 02/01/2016		4,800	5,058
7.750% due 05/31/2015		1,200	1,235
HCA, Inc.
3.750% due 03/15/2019		5,100	5,119
HJ Heinz Co.
4.250% due 10/15/2020		300	304
Johnson & Johnson
0.306% due 11/28/2016		8,900	8,911
Kansas City Southern de Mexico S.A. de C.V.
0.933% due 10/28/2016		600	601
KazMunayGas National Co. JSC
11.750% due 01/23/2015		1,900	1,906

Kraft Foods Group, Inc.
1.625% due 06/04/2015		2,721	2,733
McKesson Corp.
0.638% due 09/10/2015		7,000	7,003
MGM Resorts International
7.500% due 06/01/2016		1,100	1,163
7.625% due 01/15/2017		400	432
President and Fellows of Harvard College
6.000% due 01/15/2019		400	462
Rockies Express Pipeline LLC
3.900% due 04/15/2015		400	399
Rohm & Haas Co.
6.000% due 09/15/2017		115	127
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		600	592
Schaeffler Finance BV
3.250% due 05/15/2019	EUR	2,100	2,576
STATS ChipPAC Ltd.
4.500% due 03/20/2018		$600	594
Transocean, Inc.
4.950% due 11/15/2015		162	163
UnitedHealth Group, Inc.
4.875% due 03/15/2015		3,610	3,641
Unitymedia Hessen GmbH & Co. KG
5.750% due 01/15/2023	EUR	3,500	4,597
7.500% due 03/15/2019		1,500	1,915
Viacom, Inc.
4.250% due 09/15/2015		$2,500	2,560

			71,209

UTILITIES 2.7%
Petrobras Global Finance BV
2.000% due 05/20/2016		6,900	6,608
Shell International Finance BV
0.442% due 11/15/2016		2,100	2,102
Sprint Communications, Inc.
6.000% due 12/01/2016		4,975	5,213
Verizon Communications, Inc.
0.435% due 03/06/2015		900	900
1.771% due 09/15/2016		5,200	5,296
1.991% due 09/14/2018		3,400	3,540
2.500% due 09/15/2016		1,783	1,824
3.000% due 11/01/2021		1,900	1,877
3.500% due 11/01/2024		2,100	2,068
3.650% due 09/14/2018		2,100	2,220
4.400% due 11/01/2034		3,200	3,191

			34,839

Total Corporate Bonds & Notes (Cost $301,395)			300,840

MUNICIPAL BONDS & NOTES 1.6%
CALIFORNIA 0.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		100	146
6.918% due 04/01/2040		1,100	1,561
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		100	149
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040		100	153
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030		100	124
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039		600	751
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031		500	566

			3,450

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		300	379
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035		200	246

			625

IOWA 0.0%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034		500	579

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	147

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,451

NEW YORK 0.9%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	114
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	4,800	5,603
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,221
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
0.556% due 11/15/2028	4,900	4,900

		11,838

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	228

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,615
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	572

		2,187

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	530	456

Total Municipal Bonds & Notes (Cost $18,000)		20,961

U.S. GOVERNMENT AGENCIES 7.7%
Fannie Mae
0.230% due 12/25/2036	54	52
0.520% due 07/25/2037 - 03/25/2044	351	351
0.550% due 07/25/2037	156	157
0.570% due 09/25/2035	221	222
0.580% due 09/25/2035	400	403
0.890% due 06/25/2037	537	547
0.900% due 06/25/2040	927	942
0.920% due 01/25/2040	1,492	1,515
1.315% due 07/01/2044	30	31
2.192% due 05/25/2035	23	23
2.260% due 08/01/2033	29	31
2.310% due 08/01/2022	100	99
2.330% due 09/01/2033	86	91
2.489% due 01/01/2036	61	66
2.838% due 06/01/2033	195	206
2.960% due 05/01/2022	4,058	4,202
2.988% due 05/01/2036	3	3
3.156% due 05/01/2022	1,074	1,128
3.750% due 07/25/2042	4,565	4,658
4.000% due 09/01/2020 - 01/01/2045	10,694	11,408
4.371% due 12/01/2036	18	19
4.478% due 09/01/2034	14	15
4.500% due 02/01/2020 - 02/01/2045	14,901	16,172
4.501% due 07/01/2019	1,208	1,330
5.000% due 07/01/2024 - 02/01/2045	22,320	24,657
5.500% due 01/01/2021 - 02/01/2045	7,956	8,882
6.000% due 08/01/2036 - 02/01/2038	326	369
6.500% due 10/01/2035 - 10/01/2036	216	247
FDIC Structured Sale Guaranteed Notes
0.655% due 11/29/2037	509	508
Freddie Mac
0.731% due 06/15/2041	266	270
0.861% due 08/15/2037	317	322
0.871% due 10/15/2037	71	72
0.881% due 05/15/2037 - 09/15/2037	357	364
1.315% due 02/25/2045	28	29
2.250% due 02/01/2024	5	5
2.355% due 03/01/2034	149	159
4.000% due 06/15/2038	648	657
4.500% due 03/01/2029 - 01/01/2045	9,119	9,884
5.000% due 07/01/2035 - 01/01/2045	3,410	3,762
5.500% due 08/15/2030 - 07/01/2038	103	115

Ginnie Mae
1.625% due 03/20/2027		2	2
5.000% due 04/15/2036 - 09/15/2039		4,563	5,043
8.000% due 02/15/2030		1	1
Small Business Administration
5.520% due 06/01/2024		249	275

Total U.S. Government Agencies (Cost $98,206)			99,294

U.S. TREASURY OBLIGATIONS 23.5%
U.S. Treasury Bonds
3.000% due 11/15/2044		7,650	8,042
3.125% due 08/15/2044 (f)		12,500	13,460
4.250% due 05/15/2039		9,700	12,484
4.500% due 08/15/2039		8,100	10,806
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (i)(k)		7,763	7,569
0.125% due 07/15/2022 (i)		6,608	6,452
0.125% due 07/15/2024 (i)		2,200	2,124
0.375% due 07/15/2023 (i)		11,855	11,747
1.125% due 01/15/2021 (i)		977	1,017
1.750% due 01/15/2028		3,173	3,602
2.000% due 01/15/2026 (i)		3,350	3,847
2.375% due 01/15/2025		11,462	13,488
2.375% due 01/15/2027		15,188	18,223
2.500% due 01/15/2029		4,313	5,370
3.625% due 04/15/2028		147	202
3.875% due 04/15/2029		2,022	2,903
U.S. Treasury Notes
1.875% due 11/30/2021 (f)		22,600	22,471
2.000% due 05/31/2021 (i)(k)		28,800	28,931
2.125% due 09/30/2021 (h)		115,800	117,076
2.375% due 08/15/2024 (i)(k)		14,000	14,252

Total U.S. Treasury Obligations (Cost $307,065)			304,066

MORTGAGE-BACKED SECURITIES 4.8%
American Home Mortgage Investment Trust
2.332% due 02/25/2045		102	101
Arran Residential Mortgages Funding PLC
1.478% due 05/16/2047	EUR	489	596
Banc of America Commercial Mortgage Trust
5.622% due 04/10/2049		$122	122
5.728% due 05/10/2045		400	417
Banc of America Funding Trust
2.634% due 05/25/2035		122	124
2.799% due 01/20/2047 ^		184	148
BCRR Trust
5.858% due 07/17/2040		456	477
Bear Stearns Adjustable Rate Mortgage Trust
2.504% due 04/25/2033		1	1
2.625% due 01/25/2034		2	2
2.686% due 01/25/2034		56	56
Bear Stearns ALT-A Trust
2.554% due 05/25/2035		525	506
2.612% due 09/25/2035		117	101
Bear Stearns Commercial Mortgage Securities Trust
5.405% due 12/11/2040		1,469	1,509
ChaseFlex Trust
0.470% due 07/25/2037		915	791
Citigroup Mortgage Loan Trust, Inc.
2.540% due 10/25/2035		51	50
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.226% due 07/15/2044		1,685	1,713
Countrywide Alternative Loan Trust
0.290% due 06/25/2036		5,672	4,860
0.350% due 05/25/2047		516	431
6.000% due 10/25/2033		18	19
Countrywide Home Loan Mortgage Pass-Through Trust
2.313% due 02/20/2036 ^		52	47
2.466% due 02/20/2035		389	384
Credit Suisse Commercial Mortgage Trust
5.383% due 02/15/2040		81	86
5.460% due 09/15/2039		4,270	4,505
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 03/25/2037 ^		2,826	2,774
First Horizon Mortgage Pass-Through Trust
2.612% due 08/25/2035		160	148
Granite Master Issuer PLC
0.205% due 12/20/2054	EUR	604	727
0.365% due 12/20/2054		$88	87
0.744% due 12/20/2054	GBP	2,271	3,516
0.824% due 12/20/2054		1,162	1,801

Granite Mortgages PLC
0.461% due 01/20/2044	EUR	13	16
0.938% due 01/20/2044	GBP	13	21
0.940% due 09/20/2044		83	129
GSR Mortgage Loan Trust
2.216% due 06/25/2034		$94	88
4.824% due 11/25/2035 ^		429	396
4.979% due 11/25/2035		140	137
6.000% due 03/25/2032		1	1
6.000% due 03/25/2037		62	57
HarborView Mortgage Loan Trust
0.384% due 05/19/2035		2,456	2,057
Impac CMB Trust
1.170% due 07/25/2033		36	33
IndyMac Mortgage Loan Trust
0.360% due 09/25/2046		525	452
0.790% due 06/25/2034		512	484
JPMorgan Chase Commercial Mortgage Securities Trust
5.420% due 01/15/2049		1,224	1,308
5.439% due 01/15/2049		4,576	4,897
JPMorgan Mortgage Trust
2.503% due 08/25/2034		1,670	1,679
2.576% due 07/25/2035		2,028	2,023
5.028% due 11/25/2035		279	267
5.750% due 01/25/2036 ^		67	63
Lanark Master Issuer PLC
1.633% due 12/22/2054		2,861	2,889
LB Commercial Mortgage Trust
5.858% due 07/15/2044		4,449	4,852
Leek Finance PLC
0.467% due 12/21/2038		1,546	1,600
0.840% due 12/21/2037	GBP	63	103
Merrill Lynch Mortgage Investors Trust
0.380% due 02/25/2036		$134	124
0.420% due 11/25/2035		92	87
1.832% due 12/25/2032		3	3
1.941% due 01/25/2029		6	6
2.472% due 02/25/2035		1,951	1,951
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		200	215
Morgan Stanley Capital Trust
5.206% due 11/14/2042		1,685	1,712
5.439% due 02/12/2044		293	295
5.610% due 04/15/2049		79	79
Prime Mortgage Trust
0.570% due 02/25/2034		18	17
Residential Accredit Loans, Inc. Trust
0.355% due 08/25/2036		1,238	955
5.500% due 01/25/2035		2,625	2,663
Salomon Brothers Mortgage Securities, Inc.
7.000% due 12/25/2018		27	29
Silenus European Loan Conduit Ltd.
0.228% due 05/15/2019	EUR	15	18
Structured Adjustable Rate Mortgage Loan Trust
2.514% due 08/25/2035		$114	106
Structured Asset Mortgage Investments Trust
0.414% due 07/19/2035		621	600
Structured Asset Securities Corp. Trust
2.619% due 10/28/2035		576	553
Thornburg Mortgage Securities Trust
1.794% due 06/25/2047		942	849
WaMu Mortgage Pass-Through Certificates Trust
0.460% due 10/25/2045		53	49
1.113% due 02/25/2046		194	184
1.313% due 11/25/2042		26	26
1.513% due 08/25/2042		18	17
1.921% due 02/27/2034		22	21
Wells Fargo Mortgage-Backed Securities Trust
2.609% due 07/25/2036 ^		1,375	1,344
2.612% due 03/25/2036		223	222
2.616% due 01/25/2035		173	176

Total Mortgage-Backed Securities (Cost $61,488)			61,952

ASSET-BACKED SECURITIES 6.1%
Access Group, Inc.
1.534% due 10/27/2025		689	692
Ally Auto Receivables Trust
0.200% due 10/15/2015		2,921	2,921
Amortizing Residential Collateral Trust
0.750% due 07/25/2032		18	17
Argent Securities Trust
0.440% due 05/25/2036		7,542	2,814
Asset-Backed Securities Corp. Home Equity Loan Trust
0.810% due 07/25/2035		300	274

Countrywide Asset-Backed Certificates
0.300% due 11/25/2037		2,671	2,642
0.310% due 02/25/2037		1,539	1,484
0.310% due 07/25/2037		14,300	11,356
0.650% due 12/25/2031		49	37
5.530% due 04/25/2047		3,574	3,527
Countrywide Asset-Backed Certificates Trust
0.505% due 05/25/2036		11,906	11,529
Credit Suisse First Boston Mortgage Securities Corp.
0.775% due 01/25/2032		11	9
Credit-Based Asset Servicing and Securitization LLC
0.405% due 07/25/2036		2,000	1,429
Fremont Home Loan Trust
0.230% due 01/25/2037		11	5
GM Financial Automobile Leasing Trust
0.250% due 09/21/2015		1,095	1,095
Hillmark Funding Ltd.
0.481% due 05/21/2021		850	841
JPMorgan Mortgage Acquisition Trust
0.380% due 03/25/2037		5,048	4,474
Long Beach Mortgage Loan Trust
0.550% due 08/25/2045		12,234	11,479
0.730% due 10/25/2034		12	12
RAAC Trust
0.650% due 03/25/2037		2,130	2,062
Residential Asset Securities Corp. Trust
0.640% due 11/25/2035		13,000	9,563
SLM Private Education Loan Trust
3.411% due 05/16/2044		234	248
SLM Student Loan Trust
0.342% due 12/15/2023	EUR	933	1,109
SpringCastle America Funding LLC
2.700% due 05/25/2023		$5,447	5,447
Structured Asset Securities Corp. Mortgage Loan Trust
0.490% due 05/25/2037		1,607	1,464
0.510% due 02/25/2036		2,618	2,342
Wood Street CLO BV
0.431% due 11/22/2021	EUR	188	226

Total Asset-Backed Securities (Cost $77,505)			79,098

SOVEREIGN ISSUES 9.9%
Export-Import Bank of Korea
4.000% due 01/29/2021		$2,200	2,361
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	19,800	24,258
2.250% due 05/15/2016		2,000	2,480
2.750% due 12/01/2015		5,500	6,802
3.000% due 11/01/2015		300	371
3.750% due 08/01/2015		1,500	1,850
3.750% due 04/15/2016		2,900	3,658
3.750% due 08/01/2016		900	1,145
4.500% due 07/15/2015		5,400	6,678
4.750% due 05/01/2017		15,700	20,840
5.250% due 08/01/2017		5,200	7,038
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2015		500	603
Korea Housing Finance Corp.
4.125% due 12/15/2015		$300	308
Mexico Government International Bond
4.750% due 06/14/2018	MXN	26,700	1,808
Province of Ontario
1.100% due 10/25/2017		$300	298
1.650% due 09/27/2019		900	891
5.500% due 06/02/2018	CAD	100	97
Qatar Government International Bond
5.250% due 01/20/2020		$1,600	1,800
Slovenia Government International Bond
4.750% due 05/10/2018		2,600	2,788
5.250% due 02/18/2024		1,600	1,766
5.500% due 10/26/2022		2,100	2,336
5.850% due 05/10/2023		500	568
Spain Government International Bond
2.750% due 10/31/2024	EUR	8,800	11,750
3.150% due 01/31/2016		300	374
3.300% due 07/30/2016		1,800	2,276
3.750% due 10/31/2015		9,700	12,057
3.800% due 04/30/2024		3,500	5,070
4.250% due 10/31/2016		1,400	1,812
4.400% due 10/31/2023		2,600	3,894

Total Sovereign Issues (Cost $139,640)			127,977

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Wells Fargo & Co.
7.500% (d)		6,450	7,838

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		40,000	0

Total Convertible Preferred Securities (Cost $8,369)			7,838

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup Capital
7.875% due 10/30/2040		65,000	1,728

Total Preferred Securities (Cost $1,730)			1,728

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.7%
CERTIFICATES OF DEPOSIT 2.3%
Banco Bilbao Vizcaya Argentaria S.A.
1.082% due 05/16/2016		$2,500	2,498
Credit Suisse
0.553% due 08/24/2015		12,100	12,104
0.645% due 12/07/2015		4,400	4,403
Intesa Sanpaolo SpA
1.650% due 04/07/2015		10,500	10,526

			29,531

REPURCHASE AGREEMENTS (e) 0.0%			462

JAPAN TREASURY BILLS 1.7%
0.000% due 01/08/2015 (b)	JPY	2,650,000	22,124

MEXICO TREASURY BILLS 1.6%
2.990% due 01/22/2015 - 03/05/2015 (b)	MXN	303,285	20,505

U.S. TREASURY BILLS 0.1%
0.071% due 05/07/2015 - 05/28/2015 (b)(f)(i)(k)		$1,993	1,993

Total Short-Term Instruments (Cost $79,335)			74,615

Total Investments in Securities (Cost $1,097,492)			1,083,126

	SHARES
INVESTMENTS IN AFFILIATES 22.2%
SHORT-TERM INSTRUMENTS 22.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 22.2%
PIMCO Short-Term Floating NAV Portfolio		1,007	10
PIMCO Short-Term Floating NAV Portfolio III		29,030,326	287,749

Total Short-Term Instruments (Cost $289,178)			287,759

Total Investments in Affiliates (Cost $289,178)			287,759

Total Investments 105.8% (Cost $1,386,670)			$1,370,885
Financial Derivative Instruments (g)(j) 5.3% (Cost or Premiums, net $(1,548))			68,042
Other Assets and Liabilities, net (11.1%)			(143,104)

Net Assets 100.0%			$1,295,823

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$462	Fannie Mae 2.260% due 10/17/2022	$(472)	$462	$462

Total Repurchase Agreements						$(472)	$462	$462

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.150%	12/31/2014	01/07/2015	$(16,418)	$(16,417)
JPS	0.250%	12/29/2014	01/05/2015	(7,560)	(7,560)
	0.420%	12/30/2014	01/06/2015	(1,292)	(1,292)
	1.300%	12/31/2014	01/02/2015	(2,491)	(2,491)

Total Reverse Repurchase Agreements					$(27,760)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	(0.090%)	01/02/2015	01/09/2015	$(2,290)	$(2,290)
	(0.010%)	01/05/2015	01/12/2015	(7,739)	(7,743)

Total Sale-Buyback Transactions					$(10,033)

(2)	The average amount of borrowings while outstanding during the period ended December 31, 2014 was $2,784 at a weighted average interest rate of (0.233%).
(3)	Payable for sale-buyback transactions includes $5 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	01/01/2045	$400	$(413)	$(417)
Fannie Mae	3.500%	02/01/2045	18,000	(18,656)	(18,707)
Fannie Mae	4.000%	01/01/2045	62,000	(65,708)	(66,153)
Fannie Mae	4.000%	02/01/2045	166,500	(176,851)	(177,198)
Fannie Mae	4.000%	03/12/2045	14,000	(14,857)	(14,858)
Fannie Mae	5.500%	01/01/2045	1,000	(1,118)	(1,118)

Total Short Sales				$(277,603)	$(278,451)

(f)	Securities with an aggregate market value of $38,736 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$103.000	01/23/2015	299	$3	$5
Put - CBOT U.S. Treasury 10-Year Note February Futures	105.000	01/23/2015	350	3	6
Put - CBOT U.S. Treasury 10-Year Note February Futures	107.000	01/23/2015	138	1	2
Put - CBOT U.S. Treasury 10-Year Note February Futures	110.000	01/23/2015	53	1	1
Put - CBOT U.S. Treasury 10-Year Note February Futures	112.000	01/23/2015	161	1	3
Put - CBOT U.S. Treasury 10-Year Note February Futures	114.000	01/23/2015	14	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	97.000	02/20/2015	289	2	4
Put - CBOT U.S. Treasury 10-Year Note March Futures	100.000	02/20/2015	550	5	9

				$16	$30

Total Purchased Options				$16	$30

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,950.000	01/17/2015	61	$(73)	$(39)

Total Written Options				$(73)	$(39)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	1,023	$(252)	$13	$0
90-Day Eurodollar December Futures	Short	12/2016	1,023	210	0	(39)
90-Day Eurodollar June Futures	Short	06/2015	94	8	0	(1)
E-mini S&P 500 Index March Futures	Long	03/2015	6,452	11,822	0	(7,839)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	1,201	192	263	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2015	26	(101)	0	(8)

Total Futures Contracts				$11,879	$276	$(7,887)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019		$48,200	$3,062	$(128)	$47	$0
CDX.IG-23 5-Year Index	1.000%	12/20/2019		641,900	10,459	492	52	0
iTraxx Europe 22 5-Year Index	1.000%	12/20/2019	EUR	78,900	1,755	(90)	0	(114)

					$15,276	$274	$99	$(114)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	06/17/2018		$253,100	$(1,006)	$(353)	$0	$(43)
Receive	3-Month USD-LIBOR	2.250%	12/17/2019		115,300	(2,770)	(410)	0	(92)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		438,900	(13,702)	(4,512)	0	(461)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		24,200	(4,112)	(5,834)	0	(37)
Pay	6-Month AUD-BBR-BBSW	3.250%	09/21/2017	AUD	28,800	215	185	50	0
Pay	6-Month AUD-BBR-BBSW	3.500%	12/20/2018		5,800	35	35	4	0
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2019		188,900	4,135	3,694	805	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/17/2019		26,700	1,099	653	116	0
Pay	6-Month AUD-BBR-BBSW	3.000%	06/17/2020		42,900	442	183	204	0
Receive	6-Month AUD-BBR-BBSW	3.750%	12/17/2024		76,600	(3,295)	(3,144)	0	(554)
Receive	6-Month AUD-BBR-BBSW	3.500%	06/17/2025		23,400	(483)	(151)	0	(174)
Pay	6-Month EUR-EURIBOR	1.008%	11/14/2024	EUR	24,100	612	612	31	0
Pay	6-Month EUR-EURIBOR	1.250%	03/18/2025		32,800	1,576	864	44	0
Receive	6-Month EUR-EURIBOR	1.750%	11/14/2044		9,500	(855)	(855)	0	(36)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		26,400	(4,256)	(2,980)	0	(104)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022	GBP	15,900	(508)	(353)	0	(76)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	1,400	3	(1)	0	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017		114,000	98	(26)	9	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		16,000	28	(7)	1	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		156,600	(67)	(50)	42	0
Pay	28-Day MXN-TIIE	5.660%	11/05/2021		80,000	(27)	(27)	23	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021		33,600	(12)	(12)	9	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023		400	0	0	0	0
Pay	28-Day MXN-TIIE	6.000%	06/05/2023		500	0	(1)	0	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		40,000	47	29	20	0
Pay	28-Day MXN-TIIE	6.810%	06/19/2034		21,700	(11)	5	12	0

						$(22,814)	$(12,456)	$1,370	$(1,577)

Total Swap Agreements						$(7,538)	$(12,182)	$1,469	$(1,691)

(h)	Securities with an aggregate market value of $2,022 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(i)	Securities with an aggregate market value of $53,913 and cash of $11,212 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2015	AUD	39,719		$33,974	$1,548	$0
BOA	01/2015		12,970		11,181	593	0
	01/2015	NZD	11,100		8,666	36	(29)
	01/2015		$8,614	EUR	6,944	0	(211)
	01/2015		14,497	JPY	1,738,586	18	0
	02/2015	GBP	17,811		$27,854	100	0
	02/2015	JPY	1,738,586		14,500	0	(18)
	02/2015	NOK	42,635		6,106	392	0
	02/2015		$4,977	INR	310,565	0	(111)
	02/2015		6,236	NOK	42,410	0	(552)
	05/2015	CAD	10,852		$9,887	572	0
	06/2015	EUR	4,186		5,691	618	0
	06/2016		11,782		16,131	1,706	0
	06/2016		$690	EUR	511	0	(65)
BPS	01/2015	BRL	16,502		$6,213	5	0
	01/2015	MXN	166,472		12,562	1,290	0
	01/2015		$50,010	AUD	61,116	0	(115)
	01/2015		6,351	BRL	16,502	0	(144)
	02/2015	AUD	61,116		$49,904	114	0
	02/2015	MXN	100,560		7,572	772	0
	02/2015		$2,775	MXN	37,606	0	(231)
	03/2015	MXN	32,367		$2,419	233	0
	06/2015	EUR	1,882		2,552	271	0
	06/2015		$2,786	EUR	2,078	0	(267)
BRC	02/2015		487	MXN	6,618	0	(40)
	06/2015	EUR	4,025		$5,424	546	0
	06/2016		2,227		3,062	334	0
CBK	01/2015	JPY	26,500		224	2	0
	01/2015		$23,472	EUR	18,972	0	(515)
	02/2015	CAD	11,687		$10,669	618	0
	02/2015	CHF	490		500	7	0
	02/2015	MXN	2,878		211	16	0
	02/2015		$734	INR	45,875	0	(15)
	02/2015		5,914	MXN	80,887	0	(442)
	03/2015	CAD	17,293		$14,902	38	0
	06/2015	EUR	2,736		3,740	424	0
DUB	01/2015	BRL	16,502		6,413	206	0
	01/2015	EUR	2,774		3,404	47	0
	01/2015		$6,213	BRL	16,502	0	(5)
	07/2015		6,083		16,502	0	(179)
	06/2016	EUR	1,223		$1,675	177	0
	06/2016		$2,553	EUR	1,889	0	(241)
FBF	01/2015	JPY	5,640,725		$49,622	2,529	0
	06/2015	EUR	7,809		10,484	1,020	0
GLM	01/2015	AUD	20,658		17,233	368	0
	01/2015	EUR	17,794		22,020	489	0
	01/2015	ILS	111		28	0	(1)
	01/2015	SGD	103		78	0	0
	01/2015		$11,136	AUD	12,830	0	(662)
	01/2015		140,912	EUR	115,653	0	(966)
	01/2015		9,965	NZD	12,734	0	(32)
	02/2015	EUR	115,653		$140,953	964	0
	02/2015	MXN	13,263		978	81	0
	02/2015		$5,260	GBP	3,349	0	(42)
	06/2015		28,148	EUR	21,001	0	(2,696)
HUS	01/2015		7,744	AUD	9,266	0	(179)
	01/2015		13,241	JPY	1,566,800	0	(160)
JPM	01/2015	AUD	9,865		$8,201	147	0
	01/2015	JPY	282,700		2,338	0	(22)
	01/2015		$803	EUR	653	0	(13)
	01/2015		2,459	NZD	3,152	0	0
	01/2015		5,430	ZAR	60,282	0	(239)
	01/2015	ZAR	61,729		$5,588	273	0
	02/2015	INR	4,452		71	1	0
	02/2015	MXN	6,839		475	12	0
	02/2015	SEK	1,240		163	4	0
	02/2015		$12,042	INR	758,128	0	(163)
	02/2015		509	MXN	7,458	0	(4)
	06/2015		4,166	EUR	3,116	0	(390)
MSB	01/2015	EUR	121,654		$151,185	3,977	0
	03/2015		$7,022	CAD	8,040	0	(111)
	06/2015	EUR	3,165		$4,339	503	0
	06/2016		3,127		4,301	472	0
NAB	06/2015		2,392		3,253	354	0
	06/2016		6,803		9,341	1,010	0
	07/2016		8,443		11,454	1,099	0
NGF	02/2015	HKD	1,209		156	0	0
RBC	02/2015	MXN	18,853		1,333	58	0
	02/2015		$4,319	MXN	57,073	0	(458)
UAG	02/2015	GBP	212		$333	2	0
	02/2015		$109	MXN	1,599	0	0

Total Forward Foreign Currency Contracts						$24,046	$(9,318)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC CDX.IG-23 5-Year Index	Sell	0.700%	03/18/2015	$10,500	$24	$36
FBF	Put - OTC CDX.IG-23 5-Year Index	Buy	1.500%	02/18/2015	46,000	5	2
JPM	Put - OTC CDX.IG-23 5-Year Index	Buy	1.350%	02/18/2015	50,000	5	3
	Put - OTC CDX.IG-23 5-Year Index	Buy	1.700%	02/18/2015	100,000	10	1

						$44	$42

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus CNH	CNH	6.310	12/03/2015		$598	$7	$10
CBK	Call - OTC AUD versus USD		$0.965	03/06/2015	AUD	29,000	2	0
	Put - OTC USD versus JPY	JPY	93.000	02/24/2015		$20,000	2	0
HUS	Put - OTC USD versus CAD	CAD	1.045	02/02/2015		11,000	1	0
	Call - OTC USD versus CNH	CNH	6.310	12/03/2015		15,704	197	274
	Call - OTC USD versus CNY	CNY	6.250	12/02/2015		15,936	175	290
MSB	Call - OTC AUD versus USD		$0.970	02/24/2015	AUD	56,000	5	0
	Call - OTC EUR versus USD		1.410	02/19/2015	EUR	22,000	3	0

							$392	$574

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	$96,700	$219	$165
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	48,700	101	88
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.460%	11/27/2017	4,800	368	275
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.525%	11/27/2017	5,900	511	315
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	11/27/2017	8,100	591	421
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	192,800	557	330
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.113%	12/16/2015	129,400	342	217
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/09/2015	18,600	1,032	1,909
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/24/2015	18,700	1,010	1,930
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	10/27/2017	24,400	1,740	1,234

							$6,471	$6,884

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC Fannie Mae 4.000% due 01/01/2045	$109.063	01/07/2015	$74,000	$3	$0
JPM	Call - OTC Fannie Mae 4.000% due 02/01/2045	118.000	02/05/2015	11,400	0	0

					$3	$0

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
BOA	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/06/2015	$2,500	$204	$221
	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/19/2015	1,200	98	106

					$302	$327

Total Purchased Options					$7,212	$7,827

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	0.950%	03/18/2015		$10,500	$(25)	$(9)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	3,000	(6)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		3,000	(5)	0
BRC	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		$8,500	(5)	(2)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		22,900	(27)	(6)
CBK	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	02/18/2015		16,800	(25)	(18)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	8,200	(14)	(10)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		2,500	(5)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		5,700	(13)	0
FBF	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	01/21/2015		2,800	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		5,600	(2)	(1)
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		10,200	(12)	(12)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		10,200	(28)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.100%	01/21/2015		8,000	(20)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		7,300	(5)	(5)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		7,300	(14)	(13)
JPM	Put - OTC CDX.IG-23 5-Year Index	Sell	0.750%	01/21/2015		$1,700	(2)	(1)
	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	02/18/2015		9,500	(5)	(6)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.900%	02/18/2015		9,500	(16)	(5)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	03/18/2015		16,700	(30)	(24)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	7,700	(11)	(9)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		7,700	(22)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		8,500	(8)	(6)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		8,500	(15)	(15)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		500	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		500	(1)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		11,600	(14)	(11)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		11,600	(22)	(11)

							$(354)	$(171)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus USD		$0.795	01/16/2015	AUD	5,700	$(18)	$(9)
	Put - OTC GBP versus JPY	JPY	181.200	02/13/2015	GBP	3,380	(37)	(27)
	Call - OTC GBP versus JPY		193.500	02/13/2015		3,380	(35)	(17)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$200	(2)	(1)
	Call - OTC USD versus BRL		2.815	02/12/2015		200	(2)	(1)
	Call - OTC USD versus CNH	CNH	6.492	12/03/2015		598	(4)	(6)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		600	(33)	(8)
BPS	Put - OTC USD versus MXN	MXN	14.200	02/12/2015		5,920	(36)	(7)
	Call - OTC USD versus MXN		15.100	02/12/2015		5,920	(36)	(42)
CBK	Put - OTC EUR versus AUD	AUD	1.425	01/22/2015	EUR	10,142	(73)	(5)
	Call - OTC EUR versus AUD		1.465	01/22/2015		10,142	(108)	(215)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$1,000	(9)	(7)
	Call - OTC USD versus BRL		2.815	02/12/2015		1,000	(8)	(6)
	Put - OTC USD versus MXN	MXN	13.350	02/04/2015		3,000	(14)	0
DUB	Put - OTC AUD versus JPY	JPY	93.870	02/13/2015	AUD	6,620	(36)	(23)
	Call - OTC AUD versus JPY		100.500	02/13/2015		6,620	(38)	(21)
FBF	Put - OTC AUD versus NZD	NZD	1.095	02/04/2015		4,800	(25)	(179)
	Put - OTC AUD versus USD		$0.795	01/16/2015		7,068	(28)	(11)
	Put - OTC EUR versus CAD	CAD	1.400	02/05/2015	EUR	4,500	(34)	(48)
	Call - OTC EUR versus CAD		1.460	02/05/2015		4,500	(38)	(9)
GLM	Put - OTC AUD versus NZD	NZD	1.105	02/04/2015	AUD	1,800	(9)	(81)
HUS	Call - OTC USD versus CNH	CNH	6.492	12/03/2015		$15,704	(97)	(147)
	Call - OTC USD versus CNY	CNY	6.500	12/02/2015		15,936	(63)	(122)
JPM	Put - OTC EUR versus JPY	JPY	142.000	02/09/2015	EUR	4,280	(38)	(33)
	Call - OTC EUR versus JPY		151.300	02/09/2015		4,280	(35)	(10)
	Put - OTC GBP versus AUD	AUD	1.830	02/05/2015	GBP	3,600	(49)	(5)
	Call - OTC GBP versus AUD		1.885	02/05/2015		3,600	(49)	(115)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$4,200	(38)	(28)
	Call - OTC USD versus BRL		2.815	02/12/2015		4,200	(36)	(27)

							$(1,028)	$(1,210)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	$1,100	$(10)	$0
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	400	(5)	0

						$(15)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		$4,900	$(21)	$(42)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		4,900	(23)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		10,000	(109)	(127)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		19,900	(242)	(348)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		20,200	(369)	(301)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		24,800	(512)	(350)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		34,000	(591)	(469)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.650%	01/22/2015	GBP	5,300	(36)	(84)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.000%	01/22/2015		5,300	(28)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		$39,800	(563)	(695)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		102,400	(1,755)	(1,367)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/12/2020)	3-Month USD-LIBOR	Receive	3.410%	11/09/2015		67,500	(1,036)	(1,781)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/27/2020)	3-Month USD-LIBOR	Receive	3.410%	11/24/2015		67,900	(1,019)	(1,805)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		12,100	(55)	(102)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		12,100	(61)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		28,100	(342)	(261)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	01/07/2015		13,200	(128)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	02/06/2015		13,100	(172)	(3)

								$(7,062)	$(7,736)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC BNP Paribas Equity Index	$0.000	02/05/2015	$25,000	$(17)	$(17)

Total Written Options					$(8,476)	$(9,134)

Swap Agreements:

Correlation Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Correlation	Correlation Asset	Correlation Strike Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	USD-BRL versus EUR-BRL	81.50%	04/24/2015	$100	$0	$(2)	$0	$(2)
	Receive	USD-BRL versus EUR-BRL	80.00%	04/27/2015	400	0	(9)	0	(9)
GLM	Receive	USD-BRL versus EUR-BRL	81.00%	04/24/2015	200	0	(5)	0	(5)
						$0	$(16)	$0	$(16)

Credit Default Swaps on Sovereign Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)	Premiums Paid	Unrealized Appreciation	Asset	Liability
JPM	Venezuela Government International Bond	(5.000%	)	06/20/2015	53.467%	$100	$12	$7	$19	$0
	Venezuela Government International Bond	(5.000%	)	09/20/2019	42.022%	100	30	25	55	0

							$42	$32	$74	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%	$2,400	$(34)	$(70)	$0	$(104)
	Italy Government International Bond	1.000%	06/20/2019	1.114%	2,200	(40)	29	0	(11)
	Mexico Government International Bond	1.000%	12/20/2018	0.820%	700	(2)	7	5	0
	Republic of Korea	1.000%	09/20/2022	0.756%	700	10	2	12	0
BPS	China Government International Bond	1.000%	12/20/2019	0.821%	16,200	100	43	143	0
	Republic of Korea	1.000%	09/20/2022	0.756%	300	5	0	5	0
BRC	Brazil Government International Bond	1.000%	06/20/2015	0.788%	500	(7)	8	1	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%	900	(1)	0	0	(1)
	General Electric Capital Corp.	1.000%	09/20/2016	0.358%	800	9	0	9	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.450%	500	(8)	13	5	0
	Italy Government International Bond	1.000%	09/20/2019	1.155%	200	0	(1)	0	(1)
	Russia Government International Bond	1.000%	09/20/2015	5.125%	3,500	(31)	(71)	0	(102)
CBK	China Government International Bond	1.000%	12/20/2019	0.821%	7,700	61	7	68	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%	2,500	(30)	(78)	0	(108)
	Russia Government International Bond	1.000%	09/20/2015	5.125%	2,300	(27)	(40)	0	(67)
DUB	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.192%	400	6	(1)	5	0
	Brazil Government International Bond	1.000%	06/20/2015	0.788%	1,000	(10)	11	1	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%	400	(1)	1	0	0
	China Government International Bond	1.000%	12/20/2019	0.821%	6,600	47	11	58	0
	Export-Import Bank of China	1.000%	06/20/2017	0.578%	100	(4)	5	1	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%	1,800	(29)	25	0	(4)
	Italy Government International Bond	1.000%	06/20/2019	1.114%	800	(14)	10	0	(4)
	Italy Government International Bond	1.000%	09/20/2019	1.155%	900	0	(6)	0	(6)
	JPMorgan Chase & Co.	1.000%	09/20/2016	0.282%	800	10	0	10	0
	Mexico Government International Bond	1.000%	03/20/2016	0.437%	800	(6)	12	6	0
	Mexico Government International Bond	1.000%	06/20/2016	0.487%	1,900	5	10	15	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%	200	(2)	(3)	0	(5)
	Spain Government International Bond	1.000%	06/20/2019	0.749%	7,500	0	84	84	0
FBF	Brazil Government International Bond	1.000%	06/20/2016	1.089%	1,700	(3)	1	0	(2)
	Dell, Inc.	1.000%	12/20/2019	1.525%	5,000	(244)	123	0	(121)
GST	Brazil Government International Bond	1.000%	06/20/2015	0.788%	500	(7)	7	0	0
	Brazil Government International Bond	1.000%	12/20/2019	1.937%	3,000	(91)	(38)	0	(129)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%	600	(8)	(18)	0	(26)
	Japan Government International Bond	1.000%	12/20/2015	0.162%	1,400	(13)	25	12	0
	Mexico Government International Bond	1.000%	06/20/2016	0.487%	3,600	(122)	150	28	0
	Spain Government International Bond	1.000%	06/20/2019	0.749%	3,400	2	36	38	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.789%	600	(6)	7	1	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%	5,300	(142)	136	0	(6)
	China Government International Bond	1.000%	12/20/2019	0.821%	3,800	31	3	34	0
	Indonesia Government International Bond	1.000%	06/20/2016	0.450%	200	(3)	5	2	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%	1,800	(30)	26	0	(4)
	Italy Government International Bond	1.000%	06/20/2019	1.114%	200	(1)	0	0	(1)
	Mexico Government International Bond	1.000%	12/20/2018	0.820%	4,000	(10)	39	29	0
JPM	Brazil Government International Bond	1.000%	09/20/2015	0.789%	100	(1)	1	0	0
	China Government International Bond	1.000%	12/20/2019	0.821%	17,200	119	33	152	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	7.210%	3,700	(219)	5	0	(214)
	Spain Government International Bond	1.000%	06/20/2019	0.749%	4,000	(2)	46	44	0
MYC	Indonesia Government International Bond	1.000%	09/20/2016	0.533%	1,600	(122)	136	14	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%	1,000	(17)	14	0	(3)
	Mexico Government International Bond	1.000%	03/20/2016	0.437%	1,400	(9)	19	10	0
	Republic of Korea	1.000%	09/20/2022	0.756%	100	1	0	1	0
	Spain Government International Bond	1.000%	06/20/2019	0.749%	1,500	3	14	17	0
SOG	United Kingdom Gilt	1.000%	03/20/2015	0.035%	200	1	(1)	0	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.789%	500	(5)	6	1	0

						$(891)	$783	$811	$(919)

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$813	$(161)	$(1)	$0	$(162)
	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	600	80	4	84	0
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	846	49	(52)	0	(3)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	700	93	5	98	0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	846	110	(113)	0	(3)
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	386	0	5	5	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	3,948	249	(262)	0	(13)
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	675	0	9	9	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	658	74	(76)	0	(2)

					$494	$(481)	$196	$(183)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	485	$0	$44	$44	$0
	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	1,100	1	(27)	0	(26)
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	240	2	20	22	0
	Pay	1-Year BRL-CDI	11.600%	01/02/2015	BRL	192,100	0	2	2	0
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		66,500	31	(226)	0	(195)
	Pay	1-Year BRL-CDI	11.160%	01/04/2021		86,600	(165)	(701)	0	(866)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		38,400	27	34	61	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	200	0	0	0	0
DUB	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	39,200	126	(251)	0	(125)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	200	0	0	0	0
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	100	2	(1)	1	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		310	0	28	28	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		128	0	3	3	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		200	2	14	16	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	8,300	34	(60)	0	(26)
GLM	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	245	0	22	22	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		712	(1)	16	15	0
	Pay	1-Month GBP-UKRPI	3.510%	12/15/2044		400	0	25	25	0
	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	600	0	(15)	0	(15)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	500	(1)	0	0	(1)
HUS	Pay	1-Year BRL-CDI	8.950%	01/02/2017	BRL	1,100	0	(28)	0	(28)
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	400	0	1	1	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		2,000	(1)	4	3	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		600	(1)	0	0	(1)
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	200	1	14	15	0
	Pay	28-Day MXN-TIIE	6.000%	06/05/2023	MXN	900	(3)	4	1	0
MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044	GBP	250	0	23	23	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	400	(1)	(10)	0	(11)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		8,100	28	(54)	0	(26)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		20,800	40	(7)	33	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	2,000	0	4	4	0
	Pay	28-Day MXN-TIIE	5.630%	10/11/2021		18,400	7	(15)	0	(8)

							$128	$(1,137)	$319	$(1,328)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	103,567	3-Month USD-LIBOR plus a specified spread	04/28/2015	$350,472		$39,477	$39,477	$0
DUB	Receive	S&P 500 Total Return Index	59,000	3-Month USD-LIBOR plus a specified spread	03/31/2015	198,278		24,032	24,032	0

								$63,509	$63,509	$0

Total Swap Agreements							$(227)	$62,690	$64,909	$(2,446)

(7)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $4,017 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$4,757	$0	$4,757
Corporate Bonds & Notes
Banking & Finance	0	194,792	0	194,792
Industrials	0	71,209	0	71,209
Utilities	0	34,839	0	34,839
Municipal Bonds & Notes
California	0	3,450	0	3,450
Illinois	0	625	0	625
Iowa	0	579	0	579
Nevada	0	147	0	147
New Jersey	0	1,451	0	1,451
New York	0	11,838	0	11,838
North Carolina	0	228	0	228
Ohio	0	2,187	0	2,187
West Virginia	0	456	0	456
U.S. Government Agencies	0	99,294	0	99,294
U.S. Treasury Obligations	0	304,066	0	304,066
Mortgage-Backed Securities	0	61,952	0	61,952
Asset-Backed Securities	0	79,098	0	79,098
Sovereign Issues	0	127,977	0	127,977
Convertible Preferred Securities
Banking & Finance	0	7,838	0	7,838
Preferred Securities
Banking & Finance	1,728	0	0	1,728
Short-Term Instruments
Certificates of Deposit	0	29,531	0	29,531
Repurchase Agreements	0	462	0	462
Japan Treasury Bills	0	22,124	0	22,124
Mexico Treasury Bills	0	20,505	0	20,505
U.S. Treasury Bills	0	1,993	0	1,993
	$1,728	$1,081,398	$0	$1,083,126

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$287,759	$0	$0	$287,759

Total Investments	$289,487	$1,081,398	$0	$1,370,885

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(278,451)	$0	$(278,451)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	276	1,499	0	1,775
Over the counter	0	96,782	0	96,782
	$276	$98,281	$0	$98,557

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7,887)	(1,730)	0	(9,617)
Over the counter	0	(20,881)	(17)	(20,898)

	$(7,887)	$(22,611)	$(17)	$(30,515)

Totals	$281,876	$878,617	$(17)	$1,160,476

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® AR Short Strategy Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.6%
BANK LOAN OBLIGATIONS 0.7%
Chrysler Group LLC
3.500% due 05/24/2017		$8,158	$8,148
Community Health Systems, Inc.
3.486% due 01/25/2017		2,189	2,180
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		1,350	1,352
HCA, Inc.
2.919% due 03/31/2017		12,437	12,365
RPI Finance Trust
2.755% due 11/09/2016		2,089	2,087

Total Bank Loan Obligations (Cost $26,139)			26,132

CORPORATE BONDS & NOTES 31.5%
BANKING & FINANCE 22.6%
Ally Financial, Inc.
2.750% due 01/30/2017		4,500	4,497
3.500% due 07/18/2016		9,400	9,529
4.625% due 06/26/2015		4,100	4,136
5.500% due 02/15/2017		10,700	11,262
6.250% due 12/01/2017		3,200	3,464
8.300% due 02/12/2015		70,200	70,639
ASIF
3.000% due 02/17/2017	EUR	3,100	3,913
Banco del Estado de Chile
4.125% due 10/07/2020		$13,000	13,651
Banco Santander Brasil S.A.
4.250% due 01/14/2016		2,000	2,038
4.500% due 04/06/2015		3,400	3,430
Banco Santander Chile
1.831% due 01/19/2016		1,400	1,407
Bank of America Corp.
0.562% due 08/15/2016		4,500	4,467
0.632% due 09/14/2018	EUR	16,500	19,562
0.843% due 08/25/2017		$36,000	35,985
1.001% due 09/15/2026		20,900	19,174
3.875% due 03/22/2017		12,900	13,505
6.500% due 08/01/2016		2,200	2,372
Bank of America N.A.
0.703% due 11/14/2016		21,000	20,990
Bank of Montreal
1.950% due 01/30/2018		1,000	1,017
Bank One Capital
8.750% due 09/01/2030		325	471
Barclays Bank PLC
10.179% due 06/12/2021		41,100	55,319
14.000% due 06/15/2019 (d)	GBP	6,700	13,758
BBVA Bancomer S.A.
4.500% due 03/10/2016		$600	621
6.500% due 03/10/2021		3,300	3,590
6.750% due 09/30/2022		34,200	37,705
Bear Stearns Cos. LLC
0.621% due 11/21/2016		13,669	13,642
BPCE S.A.
1.484% due 04/25/2016		5,000	5,057
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,700	7,071
Caixa Economica Federal
4.250% due 05/13/2019		$300	293
CIT Group, Inc.
4.250% due 08/15/2017		10,300	10,532
5.000% due 05/15/2017		2,963	3,082
5.250% due 03/15/2018		8,000	8,360
5.500% due 02/15/2019		31,057	32,862
Citigroup, Inc.
0.506% due 06/09/2016		35,500	35,173
2.650% due 03/02/2015		1,095	1,098
3.953% due 06/15/2016		2,000	2,077
4.450% due 01/10/2017		1,000	1,058
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	4,100	5,902
11.000% due 06/30/2019 (d)		$10,690	13,785
Credit Agricole S.A.
1.390% due 04/15/2016		15,000	15,140

Denali Borrower LLC
5.625% due 10/15/2020		2,000	2,086
Eksportfinans ASA
2.000% due 09/15/2015		19,200	19,246
2.375% due 05/25/2016		22,310	22,418
Export-Import Bank of India
4.000% due 08/07/2017		10,000	10,441
Ford Motor Credit Co. LLC
0.755% due 09/08/2017		10,300	10,236
7.000% due 04/15/2015		6,700	6,816
12.000% due 05/15/2015		7,400	7,693
General Motors Financial Co., Inc.
4.750% due 08/15/2017		6,800	7,188
HBOS PLC
0.882% due 09/01/2016	EUR	100	121
0.935% due 09/06/2017		$900	898
HSBC Bank USA N.A.
6.000% due 08/09/2017		14,400	15,930
HSBC Finance Capital Trust
5.911% due 11/30/2035		1,700	1,726
ILFC E-Capital Trust
6.250% due 12/21/2065		1,930	1,862
International Lease Finance Corp.
5.750% due 05/15/2016		3,300	3,430
7.125% due 09/01/2018		5,850	6,567
8.625% due 09/15/2015		4,500	4,703
JPMorgan Chase & Co.
0.752% due 02/15/2017		22,900	22,854
1.064% due 05/30/2017	GBP	7,700	11,864
JPMorgan Chase Bank N.A.
0.784% due 05/31/2017	EUR	6,000	7,259
6.000% due 10/01/2017		$6,627	7,360
KBC Bank NV
8.000% due 01/25/2023		800	900
Korea Development Bank
4.375% due 08/10/2015		2,500	2,554
Korea Finance Corp.
3.250% due 09/20/2016		1,200	1,240
LBG Capital PLC
7.375% due 03/12/2020	EUR	1,500	1,937
7.625% due 12/09/2019	GBP	3,810	6,020
7.625% due 10/14/2020	EUR	2,400	3,155
8.000% due 06/15/2020 (d)		$2,000	2,138
9.125% due 07/15/2020	GBP	3,223	5,038
Mizuho Bank Ltd.
0.705% due 09/25/2017		$800	801
National City Bank
0.605% due 06/07/2017		700	697
National Westminster Bank PLC
7.875% due 09/09/2015	GBP	2,000	3,253
Navient Corp.
6.000% due 01/25/2017		$300	315
6.250% due 01/25/2016		10,500	10,946
8.000% due 03/25/2020		10,700	11,846
8.450% due 06/15/2018		700	782
NRAM Covered Bond LLP
5.625% due 06/22/2017		2,600	2,855
Qatari Diar Finance Co.
3.500% due 07/21/2015		1,300	1,313
Rabobank Group
0.513% due 11/23/2016		25,500	25,534
Regions Financial Corp.
5.750% due 06/15/2015		2,200	2,246
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		900	1,017
Royal Bank of Scotland NV
0.936% due 03/09/2015		837	835
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		6,900	6,848
Springleaf Finance Corp.
5.400% due 12/01/2015		3,500	3,596
5.750% due 09/15/2016		1,400	1,449
State Bank of India
4.500% due 07/27/2015		4,300	4,378
Toll Road Investors Partnership LP
0.000% due 02/15/2045		274,358	56,243
UBS AG
5.125% due 05/15/2024		200	201

UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)	14,800	15,318

		855,787

INDUSTRIALS 4.9%
AbbVie, Inc.
0.992% due 11/06/2015	10,800	10,836
Ashland, Inc.
3.000% due 03/15/2016	21,500	21,715
Braskem Finance Ltd.
5.750% due 04/15/2021	8,300	8,404
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	2,400	2,513
CVS Pass-Through Trust
6.943% due 01/10/2030	1,053	1,279
Daimler Finance North America LLC
1.650% due 04/10/2015	3,300	3,307
DISH DBS Corp.
7.125% due 02/01/2016	6,230	6,565
7.750% due 05/31/2015	1,700	1,749
General Mills, Inc.
0.533% due 01/29/2016	30,500	30,516
HCA, Inc.
3.750% due 03/15/2019	10,700	10,740
7.190% due 11/15/2015	770	806
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	1,000	1,026
Johnson & Johnson
0.306% due 11/28/2016	51,200	51,262
Lafarge S.A.
6.500% due 07/15/2016	4,600	4,922
Lennar Corp.
6.500% due 04/15/2016	4,000	4,230
MGM Resorts International
6.625% due 07/15/2015	700	714
7.500% due 06/01/2016	4,300	4,547
7.625% due 01/15/2017	700	756
Petrobras International Finance Co. S.A.
5.750% due 01/20/2020	2,000	1,935
5.875% due 03/01/2018	2,100	2,056
7.875% due 03/15/2019	1,400	1,480
8.375% due 12/10/2018	400	427
Rockies Express Pipeline LLC
3.900% due 04/15/2015	2,000	1,995
STATS ChipPAC Ltd.
4.500% due 03/20/2018	4,000	3,960
Total Capital Canada Ltd.
0.611% due 01/15/2016	4,700	4,709
UAL Pass-Through Trust
7.336% due 01/02/2021	1,165	1,272

		183,721

UTILITIES 4.0%
AT&T, Inc.
0.618% due 02/12/2016	42,000	42,011
0.677% due 03/30/2017	16,600	16,602
Majapahit Holding BV
8.000% due 08/07/2019	3,000	3,492
Petrobras Global Finance BV
2.371% due 01/15/2019	1,500	1,334
Qtel International Finance Ltd.
3.375% due 10/14/2016	1,900	1,955
Shell International Finance BV
0.442% due 11/15/2016	12,500	12,510
Sprint Communications, Inc.
8.375% due 08/15/2017	300	325
9.125% due 03/01/2017	2,424	2,672
Telefonica Chile S.A.
3.875% due 10/12/2022	4,000	3,925
Verizon Communications, Inc.
0.435% due 03/06/2015	6,070	6,071
1.771% due 09/15/2016	26,100	26,584
1.991% due 09/14/2018	13,800	14,368
2.500% due 09/15/2016	4,183	4,279
3.650% due 09/14/2018	16,200	17,128

		153,256

Total Corporate Bonds & Notes (Cost $1,181,850)		1,192,764

MUNICIPAL BONDS & NOTES 2.0%
CALIFORNIA 1.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	700	1,025
6.918% due 04/01/2040	490	695
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	149
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,500	2,342
7.950% due 03/01/2036	19,340	23,928
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	2,730	3,191
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	300	399
7.618% due 08/01/2040	500	730
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,000	1,470
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	800	1,115
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,266
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	300	375
6.548% due 05/15/2048	500	684
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	114
7.021% due 08/01/2040	200	231

		37,714

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	400	505

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	55	55

LOUISIANA 0.2%
New Orleans, Louisiana General Obligation Bonds, (BABs), Series 2010
8.300% due 12/01/2029	1,200	1,427
8.550% due 12/01/2034	3,850	4,602

		6,029

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	600	881

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,200	1,742

NEW YORK 0.5%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	1,300	1,985
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,500	3,335
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	700	798
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.282% due 06/15/2042	100	116
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	10,300	12,023
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,227

		19,484

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,500	2,423

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	136

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	3,600	4,526

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	265	228

Total Municipal Bonds & Notes (Cost $63,441)		73,723

U.S. GOVERNMENT AGENCIES 16.8%
Fannie Mae
0.520% due 07/25/2037 - 09/25/2042	705	707
0.550% due 07/25/2037	667	671
0.570% due 09/25/2035	981	986
0.580% due 09/25/2035	1,735	1,745
0.770% due 01/25/2051	1,889	1,914
0.890% due 06/25/2037	2,843	2,893
0.900% due 06/25/2040	3,969	4,036
1.770% due 09/01/2035	33	35
1.777% due 10/01/2034	3	3
1.956% due 11/01/2035	7	8
2.137% due 07/01/2035	23	24
2.277% due 12/01/2033	28	29
2.300% due 03/01/2035	4	5
2.340% due 06/01/2035	59	63
2.397% due 06/01/2034	225	241
2.482% due 12/01/2033	4	5
2.607% due 06/01/2035	71	77
2.870% due 09/01/2027	1,700	1,691
3.500% due 11/01/2020 - 07/25/2031	28,230	29,266
3.890% due 07/01/2021	2,583	2,808
4.000% due 01/01/2025 - 01/01/2045	128,453	136,454
4.500% due 02/01/2018 - 02/01/2044	71,587	77,492
5.000% due 11/01/2025 - 02/01/2045	102,183	113,020
5.500% due 11/01/2021 - 01/01/2045	69,172	77,412
6.000% due 12/01/2018 - 01/01/2045	73,894	83,841
Freddie Mac
0.541% due 03/15/2037	2,924	2,938
0.861% due 08/15/2037	3,738	3,796
0.871% due 10/15/2037	776	788
0.881% due 05/15/2037 - 09/15/2037	4,169	4,248
2.221% due 06/01/2035	80	85
2.448% due 11/01/2034	35	38
4.000% due 12/15/2040 - 07/15/2041	27,038	28,927
5.000% due 05/01/2023 - 01/01/2045	19,606	21,635
5.500% due 08/15/2030 - 03/01/2039	1,439	1,614
6.000% due 08/01/2027 - 04/01/2038	785	890
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	29,874	33,013
6.000% due 07/15/2037 - 08/15/2037	85	95
Small Business Administration
4.430% due 05/01/2029	755	823
5.520% due 06/01/2024	4	4

Total U.S. Government Agencies (Cost $616,070)		634,320

U.S. TREASURY OBLIGATIONS 19.4%
U.S. Treasury Bonds
3.000% due 11/15/2044 (f)	18,750	19,711
3.125% due 08/15/2044 (f)	34,500	37,149
4.250% due 05/15/2039	29,000	37,324
4.500% due 08/15/2039	22,300	29,750
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (i)(k)	103,686	101,094
0.125% due 07/15/2022 (i)	37,066	36,193
0.125% due 07/15/2024 (i)	4,300	4,150
0.375% due 07/15/2023 (i)(k)	58,665	58,129
1.125% due 01/15/2021 (i)	20,699	21,550
1.750% due 01/15/2028	7,480	8,491
2.000% due 01/15/2026	2,871	3,298
2.375% due 01/15/2025 (h)(i)	138,242	162,672
2.375% due 01/15/2027	39,913	47,888
U.S. Treasury Notes
1.875% due 11/30/2021 (f)(k)	74,200	73,777
2.375% due 08/15/2024 (f)(k)	92,100	93,758

Total U.S. Treasury Obligations (Cost $750,009)		734,934

MORTGAGE-BACKED SECURITIES 7.7%
American Home Mortgage Investment Trust
2.332% due 02/25/2045		15	14
Arran Residential Mortgages Funding PLC
1.478% due 05/16/2047	EUR	1,370	1,670
Banc of America Commercial Mortgage Trust
5.547% due 06/10/2049		$2,900	3,115
5.728% due 05/10/2045		300	313
Banc of America Funding Trust
1.154% due 08/26/2037		181	181
2.393% due 06/25/2034		55	56
2.634% due 05/25/2035		17	18
Banc of America Mortgage Trust
2.637% due 07/25/2035 ^		2,519	2,347
2.730% due 05/25/2033		72	72
Banc of America Re-REMIC Trust
2.288% due 04/17/2049		33	33
BCRR Trust
5.858% due 07/17/2040		456	477
Bear Stearns Adjustable Rate Mortgage Trust
2.592% due 11/25/2034		143	139
2.920% due 12/25/2035		75	75
3.013% due 11/25/2034		35	35
Bear Stearns ALT-A Trust
2.612% due 09/25/2035		29	25
Bear Stearns Commercial Mortgage Securities Trust
8.304% due 10/15/2032		1,050	1,069
Chase Mortgage Finance Trust
4.761% due 12/25/2035		2,213	2,142
5.628% due 09/25/2036		1,123	1,020
6.000% due 12/25/2036		460	421
Citigroup Mortgage Loan Trust, Inc.
2.540% due 05/25/2035		40	40
2.540% due 10/25/2035		25	25
Commercial Mortgage Trust
5.543% due 12/11/2049		3,800	3,993
Countrywide Alternative Loan Trust
0.360% due 09/25/2046 ^		5,244	4,440
0.450% due 02/25/2037		468	370
5.500% due 07/25/2035		18	17
6.000% due 05/25/2037 ^		4,673	3,834
Countrywide Home Loan Mortgage Pass-Through Trust
2.313% due 02/20/2036 ^		26	24
2.418% due 11/25/2034		1,301	1,240
2.466% due 02/20/2035		162	160
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		3,887	4,130
5.383% due 02/15/2040		81	86
Deutsche ALT-A Securities, Inc.
0.500% due 02/25/2036		11,919	9,473
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
5.401% due 12/13/2028		6,900	7,893
Granite Master Issuer PLC
0.365% due 12/20/2054		528	524
0.744% due 12/20/2054	GBP	11,515	17,819
0.824% due 12/20/2054		5,793	8,977
Granite Mortgages PLC
0.461% due 01/20/2044	EUR	75	91
0.938% due 01/20/2044	GBP	67	105
0.940% due 09/20/2044		403	627
Greenwich Capital Commercial Funding Corp.
5.819% due 07/10/2038		$6,140	6,445
GSR Mortgage Loan Trust
2.669% due 09/25/2035		63	64
4.824% due 11/25/2035 ^		2,720	2,510
4.979% due 11/25/2035		70	69
6.000% due 02/25/2036		19,929	17,601
6.000% due 07/25/2037 ^		54	49
6.000% due 07/25/2037		5,820	5,308
HarborView Mortgage Loan Trust
0.334% due 12/19/2036 ^		757	523
0.384% due 05/19/2035		30	25
0.404% due 06/19/2035		5,255	4,608
4.595% due 06/19/2036 ^		3,333	2,398
Impac Secured Assets Trust
0.340% due 01/25/2037		11,501	9,633
IndyMac Mortgage Loan Trust
2.800% due 06/25/2036		7,833	6,039
JPMorgan Alternative Loan Trust
2.585% due 05/25/2036 ^		4,691	3,860
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		1,672	1,777

5.397% due 05/15/2045		8,023	8,445
5.439% due 01/15/2049		28,356	30,346
JPMorgan Mortgage Trust
2.537% due 10/25/2036		3,756	3,400
2.636% due 02/25/2035		13	13
5.238% due 07/25/2035		916	919
5.750% due 01/25/2036 ^		100	95
5.883% due 10/25/2036		564	526
LB Commercial Mortgage Trust
5.858% due 07/15/2044		27,948	30,477
LB-UBS Commercial Mortgage Trust
5.641% due 03/15/2039		8,007	8,337
Leek Finance PLC
0.467% due 12/21/2038		5,766	5,967
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		6,858	6,461
MASTR Adjustable Rate Mortgages Trust
2.242% due 07/25/2035		1,270	1,105
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.601% due 12/15/2030		136	130
0.641% due 06/15/2030		2	2
Merrill Lynch Mortgage Investors Trust
0.380% due 02/25/2036		96	89
0.420% due 11/25/2035		92	87
2.196% due 05/25/2033		71	69
4.978% due 09/25/2035 ^		3,109	2,869
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,521	1,617
5.485% due 03/12/2051		100	107
Morgan Stanley Capital Trust
5.610% due 04/15/2049		503	504
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		244	248
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		212	200
Prime Mortgage Trust
6.000% due 06/25/2036		2,069	1,857
Residential Accredit Loans, Inc. Trust
0.320% due 02/25/2037		4,233	3,200
0.355% due 08/25/2036		7,618	5,877
0.360% due 07/25/2036		7,493	5,917
0.360% due 09/25/2036		13,058	10,242
Silenus European Loan Conduit Ltd.
0.228% due 05/15/2019	EUR	46	55
Structured Adjustable Rate Mortgage Loan Trust
1.515% due 01/25/2035		$67	54
2.455% due 08/25/2034		118	116
2.573% due 02/25/2034		76	76
Structured Asset Mortgage Investments Trust
0.450% due 02/25/2036		38	31
Thornburg Mortgage Securities Trust
1.794% due 06/25/2047		4,469	4,029
Wachovia Bank Commercial Mortgage Trust
0.241% due 06/15/2020		2,213	2,208
5.509% due 04/15/2047		100	106
5.749% due 07/15/2045		4,042	4,286
WaMu Mortgage Pass-Through Certificates Trust
1.313% due 11/25/2042		11	11
2.163% due 10/25/2046		322	298
4.462% due 02/25/2037 ^		1,515	1,388
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 07/25/2036 ^		1,633	1,550
2.612% due 03/25/2036		111	111
2.616% due 01/25/2035		80	81
5.470% due 12/25/2036		3,315	3,246
6.000% due 04/25/2037 ^		7,648	7,427

Total Mortgage-Backed Securities (Cost $285,324)			292,178

ASSET-BACKED SECURITIES 3.9%
Accredited Mortgage Loan Trust
0.300% due 02/25/2037		6,191	5,919
0.630% due 09/25/2035		6,000	5,529
ACE Securities Corp.
0.230% due 10/25/2036		27	15
Asset-Backed Securities Corp. Home Equity Loan Trust
0.720% due 09/25/2034		23	23
0.810% due 07/25/2035		2,000	1,826
Avoca CLO PLC
0.518% due 02/18/2022	EUR	311	376
Bear Stearns Asset-Backed Securities Trust
0.330% due 08/25/2036		$4,861	4,215
0.410% due 06/25/2047		7,000	5,974
Citigroup Mortgage Loan Trust, Inc.
0.370% due 05/25/2037		10,135	6,433

0.770% due 09/25/2035		3,600	2,357
Cornerstone CLO Ltd.
0.451% due 07/15/2021		12,969	12,873
Countrywide Asset-Backed Certificates
0.350% due 06/25/2047		3,993	3,511
0.405% due 04/25/2036		1,516	1,504
0.650% due 12/25/2031		4	3
Duane Street CLO Ltd.
0.480% due 01/11/2021		2,381	2,367
Elm CLO Ltd.
1.635% due 01/17/2023		5,500	5,500
First Franklin Mortgage Loan Trust
0.310% due 09/25/2036		8,012	7,232
0.660% due 09/25/2035		800	766
GSAMP Trust
0.220% due 12/25/2046		5,008	2,870
Halcyon Structured Asset Management Long/Short Ltd.
0.457% due 08/07/2021		501	500
Long Beach Mortgage Loan Trust
0.730% due 10/25/2034		9	9
Massachusetts Educational Financing Authority
1.184% due 04/25/2038		1,298	1,309
MASTR Asset-Backed Securities Trust
0.380% due 05/25/2037		11,000	7,989
0.460% due 12/25/2035		4,962	4,496
Morgan Stanley ABS Capital, Inc. Trust
0.260% due 01/25/2037		4,791	2,918
0.330% due 09/25/2036		18,841	11,480
Morgan Stanley Home Equity Loan Trust
0.270% due 12/25/2036		7,055	4,335
Option One Mortgage Loan Trust
0.310% due 01/25/2037		4,543	2,778
Penta CLO S.A.
0.398% due 06/04/2024	EUR	697	836
Residential Asset Securities Corp. Trust
0.320% due 08/25/2036		$11,941	11,240
Securitized Asset-Backed Receivables LLC Trust
1.130% due 01/25/2036 ^		3,181	2,804
SLM Private Education Loan Trust
3.411% due 05/16/2044		995	1,053
SLM Student Loan Trust
0.342% due 12/15/2023	EUR	7,258	8,627
0.734% due 10/25/2017		$1,100	1,104
Structured Asset Securities Corp. Mortgage Loan Trust
0.340% due 12/25/2036		2,000	1,701
0.490% due 05/25/2037		6,909	6,296
Symphony CLO Ltd.
1.529% due 04/16/2022		8,000	7,980
Trimaran CLO Ltd.
0.482% due 11/01/2018		114	114
Wells Fargo Home Equity Asset-Backed Securities Trust
0.760% due 11/25/2035		1,000	876

Total Asset-Backed Securities (Cost $137,442)			147,738

SOVEREIGN ISSUES 15.6%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	900	1,111
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017		600	732
Export-Import Bank of Korea
4.000% due 01/29/2021		$17,700	18,992
5.875% due 01/14/2015		1,900	1,902
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	30,400	37,244
2.250% due 05/15/2016		14,600	18,102
2.750% due 12/01/2015		19,500	24,115
3.000% due 11/01/2015		1,000	1,236
3.750% due 08/01/2015		9,000	11,102
3.750% due 04/15/2016		14,300	18,037
3.750% due 08/01/2016		13,000	16,542
4.500% due 07/15/2015		27,900	34,503
4.750% due 05/01/2017		80,400	106,723
5.250% due 08/01/2017		30,400	41,145
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2015		15,600	18,799
Korea Housing Finance Corp.
4.125% due 12/15/2015		$500	514
Mexico Government International Bond
3.500% due 12/14/2017 (c)	MXN	121,250	8,777
4.000% due 11/15/2040 (c)		2,636	201
4.750% due 06/14/2018		93,100	6,304
5.000% due 06/16/2016 (c)		5,852	422
Province of Ontario
1.000% due 07/22/2016		$100	100

1.650% due 09/27/2019		2,000	1,979
4.000% due 10/07/2019		300	328
Qatar Government International Bond
5.250% due 01/20/2020		11,420	12,848
Slovenia Government International Bond
5.250% due 02/18/2024		6,500	7,174
Spain Government International Bond
2.750% due 10/31/2024	EUR	33,400	44,595
3.150% due 01/31/2016		12,600	15,716
3.250% due 04/30/2016		500	628
3.300% due 07/30/2016		4,300	5,436
3.750% due 10/31/2015		56,800	70,604
3.800% due 04/30/2024		9,300	13,472
4.400% due 10/31/2023		5,000	7,489
5.850% due 01/31/2022		27,300	43,560

Total Sovereign Issues (Cost $642,386)			590,432

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Wells Fargo & Co.
7.500% (d)		9,550	11,606

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		24,000	0

Total Convertible Preferred Securities (Cost $11,809)			11,606

PREFERRED SECURITIES 1.4%
BANKING & FINANCE 0.8%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		1,100	1,345
GMAC Capital Trust
8.125% due 02/15/2040		1,068,600	28,190

			29,535

UTILITIES 0.6%
Qwest Corp.
7.375% due 06/01/2051		821,600	22,070

Total Preferred Securities (Cost $50,071)			51,605

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.3%
CERTIFICATES OF DEPOSIT 1.7%
Credit Suisse
0.645% due 12/07/2015		$25,200	25,219
Intesa Sanpaolo SpA
1.610% due 04/11/2016		25,300	25,352
1.650% due 04/07/2015		15,000	15,037

			65,608

REPURCHASE AGREEMENTS (e) 0.0%			888

MEXICO TREASURY BILLS 1.5%
2.987% due 01/22/2015 - 03/05/2015 (b)	MXN	857,721	57,966

SLOVENIA TREASURY BILLS 0.5%
0.385% due 02/12/2015	EUR	15,900	19,232

U.S. TREASURY BILLS 5.6%
0.052% due 02/12/2015 - 05/28/2015 (b)(f)(i)(k)		$212,622	212,592

Total Short-Term Instruments (Cost $364,410)			356,286

Total Investments in Securities (Cost $4,128,951)			4,111,718

	SHARES
INVESTMENTS IN AFFILIATES 4.7%
SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio	1,134	11
PIMCO Short-Term Floating NAV Portfolio III	17,783,471	176,270

Total Short-Term Instruments (Cost $177,521)		176,281

Total Investments in Affiliates (Cost $177,521)		176,281

Total Investments 113.3% (Cost $4,306,472)		$4,287,999
Financial Derivative Instruments (g)(j) (4.6%) (Cost or Premiums, net $(6,678))		(173,722)
Other Assets and Liabilities, net (8.7%)		(329,710)

Net Assets 100.0%		$3,784,567

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$ 888	Fannie Mae 2.260% due 10/17/2022	$(906)	$888	$888

Total Repurchase Agreements						$(906)	$888	$888

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JPS	1.300%	12/31/2014	01/02/2015	$(16,123)	$(16,122)

Total Reverse Repurchase Agreements					$(16,122)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.400%	12/31/2014	01/07/2015	$(13,955)	$(13,960)
BPG	(0.030%)	01/02/2015	01/09/2015	(23,511)	(23,523)
	0.220%	01/02/2015	01/08/2015	(3,595)	(3,597)
GSC	0.200%	12/31/2014	01/07/2015	(19,794)	(19,804)
	0.220%	01/02/2015	01/05/2015	(1,541)	(1,541)

Total Sale-Buyback Transactions					$(62,425)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $10,188 at a weighted average interest rate of (0.106%).
(3)	Payable for sale-buyback transactions includes $27 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	01/01/2045	$800	$(827)	$(833)
Fannie Mae	3.500%	02/01/2045	37,000	(38,349)	(38,453)
Fannie Mae	4.000%	01/01/2045	330,000	(350,331)	(352,106)
Fannie Mae	4.000%	02/01/2045	606,600	(644,400)	(645,575)
Fannie Mae	4.000%	03/12/2045	55,000	(58,369)	(58,371)
Fannie Mae	4.500%	01/01/2045	34,000	(36,830)	(36,904)
Fannie Mae	5.000%	01/01/2045	8,000	(8,835)	(8,835)

Total Short Sales				$(1,137,941)	$(1,141,077)

(f)	Securities with an aggregate market value of $82,657 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$99.000	01/23/2015	1,277	$11	$20
Put - CBOT U.S. Treasury 10-Year Note February Futures	103.000	01/23/2015	109	1	2
Put - CBOT U.S. Treasury 10-Year Note February Futures	104.000	01/23/2015	91	1	1
Put - CBOT U.S. Treasury 10-Year Note February Futures	105.000	01/23/2015	2,100	18	34
Put - CBOT U.S. Treasury 10-Year Note February Futures	107.000	01/23/2015	573	5	9
Put - CBOT U.S. Treasury 10-Year Note February Futures	110.000	01/23/2015	223	2	4
Put - CBOT U.S. Treasury 10-Year Note February Futures	112.000	01/23/2015	668	6	11
Put - CBOT U.S. Treasury 10-Year Note February Futures	114.000	01/23/2015	59	0	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	97.000	02/20/2015	1,317	11	21
Put - CBOT U.S. Treasury 10-Year Note March Futures	100.000	02/20/2015	200	1	3

Total Purchased Options				$56	$106

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,950.000	01/17/2015	219	$(260)	$(141)

Total Written Options				$(260)	$(141)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	3,334	$166	$41	$0
90-Day Eurodollar December Futures	Short	12/2016	3,334	(417)	0	(125)
90-Day Eurodollar June Futures	Short	06/2015	343	30	0	(4)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	4,973	1,780	1,088	0

Total Futures Contracts				$1,559	$1,129	$(129)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019		$195,500	$12,420	$(665)	$191	$0
CDX.IG-23 5-Year Index	1.000%	12/20/2019		1,422,100	23,172	2,493	116	0
iTraxx Europe 22 5-Year Index	1.000%	12/20/2019	EUR	41,900	932	50	0	(61)

					$36,524	$1,878	$307	$(61)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	06/17/2018		$715,800	$(2,846)	$(1,042)	$0	$(122)
Receive	3-Month USD-LIBOR	2.250%	12/17/2019		812,300	(19,515)	(1,727)	0	(647)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		1,154,000	(36,026)	(10,978)	0	(1,211)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		96,300	(16,361)	(20,658)	0	(148)
Pay	6-Month AUD-BBR-BBSW	3.250%	09/21/2017	AUD	118,400	885	759	205	0
Pay	6-Month AUD-BBR-BBSW	3.500%	12/20/2018		23,700	142	144	15	0
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2019		690,400	15,113	13,470	2,940	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/17/2019		112,400	4,627	2,755	487	0
Pay	6-Month AUD-BBR-BBSW	3.000%	06/17/2020		153,000	1,577	652	727	0
Receive	6-Month AUD-BBR-BBSW	3.750%	12/17/2024		256,500	(11,034)	(10,510)	0	(1,854)
Receive	6-Month AUD-BBR-BBSW	3.500%	06/17/2025		83,300	(1,719)	(538)	0	(620)
Pay	6-Month EUR-EURIBOR	1.008%	11/14/2024	EUR	49,500	1,257	1,257	63	0
Pay	6-Month EUR-EURIBOR	1.250%	03/18/2025		67,500	3,243	1,780	90	0
Receive	6-Month EUR-EURIBOR	1.750%	11/14/2044		19,500	(1,755)	(1,755)	0	(74)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		90,600	(14,607)	(10,934)	0	(357)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022	GBP	52,200	(1,668)	(1,160)	0	(249)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MXN	12,800	24	(6)	0	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017		320,100	274	(169)	24	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		87,500	155	(36)	7	0
Pay	28-Day MXN-TIIE	5.000%	06/11/2018		15,300	6	(4)	3	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		250,600	(107)	(41)	68	0
Pay	28-Day MXN-TIIE	5.660%	11/05/2021		158,600	(53)	(53)	46	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021		112,100	(41)	(41)	31	0
Pay	28-Day MXN-TIIE	6.000%	09/02/2022		167,400	122	162	54	0

						$(78,307)	$(38,673)	$4,760	$(5,282)

Total Swap Agreements						$(41,783)	$(36,795)	$5,067	$(5,343)

(h)	Securities with an aggregate market value of $8,894 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(i)	Securities with an aggregate market value of $94,317 and cash of $6,333 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2015	AUD	149,698		$128,047	$5,833	$0
BOA	01/2015		53,405		46,040	2,440	0
	01/2015	GBP	169		265	2	0
	01/2015	NZD	35,652		27,856	125	(79)
	01/2015		$46,053	EUR	37,125	0	(1,130)
	01/2015		71,381	GBP	45,680	0	(184)
	02/2015	GBP	45,680		$71,363	183	0
	02/2015	NOK	145,470		20,833	1,336	0
	02/2015		$143	MXN	2,128	0	0
	02/2015		21,277	NOK	4,695	0	(1,884)
	05/2015	CAD	46,960		$42,783	2,474	0
	06/2015	EUR	22,776		30,967	3,364	0
	06/2015		$996	EUR	762	0	(72)
	06/2016	EUR	64,417		$88,195	9,326	0
	06/2016		$3,768	EUR	2,790	0	(352)
BPS	01/2015	BRL	63,898		$24,056	18	0
	01/2015	GBP	539		845	4	0
	01/2015	MXN	284,154		21,404	2,164	0
	01/2015		$9,586	AUD	11,470	0	(222)
	01/2015		24,594	BRL	63,898	0	(556)
	01/2015		27,028	EUR	21,861	0	(575)
	02/2015	DKK	1,660		$274	4	0
	02/2015	MXN	437,746		32,947	3,344	0
	02/2015		$7,883	MXN	106,821	0	(656)
	03/2015	MXN	134,795		$10,073	971	0
	06/2015	EUR	10,269		13,927	1,481	0
	06/2015		$38,897	EUR	29,007	0	(3,742)
BRC	02/2015		2,239	MXN	31,159	0	(131)
	06/2015	EUR	13,006		$17,670	1,907	0
	06/2015		$1,562	EUR	1,183	0	(128)
	06/2016	EUR	12,114		$16,657	1,819	0
CBK	01/2015	JPY	94,500		798	9	0
	01/2015		$166,679	AUD	203,847	0	(258)
	01/2015		74,416	EUR	60,150	0	(1,632)
	01/2015		47,446	JPY	5,729,100	384	0
	02/2015	AUD	203,847		$166,326	256	0
	02/2015	CHF	1,595		1,628	23	0
	02/2015	JPY	5,729,100		47,458	0	(384)
	02/2015		$2,307	INR	144,188	0	(48)
	02/2015		25,215	MXN	344,935	0	(1,879)
	03/2015	CAD	61,552		$53,287	378	0
	06/2015	EUR	11,194		15,302	1,736	0
	06/2015		$9,826	EUR	7,427	0	(825)
DUB	01/2015	BRL	63,898		$24,834	796	0
	01/2015	EUR	12,653		15,526	215	0
	01/2015		$1,068	AUD	1,249	0	(48)
	01/2015		24,056	BRL	63,898	0	(18)
	06/2015		4,682	EUR	3,601	0	(318)
	07/2015		23,553	BRL	63,898	0	(693)
	08/2015	EUR	6,500		$8,712	828	0
	02/2016		16,650		22,406	2,129	0
	06/2016		6,677		9,142	968	0
	06/2016		$10,826	EUR	8,010	0	(1,020)
FBF	01/2015	GBP	45,156		$70,885	505	0
	02/2015	MXN	63,257		4,330	50	0
	06/2015	EUR	18,739		25,434	2,724	0
GLM	01/2015	AUD	102,211		85,080	1,635	0
	01/2015	EUR	81,638		100,983	2,197	0
	01/2015	ILS	365		92	0	(2)
	01/2015	SGD	336		254	0	0
	01/2015		$45,903	AUD	52,884	0	(2,729)
	01/2015		531,215	EUR	435,977	0	(3,660)
	01/2015		1,150	GBP	734	0	(6)
	01/2015		33,519	NZD	42,834	0	(106)
	02/2015	EUR	435,170		$530,368	3,627	0
	02/2015		$50,439	INR	3,174,797	0	(693)
	06/2015		8,971	EUR	6,746	0	(795)
HUS	01/2015		29,973	AUD	35,864	0	(694)
	01/2015		19,910	GBP	12,674	0	(156)
	01/2015		42,590	JPY	5,039,600	0	(516)
JPM	01/2015	GBP	13,224		$20,689	78	0
	01/2015	JPY	257,300		2,128	0	(20)
	01/2015		$2,517	EUR	2,047	0	(40)
	01/2015		8,084	NZD	10,364	0	0
	01/2015		19,224	ZAR	213,433	0	(847)
	01/2015	ZAR	218,603		$19,789	967	0
	02/2015	INR	14,549		232	4	0
	02/2015	MXN	155,804		10,649	109	0
	02/2015	SEK	4,040		532	14	0
	02/2015		$2,053	MXN	29,294	0	(71)
	06/2015		23,886	EUR	17,864	0	(2,236)
MSB	06/2015	EUR	15,844		$21,719	2,517	0
	06/2016		17,011		23,396	2,571	0
NAB	06/2015		25,701		34,894	3,745	0
	06/2016		37,010		50,817	5,496	0
	07/2016		37,600		51,008	4,893	0
NGF	02/2015	HKD	3,946		509	0	0
RBC	02/2015	MXN	168,527		11,916	515	0
	02/2015		$20,048	MXN	268,488	0	(1,884)
SOG	01/2015	NZD	17,546		$13,628	0	(59)
	02/2015		$13,589	NZD	17,546	60	0
	06/2015		44,716	EUR	33,373	0	(4,269)
UAG	01/2015	EUR	462,869		$574,978	14,883	0
	01/2015	JPY	10,416,900		88,099	1,132	0
	02/2015		$1,333	GBP	858	3	0
	02/2015		13,263	INR	827,611	0	(295)
	06/2015		2,791	EUR	2,118	0	(224)

Total Forward Foreign Currency Contracts						$92,242	$(36,136)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC CDX.IG-23 5-Year Index	Sell	0.700%	03/18/2015	$36,900	$85	$126
BRC	Put - OTC CDX.IG-23 5-Year Index	Buy	1.600%	02/28/2015	240,000	24	5
FBF	Put - OTC CDX.IG-23 5-Year Index	Buy	1.500%	02/18/2015	57,000	5	2
	Put - OTC CDX.IG-23 5-Year Index	Buy	1.600%	02/18/2015	49,200	5	1
JPM	Put - OTC CDX.IG-23 5-Year Index	Buy	1.600%	02/18/2015	57,000	6	2
	Put - OTC CDX.IG-23 5-Year Index	Buy	1.700%	02/18/2015	100,000	10	1

						$135	$137

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC EUR versus USD		$1.380	03/13/2015	EUR	15,000	$2	$0
	Call - OTC EUR versus USD		1.415	03/20/2015		120,000	15	1
	Put - OTC USD versus JPY	JPY	93.000	02/24/2015		$12,000	1	0
HUS	Call - OTC USD versus CNH	CNH	6.310	12/03/2015		53,621	674	935
	Call - OTC USD versus CNY	CNY	6.250	12/02/2015		52,549	575	956
MSB	Call - OTC AUD versus USD		$0.970	02/24/2015	AUD	32,000	3	0

							$1,270	$1,892

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	$316,400	$718	$541
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	168,100	347	305
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.460%	11/27/2017	15,400	1,181	883
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.525%	11/27/2017	18,600	1,612	993
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	11/27/2017	26,500	1,934	1,376
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	635,800	1,835	1,087
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.113%	12/16/2015	578,600	1,530	969
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/09/2015	65,800	3,652	6,755
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/24/2015	66,200	3,575	6,831
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	10/27/2017	81,400	5,805	4,116

							$22,189	$23,856

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
BOA	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/06/2015	$9,300	$758	$822
	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/19/2015	3,400	277	300

					$1,035	$1,122

Total Purchased Options					$24,629	$27,007

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	0.950%	03/18/2015		$36,900	$(89)	$(32)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	4,900	(10)	(6)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		4,900	(8)	(1)
BRC	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		$37,900	(22)	(7)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		90,300	(109)	(25)
CBK	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		2,100	(1)	0
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		2,100	(3)	(1)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	02/18/2015		58,100	(87)	(61)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	43,800	(71)	(51)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		6,400	(13)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		37,400	(89)	(2)
FBF	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	01/21/2015		9,200	(5)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		18,400	(7)	(3)
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		22,100	(16)	(16)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		22,100	(42)	(39)
JPM	Put - OTC CDX.IG-23 5-Year Index	Sell	0.750%	01/21/2015		$6,600	(7)	(3)
	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	02/18/2015		32,500	(16)	(22)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.900%	02/18/2015		32,500	(54)	(18)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	03/18/2015		58,100	(105)	(83)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	50,000	(70)	(59)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		50,000	(140)	(3)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		9,000	(8)	(8)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		9,000	(18)	(8)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		29,500	(27)	(21)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		29,500	(51)	(52)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		5,200	(6)	(5)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		5,200	(10)	(5)

							$(1,084)	$(534)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus USD		$0.795	01/16/2015	AUD	18,500	$(58)	$(28)
	Put - OTC GBP versus JPY	JPY	181.200	02/13/2015	GBP	11,510	(127)	(92)
	Call - OTC GBP versus JPY		193.500	02/13/2015		11,510	(120)	(57)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$600	(5)	(4)
	Call - OTC USD versus BRL		2.815	02/12/2015		600	(5)	(4)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		2,700	(151)	(38)
BPS	Put - OTC USD versus MXN	MXN	14.200	02/12/2015		19,580	(119)	(23)
	Call - OTC USD versus MXN		15.100	02/12/2015		19,580	(119)	(140)
CBK	Put - OTC EUR versus AUD	AUD	1.425	01/22/2015	EUR	34,027	(244)	(17)
	Call - OTC EUR versus AUD		1.465	01/22/2015		34,027	(362)	(722)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$3,600	(32)	(24)
	Call - OTC USD versus BRL		2.815	02/12/2015		3,600	(30)	(23)
	Put - OTC USD versus MXN	MXN	13.350	02/04/2015		11,100	(51)	0
DUB	Put - OTC AUD versus JPY	JPY	93.870	02/13/2015	AUD	22,670	(122)	(79)
	Call - OTC AUD versus JPY		100.500	02/13/2015		22,670	(131)	(72)
FBF	Put - OTC AUD versus NZD	NZD	1.095	02/04/2015		17,600	(91)	(656)
	Put - OTC AUD versus USD		$0.795	01/16/2015		25,678	(101)	(39)
	Put - OTC EUR versus CAD	CAD	1.400	02/05/2015	EUR	16,400	(125)	(176)
	Call - OTC EUR versus CAD		1.460	02/05/2015		16,400	(140)	(31)
GLM	Put - OTC AUD versus NZD	NZD	1.105	02/04/2015	AUD	6,600	(33)	(296)
HUS	Call - OTC USD versus CNH	CNH	6.492	12/03/2015		$53,621	(332)	(501)
	Call - OTC USD versus CNY	CNY	6.500	12/02/2015		52,549	(208)	(402)
JPM	Put - OTC EUR versus JPY	JPY	142.000	02/09/2015	EUR	14,180	(127)	(111)
	Call - OTC EUR versus JPY		151.300	02/09/2015		14,180	(115)	(34)
	Put - OTC GBP versus AUD	AUD	1.830	02/05/2015	GBP	13,000	(177)	(17)
	Call - OTC GBP versus AUD		1.885	02/05/2015		13,000	(177)	(415)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$14,400	(130)	(97)
	Call - OTC USD versus BRL		2.815	02/12/2015		14,400	(122)	(92)

							$(3,554)	$(4,190)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$13,900	$(117)	$(3)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	30,200	(271)	(7)
	Floor - OTC CPURNSA Index	TBD	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	3,700	(48)	(1)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	6,200	(46)	(2)

						$(482)	$(13)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		$16,300	$(70)	$(138)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		16,300	(77)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		34,700	(377)	(441)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		65,300	(793)	(1,141)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		64,700	(1,181)	(963)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		78,100	(1,612)	(1,101)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		111,400	(1,936)	(1,537)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.650%	01/22/2015	GBP	22,000	(152)	(349)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.000%	01/22/2015		22,000	(118)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		$131,000	(1,852)	(2,288)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		341,800	(5,861)	(4,564)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/12/2020)	3-Month USD-LIBOR	Receive	3.410%	11/09/2015		238,900	(3,666)	(6,304)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/27/2020)	3-Month USD-LIBOR	Receive	3.410%	11/24/2015		240,300	(3,608)	(6,386)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		41,600	(189)	(352)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		41,600	(211)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		125,800	(1,530)	(1,168)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	01/07/2015		48,000	(464)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	02/06/2015		47,600	(626)	(11)

								$(24,323)	$(26,748)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC BNP Paribas Equity Index	$ 0.000	02/05/2015	$42,000	$(29)	$(29)

Total Written Options					$(29,472)	$(31,514)

Swap Agreements:

Correlation Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Correlation	Correlation Asset	Correlation Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	USD-BRL versus EUR-BRL	81.50%	04/24/2015	$700	$0	$(15)	$0	$(15)
	Receive	USD-BRL versus EUR-BRL	80.00%	04/27/2015	1,400	0	(32)	0	(32)
GLM	Receive	USD-BRL versus EUR-BRL	81.00%	04/24/2015	700	0	(17)	0	(17)
						$0	$(64)	$0	$(64)

Credit Default Swaps on Sovereign Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BRC	Venezuela Government International Bond	(5.000%)	06/20/2015	53.467%	$200	$25	$14	$39	$0
GST	Venezuela Government International Bond	(5.000%)	09/20/2019	42.022%	100	30	25	55	0
HUS	Venezuela Government International Bond	(5.000%)	09/20/2019	42.022%	100	31	24	55	0
JPM	Venezuela Government International Bond	(5.000%)	09/20/2019	42.022%	200	61	50	111	0

						$147	$113	$260	$0

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Citigroup, Inc.	1.000%	09/20/2016	0.333%		$2,300	$28	$0	$28	$0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%		10,900	(155)	(318)	0	(473)
	General Electric Capital Corp.	1.000%	12/20/2015	0.292%		3,000	(59)	81	22	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%		5,500	(99)	74	0	(25)
	MetLife, Inc.	1.000%	12/20/2015	0.122%		4,200	(203)	241	38	0
	Mexico Government International Bond	1.000%	09/20/2015	0.370%		300	(4)	6	2	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		24,200	(59)	234	175	0
	Prudential Financial, Inc.	1.000%	12/20/2015	0.090%		2,200	(64)	84	20	0
BPS	China Government International Bond	1.000%	12/20/2019	0.821%		42,350	211	163	374	0
BRC	Brazil Government International Bond	1.000%	06/20/2015	0.788%		500	(7)	8	1	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.358%		5,300	59	1	60	0
	Italy Government International Bond	1.000%	06/20/2017	0.722%		2,900	11	10	21	0
	Italy Government International Bond	1.000%	09/20/2019	1.155%		500	0	(3)	0	(3)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		3,900	33	(31)	2	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%		16,200	(145)	(326)	0	(471)
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.789%		1,000	(16)	18	2	0
	Brazil Government International Bond	1.000%	09/20/2017	1.367%		3,400	(6)	(26)	0	(32)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%		11,500	(139)	(360)	0	(499)
	MetLife, Inc.	1.000%	12/20/2015	0.122%		2,300	(84)	104	20	0
	Mexico Government International Bond	1.000%	09/20/2015	0.370%		700	(11)	14	3	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%		10,700	(125)	(186)	0	(311)
DUB	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.192%		1,600	25	(2)	23	0
	Brazil Government International Bond	1.000%	06/20/2015	0.788%		1,500	(15)	17	2	0
	China Government International Bond	1.000%	12/20/2019	0.821%		27,800	197	48	245	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.261%		3,000	37	(20)	17	0
	Indonesia Government International Bond	1.000%	06/20/2017	0.729%		700	(21)	25	4	0
	Italy Government International Bond	1.000%	09/20/2016	0.574%		1,200	9	0	9	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%		4,800	(78)	67	0	(11)
	Italy Government International Bond	1.000%	06/20/2019	1.114%		1,800	(33)	25	0	(8)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		2,300	(1)	(14)	0	(15)
	JPMorgan Chase & Co.	1.000%	09/20/2016	0.282%		5,300	69	(1)	68	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%		800	(10)	(13)	0	(23)
FBF	Brazil Government International Bond	1.000%	06/20/2015	0.788%		300	(8)	8	0	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		4,900	(12)	48	36	0
	Verizon Communications, Inc.	1.000%	09/20/2018	0.471%		1,000	27	(7)	20	0
	Vodafone Group PLC	1.000%	03/20/2016	0.177%		3,200	46	(12)	34	0
GST	Brazil Government International Bond	1.000%	06/20/2015	0.788%		500	(7)	7	0	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%		2,700	(34)	(83)	0	(117)
	MetLife, Inc.	1.000%	09/20/2015	0.084%		3,700	(238)	264	26	0
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		11,000	81	(76)	5	0
HUS	Brazil Government International Bond	1.000%	06/20/2015	0.788%		400	(11)	12	1	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%		1,100	(11)	13	2	0
	Brazil Government International Bond	1.000%	12/20/2015	0.918%		16,300	(92)	110	18	0
	Brazil Government International Bond	1.000%	12/20/2019	1.937%		17,800	(541)	(226)	0	(767)
	Italy Government International Bond	1.000%	09/20/2016	0.574%		2,500	19	0	19	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%		4,800	(81)	69	0	(12)
	Mexico Government International Bond	1.000%	12/20/2016	0.549%		100	1	0	1	0
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		24,600	171	(159)	12	0
	U.S. Treasury Notes	0.250%	06/20/2017	0.113%	EUR	2,100	(4)	13	9	0
JPM	Brazil Government International Bond	1.000%	06/20/2015	0.788%		$1,700	(19)	21	2	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%		13,000	(177)	201	24	0
	China Government International Bond	1.000%	12/20/2019	0.821%		103,200	735	177	912	0
	MetLife, Inc.	1.000%	09/20/2015	0.084%		5,800	(344)	384	40	0
	Mexico Government International Bond	1.000%	12/20/2016	0.549%		1,200	16	(5)	11	0
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		3,300	25	(23)	2	0
MYC	Brazil Government International Bond	1.000%	06/20/2015	0.788%		500	(5)	5	0	0
	Brazil Government International Bond	1.950%	08/20/2016	1.137%		500	0	10	10	0
	Italy Government International Bond	1.000%	06/20/2017	0.722%		2,900	10	11	21	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%		2,500	(41)	35	0	(6)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		1,100	5	(5)	0	0
SOG	United Kingdom Gilt	1.000%	03/20/2015	0.035%		1,900	4	1	5	0
UAG	Brazil Government International Bond	1.000%	09/20/2015	0.789%		500	(5)	6	1	0
	Indonesia Government International Bond	1.000%	06/20/2017	0.729%		900	(28)	34	6	0

							$(1,173)	$753	$2,353	$(2,773)

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$20,786	$(4,131)	$2	$0	$(4,129)
	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	2,500	335	16	351	0
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	4,888	603	(620)	0	(17)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	2,500	334	17	351	0
	MCDX-23 5-Year Index	1.000%	12/20/2019	2,500	19	1	20	0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	3,290	393	(405)	0	(12)
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	289	0	4	4	0
	MCDX-23 5-Year Index	1.000%	12/20/2019	2,000	15	1	16	0
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	5,734	670	(690)	0	(20)
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	658	75	(77)	0	(2)
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	579	0	8	8	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	2,444	281	(290)	0	(9)
	MCDX-23 5-Year Index	1.000%	12/20/2019	500	4	0	4	0

					$(1,402)	$(2,033)	$754	$(4,189)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	1,610	$(1)	$146	$145	$0
	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	7,500	6	(185)	0	(179)
	Pay	1-Year BRL-CDI	11.160%	01/04/2021		40,600	(74)	(332)	0	(406)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		67,100	185	(79)	106	0
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	810	6	67	73	0
	Pay	1-Year BRL-CDI	11.600%	01/02/2015	BRL	631,800	0	7	7	0
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		218,900	130	(772)	0	(642)
	Pay	1-Year BRL-CDI	11.160%	01/04/2021		270,700	(524)	(2,183)	0	(2,707)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		156,000	501	(998)	0	(497)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		21,000	60	(27)	33	0
DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017		3,000	11	(83)	0	(72)
	Pay	1-Year BRL-CDI	11.160%	01/04/2021		50,800	(92)	(416)	0	(508)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		46,700	(5)	79	74	0
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	600	10	(5)	5	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		1,150	1	105	106	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		524	(2)	13	11	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		600	5	41	46	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	18,400	75	(134)	0	(59)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		49,600	(28)	107	79	0
GLM	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	800	1	71	72	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		2,696	(6)	61	55	0
	Pay	1-Month GBP-UKRPI	3.510%	12/15/2044		1,400	0	87	87	0
	Pay	1-Year BRL-CDI	9.095%	01/02/2017	BRL	4,000	0	(98)	0	(98)
HUS	Pay	1-Year BRL-CDI	8.950%	01/02/2017	BRL	7,600	0	(196)	0	(196)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		109,800	404	(754)	0	(350)
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	700	(1)	1	0	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		9,500	(2)	19	17	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		9,000	(15)	18	3	0
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	700	5	48	53	0
MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		890	2	80	82	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	342,200	53	236	289	0
	Pay	28-Day MXN-TIIE	5.000%	06/11/2018		5,700	(9)	11	2	0
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017	BRL	8,400	4	(222)	0	(218)
	Pay	28-Day MXN-TIIE	5.630%	10/11/2021	MXN	271,800	97	(225)	0	(128)

							$797	$(5,512)	$1,345	$(6,060)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Pay	S&P 500 Total Return Index	802,349	3-Month USD-LIBOR plus a specified spread	08/14/2015	$2,874,425		$(147,436)	$0	$(147,436)
GST	Pay	S&P 500 Total Return Index	189,079	3-Month USD-LIBOR plus a specified spread	07/15/2015	641,930		(70,200)	0	(70,200)

								$(217,636)	$0	$(217,636)

Total Swap Agreements							$(1,631)	$(224,379)	$4,712	$(230,722)

(7)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(k)	Securities with an aggregate market value of $302,731 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$26,132	$0	$26,132
Corporate Bonds & Notes
Banking & Finance	0	851,874	3,913	855,787
Industrials	0	182,449	1,272	183,721
Utilities	0	153,256	0	153,256
Municipal Bonds & Notes
California	0	37,714	0	37,714
Illinois	0	505	0	505
Iowa	0	55	0	55
Louisiana	0	6,029	0	6,029
Nevada	0	881	0	881
New Jersey	0	1,742	0	1,742
New York	0	19,484	0	19,484
Ohio	0	2,423	0	2,423
Tennessee	0	136	0	136
Washington	0	4,526	0	4,526
West Virginia	0	228	0	228
U.S. Government Agencies	0	634,320	0	634,320
U.S. Treasury Obligations	0	734,934	0	734,934
Mortgage-Backed Securities	0	292,178	0	292,178
Asset-Backed Securities	0	147,738	0	147,738
Sovereign Issues	0	590,432	0	590,432
Convertible Preferred Securities
Banking & Finance	0	11,606	0	11,606
Preferred Securities
Banking & Finance	28,190	1,345	0	29,535
Utilities	0	22,070	0	22,070
Short-Term Instruments
Certificates of Deposit	0	65,608	0	65,608
Repurchase Agreements	0	888	0	888
Mexico Treasury Bills	0	57,966	0	57,966
Slovenia Treasury Bills	0	19,232	0	19,232
U.S. Treasury Bills	0	212,592	0	212,592
	$28,190	$4,078,343	$5,185	$4,111,718

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$176,281	$0	$0	$176,281

Total Investments	$204,471	$4,078,343	$5,185	$4,287,999

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,141,077)	$0	$(1,141,077)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,129	5,173	0	6,302
Over the counter	0	123,961	0	123,961
	$1,129	$129,134	$0	$130,263

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(129)	(5,484)	0	(5,613)
Over the counter	0	(298,343)	(29)	(298,372)

	$(129)	$(303,827)	$(29)	$(303,985)

Totals	$205,471	$2,762,573	$5,156	$2,973,200

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 68.2%
BANK LOAN OBLIGATIONS 2.0%
Chrysler Group LLC
3.500% due 05/24/2017		$5,273	$5,266
Community Health Systems, Inc.
3.486% due 01/25/2017		4,278	4,260
H.J. Heinz Co.
3.500% due 06/05/2020		1,967	1,959
HCA, Inc.
2.669% due 02/02/2016		3,184	3,164
2.919% due 03/31/2017		6,467	6,430

Total Bank Loan Obligations (Cost $21,170)			21,079

CORPORATE BONDS & NOTES 21.4%
BANKING & FINANCE 12.2%
Ally Financial, Inc.
4.625% due 06/26/2015		1,400	1,412
8.300% due 02/12/2015		6,000	6,037
Bank of America Corp.
1.001% due 09/15/2026		5,500	5,046
1.125% due 04/01/2019		9,400	9,425
1.317% due 03/22/2018		1,400	1,411
2.650% due 04/01/2019		2,800	2,823
BB&T Corp.
1.101% due 06/15/2018		2,200	2,224
Bear Stearns Cos. LLC
5.300% due 10/30/2015		5,300	5,496
BPCE S.A.
0.802% due 11/18/2016		1,300	1,302
BPE Financiaciones S.A.
2.875% due 05/19/2016	EUR	6,600	8,164
CIT Group, Inc.
4.750% due 02/15/2015		$2,400	2,404
Citigroup, Inc.
0.752% due 05/01/2017		1,200	1,198
0.764% due 05/31/2017	EUR	600	722
1.194% due 07/25/2016		$5,000	5,034
4.750% due 05/19/2015		3,500	3,552
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		700	712
General Motors Financial Co., Inc.
2.750% due 05/15/2016		2,600	2,647
Goldman Sachs Group, Inc.
1.251% due 10/23/2019		2,500	2,515
International Lease Finance Corp.
8.625% due 09/15/2015		5,500	5,747
John Deere Capital Corp.
0.361% due 06/15/2015		5,000	5,002
JPMorgan Chase & Co.
0.854% due 02/26/2016		4,300	4,310
3.400% due 06/24/2015		3,200	3,242
JPMorgan Chase Bank N.A.
0.571% due 06/13/2016		700	697
Metropolitan Life Global Funding
0.761% due 07/15/2016		5,500	5,526
Mitsubishi UFJ Trust & Banking Corp.
1.600% due 10/16/2017		5,200	5,165
Morgan Stanley
0.711% due 10/15/2015		1,800	1,803
1.514% due 04/25/2018		4,600	4,677
National Australia Bank Ltd.
0.537% due 06/30/2017		1,000	1,000
Nomura Holdings, Inc.
5.000% due 03/04/2015		500	504
Royal Bank of Scotland Group PLC
5.050% due 01/08/2015		2,800	2,801
Toyota Motor Credit Corp.
0.393% due 09/18/2015		7,800	7,808
Wachovia Corp.
0.511% due 06/15/2017		2,200	2,197
0.601% due 10/15/2016		2,700	2,690
Wells Fargo & Co.
0.534% due 06/02/2017		11,200	11,158
0.692% due 04/22/2019		4,000	3,997

			130,448

INDUSTRIALS 5.9%
AbbVie, Inc.
0.992% due 11/06/2015	8,975	9,005
Anheuser-Busch InBev Worldwide, Inc.
3.625% due 04/15/2015	3,300	3,329
Becton Dickinson and Co.
0.691% due 06/15/2016	2,000	2,001
Chesapeake Energy Corp.
3.481% due 04/15/2019	1,100	1,081
Daimler Finance North America LLC
0.588% due 03/10/2017	5,200	5,192
0.831% due 01/09/2015	2,000	2,000
1.250% due 01/11/2016	2,850	2,859
1.300% due 07/31/2015	1,200	1,205
DIRECTV Holdings LLC
3.550% due 03/15/2015	2,900	2,917
DISH DBS Corp.
7.125% due 02/01/2016	200	211
Energy Transfer Partners LP
5.950% due 02/01/2015	5,000	5,017
General Mills, Inc.
0.533% due 01/29/2016	1,800	1,801
McKesson Corp.
0.638% due 09/10/2015	7,200	7,203
NBCUniversal Media LLC
3.650% due 04/30/2015	1,900	1,920
PepsiCo, Inc.
0.444% due 02/26/2016	5,700	5,708
Petrobras International Finance Co. S.A.
2.875% due 02/06/2015	1,600	1,594
3.875% due 01/27/2016	400	393
5.875% due 03/01/2018	200	196
SABMiller Holdings, Inc.
1.850% due 01/15/2015	1,500	1,501
Santander Drive Auto Receivables Trust
4.125% due 02/09/2016	1,896	1,967
TCM Sub LLC
3.550% due 01/15/2015	4,800	4,804
Telefonica Emisiones S.A.U.
6.421% due 06/20/2016	1,700	1,820

		63,724

UTILITIES 3.3%
AT&T, Inc.
0.618% due 02/12/2016	7,200	7,202
Duke Energy Corp.
0.636% due 04/03/2017	4,000	4,008
Duke Energy Progress, Inc.
0.435% due 03/06/2017	6,100	6,085
Petrobras Global Finance BV
1.852% due 05/20/2016	700	670
2.603% due 03/17/2017	1,700	1,573
Verizon Communications, Inc.
1.771% due 09/15/2016	15,200	15,482

		35,020

Total Corporate Bonds & Notes (Cost $229,655)		229,192

U.S. GOVERNMENT AGENCIES 6.4%
Fannie Mae
0.290% due 03/25/2034	483	481
0.420% due 05/25/2037	484	484
0.520% due 03/25/2037 - 07/25/2037	580	581
0.530% due 03/25/2037	343	344
0.550% due 07/25/2037	487	489
0.570% due 09/25/2035	746	750
0.580% due 09/25/2035	1,324	1,332
0.615% due 02/25/2037	658	662
0.800% due 05/25/2040	1,520	1,551
0.870% due 10/25/2037	1,812	1,843
0.890% due 06/25/2037	588	599
0.900% due 06/25/2040	3,042	3,094
0.920% due 03/25/2038 - 01/25/2040	11,612	11,797
0.990% due 12/25/2039	728	738
1.070% due 07/25/2039	699	710
1.315% due 07/01/2044	96	98
1.956% due 11/01/2035	172	181
2.034% due 04/01/2035	701	740
2.475% due 05/01/2022	1	1
2.482% due 12/01/2033	119	126

4.247% due 11/01/2028		16	17
4.371% due 12/01/2036		514	549
4.373% due 11/01/2027		14	15
4.405% due 07/01/2028		10	11
4.414% due 04/01/2028		9	10
4.478% due 09/01/2034		344	368
4.524% due 11/01/2028		15	16
4.606% due 02/01/2027		1	2
5.000% due 12/01/2023 - 04/25/2033		545	597
5.627% due 08/01/2029		10	10
6.000% due 06/01/2017		59	61
7.500% due 09/01/2015 - 05/01/2016		11	11
8.000% due 03/01/2030 - 07/01/2031		22	24
Freddie Mac
0.461% due 02/15/2037		47	47
0.491% due 02/15/2037		101	101
0.501% due 02/15/2037		259	260
0.561% due 06/15/2018		44	44
0.711% due 07/15/2041		4,032	4,075
0.731% due 06/15/2041		3,993	4,043
0.761% due 10/15/2037		186	188
0.831% due 08/15/2037		1,947	1,977
0.861% due 08/15/2037		3,950	4,010
0.871% due 10/15/2037		829	842
0.881% due 05/15/2037 - 09/15/2037		4,437	4,521
0.911% due 08/15/2036		418	425
1.011% due 11/15/2039 - 12/15/2039		264	268
1.016% due 01/15/2038		1,105	1,128
1.315% due 02/25/2045		834	855
1.875% due 06/01/2022		4	4
2.221% due 06/01/2035		909	968
2.270% due 12/01/2022		6	7
2.448% due 07/01/2019		50	51
4.000% due 06/15/2038		770	782
5.000% due 12/01/2026 - 08/01/2041		449	496
6.000% due 03/01/2016 - 02/01/2034		792	906
6.500% due 10/25/2043		1,020	1,181
8.500% due 04/01/2025		2	2
Ginnie Mae
1.625% due 08/20/2022 - 04/20/2041		9,996	10,403
3.500% due 07/20/2018		33	35
NCUA Guaranteed Notes
0.607% due 10/07/2020		2,371	2,386

Total U.S. Government Agencies (Cost $66,959)			68,297

U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Bonds
3.125% due 08/15/2044		4,400	4,738
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022		10,531	10,283
0.125% due 07/15/2024 (i)		20,799	20,077

Total U.S. Treasury Obligations (Cost $35,067)			35,098

MORTGAGE-BACKED SECURITIES 5.1%
Banc of America Commercial Mortgage Trust
5.547% due 06/10/2049		4,000	4,297
Bank Mart
2.287% due 03/01/2019		121	97
BCAP LLC Trust
0.815% due 02/26/2047		10,900	10,169
Bear Stearns Adjustable Rate Mortgage Trust
2.504% due 04/25/2033		142	145
2.592% due 11/25/2034		896	872
2.625% due 01/25/2034		34	32
2.668% due 02/25/2033		34	32
2.686% due 01/25/2034		802	805
Bear Stearns ALT-A Trust
2.612% due 09/25/2035		325	280
Bear Stearns Structured Products, Inc.
2.337% due 12/26/2046		578	453
2.591% due 01/26/2036		1,050	834
Citigroup Mortgage Loan Trust, Inc.
2.500% due 10/25/2035		1,793	1,783
2.540% due 05/25/2035		560	556
Countrywide Alternative Loan Trust
0.350% due 05/25/2047		891	744
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032		121	113
2.275% due 06/25/2032		13	10
4.837% due 06/25/2032		9	8
Granite Master Issuer PLC
0.365% due 12/20/2054		352	349
0.824% due 12/20/2054	GBP	370	573

Granite Mortgages PLC
0.461% due 01/20/2044	EUR	49	59
0.938% due 01/20/2044	GBP	40	63
0.940% due 09/20/2044		249	387
Greenpoint Mortgage Funding Trust
0.440% due 11/25/2045		$313	247
GSR Mortgage Loan Trust
0.520% due 01/25/2034		87	75
HarborView Mortgage Loan Trust
0.354% due 01/19/2038		1,954	1,670
Impac CMB Trust
0.930% due 10/25/2033		33	33
1.170% due 07/25/2033		565	531
Lehman Mortgage Trust
0.490% due 08/25/2036 ^		3,319	2,564
Merrill Lynch Mortgage Investors Trust
0.380% due 02/25/2036		460	425
Prime Mortgage Trust
0.570% due 02/25/2019		1	1
0.570% due 02/25/2034		133	125
Resecuritization Mortgage Trust
0.420% due 04/26/2021		1	1
Structured Adjustable Rate Mortgage Loan Trust
2.493% due 09/25/2035		3,498	3,144
Structured Asset Mortgage Investments Trust
0.414% due 07/19/2035		784	756
0.450% due 02/25/2036		498	403
8.038% due 06/25/2029		246	257
Wachovia Bank Commercial Mortgage Trust
0.241% due 06/15/2020		219	219
WaMu Mortgage Pass-Through Certificates Trust
0.440% due 12/25/2045		441	426
0.460% due 10/25/2045		249	230
0.490% due 01/25/2045		3,320	3,135
1.113% due 02/25/2046		2,479	2,355
1.313% due 11/25/2042		81	79
1.513% due 06/25/2042		323	313
1.921% due 02/27/2034		653	642
4.591% due 05/25/2037		9,859	9,459
Wells Fargo Mortgage-Backed Securities Trust
2.609% due 07/25/2036 ^		1,219	1,191
2.615% due 04/25/2035		3,300	3,423
2.616% due 01/25/2035		478	488

Total Mortgage-Backed Securities (Cost $54,132)			54,853

ASSET-BACKED SECURITIES 2.1%
ACE Securities Corp.
0.320% due 04/25/2036		1,336	1,200
AFC Home Equity Loan Trust
0.720% due 06/25/2028		191	167
Ally Auto Receivables Trust
0.200% due 10/15/2015		2,809	2,809
Chase Funding Trust
0.910% due 10/25/2032		113	106
Citigroup Mortgage Loan Trust, Inc.
0.230% due 07/25/2045		975	844
Countrywide Asset-Backed Certificates
0.570% due 08/25/2034		979	910
Credit Suisse First Boston Mortgage Securities Corp.
0.775% due 01/25/2032		213	190
Halcyon Structured Asset Management Long/Short Ltd.
0.457% due 08/07/2021		1,307	1,305
Landmark CDO Ltd.
0.506% due 07/15/2018		9	9
Long Beach Mortgage Loan Trust
0.730% due 10/25/2034		49	46
Panhandle-Plains Higher Education Authority, Inc.
1.385% due 10/01/2035		1,084	1,103
Residential Asset Mortgage Products Trust
0.680% due 06/25/2035		766	748
Residential Asset Securities Corp. Trust
0.440% due 04/25/2036		1,290	1,244
SLM Student Loan Trust
0.342% due 12/15/2023	EUR	3,162	3,759
0.352% due 06/17/2024		5,814	6,911
World Omni Automobile Lease Securitization Trust
0.200% due 10/09/2015		$1,553	1,553

Total Asset-Backed Securities (Cost $23,937)			22,904

SOVEREIGN ISSUES 1.5%
Autonomous Community of Valencia
4.375% due 07/16/2015	EUR	200	247

Export-Import Bank of Korea
0.980% due 01/14/2017		$1,400	1,405
1.093% due 09/17/2016		8,400	8,444
Hydro-Quebec
0.425% due 09/29/2049 (d)		1,200	895
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2015	EUR	3,800	4,579

Total Sovereign Issues (Cost $16,277)			15,570

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		72,000	0

Total Convertible Preferred Securities (Cost $0)			0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 26.4%
CERTIFICATES OF DEPOSIT 2.1%
Credit Suisse
0.475% due 03/31/2015		$10,600	10,600
Natixis Bank
0.579% due 05/11/2015		11,700	11,701

			22,301

COMMERCIAL PAPER 0.0%
Ford Motor Credit Co.
0.620% due 01/06/2015		500	500

REPURCHASE AGREEMENTS (e) 4.0%			42,791

SHORT-TERM NOTES 10.6%
Fannie Mae
0.071% due 04/27/2015		11,800	11,799
0.076% due 05/01/2015		2,300	2,299
0.081% due 05/01/2015		1,500	1,500
Federal Home Loan Bank
0.025% due 01/09/2015		7,000	7,000
0.051% due 02/12/2015		35,100	35,098
0.091% due 05/18/2015 - 05/19/2015		5,300	5,299
0.132% due 02/25/2011		7,000	6,999
Freddie Mac
0.071% due 03/25/2015 - 04/10/2015		41,100	41,096
Santander Drive Auto Receivables Trust
0.250% due 09/15/2015		2,609	2,609

			113,699

JAPAN TREASURY BILLS 4.9%
(0.001%) due 03/09/2015	JPY	6,270,000	52,347

MEXICO TREASURY BILLS 3.1%
2.985% due 01/08/2015 - 05/14/2015 (b)	MXN	490,111	33,000

SLOVENIA TREASURY BILLS 0.3%
0.932% due 03/12/2015 (b)	EUR	2,600	3,146

U.S. TREASURY BILLS 1.4%
0.056% due 01/08/2015 - 05/28/2015 (b)(g)(i)		$15,319	15,317

Total Short-Term Instruments (Cost $286,758)			283,101

Total Investments in Securities (Cost $733,955)			730,094

	SHARES
INVESTMENTS IN AFFILIATES 30.7%
SHORT-TERM INSTRUMENTS 30.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 30.7%
PIMCO Short-Term Floating NAV Portfolio	626	7
PIMCO Short-Term Floating NAV Portfolio III	33,095,768	328,045

Total Short-Term Instruments (Cost $329,644)		328,052

Total Investments in Affiliates (Cost $329,644)		328,052

Total Investments 98.9% (Cost $1,063,599)		$1,058,146
Financial Derivative Instruments (f)(h) 6.5% (Cost or Premiums, net $(861))		69,896
Other Assets and Liabilities, net (5.4%)		(58,646)

Net Assets 100.0%		$1,069,396

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
GSC	0.170%	12/31/2014	01/02/2015	$1,600	Freddie Mac 4.000% due 03/01/2043	$(1,654)	$1,600	$1,600
BPG	0.120%	12/31/2014	01/02/2015	3,400	U.S. Treasury Notes 2.000% due 08/31/2021	(3,471)	3,400	3,400
DEU	0.100%	12/31/2014	01/02/2015	4,800	U.S. Treasury Bonds 3.125% due 02/15/2043	(4,898)	4,800	4,800
JPS	0.140%	12/31/2014	01/02/2015	3,600	U.S. Treasury Notes 0.750% due 01/15/2017	(3,685)	3,600	3,600
SSB	0.000%	12/31/2014	01/02/2015	1,091	Fannie Mae 2.260% due 10/17/2022	(1,115)	1,091	1,091
TDM	0.150%	12/31/2014	01/02/2015	28,300	U.S. Treasury Notes 1.500% due 08/31/2018	(29,049)	28,300	28,300

Total Repurchase Agreements						$(43,872)	$42,791	$42,791

(1)	Includes accrued interest.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note March Futures	$130.000	02/20/2015	318	$(165)	$(52)

Total Written Options				$ (165)	$(52)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	247	$(21)	$3	$0
90-Day Eurodollar June Futures	Long	06/2016	96	(5)	2	0
90-Day Eurodollar June Futures	Short	06/2017	751	(655)	0	(38)
90-Day Eurodollar September Futures	Long	09/2016	31	7	1	0
E-mini S&P 500 Index March Futures	Long	03/2015	3,972	8,112	0	(4,826)
Euro-BTP Italy Government Bond March Futures	Long	03/2015	93	200	117	0
Euro-Bund 10-Year Bond March Futures	Short	03/2015	23	(33)	0	(1)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	2,466	1,173	544	0

Total Futures Contracts				$8,778	$667	$(4,865)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		$324,300	$(10,124)	$(2,902)	$0	$(340)
Pay	3-Month USD-LIBOR	3.000%	12/17/2024		2,700	179	51	3	0
Pay	28-Day MXN-TIIE	6.770%	11/29/2029	MXN	77,100	110	111	39	0

Total Swap Agreements						$(9,835)	$(2,740)	$42	$(340)

(g)	Securities with an aggregate market value of $10,338 and cash of $17,982 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	JPY	1,547,700		$12,938	$16	$0
	01/2015	NZD	12,816		9,981	0	(16)
	01/2015		$10,672	AUD	12,379	0	(566)
	01/2015		45,127	JPY	5,163,920	27	(2,042)
	01/2015		9,919	NZD	12,641	0	(58)
	02/2015	JPY	2,653,920		$22,174	40	(27)
	02/2015		$562	EUR	448	0	(20)
	03/2015	JPY	7,070,075		$60,864	1,806	0
BPS	01/2015	BRL	4,059		1,555	28	0
	01/2015	MXN	90,300		6,826	710	0
	01/2015		$1,542	BRL	4,059	0	(15)
	02/2015	MXN	72,179		$5,426	545	0
	02/2015		$1,618	MXN	21,926	0	(135)
	03/2015	MXN	31,281		$2,338	225	0
	06/2015		$4,599	EUR	3,431	0	(441)
BRC	01/2015	RUB	2,852		$54	7	0
	02/2015		$366	JPY	40,000	0	(32)
	02/2015		1,065	MXN	15,401	0	(23)
	03/2015		7,325	JPY	800,000	0	(643)
	06/2015	EUR	4,327		$5,761	517	0
CBK	01/2015	AUD	12,595		10,772	490	0
	02/2015	MXN	61,060		4,624	493	0
	02/2015		$4,359	EUR	3,538	0	(76)
	05/2015	MXN	229,355		$15,546	125	0
DUB	01/2015	BRL	3,200		1,205	1	0
	01/2015		$1,244	BRL	3,200	0	(40)
	02/2015	BRL	10,213		$3,861	49	0
	07/2015		3,200		1,179	35	0
FBF	01/2015	JPY	3,610,962		32,395	2,248	0
	06/2015	EUR	11,544		15,365	1,374	0
	06/2015		$3,990	EUR	2,974	0	(386)
GLM	02/2015	EUR	34,446		$42,965	1,265	0
HUS	01/2015	KRW	11,670,909		10,470	0	(148)
	01/2015		$10,618	KRW	11,670,909	0	0
	02/2015	EUR	10,190		$12,393	57	0
	02/2015	MXN	158,452		11,711	991	0
JPM	02/2015		$291	MXN	3,985	0	(21)
	06/2015		2,222	EUR	1,662	0	(208)
MSB	01/2015	BRL	4,059		$1,558	31	0
	01/2015		$1,528	BRL	4,059	0	(1)
	02/2015	GBP	662		$1,034	3	0
	07/2015		$1,478	BRL	4,059	0	(25)
RBC	02/2015		8,366	MXN	114,850	0	(596)
SOG	06/2015		10,456	EUR	7,804	0	(998)
UAG	01/2015	KRW	11,670,909		$10,618	0	0
	01/2015		$10,567	KRW	11,670,909	51	0
	02/2015	KRW	11,670,909		$10,543	0	(100)

Total Forward Foreign Currency Contracts						$11,134	$(6,617)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.000%	06/17/2015	$83,700	$75	$73

Total Purchased Options							$75	$73

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	03/18/2015		$12,700	$(28)	$(9)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015	EUR	900	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		900	(2)	(1)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		1,500	(3)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		1,500	(2)	0
BRC	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		$5,100	(3)	(1)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		5,100	(7)	(1)
CBK	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		4,000	(2)	(1)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		4,000	(5)	(1)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	2,200	(4)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		1,700	(3)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		500	(1)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		800	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		800	(2)	(1)
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		$12,800	(19)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	700	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		700	(2)	0
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		700	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		700	(2)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		700	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		700	(1)	(1)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		700	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		700	(1)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		3,900	(4)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		3,900	(7)	(4)

							$(104)	$(33)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC USD versus JPY	JPY	80.000	02/18/2019	$600	$(34)	$(8)
UAG	Put - OTC USD versus KRW	KRW	1,080.000	01/30/2015	10,470	(52)	(59)
	Call - OTC USD versus KRW		1,132.000	01/30/2015	10,470	(54)	(29)

						$(140)	$(96)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor -OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/2020	$1,700	$(15)	$(1)
	Floor -OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	4,900	(44)	(1)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	1,000	(7)	0

						$(66)	$(2)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015	$5,100	$(22)	$(43)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015	5,100	(24)	0
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700%	01/26/2015	28,400	(125)	(4)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015	5,800	(23)	(49)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015	5,800	(31)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	01/07/2015	800	(8)	0
SOG	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	01/07/2015	1,400	(14)	0

							$(247)	$(96)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Put - OTC BNP Paribas Equity Index	$0.000	02/05/2015	$21,000	$(15)	$(15)

Total Written Options					$(572)	$(242)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
HUS	Venezuela Government International Bond	(5.000%	)	06/20/2015	53.467%	$400	$57	$20	$77	$0

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	06/20/2019	1.114%		$2,200	$(40)	$29	$0	$(11)
BPS	General Electric Capital Corp.	1.000%	12/20/2015	0.292%		11,900	(497)	583	86	0
BRC	Italy Government International Bond	1.000%	12/20/2019	1.191%		10,900	11	(105)	0	(94)
CBK	Rosneft Oil Co. Via Rosneft International Finance Ltd.	1.000%	03/20/2015	7.959%		4,600	(35)	(33)	0	(68)
DUB	China Government International Bond	1.000%	09/20/2015	0.165%		1,100	13	(6)	7	0
	China Government International Bond	1.000%	09/20/2016	0.283%		1,100	12	2	14	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%		1,900	(31)	26	0	(5)
	Italy Government International Bond	1.000%	06/20/2019	1.114%		700	(13)	10	0	(3)
	Mexico Government International Bond	1.000%	12/20/2015	0.412%		12,400	(6)	81	75	0
	Prudential Financial, Inc.	1.000%	09/20/2015	0.063%		7,700	90	(35)	55	0
GST	Mexico Government International Bond	1.000%	09/20/2015	0.370%		4,500	33	(11)	22	0
	Michigan State General Obligation Notes, Series 2003	0.440%	03/20/2018	0.355%		1,400	0	4	4	0
HUS	Italy Government International Bond	1.000%	03/20/2019	1.069%		1,900	(32)	27	0	(5)
	U.S. Treasury Notes	0.250%	09/20/2016	0.106%	EUR	12,200	(311)	349	38	0
JPM	Italy Government International Bond	1.000%	12/20/2019	1.191%		$7,400	4	(68)	0	(64)
MYC	Italy Government International Bond	1.000%	03/20/2019	1.069%		1,100	(18)	15	0	(3)
RYL	Indonesia Government International Bond	1.000%	12/20/2015	0.318%		10,300	(128)	200	72	0

							$(948)	$1,068	$373	$(253)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$193	$0	$3	$3	$0
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015	94	11	(12)	0	(1)
	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	386	0	5	5	0
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	4,324	544	(559)	0	(15)

					$555	$(563)	$8	$(16)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	1-Year BRL-CDI	13.060%	01/02/2018	BRL	13,600	$26	$19	$45	$0
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	200	3	(2)	1	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		100	1	7	8	0
	Pay	1-Year BRL-CDI	13.060%	01/02/2018	BRL	59,200	107	91	198	0
GLM	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044	GBP	500	(1)	12	11	0
	Pay	1-Month GBP-UKRPI	3.510%	12/15/2044		300	0	19	19	0
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		100	1	7	8	0

							$137	$153	$290	$0

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BPS	Receive	S&P 500 Total Return Index	74,948	3-Month USD-LIBOR plus a specified spread	04/28/2015	$253,625		$28,568	$28,568	$0
DUB	Receive	S&P 500 Total Return Index	100,775	3-Month USD-LIBOR plus a specified spread	03/31/2015	338,669		41,049	41,049	0

								$69,617	$69,617	$0

Total Swap Agreements							$(199)	$70,295	$70,365	$(269)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(i)	Securities with an aggregate market value of $3,105 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$21,079	$0	$21,079
Corporate Bonds & Notes
Banking & Finance	0	130,448	0	130,448
Industrials	0	63,724	0	63,724
Utilities	0	35,020	0	35,020
U.S. Government Agencies	0	68,297	0	68,297
U.S. Treasury Obligations	0	35,098	0	35,098
Mortgage-Backed Securities	0	53,469	1,384	54,853
Asset-Backed Securities	0	22,904	0	22,904
Sovereign Issues	0	15,570	0	15,570
Short-Term Instruments
Certificates of Deposit	0	22,301	0	22,301
Commercial Paper	0	500	0	500
Repurchase Agreements	0	42,791	0	42,791
Short-Term Notes	0	113,699	0	113,699
Japan Treasury Bills	0	52,347	0	52,347
Mexico Treasury Bills	0	33,000	0	33,000
Slovenia Treasury Bills	0	3,146	0	3,146
U.S. Treasury Bills	0	15,317	0	15,317
	$0	$728,710	$1,384	$730,094

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$328,052	$0	$0	$328,052

Total Investments	$328,052	$728,710	$1,384	$1,058,146

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	667	42	0	709
Over the counter	0	81,572	0	81,572
	$667	$81,614	$0	$82,281

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,865)	(392)	0	(5,257)
Over the counter	0	(7,114)	(14)	(7,128)

	$(4,865)	$(7,506)	$(14)	$(12,385)

Totals	$323,854	$802,818	$1,370	$1,128,042

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Long Duration Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.5%
BANK LOAN OBLIGATIONS 0.4%
H.J. Heinz Co.
3.500% due 06/05/2020		$2,565	$2,555

Total Bank Loan Obligations (Cost $2,560)			2,555

CORPORATE BONDS & NOTES 49.4%
BANKING & FINANCE 14.4%
American International Group, Inc.
4.500% due 07/16/2044		3,000	3,183
Aviation Loan Trust
2.351% due 12/15/2022		1,271	1,193
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	1,000	1,231
6.000% due 01/22/2020		$1,300	1,394
Banco Santander Chile
3.875% due 09/20/2022		2,200	2,184
Bank of America Corp.
4.100% due 07/24/2023		300	316
4.125% due 01/22/2024		3,100	3,259
6.250% due 09/05/2024 (b)		2,000	1,987
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.850% due 09/08/2021		1,800	1,778
Barclays Bank PLC
7.625% due 11/21/2022		1,300	1,424
10.179% due 06/12/2021		740	996
Bear Stearns Cos. LLC
7.250% due 02/01/2018		700	807
BNP Paribas S.A.
5.186% due 06/29/2015 (b)		700	702
BPCE S.A.
4.500% due 03/15/2025		900	881
4.625% due 07/11/2024		1,200	1,167
Carlyle Holdings Finance LLC
5.625% due 03/30/2043		1,100	1,282
Citigroup, Inc.
6.125% due 08/25/2036		400	478
6.625% due 06/15/2032		600	750
8.125% due 07/15/2039		3,500	5,376
CME Group, Inc.
5.300% due 09/15/2043		1,200	1,460
Credit Agricole S.A.
7.875% due 01/23/2024 (b)		800	816
Credit Suisse Group AG
7.500% due 12/11/2023 (b)		800	834
Fidelity National Financial, Inc.
5.500% due 09/01/2022		2,800	3,055
FMR LLC
4.950% due 02/01/2033		2,000	2,225
5.150% due 02/01/2043		2,000	2,288
General Electric Capital Corp.
6.750% due 03/15/2032		2,900	3,972
6.875% due 01/10/2039		1,200	1,703
Goldman Sachs Group, Inc.
3.850% due 07/08/2024		1,400	1,438
4.000% due 03/03/2024		3,400	3,534
5.700% due 05/10/2019 (b)		1,400	1,421
5.750% due 01/24/2022		2,500	2,895
HBOS PLC
6.750% due 05/21/2018		1,900	2,122
HSBC Holdings PLC
6.375% due 09/17/2024 (b)		1,800	1,820
6.500% due 09/15/2037		1,500	1,934
HSBC USA Capital Trust
7.808% due 12/15/2026		350	353
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		3,000	3,164
JPMorgan Chase & Co.
5.000% due 07/01/2019 (b)		2,400	2,360
5.500% due 10/15/2040		600	721
Lloyds Banking Group PLC
7.500% due 06/27/2024 (b)		634	647
MetLife, Inc.
10.750% due 08/01/2069		2,000	3,260

Morgan Stanley
3.875% due 04/29/2024	3,600	3,701
Navient Corp.
5.625% due 08/01/2033	1,000	758
Pacific Life Insurance Co.
9.250% due 06/15/2039	1,200	1,899
Prudential Financial, Inc.
4.600% due 05/15/2044	1,500	1,587
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (b)	1,900	2,223
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022	1,000	891
Wells Fargo & Co.
3.300% due 09/09/2024	2,000	2,015
5.606% due 01/15/2044	200	236
Wells Fargo Bank N.A.
5.850% due 02/01/2037	750	950
6.600% due 01/15/2038	400	556
Weyerhaeuser Co.
7.375% due 03/15/2032	3,200	4,272

		91,498

INDUSTRIALS 23.2%
21st Century Fox America, Inc.
6.150% due 02/15/2041	2,500	3,193
AbbVie, Inc.
4.400% due 11/06/2042	3,100	3,211
Actavis, Inc.
3.250% due 10/01/2022	2,900	2,828
Altria Group, Inc.
9.250% due 08/06/2019	89	114
9.950% due 11/10/2038	933	1,601
America Movil S.A.B. de C.V.
3.125% due 07/16/2022	900	890
American Airlines Pass-Through Trust
4.375% due 04/01/2024	800	804
Amgen, Inc.
4.950% due 10/01/2041	3,114	3,350
6.900% due 06/01/2038	1,600	2,127
Anadarko Petroleum Corp.
7.950% due 06/15/2039	1,800	2,458
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	900	1,188
Anthem, Inc.
4.650% due 01/15/2043	1,600	1,672
Apple, Inc.
3.850% due 05/04/2043	1,300	1,304
Barrick International Barbados Corp.
6.350% due 10/15/2036	600	613
Becton Dickinson and Co.
3.734% due 12/15/2024	1,400	1,444
Boston Scientific Corp.
7.375% due 01/15/2040	2,000	2,691
Cameron International Corp.
5.950% due 06/01/2041	1,300	1,443
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	650	341
Comcast Corp.
6.400% due 05/15/2038	50	67
6.500% due 11/15/2035	200	269
6.550% due 07/01/2039	2,000	2,741
6.950% due 08/15/2037	700	989
7.050% due 03/15/2033	600	837
COX Communications, Inc.
8.375% due 03/01/2039	1,600	2,295
CVS Pass-Through Trust
4.704% due 01/10/2036	3,415	3,663
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	2,600	3,850
Devon Financing Corp. LLC
7.875% due 09/30/2031	400	547
Discovery Communications LLC
4.950% due 05/15/2042	3,700	3,853
Domtar Corp.
6.750% due 02/15/2044	1,500	1,704
Dow Chemical Co.
9.400% due 05/15/2039	100	163
Ecopetrol S.A.
7.375% due 09/18/2043	3,300	3,572
Enbridge, Inc.
4.500% due 06/10/2044	1,500	1,300
Encana Corp.
6.500% due 08/15/2034	2,000	2,177

Energy Transfer Partners LP
6.625% due 10/15/2036	500	565
7.500% due 07/01/2038	400	498
Enterprise Products Operating LLC
4.450% due 02/15/2043	2,600	2,579
5.100% due 02/15/2045	2,200	2,375
5.750% due 03/01/2035	200	231
Ford Motor Co.
4.750% due 01/15/2043	1,100	1,165
7.450% due 07/16/2031	2,200	2,995
Freeport-McMoRan, Inc.
5.450% due 03/15/2043	500	474
Goldcorp, Inc.
5.450% due 06/09/2044	1,600	1,613
GTL Trade Finance, Inc.
5.893% due 04/29/2024	792	766
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038	1,500	1,736
Kraft Foods Group, Inc.
6.500% due 02/09/2040	800	1,032
Masco Corp.
7.750% due 08/01/2029	2,400	2,772
Medtronic, Inc.
4.625% due 03/15/2045	2,100	2,286
Mid-America Apartments LP
3.750% due 06/15/2024	1,500	1,508
NBCUniversal Media LLC
6.400% due 04/30/2040	1,100	1,479
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	2,750	2,423
Newmont Mining Corp.
6.250% due 10/01/2039	600	611
ONEOK Partners LP
6.200% due 09/15/2043	2,000	2,201
Oracle Corp.
4.500% due 07/08/2044	1,500	1,633
Petrobras International Finance Co. S.A.
6.875% due 01/20/2040	2,600	2,419
7.875% due 03/15/2019	1,700	1,798
Pfizer, Inc.
7.200% due 03/15/2039	670	977
Philip Morris International, Inc.
3.600% due 11/15/2023	700	732
Pride International, Inc.
7.875% due 08/15/2040	200	242
QVC, Inc.
5.950% due 03/15/2043	2,100	2,212
Reynolds American, Inc.
6.150% due 09/15/2043	3,000	3,492
Rockies Express Pipeline LLC
6.875% due 04/15/2040	1,200	1,287
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017	1,000	949
SABMiller Holdings, Inc.
4.950% due 01/15/2042	1,500	1,696
SES S.A.
5.300% due 04/04/2043	1,800	2,007
Southern Copper Corp.
5.250% due 11/08/2042	1,000	898
Suncor Energy, Inc.
6.500% due 06/15/2038	200	247
6.850% due 06/01/2039	800	1,025
Teck Resources Ltd.
6.000% due 08/15/2040	1,300	1,172
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	100	126
8.375% due 06/15/2032	2,400	3,162
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	600	745
Thermo Fisher Scientific, Inc.
3.150% due 01/15/2023	1,800	1,768
Thomson Reuters Corp.
5.650% due 11/23/2043	3,500	4,060
Time Warner Cable, Inc.
5.500% due 09/01/2041	1,797	2,096
5.875% due 11/15/2040	400	479
6.550% due 05/01/2037	2,000	2,583
Time Warner, Inc.
4.650% due 06/01/2044	200	209
6.250% due 03/29/2041	100	125
6.500% due 11/15/2036	2,469	3,151
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	100	118
7.250% due 08/15/2038	300	403
Transocean, Inc.
7.500% due 04/15/2031	1,000	925

Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	742	803
United Airlines Pass-Through Trust
4.000% due 10/11/2027	1,000	1,015
UnitedHealth Group, Inc.
6.625% due 11/15/2037	1,300	1,781
Vale Overseas Ltd.
6.250% due 01/23/2017	200	214
6.875% due 11/10/2039	2,800	2,996
Vessel Management Services, Inc.
3.432% due 08/15/2036	2,188	2,249
Viacom, Inc.
5.250% due 04/01/2044	1,400	1,486
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	1,100	1,305
6.200% due 04/15/2038	900	1,210
Williams Cos., Inc.
7.500% due 01/15/2031	1,361	1,448
8.750% due 03/15/2032	137	160
Williams Partners LP
4.900% due 01/15/2045	1,500	1,410

		147,421

UTILITIES 11.8%
Anadarko Finance Co.
7.500% due 05/01/2031	900	1,187
Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,878
7.000% due 04/01/2038	100	140
AT&T, Inc.
4.350% due 06/15/2045	210	199
4.800% due 06/15/2044	900	921
5.350% due 09/01/2040	3,618	3,932
6.550% due 02/15/2039	600	742
Berkshire Hathaway Energy Co.
5.950% due 05/15/2037	400	499
6.500% due 09/15/2037	1,600	2,101
British Telecommunications PLC
9.625% due 12/15/2030	600	944
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	1,382	1,500
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	1,500	1,555
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	559
Delmarva Power & Light Co.
3.500% due 11/15/2023	2,900	3,024
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	950
Enable Midstream Partners LP
5.000% due 05/15/2044	3,000	2,836
Entergy Arkansas, Inc.
5.660% due 02/01/2025	1,500	1,504
FirstEnergy Corp.
7.375% due 11/15/2031	400	485
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	900
Indiana Michigan Power Co.
6.050% due 03/15/2037	500	631
Koninklijke KPN NV
8.375% due 10/01/2030	2,400	3,383
Majapahit Holding BV
7.750% due 01/20/2020	900	1,046
NGPL PipeCo LLC
7.768% due 12/15/2037	1,300	1,352
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,493
Pacific Gas & Electric Co.
5.400% due 01/15/2040	200	237
6.050% due 03/01/2034	3,201	4,088
PacifiCorp
6.000% due 01/15/2039	1,300	1,716
Petroleos Mexicanos
5.500% due 06/27/2044	4,000	4,100
6.500% due 06/02/2041	1,000	1,152
Plains All American Pipeline LP
6.650% due 01/15/2037	100	125
Progress Energy, Inc.
7.750% due 03/01/2031	400	581
Shell International Finance BV
3.625% due 08/21/2042	1,100	1,051
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,388

Southern California Edison Co.
5.625% due 02/01/2036	200	253
6.000% due 01/15/2034	300	391
Telefonica Europe BV
8.250% due 09/15/2030	2,500	3,484
Verizon Communications, Inc.
4.862% due 08/21/2046	3,040	3,130
5.012% due 08/21/2054	11,500	11,950
6.400% due 09/15/2033	1,964	2,423
6.550% due 09/15/2043	900	1,155
Virginia Electric and Power Co.
8.875% due 11/15/2038	1,000	1,680
Vodafone Group PLC
4.375% due 02/19/2043	500	489
6.150% due 02/27/2037	1,200	1,453

		74,607

Total Corporate Bonds & Notes (Cost $294,373)		313,526

MUNICIPAL BONDS & NOTES 4.9%
CALIFORNIA 1.9%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,300	1,904
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039	400	593
7.500% due 04/01/2034	600	893
7.550% due 04/01/2039	1,000	1,544
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.300% due 06/01/2037	170	139
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	150	216
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	2,128
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	100	139
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	1,600	2,189
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	2,000	2,086

		11,831

GEORGIA 0.7%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,957	3,923
6.655% due 04/01/2057	700	923

		4,846

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,500	2,969

MICHIGAN 0.2%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	1,000	1,213

NEVADA 0.2%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	1,200	1,309
7.100% due 06/01/2039	200	231

		1,540

NEW JERSEY 0.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	558

NEW YORK 0.8%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	400	533
6.814% due 11/15/2040	1,400	1,938
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	1,000	1,246

New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	1,200	1,583

		5,300

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	300	342

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,700	2,565
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	82

		2,647

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	95	82

Total Municipal Bonds & Notes (Cost $26,844)		31,328

U.S. GOVERNMENT AGENCIES 10.8%
Fannie Mae
0.000% due 06/01/2017 (f)	2,400	2,344
0.370% due 10/27/2037	400	394
3.980% due 07/01/2021	2,500	2,730
5.625% due 04/17/2028	100	128
6.000% due 04/18/2036	900	960
6.250% due 05/15/2029	2,200	3,069
Fannie Mae Strips
0.000% due 05/15/2030 - 11/15/2030	20,000	12,066
Financing Corp.
0.000% due 12/27/2018	5,200	4,865
8.600% due 09/26/2019	1,470	1,913
Freddie Mac
5.000% due 04/15/2038	249	270
6.250% due 07/15/2032 (h)	500	732
6.750% due 03/15/2031	2,800	4,217
Freddie Mac Strips
0.000% due 03/15/2031	1,100	646
Ginnie Mae
3.500% due 11/20/2044	1,317	1,246
5.500% due 10/20/2037	445	547
Israel Government AID Bond
5.500% due 09/18/2023 - 09/18/2033	8,400	10,581
Residual Funding Corp. Strips
0.000% due 10/15/2020 - 01/15/2030	12,300	9,241
Resolution Funding Corp. Strips
0.000% due 01/15/2030 - 04/15/2030	2,300	1,481
Small Business Administration
5.290% due 12/01/2027	267	295
Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,484
4.875% due 01/15/2048	1,900	2,279
5.250% due 09/15/2039	900	1,150
5.375% due 04/01/2056	1,200	1,586
5.880% due 04/01/2036	3,000	4,106

Total U.S. Government Agencies (Cost $59,301)		68,330

U.S. TREASURY OBLIGATIONS 25.1%
U.S. Treasury Bonds (d)
2.750% due 08/15/2042	14,200	14,211
3.125% due 11/15/2041 (f)	19,500	21,075
3.125% due 02/15/2043 (f)	15,700	16,874
3.375% due 05/15/2044	11,500	12,959
3.625% due 02/15/2044 (f)	16,500	19,438
3.750% due 11/15/2043 (f)(h)	3,900	4,693
4.375% due 11/15/2039 (f)	9,600	12,597
4.500% due 08/15/2039	8,700	11,606
U.S. Treasury Inflation Protected Securities (a)
1.375% due 02/15/2044 (f)	10,290	11,700
U.S. Treasury Strips
0.000% due 05/15/2032	1,100	692
0.000% due 11/15/2032	7,400	4,584
0.000% due 08/15/2033	2,500	1,515
0.000% due 11/15/2033	500	301
0.000% due 05/15/2034	600	356
0.000% due 11/15/2034	200	117
0.000% due 11/15/2039	1,700	859
0.000% due 08/15/2040 (d)	18,800	9,270
0.000% due 11/15/2040 (d)	25,200	12,375
0.000% due 08/15/2042	2,600	1,191
0.000% due 05/15/2043	6,800	3,037

Total U.S. Treasury Obligations (Cost $139,413)		159,450

MORTGAGE-BACKED SECURITIES 1.6%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035		1,200	1,413
Citigroup Mortgage Loan Trust, Inc.
2.622% due 03/25/2034		181	180
DBUBS Mortgage Trust
1.512% due 07/12/2044		1,671	1,708
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037		1,900	1,921
5.444% due 03/10/2039		300	320
IndyMac Mortgage Loan Trust
0.350% due 07/25/2047		213	165
JPMorgan Chase Commercial Mortgage Securities Trust
4.106% due 07/15/2046		1,200	1,284
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		1,428	1,571
Structured Asset Mortgage Investments Trust
0.360% due 07/25/2046		98	79
0.390% due 05/25/2036		184	138
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		1,300	1,419

Total Mortgage-Backed Securities (Cost $9,842)			10,198

ASSET-BACKED SECURITIES 0.0%
SLM Student Loan Trust
1.734% due 04/25/2023		302	311

Total Asset-Backed Securities (Cost $298)			311

SOVEREIGN ISSUES 3.2%
Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		800	852
Colombia Government International Bond
6.125% due 01/18/2041		1,200	1,446
Hydro-Quebec
6.500% due 02/15/2035	CAD	6,400	8,094
Mexico Government International Bond
5.950% due 03/19/2019		$2,800	3,175
6.050% due 01/11/2040		1,200	1,474
Province of Ontario
5.600% due 06/02/2035	CAD	3,200	3,731
Qatar Government International Bond
6.400% due 01/20/2040		$1,300	1,654

Total Sovereign Issues (Cost $21,070)			20,426

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc.		463	26

Total Common Stocks (Cost $14)			26

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%			371

Total Short-Term Instruments (Cost $371)			371

Total Investments in Securities (Cost $554,086)			606,521

INVESTMENTS IN AFFILIATES 17.3%
SHORT-TERM INSTRUMENTS 17.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.3%
PIMCO Short-Term Floating NAV Portfolio		1,997	20
PIMCO Short-Term Floating NAV Portfolio III		11,050,104	109,529

Total Short-Term Instruments (Cost $110,062)	109,549

Total Investments in Affiliates (Cost $110,062)	109,549

Total Investments 112.8% (Cost $664,148)	$716,070
Financial Derivative Instruments (e)(g) (0.7%) (Cost or Premiums, net $(505))	(4,784)
Other Assets and Liabilities, net (12.1%)	(76,417)

Net Assets 100.0%	$634,869

Notes to Schedule of Investments (amounts In thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$371	Fannie Mae 2.260% due 10/17/2022	$(380)	$371	$371

Total Repurchase Agreements						$(380)	$371	$371

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.350%	12/11/2014	01/12/2015	$(852)	$(852)

Total Reverse Repurchase Agreements					$(852)

Sale-buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.270%	12/03/2014	01/14/2015	$(4,834)	$(4,842)
	0.300%	12/03/2014	01/05/2015	(14,527)	(14,535)
	0.390%	12/15/2014	01/09/2015	(8,665)	(8,672)
	0.450%	12/17/2014	01/09/2015	(5,510)	(5,511)
GSC	0.350%	12/12/2014	01/23/2015	(8,656)	(8,674)
	0.360%	12/10/2014	01/09/2015	(19,203)	(19,221)
	0.370%	12/11/2014	01/09/2015	(4,046)	(4,049)
	0.420%	12/16/2014	01/07/2015	(4,089)	(4,092)
	0.430%	12/16/2014	01/16/2015	(2,798)	(2,799)
	0.450%	12/19/2014	01/08/2015	(4,935)	(4,938)
MSC	0.220%	11/18/2014	01/20/2015	(15,343)	(15,373)
TDM	0.200%	11/14/2014	01/14/2015	(12,803)	(12,822)
	0.290%	12/02/2014	01/05/2015	(1,441)	(1,441)
	0.390%	12/12/2014	01/09/2015	(1,709)	(1,709)

Total Sale-Buyback Transactions					$(108,678)

(2)	The average amount of borrowings while outstanding during the period ended December 31, 2014 was $54,461 at a weighted average interest rate of 0.166%.
(3)	Payable for sale-buyback transactions includes $85 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	6.000%	01/01/2045	$1,000	$(1,133)	$(1,134)

Total Short Sales				$(1,133)	$(1,134)

(d)	Securities with an aggregate market value of $112,051 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Long	06/2016	568	$51	$14	$0
90-Day Eurodollar June Futures	Short	06/2017	568	(161)	0	(28)
E-mini S&P 500 Index March Futures	Long	03/2015	3,036	5,868	0	(3,689)
S&P 500 Index March Futures	Long	03/2015	503	4,898	0	(3,056)
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	139	253	39	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2015	109	498	38	0

Total Futures Contracts				$11,407	$91	$(6,773)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-23 5-Year Index	1.000%	12/20/2019	$62,500	$1,018	$(31)	$5	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/18/2024		$2,100	$(93)	$(80)	$0	$(2)
Pay	28-Day MXN-TIIE	8.300%	02/07/2019	MXN	26,800	228	(49)	4	0

						$135	$(129)	$4	$(2)

Total Swap Agreements						$1,153	$(160)	$9	$(2)

(f)	Securities with an aggregate market value of $28,844 and cash of $764 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015		$3,330	JPY	399,300	$4	$0
	02/2015	JPY	399,300		$3,330	0	(4)
BRC	02/2015		$130	MXN	1,900	0	(1)
CBK	01/2015		5,341	EUR	4,358	0	(68)
	02/2015	EUR	4,358		$5,343	68	0
	03/2015	CAD	12,320		10,752	162	0
FBF	01/2015	JPY	399,300		3,374	41	0
JPM	01/2015	EUR	4,358		5,405	131	0
	02/2015	MXN	311		22	0	0
	02/2015		$263	MXN	3,711	0	(12)

Total Forward Foreign Currency Contracts						$406	$(85)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	$3,500	$308	$176
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	5,400	454	271
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	08/17/2017	3,600	317	181

							$1,079	$628

Total Purchased Options							$1,079	$628

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015	$21,500	$(31)	$(1)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	TBD	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$4,300	$(39)	$(1)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	$7,700	$(320)	$(189)
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.750%	01/05/2015	21,600	(60)	(20)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250%	01/05/2015	21,600	(67)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	11,700	(469)	(287)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	2,900	(13)	(25)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	2,900	(16)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500%	08/17/2017	7,800	(324)	(191)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	24,300	(117)	(206)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	24,300	(128)	(14)

							$(1,514)	$(934)

Total Written Options							$(1,584)	$(936)

Swap Agreements:

Total return Swaps on Indices

								Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Unrealized Appreciation	Asset	Liability
BOA	Receive	S&P 500 Total Return Index	14,597	3-Month USD-LIBOR plus a specified spread	03/13/2015	$53,133	$1,878	$1,878	$0

Total Swap Agreements							$1,878	$1,878	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(h)	Securities with an aggregate market value of $311 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$2,555	$0	$2,555
Corporate Bonds & Notes
Banking & Finance	0	91,498	0	91,498
Industrials	0	146,406	1,015	147,421
Utilities	0	74,607	0	74,607
Municipal Bonds & Notes
California	0	11,831	0	11,831
Georgia	0	4,846	0	4,846
Illinois	0	2,969	0	2,969
Michigan	0	1,213	0	1,213
Nevada	0	1,540	0	1,540
New Jersey	0	558	0	558
New York	0	5,300	0	5,300
North Carolina	0	342	0	342
Ohio	0	2,647	0	2,647
West Virginia	0	82	0	82
U.S. Government Agencies	0	68,330	0	68,330
U.S. Treasury Obligations	0	159,450	0	159,450
Mortgage-Backed Securities	0	10,198	0	10,198
Asset-Backed Securities	0	311	0	311
Sovereign Issues	0	20,426	0	20,426
Common Stocks
Financials	26	0	0	26
Short-Term Instruments
Repurchase Agreements	0	371	0	371
	$26	$605,480	$1,015	$606,521

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$109,549	$0	$0	$109,549

Total Investments	$109,575	$605,480	$1,015	$716,070

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(1,134)	0	(1,134)
U.S. Treasury Obligations	0	0	0	0
	$0	$(1,134)	$0	$(1,134)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	91	9	0	100
Over the counter	0	2,912	0	2,912
	$91	$2,921	$0	$3,012

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,773)	(2)	0	(6,775)
Over the counter	0	(1,021)	0	(1,021)
	$(6,773)	$(1,023)	$0	$(7,796)

Totals	$102,893	$606,244	$1,015	$710,152

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Tax Managed Real Return Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.5%
MUNICIPAL BONDS & NOTES 98.9%
ARIZONA 0.9%
Arizona Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2016	$300	$314
Mesa, Arizona Revenue Bonds, (FGIC Insured), Series 2002
5.250% due 07/01/2017	95	105
Mesa, Arizona Revenue Bonds, (FGIC/NPFGC Insured), Series 2002
5.250% due 07/01/2017	155	172

		591

CALIFORNIA 7.1%
California State Department of Water Resources Power Supply Revenue Bonds, Series 2010
5.000% due 05/01/2022	350	416
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2022	250	267
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	1,450	1,654
Los Angeles Department of Airports, California Revenue Bonds, Series 2008
5.000% due 05/15/2019	500	569
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	250	290
Orange County, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2016	20	21
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.500% due 05/01/2021	55	67
Southern California Public Power Authority Revenue Notes, Series 2011
5.000% due 07/01/2019	500	583
University of California Revenue Bonds, Series 2012
5.000% due 05/15/2023	520	629

		4,496

FLORIDA 4.3%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	1,000	1,062
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2022	1,000	1,197
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	250	283
Miami-Dade County, Florida Transit System Sales Surtax Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	150	170

		2,712

GEORGIA 1.7%
Atlanta, Georgia Department of Aviation Revenue Notes, Series 2010
5.000% due 01/01/2019	500	572
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.200% due 10/01/2032	500	506

		1,078

ILLINOIS 2.5%
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	337
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.250% due 06/01/2020	1,065	1,244

		1,581

INDIANA 3.3%
Indiana Finance Authority Revenue Notes, Series 2011
5.000% due 10/01/2020	1,000	1,183
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.000% due 02/01/2020	300	342
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	500	588

		2,113

IOWA 0.4%
University of Iowa Facilities Corp. Revenue Notes, Series 2009
5.000% due 06/01/2017	240	264

LOUISIANA 0.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	250	273

MASSACHUSETTS 4.6%
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
1.120% due 01/01/2018	500	516
Massachusetts State College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2024	1,000	1,199
Massachusetts Water Resources Authority Revenue Bonds, Series 2009
5.000% due 08/01/2021	1,000	1,177

		2,892

MICHIGAN 3.3%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	1,000	1,105
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	1,000	1,016

		2,121

MISSISSIPPI 0.7%
Mississippi Development Bank Revenue Notes, Series 2010
5.000% due 08/01/2016	400	428

MISSOURI 5.0%
Missouri Highway & Transportation Commission Revenue Notes, Series 2007
5.000% due 05/01/2017	350	384
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.030% due 09/01/2030	1,200	1,200
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.030% due 02/15/2033	1,000	1,000
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.030% due 02/15/2034	570	570

		3,154

NEBRASKA 1.8%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2011
5.000% due 02/01/2025	1,000	1,158

NEVADA 0.9%
Clark Department of Aviation, Nevada Revenue Notes, Series 2014
5.000% due 07/01/2018	500	564

NEW JERSEY 4.5%
New Jersey Building Authority Revenue Notes, Series 2007
5.000% due 06/15/2016	450	477
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 07/01/2023	1,000	1,164
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2004
5.500% due 12/15/2017	500	559
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 12/15/2016	605	634

		2,834

NEW MEXICO 2.2%
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2014
5.000% due 11/01/2039	750	859
New Mexico State Severance Tax Permanent Fund Revenue Notes, Series 2010
5.000% due 07/01/2017	500	552

		1,411

NEW YORK 19.1%
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	375	394
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2020	700	809
5.250% due 03/01/2021	1,000	1,155
New York City, New York General Obligation Bonds, Series 2012
0.010% due 04/01/2042	1,000	1,000
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
2.554% due 03/01/2027	450	420
New York City, New York Transitional Finance Authority Building Aid Revenue Notes, Series 2009
5.000% due 01/15/2018	300	335
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2002
0.030% due 11/01/2022	750	750

New York City, New York Water & Sewer System Revenue Notes, Series 2011
5.000% due 06/15/2020	500	590
New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2005
5.500% due 07/01/2018	500	575
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2023	750	885
New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 12/15/2019	500	584
New York State Thruway Authority Revenue Notes, Series 2013
5.000% due 05/01/2019	500	573
New York State Urban Development Corp. Revenue Bonds, (AMBAC Insured), Series 2004
5.500% due 03/15/2017	500	552
New York State Urban Development Corp. Revenue Bonds, Series 2010
5.000% due 01/01/2021	1,350	1,572
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 01/01/2019	1,000	1,144
5.000% due 03/15/2019	250	288
Onondaga County, New York Revenue Notes, Series 2011
3.000% due 12/01/2017	450	477

		12,103

NORTH CAROLINA 3.1%
North Carolina Medical Care Commission Revenue Notes, Series 2010
5.000% due 06/01/2018	250	280
5.000% due 07/01/2018	500	561
University of North Carolina at Greensboro Revenue Notes, Series 2014
5.000% due 04/01/2023	930	1,120

		1,961

OHIO 11.0%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2012
5.000% due 02/15/2024	540	630
Greene County, Ohio General Obligation Notes, Series 2010
5.000% due 12/01/2018	125	141
Kent State University, Ohio Revenue Bonds, Series 2012
5.000% due 05/01/2023	600	702
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	400	430
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	500	529
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2002
0.010% due 10/01/2031	400	400
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2013
0.010% due 01/01/2039	400	400
Ohio State Building Authority Revenue Notes, Series 2011
5.000% due 10/01/2019	1,000	1,160
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2020	1,000	1,185
Ohio State Water Development Authority Revenue Notes, Series 2010
5.000% due 12/01/2016	250	271
University of Akron, Ohio Revenue Notes, (AGM Insured), Series 2010
5.000% due 01/01/2019	1,000	1,137

		6,985

OREGON 0.4%
Portland, Oregon Sewer System Revenue Notes, Series 2010
5.000% due 03/01/2019	250	287

PENNSYLVANIA 3.5%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013
5.000% due 12/01/2024	500	586
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2002
0.030% due 07/01/2025	980	980
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2011
0.030% due 07/01/2041	200	200
Philadelphia, Pennsylvania Water & Wastewater Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	400	428

		2,194

SOUTH CAROLINA 0.3%
Lexington County School District No. 1, South Carolina General Obligation Bonds, Series 2001
5.125% due 03/01/2020	200	219

TENNESSEE 1.1%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	595	707

TEXAS 7.5%
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	750	905
Garland Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2012
5.000% due 02/15/2021	1,000	1,198
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014
5.000% due 12/01/2025	500	604
Houston, Texas General Obligation Bonds, Series 2010
5.000% due 03/01/2021	1,000	1,160
Houston, Texas Utility System Revenue Bonds, Series 2011
5.000% due 11/15/2021	750	901

		4,768

VIRGINIA 4.8%
Henrico County, Virginia General Obligation Bonds, Series 2011
3.000% due 08/01/2024	750	786
Virginia Public Building Authority Revenue Notes, Series 2011
5.000% due 08/01/2021	500	600
Virginia Resources Authority Revenue Notes, Series 2009
5.000% due 10/01/2018	150	172
Virginia Resources Authority Revenue Notes, Series 2011
5.000% due 11/01/2020	500	589
Virginia Resources Authority Revenue Notes, Series 2012
5.000% due 11/01/2020	750	892

		3,039

WASHINGTON 4.1%
Pierce County, Washington School District No. 10 Tacoma General Obligation Bonds, Series 2012
5.000% due 12/01/2023	750	926
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2011
5.000% due 02/01/2024	225	262
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2020	1,000	1,169
Washington State General Obligation Notes, Series 2008
5.000% due 01/01/2017	200	217

		2,574

WISCONSIN 0.4%
Milwaukee, Wisconsin General Obligation Notes, Series 2010
5.000% due 02/01/2018	250	280

Total Municipal Bonds & Notes (Cost $60,217)		62,787

SHORT-TERM INSTRUMENTS 7.6%
REPURCHASE AGREEMENTS (b) 0.6%		367

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 7.0%
0.051% due 02/12/2015 - 05/28/2015 (a)(d)	4,418	4,417

Total Short-Term Instruments (Cost $4,784)		4,784

Total Investments in Securities (Cost $65,001)		67,571

Total Investments 106.5% (Cost $65,001)		$67,571
Financial Derivative Instruments (c) (7.5%) (Cost or Premiums, net $122)		(4,740)
Other Assets and Liabilities, net 1.0%		626

Net Assets 100.0%		$63,457

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$367	Fannie Mae 2.260% due 10/17/2022	$(375)	$367	$367

Total Repurchase Agreements						$(375)	$367	$367

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over The Counter

Swap Agreements:

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
BPS	Pay	3-Month USD-CPURNSA Index	1.560%	11/05/2016	$2,000	$0	$(33)	$0	$(33)
BRC	Receive	3-Month USD-CPURNSA Index	2.085%	10/11/2017	3,200	0	(109)	0	(109)
	Receive	3-Month USD-CPURNSA Index	2.037%	12/31/2017	400	0	(12)	0	(12)
	Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	1,250	1	(99)	0	(98)
	Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	5,293	0	(410)	0	(410)
CBK	Receive	3-Month USD-CPURNSA Index	2.575%	08/14/2024	4,000	0	(289)	0	(289)
DUB	Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	600	0	(23)	0	(23)
	Receive	3-Month USD-CPURNSA Index	1.800%	01/17/2016	3,200	(1)	(65)	0	(66)
	Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	600	0	(32)	0	(32)
	Receive	3-Month USD-CPURNSA Index	1.935%	01/20/2017	400	0	(10)	0	(10)
	Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	600	0	(40)	0	(40)
	Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	600	0	(48)	0	(48)
	Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	600	0	(54)	0	(54)
	Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	600	0	(47)	0	(47)
	Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	600	0	(46)	0	(46)
	Pay	3-Month USD-CPURNSA Index	2.283%	11/01/2024	7,300	0	(273)	0	(273)
MYC	Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	6,793	31	(287)	0	(256)
	Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	6,793	31	(397)	0	(366)
	Pay	3-Month USD-CPURNSA Index	1.533%	11/07/2016	8,800	1	(142)	0	(141)
	Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	6,793	31	(570)	0	(539)
	Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	6,793	(13)	(598)	0	(611)
	Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	5,543	35	(469)	0	(434)
	Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	1,500	6	(122)	0	(116)
	Receive	3-Month USD-CPURNSA Index	2.535%	06/05/2023	1,500	0	(120)	0	(120)
	Receive	3-Month USD-CPURNSA Index	2.520%	11/01/2023	6,300	0	(450)	0	(450)
UAG	Receive	3-Month USD-CPURNSA Index	2.215%	01/17/2019	3,000	0	(117)	0	(117)

Total Swap Agreements						$122	$(4,862)	$0	$(4,740)

(d)	Securities with an aggregate market value of $4,417 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$591	$0	$591
California	0	4,496	0	4,496
Florida	0	2,712	0	2,712
Georgia	0	1,078	0	1,078
Illinois	0	1,581	0	1,581
Indiana	0	2,113	0	2,113
Iowa	0	264	0	264
Louisiana	0	273	0	273
Massachusetts	0	2,892	0	2,892
Michigan	0	2,121	0	2,121
Mississippi	0	428	0	428
Missouri	0	3,154	0	3,154
Nebraska	0	1,158	0	1,158
Nevada	0	564	0	564
New Jersey	0	2,834	0	2,834
New Mexico	0	1,411	0	1,411
New York	0	12,103	0	12,103
North Carolina	0	1,961	0	1,961
Ohio	0	6,985	0	6,985
Oregon	0	287	0	287
Pennsylvania	0	2,194	0	2,194
South Carolina	0	219	0	219
Tennessee	0	707	0	707
Texas	0	4,768	0	4,768
Virginia	0	3,039	0	3,039
Washington	0	2,574	0	2,574
Wisconsin	0	280	0	280
Short-Term Instruments
Repurchase Agreements	0	367	0	367
U.S. Treasury Bills	0	4,417	0	4,417

Total Investments	$0	$67,571	$0	$67,571

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(4,740)	$0	$(4,740)

Totals	$0	$62,831	$0	$62,831

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.0%
BANK LOAN OBLIGATIONS 0.9%
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018		$5,758	$5,686
Biomet, Inc.
3.169% due 03/25/2015		9,179	9,156
3.670% due 07/25/2017		33,638	33,537
Chrysler Group LLC
3.500% due 05/24/2017		170,542	170,329
Community Health Systems, Inc.
3.486% due 01/25/2017		91,810	91,425
Crown Castle International Corp.
3.000% due 01/31/2019		985	978
Dell, Inc.
3.750% due 10/29/2018		95,063	94,774
Fresenius SE & Co. KGaA
2.170% due 08/07/2019		988	983
H.J. Heinz Co.
3.250% due 06/07/2019		9,449	9,378
3.500% due 06/05/2020		73,774	73,470
HCA, Inc.
2.669% due 02/02/2016		22,576	22,435
2.669% due 05/02/2016		96,759	96,420
2.919% due 03/31/2017		241,541	240,152
3.005% due 05/01/2018		70,653	70,201
Hertz Corp.
3.500% due 03/11/2018		17,174	16,773
Hologic, Inc.
3.250% due 08/01/2019		7,046	7,021
Huntsman International LLC
2.706% due 04/19/2017		17,319	17,009
Lombard Street CLO PLC
0.500% - 0.581% due 02/28/2023	EUR	12,710	14,361
0.500% - 0.640% due 02/28/2023		$16,926	15,819
0.500% - 1.014% due 02/28/2023	GBP	21,535	31,380
MGM Resorts International
2.919% due 12/20/2017		$14,200	13,987
Novelis, Inc.
3.750% due 03/10/2017		4,974	4,935
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020		5,689	5,630
RPI Finance Trust
2.755% due 11/09/2016		22,798	22,773
3.250% due 05/09/2018		12,711	12,695
3.250% due 11/09/2018		10,383	10,373
Spectrum Brands, Inc.
3.500% due 09/04/2019		6,673	6,611
SunGard Data Systems, Inc.
4.000% due 03/08/2020		16,194	16,073
Valeant Pharmaceuticals International, Inc.
2.420% due 04/20/2016		24,729	24,634
3.500% due 12/11/2019		21,320	21,147
3.500% due 08/05/2020		40,794	40,497

Total Bank Loan Obligations (Cost $1,209,414)			1,200,642

CORPORATE BONDS & NOTES 19.3%
BANKING & FINANCE 15.8%
Abbey National Treasury Services PLC
0.751% due 03/13/2017		1,800	1,801
AerCap Aviation Solutions BV
6.375% due 05/30/2017		1,495	1,588
Ally Financial, Inc.
2.500% due 03/15/2017		274,300	269,917
2.750% due 01/30/2017		173,205	173,098
2.911% due 07/18/2016		255	254
3.125% due 01/15/2016		123,380	124,305
3.500% due 07/18/2016		137,766	139,660
3.500% due 01/27/2019		92,257	91,381
4.625% due 06/26/2015		600,064	605,315
4.750% due 09/10/2018		162,589	168,686
5.500% due 02/15/2017		238,361	250,875
6.250% due 12/01/2017		131,439	142,283
7.500% due 09/15/2020		102,286	120,186
8.000% due 03/15/2020		42,309	50,030
8.300% due 02/12/2015		77,644	78,129

American Express Bank FSB
6.000% due 09/13/2017		188,210	209,955
American Express Centurion Bank
6.000% due 09/13/2017		208,900	232,977
American Express Co.
6.800% due 09/01/2066		320	336
American Express Credit Corp.
0.793% due 03/18/2019		3,700	3,688
American International Group, Inc.
5.050% due 10/01/2015		117,911	121,525
6.250% due 03/15/2087		141,721	159,146
8.175% due 05/15/2068		40,036	54,449
American Tower Corp.
4.625% due 04/01/2015		21,364	21,557
AmSouth Bank
5.200% due 04/01/2015		9,025	9,116
ASB Finance Ltd.
1.383% due 10/23/2015	GBP	8,500	13,329
ASIF
3.000% due 02/17/2017	EUR	6,983	8,815
13.883% due 04/09/2018		7,126,000	5,951
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (f)		$11,000	11,797
Banco do Brasil S.A.
4.500% due 01/22/2015		35,200	35,222
4.500% due 01/20/2016	EUR	50,100	61,684
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		$5,000	5,000
Banco Popolare SC
3.500% due 03/14/2019	EUR	13,600	17,165
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$244,200	248,840
4.500% due 04/06/2015		44,400	44,780
4.625% due 02/13/2017		137,500	143,179
Banco Santander Chile
1.130% due 04/11/2017		900	896
1.831% due 01/19/2016		176,300	177,181
3.750% due 09/22/2015		3,300	3,352
Bank of America Corp.
0.562% due 08/15/2016		2,000	1,985
0.782% due 05/02/2017		1,100	1,091
0.796% due 05/23/2017	EUR	71,800	86,349
0.843% due 08/25/2017		$101,700	101,657
0.919% due 03/28/2018	EUR	74,550	89,167
1.271% due 01/15/2019		$800	812
1.500% due 10/09/2015		17,315	17,391
2.600% due 01/15/2019		21,400	21,579
2.650% due 04/01/2019		9,200	9,277
3.625% due 03/17/2016		5,900	6,069
3.750% due 07/12/2016		14,432	14,957
5.650% due 05/01/2018		34,883	38,784
5.750% due 12/01/2017		49,639	54,887
6.000% due 09/01/2017		30,525	33,682
6.050% due 05/16/2016		400	424
6.400% due 08/28/2017		393,027	438,196
6.500% due 08/01/2016		44,445	47,911
6.875% due 04/25/2018		737,257	847,434
6.875% due 11/15/2018		250	291
7.800% due 09/15/2016		2,000	2,204
8.680% due 05/02/2017		395	427
Bank of America N.A.
0.521% due 06/15/2016		98,360	97,730
0.541% due 06/15/2017		4,400	4,339
0.652% due 05/08/2017		281,000	280,698
0.703% due 11/14/2016		44,800	44,779
5.300% due 03/15/2017		10,750	11,554
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		122,900	134,586
Bank of India
4.750% due 09/30/2015		10,550	10,802
Bank of New York Mellon Corp.
2.400% due 01/17/2017		200	205
Bank of Nova Scotia
1.250% due 04/11/2017		16,100	16,058
Bank One Corp.
4.900% due 04/30/2015		24,260	24,604
Bankia S.A.
0.285% due 01/25/2016	EUR	4,900	5,896
3.500% due 01/17/2019		27,700	36,194
4.250% due 07/05/2016		2,500	3,208
4.375% due 02/14/2017		8,600	11,136
5.750% due 06/29/2016		5,000	6,540
Banque PSA Finance S.A.
3.875% due 01/14/2015		11,300	13,683
Barclays Bank PLC
7.625% due 11/21/2022		$95,700	104,820

7.750% due 04/10/2023		11,600	12,658
10.000% due 05/21/2021	GBP	3,100	6,416
10.179% due 06/12/2021		$310,237	417,567
14.000% due 06/15/2019 (f)	GBP	371,934	763,750
Barclays PLC
8.000% due 12/15/2020 (f)	EUR	6,200	7,846
BB&T Corp.
1.101% due 06/15/2018		$300	303
BBVA Bancomer S.A.
4.500% due 03/10/2016		101,800	105,363
6.500% due 03/10/2021		169,850	184,780
BBVA U.S. Senior S.A.U.
4.664% due 10/09/2015		119,284	122,499
Bear Stearns Cos. LLC
0.621% due 11/21/2016		900	898
6.400% due 10/02/2017		215,525	241,539
Bellsouth Capital Funding Corp.
7.875% due 02/15/2030		150	202
BFC Finance Corp.
7.375% due 12/01/2017		392	410
Blackstone CQP Holdco LP
9.296% due 03/18/2019		107,433	107,378
BNP Paribas S.A.
0.692% due 05/07/2017		92,500	92,422
BPCE S.A.
0.802% due 11/18/2016		400	400
0.873% due 06/17/2017		400,000	400,901
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	5,500	6,823
2.875% due 05/19/2016		3,400	4,206
Caixa Economica Federal
4.250% due 05/13/2019		$100,000	97,750
CaixaBank S.A.
3.250% due 10/05/2015	EUR	5,000	6,188
CIT Group, Inc.
4.250% due 08/15/2017		$124,805	127,613
4.750% due 02/15/2015		45,800	45,877
5.000% due 05/15/2017		64,088	66,652
5.250% due 03/15/2018		50,545	52,820
5.500% due 02/15/2019		86,324	91,342
6.625% due 04/01/2018		5,591	6,087
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950	22,004
CitiFinancial Credit Co.
6.625% due 06/01/2015		10,000	10,227
Citigroup, Inc.
0.752% due 05/01/2017		204,600	204,197
0.764% due 05/31/2017	EUR	65,621	79,000
0.778% due 03/10/2017		$55,335	55,232
1.194% due 07/25/2016		82,305	82,858
1.481% due 02/10/2019	EUR	8,800	10,646
6.125% due 11/21/2017		$27,100	30,241
8.400% due 04/30/2018 (f)		5,000	5,738
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	12,500	17,994
8.375% due 07/26/2016 (f)		$34,700	37,128
8.400% due 06/29/2017 (f)		5,900	6,475
11.000% due 06/30/2019 (f)		231,225	298,165
Corp. Andina de Fomento
8.125% due 06/04/2019		1,740	2,140
Countrywide Financial Corp.
6.250% due 05/15/2016		44,755	47,526
Credit Agricole S.A.
0.785% due 06/12/2017		443,000	443,625
0.814% due 06/02/2017		99,300	99,521
1.625% due 04/15/2016		8,600	8,647
6.500% due 06/23/2021 (f)	EUR	5,500	6,783
7.500% due 06/23/2026 (f)	GBP	7,100	10,861
8.125% due 09/19/2033		$38,680	43,299
Credit Suisse
0.724% due 05/26/2017		297,400	297,213
5.750% due 09/18/2025	EUR	3,900	5,344
6.500% due 08/08/2023		$28,200	31,026
Denali Borrower LLC
5.625% due 10/15/2020		400	417
Deutsche Bank Financial LLC
5.375% due 03/02/2015		19,117	19,256
Eksportfinans ASA
0.736% due 03/09/2015		5,000	4,980
0.890% due 06/16/2015	JPY	2,400,000	20,028
2.000% due 09/15/2015		$29,365	29,436
2.375% due 05/25/2016		55,690	55,960
2.875% due 11/16/2016	CHF	1,100	1,142
5.500% due 05/25/2016		$15,990	16,747
5.500% due 06/26/2017		53,703	57,428

First Tennessee Bank N.A.
5.050% due 01/15/2015		12,843	12,860
FNBC Pass-Through Trust
8.080% due 01/05/2018		114	124
Ford Motor Credit Co. LLC
0.682% due 11/08/2016		59,200	58,966
0.755% due 09/08/2017		161,200	160,196
1.482% due 05/09/2016		30,700	30,977
1.500% due 01/17/2017		19,250	19,157
1.700% due 05/09/2016		18,130	18,204
1.724% due 12/06/2017		4,000	3,974
2.500% due 01/15/2016		40,102	40,567
2.875% due 10/01/2018		1,900	1,935
3.000% due 06/12/2017		9,032	9,273
3.984% due 06/15/2016		42,930	44,475
4.207% due 04/15/2016		54,810	56,760
4.250% due 02/03/2017		18,940	19,899
5.625% due 09/15/2015		112,491	116,106
6.625% due 08/15/2017		5,850	6,526
7.000% due 04/15/2015		307,574	312,902
8.000% due 12/15/2016		202,619	227,035
12.000% due 05/15/2015		170,655	177,412
GE Capital U.K. Funding
5.125% due 03/03/2015	GBP	13,300	20,874
General Electric Capital Corp.
6.375% due 11/15/2067		$41,370	44,473
General Motors Financial Co., Inc.
2.750% due 05/15/2016		28,880	29,403
3.250% due 05/15/2018		16,400	16,461
3.500% due 07/10/2019		42,700	43,647
4.750% due 08/15/2017		38,712	40,922
6.750% due 06/01/2018		10,970	12,451
Glen Meadow Pass-Through Trust
6.505% due 02/12/2067		6,000	5,895
GMAC International Finance BV
7.500% due 04/21/2015	EUR	116,070	142,735
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		$400	449
GSPA Monetization Trust
6.422% due 10/09/2029		21,363	24,410
HBOS PLC
0.779% due 03/21/2017	EUR	37,300	44,862
0.882% due 09/01/2016		1,831	2,211
0.935% due 09/06/2017		$34,650	34,584
0.957% due 09/30/2016		81,090	80,903
6.750% due 05/21/2018		273,366	305,349
Health Care REIT, Inc.
5.875% due 05/15/2015		5,000	5,094
HSBC Finance Corp.
5.000% due 06/30/2015		72,602	74,081
ILFC E-Capital Trust
6.250% due 12/21/2065		10,120	9,766
Industrial Bank of Korea
1.375% due 10/05/2015		40,000	40,203
2.375% due 07/17/2017		2,400	2,437
ING Bank NV
0.933% due 07/03/2017		17,420	17,372
4.000% due 03/15/2016		10,000	10,348
Intercapital PLC
1.950% due 06/28/2015 (g)		6,000	5,994
International Lease Finance Corp.
3.875% due 04/15/2018		4,000	4,008
4.875% due 04/01/2015		152,607	154,000
5.750% due 05/15/2016		56,102	58,311
6.750% due 09/01/2016		199,863	213,354
7.125% due 09/01/2018		44,125	49,530
8.625% due 09/15/2015		301,677	315,252
8.750% due 03/15/2017		75,220	83,494
Intesa Sanpaolo SpA
2.375% due 01/13/2017		60,025	60,583
3.125% due 01/15/2016		90,028	91,489
3.625% due 08/12/2015		7,000	7,096
3.875% due 01/16/2018		17,000	17,712
6.500% due 02/24/2021		7,500	8,688
IPIC GMTN Ltd.
3.125% due 11/15/2015		7,275	7,393
3.750% due 03/01/2017		10,000	10,462
4.875% due 05/14/2016	EUR	1,400	1,788
JPMorgan Chase & Co.
0.752% due 02/15/2017		$9,600	9,581
0.784% due 04/25/2018		392,200	391,620
0.854% due 02/26/2016		11,400	11,426
1.064% due 05/30/2017	GBP	65,350	100,693
5.150% due 10/01/2015		$28,734	29,542
6.000% due 01/15/2018		250	280
6.100% due 10/01/2024 (f)		50,000	50,000

6.750% due 02/01/2024 (f)		100,000	106,125
JPMorgan Chase Bank N.A.
0.571% due 06/13/2016		67,215	66,954
0.654% due 06/02/2017		450,300	448,406
4.375% due 11/30/2021	EUR	11,600	14,772
5.375% due 09/28/2016	GBP	8,200	13,638
6.000% due 10/01/2017		$321,000	356,525
KBC Bank NV
8.000% due 01/25/2023		53,200	59,850
Kilroy Realty LP
5.000% due 11/03/2015		200	206
Korea Development Bank
3.250% due 03/09/2016		9,800	10,040
4.000% due 09/09/2016		20,000	20,903
Korea Finance Corp.
2.250% due 08/07/2017		50,000	50,636
3.250% due 09/20/2016		21,600	22,315
LBG Capital PLC
3.183% due 03/12/2020	EUR	150	180
7.375% due 03/12/2020		3,415	4,411
7.625% due 12/09/2019	GBP	19,420	30,685
7.625% due 10/14/2020	EUR	16,405	21,563
8.000% due 06/15/2020 (f)		$12,759	13,636
8.500% due 12/17/2021 (f)		55,300	60,038
8.875% due 02/07/2020	EUR	1,900	2,575
9.125% due 07/15/2020	GBP	12,033	18,811
15.000% due 12/21/2019		18,300	39,275
15.000% due 12/21/2019	EUR	12,900	23,141
Lloyds Bank PLC
9.875% due 12/16/2021		$1,700	1,955
11.875% due 12/16/2021	EUR	12,600	18,356
12.000% due 12/16/2024 (f)		$1,190,500	1,702,415
13.000% due 12/19/2021	AUD	27,200	25,801
Lloyds Banking Group PLC
7.625% due 06/27/2023 (f)	GBP	28,600	44,642
MetLife, Inc.
7.717% due 02/15/2019		$120	146
Metropolitan Life Global Funding
2.300% due 04/10/2019		29,550	29,692
Morgan Stanley
5.450% due 01/09/2017		130	140
5.550% due 04/27/2017		500	543
6.250% due 08/28/2017		400	445
MUFG Union Bank N.A.
0.632% due 05/05/2017		15,100	15,091
Murray Street Investment Trust
4.647% due 03/09/2017		55,480	58,587
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		165	243
National Westminster Bank PLC
7.875% due 09/09/2015	GBP	10,130	16,476
Nationwide Building Society
4.650% due 02/25/2015		$53,700	53,998
Navient Corp.
4.625% due 09/25/2017		6,140	6,247
4.875% due 06/17/2019		5,000	5,027
5.000% due 04/15/2015		141,033	142,443
5.000% due 12/15/2015 (g)	HKD	16,000	2,105
5.140% due 06/15/2016		$80,000	82,200
5.500% due 01/15/2019		74,475	76,337
6.000% due 01/25/2017		74,389	78,108
6.250% due 01/25/2016		264,407	275,644
8.450% due 06/15/2018		301,246	336,642
8.780% due 09/15/2016	MXN	183,200	12,498
Nomura Holdings, Inc.
5.000% due 03/04/2015		$44,190	44,507
Novo Banco S.A.
3.875% due 01/21/2015	EUR	2,500	3,027
5.875% due 11/09/2015		6,600	8,076
NRAM Covered Bond LLP
5.625% due 06/22/2017		$22,700	24,931
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		91,600	102,528
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		60,000	61,350
7.250% due 12/15/2021		61,300	63,139
Prudential Covered Trust
2.997% due 09/30/2015		1,725	1,750
QNB Finance Ltd.
3.375% due 02/22/2017		20,000	20,625
RCI Banque S.A.
5.625% due 03/13/2015	EUR	7,400	9,041
Regions Financial Corp.
5.750% due 06/15/2015		$2,000	2,042
Rio Oil Finance Trust
6.250% due 07/06/2024		6,400	6,129

6.750% due 01/06/2027		34,500	33,120
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		86,742	87,624
5.050% due 01/08/2015		19,982	19,986
7.648% due 09/30/2031 (f)		15,090	17,655
Royal Bank of Scotland NV
0.832% due 06/08/2015	EUR	3,310	4,005
0.936% due 03/09/2015		$32,729	32,646
Royal Bank of Scotland PLC
0.936% due 08/29/2017		9,000	8,986
4.350% due 01/23/2017	EUR	1,700	2,171
4.375% due 03/16/2016		$34,500	35,685
4.875% due 03/16/2015		8,800	8,868
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		25,000	21,250
6.299% due 05/15/2017		25,000	22,225
Santander Central Hispano Issuances Ltd.
7.250% due 11/01/2015		3,180	3,330
Santander Holdings USA, Inc.
3.000% due 09/24/2015		35,650	36,083
Santander Issuances S.A.U.
5.911% due 06/20/2016		11,040	11,532
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		49,500	49,568
3.781% due 10/07/2015		1,200	1,226
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		61,100	57,266
5.400% due 03/24/2017		10,000	9,363
5.499% due 07/07/2015 (i)		207,030	205,477
Shinhan Bank
4.125% due 10/04/2016		25,000	26,192
SL Green Realty Corp.
4.500% due 12/01/2022		200	204
Springleaf Finance Corp.
5.400% due 12/01/2015		75,966	78,055
5.750% due 09/15/2016		8,090	8,373
6.500% due 09/15/2017		3,200	3,368
6.900% due 12/15/2017		22,220	23,720
State Bank of India
4.500% due 07/27/2015		194,900	198,442
Swedbank AB
1.208% due 11/06/2015	GBP	20,400	31,953
Turkiye Garanti Bankasi A/S
2.731% due 04/20/2016		$85,800	86,014
UBS AG
4.750% due 02/12/2026	EUR	5,000	6,493
5.875% due 12/20/2017		$233	260
7.250% due 02/22/2022		2,750	2,956
7.625% due 08/17/2022		62,300	73,458
VEB-Leasing Via VEB Leasing Investment Ltd.
5.125% due 05/27/2016		10,000	9,100
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		119,000	107,397
Vornado Realty LP
4.250% due 04/01/2015		12,970	12,970
VTB Bank OJSC Via VTB Capital S.A.
6.000% due 04/12/2017		25,000	21,625
6.465% due 03/04/2015		133,900	133,108
Wachovia Capital Trust
5.570% due 02/02/2015 (f)		121,615	118,027
Waha Aerospace BV
3.925% due 07/28/2020		240	252
Wells Fargo & Co.
5.375% due 02/07/2035		240	289
5.900% due 06/15/2024 (f)		97,800	98,778
7.980% due 03/15/2018 (f)		164,300	182,168
Wells Fargo Bank N.A.
0.501% due 06/15/2017		375,000	375,301
6.000% due 11/15/2017		600	673

			22,454,255

INDUSTRIALS 2.2%
AbbVie, Inc.
1.200% due 11/06/2015		55,525	55,699
Alibaba Group Holding Ltd.
2.500% due 11/28/2019		31,000	30,617
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		6,000	6,042
3.750% due 06/28/2017	EUR	200	262
America West Airlines Pass-Through Trust
6.870% due 07/02/2018		$595	619
Anthem, Inc.
1.250% due 09/10/2015		5,500	5,524

Apple, Inc.
2.850% due 05/06/2021		32,800	33,582
AutoZone, Inc.
5.500% due 11/15/2015		10,050	10,461
Baidu, Inc.
2.750% due 06/09/2019		24,600	24,543
Beam Suntory, Inc.
5.375% due 01/15/2016		6,093	6,373
BMW U.S. Capital LLC
0.574% due 06/02/2017		259,400	259,400
Burlington Northern Santa Fe LLC
5.750% due 03/15/2018		3,575	4,010
California Resources Corp.
5.000% due 01/15/2020		26,600	23,208
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		200	235
Cemex S.A.B. de C.V.
7.250% due 01/15/2021		200	210
Centex Corp.
5.250% due 06/15/2015		4,500	4,590
CGG S.A.
7.750% due 05/15/2017		675	582
Chesapeake Energy Corp.
3.250% due 03/15/2016		2,390	2,396
3.481% due 04/15/2019		67,450	66,270
City of Hope
5.623% due 11/15/2043		30,000	36,126
CNH Industrial Capital LLC
3.875% due 11/01/2015		4,750	4,797
CNPC General Capital Ltd.
2.750% due 05/14/2019		54,000	53,689
Computer Sciences Corp.
6.500% due 03/15/2018		2,500	2,797
Con-way, Inc.
7.250% due 01/15/2018		1,800	2,047
ConAgra Foods, Inc.
1.300% due 01/25/2016		8,686	8,688
1.900% due 01/25/2018		13,000	12,923
2.100% due 03/15/2018		1,821	1,817
Continental Airlines Pass-Through Trust
6.820% due 11/01/2019		3,152	3,389
7.707% due 10/02/2022		1,937	2,173
9.000% due 01/08/2018		10,262	11,289
Covidien International Finance S.A.
1.350% due 05/29/2015		800	802
CSN Islands Corp.
6.875% due 09/21/2019		17,900	16,692
CVS Pass-Through Trust
8.353% due 07/10/2031		245	332
D.R. Horton, Inc.
5.250% due 02/15/2015		10,000	10,087
Dell, Inc.
3.100% due 04/01/2016		163	164
Delta Air Lines Pass-Through Trust
7.750% due 06/17/2021		2,830	3,276
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015 ^		5,537	415
Discovery Communications LLC
3.700% due 06/01/2015		600	607
DISH DBS Corp.
4.250% due 04/01/2018		52,407	53,652
4.625% due 07/15/2017		61,431	63,658
7.125% due 02/01/2016		166,962	175,936
7.750% due 05/31/2015		2,000	2,057
7.875% due 09/01/2019		97,512	110,920
Domtar Corp.
9.500% due 08/01/2016		30,670	33,878
EMC Corp.
2.650% due 06/01/2020		200	199
Endo Finance LLC & Endo Finco, Inc.
7.000% due 07/15/2019		200	210
Energy Transfer Partners LP
5.950% due 02/01/2015		15,140	15,190
Enterprise Products Operating LLC
5.000% due 03/01/2015		900	906
ERAC USA Finance LLC
5.600% due 05/01/2015		2,950	2,997
Express Scripts Holding Co.
2.100% due 02/12/2015		14,410	14,428
Fiat Chrysler Finance Europe
6.375% due 04/01/2016	EUR	16,500	20,970
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		$300	304
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015		1,600	1,656

General Motors Co.
8.375% due 07/05/2033		20,000	0
Gerdau Holdings, Inc.
7.000% due 01/20/2020		47,200	51,271
Gilead Sciences, Inc.
4.400% due 12/01/2021		150	166
Hamilton College
4.750% due 07/01/2113		58,970	53,482
Hanson Ltd.
6.125% due 08/15/2016		73,000	77,745
HCA, Inc.
3.750% due 03/15/2019		59,766	59,990
6.375% due 01/15/2015		20,200	20,250
6.500% due 02/15/2016		49,083	51,353
7.190% due 11/15/2015		23,600	24,691
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	10,000	9,922
Hidden Ridge Facility Trustee
5.750% due 01/01/2021		$8,826	9,138
HJ Heinz Co.
4.250% due 10/15/2020		1,300	1,316
Holcim GB Finance Ltd.
8.750% due 04/24/2017	GBP	3,400	6,166
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		$8,000	8,207
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		5,000	5,007
Intel Corp.
4.250% due 12/15/2042		60	62
International Business Machines Corp.
7.000% due 10/30/2025		150	198
KazMunayGas National Co. JSC
11.750% due 01/23/2015		25,000	25,082
KB Home
6.250% due 06/15/2015		17,355	17,572
Lennar Corp.
5.600% due 05/31/2015		44,986	45,773
Marks & Spencer PLC
6.250% due 12/01/2017		2,200	2,426
Masco Corp.
4.800% due 06/15/2015		9,200	9,343
McKesson Corp.
0.638% due 09/10/2015		3,260	3,262
0.950% due 12/04/2015		8,495	8,518
MGM Resorts International
6.625% due 07/15/2015		65,938	67,257
6.875% due 04/01/2016		11,306	11,815
7.500% due 06/01/2016		121,793	128,796
7.625% due 01/15/2017		85,685	92,540
10.000% due 11/01/2016		25,600	28,608
New York Times Co.
5.000% due 03/15/2015		26,930	27,132
Noble Group Ltd.
4.875% due 08/05/2015		4,300	4,381
Northwest Airlines Pass-Through Trust
7.041% due 10/01/2023		9,058	10,507
7.150% due 04/01/2021		936	1,001
Numericable SFR
4.875% due 05/15/2019		50,000	49,750
NXP BV
3.500% due 09/15/2016		400	405
Pactiv LLC
8.125% due 06/15/2017		9,800	10,657
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		600	605
PepsiCo, Inc.
7.000% due 03/01/2029		150	207
Petrobras International Finance Co. S.A.
2.875% due 02/06/2015		31,219	31,094
3.500% due 02/06/2017		19,795	18,952
3.875% due 01/27/2016		261,440	257,205
5.750% due 01/20/2020		48,800	47,204
5.875% due 03/01/2018		38,900	38,082
7.875% due 03/15/2019		152,230	160,963
Pfizer, Inc.
6.200% due 03/15/2019		225	262
Phosagro OAO Via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		1,200	1,050
Pinnacol Assurance
8.625% due 06/25/2034 (g)		15,000	15,893
President and Fellows of Harvard College
6.500% due 01/15/2039		1,000	1,451
Quest Diagnostics, Inc.
5.450% due 11/01/2015		1,900	1,968
Rockies Express Pipeline LLC
3.900% due 04/15/2015		10,000	9,975

Rogers Communications, Inc.
6.750% due 03/15/2015		6,607	6,684
Rohm & Haas Co.
6.000% due 09/15/2017		38,896	43,048
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017		25,300	24,022
Ryland Group, Inc.
5.375% due 01/15/2015		21,900	21,955
SCA Finans AB
4.500% due 07/15/2015		5,250	5,352
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		100	93
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016		2,807	2,888
Tencent Holdings Ltd.
2.000% due 05/02/2017		28,000	27,955
Time Warner Cable, Inc.
5.850% due 05/01/2017		1,600	1,748
Toll Brothers Finance Corp.
5.150% due 05/15/2015		10,000	10,125
Transocean, Inc.
4.950% due 11/15/2015		180,467	180,955
UAL Equipment Trust AB
10.850% due 02/19/2015 ^		1,153	531
UAL Pass-Through Trust
10.400% due 05/01/2018		17,435	19,428
UAL Pass-Through Trust AB
9.200% due 03/29/2049 ^		734	250
10.125% due 03/22/2015 ^		5,050	2,781
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		9,700	1,068
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		2,800	2,660
Whiting Petroleum Corp.
5.000% due 03/15/2019		200	188
Xerox Corp.
4.250% due 02/15/2015		1,200	1,205
Yum! Brands, Inc.
6.250% due 03/15/2018		541	606

			3,065,936

UTILITIES 1.3%
AES Corp.
8.000% due 10/15/2017		1,516	1,706
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		20,000	20,690
BellSouth Corp.
4.182% due 04/26/2021		18,700	18,885
British Telecommunications PLC
2.000% due 06/22/2015		19,084	19,202
8.500% due 12/07/2016	GBP	22,650	39,974
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$35,900	36,798
7.750% due 11/30/2015		1,300	1,340
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		94,000	93,600
Constellation Energy Group, Inc.
4.550% due 06/15/2015		3,900	3,963
Duquesne Light Holdings, Inc.
5.500% due 08/15/2015		10,000	10,272
Entergy Corp.
3.625% due 09/15/2015		19,700	19,984
Exelon Corp.
4.900% due 06/15/2015		17,243	17,553
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		87,000	83,687
5.092% due 11/29/2015		181,870	178,687
5.875% due 06/01/2015	EUR	20,000	24,080
6.212% due 11/22/2016		$55,000	53,213
8.146% due 04/11/2018		9,850	9,801
9.250% due 04/23/2019		55,050	56,399
Intergas Finance BV
6.375% due 05/14/2017		990	1,021
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		14,610	15,170
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		10,000	10,162
Korea Electric Power Corp.
3.000% due 10/05/2015		5,200	5,281
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		2,500	2,539
Majapahit Holding BV
7.250% due 06/28/2017		900	996
8.000% due 08/07/2019		4,600	5,354

Midwest Generation LLC
8.560% due 01/02/2016		21	21
NextEra Energy Capital Holdings, Inc.
7.875% due 12/15/2015		6,000	6,386
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016		59,300	57,468
NRG Energy, Inc.
7.625% due 01/15/2018		800	880
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		60,350	56,729
Petrobras Global Finance BV
1.852% due 05/20/2016		10,838	10,381
2.000% due 05/20/2016		7,406	7,092
2.371% due 01/15/2019		67,917	60,418
2.603% due 03/17/2017		202,650	187,573
3.250% due 03/17/2017		50,716	47,927
Plains All American Pipeline LP
3.950% due 09/15/2015		2,000	2,041
Qtel International Finance Ltd.
3.375% due 10/14/2016		16,100	16,561
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		4,738	5,106
5.832% due 09/30/2016		5,192	5,419
6.750% due 09/30/2019		11,400	13,466
Rosneft Finance S.A.
6.250% due 02/02/2015		29,500	29,411
6.250% due 02/02/2015 (i)		7,000	6,979
6.625% due 03/20/2017		20,240	18,924
7.500% due 07/18/2016		83,120	80,044
7.875% due 03/13/2018		4,300	3,985
Sprint Capital Corp.
6.900% due 05/01/2019		1,800	1,845
Sprint Communications, Inc.
6.000% due 12/01/2016		81,024	84,905
8.375% due 08/15/2017		63,051	68,253
9.125% due 03/01/2017		25,117	27,690
TECO Finance, Inc.
6.750% due 05/01/2015		6,880	7,010
Telecom Italia Capital S.A.
5.250% due 10/01/2015		1,774	1,816
Telecom Italia SpA
5.625% due 12/29/2015	GBP	5,000	8,077
7.375% due 12/15/2017		13,000	22,738
Telefonica Europe BV 6.500%
due 09/18/2018 (f)	EUR	38,200	50,702
Tokyo Electric Power Co., Inc.
4.100% due 05/29/2015	JPY	184,000	1,554
Verizon Communications, Inc.
3.650% due 09/14/2018		$32,200	34,044
4.500% due 09/15/2020		111,700	121,371

			1,777,173

Total Corporate Bonds & Notes (Cost $26,295,306)			27,297,364

MUNICIPAL BONDS & NOTES 6.5%
ALABAMA 0.0%
Alabama Public School & College Authority Revenue Bonds, Series 2010
5.150% due 09/01/2027		25,500	29,760

ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035		13,000	15,091

CALIFORNIA 3.2%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029		120	142
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		63,500	87,450
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049		81,135	114,416
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030		100	128
6.907% due 10/01/2050		74,500	109,099
6.918% due 04/01/2040		60,000	85,127
7.043% due 04/01/2050		145,320	216,242
Burbank, California Electric Revenue Bonds, (BABs), Series 2010
6.323% due 06/01/2040		25,000	30,089
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029		2,255	2,255
6.000% due 06/01/2035		10,000	10,001
6.125% due 06/01/2038		2,000	1,936

California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	78,800	98,753
California State Department of Water Resources Revenue Notes, Series 2012
1.671% due 12/01/2018	5,000	5,001
2.237% due 12/01/2020	22,355	22,330
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	103,745	152,919
7.350% due 11/01/2039	137,640	204,010
7.500% due 04/01/2034	98,502	146,530
7.550% due 04/01/2039	151,002	233,176
California State General Obligation Bonds, (BABs), Series 2010
5.700% due 11/01/2021	5,660	6,711
6.650% due 03/01/2022	2,700	3,342
7.600% due 11/01/2040	302,990	473,067
7.625% due 03/01/2040	25,900	39,782
7.700% due 11/01/2030	27,735	35,024
7.950% due 03/01/2036	172,840	213,843
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	150	152
5.950% due 04/01/2016	3,200	3,414
6.200% due 10/01/2019	4,050	4,745
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	34,355	46,408
8.000% due 03/01/2035	7,070	8,502
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	15,700	19,468
6.484% due 11/01/2041	10,100	13,246
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	20,000
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	6,710	8,148
Contra Costa Community College District, California General Obligation Bonds, (BABs), Series 2010
6.504% due 08/01/2034	35,500	46,153
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	22,000	16,605
5.750% due 06/01/2047	62,100	51,318
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	17,200	22,911
Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	400	406
4.931% due 09/01/2016	500	520
5.395% due 09/01/2017	1,000	1,067
5.845% due 09/01/2018	750	822
6.328% due 09/01/2019	500	560
6.578% due 09/01/2020	1,000	1,142
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.110% due 08/01/2030	4,000	4,565
8.360% due 08/01/2040	9,525	10,949
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	12,100	14,316
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	27,075	39,011
6.750% due 08/01/2049	92,300	137,653
Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	12,625	17,126
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	47,500	59,423
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	98,565	131,069
7.618% due 08/01/2040	300	438
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	29,690	34,450
6.603% due 07/01/2050	88,620	130,270
7.000% due 07/01/2041	1,500	1,845
7.003% due 07/01/2041	6,665	8,034
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	50,100	60,927
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	18,085	22,840
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	40,650	56,681
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	59,600	73,189
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	37,600	47,593
5.813% due 06/01/2040	27,600	34,865
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	9,000	10,384
6.538% due 07/01/2039	41,240	47,661
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	283
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	44,000	54,995
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,100	1,563

Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
5.580% due 02/01/2040	29,530	36,723
6.400% due 02/01/2044	6,000	8,107
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	42,000	50,550
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	33,000	44,253
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	56,400	77,104
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	101,250	138,544
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	14,553
7.021% due 08/01/2040	24,900	28,728
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	24,600	34,997
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	22,100	25,395
7.200% due 08/01/2039	35,000	40,239
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (BABs), Series 2010
6.325% due 08/01/2040	10,000	13,115
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	37,000	42,017
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	37,500	50,746
San Diego Tobacco Settlement Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	43,560	42,560
San Francisco, California City & County Certificates of Participation Bonds, (BABs), Series 2009
6.487% due 11/01/2041	5,300	6,848
San Francisco, California Public Utilities Commission Wastewater Revenue Bonds, (BABs), Series 2010
5.500% due 10/01/2029	9,180	10,888
5.600% due 10/01/2030	9,520	11,428
5.820% due 10/01/2040	19,315	25,211
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	825

San Mateo Union High School District, California General Obligation Bonds, (BABs), Series 2010
6.733% due 09/01/2034	15,745	18,308
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,271
Signal Hill Redevelopment Agency, California Tax Allocation Bonds, (FGIC Insured), Series 2006
5.581% due 10/01/2016	45	45
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	15,200	17,763
Southern California Public Power Authority Revenue Bonds, (BABs), Series 2010
5.921% due 07/01/2035	5,000	6,015
5.943% due 07/01/2040	23,100	28,233
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	1,126
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,140	926
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	13,700	17,623
6.270% due 05/15/2031	4,230	4,788
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	43,175	54,584
6.296% due 05/15/2050	34,500	41,615
University of California Revenue Bonds, Series 2011
0.655% due 07/01/2041	85,000	85,162
0.656% due 07/01/2041	25,000	25,048
University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	4,130	4,307
West Contra Costa Unified School District, California General Obligation Bonds, (BABs), Series 2009
8.460% due 08/01/2034	10,615	12,945

		4,580,680

COLORADO 0.1%
Denver, Colorado City & County School District No. 1 Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	24,200	28,410
7.017% due 12/15/2037	31,500	43,715
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.518% due 04/01/2024	5,000	5,585

		77,710

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	187

Stratford, Connecticut General Obligation Bonds, Series 2013
6.000% due 08/15/2038	3,400	4,311

		4,498

FLORIDA 0.1%
Broward County, Florida Half-Cent Sales Tax Revenue Bonds, (BABs), Series 2010
5.764% due 10/01/2025	15,000	17,280
6.206% due 10/01/2030	15,000	17,481
Florida State General Obligation Bonds, (BABs), Series 2009
5.750% due 06/01/2039	5,000	5,524
Palm Bay, Florida Revenue Bonds, Series 2013
6.315% due 10/01/2040	16,500	19,219
Seminole County, Florida Water & Sewer Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	41,600	48,295

		107,799

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	142,934	188,544
7.055% due 04/01/2057	1,665	2,035

		190,579

ILLINOIS 0.5%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	72,600	86,226
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	48,165	52,163
6.899% due 12/01/2040	335,265	423,688
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	20
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	34,200	42,137
Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
5.851% due 12/01/2034	20,000	25,463

		629,697

INDIANA 0.1%
Evansville Redevelopment Authority, Indiana Revenue Bonds, (BABs), Series 2010
6.960% due 02/01/2034	7,630	8,682
Indiana Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.594% due 01/01/2042	7,700	9,024
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
5.966% due 01/15/2030	6,300	7,606
6.004% due 01/15/2040	45,000	58,449

		83,761

IOWA 0.0%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	22,500	26,050
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	33,845	33,848

		59,898

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2010
5.373% due 11/01/2025	200	228

LOUISIANA 0.1%
Administrators of the Tulane Educational Fund, Louisiana Revenue Bonds, Series 2013
5.000% due 10/01/2047	10,000	10,377
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	80,000	88,582

		98,959

MASSACHUSETTS 0.1%
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	35,000	41,665
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	24,700	29,663
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,100	8,092

		79,420

MICHIGAN 0.0%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	50,000	60,642

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	290	252

		60,894

MISSOURI 0.0%
Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037 ^	3,350	352

NEBRASKA 0.0%
Nebraska Public Power District Revenue Bonds, (BABs), Series 2010
5.323% due 01/01/2030	600	665
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	10,000	11,745

		12,410

NEVADA 0.3%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	132,700	194,745
Clark County, Nevada General Obligation Bonds, (BABs), Series 2010
7.000% due 07/01/2038	35,000	40,971
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	90,000	98,218
7.100% due 06/01/2039	33,000	38,067
7.263% due 06/01/2034	47,500	51,840
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2010
5.650% due 03/01/2035	15,085	17,792
North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	33,200	30,106

		471,739

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2019	11,250	10,011
0.000% due 02/15/2020	65,775	55,900
0.000% due 02/15/2021	3,000	2,423
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	600	673
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	23,445	34,026
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	25,200	28,143
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	3,000	2,265

		133,441

NEW YORK 0.9%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	5,095	6,351
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
5.989% due 11/15/2030	40,000	50,648
6.089% due 11/15/2040	35,000	46,690
6.548% due 11/15/2031	27,525	35,950
6.648% due 11/15/2039	80,000	108,591
7.134% due 11/15/2030	16,300	19,777
New York City, New York General Obligation Bonds, (BABs), Series 2009
5.399% due 12/01/2024	3,600	4,223
5.985% due 12/01/2036	13,860	17,537
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.237% due 12/01/2021	4,355	4,996
5.687% due 12/01/2023	6,470	7,819
5.698% due 03/01/2027	200	246
5.817% due 10/01/2031	2,500	2,866
5.887% due 12/01/2024	3,845	4,690
6.246% due 06/01/2035	35,055	40,558
6.271% due 12/01/2037	4,000	5,321
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	227
New York City, New York General Obligation Notes, (BABs), Series 2010
4.937% due 12/01/2019	5,875	6,582
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.725% due 11/01/2023	5,310	5,971
4.905% due 11/01/2024	400	461
5.075% due 11/01/2025	1,500	1,743
5.508% due 08/01/2037	70,200	87,492
5.572% due 11/01/2038	60,100	74,795
5.808% due 08/01/2030	25,300	28,960
5.932% due 11/01/2036	36,900	42,084
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	10,000	11,681

New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	57,285	72,874
5.790% due 06/15/2041	65,285	74,016
6.124% due 06/15/2042	75,000	85,550
6.282% due 06/15/2042	52,100	60,358
6.491% due 06/15/2042	18,000	20,893
New York Counties Tobacco Trust Revenue Bonds, Series 2005
6.000% due 06/01/2027	12,770	10,972
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	28,500	34,556
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	50,200	60,012
5.500% due 03/15/2030	1,100	1,317
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	14,000	16,214
New York State Thruway Authority Highway & Bridge Trust Fund Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,221
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	54,500	67,276
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	513
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	91,085	111,774
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	9,200	10,418
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	56,200	59,709

		1,303,932

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	36,300	41,324

OHIO 0.6%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	85,277	112,604
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	50,500	63,546
6.270% due 02/15/2050	175	224
7.834% due 02/15/2041	17,400	26,259
8.084% due 02/15/2050	213,460	344,821
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,100	1,444
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	249,975	204,107
6.500% due 06/01/2047	16,900	14,853
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,866
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,600	4,951

		776,675

OREGON 0.0%
Oregon State Department of Administrative Services Certificates of Participation Bonds, (BABs), Series 2010
6.130% due 05/01/2030	16,025	18,392
6.180% due 05/01/2035	18,170	20,854

		39,246

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.301% due 06/15/2021	2,100	2,379
5.401% due 06/15/2022	3,500	4,011
5.501% due 06/15/2023	3,500	4,047
6.532% due 06/15/2039	42,250	51,215

		61,652

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	191

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	6,025	8,188

TEXAS 0.1%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	30,000	34,829
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	48,000	64,556

Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
6.171% due 08/15/2034	800	914
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.335% due 04/01/2040	10,675	10,801
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.410% due 02/01/2030	18,600	22,193
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	6,600	8,860
6.308% due 02/01/2037	40,400	46,905
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	10,500	12,075
Texas State General Obligation Notes, (BABs), Series 2010
3.203% due 04/01/2019	500	525

		201,658

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	819

WASHINGTON 0.0%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.403% due 07/01/2025	400	412
3.503% due 07/01/2026	200	206
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	11,820	13,852
Tacoma, Washington Electric System Revenue Bonds, (BABs), Series 2010
5.966% due 01/01/2035	13,000	16,205
Washington Biomedical Research Facilities Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	1,000	1,326
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,000	1,257

		33,258

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	152,720	131,417

WISCONSIN 0.0%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037 ^	1,250	125

Total Municipal Bonds & Notes (Cost $7,790,297)		9,235,401

U.S. GOVERNMENT AGENCIES 19.3%
Bolivia Government AID Bond
0.376% due 02/01/2019	2,093	1,882
Fannie Mae
0.000% due 04/25/2018 - 03/25/2036 (b)	3,703	3,483
0.000% due 10/09/2019	13,300	11,972
0.230% due 07/25/2037	401	390
0.270% due 01/25/2021	21	21
0.290% due 03/25/2034	124	124
0.300% due 03/25/2036	3,161	3,025
0.320% due 08/25/2034	122	122
0.370% due 05/25/2035 - 10/27/2037	103,141	101,662
0.410% due 06/25/2032	21	20
0.420% due 05/25/2037	213	213
0.470% due 12/25/2028 - 03/25/2037	2,666	2,675
0.490% due 06/25/2037	9	9
0.520% due 08/25/2033 - 03/25/2044	3,526	3,524
0.530% due 03/25/2037	63	64
0.550% due 07/25/2037	2,058	2,069
0.562% due 04/18/2028	66	67
0.570% due 06/25/2029 - 11/25/2036	3,925	3,945
0.612% due 10/18/2030	430	435
0.620% due 08/25/2021 - 09/25/2037	4,726	4,779
0.651% due 08/25/2022 (a)	77,809	2,900
0.670% due 03/25/2017 - 05/25/2040	626	633
0.712% due 12/18/2031	95	97
0.720% due 06/25/2018 - 09/25/2041	268	271
0.750% due 08/25/2037 - 06/25/2041	7,667	7,761
0.770% due 08/25/2022	4	4
0.800% due 05/25/2040	2,906	2,965
0.820% due 10/25/2023 - 03/25/2024	886	900
0.870% due 10/25/2037 - 06/25/2040	9,768	9,907
0.875% due 02/08/2018 (k)	351,700	347,806
0.886% due 11/01/2021	5,885	5,936
0.920% due 03/25/2038 - 11/25/2039	621	631
0.970% due 01/25/2022	11	11
1.000% due 01/25/2022	32	33
1.020% due 12/25/2021	17	17
1.070% due 04/25/2032	19	19

1.125% due 04/27/2017 (k)	156,760	157,728
1.170% due 04/25/2023	107	110
1.175% due 04/01/2027	21	22
1.315% due 07/01/2042 - 10/01/2044	27,615	28,311
1.316% due 12/01/2044	3,256	3,327
1.365% due 09/01/2041	9,914	10,371
1.375% due 01/01/2021	4	4
1.515% due 10/01/2030 - 10/01/2040	3,281	3,433
1.605% due 06/01/2035	1,069	1,140
1.625% due 11/27/2018	700	705
1.668% due 04/01/2027	23	24
1.723% due 02/01/2023	41	41
1.735% due 05/01/2023	85	86
1.750% due 02/01/2020 - 02/01/2022	44	45
1.770% due 06/01/2030 - 09/01/2035	80	83
1.777% due 10/01/2034	179	188
1.780% due 06/01/2023	58	58
1.781% due 03/01/2035	35	37
1.793% due 10/01/2034	1,018	1,078
1.795% due 11/01/2023	13	13
1.804% due 02/01/2035	1,747	1,851
1.812% due 09/01/2022	55	58
1.875% due 09/18/2018 - 12/01/2024	56,455	57,406
1.884% due 09/01/2024	53	54
1.895% due 11/01/2031	59	59
1.897% due 02/01/2034	49	52
1.913% due 10/01/2020	9	10
1.915% due 11/01/2034 - 02/01/2035	3,744	3,965
1.925% due 03/01/2034 - 09/01/2034	5,473	5,815
1.926% due 03/01/2033	69	72
1.933% due 08/01/2025	601	638
1.934% due 11/01/2034	849	904
1.950% due 08/01/2035	262	263
1.956% due 11/01/2035	1,850	1,954
1.960% due 10/01/2034 - 09/01/2035	5,254	5,562
1.961% due 01/01/2035	4,212	4,524
1.971% due 05/01/2035	100	105
1.978% due 11/01/2035	153	159
1.979% due 12/01/2034	129	136
1.980% due 02/01/2035	230	245
1.985% due 01/01/2035	6,330	6,713
1.996% due 12/01/2034	21	22
2.000% due 04/01/2017	11	11
2.002% due 12/01/2034	107	113
2.007% due 05/01/2034	231	244
2.009% due 06/01/2021	124	129
2.010% due 06/01/2035	72	76
2.021% due 04/01/2036	165	175
2.025% due 09/01/2035	41	44
2.039% due 01/01/2035	88	94
2.053% due 01/01/2035	4,121	4,409
2.054% due 10/01/2035	798	859
2.067% due 01/01/2036	11	11
2.075% due 06/01/2035	1,045	1,109
2.085% due 07/01/2019	21	21
2.091% due 11/01/2023	15	16
2.105% due 08/01/2035	1,537	1,649
2.110% due 05/01/2024	7	8
2.115% due 11/01/2032	40	42
2.116% due 10/01/2024	34	34
2.124% due 07/01/2034	16	17
2.125% due 08/01/2035 - 09/01/2036	470	501
2.136% due 09/01/2034	9,298	9,966
2.137% due 07/01/2035	28	30
2.142% due 11/01/2035	399	429
2.147% due 07/01/2024 - 08/01/2035	3,778	4,045
2.149% due 09/01/2035	237	243
2.153% due 05/01/2037	23	24
2.155% due 11/01/2019	22	22
2.160% due 10/01/2034	1,804	1,922
2.163% due 10/01/2019	33	33
2.182% due 12/01/2034	722	769
2.185% due 06/01/2034 - 11/01/2034	37	39
2.188% due 05/01/2033	103	110
2.190% due 12/01/2023 - 11/01/2025	159	164
2.192% due 05/25/2035	12,476	12,851
2.196% due 07/01/2033	8	9
2.201% due 11/01/2035	3,040	3,230
2.216% due 03/01/2033 - 02/01/2035	1,493	1,596
2.219% due 04/01/2038	14	15
2.220% due 07/01/2026 - 05/01/2036	5,490	5,978
2.223% due 05/01/2035	7,812	8,385
2.227% due 09/01/2035	100	107
2.230% due 09/01/2023 - 09/01/2037	133	139
2.234% due 12/01/2034 - 02/01/2035	1,468	1,568
2.237% due 05/01/2035 - 09/01/2035	5,552	5,985

2.238% due 04/01/2033	46	49
2.239% due 03/01/2035	640	682
2.240% due 11/01/2035	6,075	6,429
2.243% due 08/01/2032	17	18
2.245% due 03/01/2025 - 01/01/2036	722	771
2.250% due 01/01/2020 - 12/01/2025	82	83
2.253% due 04/01/2034	6	6
2.255% due 08/01/2027	704	750
2.256% due 08/01/2035	341	365
2.260% due 11/01/2025 - 08/01/2033	289	307
2.265% due 09/01/2029	3	3
2.266% due 12/01/2022	14	15
2.269% due 01/01/2026	67	70
2.275% due 11/01/2034	941	1,014
2.276% due 08/01/2026	52	55
2.277% due 09/01/2033 - 07/01/2034	2,784	2,986
2.282% due 05/01/2025	102	105
2.285% due 02/01/2035	2,029	2,183
2.287% due 04/01/2034	127	136
2.295% due 04/01/2035	42	45
2.297% due 07/01/2035	1,547	1,666
2.300% due 10/01/2024 - 01/01/2036	4,268	4,543
2.302% due 07/01/2021	14	15
2.310% due 07/01/2035 - 02/01/2036	1,888	2,007
2.311% due 09/01/2037	3	4
2.315% due 11/01/2023	98	100
2.319% due 07/01/2035	81	86
2.325% due 12/01/2023 - 06/01/2025	106	107
2.330% due 09/01/2024 - 03/01/2035	116	118
2.334% due 04/01/2027	23	24
2.335% due 06/01/2035	4,289	4,592
2.337% due 12/01/2036	69	75
2.339% due 05/01/2026	25	26
2.340% due 11/01/2025 - 06/01/2035	83	88
2.344% due 06/01/2030	64	65
2.345% due 07/01/2026	8	8
2.362% due 12/01/2035	5	6
2.364% due 07/01/2020	31	32
2.374% due 03/01/2034	3,386	3,601
2.375% due 03/01/2024 - 03/01/2036	260	276
2.382% due 11/01/2024	513	538
2.383% due 02/01/2028 - 09/01/2035	1,264	1,347
2.385% due 06/01/2035	2,445	2,621
2.392% due 01/01/2037	138	149
2.393% due 04/01/2024 - 10/01/2035	715	764
2.395% due 12/01/2025 - 05/01/2030	196	202
2.397% due 02/01/2036	97	104
2.411% due 05/01/2030	6	6
2.415% due 08/01/2035	29	31
2.420% due 02/01/2019	49	50
2.425% due 08/01/2031	102	105
2.436% due 09/01/2035	471	507
2.438% due 01/01/2035	877	941
2.440% due 06/01/2025 - 11/01/2025	269	278
2.450% due 10/01/2027	33	33
2.455% due 03/01/2036	237	254
2.460% due 03/01/2026	38	38
2.468% due 08/01/2023	23	23
2.475% due 05/01/2022	3	3
2.482% due 12/01/2033 - 01/01/2037	304	321
2.485% due 11/01/2034	2,114	2,263
2.487% due 08/01/2027	62	64
2.489% due 09/01/2019	239	251
2.500% due 02/01/2024	14	14
2.504% due 01/01/2036	334	356
2.515% due 04/01/2035	1,468	1,576
2.520% due 07/01/2017	187	188
2.538% due 06/01/2033	73	78
2.539% due 09/01/2017	103	109
2.555% due 12/01/2023	25	25
2.580% due 02/01/2028	174	180
2.607% due 06/01/2035	535	575
2.625% due 01/01/2018 - 12/01/2027	175	182
2.633% due 12/01/2030	10	11
2.655% due 05/01/2035	33	36
2.657% due 10/01/2026	7	8
2.680% due 02/01/2022 - 06/01/2022	5,486	5,530
2.722% due 04/01/2026	11	11
2.725% due 12/01/2026	9	9
2.750% due 07/01/2022 - 08/01/2024	11,573	11,786
2.764% due 05/01/2023	115	118
2.790% due 07/01/2022	4,316	4,413
2.800% due 03/01/2018 - 08/01/2022	12,390	12,681
2.812% due 12/01/2017	147	151
2.814% due 03/01/2023	87	88
2.825% due 02/01/2020	13	13

2.830% due 07/01/2022	3,623	3,713
2.850% due 05/01/2022 - 06/01/2022	2,195	2,252
2.870% due 03/01/2022 - 09/01/2027	172,363	171,554
2.875% due 10/01/2024 - 11/01/2027	39	40
2.900% due 06/01/2020	96	100
2.905% due 02/01/2021	20	20
2.920% due 03/01/2022	3,952	4,081
2.959% due 08/01/2022	291	304
2.960% due 05/01/2022 - 07/01/2022	6,904	7,145
2.967% due 09/01/2021	2	2
3.000% due 07/01/2021 - 02/01/2045	1,558,452	1,605,025
3.025% due 11/01/2022	9	10
3.040% due 04/01/2022 - 02/01/2033	3,093	3,213
3.044% due 05/01/2022	8,646	9,015
3.085% due 04/01/2018	54	55
3.145% due 10/01/2027	97	99
3.156% due 05/01/2022	586	615
3.305% due 02/01/2021	22	23
3.330% due 11/01/2021	16,002	16,837
3.375% due 03/01/2023	55	56
3.380% due 11/01/2021	1,045	1,128
3.416% due 10/01/2020	396	422
3.420% due 11/01/2021	5,342	5,624
3.434% due 03/01/2022	65,816	69,614
3.448% due 07/01/2024	23	23
3.500% due 10/01/2018 - 01/01/2045	3,168,406	3,332,438
3.570% due 11/01/2021	2,772	3,005
3.574% due 08/01/2027	235	245
3.615% due 12/01/2020	290	313
3.830% due 07/01/2021	298	324
3.840% due 05/01/2018	350	373
3.917% due 09/01/2028	54	57
3.980% due 07/01/2021	45,500	49,685
3.981% due 02/25/2033	999	921
4.000% due 07/01/2015 - 01/01/2045	4,511,113	4,813,187
4.295% due 11/01/2021	27	27
4.371% due 02/01/2028 - 12/01/2036	373	398
4.380% due 06/01/2021	535	597
4.478% due 09/01/2034	314	336
4.500% due 01/01/2015 - 02/01/2045	5,976,290	6,484,747
4.661% due 03/01/2023	217	225
4.918% due 07/01/2035	410	413
5.000% due 05/11/2017 (k)	109,701	120,030
5.000% due 06/01/2018 - 02/01/2045	375,996	415,141
5.030% due 05/01/2024	2,143	2,507
5.038% due 06/01/2035	492	524
5.071% due 09/01/2035	9	9
5.079% due 10/01/2035	428	458
5.102% due 08/01/2035	645	690
5.108% due 08/01/2035	422	451
5.110% due 11/01/2035	1,225	1,314
5.114% due 11/01/2035	494	522
5.136% due 05/01/2035	67	72
5.139% due 02/01/2016	123	126
5.143% due 12/01/2035	342	365
5.155% due 09/01/2035	637	680
5.159% due 11/01/2035	1	1
5.166% due 06/01/2029	22	23
5.199% due 07/01/2035	889	952
5.208% due 11/01/2035	423	450
5.254% due 07/01/2035	272	284
5.267% due 08/01/2035 - 01/01/2036	780	826
5.282% due 10/01/2035	873	932
5.284% due 09/01/2035	926	990
5.310% due 08/25/2033 - 10/01/2035	441	464
5.326% due 12/01/2035	75	80
5.335% due 10/01/2035	254	270
5.361% due 09/01/2035	224	237
5.362% due 10/01/2035	81	86
5.370% due 11/01/2035 - 08/25/2043	873	925
5.487% due 12/01/2035	557	596
5.500% due 06/01/2017 - 02/01/2045	597,438	666,897
5.514% due 03/01/2036	418	448
5.689% due 06/01/2036	91	93
5.703% due 04/01/2036	1	1
5.706% due 03/01/2036	425	458
5.745% due 02/01/2036	700	754
5.750% due 12/20/2027 - 08/25/2034	1,437	1,619
5.783% due 03/01/2036	631	673
5.790% due 10/01/2017	362	400
5.854% due 12/25/2042	14,125	16,055
5.901% due 02/25/2037 (a)	56	7
5.913% due 09/01/2036	5	5
5.931% due 06/25/2037 - 08/25/2043 (a)	49,288	7,916
5.981% due 12/25/2042 (a)	10,352	1,730
6.000% due 06/01/2015 - 01/01/2045	1,368,265	1,553,007

6.031% due 03/25/2039 (a)	54,612	7,348
6.081% due 05/25/2037 - 01/25/2040 (a)	3,273	531
6.131% due 08/25/2042 (a)	41,526	8,362
6.160% due 08/01/2017	138	147
6.250% due 07/01/2024 - 02/25/2029	533	592
6.290% due 02/25/2029	108	117
6.300% due 10/17/2038	2,321	2,358
6.331% due 02/25/2037 - 05/25/2042 (a)	111,591	20,577
6.362% due 10/25/2042	13,575	15,729
6.381% due 07/25/2036 (a)	1,593	267
6.431% due 12/25/2036 - 06/25/2037 (a)	1,381	157
6.471% due 12/25/2036 (a)	573	81
6.481% due 07/25/2037 (a)	1,296	188
6.500% due 06/01/2015 - 02/25/2047	43,955	49,150
6.591% due 05/25/2037 (a)	119	18
6.750% due 10/25/2023	101	114
6.896% due 08/25/2037	106	115
6.900% due 05/25/2023	13	14
7.000% due 03/01/2015 - 01/25/2048	6,609	7,390
7.331% due 09/25/2038 (a)	932	135
7.375% due 05/25/2022	323	368
7.500% due 02/01/2015 - 07/25/2041	2,224	2,411
7.750% due 01/25/2022	309	332
7.780% due 01/01/2018	1,756	1,799
7.800% due 10/25/2022 - 06/25/2026	82	94
8.000% due 06/01/2015 - 08/01/2032	6,722	7,914
8.000% due 08/18/2027 (a)	4	1
8.060% due 04/01/2030	1,486	1,796
8.080% due 04/01/2030	821	871
8.227% due 03/25/2039	6	7
8.490% due 06/01/2025	679	730
8.500% due 06/01/2017 - 07/01/2037	1,597	1,846
8.750% due 01/25/2021	45	50
9.000% due 04/01/2017 - 11/01/2025	472	534
9.000% due 06/25/2022 (a)	15	4
9.148% due 09/25/2028	36	37
9.249% due 10/25/2043	74,218	82,943
9.250% due 04/25/2018	5	5
9.300% due 05/25/2018 - 08/25/2019	11	13
9.500% due 01/01/2018 - 03/01/2026	215	234
9.803% due 11/25/2040	1	1
10.000% due 08/01/2017 - 05/01/2022	35	35
10.500% due 12/01/2016 - 04/01/2022	1	1
11.000% due 11/25/2017 - 11/01/2020	7	8
903.213% due 08/25/2021 (a)	0	1
1,000.000% due 04/25/2022 (a)	0	1
Fannie Mae Strips
8.500% due 01/25/2018 (a)	1	0
FDIC Structured Sale Guaranteed Notes
0.655% due 11/29/2037	8,377	8,355
2.980% due 12/06/2020	3,850	3,964
Federal Home Loan Bank
5.460% due 11/27/2015	29	30
Federal Housing Administration
1.000% due 08/01/2020	202	200
6.896% due 07/01/2020	2,716	2,661
7.110% due 05/01/2019	440	431
7.315% due 08/01/2019	1,861	1,828
7.350% due 04/01/2019	9	9
7.375% due 02/01/2018	61	60
7.430% due 10/01/2018 - 05/01/2024	1,900	1,865
7.450% due 05/01/2021	1,425	1,400
7.460% due 01/01/2023	13	13
7.465% due 11/01/2019	886	870
Freddie Mac
0.210% due 12/25/2036	6,220	6,205
0.401% due 05/15/2036	8	8
0.411% due 07/15/2034	336	338
0.430% due 08/25/2031	363	356
0.461% due 02/15/2037	6	6
0.501% due 02/15/2037	48	48
0.511% due 12/15/2029	61	62
0.561% due 06/15/2018 - 05/15/2041	5,675	5,711
0.611% due 06/15/2023 - 12/15/2031	100	102
0.661% due 06/15/2030 - 12/15/2032	122	124
0.711% due 01/15/2042	166	167
0.741% due 05/15/2032 - 07/15/2037	7,351	7,459
0.750% due 01/12/2018 (k)	390,800	385,337
0.831% due 08/15/2037	7,765	7,887
0.871% due 10/15/2037	3,794	3,850
0.875% due 03/07/2018	239,800	237,005
0.881% due 05/15/2037	2,335	2,384
0.891% due 05/15/2040	51	52
0.911% due 08/15/2036	82	83
1.000% due 03/08/2017 (k)	660,000	662,247
1.011% due 11/15/2039	100	102

1.161% due 02/15/2021	7	7
1.170% due 05/25/2043	6,964	7,151
1.250% due 08/01/2019 (i)	449,240	441,140
1.250% due 10/02/2019 (k)	1,255,710	1,229,114
1.315% due 10/25/2044 - 02/25/2045	30,343	30,970
1.370% due 10/25/2023	82	80
1.515% due 07/25/2044	3,591	3,613
1.549% due 12/25/2018 (a)	288,697	15,407
1.625% due 04/01/2017 - 06/01/2017	1	1
1.654% due 06/25/2020 (a)	18,638	1,264
1.680% due 01/01/2022	24	24
1.823% due 10/01/2023	27	27
1.826% due 12/01/2026	264	273
1.838% due 05/01/2037	326	342
1.845% due 09/01/2035	67	70
1.858% due 03/01/2024	53	53
1.875% due 12/01/2016 - 06/01/2022	20	19
1.880% due 10/25/2023	408	423
1.945% due 02/01/2037	19	20
1.966% due 09/01/2035	26	28
1.972% due 03/01/2035	920	980
2.000% due 09/01/2018	8	8
2.013% due 05/01/2023	55	56
2.039% due 10/01/2022	24	24
2.095% due 08/01/2035	378	403
2.108% due 07/01/2023	25	26
2.125% due 02/01/2018 - 10/01/2035	409	435
2.140% due 05/01/2020	13	13
2.160% due 06/01/2033	169	179
2.162% due 04/01/2036	592	627
2.189% due 09/01/2023	94	95
2.190% due 07/01/2024	48	48
2.205% due 02/01/2036	295	314
2.209% due 05/01/2035	10,506	11,178
2.210% due 07/01/2020	66	68
2.221% due 06/01/2035	20,639	21,995
2.222% due 07/01/2032	1	1
2.225% due 10/01/2035	6,481	6,931
2.229% due 06/01/2037	23	25
2.231% due 08/01/2035	19	20
2.235% due 07/01/2022 - 09/01/2035	3,603	3,869
2.236% due 10/01/2035	8,767	9,234
2.243% due 05/01/2037	77	82
2.245% due 10/01/2035	12,847	13,732
2.250% due 01/01/2019 - 01/01/2036	195	205
2.265% due 11/01/2026	153	157
2.270% due 12/01/2022	3	3
2.271% due 09/01/2035	156	168
2.280% due 07/01/2033 - 07/01/2035	4,474	4,800
2.288% due 11/01/2023	103	106
2.295% due 09/01/2037	15	16
2.302% due 04/01/2025	5	5
2.303% due 06/01/2022	174	184
2.308% due 04/01/2025	1	1
2.311% due 04/01/2025	41	41
2.313% due 04/01/2024	221	229
2.317% due 10/01/2026	159	169
2.319% due 09/01/2028	1	1
2.321% due 06/01/2024	174	184
2.322% due 08/01/2023	49	50
2.323% due 10/25/2018	15	15
2.328% due 06/01/2021	93	95
2.329% due 06/01/2022	48	50
2.339% due 02/01/2025	9	9
2.340% due 03/01/2035	15	16
2.345% due 01/01/2037	137	147
2.350% due 03/01/2036	98	105
2.351% due 07/01/2024	37	38
2.355% due 09/01/2023	13	13
2.356% due 08/01/2023 - 11/01/2035	8,780	9,365
2.361% due 02/01/2023	51	51
2.362% due 05/01/2023	23	23
2.363% due 07/01/2035	4,755	5,094
2.364% due 05/01/2022	8	8
2.365% due 08/01/2023 - 11/01/2023	196	202
2.368% due 07/01/2036	5	5
2.369% due 07/01/2025 - 11/01/2028	441	459
2.370% due 10/01/2035 - 05/01/2036	12,790	13,715
2.371% due 01/01/2034	2,476	2,643
2.375% due 01/13/2022 (i)	861,260	870,687
2.375% due 06/01/2024 - 08/01/2035	17,611	18,830
2.376% due 04/01/2029	72	75
2.383% due 04/01/2036	5	5
2.387% due 09/01/2023	275	289
2.390% due 05/01/2023	30	31
2.392% due 05/01/2027	10	10

2.393% due 07/01/2032	44	47
2.402% due 06/01/2020	35	35
2.404% due 10/01/2024	42	43
2.408% due 02/01/2037	13	14
2.409% due 07/01/2023	53	53
2.425% due 10/01/2023	115	118
2.426% due 08/01/2023	431	453
2.428% due 02/01/2026	282	295
2.448% due 11/01/2034	275	296
2.455% due 05/01/2021	352	370
2.468% due 10/01/2024	13	13
2.481% due 10/01/2023	36	36
2.482% due 07/01/2027 - 01/01/2028	26	27
2.492% due 10/01/2020	3	3
2.494% due 09/01/2023	196	202
2.495% due 05/01/2037	43	46
2.500% due 05/01/2023 - 12/01/2023	87	89
2.530% due 01/01/2019	25	25
2.533% due 07/01/2030	477	503
2.547% due 10/01/2023	57	58
2.552% due 01/01/2024	7	8
2.554% due 12/01/2037	71	74
2.598% due 12/01/2018	81	82
2.629% due 08/01/2023	29	30
2.646% due 03/01/2022	242	252
2.670% due 06/01/2030	301	314
2.736% due 03/01/2021	150	155
2.762% due 01/01/2021	12	12
2.764% due 07/01/2019	74	76
2.780% due 10/01/2020	15	15
2.818% due 05/01/2018	55	56
2.826% due 01/25/2036	3,385	3,552
2.889% due 07/01/2019	1	1
2.893% due 08/15/2032	2,177	2,280
2.934% due 05/01/2020	5	5
3.000% due 03/01/2027	39	40
3.000% due 08/15/2027 (a)	23,835	2,697
3.049% due 05/01/2018	73	75
3.075% due 01/01/2019	1	1
3.105% due 05/01/2018	23	23
3.149% due 04/01/2029	17	18
3.500% due 09/01/2018 - 08/15/2042	20,521	20,451
3.750% due 03/27/2019	142,200	154,825
4.000% due 09/15/2018 - 01/01/2045	271,547	289,391
4.500% due 03/01/2018 - 01/01/2045	1,132,940	1,227,883
4.995% due 10/01/2035	492	524
5.000% due 10/01/2016 - 07/01/2040	39,345	42,176
5.423% due 11/01/2035	336	358
5.500% due 09/01/2017 - 07/01/2047	100,821	112,603
5.502% due 12/01/2035	545	579
5.506% due 03/01/2036	353	376
5.579% due 02/01/2038	5	5
5.839% due 06/15/2042 (a)	36,913	6,223
5.854% due 04/01/2036	351	371
5.869% due 07/15/2042 (a)	93,990	14,975
5.950% due 06/15/2028	21,469	23,490
5.989% due 01/15/2043 (a)	51,567	11,240
6.000% due 02/01/2016 - 05/01/2040	68,852	76,721
6.089% due 02/15/2038 (a)	954	140
6.139% due 05/15/2039 (a)	864	162
6.250% due 12/15/2028	342	384
6.289% due 03/15/2037 (a)	440	70
6.339% due 08/15/2036 (a)	358	58
6.349% due 12/15/2041 (a)	34,794	6,217
6.419% due 09/15/2036 (a)	515	87
6.489% due 11/15/2036 (a)	18,626	3,158
6.500% due 02/01/2015 - 10/25/2043	96,732	107,353
6.950% due 07/15/2021 - 08/15/2021	32	35
7.000% due 03/01/2017 - 10/25/2043	17,414	19,997
7.000% due 09/15/2023 (a)	7	1
7.400% due 02/01/2021	134	132
7.500% due 02/01/2016 - 11/01/2037	6,293	7,207
7.645% due 05/01/2025	5,829	6,238
7.800% due 09/15/2020	2	2
8.000% due 08/01/2016 - 06/01/2030	1,009	1,138
8.250% due 06/15/2022	70	78
8.500% due 06/01/2015 - 06/01/2030	628	702
8.750% due 12/15/2020	29	33
8.841% due 11/15/2033	986	1,127
8.900% due 11/15/2020	131	144
9.000% due 08/01/2016 - 07/01/2030	220	245
9.250% due 07/01/2017	1	1
9.500% due 09/01/2016 - 12/01/2022	126	136
9.578% due 01/15/2041	40,484	42,968
10.000% due 06/01/2017 - 03/01/2021	7	8
10.500% due 10/01/2017 - 01/01/2021	4	4

11.000% due 07/25/2018 - 05/01/2020	1	1
11.563% due 09/15/2041	23	25
12.718% due 02/15/2041	6	7
12.942% due 03/15/2044	20,953	22,268
20.252% due 05/15/2033	512	680
37.675% due 08/15/2037	1,353	2,302
Freddie Mac Strips
5.839% due 08/15/2042 (a)	40,367	9,558
9.000% due 05/01/2022 (a)	1	0
9.263% due 09/15/2043 - 12/15/2043	41,106	45,341
Ginnie Mae
0.561% due 06/16/2031 - 03/16/2032	227	227
0.611% due 11/16/2029 - 10/16/2030	30	30
0.661% due 02/16/2030 - 04/16/2032	1,083	1,092
0.711% due 12/16/2025	38	39
0.761% due 02/16/2030	894	902
0.811% due 02/16/2030	410	415
1.040% due 02/20/2060	44,031	44,647
1.115% due 03/20/2031	61	62
1.347% due 11/16/2043 (a)	158,855	10,291
1.625% due 02/20/2017 - 04/20/2041	59,762	61,904
2.000% due 05/20/2017 - 08/20/2030	8,591	8,973
2.125% due 01/20/2025	10	11
2.500% due 06/20/2021 - 07/15/2043	657	656
3.000% due 12/20/2018 - 06/20/2025	131	137
3.500% due 12/20/2017 - 12/20/2020	48	50
3.950% due 07/15/2025	104	111
4.000% due 12/20/2015 - 05/20/2041	4,513	4,826
4.000% due 02/20/2044 (a)	118,355	19,361
4.500% due 11/16/2028 - 01/15/2041	2,177	2,340
4.750% due 07/20/2035	2,307	2,498
5.000% due 07/15/2033 - 01/01/2045	35,391	39,092
5.196% due 10/16/2037	217	221
5.244% due 04/16/2038	81	81
5.500% due 05/20/2017 - 03/16/2034	1,753	1,993
5.585% due 03/20/2040 (a)	51,526	7,630
5.935% due 07/20/2041 (a)	48,901	6,861
6.000% due 05/15/2016 - 12/20/2041	14,747	16,541
6.035% due 06/20/2043 (a)	70,324	10,288
6.250% due 03/16/2029	229	262
6.439% due 07/16/2031 - 08/16/2033 (a)	1,624	364
6.500% due 11/15/2023 - 09/20/2038	18,152	20,168
6.750% due 10/16/2040	3,762	4,204
7.000% due 05/15/2015 - 10/15/2034	2,291	2,581
7.500% due 11/20/2017 - 02/15/2035	598	696
7.750% due 08/20/2025 - 12/15/2040	1,475	1,547
8.000% due 01/15/2017 - 10/20/2031	558	633
8.250% due 04/15/2020	21	24
8.300% due 06/15/2019	6	6
8.500% due 07/15/2016 - 04/15/2031	375	421
9.000% due 04/20/2016 - 01/15/2031	349	377
9.169% due 03/20/2041	58,981	64,148
9.500% due 09/15/2016 - 12/15/2026	136	144
10.000% due 08/15/2015 - 02/15/2025	73	77
10.250% due 02/20/2019	5	5
10.500% due 12/15/2015 - 09/15/2021	22	21
Jamaica Housing Development AID Bond
0.575% due 10/01/2018	2,581	2,443
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	50	50
1.000% due 03/25/2025 - 07/25/2025	54	54
1.100% due 01/25/2019	41	41
4.190% due 03/01/2030	16,644	18,024
4.340% due 03/01/2024	75	78
4.350% due 07/01/2023	214	226
4.430% due 05/01/2029	3,481	3,792
4.580% due 03/01/2018	170	176
4.625% due 02/01/2025	542	576
4.750% due 07/01/2025	1,767	1,887
4.770% due 04/01/2024	291	309
4.840% due 02/01/2023 - 05/01/2025	7,249	7,805
4.870% due 12/01/2024	600	643
4.890% due 12/01/2023	330	354
4.930% due 01/01/2024	794	853
4.950% due 03/01/2025	801	870
4.980% due 11/01/2023	2,394	2,605
5.090% due 10/01/2025	276	300
5.110% due 05/01/2017 - 08/01/2025	742	803
5.120% due 11/01/2017	38	39
5.130% due 09/01/2023	1,649	1,783
5.160% due 02/01/2028	1,798	1,989
5.170% due 01/01/2028	1,250	1,383
5.190% due 01/01/2017 - 07/01/2024	135	144
5.200% due 11/01/2015	21	22
5.230% due 11/01/2016	39	40
5.240% due 08/01/2023	183	199

5.290% due 12/01/2027	34,510	38,212
5.310% due 05/01/2027	185	204
5.320% due 04/01/2027	225	248
5.340% due 11/01/2021	1,237	1,329
5.370% due 09/01/2016	51	52
5.471% due 03/10/2018	188	203
5.490% due 05/01/2028	13,320	14,677
5.510% due 11/01/2027	410	461
5.520% due 06/01/2024	1,945	2,146
5.600% due 09/01/2028	4,636	5,154
5.680% due 05/01/2016 - 06/01/2028	12,179	13,633
5.725% due 09/10/2018	4,290	4,474
5.780% due 08/01/2027	43	48
5.820% due 07/01/2027	1,559	1,745
5.870% due 07/01/2028	422	476
5.902% due 02/10/2018	2,087	2,245
6.020% due 08/01/2028	435	498
6.070% due 07/01/2026	566	636
6.340% due 03/01/2021	1,464	1,576
6.440% due 02/01/2021	378	415
6.700% due 12/01/2016	340	352
6.900% due 12/01/2020	481	523
6.950% due 11/01/2016	68	70
7.060% due 11/01/2019	257	283
7.150% due 03/01/2017	139	146
7.190% due 12/01/2019	95	103
7.200% due 10/01/2019	159	171
7.220% due 11/01/2020	145	153
7.500% due 04/01/2017	72	75
7.630% due 06/01/2020	640	699
7.700% due 07/01/2016	32	33
Vendee Mortgage Trust
0.419% due 06/15/2023 (a)	8,764	99
6.442% due 01/15/2030	1,112	1,264
6.500% due 09/15/2024	6,904	7,739

Total U.S. Government Agencies (Cost $27,228,462)		27,398,425

U.S. TREASURY OBLIGATIONS 22.9%
U.S. Treasury Bonds
3.000% due 11/15/2044	2,184,700	2,296,666
3.125% due 08/15/2044 (i)	4,984,450	5,367,241
3.375% due 05/15/2044 (k)	886,885	999,408
3.625% due 02/15/2044 (m)	17,050	20,085
3.750% due 11/15/2043	402,127	483,872
4.500% due 05/15/2038 (m)	65,000	86,714
5.250% due 11/15/2028 (m)	140	188
6.000% due 02/15/2026 (m)	318	436
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (k)(m)	2,402,878	2,342,806
0.125% due 07/15/2022 (k)	1,713,234	1,672,879
0.125% due 01/15/2023 (k)	178,602	173,104
0.375% due 07/15/2023 (k)(m)	1,403	1,390
0.625% due 07/15/2021 (k)	1,082,436	1,098,420
1.125% due 01/15/2021 (k)(m)	14,490	15,086
1.750% due 01/15/2028	2,659,498	3,018,945
2.000% due 01/15/2026	2,647,944	3,041,309
2.375% due 01/15/2025	2,509,049	2,952,445
2.375% due 01/15/2027	3,119,337	3,742,596
2.500% due 01/15/2029	2,735,587	3,405,912
3.625% due 04/15/2028	143,863	198,374
3.875% due 04/15/2029	486,192	697,951
U.S. Treasury Notes
0.500% due 09/30/2016 (k)(m)	260,000	259,645
0.625% due 08/31/2017 (k)(m)	130	129
1.125% due 03/31/2020 (m)	136	132
1.125% due 04/30/2020 (m)	1,119	1,086
1.500% due 11/30/2019 (i)(m)	36,400	36,164
2.125% due 01/31/2021 (m)	781	792
2.250% due 11/15/2024 (i)	607,200	611,374
2.625% due 02/29/2016 (m)	1,868	1,917
2.625% due 08/15/2020 (m)	2,445	2,553
2.750% due 02/15/2019 (k)	309	325

Total U.S. Treasury Obligations (Cost $32,622,911)		32,529,944

MORTGAGE-BACKED SECURITIES 8.9%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031	3,135	3,224
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034	270	279
Adjustable Rate Mortgage Trust
0.710% due 11/25/2035	38	32
1.320% due 03/25/2035	9,008	7,082
2.395% due 01/25/2035	439	441

2.522% due 07/25/2035		2,143	2,067
2.551% due 11/25/2035		8,313	7,783
2.576% due 09/25/2035		3,983	3,171
2.581% due 03/25/2035		5,734	5,479
2.622% due 11/25/2035 ^		884	761
2.754% due 08/25/2035		4,471	4,206
2.758% due 09/25/2035		495	441
2.789% due 01/25/2036		3,809	3,402
2.905% due 07/25/2035		6,028	5,834
3.524% due 03/25/2036		387	292
4.826% due 10/25/2035 ^		12,686	11,818
5.026% due 01/25/2036 ^		9,313	8,509
American Home Mortgage Assets Trust
0.290% due 10/25/2046		21,027	15,076
0.360% due 05/25/2046 ^		29,940	21,733
0.360% due 09/25/2046		17,502	12,671
0.380% due 10/25/2046		18,039	12,255
0.813% due 02/25/2047		39,887	24,804
1.033% due 11/25/2046		82,491	45,712
1.053% due 10/25/2046		20,478	15,027
1.073% due 09/25/2046		5,609	3,991
2.513% due 11/25/2035 ^		13,679	10,551
American Home Mortgage Investment Trust
0.470% due 02/25/2045		1,703	1,701
1.832% due 09/25/2045		12,230	11,854
1.951% due 09/25/2035		264	262
2.065% due 02/25/2044		57	58
2.069% due 10/25/2034		14,703	14,772
2.082% due 12/25/2035		3,141	2,204
2.082% due 11/25/2045 ^		10,301	8,170
2.332% due 02/25/2045		10,932	10,916
Arkle Master Issuer PLC
1.578% due 05/17/2060	EUR	267	325
1.932% due 05/17/2060		$40,467	40,841
Arran Residential Mortgages Funding PLC
1.478% due 05/16/2047	EUR	174,054	212,192
Banc of America Alternative Loan Trust
0.570% due 05/25/2035 ^		$1,341	1,052
5.000% due 08/25/2019		525	543
5.500% due 06/25/2037 ^		2,049	1,531
6.000% due 03/25/2034		4,655	4,902
6.000% due 11/25/2035 ^		1,956	1,737
6.000% due 07/25/2046 ^		3,215	2,674
Banc of America Commercial Mortgage Trust
5.369% due 10/10/2045		9,200	9,347
5.414% due 09/10/2047		15,400	16,122
5.451% due 01/15/2049		5,109	5,479
5.547% due 06/10/2049		244	245
5.612% due 04/10/2049		9,454	10,130
5.622% due 04/10/2049		729	730
5.889% due 07/10/2044		560	590
Banc of America Funding Ltd
0.374% due 11/03/2041		34,295	33,931
Banc of America Funding Trust
0.270% due 04/25/2037		509	380
0.355% due 10/20/2036		24,493	17,675
0.355% due 10/20/2046 ^		4,446	3,497
0.375% due 04/20/2047 ^		7,985	5,992
0.380% due 04/25/2037 ^		4,721	3,327
0.405% due 04/20/2035		1,685	1,644
0.455% due 05/20/2035		1,587	1,098
0.465% due 02/20/2035		1,520	1,447
0.570% due 05/25/2037 ^		8,076	5,629
2.486% due 11/20/2034		1,316	1,258
2.620% due 11/20/2035 ^		2,454	2,186
2.622% due 03/20/2036		1,295	1,192
2.632% due 09/20/2034		492	490
2.634% due 05/25/2035		108,858	111,125
2.686% due 03/20/2035		1,580	1,583
2.748% due 02/20/2036		1,804	1,466
2.799% due 01/20/2047 ^		184	148
2.841% due 11/20/2034		7,556	7,352
2.856% due 09/20/2047 ^		9,290	6,926
2.921% due 10/20/2046 ^		3,115	2,365
4.750% due 10/25/2018		8	8
5.198% due 04/20/2036 ^		6,987	6,120
5.406% due 09/20/2046 ^		5,976	5,025
5.419% due 10/20/2046		5,018	4,328
5.464% due 05/20/2036 ^		3,446	3,237
5.500% due 09/25/2034		10,570	10,609
5.500% due 09/25/2035		15,167	15,739
5.627% due 03/20/2036		481	441
5.750% due 09/25/2036		3,870	3,939
5.753% due 10/25/2036 ^		1,209	997
5.837% due 01/25/2037 ^		1,027	829
5.888% due 04/25/2037 ^		3,308	2,869

6.000% due 09/25/2036 ^	613	558
6.000% due 09/25/2036	8,218	7,832
6.000% due 08/25/2037 ^	24,164	21,322
Banc of America Mortgage Trust
0.870% due 11/25/2035	511	448
2.315% due 11/25/2034	1,195	1,141
2.532% due 07/25/2034	240	243
2.613% due 07/25/2035	2,727	2,597
2.623% due 07/25/2033	140	141
2.637% due 12/25/2033	1,515	1,537
2.637% due 07/25/2035 ^	2,381	2,218
2.641% due 09/25/2033	1,383	1,386
2.656% due 03/25/2035	13,384	12,221
2.658% due 05/25/2035 ^	13,004	12,091
2.674% due 05/25/2034	1,017	1,015
2.680% due 06/25/2035	4,680	4,514
2.685% due 01/25/2036	5,473	4,466
2.686% due 08/25/2035	1,502	1,381
2.686% due 08/25/2035 ^	11,965	10,996
2.691% due 04/25/2034	171	171
2.695% due 11/25/2034	2,428	2,440
2.699% due 11/25/2035 ^	1,562	1,446
2.705% due 01/25/2035	2,356	2,262
2.720% due 02/25/2035	3,007	2,951
2.730% due 05/25/2033	1,563	1,581
2.730% due 02/25/2036 ^	2,040	1,753
2.733% due 06/25/2033	528	532
3.018% due 11/25/2034	2,240	2,050
3.322% due 07/20/2032	811	825
5.134% due 04/25/2035	2,399	2,205
5.190% due 02/25/2035	1,607	1,577
5.239% due 07/25/2035	1,270	1,243
5.500% due 12/25/2020	641	657
5.500% due 11/25/2035	534	511
5.500% due 05/25/2037 ^	960	738
6.000% due 10/25/2036 ^	6,435	5,475
6.000% due 07/25/2046 ^	2,654	2,501
6.500% due 10/25/2031	50	53
6.500% due 09/25/2033	2,732	2,828
Banc of America Re-REMIC Trust
5.588% due 06/24/2050	33,252	34,733
5.649% due 02/17/2051	83,888	88,327
5.937% due 02/15/2051	39,785	41,543
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.933% due 07/10/2045	250	252
5.115% due 10/10/2045	174	177
Bayview Commercial Asset Trust
0.600% due 08/25/2034	452	434
BCAP LLC Trust
0.295% due 11/26/2036	7,070	6,173
0.295% due 09/28/2037	54,242	47,618
0.315% due 11/26/2036	30,000	23,620
0.325% due 08/26/2033	58,429	51,690
0.325% due 08/26/2046	3,000	2,688
0.325% due 06/28/2047	57,881	50,532
0.335% due 06/26/2037	33,125	27,512
0.345% due 11/28/2046	29,610	28,955
0.365% due 07/26/2036	9,066	8,656
0.380% due 05/25/2047	184	137
0.380% due 05/26/2047	4,835	4,668
0.390% due 05/25/2047 ^	22,324	16,963
0.420% due 07/26/2035	3,583	3,211
0.425% due 11/28/2035	50,395	46,436
0.455% due 03/26/2036	34,000	28,949
0.495% due 11/26/2035	9,063	8,451
0.500% due 11/26/2035	7,292	6,801
0.505% due 05/26/2036	28,978	27,930
0.535% due 01/28/2036	32,107	28,427
0.655% due 02/26/2031	23,623	23,251
0.675% due 11/26/2035	2,528	2,484
0.895% due 01/26/2036	2,813	2,777
0.896% due 01/26/2047	22,312	19,804
0.953% due 11/26/2046	5,917	5,721
1.085% due 01/26/2035	46,787	39,827
1.093% due 07/28/2046	32,387	30,209
1.155% due 08/26/2037	28,265	26,251
1.405% due 07/28/2047	43,825	39,471
1.455% due 11/28/2035	35,677	31,477
1.577% due 10/26/2035	5,827	5,838
1.794% due 07/28/2047	41,793	37,232
1.844% due 03/30/2037	31,294	27,993
2.198% due 01/28/2038	98,879	88,504
2.354% due 08/28/2036	60,694	56,575
2.359% due 12/31/2035	28,264	26,962
2.363% due 06/28/2036	30,962	27,863
2.379% due 01/26/2034	2,996	3,015

2.381% due 05/31/2035	76,384	75,098
2.397% due 09/28/2035	35,000	33,784
2.416% due 02/26/2036	9,938	9,699
2.424% due 01/28/2036	21,708	20,412
2.430% due 10/30/2035	29,431	28,877
2.440% due 03/26/2037	5,551	5,433
2.508% due 10/30/2035	22,536	21,811
2.521% due 09/28/2035	32,933	32,639
2.543% due 08/30/2035	4,255	3,908
2.551% due 05/31/2035	113,467	108,598
2.556% due 12/28/2036	52,297	47,846
2.559% due 08/30/2035	37,846	37,890
2.568% due 10/26/2035	22,722	22,136
2.595% due 10/28/2035	48,926	41,982
2.611% due 09/28/2035	17,817	16,045
2.611% due 10/26/2036	5,835	5,926
2.615% due 03/28/2036	102,770	102,838
2.617% due 07/30/2036	38,287	36,510
2.621% due 06/26/2035	9,279	9,370
2.663% due 03/28/2037	38,197	34,605
2.665% due 10/30/2035	76,236	75,141
2.685% due 07/26/2036	13,016	11,160
2.693% due 02/28/2036	37,549	33,132
2.716% due 05/26/2036	14,849	11,997
2.763% due 03/26/2037	7,025	5,596
2.867% due 03/28/2036	17,854	15,169
2.895% due 06/28/2047	38,644	34,305
3.892% due 03/26/2036	29,144	26,563
4.064% due 12/31/2036	22,929	21,231
4.126% due 11/28/2035	49,726	47,783
4.707% due 02/28/2036	20,162	19,086
4.979% due 07/26/2036	2,082	1,660
4.989% due 11/29/2035	54,086	53,977
4.995% due 09/26/2035	25,386	23,393
5.000% due 01/26/2021	8,786	9,001
5.017% due 03/28/2036	22,890	23,278
5.041% due 03/26/2037	31,478	31,090
5.216% due 10/30/2035	26,363	25,999
5.250% due 06/26/2036	72,072	63,464
5.250% due 09/26/2036	20,437	18,298
5.250% due 04/26/2037	70,981	66,895
5.250% due 06/26/2037	7,363	7,448
5.250% due 08/26/2037	11,315	11,832
5.354% due 08/28/2036	244,106	245,827
5.500% due 11/25/2034	9,524	8,806
5.750% due 02/26/2035	21,926	22,620
5.771% due 07/30/2036	168,067	168,437
6.000% due 02/26/2037	24,446	23,750
6.000% due 05/28/2037	41,139	40,822
7.921% due 10/26/2037	4,924	4,619
BCRR Trust
5.858% due 07/17/2040	9,118	9,540
Bear Stearns Adjustable Rate Mortgage Trust
2.190% due 08/25/2035	1,668	1,690
2.228% due 04/25/2033	3,358	3,361
2.290% due 08/25/2035	99	99
2.314% due 04/25/2034	3,636	3,619
2.354% due 02/25/2033	627	605
2.360% due 02/25/2036	9,666	9,661
2.405% due 04/25/2033	1,770	1,783
2.437% due 08/25/2033	515	525
2.451% due 06/25/2035 ^	1,514	1,369
2.468% due 10/25/2033	24	25
2.475% due 08/25/2033	30	30
2.482% due 05/25/2034	15	14
2.498% due 05/25/2033	917	923
2.504% due 04/25/2033	145	148
2.505% due 05/25/2034	8	8
2.509% due 01/25/2035	232	226
2.515% due 03/25/2035	1,373	1,389
2.522% due 01/25/2035	1,040	1,005
2.580% due 03/25/2035	10,883	11,021
2.592% due 11/25/2034	5,332	5,187
2.597% due 04/25/2033	818	811
2.610% due 07/25/2034	917	904
2.625% due 01/25/2034	43	40
2.647% due 05/25/2034	87	84
2.656% due 03/25/2035	4,583	4,481
2.660% due 11/25/2034	1,125	1,132
2.663% due 09/25/2034	2,659	2,544
2.668% due 02/25/2033	95	90
2.674% due 08/25/2035 ^	6,417	5,642
2.686% due 01/25/2034	2,209	2,218
2.710% due 10/25/2035	9,479	9,498
2.730% due 04/25/2034	2,153	2,146
2.732% due 01/25/2034	3,501	3,605

2.738% due 03/25/2035	3,522	3,389
2.747% due 11/25/2030	2,070	1,974
2.758% due 07/25/2034	367	362
2.764% due 02/25/2047	6,075	4,863
2.786% due 02/25/2034	1,699	1,673
2.810% due 04/25/2034	72	71
2.920% due 12/25/2035	3,570	3,597
2.970% due 01/25/2035	212	214
3.013% due 11/25/2034	2,822	2,836
5.133% due 08/25/2035	2,887	2,583
5.417% due 02/25/2036	2,394	2,161
Bear Stearns ALT-A Trust
0.330% due 02/25/2034	3,837	3,464
0.370% due 02/25/2034	53	39
0.490% due 08/25/2036 ^	21,811	16,693
0.490% due 01/25/2047	6,770	4,904
0.510% due 08/25/2036	6,223	4,347
0.610% due 04/25/2035	2,080	1,952
0.650% due 02/25/2036	2,935	2,449
0.670% due 03/25/2035	583	574
0.850% due 09/25/2034	1,169	1,165
0.870% due 09/25/2034	2,532	2,468
2.059% due 10/25/2033	124	115
2.351% due 01/25/2036 ^	17,465	14,135
2.374% due 03/25/2036	24,634	17,277
2.387% due 12/25/2033	2,035	2,038
2.454% due 04/25/2035	18	17
2.465% due 09/25/2034	1,426	1,272
2.475% due 08/25/2034	121	122
2.482% due 02/25/2036 ^	1,920	1,432
2.484% due 08/25/2036 ^	6,462	3,902
2.488% due 05/25/2035	288	284
2.505% due 02/25/2034	135	130
2.551% due 03/25/2036	8,979	6,581
2.554% due 05/25/2035	1,217	1,205
2.590% due 11/25/2036	86	59
2.639% due 02/25/2034	3,891	3,993
2.653% due 11/25/2036	2,077	1,659
2.655% due 03/25/2036 ^	13,681	10,094
2.677% due 08/25/2036 ^	97	71
2.765% due 01/25/2035	3,778	3,104
2.799% due 05/25/2036 ^	13,256	9,344
4.334% due 11/25/2036 ^	10,089	7,801
4.921% due 07/25/2035 ^	17,390	14,512
5.038% due 11/25/2035 ^	8,991	6,911
5.401% due 05/25/2036 ^	14,870	11,353
5.402% due 12/25/2046 ^	1,170	878
Bear Stearns Commercial Mortgage Securities Trust
4.871% due 09/11/2042	79	80
5.116% due 02/11/2041	332	332
5.129% due 10/12/2042	150	154
5.331% due 02/11/2044	44,469	47,544
5.405% due 12/11/2040	461	474
5.435% due 03/11/2039	25,427	26,283
5.468% due 06/11/2041	3	3
5.655% due 06/11/2040	910	922
5.703% due 06/11/2050	686	691
5.704% due 09/11/2038	293	308
5.707% due 06/11/2040	246	252
7.000% due 05/20/2030	5,392	5,821
Bear Stearns Mortgage Securities, Inc.
2.640% due 06/25/2030	18	19
Bear Stearns Structured Products, Inc.
2.337% due 12/26/2046	4,191	3,284
2.591% due 01/26/2036	4,867	3,869
Bella Vista Mortgage Trust
0.415% due 05/20/2045	42	34
Chase Mortgage Finance Trust
2.426% due 12/25/2035 ^	12,712	11,722
2.455% due 12/25/2035 ^	5,817	5,320
2.464% due 02/25/2037	66	66
2.474% due 02/25/2037	809	805
2.479% due 03/25/2037	11,462	10,656
2.515% due 09/25/2036	1,320	1,136
2.535% due 02/25/2037	112	111
2.541% due 02/25/2037	758	749
2.569% due 02/25/2037	6,627	6,190
2.612% due 03/25/2037	9,471	7,984
5.138% due 03/25/2037	378	364
5.500% due 12/25/2022	9,314	9,149
5.500% due 03/25/2037	53	51
6.000% due 11/25/2036 ^	2,629	2,257
6.000% due 02/25/2037 ^	1,666	1,453
6.000% due 03/25/2037 ^	1,424	1,279
ChaseFlex Trust
0.305% due 06/25/2036	3,113	3,096

0.510% due 08/25/2037	14,685	9,945
0.670% due 06/25/2035	3,687	2,728
5.000% due 07/25/2037	3,621	3,191
6.000% due 02/25/2037 ^	2,829	2,495
6.350% due 08/25/2037 ^	1,939	1,565
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.320% due 01/25/2036	1,817	1,655
0.350% due 05/25/2036	2,171	1,901
0.380% due 10/25/2046	3,843	3,404
0.420% due 08/25/2035	959	883
Citicorp Mortgage Securities Trust
4.750% due 02/25/2020	981	985
5.500% due 08/25/2022	253	256
5.500% due 12/25/2022	112	113
5.500% due 02/25/2026	283	289
5.500% due 04/25/2037	1,135	1,166
5.750% due 09/25/2037	1,061	1,077
6.000% due 06/25/2036	6,031	6,291
6.000% due 08/25/2036	1,879	1,941
6.000% due 05/25/2037	4,483	4,564
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	350	371
5.710% due 12/10/2049	514	517
5.743% due 06/14/2050	400	429
5.771% due 03/15/2049	372	389
Citigroup Mortgage Loan Trust, Inc.
0.240% due 01/25/2037	854	623
0.970% due 08/25/2035 ^	4,471	3,859
1.930% due 09/25/2035	4,772	4,654
2.230% due 09/25/2035	11,339	11,332
2.280% due 09/25/2035	36,531	36,638
2.342% due 10/25/2046	6,752	5,426
2.500% due 10/25/2035	13,653	13,573
2.552% due 05/25/2035	2,893	2,800
2.556% due 08/25/2035	108	79
2.577% due 09/25/2034	802	807
2.583% due 12/25/2035 ^	3,310	2,552
2.587% due 02/25/2034	3,523	3,509
2.685% due 07/25/2037 ^	60	56
2.730% due 07/25/2046 ^	6,613	5,767
2.763% due 03/25/2037	4,986	3,952
5.500% due 11/25/2035 ^	3,696	3,438
5.960% due 04/25/2037	4,060	3,612
6.483% due 11/25/2037	4,545	3,788
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.226% due 07/15/2044	842	856
5.299% due 01/15/2046	29,565	30,415
5.300% due 01/15/2046	63,440	65,548
5.322% due 12/11/2049	34,250	36,289
5.617% due 10/15/2048	3,303	3,474
CitiMortgage Alternative Loan Trust
5.750% due 07/25/2022	1,847	1,869
6.000% due 09/25/2036	852	753
6.000% due 06/25/2037	1,992	1,662
6.000% due 06/25/2037 ^	11,062	9,225
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	111	121
Collateralized Mortgage Securities Corp.
8.000% due 08/25/2017	2	2
Commercial Mortgage Lease-Backed Certificates
6.746% due 06/20/2031	317	321
Commercial Mortgage Trust
2.972% due 08/10/2046	290	300
3.055% due 07/10/2045	150	156
4.210% due 08/10/2046	830	908
5.116% due 06/10/2044	216	218
5.543% due 12/11/2049	19,400	20,383
Community Program Loan Trust
4.500% due 04/01/2029	13,613	13,766
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	2,571	2,247
6.000% due 08/25/2037 ^	5,557	4,484
Countrywide Alternative Loan Trust
0.310% due 04/25/2047	14,171	11,977
0.330% due 12/25/2046 ^	5,600	5,598
0.340% due 11/25/2036	7,107	6,560
0.340% due 01/25/2037 ^	1,689	1,598
0.340% due 06/25/2046	2,574	2,509
0.350% due 05/25/2047	7,130	5,955
0.355% due 09/20/2046	33,455	27,237
0.355% due 03/20/2047	58,041	46,214
0.360% due 07/25/2046 ^	4,415	4,140
0.360% due 09/25/2046 ^	23,310	19,736
0.360% due 12/20/2046	83,045	63,560
0.370% due 06/25/2037	13	11
0.370% due 04/25/2047	12,307	10,097

0.375% due 03/20/2046	2,434	1,933
0.375% due 05/20/2046	1,435	1,054
0.375% due 07/20/2046 ^	26,081	18,235
0.380% due 05/25/2035	238	203
0.395% due 07/20/2035	96	85
0.400% due 08/25/2046 ^	65	43
0.420% due 06/25/2035	5,637	4,973
0.420% due 09/25/2046 ^	926	468
0.420% due 10/25/2046 ^	224	148
0.430% due 07/25/2035	4,755	4,123
0.430% due 12/25/2035	1,634	1,450
0.430% due 07/25/2036	29,738	17,480
0.430% due 07/25/2046 ^	616	299
0.440% due 05/25/2036 ^	104	78
0.450% due 12/25/2035	40	35
0.450% due 02/25/2037	4,282	3,383
0.450% due 10/25/2046	11,000	8,713
0.460% due 11/25/2035	3,849	3,104
0.487% due 11/20/2035	33,413	27,075
0.500% due 09/25/2035	2,146	1,817
0.520% due 09/25/2035	2,673	2,354
0.520% due 05/25/2036	5,751	3,740
0.520% due 06/25/2036 ^	3,056	2,106
0.520% due 05/25/2037 ^	342	217
0.550% due 08/25/2036	1,130	1,130
0.620% due 08/25/2033	3	3
0.640% due 09/25/2033	1,370	1,353
0.720% due 08/25/2034	55	51
0.720% due 10/25/2036 ^	5,313	3,962
0.735% due 06/25/2034	3,652	3,550
0.870% due 10/25/2035 ^	2,759	2,308
0.940% due 11/25/2035	565	476
0.970% due 12/25/2035	4,196	3,490
1.113% due 12/25/2035	901	755
1.113% due 02/25/2036	804	731
1.170% due 08/25/2035 ^	22,603	17,448
1.213% due 08/25/2035	310	213
1.270% due 02/25/2036 ^	8,662	7,258
1.513% due 08/25/2035	2,511	2,306
1.613% due 11/25/2035	1,772	1,470
2.153% due 11/25/2035	768	658
4.821% due 10/25/2035 ^	1,708	1,424
5.000% due 01/25/2035	18	18
5.250% due 10/25/2033	6,946	7,197
5.250% due 06/25/2035 ^	1,180	1,097
5.299% due 11/25/2035 ^	1,749	1,423
5.500% due 06/25/2035 ^	14,325	14,339
5.500% due 11/25/2035	9,879	8,787
5.500% due 11/25/2035 ^	5,388	4,769
5.500% due 12/25/2035	3,619	3,238
5.500% due 02/25/2036	3,253	2,909
5.750% due 03/25/2037 ^	1,798	1,594
5.750% due 07/25/2037 ^	323	289
6.000% due 10/25/2032	131	128
6.000% due 10/25/2033	513	539
6.000% due 12/25/2033	10	10
6.000% due 02/25/2034	9	9
6.000% due 03/25/2035 ^	420	358
6.000% due 03/25/2036	12,628	10,498
6.000% due 04/25/2036 ^	2,264	1,912
6.000% due 05/25/2036 ^	2,315	2,033
6.000% due 06/25/2036 ^	1,650	1,444
6.000% due 06/25/2036	487	439
6.000% due 08/25/2036 ^	8,405	7,436
6.000% due 11/25/2036 ^	137	119
6.000% due 01/25/2037 ^	17,171	14,640
6.000% due 02/25/2037 ^	10,947	8,837
6.000% due 02/25/2037	698	595
6.000% due 03/25/2037 ^	3,646	3,015
6.000% due 04/25/2037	6,908	5,637
6.000% due 05/25/2037 ^	653	555
6.000% due 08/25/2037	1,224	1,118
6.000% due 08/25/2037 ^	9,083	8,299
6.250% due 12/25/2033	147	158
6.250% due 11/25/2036	4,459	3,680
6.250% due 11/25/2036 ^	1,058	1,004
6.250% due 08/25/2037 ^	4,484	3,751
6.500% due 05/25/2036 ^	4,572	4,055
6.500% due 09/25/2036	1,991	1,812
6.500% due 08/25/2037 ^	11,073	7,981
6.500% due 09/25/2037 ^	2,662	2,169
19.334% due 07/25/2035	2,268	3,097
Countrywide Home Loan Mortgage Pass-Through Trust
0.400% due 05/25/2035	11,347	9,665
0.460% due 04/25/2035	16,111	14,321
0.470% due 05/25/2035	2,929	2,530

0.490% due 03/25/2035	391	343
0.500% due 02/25/2035	1,609	1,480
0.510% due 02/25/2035	336	305
0.510% due 03/25/2036	1,021	542
0.520% due 02/25/2036 ^	254	181
0.570% due 08/25/2018	240	235
0.710% due 03/25/2035	1,171	1,124
0.930% due 09/25/2034	23	21
1.073% due 04/25/2046 ^	9,900	5,653
1.934% due 06/19/2031	120	120
2.060% due 07/25/2034	2,501	2,483
2.125% due 07/19/2031	25	25
2.202% due 06/20/2034	948	907
2.313% due 02/20/2036 ^	21,239	19,469
2.319% due 02/20/2036 ^	301	267
2.330% due 02/20/2036	37	32
2.350% due 04/20/2035	9	9
2.369% due 01/20/2035	1,833	1,788
2.418% due 11/20/2034	399	385
2.418% due 11/25/2034	8,277	7,892
2.423% due 12/19/2033	83	85
2.432% due 11/20/2034	5,994	5,880
2.432% due 05/20/2036	26,359	21,873
2.442% due 08/25/2034	3,162	2,916
2.443% due 07/20/2034	824	823
2.459% due 10/19/2032	48	39
2.465% due 08/25/2034	5,060	4,415
2.466% due 02/20/2035	14,334	14,125
2.484% due 04/20/2035	562	503
2.522% due 11/19/2033	423	415
2.526% due 05/20/2036	2,715	2,216
2.528% due 04/20/2036 ^	3,591	2,950
2.538% due 09/25/2047 ^	4,376	3,931
2.550% due 03/25/2037 ^	1,392	1,111
2.581% due 02/25/2047 ^	1,489	1,244
2.583% due 10/25/2033	4,421	4,394
2.589% due 08/25/2034	261	242
2.640% due 11/25/2037	10,703	9,502
4.500% due 09/25/2035	4,221	4,133
4.663% due 04/25/2035 ^	5,821	5,271
4.826% due 10/25/2035 ^	6,936	6,010
4.932% due 02/20/2036 ^	403	364
5.000% due 09/25/2035	101	93
5.024% due 10/20/2035	1,611	1,466
5.500% due 12/25/2034	11,833	11,969
5.500% due 01/25/2035	753	768
5.500% due 03/25/2035	3,875	4,067
5.500% due 09/25/2035	7,136	6,720
5.500% due 09/25/2035 ^	4,187	4,110
5.500% due 10/25/2035	8,478	8,053
5.500% due 10/25/2035 ^	1,646	1,610
5.500% due 11/25/2035	1,498	1,452
5.500% due 11/25/2035 ^	14,159	13,511
5.500% due 04/25/2038	6,447	6,564
5.750% due 12/25/2035 ^	5,660	5,359
5.750% due 02/25/2037 ^	3,437	3,181
5.750% due 07/25/2037	1,865	1,771
6.000% due 05/25/2036	4,535	4,219
6.000% due 12/25/2036	351	320
6.000% due 02/25/2037 ^	18,291	17,581
6.000% due 03/25/2037 ^	1,320	1,199
6.000% due 07/25/2037	2,020	1,918
6.000% due 08/25/2037 ^	12,795	11,572
6.000% due 09/25/2037 ^	994	960
6.250% due 09/25/2036 ^	12,657	11,841
6.250% due 02/25/2038	3,512	3,215
Countrywide Home Loan Reperforming REMIC Trust
0.510% due 06/25/2035	4,305	3,858
5.725% due 01/25/2034	519	536
6.500% due 11/25/2034	1,645	1,733
7.500% due 11/25/2034	839	910
7.500% due 06/25/2035	2,349	2,425
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	131,692	139,909
5.383% due 02/15/2040	3,497	3,711
5.448% due 01/15/2049	72	71
5.460% due 09/15/2039	67,060	70,739
5.467% due 09/15/2039	24,564	25,871
5.702% due 06/15/2039	3,112	3,329
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032	530	492
0.910% due 06/25/2034	1,040	1,020
1.320% due 09/25/2034	3,652	3,034
1.928% due 10/25/2033	96	97
2.248% due 07/25/2033	4,209	4,169
2.275% due 06/25/2032	28	22

2.465% due 09/25/2034		2,991	2,987
2.472% due 08/25/2033		471	466
2.499% due 05/25/2034		4,808	4,781
4.832% due 04/15/2037		9,021	9,036
4.837% due 06/25/2032		21	21
5.100% due 08/15/2038		137	139
5.104% due 08/15/2038		152	153
5.500% due 09/25/2035		9,326	8,980
5.500% due 10/25/2035		2,787	2,710
6.000% due 11/25/2035 ^		49	42
6.500% due 04/25/2033		892	908
7.500% due 05/25/2032		108	116
7.500% due 12/25/2032		3	3
Credit Suisse Mortgage Capital Certificates
0.391% due 05/27/2037		2,700	2,286
2.346% due 07/27/2037		20,102	15,353
2.483% due 04/26/2038		2,500	2,442
2.703% due 04/28/2037		11,534	7,790
5.038% due 11/26/2035		3,541	3,603
5.383% due 02/15/2040		222	231
5.467% due 09/16/2039		19,800	20,639
5.467% due 12/16/2043		36,105	37,636
5.509% due 04/15/2047		40,150	41,340
5.547% due 06/10/2049		35,315	37,432
5.695% due 09/15/2040		21,700	23,238
5.773% due 12/16/2049		105,349	111,700
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^		1,577	889
5.863% due 02/25/2037 ^		4,127	2,277
6.000% due 07/25/2036		2,284	1,779
6.000% due 04/25/2037		2,596	2,255
7.000% due 08/25/2037		9,550	7,097
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		2,362	1,567
5.720% due 09/25/2036		2,399	1,852
6.172% due 06/25/2036 ^		3,675	2,323
DBUBS Mortgage Trust
3.386% due 07/10/2044		40,171	41,309
3.642% due 08/10/2044		530	547
3.742% due 11/10/2046		446	457
4.528% due 11/10/2046		300	324
Deco Pan Europe Ltd.
0.295% due 04/27/2018	EUR	15,066	17,950
DECO SRL
1.531% due 02/22/2026		4,735	5,738
Deco UK PLC
0.717% due 01/27/2020	GBP	10,667	16,278
Deutsche ALT-A Securities, Inc.
0.270% due 08/25/2037		$14,119	10,425
0.290% due 08/25/2036		8,216	6,439
0.320% due 02/25/2047		11,172	7,711
0.370% due 02/25/2047		13,876	11,319
0.500% due 02/25/2036		30,205	24,006
2.742% due 10/25/2035		3,039	2,887
5.000% due 10/25/2018		97	100
5.013% due 10/25/2035		6,949	5,979
5.500% due 12/25/2035 ^		2,483	2,085
Deutsche ALT-B Securities, Inc.
0.270% due 10/25/2036 ^		17	11
5.869% due 10/25/2036 ^		2,069	1,721
5.886% due 10/25/2036 ^		2,069	1,723
6.005% due 10/25/2036 ^		1,556	1,304
6.300% due 07/25/2036 ^		2,191	1,691
Deutsche Mortgage & Asset Receiving Corp.
0.410% due 11/27/2036		8,800	7,406
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021		93	79
Downey Savings & Loan Association Mortgage Loan Trust
0.344% due 04/19/2047 ^		1,824	479
0.984% due 09/19/2044		180	175
2.491% due 07/19/2044		48	48
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		1	1
EMF-NL BV
2.081% due 10/17/2041	EUR	24,719	30,207
EMF-NL Prime BV
0.881% due 04/17/2041		9,063	10,386
Eurosail PLC
1.581% due 10/17/2040		3,886	4,688
Extended Stay America Trust
2.958% due 12/05/2031		$300	305
First Horizon Alternative Mortgage Securities Trust
0.540% due 02/25/2037		47	27
0.670% due 06/25/2035		7,525	6,229
2.188% due 08/25/2034		1,245	1,232
2.200% due 08/25/2035		4,754	4,214

2.207% due 06/25/2034		8,206	8,069
2.216% due 01/25/2037		14,115	11,502
2.225% due 03/25/2035		94	76
2.240% due 09/25/2035		7,533	6,631
2.316% due 06/25/2036		8,058	6,282
5.500% due 05/25/2035		5,446	5,230
5.500% due 06/25/2035 ^		7,015	6,435
6.000% due 07/25/2036 ^		4,590	3,893
6.250% due 08/25/2037 ^		1,320	1,044
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		299	270
First Horizon Mortgage Pass-Through Trust
0.440% due 02/25/2035		35	32
2.392% due 11/25/2037		10,132	8,796
2.466% due 06/25/2035		2,699	2,613
2.534% due 02/25/2034		55	55
2.553% due 11/25/2034		4,596	4,618
2.555% due 01/25/2037 ^		128	111
2.561% due 08/25/2034		1,298	1,305
2.564% due 10/25/2035 ^		11,986	10,579
2.568% due 06/25/2035		4,555	4,272
2.603% due 10/25/2035		2,569	2,532
2.612% due 08/25/2035		4,201	3,907
2.662% due 04/25/2035		5,971	6,010
2.829% due 05/25/2035		1,092	1,020
4.925% due 10/25/2036		1,217	1,165
4.968% due 11/25/2035 ^		3,346	3,074
5.250% due 05/25/2021 ^		305	262
5.300% due 09/25/2035		6,254	6,168
5.500% due 01/25/2035		1,166	1,211
5.750% due 02/25/2036 ^		1,242	1,151
6.250% due 11/25/2036		11,206	11,282
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		245	254
First Republic Bank Mortgage Pass-Through Certificates
0.650% due 06/25/2030		978	981
First Republic Mortgage Loan Trust
0.461% due 08/15/2032		229	219
0.511% due 11/15/2031		245	229
0.661% due 11/15/2030		38	34
0.961% due 11/15/2032		39	38
Forest Finance PLC
0.320% due 05/12/2018	EUR	3,348	4,039
Fosse Master Issuer PLC
1.281% due 10/18/2054		3,322	4,022
Four Times Square Trust Commercial Mortgage Pass-Through Certificates
5.401% due 12/13/2028		$200	229
FREMF Mortgage Trust
0.200% due 09/25/2043 (a)		1,101,914	9,171
3.883% due 01/25/2047		100	101
GE Capital Commercial Mortgage Corp.
5.312% due 11/10/2045		845	847
GMAC Commercial Mortgage Securities, Inc.
5.301% due 08/10/2038		26	26
GMAC Mortgage Corp. Loan Trust
2.828% due 04/19/2036		9,661	8,675
2.891% due 06/19/2035		535	538
2.926% due 06/25/2034		32	31
3.000% due 06/25/2034		39	38
4.566% due 05/25/2035		4,168	4,028
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		69	67
8.950% due 08/20/2017		8	8
Granite Master Issuer PLC
0.205% due 12/20/2054	EUR	5,645	6,787
0.224% due 12/17/2054		880	1,059
0.225% due 12/20/2054		8,803	10,586
0.245% due 12/20/2054		8,231	9,901
0.342% due 12/17/2054		$2,359	2,342
0.345% due 12/20/2054		70	70
0.365% due 12/20/2054		32,344	32,078
0.425% due 12/20/2054		2,017	2,004
0.694% due 12/20/2054	GBP	1,338	2,070
0.723% due 12/17/2054		11,487	17,787
0.724% due 12/20/2054		29,403	45,470
0.744% due 12/20/2054		20,846	32,250
0.824% due 12/20/2054		10,014	15,523
Granite Mortgages PLC
0.399% due 03/20/2044	EUR	307	371
0.461% due 01/20/2044		2,377	2,877
0.567% due 03/20/2044		$169	168
0.631% due 01/20/2044		1,330	1,323
0.731% due 07/20/2043		156	156
0.840% due 06/20/2044	GBP	6,390	9,940
0.880% due 03/20/2044		1,140	1,774
0.880% due 06/20/2044		12,782	19,887

0.920% due 09/20/2044		2,559	3,984
0.938% due 01/20/2044		11,309	17,613
0.940% due 09/20/2044		889	1,384
1.038% due 07/20/2043		427	665
Great Hall Mortgages PLC
0.212% due 03/18/2039	EUR	2,594	3,007
0.373% due 06/18/2039		$31,818	30,248
0.690% due 03/18/2039	GBP	75,575	112,686
0.700% due 06/18/2039		20,654	30,633
Greenpoint Mortgage Funding Trust
0.370% due 10/25/2046		$819	559
0.370% due 12/25/2046 ^		687	394
0.440% due 04/25/2036 ^		128	56
0.440% due 11/25/2045		518	408
0.510% due 10/25/2046		733	401
0.610% due 06/25/2045		952	836
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037		64,453	65,181
5.381% due 03/10/2039		4,316	4,331
5.444% due 03/10/2039		84,441	90,150
GS Mortgage Securities Corp.
2.943% due 02/10/2046		370	371
4.761% due 07/10/2039		6,015	6,041
GS Mortgage Securities Trust
2.999% due 08/10/2044		30	31
3.679% due 08/10/2043		261	271
4.038% due 07/10/2046		400	437
4.243% due 08/10/2046		80	88
5.553% due 04/10/2038		70	72
GSMPS Mortgage Loan Trust
0.520% due 03/25/2035		2,931	2,584
0.520% due 09/25/2035		8,281	7,125
7.500% due 06/25/2043		3,919	4,320
GSR Mortgage Loan Trust
0.470% due 07/25/2035		351	291
0.520% due 01/25/2034		135	115
1.850% due 04/25/2032		140	129
1.890% due 03/25/2033		30	29
2.216% due 06/25/2034		594	557
2.465% due 11/25/2035 ^		5,334	4,526
2.574% due 04/25/2036		141	128
2.599% due 05/25/2034		1,832	1,817
2.599% due 12/25/2034		3,395	3,323
2.629% due 01/25/2036 ^		271	253
2.652% due 04/25/2035		4,420	4,418
2.669% due 09/25/2035		68,997	69,442
2.687% due 09/25/2035		180	182
2.715% due 04/25/2035		606	592
2.739% due 03/25/2037 ^		11,652	10,067
2.757% due 12/25/2034		28	27
2.814% due 01/25/2035		3,910	3,867
5.000% due 05/25/2036		1,560	1,521
5.000% due 05/25/2037		16	14
5.195% due 05/25/2035		4,182	4,076
5.226% due 07/25/2035		2,362	2,342
5.500% due 06/25/2035		7,816	8,140
5.500% due 06/25/2036		4,236	4,034
5.500% due 01/25/2037		8,412	8,392
5.750% due 02/25/2036		2,138	2,120
5.750% due 02/25/2037		4,514	4,240
6.000% due 08/25/2021		326	324
6.000% due 03/25/2032		13	13
6.000% due 11/25/2035 ^		21,484	18,993
6.000% due 02/25/2036		12,071	11,038
6.000% due 01/25/2037		9,061	8,710
6.000% due 03/25/2037		14,129	12,890
6.000% due 05/25/2037		6,843	6,444
6.000% due 07/25/2037		712	650
6.250% due 09/25/2036		1,651	1,532
6.500% due 09/25/2036		5,754	4,893
HarborView Mortgage Loan Trust
0.294% due 03/19/2037		16,930	14,450
0.314% due 01/25/2047		4,769	3,763
0.344% due 07/19/2046		36,207	23,403
0.354% due 09/19/2037		23,178	18,134
0.354% due 01/19/2038		7,699	6,581
0.355% due 07/21/2036		3,649	3,012
0.364% due 09/19/2046		6,350	4,998
0.374% due 11/19/2036		155	116
0.384% due 05/19/2035		15,034	12,592
0.404% due 06/19/2035		2,236	1,961
0.444% due 02/19/2036		11,347	8,582
0.464% due 04/19/2034		1,460	1,329
0.474% due 11/19/2035		20,221	17,196
0.484% due 01/19/2035		2,639	2,223
0.505% due 06/20/2035		5,004	4,811

0.514% due 01/19/2035		5,148	3,785
0.724% due 06/19/2034		1,142	1,069
0.884% due 01/19/2035		577	518
0.904% due 02/19/2034		2	2
0.964% due 11/19/2034		212	162
1.170% due 10/25/2037		2,694	2,381
2.331% due 04/19/2034		45	45
2.483% due 05/19/2033		61	62
2.513% due 06/19/2045		18,417	12,135
2.602% due 07/19/2035		742	677
2.648% due 12/19/2035 ^		5,061	4,503
2.711% due 07/19/2035		87	78
3.135% due 06/19/2036		9,316	6,631
3.403% due 06/19/2036 ^		6,085	4,104
4.853% due 08/19/2036 ^		2,426	2,217
Hercules Eclipse PLC
0.797% due 10/25/2018	GBP	24,215	37,300
HomeBanc Mortgage Trust
0.350% due 12/25/2036		$5,489	4,781
0.430% due 01/25/2036		4,467	3,867
0.910% due 12/25/2034		6,041	5,807
1.030% due 08/25/2029		2,998	2,876
2.256% due 04/25/2037 ^		3,807	2,345
5.287% due 04/25/2037 ^		5,831	4,756
Homestar Mortgage Acceptance Corp.
0.620% due 07/25/2034		3,149	3,130
HSI Asset Securitization Corp. Trust
0.390% due 11/25/2035		21,665	13,801
Impac CMB Trust
0.910% due 11/25/2034		2,359	2,257
0.930% due 10/25/2033		40	39
0.950% due 10/25/2034		1,095	1,032
1.170% due 07/25/2033		881	829
4.636% due 09/25/2034		340	346
Impac Secured Assets Trust
0.340% due 01/25/2037		16,058	13,450
0.970% due 11/25/2034		748	745
2.918% due 07/25/2035		1,324	983
IndyMac Adjustable Rate Mortgage Trust
1.707% due 01/25/2032		474	458
1.717% due 01/25/2032		75	70
2.197% due 08/25/2031		398	398
IndyMac Mortgage Loan Trust
0.310% due 04/25/2037		9,495	8,817
0.330% due 04/25/2037		3,075	2,707
0.350% due 02/25/2037		25,953	17,934
0.350% due 07/25/2047		12,285	9,512
0.360% due 04/25/2037		1,574	1,147
0.360% due 09/25/2046		20,172	17,358
0.365% due 05/25/2046		175	150
0.370% due 11/25/2046		819	569
0.370% due 06/25/2047		10,621	8,248
0.380% due 04/25/2046		6,945	5,537
0.400% due 04/25/2035		392	346
0.410% due 07/25/2035		3,373	3,073
0.410% due 06/25/2037		12,043	10,659
0.470% due 07/25/2035		20,028	17,920
0.470% due 11/25/2035 ^		872	528
0.470% due 06/25/2037 ^		1,402	783
0.810% due 07/25/2045		108	96
0.950% due 05/25/2034		11	10
0.970% due 11/25/2034		70	65
0.990% due 11/25/2034		2,056	1,707
2.056% due 06/25/2037 ^		4,266	3,273
2.261% due 06/25/2037		9,900	5,853
2.348% due 07/25/2037		1,991	1,294
2.352% due 01/25/2036		9,190	7,525
2.405% due 08/25/2035		99	86
2.446% due 01/25/2036		13,674	12,889
2.460% due 01/25/2035		185	173
2.519% due 10/25/2034		4,370	4,195
2.546% due 03/25/2036		4,796	3,771
2.565% due 04/25/2037		10,925	8,256
2.579% due 01/25/2036		1,179	983
2.615% due 06/25/2035 ^		1,503	1,300
2.669% due 04/25/2037 ^		22,807	16,562
2.735% due 02/25/2035		692	596
2.899% due 05/25/2036		4,764	3,622
4.523% due 08/25/2035		15,812	13,089
4.523% due 08/25/2035 ^		884	732
4.533% due 09/25/2035		2,004	1,746
4.533% due 09/25/2035 ^		213	12
4.654% due 10/25/2035		920	786
4.946% due 08/25/2037		15,655	13,925
4.950% due 08/25/2036		2,703	2,683
6.250% due 11/25/2037 ^		2,022	1,822

JPMorgan Alternative Loan Trust
0.265% due 09/25/2036 ^	6,888	6,111
0.310% due 03/25/2037	2,512	1,837
0.340% due 08/25/2036	20,076	17,623
2.763% due 05/25/2037 ^	10,731	8,163
3.049% due 11/25/2036 ^	2,798	2,368
3.169% due 12/25/2036	23,502	19,229
5.683% due 05/26/2037	54,133	48,710
6.050% due 05/25/2036	1,742	1,581
JPMorgan Chase Commercial Mortgage Securities Trust
2.072% due 12/15/2047	180	182
2.749% due 11/15/2043	478	483
3.341% due 07/15/2046	6,457	6,637
3.616% due 11/15/2043	400	419
3.673% due 02/15/2046	22,554	23,273
3.853% due 06/15/2043	12,029	12,091
4.106% due 07/15/2046	500	535
4.388% due 02/15/2046	700	754
4.678% due 07/15/2042	30	30
4.918% due 10/15/2042	175	177
4.936% due 08/15/2042	172	174
5.243% due 01/12/2043	24,984	25,547
5.335% due 08/12/2037	4,730	4,736
5.336% due 05/15/2047	156,947	166,813
5.399% due 05/15/2045	2,065	2,174
5.420% due 01/15/2049	69,356	74,134
5.440% due 06/12/2047	3,978	4,233
5.681% due 02/12/2049	1,808	1,885
5.698% due 02/12/2049	79,566	85,484
5.787% due 06/15/2049	3,500	3,763
5.865% due 04/15/2045	43,365	45,312
5.882% due 02/15/2051	33,040	35,813
JPMorgan Mortgage Trust
1.990% due 11/25/2033	30	29
1.990% due 02/25/2034	755	753
2.140% due 07/27/2037	21,008	18,262
2.354% due 11/25/2035	3,618	3,464
2.382% due 10/25/2035	1,394	1,145
2.408% due 08/25/2035	9,835	9,768
2.408% due 02/25/2036	206	184
2.424% due 10/25/2035	3,447	3,028
2.465% due 08/25/2036	6,713	5,793
2.477% due 10/25/2035	168	168
2.489% due 07/25/2035	1,499	1,512
2.510% due 07/25/2035	3,627	3,608
2.527% due 08/25/2035 ^	5,383	5,280
2.531% due 07/25/2035	4,098	4,083
2.532% due 06/25/2035	918	873
2.537% due 10/25/2036	8,124	7,353
2.550% due 08/25/2035	3,077	3,046
2.552% due 07/25/2035	6,214	6,306
2.568% due 10/25/2035	3,301	3,322
2.576% due 07/25/2035	2,382	2,418
2.581% due 07/25/2035	14,418	14,454
2.596% due 04/25/2035	418	423
2.609% due 04/25/2036	8,065	7,907
2.636% due 02/25/2035	3,789	3,724
2.650% due 02/25/2036	35	32
2.781% due 05/25/2036	7,688	7,116
2.799% due 10/25/2036	96	88
4.750% due 04/25/2037 ^	999	865
5.000% due 08/25/2020	4,160	4,328
5.025% due 09/25/2035	987	974
5.027% due 06/25/2035	7,740	7,638
5.028% due 11/25/2035	6,376	6,115
5.070% due 06/25/2035	8,998	8,914
5.076% due 04/25/2036	9,238	8,743
5.238% due 07/25/2035	899	902
5.500% due 03/25/2022	982	983
5.500% due 07/25/2036	2,163	2,076
5.883% due 10/25/2036	282	263
6.000% due 01/25/2036	14,968	13,845
6.000% due 01/25/2037 ^	27,564	25,094
6.500% due 07/25/2036	5,715	4,838
6.500% due 08/25/2036 ^	1,354	1,159
JPMorgan Resecuritization Trust
2.699% due 05/27/2036	5,567	5,637
Lanark Master Issuer PLC
1.633% due 12/22/2054	3,171	3,202
Lavender Trust
6.250% due 10/26/2036	10,359	9,059
LB Mortgage Trust
8.512% due 01/20/2017	800	804
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031	43	44
4.739% due 07/15/2030	101	102

5.300% due 11/15/2038	375	381
5.430% due 02/15/2040	31,869	34,137
5.858% due 07/15/2040	80	84
5.866% due 09/15/2045	37,281	41,011
Leek Finance PLC
0.467% due 12/21/2038	178	185
Lehman Mortgage Trust
0.490% due 08/25/2036 ^	15,820	12,223
0.820% due 06/25/2037	1,341	1,048
5.000% due 12/25/2035 ^	877	832
5.471% due 01/25/2036	8,453	7,962
5.500% due 01/25/2036	2,119	1,858
5.680% due 12/25/2035	9,870	8,415
6.000% due 07/25/2036 ^	10,463	8,206
6.000% due 09/25/2036	4,124	3,395
6.152% due 04/25/2036	1,764	1,685
Lehman XS Trust
0.275% due 07/25/2037	9,253	6,933
0.330% due 03/25/2047	14,183	10,909
0.340% due 12/25/2036 ^	3,106	2,444
0.360% due 11/25/2046	483	392
0.370% due 08/25/2046	25,165	20,942
0.430% due 02/25/2046	5,530	4,112
0.440% due 12/25/2035	103	93
1.070% due 08/25/2047	17,019	12,058
1.655% due 07/25/2035	8,463	8,227
Luminent Mortgage Trust
0.330% due 11/25/2036 ^	479	394
0.340% due 12/25/2036	14,744	11,891
0.350% due 12/25/2036	5,284	4,166
0.370% due 02/25/2046	114	87
0.410% due 04/25/2036	22,037	14,705
MASTR Adjustable Rate Mortgages Trust
0.380% due 04/25/2046	9,342	7,120
0.380% due 05/25/2047	2,575	2,397
0.410% due 05/25/2037	1,602	1,092
0.470% due 05/25/2047 ^	828	547
2.165% due 12/25/2033	73	73
2.242% due 07/25/2035	2,334	2,031
2.420% due 05/25/2034	288	282
2.484% due 12/25/2033	243	241
2.500% due 10/25/2032	964	965
2.568% due 12/25/2034	8,239	7,972
2.639% due 11/21/2034	26,268	26,819
2.679% due 03/25/2035	962	861
2.969% due 10/25/2034	5,557	5,303
MASTR Alternative Loan Trust
0.570% due 03/25/2036	8,863	2,543
MASTR Asset Securitization Trust
5.750% due 05/25/2036	14,982	14,911
MASTR Reperforming Loan Trust
0.530% due 07/25/2035	5,151	4,504
7.000% due 08/25/2034	3,385	3,471
7.000% due 05/25/2035	929	943
MASTR Seasoned Securitization Trust
6.241% due 09/25/2017	1,094	1,127
6.500% due 08/25/2032	7,464	8,125
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.861% due 11/15/2031	4,954	4,824
0.901% due 09/15/2030	1,480	1,469
1.041% due 11/15/2031	96	85
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.601% due 12/15/2030	1,304	1,251
0.641% due 06/15/2030	7,727	7,411
1.021% due 08/15/2032	175	167
2.609% due 10/20/2029	3,023	3,062
Merrill Lynch Alternative Note Asset Trust
0.280% due 03/25/2037	1,279	661
0.340% due 02/25/2037	5,416	5,068
0.470% due 03/25/2037	3,385	1,788
2.688% due 06/25/2037 ^	2,724	2,017
6.000% due 05/25/2037	11,344	9,074
Merrill Lynch Mortgage Investors Trust
0.420% due 11/25/2035	2,465	2,345
0.420% due 08/25/2036	632	613
0.440% due 04/25/2035	1,700	1,640
0.450% due 08/25/2035	1,260	1,255
0.790% due 10/25/2028	124	122
0.815% due 11/25/2029	467	453
0.830% due 06/25/2028	1,761	1,695
0.830% due 04/25/2029	1,218	1,161
0.910% due 03/25/2028	99	97
0.950% due 03/25/2028	50	46
0.989% due 10/25/2028	76	74
1.050% due 11/25/2029	620	602
1.832% due 12/25/2032	554	556

1.941% due 01/25/2029		131	131
2.161% due 12/25/2034		1,508	1,496
2.196% due 05/25/2033		5,294	5,150
2.221% due 02/25/2033		46	44
2.350% due 10/25/2035		12,673	12,799
2.358% due 05/25/2036		8,417	8,406
2.375% due 12/25/2035		2,287	2,148
2.402% due 09/25/2035		8,510	8,473
2.408% due 02/25/2034		17	17
2.457% due 08/25/2034		1,621	1,669
2.472% due 02/25/2035		13,124	13,126
2.475% due 02/25/2036		6,860	6,427
2.476% due 06/25/2035		19,310	18,823
2.510% due 12/25/2035		2,492	2,370
2.519% due 12/25/2034		97	96
2.538% due 06/25/2037		2,202	2,128
2.561% due 07/25/2035		1,052	941
2.694% due 11/25/2035		9,558	9,518
2.791% due 05/25/2033		19	18
5.250% due 08/25/2036		16,811	17,617
5.401% due 12/25/2035		6,683	6,250
6.720% due 11/15/2026		5	5
Merrill Lynch Mortgage Trust
4.949% due 07/12/2038		5,057	5,054
5.204% due 09/12/2042		10,176	10,173
5.835% due 06/12/2050		4,179	4,203
Merrill Lynch Mortgage-Backed Securities Trust
2.797% due 04/25/2037 ^		8,510	7,200
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		6,774	7,174
5.414% due 07/12/2046		278	293
5.485% due 03/12/2051		34,620	37,214
5.700% due 09/12/2049		52,117	56,439
5.743% due 06/12/2050		29,150	31,520
5.882% due 08/12/2049		8,832	9,645
Morgan Stanley Bank of America Merrill Lynch Trust
2.918% due 02/15/2046		220	221
3.085% due 08/15/2046		620	645
4.083% due 07/15/2046		750	816
4.217% due 08/15/2046		580	636
Morgan Stanley Capital Trust
3.884% due 09/15/2047		2,010	2,051
5.206% due 11/14/2042		266	270
5.412% due 03/12/2044		662	679
5.439% due 02/12/2044		2,824	2,841
5.569% due 12/15/2044		26,700	28,718
5.592% due 04/12/2049		852	858
5.610% due 04/15/2049		8,502	8,536
5.649% due 12/15/2044		555	555
5.692% due 04/15/2049		58,600	63,181
Morgan Stanley Dean Witter Capital, Inc. Trust
5.500% due 04/25/2017		3	3
Morgan Stanley Mortgage Loan Trust
0.240% due 01/25/2047		7	7
0.430% due 03/25/2036		3,368	2,595
0.450% due 01/25/2036		20,764	15,721
0.460% due 12/25/2035		77	65
0.470% due 03/25/2035		60	55
0.480% due 01/25/2035		17	16
0.490% due 01/25/2035		8,077	7,736
2.180% due 06/25/2036		2,772	2,663
2.362% due 07/25/2035		2,918	2,534
2.496% due 06/25/2037		1,077	730
2.510% due 11/25/2037		21,596	17,596
2.514% due 07/25/2035		1,153	1,073
2.938% due 09/25/2035		6,087	5,048
4.901% due 06/25/2036		19,992	14,288
5.701% due 02/25/2047		2,808	2,204
6.000% due 02/25/2036 ^		1,318	1,305
6.000% due 10/25/2037 ^		2,745	2,234
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		35,386	33,361
5.796% due 08/12/2045		120,468	129,307
5.796% due 08/15/2045		71,018	76,228
MortgageIT Trust
0.950% due 02/25/2035		1,660	1,571
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034		1,125	1,209
New York Mortgage Trust
2.630% due 05/25/2036		22,962	20,887
Newgate Funding PLC
0.682% due 12/15/2050	EUR	103,864	121,339
Nomura Asset Acceptance Corp.
0.390% due 05/25/2035		$205	205
0.670% due 05/25/2035		4,000	2,566
2.655% due 10/25/2035		194	178

4.056% due 02/25/2036 ^		642	536
5.820% due 03/25/2047		1,794	1,826
6.138% due 03/25/2047		1,648	1,677
6.872% due 02/19/2030		1,414	1,416
Nomura Resecuritization Trust
0.596% due 08/27/2047		70,972	68,238
Ocwen Residential MBS Corp.
7.000% due 10/25/2040 ^		21	0
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		3	3
Paragon Mortgages PLC
0.800% due 10/15/2041	GBP	2,226	3,262
0.915% due 05/15/2041		24,816	36,900
0.940% due 04/16/2035		5,615	8,362
PHH Alternative Mortgage Trust
0.330% due 02/25/2037		$12,710	10,367
Prime Mortgage Trust
0.570% due 02/25/2019		24	24
0.570% due 02/25/2034		3,251	3,072
0.670% due 02/25/2035		12,609	12,011
5.000% due 02/25/2019		1	1
6.000% due 06/25/2036		3,744	3,600
Provident Funding Mortgage Loan Trust
2.465% due 10/25/2035		3,602	3,640
2.481% due 04/25/2034		4,555	4,559
2.486% due 04/25/2034		1,030	1,033
RAAC Trust
0.540% due 09/25/2034		1,086	1,045
RBSSP Resecuritization Trust
0.390% due 10/27/2036		4,659	3,756
0.410% due 08/27/2037		6,829	4,636
0.440% due 09/27/2037		9,301	5,853
0.500% due 02/27/2037		5,479	4,219
0.670% due 09/26/2036		486	472
3.000% due 06/26/2037		3,387	3,409
Regal Trust
2.167% due 09/29/2031		283	267
Resecuritization Mortgage Trust
0.420% due 04/26/2021		1	1
Residential Accredit Loans, Inc. Trust
0.300% due 02/25/2037		21,095	17,925
0.310% due 01/25/2037		12,728	10,438
0.320% due 02/25/2037		5,336	4,033
0.320% due 02/25/2047		41,280	23,876
0.350% due 05/25/2036		28,416	23,087
0.350% due 09/25/2036		5,449	4,272
0.350% due 06/25/2046		97,881	44,497
0.355% due 12/25/2036		63	49
0.360% due 07/25/2036		7,021	5,545
0.360% due 08/25/2036		12,611	9,391
0.360% due 09/25/2036		113	89
0.360% due 12/25/2036		6,436	5,491
0.370% due 10/25/2046		19,888	13,546
0.370% due 05/25/2047		5,379	4,457
0.380% due 06/25/2037		3,640	2,759
0.380% due 04/25/2046		19,152	9,767
0.440% due 02/25/2046		3,140	1,863
0.470% due 01/25/2035		125	121
0.470% due 08/25/2035		818	637
0.500% due 03/25/2037		1,978	731
0.570% due 01/25/2033		9	8
0.570% due 08/25/2036		312	209
0.570% due 11/25/2036 ^		3,155	1,987
0.710% due 03/25/2034		1,504	1,421
0.820% due 07/25/2033		113	106
0.913% due 09/25/2046 ^		5,690	3,852
1.473% due 09/25/2045		707	577
2.932% due 04/25/2035		8,549	8,481
3.170% due 08/25/2035 ^		1,931	1,060
3.406% due 09/25/2035 ^		1,543	1,258
3.561% due 12/25/2035		23,063	19,467
3.571% due 02/25/2036 ^		1,653	1,202
3.762% due 01/25/2036 ^		16,542	13,348
5.250% due 09/25/2020		13,164	13,139
5.750% due 01/25/2034		6,173	6,396
6.000% due 06/25/2036		97	82
6.000% due 08/25/2036 ^		4,011	3,222
6.000% due 08/25/2036		4,361	3,502
6.000% due 09/25/2036 ^		4,247	3,421
6.000% due 09/25/2036		3,622	2,918
6.000% due 11/25/2036 ^		4,203	3,355
6.250% due 03/25/2037 ^		3,270	2,679
6.500% due 09/25/2037 ^		3,888	3,060
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		368	417

Residential Asset Securitization Trust
0.570% due 01/25/2046 ^		17,993	9,562
0.620% due 12/25/2036 ^		668	247
0.670% due 03/25/2035		13,632	10,610
5.000% due 08/25/2019		1,819	1,876
5.500% due 08/25/2034		176	179
5.500% due 06/25/2035 ^		978	890
5.750% due 02/25/2036 ^		1,366	1,150
6.000% due 03/25/2037 ^		6,448	4,672
6.000% due 04/25/2037		529	460
6.000% due 05/25/2037 ^		336	299
6.000% due 07/25/2037		1,760	1,305
6.250% due 08/25/2036		215	201
6.250% due 10/25/2036 ^		646	574
6.250% due 11/25/2036		2,778	1,987
6.250% due 09/25/2037 ^		2,808	2,028
6.500% due 08/25/2036		1,873	1,308
6.500% due 09/25/2036		1,867	1,412
6.500% due 04/25/2037		31,426	19,320
Residential Funding Mortgage Securities, Inc. Trust
0.570% due 07/25/2018		44	43
2.735% due 11/25/2035		1,662	1,462
2.976% due 09/25/2035 ^		199	158
3.225% due 02/25/2036 ^		5,959	5,352
3.392% due 02/25/2037		6,214	4,976
3.797% due 07/27/2037		19,187	16,223
4.953% due 06/25/2035		2,093	2,055
5.250% due 07/25/2035		4,065	4,215
5.500% due 12/25/2034		1,600	1,604
6.000% due 06/25/2036 ^		3,295	3,054
6.000% due 07/25/2036 ^		3,853	3,537
6.000% due 10/25/2036		16,208	14,355
6.000% due 06/25/2037		1,670	1,518
6.500% due 03/25/2032		223	232
ResLoc UK PLC
0.780% due 12/15/2043	GBP	4,268	5,989
RMAC Securities PLC
0.233% due 06/12/2044	EUR	3,118	3,517
0.710% due 06/12/2044	GBP	46,362	67,557
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$42,758	44,861
5.331% due 02/16/2044		17,280	18,286
5.336% due 05/16/2047		28,459	29,630
5.420% due 01/16/2049		26,452	27,756
5.467% due 09/16/2039		6,779	7,067
5.692% due 04/16/2049		26,300	28,001
5.695% due 09/16/2040		7,500	8,031
5.941% due 02/16/2051		41,984	43,838
6.040% due 12/16/2049		33,613	35,606
6.068% due 09/17/2039		2,386	2,595
6.068% due 02/17/2051		10,000	10,037
Salomon Brothers Mortgage Securities, Inc.
0.670% due 05/25/2032		98	94
7.000% due 12/25/2018		27	29
Santa Barbara Savings and Loan Association
9.500% due 11/20/2018		41	42
Securitized Asset Sales, Inc.
0.477% due 11/26/2023		79	68
Sequoia Mortgage Trust
0.375% due 06/20/2036		3,259	2,890
0.515% due 07/20/2033		327	309
0.825% due 06/20/2033		29	29
0.830% due 05/20/2034		3,996	3,838
0.843% due 05/20/2034		859	827
0.864% due 10/19/2026		208	205
0.925% due 10/20/2027		132	125
0.965% due 10/20/2027		1,772	1,740
0.989% due 09/20/2033		1,202	1,177
2.106% due 02/25/2040		461	455
2.336% due 01/20/2047 ^		3,893	3,390
2.641% due 04/20/2035		13,198	13,136
2.657% due 09/20/2046		8,236	6,889
2.721% due 01/20/2047 ^		5,476	4,872
Silenus European Loan Conduit Ltd.
0.228% due 05/15/2019	EUR	8,897	10,645
Structured Adjustable Rate Mortgage Loan Trust
0.390% due 06/25/2037		$20,989	18,613
0.470% due 09/25/2034		3,193	2,856
0.470% due 10/25/2035		2,664	2,494
0.470% due 08/25/2036		11,488	8,975
0.490% due 10/25/2035		16,954	14,417
0.635% due 06/25/2035		298	299
1.515% due 01/25/2035		346	279
1.832% due 10/25/2037 ^		1,146	763
2.383% due 12/25/2034		182	181
2.398% due 03/25/2034		3,381	3,404

2.404% due 06/25/2035	3,652	3,436
2.415% due 09/25/2034	46	47
2.424% due 12/25/2035	10,155	8,643
2.430% due 05/25/2034	250	250
2.455% due 08/25/2034	1,598	1,560
2.457% due 07/25/2034	2,024	2,026
2.462% due 11/25/2034	1,377	1,361
2.467% due 04/25/2034	4,536	4,551
2.476% due 02/25/2036	3,587	2,888
2.485% due 01/25/2035	1,702	1,640
2.485% due 11/25/2035 ^	1,038	828
2.493% due 09/25/2035	4,014	3,608
2.511% due 03/25/2034	138	136
2.514% due 08/25/2035	86	79
2.515% due 02/25/2036 ^	21,943	18,526
2.523% due 09/25/2034	1,525	1,516
2.548% due 01/25/2036 ^	1,637	1,609
2.555% due 09/25/2036 ^	30,547	19,179
2.568% due 05/25/2036	10,762	8,836
2.573% due 02/25/2034	3,405	3,411
2.614% due 04/25/2036	5,464	4,827
2.630% due 09/25/2034	5,526	5,489
2.662% due 06/25/2036	2,496	2,103
4.596% due 11/25/2036 ^	4,172	3,791
4.803% due 04/25/2036 ^	8,798	6,852
4.956% due 03/25/2036 ^	1,311	1,114
5.007% due 05/25/2036 ^	4,090	3,825
5.081% due 07/25/2035 ^	8,819	7,669
5.282% due 02/25/2036 ^	1,755	1,374
Structured Asset Mortgage Investments Trust
0.290% due 08/25/2036	26,343	20,312
0.300% due 03/25/2037	4,455	3,424
0.340% due 03/25/2037 ^	681	188
0.360% due 06/25/2036	1,080	896
0.360% due 07/25/2046	40,774	32,893
0.370% due 05/25/2036	31,100	23,281
0.380% due 04/25/2036	1,225	910
0.380% due 08/25/2036	8,638	6,773
0.380% due 05/25/2046	196	148
0.390% due 05/25/2046	13,918	7,958
0.400% due 05/25/2045	1,101	998
0.414% due 07/19/2035	9,818	9,227
0.430% due 05/25/2046 ^	206	79
0.470% due 08/25/2036 ^	1,061	458
0.480% due 12/25/2035	5,770	4,454
0.744% due 07/19/2034	24	24
0.824% due 09/19/2032	4,695	4,590
0.864% due 01/19/2034	552	538
0.864% due 03/19/2034	9	9
1.004% due 10/19/2033	1,007	904
1.513% due 12/25/2035 ^	5,052	3,578
1.614% due 02/25/2036	19,936	17,546
8.038% due 06/25/2029	41	43
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.901% due 05/25/2022	431	445
Structured Asset Securities Corp.
5.500% due 06/25/2035	3,434	3,418
6.794% due 04/15/2027	27	27
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	4,238	3,990
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.839% due 05/25/2032	74	73
2.116% due 07/25/2032	493	453
2.369% due 03/25/2033	1,596	1,594
2.376% due 01/25/2034	5,167	5,029
2.380% due 07/25/2033	68	69
2.491% due 06/25/2033	3,395	3,400
2.516% due 02/25/2032	891	874
2.595% due 11/25/2033	222	218
5.774% due 06/25/2034	220	227
Structured Asset Securities Corp. Trust
2.619% due 10/28/2035	309	297
5.000% due 05/25/2035	7,324	7,483
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	27	28
Suntrust Adjustable Rate Mortgage Loan Trust
2.620% due 01/25/2037 ^	10,590	10,142
2.628% due 02/25/2037 ^	1,282	1,115
2.742% due 04/25/2037 ^	1,707	1,452
2.966% due 10/25/2037	1,902	1,761
Suntrust Alternative Loan Trust
0.820% due 12/25/2035 ^	11,618	9,052
5.750% due 12/25/2035 ^	7,638	6,878
6.000% due 04/25/2036	2,136	1,713
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	1,016	658

5.970% due 09/25/2036	5,583	1,117
6.015% due 07/25/2037	1,932	1,463
6.500% due 07/25/2036	6,748	3,886
Thornburg Mortgage Securities Trust
0.750% due 12/25/2044	2,623	2,424
0.870% due 12/25/2033	1,716	1,718
2.020% due 10/25/2043	739	723
2.378% due 09/25/2037	12,612	12,505
UBS-Barclays Commercial Mortgage Trust
1.122% due 03/10/2046 (a)	586	39
Wachovia Bank Commercial Mortgage Trust
0.241% due 06/15/2020	1,137	1,135
0.337% due 06/15/2049	159,222	156,771
5.118% due 07/15/2042	84	85
5.188% due 01/15/2041	66	66
5.342% due 12/15/2043	119,950	128,156
5.416% due 01/15/2045	16,615	17,223
5.509% due 04/15/2047	62,108	65,532
5.559% due 10/15/2048	152,284	161,151
5.711% due 06/15/2049	539	542
5.716% due 06/15/2049	49,109	52,786
5.941% due 02/15/2051	19,923	21,326
Wachovia Mortgage Loan Trust LLC
2.440% due 03/20/2037 ^	5,096	4,910
2.494% due 10/20/2035	129	131
2.532% due 08/20/2035	13,490	12,853
2.627% due 08/20/2035 ^	10,537	9,628
5.422% due 10/20/2035	1,870	1,854
WaMu Mortgage Pass-Through Certificates
0.460% due 07/25/2045	532	501
WaMu Mortgage Pass-Through Certificates Trust
0.390% due 07/25/2046 ^	28	1
0.400% due 04/25/2045	4,756	4,458
0.430% due 11/25/2045	26,629	24,626
0.440% due 12/25/2045	1,211	1,169
0.460% due 10/25/2045	52,214	48,237
0.460% due 12/25/2045	23,277	21,203
0.480% due 01/25/2045	1,694	1,578
0.490% due 07/25/2045	269	259
0.500% due 01/25/2045	6,221	5,780
0.580% due 11/25/2045	560	512
0.580% due 12/25/2045	497	442
0.813% due 02/25/2047	12,034	9,841
0.813% due 03/25/2047	29,759	23,524
0.853% due 01/25/2047	14,959	12,390
0.863% due 06/25/2047	9,482	8,156
0.873% due 04/25/2047	20,706	18,178
0.883% due 05/25/2047	24,015	20,671
0.890% due 11/25/2034	4,790	4,634
0.910% due 11/25/2034	1,636	1,577
0.923% due 12/25/2046	27,322	25,792
0.923% due 07/25/2047	15,888	13,521
0.933% due 12/25/2046	14,636	11,845
1.113% due 02/25/2046	3,409	3,239
1.113% due 08/25/2046	335	284
1.150% due 11/25/2034	794	741
1.313% due 11/25/2042	565	550
1.513% due 06/25/2042	1,258	1,220
1.513% due 08/25/2042	519	479
1.913% due 07/25/2047 ^	6,486	4,822
1.921% due 02/27/2034	5,908	5,809
1.941% due 04/25/2037	5,299	4,609
1.957% due 11/25/2036	55	49
2.100% due 05/25/2037	256	219
2.143% due 03/25/2033	30	30
2.163% due 05/25/2046	1,531	1,307
2.163% due 07/25/2046	1,488	1,349
2.163% due 08/25/2046	882	802
2.163% due 09/25/2046	10,697	9,837
2.163% due 10/25/2046	18,387	17,004
2.163% due 12/25/2046	12,903	12,060
2.184% due 02/25/2037 ^	13,463	11,283
2.195% due 12/25/2036 ^	18,291	16,519
2.233% due 09/25/2036 ^	12,305	11,102
2.257% due 08/25/2036 ^	22,653	19,892
2.301% due 02/25/2037 ^	17,910	15,487
2.329% due 03/25/2036	20,510	19,129
2.331% due 10/25/2035	1,978	1,928
2.362% due 08/25/2035	14,924	14,921
2.373% due 04/25/2035	14,762	14,550
2.374% due 12/25/2035	4,537	4,189
2.391% due 09/25/2035	1,438	1,435
2.396% due 03/25/2035	4,305	4,287
2.406% due 09/25/2033	1,638	1,695
2.406% due 08/25/2034	658	660
2.419% due 03/25/2034	1,111	1,116

2.441% due 09/25/2033	195	196
2.443% due 06/25/2033	5,213	5,284
2.505% due 01/25/2033	249	252
2.623% due 05/25/2037 ^	10,412	8,580
4.330% due 08/25/2036 ^	3,156	2,860
4.462% due 02/25/2037	1,003	919
4.492% due 04/25/2037	2,756	2,570
4.508% due 08/25/2036 ^	14,760	13,539
4.565% due 01/25/2036 ^	11,349	10,593
4.568% due 07/25/2037 ^	752	704
5.142% due 08/25/2035	1,855	1,775
5.888% due 08/25/2046 ^	18,835	17,196
6.000% due 07/25/2034	1,200	1,272
Washington Mutual Mortgage Loan Trust
1.311% due 05/25/2041	62	60
Washington Mutual Mortgage Pass-Through Certificates Trust
0.330% due 02/25/2037	26,631	18,692
0.410% due 01/25/2047 ^	8,459	5,919
0.620% due 04/25/2035	18,441	14,391
0.833% due 12/25/2046	38,198	26,847
0.883% due 04/25/2047 ^	437	72
1.083% due 05/25/2046	7,500	5,788
1.770% due 02/25/2031	1	1
2.026% due 02/25/2033	28	27
2.225% due 05/25/2033	132	132
2.339% due 01/25/2035	493	489
2.405% due 06/25/2033	6,448	6,479
4.712% due 09/25/2036	5,016	2,894
5.500% due 11/25/2035	1,685	1,578
5.500% due 06/25/2037 ^	3,244	3,070
6.000% due 04/25/2036	2,966	2,556
6.000% due 06/25/2037 ^	30,970	27,217
6.268% due 07/25/2036	1,817	1,038
6.449% due 07/25/2036	3,105	1,772
Wells Fargo Alternative Loan Trust
2.590% due 07/25/2037	3,441	2,914
6.250% due 11/25/2037 ^	6,959	6,671
Wells Fargo Commercial Mortgage Trust
4.218% due 07/15/2046	400	438
4.393% due 11/15/2043	300	328
Wells Fargo Mortgage-Backed Securities Trust
0.670% due 07/25/2037	2,678	2,282
2.481% due 12/25/2033	1,723	1,720
2.490% due 06/25/2033	541	545
2.577% due 03/25/2036	10,622	10,334
2.589% due 08/25/2033	344	352
2.592% due 06/25/2035	586	591
2.599% due 02/25/2034	3,148	3,199
2.600% due 04/25/2036 ^	54	53
2.601% due 04/25/2036	18,471	17,928
2.605% due 10/25/2035	13,512	13,548
2.607% due 04/25/2036	291	290
2.608% due 06/25/2034	5,048	5,123
2.608% due 05/25/2035	3,369	3,370
2.609% due 10/25/2035	16,894	16,995
2.610% due 07/25/2036 ^	1,573	1,493
2.611% due 10/25/2036 ^	11,493	11,191
2.612% due 11/25/2034	221	220
2.612% due 12/25/2034	1,338	1,349
2.612% due 03/25/2036	3,678	3,649
2.614% due 06/25/2035	5,441	5,473
2.615% due 09/25/2033	209	212
2.615% due 12/25/2033	215	216
2.615% due 07/25/2034	36	37
2.615% due 11/25/2034	1,279	1,299
2.615% due 12/25/2034	28	28
2.615% due 01/25/2035	1,239	1,241
2.615% due 03/25/2036	3,664	3,526
2.616% due 01/25/2035	7,980	7,907
2.629% due 03/25/2036	5,460	5,242
5.000% due 03/25/2036	2,574	2,594
5.016% due 05/25/2035	407	395
5.250% due 01/25/2034	897	936
5.250% due 10/25/2035	3,060	3,200
5.415% due 03/25/2036	315	314
5.500% due 11/25/2035	378	387
5.500% due 01/25/2036	5,661	5,476
5.500% due 02/25/2037 ^	1,560	1,429
5.588% due 04/25/2036	8,362	8,025
5.750% due 03/25/2036	6,494	6,619
5.750% due 02/25/2037	889	843
5.750% due 04/25/2037	6,095	6,000
6.000% due 08/25/2036	5,307	5,519
6.000% due 03/25/2037 ^	4,968	4,855
6.000% due 04/25/2037	4,216	4,095
6.000% due 04/25/2037 ^	2,220	2,156

6.000% due 07/25/2037		27,059	26,677
6.000% due 07/25/2037 ^		9,047	8,970
6.000% due 08/25/2037		20,219	19,995
6.250% due 07/25/2037		457	441
Wells Fargo-RBS Commercial Mortgage Trust
2.927% due 03/15/2046		150	155
3.667% due 11/15/2044		201	213

Total Mortgage-Backed Securities (Cost $11,928,887)			12,626,764

ASSET-BACKED SECURITIES 4.0%
Aames Mortgage Investment Trust
0.935% due 10/25/2035		3,100	2,471
ACA CLO Ltd.
0.481% due 01/20/2021		3,197	3,190
Academic Loan Funding Trust
0.970% due 12/27/2022		19,243	19,363
Access Group, Inc.
1.534% due 10/27/2025		39,421	39,569
Accredited Mortgage Loan Trust
0.300% due 02/25/2037		2,600	2,486
0.430% due 09/25/2036		18,957	15,647
0.490% due 12/25/2035		2,402	2,302
1.025% due 01/25/2035		2,464	2,381
4.330% due 06/25/2033		3,558	3,226
4.980% due 10/25/2033		2,461	2,422
ACE Securities Corp.
0.230% due 10/25/2036		23	13
0.280% due 12/25/2036		7,434	3,078
0.310% due 07/25/2036		11,287	8,106
0.320% due 04/25/2036		12,082	10,854
0.330% due 08/25/2036 ^		5,866	2,523
0.370% due 12/25/2036		28,663	12,061
0.390% due 08/25/2036 ^		7,538	3,276
0.470% due 02/25/2036		15,400	13,616
0.595% due 11/25/2035		12,800	10,304
0.720% due 12/25/2045		5,800	3,793
0.790% due 02/25/2036 ^		3,900	3,179
0.820% due 07/25/2035		2,718	2,338
0.850% due 09/25/2035		8,706	7,040
0.870% due 08/25/2045		6,171	5,999
1.145% due 11/25/2033		3,330	3,128
1.145% due 12/25/2034		1,612	1,582
1.970% due 10/25/2032		3,499	3,433
Aegis Asset-Backed Securities Trust
0.600% due 12/25/2035		3,300	2,281
0.650% due 06/25/2035		3,500	2,394
1.170% due 03/25/2035 ^		9,500	8,488
AFC Home Equity Loan Trust
0.880% due 12/22/2027		1	1
Ally Auto Receivables Trust
0.590% due 01/17/2017		268	268
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.620% due 03/25/2035		1,519	1,520
0.640% due 11/25/2035		4,500	3,602
0.760% due 11/25/2034		461	461
0.845% due 04/25/2034		404	399
0.950% due 05/25/2034		3,786	3,466
1.040% due 07/25/2034		515	460
3.545% due 11/25/2032		6,336	6,184
4.897% due 05/25/2034 ^		686	544
5.444% due 11/25/2035		5,445	5,612
Amortizing Residential Collateral Trust
0.750% due 07/25/2032		97	90
0.870% due 10/25/2031		127	115
1.205% due 07/25/2032		160	156
1.295% due 08/25/2032		352	311
Aquilae CLO PLC
0.546% due 01/17/2023	EUR	11,880	14,309
Argent Securities Trust
0.280% due 09/25/2036		$5,619	2,204
0.320% due 06/25/2036		23,979	8,814
0.320% due 07/25/2036		9,039	4,112
0.320% due 09/25/2036		28,746	11,331
0.360% due 03/25/2036		8,330	4,452
0.410% due 07/25/2036		8,285	3,827
0.440% due 05/25/2036		30,452	11,361
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.370% due 10/25/2035		264	264
0.490% due 01/25/2036		17,265	13,529
1.295% due 11/25/2034		3,522	3,025
2.180% due 05/25/2034		1,135	1,035
Asset-Backed Funding Certificates Trust
0.330% due 01/25/2037		30,964	19,579
0.390% due 01/25/2037		14,377	9,171

0.480% due 12/25/2034		786	787
0.870% due 06/25/2034		1,784	1,677
1.015% due 12/25/2030		1,243	1,213
1.220% due 03/25/2034		5,623	4,494
1.265% due 05/25/2032		1,017	955
Asset-Backed Securities Corp. Home Equity Loan Trust
0.250% due 05/25/2037		301	196
0.400% due 11/25/2036		7,500	4,573
0.620% due 11/25/2035		5,800	5,119
0.915% due 10/25/2034		1	1
0.980% due 06/25/2034		14,836	14,001
1.220% due 12/25/2034		9,313	9,001
1.511% due 04/15/2033		377	373
3.155% due 08/15/2033		1,017	941
Avoca CLO Ltd.
0.402% due 10/15/2023	EUR	6,899	8,231
Avoca CLO PLC
0.438% due 09/15/2021		13,903	16,740
Bear Stearns Asset-Backed Securities Trust
0.225% due 12/25/2036 ^		$233	242
0.265% due 11/25/2036		3,805	3,689
0.280% due 02/25/2037		10,766	10,196
0.320% due 06/25/2036		8,054	7,698
0.320% due 01/25/2037		1,854	1,847
0.325% due 12/25/2036 ^		6,622	4,984
0.325% due 01/25/2037		14,710	12,227
0.330% due 01/25/2037		23,405	21,656
0.335% due 04/25/2036		7,826	7,773
0.340% due 05/25/2036 ^		6,634	5,749
0.340% due 10/25/2036		14,004	13,200
0.350% due 06/25/2047		8,777	8,468
0.360% due 05/25/2037		6,379	5,929
0.360% due 01/25/2047		834	833
0.370% due 12/25/2036		20,795	19,524
0.370% due 04/25/2037 ^		22,355	20,367
0.410% due 06/25/2047		7,500	6,401
0.435% due 02/25/2036		43	43
0.435% due 04/25/2036		6,724	6,314
0.490% due 01/25/2047		7,600	6,917
0.520% due 04/25/2037 ^		10,696	4,816
0.570% due 11/25/2034		2,759	2,387
0.570% due 09/25/2046		4,757	4,083
0.620% due 12/25/2042		400	394
0.805% due 08/25/2035		6,664	6,315
0.810% due 12/25/2034		6	6
0.825% due 06/25/2035		14,000	11,666
0.830% due 10/25/2032		2,689	2,570
0.855% due 11/25/2035 ^		2,719	2,297
0.920% due 09/25/2035		6,553	6,296
0.970% due 10/27/2032		967	924
1.170% due 10/25/2037		462	434
1.170% due 11/25/2042		294	281
1.420% due 08/25/2037		15,568	14,331
2.536% due 10/25/2036		1,604	1,212
2.777% due 07/25/2036		173	165
2.841% due 06/25/2043		970	973
2.931% due 10/25/2036		199	196
5.500% due 01/25/2034		56	58
5.750% due 11/25/2034		4,938	4,909
Berica Asset-Backed Security SRL
0.379% due 12/31/2055	EUR	36,803	44,330
BNC Mortgage Loan Trust
0.270% due 05/25/2037		$406	389
0.300% due 07/25/2037		6,209	5,707
Bumper NL Finance BV
1.276% due 02/23/2023	EUR	54	65
Carlyle High Yield Partners Ltd.
0.446% due 04/19/2022		$3,134	3,093
Carrington Mortgage Loan Trust
0.230% due 01/25/2037		1,646	1,254
0.270% due 06/25/2037		291	289
0.330% due 10/25/2036		7,856	4,751
0.410% due 06/25/2036		16,000	10,699
0.420% due 10/25/2036		9,203	5,623
0.430% due 02/25/2037		53,326	38,278
0.490% due 10/25/2035		1,105	1,105
0.550% due 12/25/2035 ^		19,587	18,976
0.630% due 06/25/2035		3,800	3,638
CDC Mortgage Capital Trust
0.965% due 07/25/2034		3,882	3,453
Chase Funding Trust
0.730% due 02/25/2033		47	43
0.810% due 08/25/2032		687	631
0.830% due 11/25/2032		20	19
1.070% due 02/25/2032		3,559	3,431

CIT Group Home Equity Loan Trust
1.220% due 09/25/2030	3,198	2,795
3.930% due 03/20/2032	341	349
CIT Mortgage Loan Trust
1.420% due 10/25/2037	223	223
Citigroup Mortgage Loan Trust, Inc.
0.230% due 07/25/2045	5,036	4,356
0.240% due 05/25/2037	3,613	2,783
0.310% due 12/25/2036	7,507	6,717
0.320% due 10/25/2036	712	712
0.330% due 09/25/2036	6,575	4,569
0.340% due 05/25/2037	16,000	14,260
0.340% due 07/25/2045	16,200	9,769
0.370% due 05/25/2037	8,000	5,078
0.420% due 08/25/2036	24,500	16,301
0.430% due 09/25/2036	5,046	3,334
0.430% due 01/25/2037	6,000	4,920
0.430% due 07/25/2045	7,742	4,715
0.440% due 05/25/2037	17,700	11,833
0.480% due 12/25/2035	12,987	12,122
0.570% due 11/25/2046	24,021	20,494
0.620% due 11/25/2045	4,532	4,073
0.660% due 09/25/2035	11,100	8,371
0.790% due 05/25/2035	3,900	3,072
1.145% due 11/25/2034	15,736	14,828
5.653% due 05/25/2036 ^	4,115	2,744
5.764% due 01/25/2037	1,754	1,282
ColumbusNova CLO Ltd.
0.482% due 05/16/2019	1,541	1,535
Commercial Industrial Finance Corp.
0.492% due 05/10/2021	6,365	6,335
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	57	59
6.681% due 12/01/2033	5	5
7.490% due 07/01/2031	512	572
Conseco Financial Corp.
6.240% due 12/01/2028	193	200
6.870% due 04/01/2030	369	392
7.140% due 01/15/2029	16	17
7.240% due 06/15/2028	14	14
7.290% due 03/15/2028	16	16
Countrywide Asset-Backed Certificates
0.290% due 06/25/2047	11,752	11,598
0.305% due 01/25/2037	10,915	10,367
0.320% due 05/25/2037	52,352	45,141
0.320% due 01/25/2045	13,582	13,372
0.320% due 06/25/2047	59,137	50,105
0.330% due 01/25/2034	4,131	3,592
0.330% due 01/25/2046	5,166	4,515
0.340% due 06/25/2047	24,883	22,316
0.350% due 08/25/2036	705	692
0.350% due 06/25/2047	2,246	1,975
0.360% due 06/25/2036	8,840	8,654
0.360% due 06/25/2047	11,700	10,034
0.390% due 06/25/2037	11,000	6,352
0.390% due 09/25/2037	7,100	5,530
0.390% due 09/25/2047	64,600	47,988
0.400% due 10/25/2047	17,600	14,366
0.405% due 04/25/2036	9,578	9,361
0.410% due 03/25/2037	13,179	7,524
0.420% due 01/25/2046	4,400	2,844
0.455% due 07/25/2036	10,000	8,936
0.460% due 06/25/2036	13,440	11,102
0.460% due 07/25/2036	7,400	6,423
0.460% due 08/25/2036	12,797	10,893
0.470% due 06/25/2036	9,400	7,816
0.480% due 09/25/2037	7,200	2,714
0.495% due 04/25/2036	10,159	9,342
0.510% due 12/25/2036 ^	68	46
0.540% due 11/25/2033	1	1
0.555% due 11/25/2035	6,440	6,146
0.570% due 08/25/2034	844	785
0.595% due 04/25/2036	4,500	3,531
0.605% due 04/25/2036	2,600	1,859
0.615% due 05/25/2036	11,800	9,628
0.630% due 11/25/2035	113	112
0.650% due 12/25/2031	310	238
0.660% due 10/25/2035	3,793	3,768
0.660% due 02/25/2036	3,400	2,699
0.685% due 02/25/2036	4,800	3,982
0.710% due 01/25/2036	3,360	3,238
0.730% due 12/25/2035	3,000	2,801
0.910% due 05/25/2032	22	20
0.950% due 11/25/2034	2,652	2,637
0.970% due 08/25/2047	21,500	18,484
1.055% due 04/25/2035	3,500	2,753

1.145% due 11/25/2034		5,194	4,543
4.542% due 04/25/2036		2,379	2,396
4.693% due 10/25/2035		6,594	6,578
5.157% due 07/25/2036		14,529	13,587
5.195% due 10/25/2046 ^		36,552	32,755
5.628% due 04/25/2047 ^		9,718	8,057
Countrywide Asset-Backed Certificates Trust
0.315% due 09/25/2046		6,958	5,718
0.320% due 02/25/2037		21,489	19,648
0.330% due 03/25/2037		11,719	10,669
0.620% due 04/25/2036		5,000	4,313
0.645% due 02/25/2036		7,000	6,656
0.685% due 05/25/2035		619	620
0.750% due 11/25/2035		2,600	2,330
0.755% due 07/25/2035		22,800	21,784
0.805% due 07/25/2035		1,000	900
0.870% due 11/25/2035		2,000	1,628
0.910% due 12/25/2034		3,649	3,507
1.070% due 11/25/2034		914	910
2.555% due 01/25/2034 ^		18,813	13,837
4.740% due 10/25/2035		807	805
5.007% due 02/25/2036		11,000	10,183
5.103% due 05/25/2035		3,500	3,444
5.251% due 12/25/2034		2,100	2,059
Credit Suisse First Boston Mortgage Securities Corp.
0.775% due 01/25/2032		897	802
0.855% due 07/25/2032		54	45
0.895% due 08/25/2032		2,042	1,805
1.820% due 05/25/2043		1,521	1,440
Credit-Based Asset Servicing and Securitization LLC
0.215% due 11/25/2036		152	86
0.225% due 01/25/2037 ^		39	18
0.289% due 07/25/2037		565	373
0.305% due 11/25/2036		14,623	8,371
0.405% due 07/25/2036		10,000	7,147
0.420% due 04/25/2037		1,533	1,066
0.740% due 07/25/2036		5,576	5,046
1.255% due 04/25/2032		262	252
4.105% due 03/25/2037 ^		7,415	4,627
4.255% due 08/25/2035		27	28
6.280% due 05/25/2035		1,793	1,793
Delta Funding Home Equity Loan Trust
0.981% due 09/15/2029		210	194
Dryden Leveraged Loan CDO
0.568% due 01/25/2022	EUR	1,706	2,065
Educational Funding Co. LLC
0.484% due 10/25/2029		$7,077	6,553
Educational Services of America, Inc.
1.084% due 07/25/2023		26,069	26,084
EFS Volunteer LLC
1.084% due 10/26/2026		16,032	16,111
EMC Mortgage Loan Trust
0.620% due 12/25/2042		1,599	1,521
0.620% due 05/25/2043		472	450
0.910% due 05/25/2040		40	36
EquiFirst Mortgage Loan Trust
0.920% due 01/25/2034		33	29
Equity One Mortgage Pass-Through Trust
0.730% due 11/25/2032		3,342	3,152
FAB CBO BV
0.582% due 12/31/2078	EUR	1,915	2,247
FAB U.S. Ltd.
1.180% due 12/06/2045	GBP	20,510	29,185
Fieldstone Mortgage Investment Trust
0.330% due 11/25/2036		$14,980	8,770
Finance America Mortgage Loan Trust
1.070% due 08/25/2034		1,375	1,317
First Franklin Mortgage Loan Trust
0.310% due 09/25/2036		4,981	4,496
0.330% due 04/25/2036		8,024	6,802
0.410% due 04/25/2036		7,400	4,841
0.410% due 08/25/2036		8,700	6,042
0.410% due 10/25/2036		8,700	6,235
0.430% due 11/25/2036		2,595	2,569
0.600% due 05/25/2035		915	911
0.620% due 11/25/2036		6,700	5,557
0.635% due 12/25/2035		19,600	18,837
0.640% due 07/25/2035		825	795
0.660% due 07/25/2035		2,000	1,670
0.905% due 12/25/2034		19,437	18,628
1.070% due 03/25/2034		5,020	4,642
1.370% due 01/25/2035		2,690	2,180
1.595% due 10/25/2034		2,181	1,810
First NLC Trust
0.240% due 08/25/2037		1,397	795
0.310% due 08/25/2037		4,417	2,540

0.440% due 02/25/2036		11,728	11,481
0.450% due 08/25/2037		2,500	1,467
0.615% due 05/25/2035		2,053	1,754
Fraser Sullivan CLO Ltd.
0.501% due 03/15/2020		1,162	1,162
Fremont Home Loan Trust
0.230% due 01/25/2037		44	22
0.270% due 08/25/2036		503	216
0.300% due 11/25/2036		57,094	27,956
0.320% due 10/25/2036		8,325	4,130
0.320% due 01/25/2037		19,699	10,122
0.330% due 08/25/2036		10,304	4,484
0.340% due 02/25/2037		75,130	43,240
0.410% due 02/25/2037		28,531	16,529
0.420% due 05/25/2036		15,437	9,219
0.440% due 02/25/2036		5,400	3,346
0.440% due 04/25/2036		3,100	1,879
0.500% due 01/25/2036		18,955	15,396
0.660% due 07/25/2035		1,500	1,330
1.100% due 07/25/2034		1,417	1,347
1.235% due 06/25/2035		6,100	5,276
GE-WMC Mortgage Securities Trust
0.210% due 08/25/2036		12	7
GMAC Mortgage Corp. Home Equity Loan Trust
6.781% due 09/25/2037		76	79
7.000% due 09/25/2037		47	48
Greenpoint Manufactured Housing
7.270% due 06/15/2029		442	447
8.300% due 10/15/2026		500	537
8.450% due 06/20/2031		27,728	26,965
Grosvenor Place CLO BV
0.398% due 03/28/2023	EUR	14,397	17,395
GSAA Home Equity Trust
0.290% due 04/25/2047		$9,004	6,986
0.400% due 03/25/2036		11,123	10,069
0.455% due 03/25/2037		4,383	2,741
0.470% due 05/25/2047		692	491
0.540% due 06/25/2035		6,872	6,617
0.620% due 08/25/2037		10,278	9,299
4.880% due 06/25/2034		33	34
5.238% due 03/25/2036		15,791	11,269
5.995% due 03/25/2046 ^		20,276	15,609
GSAMP Trust
0.240% due 12/25/2036		314	163
0.260% due 01/25/2037		5,290	3,218
0.270% due 12/25/2046		25,172	14,527
0.290% due 12/25/2036		9,240	4,849
0.320% due 06/25/2036		9,470	8,763
0.320% due 08/25/2036		23,894	18,053
0.320% due 12/25/2046		22,689	13,187
0.330% due 05/25/2046		2,260	1,951
0.330% due 10/25/2046		1,905	1,867
0.350% due 11/25/2035		573	96
0.400% due 12/25/2046		3,853	2,264
0.400% due 03/25/2047		10,726	7,189
0.410% due 06/25/2036		7,675	4,800
0.410% due 08/25/2036		3,607	2,749
0.440% due 04/25/2036		5,500	3,430
0.540% due 03/25/2047		2,000	1,340
0.675% due 01/25/2045		1,988	1,888
0.905% due 09/25/2035 ^		18,680	17,008
1.020% due 02/25/2047		50,278	47,670
1.175% due 06/25/2035		2,898	2,837
1.220% due 06/25/2034		1,253	1,218
1.420% due 03/25/2034		5,550	5,065
1.490% due 12/25/2034		2,082	1,532
1.820% due 10/25/2034		1,382	1,214
Halcyon Structured Asset Management European CLO BV
0.548% due 01/25/2023	EUR	10,079	12,103
Halcyon Structured Asset Management Long/Short Ltd.
0.457% due 08/07/2021		$34,477	34,402
Home Equity Asset Trust
0.340% due 08/25/2036		3,531	3,478
0.355% due 07/25/2037		6,382	6,050
0.660% due 12/25/2035		12,200	10,917
0.755% due 11/25/2032		154	137
1.265% due 05/25/2035		3,300	2,701
Home Equity Loan Trust
0.510% due 04/25/2037		10,429	6,345
HSBC Home Equity Loan Trust
0.315% due 03/20/2036		5,599	5,569
0.325% due 01/20/2036		3,619	3,606
HSI Asset Loan Obligation Trust
0.215% due 12/25/2036		146	67
5.379% due 12/25/2036		21,096	13,125

HSI Asset Securitization Corp. Trust
0.220% due 10/25/2036		277	154
0.280% due 12/25/2036		785	381
0.340% due 12/25/2036		7,149	3,482
0.350% due 04/25/2037		54,858	40,005
0.560% due 11/25/2035		5,339	3,896
Hyde Park CDO BV
0.429% due 06/14/2022	EUR	3,112	3,735
ICE EM CLO
0.681% due 08/15/2022		$28,821	28,804
IMC Home Equity Loan Trust
5.441% due 07/25/2026		38	36
7.310% due 11/20/2028		32	32
7.520% due 08/20/2028		37	37
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.310% due 11/25/2036		3,486	2,781
0.330% due 11/25/2036		8,487	5,344
0.370% due 07/25/2037		32,742	19,278
0.380% due 04/25/2037		6,542	4,323
0.410% due 11/25/2036		35,270	21,249
0.410% due 04/25/2047		14,973	8,782
0.420% due 03/25/2036		8,598	8,402
1.015% due 10/25/2033		1,000	943
IXIS Real Estate Capital Trust
0.510% due 02/25/2036		197	195
0.590% due 02/25/2036		9,828	8,244
JPMorgan Mortgage Acquisition Corp.
0.360% due 05/25/2035		357	351
0.410% due 12/25/2035		11	11
0.610% due 09/25/2035		9,718	8,816
JPMorgan Mortgage Acquisition Trust
0.230% due 03/25/2047		530	519
0.235% due 08/25/2036		359	178
0.265% due 08/25/2036		64	33
0.305% due 07/25/2036		26,131	13,282
0.315% due 05/25/2036		10,898	10,575
0.320% due 08/25/2036		501	474
0.325% due 04/25/2036		18,198	17,513
0.330% due 01/25/2036		3,900	3,556
0.330% due 07/25/2036 ^		9,281	5,041
0.330% due 01/25/2037		19,489	19,049
0.330% due 05/25/2037		3,600	3,250
0.360% due 03/25/2047		25,812	13,383
0.410% due 08/25/2036		3,000	2,454
0.415% due 07/25/2036		8,800	6,309
0.425% due 04/25/2036		6,700	5,794
0.430% due 03/25/2037		5,600	4,298
0.430% due 05/25/2037		10,900	8,510
6.337% due 08/25/2036 ^		3,399	2,397
Jubilee CDO BV
0.397% due 09/20/2022	EUR	7,137	8,588
0.516% due 07/30/2024		6,399	7,665
L.A. Arena Funding LLC
7.656% due 12/15/2026		$129	145
L2L Education Loan Trust
0.391% due 07/15/2025		887	886
LCM Ltd.
0.477% due 03/21/2019		4,841	4,835
Lehman ABS Mortgage Loan Trust
0.260% due 06/25/2037		10,416	6,749
0.370% due 06/25/2037		5,623	3,697
Lehman XS Trust
0.340% due 10/25/2036		15,061	12,881
0.340% due 01/25/2037		11,223	9,691
5.420% due 11/25/2035 ^		1,252	1,255
Limerock CLO
0.443% due 04/24/2023		14,544	14,411
Long Beach Mortgage Loan Trust
0.550% due 08/25/2045		5,646	5,298
0.730% due 10/25/2034		5,246	4,919
0.995% due 06/25/2035		1,439	1,431
1.100% due 04/25/2035		6,000	5,777
1.220% due 06/25/2035		8,900	7,180
1.445% due 02/25/2035		4,500	3,474
Madison Park Funding Ltd.
1.482% due 04/22/2022		100,000	99,631
Magi Funding PLC
0.429% due 04/11/2021	EUR	13,259	15,967
Massachusetts Educational Financing Authority
1.184% due 04/25/2038		$4,471	4,507
MASTR Asset-Backed Securities Trust
0.220% due 01/25/2037		144	64
0.320% due 08/25/2036		7,240	3,963
0.350% due 02/25/2036		11,263	6,638
0.400% due 02/25/2036		4,225	4,207
0.410% due 03/25/2036		10,700	6,744

0.410% due 10/25/2036	5,034	3,136
0.470% due 05/25/2037	20,276	19,007
0.670% due 10/25/2035	14,526	10,102
5.471% due 11/25/2035	2,165	2,139
5.719% due 02/25/2036	4,852	4,815
MASTR Specialized Loan Trust
0.555% due 07/25/2034	154	153
0.920% due 11/25/2035	3,600	2,743
Merrill Lynch First Franklin Mortgage Loan Trust
0.340% due 04/25/2037	4,390	2,580
Merrill Lynch Mortgage Investors Trust
0.230% due 11/25/2037	2,548	1,226
0.240% due 04/25/2047	18,290	10,440
0.280% due 03/25/2037	1,789	1,764
0.280% due 08/25/2037	15,247	8,942
0.290% due 02/25/2037	1,421	668
0.320% due 08/25/2037	63,852	37,697
0.320% due 11/25/2037	18,149	8,880
0.340% due 07/25/2037	7,709	4,044
0.410% due 08/25/2037	3,193	1,913
0.415% due 04/25/2037	4,000	2,065
0.430% due 03/25/2037	75,100	47,981
0.460% due 08/25/2036	10,700	10,204
0.490% due 03/25/2037	5,424	3,501
0.620% due 02/25/2047	29,709	22,043
0.650% due 05/25/2036	4,800	4,307
MESA Trust
0.970% due 12/25/2031	1,040	952
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	374	394
Mid-State Trust
7.340% due 07/01/2035	678	734
7.791% due 03/15/2038	2,777	2,885
Morgan Stanley ABS Capital, Inc. Trust
0.220% due 07/25/2036	326	194
0.230% due 12/25/2036	4,273	2,335
0.230% due 05/25/2037	2,851	2,007
0.240% due 10/25/2036	2,430	1,485
0.260% due 01/25/2037	8,967	5,462
0.270% due 11/25/2036	2,472	1,576
0.280% due 03/25/2037	9,898	5,622
0.310% due 10/25/2036	42,756	26,400
0.310% due 11/25/2036	6,555	4,556
0.310% due 05/25/2037	8,433	6,035
0.320% due 06/25/2036	13,156	9,791
0.320% due 09/25/2036	22,606	12,845
0.320% due 10/25/2036	20,485	14,369
0.320% due 11/25/2036	27,345	17,551
0.320% due 12/25/2036	3,446	1,898
0.330% due 04/25/2036	3,667	3,593
0.330% due 09/25/2036	5,857	3,569
0.350% due 03/25/2037	6,708	3,843
0.370% due 02/25/2037	3,269	2,084
0.390% due 10/25/2036	3,665	2,289
0.400% due 09/25/2036	4,375	2,700
0.400% due 10/25/2036	2,462	1,744
0.400% due 02/25/2037	14,855	7,324
0.420% due 08/25/2036	25,065	16,197
0.420% due 03/25/2037	47,226	27,291
0.420% due 05/25/2037	5,109	3,680
0.480% due 12/25/2035	10,857	9,826
0.510% due 03/25/2037	4,919	2,869
0.530% due 02/25/2037	11,970	6,021
0.600% due 09/25/2035	3,000	2,618
0.630% due 06/25/2034	49	49
0.660% due 07/25/2035	4,000	3,237
0.910% due 01/25/2034	106	103
0.970% due 07/25/2037	5,022	4,879
1.070% due 05/25/2034	14,868	14,119
1.100% due 03/25/2035	4,000	3,938
1.115% due 06/25/2034	3,246	3,069
1.170% due 03/25/2033	1,673	1,599
1.190% due 08/25/2034	310	294
1.220% due 04/25/2035	4,200	3,046
Morgan Stanley Dean Witter Capital, Inc. Trust
1.445% due 09/25/2032	2,898	2,866
1.520% due 02/25/2033	1,752	1,679
Morgan Stanley Home Equity Loan Trust
0.330% due 04/25/2036	3,545	2,764
0.400% due 04/25/2037	18,448	11,980
0.520% due 04/25/2037	11,322	7,465
Morgan Stanley IXIS Real Estate Capital Trust
0.220% due 11/25/2036	8	4
Morgan Stanley Mortgage Loan Trust
0.250% due 11/25/2036	5,139	2,506
0.290% due 04/25/2037	8,898	4,511

0.400% due 02/25/2037		971	584
0.530% due 04/25/2037		4,311	2,237
5.577% due 10/25/2046 ^		4,003	2,358
5.726% due 10/25/2036 ^		1,952	1,242
5.750% due 11/25/2036 ^		2,505	1,374
5.750% due 04/25/2037 ^		1,201	947
6.000% due 07/25/2047 ^		1,204	985
Motor PLC
0.650% due 08/25/2021		113,680	113,741
National Collegiate Student Loan Trust
0.430% due 02/26/2029		5,000	4,639
0.440% due 03/26/2029		23,500	21,577
Nationstar Home Equity Loan Trust
0.350% due 04/25/2037		3,999	3,841
Nelnet Student Loan Trust
1.164% due 10/25/2019		4,737	4,753
New Century Home Equity Loan Trust
0.450% due 10/25/2035		4,577	4,529
0.845% due 03/25/2035		3,500	3,300
1.055% due 05/25/2034		2,311	2,191
3.170% due 01/25/2033		5,545	4,948
Nissan Auto Receivables Owner Trust
0.730% due 05/16/2016		208	208
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.500% due 10/25/2036		29,124	11,840
0.570% due 02/25/2037		2,742	1,183
0.660% due 05/25/2035		5,139	4,807
6.032% due 10/25/2036		3,766	2,079
NovaStar Mortgage Funding Trust
0.270% due 01/25/2037		5,574	2,694
0.290% due 11/25/2036		1,855	856
0.320% due 06/25/2036		4,161	2,772
0.320% due 09/25/2036		24,743	14,465
0.320% due 03/25/2037		6,152	3,242
0.340% due 11/25/2036		13,453	6,275
0.350% due 03/25/2037		5,093	2,696
0.380% due 01/25/2037		25,074	12,343
0.420% due 10/25/2036		8,003	4,078
0.880% due 12/25/2033		938	901
0.995% due 06/25/2034		100	95
2.045% due 03/25/2035		9,200	8,161
NYLIM Flatiron CLO Ltd.
0.452% due 08/08/2020		5,075	5,046
OneMain Financial Issuance Trust
2.430% due 06/18/2024		37,100	37,099
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.470% due 02/25/2035		30	30
0.520% due 02/25/2035		14	14
0.640% due 02/25/2035		5,000	4,987
Option One Mortgage Loan Trust
0.310% due 01/25/2037		34,195	20,907
0.340% due 05/25/2037		5,095	3,003
0.350% due 04/25/2037		9,634	5,783
0.390% due 01/25/2037		14,104	8,706
0.410% due 04/25/2037		4,690	2,592
0.420% due 03/25/2037		2,143	1,241
0.420% due 07/25/2037		4,842	2,908
0.500% due 04/25/2037		3,701	2,250
0.530% due 01/25/2036		6,600	4,416
0.680% due 08/25/2035		4,500	3,467
Option One Mortgage Loan Trust Asset-Backed Certificates
0.630% due 11/25/2035		8,500	6,320
Ownit Mortgage Loan Trust
0.305% due 05/25/2037		26,147	17,320
Palisades CDO Ltd.
0.592% due 07/22/2039		14,664	14,165
Panhandle-Plains Higher Education Authority, Inc.
1.385% due 10/01/2035		22,641	23,038
Park Place Securities, Inc.
0.430% due 09/25/2035		87	87
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.660% due 09/25/2035		10,700	8,723
0.670% due 07/25/2035		4,745	4,695
0.720% due 03/25/2035		8,000	7,745
0.920% due 03/25/2035		7,800	6,286
1.970% due 12/25/2034		7,369	6,072
Penta CLO S.A.
0.398% due 06/04/2024	EUR	42,470	50,919
People’s Choice Home Loan Securities Trust
0.875% due 05/25/2035 ^		$3,100	2,846
1.100% due 05/25/2035 ^		7,000	4,514
1.505% due 01/25/2035		6,500	5,495
People’s Financial Realty Mortgage Securities Trust
0.310% due 09/25/2036		24,967	10,243
Popular ABS Mortgage Pass-Through Trust
0.260% due 06/25/2047 ^		4,881	4,746

0.380% due 01/25/2037		7,000	5,790
0.800% due 06/25/2035		3,676	3,186
Primus CLO Ltd.
0.463% due 07/15/2021		156,169	153,810
RAAC Trust
0.440% due 05/25/2036		2,022	1,812
0.470% due 06/25/2044		4,809	4,183
0.510% due 02/25/2036		3,600	3,221
0.520% due 11/25/2046		16,221	14,146
0.570% due 06/25/2047		5,184	4,848
1.370% due 09/25/2047		7,236	7,149
1.670% due 09/25/2047		10,900	8,910
Race Point CLO Ltd.
0.491% due 04/15/2020		18,478	18,446
Renaissance Home Equity Loan Trust
0.530% due 11/25/2034		400	343
0.670% due 12/25/2033		208	204
0.870% due 08/25/2032		104	95
1.035% due 08/25/2033		94	89
5.565% due 02/25/2036		9	9
Residential Asset Mortgage Products Trust
0.340% due 05/25/2036		764	758
0.340% due 07/25/2036		7,906	7,752
0.360% due 02/25/2036		9,391	9,196
0.390% due 10/25/2034		2,834	2,585
0.400% due 01/25/2036		2,001	1,930
0.450% due 09/25/2036		5,700	4,430
0.450% due 05/25/2037		16,301	13,931
0.460% due 02/25/2036		4,650	3,955
0.470% due 05/25/2036		5,641	4,293
0.490% due 01/25/2036		17,200	13,377
0.560% due 02/25/2036		3,023	2,770
0.630% due 10/25/2035		2,400	1,922
0.680% due 06/25/2035		4,090	3,997
2.090% due 11/25/2034		6,880	6,143
2.705% due 12/25/2034		2,000	1,681
5.072% due 04/25/2034		679	697
Residential Asset Securities Corp. Trust
0.300% due 11/25/2036		18,116	15,039
0.320% due 08/25/2036		2,448	2,269
0.320% due 09/25/2036		2,928	2,855
0.320% due 01/25/2037		13,073	12,220
0.330% due 06/25/2036		1,966	1,892
0.330% due 11/25/2036		27,845	23,611
0.340% due 11/25/2036		7,136	6,307
0.350% due 04/25/2036		4,510	4,231
0.350% due 04/25/2037		8,195	8,172
0.370% due 02/25/2036		1,403	1,387
0.410% due 10/25/2036		3,000	2,342
0.420% due 08/25/2036		23,900	20,141
0.420% due 04/25/2037		14,000	12,346
0.440% due 07/25/2036		12,000	6,260
0.440% due 05/25/2037		4,300	3,881
0.450% due 04/25/2036		4,200	3,486
0.460% due 03/25/2036		3,090	3,059
0.570% due 12/25/2035		5,700	5,205
0.580% due 01/25/2036		3,160	2,754
0.590% due 12/25/2035		7,500	6,186
0.610% due 11/25/2035		6,840	6,054
0.610% due 01/25/2036		5,535	5,160
0.640% due 09/25/2035		3,000	2,360
0.655% due 07/25/2032 ^		4	3
0.750% due 06/25/2033		2,010	1,793
0.760% due 09/25/2035		5,000	4,474
0.980% due 07/25/2034		1,702	1,527
1.040% due 01/25/2034		10,169	9,100
1.265% due 03/25/2035		3,534	2,968
Residential Mortgage Loan Trust
1.655% due 09/25/2029		12	12
RMF Euro CDO PLC
0.431% due 09/11/2022	EUR	4,758	5,730
SACO, Inc.
0.590% due 03/25/2036		$80	109
0.655% due 12/25/2035		77	73
Salomon Brothers Mortgage Securities, Inc.
0.730% due 09/25/2028		581	548
Saxon Asset Securities Trust
0.340% due 10/25/2046		23,849	19,751
0.845% due 05/25/2035		4,207	4,038
Securitized Asset-Backed Receivables LLC Trust
0.230% due 12/25/2036 ^		314	116
0.260% due 07/25/2036		4,975	2,460
0.300% due 05/25/2037 ^		1,027	749
0.310% due 07/25/2036		34,988	26,306
0.330% due 07/25/2036		3,648	1,828
0.410% due 07/25/2036		4,691	2,380

0.420% due 03/25/2036		15,310	8,823
0.420% due 05/25/2036		8,333	4,989
0.440% due 03/25/2036		7,073	6,168
0.875% due 04/25/2035		191	189
1.130% due 01/25/2036 ^		8,181	7,209
SG Mortgage Securities Trust
0.320% due 10/25/2036		20,988	11,026
SLC Student Loan Trust
1.141% due 06/15/2021		4,300	4,334
SLM Private Credit Student Loan Trust
0.481% due 12/16/2041		12,000	10,766
SLM Private Education Loan Trust
1.561% due 12/15/2023		10,563	10,620
2.411% due 06/16/2042		18,000	19,104
2.811% due 12/16/2019		25,241	25,581
3.200% due 05/16/2044		3,426	3,546
3.411% due 05/16/2044		37,426	39,622
SLM Student Loan Trust
0.324% due 10/25/2022		472	471
0.342% due 12/15/2023	EUR	104	123
0.352% due 09/15/2021		852	1,030
0.352% due 06/17/2024		21,647	25,733
0.364% due 01/25/2019		$2,072	2,070
0.384% due 01/25/2021		297	297
0.404% due 04/27/2020		5,092	5,085
0.564% due 01/25/2022		12,000	11,880
0.734% due 10/25/2017		17,344	17,401
0.784% due 10/25/2017		33	33
0.884% due 04/25/2019		700	704
1.134% due 07/25/2023		700	713
1.441% due 12/15/2033		24,013	23,821
1.534% due 01/25/2018		1,000	1,005
1.734% due 04/25/2023		562,956	578,754
1.934% due 07/25/2023		3,075	3,208
Soundview Home Loan Trust
0.230% due 11/25/2036		1,260	491
0.250% due 06/25/2037		329	197
0.280% due 01/25/2037		63	43
0.330% due 11/25/2036		13,312	11,356
0.330% due 01/25/2037		6,038	4,156
0.350% due 05/25/2036		4,699	4,399
0.350% due 02/25/2037		10,961	5,425
0.350% due 08/25/2037		4,000	2,877
0.380% due 06/25/2037		26,700	15,981
0.410% due 07/25/2036		13,400	8,460
0.420% due 08/25/2037		3,828	2,670
0.430% due 02/25/2037		14,143	7,085
0.450% due 05/25/2036		5,000	3,997
0.450% due 06/25/2037		22,222	13,385
0.470% due 11/25/2035		3	3
0.995% due 06/25/2035		5,205	4,693
South Carolina Student Loan Corp.
0.784% due 03/01/2018		97	97
0.984% due 03/02/2020		700	702
1.234% due 09/03/2024		600	606
Specialty Underwriting & Residential Finance Trust
0.270% due 11/25/2037		1,149	805
0.455% due 12/25/2036		9,514	7,442
0.520% due 09/25/2036		3,710	3,649
0.520% due 03/25/2037		5,425	2,985
0.670% due 06/25/2036		1,795	1,709
0.820% due 12/25/2035		5,290	4,901
0.850% due 01/25/2034		23	20
4.617% due 02/25/2037		8,729	4,362
Stone Tower CLO Ltd.
0.458% due 04/17/2021		3,972	3,921
Structured Asset Investment Loan Trust
0.320% due 06/25/2036		3,621	3,109
0.320% due 09/25/2036		45,238	36,156
0.330% due 05/25/2036		8,664	6,972
0.470% due 01/25/2036		6,526	5,024
0.870% due 04/25/2033		1,833	1,779
1.070% due 01/25/2035		30,731	30,396
1.070% due 05/25/2035		9,400	7,858
1.100% due 09/25/2034		664	588
1.145% due 01/25/2035		10,188	4,676
1.170% due 09/25/2034		428	417
1.295% due 01/25/2035		3,957	851
1.370% due 01/25/2033		213	209
1.550% due 04/25/2033		1,320	1,159
1.745% due 01/25/2035		4,313	503
1.895% due 01/25/2035 ^		5,616	217
Structured Asset Securities Corp.
5.180% due 10/25/2034		1,887	1,968
Structured Asset Securities Corp. Mortgage Loan Trust
0.270% due 01/25/2037		1,115	1,114

0.280% due 01/25/2037		3,048	3,006
0.310% due 05/25/2047		9,438	9,107
0.330% due 03/25/2036		209	202
0.340% due 12/25/2036		28,335	24,032
0.350% due 01/25/2037		3,896	1,975
0.420% due 09/25/2036		4,500	3,593
0.470% due 06/25/2035		3,356	2,961
0.540% due 04/25/2036		6,436	5,528
0.655% due 11/25/2037		22,200	16,918
1.070% due 08/25/2037		8,717	8,136
1.656% due 04/25/2035		13,404	12,995
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.410% due 06/25/2033		60	60
Structured Asset Securities Corp. Trust
0.630% due 09/25/2035		7,900	5,620
Symphony CLO Ltd.
0.472% due 05/15/2019		74,935	74,435
Triaxx Prime CDO Ltd.
0.430% due 10/02/2039		132,557	112,143
Trimaran CLO Ltd.
0.482% due 11/01/2018		713	713
Wachovia Loan Trust
0.530% due 05/25/2035		1,247	1,195
Washington Mutual Asset-Backed Certificates Trust
0.215% due 10/25/2036		2,235	1,147
Wells Fargo Home Equity Asset-Backed Securities Trust
0.400% due 05/25/2036		9,708	9,469
Wood Street CLO BV
0.433% due 03/29/2021	EUR	14,490	17,453

Total Asset-Backed Securities (Cost $5,247,200)			5,716,079

SOVEREIGN ISSUES 11.5%
Autonomous Community of Catalonia
3.875% due 04/07/2015		35,750	43,502
3.875% due 09/15/2015		6,585	8,091
4.300% due 11/15/2016		4,750	6,030
4.750% due 06/04/2018		40,886	53,465
4.900% due 09/15/2021		3,200	4,324
4.950% due 02/11/2020		4,950	6,669
Autonomous Community of Valencia
3.250% due 07/06/2015		3,413	4,177
4.000% due 11/02/2016		5,900	7,532
4.375% due 07/16/2015		64,317	79,383
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$76,900	77,354
4.125% due 09/15/2017	EUR	37,800	46,106
6.369% due 06/16/2018		$10,000	10,710
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	12,673	4,634
0.000% due 07/01/2015		366,530	130,119
0.000% due 10/01/2015		924,000	317,545
0.000% due 01/01/2016		434,350	144,675
0.000% due 01/01/2017		803,700	237,171
0.000% due 07/01/2018		734,100	181,790
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		2,199,749	790,310
10.000% due 01/01/2025		252,400	83,166
Canada Housing Trust
2.400% due 12/15/2022	CAD	700	616
China Development Bank Corp.
5.800% due 01/03/2016	CNY	5,445	901
China Government International Bond
3.320% due 06/12/2015		25,250	4,069
Export-Import Bank of Korea
5.125% due 06/29/2020		$17,500	19,770
Italy Buoni Poliennali Del Tesoro
1.150% due 05/15/2017	EUR	887,100	1,086,820
2.150% due 11/12/2017 (e)		16,976	21,297
2.250% due 05/15/2016		98,000	121,508
2.250% due 04/22/2017 (e)		39,613	49,546
2.550% due 10/22/2016 (e)		80,324	100,470
3.750% due 04/15/2016		305,800	385,716
3.750% due 08/01/2016		473,500	602,526
3.750% due 05/01/2021		216,700	301,108
3.750% due 08/01/2021		13,000	18,101
3.750% due 09/01/2024		351,500	496,476
4.750% due 09/15/2016		10,200	13,233
4.750% due 06/01/2017		169,700	225,612
5.500% due 11/01/2022		26,800	41,718
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2015		122,800	147,983
Italy Certificati Di Credito Del Tesoro
0.000% due 04/29/2016		125,100	150,469

Japan Government International Bond
1.700% due 09/20/2044	JPY	73,430,000	678,869
Korea Housing Finance Corp.
4.125% due 12/15/2015		$96,300	98,977
Korea Land & Housing Corp.
1.875% due 08/02/2017		50,000	49,879
Mexico Government International Bond
4.000% due 11/15/2040 (e)	MXN	904,102	69,084
4.000% due 11/08/2046 (e)		4,031,197	313,393
7.750% due 05/29/2031		491,700	37,926
New South Wales Treasury Corp.
2.750% due 11/20/2025	AUD	1,219	1,186
New Zealand Government Bond
2.000% due 09/20/2025	NZD	25,773	20,082
Province of Ontario
1.650% due 09/27/2019		$85,700	84,809
3.000% due 07/16/2018		17,500	18,346
3.150% due 06/02/2022	CAD	105,550	96,102
4.000% due 10/07/2019		$23,855	26,118
4.000% due 06/02/2021	CAD	543,800	520,772
4.200% due 06/02/2020		394,000	378,890
4.400% due 06/02/2019		31,175	29,917
4.400% due 04/14/2020		$18,900	21,058
5.500% due 06/02/2018	CAD	20,700	20,155
Province of Quebec
2.750% due 08/25/2021		$81,800	83,600
3.500% due 07/29/2020		11,900	12,750
3.500% due 12/01/2022	CAD	68,053	63,186
4.250% due 12/01/2021		372,700	362,548
4.500% due 12/01/2020		773,800	758,078
4.625% due 05/14/2018		$1,000	1,102
Qatar Government International Bond
4.000% due 01/20/2015		65,200	65,356
Republic of Germany
0.750% due 04/15/2018 (e)	EUR	3,297	4,100
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	6,830,000	46,636
4.500% due 07/03/2017		5,920,000	39,654
Slovenia Government International Bond
4.700% due 11/01/2016	EUR	400	518
Spain Government Bond
4.700% due 07/30/2041		126,400	205,128
5.150% due 10/31/2044		51,400	89,028
Spain Government International Bond
2.100% due 04/30/2017		549,400	689,652
2.750% due 04/30/2019		32,800	43,056
2.750% due 10/31/2024		730,600	975,484
3.150% due 01/31/2016		33,900	42,283
3.250% due 04/30/2016		427,500	536,581
3.300% due 07/30/2016 (i)		897,000	1,134,031
3.750% due 10/31/2015		780,700	970,429
4.200% due 01/31/2037		55,500	84,337
4.250% due 10/31/2016		202,800	262,510
4.500% due 01/31/2018 (i)		270,900	366,552
5.400% due 01/31/2023		129,200	204,611
5.500% due 07/30/2017 (i)		265,000	361,532
5.500% due 04/30/2021		10,400	15,993
United Kingdom Gilt
3.250% due 01/22/2044	GBP	153,900	276,593
Xunta de Galicia
5.763% due 04/03/2017	EUR	24,400	32,791
6.131% due 04/03/2018		27,620	39,229
6.964% due 12/28/2017		10,400	14,834

Total Sovereign Issues (Cost $17,887,526)			16,272,437

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% (f)		182,618	221,926

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (c)		8,712,560	0

6.250% due 07/14/2033 (c)		475,440	0

			0

Total Convertible Preferred Securities (Cost $212,129)			221,926

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Citigroup Capital
7.875% due 10/30/2040		100,000	2,658
CoBank ACB
6.250% due 10/01/2022 (f)(g)		40,000	4,051
GMAC Capital Trust
8.125% due 02/15/2040		384,549	10,144
Navient Corp. CPI Linked Security
3.658% due 03/15/2017		4,700	116

Total Preferred Securities (Cost $17,191)			16,969

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.5%
CERTIFICATES OF DEPOSIT 1.2%
Banco Bilbao Vizcaya Argentaria S.A.
0.983% due 10/23/2015		$194,750	194,569
1.078% due 05/16/2016		155,000	154,899
1.081% due 05/16/2016		500	500
Banco do Brasil S.A.
1.211% due 06/29/2015		160,000	160,029
Intesa Sanpaolo SpA
1.610% due 04/11/2016		11,200	11,223
1.650% due 04/07/2015		249,600	250,205
Itau Unibanco Holding S.A.
1.151% due 06/04/2015		339,000	338,992
1.190% due 06/26/2015		223,000	223,005
Sumitomo Mitsui Banking Corp.
0.554% due 04/29/2016		75,000	75,004
0.609% due 05/02/2017		315,300	315,330

			1,723,756

COMMERCIAL PAPER 0.3%
ENI Finance USA, Inc.
0.530% due 05/15/2015		500	499
Tesco Treasury Services PLC
1.024% due 08/18/2015		107,500	105,607
Vodafone Group PLC
0.455% due 06/01/2015		1,000	998
0.485% due 06/01/2015		300	300
0.510% due 06/01/2015		125,000	124,798
0.520% due 06/01/2015		35,000	34,944
0.520% due 06/02/2015		50,000	49,918
0.600% due 06/29/2015		154,600	154,275

			471,339

REPURCHASE AGREEMENTS (h) 0.7%			960,242

SHORT-TERM NOTES 0.2%
JPMorgan Chase Bank N.A.
0.000% due 07/02/2015		80,754	79,882
1.504% due 07/02/2015		143,275	141,857

			221,739

MEXICO TREASURY BILLS 0.0%
3.052% due 05/28/2015	MXN	616,400	41,277

SLOVENIA TREASURY BILLS 0.0%
0.508% due 02/12/2015	EUR	100	121

U.S. TREASURY BILLS 0.1%
0.062% due 03/05/2015 - 05/28/2015 (d)(k)(m)		$116,055	116,037

Total Short-Term Instruments (Cost $3,547,359)		3,534,511

Total Investments in Securities (Cost $133,986,682)		136,050,462

	SHARES
INVESTMENTS IN AFFILIATES 17.8%
SHORT-TERM INSTRUMENTS 17.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.8%
PIMCO Short-Term Floating NAV Portfolio	33,355,453	333,188
PIMCO Short-Term Floating NAV Portfolio III	2,518,712,568	24,965,479

Total Short-Term Instruments (Cost $25,407,103)		25,298,667

Total Investments in Affiliates (Cost $25,407,103)		25,298,667

Total Investments 113.8% (Cost $159,393,785)		$161,349,129
Financial Derivative Instruments (j)(l) 1.9% (Cost or Premiums, net $(485,632))		2,637,572
Other Assets and Liabilities, net (15.7%)		(22,210,396)

Net Assets 100.0%		$141,776,305

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CoBank ACB	6.250%	10/01/2022	12/13/2012 - 12/14/2012	$4,180	$4,051	0.00%
Intercapital PLC	1.950%	06/28/2015	08/19/2014	6,000	5,994	0.01%
Navient Corp.	5.000%	12/15/2015	03/06/2014 - 03/10/2014	2,084	2,105	0.00%
Pinnacol Assurance	8.625%	06/25/2034	06/23/2014	15,000	15,893	0.01%

				$27,264	$28,043	0.02%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.120%	12/31/2014	01/02/2015		$17,300	U.S. Treasury Notes 1.875% due 08/31/2017	$(17,658)	$17,300	$17,300
	0.130%	12/31/2014	01/02/2015		36,000	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2022	(36,856)	36,000	36,000
	0.140%	12/31/2014	01/02/2015		4,500	Freddie Mac 3.500% due 09/01/2044	(4,665)	4,500	4,500
BPS	0.000%	12/23/2014	02/02/2015	EUR	173,100	Spain Government Bond 4.800% due 01/31/2024	(172,893)	209,459	173,100
	0.003%	12/08/2014	04/30/2019		219,875	Spain Government Bond 2.750% due 04/30/2019	(220,133)	266,060	219,868
	0.003%	12/08/2014	04/30/2017		12,156	Spain Government Bond 2.750% due 04/30/2017	(12,140)	14,709	12,155
	0.003%	12/24/2014	01/31/2024		54,968	Spain Government Bond 4.800% due 01/31/2024	(54,777)	66,514	54,968
FOB	0.150%	12/31/2014	01/02/2015		$71,700	U.S. Treasury Notes 0.375% due 03/15/2016	(73,212)	71,700	71,701
JPS	0.140%	12/31/2014	01/02/2015		50,200	U.S. Treasury Notes 0.750% - 1.875% due 06/30/2015 - 01/15/2017	(51,383)	50,200	50,200
MSC	0.150%	12/31/2014	01/02/2015		22,600	U.S. Treasury Bonds 3.750% due 11/15/2043	(23,088)	22,600	22,600
RDR	0.150%	12/31/2014	01/02/2015		71,700	U.S. Treasury Notes 2.625% due 08/15/2020	(73,199)	71,700	71,701
SAL	0.140%	12/31/2014	01/02/2015		3,000	U.S. Treasury Notes 2.500% due 05/15/2024	(3,067)	3,000	3,000
TDM	0.150%	12/31/2014	01/02/2015		126,500	U.S. Treasury Notes 1.250% - 3.500% due 01/31/2019 - 05/15/2020	(129,785)	126,500	126,501

Total Repurchase Agreements							$(872,856)	$960,242	$863,594

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date		Amount Borrowed (3)		Payable for Reverse Repurchase Agreements
BPG	(2.500%)	12/29/2014	12/29/2016			$(2,922)	$(2,922)
	1.500%	12/29/2014	12/31/2015			(6,938)	(6,938)
BPS	0.080%	12/08/2014	TBD	(2)	EUR	(287,000)	(347,238)
BRC	0.850%	12/11/2014	TBD	(2)		$5,430	(5,430)
JML	1.000%	12/19/2014	TBD	(2)		(1,995)	(1,996)
TDM	1.000%	12/31/2014	01/02/2015			(51,188)	(51,187)

Total Reverse Repurchase Agreements							$(415,711)

(2)	Open maturity reverse repurchase agreement.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
GSC	(0.500%)	12/31/2014	01/02/2015	$(151,460)	$(151,467)
	0.400%	12/31/2014	01/02/2015	(296,353)	(296,379)
MSC	(1.000%)	12/31/2014	01/02/2015	(14,333)	(14,333)
	(0.250%)	12/31/2014	01/02/2015	(100,973)	(100,979)
	0.400%	12/31/2014	01/02/2015	(294,173)	(294,200)

Total Sale-Buyback Transactions					$(857,358)

(3)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $2,318,165 at a weighted average interest rate of (0.053%).
(4)	Payable for sale-buyback transactions includes $59 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.000%	01/01/2030	$26,000	$(27,008)	$(27,008)
Fannie Mae	3.500%	01/01/2030	1,000	(1,055)	(1,055)
Fannie Mae	4.000%	01/01/2030	39,000	(41,285)	(41,320)
Fannie Mae	4.500%	01/01/2045	57,000	(61,729)	(61,729)
Fannie Mae	5.000%	03/01/2038	485	(536)	(536)
Fannie Mae	5.000%	01/01/2045	133,000	(146,766)	(146,766)
Freddie Mac	5.500%	01/01/2045	9,000	(10,057)	(10,057)
Ginnie Mae	6.000%	01/01/2045	900	(1,017)	(1,017)

Total Short Sales				$(289,453)	$(289,488)

(i)	Securities with an aggregate market value of $1,465,225 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$99.000	02/20/2015	4,640	$39	$74
Put - CBOT U.S. Treasury 10-Year Note March Futures	100.000	02/20/2015	53,251	451	850
Put - CBOT U.S. Treasury 10-Year Note March Futures	101.000	02/20/2015	2,849	24	45
Put - CBOT U.S. Treasury 10-Year Note March Futures	103.000	02/20/2015	54,581	462	873

				$976	$1,842

Total Purchased Options				$976	$1,842

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	27,971	$1,997	$0	$(350)
90-Day Eurodollar June Futures	Short	06/2015	52,456	(718)	0	(656)
90-Day Eurodollar March Futures	Short	03/2016	11,622	703	0	(145)
90-Day Eurodollar September Futures	Short	09/2015	52,303	1,010	0	(654)
Canada Government 10-Year Bond March Futures	Short	03/2015	12,653	(28,593)	0	(6,643)
Euro-BTP Italy Government Bond March Futures	Long	03/2015	39,316	65,785	44,524	0
Euro-Bund 10-Year Bond March Futures	Short	03/2015	43,318	(148,935)	0	(2,621)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	285,033	141,219	63,245	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	130,160	350,397	36,608	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2015	58,883	(37,915)	0	(1,147)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2015	2,014	(748)	0	(39)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2015	26,058	(7,681)	0	(1,015)
United Kingdom Long Gilt March Futures	Short	03/2015	5,000	(23,400)	0	(4,599)

Total Futures Contracts				$313,121	$144,377	$(17,869)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

							Variation Margin
Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	03/20/2015	0.108%	$111,400	$272	$(26)	$3	$0
Berkshire Hathaway, Inc.	1.000%	06/20/2015	0.108%	30,000	148	(1)	1	0
Berkshire Hathaway, Inc.	1.000%	12/20/2015	0.133%	60,000	564	13	2	0
Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.411%	65,000	1,576	296	3	0

					$2,560	$282	$9	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-23 5-Year Index	1.000%	12/20/2019		$282,900	$4,610	$(136)	$23	$0
iTraxx Europe 22 5-Year Index	1.000%	12/20/2019	EUR	160,600	3,571	(131)	0	(233)
iTraxx Europe Senior 22 5-Year Index	1.000%	12/20/2019		899,700	17,618	(1,500)	0	(1,937)

					$25,799	$(1,767)	$23	$(2,170)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.089%	02/27/2015		$9,445,800	$(755)	$(707)	$8	$0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		4,473,200	(30,002)	(24,730)	793	0
Receive	3-Month USD-LIBOR	0.665%	04/17/2016		34,273,000	(5,696)	(8,614)	0	(1,481)
Receive	3-Month USD-LIBOR	1.000%	04/17/2017		13,623,100	35,878	(10,473)	21	0
Receive	3-Month USD-LIBOR	1.680%	10/16/2019		2,000,000	(623)	3,277	0	(764)
Receive	3-Month USD-LIBOR	1.650%	10/16/2019		658,100	689	1,347	0	(488)
Receive	3-Month USD-LIBOR	1.800%	12/03/2019		2,711,000	(8,461)	(3,640)	0	(2,100)
Pay	3-Month USD-LIBOR	4.000%	06/19/2024		3,800,000	194,150	153,454	1,829	0
Pay	3-Month USD-LIBOR	4.500%	06/19/2024		1,850,000	134,973	74,265	940	0
Receive	3-Month USD-LIBOR	2.550%	09/04/2024		212,500	(6,923)	(6,067)	0	(99)
Receive	3-Month USD-LIBOR	2.550%	10/16/2024		1,500,000	(43,706)	(38,006)	0	(800)
Receive	3-Month USD-LIBOR	2.500%	10/16/2024		4,000,000	(98,149)	(89,374)	0	(2,111)
Receive	3-Month USD-LIBOR	2.550%	10/29/2024		630,000	(18,070)	(5,661)	0	(675)
Receive	3-Month USD-LIBOR	2.400%	10/29/2024		1,132,700	(16,864)	(13,947)	0	(1,198)
Receive	3-Month USD-LIBOR	4.250%	06/15/2041		3,312,700	(1,032,036)	(97,250)	0	(5,647)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		5,727,700	(68,847)	(537,298)	0	(7,995)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		3,111,500	(528,630)	(702,425)	0	(4,790)
Receive	3-Month USD-LIBOR	2.800%	12/18/2043		256,700	(5,715)	(17,689)	0	(346)
Receive	6-Month EUR-EURIBOR	0.430%	12/11/2019	EUR	694,100	(3,261)	(2,520)	0	(111)
Receive	6-Month EUR-EURIBOR	1.120%	12/11/2024		250,000	(9,363)	(8,004)	0	(323)
Receive	6-Month EUR-EURIBOR	1.060%	12/11/2024		250,000	(7,571)	(6,729)	0	(322)
Receive	6-Month EUR-EURIBOR	1.000%	12/17/2024		750,000	(17,103)	(15,647)	0	(965)
Receive	6-Month GBP-LIBOR	1.500%	09/18/2016	GBP	3,542,400	(49,793)	(26,769)	0	(1,003)
Receive	6-Month GBP-LIBOR	1.550%	10/06/2016		917,900	(7,631)	(7,631)	0	(252)
Receive	6-Month GBP-LIBOR	1.510%	10/07/2016		1,589,300	(12,197)	(12,213)	0	(437)
Receive	6-Month GBP-LIBOR	1.837%	10/06/2017		459,900	(8,488)	(8,488)	0	(331)
Receive	6-Month JPY-LIBOR	0.500%	09/17/2021	JPY	276,560,000	(30,839)	(14,013)	0	(565)
Receive	28-Day MXN-TIIE	3.345%	03/13/2015	MXN	54,460,000	(174)	(174)	0	(82)
Receive	28-Day MXN-TIIE	3.420%	06/05/2015		25,094,000	(182)	(182)	0	(185)
Receive	28-Day MXN-TIIE	3.615%	12/18/2015		14,500,000	608	608	0	(190)
Receive	28-Day MXN-TIIE	3.605%	12/18/2015		8,675,000	423	423	0	(113)
Receive	28-Day MXN-TIIE	3.740%	02/12/2016		10,150,000	163	163	0	(143)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016		7,066,979	13,124	(3,294)	184	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017		1,177,400	1,008	(392)	89	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		15,933,000	28,164	(8,968)	1,216	0
Pay	28-Day MXN-TIIE	5.700%	01/18/2019		9,005,650	14,391	(3,834)	1,207	0
Pay	28-Day MXN-TIIE	5.470%	04/26/2019		5,238,000	4,530	1,685	799	0
Pay	28-Day MXN-TIIE	5.010%	10/10/2019		91,200	(81)	(81)	14	0
Pay	28-Day MXN-TIIE	6.330%	11/08/2019		900,000	(184)	(22)	66	0
Pay	28-Day MXN-TIIE	6.320%	11/12/2019		1,430,100	(319)	(302)	105	0
Pay	28-Day MXN-TIIE	5.750%	06/08/2020		686,000	589	(873)	128	0
Pay	28-Day MXN-TIIE	6.240%	02/01/2021		2,310,000	5,392	(2,130)	532	0
Pay	28-Day MXN-TIIE	6.350%	06/02/2021		86,100	223	25	22	0
Pay	28-Day MXN-TIIE	6.650%	06/02/2021		1,007,400	3,785	(1,709)	257	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		4,947,100	(1,365)	4,837	1,256	0
Pay	28-Day MXN-TIIE	5.840%	09/14/2021		7,390,400	3,478	6,415	1,979	0
Pay	28-Day MXN-TIIE	6.040%	09/21/2021		1,446,500	1,790	1,790	392	0
Pay	28-Day MXN-TIIE	5.905%	09/22/2021		1,115,300	762	762	301	0
Pay	28-Day MXN-TIIE	5.877%	09/23/2021		2,262,900	1,260	1,260	611	0
Pay	28-Day MXN-TIIE	5.765%	09/30/2021		3,300,000	643	643	890	0
Pay	28-Day MXN-TIIE	5.770%	09/30/2021		349,900	75	75	94	0
Pay	28-Day MXN-TIIE	5.570%	10/08/2021		3,082,600	(2,021)	(2,021)	871	0
Pay	28-Day MXN-TIIE	5.608%	10/08/2021		1,357,200	(678)	(678)	384	0
Pay	28-Day MXN-TIIE	5.920%	12/08/2021		999,500	669	669	283	0
Pay	28-Day MXN-TIIE	5.850%	12/21/2021		234,100	69	69	67	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022		5,284,600	(8,189)	4,131	1,676	0
Pay	28-Day MXN-TIIE	5.750%	09/02/2022		156,000	(64)	(42)	50	0
Pay	28-Day MXN-TIIE	6.000%	09/02/2022		1,564,000	1,140	347	505	0
Pay	28-Day MXN-TIIE	5.750%	06/05/2023		258,300	(245)	(130)	91	0
Pay	28-Day MXN-TIIE	6.800%	12/26/2023		8,600,000	36,398	(4,647)	3,325	0
Pay	28-Day MXN-TIIE	6.300%	04/26/2024		15,250,000	22,460	20,482	5,942	0
Pay	28-Day MXN-TIIE	7.270%	04/10/2029		1,400,000	7,609	48	715	0
Pay	28-Day MXN-TIIE	6.915%	09/10/2029		514,700	1,330	900	260	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		1,008,200	1,198	712	330	0
Pay	28-Day MXN-TIIE	6.840%	11/27/2029		787,700	1,548	1,548	399	0
Pay	28-Day MXN-TIIE	6.860%	11/27/2029		1,229,800	2,598	2,598	623	0
Pay	28-Day MXN-TIIE	6.710%	11/30/2029		2,513,400	2,469	2,469	1,262	0
Pay	28-Day MXN-TIIE	7.000%	06/08/2034		400,000	478	478	231	0
Pay	28-Day MXN-TIIE	7.020%	06/08/2034		797,500	1,091	852	462	0
Pay	28-Day MXN-TIIE	7.160%	11/21/2034		144,500	352	352	85	0
Pay	28-Day MXN-TIIE	6.940%	12/05/2034		792,700	324	324	461	0

						$(1,498,394)	$(1,400,366)	$31,755	$(33,516)

Total Swap Agreements						$(1,470,035)	$(1,401,851)	$31,787	$(35,686)

(k)	Securities with an aggregate market value of $2,055,737 and cash of $1,056,486 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2015	JPY	21,007,800		$177,051	$1,641	$0
BOA	01/2015	BRL	500,000		188,182	85	0
	01/2015	EUR	3,800,000		4,770,790	171,766	0
	01/2015	ILS	2,765,245		739,120	30,293	(114)
	01/2015	MXN	1,478,484		112,668	12,475	0
	01/2015		$188,239	BRL	500,000	0	(142)
	01/2015		3,645,615	EUR	2,929,779	0	(99,793)
	01/2015		17,509	GBP	11,187	0	(73)
	01/2015		1,484,644	JPY	177,452,000	5,989	(8,951)
	01/2015		601,655	MXN	8,769,877	0	(7,346)
	02/2015	GBP	5,685		$8,881	23	0
	02/2015	MXN	2,149,137		157,797	12,540	0
	02/2015		$186,592	BRL	500,000	41	0
	02/2015		12,475	MXN	170,441	0	(944)
	03/2015	CAD	620,951		$540,640	6,877	0
	03/2015	ILS	1,171,942		301,333	1,662	(855)
	03/2015	MXN	8,492,233		591,030	18,063	0
	04/2015		838,103		59,848	3,346	0
	05/2015	CAD	359,764		327,758	18,954	0
	05/2015	MXN	6,160,022		441,877	27,904	0
	06/2015	EUR	750,000		1,026,173	117,212	0
	06/2015		$377,217	EUR	285,641	0	(31,035)
	08/2015	EUR	96,600		$129,190	12,029	0
	08/2015	JPY	20,610,832		203,100	30,595	0
	06/2016	EUR	1,795,000		2,458,723	260,965	0
	06/2016		$140,340	EUR	103,913	0	(13,126)
	09/2016	EUR	500,000		$655,000	40,680	0
BPS	01/2015	BRL	931,588		356,008	5,550	0
	01/2015	ILS	558,953		144,141	839	0
	01/2015	MXN	1,005,378		73,852	5,806	0
	01/2015		$111,494	AUD	133,400	0	(2,586)
	01/2015		350,722	BRL	931,588	0	(264)
	01/2015		1,395,029	JPY	165,593,600	0	(12,362)
	01/2015		137,980	MXN	2,018,677	0	(1,325)
	02/2015	MXN	9,489,316		$692,504	50,672	0
	02/2015		$123,090	BRL	329,476	0	(108)
	02/2015		6,361	CHF	6,128	0	(193)
	02/2015		1,141,636	MXN	16,544,035	0	(23,008)
	03/2015	MXN	3,768,905		$260,842	6,556	0
	03/2015		$285,106	MXN	4,184,966	0	(2,512)
	04/2015	BRL	1,362,772		$565,949	65,651	0
	04/2015	DKK	183,832		32,892	2,999	0
	04/2015	MXN	7,762,852		574,870	51,519	0
	04/2015		$599,914	MXN	8,801,013	0	(6,577)
	05/2015	MXN	2,425,216		$176,649	13,587	0
	06/2015	EUR	125,000		169,524	18,030	0
	06/2015		$596,026	EUR	444,554	0	(57,250)
	07/2015	BRL	665,910		$265,623	27,392	0
	10/2015		441,900		159,014	4,944	0
BRC	01/2015		496,351		207,072	20,347	0
	01/2015	ILS	21,456		5,737	236	0
	01/2015		$186,910	BRL	496,351	0	(186)
	01/2015		37	EUR	30	0	(1)
	02/2015	MXN	736,514		$53,998	4,171	0
	02/2015		$323,880	MXN	4,420,552	0	(24,820)
	06/2015		808,562	EUR	603,446	0	(77,218)
	07/2015		177,885	BRL	500,000	991	0
	10/2015	BRL	78,900		$27,929	420	0
	06/2016	EUR	540,000		741,254	79,802	0
CBK	01/2015	AUD	1,443,760		1,234,834	56,149	0
	01/2015	BRL	1,495,800		563,135	424	0
	01/2015	EUR	3,938,423		4,927,712	161,159	0
	01/2015	GBP	319,072		501,114	3,809	0
	01/2015	ILS	78,961		21,000	797	(41)
	01/2015	JPY	400,000,000		3,388,940	49,034	0
	01/2015	MXN	25,000		1,831	138	0
	01/2015		$711,161	AUD	869,746	0	(1,101)
	01/2015		568,686	BRL	1,495,800	0	(5,974)
	01/2015		269,767	EUR	216,659	0	(7,551)
	01/2015		68,954	JPY	8,163,970	0	(796)
	02/2015	AUD	1,033,097		$842,745	1,103	0
	02/2015	INR	3,369,626		53,300	501	0
	02/2015	MXN	25,000		1,829	138	0
	02/2015		$170,633	CHF	165,248	0	(4,318)
	02/2015		194,557	MXN	2,638,400	0	(16,064)
	03/2015	ILS	55,843		$14,300	0	(20)
	03/2015	MXN	2,033,654		141,481	4,272	0
	03/2015		$3,551	CAD	4,133	2	0
	04/2015		486,789	BRL	1,334,532	3,142	0
	04/2015		119,696	MXN	1,764,399	0	(960)
	05/2015		1,154,300		17,031,469	0	(9,284)
	06/2015	EUR	500,000		$683,670	77,696	0
	06/2015		$6,620	EUR	5,004	0	(556)
	07/2015	BRL	874,601		$337,826	24,934	0
	10/2015		33,000		11,661	155	0
	06/2016		$337,675	EUR	250,000	0	(31,616)
DUB	01/2015	GBP	1,065,529		$1,675,095	14,361	0
	01/2015	ILS	533,600		143,207	6,405	0
	01/2015		$353,431	AUD	413,506	0	(15,845)
	01/2015		1,324,492	GBP	852,557	4,330	(25)
	02/2015	GBP	848,765		$1,318,293	0	(4,291)
	02/2015	INR	1,341,057		21,124	111	0
	02/2015	MXN	1,691,440		115,124	695	0
	02/2015		$198,452	MXN	2,700,000	0	(15,791)
	03/2015	CAD	583,067		$507,315	6,117	0
	05/2015	MXN	2,221,310		160,904	11,683	0
	05/2015		$270,267	MXN	3,997,926	0	(1,698)
	06/2015		571,662	EUR	439,479	0	(39,037)
	07/2015	BRL	572,727		$234,051	29,156	0
	08/2015	EUR	536,500		718,606	67,917	0
	01/2016	BRL	242,656		84,200	1,674	0
	02/2016	EUR	450,000		605,520	57,484	0
	06/2016		1,250,000		1,709,019	178,723	0
	06/2016		$2,636	EUR	1,950	0	(248)
	09/2016	EUR	500,000		$656,880	42,560	0
FBF	01/2015	AUD	220,627		180,521	401	0
	01/2015	BRL	513,263		194,044	957	0
	01/2015	GBP	40,438		63,517	490	0
	01/2015		$193,301	BRL	513,263	111	(326)
	01/2015		728,976	GBP	469,695	3,091	0
	02/2015	GBP	469,694		$728,782	0	(3,117)
	02/2015	MXN	7,105,234		512,375	32,191	0
	02/2015		$181,830	BRL	486,340	0	(296)
	02/2015		53,042	DKK	317,145	0	(1,492)
	02/2015		123,318	MXN	1,812,468	0	(701)
	03/2015	MXN	3,000,000		$211,141	8,733	0
	03/2015		$140,476	MXN	2,019,271	0	(4,237)
	04/2015	BRL	823,214		$337,878	35,661	0
	04/2015		$6,554	BRL	17,700	0	(56)
	05/2015	MXN	4,103,323		$298,322	22,505	0
	06/2015	EUR	500,000		682,925	76,951	0
	06/2015		$574,559	EUR	428,617	0	(55,098)
	07/2015	BRL	2,912,957		$1,172,426	130,650	(344)
	06/2016	EUR	500,000		685,010	72,892	0
GLM	01/2015	AUD	413,981		338,361	387	0
	01/2015	BRL	500,470		186,429	0	(1,845)
	01/2015	EUR	2,667,348		3,315,246	87,036	0
	01/2015	ILS	1,344,138		359,410	14,888	(82)
	01/2015	INR	287,825		4,522	0	(21)
	01/2015	JPY	130,096,000		1,103,443	17,172	0
	01/2015	MXN	492,820		37,554	4,157	0
	01/2015		$206,975	AUD	245,389	0	(6,639)
	01/2015		188,416	BRL	500,470	0	(142)
	01/2015		141,673	JPY	17,055,300	735	0
	02/2015	AUD	312,389		$252,816	0	(1,680)
	02/2015	CHF	400,350		415,707	12,773	0
	02/2015	INR	1,759,324		27,833	266	0
	02/2015	MXN	2,911,440		200,000	3,035	0
	02/2015		$184,822	BRL	500,470	1,986	0
	02/2015		213,107	CHF	206,569	0	(5,205)
	02/2015		6,237	GBP	4,010	11	0
	02/2015		37,197	MXN	506,836	0	(2,908)
	03/2015		5,221	CAD	6,069	0	(4)
	04/2015	BRL	3,071,994		$1,265,646	137,861	0
	06/2015		$585,457	EUR	439,427	0	(52,894)
	07/2015	BRL	1,127,742		$450,532	47,078	0
HUS	01/2015		2,046,990		793,048	22,981	0
	01/2015	EUR	1,359,107		1,670,477	25,592	0
	01/2015	INR	7,264,209		116,188	1,143	0
	01/2015	JPY	54,572,000		457,801	2,137	0
	01/2015		$767,571	BRL	2,046,990	2,495	0
	01/2015		468,264	EUR	375,630	0	(13,651)
	01/2015		37,128	GBP	23,724	11	(163)
	01/2015		66,120	INR	4,187,500	219	0
	01/2015		148,872	JPY	17,620,746	0	(1,763)
	02/2015	AUD	251,742		$204,942	101	(247)
	02/2015	GBP	4,224		6,571	0	(11)
	02/2015		$72,304	HKD	560,712	0	0
	02/2015		228,072	MXN	3,077,133	0	(19,897)
	03/2015	MXN	4,489,808		$310,164	7,239	0
	04/2015	BRL	335,863		136,375	13,073	0
	04/2015	DKK	133,079		23,812	2,172	0
	04/2015		$19,349	MXN	285,222	0	(155)
	05/2015		55,346		817,198	0	(446)
	07/2015	BRL	123,565		$50,089	5,883	0
	08/2015	JPY	4,703,399		46,126	6,760	0
JPM	01/2015	AUD	166,927		136,698	419	0
	01/2015	BRL	6,994,944		2,633,440	1,981	0
	01/2015	EUR	3,628		4,476	86	0
	01/2015	ILS	1,421,928		374,195	9,647	0
	01/2015	INR	25,758,101		404,452	0	(2,042)
	01/2015	JPY	83,962,200		697,408	0	(3,656)
	01/2015	MXN	3,725,124		281,129	28,746	0
	01/2015		$2,639,471	BRL	6,994,944	2,196	(10,208)
	01/2015		73,782	INR	4,615,064	0	(724)
	01/2015		1,294,962	JPY	153,360,800	0	(14,435)
	02/2015	HKD	390,293		$50,337	8	0
	02/2015	MXN	1,818,983		136,116	13,058	0
	02/2015		$340,729	MXN	4,953,597	0	(5,773)
	03/2015	CAD	1,034,559		$900,370	11,074	0
	03/2015	ILS	1,016,192		259,224	15	(1,375)
	03/2015		$400,785	MXN	5,891,022	0	(3,321)
	04/2015	BRL	959,860		$383,899	31,517	0
	04/2015	MXN	2,146,182		156,661	12,233	0
	04/2015		$301,761	BRL	829,800	2,887	(13)
	05/2015	MXN	2,500,000		$182,129	14,039	0
	06/2015	EUR	1,000,000		1,363,430	151,483	0
	06/2015		$639,838	EUR	478,199	0	(60,286)
	01/2016	BRL	434,350		$150,216	2,496	0
MSB	01/2015		8,123,809		3,077,275	30,603	(9,460)
	01/2015	EUR	4,258,430		5,321,592	167,744	0
	01/2015	ILS	140,747		37,013	929	0
	01/2015	JPY	536,499,100		4,555,376	75,734	0
	01/2015	NZD	26,265		20,439	0	(49)
	01/2015		$3,059,560	BRL	8,123,809	1,192	(4,620)
	01/2015		5,327,610	EUR	4,297,814	0	(126,097)
	01/2015		4,185,977	JPY	499,776,000	4	(12,968)
	01/2015		20,419	NZD	26,265	69	0
	02/2015	MXN	3,157,557		$216,021	2,406	0
	02/2015	NZD	26,265		20,361	0	(70)
	02/2015		$2,383,833	BRL	6,414,492	10,473	0
	02/2015		2,714	GBP	1,743	2	0
	03/2015	ILS	35,304		$9,012	0	(41)
	03/2015	MXN	1,332,542		91,804	1,899	0
	04/2015	BRL	337,426		134,123	10,620	(373)
	04/2015		$607,088	BRL	1,630,629	683	(9,138)
	05/2015	MXN	4,262,310		$307,515	21,185	0
	05/2015		$263,620	MXN	3,900,000	0	(1,630)
	07/2015	BRL	359,281		$130,776	2,242	0
	07/2015		$297,018	BRL	834,532	1,538	0
NAB	06/2015	EUR	963,095		$1,307,335	140,115	0
	08/2015	JPY	51,203,750		500,000	71,443	0
	06/2016	EUR	900,000		1,235,823	133,672	0
NGF	02/2015	MXN	8,675,992		593,346	6,397	0
	03/2015		3,000,000		211,098	8,690	0
RBC	01/2015	BRL	833,659		313,135	337	(820)
	01/2015	MXN	3,943,197		300,440	33,221	0
	01/2015		$313,854	BRL	833,659	0	(236)
	02/2015	MXN	2,121,114		$147,225	3,727	0
	02/2015		$310,538	BRL	833,659	836	(198)
	02/2015		1,889	EUR	1,540	0	(24)
	02/2015		653,156	MXN	8,788,214	0	(58,615)
	03/2015	MXN	9,996,492		$747,598	72,906	0

SCX	01/2015	INR	17,567,800		276,120	0	(1,302)
	01/2015		$67,000	INR	4,187,500	0	(661)
SOG	01/2015	EUR	746,628		$925,090	21,541	0
	01/2015	ILS	190,260		50,000	1,222	0
	03/2015	MXN	2,033,340		143,077	5,889	0
UAG	01/2015	BRL	1,998,448		762,808	21,395	(10,391)
	01/2015	EUR	142		173	1	0
	01/2015	INR	8,492,892		133,336	0	(709)
	01/2015	JPY	184,227,328		1,559,154	22,400	(1,501)
	01/2015		$161,220	AUD	195,700	0	(1,450)
	01/2015		805,572	BRL	1,998,448	0	(53,768)
	01/2015		733	EUR	593	0	(16)
	01/2015		105,627	GBP	67,875	182	(20)
	02/2015	BRL	2,358,243		$894,460	14,210	0
	02/2015	CNY	5,908		957	0	(3)
	02/2015	GBP	60,853		94,645	0	(179)
	02/2015	INR	3,950,661		62,437	534	0
	02/2015		$549,851	BRL	1,501,974	10,783	0
	02/2015		36,521	MXN	538,984	0	(58)
	04/2015	BRL	602,424		$249,709	28,549	0
	04/2015		$5,381	MXN	79,307	0	(44)
	05/2015	MXN	4,612,651		$336,948	26,810	0
	06/2015	CNY	25,242		4,062	22	0
	06/2015		$152,082	EUR	115,396	0	(12,227)
	07/2015	BRL	2,281,011		$932,170	116,131	0
	10/2015		1,876,250		685,142	30,980	0
WST	02/2015		$121	MXN	1,686	0	(7)

Total Forward Foreign Currency Contracts						$4,120,346	$(1,107,933)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205%	01/16/2020	$816,300	$12,105	$9,858

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae 4.500% due 03/01/2045	$88.031	03/05/2015	$485,000	$19	$0
JPM	Put - OTC Fannie Mae 4.000% due 06/01/2045	82.000	06/04/2015	1,000,000	39	30
	Put - OTC Fannie Mae 4.500% due 06/01/2045	84.000	06/04/2015	977,000	38	16
MYI	Put - OTC Fannie Mae 4.000% due 04/01/2045	75.000	03/18/2015	2,000,000	78	0

					$174	$46

Total Purchased Options					$12,279	$9,904

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015	EUR	198,700	$(149)	$(187)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		198,700	(405)	(188)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		261,900	(509)	(309)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		261,900	(443)	(41)
CBK	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		460,900	(800)	(543)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		278,200	(543)	(44)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		182,700	(434)	(10)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		53,000	(40)	(50)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		53,000	(108)	(50)
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		247,100	(301)	(291)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		247,100	(680)	(14)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.100%	01/21/2015		140,700	(355)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.200%	01/21/2015		306,200	(759)	(2)
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		252,300	(354)	(297)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		252,300	(708)	(14)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		110,600	(97)	(104)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		110,600	(222)	(105)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		131,100	(233)	(154)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		131,100	(205)	(21)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		255,100	(306)	(240)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		255,100	(465)	(242)

							$(8,116)	$(2,909)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
AZD	Call - OTC USD versus INR	INR	64.250	02/25/2015		$150,000	$(1,297)	$(1,364)
BOA	Put - OTC AUD versus USD		$0.839	01/14/2015	AUD	204,100	(1,173)	(4,904)
	Call - OTC AUD versus USD		0.897	01/14/2015		204,100	(1,386)	0
	Put - OTC USD versus JPY	JPY	112.000	02/09/2015		$175,000	(1,720)	(140)
	Put - OTC USD versus JPY		113.000	05/22/2015		755,700	(10,920)	(6,234)
	Put - OTC USD versus JPY		80.000	02/18/2019		539,100	(29,960)	(7,593)
	Put - OTC USD versus JPY		80.000	02/28/2019		175,000	(9,471)	(2,503)
	Call - OTC USD versus MXN	MXN	13.900	01/05/2015		244,700	(1,456)	(14,255)
	Put - OTC USD versus MXN		13.450	01/28/2015		170,900	(860)	(1)
	Call - OTC USD versus MXN		14.000	01/28/2015		170,900	(798)	(9,066)
BPS	Put - OTC USD versus JPY	JPY	110.500	01/05/2015		206,300	(1,838)	0
	Put - OTC USD versus JPY		115.000	01/12/2015		361,100	(1,944)	(150)
	Put - OTC USD versus JPY		111.500	02/09/2015		174,300	(1,407)	(113)
	Put - OTC USD versus JPY		111.750	02/09/2015		341,800	(3,104)	(246)
BRC	Call - OTC EUR versus USD		$1.260	01/20/2015	EUR	288,100	(2,938)	(97)
	Call - OTC EUR versus USD		1.268	01/20/2015		196,800	(1,529)	(35)
	Put - OTC USD versus INR	INR	60.900	01/16/2015		$201,500	(1,098)	(2)
	Call - OTC USD versus INR		63.900	01/16/2015		201,500	(1,098)	(575)
	Call - OTC USD versus INR		63.270	01/27/2015		5,600	(39)	(54)
	Call - OTC USD versus INR		63.850	02/05/2015		73,600	(399)	(547)
	Call - OTC USD versus INR		63.850	02/25/2015		10,000	(86)	(114)
	Call - OTC USD versus INR		64.250	02/25/2015		33,500	(283)	(305)
	Put - OTC USD versus JPY	JPY	112.000	03/12/2015		230,900	(2,752)	(568)
	Put - OTC USD versus JPY		94.750	04/21/2016		150,000	(2,284)	(641)
CBK	Call - OTC EUR versus USD		$1.265	02/13/2015	EUR	329,500	(3,602)	(427)
	Put - OTC USD versus JPY	JPY	111.900	01/23/2015		$100,000	(823)	(26)
	Put - OTC USD versus JPY		112.880	03/13/2015		100,000	(1,209)	(329)
	Put - OTC USD versus JPY		112.000	05/15/2015		138,600	(2,370)	(871)
	Put - OTC USD versus JPY		99.000	09/30/2015		884,700	(8,655)	(2,014)
DUB	Call - OTC AUD versus USD		$0.875	01/08/2015	AUD	199,400	(1,119)	0
	Put - OTC AUD versus USD		0.855	01/16/2015		280,000	(2,968)	(11,101)
	Call - OTC EUR versus USD		1.268	01/27/2015	EUR	283,600	(2,419)	(118)
	Call - OTC EUR versus USD		1.260	02/10/2015		654,700	(7,635)	(996)
	Call - OTC EUR versus USD		1.270	02/18/2015		279,800	(3,199)	(336)
	Put - OTC USD versus JPY	JPY	112.850	03/25/2015		$100,000	(1,304)	(407)
	Put - OTC USD versus JPY		112.500	05/22/2015		356,600	(4,047)	(2,656)
FBF	Call - OTC AUD versus USD		$0.890	01/22/2015	AUD	287,300	(1,325)	(1)
	Call - OTC USD versus INR	INR	64.000	02/05/2015		$126,400	(675)	(842)
	Call - OTC USD versus INR		64.040	02/11/2015		100,000	(554)	(764)
	Call - OTC USD versus INR		64.250	02/25/2015		200,000	(1,707)	(1,818)
	Put - OTC USD versus JPY	JPY	112.000	01/20/2015		200,000	(1,423)	(40)
	Put - OTC USD versus JPY		111.400	05/14/2015		213,200	(2,938)	(1,166)
	Call - OTC USD versus MXN	MXN	14.500	02/02/2015		215,700	(1,478)	(4,999)
	Call - OTC USD versus MXN		14.350	02/26/2015		300,000	(2,616)	(10,453)
GLM	Put - OTC EUR versus USD		$1.230	01/16/2015	EUR	302,200	(3,349)	(6,674)
	Put - OTC EUR versus USD		1.225	01/23/2015		302,200	(3,034)	(6,058)
	Put - OTC USD versus BRL	BRL	2.300	01/20/2015		$188,900	(803)	0
	Call - OTC USD versus BRL		2.800	01/20/2015		188,900	(1,417)	(430)
	Call - OTC USD versus INR	INR	63.050	01/09/2015		200,000	(1,000)	(1,038)
	Call - OTC USD versus INR		63.500	01/12/2015		235,700	(1,650)	(791)
	Call - OTC USD versus INR		63.220	01/27/2015		378,700	(2,674)	(3,773)
	Call - OTC USD versus INR		63.850	02/05/2015		150,000	(802)	(1,115)
	Put - OTC USD versus INR		61.000	02/18/2015		226,300	(1,179)	(78)
	Call - OTC USD versus INR		63.500	02/18/2015		226,300	(1,537)	(2,818)
	Call - OTC USD versus INR		63.850	02/25/2015		77,600	(662)	(885)
	Call - OTC USD versus JPY	JPY	119.000	01/16/2015		448,300	(4,627)	(5,992)
	Call - OTC USD versus JPY		119.000	01/30/2015		448,300	(5,178)	(7,302)
	Put - OTC USD versus JPY		112.500	02/11/2015		400,000	(3,360)	(433)
	Put - OTC USD versus JPY		113.500	05/27/2015		365,500	(5,300)	(3,471)
	Put - OTC USD versus MXN	MXN	13.250	01/28/2015		165,400	(961)	0
	Call - OTC USD versus MXN		13.850	01/28/2015		165,400	(1,049)	(10,438)
	Call - OTC USD versus MXN		14.250	02/18/2015		230,100	(1,737)	(9,033)
	Call - OTC USD versus MXN		14.480	02/20/2015		229,600	(2,089)	(6,276)
HUS	Put - OTC USD versus INR	INR	60.000	01/06/2015		239,400	(539)	0
	Call - OTC USD versus INR		63.000	01/06/2015		239,400	(2,693)	(1,007)
	Call - OTC USD versus INR		63.450	02/02/2015		100,000	(590)	(943)
	Call - OTC USD versus INR		63.850	02/25/2015		110,800	(942)	(1,263)
	Call - OTC USD versus INR		64.250	02/26/2015		185,400	(1,112)	(1,716)
	Put - OTC USD versus MXN	MXN	13.200	01/14/2015		273,500	(1,067)	0
	Call - OTC USD versus MXN		13.800	01/14/2015		273,500	(2,571)	(17,930)
	Put - OTC USD versus MXN		13.350	02/25/2015		154,800	(840)	(7)
	Call - OTC USD versus MXN		14.050	02/25/2015		154,800	(840)	(8,089)
JPM	Put - OTC USD versus BRL	BRL	2.300	01/21/2015		175,500	(1,299)	0
	Call - OTC USD versus BRL		2.800	01/21/2015		175,500	(1,685)	(439)
	Put - OTC USD versus BRL		2.300	01/23/2015		181,700	(1,426)	0
	Call - OTC USD versus BRL		2.800	01/23/2015		181,700	(1,426)	(536)
	Put - OTC USD versus BRL		2.400	02/12/2015		224,000	(694)	(35)
	Call - OTC USD versus BRL		2.900	02/12/2015		224,000	(1,770)	(675)
	Call - OTC USD versus INR	INR	63.400	01/22/2015		141,000	(898)	(1,026)
	Call - OTC USD versus INR		65.900	05/12/2015		24,500	(201)	(326)
	Put - OTC USD versus JPY	JPY	112.600	02/13/2015		63,200	(622)	(78)
	Put - OTC USD versus JPY		112.000	05/15/2015		75,100	(1,273)	(472)
	Put - OTC USD versus JPY		109.000	11/10/2015		361,900	(6,921)	(4,184)
	Call - OTC USD versus MXN	MXN	14.350	02/26/2015		46,900	(399)	(1,634)
MSB	Put - OTC USD versus BRL	BRL	2.300	01/28/2015		199,400	(996)	(1)
	Call - OTC USD versus BRL		2.800	01/28/2015		199,400	(2,749)	(796)
	Put - OTC USD versus JPY	JPY	112.000	01/20/2015		412,800	(3,199)	(83)
	Call - OTC USD versus MXN	MXN	14.350	02/26/2015		295,900	(2,527)	(10,310)
SCX	Call - OTC USD versus INR	INR	64.240	02/16/2015		150,000	(776)	(1,137)
SOG	Call - OTC USD versus INR		64.250	02/25/2015		100,000	(835)	(909)
	Put - OTC USD versus JPY	JPY	109.000	11/19/2015		377,400	(6,437)	(4,525)
UAG	Call - OTC USD versus INR	INR	64.250	02/25/2015		71,000	(603)	(645)
	Put - OTC USD versus JPY	JPY	110.500	01/07/2015		264,800	(2,549)	(1)
	Put - OTC USD versus JPY		111.500	02/09/2015		164,300	(1,327)	(107)
	Put - OTC USD versus JPY		112.500	02/11/2015		50,000	(461)	(54)
	Put - OTC USD versus JPY		110.000	05/12/2015		483,300	(5,606)	(1,906)
	Put - OTC USD versus JPY		100.000	07/03/2015		551,000	(3,526)	(603)
ULO	Put - OTC USD versus JPY		112.000	02/09/2015		132,100	(1,328)	(106)

							$(237,041)	$(217,019)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	TBD	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	$ 483,000	$(6,231)	$(136)
	Cap - OTC CPURNSA Index	TBD	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	(1,710)	(706)
	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	03/12/2020	1,757,700	(14,866)	(378)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	4,179,400	(37,277)	(982)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	631,100	(4,733)	(136)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	486,300	(4,766)	(147)
JPM	Cap - OTC CPURNSA Index	TBD	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	(438)
	Cap - OTC CPURNSA Index	TBD	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	(226)

						$(71,048)	$(3,149)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		$1,000,000	$(23,000)	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.250%	03/02/2015		4,600	(45)	(4)
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		991,000	(22,842)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,250,000	(13,437)	0
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		246,500	(2,416)	0
DUB	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.950%	03/23/2015	EUR	459,400	(1,191)	(8,953)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.550%	03/23/2015		459,400	(3,810)	(121)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.003%	01/21/2015		$623,000	(19,577)	(256)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.270%	03/27/2015		742,500	(9,003)	(1,378)
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	01/16/2018		816,300	(10,204)	(8,494)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.200%	01/20/2015	EUR	280,000	(1,174)	(12,633)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.600%	01/20/2015		280,000	(3,256)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.950%	03/23/2015		589,800	(1,177)	(11,495)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.550%	03/23/2015		589,800	(5,316)	(156)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.270%	01/27/2015		$500,000	(6,047)	(16)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		100,000	(200)	0
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/14/2015		2,068,100	(27,144)	(10,863)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		4,884,600	(63,011)	(32,840)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	02/02/2015		1,327,900	(21,180)	(147)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,000,000	(11,650)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.300%	01/20/2015		450,000	(5,445)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.300%	01/30/2015		356,200	(4,096)	(19)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.250%	03/02/2015		369,800	(3,448)	(289)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		109,000	(2,507)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		479,100	(12,576)	(3,225)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,753,500	(20,516)	0

								$(294,268)	$(90,890)

Total Written Options								$(610,473)	$(313,967)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BRC	Venezuela Government International Bond	(5.000%)	06/20/2015	53.467%	$7,500	$962	$489	$1,451	$0
GST	Venezuela Government International Bond	(5.000%)	06/20/2015	53.467%	112,900	11,906	9,929	21,835	0
JPM	Venezuela Government International Bond	(5.000%)	06/20/2015	53.467%	1,200	144	88	232	0
MYC	Venezuela Government International Bond	(5.000%)	06/20/2015	53.467%	9,200	1,104	675	1,779	0

						$14,116	$11,181	$25,297	$0

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	American International Group, Inc.	1.000%	06/20/2019	0.418%		$30,000	$537	$231	$768	$0
	AT&T, Inc.	1.000%	06/20/2019	0.608%		10,000	184	(11)	173	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.083%		162,200	(2,827)	3,203	376	0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2015	0.117%		20,000	(298)	477	179	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2017	0.254%		25,000	602	(135)	467	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2019	0.462%		25,000	575	18	593	0
	BP Capital Markets America, Inc.	1.000%	12/20/2016	0.358%		8,500	129	(19)	110	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%		34,600	(407)	470	63	0
	Brazil Government International Bond	1.950%	04/20/2016	1.032%		300	0	5	5	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%		24,600	(71)	47	0	(24)
	Brazil Government International Bond	1.000%	12/20/2016	1.204%		100,000	(1,323)	954	0	(369)
	Brazil Government International Bond	1.000%	03/20/2017	1.242%		23,700	(234)	116	0	(118)
	Brazil Government International Bond	1.000%	03/20/2019	1.681%		9,000	(317)	74	0	(243)
	China Government International Bond	1.000%	09/20/2015	0.165%		50,000	402	(83)	319	0
	China Government International Bond	1.000%	12/20/2018	0.622%		67,500	812	197	1,009	0
	China Government International Bond	1.000%	03/20/2019	0.660%		25,000	(48)	405	357	0
	China Government International Bond	1.000%	06/20/2019	0.720%		110,000	773	594	1,367	0
	China Government International Bond	1.000%	09/20/2019	0.773%		20,000	256	(43)	213	0
	Colombia Government International Bond	1.000%	06/20/2019	1.250%		47,300	320	(811)	0	(491)
	Ford Motor Co.	5.000%	06/20/2019	0.886%		15,600	3,073	(284)	2,789	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.292%		32,900	(1,099)	1,336	237	0
	General Electric Capital Corp.	1.000%	03/20/2016	0.311%		65,000	(784)	1,354	570	0
	General Electric Capital Corp.	1.000%	06/20/2019	0.554%		25,000	498	(8)	490	0
	HSBC Bank PLC	1.000%	03/20/2019	0.343%	EUR	16,000	280	262	542	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.295%		$15,000	(435)	516	81	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.318%		10,000	(132)	202	70	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.235%		10,000	(405)	313	0	(92)
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		45,000	(1,440)	801	0	(639)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		3,000	(1)	(18)	0	(19)
	Italy Government International Bond	1.000%	12/20/2019	1.191%		134,500	(1,666)	501	0	(1,165)
	Japan Government International Bond	1.000%	12/20/2015	0.162%		40,300	727	(384)	343	0
	MetLife, Inc.	1.000%	09/20/2015	0.084%		50,000	(1,280)	1,629	349	0
	Mexico Government International Bond	1.000%	09/20/2015	0.370%		14,000	98	(29)	69	0
	Mexico Government International Bond	1.000%	12/20/2016	0.549%		20,000	192	(8)	184	0
	Mexico Government International Bond	1.000%	09/20/2017	0.649%		25,000	(358)	603	245	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		298,700	(448)	2,611	2,163	0
	Mexico Government International Bond	1.000%	06/20/2019	0.904%		135,000	1,139	(540)	599	0
	Mexico Government International Bond	1.000%	09/20/2019	0.953%		50,000	903	(781)	122	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.473%		25,000	510	71	581	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%		150,000	(792)	(3,563)	0	(4,355)
	Russia Government International Bond	1.000%	06/20/2017	4.955%		25,000	(758)	(1,490)	0	(2,248)
	Russia Government International Bond	1.000%	03/20/2019	4.827%		23,200	(1,605)	(1,616)	0	(3,221)
	Russia Government International Bond	1.000%	06/20/2019	4.809%		175,000	(9,791)	(15,584)	0	(25,375)
	Russia Government International Bond	1.000%	12/20/2019	4.779%		64,900	(5,804)	(4,377)	0	(10,181)
	Standard Chartered PLC	1.000%	03/20/2019	0.740%	EUR	30,000	(336)	741	405	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.596%		$10,000	184	(6)	178	0
BPS	American International Group, Inc.	1.000%	06/20/2019	0.418%		10,000	179	77	256	0
	Australia & New Zealand Banking Group Ltd.	1.000%	06/20/2019	0.512%		5,000	105	2	107	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.083%		25,000	(468)	526	58	0
	BP Capital Markets America, Inc.	1.000%	09/20/2016	0.340%		15,000	238	(62)	176	0
	China Government International Bond	1.000%	09/20/2015	0.165%		15,000	94	2	96	0
	China Government International Bond	1.000%	03/20/2019	0.660%		25,000	97	260	357	0
	Commonwealth Bank of Australia	1.000%	06/20/2019	0.508%		7,500	133	30	163	0
	Export-Import Bank of China	1.000%	06/20/2016	0.467%		15,000	(141)	264	123	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%		10,000	(104)	(330)	0	(434)
	Indonesia Government International Bond	1.000%	09/20/2015	0.295%		35,000	(951)	1,142	191	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.331%		600	(9)	14	5	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.235%		30,000	(1,207)	931	0	(276)
	International Business Machines Corp.	1.000%	06/20/2019	0.352%		50,000	1,407	23	1,430	0
	Mexico Government International Bond	1.000%	09/20/2017	0.649%		19,500	(280)	470	190	0
	Mexico Government International Bond	1.000%	09/20/2019	0.953%		50,000	903	(781)	122	0
	Petrobras International Finance Co.	1.000%	12/20/2015	5.188%		37,600	(921)	(558)	0	(1,479)

	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		47,700	(5,272)	(1,561)	0	(6,833)
	Prudential Financial, Inc.	1.000%	06/20/2019	0.473%		50,000	1,038	124	1,162	0
	State Street Corp.	1.000%	06/20/2016			76,000	1,131	(241)	890	0
	U.S. Treasury Notes	0.250%	09/20/2016	0.106%	EUR	25,000	(495)	573	78	0
BRC	American International Group, Inc.	1.000%	06/20/2019	0.418%		$45,200	811	346	1,157	0
	Bank of America Corp.	1.000%	09/20/2019	0.606%		2,300	25	17	42	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.083%		65,000	(1,169)	1,320	151	0
	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.424%		80,000	1,650	272	1,922	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2019	0.462%		75,000	1,984	(207)	1,777	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2020	0.598%		20,000	360	67	427	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2021	0.765%		20,000	229	72	301	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2023	0.975%		37,000	(1,080)	1,164	84	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2024	1.010%		25,000	321	(333)	0	(12)
	Brazil Government International Bond	1.000%	09/20/2015	0.789%		240,700	(2,853)	3,296	443	0
	Brazil Government International Bond	1.000%	12/20/2015	0.918%		55,000	(45)	105	60	0
	Brazil Government International Bond	1.000%	03/20/2016	0.995%		54,390	(474)	494	20	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%		21,200	(51)	30	0	(21)
	Brazil Government International Bond	1.000%	09/20/2016	1.155%		25,000	(719)	660	0	(59)
	Brazil Government International Bond	1.000%	12/20/2016	1.204%		25,000	(871)	779	0	(92)
	China Development Bank Corp.	1.000%	06/20/2016	0.485%		20,000	(97)	255	158	0
	China Government International Bond	1.000%	09/20/2016	0.283%		50,000	630	6	636	0
	China Government International Bond	1.000%	12/20/2018	0.622%		155,100	1,727	591	2,318	0
	China Government International Bond	1.000%	03/20/2019	0.660%		125,000	304	1,478	1,782	0
	China Government International Bond	1.000%	06/20/2019	0.720%		199,300	1,384	1,092	2,476	0
	Export-Import Bank of China	1.000%	06/20/2016	0.467%		30,000	(266)	511	245	0
	Ford Motor Co.	5.000%	06/20/2019	0.886%		25,000	4,886	(416)	4,470	0
	General Electric Capital Corp.	1.000%	03/20/2015	0.261%		64,200	451	(327)	124	0
	General Electric Capital Corp.	1.000%	06/20/2015	0.261%		50,000	423	(233)	190	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.339%		100,000	1,491	(482)	1,009	0
	General Motors Co.	5.000%	03/20/2016	0.660%		40,000	3,517	(1,332)	2,185	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.295%		45,000	(1,437)	1,682	245	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.318%		35,000	(508)	752	244	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.331%		10,000	(149)	235	86	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.235%		25,000	(969)	739	0	(230)
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		100,000	(3,035)	1,614	0	(1,421)
	Indonesia Government International Bond	1.000%	09/20/2019	1.434%		20,000	(448)	66	0	(382)
	Italy Government International Bond	1.000%	06/20/2017	0.722%		30,300	114	101	215	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%		120,500	(1,033)	482	0	(551)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		24,400	0	(162)	0	(162)
	JPMorgan Chase & Co.	1.000%	06/20/2015	0.123%		140,000	1,225	(600)	625	0
	MetLife, Inc.	1.000%	09/20/2015	0.084%		25,000	304	(130)	174	0
	MetLife, Inc.	1.000%	06/20/2019	0.569%		100,000	1,928	(26)	1,902	0
	Mexico Government International Bond	1.000%	09/20/2015	0.370%		61,000	(635)	934	299	0
	Mexico Government International Bond	1.000%	09/20/2017	0.649%		5,000	(112)	161	49	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		191,000	(316)	1,699	1,383	0
	Mexico Government International Bond	1.000%	06/20/2019	0.904%		50,000	435	(214)	221	0
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		45,300	(6,596)	106	0	(6,490)
	Prudential Financial, Inc.	1.000%	03/20/2019	0.431%		85,000	1,495	526	2,021	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.473%		80,000	1,609	250	1,859	0
	Russia Government International Bond	1.000%	12/20/2016	5.005%		50,000	(205)	(3,497)	0	(3,702)
	Russia Government International Bond	1.000%	03/20/2019	4.827%		10,300	(689)	(742)	0	(1,431)
	Russia Government International Bond	1.000%	12/20/2019	4.779%		33,500	(3,702)	(1,554)	0	(5,256)
	Spain Government International Bond	1.000%	03/20/2019	0.713%		15,800	(149)	340	191	0
	Spain Government International Bond	1.000%	09/20/2019	0.782%		50,000	848	(338)	510	0
	Wells Fargo & Co.	1.000%	09/20/2019	0.431%		20,000	482	46	528	0
CBK	American International Group, Inc.	1.000%	06/20/2019	0.418%		5,600	84	60	144	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.083%		25,000	(434)	492	58	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2017	0.281%		10,000	251	(53)	198	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%		21,000	(330)	368	38	0
	Brazil Government International Bond	1.000%	03/20/2016	0.995%		113,700	(915)	956	41	0
	Brazil Government International Bond	1.000%	12/20/2016	1.204%		40,000	(1,045)	897	0	(148)
	Brazil Government International Bond	1.000%	03/20/2017	1.242%		15,000	(136)	61	0	(75)
	California State General Obligation Bonds, Series 2003	1.000%	06/20/2024	0.933%		10,000	23	35	58	0
	Caterpillar Financial Services Corp.	1.000%	06/20/2019	0.519%		20,800	547	(105)	442	0
	China Government International Bond	1.000%	12/20/2018	0.622%		120,600	1,273	529	1,802	0
	China Government International Bond	1.000%	03/20/2019	0.660%		240,000	1,068	2,355	3,423	0
	China Government International Bond	1.000%	06/20/2019	0.720%		667,600	4,392	3,900	8,292	0
	Colombia Government International Bond	1.000%	06/20/2019	1.250%		25,000	141	(401)	0	(260)
	Commonwealth Bank of Australia	1.000%	06/20/2019	0.508%		17,500	319	61	380	0
	Export-Import Bank of China	1.000%	06/20/2016	0.467%		10,000	(97)	178	81	0
	Export-Import Bank of China	1.000%	06/20/2017	0.578%		10,000	(396)	503	107	0
	Florida State Board of Education General Obligation Notes, Series 2005	0.470%	03/20/2018	0.334%		10,000	0	44	44	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.261%		25,000	(876)	1,019	143	0
	General Electric Capital Corp.	1.000%	03/20/2016	0.311%		25,000	(190)	409	219	0
	General Electric Capital Corp.	1.000%	06/20/2019	0.554%		25,000	487	4	491	0
	General Motors Co.	5.000%	09/20/2016	0.773%		15,000	1,502	(389)	1,113	0
	HSBC Bank PLC	1.000%	06/20/2019	0.366%	EUR	25,000	853	12	865	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.295%		$12,100	(274)	340	66	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.318%		15,000	(218)	323	105	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.235%		15,000	(503)	365	0	(138)
	Italy Government International Bond	1.000%	06/20/2019	1.114%		10,300	(185)	138	0	(47)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		100,000	144	(808)	0	(664)
	Mexico Government International Bond	1.000%	09/20/2015	0.370%		91,800	(808)	1,257	449	0
	Mexico Government International Bond	1.000%	03/20/2016	0.437%		200,000	(1,884)	3,328	1,444	0
	Mexico Government International Bond	1.000%	06/20/2016	0.487%		50,000	(48)	442	394	0
	Mexico Government International Bond	1.000%	09/20/2016	0.523%		25,000	(707)	921	214	0
	Mexico Government International Bond	1.000%	12/20/2016	0.549%		36,000	(654)	985	331	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		84,700	61	552	613	0
	Mexico Government International Bond	1.000%	06/20/2019	0.904%		320,400	2,656	(1,235)	1,421	0
	Mexico Government International Bond	1.000%	09/20/2019	0.953%		50,000	853	(731)	122	0
	Petrobras International Finance Co.	1.000%	03/20/2015	5.660%		65,000	160	(799)	0	(639)
	Prudential Financial, Inc.	1.000%	06/20/2019	0.473%		15,000	299	49	348	0
	Russia Government International Bond	1.000%	06/20/2017	4.955%		25,000	(750)	(1,498)	0	(2,248)
	Russia Government International Bond	1.000%	03/20/2019	4.827%		72,500	(4,968)	(5,097)	0	(10,065)
	Russia Government International Bond	1.000%	06/20/2019	4.809%		440,000	(25,492)	(38,309)	0	(63,801)
	Verizon Communications, Inc.	1.000%	06/20/2019	0.596%		54,000	1,036	(74)	962	0
	Whirlpool Corp.	1.000%	06/20/2019	0.452%		100,000	1,340	1,079	2,419	0
DUB	American International Group, Inc.	1.000%	03/20/2019	0.390%		59,800	908	614	1,522	0
	American International Group, Inc.	1.000%	06/20/2019	0.418%		55,000	917	491	1,408	0
	American International Group, Inc.	1.000%	09/20/2019	0.444%		50,000	1,132	155	1,287	0
	AT&T, Inc.	1.000%	06/20/2019	0.608%		15,000	261	(1)	260	0
	Australia Government International Bond	1.000%	06/20/2019	0.258%		50,000	1,589	48	1,637	0
	Bank of America Corp.	1.000%	06/20/2015	0.167%		75,000	592	(273)	319	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.083%		65,000	(932)	1,083	151	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2016	0.170%		5,000	91	(27)	64	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2019	0.462%		25,000	586	6	592	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2023	0.975%		20,000	16	29	45	0
	Berkshire Hathaway, Inc.	1.000%	03/20/2024	0.993%		25,000	(418)	440	22	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2024	1.010%		75,000	(319)	282	0	(37)
	Brazil Government International Bond	1.000%	06/20/2015	0.788%		61,800	(873)	954	81	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%		110,000	(1,220)	1,422	202	0
	Brazil Government International Bond	1.000%	12/20/2015	0.918%		75,000	(494)	577	83	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%		100,000	(168)	68	0	(100)
	Brazil Government International Bond	1.000%	12/20/2016	1.204%		70,400	(1,508)	1,248	0	(260)
	Brazil Government International Bond	1.000%	03/20/2017	1.242%		20,000	(163)	63	0	(100)
	Brazil Government International Bond	1.000%	03/20/2019	1.681%		29,700	(1,271)	469	0	(802)
	Caterpillar Financial Services Corp.	1.000%	06/20/2019	0.519%		20,800	578	(136)	442	0
	China Government International Bond	1.000%	12/20/2018	0.622%		190,000	1,955	885	2,840	0
	China Government International Bond	1.000%	03/20/2019	0.660%		82,500	287	889	1,176	0
	China Government International Bond	1.000%	06/20/2019	0.720%		255,000	1,420	1,748	3,168	0
	Citigroup, Inc.	1.000%	06/20/2019	0.657%		75,000	947	190	1,137	0
	Colombia Government International Bond	1.000%	06/20/2019	1.250%		50,000	305	(825)	0	(520)
	Commonwealth Bank of Australia	1.000%	06/20/2019	0.508%		25,000	460	82	542	0
	Export-Import Bank of China	1.000%	06/20/2016	0.467%		10,000	(48)	130	82	0
	Ford Motor Co.	5.000%	03/20/2019	0.819%		15,000	2,798	(213)	2,585	0
	Ford Motor Co.	5.000%	06/20/2019	0.886%		15,300	2,975	(240)	2,735	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.261%		110,000	(4,219)	4,844	625	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.292%		50,000	(1,411)	1,773	362	0
	General Electric Capital Corp.	1.000%	03/20/2016	0.311%		2,600	(210)	233	23	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.339%		75,000	1,128	(372)	756	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.510%		150,000	2,777	281	3,058	0
	General Electric Capital Corp.	1.000%	06/20/2019	0.554%		100,000	2,118	(156)	1,962	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.295%		25,000	(619)	755	136	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.318%		15,000	(211)	316	105	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.235%		45,000	(2,120)	1,705	0	(415)
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		50,000	(1,511)	801	0	(710)
	Indonesia Government International Bond	1.000%	09/20/2019	1.434%		35,000	(746)	77	0	(669)
	International Business Machines Corp.	1.000%	06/20/2019	0.352%		25,000	723	(8)	715	0
	Italy Government International Bond	1.000%	06/20/2017	0.722%		58,000	211	201	412	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%		47,200	(943)	826	0	(117)
	Italy Government International Bond	1.000%	06/20/2019	1.114%		492,800	(1,292)	(963)	0	(2,255)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		118,800	20	(809)	0	(789)
	Japan Government International Bond	1.000%	12/20/2015	0.162%		41,700	786	(431)	355	0
	JPMorgan Chase & Co.	1.000%	06/20/2015	0.123%		150,000	1,312	(642)	670	0
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.123%		25,000	252	(84)	168	0
	MetLife, Inc.	1.000%	03/20/2019	0.525%		70,000	911	478	1,389	0
	MetLife, Inc.	1.000%	06/20/2019	0.569%		75,000	1,525	(99)	1,426	0
	Mexico Government International Bond	1.000%	09/20/2015	0.370%		9,400	(118)	164	46	0
	Mexico Government International Bond	1.000%	03/20/2016	0.437%		143,200	(1,131)	2,165	1,034	0
	Mexico Government International Bond	1.000%	12/20/2016	0.549%		25,000	(871)	1,101	230	0
	Mexico Government International Bond	1.000%	03/20/2017	0.569%		15,000	(165)	313	148	0
	Mexico Government International Bond	1.000%	09/20/2017	0.649%		46,700	(762)	1,218	456	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		172,000	(208)	1,453	1,245	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		17,700	52	63	115	0
	Mexico Government International Bond	1.000%	06/20/2019	0.904%		120,100	1,228	(695)	533	0
	Mexico Government International Bond	1.000%	09/20/2019	0.953%		25,000	452	(391)	61	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.431%		88,000	1,602	490	2,092	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.473%		79,800	1,621	234	1,855	0
	Spain Government International Bond	1.000%	06/20/2019	0.749%		400	0	4	4	0
	U.S. Treasury Notes	0.250%	06/20/2015	0.097%	EUR	50,000	(526)	575	49	0
	UnitedHealth Group, Inc.	1.000%	06/20/2019	0.207%		$50,000	1,432	320	1,752	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.596%		4,000	90	(18)	72	0
FBF	AT&T, Inc.	1.000%	06/20/2019	0.608%		10,000	164	9	173	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2019	0.462%		50,000	1,270	(85)	1,185	0
	BP Capital Markets America, Inc.	1.000%	12/20/2016	0.358%		10,000	171	(42)	129	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%		70,000	(777)	906	129	0
	Canadian Natural Resources Ltd.	1.000%	06/20/2017	0.837%		590	(23)	26	3	0
	Export-Import Bank of China	1.000%	06/20/2016	0.467%		5,000	(43)	84	41	0
	Export-Import Bank of China	1.000%	12/20/2016	0.512%		10,000	(970)	1,069	99	0
	Export-Import Bank of China	1.000%	06/20/2017	0.578%		11,300	(437)	558	121	0
	Ford Motor Co.	5.000%	06/20/2019	0.886%		6,500	1,256	(93)	1,163	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.295%		10,000	(218)	272	54	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.318%		20,000	(318)	458	140	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.331%		21,900	(496)	682	186	0
	MetLife, Inc.	1.000%	06/20/2017	0.309%		5,000	111	(24)	87	0
	MetLife, Inc.	1.000%	06/20/2019	0.569%		30,000	598	(27)	571	0
	Mexico Government International Bond	1.000%	09/20/2015	0.370%		25,000	(217)	340	123	0
	Mexico Government International Bond	1.000%	12/20/2016	0.549%		15,000	127	11	138	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		42,500	(31)	339	308	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.431%		25,000	432	162	594	0
	Prudential Financial, Inc.	1.000%	06/20/2019	0.473%		25,000	449	132	581	0
	U.S. Treasury Notes	0.250%	03/20/2016	0.099%	EUR	102,500	(1,113)	1,354	241	0
	Verizon Communications, Inc.	1.000%	09/20/2018	0.471%		$3,000	80	(21)	59	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.596%		30,000	673	(138)	535	0
	Wells Fargo & Co.	1.000%	09/20/2019	0.431%		25,000	665	(6)	659	0
	Whirlpool Corp.	1.000%	06/20/2019	0.452%		31,800	411	358	769	0
GST	Apple, Inc.	1.000%	06/20/2019	0.204%		10,000	354	(2)	352	0
	Brazil Government International Bond	1.000%	06/20/2015	0.788%		30,800	(414)	454	40	0
	Brazil Government International Bond	1.000%	09/20/2016	1.155%		47,500	(289)	177	0	(112)
	Brazil Government International Bond	1.000%	03/20/2019	1.681%		15,000	(628)	223	0	(405)
	California State General Obligation Bonds, Series 2003	1.000%	06/20/2024	0.933%		85,000	261	232	493	0
	Canada Government Bond	1.000%	03/20/2015	0.143%		10,000	243	(221)	22	0
	China Government International Bond	1.000%	09/20/2015	0.165%		25,000	182	(23)	159	0
	China Government International Bond	1.000%	06/20/2017	0.378%		15,000	260	(26)	234	0
	China Government International Bond	1.000%	12/20/2018	0.622%		25,000	226	148	374	0
	China Government International Bond	1.000%	06/20/2019	0.720%		10,000	82	42	124	0
	Colombia Government International Bond	1.000%	06/20/2019	1.250%		31,100	146	(469)	0	(323)
	Commonwealth Bank of Australia	1.000%	06/20/2019	0.508%		16,000	337	10	347	0
	Export-Import Bank of China	1.000%	06/20/2016	0.467%		20,000	(184)	347	163	0
	Ford Motor Credit Co. LLC	5.000%	03/20/2019	0.647%		1,700	321	(16)	305	0
	General Electric Capital Corp.	1.000%	06/20/2019	0.554%		25,000	522	(31)	491	0
	Greece Government International Bond	1.000%	09/20/2015	17.097%		51,600	(1,627)	(3,826)	0	(5,453)
	Indonesia Government International Bond	1.000%	09/20/2015	0.295%		10,000	(333)	387	54	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.235%		15,000	(605)	466	0	(139)
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		26,100	(746)	375	0	(371)
	Indonesia Government International Bond	1.000%	09/20/2019	1.434%		10,000	(224)	33	0	(191)
	Italy Government International Bond	1.000%	06/20/2019	1.114%		30,400	(195)	56	0	(139)
	Japan Government International Bond	1.000%	12/20/2015	0.162%		30,200	568	(311)	257	0
	MetLife, Inc.	1.000%	03/20/2015	0.084%		25,000	(1,561)	1,619	58	0
	MetLife, Inc.	1.000%	03/20/2019	0.525%		32,000	538	97	635	0
	Mexico Government International Bond	1.000%	09/20/2016	0.523%		20,000	(318)	489	171	0
	Mexico Government International Bond	1.000%	06/20/2017	0.613%		3,300	(108)	140	32	0
	Mexico Government International Bond	1.000%	09/20/2017	0.649%		10,000	(143)	240	97	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		161,300	(206)	1,374	1,168	0
	Mexico Government International Bond	1.000%	06/20/2019	0.904%		68,300	601	(298)	303	0
	Mexico Government International Bond	1.000%	09/20/2019	0.953%		50,000	903	(781)	122	0
	Ohio State General Obligation Bonds, Series 2007	1.000%	09/20/2024	0.953%		10,000	102	(61)	41	0
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		18,000	(1,940)	(639)	0	(2,579)
	Russia Government International Bond	1.000%	09/20/2015	5.125%		10,000	(17)	(273)	0	(290)
	Russia Government International Bond	1.000%	12/20/2016	5.005%		25,000	(141)	(1,710)	0	(1,851)
	Russia Government International Bond	1.000%	06/20/2019	4.809%		100,000	(5,281)	(9,220)	0	(14,501)
	Russia Government International Bond	1.000%	12/20/2019	4.779%		75,900	(8,843)	(3,064)	0	(11,907)
	Spain Government International Bond	1.000%	03/20/2019	0.713%		31,100	(265)	639	374	0
	Standard Chartered PLC	1.000%	03/20/2019	0.740%	EUR	20,000	(250)	520	270	0
HUS	China Government International Bond	1.000%	06/20/2017	0.378%		$10,000	174	(17)	157	0
	China Government International Bond	1.000%	12/20/2018	0.622%		82,500	968	265	1,233	0
	China Government International Bond	1.000%	03/20/2019	0.660%		30,000	(44)	471	427	0
	China Government International Bond	1.000%	06/20/2019	0.720%		45,000	341	218	559	0
	China Government International Bond	1.000%	09/20/2019	0.773%		20,000	256	(43)	213	0
	Export-Import Bank of China	1.000%	06/20/2016	0.467%		10,000	(53)	135	82	0
	Export-Import Bank of China	1.000%	06/20/2017	0.578%		2,800	(108)	138	30	0

	Indonesia Government International Bond	1.000%	09/20/2015	0.295%		25,000	(792)	928	136	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.331%		25,000	(566)	779	213	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.235%		35,000	(1,321)	998	0	(323)
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		124,100	(3,687)	1,923	0	(1,764)
	Indonesia Government International Bond	1.000%	09/20/2019	1.434%		30,000	(693)	120	0	(573)
	Italy Government International Bond	1.000%	03/20/2019	1.069%		39,600	(693)	595	0	(98)
	Italy Government International Bond	1.000%	06/20/2019	1.114%		145,200	(918)	254	0	(664)
	Mexico Government International Bond	1.000%	09/20/2019	0.953%		50,000	866	(744)	122	0
	Petrobras International Finance Co.	1.000%	06/20/2015	5.661%		50,000	142	(1,213)	0	(1,071)
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		28,700	(2,905)	(1,206)	0	(4,111)
	Russia Government International Bond	1.000%	06/20/2017	4.955%		41,000	(1,089)	(2,598)	0	(3,687)
	Russia Government International Bond	1.000%	03/20/2019	4.827%		74,000	(5,079)	(5,195)	0	(10,274)
	Russia Government International Bond	1.000%	06/20/2019	4.809%		412,500	(28,394)	(31,419)	0	(59,813)
	Russia Government International Bond	1.000%	12/20/2019	4.779%		40,800	(3,752)	(2,648)	0	(6,400)
	U.S. Treasury Notes	0.250%	03/20/2016	0.099%	EUR	50,000	(620)	737	117	0
	U.S. Treasury Notes	0.250%	09/20/2016	0.106%		50,000	(1,084)	1,240	156	0
	U.S. Treasury Notes	0.250%	12/20/2018	0.134%		50,000	(172)	458	286	0
JPM	American International Group, Inc.	1.000%	06/20/2019	0.418%		$66,900	1,204	508	1,712	0
	Berkshire Hathaway Finance Corp.	1.000%	06/20/2015	0.083%		20,000	(816)	909	93	0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2015	0.117%		15,000	(463)	598	135	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2017	0.254%		25,000	602	(135)	467	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2019	0.462%		45,000	1,057	9	1,066	0
	Brazil Government International Bond	1.000%	06/20/2015	0.788%		40,000	(420)	472	52	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%		50,000	(84)	34	0	(50)
	Brazil Government International Bond	1.000%	09/20/2016	1.155%		99,000	(1,137)	903	0	(234)
	Brazil Government International Bond	1.000%	12/20/2016	1.204%		46,200	(630)	459	0	(171)
	Brazil Government International Bond	1.000%	03/20/2017	1.242%		52,300	(470)	209	0	(261)
	Brazil Government International Bond	1.000%	03/20/2019	1.681%		25,000	(875)	201	0	(674)
	China Development Bank Corp.	1.000%	06/20/2016	0.485%		15,000	(131)	249	118	0
	China Government International Bond	1.000%	09/20/2015	0.165%		10,000	62	1	63	0
	China Government International Bond	1.000%	12/20/2018	0.622%		115,000	1,188	531	1,719	0
	China Government International Bond	1.000%	03/20/2019	0.660%		60,000	0	856	856	0
	China Government International Bond	1.000%	06/20/2019	0.720%		190,500	1,135	1,231	2,366	0
	Colombia Government International Bond	1.000%	06/20/2019	1.250%		40,000	214	(630)	0	(416)
	Export-Import Bank of China	1.000%	06/20/2016	0.467%		25,000	(193)	398	205	0
	Ford Motor Co.	5.000%	06/20/2019	0.886%		15,000	2,955	(273)	2,682	0
	Ford Motor Credit Co. LLC	5.000%	06/20/2019	0.697%		25,000	5,128	(458)	4,670	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.261%		15,000	(526)	611	85	0
	General Electric Capital Corp.	0.280%	03/20/2016	0.319%		10,000	0	(4)	0	(4)
	General Electric Capital Corp.	1.000%	09/20/2017	0.417%		50,000	1,133	(330)	803	0
	Goldman Sachs Group, Inc.	1.000%	06/20/2017	0.471%		27,000	405	(46)	359	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.295%		35,000	(814)	1,004	190	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.318%		8,700	(138)	199	61	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.235%		15,000	(605)	466	0	(139)
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		50,000	(1,325)	614	0	(711)
	Indonesia Government International Bond	1.000%	09/20/2019	1.434%		10,000	(219)	28	0	(191)
	International Business Machines Corp.	1.000%	06/20/2019	0.352%		205,000	5,883	(23)	5,860	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%		13,000	71	(131)	0	(60)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		50,000	272	(604)	0	(332)
	MetLife, Inc.	1.000%	09/20/2015	0.084%		25,000	(1,694)	1,869	175	0
	MetLife, Inc.	1.000%	06/20/2019	0.569%		50,000	1,076	(125)	951	0
	Mexico Government International Bond	0.920%	03/20/2016	0.437%		6,950	0	59	59	0
	Mexico Government International Bond	1.000%	09/20/2016	0.523%		52,700	234	217	451	0
	Mexico Government International Bond	1.000%	12/20/2016	0.549%		25,000	(889)	1,119	230	0
	Mexico Government International Bond	1.000%	06/20/2017	0.613%		400	(13)	17	4	0
	Mexico Government International Bond	1.000%	09/20/2017	0.649%		25,000	(332)	577	245	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		93,600	(183)	861	678	0
	Mexico Government International Bond	1.000%	06/20/2019	0.904%		223,900	2,185	(1,193)	992	0
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		13,200	(1,490)	(402)	0	(1,892)
	Petrobras International Finance Co.	5.000%	12/20/2019	4.408%		500	(12)	26	14	0
	Russia Government International Bond	1.000%	06/20/2017	4.955%		25,000	(743)	(1,505)	0	(2,248)
	Russia Government International Bond	1.000%	06/20/2019	4.809%		176,300	(10,347)	(15,216)	0	(25,563)
	Russia Government International Bond	1.000%	12/20/2019	4.779%		7,600	(918)	(274)	0	(1,192)
	Verizon Communications, Inc.	1.000%	06/20/2019	0.596%		15,000	299	(31)	268	0
MBC	Brazil Government International Bond	1.000%	06/20/2015	0.788%		248,900	1,734	(1,409)	325	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%		130,500	938	(698)	240	0
	Brazil Government International Bond	1.000%	12/20/2015	0.918%		100,000	730	(620)	110	0
	Brazil Government International Bond	1.000%	03/20/2016	0.995%		61,200	452	(429)	23	0
	Brazil Government International Bond	1.000%	09/20/2019	1.862%		50,000	(1,154)	(738)	0	(1,892)
	Brazil Government International Bond	1.000%	12/20/2019	1.937%		155,000	(5,485)	(1,193)	0	(6,678)
	Mexico Government International Bond	1.000%	03/20/2015	0.370%		2,300	15	(11)	4	0
	Mexico Government International Bond	1.000%	03/20/2016	0.437%		10,000	126	(54)	72	0
	Mexico Government International Bond	1.000%	09/20/2016	0.523%		24,100	361	(155)	206	0
	Mexico Government International Bond	1.000%	12/20/2016	0.549%		39,900	630	(263)	367	0
	Mexico Government International Bond	1.000%	06/20/2017	0.613%		11,700	209	(95)	114	0
	Mexico Government International Bond	1.000%	09/20/2017	0.649%		48,500	856	(383)	473	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		157,600	2,154	(1,013)	1,141	0
	Mexico Government International Bond	1.000%	06/20/2019	0.904%		55,000	612	(369)	243	0
	Russia Government International Bond	1.000%	12/20/2019	4.779%		125,000	(9,951)	(9,658)	0	(19,609)
MYC	AT&T, Inc.	1.000%	06/20/2019	0.608%		25,000	410	23	433	0
	Australia Government International Bond	1.000%	06/20/2019	0.258%		25,000	794	24	818	0
	Barclays Bank PLC	1.000%	06/20/2015	0.118%	EUR	55,600	577	(275)	302	0
	Barclays Bank PLC	1.000%	09/20/2015	0.118%		42,000	457	(115)	342	0
	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.083%		$77,000	(1,445)	1,623	178	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2019	0.462%		50,000	1,391	(206)	1,185	0
	Brazil Government International Bond	1.000%	06/20/2015	0.788%		31,500	(305)	346	41	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%		25,000	(157)	203	46	0
	Brazil Government International Bond	1.000%	12/20/2015	0.918%		100,000	(806)	916	110	0
	Brazil Government International Bond	1.000%	03/20/2016	0.995%		75,000	(608)	635	27	0
	Brazil Government International Bond	1.000%	12/20/2016	1.204%		25,000	(883)	791	0	(92)
	Brazil Government International Bond	1.000%	03/20/2019	1.681%		45,000	(1,751)	537	0	(1,214)
	California State General Obligation Bonds, Series 2003	1.000%	06/20/2024	0.933%		10,000	15	43	58	0
	Caterpillar Financial Services Corp.	1.000%	06/20/2019	0.519%		8,400	233	(55)	178	0
	China Development Bank Corp.	1.000%	06/20/2016	0.485%		50,000	(326)	721	395	0
	China Government International Bond	1.000%	06/20/2017	0.378%		15,000	236	(2)	234	0
	China Government International Bond	1.000%	12/20/2018	0.622%		100,000	1,039	455	1,494	0
	China Government International Bond	1.000%	03/20/2019	0.660%		57,500	17	803	820	0
	China Government International Bond	1.000%	06/20/2019	0.720%		70,000	497	372	869	0
	Colombia Government International Bond	1.000%	06/20/2019	1.250%		15,000	44	(200)	0	(156)
	Export-Import Bank of China	1.000%	06/20/2016	0.467%		40,000	(232)	559	327	0
	Ford Motor Co.	5.000%	03/20/2019	0.819%		14,800	2,762	(211)	2,551	0
	Ford Motor Co.	5.000%	06/20/2019	0.886%		25,000	4,911	(445)	4,466	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.261%		85,000	(3,104)	3,587	483	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.510%		25,000	469	41	510	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.295%		25,000	(623)	759	136	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.318%		20,000	(304)	444	140	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.331%		15,000	(267)	395	128	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		15,000	(318)	104	0	(214)
	Indonesia Government International Bond	1.000%	09/20/2019	1.434%		20,000	(450)	68	0	(382)
	Italy Government International Bond	1.000%	06/20/2017	0.722%		23,000	80	84	164	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%		26,400	(479)	413	0	(66)
	Italy Government International Bond	1.000%	06/20/2019	1.114%		37,000	194	(364)	0	(170)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		50,000	272	(604)	0	(332)
	Japan Government International Bond	1.000%	12/20/2015	0.162%		5,000	90	(48)	42	0
	Mexico Government International Bond	1.000%	09/20/2016	0.523%		63,900	(506)	1,052	546	0
	Mexico Government International Bond	1.000%	03/20/2017	0.569%		5,000	(55)	104	49	0
	Mexico Government International Bond	1.000%	06/20/2017	0.613%		10,600	(356)	460	104	0
	Mexico Government International Bond	1.000%	09/20/2017	0.649%		25,000	(332)	577	245	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		75,000	(184)	727	543	0
	Mexico Government International Bond	1.000%	06/20/2019	0.904%		145,000	1,256	(613)	643	0
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		94,500	(8,746)	(4,792)	0	(13,538)
	Russia Government International Bond	1.000%	09/20/2015	5.125%		25,000	(58)	(668)	0	(726)
	Russia Government International Bond	1.000%	06/20/2019	4.809%		5,600	(318)	(494)	0	(812)
	Spain Government International Bond	1.000%	03/20/2019	0.713%		31,000	(279)	652	373	0
	Spain Government International Bond	1.000%	06/20/2019	0.749%		3,800	7	35	42	0
	Spain Government International Bond	1.000%	09/20/2019	0.782%		83,100	1,434	(587)	847	0
	United Kingdom Gilt	1.000%	12/20/2016	0.067%		30,000	816	(252)	564	0
RYL	China Government International Bond	1.000%	09/20/2016	0.283%		1,300	(16)	32	16	0
	Indonesia Government International Bond	1.000%	09/20/2015	0.295%		65,000	(1,465)	1,818	353	0
	Indonesia Government International Bond	1.000%	03/20/2016	0.331%		46,900	(1,041)	1,440	399	0
	Japan Government International Bond	1.000%	12/20/2015	0.162%		50,000	930	(504)	426	0
	Mexico Government International Bond	1.000%	09/20/2016	0.523%		5,000	(139)	182	43	0
	U.S. Treasury Notes	0.250%	03/20/2016	0.099%	EUR	48,500	(588)	702	114	0
	U.S. Treasury Notes	0.250%	06/20/2016	0.103%		25,000	(429)	497	68	0
SOG	U.S. Treasury Notes	0.250%	06/20/2015	0.097%		25,000	(221)	245	24	0
	U.S. Treasury Notes	0.250%	09/20/2015	0.097%		25,000	(344)	381	37	0
	U.S. Treasury Notes	0.250%	09/20/2016	0.106%		50,000	(1,095)	1,252	157	0
UAG	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.083%		$3,300	(60)	67	7	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%		27,600	(261)	312	51	0
	Brazil Government International Bond	1.000%	03/20/2016	0.995%		35,000	(336)	349	13	0
	Mexico Government International Bond	1.000%	09/20/2015	0.370%		19,100	(270)	364	94	0
	Mexico Government International Bond	1.000%	09/20/2016	0.523%		17,900	(79)	232	153	0
	Mexico Government International Bond	1.000%	09/20/2017	0.649%		10,000	(135)	233	98	0

U.S. Treasury Notes	0.250%	06/20/2016	0.103%	EUR	125,000	(2,169)	2,511	342	0
U.S. Treasury Notes	0.250%	09/20/2016	0.106%		175,700	(2,371)	2,922	551	0

						$(125,052)	$(46,395)	$197,841	$(369,288)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046		$22,594	$(4,853)	$365	$0	$(4,488)
	CDX.EM-13 5-Year Index	5.000%	06/20/2015		464,830	56,827	(58,447)	0	(1,620)
	iTraxx Europe Subordinated 22 5-Year Index	1.000%	12/20/2019	EUR	134,900	(3,873)	113	0	(3,760)
CBK	iTraxx Europe Subordinated 22 5-Year Index	1.000%	12/20/2019		141,300	(4,064)	125	0	(3,939)
	MCDX-15 5-Year Index	1.000%	12/20/2015		$28,100	(1,092)	1,138	46	0
	MCDX-23 5-Year Index	1.000%	12/20/2019		286,000	2,217	15	2,232	0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015		434,092	54,561	(56,073)	0	(1,512)
	MCDX-15 5-Year Index	1.000%	12/20/2015		25,000	(980)	1,021	41	0
FBF	CDX.EM-13 5-Year Index	5.000%	06/20/2015		30,456	3,948	(4,054)	0	(106)
GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015		47,658	5,957	(6,123)	0	(166)
	CMBX.NA.AAA.1 Index	0.100%	10/12/2052		21,803	(65)	24	0	(41)
	iTraxx Europe Subordinated 22 5-Year Index	1.000%	12/20/2019	EUR	51,500	(1,257)	(179)	0	(1,436)
	MCDX-14 5-Year Index	1.000%	06/20/2015		$80,000	(4,046)	4,143	97	0
	MCDX-15 5-Year Index	1.000%	12/20/2015		10,000	(389)	405	16	0
	MCDX-23 5-Year Index	1.000%	12/20/2019		207,200	1,510	107	1,617	0
	MCDX-23 10-Year Index	1.000%	12/20/2024		50,000	(1,230)	63	0	(1,167)
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015		864,142	106,717	(109,728)	0	(3,011)
JPM	CDX.EM-13 5-Year Index	5.000%	06/20/2015		64,014	7,408	(7,631)	0	(223)
	iTraxx Europe Subordinated 22 5-Year Index	1.000%	12/20/2019	EUR	50,000	(1,202)	(192)	0	(1,394)
MYC	CDX.EM-13 5-Year Index	5.000%	06/20/2015		$144,008	15,957	(16,459)	0	(502)
	iTraxx Europe Subordinated 22 5-Year Index	1.000%	12/20/2019	EUR	99,600	(2,512)	(264)	0	(2,776)
	MCDX-15 5-Year Index	1.000%	12/20/2015		$21,900	(866)	902	36	0
	MCDX-23 5-Year Index	1.000%	12/20/2019		51,900	375	29	404	0

						$229,048	$(250,700)	$4,489	$(26,141)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	8.860%	01/02/2017	BRL	71,100	$180	$(1,878)	$0	$(1,698)
	Pay	1-Year BRL-CDI	10.770%	01/02/2017		121,500	(609)	(454)	0	(1,063)
	Pay	1-Year BRL-CDI	13.060%	01/02/2018		302,300	548	461	1,009	0
	Pay	1-Year BRL-CDI	11.250%	01/04/2021		48,700	(89)	(348)	0	(437)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021		1,130,900	739	(7,189)	0	(6,450)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		174,100	251	(806)	0	(555)
	Pay	28-Day MXN-TIIE	6.920%	11/28/2029	MXN	14,000	0	35	35	0
BPS	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	7,200	(31)	(18)	0	(49)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		6,117,200	4,435	(22,365)	0	(17,930)
	Receive	1-Year BRL-CDI	11.000%	01/04/2021		43,800	25	501	526	0
	Receive	1-Year BRL-CDI	11.160%	01/04/2021		358,000	190	3,390	3,580	0
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		627,150	688	306	994	0
	Receive	3-Month USD-CPURNSA Index	2.595%	09/03/2029		$50,000	0	4,265	4,265	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023	MXN	136,900	(176)	46	0	(130)
BRC	Pay	1-Year BRL-CDI	12.480%	01/04/2021	BRL	203,500	0	1,028	1,028	0
CBK	Pay	1-Year BRL-CDI	11.250%	01/04/2021		370,900	(3,773)	447	0	(3,326)
	Pay	1-Year BRL-CDI	12.460%	01/04/2021		177,600	0	858	858	0
	Receive	3-Month USD-CPURNSA Index	2.660%	08/19/2029		$100,000	0	9,540	9,540	0
DUB	Pay	1-Year BRL-CDI	9.130%	01/02/2017	BRL	81,200	195	(2,140)	0	(1,945)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		927,400	1,010	(3,728)	0	(2,718)
	Pay	1-Year BRL-CDI	13.030%	01/02/2018		308,200	0	961	961	0
	Pay	1-Year BRL-CDI	11.250%	01/04/2021		370,900	(3,997)	671	0	(3,326)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021		3,466,200	2,240	(22,007)	0	(19,767)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		729,900	(604)	(1,722)	0	(2,326)
	Pay	1-Year BRL-CDI	12.000%	01/04/2021		489,900	150	(191)	0	(41)
	Receive	3-Month USD-CPURNSA Index	2.493%	09/04/2024		$100,000	0	6,365	6,365	0
	Receive	3-Month USD-CPURNSA Index	2.455%	09/16/2024		100,000	0	5,914	5,914	0
	Pay	3-Month USD-CPURNSA Index	2.638%	08/25/2029		50,000	0	4,598	4,598	0
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020	MXN	150,000	(221)	348	127	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		136,300	(213)	83	0	(130)
	Pay	28-Day MXN-TIIE	6.320%	05/02/2024		810,000	(4)	1,271	1,267	0
	Pay	28-Day MXN-TIIE	7.020%	06/08/2034		287,500	(22)	415	393	0
FBF	Pay	1-Year BRL-CDI	13.060%	01/02/2018	BRL	301,400	510	496	1,006	0
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		435,300	412	277	689	0
	Pay	1-Year BRL-CDI	12.470%	01/04/2021		230,000	0	1,137	1,137	0
	Pay	28-Day MXN-TIIE	6.338%	11/12/2019	MXN	3,503,000	0	(720)	0	(720)
GLM	Pay	1-Year BRL-CDI	10.630%	01/02/2017	BRL	9,600	3	(101)	0	(98)
	Pay	1-Year BRL-CDI	10.910%	01/02/2017		49,400	(162)	(177)	0	(339)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		3,872,600	2,420	(13,768)	0	(11,348)
	Pay	1-Year BRL-CDI	13.000%	01/02/2018		162,100	0	470	470	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	701,100	(566)	1,798	1,232	0
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		299,400	(734)	449	0	(285)
HUS	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	566,400	(24)	(606)	0	(630)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		2,406,100	2,024	(9,076)	0	(7,052)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		3,150	5	0	5	0
	Pay	1-Year BRL-CDI	12.335%	01/04/2021		200,000	0	730	730	0
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	309,500	(230)	492	262	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		1,051,500	(243)	2,091	1,848	0
	Pay	28-Day MXN-TIIE	5.470%	04/26/2019		570,000	54	433	487	0
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		345,000	(449)	741	292	0
	Pay	28-Day MXN-TIIE	5.500%	09/02/2022		552,800	(1,041)	161	0	(880)
	Pay	28-Day MXN-TIIE	5.750%	09/02/2022		500,000	(38)	(189)	0	(227)
	Pay	28-Day MXN-TIIE	5.750%	06/05/2023		345,400	(568)	239	0	(329)
	Pay	28-Day MXN-TIIE	6.570%	04/19/2024		16,400	0	49	49	0
	Pay	28-Day MXN-TIIE	6.320%	05/02/2024		1,300,000	1,998	36	2,034	0
	Pay	28-Day MXN-TIIE	7.025%	06/08/2034		1,100,000	(9)	1,558	1,549	0
JPM	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	566,400	597	(2,257)	0	(1,660)
	Pay	1-Year BRL-CDI	12.340%	01/04/2021		200,000	0	741	741	0
	Receive	3-Month USD-CPURNSA Index	2.455%	09/16/2024		$100,000	0	5,914	5,914	0
	Pay	28-Day MXN-TIIE	5.700%	01/18/2019	MXN	637,350	(217)	1,229	1,012	0
	Pay	28-Day MXN-TIIE	6.330%	11/08/2019		970,800	0	(202)	0	(202)
MYC	Pay	1-Year BRL-CDI	8.640%	01/02/2017	BRL	133,800	(155)	(3,425)	0	(3,580)
	Pay	1-Year BRL-CDI	9.140%	01/02/2017		63,900	212	(1,749)	0	(1,537)
	Pay	1-Year BRL-CDI	10.630%	01/02/2017		35,100	98	(457)	0	(359)
	Pay	1-Year BRL-CDI	12.560%	01/04/2021		76,900	368	284	652	0
	Receive	28-Day MXN-TIIE	3.370%	03/17/2015	MXN	101,606,000	14	(717)	0	(703)
	Pay	28-Day MXN-TIIE	5.000%	09/13/2017		500,000	52	371	423	0
	Pay	28-Day MXN-TIIE	5.750%	06/08/2020		450,000	(559)	941	382	0
	Pay	28-Day MXN-TIIE	6.350%	06/02/2021		684,400	159	1,591	1,750	0
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		192,600	143	575	718	0
	Pay	28-Day MXN-TIIE	6.320%	05/02/2024		650,000	953	63	1,016	0
	Pay	28-Day MXN-TIIE	7.580%	04/05/2034		560,000	(9)	3,651	3,642	0
SOG	Pay	28-Day MXN-TIIE	6.240%	02/01/2021		600,000	100	1,289	1,389	0
UAG	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	129,000	16	(159)	0	(143)
	Pay	1-Year BRL-CDI	12.930%	01/02/2018		350,000	0	834	834	0
	Pay	1-Year BRL-CDI	13.040%	01/02/2018		238,800	0	762	762	0
	Pay	1-Year BRL-CDI	13.060%	01/02/2018		161,800	294	246	540	0
	Pay	1-Year BRL-CDI	11.250%	01/04/2021		741,800	(7,703)	1,052	0	(6,651)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021		723,500	(4,746)	620	0	(4,126)
	Pay	1-Year BRL-CDI	12.535%	01/04/2021		85,600	0	484	484	0
	Receive	28-Day MXN-TIIE	3.540%	08/31/2015	MXN	18,363,000	8	(94)	0	(86)
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		175,000	(31)	339	308	0
	Pay	28-Day MXN-TIIE	6.350%	11/08/2019		1,776,100	0	(329)	0	(329)
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021		1,297,400	(2,122)	1,563	0	(559)
	Pay	28-Day MXN-TIIE	5.840%	09/14/2021		561,600	(176)	418	242	0
	Pay	28-Day MXN-TIIE	5.795%	12/10/2021		3,082,200	(44)	312	268	0
	Pay	28-Day MXN-TIIE	6.320%	05/02/2024		1,300,000	1,948	84	2,032	0

							$(6,526)	$(20,849)	$76,359	$(103,734)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (6)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
GST	Pay	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	$19,519		$(52)	$0	$(52)

Total Swap Agreements							$111,586	$(306,815)	$303,986	$(499,215)

(6)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(m)	Securities with an aggregate market value of $146,228 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$1,191,782	$8,860	$1,200,642
Corporate Bonds & Notes
Banking & Finance	0	22,042,181	412,074	22,454,255
Industrials	0	2,988,974	76,962	3,065,936
Utilities	0	1,777,152	21	1,777,173
Municipal Bonds & Notes
Alabama	0	29,760	0	29,760
Arizona	0	15,091	0	15,091
California	0	4,580,680	0	4,580,680
Colorado	0	77,710	0	77,710
Connecticut	0	4,498	0	4,498
Florida	0	107,799	0	107,799
Georgia	0	190,579	0	190,579
Illinois	0	629,697	0	629,697
Indiana	0	83,761	0	83,761
Iowa	0	59,898	0	59,898
Kentucky	0	228	0	228
Louisiana	0	98,959	0	98,959
Massachusetts	0	79,420	0	79,420
Michigan	0	60,894	0	60,894
Missouri	0	352	0	352
Nebraska	0	12,410	0	12,410
Nevada	0	471,739	0	471,739
New Jersey	0	133,441	0	133,441
New York	0	1,303,932	0	1,303,932
North Carolina	0	41,324	0	41,324
Ohio	0	776,675	0	776,675
Oregon	0	39,246	0	39,246
Pennsylvania	0	61,652	0	61,652
Rhode Island	0	191	0	191
Tennessee	0	8,188	0	8,188
Texas	0	201,658	0	201,658
Utah	0	819	0	819
Washington	0	33,258	0	33,258
West Virginia	0	131,417	0	131,417
Wisconsin	0	125	0	125
U.S. Government Agencies	0	27,372,316	26,109	27,398,425
U.S. Treasury Obligations	0	32,529,944	0	32,529,944
Mortgage-Backed Securities	0	11,999,495	627,269	12,626,764
Asset-Backed Securities	0	5,678,980	37,099	5,716,079
Sovereign Issues	0	16,272,437	0	16,272,437
Convertible Preferred Securities
Banking & Finance	0	221,926	0	221,926
Preferred Securities
Banking & Finance	12,918	4,051	0	16,969
Short-Term Instruments
Certificates of Deposit	0	1,723,756	0	1,723,756
Commercial Paper	0	471,339	0	471,339
Repurchase Agreements	0	960,242	0	960,242
Short-Term Notes	0	0	221,739	221,739
Mexico Treasury Bills	0	41,277	0	41,277
Slovenia Treasury Bills	0	121	0	121
U.S. Treasury Bills	0	116,037	0	116,037
	$12,918	$134,627,411	$1,410,133	$136,050,462

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$25,298,667	$0	$0	$25,298,667

Total Investments	$25,311,585	$134,627,411	$1,410,133	$161,349,129

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(289,488)	0	(289,488)
	$0	$(289,488)	$0	$(289,488)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	145,227	32,779	0	178,006
Over the counter	0	4,433,346	890	4,434,236
	$145,227	$4,466,125	$890	$4,612,242

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(17,869)	(35,686)	0	(53,555)
Over the counter	0	(1,921,115)	0	(1,921,115)

	$(17,869)	$(1,956,801)	$0	$(1,974,670)

Totals	$25,438,943	$136,847,247	$1,411,023	$163,697,213

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund II

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.6%
BANK LOAN OBLIGATIONS 0.4%
RPI Finance Trust
2.755% due 11/09/2016	$5,074	$5,068

Total Bank Loan Obligations (Cost $5,080)		5,068

CORPORATE BONDS & NOTES 22.1%
BANKING & FINANCE 18.8%
American Honda Finance Corp.
0.609% due 05/26/2016	2,000	2,005
American International Group, Inc.
5.050% due 10/01/2015	6,000	6,184
6.250% due 03/15/2087	5,500	6,176
Bank of America Corp.
0.843% due 08/25/2017	400	400
3.700% due 09/01/2015	600	611
3.750% due 07/12/2016	9,600	9,949
6.400% due 08/28/2017	6,730	7,503
6.500% due 08/01/2016	3,800	4,096
Bank of America N.A.
0.652% due 05/08/2017	1,600	1,598
0.703% due 11/14/2016	2,700	2,699
6.000% due 10/15/2036	12,700	15,960
Bank One Capital
8.750% due 09/01/2030	1,100	1,593
Bear Stearns Cos. LLC
6.400% due 10/02/2017	400	448
7.250% due 02/01/2018	2,200	2,537
Citigroup, Inc.
0.752% due 05/01/2017	19,200	19,162
4.750% due 05/19/2015	119	121
Ford Motor Credit Co. LLC
2.375% due 01/16/2018	4,600	4,630
2.875% due 10/01/2018	400	407
3.984% due 06/15/2016	400	414
7.000% due 04/15/2015	8,100	8,240
12.000% due 05/15/2015	7,100	7,381
Goldman Sachs Group, Inc.
0.860% due 06/04/2017	1,000	999
3.300% due 05/03/2015	1,500	1,512
3.700% due 08/01/2015	4,800	4,879
7.500% due 02/15/2019	3,657	4,354
HSBC Bank USA N.A.
6.000% due 08/09/2017	4,000	4,425
HSBC Finance Corp.
5.250% due 04/15/2015	4,000	4,053
International Lease Finance Corp.
6.750% due 09/01/2016	2,000	2,135
7.125% due 09/01/2018	3,000	3,368
JPMorgan Chase & Co.
4.350% due 08/15/2021	200	218
JPMorgan Chase Bank N.A.
0.654% due 06/02/2017	21,800	21,708
Morgan Stanley
3.800% due 04/29/2016	1,500	1,550
4.100% due 01/26/2015	28,500	28,557
5.375% due 10/15/2015	300	310
6.000% due 04/28/2015	10,400	10,570
Navient Corp.
5.000% due 04/15/2015	7,800	7,878
6.250% due 01/25/2016	10,300	10,738
8.450% due 06/15/2018	300	335
NYSE Euronext
2.000% due 10/05/2017	50	50
Principal Life Income Funding Trusts
5.550% due 04/27/2015	4,000	4,065
Prudential Financial, Inc.
4.750% due 09/17/2015	185	190
UBS Preferred Funding Trust
6.243% due 05/15/2016 (b)	13,600	14,076
Wells Fargo & Co.
0.534% due 06/02/2017	3,000	2,989
7.980% due 03/15/2018 (b)	10,800	11,975

		243,048

INDUSTRIALS 1.2%
Apple, Inc.
2.850% due 05/06/2021	1,100	1,126
Georgia-Pacific LLC
2.539% due 11/15/2019	3,700	3,703
Kinder Morgan, Inc.
2.000% due 12/01/2017	1,900	1,890
3.050% due 12/01/2019	7,600	7,548
Rohm & Haas Co.
6.000% due 09/15/2017	603	667
Thermo Fisher Scientific, Inc.
2.250% due 08/15/2016	125	127

		15,061

UTILITIES 2.1%
BellSouth Corp.
4.182% due 04/26/2021	12,700	12,826
Duquesne Light Holdings, Inc.
5.500% due 08/15/2015	1,800	1,849
Entergy Corp.
3.625% due 09/15/2015	5,400	5,478
Verizon Communications, Inc.
1.991% due 09/14/2018	1,200	1,249
2.500% due 09/15/2016	960	982
3.650% due 09/14/2018	3,800	4,018

		26,402

Total Corporate Bonds & Notes (Cost $280,677)		284,511

MUNICIPAL BONDS & NOTES 8.8%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,300	1,509

CALIFORNIA 4.5%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,377
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	3,900	5,803
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,100	1,379
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	365	538
7.500% due 04/01/2034	4,300	6,397
7.550% due 04/01/2039	4,800	7,412
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	3,800	4,614
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	133
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	1,300	1,813
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,266
Los Angeles, California Wastewater System Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 06/01/2034	9,790	9,933
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,204
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	3,800	5,195
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	600	821
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	229
7.021% due 08/01/2040	300	346
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,800	1,405
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	6,700	8,618

		58,483

FLORIDA 0.0%
Miami, Florida Revenue Bonds, Series 1989
8.650% due 07/01/2019	85	100

ILLINOIS 0.7%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	180	195
6.899% due 12/01/2040	7,100	8,972

		9,167

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	540	540

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.200% due 12/01/2021	100	110

NEW YORK 1.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	13,300	16,137
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.282% due 06/15/2042	100	116
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,100	1,350

		17,603

OHIO 0.5%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	3,500	5,654
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,500	1,318

		6,972

TENNESSEE 0.3%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	2,600	3,432

TEXAS 0.5%
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	4,300	5,772

WASHINGTON 0.8%
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	10,000	10,259

Total Municipal Bonds & Notes (Cost $93,040)		113,947

U.S. GOVERNMENT AGENCIES 46.5%
Fannie Mae
0.230% due 12/25/2036	375	367
0.595% due 10/25/2022	23	23
0.620% due 05/25/2023 - 09/25/2035	21	21
0.670% due 02/25/2022	7	7
0.720% due 01/25/2022	15	15
0.770% due 08/25/2022	19	19
0.800% due 05/25/2040	3,348	3,416
0.870% due 04/25/2022 - 09/25/2022	19	19
0.875% due 12/20/2017 - 05/21/2018	1,100	1,084
1.315% due 07/01/2044	204	208
1.875% due 09/18/2018	300	305
2.053% due 01/01/2035	389	416
2.192% due 05/25/2035	226	233
2.310% due 08/01/2022	500	497
2.630% due 10/10/2024	165	161
3.000% due 06/01/2029 - 02/01/2045	38,000	38,559
3.330% due 11/01/2021 - 04/01/2041	384	405
3.500% due 01/01/2026 - 02/01/2030	4,117	4,343
3.980% due 07/01/2021	118,300	129,181
4.000% due 08/01/2025 - 01/01/2045	2,368	2,540
4.500% due 09/01/2018 - 02/01/2045	66,199	71,839
4.522% due 09/01/2035	67	72
5.000% due 05/11/2017 - 02/01/2045	9,722	10,727
5.375% due 06/12/2017 (f)	2,800	3,098
5.500% due 03/01/2022 - 01/01/2045	38,703	43,307
5.854% due 12/25/2042	456	519
6.000% due 05/01/2017 - 01/01/2039	14,203	16,150
6.500% due 11/01/2021 - 06/25/2044	273	312
7.000% due 03/01/2015 - 09/25/2020	1	1
8.000% due 04/01/2015 - 10/01/2030	1	1
9.000% due 12/01/2017 - 06/25/2018	1	1
9.250% due 07/25/2019	23	25

Freddie Mac
0.750% due 01/12/2018	33,000	32,539
0.911% due 08/15/2036	2,580	2,625
1.000% due 09/29/2017	6,500	6,489
1.250% due 08/01/2019 - 10/02/2019	7,600	7,447
1.315% due 02/25/2045	227	233
2.170% due 02/01/2023	17	17
2.381% due 12/01/2022	121	125
2.533% due 07/01/2030	34	36
3.750% due 03/27/2019	1,700	1,851
4.000% due 04/01/2024 - 01/01/2045	171,231	182,519
4.500% due 02/01/2029 - 01/01/2045	11,014	11,956
5.000% due 01/01/2036 - 07/01/2040	200	221
5.500% due 01/01/2018 - 07/01/2039	2,745	3,070
6.000% due 02/01/2016 - 09/01/2038	8,104	9,165
7.000% due 07/15/2022	299	333
7.500% due 01/15/2023	747	839
8.000% due 11/01/2025 - 06/15/2030	394	460
9.000% due 12/15/2020	20	22
9.500% due 02/01/2018	2	2
10.000% due 03/01/2021	1	1
Ginnie Mae
0.561% due 06/16/2031	26	26
0.761% due 02/16/2030	36	36
1.625% due 06/20/2023 - 07/20/2030	1,405	1,451
2.000% due 09/20/2024 - 07/20/2027	341	355
5.000% due 07/15/2034 - 01/01/2045	9,625	10,620
6.000% due 01/15/2024	2	2
7.500% due 03/15/2024 - 09/15/2025	5	6
8.000% due 01/15/2022 - 08/15/2024	13	13
9.000% due 11/15/2017	3	3
9.500% due 01/20/2019 - 12/15/2021	3	4
Small Business Administration
7.970% due 01/25/2025	85	86

Total U.S. Government Agencies (Cost $584,581)		600,423

U.S. TREASURY OBLIGATIONS 26.5%
U.S. Treasury Bonds
2.875% due 05/15/2043	3,700	3,789
3.000% due 11/15/2044 (d)	18,400	19,343
3.125% due 08/15/2044 (d)	20,600	22,182
3.375% due 05/15/2044 (d)	34,700	39,103
3.625% due 02/15/2044	2,300	2,709
3.750% due 11/15/2043 (d)	5,700	6,859
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	210	205
0.125% due 07/15/2022 (f)(h)	13,319	13,005
0.125% due 01/15/2023	14,915	14,456
0.375% due 07/15/2023	10,203	10,109
1.125% due 01/15/2021 (f)	543	565
1.750% due 01/15/2028 (d)(h)	35,065	39,804
2.000% due 01/15/2026	22,610	25,968
2.375% due 01/15/2025	26,200	30,830
2.375% due 01/15/2027	330	395
2.500% due 01/15/2029	36,826	45,850
3.625% due 04/15/2028	1,468	2,024
3.875% due 04/15/2029	13,288	19,075
U.S. Treasury Notes
0.625% due 08/31/2017 (f)	400	396
0.625% due 09/30/2017 (f)	700	692
0.750% due 10/31/2017 (d)(h)	27,800	27,570
0.750% due 12/31/2017 (d)(f)	14,200	14,047
2.375% due 08/15/2024	2,500	2,545

Total U.S. Treasury Obligations (Cost $332,627)		341,521

MORTGAGE-BACKED SECURITIES 17.7%
American Home Mortgage Investment Trust
2.332% due 02/25/2045	885	884
Banc of America Commercial Mortgage Trust
5.617% due 07/10/2046	9,088	9,628
Banc of America Funding Trust
2.634% due 05/25/2035	1,027	1,048
BCRR Trust
5.858% due 07/17/2040	1,400	1,518
Bear Stearns Adjustable Rate Mortgage Trust
2.504% due 04/25/2033	371	379
2.618% due 01/25/2035	2,733	2,687
5.417% due 02/25/2036	1,275	1,151
Bear Stearns ALT-A Trust
2.554% due 05/25/2035	2,935	2,827
2.612% due 09/25/2035	439	377
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044	434	464

5.405% due 12/11/2040	8,080	8,298
5.700% due 06/11/2050	4,000	4,353
5.707% due 06/11/2040	12,987	14,145
Bear Stearns Mortgage Funding Trust
0.360% due 01/25/2037	8,311	6,883
Citigroup Mortgage Loan Trust, Inc.
2.280% due 09/25/2035	1,213	1,217
2.540% due 10/25/2035	405	402
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.226% due 07/15/2044	9,266	9,419
5.300% due 01/15/2046	12,529	12,946
Countrywide Alternative Loan Trust
0.350% due 05/25/2047	1,876	1,567
Countrywide Home Loan Mortgage Pass-Through Trust
2.313% due 02/20/2036 ^	544	499
2.466% due 02/20/2035	32	32
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039	17,132	18,201
5.383% due 02/15/2040	976	1,035
Credit Suisse First Boston Mortgage Securities Corp.
2.485% due 09/25/2033	6,069	6,217
4.837% due 06/25/2032	56	56
Credit Suisse Mortgage Capital Certificates
2.537% due 01/27/2036	2,874	2,851
DBUBS Mortgage Trust
3.386% due 07/10/2044	13,660	14,047
DLJ Acceptance Trust
11.000% due 08/01/2019	3	3
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	2,200	2,349
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	7	7
HomeBanc Mortgage Trust
0.420% due 03/25/2035	7,036	6,336
0.440% due 10/25/2035	5,400	4,830
IndyMac Adjustable Rate Mortgage Trust
1.707% due 01/25/2032	19	18
IndyMac Mortgage Loan Trust
4.334% due 11/25/2035 ^	2,121	1,751
JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047	3,640	3,868
5.420% due 01/15/2049	471	503
5.440% due 06/12/2047	1,252	1,333
JPMorgan Commercial Mortgage-Backed Securities Trust
5.637% due 03/18/2051	1,700	1,839
JPMorgan Mortgage Trust
2.636% due 02/25/2035	13	13
5.238% due 07/25/2035	1,526	1,532
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	670	712
5.485% due 03/12/2051	2,900	3,117
Morgan Stanley Capital Trust
5.206% due 11/14/2042	8,514	8,651
5.319% due 12/15/2043	11,741	12,484
5.610% due 04/15/2049	864	867
Morgan Stanley Mortgage Loan Trust
2.180% due 06/25/2036	7,501	7,201
5.500% due 08/25/2035	421	427
Morgan Stanley Re-REMIC Trust
5.796% due 08/12/2045	1,469	1,576
Prime Mortgage Trust
0.570% due 02/25/2019	2	2
0.570% due 02/25/2034	221	209
RBSSP Resecuritization Trust
0.420% due 02/26/2037	2,978	2,810
Residential Funding Mortgage Securities, Inc. Trust
3.820% due 02/25/2036 ^	354	317
Sequoia Mortgage Trust
0.804% due 04/19/2027	1,484	1,424
Structured Asset Mortgage Investments Trust
0.824% due 09/19/2032	228	223
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.217% due 01/25/2032	28	27
2.516% due 02/25/2032	34	33
5.506% due 07/25/2034	11,904	12,221
UBS-Citigroup Commercial Mortgage Trust
2.804% due 01/10/2045	350	359
Wachovia Bank Commercial Mortgage Trust
0.241% due 06/15/2020	315	314
5.342% due 12/15/2043	3,800	4,060
5.557% due 03/15/2045	17,433	18,179
WaMu Mortgage Pass-Through Certificates Trust
0.460% due 10/25/2045	516	477
1.313% due 11/25/2042	173	168
Wells Fargo Mortgage-Backed Securities Trust
0.670% due 07/25/2037	372	317

2.612% due 12/25/2034	1,933		1,949
2.612% due 03/25/2036	2,061		2,058
2.616% due 01/25/2035	27		27
Wells Fargo-RBS Commercial Mortgage Trust
2.684% due 11/15/2044	150		154

Total Mortgage-Backed Securities (Cost $224,886)			227,876

ASSET-BACKED SECURITIES 5.3%
Ally Auto Receivables Trust
0.680% due 07/17/2017	9,600		9,596
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.620% due 01/25/2036	4,137		3,790
Asset-Backed Securities Corp. Home Equity Loan Trust
1.400% due 08/15/2033	3,372		3,207
Carrington Mortgage Loan Trust
0.630% due 06/25/2035	6,619		6,338
Countrywide Asset-Backed Certificates
0.990% due 05/25/2036	817		816
EMC Mortgage Loan Trust
0.910% due 05/25/2040	802		729
First Franklin Mortgage Loan Trust
0.430% due 11/25/2036	7,754		7,676
0.680% due 09/25/2035	1,921		1,917
Fremont Home Loan Trust
0.230% due 01/25/2037	66		33
Long Beach Mortgage Loan Trust
0.730% due 10/25/2034	107		100
Morgan Stanley IXIS Real Estate Capital Trust
0.220% due 11/25/2036	19		10
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.670% due 07/25/2035	7,000		6,926
Quest Trust
0.290% due 08/25/2036	67		67
Residential Asset Securities Corp. Trust
0.440% due 04/25/2036	9,950		9,595
Securitized Asset-Backed Receivables LLC Trust
0.230% due 12/25/2036 ^	776		287
SLM Private Education Loan Trust
2.811% due 12/16/2019	594		602
SpringCastle America Funding LLC
2.700% due 05/25/2023	10,804		10,803
Structured Asset Investment Loan Trust
1.070% due 09/25/2034	2,987		2,871
1.295% due 07/25/2033	3,653		3,501

Total Asset-Backed Securities (Cost $66,433)			68,864

	SHARES
PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.4%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (b)	4,000		4,893

UTILITIES 0.3%
Qwest Corp.
7.375% due 06/01/2051	128,400		3,449

Total Preferred Securities (Cost $7,397)			8,342

	PRINCIPAL AMOUNT (000s	)
SHORT-TERM INSTRUMENTS 0.6%
COMMERCIAL PAPER 0.4%
Ford Motor Credit Co.
0.720% due 03/09/2015	$5,700		5,695

REPURCHASE AGREEMENTS (c) 0.2%		2,589

Total Short-Term Instruments (Cost $8,281)		8,284

Total Investments in Securities (Cost $1,603,002)		1,658,836

	SHARES
INVESTMENTS IN AFFILIATES 3.8%
SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short-Term Floating NAV Portfolio III	4,984,962	49,411

Total Short-Term Instruments (Cost $49,411)		49,411

Total Investments in Affiliates (Cost $49,411)		49,411

Total Investments 132.4% (Cost $1,652,413)		$1,708,247
Financial Derivative Instruments (e)(g) 0.0% (Cost or Premiums, net $(2,914))		345
Other Assets and Liabilities, net (32.4%)		(418,017)

Net Assets 100.0%		$1,290,575

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal amount of security is adjusted for inflation.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$2,589	Fannie Mae 2.200% due 10/17/2022	$(2,643)	$2,589	$2,589

Total Repurchase Agreements						$(2,643)	$2,589	$2,589

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.200%	12/30/2014	01/06/2015	$(27,300)	$(27,300)
	0.300%	12/30/2014	01/13/2015	(3,570)	(3,570)
DEU	0.100%	12/19/2014	01/07/2015	(7,152)	(7,153)
	0.100%	12/29/2014	01/12/2015	(4,675)	(4,675)
JPS	0.150%	12/29/2014	01/05/2015	(1,931)	(1,931)
	0.190%	12/19/2014	01/07/2015	(8,249)	(8,249)

Total Reverse Repurchase Agreements					$(52,878)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.350%	12/30/2014	01/06/2015	$(39,216)	$(39,232)
	0.350%	12/30/2014	01/08/2015	(8,999)	(9,005)
	0.351%	12/30/2014	01/08/2015	(595)	(593)
BPG	(0.010%)	01/05/2015	01/12/2015	(1,962)	(1,963)
GSC	0.250%	12/29/2014	01/08/2015	(13,608)	(13,616)
MSC	0.430%	12/31/2014	01/02/2015	(5,833)	(5,833)

Total Sale-Buyback Transactions					$(70,242)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $16,476 at a weighted average interest rate of (0.158%).
(3)	Payable for sale-buyback transactions includes $26 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.500%	01/01/2045	$5,000	$(5,415)	$(5,415)
Fannie Mae	6.000%	01/01/2045	9,000	(10,198)	(10,207)

Total Short Sales				$(15,613)	$(15,622)

(d)	Securities with an aggregate market value of $123,085 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	266	$19	$0	$(3)
90-Day Eurodollar June Futures	Short	06/2015	500	(6)	0	(6)
90-Day Eurodollar March Futures	Short	03/2016	111	7	0	(2)
90-Day Eurodollar September Futures	Short	09/2015	498	10	0	(6)
U.S. Treasury 5-Year Note March Futures	Long	03/2015	21	(0)	3	0
U.S. Treasury 10-Year Note March Futures	Long	03/2015	1,592	425	348	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	954	2,291	269	0

Total Futures Contracts				$2,746	$620	$(17)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-23 5-Year Index	1.000%	12/20/2019	$13,900	$227	$(14)	$1	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.089%	02/27/2015	$96,400	$(6)	$(5)	$2	$0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017	35,600	(239)	(197)	6	0
Receive	3-Month USD-LIBOR	0.665%	04/17/2016	329,800	(55)	(83)	0	(14)
Receive	3-Month USD-LIBOR	1.000%	04/17/2017	137,400	362	(122)	0	0
Receive	3-Month USD-LIBOR	1.780%	12/02/2019	78,400	(174)	282	0	(61)
Receive	3-Month USD-LIBOR	1.800%	12/03/2019	52,900	(165)	(71)	0	(41)
Receive	3-Month USD-LIBOR	2.550%	10/16/2024	41,500	(1,225)	(1,067)	0	(44)
Receive	3-Month USD-LIBOR	3.000%	06/19/2043	61,000	(3,912)	(7,264)	0	(85)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	58,900	(707)	(4,677)	0	(78)
Receive	3-Month USD-LIBOR	2.800%	12/18/2043	2,900	(64)	(200)	0	(4)

					$(6,185)	$(13,404)	$8	$(327)

Total Swap Agreements					$(5,958)	$(13,418)	$9	$(327)

(f)	Securities with an aggregate market value of $15,484 and cash of $3,784 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(g)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205%	01/16/2020	$8,100	$120	$98

Total Purchased Options							$120	$98

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	TBD	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$ 6,500	$(84)	$(2)
	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	7,000	(59)	(1)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	16,900	(151)	(4)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,500	(19)	(1)
	Floor - OTC CPURNSA Index	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	6,700	(65)	(2)

						$(378)	$(10)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.003%	01/21/2015	$6,400	$(201)	$(3)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.270%	03/27/2015	7,200	(87)	(13)
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	01/16/2018	8,100	(101)	(84)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.770%	01/23/2015	22,200	(3)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/14/2015	22,500	(295)	(118)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.520%	09/18/2015	56,800	(497)	(364)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	02/02/2015	13,800	(220)	(2)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.320%	01/16/2015	7,300	(75)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.300%	01/30/2015	3,600	(42)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.250%	03/02/2015	3,600	(34)	(3)

							$(1,555)	$(587)

Total Written Options							$(1,933)	$(597)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	06/20/2017	0.254%	$7,200	$164	$(29)	$135	$0
	General Electric Capital Corp.	1.000%	03/20/2016	0.311%	4,600	(55)	96	41	0
	Prudential Financial, Inc.	1.000%	12/20/2015	0.090%	6,100	(178)	234	56	0
BRC	MetLife, Inc.	1.000%	09/20/2015	0.084%	4,800	46	(12)	34	0
	Prudential Financial, Inc.	1.000%	09/20/2015	0.063%	6,800	66	(18)	48	0
CBK	MetLife, Inc.	1.000%	12/20/2015	0.122%	3,800	(138)	172	34	0
DUB	General Electric Capital Corp.	1.000%	06/20/2015	0.261%	4,500	31	(14)	17	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.261%	1,000	12	(7)	5	0
	MetLife, Inc.	1.000%	09/20/2015	0.084%	15,000	(985)	1,090	105	0
GST	MetLife, Inc.	1.000%	09/20/2015	0.084%	1,000	(64)	71	7	0

						$(1,101)	$1,583	$482	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017	$1,833	$0	$24	$24	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017	3,954	0	53	53	0
					$0	$77	$77	$0

Total Swap Agreements					$(1,101)	$1,660	$559	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Securities with an aggregate market value of $549 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$5,068	$0	$5,068
Corporate Bonds & Notes
Banking & Finance	0	243,048	0	243,048
Industrials	0	15,061	0	15,061
Utilities	0	26,402	0	26,402
Municipal Bonds & Notes
Arizona	0	1,509	0	1,509
California	0	58,483	0	58,483
Florida	0	100	0	100
Illinois	0	9,167	0	9,167
Iowa	0	540	0	540
Massachusetts	0	110	0	110
New York	0	17,603	0	17,603
Ohio	0	6,972	0	6,972
Tennessee	0	3,432	0	3,432
Texas	0	5,772	0	5,772
Washington	0	10,259	0	10,259
U.S. Government Agencies	0	600,423	0	600,423
U.S. Treasury Obligations	0	341,521	0	341,521
Mortgage-Backed Securities	0	227,876	0	227,876
Asset-Backed Securities	0	68,864	0	68,864
Preferred Securities
Banking & Finance	0	4,893	0	4,893
Utilities	0	3,449	0	3,449
Short-Term Instruments
Commercial Paper	0	5,695	0	5,695
Repurchase Agreements	0	2,589	0	2,589
	$0	$1,658,836	$0	$1,658,836

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$49,411	$0	$0	$49,411

Total Investments	$49,411	$1,658,836	$0	$1,708,247

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(15,622)	$0	$(15,622)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	620	9	0	629
Over the counter	0	657	0	657
	$620	$666	$0	$1,286

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(17)	(327)	0	(344)
Over the counter	0	(597)	0	(597)

	$(17)	$(924)	$0	$(941)

Totals	$50,014	$1,642,956	$0	$1,692,970

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund III

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.7%
BANK LOAN OBLIGATIONS 1.0%
Chrysler Group LLC
3.500% due 05/24/2017		$8,954	$8,942
Dell, Inc.
3.750% due 10/29/2018		1,350	1,346
H.J. Heinz Co.
3.500% due 06/05/2020		4,777	4,758

Total Bank Loan Obligations (Cost $15,091)			15,046

CORPORATE BONDS & NOTES 25.9%
BANKING & FINANCE 19.0%
Ally Financial, Inc.
4.625% due 06/26/2015		1,925	1,942
5.500% due 02/15/2017		2,000	2,105
6.250% due 12/01/2017		3,450	3,735
8.300% due 02/12/2015		15,800	15,899
American Express Bank FSB
6.000% due 09/13/2017		3,700	4,127
American International Group, Inc.
5.050% due 10/01/2015		200	206
Banco de Credito e Inversiones
3.000% due 09/13/2017		2,000	2,045
Banco Santander Brasil S.A.
4.250% due 01/14/2016		600	611
4.500% due 04/06/2015		500	504
4.625% due 02/13/2017		2,200	2,291
Bank of America Corp.
0.562% due 08/15/2016		1,400	1,390
0.843% due 08/25/2017		500	500
5.650% due 05/01/2018		8,900	9,895
6.400% due 08/28/2017		4,000	4,460
6.500% due 08/01/2016		20,100	21,668
6.875% due 04/25/2018		1,800	2,069
Bank of America N.A.
0.521% due 06/15/2016		2,400	2,385
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	5,800	11,910
BBVA Bancomer S.A.
4.500% due 03/10/2016		$1,300	1,346
6.500% due 03/10/2021		2,600	2,829
7.250% due 04/22/2020		3,300	3,646
Bear Stearns Cos. LLC
6.400% due 10/02/2017		8,000	8,966
Blackstone CQP Holdco LP
9.296% due 03/18/2019		1,361	1,360
BNP Paribas S.A.
0.542% due 11/07/2015		14,700	14,681
Caixa Economica Federal
2.375% due 11/06/2017		2,000	1,892
CIT Group, Inc.
4.250% due 08/15/2017		300	307
Citigroup, Inc.
0.506% due 06/09/2016		5,500	5,449
4.875% due 05/07/2015		3,200	3,243
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	1,450	2,087
8.375% due 07/26/2016 (d)		$1,300	1,391
8.400% due 06/29/2017 (d)		5,900	6,475
Countrywide Financial Corp.
6.250% due 05/15/2016		445	473
Credit Agricole S.A.
7.500% due 06/23/2026 (d)	GBP	2,500	3,824
8.375% due 10/13/2019 (d)		$2,600	3,009
Fifth Third Bancorp
0.667% due 12/20/2016		1,200	1,191
Ford Motor Credit Co. LLC
1.008% due 01/17/2017		11,400	11,403
7.000% due 04/15/2015		500	509
8.000% due 12/15/2016		3,500	3,922
General Electric Capital Corp.
3.800% due 06/18/2019		2,400	2,552
International Lease Finance Corp.
5.750% due 05/15/2016		140	146
6.750% due 09/01/2016		2,000	2,135

Intesa Sanpaolo SpA
3.125% due 01/15/2016		10,575	10,747
JPMorgan Chase & Co.
0.854% due 02/26/2016		4,800	4,811
1.100% due 10/15/2015		4,300	4,309
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		6,500	7,219
Korea Exchange Bank
3.125% due 06/26/2017		1,900	1,961
Korea Finance Corp.
3.250% due 09/20/2016		800	826
LBG Capital PLC
15.000% due 12/21/2019	GBP	7,800	16,740
Lloyds Bank PLC
11.875% due 12/16/2021	EUR	2,500	3,642
Macquarie Bank Ltd.
6.625% due 04/07/2021		$8,700	10,056
Mizuho Bank Ltd.
0.705% due 09/25/2017		500	501
Navient Corp.
5.000% due 04/15/2015		900	909
6.000% due 01/25/2017		1,250	1,313
6.250% due 01/25/2016		1,400	1,459
Novo Banco S.A.
4.000% due 01/21/2019	EUR	2,000	2,353
4.750% due 01/15/2018		1,500	1,783
5.875% due 11/09/2015		2,000	2,447
OneMain Financial Holdings, Inc.
6.750% due 12/15/2019		$700	716
7.250% due 12/15/2021		600	618
ORIX Corp.
4.710% due 04/27/2015		3,500	3,542
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		170	172
6.990% due 10/05/2017 (d)		4,400	4,972
Santander Holdings USA, Inc.
3.000% due 09/24/2015		300	304
Springleaf Finance Corp.
6.900% due 12/15/2017		24,000	25,620
State Bank of India
4.500% due 07/27/2015		2,600	2,647
Vesey Street Investment Trust
4.404% due 09/01/2016		1,700	1,785
XLIT Ltd.
6.500% due 04/15/2017 (d)		220	211

			282,241

INDUSTRIALS 4.1%
Apple, Inc.
2.850% due 05/06/2021		1,300	1,331
Con-way, Inc.
7.250% due 01/15/2018		900	1,024
Continental Airlines Pass-Through Trust
6.900% due 07/02/2018		343	357
GCI, Inc.
8.625% due 11/15/2019		15	16
Gerdau Holdings, Inc.
7.000% due 01/20/2020		3,350	3,639
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	11,300	11,226
4.500% due 12/06/2016	JPY	251,200	1,894
MMC Norilsk Nickel OJSC Via MMC Finance Ltd.
5.550% due 10/28/2020		$2,400	2,186
ONEOK Partners LP
3.250% due 02/01/2016		3,185	3,250
Petrobras International Finance Co. S.A.
3.875% due 01/27/2016		8,700	8,559
7.875% due 03/15/2019		2,720	2,876
President and Fellows of Harvard College
6.500% due 01/15/2039		2,600	3,773
Rohm & Haas Co.
6.000% due 09/15/2017		574	635
SM Energy Co.
6.625% due 02/15/2019		15	15
Statoil ASA
0.692% due 11/08/2018		19,900	19,949

			60,730

UTILITIES 2.8%
AES Corp.
8.000% due 10/15/2017		1	1
Duquesne Light Holdings, Inc.
5.500% due 08/15/2015		1,800	1,849

Dynegy Finance, Inc.
6.750% due 11/01/2019	1,800	1,834
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	3,900	3,832
9.250% due 04/23/2019	600	615
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	850	799
Petrobras Global Finance BV
2.000% due 05/20/2016	200	191
3.250% due 03/17/2017	200	189
Petroleos Mexicanos
8.000% due 05/03/2019	2,400	2,850
Qtel International Finance Ltd.
3.375% due 10/14/2016	200	206
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	2,478	2,670
Rosneft Finance S.A.
6.625% due 03/20/2017	1,900	1,776
Verizon Communications, Inc.
1.991% due 09/14/2018	14,500	15,097
2.500% due 09/15/2016	1,303	1,333
3.000% due 11/01/2021	700	691
3.500% due 11/01/2024	3,200	3,150
3.650% due 09/14/2018	5,200	5,498

		42,581

Total Corporate Bonds & Notes (Cost $381,308)		385,552

MUNICIPAL BONDS & NOTES 5.1%
CALIFORNIA 3.3%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,377
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,100	1,611
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,000	1,253
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	1,500	2,231
7.550% due 04/01/2039	1,500	2,316
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	6,700	10,291
7.950% due 03/01/2036	9,200	11,383
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	1,700	2,108
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	133
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	2,500	2,958
Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	1,000	1,356
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	2,500	3,486
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,266
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,204
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	229
7.021% due 08/01/2040	300	346
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	4,400	6,260

		49,808

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	4,600	6,068

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,100	1,306
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,000	1,264

		2,570

MASSACHUSETTS 0.1%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	1,600	1,880

NEBRASKA 0.2%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	2,100	2,466

NEVADA 0.2%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	2,600	3,816

NEW YORK 0.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	4,000	5,336

TEXAS 0.3%
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	3,300	4,430

Total Municipal Bonds & Notes (Cost $65,055)		76,374

U.S. GOVERNMENT AGENCIES 27.2%
Fannie Mae
0.230% due 07/25/2037	973	944
0.420% due 05/25/2037	84	84
0.530% due 03/25/2037	133	134
1.315% due 07/01/2044	174	177
1.778% due 08/01/2035	1,318	1,388
1.940% due 08/01/2035	456	489
1.961% due 01/01/2035	258	277
2.048% due 07/01/2035	1,484	1,586
2.136% due 09/01/2034	181	194
2.192% due 05/25/2035	181	186
2.219% due 04/01/2038	284	304
2.249% due 03/01/2033	15	16
2.260% due 07/01/2034	13	14
2.310% due 08/01/2022	200	199
2.311% due 09/01/2037	54	58
2.320% due 04/01/2038	89	96
2.374% due 04/01/2038	82	88
2.870% due 09/01/2027	3,400	3,382
3.000% due 02/01/2030 - 02/01/2045	57,000	58,066
3.334% due 01/25/2019	621	631
3.500% due 10/01/2025 - 01/01/2030	9,810	10,366
4.000% due 12/01/2018 - 01/01/2045	12,749	13,604
4.500% due 08/01/2018 - 02/01/2045	78,832	85,544
4.522% due 09/01/2035	67	72
5.000% due 05/11/2017 (h)	300	328
5.000% due 03/01/2034 - 02/01/2045	9,731	10,749
5.500% due 12/01/2018 - 07/01/2041	57,358	64,371
5.867% due 02/01/2031	1	2
6.000% due 10/01/2016 - 01/01/2045	42,521	48,262
6.500% due 06/01/2016 - 06/25/2044	154	175
7.000% due 08/01/2016 - 01/01/2018	1	1
7.500% due 09/01/2015 - 02/01/2027	102	113
Fannie Mae Strips
0.770% due 05/25/2040	2,563	2,590
Freddie Mac
0.871% due 10/15/2037	35	36
1.250% due 08/01/2019	1,500	1,473
1.315% due 02/25/2045	185	189
2.375% due 01/13/2022	1,200	1,213
2.381% due 12/01/2022	20	20
2.401% due 04/01/2033	3	3
2.417% due 04/01/2038	310	333
2.533% due 07/01/2030	10	11
2.893% due 08/15/2032	190	199
3.500% due 10/01/2025 - 11/01/2025	180	191
3.750% due 03/27/2019	700	762
4.000% due 08/01/2030 - 01/01/2045	40,782	43,464
4.500% due 02/01/2029 - 01/01/2045	13,262	14,385
5.000% due 10/01/2039	55	62
5.500% due 06/01/2019 - 01/01/2039	1,824	2,040
6.000% due 02/01/2016 - 05/01/2040	7,747	8,769
6.500% due 05/01/2016 - 05/15/2032	6,338	6,997
7.000% due 02/15/2027 - 07/01/2029	577	652
7.500% due 09/01/2025	6	6
Ginnie Mae
0.761% due 02/16/2030	45	45
1.625% due 06/20/2022 - 02/20/2032	950	983
4.000% due 09/20/2040	93	100
5.000% due 03/15/2033 - 05/15/2042	7,106	7,843
6.000% due 04/15/2037	40	45
7.000% due 08/15/2031 - 02/20/2032	14	17

Small Business Administration
4.430% due 05/01/2029		8,252	8,988
5.130% due 09/01/2023		175	189
5.520% due 06/01/2024		1,058	1,166

Total U.S. Government Agencies (Cost $396,254)			404,671

U.S. TREASURY OBLIGATIONS 34.3%
U.S. Treasury Bonds
3.000% due 11/15/2044 (f)		16,800	17,661
3.125% due 08/15/2044 (f)		31,800	34,242
3.375% due 05/15/2044 (f)(j)		111,200	125,309
3.750% due 11/15/2043 (j)		2,200	2,647
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022		39,441	38,512
0.125% due 01/15/2023 (h)		2,057	1,994
0.375% due 07/15/2023 (h)		6,530	6,470
0.625% due 07/15/2021 (f)		144,915	147,055
1.125% due 01/15/2021 (h)		22,142	23,053
1.250% due 07/15/2020 (h)(j)		35,710	37,549
1.750% due 01/15/2028		3,627	4,117
2.000% due 01/15/2026		20,815	23,907
2.375% due 01/15/2027		12,951	15,539
2.500% due 01/15/2029		10,506	13,080
3.625% due 04/15/2028 (j)		1,174	1,619
3.875% due 04/15/2029		6,644	9,537
U.S. Treasury Notes
1.500% due 11/30/2019 (f)(j)		6,400	6,358
2.250% due 11/15/2024 (f)		1,100	1,108

Total U.S. Treasury Obligations (Cost $503,705)			509,757

MORTGAGE-BACKED SECURITIES 9.3%
Adjustable Rate Mortgage Trust
2.802% due 11/25/2035		5,113	5,177
Arran Residential Mortgages Funding PLC
1.478% due 05/16/2047	EUR	2,397	2,922
Banc of America Commercial Mortgage Trust
5.612% due 04/10/2049		$230	246
Banc of America Mortgage Trust
2.644% due 09/25/2034		2,944	2,898
BCAP LLC Trust
5.041% due 03/26/2037		488	482
BCRR Trust
5.858% due 07/17/2040		1,450	1,573
Bear Stearns Commercial Mortgage Securities Trust
5.331% due 02/11/2044		868	928
5.405% due 12/11/2040		114	117
Bear Stearns Structured Products, Inc.
2.337% due 12/26/2046		1,156	906
2.591% due 01/26/2036		4,008	3,186
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		191	201
Countrywide Alternative Loan Trust
0.340% due 05/25/2047		1,458	1,228
0.350% due 05/25/2047		1,595	1,332
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		2,399	2,549
GMAC Mortgage Corp. Loan Trust
4.750% due 01/25/2019		749	749
Granite Master Issuer PLC
0.345% due 12/20/2054		7,981	7,922
0.365% due 12/20/2054		370	367
Greenpoint Mortgage Pass-Through Certificates
2.786% due 10/25/2033		732	718
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		3,000	3,203
GS Mortgage Securities Trust
5.553% due 04/10/2038		140	144
GSR Mortgage Loan Trust
4.979% due 11/25/2035		825	807
HarborView Mortgage Loan Trust
2.602% due 07/19/2035		1,305	1,189
2.955% due 07/19/2035		1,090	1,078
HSI Asset Loan Obligation Trust
2.541% due 09/25/2037 ^		6,120	4,898
Indus Eclipse PLC
0.727% due 01/25/2020	GBP	1,957	3,005
IndyMac Adjustable Rate Mortgage Trust
1.707% due 01/25/2032		$9	9
IndyMac Mortgage Loan Trust
0.310% due 04/25/2037		10,536	9,784
2.352% due 01/25/2036		1,971	1,614
2.935% due 01/25/2037		6,723	6,457

JPMorgan Chase Commercial Mortgage Securities Trust
5.336% due 05/15/2047		3,541	3,764
5.420% due 01/15/2049		113	121
5.440% due 06/12/2047		2,143	2,281
JPMorgan Commercial Mortgage-Backed Securities Trust
5.637% due 03/18/2051		1,800	1,947
JPMorgan Mortgage Trust
6.500% due 07/25/2036		4,260	3,606
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		1,717	1,839
5.858% due 07/15/2040		84	89
Lehman Mortgage Trust
6.000% due 09/25/2037 ^		4,508	4,247
MASTR Alternative Loan Trust
5.000% due 11/25/2018		1,892	1,916
MASTR Asset Securitization Trust
4.500% due 11/25/2018		666	681
Merrill Lynch Mortgage Investors Trust
0.420% due 11/25/2035		172	164
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		574	610
5.485% due 03/12/2051		3,000	3,225
Morgan Stanley Re-REMIC Trust
5.796% due 08/12/2045		1,123	1,206
Residential Accredit Loans, Inc. Trust
0.355% due 08/25/2036		3,904	3,012
0.360% due 07/25/2036		3,560	2,811
3.561% due 12/25/2035		325	274
Silenus European Loan Conduit Ltd.
0.228% due 05/15/2019	EUR	92	110
Structured Adjustable Rate Mortgage Loan Trust
5.081% due 07/25/2035 ^		$275	239
Structured Asset Mortgage Investments Trust
0.300% due 03/25/2037		2,514	1,932
Structured Asset Securities Corp. Trust
2.619% due 10/28/2035		392	376
Thornburg Mortgage Securities Trust
4.895% due 10/25/2046		3,518	3,485
Wachovia Bank Commercial Mortgage Trust
5.308% due 11/15/2048		175	186
5.342% due 12/15/2043		4,000	4,274
5.509% due 04/15/2047		8,675	9,153
5.941% due 02/15/2051		115	123
WaMu Mortgage Pass-Through Certificates Trust
0.460% due 10/25/2045		409	378
1.313% due 11/25/2042		150	146
2.331% due 10/25/2035		5,159	5,029
2.353% due 03/25/2037		3,577	3,405
4.005% due 12/25/2036 ^		2,170	1,983
Wells Fargo Mortgage-Backed Securities Trust
2.609% due 07/25/2036 ^		3,751	3,665
2.621% due 06/25/2035		5,960	6,023
6.000% due 08/25/2037		562	556

Total Mortgage-Backed Securities (Cost $134,208)			138,545

ASSET-BACKED SECURITIES 3.9%
Bear Stearns Asset-Backed Securities Trust
0.330% due 08/25/2036		943	818
Carrington Mortgage Loan Trust
0.490% due 10/25/2035		68	68
Countrywide Asset-Backed Certificates
0.400% due 05/25/2037		2,300	1,364
0.650% due 12/25/2031		209	160
0.885% due 07/25/2035		7,100	5,998
Countrywide Asset-Backed Certificates Trust
0.415% due 05/25/2036		399	399
Duane Street CLO Ltd.
0.480% due 01/11/2021		1,389	1,380
First Franklin Mortgage Loan Trust
0.660% due 09/25/2035		1,000	958
GSAMP Trust
0.240% due 12/25/2036		425	220
HSI Asset Loan Obligation Trust
0.215% due 12/25/2036		319	146
JPMorgan Mortgage Acquisition Corp.
0.565% due 10/25/2035 ^		3,300	2,687
JPMorgan Mortgage Acquisition Trust
0.430% due 05/25/2037		5,074	3,962
Morgan Stanley ABS Capital, Inc. Trust
0.320% due 06/25/2036		7,903	7,239
Morgan Stanley Mortgage Loan Trust
0.530% due 04/25/2037		497	258
New Century Home Equity Loan Trust
3.170% due 01/25/2033		2,397	2,139

Option One Mortgage Loan Trust
0.390% due 02/25/2037		6,248	3,711
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.970% due 12/25/2034		6,490	5,348
2.045% due 12/25/2034		6,460	4,635
Penta CLO S.A.
0.398% due 06/04/2024	EUR	697	836
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		$6,796	4,245
Residential Asset Securities Corp. Trust
0.320% due 08/25/2036		3,253	3,124
SLM Private Education Loan Trust
2.811% due 12/16/2019		594	602
Wells Fargo Home Equity Asset-Backed Securities Trust
0.500% due 05/25/2036		5,300	4,242
0.760% due 11/25/2035		1,000	876
Wood Street CLO BV
0.431% due 11/22/2021	EUR	1,412	1,698

Total Asset-Backed Securities (Cost $55,923)			57,113

SOVEREIGN ISSUES 15.9%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		$1,100	1,106
4.125% due 09/15/2017	EUR	1,000	1,220
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2015	BRL	136,000	46,738
0.000% due 01/01/2016		65,500	21,817
0.000% due 01/01/2017		8,000	2,361
0.000% due 07/01/2018		11,500	2,848
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		2,300	826
10.000% due 01/01/2025		2,800	923
Export-Import Bank of Korea
4.000% due 01/29/2021		$9,500	10,193
5.875% due 01/14/2015		14,500	14,517
Italy Buoni Poliennali Del Tesoro
2.450% due 03/26/2016 (c)	EUR	6,493	8,041
3.750% due 09/01/2024		2,800	3,955
4.750% due 06/01/2017		16,200	21,538
Japan Government International Bond
1.700% due 09/20/2044	JPY	860,000	7,951
Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,000	1,028
Province of Ontario
1.100% due 10/25/2017		2,900	2,885
1.650% due 09/27/2019		7,800	7,719
3.000% due 07/16/2018		1,200	1,258
3.150% due 06/02/2022	CAD	8,400	7,648
4.000% due 10/07/2019		$4,400	4,817
4.000% due 06/02/2021	CAD	8,900	8,523
4.200% due 06/02/2020		7,100	6,828
Province of Quebec
3.500% due 07/29/2020		$1,000	1,071
3.500% due 12/01/2022	CAD	3,000	2,785
4.250% due 12/01/2021		6,000	5,837
4.500% due 12/01/2020		1,100	1,078
Republic of Greece Government Bond
5.250% due 02/01/2016	JPY	930,700	7,110
Spain Government Bond
4.700% due 07/30/2041	EUR	1,200	1,947
5.150% due 10/31/2044		400	693
Spain Government International Bond
2.750% due 10/31/2024		4,600	6,142
4.200% due 01/31/2037		1,000	1,520
4.250% due 10/31/2016		2,800	3,624
4.500% due 01/31/2018		5,000	6,765
5.400% due 01/31/2023		7,600	12,036
5.500% due 07/30/2017		600	819

Total Sovereign Issues (Cost $254,827)			236,167

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		260,000	0

Total Convertible Preferred Securities (Cost $0)			0

PREFERRED SECURITIES 1.1%
BANKING & FINANCE 1.1%
Ally Financial, Inc.
7.000% due 12/31/2049 (d)		800	804
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)		2,000	2,446
GMAC Capital Trust
8.125% due 02/15/2040		155,600	4,105
Sovereign Real Estate Investment Trust
12.000% due 05/16/2020 (d)		6,000	8,100

			15,455

INDUSTRIALS 0.0%
Centaur Funding Corp.
9.080% due 04/21/2020		125	157

Total Preferred Securities (Cost $15,112)			15,612

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.0%
COMMERCIAL PAPER 0.8%
Ford Motor Credit Co.
0.680% due 04/21/2015		$11,800	11,780

REPURCHASE AGREEMENTS (e) 0.1%			1,984

JAPAN TREASURY BILLS 2.3%
0.000% due 01/08/2015 (b)	JPY	4,110,000	34,313

MEXICO TREASURY BILLS 2.7%
3.021% due 04/16/2015 - 05/14/2015 (b)	MXN	604,000	40,555

U.S. TREASURY BILLS 0.1%
0.062% due 05/07/2015 - 05/28/2015 (b)(j)		$993	993

Total Short-Term Instruments (Cost $96,678)			89,625

Total Investments in Securities (Cost $1,918,161)			1,928,462

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III		508,883	5,044

Total Short-Term Instruments (Cost $5,045)			5,044

Total Investments in Affiliates (Cost $5,045)			5,044

Total Investments 130.1% (Cost $1,923,206)			$1,933,506
Financial Derivative Instruments (g)(i) 2.2% (Cost or Premiums, net $(7,713))			32,870
Other Assets and Liabilities, net (32.3%)			(479,905)

Net Assets 100.0%			$1,486,471

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$1,984	Fannie Mae 2.260% due 10/17/2022	$(2,026)	$1,984	$1,984

Total Repurchase Agreements						$(2,026)	$1,984	$1,984

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	0.100%	12/22/2014	01/07/2015	$(1,080)	$(1,080)
JPS	0.700%	12/30/2014	01/06/2015	(6,074)	(6,074)

Total Reverse Repurchase Agreements					$(7,154)

Sale-buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.100%	12/22/2014	01/05/2015	$(1,110)	$(1,110)
	0.200%	12/17/2014	01/15/2015	(32,044)	(32,082)
	0.300%	12/03/2014	01/05/2015	(14,742)	(14,751)
	0.301%	12/05/2014	01/16/2015	(7,098)	(7,068)
BPG	0.210%	01/05/2015	02/02/2015	(23,738)	(23,793)
	0.220%	01/02/2015	01/08/2015	(10,961)	(10,966)
GSC	0.290%	12/02/2014	01/05/2015	(6,088)	(6,092)
	0.350%	12/09/2014	01/09/2015	(12,429)	(12,424)
	0.350%	12/16/2014	01/16/2015	(12,135)	(12,152)
	0.370%	12/15/2014	01/09/2015	(8,018)	(8,025)
	0.370%	12/16/2014	01/09/2015	(12,417)	(12,427)
	0.390%	12/17/2014	01/16/2015	(7,977)	(7,988)
	0.400%	12/24/2014	01/07/2015	(45,189)	(45,216)
MSC	0.430%	12/31/2014	01/02/2015	(37,008)	(37,005)
TDM	0.210%	12/16/2014	01/16/2015	(1,740)	(1,742)
	0.290%	12/02/2014	01/05/2015	(11,307)	(11,313)

Total Sale-Buyback Transactions					$(244,154)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $49,904 at a weighted average interest rate of 0.125%.
(3)	Payable for sale-buyback transactions includes $128 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.500%	01/01/2045	$5,000	$(5,415)	$(5,415)

Total Short Sales				$(5,415)	$(5,415)

(f)	Securities with an aggregate market value of $252,024 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$100.000	02/20/2015	140	$1	$2
Put - CBOT U.S. Treasury 10-Year Note March Futures	101.000	02/20/2015	30	0	0
Put - CBOT U.S. Treasury 10-Year Note March Futures	103.000	02/20/2015	1,162	10	19

				$11	$21

Total Purchased Options				$11	$21

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	298	$21	$0	$(4)
90-Day Eurodollar June Futures	Short	06/2015	560	(6)	0	(7)
90-Day Eurodollar March Futures	Short	03/2016	124	7	0	(1)
90-Day Eurodollar September Futures	Short	09/2015	558	11	0	(7)
Canada Government 10-Year Bond March Futures	Short	03/2015	116	(262)	0	(61)
Euro-BTP Italy Government Bond March Futures	Long	03/2015	234	424	294	0
Euro-Bund 10-Year Bond March Futures	Short	03/2015	192	(616)	0	(12)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	1,218	413	290	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	1,752	5,257	493	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2015	87	(56)	0	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Short	03/2015	64	(24)	0	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2015	551	(502)	0	(21)

Total Futures Contracts				$4,667	$1,077	$(116)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-23 5-Year Index	1.000%	12/20/2019	$2,200	$36	$0	$0	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.089%	02/27/2015		$110,700	$(6)	$(6)	$2	$0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	10/15/2017		46,700	(313)	(258)	8	0
Receive	3-Month CAD-Bank Bill	2.700%	12/19/2024	CAD	10,500	(358)	(281)	0	(36)
Receive	3-Month USD-LIBOR	0.665%	04/17/2016		$376,400	(63)	(96)	0	(16)
Receive	3-Month USD-LIBOR	1.000%	04/17/2017		154,500	407	(136)	0	0
Receive	3-Month USD-LIBOR	1.800%	12/03/2019		64,900	(203)	(87)	0	(50)
Receive	3-Month USD-LIBOR	1.750%	03/19/2020		78,600	494	7	0	(63)
Pay	3-Month USD-LIBOR	4.000%	06/19/2024		7,200	368	249	4	0
Pay	3-Month USD-LIBOR	2.750%	06/17/2025		3,300	98	(18)	3	0
Receive	3-Month USD-LIBOR	3.000%	06/19/2043		10,000	(641)	(1,191)	0	(14)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		117,000	(1,405)	(9,329)	0	(155)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		11,800	(2,005)	(1,139)	0	(18)
Receive	3-Month USD-LIBOR	3.250%	12/18/2043		35,500	(4,159)	(4,380)	0	(52)
Receive	3-Month USD-LIBOR	2.800%	12/18/2043		11,900	(265)	(820)	0	(16)
Receive	6-Month EUR-EURIBOR	0.450%	12/09/2019	EUR	8,700	(52)	(43)	0	(1)
Receive	6-Month EUR-EURIBOR	2.307%	10/21/2044		10,200	(853)	(853)	0	(28)
Receive	6-Month GBP-LIBOR	1.500%	09/18/2016	GBP	67,000	(942)	(180)	0	(19)
Receive	6-Month GBP-LIBOR	1.590%	10/05/2016		46,100	(413)	(414)	0	(13)
Receive	6-Month GBP-LIBOR	1.880%	10/05/2017		19,300	(382)	(382)	0	(14)
Receive	6-Month JPY-LIBOR	0.500%	09/17/2021	JPY	3,130,000	(349)	(156)	0	(6)
Receive	28-Day MXN-TIIE	3.345%	03/13/2015	MXN	533,000	(2)	(2)	0	(1)
Receive	28-Day MXN-TIIE	3.420%	06/05/2015		268,000	(2)	(2)	0	(2)
Receive	28-Day MXN-TIIE	3.605%	12/18/2015		247,000	12	12	0	(3)
Receive	28-Day MXN-TIIE	3.740%	02/12/2016		108,000	2	2	0	(2)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016		335,300	623	(145)	9	0
Pay	28-Day MXN-TIIE	5.000%	09/13/2017		15,200	13	(5)	1	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		260,500	461	(155)	20	0
Pay	28-Day MXN-TIIE	5.700%	01/18/2019		75,000	120	(39)	10	0
Pay	28-Day MXN-TIIE	6.350%	06/02/2021		11,300	29	3	3	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		84,500	(23)	123	22	0
Pay	28-Day MXN-TIIE	5.840%	09/14/2021		530,500	250	746	142	0
Pay	28-Day MXN-TIIE	5.500%	09/02/2022		25,000	(39)	30	8	0
Pay	28-Day MXN-TIIE	6.915%	09/10/2029		120,900	312	148	61	0
Pay	28-Day MXN-TIIE	6.710%	11/30/2029		39,700	39	39	20	0
Pay	28-Day MXN-TIIE	7.020%	06/08/2034		10,000	14	(1)	6	0
Pay	28-Day MXN-TIIE	6.810%	06/19/2034		139,700	(73)	14	80	0
Pay	28-Day MXN-TIIE	7.160%	11/21/2034		22,500	55	55	13	0

						$(9,251)	$(18,690)	$412	$(509)

Total Swap Agreements						$(9,215)	$(18,690)	$412	$(509)

(h)	Securities with an aggregate market value of $25,989 and cash of $5,596 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	EUR	8,639		$10,685	$231	$0
	01/2015	ILS	14,627		3,880	130	0
	01/2015		$9,151	EUR	7,377	0	(224)
	01/2015		2,328	ILS	8,811	0	(69)
	01/2015		49,350	JPY	5,911,703	33	(28)
	02/2015	EUR	1,568		$1,907	9	0
	02/2015	GBP	8,771		13,716	49	0
	02/2015	JPY	3,219,703		26,853	0	(33)
	03/2015	ILS	10,925		2,814	21	(8)
	05/2015	CAD	29,498		26,874	1,554	0
	06/2015	EUR	13,349		18,150	1,971	0
	06/2015		$376	EUR	288	0	(27)
	08/2015	EUR	9,700		$12,972	1,208	0
	08/2015	JPY	304,444		3,000	452	0
	06/2016	EUR	37,800		51,753	5,473	0
	06/2016		$2,209	EUR	1,636	0	(207)
BPS	01/2015	BRL	18,772		$7,225	163	0
	01/2015	EUR	7,814		9,661	206	0
	01/2015	ILS	6,442		1,662	10	0
	01/2015	MXN	439,280		33,148	3,405	0
	01/2015		$3,594	AUD	4,300	0	(83)
	01/2015		7,067	BRL	18,772	0	(5)
	01/2015		1,864	EUR	1,494	0	(56)
	02/2015	MXN	176,344		$13,315	1,392	0
	02/2015		$9,989	MXN	135,746	0	(805)
	03/2015	ILS	1,161		$297	0	(1)
	04/2015	BRL	42		17	2	0
	06/2015	EUR	6,019		8,163	868	0
	06/2015		$24,601	EUR	18,343	0	(2,370)
	10/2015	BRL	43,000		$15,786	794	0
	01/2016		29,000		11,264	1,402	0
BRC	01/2015		$32,523	MXN	441,512	0	(2,628)
	02/2015		1,891		25,730	0	(150)
	06/2015	EUR	7,615		$10,346	1,117	0
	06/2015		$8,090	EUR	6,040	0	(770)
	06/2016	EUR	7,100		$9,763	1,066	0
CBK	01/2015	AUD	16,891		14,447	657	0
	01/2015	EUR	10,709		13,239	281	0
	01/2015		$141,386	EUR	114,557	0	(2,766)
	01/2015		17,065	JPY	2,021,197	0	(191)
	02/2015	AUD	1,551		$1,264	0	0
	02/2015	EUR	36,944		45,291	573	0
	02/2015		$1,472	CHF	1,429	0	(34)
	02/2015		238	MXN	3,264	0	(17)
	03/2015	CAD	12,303		$10,733	159	(1)
	06/2015	EUR	6,603		9,026	1,024	0
	06/2015		$3,998	EUR	3,022	0	(336)
DUB	01/2015	BRL	18,772		$7,067	5	0
	01/2015		$1,980	AUD	2,316	0	(89)
	01/2015		7,296	BRL	18,772	0	(234)
	01/2015		5,962	EUR	4,859	0	(83)
	02/2015	MXN	10,762		$731	3	0
	06/2015		$1,761	EUR	1,354	0	(120)
	07/2015	BRL	18,772		$6,919	204	0
	08/2015	EUR	500		669	63	0
	10/2015	BRL	26,000		9,962	897	0
	01/2016		2,594		900	18	0
	02/2016	EUR	1,800		2,422	230	0
	06/2016		3,913		5,358	567	0
	06/2016		$4,602	EUR	3,405	0	(433)
FBF	01/2015	AUD	2,267		$1,855	4	0
	01/2015	JPY	4,101,535		37,692	3,449	0
	02/2015		$1,183	MXN	17,410	0	(5)
	04/2015	BRL	1,977		$802	77	0
	04/2015	MXN	398,947		29,138	2,267	0
	05/2015		74,841		5,463	431	0
	06/2015	EUR	10,983		14,907	1,596	0
	06/2015		$24,871	EUR	18,559	0	(2,379)
	07/2015	BRL	479		$197	25	0
	10/2015		67,000		25,080	1,720	0
GLM	01/2015	AUD	4,841		3,957	4	0
	01/2015	EUR	27,478		33,795	545	0
	01/2015	ILS	33,120		8,872	381	0
	01/2015	INR	151,360		2,378	0	(11)
	01/2015	JPY	2,936,100		24,916	403	0
	01/2015		$2,769	AUD	3,285	0	(87)
	01/2015		28,139	EUR	22,916	0	(410)
	01/2015		16,410	JPY	1,945,800	0	(166)
	02/2015	AUD	3,578		$2,896	0	(19)
	02/2015	CHF	4,556		4,730	145	0
	02/2015	EUR	14,161		17,259	118	0
	02/2015	INR	120,984		1,914	18	0
	02/2015		$2,396	CHF	2,322	0	(59)
	02/2015		19,486	EUR	16,001	0	(118)
	02/2015		1,681	JPY	202,300	9	0
	03/2015		2,845	CAD	3,267	0	(37)
	06/2015		3,440	EUR	2,587	0	(305)
	07/2015	BRL	27,527		$11,298	1,450	0
HUS	01/2015	ILS	42,582		11,299	382	0
	01/2015	INR	29,273		468	5	0
	01/2015		$7,750	JPY	917,100	0	(94)
	02/2015	AUD	2,640		$2,150	1	(2)
	04/2015	BRL	1,982		805	77	0
	08/2015	JPY	875,400		8,585	1,258	0
JPM	01/2015	AUD	1,602		1,312	4	0
	01/2015	BRL	56,569		21,297	16	0
	01/2015	EUR	36,424		45,060	985	0
	01/2015	INR	294,384		4,620	0	(25)
	01/2015	JPY	1,384,700		11,739	179	0
	01/2015		$21,321	BRL	56,569	0	(41)
	01/2015		702	INR	43,910	0	(7)
	01/2015		31,554	JPY	3,774,100	68	(113)
	02/2015	EUR	4,056		$4,961	52	0
	02/2015	GBP	15,497		24,199	51	0
	02/2015	JPY	1,267,400		10,528	0	(56)
	02/2015	MXN	16,455		1,142	29	0
	02/2015		$1,765	MXN	25,413	0	(45)
	03/2015	ILS	6,470		$1,653	0	(7)
	04/2015	BRL	7,499		2,865	112	0
	06/2015		$16,387	EUR	12,256	0	(1,534)
	07/2015	BRL	28,000		$11,522	1,505	0
	01/2016		5,500		1,902	32	0
MSB	01/2015		56,569		21,320	38	0
	01/2015	EUR	60,139		74,737	1,966	0
	01/2015	ILS	4,434		1,166	29	0
	01/2015		$21,297	BRL	56,569	0	(16)
	02/2015	MXN	29,362		$1,999	12	0
	02/2015		$19,666	BRL	52,700	5	0
	04/2015		1,495		4,000	0	(26)
	06/2015	EUR	9,346		$12,812	1,485	0
	06/2016		9,970		13,712	1,506	0
NAB	06/2015		15,139		20,554	2,206	0
	06/2016		21,691		29,783	3,221	0
	07/2016		15,585		21,143	2,028	0
NGF	02/2015	MXN	92,617		6,334	68	0
RBC	02/2015		192,708		13,626	588	0
	02/2015		$13,664	MXN	183,653	0	(1,246)
SOG	01/2015		3,371	ILS	12,720	0	(110)
UAG	01/2015	INR	35,983		$564	0	(4)
	01/2015	JPY	10,249,100		86,680	1,114	0
	01/2015		$9,689	AUD	11,831	0	(30)
	02/2015	AUD	9,531		$7,778	13	0
	02/2015	INR	31,946		503	2	0
	02/2015	JPY	323,572		2,687	0	(15)
	02/2015		$172	MXN	2,527	0	(1)
	05/2015	MXN	122,303		$8,934	711	0
	06/2015		$1,049	EUR	796	0	(84)
	01/2016	BRL	31,000		$11,967	1,424	0

Total Forward Foreign Currency Contracts						$60,051	$(18,820)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205%	01/16/2020	$9,500	$141	$115

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae 4.500% due 03/01/2045	$ 88.031	03/05/2015	$10,000	$0	$0
JPM	Put - OTC Fannie Mae 4.500% due 06/01/2045	84.000	06/04/2015	20,000	1	0
					$1	$0

Total Purchased Options					$142	$115

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	3,000	$(6)	$(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		3,000	(5)	(1)
CBK	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		5,900	(10)	(7)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		3,700	(7)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		2,200	(5)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		2,400	(2)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		2,400	(5)	(2)
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		2,900	(4)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		2,900	(8)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.100%	01/21/2015		1,600	(4)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.200%	01/21/2015		3,600	(9)	0
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		2,900	(4)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		2,900	(8)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		1,300	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		1,300	(3)	(1)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		1,500	(3)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		1,500	(2)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		3,000	(4)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		3,000	(5)	(3)

							$(95)	$(34)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus USD		$0.839	01/14/2015	AUD	2,400	$(14)	$(58)
	Call - OTC AUD versus USD		0.897	01/14/2015		2,400	(16)	0
	Put - OTC USD versus JPY	JPY	112.000	02/09/2015		$1,800	(18)	(1)
	Put - OTC USD versus JPY		113.000	05/22/2015		8,800	(127)	(73)
	Put - OTC USD versus JPY		80.000	02/18/2019		1,600	(89)	(23)
	Call - OTC USD versus MXN	MXN	13.900	01/05/2015		2,800	(17)	(163)
	Put - OTC USD versus MXN		13.450	01/28/2015		1,900	(10)	0
	Call - OTC USD versus MXN		14.000	01/28/2015		1,900	(9)	(101)
BPS	Put - OTC USD versus JPY	JPY	110.500	01/05/2015		2,400	(21)	0
	Put - OTC USD versus JPY		115.000	01/12/2015		4,100	(22)	(2)
	Put - OTC USD versus JPY		111.500	02/09/2015		1,900	(15)	(1)
	Put - OTC USD versus JPY		111.750	02/09/2015		4,000	(36)	(3)
BRC	Call - OTC EUR versus USD		$1.260	01/20/2015	EUR	3,300	(34)	(1)
	Call - OTC EUR versus USD		1.268	01/20/2015		1,700	(13)	0
	Put - OTC USD versus INR	INR	60.900	01/16/2015		$2,400	(13)	0
	Call - OTC USD versus INR		63.900	01/16/2015		2,400	(13)	(7)
	Call - OTC USD versus INR		63.270	01/27/2015		4,400	(31)	(42)
	Call - OTC USD versus INR		63.850	02/05/2015		2,600	(14)	(19)
	Call - OTC USD versus INR		64.250	02/25/2015		2,300	(19)	(21)
	Put - OTC USD versus JPY	JPY	112.000	03/12/2015		5,200	(62)	(13)
CBK	Call - OTC EUR versus USD		$1.265	02/13/2015	EUR	3,800	(42)	(5)
	Put - OTC USD versus JPY	JPY	111.900	01/23/2015		$4,800	(40)	(1)
	Put - OTC USD versus JPY		112.880	03/13/2015		3,000	(36)	(10)
	Put - OTC USD versus JPY		112.000	05/15/2015		1,600	(27)	(10)
	Put - OTC USD versus JPY		99.000	09/30/2015		12,800	(125)	(29)
DUB	Call - OTC AUD versus USD		$0.875	01/08/2015	AUD	2,300	(13)	0
	Put - OTC AUD versus USD		0.855	01/16/2015		3,300	(35)	(131)
	Call - OTC EUR versus USD		1.268	01/27/2015	EUR	3,300	(28)	(1)
	Call - OTC EUR versus USD		1.260	02/10/2015		8,000	(93)	(12)
	Call - OTC EUR versus USD		1.270	02/18/2015		3,200	(37)	(4)
	Put - OTC USD versus JPY	JPY	112.850	03/25/2015		$2,900	(38)	(12)
	Put - OTC USD versus JPY		112.500	05/22/2015		4,100	(47)	(31)
FBF	Call - OTC AUD versus USD		$0.890	01/22/2015	AUD	3,300	(15)	0
	Call - OTC USD versus INR	INR	64.000	02/05/2015		$1,500	(8)	(10)
	Put - OTC USD versus JPY	JPY	112.000	01/20/2015		2,100	(15)	0
	Put - OTC USD versus JPY		111.400	05/14/2015		2,500	(34)	(14)
	Call - OTC USD versus MXN	MXN	14.500	02/02/2015		2,300	(16)	(53)
GLM	Put - OTC EUR versus USD		$1.230	01/16/2015	EUR	3,500	(39)	(77)
	Put - OTC EUR versus USD		1.225	01/23/2015		3,500	(35)	(70)
	Put - OTC USD versus BRL	BRL	2.300	01/20/2015		$2,200	(9)	0
	Call - OTC USD versus BRL		2.800	01/20/2015		2,200	(17)	(5)
	Call - OTC USD versus INR	INR	63.500	01/12/2015		2,800	(20)	(9)
	Put - OTC USD versus INR		61.000	02/18/2015		2,600	(14)	(1)
	Call - OTC USD versus INR		63.500	02/18/2015		2,600	(18)	(32)
	Call - OTC USD versus INR		63.850	02/25/2015		800	(7)	(9)
	Call - OTC USD versus JPY	JPY	119.000	01/16/2015		5,200	(54)	(70)
	Call - OTC USD versus JPY		119.000	01/30/2015		5,200	(60)	(85)
	Put - OTC USD versus JPY		113.500	05/27/2015		4,100	(59)	(39)
	Put - OTC USD versus MXN	MXN	13.250	01/28/2015		1,900	(11)	0
	Call - OTC USD versus MXN		13.850	01/28/2015		1,900	(12)	(120)
	Call - OTC USD versus MXN		14.250	02/18/2015		2,500	(19)	(98)
	Call - OTC USD versus MXN		14.480	02/20/2015		2,500	(23)	(68)
HUS	Put - OTC USD versus INR	INR	60.000	01/06/2015		3,300	(7)	0
	Call - OTC USD versus INR		63.000	01/06/2015		3,300	(37)	(14)
	Call - OTC USD versus INR		63.850	02/25/2015		1,400	(12)	(16)
	Call - OTC USD versus INR		64.250	02/26/2015		2,000	(12)	(19)
	Put - OTC USD versus MXN	MXN	13.350	02/25/2015		1,700	(9)	0
	Call - OTC USD versus MXN		14.050	02/25/2015		1,700	(9)	(89)
JPM	Put - OTC USD versus BRL	BRL	2.300	01/21/2015		2,100	(16)	0
	Call - OTC USD versus BRL		2.800	01/21/2015		2,100	(20)	(5)
	Put - OTC USD versus BRL		2.300	01/23/2015		2,100	(16)	0
	Call - OTC USD versus BRL		2.800	01/23/2015		2,100	(16)	(6)
	Put - OTC USD versus BRL		2.400	02/12/2015		2,600	(8)	0
	Call - OTC USD versus BRL		2.900	02/12/2015		2,600	(21)	(8)
	Call - OTC USD versus INR	INR	63.400	01/22/2015		1,600	(10)	(12)
	Call - OTC USD versus INR		65.900	05/12/2015		4,000	(33)	(53)
	Put - OTC USD versus JPY	JPY	112.600	02/13/2015		5,800	(57)	(7)
	Put - OTC USD versus JPY		112.000	05/15/2015		900	(15)	(6)
	Put - OTC USD versus JPY		109.000	11/10/2015		4,200	(80)	(49)
	Call - OTC USD versus MXN	MXN	14.350	02/26/2015		7,100	(60)	(247)
MSB	Put - OTC USD versus BRL	BRL	2.300	01/28/2015		2,300	(12)	0
	Call - OTC USD versus BRL		2.800	01/28/2015		2,300	(32)	(9)
	Put - OTC USD versus JPY	JPY	112.000	01/20/2015		4,800	(37)	(1)
SCX	Call - OTC USD versus INR	INR	64.240	02/16/2015		1,700	(9)	(13)
SOG	Put - OTC USD versus JPY	JPY	109.000	11/19/2015		4,400	(75)	(53)
UAG	Call - OTC USD versus INR	INR	64.250	02/25/2015		4,600	(39)	(42)
	Put - OTC USD versus JPY	JPY	110.500	01/07/2015		3,000	(29)	0
	Put - OTC USD versus JPY		112.500	01/12/2015		5,900	(46)	(1)
	Put - OTC USD versus JPY		111.500	02/09/2015		1,900	(15)	(1)
	Put - OTC USD versus JPY		112.500	02/11/2015		2,900	(27)	(3)
	Put - OTC USD versus JPY		110.000	05/12/2015		5,600	(65)	(22)
	Put - OTC USD versus JPY		100.000	07/03/2015		5,800	(37)	(6)
UBS	Put - OTC USD versus JPY		112.000	02/09/2015		1,500	(15)	(1)

							$(2,515)	$(2,217)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor -OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	03/12/2020	6,500	(55)	(1)
	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	15,700	(140)	(4)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	$6,400	$(83)	$(2)
DUB	Floor - OTC CPURNSA Index	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	2,300	(17)	0

						$(295)	$(7)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
DUB	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.950%	03/23/2015	EUR	6,400	$(17)	$(125)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.550%	03/23/2015		6,400	(53)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.270%	03/27/2015		$8,100	(98)	(15)
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	01/16/2018		9,500	(119)	(99)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	1.200%	01/20/2015	EUR	29,100	(157)	(1,313)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.600%	01/20/2015		29,100	(307)	0
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.770%	01/23/2015		$25,200	(4)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/14/2015		29,100	(382)	(153)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.520%	09/18/2015		64,400	(563)	(413)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	02/02/2015		15,600	(249)	(2)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.320%	01/16/2015		8,300	(85)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.300%	01/30/2015		4,200	(48)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.250%	03/02/2015		4,100	(38)	(3)
								$(2,120)	$(2,124)

Total Written Options								$(5,025)	$(4,382)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.083%	$2,500	$(44)	$50	$6	$0
	General Electric Capital Corp.	1.000%	12/20/2015	0.292%	1,500	(29)	40	11	0
	Italy Government International Bond	1.000%	12/20/2019	1.191%	17,000	42	(189)	0	(147)
	Japan Government International Bond	1.000%	12/20/2015	0.162%	200	3	(1)	2	0
	Mexico Government International Bond	1.000%	09/20/2015	0.370%	600	(2)	5	3	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%	23,800	127	26	153	0
	Russia Government International Bond	1.000%	12/20/2019	4.779%	700	(63)	(47)	0	(110)
BPS	Mexico Government International Bond	1.000%	03/20/2019	0.850%	600	3	1	4	0
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%	1,400	(140)	(60)	0	(200)
BRC	General Electric Capital Corp.	1.000%	06/20/2016	0.339%	10,200	152	(49)	103	0
	Indonesia Government International Bond	1.000%	09/20/2017	0.799%	4,500	(164)	190	26	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%	2,000	(13)	4	0	(9)
	Italy Government International Bond	1.000%	09/20/2019	1.155%	300	0	(2)	0	(2)
	Italy Government International Bond	1.000%	12/20/2019	1.191%	16,300	25	(166)	0	(141)
	Mexico Government International Bond	1.000%	03/20/2018	0.703%	9,300	23	68	91	0
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%	200	(35)	7	0	(28)
	Russia Government International Bond	1.000%	09/20/2015	5.125%	1,400	(18)	(23)	0	(41)
	Russia Government International Bond	1.000%	09/20/2019	4.793%	20,500	(1,205)	(1,891)	0	(3,096)
CBK	Brazil Government International Bond	1.000%	09/20/2015	0.789%	1,000	(16)	18	2	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%	14,800	(29)	14	0	(15)
	Indonesia Government International Bond	1.000%	09/20/2015	0.295%	500	(11)	14	3	0
	Indonesia Government International Bond	1.000%	09/20/2017	0.799%	3,100	(106)	123	17	0
	Italy Government International Bond	1.000%	12/20/2019	1.191%	1,600	3	(17)	0	(14)
	Mexico Government International Bond	1.000%	03/20/2015	0.370%	1,200	(28)	30	2	0
	Mexico Government International Bond	1.000%	09/20/2015	0.370%	700	(11)	14	3	0
	Rosneft Oil Co. Via Rosneft International Finance Ltd.	1.000%	03/20/2015	7.959%	4,600	(35)	(33)	0	(68)
	Russia Government International Bond	1.000%	09/20/2015	5.125%	6,200	(72)	(108)	0	(180)
DUB	Berkshire Hathaway, Inc.	1.000%	06/20/2017	0.254%	7,100	162	(29)	133	0
	Brazil Government International Bond	1.000%	06/20/2016	1.089%	10,300	(20)	10	0	(10)
	Brazil Government International Bond	1.000%	03/20/2019	1.681%	400	(17)	6	0	(11)
	Export-Import Bank of China	1.000%	06/20/2017	0.578%	400	(17)	21	4	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.261%	1,500	19	(10)	9	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%	900	(7)	2	0	(5)
	Italy Government International Bond	1.000%	09/20/2019	1.155%	1,600	(1)	(10)	0	(11)
	MetLife, Inc.	1.000%	03/20/2015	0.084%	11,500	(694)	721	27	0
	MetLife, Inc.	1.000%	06/20/2017	0.309%	12,300	264	(51)	213	0
	Mexico Government International Bond	1.000%	09/20/2017	0.649%	2,600	(37)	62	25	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%	500	(6)	(8)	0	(14)
FBF	Canadian Natural Resources Ltd.	1.000%	06/20/2017	0.837%	535	(21)	23	2	0
	Indonesia Government International Bond	1.000%	09/20/2017	0.799%	2,600	(93)	108	15	0
GST	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.083%	1,200	(21)	24	3	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%	900	(4)	0	0	(4)
	Japan Government International Bond	1.000%	12/20/2015	0.162%	400	6	(3)	3	0
	Mexico Government International Bond	1.000%	09/20/2016	0.523%	2,700	(13)	36	23	0
HUS	Brazil Government International Bond	1.000%	09/20/2015	0.789%	1,600	(16)	19	3	0
	China Government International Bond	1.000%	12/20/2019	0.821%	2,800	19	6	25	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%	3,000	(16)	3	0	(13)
	Mexico Government International Bond	1.000%	09/20/2016	0.523%	400	2	1	3	0
	Mexico Government International Bond	1.000%	12/20/2016	0.549%	200	2	0	2	0
	Mexico Government International Bond	1.000%	09/20/2017	0.649%	1,000	(22)	32	10	0
	Mexico Government International Bond	1.000%	09/20/2019	0.953%	9,200	67	(45)	22	0
	Russia Government International Bond	1.000%	06/20/2017	4.955%	300	(6)	(20)	0	(26)
	Russia Government International Bond	1.000%	12/20/2019	4.779%	600	(55)	(39)	0	(94)

JPM	Brazil Government International Bond	1.000%	09/20/2015	0.789%		2,000	(21)	25	4	0
	Indonesia Government International Bond	1.000%	12/20/2015	0.318%		1,300	(21)	30	9	0
	Italy Government International Bond	1.000%	12/20/2019	1.191%		6,400	3	(59)	0	(56)
	Mexico Government International Bond	0.920%	03/20/2016	0.437%		100	0	1	1	0
	Mexico Government International Bond	1.000%	09/20/2016	0.523%		200	1	1	2	0
	Mexico Government International Bond	1.000%	12/20/2016	0.549%		2,900	39	(12)	27	0
	Petrobras International Finance Co.	5.000%	12/20/2019	4.408%		200	(5)	10	5	0
	Russia Government International Bond	1.000%	06/20/2019	4.809%		200	(12)	(17)	0	(29)
MYC	China Government International Bond	1.000%	12/20/2019	0.821%		500	3	1	4	0
	Greece Government International Bond	1.000%	06/20/2015	13.929%	EUR	10,100	(469)	(238)	0	(707)
	Italy Government International Bond	1.000%	12/20/2019	1.191%		$16,500	48	(191)	0	(143)
	Mexico Government International Bond	1.000%	09/20/2016	0.523%		5,400	(22)	69	47	0
	Mexico Government International Bond	1.000%	09/20/2017	0.649%		2,100	(30)	51	21	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		15,000	80	17	97	0
	Mexico Government International Bond	1.000%	09/20/2019	0.953%		5,000	34	(22)	12	0
	Spain Government International Bond	1.000%	09/20/2019	0.782%		1,500	25	(10)	15	0
RYL	China Government International Bond	1.000%	09/20/2016	0.283%		200	1	1	2	0
UAG	Berkshire Hathaway Finance Corp.	1.000%	03/20/2015	0.083%		1,200	(22)	25	3	0
	Brazil Government International Bond	1.000%	09/20/2015	0.789%		500	(5)	6	1	0
	Mexico Government International Bond	1.000%	09/20/2016	0.523%		3,500	(15)	45	30	0
	U.S. Treasury Notes	0.250%	09/20/2015	0.097%	EUR	11,800	(177)	194	17	0

							$(2,733)	$(1,196)	$1,245	$(5,174)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
CBK	iTraxx Europe Subordinated 22 5-Year Index	1.000%	12/20/2019	EUR	2,700	$(89)	$13	$0	$(76)
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	12/20/2017		$1,061	0	14	14	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553%	12/20/2017		2,218	0	30	30	0
MYC	iTraxx Europe Subordinated 22 5-Year Index	1.000%	12/20/2019	EUR	5,600	(182)	26	0	(156)

						$(271)	$83	$44	$(232)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	10.770%	01/02/2017	BRL	300	$(1)	$(1)	$0	$(2)
	Pay	1-Year BRL-CDI	13.060%	01/02/2018		5,100	9	8	17	0
BPS	Pay	1-Year BRL-CDI	10.910%	01/02/2017		1,600	(7)	(4)	0	(11)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		61,700	33	(214)	0	(181)
	Receive	1-Year BRL-CDI	11.000%	01/04/2021		9,000	5	103	108	0
CBK	Pay	1-Year BRL-CDI	11.250%	01/04/2021		3,700	(38)	4	0	(34)
DUB	Pay	1-Year BRL-CDI	11.470%	01/02/2017		67,800	57	(255)	0	(198)
	Pay	1-Year BRL-CDI	11.250%	01/04/2021		3,700	(40)	7	0	(33)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		15,100	10	(58)	0	(48)
	Pay	1-Year BRL-CDI	12.000%	01/04/2021		1,700	1	(1)	0	0
	Pay	28-Day MXN-TIIE	6.810%	06/19/2034	MXN	13,000	(12)	5	0	(7)
FBF	Pay	1-Year BRL-CDI	13.060%	01/02/2018	BRL	900	2	1	3	0
GLM	Pay	1-Year BRL-CDI	10.910%	01/02/2017		600	(2)	(2)	0	(4)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		20,600	8	(69)	0	(61)
HUS	Pay	28-Day MXN-TIIE	5.000%	09/13/2017	MXN	3,500	(3)	6	3	0
	Pay	28-Day MXN-TIIE	5.500%	09/13/2017		21,500	(5)	43	38	0
JPM	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	31,700	34	(127)	0	(93)
MYC	Pay	1-Year BRL-CDI	12.055%	01/04/2021		22,400	39	(4)	35	0
	Pay	1-Year BRL-CDI	12.560%	01/04/2021		1,700	14	0	14	0
	Receive	28-Day MXN-TIIE	3.370%	03/17/2015	MXN	1,086,000	0	(8)	0	(8)
UAG	Pay	1-Year BRL-CDI	11.250%	01/04/2021	BRL	7,400	(77)	10	0	(67)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021		66,900	129	(511)	0	(382)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		600	(2)	1	0	(1)
	Pay	1-Year BRL-CDI	12.535%	01/04/2021		5,800	0	33	33	0
	Receive	28-Day MXN-TIIE	3.540%	08/31/2015	MXN	196,000	0	(1)	0	(1)
	Pay	28-Day MXN-TIIE	5.840%	09/14/2021		40,700	9	8	17	0
	Pay	28-Day MXN-TIIE	5.795%	12/10/2021		8,700	0	1	1	0
							$163	$(1,025)	$269	$(1,131)

Total Swap Agreements							$(2,841)	$(2,138)	$1,558	$(6,537)

(j)	Securities with an aggregate market value of $7,528 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$ 0	$15,046	$0	$15,046
Corporate Bonds & Notes
Banking & Finance	0	282,241	0	282,241
Industrials	0	60,373	357	60,730
Utilities	0	42,581	0	42,581
Municipal Bonds & Notes
California	0	49,808	0	49,808
Georgia	0	6,068	0	6,068
Illinois	0	2,570	0	2,570
Massachusetts	0	1,880	0	1,880
Nebraska	0	2,466	0	2,466
Nevada	0	3,816	0	3,816
New York	0	5,336	0	5,336
Texas	0	4,430	0	4,430
U.S. Government Agencies	0	404,671	0	404,671
U.S. Treasury Obligations	0	509,757	0	509,757
Mortgage-Backed Securities	0	134,453	4,092	138,545
Asset-Backed Securities	0	57,113	0	57,113
Sovereign Issues	0	236,167	0	236,167
Preferred Securities
Banking & Finance	4,105	11,350	0	15,455
Industrials	0	157	0	157
Short-Term Instruments
Commercial Paper	0	11,780	0	11,780
Repurchase Agreements	0	1,984	0	1,984
Japan Treasury Bills	0	34,313	0	34,313
Mexico Treasury Bills	0	40,555	0	40,555
U.S. Treasury Bills	0	993	0	993
	$ 4,105	$1,919,908	$4,449	$1,928,462

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$ 5,044	$0	$0	$5,044

Total Investments	$ 9,149	$1,919,908	$4,449	$1,933,506

Short Sales, at Value - Liabilities
Mortgage-Backed Securities	0	0	0	0
U.S. Government Agencies	0	(5,415)	0	(5,415)
	$ 0	$(5,415)	$0	$(5,415)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,077	433	0	1,510
Over the counter	0	61,724	0	61,724
	$ 1,077	$62,157	$0	$63,234

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(116)	(509)	0	(625)
Over the counter	0	(29,739)	0	(29,739)

	$ (116)	$(30,248)	$0	$(30,364)

Totals	$ 10,110	$1,946,402	$4,449	$1,960,961

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund IV

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.0%
CORPORATE BONDS & NOTES 27.9%
BANKING & FINANCE 18.9%
Banco de Credito e Inversiones
3.000% due 09/13/2017		$500	$511
Banco Santander Brasil S.A.
4.250% due 01/14/2016		2,900	2,955
Banco Santander Chile
1.130% due 04/11/2017		2,200	2,191
3.875% due 09/20/2022		1,700	1,688
Bank of America Corp.
0.796% due 05/23/2017	EUR	2,600	3,127
0.843% due 08/25/2017		$300	300
1.001% due 09/15/2026		400	367
2.600% due 01/15/2019		3,000	3,025
3.700% due 09/01/2015		6,700	6,819
4.500% due 04/01/2015		300	303
5.750% due 12/01/2017		1,300	1,437
6.400% due 08/28/2017		8,800	9,811
6.500% due 08/01/2016		2,300	2,479
6.875% due 04/25/2018		3,400	3,908
Bank of America N.A.
0.521% due 06/15/2016		6,300	6,260
6.000% due 10/15/2036		600	754
Barclays Bank PLC
10.179% due 06/12/2021		7,900	10,633
14.000% due 06/15/2019 (d)	GBP	2,500	5,134
BBVA Bancomer S.A.
7.250% due 04/22/2020		$1,000	1,105
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		100	101
BNP Paribas S.A.
0.542% due 11/07/2015		6,200	6,192
BPCE S.A.
0.802% due 11/18/2016		8,500	8,510
Caixa Economica Federal
2.375% due 11/06/2017		500	473
4.250% due 05/13/2019		200	196
Citigroup, Inc.
0.752% due 05/01/2017		12,700	12,675
1.300% due 04/01/2016		3,600	3,607
3.953% due 06/15/2016		400	415
4.450% due 01/10/2017		300	317
4.750% due 05/19/2015		6	6
6.010% due 01/15/2015		3,400	3,405
Citizens Bank N.A.
1.600% due 12/04/2017		4,000	3,985
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.000% due 06/30/2019 (d)		7,900	10,187
Credit Agricole S.A.
0.785% due 06/12/2017		800	801
Fidelity National Financial, Inc.
5.500% due 09/01/2022		1,000	1,091
Ford Motor Credit Co. LLC
0.682% due 11/08/2016		1,300	1,295
1.008% due 01/17/2017		5,900	5,902
2.750% due 05/15/2015		6,600	6,645
7.000% due 04/15/2015		8,600	8,749
General Electric Capital Corp.
3.800% due 06/18/2019		600	638
General Motors Financial Co., Inc.
2.750% due 05/15/2016		1,900	1,934
Goldman Sachs Group, Inc.
0.860% due 06/04/2017		600	599
7.500% due 02/15/2019		1,400	1,667
HBOS PLC
0.935% due 09/06/2017		4,300	4,292
HSBC Holdings PLC
6.500% due 05/02/2036		12,100	15,590
ICICI Bank Ltd.
5.750% due 11/16/2020		2,300	2,559
International Lease Finance Corp.
6.750% due 09/01/2016		2,600	2,775
Itau Unibanco Holding S.A.
5.500% due 08/06/2022		1,900	1,919

JPMorgan Chase & Co.
0.752% due 02/15/2017		8,700	8,683
0.854% due 02/26/2016		200	200
3.400% due 06/24/2015		9,700	9,827
3.700% due 01/20/2015		100	100
6.300% due 04/23/2019		6,900	8,019
Korea Development Bank
3.500% due 08/22/2017		300	313
4.375% due 08/10/2015		5,000	5,108
Korea Exchange Bank
3.125% due 06/26/2017		1,200	1,238
Metropolitan Life Global Funding
0.609% due 04/10/2017		2,200	2,207
Morgan Stanley
0.711% due 10/15/2015		11,800	11,822
4.100% due 01/26/2015		1,500	1,503
5.375% due 10/15/2015		3,000	3,104
6.000% due 04/28/2015		2,500	2,541
7.300% due 05/13/2019		3,300	3,918
MUFG Union Bank N.A.
1.005% due 09/26/2016		1,900	1,911
National Australia Bank Ltd.
0.537% due 06/30/2017		12,600	12,602
National Westminster Bank PLC
7.875% due 09/09/2015	GBP	2,000	3,253
Navient Corp.
5.140% due 06/15/2016		$10,000	10,275
6.250% due 01/25/2016		1,500	1,564
Rio Oil Finance Trust
6.250% due 07/06/2024		1,000	958
6.750% due 01/06/2027		3,900	3,744
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		4,865	4,914
Royal Bank of Scotland PLC
4.350% due 01/23/2017	EUR	2,000	2,554
4.875% due 03/16/2015		$1,200	1,209
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		800	711
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		4,700	4,665
Sumitomo Mitsui Banking Corp.
0.550% due 07/11/2017		7,500	7,473
Toyota Motor Credit Corp.
0.522% due 05/17/2016		2,900	2,907
VTB Bank OJSC Via VTB Capital S.A.
6.465% due 03/04/2015		2,600	2,585
Wells Fargo & Co.
0.534% due 06/02/2017		5,300	5,280
7.980% due 03/15/2018 (d)		7,100	7,872

			302,392

INDUSTRIALS 5.5%
AbbVie, Inc.
1.200% due 11/06/2015		5,900	5,919
Alibaba Group Holding Ltd.
2.500% due 11/28/2019		11,800	11,654
Apple, Inc.
2.850% due 05/06/2021		500	512
Con-way, Inc.
7.250% due 01/15/2018		200	227
ConAgra Foods, Inc.
0.601% due 07/21/2016		7,300	7,285
Johnson & Johnson
0.306% due 11/28/2016		8,700	8,710
Kinder Morgan, Inc.
2.000% due 12/01/2017		1,900	1,890
3.050% due 12/01/2019		7,500	7,449
Nissan Motor Acceptance Corp.
2.650% due 09/26/2018		4,800	4,892
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023		6,063	5,457
6.750% due 10/01/2022		2,545	2,335
Petrobras International Finance Co. S.A.
2.875% due 02/06/2015		2,700	2,689
3.500% due 02/06/2017		700	670
3.875% due 01/27/2016		3,000	2,951
5.750% due 01/20/2020		1,800	1,741
7.875% due 03/15/2019		1,500	1,586
President and Fellows of Harvard College
6.500% due 01/15/2039		5,600	8,127
SABMiller Holdings, Inc.
1.850% due 01/15/2015		300	300
2.450% due 01/15/2017		3,600	3,675

Statoil ASA
0.692% due 11/08/2018	6,400	6,416
Telefonica Emisiones S.A.U.
0.902% due 06/23/2017	4,800	4,797

		89,282

UTILITIES 3.5%
BellSouth Corp.
4.182% due 04/26/2021	11,900	12,018
BP Capital Markets PLC
2.521% due 01/15/2020	3,500	3,507
3.125% due 10/01/2015	5,700	5,804
Duquesne Light Holdings, Inc.
5.500% due 08/15/2015	2,400	2,465
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	2,300	2,260
9.250% due 04/23/2019	1,900	1,947
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022	2,300	2,307
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	2,492	2,343
Petrobras Global Finance BV
1.852% due 05/20/2016	400	383
2.000% due 05/20/2016	300	287
2.603% due 03/17/2017	1,500	1,388
3.250% due 03/17/2017	400	378
6.250% due 03/17/2024	200	191
Petroleos Mexicanos
8.000% due 05/03/2019	200	237
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	619	667
Rosneft Finance S.A.
6.625% due 03/20/2017	500	467
Verizon Communications, Inc.
0.636% due 06/09/2017	6,500	6,491
0.700% due 11/02/2015	2,100	2,100
1.991% due 09/14/2018	5,700	5,935
2.500% due 09/15/2016	2,949	3,016
3.650% due 09/14/2018	1,500	1,586

		55,777

Total Corporate Bonds & Notes (Cost $443,885)		447,451

MUNICIPAL BONDS & NOTES 4.3%
CALIFORNIA 2.6%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	3,300	4,833
6.918% due 04/01/2040	4,300	6,101
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	3,500	5,206
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,600	4,059
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	2,700	3,641
Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	100	102
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	4,500	6,571
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	2,300	3,381
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	3,700	4,415
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	2,800	3,499

		41,808

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	700	887

NEW YORK 1.0%
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	1,400	1,892
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.500% due 03/15/2030	600	719
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	2,000	2,225
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	6,500	7,360

Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062		4,400	4,675

			16,871

TEXAS 0.6%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042		6,900	9,280

VIRGINIA 0.0%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2023		500	599

Total Municipal Bonds & Notes (Cost $60,965)			69,445

U.S. GOVERNMENT AGENCIES 12.9%
Fannie Mae
0.720% due 06/25/2041		11	11
0.875% due 12/20/2017		300	297
0.875% due 02/08/2018 - 05/21/2018 (h)		1,100	1,087
1.875% due 09/18/2018 (h)		400	407
2.310% due 08/01/2022		100	99
2.935% due 11/01/2021		11,099	11,511
3.000% due 06/01/2029 - 02/01/2030		2,155	2,237
3.500% due 10/25/2041		17,054	16,924
3.981% due 02/25/2033		6,409	5,910
4.000% due 01/01/2045		50,000	53,349
4.500% due 02/01/2031 - 02/01/2045		77,767	84,353
5.000% due 05/11/2017 (h)		100	109
5.000% due 07/01/2033 - 02/01/2045		5,709	6,303
5.375% due 06/12/2017 (h)		100	111
5.500% due 11/01/2032 - 01/01/2045		7,409	8,289
Freddie Mac
0.750% due 01/12/2018 (h)		4,900	4,832
0.875% due 03/07/2018 (h)		1,700	1,680
1.250% due 08/01/2019 - 10/02/2019		1,900	1,860
3.750% due 03/27/2019 (h)		300	327
5.000% due 03/01/2024 - 12/01/2038		2,853	3,147
5.500% due 04/01/2038		728	815
Ginnie Mae
0.000% due 11/20/2039 (a)		3,500	2,616
5.000% due 05/15/2038 - 01/01/2045		1,007	1,109

Total U.S. Government Agencies (Cost $206,654)			207,383

U.S. TREASURY OBLIGATIONS 20.2%
U.S. Treasury Bonds
3.000% due 11/15/2044		13,100	13,771
3.125% due 08/15/2044 (f)		27,300	29,397
3.375% due 05/15/2044		12,900	14,537
3.750% due 11/15/2043		100	120
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022		35,877	34,980
0.125% due 07/15/2022 (h)		37,169	36,294
0.375% due 07/15/2023 (h)		1,224	1,213
0.625% due 07/15/2021 (h)		28,759	29,184
1.250% due 07/15/2020 (h)(j)		3,593	3,778
1.750% due 01/15/2028		23,302	26,451
2.000% due 01/15/2026		16,628	19,098
2.375% due 01/15/2025		34,261	40,316
2.375% due 01/15/2027		11,185	13,420
2.500% due 01/15/2029		23,334	29,052
3.875% due 04/15/2029		2,022	2,902
U.S. Treasury Notes
0.750% due 10/31/2017 (h)(j)		13,000	12,892
0.750% due 12/31/2017 (h)		600	594
2.375% due 08/15/2024		15,000	15,270

Total U.S. Treasury Obligations (Cost $322,869)			323,269

MORTGAGE-BACKED SECURITIES 6.0%
Adjustable Rate Mortgage Trust
0.420% due 10/25/2035		4,831	4,394
Alba PLC
0.697% due 11/21/2037	GBP	3,012	4,579
Banc of America Funding Trust
2.634% due 05/25/2035		$35	35
Banc of America Mortgage Trust
6.500% due 10/25/2031		17	18
BCAP LLC Trust
0.285% due 06/26/2037		2,965	2,864
0.339% due 09/26/2035		2,554	2,528
Bear Stearns Adjustable Rate Mortgage Trust
2.290% due 08/25/2035		230	232
2.354% due 02/25/2033		54	52

Bear Stearns Commercial Mortgage Securities Trust
5.405% due 12/11/2040		1,959	2,012
Chase Mortgage Finance Trust
2.543% due 02/25/2037		109	105
Citigroup Mortgage Loan Trust, Inc.
2.378% due 09/25/2037		4,600	4,364
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.226% due 07/15/2044		2,246	2,283
Countrywide Home Loan Mortgage Pass-Through Trust
2.399% due 11/19/2033		585	576
Credit Suisse First Boston Mortgage Securities Corp.
2.485% due 09/25/2033		16	16
Credit Suisse Mortgage Capital Certificates
5.000% due 12/27/2036		6,385	5,557
Deco - Bonn Ltd.
1.450% due 11/07/2024	EUR	5,100	6,175
Eurohome UK Mortgages PLC
0.710% due 06/15/2044	GBP	4,848	7,151
Granite Master Issuer PLC
0.225% due 12/20/2054	EUR	757	910
0.245% due 12/20/2054		990	1,190
0.744% due 12/20/2054	GBP	2,306	3,569
0.824% due 12/20/2054		1,056	1,637
Granite Mortgages PLC
0.880% due 03/20/2044		466	725
0.880% due 06/20/2044		401	623
GSR Mortgage Loan Trust
2.669% due 09/25/2035		$210	212
HomeBanc Mortgage Trust
0.420% due 03/25/2035		1,796	1,617
Impac CMB Trust
0.950% due 10/25/2034		8,499	8,011
JPMorgan Chase Commercial Mortgage Securities Trust
5.397% due 05/15/2045		1,182	1,245
Leek Finance PLC
0.467% due 12/21/2038		951	984
0.507% due 09/21/2038		285	296
0.840% due 12/21/2037	GBP	188	308
Ludgate Funding PLC
0.742% due 12/01/2060		4,186	6,081
Merrill Lynch Mortgage Investors Trust
0.420% due 11/25/2035		$1,040	988
1.007% due 01/25/2029		490	460
Money Partners Securities 3 PLC
0.482% due 09/14/2039	EUR	2,158	2,575
Morgan Stanley Capital Trust
5.206% due 11/14/2042		$2,040	2,073
Morgan Stanley Re-REMIC Trust
0.415% due 04/26/2053		1,295	1,252
Prime Mortgage Trust
5.000% due 02/25/2019		1	1
RMAC PLC
0.690% due 06/12/2037	GBP	1,874	2,720
Sequoia Mortgage Trust
0.365% due 07/20/2036		$5,011	4,701
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.217% due 01/25/2032		845	817
5.506% due 07/25/2034		4,005	4,112
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		569	604
WaMu Mortgage Pass-Through Certificates Trust
2.143% due 03/25/2033		120	120
2.163% due 09/25/2046		311	286
Wells Fargo Mortgage-Backed Securities Trust
2.621% due 06/25/2035		5,149	5,200

Total Mortgage-Backed Securities (Cost $96,163)			96,258

ASSET-BACKED SECURITIES 4.1%
Ally Auto Receivables Trust
0.480% due 02/15/2017		11,800	11,790
0.680% due 07/17/2017		6,000	5,997
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.620% due 01/25/2036		3,380	3,096
Countrywide Asset-Backed Certificates
0.350% due 06/25/2036		72	70
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		37	39
Eagle Ltd.
2.570% due 12/15/2039		2,600	2,597
First Franklin Mortgage Loan Trust
0.995% due 01/25/2035		3,671	3,385
GE Equipment Transportation LLC
0.200% due 06/23/2015		1,117	1,117

HSBC Home Equity Loan Trust
0.315% due 03/20/2036		30	30
Nissan Auto Lease Trust
0.321% due 09/15/2016		5,100	5,099
Option One Mortgage Loan Trust
1.010% due 02/25/2033		1,505	1,411
Option One Mortgage Loan Trust Asset-Backed Certificates
0.610% due 11/25/2035		2,494	2,369
Park Place Securities, Inc.
0.620% due 09/25/2035		3,335	3,319
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.670% due 07/25/2035		8,640	8,549
0.730% due 01/25/2036		2,000	1,888
Residential Asset Securities Corp. Trust
0.440% due 04/25/2036		3,962	3,820
SLM Private Education Loan Trust
1.211% due 06/15/2023		762	765
SLM Student Loan Trust
0.734% due 10/25/2017		1,334	1,336
SpringCastle America Funding LLC
2.700% due 05/25/2023		7,082	7,081
World Omni Automobile Lease Securitization Trust
0.200% due 10/09/2015		1,953	1,953

Total Asset-Backed Securities (Cost $65,170)			65,711

SOVEREIGN ISSUES 6.3%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		300	302
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	26,000	9,230
0.000% due 10/01/2015		13,000	4,468
0.000% due 01/01/2016		10,000	3,331
0.000% due 07/01/2018		8,400	2,080
Export-Import Bank of Korea
5.875% due 01/14/2015		$6,000	6,007
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	16,870	1,289
4.500% due 11/22/2035 (c)		10,543	859
5.000% due 06/16/2016 (c)		5,852	422
8.000% due 06/11/2020		160,800	12,321
Province of Ontario
1.100% due 10/25/2017		$600	597
1.600% due 09/21/2016		10,100	10,242
1.650% due 09/27/2019		600	594
3.000% due 07/16/2018		200	210
3.150% due 06/02/2022	CAD	1,200	1,093
4.000% due 10/07/2019		$900	985
4.400% due 04/14/2020		1,600	1,783
Province of Quebec
3.500% due 12/01/2022	CAD	1,000	928
Spain Government Bond
4.700% due 07/30/2041	EUR	1,000	1,623
5.150% due 10/31/2044		400	693
Spain Government International Bond
2.100% due 04/30/2017		100	125
2.750% due 10/31/2024		1,000	1,335
3.250% due 04/30/2016		300	377
3.300% due 07/30/2016		1,100	1,391
3.750% due 10/31/2015		24,400	30,330
4.200% due 01/31/2037		1,000	1,520
4.250% due 10/31/2016		1,600	2,071
4.500% due 01/31/2018		2,700	3,653
5.500% due 07/30/2017		200	273

Total Sovereign Issues (Cost $108,832)			100,132

SHORT-TERM INSTRUMENTS 5.3%
CERTIFICATES OF DEPOSIT 2.0%
Banco Bilbao Vizcaya Argentaria S.A.
1.082% due 05/16/2016		$3,000	2,998
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.290% due 06/12/2015		6,000	6,000
Credit Suisse
0.473% due 03/17/2015		800	800
0.645% due 12/07/2015		4,300	4,303
Intesa Sanpaolo SpA
1.650% due 04/07/2015		7,400	7,414

Royal Bank of Canada
1.370% due 05/07/2015	CAD	12,700	10,852

			32,367

COMMERCIAL PAPER 1.4%
ENI Finance USA, Inc.
0.720% due 09/24/2015		$13,500	13,452
Entergy Corp.
0.920% due 01/21/2015		5,500	5,497
Ford Motor Credit Co.
0.720% due 03/02/2015		2,900	2,897

			21,846

REPURCHASE AGREEMENTS (e) 0.1%			1,452

SHORT-TERM NOTES 0.5%
Volvo Treasury AB
0.622% due 06/23/2015		7,800	7,799

MEXICO TREASURY BILLS 1.3%
2.983% due 01/22/2015 - 02/19/2015 (b)	MXN	312,557	21,135

U.S. TREASURY BILLS 0.0%
0.067% due 05/28/2015 (j)		$270	270

Total Short-Term Instruments (Cost $88,248)			84,869

Total Investments in Securities (Cost $1,392,786)			1,394,518

	SHARES
INVESTMENTS IN AFFILIATES 20.9%
SHORT-TERM INSTRUMENTS 20.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.9%
PIMCO Short-Term Floating NAV Portfolio III		33,711,106	334,145

Total Short-Term Instruments (Cost $336,637)			334,145

Total Investments in Affiliates (Cost $336,637)			334,145

Total Investments 107.9% (Cost $1,729,423)			$1,728,663
Financial Derivative Instruments (g)(i) 0.9% (Cost or Premiums, net $(1,599))			13,654
Other Assets and Liabilities, net (8.8%)			(140,204)

Net Assets 100.0%			$1,602,113

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$1,452	Fannie Mae 2.120% due 11/07/2022	$(1,481)	$1,452	$1,452

Total Repurchase Agreements						$(1,481)	$1,452	$1,452

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.300%	12/29/2014	01/12/2015	$(2,440)	$(2,442)

Total Sale-Buyback Transactions					$(2,442)

(2)	As of December 31, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2014 was $5,282 at a weighted average interest rate of (0.138%).
(3)	Payable for sale-buyback transactions includes $2 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.500%	01/01/2045	$10,000	$(10,847)	$(10,847)

Total Short Sales				$(10,847)	$(10,847)

(f)	Securities with an aggregate market value of $2,477 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Canada Government 10-Year Bond March Futures	Short	03/2015	14	$(32)	$0	$(7)
Euro-BTP Italy Government Bond March Futures	Long	03/2015	629	1,046	792	0
Euro-Bund 10-Year Bond March Futures	Short	03/2015	49	(163)	0	(3)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	1,844	635	403	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	1,639	3,896	461	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2015	275	(73)	0	(11)

Total Futures Contracts				$5,309	$1,656	$(21)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.089%	02/27/2015		$86,000	$(5)	$(5)	$2	$0
Receive	3-Month USD-LIBOR	0.665%	04/17/2016		376,800	(63)	(96)	0	(16)
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		124,200	77	(58)	2	0
Pay	3-Month USD-LIBOR	1.650%	10/16/2019		19,900	(21)	(14)	15	0
Pay	3-Month USD-LIBOR	4.000%	06/19/2024		3,600	184	125	2	0
Receive	3-Month USD-LIBOR	3.000%	06/19/2043		39,600	(2,539)	(4,716)	0	(55)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		10,300	(124)	(742)	0	(14)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		22,400	(3,806)	(5,074)	0	(34)
Receive	3-Month USD-LIBOR	2.800%	12/18/2043		14,400	(320)	(992)	0	(19)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		5,500	(1,236)	(616)	0	(9)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025	EUR	65,200	(3,132)	(1,130)	0	(87)
Receive	6-Month GBP-LIBOR	1.500%	09/18/2016	GBP	59,100	(831)	(538)	0	(17)
Receive	6-Month GBP-LIBOR	1.500%	03/18/2017		25,300	(386)	(204)	0	(12)
Receive	6-Month GBP-LIBOR	1.837%	10/06/2017		10,300	(190)	(190)	0	(7)
Receive	28-Day MXN-TIIE	3.345%	03/13/2015	MXN	524,000	(2)	(2)	0	(1)
Receive	28-Day MXN-TIIE	3.420%	06/05/2015		263,000	(2)	(2)	0	(2)
Receive	28-Day MXN-TIIE	3.605%	12/18/2015		243,000	12	12	0	(3)
Receive	28-Day MXN-TIIE	3.740%	02/12/2016		106,000	2	2	0	(2)
Pay	28-Day MXN-TIIE	5.010%	10/10/2019		49,300	(44)	(44)	7	0
Pay	28-Day MXN-TIIE	6.320%	11/12/2019		233,500	(52)	(71)	17	0
Pay	28-Day MXN-TIIE	5.750%	06/08/2020		1,000	1	(2)	0	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		13,300	(4)	(6)	3	0
Pay	28-Day MXN-TIIE	5.840%	09/14/2021		379,000	178	177	101	0
Pay	28-Day MXN-TIIE	6.040%	09/21/2021		100	0	0	0	0
Pay	28-Day MXN-TIIE	5.877%	09/23/2021		412,900	230	230	111	0
Pay	28-Day MXN-TIIE	5.770%	09/30/2021		30,200	7	7	8	0
Pay	28-Day MXN-TIIE	5.608%	10/08/2021		46,600	(23)	(23)	13	0
Pay	28-Day MXN-TIIE	5.850%	12/21/2021		2,700	1	1	1	0
Pay	28-Day MXN-TIIE	6.300%	04/26/2024		15,000	22	(1)	6	0
Pay	28-Day MXN-TIIE	6.915%	09/10/2029		3,900	10	7	2	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		57,600	69	54	24	0
Pay	28-Day MXN-TIIE	6.840%	11/27/2029		5,200	10	10	3	0
Pay	28-Day MXN-TIIE	6.710%	11/30/2029		13,200	13	13	7	0
Pay	28-Day MXN-TIIE	7.020%	06/08/2034		3,000	4	(2)	2	0
Pay	28-Day MXN-TIIE	6.810%	06/19/2034		3,500	(2)	0	2	0
Pay	28-Day MXN-TIIE	7.160%	11/21/2034		50,000	122	122	30	0
Pay	28-Day MXN-TIIE	6.940%	12/05/2034		5,700	2	2	3	0

						$(11,838)	$(13,766)	$361	$(278)

Total Swap Agreements						$(11,838)	$(13,766)	$361	$(278)

(h)	Securities with an aggregate market value of $19,726 and cash of $3,453 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	EUR	9,148		$11,409	$340	$0
	01/2015	ILS	72,578		18,457	0	(150)
	01/2015		$666	AUD	786	0	(24)
	01/2015		1,095	EUR	883	0	(27)
	01/2015		27,607	JPY	3,309,262	28	(7)
	02/2015	JPY	2,681,962		$22,368	0	(28)
	03/2015	ILS	7,235		1,852	1	(4)
	05/2015	CAD	12,529		11,415	660	0
	06/2015	EUR	5,334		7,252	788	0
	06/2015		$2,833	EUR	2,169	0	(204)
	06/2016	EUR	14,650		$20,059	2,123	0
	06/2016		$862	EUR	638	0	(81)
BPS	01/2015	MXN	160,267		$12,090	1,239	0
	01/2015		$6,281	EUR	5,080	0	(134)
	02/2015	MXN	70,256		$5,303	553	0
	03/2015	ILS	3,267		836	0	(2)
	04/2015	BRL	37		15	1	0
	06/2015	EUR	2,270		3,079	327	0
	06/2015		$3,898	EUR	2,908	0	(374)
	10/2015	BRL	13,000		$5,188	655	0
BRC	02/2015	MXN	12,822		938	71	0
	02/2015		$2,157	MXN	30,068	0	(123)
	06/2015	EUR	2,878		$3,910	422	0
	06/2015		$2,809	EUR	2,097	0	(268)
	06/2016	EUR	2,837		$3,901	426	0
CBK	01/2015		3,787		4,704	122	0
	01/2015		$26,017	EUR	21,034	0	(564)
	01/2015		3,030	JPY	358,862	0	(34)
	02/2015	MXN	78,054		$5,910	630	0
	02/2015		$1,186	CHF	1,151	0	(27)
	02/2015		492	MXN	6,732	0	(36)
	03/2015	CAD	2,951		$2,575	39	0
	06/2015	EUR	2,621		3,583	406	0
	06/2015		$1,463	EUR	1,106	0	(123)
DUB	02/2015	MXN	196,117		$13,438	170	0
	08/2015	EUR	8,900		11,919	1,125	0
	02/2016		2,700		3,633	345	0
	06/2016		1,476		2,021	214	0
	06/2016		$1,648	EUR	1,219	0	(155)
FBF	06/2015	EUR	4,212		$5,717	612	0
	06/2015		$13,858	EUR	10,337	0	(1,330)
	07/2015	BRL	222		$91	12	0
GLM	01/2015	AUD	431		352	0	0
	01/2015	EUR	16,140		19,879	349	0
	01/2015	JPY	2,787,700		23,744	471	0
	01/2015		$4,169	AUD	4,923	0	(150)
	01/2015		48,249	EUR	39,600	0	(331)
	01/2015		18,405	JPY	2,182,300	0	(186)
	02/2015	CHF	3,762		$3,895	109	0
	02/2015	EUR	39,600		48,263	330	0
	02/2015		$1,926	CHF	1,867	0	(47)
	06/2015		1,068	EUR	803	0	(95)
	07/2015	BRL	12,780		$5,245	673	0
HUS	01/2015		$6,594	JPY	780,300	0	(80)
	02/2015	AUD	2,351		$1,911	0	(4)
	04/2015	BRL	3,963		1,609	154	0
JPM	01/2015	AUD	1,769		1,449	4	0
	01/2015	EUR	37,522		46,529	1,126	0
	01/2015	JPY	296,900		2,502	23	0
	01/2015		$19,445	JPY	2,318,300	0	(90)
	02/2015	GBP	24,334		$37,998	80	0
	02/2015	MXN	15,816		1,098	28	0
	02/2015		$1,589	MXN	22,767	0	(49)
	03/2015	ILS	13,145		$3,361	1	(11)
	04/2015	BRL	5,477		2,093	82	0
	06/2015		$5,695	EUR	4,259	0	(533)
	07/2015	BRL	13,000		$5,349	699	0
MSB	01/2015	AUD	9,668		8,252	359	0
	03/2015	ILS	4,971		1,269	0	(6)
	04/2015		$1,412	BRL	3,877	11	0
	06/2015	EUR	3,710		$5,086	589	0
	06/2016		3,984		5,479	602	0
NAB	06/2015		2,885		3,923	427	0
	06/2016		8,667		11,900	1,287	0
	07/2016		5,762		7,817	750	0
RBC	02/2015	MXN	142,165		10,052	434	0
	02/2015		$5,876	MXN	77,644	0	(623)
UAG	01/2015	JPY	5,864,424		$49,597	638	0
	06/2015		$304	EUR	231	0	(25)
	01/2016	BRL	10,000		$3,860	459	0

Total Forward Foreign Currency Contracts						$20,994	$(5,925)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	12/20/2019	1.937%	$34,100	$(1,253)	$(216)	$0	$(1,469)
	Citigroup, Inc.	1.000%	09/20/2016	0.333%	1,000	12	0	12	0
	Italy Government International Bond	1.000%	12/20/2019	1.191%	8,500	23	(96)	0	(73)
	Mexico Government International Bond	1.000%	09/20/2015	0.370%	100	1	0	1	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%	1,000	4	2	6	0
	Mexico Government International Bond	1.000%	09/20/2019	0.953%	300	2	(1)	1	0
BPS	Italy Government International Bond	1.000%	09/20/2016	0.574%	100	1	0	1	0
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%	200	(29)	0	0	(29)
BRC	China Government International Bond	1.000%	09/20/2016	0.283%	2,900	42	(5)	37	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.358%	700	8	0	8	0
	Indonesia Government International Bond	1.000%	09/20/2017	0.799%	600	(22)	25	3	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%	800	(5)	2	0	(3)
	Italy Government International Bond	1.000%	09/20/2019	1.155%	200	0	(1)	0	(1)
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%	100	(18)	3	0	(15)
	Russia Government International Bond	1.000%	09/20/2015	5.125%	700	(9)	(11)	0	(20)
	Russia Government International Bond	1.000%	12/20/2019	4.779%	2,400	(265)	(111)	0	(376)
CBK	Indonesia Government International Bond	1.000%	09/20/2017	0.799%	400	(14)	16	2	0
	Italy Government International Bond	1.000%	06/20/2017	0.722%	1,400	8	2	10	0
	Mexico Government International Bond	1.000%	03/20/2016	0.437%	500	(9)	13	4	0
	Rosneft Oil Co. Via Rosneft International Finance Ltd.	1.000%	03/20/2015	7.959%	5,800	(44)	(42)	0	(86)
	Russia Government International Bond	1.000%	09/20/2015	5.125%	2,900	(34)	(50)	0	(84)
	Russia Government International Bond	1.000%	03/20/2019	4.827%	600	(35)	(48)	0	(83)
	Sberbank of Russia Via SB Capital S.A.	1.000%	09/20/2015	7.185%	400	(7)	(10)	0	(17)
DUB	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.192%	400	6	(1)	5	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%	500	(4)	1	0	(3)
	Italy Government International Bond	1.000%	09/20/2019	1.155%	1,000	(1)	(6)	0	(7)
	JPMorgan Chase & Co.	1.000%	09/20/2016	0.282%	700	9	0	9	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%	200	(2)	(3)	0	(5)
FBF	Indonesia Government International Bond	1.000%	09/20/2017	0.799%	400	(14)	16	2	0
GST	Italy Government International Bond	1.000%	06/20/2017	0.722%	500	3	1	4	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%	300	(1)	0	0	(1)
	Japan Government International Bond	1.000%	12/20/2015	0.162%	1,700	(16)	30	14	0
HUS	Brazil Government International Bond	1.000%	12/20/2019	1.937%	600	(23)	(3)	0	(26)
	China Government International Bond	1.000%	09/20/2016	0.283%	10,000	143	(16)	127	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%	1,300	(8)	2	0	(6)
	Mexico Government International Bond	1.000%	09/20/2016	0.523%	100	1	0	1	0
	Mexico Government International Bond	1.000%	09/20/2019	0.953%	100	1	0	1	0
	Russia Government International Bond	1.000%	03/20/2019	4.827%	3,400	(199)	(273)	0	(472)
JPM	Brazil Government International Bond	1.000%	12/20/2019	1.937%	200	(7)	(1)	0	(8)
	Petrobras International Finance Co.	5.000%	12/20/2019	4.408%	200	(5)	10	5	0
	Sberbank of Russia Via SB Capital S.A.	1.000%	09/20/2015	7.185%	100	(2)	(3)	0	(5)
UAG	Japan Government International Bond	1.000%	12/20/2015	0.162%	2,600	0	22	22	0

						$(1,762)	$(752)	$275	$(2,789)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	10.770%	01/02/2017	BRL	300	$(2)	$(1)	$0	$(3)
	Pay	1-Year BRL-CDI	13.060%	01/02/2018		9,700	18	15	33	0
	Pay	1-Year BRL-CDI	11.250%	01/04/2021		4,200	(7)	(31)	0	(38)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021		4,100	(4)	(20)	0	(24)
BPS	Pay	1-Year BRL-CDI	10.910%	01/02/2017		1,600	(7)	(4)	0	(11)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		29,900	21	(108)	0	(87)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021		16,100	27	(119)	0	(92)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		300	0	0	0	0
BRC	Pay	1-Year BRL-CDI	12.480%	01/04/2021		7,200	0	36	36	0
CBK	Pay	1-Year BRL-CDI	11.250%	01/04/2021		1,800	(18)	2	0	(16)
DUB	Pay	1-Year BRL-CDI	11.470%	01/02/2017		8,000	8	(32)	0	(24)
	Pay	1-Year BRL-CDI	13.030%	01/02/2018		26,600	0	83	83	0
	Pay	1-Year BRL-CDI	11.250%	01/04/2021		1,800	(19)	3	0	(16)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021		38,000	63	(280)	0	(217)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		10,300	6	(39)	0	(33)
	Pay	1-Year BRL-CDI	12.000%	01/04/2021		4,700	1	(2)	0	(1)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		10,400	11	5	16	0
	Pay	28-Day MXN-TIIE	6.810%	06/19/2034	MXN	500	0	0	0	0
FBF	Pay	1-Year BRL-CDI	13.060%	01/02/2018	BRL	1,700	3	3	6	0
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		17,200	29	(2)	27	0
	Pay	28-Day MXN-TIIE	6.338%	11/12/2019	MXN	162,800	0	(33)	0	(33)
GLM	Pay	1-Year BRL-CDI	10.910%	01/02/2017	BRL	100	0	(1)	0	(1)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		51,400	26	(177)	0	(151)
HUS	Pay	1-Year BRL-CDI	11.470%	01/02/2017		30,400	29	(118)	0	(89)
JPM	Pay	1-Year BRL-CDI	11.470%	01/02/2017		7,500	(1)	(21)	0	(22)
	Pay	1-Year BRL-CDI	12.330%	01/04/2021		12,700	0	46	46	0
UAG	Pay	1-Year BRL-CDI	11.250%	01/04/2021		3,600	(37)	5	0	(32)
	Receive	28-Day MXN-TIIE	3.540%	08/31/2015	MXN	195,000	0	(1)	0	(1)
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021		4,400	(7)	5	0	(2)
	Pay	28-Day MXN-TIIE	6.300%	04/26/2024		15,000	23	4	27	0

							$163	$(782)	$274	$(893)

Total Swap Agreements							$(1,599)	$(1,534)	$549	$(3,682)

(j)	Securities with an aggregate market value of $1,208 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$302,392	$0	$302,392
Industrials	0	89,282	0	89,282
Utilities	0	55,777	0	55,777
Municipal Bonds & Notes
California	0	41,808	0	41,808
Mississippi	0	887	0	887
New York	0	16,871	0	16,871
Texas	0	9,280	0	9,280
Virginia	0	599	0	599
U.S. Government Agencies	0	207,383	0	207,383
U.S. Treasury Obligations	0	323,269	0	323,269
Mortgage-Backed Securities	0	93,394	2,864	96,258
Asset-Backed Securities	0	63,114	2,597	65,711
Sovereign Issues	0	100,132	0	100,132
Short-Term Instruments
Certificates of Deposit	0	32,367	0	32,367
Commercial Paper	0	21,846	0	21,846
Repurchase Agreements	0	1,452	0	1,452
Short-Term Notes	0	7,799	0	7,799
Mexico Treasury Bills	0	21,135	0	21,135
U.S. Treasury Bills	0	270	0	270
	$0	$1,389,057	$5,461	$1,394,518

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$334,145	$0	$0	$334,145

Total Investments	$334,145	$1,389,057	$5,461	$1,728,663

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(10,847)	$0	$(10,847)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,656	361	0	2,017
Over the counter	0	21,543	0	21,543
	$1,656	$21,904	$0	$23,560

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(21)	(278)	0	(299)
Over the counter	0	(9,607)	0	(9,607)

	$(21)	$(9,885)	$0	$(9,906)

Totals	$335,780	$1,390,229	$5,461	$1,731,470
There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO TRENDS Managed Futures Strategy Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 84.5%
CORPORATE BONDS & NOTES 51.2%
BANKING & FINANCE 29.0%
1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015		$1,000	$1,012
Aegon NV
4.625% due 12/01/2015		856	886
Ally Financial, Inc.
3.500% due 07/18/2016		1,000	1,014
4.625% due 06/26/2015		1,050	1,059
8.300% due 02/12/2015		400	403
American Express Credit Corp.
0.547% due 09/22/2017		1,700	1,692
0.722% due 08/15/2019		1,000	994
Banco do Brasil S.A.
4.500% due 01/22/2015		800	801
Banco Santander Brasil S.A.
4.500% due 04/06/2015		1,000	1,009
4.625% due 02/13/2017		1,000	1,041
Banco Santander Chile
1.831% due 01/19/2016		900	905
Bank of America N.A.
0.652% due 05/08/2017		4,300	4,295
Bank of Nova Scotia
1.950% due 01/30/2017		200	203
BBVA Bancomer S.A.
4.500% due 03/10/2016		2,500	2,588
Bear Stearns Cos. LLC
6.400% due 10/02/2017		600	672
BPCE S.A.
1.484% due 04/25/2016		3,370	3,408
CIT Group, Inc.
4.750% due 02/15/2015		3,000	3,005
Citigroup, Inc.
4.875% due 05/07/2015		1,200	1,216
Credit Agricole S.A.
0.814% due 06/02/2017		2,000	2,004
DBS Bank Ltd.
0.840% due 07/15/2021		2,000	1,985
Dexia Credit Local S.A.
0.630% due 01/11/2017		300	301
Eksportfinans ASA
2.000% due 09/15/2015		1,000	1,002
Erste Abwicklungsanstalt
0.435% due 06/07/2016		5,000	5,011
0.533% due 01/29/2016		3,000	3,009
Ford Motor Credit Co. LLC
0.682% due 11/08/2016		1,500	1,494
1.070% due 03/12/2019		1,000	995
1.162% due 11/04/2019		3,000	3,005
General Electric Capital Corp.
0.512% due 05/15/2017		1,000	999
GMAC International Finance BV
7.500% due 04/21/2015	EUR	500	615
Goldman Sachs Group, Inc.
0.697% due 03/22/2016		$5,200	5,190
Hana Bank
1.357% due 11/09/2016		1,350	1,359
3.500% due 10/25/2017		1,000	1,041
HSBC Finance Corp.
0.664% due 06/01/2016		750	749
HSBC USA, Inc.
0.573% due 11/13/2017		2,900	2,900
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		3,500	3,666
6.000% due 05/05/2015		1,700	1,729
Industrial Bank of Korea
2.375% due 07/17/2017		3,300	3,351
International Lease Finance Corp.
8.625% due 09/15/2015		3,200	3,344
IPIC GMTN Ltd.
1.750% due 11/30/2015		2,000	2,010
JPMorgan Chase & Co.
0.752% due 02/15/2017		1,100	1,098
Kookmin Bank
1.375% due 01/15/2016		1,000	1,004
1.480% due 10/11/2016		500	506

Korea Development Bank
0.857% due 01/22/2017	1,000	1,003
3.500% due 08/22/2017	1,500	1,565
4.000% due 09/09/2016	2,000	2,090
Korea Exchange Bank
4.875% due 01/14/2016	1,300	1,347
Macquarie Group Ltd.
3.000% due 12/03/2018	1,700	1,742
Morgan Stanley
3.800% due 04/29/2016	1,500	1,550
6.000% due 04/28/2015	1,000	1,016
Navient Corp.
5.000% due 04/15/2015	2,000	2,020
6.250% due 01/25/2016	1,500	1,564
Nederlandse Waterschapsbank NV
3.000% due 03/17/2015	2,000	2,011
NRW Bank
0.469% due 10/16/2017	6,600	6,627
Regions Financial Corp.
5.750% due 06/15/2015	2,879	2,939
Royal Bank of Canada
0.625% due 12/05/2016	1,400	1,400
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015	1,000	1,010
Sumitomo Mitsui Banking Corp.
0.550% due 07/11/2017	400	399
SunTrust Bank
0.555% due 04/01/2015	1,000	999
U.S. Bank N.A.
0.713% due 10/28/2019	10,000	10,035
UBS AG
0.873% due 08/14/2019	3,000	3,013
Wachovia Corp.
0.573% due 10/28/2015	3,000	3,000
Wells Fargo & Co.
0.641% due 09/14/2018	3,500	3,466

		123,366

INDUSTRIALS 16.1%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015	100	101
Amgen, Inc.
0.613% due 05/22/2017	900	899
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	616	633
Becton Dickinson and Co.
0.691% due 06/15/2016	5,000	5,003
BMW U.S. Capital LLC
0.574% due 06/02/2017	1,400	1,400
Canadian Natural Resources Ltd.
0.632% due 03/30/2016	725	724
Chesapeake Energy Corp.
3.481% due 04/15/2019	200	197
ConAgra Foods, Inc.
0.601% due 07/21/2016	2,000	1,996
CONSOL Energy, Inc.
8.250% due 04/01/2020	1,600	1,666
Covidien International Finance S.A.
1.350% due 05/29/2015	3,000	3,009
CSX Corp.
5.600% due 05/01/2017	500	547
Daimler Finance North America LLC
1.300% due 07/31/2015	3,000	3,013
Devon Energy Corp.
0.691% due 12/15/2015	1,000	1,001
Discovery Communications LLC
3.700% due 06/01/2015	1,040	1,052
Enbridge, Inc.
0.684% due 06/02/2017	300	299
Enterprise Products Operating LLC
3.700% due 06/01/2015	587	594
5.000% due 03/01/2015	2,400	2,416
ERAC USA Finance LLC
5.600% due 05/01/2015	500	508
FBG Finance Pty. Ltd.
5.125% due 06/15/2015	680	694
Georgia-Pacific LLC
7.700% due 06/15/2015	1,000	1,029
Harvest Operations Corp.
2.125% due 05/14/2018	1,000	996
HCA, Inc.
6.375% due 01/15/2015	100	100

Heathrow Funding Ltd.
2.500% due 06/25/2017	3,000	3,002
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	1,300	1,334
Hyundai Capital America
1.875% due 08/09/2016	300	302
Kia Motors Corp.
3.625% due 06/14/2016	3,000	3,095
KLA-Tencor Corp.
2.375% due 11/01/2017	600	604
Lowe’s Cos., Inc.
0.658% due 09/10/2019	1,500	1,504
MGM Resorts International
7.500% due 06/01/2016	1,000	1,057
NBCUniversal Enterprise, Inc.
0.916% due 04/15/2018	1,000	1,009
Nissan Motor Acceptance Corp.
0.955% due 09/26/2016	2,600	2,616
Oracle Corp.
0.743% due 10/08/2019	2,600	2,612
Petrobras International Finance Co. S.A.
3.875% due 01/27/2016	300	295
Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016	2,000	2,165
Telefonica Emisiones S.A.U.
0.902% due 06/23/2017	2,500	2,498
3.729% due 04/27/2015	2,150	2,169
Teva Pharmaceutical Finance BV
3.000% due 06/15/2015	4,974	5,022
Transocean, Inc.
4.950% due 11/15/2015	1,624	1,628
Tyco Electronics Group S.A.
0.433% due 01/29/2016	2,500	2,500
Tyson Foods, Inc.
2.650% due 08/15/2019	400	404
USG Corp.
8.375% due 10/15/2018	400	420
Walgreens Boots Alliance, Inc.
0.682% due 05/18/2016	4,800	4,801
Xerox Corp.
4.250% due 02/15/2015	1,350	1,355

		68,269

UTILITIES 6.1%
Electricite de France S.A.
0.691% due 01/20/2017	1,800	1,807
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	200	196
Korea Hydro & Nuclear Power Co. Ltd.
2.875% due 10/02/2018	2,400	2,451
KT Corp.
2.625% due 04/22/2019	2,000	2,013
Laclede Group, Inc.
0.982% due 08/15/2017	1,000	1,000
Petrobras Global Finance BV
1.852% due 05/20/2016	300	287
2.603% due 03/17/2017	1,100	1,018
Plains All American Pipeline LP
3.950% due 09/15/2015	570	582
Rosneft Finance S.A.
6.250% due 02/02/2015	100	100
SingTel Group Treasury Pte. Ltd.
2.375% due 09/08/2017	2,800	2,867
Sinopec Group Overseas Development Ltd.
1.009% due 04/10/2017	1,000	1,002
Sprint Communications, Inc.
9.125% due 03/01/2017	2,000	2,205
Telecom Italia Capital S.A.
5.250% due 10/01/2015	500	512
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015	2,484	2,491
Verizon Communications, Inc.
1.013% due 06/17/2019	600	604
1.771% due 09/15/2016	3,500	3,565
1.991% due 09/14/2018	3,000	3,123

		25,823

Total Corporate Bonds & Notes (Cost $217,919)		217,458

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.3%
University of California Revenue Bonds, Series 2011
0.655% due 07/01/2041		100	100
0.656% due 07/01/2041		1,000	1,002

Total Municipal Bonds & Notes (Cost $1,100)			1,102

U.S. GOVERNMENT AGENCIES 2.4%
Fannie Mae
0.447% due 12/25/2017		1,962	1,961
0.750% due 07/25/2041		3,812	3,862
Freddie Mac
0.561% due 11/15/2043		4,477	4,509

Total U.S. Government Agencies (Cost $10,294)			10,332

U.S. TREASURY OBLIGATIONS 1.2%
U.S. Treasury Floating Rate Notes
0.093% due 10/31/2016 †		900	899
U.S. Treasury Notes
0.625% due 12/15/2016 (d)(f)		4,200	4,198

Total U.S. Treasury Obligations (Cost $5,089)			5,097

MORTGAGE-BACKED SECURITIES 1.6%
Commercial Mortgage Trust
1.059% due 06/11/2027		2,200	2,198
6.586% due 07/16/2034		957	1,025
DBRR Trust
0.853% due 02/25/2045		529	529
Deco UK PLC
0.717% due 01/27/2020	GBP	645	985
GS Mortgage Securities Corp.
4.751% due 07/10/2039		$529	530
JPMorgan Chase Commercial Mortgage Securities Trust
3.853% due 06/15/2043		216	217
Morgan Stanley Capital Trust
3.884% due 09/15/2047		1,400	1,428

Total Mortgage-Backed Securities (Cost $7,039)			6,912

ASSET-BACKED SECURITIES 5.7%
AmeriCredit Automobile Receivables
0.477% due 04/09/2018		5,000	5,000
BA Credit Card Trust
0.431% due 09/16/2019		6,000	5,992
Chase Issuance Trust
0.361% due 05/15/2018		1,000	1,000
Ford Credit Auto Lease Trust
0.321% due 03/15/2017		3,000	2,997
Morgan Stanley Investment Management Mezzano BV
0.928% due 05/15/2024	EUR	680	817
SLC Student Loan Trust
0.321% due 06/15/2022		$4,453	4,444
SLM Student Loan Trust
0.330% due 02/27/2017		72	72
0.384% due 01/27/2020		2,847	2,847
0.784% due 10/25/2017		905	906

Total Asset-Backed Securities (Cost $24,181)			24,075

SOVEREIGN ISSUES 4.1%
Export-Import Bank of Korea
0.934% due 11/26/2016		1,000	1,006
0.980% due 01/14/2017		300	301
5.125% due 03/16/2015		2,400	2,422
5.875% due 01/14/2015		4,000	4,005
Korea Land & Housing Corp.
1.875% due 08/02/2017		1,500	1,496

State of North Rhine-Westphalia
0.533% due 04/28/2017	8,200	8,247

Total Sovereign Issues (Cost $17,480)		17,477

SHORT-TERM INSTRUMENTS 18.0%
CERTIFICATES OF DEPOSIT 3.2%
Banco do Brasil S.A.
1.211% due 06/29/2015	1,500	1,500
Barclays Bank PLC
0.535% due 05/01/2015	2,700	2,700
Credit Suisse
0.473% due 03/17/2015	500	500
0.608% due 01/28/2016	1,000	1,001
Intesa Sanpaolo SpA
1.610% due 04/11/2016	3,000	3,006
Itau Unibanco Holding S.A.
1.151% due 06/04/2015	3,000	3,000
Kookmin Bank
0.775% due 05/04/2015	1,900	1,903

		13,610

COMMERCIAL PAPER 2.9%
AXA Financial, Inc.
0.550% due 06/10/2015	2,900	2,895
ENI Finance USA, Inc.
0.550% due 10/26/2015	600	600
0.580% due 05/22/2015	2,800	2,796
Entergy Corp.
0.890% due 01/20/2015	1,800	1,799
0.910% due 01/06/2015	1,700	1,700
Ford Motor Credit Co.
0.680% due 04/06/2015	400	400
0.680% due 04/20/2015	800	799
Macquarie Bank Ltd.
0.565% due 05/06/2015	1,200	1,200

		12,189

REPURCHASE AGREEMENTS (b) 7.4%		31,500

SHORT-TERM NOTES 0.2%
Federal Home Loan Bank
0.041% due 01/07/2015 - 01/14/2015 †	900	900

U.S. TREASURY BILLS 4.3%
0.054% due 03/12/2015 - 05/28/2015 (a)(d)(f)†	18,254	18,252

Total Short-Term Instruments (Cost $76,454)		76,451

Total Investments in Securities (Cost $359,556)		358,904

	SHARES
INVESTMENTS IN AFFILIATES 12.6%
SHORT-TERM INSTRUMENTS 12.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.6%
PIMCO Short-Term Floating NAV Portfolio III	5,404,802	53,572

Total Short-Term Instruments (Cost $53,909)		53,572

Total Investments in Affiliates (Cost $53,909)		53,572

Total Investments 97.1% (Cost $413,465)		$412,476
Financial Derivative Instruments (c)(e) 4.7% (Cost or Premiums, net $5)		20,058
Other Assets and Liabilities, net (1.8%)		(7,818)

Net Assets 100.0%		$424,716

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.150% †	12/31/2014	01/02/2015	$29,900	U.S. Treasury Bonds 3.750% due 11/15/2043	$(30,693)	$29,900	$29,900
GSC	0.170% †	12/31/2014	01/02/2015	1,600	Freddie Mac 3.500% due 09/01/2042	(1,650)	1,600	1,600

Total Repurchase Agreements						$(32,343)	$31,500	$31,500

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond March Futures	Long	03/2015	782	$992	$704	$0
CAC 40 Index January Futures	Long	01/2015	131	(14)	44	(119)
Copper March Futures †	Short	03/2015	197	209	115	(4)
E-mini S&P 500 Index March Futures	Long	03/2015	93	(134)	0	(113)
Euro STOXX 50 March Futures	Long	03/2015	171	(31)	0	(106)
Euro-BTP Italy Government Bond March Futures	Long	03/2015	335	594	422	0
Euro-OAT France Government 10-Year Bond March Futures	Long	03/2015	308	705	33	0
FTSE/MIB Index March Futures	Short	03/2015	155	(541)	107	0
Natural Gas February Futures †	Short	01/2015	371	2,127	699	0
Nikkei 225 Index March Futures	Long	03/2015	502	(522)	0	(723)
S&P 200 Index March Futures	Long	03/2015	86	(1)	2	(147)
S&P/Toronto Stock Exchange 60 March Futures	Long	03/2015	58	28	0	(34)
Volatility S&P 500 Index January Futures	Short	01/2015	122	(253)	0	(195)
WTI Crude February Futures †	Short	01/2015	268	1,286	186	(24)

Total Futures Contracts				$4,445	$2,312	$(1,465)

Swap Agreements:

Interest Rate Swaps

								Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation	Asset	Liability
Pay	3-Month CAD-Bank Bill	2.700%	12/19/2024	CAD	105,900	$3,612	$1,877	$363	$0
Pay	3-Month USD-LIBOR	3.500%	12/17/2044		$25,700	4,442	2,139	40	0
Pay	6-Month EUR-EURIBOR	1.250%	03/18/2025	EUR	79,000	3,795	3,697	105	0
Pay	6-Month GBP-LIBOR	2.750%	03/18/2025	GBP	51,800	6,540	4,777	400	0
Pay	6-Month JPY-LIBOR	1.000%	03/20/2024	JPY	18,320,000	7,776	801	106	0

						$26,165	$13,291	$1,014	$0

Total Swap Agreements						$26,165	$13,291	$1,014	$0

(d)	Securities with an aggregate market value of $19,897 and cash of $2,687 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	CHF	3,875		$3,989	$92	$0
	01/2015	EUR	6,250		7,810	247	0
	01/2015		$1,106	AUD	1,301	0	(44)
	01/2015		31,094	EUR	24,500	0	(1,447)
	01/2015		1,088	JPY	130,430	1	0
	02/2015	EUR	2,700		$3,386	118	0
	02/2015	JPY	130,430		1,088	0	(1)
	03/2015	CAD	2,331		2,017	13	0
	04/2015	CHF	1,250		1,260	1	0
	04/2015	EUR	1,375		1,665	0	0
BPS	01/2015	AUD	276		242	16	0
	01/2015	GBP	859		1,384	45	0
	01/2015		$4,518	JPY	482,800	0	(487)
	02/2015	AUD	1,121		$911	0	(2)
	02/2015		$226	EUR	181	0	(7)
BRC	01/2015	EUR	2,500		$3,122	97	0
	01/2015	JPY	600,000		5,110	100	0
	03/2015	CAD	1,962		1,688	1	0
DUB	01/2015		$430	JPY	45,900	0	(47)
FBF	01/2015	CHF	4,625		$4,815	163	0
	01/2015	JPY	261,930		2,213	27	0
	01/2015		$7,759	JPY	837,500	0	(767)
	04/2015	JPY	250,000		$2,088	0	(1)
GLM	01/2015	AUD	2,565		2,097	3	0
	01/2015	CHF	105,975		111,102	4,505	0
	01/2015	EUR	4,511		5,646	187	0
	01/2015	JPY	11,442,500		105,892	10,361	0
	01/2015		$728	AUD	880	0	(9)
	01/2015		119,612	CHF	116,375	0	(2,555)
	01/2015		99,826	EUR	81,250	0	(1,507)
	01/2015		98,683	JPY	11,737,100	0	(692)
	02/2015	EUR	1,502		$1,867	49	0
	02/2015	GBP	532		833	4	0
	02/2015		$3,123	EUR	2,521	0	(71)
	04/2015	CHF	91,000		$93,039	1,340	0
	04/2015	EUR	85,250		104,786	1,541	0
	04/2015	JPY	11,737,100		98,757	680	0
HUS	01/2015	AUD	1,405		1,202	55	0
	01/2015	CHF	25		26	1	0
	01/2015	JPY	420,100		3,923	416	0
	01/2015		$241	AUD	276	0	(16)
	01/2015		489	EUR	386	0	(22)
	01/2015		4,212	GBP	2,623	0	(124)
	02/2015		488	AUD	602	2	0
	02/2015		1,418	EUR	1,138	0	(41)
MSB	01/2015	CHF	1,875		$1,983	97	0
	01/2015	EUR	92,875		117,868	5,481	0
	01/2015	GBP	1,764		2,831	81	0
	01/2015	JPY	640,700		5,654	305	0
	01/2015		$806	AUD	984	0	(2)
	01/2015		1,116	JPY	131,500	0	(18)
	02/2015	GBP	130		$203	1	0
	02/2015		$988	GBP	634	2	(2)
	03/2015		945	CAD	1,096	0	(2)
	04/2015	CHF	1,375		$1,398	12	0
SCX	03/2015		$765	CAD	891	1	0
SOG	02/2015	EUR	432		$539	16	0

Total Forward Foreign Currency Contracts						$26,061	$(7,864)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Cost	Market Value
MSB	Call - OTC EUR versus USD	$ 1.400	03/12/2015	EUR	40,000	$5	$0
Total Purchased Options						$5	$0

(f)	Securities with an aggregate market value of $2,029 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$123,366	$0	$123,366
Industrials	0	68,269	0	68,269
Utilities	0	25,823	0	25,823
Municipal Bonds & Notes
California	0	1,102	0	1,102
U.S. Government Agencies	0	10,332	0	10,332
U.S. Treasury Obligations	0	5,097	0	5,097
Mortgage-Backed Securities	0	6,383	529	6,912
Asset-Backed Securities	0	24,075	0	24,075
Sovereign Issues	0	17,477	0	17,477
Short-Term Instruments
Certificates of Deposit	0	13,610	0	13,610
Commercial Paper	0	12,189	0	12,189
Repurchase Agreements	0	31,500	0	31,500
Short-Term Notes	0	900	0	900
U.S. Treasury Bills	0	18,252	0	18,252
	$0	$358,375	$529	$358,904

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$53,572	$0	$0	$53,572

Total Investments	$53,572	$358,375	$529	$412,476

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,312	1,014	0	3,326
Over the counter	0	26,061	0	26,061
	$2,312	$27,075	$0	$29,387

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,465)	0	0	(1,465)
Over the counter	0	(7,864)	0	(7,864)

	$(1,465)	$(7,864)	$0	$(9,329)

Totals	$54,419	$377,586	$529	$432,534

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Fund VIII, Ltd., which is a 100% owned subsidiary of the Fund.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.0%
BANK LOAN OBLIGATIONS 0.7%
Biomet, Inc.
3.670% due 07/25/2017		$9,110	$9,083
Chrysler Group LLC
3.500% due 05/24/2017		5,770	5,763
Community Health Systems, Inc.
3.486% due 01/25/2017		2,985	2,972
Dell, Inc.
3.750% due 10/29/2018		11,340	11,306
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		12,340	11,273
HCA, Inc.
2.919% due 03/31/2017		38,207	37,987
Phillips-Van Heusen Corp.
3.250% due 02/13/2020		2,309	2,315
WaveDivision Holdings LLC
4.000% due 10/15/2019		2,940	2,903

Total Bank Loan Obligations (Cost $84,996)			83,602

CORPORATE BONDS & NOTES 28.8%
BANKING & FINANCE 21.4%
AGFC Capital Trust
6.000% due 01/15/2067		6,600	4,917
Ally Financial, Inc.
2.500% due 03/15/2017		30,000	29,521
2.750% due 01/30/2017		21,800	21,786
3.125% due 01/15/2016		10,850	10,931
3.500% due 07/18/2016		34,145	34,614
3.500% due 01/27/2019		5,000	4,953
4.625% due 06/26/2015		16,100	16,241
4.750% due 09/10/2018		5,000	5,188
5.500% due 02/15/2017		20,340	21,408
6.250% due 12/01/2017		9,800	10,609
8.300% due 02/12/2015		139,700	140,573
American Express Co.
7.000% due 03/19/2018		5,400	6,252
Aviation Loan Trust
2.351% due 12/15/2022		9,150	8,588
Banco Santander Chile
1.831% due 01/19/2016		25,000	25,125
Bank of America Corp.
0.562% due 08/15/2016		30,390	30,165
0.919% due 03/28/2018	EUR	1,000	1,196
1.317% due 03/22/2018		$50,000	50,405
2.000% due 01/11/2018		2,200	2,200
3.400% due 10/21/2025	MXN	119,000	8,579
5.625% due 10/14/2016		$200	214
5.650% due 05/01/2018		63,100	70,156
5.750% due 12/01/2017		14,275	15,784
6.000% due 09/01/2017		1,610	1,776
6.400% due 08/28/2017		7,150	7,972
6.500% due 08/01/2016		2,600	2,803
6.500% due 07/15/2018		300	342
6.875% due 04/25/2018		62,300	71,610
6.875% due 11/15/2018		300	349
7.800% due 09/15/2016		19,842	21,862
Bankia S.A.
0.285% due 01/25/2016	EUR	4,800	5,776
4.375% due 02/14/2017		2,500	3,237
Barclays Bank PLC
7.700% due 04/25/2018 (d)		$2,259	2,456
10.000% due 05/21/2021	GBP	25,675	53,139
10.179% due 06/12/2021		$7,700	10,364
14.000% due 06/15/2019 (d)	GBP	27,431	56,328
Bear Stearns Cos. LLC
6.400% due 10/02/2017		$26,200	29,362
7.250% due 02/01/2018		50,659	58,428
Blackstone CQP Holdco LP
9.296% due 03/18/2019		9,842	9,837
BPCE S.A.
5.150% due 07/21/2024		29,300	30,250
BPE Financiaciones S.A.
2.875% due 05/19/2016	EUR	700	866

CIT Group, Inc.
4.250% due 08/15/2017		$22,700	23,211
4.750% due 02/15/2015		222,135	222,510
5.000% due 05/15/2017		4,760	4,950
5.250% due 03/15/2018		10,547	11,022
5.500% due 02/15/2019		11,747	12,430
6.625% due 04/01/2018		2,601	2,832
CitiFinancial Credit Co.
6.625% due 06/01/2015		100	102
Citigroup, Inc.
0.764% due 05/31/2017	EUR	1,600	1,926
0.778% due 03/10/2017		$1,500	1,497
0.912% due 11/15/2016		1,920	1,921
1.194% due 07/25/2016		15,000	15,101
3.953% due 06/15/2016		200	208
6.000% due 08/15/2017		1,720	1,904
6.125% due 05/15/2018		6,640	7,521
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	4,000	5,758
8.375% due 07/26/2016 (d)		$5,900	6,313
8.400% due 06/29/2017 (d)		2,000	2,195
11.000% due 06/30/2019 (d)		300	387
Corp. Andina de Fomento
3.950% due 10/15/2021 (c)	MXN	242,173	16,473
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$5,070	5,248
Eksportfinans ASA
2.000% due 09/15/2015		10,025	10,049
5.500% due 06/26/2017		10,000	10,694
Ford Motor Credit Co. LLC
1.482% due 05/09/2016		10,357	10,451
2.500% due 01/15/2016		4,200	4,249
2.750% due 05/15/2015		12,182	12,265
3.984% due 06/15/2016		10,800	11,189
4.207% due 04/15/2016		29,040	30,073
4.250% due 02/03/2017		3,590	3,772
6.625% due 08/15/2017		14,500	16,175
7.000% due 04/15/2015		7,000	7,121
8.000% due 12/15/2016		2,600	2,913
12.000% due 05/15/2015		33,514	34,841
General Motors Financial Co., Inc.
2.750% due 05/15/2016		33,220	33,822
GMAC International Finance BV
7.500% due 04/21/2015	EUR	50,600	62,224
Goldman Sachs Group, Inc.
0.632% due 07/22/2015		$300	300
0.697% due 03/22/2016		850	848
5.750% due 10/01/2016		200	215
6.150% due 04/01/2018		300	337
HBOS PLC
0.882% due 09/01/2016	EUR	4,900	5,916
0.957% due 09/30/2016		$4,800	4,789
5.374% due 06/30/2021	EUR	10,000	13,583
HSBC Bank USA N.A.
6.000% due 08/09/2017		$19,100	21,129
HSBC Finance Capital Trust
5.911% due 11/30/2035		500	508
HSBC USA Capital Trust
7.808% due 12/15/2026		1,000	1,008
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		1,400	1,466
International Lease Finance Corp.
4.875% due 04/01/2015		8,200	8,275
5.750% due 05/15/2016		5,035	5,233
6.750% due 09/01/2016		70,800	75,579
7.125% due 09/01/2018		5,300	5,949
8.625% due 09/15/2015		7,421	7,755
8.750% due 03/15/2017		24,500	27,195
IPIC GMTN Ltd.
3.125% due 11/15/2015		6,100	6,200
JPMorgan Chase & Co.
0.784% due 04/25/2018		25,000	24,963
1.134% due 01/25/2018		18,000	18,155
3.450% due 03/01/2016		7,212	7,406
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,200	2,802
6.000% due 10/01/2017		$22,300	24,768
LBG Capital PLC
8.500% due 12/17/2021 (d)		3,600	3,908
15.000% due 12/21/2019	EUR	1,100	1,973
Lloyds Bank PLC
4.385% due 05/12/2017 (d)		600	769
12.000% due 12/16/2024 (d)		$58,400	83,512
Lloyds Banking Group PLC
7.625% due 06/27/2023 (d)	GBP	2,500	3,902

Morgan Stanley
1.750% due 02/25/2016		$44,900	45,164
5.550% due 04/27/2017		940	1,021
5.750% due 10/18/2016		700	752
5.950% due 12/28/2017		700	778
6.250% due 08/28/2017		20,100	22,344
6.625% due 04/01/2018		3,500	3,990
MUFG Union Bank N.A.
2.625% due 09/26/2018		19,300	19,602
Murray Street Investment Trust
4.647% due 03/09/2017		26,100	27,562
Navient Corp.
5.000% due 04/15/2015		3,500	3,535
5.000% due 06/15/2018		1,855	1,846
5.500% due 01/15/2019		9,346	9,580
6.000% due 01/25/2017		17,000	17,850
6.250% due 01/25/2016		31,500	32,839
8.450% due 06/15/2018		62,604	69,960
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		600	672
QBE Capital Funding Ltd.
7.250% due 05/24/2041		33,100	36,125
Rabobank Group
8.375% due 07/26/2016 (d)		2,000	2,140
RCI Banque S.A.
4.375% due 01/27/2015	EUR	6,200	7,520
4.600% due 04/12/2016		$14,500	15,074
Regions Financial Corp.
5.750% due 06/15/2015		9,130	9,321
Royal Bank of Scotland Group PLC
6.125% due 12/15/2022		180	196
6.400% due 10/21/2019		42,650	49,590
6.666% due 10/05/2017 (d)	CAD	5,300	5,041
6.990% due 10/05/2017 (d)		$20,945	23,668
7.387% due 12/29/2049 (d)	GBP	939	1,499
7.648% due 09/30/2031 (d)		$2,125	2,486
Royal Bank of Scotland NV
0.936% due 03/09/2015		4,500	4,489
Royal Bank of Scotland PLC
4.375% due 03/16/2016		11,500	11,895
Springleaf Finance Corp.
5.400% due 12/01/2015		13,100	13,460
5.750% due 09/15/2016		1,000	1,035
Stone Street Trust
5.902% due 12/15/2015		30,100	31,340
Svensk Exportkredit AB
1.750% due 10/20/2015		3,350	3,386
UBS AG
7.625% due 08/17/2022		49,800	58,719
Waha Aerospace BV
3.925% due 07/28/2020		30,660	32,231
Wells Fargo & Co.
5.900% due 06/15/2024 (d)		10,200	10,302

			2,414,964

INDUSTRIALS 4.5%
AbbVie, Inc.
0.992% due 11/06/2015		6,196	6,216
1.200% due 11/06/2015		27,400	27,486
Altria Group, Inc.
4.125% due 09/11/2015		6,600	6,752
9.700% due 11/10/2018		468	595
Anadarko Petroleum Corp.
5.950% due 09/15/2016		200	214
6.375% due 09/15/2017		100	111
Anglo American Capital PLC
1.181% due 04/15/2016		2,000	2,003
ArcelorMittal
4.250% due 08/05/2015		4,450	4,522
Aviation Capital Group Corp.
3.875% due 09/27/2016		30,800	31,597
Avnet, Inc.
6.625% due 09/15/2016		1,450	1,568
Centex Corp.
6.500% due 05/01/2016		4,500	4,800
Chesapeake Energy Corp.
3.481% due 04/15/2019		5,100	5,011
Community Health Systems, Inc.
5.125% due 08/15/2018		1,000	1,038
Con-way, Inc.
7.250% due 01/15/2018		2,500	2,843
ConAgra Foods, Inc.
1.900% due 01/25/2018		15,600	15,508

Continental Airlines Pass-Through Trust
6.703% due 12/15/2022		469	507
CSX Corp.
6.250% due 03/15/2018		600	682
D.R. Horton, Inc.
5.625% due 01/15/2016		2,500	2,612
6.500% due 04/15/2016		4,330	4,590
Daimler Finance North America LLC
0.831% due 01/09/2015		13,310	13,311
1.875% due 01/11/2018		1,100	1,105
Deutsche Telekom International Finance BV
5.750% due 03/23/2016		7,620	8,051
DISH DBS Corp.
4.250% due 04/01/2018		14,915	15,269
4.625% due 07/15/2017		27,100	28,082
7.125% due 02/01/2016		26,211	27,620
7.750% due 05/31/2015		200	206
7.875% due 09/01/2019		11,039	12,557
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015		1,100	1,139
Harvest Operations Corp.
2.125% due 05/14/2018		6,500	6,473
6.875% due 10/01/2017		5,500	5,328
HCA, Inc.
3.750% due 03/15/2019		9,600	9,636
6.375% due 01/15/2015		1,400	1,404
6.500% due 02/15/2016		1,050	1,099
7.190% due 11/15/2015		1,175	1,229
Hewlett-Packard Co.
2.350% due 03/15/2015		10,502	10,536
Imperial Tobacco Finance PLC
2.050% due 02/11/2018		4,300	4,279
Kinder Morgan, Inc.
8.250% due 02/15/2016		300	318
Kroger Co.
2.200% due 01/15/2017		7,815	7,944
Lafarge S.A.
6.200% due 07/09/2015		8,075	8,300
Masco Corp.
4.800% due 06/15/2015		3,000	3,047
5.850% due 03/15/2017		1,700	1,832
6.125% due 10/03/2016		5,000	5,327
McKesson Corp.
1.292% due 03/10/2017		1,525	1,519
7.500% due 02/15/2019		5,000	5,979
MGM Resorts International
6.625% due 07/15/2015		1,670	1,703
6.875% due 04/01/2016		6,600	6,897
7.500% due 06/01/2016		2,915	3,083
7.625% due 01/15/2017		1,685	1,820
10.000% due 11/01/2016		16,810	18,785
Nabisco, Inc.
7.550% due 06/15/2015		2,200	2,253
New York Times Co.
5.000% due 03/15/2015		2,000	2,015
Pactiv LLC
8.125% due 06/15/2017		5,000	5,437
Pearson Dollar Finance PLC
6.250% due 05/06/2018		25,925	29,007
Petrobras International Finance Co. S.A.
2.875% due 02/06/2015		3,000	2,988
Phillips 66
1.950% due 03/05/2015		4,742	4,754
Reynolds American, Inc.
6.750% due 06/15/2017		300	334
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		8,700	9,015
Rockies Express Pipeline LLC
3.900% due 04/15/2015		10,200	10,174
Rohm & Haas Co.
6.000% due 09/15/2017		201	222
RPM International, Inc.
6.500% due 02/15/2018		4,000	4,473
Ryland Group, Inc.
5.375% due 01/15/2015		4,800	4,812
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		1,400	1,506
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016		5,350	5,505
4.949% due 01/15/2015		107	107
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	3,000	3,969
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/2016		$2,500	2,666
Toll Brothers Finance Corp.
8.910% due 10/15/2017		1,700	1,981

Transocean, Inc.
4.950% due 11/15/2015		162	162
UAL Pass-Through Trust
10.400% due 05/01/2018		6,668	7,430
Universal Health Services, Inc.
3.750% due 08/01/2019		20,800	20,826
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020 ^		500	55
Volvo Treasury AB
5.950% due 04/01/2015		21,300	21,549
Wynn Las Vegas LLC
7.750% due 08/15/2020		29,850	31,946

			505,719

UTILITIES 2.9%
AES Corp.
3.234% due 06/01/2019		34,900	34,115
CenturyLink, Inc.
7.600% due 09/15/2039		5,000	4,975
Dominion Resources, Inc.
7.500% due 06/30/2066		5,000	5,287
Midwest Generation LLC
8.560% due 01/02/2016		403	407
Petrobras Global Finance BV
2.603% due 03/17/2017		63,800	59,053
Sinopec Group Overseas Development Ltd.
1.009% due 04/10/2017		93,600	93,778
Sprint Communications, Inc.
6.000% due 12/01/2016		7,600	7,964
8.375% due 08/15/2017		20,725	22,435
9.125% due 03/01/2017		20,211	22,282
Telecom Italia Capital S.A.
5.250% due 10/01/2015		703	720
Telecom Italia SpA
4.500% due 09/20/2017	EUR	3,500	4,550
4.500% due 01/25/2021		700	926
7.000% due 01/20/2017		8,200	11,023
TransAlta Corp.
4.750% due 01/15/2015		$22,700	22,720
Verizon Communications, Inc.
1.771% due 09/15/2016		27,903	28,421
1.991% due 09/14/2018		11,100	11,557

			330,213

Total Corporate Bonds & Notes (Cost $3,186,396)			3,250,896

MUNICIPAL BONDS & NOTES 1.3%
CALIFORNIA 0.6%
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019		660	773
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015		25,900	26,644
6.200% due 03/01/2019		30,000	34,501
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033		3,500	2,892
5.750% due 06/01/2047		3,725	3,078

			67,888

DISTRICT OF COLUMBIA 0.0%
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033		160	194

ILLINOIS 0.0%
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
2.913% due 01/01/2019		350	371

MASSACHUSETTS 0.0%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2004
1.336% due 07/01/2020		450	473

OHIO 0.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034		2,255	1,808
5.875% due 06/01/2030		1,300	1,084
5.875% due 06/01/2047		25,525	20,841

6.500% due 06/01/2047	9,295	8,169

		31,902

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
5.200% due 06/01/2046	1,000	743

WASHINGTON 0.4%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.103% due 07/01/2023	4,300	4,441
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	14,800	15,066
2.803% due 07/01/2021	8,500	8,720
2.953% due 07/01/2022	15,000	15,368

		43,595

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	5,610	4,827

Total Municipal Bonds & Notes (Cost $138,981)		149,993

U.S. GOVERNMENT AGENCIES 8.8%
Fannie Mae
0.215% due 12/25/2036	130	129
0.230% due 07/25/2037	216	210
0.270% due 01/25/2021	7	7
0.290% due 03/25/2034	144	144
0.300% due 03/25/2036	71	68
0.320% due 08/25/2034	57	57
0.370% due 10/27/2037	400	394
0.470% due 12/25/2028	8	8
0.520% due 03/25/2037 - 09/25/2042	562	566
0.612% due 10/18/2030	5	5
0.670% due 03/25/2017	6	6
0.712% due 04/18/2032	60	61
1.070% due 04/25/2032	3	3
1.315% due 08/01/2042 - 10/01/2044	421	437
1.625% due 11/25/2023	44	46
1.996% due 12/01/2034	63	67
2.002% due 12/01/2034	66	69
2.010% due 06/01/2035	60	63
2.125% due 09/01/2035	1,169	1,253
2.175% due 03/01/2036	377	403
2.192% due 05/25/2035	45	47
2.220% due 05/01/2036	194	209
2.232% due 09/01/2034	34	37
2.250% due 02/01/2036	93	100
2.254% due 08/01/2029	15	16
2.300% due 01/01/2036	258	276
2.334% due 09/01/2039	27	28
2.340% due 09/01/2031	20	21
2.344% due 06/01/2030	1	1
2.362% due 12/01/2035	5	6
2.485% due 11/01/2034	565	605
2.791% due 11/01/2042	50,371	51,346
2.988% due 05/01/2036	23	24
3.500% due 03/01/2020 - 01/01/2045	55,988	58,346
4.000% due 01/01/2045 - 02/01/2045	647,000	689,914
4.286% due 08/01/2028	6	6
4.371% due 12/01/2036	50	53
4.382% due 03/01/2027	2	2
4.500% due 04/01/2018 - 06/01/2024	892	939
5.000% due 08/01/2020 - 08/01/2038	87,070	96,193
5.500% due 05/01/2035 - 02/01/2045	1,662	1,858
5.610% due 01/25/2032	89	98
5.659% due 02/25/2033	260	290
6.000% due 04/25/2043 - 01/01/2045	20,177	22,884
6.473% due 10/25/2031	34	36
6.500% due 06/01/2036 - 10/01/2038	6,177	7,187
6.589% due 10/25/2031	251	273
7.500% due 12/25/2019 - 06/01/2031	257	284
8.500% due 10/25/2019	3	3
9.000% due 12/25/2019	30	33
Federal Housing Administration
6.896% due 07/01/2020	470	460
7.430% due 02/01/2023	5	5
7.465% due 11/01/2019	32	31
Freddie Mac
0.361% due 10/15/2020	11	11
0.401% due 05/15/2036	8	8
0.511% due 12/15/2029	99	99

0.661% due 01/15/2032	17	17
1.111% due 10/15/2020	1	1
1.315% due 10/25/2044 - 02/25/2045	582	588
1.515% due 07/25/2044	3,587	3,609
1.565% due 10/25/2021 (a)	37,302	3,199
1.845% due 09/01/2035	20	21
2.231% due 08/01/2035	29	31
2.271% due 09/01/2035	10	10
2.348% due 12/01/2032	11	11
2.350% due 03/01/2036	147	157
2.496% due 05/01/2025	3	3
5.000% due 03/15/2021 - 04/01/2030	10,694	11,827
5.500% due 03/01/2023 - 01/01/2039	292	326
6.500% due 10/25/2043	108	125
6.555% due 09/25/2029	164	167
7.002% due 11/25/2030	45	45
7.500% due 08/15/2030	25	29
7.602% due 12/25/2030	177	187
11.718% due 04/15/2044	9,101	9,647
Ginnie Mae
0.465% due 05/20/2037	1,560	1,564
0.661% due 04/16/2032	14	14
0.711% due 12/16/2025	60	61
1.625% due 12/20/2021 - 07/20/2030	283	293
2.000% due 06/20/2021 - 10/20/2027	93	97
3.500% due 11/20/2017	3	3
4.000% due 12/20/2017	2	2
4.500% due 01/20/2036 (a)	3,502	131
5.000% due 03/15/2039 - 05/15/2039	3,450	3,815
5.500% due 10/15/2034 - 03/15/2035	142	161
6.000% due 06/20/2038	61	65
7.500% due 08/20/2029	75	87
8.000% due 03/20/2030	21	26
8.500% due 04/20/2030 - 07/20/2030	2	2
Overseas Private Investment Corp.
0.000% due 05/02/2016 - 11/17/2017	16,030	18,371
Small Business Administration
4.340% due 03/01/2024	125	131
4.760% due 09/01/2025	143	153
5.600% due 09/01/2028	480	533
6.220% due 12/01/2028	454	520
7.190% due 12/01/2019	78	85
7.200% due 10/01/2019	346	372

Total U.S. Government Agencies (Cost $987,774)		992,211

U.S. TREASURY OBLIGATIONS 22.4%
U.S. Treasury Bonds
3.000% due 11/15/2044	36,800	38,686
3.125% due 08/15/2044 (g)	103,100	111,018
4.250% due 05/15/2039	55,800	71,816
4.500% due 08/15/2039	62,900	83,912
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2022 (j)	85,489	83,476
0.125% due 01/15/2023 (j)	35,179	34,096
0.125% due 07/15/2024 (j)	32,198	31,080
0.375% due 07/15/2023 (g)(j)(l)	391,453	387,875
2.000% due 01/15/2026	114,962	132,040
2.375% due 01/15/2025	158,081	186,017
U.S. Treasury Notes
1.875% due 11/30/2021 (g)	225,400	224,115
2.000% due 05/31/2021 (l)	126,900	127,480
2.000% due 10/31/2021 (l)	6,400	6,415
2.125% due 09/30/2021 (g)(i)(l)	574,900	581,233
2.250% due 11/15/2024	100	101
2.375% due 08/15/2024 (g)	416,700	424,204

Total U.S. Treasury Obligations (Cost $2,523,121)		2,523,564

MORTGAGE-BACKED SECURITIES 16.0%
Adjustable Rate Mortgage Trust
2.758% due 09/25/2035	27	24
4.826% due 10/25/2035 ^	3,419	3,185
American Home Mortgage Assets Trust
0.360% due 05/25/2046 ^	881	639
0.380% due 10/25/2046	1,172	796
0.710% due 11/25/2035	966	851
1.033% due 11/25/2046	13,850	7,675
1.053% due 10/25/2046	5,039	3,698
1.073% due 09/25/2046	2,010	1,430
1.083% due 10/25/2046	417	348
American Home Mortgage Investment Trust
1.832% due 09/25/2045	1,130	1,095
2.069% due 10/25/2034	66	67
2.332% due 02/25/2045	1,697	1,696

Banc of America Alternative Loan Trust
5.750% due 04/25/2033	457	477
6.000% due 01/25/2036 ^	1,393	1,189
6.346% due 04/25/2037 ^	1,424	1,177
Banc of America Commercial Mortgage Trust
5.561% due 04/10/2049	5,428	5,816
Banc of America Funding Trust
0.355% due 10/20/2036	1,089	786
0.380% due 04/25/2037 ^	966	680
0.395% due 06/20/2047	15,645	14,989
0.445% due 06/20/2047	2,000	1,419
0.450% due 07/25/2037	5,605	4,905
0.460% due 07/25/2037	7,740	6,751
0.570% due 05/25/2037 ^	563	392
2.634% due 05/25/2035	35	36
2.799% due 01/20/2047 ^	767	615
5.181% due 05/20/2036	1,498	1,457
5.318% due 06/20/2037 ^	418	399
5.419% due 10/20/2046	3,812	3,288
5.500% due 09/25/2034	3,468	3,477
5.806% due 03/25/2037 ^	34	30
5.878% due 10/25/2036 ^	702	606
6.000% due 03/25/2037 ^	4,036	3,485
6.000% due 08/25/2037 ^	3,457	3,050
Banc of America Mortgage Trust
2.623% due 07/25/2033	853	857
2.644% due 09/25/2034	1,451	1,429
2.674% due 05/25/2034	1,519	1,520
2.693% due 02/25/2034	207	205
2.705% due 01/25/2035	471	452
6.500% due 10/25/2031	6	6
6.500% due 09/25/2033	141	146
BCAP LLC Trust
0.953% due 11/26/2046	4,811	4,652
1.941% due 04/26/2037	5,290	5,168
2.611% due 10/26/2036	401	12
2.786% due 05/26/2036	1,450	1,466
4.000% due 04/26/2037	1,149	1,172
5.041% due 03/26/2037	10,813	10,679
5.250% due 02/26/2036	5,582	5,134
5.250% due 04/26/2037	12,490	11,796
5.250% due 06/26/2037	2,533	2,562
5.349% due 07/26/2035	483	484
10.264% due 02/26/2036	3,190	1,394
10.901% due 04/26/2037	3,154	1,017
16.773% due 06/26/2036	3,403	964
BCRR Trust
5.796% due 08/17/2045	5,956	6,347
Bear Stearns Adjustable Rate Mortgage Trust
2.290% due 08/25/2035	1,051	1,059
2.314% due 04/25/2034	170	170
2.354% due 02/25/2033	11	11
2.360% due 02/25/2036	561	485
2.430% due 10/25/2035	757	749
2.437% due 08/25/2033	629	642
2.468% due 10/25/2033	32	33
2.482% due 05/25/2034	30	28
2.515% due 03/25/2035	2,036	2,059
2.546% due 08/25/2035	276	243
2.595% due 01/25/2035	621	629
2.647% due 05/25/2034	96	92
2.660% due 11/25/2034	348	350
2.668% due 02/25/2033	18	17
2.674% due 08/25/2035 ^	2,641	2,322
2.686% due 01/25/2034	587	590
2.786% due 02/25/2034	53	52
2.794% due 10/25/2034	108	97
2.810% due 04/25/2034	10	10
2.955% due 05/25/2047 ^	865	745
3.013% due 11/25/2034	12	12
4.781% due 03/25/2035	31	31
5.122% due 08/25/2035	17,646	17,854
5.133% due 08/25/2035	565	506
Bear Stearns ALT-A Trust
0.330% due 02/25/2034	133	120
0.370% due 02/25/2034	213	157
0.490% due 08/25/2036 ^	3,940	3,015
0.510% due 08/25/2036	1,459	1,019
0.610% due 04/25/2036	5,296	3,942
0.850% due 09/25/2034	162	162
0.870% due 09/25/2034	1,570	1,531
2.351% due 01/25/2036 ^	2,878	2,329
2.374% due 03/25/2036	3,019	2,117
2.461% due 08/25/2036 ^	29	21
2.551% due 03/25/2036	964	707
2.554% due 05/25/2035	5,846	5,787

2.590% due 11/25/2036		5,781	4,013
2.653% due 11/25/2036		39,796	31,782
2.667% due 11/25/2035 ^		288	227
4.334% due 11/25/2036 ^		1,205	931
Bear Stearns Mortgage Funding Trust
0.360% due 01/25/2037		4,386	3,633
7.000% due 08/25/2036		2,400	2,242
Bear Stearns Structured Products, Inc.
2.337% due 12/26/2046		1,853	1,452
2.591% due 01/26/2036		429	341
Berica Residential MBS SRL
0.383% due 03/31/2048	EUR	15,590	18,520
Chase Mortgage Finance Trust
2.479% due 03/25/2037		$169	157
2.506% due 07/25/2037		145	147
2.535% due 02/25/2037		185	182
2.541% due 02/25/2037		2,181	2,154
ChaseFlex Trust
0.470% due 07/25/2037		1,245	1,075
0.630% due 07/25/2037 ^		631	378
6.000% due 02/25/2037 ^		1,257	1,109
6.350% due 08/25/2037 ^		4,473	3,613
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.400% due 05/25/2036		2,522	2,223
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037		327	336
6.000% due 09/25/2037		714	747
Citigroup Mortgage Loan Trust, Inc.
1.930% due 09/25/2035		1,075	1,048
2.230% due 09/25/2035		306	306
2.280% due 09/25/2035		4,109	4,121
2.540% due 05/25/2035		20	20
2.540% due 10/25/2035		38	38
2.540% due 11/25/2035		4,457	4,428
2.556% due 08/25/2035		2,728	2,641
2.587% due 02/25/2034		337	336
2.612% due 03/25/2036		32,059	32,437
2.625% due 11/25/2036 ^		1,474	1,272
2.730% due 07/25/2046 ^		104	91
2.745% due 09/25/2037 ^		766	688
5.625% due 09/25/2037 ^		5,307	4,659
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		76	83
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^		2,038	1,699
6.000% due 06/25/2037		1,368	1,141
6.000% due 10/25/2037 ^		11,683	10,215
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^		2,031	1,776
Countrywide Alternative Loan Trust
0.290% due 06/25/2036		2,710	2,322
0.310% due 04/25/2047		6,699	5,662
0.330% due 02/25/2047		439	388
0.340% due 11/25/2036		479	442
0.340% due 01/25/2037 ^		371	351
0.350% due 05/25/2047		14,776	12,341
0.360% due 09/25/2046 ^		285	241
0.360% due 12/20/2046		35,902	27,479
0.370% due 06/25/2037		45	37
0.375% due 03/20/2046		3,860	3,065
0.375% due 07/20/2046 ^		737	515
0.395% due 07/20/2035		91	80
0.420% due 09/25/2046 ^		833	421
0.450% due 12/25/2035		636	560
0.450% due 02/25/2037		703	555
0.485% due 11/20/2035		6,499	5,329
0.520% due 05/25/2037 ^		98	62
0.540% due 02/25/2037 ^		18,952	11,890
0.570% due 05/25/2036		4,549	3,471
0.620% due 09/25/2035 ^		6,530	5,007
0.670% due 12/25/2035 ^		8,593	6,243
0.670% due 05/25/2037 ^		2,380	1,531
0.870% due 05/25/2036		2,815	1,832
0.880% due 07/25/2036 ^		2,176	1,392
0.920% due 08/25/2035		225	189
0.970% due 12/25/2035		1,624	1,351
1.070% due 12/25/2036 ^		9,590	6,185
1.113% due 12/25/2035		1,423	1,193
1.113% due 02/25/2036		23	21
1.593% due 01/25/2036		2,026	1,882
2.631% due 06/25/2037		7,002	5,877
4.500% due 09/25/2018		2,195	2,262
5.220% due 10/25/2035 ^		1,142	978
5.250% due 10/25/2033		1,695	1,756
5.250% due 06/25/2035 ^		51	47
5.500% due 04/25/2035		1,000	986

5.500% due 10/25/2035 ^		1,238	1,137
5.500% due 11/25/2035 ^		3,409	3,005
5.500% due 11/25/2035		1,578	1,457
5.500% due 01/25/2036		1,062	951
5.500% due 03/25/2036		119	96
5.750% due 02/25/2035		1,312	1,291
5.750% due 07/25/2035 ^		4,543	4,271
6.000% due 04/25/2036 ^		1,581	1,335
6.000% due 01/25/2037 ^		2,007	1,672
6.000% due 02/25/2037 ^		3,449	2,810
6.000% due 02/25/2037		1,082	862
6.000% due 03/25/2037 ^		2,149	1,777
6.000% due 04/25/2037		10,136	8,866
6.000% due 05/25/2037 ^		1,568	1,287
6.000% due 08/25/2037 ^		1,204	1,029
6.250% due 11/25/2036 ^		1,105	1,048
6.500% due 06/25/2036 ^		190	155
6.500% due 09/25/2037 ^		2,032	1,656
Countrywide Home Loan Mortgage Pass-Through Trust
0.460% due 04/25/2035		802	713
0.490% due 03/25/2035		7,397	5,756
0.500% due 02/25/2035		131	121
0.510% due 02/25/2035		161	146
0.540% due 02/25/2035		2,419	2,125
0.930% due 09/25/2034		12	11
2.060% due 07/25/2034		472	468
2.313% due 02/20/2036 ^		1,062	973
2.330% due 02/20/2036		1,827	1,567
2.362% due 09/20/2036 ^		3,400	2,974
2.418% due 11/25/2034		156	148
2.423% due 12/25/2033		88	88
2.432% due 05/20/2036		5,819	4,785
2.440% due 11/19/2033		56	52
2.459% due 10/19/2032		11	9
2.465% due 08/25/2034		1,055	921
2.483% due 09/25/2034		58	44
2.483% due 02/20/2036		12,665	10,754
2.519% due 06/25/2033		568	561
2.550% due 03/25/2037 ^		305	244
2.555% due 06/20/2035		47	42
2.589% due 08/25/2034		424	392
5.500% due 03/25/2035		921	966
5.500% due 11/25/2035 ^		243	233
5.500% due 07/25/2037 ^		1,479	1,372
5.750% due 07/25/2037 ^		7,913	7,441
6.000% due 02/25/2036		1,353	1,152
6.000% due 03/25/2036 ^		13	12
6.000% due 05/25/2036 ^		6,737	6,188
Countrywide Home Loan Reperforming REMIC Trust
0.510% due 06/25/2035		2,918	2,616
0.570% due 11/25/2034		78	72
Credit Suisse Commercial Mortgage Trust
5.297% due 12/15/2039		25,866	27,480
Credit Suisse First Boston Mortgage Securities Corp.
0.265% due 05/15/2023 (a)		219,000	3,013
0.798% due 03/25/2032		117	108
2.179% due 06/25/2033		65	65
2.248% due 07/25/2033		18	18
2.472% due 08/25/2033		64	63
6.000% due 01/25/2036		3,618	2,697
6.500% due 04/25/2033		1	1
7.000% due 02/25/2034		421	456
Credit Suisse Mortgage Capital Certificates
0.392% due 02/27/2036		1,227	1,163
2.346% due 07/27/2037		4,037	3,084
2.482% due 02/26/2036		1,515	1,463
2.880% due 08/27/2046		5,515	5,442
5.383% due 02/15/2040		3,292	3,431
5.467% due 09/16/2039		1,904	1,985
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^		1,643	1,454
7.000% due 08/25/2037		1,669	1,240
Deco UK PLC
0.717% due 01/27/2020	GBP	2,278	3,476
Deutsche ALT-A Securities, Inc.
0.270% due 08/25/2037		$1,728	1,276
0.320% due 03/25/2037 ^		1,522	1,109
0.380% due 08/25/2037		1,598	1,352
0.500% due 02/25/2036		11,640	9,251
1.810% due 08/25/2035 ^		643	516
Deutsche ALT-B Securities, Inc.
0.270% due 10/25/2036 ^		16	10
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.809% due 06/28/2047		199	198
Downey Savings & Loan Association Mortgage Loan Trust
0.424% due 08/19/2045		43	39

1.033% due 03/19/2046 ^		1,681	1,298
2.491% due 07/19/2044		648	647
EF Hutton Trust
9.950% due 10/20/2018		10	11
EMF-NL BV
1.081% due 07/17/2041	EUR	1,200	1,310
EMF-NL Prime BV
0.881% due 04/17/2041		6,931	7,942
Eurosail PLC
1.581% due 10/17/2040		4,024	4,856
First Horizon Alternative Mortgage Securities Trust
2.225% due 03/25/2035		$80	65
2.231% due 04/25/2036		1,380	1,163
2.240% due 09/25/2035		1,367	1,203
2.296% due 01/25/2036		12,069	9,758
2.316% due 06/25/2036		1,574	1,227
6.000% due 08/25/2036 ^		2,311	1,944
First Horizon Asset Securities, Inc.
5.500% due 12/25/2035 ^		2,919	2,642
First Horizon Mortgage Pass-Through Trust
2.534% due 02/25/2034		722	719
2.564% due 10/25/2035 ^		6,630	5,851
2.612% due 08/25/2035		665	618
First Republic Mortgage Loan Trust
0.511% due 11/15/2031		925	867
GMAC Commercial Mortgage Securities, Inc.
0.897% due 04/15/2034 (a)		167	0
GMAC Mortgage Corp. Loan Trust
2.926% due 06/25/2034		11	10
Granite Master Issuer PLC
0.744% due 12/20/2054	GBP	986	1,525
Granite Mortgages PLC
0.731% due 07/20/2043		$521	519
0.940% due 09/20/2044	GBP	154	240
Greenpoint Mortgage Funding Trust
0.440% due 11/25/2045		$135	107
0.610% due 06/25/2045		22	19
Greenpoint Mortgage Pass-Through Certificates
2.786% due 10/25/2033		93	91
GS Mortgage Securities Trust
5.374% due 05/17/2045		4,112	4,323
GSMPS Mortgage Loan Trust
0.520% due 03/25/2035		94	83
GSR Mortgage Loan Trust
1.890% due 03/25/2033		30	29
2.093% due 06/25/2034		590	575
2.216% due 06/25/2034		569	534
2.655% due 09/25/2035		431	436
2.669% due 09/25/2035		1,821	1,833
4.979% due 11/25/2035		421	412
5.000% due 05/25/2037		473	432
5.750% due 03/25/2036 ^		880	809
5.750% due 01/25/2037		2,030	1,993
6.000% due 03/25/2032		8	8
6.000% due 02/25/2036		5,053	4,463
6.000% due 03/25/2037		2,954	2,695
6.000% due 05/25/2037		1,227	1,155
6.500% due 09/25/2036		884	751
HarborView Mortgage Loan Trust
0.344% due 11/19/2036		308	253
0.344% due 07/19/2046		336	217
0.344% due 11/19/2046 ^		98	78
0.354% due 01/19/2038		10,552	9,019
0.404% due 06/19/2035		138	121
0.414% due 01/19/2036		2,674	1,860
0.434% due 03/19/2035		4,115	3,633
0.444% due 02/19/2036		2,067	1,563
0.474% due 11/19/2035		2,081	1,770
0.914% due 10/19/2035		1,137	982
0.963% due 12/19/2036 ^		6,089	5,014
0.984% due 11/19/2034		1,640	1,222
2.331% due 04/19/2034		19	20
2.483% due 05/19/2033		71	71
2.513% due 06/19/2045		4,957	3,266
2.711% due 07/19/2035		520	469
HomeBanc Mortgage Trust
2.256% due 04/25/2037 ^		15,321	9,438
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037		6,691	5,838
Impac CMB Trust
0.830% due 03/25/2035		343	316
Impac Secured Assets Trust
0.340% due 01/25/2037		11,067	9,270
0.520% due 05/25/2036		424	413
IndyMac Adjustable Rate Mortgage Trust
1.707% due 01/25/2032		5	5

IndyMac Mortgage Loan Trust
0.310% due 04/25/2037	4,187	3,888
0.330% due 04/25/2037	1,025	902
0.360% due 09/25/2046	53	45
0.370% due 11/25/2046	745	518
0.410% due 06/25/2037	2,959	2,619
0.420% due 02/25/2037	2,700	1,607
0.470% due 07/25/2035	2,355	2,107
2.352% due 01/25/2036	959	786
2.446% due 01/25/2036	2,758	2,599
2.519% due 10/25/2034	2,723	2,614
2.525% due 12/25/2034	1,198	1,108
2.555% due 12/25/2036 ^	97	85
2.761% due 06/25/2037 ^	1,391	1,030
2.800% due 06/25/2036	1,703	1,313
2.822% due 03/25/2037 ^	6,041	5,653
4.273% due 05/25/2036 ^	6,380	5,489
4.523% due 08/25/2035	3,016	2,496
JPMorgan Alternative Loan Trust
0.310% due 03/25/2037	1,474	1,078
0.315% due 09/25/2036	13,484	11,986
0.320% due 07/25/2036	3,700	3,681
2.763% due 05/25/2037 ^	2,979	2,266
5.500% due 11/25/2036 ^	1	1
5.683% due 05/26/2037	10,241	9,215
6.310% due 08/25/2036	3,000	2,377
JPMorgan Chase Commercial Mortgage Securities Trust
5.257% due 05/15/2047	15,157	15,871
5.397% due 05/15/2045	53,373	56,184
JPMorgan Mortgage Trust
1.990% due 11/25/2033	30	29
2.539% due 04/25/2037 ^	126	114
2.576% due 07/25/2035	81	83
2.581% due 07/25/2035	94	94
2.636% due 02/25/2035	527	518
2.650% due 02/25/2036	26	24
2.676% due 05/25/2034	282	279
5.028% due 11/25/2035	1,227	1,177
5.076% due 04/25/2036	736	697
5.750% due 01/25/2036 ^	2,480	2,338
6.000% due 08/25/2037 ^	7,294	6,683
6.250% due 07/25/2036	2,994	2,636
6.500% due 01/25/2036	1,028	894
6.500% due 08/25/2036 ^	5,113	4,375
JPMorgan Resecuritization Trust
2.259% due 05/27/2037	4,235	4,130
2.412% due 06/27/2037	107	107
LB Commercial Mortgage Trust
5.858% due 07/15/2044	10,214	11,139
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039	3,113	3,293
Lehman XS Trust
0.330% due 03/25/2047	3,102	2,386
0.370% due 08/25/2046	5,198	4,364
0.400% due 04/25/2046	6,061	4,633
0.430% due 02/25/2046	2,709	2,015
Luminent Mortgage Trust
0.340% due 12/25/2036	286	231
0.410% due 04/25/2036	5,464	3,647
MASTR Adjustable Rate Mortgages Trust
0.380% due 04/25/2046	743	566
0.380% due 05/25/2047	1,251	1,164
0.470% due 05/25/2047 ^	751	496
2.171% due 05/25/2034	494	489
2.420% due 05/25/2034	293	287
2.639% due 11/21/2034	161	165
MASTR Asset Securitization Trust
5.500% due 11/25/2017	6	6
5.500% due 09/25/2033	145	151
MASTR Reperforming Loan Trust
6.000% due 08/25/2034	862	877
MASTR Seasoned Securitization Trust
3.277% due 10/25/2032	41	41
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.861% due 11/15/2031	229	223
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.601% due 12/15/2030	413	396
Merrill Lynch Alternative Note Asset Trust
0.340% due 02/25/2037	1,321	1,236
0.350% due 04/25/2037	16,157	15,453
Merrill Lynch Mortgage Investors Trust
0.380% due 02/25/2036	2,224	2,054
0.420% due 11/25/2035	7	7
0.420% due 08/25/2036	21	20
0.550% due 08/25/2035	4,400	4,085
0.830% due 06/25/2028	5	5

0.906% due 11/25/2029 (a)		5,657	125
1.156% due 10/25/2035		1,243	1,186
1.582% due 10/25/2035		300	292
2.124% due 02/25/2036		2,130	2,136
2.162% due 11/25/2035		1,225	1,217
2.221% due 02/25/2033		51	49
2.791% due 05/25/2033		8	8
3.094% due 03/25/2036 ^		2,045	1,410
Morgan Stanley Capital Trust
5.447% due 02/12/2044		50	53
5.592% due 04/12/2049		362	365
5.665% due 04/15/2049		79,036	85,373
Morgan Stanley Mortgage Loan Trust
2.125% due 06/25/2036		11,579	11,541
2.180% due 06/25/2036		97	93
2.345% due 08/25/2034		668	629
2.505% due 07/25/2035		356	312
2.510% due 11/25/2037		4,319	3,519
2.514% due 07/25/2035		624	580
2.622% due 08/25/2034		72	71
Morgan Stanley Re-REMIC Trust
5.796% due 08/12/2045		778	835
Mortgages PLC
1.013% due 10/31/2038	GBP	2,133	3,192
NAAC Reperforming Loan REMIC Trust Certificates
6.500% due 02/25/2035		$1,193	1,231
Newgate Funding PLC
0.682% due 12/15/2050	EUR	18,409	21,506
Nomura Asset Acceptance Corp.
0.590% due 04/25/2047		$12,423	8,494
2.655% due 10/25/2035		1,467	1,345
2.870% due 08/25/2035		1,141	1,110
Nomura Resecuritization Trust
2.654% due 12/26/2046		15,770	14,163
Prime Mortgage Trust
0.570% due 02/25/2034		7	7
0.670% due 02/25/2035		2,348	2,237
5.500% due 06/25/2036 ^		522	493
RBSGC Structured Trust
5.500% due 11/25/2035		29,746	26,342
RBSSP Resecuritization Trust
0.410% due 06/27/2036		9,319	5,940
0.410% due 08/27/2037		3,414	2,318
Residential Accredit Loans, Inc. Trust
0.310% due 01/25/2037		3,130	2,567
0.320% due 02/25/2047		12,258	7,090
0.350% due 05/25/2036		3,582	2,911
0.355% due 12/25/2036		227	176
0.420% due 02/25/2036 ^		552	394
0.420% due 08/25/2037		203	164
0.470% due 01/25/2035		199	191
0.470% due 08/25/2035		1,683	1,309
0.570% due 03/25/2033		58	57
0.570% due 11/25/2036 ^		789	497
0.570% due 10/25/2045		489	382
0.850% due 12/25/2033		268	250
3.053% due 03/25/2035 ^		1,447	1,213
3.215% due 02/25/2035 ^		2,076	1,674
3.406% due 09/25/2035 ^		1,440	1,174
3.411% due 12/26/2034		749	642
3.561% due 12/25/2035		7,250	6,120
3.762% due 01/25/2036 ^		4,383	3,537
6.000% due 10/25/2034		7,057	7,423
6.000% due 06/25/2036 ^		799	663
6.000% due 08/25/2036		1,074	862
6.500% due 09/25/2037 ^		864	680
Residential Asset Securitization Trust
0.520% due 10/25/2018		23	23
0.570% due 05/25/2033		31	30
0.570% due 01/25/2046 ^		2,902	1,542
0.620% due 02/25/2034		287	267
0.870% due 10/25/2035 ^		7,834	6,072
5.500% due 09/25/2035 ^		211	183
5.500% due 12/25/2035 ^		552	477
5.750% due 02/25/2036 ^		2,063	1,736
6.000% due 07/25/2036		1,022	910
6.000% due 03/25/2037 ^		2,471	1,790
6.000% due 07/25/2037 ^		2,208	1,638
6.250% due 07/25/2036 ^		7,163	6,803
Residential Funding Mortgage Securities, Inc. Trust
2.976% due 09/25/2035 ^		40	32
3.225% due 02/25/2036 ^		1,412	1,268
3.290% due 09/25/2036 ^		105	81
5.500% due 11/25/2035		10,673	10,170
6.000% due 10/25/2036 ^		1,646	1,458
6.500% due 03/25/2032		46	48

RMAC Securities PLC
0.710% due 06/12/2044	GBP	1,262	1,836
Royal Bank of Scotland Capital Funding Trust
5.941% due 02/16/2051		$2,487	2,596
6.040% due 12/16/2049		7,268	7,699
Salomon Brothers Mortgage Securities, Inc.
0.670% due 05/25/2032		134	129
Securitized Asset Sales, Inc.
0.477% due 11/26/2023		47	40
Sequoia Mortgage Trust
0.885% due 11/22/2024		143	143
2.657% due 09/20/2046		221	185
Sovereign Commercial Mortgage Securities Trust
5.988% due 07/22/2030		2,700	2,733
STRIPS Ltd.
5.000% due 03/24/2018		279	64
Structured Adjustable Rate Mortgage Loan Trust
0.390% due 06/25/2037		5,583	4,951
0.490% due 10/25/2035		10,232	8,701
1.515% due 01/25/2035		38	31
2.430% due 05/25/2034		719	718
2.457% due 07/25/2034		1,012	1,013
2.467% due 04/25/2034		143	144
2.469% due 01/25/2035		341	317
2.511% due 03/25/2034		38	37
2.514% due 08/25/2035		57	53
2.523% due 09/25/2034		109	108
2.538% due 10/25/2036		1,097	825
2.555% due 09/25/2036 ^		708	445
2.573% due 02/25/2034		57	57
4.785% due 11/25/2035		13,432	11,602
4.803% due 04/25/2036 ^		1,352	1,053
Structured Asset Mortgage Investments Trust
0.290% due 08/25/2036		488	376
0.350% due 07/25/2046		6,054	4,966
0.360% due 07/25/2046		17,770	14,335
0.380% due 04/25/2036		525	390
0.380% due 08/25/2036		2,405	1,886
0.380% due 05/25/2046		374	283
0.400% due 05/25/2045		115	104
0.414% due 07/19/2035		1,128	1,086
0.450% due 02/25/2036		805	651
0.470% due 08/25/2036 ^		964	417
0.744% due 07/19/2034		31	31
0.824% due 09/19/2032		7	7
0.864% due 03/19/2034		9	9
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.217% due 01/25/2032		130	125
2.345% due 06/25/2033		76	73
2.369% due 03/25/2033		100	100
2.516% due 02/25/2032		6	6
4.740% due 12/25/2034		48	50
5.667% due 03/25/2034		7,658	7,978
Structured Asset Securities Corp. Trust
2.619% due 10/28/2035		315	302
5.500% due 09/25/2035		7,043	7,273
Thornburg Mortgage Securities Trust
1.420% due 06/25/2037		11,665	10,230
1.878% due 06/25/2037		51,460	49,616
2.020% due 10/25/2043		264	258
5.383% due 07/25/2036		9,237	9,226
TIAA Seasoned Commercial Mortgage Trust
5.560% due 08/15/2039		1,800	1,849
UBS-Citigroup Commercial Mortgage Trust
2.470% due 01/10/2045 (a)		41,292	4,149
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048		1,843	1,949
5.716% due 06/15/2049		53,653	57,742
5.749% due 07/15/2045		37,744	40,023
5.941% due 02/15/2051		23,397	25,093
Wachovia Mortgage Loan Trust LLC
2.440% due 03/20/2037 ^		974	939
2.738% due 05/20/2036 ^		2,779	2,442
5.422% due 10/20/2035		4,181	4,147
WaMu Mortgage Pass-Through Certificates
0.460% due 07/25/2045		368	346
WaMu Mortgage Pass-Through Certificates Trust
0.400% due 04/25/2045		1,442	1,352
0.430% due 11/25/2045		70	65
0.440% due 12/25/2045		17	16
0.460% due 12/25/2045		1,214	1,106
0.480% due 01/25/2045		3,746	3,489
0.490% due 07/25/2045		21	20
0.813% due 02/25/2047		398	326
0.843% due 01/25/2047		333	303
0.863% due 06/25/2047 ^		387	137

0.873% due 04/25/2047	107	94
0.890% due 11/25/2034	2,077	2,009
0.923% due 12/25/2046	669	632
0.993% due 10/25/2046	43,170	35,366
1.093% due 06/25/2046	1,836	1,682
1.113% due 02/25/2046	145	138
1.113% due 08/25/2046	4,927	4,179
1.313% due 11/25/2042	28	27
1.513% due 06/25/2042	749	726
1.513% due 08/25/2042	299	277
1.732% due 10/25/2036 ^	99	83
1.822% due 01/25/2037 ^	807	690
1.921% due 02/27/2034	386	379
2.017% due 12/25/2036 ^	436	383
2.100% due 05/25/2037	153	131
2.119% due 07/25/2037 ^	863	738
2.122% due 03/25/2037 ^	84,276	74,629
2.143% due 03/25/2033	138	138
2.163% due 05/25/2046	238	204
2.163% due 09/25/2046	389	358
2.163% due 10/25/2046	322	298
2.163% due 11/25/2046	724	664
2.163% due 12/25/2046	838	783
2.184% due 02/25/2037 ^	596	500
2.233% due 09/25/2036 ^	1,156	1,043
2.273% due 12/25/2032	6,399	6,385
2.301% due 02/25/2037 ^	436	377
2.329% due 03/25/2036	1,303	1,215
2.331% due 10/25/2035	10,715	10,432
2.362% due 08/25/2035	1,564	1,563
2.366% due 01/25/2036	2,574	2,556
2.396% due 03/25/2035	710	707
2.407% due 06/25/2037	3,634	3,220
2.419% due 03/25/2034	9	9
2.426% due 10/25/2034	629	628
2.441% due 09/25/2033	44	45
2.443% due 06/25/2033	281	284
4.005% due 12/25/2036 ^	5,589	5,107
4.492% due 04/25/2037	68,210	63,628
6.047% due 10/25/2036 ^	2,287	1,941
Washington Mutual Mortgage Loan Trust
1.311% due 05/25/2041	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust
0.870% due 01/25/2036 ^	8,989	6,960
0.883% due 04/25/2047	8,462	6,843
1.053% due 07/25/2046 ^	153	90
2.026% due 02/25/2033	20	20
2.405% due 06/25/2033	127	127
5.750% due 11/25/2035	2,236	2,013
5.750% due 01/25/2036 ^	8,099	7,260
6.000% due 10/25/2035 ^	1,143	872
Wells Fargo Alternative Loan Trust
0.520% due 06/25/2037 ^	5,481	3,703
6.000% due 07/25/2037	1,373	1,298
6.250% due 07/25/2037 ^	10,857	9,910
6.250% due 11/25/2037 ^	1,699	1,629
Wells Fargo Mortgage-Backed Securities Trust
2.590% due 10/25/2033	793	803
2.599% due 02/25/2034	674	685
2.600% due 04/25/2036 ^	3,362	3,294
2.601% due 03/25/2035	2,787	2,812
2.601% due 04/25/2036	1,126	1,093
2.607% due 04/25/2036	13	13
2.607% due 07/25/2036 ^	5,287	5,125
2.612% due 03/25/2036	1,727	1,724
2.613% due 03/25/2035	542	543
2.613% due 05/25/2036 ^	937	890
2.614% due 06/25/2035	444	447
2.615% due 12/25/2033	6	6
2.615% due 06/25/2035	420	417
2.616% due 01/25/2035	266	271
2.618% due 09/25/2034	1,827	1,587
4.621% due 04/25/2035	78	78
5.588% due 04/25/2036	465	466
5.750% due 03/25/2037	39	37
6.000% due 03/25/2037 ^	4,013	3,922
6.000% due 04/25/2037	3,707	3,686
6.000% due 07/25/2037	1,855	1,829

Total Mortgage-Backed Securities (Cost $1,655,227)		1,807,184

ASSET-BACKED SECURITIES 15.0%
Access Group, Inc.
1.534% due 10/27/2025	3,768	3,782

Accredited Mortgage Loan Trust
0.300% due 02/25/2037		7,987	7,636
0.435% due 04/25/2036		10,500	8,891
0.610% due 09/25/2035		2,000	1,965
0.630% due 09/25/2035		1,800	1,659
0.640% due 09/25/2035		600	455
ACE Securities Corp.
0.290% due 08/25/2036 ^		3,647	1,556
0.325% due 08/25/2036		23,865	20,355
0.330% due 08/25/2036 ^		1,955	841
0.370% due 12/25/2036		6,964	2,930
0.595% due 11/25/2035		3,000	2,415
0.660% due 08/25/2035		2,006	1,984
0.850% due 09/25/2035		1,761	1,424
1.145% due 11/25/2033		430	404
1.970% due 10/25/2032		1,732	1,699
Aegis Asset-Backed Securities Trust
0.610% due 06/25/2035		1,200	1,078
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		7,950	8,347
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.620% due 01/25/2036		7,900	7,237
0.640% due 10/25/2035		2,670	2,602
0.640% due 01/25/2036		11,921	9,834
0.670% due 09/25/2035		2,350	2,114
1.040% due 07/25/2034		713	636
1.190% due 10/25/2034		700	626
1.220% due 11/25/2034		2,297	2,182
1.295% due 11/25/2034		1,144	985
5.325% due 11/25/2035		90	92
Amortizing Residential Collateral Trust
0.750% due 07/25/2032		6	6
0.870% due 10/25/2031		829	753
Argent Securities Trust
0.280% due 09/25/2036		1,037	407
0.320% due 06/25/2036		4,600	1,691
0.320% due 07/25/2036		2,862	1,302
0.320% due 09/25/2036		1,223	482
0.330% due 05/25/2036		2,286	852
0.410% due 07/25/2036		2,636	1,218
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.370% due 10/25/2035		5	5
0.490% due 01/25/2036		3,483	2,729
0.975% due 02/25/2034		1,695	1,526
Asset-Backed Funding Certificates Trust
0.280% due 01/25/2037		5,283	3,316
0.330% due 01/25/2037		2,538	1,605
0.845% due 06/25/2035		3,700	3,360
0.870% due 06/25/2034		833	783
1.220% due 03/25/2034		2,953	2,360
1.295% due 12/25/2032		992	959
Asset-Backed Securities Corp. Home Equity Loan Trust
0.600% due 11/25/2035		1,000	972
0.620% due 11/25/2035		1,200	1,059
0.720% due 09/25/2034		3	3
1.265% due 02/25/2035		1,398	1,134
Avoca CLO PLC
0.438% due 09/15/2021	EUR	396	477
Bayview Financial Mortgage Pass-Through Trust
5.638% due 11/28/2036		$606	610
Bayview Financial Revolving Asset Trust
1.100% due 02/28/2040		228	186
Bear Stearns Asset-Backed Securities Trust
0.225% due 12/25/2036 ^		2	2
0.320% due 11/25/2036		7,817	6,380
0.325% due 01/25/2037		2,469	2,052
0.330% due 08/25/2036		11,246	9,751
0.370% due 12/25/2036		4,325	4,061
0.370% due 04/25/2037 ^		5,160	4,701
0.410% due 06/25/2047		3,500	2,987
0.570% due 09/25/2046		1,213	1,041
0.585% due 11/25/2035 ^		2,700	2,623
0.635% due 11/25/2035 ^		1,540	1,245
0.660% due 07/25/2035		2,395	2,358
0.660% due 09/25/2035		2,266	1,869
0.805% due 08/25/2035		6,188	5,864
0.835% due 10/25/2035		4,000	3,218
0.920% due 09/25/2035		1,391	1,336
1.115% due 04/25/2035		4,150	3,895
1.170% due 10/25/2037		925	869
1.170% due 11/25/2042		12	11
1.420% due 08/25/2037		19,461	17,915
5.500% due 08/25/2036		1,542	1,545
5.750% due 11/25/2034		1,983	1,971
6.500% due 10/25/2036		5,945	4,974

Belle Haven ABS CDO Ltd.
0.592% due 11/03/2044		23,649	11,824
0.632% due 11/03/2044		35,456	17,728
Berica Asset-Backed Security SRL
0.379% due 12/31/2055	EUR	8,116	9,776
BlackRock Senior Income
0.471% due 04/20/2019		$1,390	1,378
Carrington Mortgage Loan Trust
0.230% due 01/25/2037		823	627
0.320% due 05/25/2036		1,794	1,695
0.330% due 10/25/2036		2,035	1,231
0.410% due 06/25/2036		3,400	2,274
0.630% due 06/25/2035		1,780	1,704
1.070% due 05/25/2034		2,977	2,741
Cavendish Square Funding PLC
0.350% due 02/11/2055	EUR	1,058	1,207
Centex Home Equity Loan Trust
0.470% due 06/25/2036		$3,750	2,882
Citigroup Mortgage Loan Trust, Inc.
0.230% due 07/25/2045		56	49
0.310% due 08/25/2036		7,721	6,970
0.330% due 09/25/2036		26,042	18,098
0.330% due 12/25/2036		3,859	2,353
0.430% due 03/25/2036		2,648	1,784
0.570% due 11/25/2046		1,011	863
Citius Funding Ltd.
0.407% due 05/05/2046		475,954	65,063
Clavos Euro CDO Ltd.
0.661% due 04/18/2023	EUR	247	299
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031		$15,430	17,171
Countrywide Asset-Backed Certificates
0.290% due 06/25/2047		1,093	1,082
0.305% due 01/25/2037		9,758	9,268
0.310% due 08/25/2037		31,300	25,557
0.320% due 12/25/2036		12,248	11,514
0.320% due 01/25/2045		1,445	1,423
0.320% due 12/25/2046		10,667	9,466
0.320% due 06/25/2047		25,434	21,549
0.330% due 01/25/2046		1,237	1,081
0.340% due 06/25/2047		3,272	2,934
0.360% due 06/25/2047		20,200	17,324
0.390% due 06/25/2037		3,000	1,732
0.450% due 09/25/2036		5,008	4,290
0.460% due 06/25/2036		5,000	4,130
0.460% due 08/25/2036		1,400	1,192
0.470% due 06/25/2036		4,600	3,825
0.480% due 09/25/2037		1,800	678
0.495% due 04/25/2036		8,100	7,449
0.510% due 12/25/2036 ^		541	368
0.520% due 04/25/2036		1,900	1,657
0.650% due 12/25/2031		2	1
0.650% due 01/25/2036		5,100	4,302
0.670% due 08/25/2047		12,255	12,067
0.690% due 12/25/2035		2,800	2,759
0.750% due 06/25/2035		4,375	3,834
0.890% due 07/25/2034		2,200	2,086
1.025% due 05/25/2036		5,000	4,258
1.155% due 02/25/2035		4,400	3,838
1.775% due 01/25/2034		2,466	2,324
4.542% due 04/25/2036		1,100	1,108
5.157% due 07/25/2036		1,063	1,031
5.195% due 10/25/2046 ^		4,086	3,549
5.628% due 04/25/2047 ^		9,597	7,957
Countrywide Asset-Backed Certificates Trust
0.305% due 10/25/2046 ^		5,685	4,815
0.330% due 03/25/2037		9,770	8,894
0.415% due 05/25/2036		391	391
0.520% due 04/25/2036		4,889	4,820
0.635% due 05/25/2036		8,500	6,150
0.755% due 07/25/2035		9,000	8,599
1.025% due 08/25/2034		1,912	1,822
5.251% due 12/25/2034		4,131	4,050
Credit Suisse First Boston Mortgage Securities Corp.
0.775% due 01/25/2032		8	7
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036		1,579	904
0.510% due 07/25/2037		11,368	7,725
0.920% due 04/25/2036		3,039	2,637
4.099% due 01/25/2037 ^		1,752	959
4.105% due 03/25/2037 ^		12,938	8,140
6.280% due 05/25/2035		2,119	2,119
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		315	330
7.790% due 05/25/2030 ^		802	796

Eaton Vance CDO PLC
0.329% due 03/25/2026	EUR	5,944	7,076
Fairbanks Capital Mortgage Loan Trust
1.370% due 05/25/2028		$23	22
Faxtor ABS BV
0.356% due 11/02/2070	EUR	1,910	2,272
Fieldstone Mortgage Investment Trust
0.330% due 11/25/2036		$2,489	1,457
First Franklin Mortgage Loan Asset-Backed Certificates
0.995% due 05/25/2034		422	390
First Franklin Mortgage Loan Trust
0.310% due 09/25/2036		1,992	1,798
0.530% due 10/25/2035		11,845	11,067
0.635% due 12/25/2035		5,400	5,190
0.650% due 05/25/2035		2,399	2,228
0.995% due 01/25/2035		714	658
1.115% due 03/25/2035		2,900	2,458
1.430% due 07/25/2034		1,681	1,459
First NLC Trust
0.240% due 08/25/2037		26	15
Fremont Home Loan Trust
0.300% due 11/25/2036		7,478	3,661
0.320% due 10/25/2036		1,601	794
0.320% due 01/25/2037		2,266	1,164
0.410% due 02/25/2037		6,119	3,545
0.420% due 05/25/2036		12,667	7,565
Galaxy CLO Ltd.
0.474% due 04/25/2019		926	924
GSAA Home Equity Trust
0.450% due 07/25/2037		31,412	12,424
0.620% due 08/25/2037		1,735	1,570
4.999% due 09/25/2035		493	504
5.995% due 03/25/2046 ^		4,989	3,841
GSAMP Trust
0.220% due 12/25/2046		1,896	1,087
0.270% due 12/25/2046		5,721	3,302
0.320% due 12/25/2046		3,425	1,990
0.400% due 12/25/2046		856	503
0.410% due 08/25/2036		1,803	1,375
0.430% due 06/25/2036		7,462	4,799
0.440% due 04/25/2036		3,600	2,245
1.025% due 11/25/2034		2,830	2,623
Home Equity Asset Trust
0.450% due 08/25/2036		5,900	5,032
0.660% due 12/25/2035		200	179
1.870% due 05/25/2033		5,649	5,403
Home Equity Loan Trust
0.510% due 04/25/2037		3,000	1,825
Home Equity Mortgage Trust
5.367% due 07/25/2036 ^		303	162
HSI Asset Securitization Corp. Trust
0.220% due 10/25/2036		40	22
0.280% due 12/25/2036		5,493	2,669
0.340% due 12/25/2036		1,430	696
0.350% due 04/25/2037		26,300	19,179
0.360% due 01/25/2037		2,500	1,621
0.390% due 12/25/2036		11,756	5,783
Huntington CDO Ltd.
0.502% due 11/05/2040		27,380	25,888
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.330% due 07/25/2037		4,439	2,596
0.370% due 07/25/2037		6,529	3,844
0.410% due 04/25/2047		3,500	2,053
ING Investment Management CLO Ltd.
0.479% due 12/13/2020		1,994	1,979
Inwood Park CDO Ltd.
0.456% due 01/20/2021		3,730	3,717
IXIS Real Estate Capital Trust
0.400% due 01/25/2037		5,800	3,168
JPMorgan Mortgage Acquisition Corp.
0.360% due 05/25/2035		1,785	1,760
JPMorgan Mortgage Acquisition Trust
0.235% due 08/25/2036		3	2
0.265% due 08/25/2036		64	33
0.295% due 10/25/2036		14,088	12,768
0.305% due 07/25/2036		2,489	1,265
0.330% due 07/25/2036 ^		2,286	1,241
0.360% due 03/25/2047		5,800	3,007
0.430% due 05/25/2037		1,400	1,093
6.130% due 07/25/2036 ^		1,819	1,108
L2L Education Loan Trust
0.501% due 06/15/2031		8,400	7,754
Landmark CDO Ltd.
0.506% due 07/15/2018		55	55
Lehman XS Trust
0.305% due 04/25/2037 ^		88	65

0.340% due 01/25/2037	3,687	3,183
0.430% due 05/25/2046 ^	45,516	19,412
Long Beach Mortgage Loan Trust
0.470% due 02/25/2036	2,890	1,824
0.510% due 01/25/2046	5,000	4,179
0.730% due 10/25/2034	631	592
1.070% due 06/25/2035	1,800	1,672
1.970% due 07/25/2032 ^	269	236
MASTR Asset-Backed Securities Trust
0.220% due 11/25/2036	89	42
0.320% due 08/25/2036	1,448	793
0.340% due 10/25/2036	8,063	6,861
0.380% due 05/25/2037	3,930	2,854
0.410% due 03/25/2036	5,159	3,252
0.410% due 10/25/2036	1,700	1,059
0.430% due 06/25/2036	14,451	7,913
0.670% due 10/25/2035	1,182	822
Merit Securities Corp.
6.690% due 07/28/2033	689	710
Meritage Mortgage Loan Trust
0.920% due 11/25/2035	799	765
Merrill Lynch Mortgage Investors Trust
0.240% due 04/25/2047	3,453	1,971
0.280% due 03/25/2037	128	126
0.280% due 08/25/2037	3,414	2,002
0.320% due 08/25/2037	20,597	12,160
0.370% due 01/25/2037	3,049	2,930
0.670% due 06/25/2036	863	797
4.665% due 02/25/2037 ^	1,864	414
Morgan Stanley ABS Capital, Inc. Trust
0.230% due 12/25/2036	5,840	3,190
0.280% due 03/25/2037	2,252	1,279
0.310% due 11/25/2036	15,155	10,534
0.320% due 09/25/2036	13,698	7,783
0.320% due 10/25/2036	31,515	22,107
0.320% due 11/25/2036	5,104	3,276
0.320% due 12/25/2036	1,292	712
0.330% due 09/25/2036	1,952	1,190
0.390% due 11/25/2036	8,194	5,751
0.400% due 09/25/2036	1,952	1,205
0.400% due 02/25/2037	3,376	1,665
0.410% due 06/25/2036	1,934	1,442
0.420% due 08/25/2036	199	129
0.420% due 03/25/2037	24,150	13,956
0.460% due 01/25/2036	37,200	33,394
0.510% due 03/25/2037	3,578	2,087
0.530% due 02/25/2037	4,501	2,264
0.970% due 07/25/2037	237	230
1.085% due 03/25/2035	1,100	933
1.160% due 06/25/2035	6,600	5,974
1.220% due 09/25/2033	1,954	1,866
1.220% due 06/25/2035	4,000	3,006
Morgan Stanley Dean Witter Capital, Inc. Trust
1.445% due 09/25/2032	6,623	6,548
Morgan Stanley Home Equity Loan Trust
0.270% due 12/25/2036	2,352	1,445
0.520% due 04/25/2037	2,410	1,589
Morgan Stanley IXIS Real Estate Capital Trust
0.220% due 11/25/2036	2	1
Mountain View Funding CLO Ltd.
0.491% due 04/15/2019	1,210	1,203
MSIM Peconic Bay Ltd.
0.511% due 07/20/2019	360	360
National Collegiate Student Loan Trust
0.430% due 02/26/2029	3,000	2,783
New Century Home Equity Loan Trust
0.680% due 09/25/2035	3,400	2,984
3.170% due 01/25/2033	1,089	972
Newcastle CDO Ltd.
0.595% due 12/24/2039	14,520	14,193
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.500% due 10/25/2036	5,825	2,368
0.570% due 02/25/2037	627	270
North Carolina State Education Assistance Authority
0.970% due 07/25/2039	1,524	1,524
NovaStar Mortgage Funding Trust
0.290% due 11/25/2036	1,775	820
0.320% due 09/25/2036	5,990	3,502
0.340% due 11/25/2036	11,624	5,422
0.380% due 01/25/2037	4,403	2,167
0.420% due 10/25/2036	1,994	1,016
OHA Intrepid Leveraged Loan Fund Ltd.
1.151% due 04/20/2021	1,999	1,993
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
0.550% due 12/25/2035	9,000	7,892
5.675% due 12/25/2035	2,687	2,805

Option One Mortgage Loan Trust
0.300% due 07/25/2037		1,645	979
0.310% due 01/25/2037		10,034	6,135
0.350% due 04/25/2037		1,615	969
0.360% due 01/25/2036		780	758
0.390% due 01/25/2037		1,420	876
0.410% due 04/25/2037		1,734	958
0.420% due 03/25/2037		893	517
0.420% due 07/25/2037		2,227	1,338
Ownit Mortgage Loan Trust
0.305% due 05/25/2037		3,482	2,306
3.368% due 12/25/2036		1,126	707
Panhandle-Plains Higher Education Authority, Inc.
1.385% due 10/01/2035		6,451	6,564
Park Place Securities, Inc.
0.430% due 09/25/2035		16	16
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.640% due 09/25/2035		1,400	1,293
0.700% due 07/25/2035		3,800	3,286
0.890% due 03/25/2035		1,000	915
1.000% due 01/25/2036		1,000	896
People’s Financial Realty Mortgage Securities Trust
0.310% due 09/25/2036		3,154	1,294
RAAC Trust
0.470% due 06/25/2044		1,090	948
0.510% due 08/25/2036		3,510	3,120
0.850% due 05/25/2044		6,124	5,563
1.920% due 06/25/2035		4,300	4,181
Renaissance Home Equity Loan Trust
0.670% due 12/25/2033		27	27
4.227% due 09/25/2037		7,534	6,292
5.612% due 04/25/2037		3,986	2,165
Residential Asset Mortgage Products Trust
0.330% due 12/25/2036		868	851
0.360% due 02/25/2036		4,284	4,195
0.370% due 03/25/2036		4,771	4,685
0.470% due 03/25/2036		12,900	10,433
0.670% due 09/25/2035		460	406
0.715% due 06/25/2032		7	7
Residential Asset Securities Corp. Trust
0.320% due 07/25/2036		16,031	14,461
0.320% due 08/25/2036		2,502	2,403
0.320% due 09/25/2036		715	697
0.320% due 01/25/2037		1,657	1,549
0.330% due 11/25/2036		3,688	3,127
0.340% due 11/25/2036		1,575	1,392
0.350% due 04/25/2036		2,052	1,925
0.420% due 08/25/2036		6,600	5,562
0.420% due 04/25/2037		15,500	13,668
0.440% due 04/25/2036		921	888
0.440% due 07/25/2036		3,000	1,565
0.440% due 05/25/2037		800	722
0.540% due 03/25/2036		252	222
0.610% due 11/25/2035		3,300	2,921
0.630% due 09/25/2035		12,200	11,090
0.845% due 02/25/2035		2,024	1,885
0.860% due 08/25/2035		2,000	1,625
0.980% due 07/25/2034		851	763
1.010% due 12/25/2034		1,724	1,659
5.510% due 04/25/2033		4,100	4,350
6.228% due 04/25/2032		290	297
7.279% due 04/25/2032		624	642
Restructured Asset-Backed Securities Trust
4.000% due 12/15/2030		190	190
SACO, Inc.
0.570% due 04/25/2035		6	5
Saxon Asset Securities Trust
0.340% due 10/25/2046		4,092	3,389
0.950% due 03/25/2035		1,930	1,766
Securitized Asset-Backed Receivables LLC Trust
0.420% due 03/25/2036		4,000	2,305
0.460% due 11/25/2035		15,184	13,982
0.935% due 02/25/2034		2,785	2,636
SG Mortgage Securities Trust
0.320% due 10/25/2036		5,100	2,679
0.350% due 02/25/2036		1,267	841
0.380% due 10/25/2036		2,300	1,213
0.440% due 02/25/2036		7,689	4,336
Sierra Madre Funding Ltd.
0.537% due 09/07/2039		80,737	63,944
0.557% due 09/07/2039		188,259	149,007
SLM Private Education Loan Trust
3.411% due 05/16/2044		2,926	3,098
SLM Student Loan Trust
0.234% due 07/25/2017		222	222
0.342% due 12/15/2023	EUR	12,079	14,359

0.352% due 09/15/2021		349	422
1.534% due 01/25/2018		$2,365	2,378
1.734% due 04/25/2023		13,915	14,305
Soundview Home Loan Trust
0.230% due 11/25/2036		148	57
0.280% due 02/25/2037		5,780	2,831
0.350% due 05/25/2036		7,910	7,406
0.370% due 01/25/2037		24,980	20,035
0.430% due 02/25/2037		3,536	1,771
0.435% due 10/25/2036		6,675	5,688
0.520% due 03/25/2036		5,400	4,429
1.120% due 09/25/2037		5,814	4,691
1.120% due 10/25/2037		11,894	7,914
Specialty Underwriting & Residential Finance Trust
0.290% due 03/25/2037		1,606	857
0.320% due 09/25/2037		6,582	3,261
0.455% due 12/25/2036		8,000	6,258
Structured Asset Investment Loan Trust
0.320% due 09/25/2036		2,570	2,054
0.330% due 05/25/2036		1,064	856
0.875% due 03/25/2034		85	79
0.890% due 02/25/2035		1,900	1,814
1.070% due 09/25/2034		1,451	1,394
1.070% due 01/25/2035		4,521	4,471
1.100% due 01/25/2035		7,500	6,448
1.145% due 01/25/2035		1,713	786
1.295% due 01/25/2035		606	130
1.550% due 04/25/2033		368	323
1.745% due 01/25/2035		684	80
1.895% due 01/25/2035 ^		924	36
Structured Asset Securities Corp.
0.830% due 02/25/2035		3,488	3,240
Structured Asset Securities Corp. Mortgage Loan Trust
0.270% due 01/25/2037		157	157
0.340% due 12/25/2036		7,100	6,040
0.490% due 05/25/2037		3,615	3,294
Structured Asset Securities Corp. Trust
0.630% due 09/25/2035		11,700	8,324
Talon Funding Ltd.
0.725% due 06/05/2035		4,648	3,149
Terwin Mortgage Trust
1.110% due 12/25/2034		84	82
4.501% due 09/25/2036		328	341
4.849% due 08/25/2036		292	303
Triaxx Prime CDO Ltd.
0.430% due 10/02/2039		73,763	66,750
Washington Mutual Asset-Backed Certificates Trust
0.215% due 10/25/2036		2,607	1,338
0.410% due 05/25/2036		3,201	2,241
Wells Fargo Home Equity Asset-Backed Securities Trust
0.430% due 05/25/2036		2,000	1,885
0.630% due 11/25/2035		1,400	1,353
0.800% due 11/25/2035		3,000	2,661
1.220% due 09/25/2035		3,600	3,262

Total Asset-Backed Securities (Cost $1,443,996)			1,692,331

SOVEREIGN ISSUES 14.3%
Autonomous Community of Catalonia
3.875% due 04/07/2015	EUR	3,100	3,772
4.300% due 11/15/2016		200	254
4.750% due 06/04/2018		600	785
4.950% due 02/11/2020		300	404
Autonomous Community of Valencia
3.250% due 07/06/2015		700	857
4.375% due 07/16/2015		700	864
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2015	BRL	301,000	110,074
0.000% due 07/01/2015		250,000	88,750
0.000% due 10/01/2015		1,323,000	454,667
0.000% due 10/01/2016		413,000	125,415
0.000% due 01/01/2017		1,091,300	322,042
0.000% due 07/01/2017		969,000	269,468
Italy Certificati Di Credito Del Tesoro
0.000% due 12/31/2015	EUR	57,600	69,412
Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,700	2,775
New Zealand Government Bond
2.000% due 09/20/2025	NZD	16,494	12,853
3.000% due 09/20/2030		4,393	3,788
Republic of Greece Government Bond
3.930% due 03/30/2016 (e)	EUR	8,000	8,044
Slovenia Government International Bond
2.750% due 03/17/2015		19,200	23,380
4.700% due 11/01/2016		74,800	96,970

5.250% due 02/18/2024		$20,700	22,848

Total Sovereign Issues (Cost $1,908,572)			1,617,422

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% (d)		2,500	3,038

Total Convertible Preferred Securities (Cost $3,009)			3,038

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
8.500% due 05/15/2016 (d)		588,900	15,855

Total Preferred Securities (Cost $15,724)			15,855

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
COMMERCIAL PAPER 0.2%
Vodafone Group PLC
0.600% due 06/29/2015		$17,600	17,563

REPURCHASE AGREEMENTS (f) 0.0%			226

GREECE TREASURY BILLS 0.1%
2.046% due 02/06/2015	EUR	10,200	12,318

U.S. TREASURY BILLS 0.3%
0.058% due 02/19/2015 - 05/28/2015 (b)(g)(j)(l)		$35,180	35,174

Total Short-Term Instruments (Cost $66,557)			65,281

Total Investments in Securities (Cost $12,014,353)			12,201,377

	SHARES
INVESTMENTS IN AFFILIATES 3.7%
SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio		6,201,597	61,948
PIMCO Short-Term Floating NAV Portfolio III		36,139,325	358,213

Total Short-Term Instruments (Cost $421,034)			420,161

Total Investments in Affiliates (Cost $421,034)			420,161

Total Investments 111.7% (Cost $12,435,387)			$12,621,538
Financial Derivative Instruments (h)(k) 4.3% (Cost or Premiums, net $(58,059))			488,589
Other Assets and Liabilities, net (16.0%)			(1,814,905)

Net Assets 100.0%			$11,295,222

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Republic of Greece Government Bond	3.930%	03/30/2016	06/17/2014	$10,540	$8,044	0.07%

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$226	Fannie Mae 2.260% due 10/17/2022	$(234)	$226	$226

Total Repurchase Agreements						$(234)	$226	$226

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.150%	12/31/2014	01/07/2015	$(25,572)	$(25,571)
JPS	0.400%	12/22/2014	01/16/2015	(78,931)	(78,941)
	1.300%	12/31/2014	01/02/2015	(93,946)	(93,939)
RYL	0.050%	01/05/2015	01/12/2015	(86,176)	(86,176)

Total Reverse Repurchase Agreements					$(284,627)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.300%	12/09/2014	01/09/2015	$(2,137)	$(2,139)
	0.390%	12/23/2014	01/06/2015	(39,931)	(39,948)
	0.420%	12/18/2014	01/08/2015	(33,627)	(33,646)
	0.430%	12/22/2014	01/13/2015	(2,334)	(2,336)
BPG	(0.090%)	01/02/2015	01/09/2015	(18,814)	(18,821)
	(0.010%)	01/05/2015	01/12/2015	(6,431)	(6,434)
	0.360%	12/12/2014	01/12/2015	(10,469)	(10,478)
UBS	0.320%	12/08/2014	01/05/2015	(152,310)	(152,377)
	0.380%	12/16/2014	01/12/2015	(109,182)	(109,275)

Total Sale-Buyback Transactions					$(375,454)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $32,809 at a weighted average interest rate of 0.297%.
(3)	Payable for sale-buyback transactions includes $132 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	01/01/2045	$82,000	$(84,870)	$(85,444)
Fannie Mae	3.500%	02/01/2045	72,000	(74,636)	(74,827)
Fannie Mae	4.000%	01/01/2045	849,000	(901,572)	(905,872)
Fannie Mae	4.000%	02/01/2045	1,775,000	(1,886,000)	(1,889,049)
Fannie Mae	4.000%	03/12/2045	156,000	(165,555)	(165,560)
Fannie Mae	4.500%	01/01/2045	255,000	(276,234)	(276,779)

Total Short Sales				$(3,388,867)	$(3,397,531)

(g)	Securities with an aggregate market value of $671,295 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$107.000	01/23/2015	579	$5	$9
Put - CBOT U.S. Treasury 10-Year Note February Futures	110.000	01/23/2015	224	2	4
Put - CBOT U.S. Treasury 10-Year Note February Futures	112.000	01/23/2015	673	6	11
Put - CBOT U.S. Treasury 10-Year Note February Futures	114.000	01/23/2015	59	0	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	97.000	02/20/2015	3,984	34	64
Put - CBOT U.S. Treasury 10-Year Note March Futures	99.000	02/20/2015	10,000	84	159
Put - CBOT U.S. Treasury 10-Year Note March Futures	100.000	02/20/2015	700	6	11

Total Purchased Options				$137	$259

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,950.000	01/17/2015	686	$(814)	$(443)

Total Written Options				$(814)	$(443)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	10,192	$(2,534)	$127	$0
90-Day Eurodollar December Futures	Short	12/2016	10,192	2,148	0	(382)
90-Day Eurodollar June Futures	Short	06/2015	958	84	0	(12)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	15,779	6,675	3,452	0

Total Futures Contracts				$6,373	$3,579	$(394)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$100	$6	$0	$0	$0
CDX.IG-23 5-Year Index	1.000%	12/20/2019	100	2	0	0	0

				$8	$0	$0	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	06/17/2018		$1,878,900	$(7,470)	$(2,533)	$0	$(321)
Receive	3-Month USD-LIBOR	1.700%	10/16/2019		1,727,200	(2,389)	(194)	0	(1,283)
Receive	3-Month USD-LIBOR	1.650%	10/16/2019		894,000	936	2,177	0	(663)
Receive	3-Month USD-LIBOR	2.250%	12/17/2019		757,700	(18,203)	(2,692)	0	(603)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		1,761,800	(55,001)	(20,012)	0	(1,849)
Receive	3-Month USD-LIBOR	2.550%	09/04/2024		108,800	(3,608)	(3,283)	0	(115)
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		1,053,100	(69,720)	(41,235)	0	(1,153)
Receive	3-Month USD-LIBOR	2.750%	12/17/2024		336,300	(14,559)	(13,496)	0	(360)
Pay	6-Month AUD-BBR-BBSW	3.250%	09/21/2017	AUD	376,800	2,816	2,416	654	0
Pay	6-Month AUD-BBR-BBSW	3.500%	12/20/2018		75,400	451	457	48	0
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2019		2,181,150	47,747	42,584	9,289	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/17/2019		330,100	13,588	8,076	1,430	0
Pay	6-Month AUD-BBR-BBSW	3.000%	06/17/2020		257,900	2,659	1,098	1,226	0
Receive	6-Month AUD-BBR-BBSW	3.750%	12/17/2024		832,900	(35,828)	(34,171)	0	(6,021)
Receive	6-Month AUD-BBR-BBSW	3.500%	06/17/2025		140,200	(2,893)	(906)	0	(1,043)
Pay	6-Month EUR-EURIBOR	1.250%	03/18/2025	EUR	812,600	39,038	28,122	1,080	0
Receive	6-Month EUR-EURIBOR	1.750%	11/14/2044		80,800	(7,273)	(7,273)	0	(306)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		402,500	(64,895)	(46,723)	0	(1,585)
Receive	6-Month GBP-LIBOR	2.050%	09/23/2019	GBP	80,000	(4,106)	(3,900)	0	(182)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022		158,900	(5,079)	(3,532)	0	(759)
Pay	28-Day MXN-TIIE	7.740%	05/29/2024	MXN	14,900	29	3	4	0
Pay	28-Day MXN-TIIE	7.650%	05/30/2024		4,979,200	8,406	7,788	1,312	0
Pay	28-Day MXN-TIIE	6.150%	06/07/2024		1,997,000	1,401	1,910	779	0

						$(173,953)	$(85,319)	$15,822	$(16,243)

Total Swap Agreements						$(173,945)	$(85,319)	$15,822	$(16,243)

(i)	Securities with an aggregate market value of $20,362 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(j)	Securities with an aggregate market value of $196,064 and cash of $5,960 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2015	AUD	473,364		$404,899	$18,445	$0
BOA	01/2015		165,994		143,097	7,579	0
	01/2015	NZD	131,028		102,326	396	(279)
	01/2015		$57,643	AUD	70,647	33	0
	01/2015		146,115	EUR	117,789	0	(3,584)
	01/2015		23,688	JPY	2,840,859	29	0
	02/2015	AUD	70,647		$57,522	0	(33)
	02/2015	EUR	4,000		4,988	146	0
	02/2015	JPY	2,840,859		23,694	0	(29)
	02/2015	NOK	459,470		65,801	4,219	0
	02/2015		$1,187	MXN	16,288	0	(85)
	02/2015		67,204	NOK	457,030	0	(5,949)
	03/2015	MXN	424,982		$31,908	3,235	0
	05/2015	CAD	218,030		198,633	11,487	0
	06/2015	EUR	141,385		192,231	20,880	0
	06/2015		$20,168	EUR	15,433	0	(1,464)
	06/2016	EUR	475,695		$651,140	68,728	0
	06/2016		$26,424	EUR	19,565	0	(2,471)
BPS	01/2015	BRL	454,220		$174,824	3,949	0
	01/2015		$35,570	AUD	42,559	0	(825)
	01/2015		171,004	BRL	454,220	0	(129)
	01/2015		58,780	EUR	47,543	0	(1,250)
	02/2015	DKK	5,035		$830	12	0
	02/2015	MXN	1,341,265		100,185	9,491	0
	02/2015		$121,222	MXN	1,786,871	0	(336)
	04/2015	BRL	164,418		$67,426	7,065	0
	06/2015	EUR	57,727		78,289	8,327	0
	06/2015		$70,622	EUR	52,638	0	(6,828)
	07/2015	BRL	3,033		$1,254	169	0
	10/2015		964,000		384,554	48,451	0
	01/2017		252,000		91,586	12,797	0
	07/2017		418,000		143,495	17,781	0
BRC	01/2015		$92,746	AUD	113,618	12	0
	01/2015		778	ZAR	8,641	0	(34)
	02/2015	AUD	113,618		$92,556	0	(6)
	02/2015		$27,859	MXN	379,803	0	(2,164)
	06/2015	EUR	80,553		$109,440	11,814	0
	06/2015		$112,504	EUR	84,284	0	(10,356)
	06/2016	EUR	79,862		$109,814	11,990	0
CBK	01/2015		637,222		780,979	9,909	0
	01/2015	JPY	295,400		2,494	28	0
	01/2015		$236,249	EUR	190,818	0	(5,350)
	02/2015	CAD	69,116		$63,096	3,656	0
	02/2015	CHF	4,633		4,729	66	0
	02/2015	MXN	77,647		5,699	446	0
	02/2015		$781,196	EUR	637,222	0	(9,887)
	02/2015		7,152	INR	447,000	0	(148)
	02/2015		84,889	MXN	1,161,289	0	(6,325)
	03/2015	CAD	129,851		$111,901	282	0
	04/2015		$11,199	BRL	30,000	0	(185)
	06/2015	EUR	81,580		$111,520	12,649	0
	06/2015		$58,819	EUR	44,460	0	(4,936)
DUB	01/2015	JPY	17,977,359		$152,458	2,372	0
	01/2015		$235,265	AUD	288,414	196	0
	02/2015	AUD	288,414		$234,768	0	(196)
	02/2015	MXN	998,453		73,559	6,012	0
	06/2015		$96,208	EUR	73,990	0	(6,536)
	07/2015	BRL	31,702		$13,100	1,758	0
	10/2015		185,000		70,881	6,380	0
	02/2016	EUR	85,591		115,180	10,942	0
	06/2016		41,642		57,016	6,037	0
	06/2016		$57,988	EUR	42,993	0	(5,354)
	10/2016	JPY	14,171,622		$200,296	79,707	0
FBF	02/2015	MXN	187,127		12,809	149	0
	02/2015		$20,221	INR	1,261,790	0	(450)
	04/2015	BRL	2,079		$848	85	0
	06/2015	EUR	116,722		158,425	16,964	0
	07/2015	BRL	650		267	34	0
GLM	01/2015	AUD	309,916		257,925	4,910	0
	01/2015	EUR	176,037		218,222	5,209	0
	01/2015	ILS	1,106		278	0	(5)
	01/2015	SGD	1,020		771	1	0
	01/2015		$145,177	AUD	167,255	0	(8,630)
	01/2015		4,814	EUR	3,890	0	(107)
	01/2015		104,851	NZD	133,989	0	(332)
	02/2015	MXN	1,092,637		$80,572	6,653	0
	02/2015		$77,386	EUR	63,546	0	(469)
	02/2015		3,627	INR	228,295	0	(50)
	06/2015		152,478	EUR	114,663	0	(13,513)
	07/2015	BRL	176,623		$72,809	9,621	0
HUS	01/2015		$96,435	AUD	115,389	0	(2,231)
	01/2015		63,174	GBP	40,219	0	(489)
	01/2015		130,787	JPY	15,475,800	0	(1,585)
	02/2015		26,278	MXN	360,115	0	(1,916)
JPM	01/2015	BRL	130,568		$49,156	37	0
	01/2015	GBP	42,632		66,699	253	0
	01/2015	JPY	209,600		1,734	0	(16)
	01/2015		$50,053	BRL	130,568	0	(934)
	01/2015		563,730	EUR	454,628	0	(13,607)
	01/2015		2,225	GBP	1,418	0	(15)
	01/2015		1,369	JPY	165,700	15	0
	01/2015		24,679	NZD	31,638	0	0
	01/2015		60,170	ZAR	668,032	0	(2,650)
	01/2015	ZAR	704,519		$63,778	3,116	0
	02/2015	INR	44,273		706	12	0
	02/2015	MXN	252,707		17,320	224	0
	02/2015	SEK	12,260		1,615	42	0
	02/2015		$44,114	EUR	36,065	0	(460)
	02/2015		164,030	INR	10,326,837	0	(2,218)
	02/2015		107,559	MXN	1,584,352	0	(374)
	04/2015	BRL	136,000		$57,445	7,517	0
	07/2015		38,000		15,637	2,042	0
MSB	01/2015		454,220		171,970	1,095	0
	01/2015		$920	AUD	1,124	0	(3)
	01/2015		174,365	BRL	454,220	0	(3,490)
	01/2015		132,472	GBP	85,438	692	0
	02/2015	AUD	1,124		$918	3	0
	02/2015	GBP	85,438		132,440	0	(694)
	02/2015	MXN	1,871,870		128,048	1,412	0
	03/2015		$75,003	CAD	85,872	0	(1,188)
	04/2015	BRL	163,503		$67,034	7,009	0
	04/2015		$50,443	BRL	135,000	0	(882)
	06/2015	EUR	115,470		$158,290	18,346	0
	07/2015	BRL	454,220		165,333	2,835	0
	06/2016	EUR	110,976		152,631	16,770	0
	01/2017	BRL	195,000		70,793	9,825	0
NAB	06/2015	EUR	152,947		207,669	22,305	0
	06/2016		236,795		325,157	35,182	0
	07/2016		169,278		229,643	22,030	0
NGF	02/2015	HKD	12,085		1,559	1	0
RBC	01/2015	GBP	84,443		132,589	976	0
	01/2015		$67,690	AUD	83,028	94	0
	02/2015	AUD	83,028		$67,548	0	(94)
	02/2015		$154,113	MXN	2,145,745	0	(8,994)
	03/2015		31,399		424,982	0	(2,726)
SOG	01/2015	NZD	34,599		$26,872	0	(117)
	02/2015		$26,796	NZD	34,599	119	0
UAG	01/2015		38	AUD	47	0	0
	02/2015	AUD	47		$38	0	0
	02/2015		$9,991	INR	623,438	0	(222)
	02/2015		153	MXN	2,250	0	0
	06/2015		57,354	EUR	43,519	0	(4,612)
	10/2015	BRL	174,000		$69,268	8,602	0
	01/2017		170,000		61,195	8,043	0
	07/2017		551,000		192,800	27,086	0

Total Forward Foreign Currency Contracts						$646,784	$(147,812)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC CDX.IG-23 5-Year Index	Sell	0.700%	03/18/2015	$107,900	$248	$368

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
HUS	Put - OTC USD versus CAD	CAD	1.045	02/02/2015	$75,300	$8	$0
	Call - OTC USD versus CNH	CNH	6.310	12/03/2015	163,220	2,052	2,848
	Call - OTC USD versus CNY	CNY	6.250	12/02/2015	161,552	1,769	2,938
UAG	Call - OTC USD versus CNY		6.250	12/02/2015	2,100	40	38

						$3,869	$5,824

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	$943,600	$2,140	$1,613
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	479,500	989	871
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.460%	11/27/2017	46,600	3,573	2,671
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.525%	11/27/2017	56,500	4,897	3,016
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	11/27/2017	76,700	5,599	3,982
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	1,954,800	5,643	3,342
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.113%	12/16/2015	1,382,500	3,656	2,316
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/09/2015	206,400	11,455	21,188
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/24/2015	207,800	11,221	21,443
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	10/27/2017	252,300	17,994	12,758

							$67,167	$73,200

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
MYI	Call - OTC Fannie Mae 4.000% due 01/01/2045	$112.438	01/07/2015	$530,000	$21	$0
	Call - OTC Fannie Mae 4.000% due 02/01/2045	113.750	02/05/2015	136,000	5	0

					$26	$0

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
BOA	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/06/2015	$34,500	$2,812	$3,048
	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/19/2015	5,800	473	512

					$3,285	$3,560

Total Purchased Options					$74,595	$82,952

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	0.950%	03/18/2015		$107,900	$(259)	$(95)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	32,000	(62)	(38)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		32,000	(54)	(5)
BRC	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		$35,000	(21)	(6)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		181,800	(209)	(51)
CBK	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		72,600	(36)	(13)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		72,600	(98)	(20)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	02/18/2015		163,800	(246)	(173)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	20,000	(36)	(24)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		20,000	(39)	(3)
FBF	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	01/21/2015		26,900	(15)	(6)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		53,800	(21)	(8)
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		67,300	(50)	(48)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		67,300	(127)	(118)
JPM	Put - OTC CDX.IG-23 5-Year Index	Sell	0.750%	01/21/2015		$192,500	(212)	(89)
	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	02/18/2015		97,600	(49)	(65)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.900%	02/18/2015		97,600	(161)	(54)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	03/18/2015		168,000	(302)	(240)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015	EUR	49,700	(44)	(47)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		49,700	(100)	(47)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		84,300	(78)	(60)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		84,300	(145)	(148)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		52,400	(93)	(62)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		52,400	(82)	(8)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		12,100	(15)	(11)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		12,100	(21)	(12)

							$(2,575)	$(1,451)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus USD		$0.795	01/16/2015	AUD	55,100	$(173)	$(84)
	Put - OTC GBP versus JPY	JPY	181.200	02/13/2015	GBP	35,180	(387)	(281)
	Call - OTC GBP versus JPY		193.500	02/13/2015		35,180	(368)	(175)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$1,700	(14)	(11)
	Call - OTC USD versus BRL		2.815	02/12/2015		1,700	(14)	(11)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		12,400	(693)	(175)
BPS	Put - OTC USD versus MXN	MXN	14.200	02/12/2015		38,160	(233)	(46)
	Call - OTC USD versus MXN		15.100	02/12/2015		38,160	(233)	(272)
CBK	Put - OTC EUR versus AUD	AUD	1.425	01/22/2015	EUR	107,734	(774)	(55)
	Call - OTC EUR versus AUD		1.465	01/22/2015		107,734	(1,147)	(2,285)
	Put - OTC EUR versus JPY	JPY	142.000	02/09/2015		6,730	(61)	(53)
	Call - OTC EUR versus JPY		151.300	02/09/2015		6,730	(54)	(16)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$10,700	(94)	(72)
	Call - OTC USD versus BRL		2.815	02/12/2015		10,700	(89)	(68)
	Put - OTC USD versus MXN	MXN	13.350	02/04/2015		34,000	(155)	0
DUB	Put - OTC AUD versus JPY	JPY	93.870	02/13/2015	AUD	67,560	(362)	(234)
	Call - OTC AUD versus JPY		100.500	02/13/2015		67,560	(391)	(215)
FBF	Put - OTC AUD versus NZD	NZD	1.095	02/04/2015		55,800	(289)	(2,079)
	Put - OTC AUD versus USD		$0.795	01/16/2015		71,952	(282)	(109)
	Put - OTC EUR versus CAD	CAD	1.400	02/05/2015	EUR	50,900	(388)	(545)
	Call - OTC EUR versus CAD		1.460	02/05/2015		50,900	(434)	(97)
GLM	Put - OTC AUD versus NZD	NZD	1.105	02/04/2015	AUD	21,000	(104)	(941)
	Put - OTC USD versus MXN	MXN	14.200	02/12/2015		$22,190	(150)	(26)
	Call - OTC USD versus MXN		15.100	02/12/2015		22,190	(127)	(158)
HUS	Call - OTC USD versus CNH	CNH	6.492	12/03/2015		163,220	(1,012)	(1,526)
	Call - OTC USD versus CNY	CNY	6.500	12/02/2015		161,552	(638)	(1,235)
JPM	Put - OTC EUR versus JPY	JPY	142.000	02/09/2015	EUR	36,400	(326)	(285)
	Call - OTC EUR versus JPY		151.300	02/09/2015		36,400	(294)	(88)
	Put - OTC GBP versus AUD	AUD	1.830	02/05/2015	GBP	41,100	(559)	(55)
	Call - OTC GBP versus AUD		1.885	02/05/2015		41,100	(559)	(1,312)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$42,600	(383)	(286)
	Call - OTC USD versus BRL		2.815	02/12/2015		42,600	(362)	(271)
UAG	Call - OTC USD versus CNY	CNY	6.500	12/02/2015		2,100	(16)	(16)

							$(11,165)	$(13,082)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015		$306,800	$(8,222)	$(908)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		49,100	(211)	(415)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		49,100	(231)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		98,800	(1,074)	(1,257)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		194,600	(2,364)	(3,399)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016		773,300	(9,472)	(438)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		195,500	(3,569)	(2,911)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		237,300	(4,897)	(3,344)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		322,300	(5,602)	(4,447)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.950%	03/23/2015	EUR	45,100	(117)	(879)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.550%	03/23/2015		45,100	(374)	(12)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015		$308,200	(8,260)	(912)
	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.650%	01/22/2015	GBP	69,300	(478)	(1,099)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.000%	01/22/2015		69,300	(373)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		$403,000	(5,697)	(7,040)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530%	02/29/2016		612,800	(7,526)	(1,702)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		1,057,900	(18,139)	(14,127)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/12/2020)	3-Month USD-LIBOR	Receive	3.410%	11/09/2015		748,300	(11,482)	(19,745)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/27/2020)	3-Month USD-LIBOR	Receive	3.410%	11/24/2015		754,300	(11,325)	(20,046)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		130,000	(592)	(1,100)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		130,000	(659)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		300,600	(3,657)	(2,790)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	01/07/2015		149,800	(1,448)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	02/06/2015		149,300	(1,963)	(34)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		870,300	(16,536)	(5,859)

								$(124,268)	$(92,480)

Total Written Options								$(138,008)	$(107,013)

Swap Agreements:

Correlation Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Correlation	Correlation Asset	Correlation Strike Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	USD-BRL versus EUR-BRL	81.50%	04/24/2015	$2,200	$0	$(48)	$0	$(48)
	Receive	USD-BRL versus EUR-BRL	80.00%	04/27/2015	4,200	0	(96)	0	(96)
GLM	Receive	USD-BRL versus EUR-BRL	81.00%	04/24/2015	2,200	0	(52)	0	(52)
						$0	$(196)	$0	$(196)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
JPM	CenturyLink, Inc.	(1.000%	)	09/20/2019	1.671%	$5,000	$198	$(50)	$148	$0

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2023	0.915%		$3,000	$(115)	$135	$20	$0
	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.192%		21,800	393	(82)	311	0
	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.424%		16,600	306	93	399	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2019	0.496%		16,700	488	(98)	390	0
	Brazil Government International Bond	1.000%	12/20/2018	1.636%		20,700	(994)	501	0	(493)
	Brazil Government International Bond	1.000%	03/20/2019	1.681%		25,300	(911)	229	0	(682)
	California State General Obligation Bonds, Series 2003	1.000%	09/20/2024	0.953%		5,000	31	(10)	21	0
	China Government International Bond	1.000%	03/20/2019	0.660%		62,300	226	662	888	0
	Colombia Government International Bond	1.000%	03/20/2016	0.614%		13,700	73	(4)	69	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%		40,000	(571)	(1,166)	0	(1,737)
	General Electric Capital Corp.	1.000%	09/20/2015	0.261%		69,800	641	(244)	397	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.170%		6,600	(339)	298	0	(41)
	Indonesia Government International Bond	1.000%	03/20/2019	1.235%		29,700	(1,320)	1,046	0	(274)
	Intesa Sanpaolo SpA	1.000%	12/20/2019	0.860%	EUR	100	1	0	1	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%		$46,000	(89)	(122)	0	(211)
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		3,400	15	10	25	0
	Russia Government International Bond	1.000%	06/20/2015	5.124%		65,600	(43)	(1,200)	0	(1,243)
	Russia Government International Bond	1.000%	09/20/2015	5.125%		31,900	(167)	(759)	0	(926)
	Verizon Communications, Inc.	1.000%	09/20/2018	0.471%		10,000	272	(75)	197	0
BPS	Berkshire Hathaway, Inc.	1.000%	06/20/2016	0.170%		18,800	330	(93)	237	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.192%		16,700	311	(72)	239	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2017	0.281%		26,500	648	(122)	526	0
	China Government International Bond	1.000%	12/20/2019	0.821%		76,400	809	(134)	675	0
	Colombia Government International Bond	1.000%	03/20/2019	1.186%		13,700	(79)	(20)	0	(99)
	General Electric Capital Corp.	1.000%	09/20/2015	0.261%		67,400	632	(249)	383	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.596%		10,000	219	(41)	178	0
BRC	Berkshire Hathaway, Inc.	1.000%	06/20/2016	0.170%		27,700	486	(137)	349	0
	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.424%		46,000	837	268	1,105	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2019	0.496%		13,700	400	(81)	319	0
	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.246%	EUR	4,300	(647)	667	20	0
	China Government International Bond	1.000%	03/20/2019	0.660%		$69,100	300	685	985	0
	General Electric Capital Corp.	1.000%	03/20/2015	0.261%		96,800	671	(484)	187	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.261%		10,800	97	(36)	61	0
	General Electric Capital Corp.	1.000%	09/20/2017	0.417%		31,100	701	(201)	500	0
	Goldman Sachs Group, Inc.	1.000%	12/20/2017	0.537%		18,500	(740)	997	257	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.170%		1,700	(85)	75	0	(10)
	Indonesia Government International Bond	1.000%	03/20/2019	1.235%		28,100	(1,388)	1,128	0	(260)
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		14,900	(424)	212	0	(212)
	Indonesia Government International Bond	1.000%	09/20/2019	1.434%		9,300	(228)	51	0	(177)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		7,800	0	(52)	0	(52)
	Italy Government International Bond	1.000%	12/20/2019	1.191%		22,700	(11)	(186)	0	(197)
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.123%		49,000	485	(157)	328	0
	MetLife, Inc.	1.000%	09/20/2019	0.608%		29,200	553	(21)	532	0
	Qatar Government International Bond	1.000%	06/20/2019	0.722%		40,000	799	(306)	493	0
	Russia Government International Bond	1.000%	03/20/2016	5.107%		6,200	(61)	(237)	0	(298)
	Spain Government International Bond	1.000%	03/20/2019	0.713%		10,300	(97)	221	124	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.596%		15,000	329	(61)	268	0
CBK	Brazil Government International Bond	1.000%	12/20/2016	1.204%		8,700	(124)	92	0	(32)
	Brazil Government International Bond	1.000%	03/20/2017	1.242%		16,100	(181)	101	0	(80)
	Brazil Government International Bond	1.000%	12/20/2018	1.636%		18,400	(839)	401	0	(438)
	California State General Obligation Bonds, Series 2003	1.000%	03/20/2019	0.418%		50,000	533	666	1,199	0
	California State General Obligation Bonds, Series 2003	1.000%	09/20/2019	0.466%		6,900	195	(26)	169	0
	California State General Obligation Bonds, Series 2003	1.000%	03/20/2023	0.807%		19,300	(422)	701	279	0
	California State General Obligation Bonds, Series 2003	1.000%	09/20/2024	0.953%		6,300	39	(13)	26	0
	China Government International Bond	1.000%	03/20/2019	0.660%		114,300	651	979	1,630	0
	China Government International Bond	1.000%	06/20/2019	0.720%		53,800	854	(186)	668	0
	China Government International Bond	1.000%	12/20/2019	0.821%		160,000	1,693	(280)	1,413	0
	DISH DBS Corp.	5.000%	09/20/2021	2.812%		7,500	647	315	962	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%		32,600	(392)	(1,023)	0	(1,415)
	General Electric Capital Corp.	1.000%	06/20/2015	0.261%		16,300	138	(76)	62	0
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		11,500	(331)	167	0	(164)
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		30,000	(36)	253	217	0
	Portugal Government International Bond	1.000%	03/20/2016	0.568%		29,900	(192)	359	167	0
	Rosneft Oil Co. Via Rosneft International Finance Ltd.	1.000%	03/20/2015	7.959%		11,500	(88)	(82)	0	(170)
	Teck Resources Ltd.	1.000%	09/20/2019	2.506%		15,400	(246)	(760)	0	(1,006)
DUB	AT&T, Inc.	1.000%	03/20/2019	0.547%		34,000	513	131	644	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.192%		60,300	1,051	(189)	862	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2018	0.352%		23,800	648	(112)	536	0
	Berkshire Hathaway, Inc.	1.000%	03/20/2019	0.424%		57,600	863	521	1,384	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2020	0.638%		36,400	(465)	1,195	730	0
	Brazil Government International Bond	1.000%	12/20/2016	1.204%		1,200	(18)	13	0	(5)
	Brazil Government International Bond	1.000%	12/20/2018	1.636%		5,300	(254)	128	0	(126)
	Colombia Government International Bond	1.000%	12/20/2018	1.147%		10,000	(69)	16	0	(53)
	Community Health Systems, Inc.	5.000%	06/20/2021	3.541%		10,000	803	16	819	0
	Ford Motor Co.	5.000%	03/20/2019	0.819%		9,800	1,825	(136)	1,689	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.261%		17,300	183	(84)	99	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.292%		2,500	34	(16)	18	0
	General Electric Capital Corp.	1.000%	06/20/2016	0.339%		53,500	800	(260)	540	0
	General Electric Capital Corp.	1.000%	09/20/2017	0.417%		2,400	52	(14)	38	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.510%		31,900	374	277	651	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.235%		4,000	(206)	169	0	(37)
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		6,900	(156)	58	0	(98)
	Italy Government International Bond	1.000%	06/20/2016	0.517%		90,200	923	(252)	671	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%		10,000	(197)	172	0	(25)
	Italy Government International Bond	1.000%	06/20/2019	1.114%		260,800	379	(1,573)	0	(1,194)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		91,100	288	(893)	0	(605)
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.123%		29,900	284	(83)	201	0
	JPMorgan Chase & Co.	1.000%	03/20/2019	0.502%		21,000	412	24	436	0
	MetLife, Inc.	1.000%	03/20/2019	0.525%		51,800	473	555	1,028	0
	Mexico Government International Bond	1.000%	12/20/2016	0.549%		12,500	144	(29)	115	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		37,800	123	151	274	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.431%		16,000	180	201	381	0
	Spain Government International Bond	1.000%	06/20/2016	0.322%		86,400	1,158	(266)	892	0
FBF	Berkshire Hathaway, Inc.	1.000%	09/20/2019	0.496%		15,000	438	(88)	350	0
	Brazil Government International Bond	1.000%	12/20/2018	1.636%		800	(36)	17	0	(19)
	Caterpillar Financial Services Corp.	1.000%	06/20/2019	0.519%		5,000	129	(23)	106	0
	Colombia Government International Bond	1.000%	03/20/2016	0.614%		5,800	31	(2)	29	0
	Colombia Government International Bond	1.000%	12/20/2018	1.147%		5,000	(41)	14	0	(27)

	JPMorgan Chase & Co.	1.000%	09/20/2015	0.123%		46,400	431	(121)	310	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		13,200	41	54	95	0
	Prudential Financial, Inc.	1.000%	09/20/2019	0.510%		6,300	127	16	143	0
	Verizon Communications, Inc.	1.000%	09/20/2018	0.471%		1,000	27	(7)	20	0
	Wells Fargo & Co.	1.000%	09/20/2017	0.237%		68,600	1,527	(86)	1,441	0
GST	Berkshire Hathaway, Inc.	1.000%	09/20/2017	0.281%		15,900	392	(77)	315	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2018	0.380%		63,600	1,798	(334)	1,464	0
	Brazil Government International Bond	1.000%	12/20/2016	1.204%		25,800	(383)	288	0	(95)
	Brazil Government International Bond	1.000%	12/20/2018	1.636%		24,500	(1,081)	498	0	(583)
	Brazil Government International Bond	1.000%	03/20/2019	1.681%		8,200	(359)	138	0	(221)
	California State General Obligation Bonds, Series 2003	1.000%	09/20/2019	0.466%		21,800	594	(61)	533	0
	Citigroup, Inc.	1.000%	03/20/2019	0.616%		16,000	165	91	256	0
	Colombia Government International Bond	1.000%	12/20/2018	1.147%		16,700	(128)	38	0	(90)
	Colombia Government International Bond	1.000%	03/20/2019	1.186%		5,600	(27)	(14)	0	(41)
	Continental Resources, Inc.	1.000%	06/20/2016	0.740%		5,800	74	(51)	23	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%		41,200	(479)	(1,309)	0	(1,788)
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		10,000	(226)	84	0	(142)
	JPMorgan Chase & Co.	1.000%	03/20/2019	0.502%		26,000	498	43	541	0
	MetLife, Inc.	1.000%	09/20/2019	0.608%		15,200	295	(18)	277	0
	Mexico Government International Bond	1.000%	12/20/2016	0.549%		12,500	146	(31)	115	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		68,300	194	300	494	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		20,300	168	(37)	131	0
	Mexico Government International Bond	1.000%	06/20/2019	0.904%		10,000	154	(110)	44	0
	Ohio State General Obligation Bonds, Series 2007	1.000%	09/20/2019	0.455%		6,800	195	(27)	168	0
	Portugal Government International Bond	1.000%	12/20/2015	0.521%		25,900	(85)	214	129	0
	Portugal Government International Bond	1.000%	03/20/2016	0.568%		35,600	(182)	381	199	0
	Prudential Financial, Inc.	1.000%	09/20/2019	0.510%		9,500	194	22	216	0
	Spain Government International Bond	1.000%	03/20/2019	0.713%		20,600	(185)	433	248	0
	Spain Government International Bond	1.000%	03/20/2020	0.837%		52,000	397	40	437	0
HUS	China Government International Bond	1.000%	03/20/2019	0.660%		13,000	50	135	185	0
	Colombia Government International Bond	1.000%	03/20/2016	0.614%		29,600	157	(8)	149	0
	Colombia Government International Bond	1.000%	12/20/2018	1.147%		20,000	(162)	56	0	(106)
	Indonesia Government International Bond	1.000%	12/20/2018	1.170%		17,400	(880)	772	0	(108)
	Indonesia Government International Bond	1.000%	03/20/2019	1.235%		19,900	(923)	739	0	(184)
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		2,700	(81)	43	0	(38)
	Italy Government International Bond	1.000%	06/20/2017	0.722%		210,900	2,121	(621)	1,500	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%		20,700	(438)	387	0	(51)
	Mexico Government International Bond	1.000%	12/20/2016	0.549%		22,200	279	(75)	204	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		59,200	107	322	429	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		33,500	252	(36)	216	0
	Qatar Government International Bond	1.000%	03/20/2016	0.378%		2,000	(1)	17	16	0
	Qatar Government International Bond	1.000%	06/20/2016	0.403%		1,000	(7)	16	9	0
	Russia Government International Bond	1.000%	06/20/2017	4.955%		46,700	(1,011)	(3,188)	0	(4,199)
JPM	AT&T, Inc.	1.000%	03/20/2019	0.547%		17,000	248	74	322	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.192%		22,500	414	(92)	322	0
	Brazil Government International Bond	1.000%	03/20/2019	1.681%		30,800	(1,297)	466	0	(831)
	China Government International Bond	1.000%	03/20/2019	0.660%		76,600	352	740	1,092	0
	Ford Motor Co.	5.000%	03/20/2019	0.819%		10,200	1,902	(144)	1,758	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%		19,200	(273)	(561)	0	(834)
	HSBC Bank PLC	1.000%	03/20/2019	0.343%	EUR	5,000	83	87	170	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.170%		$6,600	(332)	291	0	(41)
	Indonesia Government International Bond	1.000%	03/20/2019	1.235%		30,700	(1,381)	1,098	0	(283)
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		4,600	(106)	41	0	(65)
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		33,200	58	183	241	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		29,800	224	(32)	192	0
	Qatar Government International Bond	1.000%	03/20/2016	0.378%		1,500	(6)	18	12	0
	Qatar Government International Bond	1.000%	06/20/2019	0.722%		16,300	334	(133)	201	0
	Russia Government International Bond	1.000%	09/20/2015	5.125%		35,300	(83)	(942)	0	(1,025)
	Spain Government International Bond	1.000%	03/20/2020	0.837%		46,700	323	71	394	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.596%		8,300	182	(34)	148	0
MYC	Barclays Bank PLC	1.000%	06/20/2015	0.118%	EUR	4,400	46	(22)	24	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2016	0.192%		$22,700	398	(73)	325	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2019	0.496%		$16,700	$497	$(107)	$390	$0
	Brazil Government International Bond	1.000%	12/20/2018	1.636%		36,500	(1,694)	825	0	(869)
	Brazil Government International Bond	1.000%	03/20/2019	1.681%		62,600	(2,555)	866	0	(1,689)
	Brazil Government International Bond	1.000%	09/20/2019	1.862%		16,200	(325)	(288)	0	(613)
	California State General Obligation Bonds, Series 2003	1.000%	09/20/2024	0.953%		11,400	81	(33)	48	0
	Colombia Government International Bond	1.000%	12/20/2018	1.147%		8,300	(67)	23	0	(44)
	Emirate of Abu Dhabi Government International Bond	1.000%	03/20/2016	0.255%		2,000	(6)	25	19	0
	Emirate of Abu Dhabi Government International Bond	1.000%	06/20/2016	0.273%		2,000	(15)	37	22	0
	Ford Motor Co.	5.000%	03/20/2019	0.819%		10,500	1,948	(138)	1,810	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.261%		45,500	424	(165)	259	0
	Goldman Sachs Group, Inc.	1.000%	09/20/2016	0.392%		1,100	15	(3)	12	0
	Indonesia Government International Bond	1.000%	12/20/2018	1.170%		17,700	(904)	794	0	(110)
	Indonesia Government International Bond	1.000%	03/20/2019	1.235%		13,200	(458)	336	0	(122)
	Indonesia Government International Bond	1.000%	06/20/2019	1.341%		29,400	(740)	322	0	(418)
	Indonesia Government International Bond	1.000%	09/20/2019	1.434%		15,000	(361)	74	0	(287)
	Italy Government International Bond	1.000%	03/20/2019	1.069%		9,900	(190)	165	0	(25)
	Italy Government International Bond	1.000%	12/20/2019	1.191%		17,000	(8)	(139)	0	(147)
	JPMorgan Chase & Co.	1.000%	09/20/2015	0.123%		50,000	475	(140)	335	0
	Mexico Government International Bond	1.000%	12/20/2016	0.549%		32,300	381	(84)	297	0
	Ohio State General Obligation Bonds, Series 2007	1.000%	09/20/2019	0.455%		3,400	99	(15)	84	0
	Portugal Government International Bond	1.000%	12/20/2015	0.521%		50,000	(171)	420	249	0
	Qatar Government International Bond	1.000%	06/20/2016	0.403%		1,000	(7)	16	9	0
	Spain Government International Bond	1.000%	03/20/2020	0.837%		95,500	710	94	804	0

							$17,269	$4,891	$49,615	$(27,455)

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)		Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
CBK	MCDX-23 5-Year Index	1.000%	12/20/2019		$55,100	$427	$3	$430	$0
GST	MCDX-23 5-Year Index	1.000%	12/20/2019		41,600	303	21	324	0
MYC	iTraxx Europe 9 10-Year Index 22-100%	0.250%	06/20/2018	EUR	345,400	(12,637)	13,996	1,359	0
	MCDX-23 5-Year Index	1.000%	12/20/2019		$10,700	77	6	83	0

						$(11,830)	$14,026	$2,196	$0

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	4,370	$(3)	$398	$395	$0
	Pay	1-Year BRL-CDI	9.890%	01/02/2015	BRL	2,100	0	18	18	0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021		549,000	(918)	(4,571)	0	(5,489)
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	2,600	18	217	235	0
	Pay	1-Year BRL-CDI	11.600%	01/02/2015	BRL	1,952,700	0	22	22	0
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		779,200	354	(2,638)	0	(2,284)
	Pay	1-Year BRL-CDI	11.160%	01/04/2021		456,200	(993)	(3,568)	0	(4,561)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		156,100	502	(999)	0	(497)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		82,200	234	(104)	130	0
DUB	Pay	1-Year BRL-CDI	8.430%	01/02/2015		98,500	622	(1,107)	0	(485)
	Pay	1-Year BRL-CDI	10.140%	01/02/2015		14,700	4	157	161	0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021		129,700	(234)	(1,063)	0	(1,297)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		6,200	20	(40)	0	(20)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		143,200	(16)	243	227	0
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	1,200	19	(9)	10	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		3,640	3	333	336	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		1,126	(4)	27	23	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		4,300	36	291	327	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	101,800	417	(741)	0	(324)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		158,800	(90)	342	252	0
GLM	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	2,180	4	193	197	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		6,684	(14)	151	137	0
	Pay	1-Month GBP-UKRPI	3.510%	12/15/2044		2,700	0	167	167	0
	Pay	1-Year BRL-CDI	7.550%	01/02/2015	BRL	130,500	(315)	(1,373)	0	(1,688)
	Pay	1-Year BRL-CDI	9.940%	01/02/2015		96,300	0	872	872	0
	Pay	28-Day MXN-TIIE	7.740%	05/29/2024	MXN	747,500	0	1,451	1,451	0
HUS	Pay	1-Year BRL-CDI	7.775%	01/02/2015	BRL	136,100	(85)	(1,415)	0	(1,500)
	Pay	28-Day MXN-TIIE	7.650%	05/30/2024	MXN	825,800	49	1,368	1,417	0
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	1,300	9	90	99	0
	Pay	1-Year BRL-CDI	9.980%	01/02/2015	BRL	77,900	(29)	767	738	0
MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044	GBP	2,910	5	264	269	0
	Pay	1-Year BRL-CDI	7.795%	01/02/2015	BRL	173,900	(46)	(1,844)	0	(1,890)
	Pay	1-Year BRL-CDI	8.630%	01/02/2015		9,100	75	(103)	0	(28)
UAG	Pay	1-Year BRL-CDI	8.560%	01/02/2015		6,700	0	(47)	0	(47)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		271,200	431	(1,295)	0	(864)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		177,400	339	(58)	281	0

							$394	$(13,604)	$7,764	$(20,974)

Total Swap Agreements							$6,031	$5,067	$59,723	$(48,625)

(l)	Securities with an aggregate market value of $32,167 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$83,602	$0	$83,602
Corporate Bonds & Notes
Banking & Finance	0	2,383,272	31,692	2,414,964
Industrials	0	497,782	7,937	505,719
Utilities	0	329,806	407	330,213
Municipal Bonds & Notes
California	0	67,888	0	67,888
District of Columbia	0	194	0	194
Illinois	0	371	0	371
Massachusetts	0	473	0	473
Ohio	0	31,902	0	31,902
Virginia	0	743	0	743
Washington	0	43,595	0	43,595
West Virginia	0	4,827	0	4,827
U.S. Government Agencies	0	991,715	496	992,211
U.S. Treasury Obligations	0	2,523,564	0	2,523,564
Mortgage-Backed Securities	0	1,805,327	1,857	1,807,184
Asset-Backed Securities	0	1,683,984	8,347	1,692,331
Sovereign Issues	0	1,609,378	8,044	1,617,422
Convertible Preferred Securities
Banking & Finance	0	3,038	0	3,038
Preferred Securities
Banking & Finance	0	15,855	0	15,855
Short-Term Instruments
Commercial Paper	0	17,563	0	17,563
Repurchase Agreements	0	226	0	226
Greece Treasury Bills	0	12,318	0	12,318
U.S. Treasury Bills	0	35,174	0	35,174

	$0	$12,142,597	$58,780	$12,201,377

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$420,161	$0	$0	$420,161

Total Investments	$420,161	$12,142,597	$58,780	$12,621,538

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	(3,397,531)	0	(3,397,531)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,590	16,070	0	19,660
Over the counter	0	789,436	23	789,459
	$3,590	$805,506	$23	$809,119

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(394)	(16,686)	0	(17,080)
Over the counter	0	(303,450)	0	(303,450)

	$(394)	$(320,136)	$0	$(320,530)

Totals	$423,357	$9,230,436	$58,803	$9,712,596

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Tax Managed Bond Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.7%
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
AGFC Capital Trust
6.000% due 01/15/2067		$100	$75
Royal Bank of Scotland Group PLC
6.666% due 10/05/2017 (e)	CAD	100	95
Springleaf Finance Corp.
5.750% due 09/15/2016		$100	103

			273

INDUSTRIALS 0.0%
Big Heart Pet Brands
7.625% due 02/15/2019		104	103

Total Corporate Bonds & Notes (Cost $298)			376

MUNICIPAL BONDS & NOTES 85.4%
ALASKA 1.5%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021		4,000	4,662

ARIZONA 0.9%
Mesa, Arizona General Obligation Bonds, (FGIC Insured), Series 2004
5.000% due 07/01/2018		500	566
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025		2,095	2,416

			2,982

CALIFORNIA 14.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
0.958% due 04/01/2045		5,000	5,065
California Health Facilities Financing Authority Revenue Bonds, Series 2011
0.020% due 07/01/2041		14,750	14,750
California Health Facilities Financing Authority Revenue Bonds, Series 2014
5.000% due 10/01/2027		3,000	3,627
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2018		2,500	2,819
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015		125	126
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018		500	572
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
4.500% due 06/01/2027		9,770	9,244
Hartnell Community College District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (c)		1,000	856
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2019		125	145
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021		1,500	1,741
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, (AGM Insured), Series 2014
5.000% due 08/01/2021		1,875	2,224
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Notes, Series 2014
5.000% due 08/01/2020		1,680	1,970
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2009
5.000% due 11/01/2021		1,000	1,171
Santa Clara Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2022		450	511

			44,821

COLORADO 8.0%
Denver, Colorado Airport System City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036		15,040	17,113
Denver, Colorado Airport System City & County Revenue Bonds, Series 2011
5.250% due 11/15/2022		4,500	5,306
Regional Transportation District, Colorado Revenue Bonds, Series 2012
5.000% due 11/01/2027		2,520	3,004

			25,423

FLORIDA 5.9%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2020	2,500	2,902
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2025	4,000	4,718
Florida State General Obligation Bonds, Series 2013
5.000% due 06/01/2026	8,000	9,621
Florida State General Obligation Notes, Series 2010
5.000% due 06/01/2020	1,000	1,180
Miami-Dade County, Florida Transit System Sales Surtax Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	400	452

		18,873

GEORGIA 0.6%
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
5.000% due 11/01/2019	1,580	1,838

ILLINOIS 1.4%
Chicago, Illinois Waterworks Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	3,000	3,146
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	115
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	1,000	1,057

		4,318

INDIANA 2.2%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	552
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2009
5.000% due 02/01/2015	500	502
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	5,000	5,879

		6,933

IOWA 2.0%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,805
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	4,410	4,410

		6,215

KANSAS 0.1%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	398

MARYLAND 0.3%
University System of Maryland Revenue Notes, Series 2006
5.000% due 10/01/2015	825	854

MASSACHUSETTS 2.4%
Commonwealth of Massachusetts General Obligation Bonds, (NPFGC/IBC Insured), Series 2002
5.500% due 08/01/2019	150	178
Commonwealth of Massachusetts General Obligation Notes, Series 2010
5.000% due 06/01/2017	1,000	1,102
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.250% due 07/01/2020	1,150	1,378
Massachusetts Educational Financing Authority Revenue Notes, Series 2010
5.500% due 01/01/2017	2,000	2,174
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2008
0.020% due 08/15/2034	1,300	1,300
0.030% due 07/01/2037	640	640
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2009
0.010% due 07/01/2039	1,000	1,000

		7,772

MICHIGAN 1.1%
Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2024	3,000	3,505

MINNESOTA 0.4%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,344

NEBRASKA 0.1%
Omaha, Nebraska General Obligation Bonds, Series 2000
6.500% due 12/01/2030	300	443

NEW JERSEY 3.7%
New Jersey Economic Development Authority Revenue Notes, Series 2010
5.000% due 12/15/2016	2,500	2,700
New Jersey State Turnpike Authority Revenue Bonds, Series 2013
5.000% due 01/01/2025	4,775	5,625
New Jersey Transportation Trust Fund Authority Revenue Bonds, (FGIC Insured), Series 2005
5.500% due 12/15/2020	3,000	3,530

		11,855

NEW YORK 18.9%
New York City, New York General Obligation Notes, Series 2013
5.000% due 08/01/2015	6,800	6,989
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	549
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	567
New York City, New York Water & Sewer System Revenue Bonds, Series 2011
0.010% due 06/15/2044	5,250	5,250
5.000% due 06/15/2026	3,000	3,545
5.250% due 06/15/2044	4,300	4,899
5.375% due 06/15/2043	3,000	3,502
New York City, New York Water & Sewer System Revenue Bonds, Series 2012
5.000% due 06/15/2022	4,000	4,817
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2021	1,000	1,157
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2028	3,000	3,566
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 03/15/2021	2,730	3,261
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.500% due 01/01/2019	1,000	1,163
New York State Urban Development Corp. Revenue Bonds, Series 2013
5.000% due 03/15/2027	3,000	3,569
New York State Urban Development Corp. Revenue Notes, Series 2013
5.000% due 03/15/2018	2,700	3,039
5.000% due 03/15/2021	3,000	3,583
Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	104
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.000% due 07/15/2021	2,700	3,043
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,500	1,721
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2011
5.000% due 01/01/2023	3,500	4,194
Utility Debt Securitization Authority, New York Revenue Notes, Series 2013
5.000% due 06/15/2018	1,500	1,598

		60,116

NORTH CAROLINA 0.4%
North Carolina Infrastructure Finance Corp. Certificates of Participation Bonds, (AGM Insured), Series 2006
5.000% due 02/01/2021	500	545
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	780

		1,325

OHIO 8.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	4,400	3,593
6.500% due 06/01/2047	7,350	6,460
Lancaster Port Authority, Ohio Revenue Notes, Series 2014
0.704% due 02/01/2019	500	500
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	2,715	2,915
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	4,500	4,760
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2013
0.020% due 01/01/2039	8,000	8,000
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	114

		26,342

OKLAHOMA 0.5%
Oklahoma Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021	1,525	1,734

OREGON 0.2%
Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (FGIC Insured), Series 2005
5.250% due 06/15/2018	500	570

PENNSYLVANIA 1.5%
Commonwealth of Pennsylvania General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	565
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 09/01/2017	625	695
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2002
0.030% due 07/01/2025	2,000	2,000
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2011
0.030% due 07/01/2041	1,500	1,500

		4,760

SOUTH CAROLINA 0.3%
South Carolina Educational Facilities Authority Revenue Bonds, Series 2006
0.030% due 10/01/2039	860	860

TENNESSEE 0.9%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	1,100	1,218
Tennessee Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 09/01/2015	1,500	1,542

		2,760

TEXAS 6.1%
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	162
Dallas/Fort Worth International Airport, Texas Revenue Notes, Series 2011
5.000% due 11/01/2019	1,000	1,162
5.000% due 11/01/2020	1,000	1,181
Fort Worth, Texas Water & Sewer System Revenue Notes, Series 2010
4.250% due 02/15/2020	1,000	1,137
Houston, Texas Utility System Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	286
Houston, Texas Utility System Revenue Bonds, Series 2012
0.640% due 05/15/2034	2,500	2,508
Laredo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2005
5.000% due 08/01/2022	1,800	1,846
Leander Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2011
4.000% due 08/15/2020	3,290	3,723
Lone Star College System, Texas General Obligation Notes, Series 2010
5.000% due 08/15/2018	1,500	1,700
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	556
San Antonio, Texas City Public Service Board Revenue Notes, Series 2009
5.000% due 02/01/2019	500	575
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	142
Texas State General Obligation Bonds, Series 2011
0.020% due 06/01/2041	2,455	2,455
Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017	1,500	1,672
Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	100	109

		19,214

VIRGINIA 0.1%
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017	410	456

WASHINGTON 2.7%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	1,000	1,079
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	279
5.250% due 01/01/2039	500	559
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2019	2,500	2,863

Washington Health Care Facilities Authority Revenue Bonds, Series 2007
0.010% due 08/15/2041		1,960	1,960
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020		1,000	1,170
Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020		500	584

			8,494

WISCONSIN 0.8%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033		2,200	2,498
Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019		125	142

			2,640

Total Municipal Bonds & Notes (Cost $255,225)			271,507

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
0.290% due 03/25/2034		50	50
1.070% due 04/25/2032		47	48
Freddie Mac
1.565% due 10/25/2021 (a)		680	58

Total U.S. Government Agencies (Cost $147)			156

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Inflation Protected Securities (d)(j)
0.125% due 07/15/2022 (l)		4,027	3,932
0.125% due 01/15/2023 (l)		1,749	1,695
0.625% due 07/15/2021 (l)		5,373	5,452
2.000% due 01/15/2026		359	412
2.375% due 01/15/2025		126	148
2.375% due 01/15/2027 (l)		1,766	2,119

Total U.S. Treasury Obligations (Cost $14,454)			13,758

MORTGAGE-BACKED SECURITIES 3.3%
American Home Mortgage Assets Trust
1.073% due 09/25/2046		47	33
Banc of America Commercial Mortgage Trust
5.561% due 04/10/2049		80	86
Banc of America Funding Trust
2.635% due 06/20/2032		65	66
Bear Stearns Adjustable Rate Mortgage Trust
2.786% due 02/25/2034		141	139
4.781% due 03/25/2035		271	266
Bear Stearns ALT-A Trust
5.401% due 05/25/2036 ^		3,451	2,635
Countrywide Home Loan Mortgage Pass-Through Trust
2.589% due 08/25/2034		47	42
Credit Suisse First Boston Mortgage Securities Corp.
2.248% due 07/25/2033		40	39
EMF-NL Prime BV
0.881% due 04/17/2041	EUR	89	102
Eurosail PLC
1.581% due 10/17/2040		93	112
GSR Mortgage Loan Trust
2.216% due 06/25/2034		$58	54
5.750% due 01/25/2037		56	55
IndyMac Mortgage Loan Trust
0.470% due 07/25/2035		3,054	2,732
LB-UBS Commercial Mortgage Trust
5.342% due 09/15/2039		53	56
MASTR Adjustable Rate Mortgages Trust
2.171% due 05/25/2034		198	196
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.021% due 08/15/2032		385	367
Residential Asset Securitization Trust
6.000% due 07/25/2037 ^		314	233
Structured Asset Mortgage Investments Trust
0.414% due 07/19/2035		98	90
Thornburg Mortgage Securities Trust
1.420% due 06/25/2037		195	171
1.878% due 06/25/2037		803	774
Wachovia Bank Commercial Mortgage Trust
5.749% due 07/15/2045		228	241
5.941% due 02/15/2051		379	407
WaMu Mortgage Pass-Through Certificates Trust
1.513% due 08/25/2042		46	42
2.122% due 03/25/2037 ^		1,611	1,427

Wells Fargo Mortgage-Backed Securities Trust
2.616% due 01/25/2035		213	217

Total Mortgage-Backed Securities (Cost $9,790)			10,582

ASSET-BACKED SECURITIES 4.1%
Citigroup Mortgage Loan Trust, Inc.
0.310% due 08/25/2036		143	129
Countrywide Asset-Backed Certificates
0.305% due 01/25/2037		3,845	3,653
0.310% due 08/25/2037		1,000	817
Credit-Based Asset Servicing and Securitization LLC
4.184% due 12/25/2035		594	590
IXIS Real Estate Capital Trust
0.400% due 01/25/2037		166	90
JPMorgan Mortgage Acquisition Trust
0.295% due 10/25/2036		972	881
Option One Mortgage Loan Trust
5.611% due 01/25/2037 ^		1,229	1,267
Residential Asset Mortgage Products Trust
0.370% due 03/25/2036		175	171
Residential Asset Securities Corp. Trust
0.350% due 04/25/2036		228	214
0.430% due 07/25/2036		3,700	2,318
6.228% due 04/25/2032		8	8
Sierra Madre Funding Ltd.
0.557% due 09/07/2039		3,558	2,816

Total Asset-Backed Securities (Cost $8,839)			12,954

SOVEREIGN ISSUES 0.2%
Mexico Government International Bond
4.750% due 06/14/2018	MXN	7,400	501

Total Sovereign Issues (Cost $550)			501

SHORT-TERM INSTRUMENTS 4.2%
REPURCHASE AGREEMENTS (f) 1.9%			5,884

U.S. TREASURY BILLS 2.3%
0.041% due 03/26/2015 - 05/21/2015 (b)(g)(i)(j)(l)		$7,309	7,309

Total Short-Term Instruments (Cost $13,192)			13,193

Total Investments in Securities (Cost $302,495)			323,027

Total Investments 101.7% (Cost $302,495)			$323,027
Financial Derivative Instruments (h)(k) (3.5%) (Cost or Premiums, net $(12,594))			(11,108)
Other Assets and Liabilities, net 1.8%			5,837

Net Assets 100.0%			$317,756

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Security becomes interest bearing at a future date.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$5,884	Fannie Mae 2.260% due 10/17/2022	$(6,006)	$5,884	$5,884

Total Repurchase Agreements						$(6,006)	$5,884	$5,884

(1)	Includes accrued interest.

As of December 31, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2014 was $7,830 at a weighted average interest rate of 0.109%.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	02/01/2045	$3,000	$(3,111)	$(3,118)
Fannie Mae	4.500%	01/01/2045	64,000	(69,090)	(69,466)

Total Short Sales				$(72,201)	$(72,584)

(g)	Securities with an aggregate market value of $271 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,950.000	01/17/2015	18	$(21)	$(12)

Total Written Options				$(21)	$(12)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	261	$(65)	$3	$0
90-Day Eurodollar December Futures	Short	12/2016	261	55	0	(10)
90-Day Eurodollar June Futures	Short	06/2015	26	2	0	0
Euro currency March Futures	Long	03/2015	120	(514)	0	(82)
U.S. Treasury 10-Year Note March Futures	Short	03/2015	67	(24)	0	(15)
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	69	(0)	19	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2015	77	576	27	0

Total Futures Contracts				$30	$49	$(107)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-23 5-Year Index	1.000%	12/20/2019	$21,300	$347	$52	$2	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month SEK-LIBOR	2.500%	09/15/2016	SEK	15,100	$86	$3	$0	$0
Receive	3-Month USD-LIBOR	1.500%	12/17/2017		$153,300	(1,078)	(753)	0	(12)
Receive	3-Month USD-LIBOR	1.750%	06/17/2018		37,300	(148)	0	0	(6)
Receive	3-Month USD-LIBOR	2.250%	12/17/2019		62,000	(1,490)	(555)	0	(49)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		47,800	(1,492)	(394)	0	(50)
Receive	3-Month USD-LIBOR	2.660%	10/22/2024		600	(24)	(22)	0	(1)
Receive	3-Month USD-LIBOR	2.500%	06/19/2028		600	(3)	(5)	0	(1)
Receive	3-Month USD-LIBOR	2.750%	06/19/2033		12,700	(306)	(330)	0	(18)
Receive	3-Month USD-LIBOR	3.050%	06/13/2043		3,600	(269)	(332)	0	(5)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043		2,800	(34)	(226)	0	(4)
Receive	3-Month USD-LIBOR	2.950%	07/10/2043		6,100	(400)	(687)	0	(8)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		1,800	(306)	(381)	0	(3)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		6,200	(1,393)	(1,019)	0	(10)
Pay	6-Month AUD-BBR-BBSW	3.500%	03/16/2017	AUD	178,700	1,714	1,691	170	0
Pay	6-Month AUD-BBR-BBSW	3.250%	09/21/2017		110,900	829	806	192	0
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2018		40,900	1,019	1,076	111	0
Pay	6-Month AUD-BBR-BBSW	3.250%	12/20/2018		128,400	525	456	80	0
Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019		6,800	322	311	25	0
Receive	6-Month AUD-BBR-BBSW	4.750%	06/18/2024		37,600	(4,227)	(3,970)	0	(276)
Pay	6-Month EUR-EURIBOR	1.008%	11/14/2024	EUR	7,400	188	188	9	0
Pay	6-Month EUR-EURIBOR	1.250%	03/18/2025		16,200	778	523	22	0
Receive	6-Month EUR-EURIBOR	1.750%	11/14/2044		2,900	(261)	(261)	0	(11)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		9,300	(1,499)	(1,336)	0	(37)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022	GBP	4,100	(131)	(91)	0	(19)
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	52,500	(15)	7	13	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		23,900	(10)	4	7	0
Pay	28-Day MXN-TIIE	5.660%	11/05/2021		27,500	(9)	(9)	8	0
Pay	28-Day MXN-TIIE	5.660%	11/09/2021		8,700	(3)	(3)	2	0
Pay	28-Day MXN-TIIE	5.580%	11/10/2021		1,200	(1)	(1)	0	0

						$(7,638)	$(5,310)	$639	$(510)

Total Swap Agreements						$(7,291)	$(5,258)	$641	$(510)

(i)	Securities with an aggregate market value of $700 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(j)	Securities with an aggregate market value of $3,694 and cash of $4,981 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2015	AUD	11,085		$9,482	$432	$0
BOA	01/2015		3,895		3,358	178	0
	01/2015	NZD	2,025		1,589	9	0
	01/2015		$3,353	EUR	2,703	0	(82)
	01/2015		5,507	JPY	655,281	2	(39)
	02/2015	JPY	241,581		$2,015	0	(2)
	02/2015	NOK	11,085		1,587	102	0
	02/2015		$1,620	NOK	11,020	0	(143)
BPS	01/2015	BRL	2,105		$810	18	0
	01/2015		$792	BRL	2,105	0	(1)
	01/2015		8,369	EUR	6,736	0	(218)
CBK	01/2015	AUD	5,011		$4,152	61	0
	01/2015		$1,562	AUD	1,878	0	(29)
	01/2015		30,595	EUR	24,963	0	(388)
	02/2015	EUR	24,963		$30,603	387	0
	02/2015		$472	INR	29,500	0	(10)
	02/2015		1,852	MXN	25,332	0	(139)
	03/2015	CAD	3,721		$3,247	49	0
DUB	01/2015	BRL	2,105		792	1	0
	01/2015		$818	BRL	2,105	0	(26)
	07/2015	BRL	2,105		$776	23	0
	10/2016	JPY	253,014		3,576	1,423	0
FBF	01/2015		655,281		5,537	67	0
	02/2015	MXN	19,097		1,309	17	0
GLM	01/2015	AUD	732		620	22	0
	01/2015	EUR	2,703		3,362	92	0
	01/2015	GBP	43		67	0	0
	01/2015		$3,402	AUD	3,919	0	(202)
	01/2015		2,531	NZD	3,234	0	(8)
	02/2015	MXN	5,994		$442	37	0
HUS	02/2015		$1,865	INR	116,357	0	(42)
JPM	01/2015	EUR	28,115		$34,867	847	0
	01/2015		$1,523	ZAR	16,904	0	(67)
	01/2015	ZAR	17,262		$1,563	76	0
	02/2015	MXN	41,701		2,843	22	0
	02/2015		$2,558	INR	161,044	0	(35)
MSB	01/2015	AUD	596		$503	16	0
	01/2015	EUR	3,584		4,399	62	0
	01/2015	NZD	1,973		1,520	0	(19)
	01/2015		$905	AUD	1,079	0	(25)
	01/2015		601	NZD	772	2	0
	03/2015	CAD	4,798		$4,135	10	0
RBC	02/2015	MXN	13,375		1,012	108	0
	02/2015		$551	MXN	7,792	0	(24)

Total Forward Foreign Currency Contracts						$4,063	$(1,499)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC CDX.IG-23 5-Year Index	Sell	0.700%	03/18/2015	$2,800	$6	$10

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus CNH	CNH	6.310	12/03/2015		$744	$9	$13
	Call - OTC USD versus CNY	CNY	6.250	12/02/2015		448	5	8
CBK	Call - OTC EUR versus USD		$1.380	03/13/2015	EUR	10,000	1	0
HUS	Call - OTC USD versus CNH	CNH	6.310	12/03/2015		$3,431	43	60
	Call - OTC USD versus CNY	CNY	6.250	12/02/2015		3,619	40	66

							$98	$147

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	$24,900	$56	$42
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	13,600	28	25
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.210%	04/25/2016	8,300	332	44
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.460%	11/27/2017	1,100	84	63
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.525%	11/27/2017	1,400	121	75
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	11/27/2017	2,200	161	114
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	49,200	142	84
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.113%	12/16/2015	39,700	105	66
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/09/2015	5,200	289	534
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/24/2015	5,200	281	537
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	10/27/2017	6,400	457	324

							$2,056	$1,908

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
GLM	Call - OTC 2-Year Iunterest Rate Floor (Effective 08/15/2017)	1.625%	3-Month USD-LIBOR	08/15/2019	$94,200	$603	$714

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FBF	Call - OTC Fannie Mae 4.500% due 01/01/2045	$112.500	01/07/2015	$10,000	$0	$0

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
BOA	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/06/2015	$700	$57	$62
	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/19/2015	300	25	26

					$82	$88

Total Purchased Options					$2,845	$2,867

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	0.950%	03/18/2015		$2,800	$(7)	$(3)
	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	03/18/2015		2,800	(6)	(2)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	800	(2)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		800	(1)	0
BRC	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		$3,900	(4)	(1)
CBK	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	02/18/2015		4,500	(7)	(5)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	1,800	(3)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		1,800	(4)	0
FBF	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	01/21/2015		$9,200	(9)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	01/21/2015	EUR	700	0	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		1,500	(1)	0
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		1,800	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		1,800	(4)	(3)
JPM	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	02/18/2015		$2,500	(1)	(2)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.900%	02/18/2015		2,500	(4)	(2)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	03/18/2015		4,400	(8)	(6)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015	EUR	2,300	(2)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		2,300	(4)	(4)

							$(68)	$(35)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus USD		$0.795	01/16/2015	AUD	1,500	$(5)	$(2)
	Put - OTC GBP versus JPY	JPY	181.200	02/13/2015	GBP	890	(10)	(7)
	Call - OTC GBP versus JPY		193.500	02/13/2015		890	(9)	(4)
	Call - OTC USD versus CNH	CNH	6.492	12/03/2015		$744	(5)	(7)
	Call - OTC USD versus CNY	CNY	6.500	12/02/2015		448	(2)	(4)
	Call - OTC USD versus MXN	MXN	13.900	03/05/2015		7,332	(73)	(458)
CBK	Put - OTC EUR versus AUD	AUD	1.425	01/22/2015	EUR	2,611	(19)	(1)
	Call - OTC EUR versus AUD		1.465	01/22/2015		2,611	(28)	(55)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$300	(3)	(2)
	Call - OTC USD versus BRL		2.815	02/12/2015		300	(2)	(2)
DUB	Put - OTC AUD versus JPY	JPY	93.870	02/13/2015	AUD	1,760	(9)	(6)
	Call - OTC AUD versus JPY		100.500	02/13/2015		1,760	(10)	(6)
FBF	Put - OTC AUD versus USD		$0.795	01/16/2015		1,925	(8)	(3)
GLM	Call - OTC USD versus BRL	BRL	2.650	05/29/2015		$6,833	(208)	(404)
	Put - OTC USD versus MXN	MXN	14.200	02/12/2015		1,530	(10)	(2)
	Call - OTC USD versus MXN		15.100	02/12/2015		1,530	(9)	(11)
HUS	Call - OTC USD versus CNH	CNH	6.492	12/03/2015		3,431	(21)	(32)
	Call - OTC USD versus CNY	CNY	6.500	12/02/2015		3,619	(14)	(28)
JPM	Put - OTC EUR versus JPY	JPY	142.000	02/09/2015	EUR	1,110	(10)	(9)
	Call - OTC EUR versus JPY		151.300	02/09/2015		1,110	(9)	(3)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$1,100	(10)	(7)
	Call - OTC USD versus BRL		2.815	02/12/2015		1,100	(9)	(7)

							$(483)	$(1,060)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015		$5,500	$(147)	$(16)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		1,100	(5)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		1,100	(5)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		2,800	(30)	(36)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		5,100	(62)	(89)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016		13,100	(160)	(7)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		4,600	(84)	(69)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		5,900	(122)	(83)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		9,200	(160)	(127)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015		5,800	(155)	(17)
	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.650%	01/22/2015	GBP	1,600	(11)	(25)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.000%	01/22/2015		1,600	(9)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		$10,200	(144)	(178)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530%	02/29/2016		11,100	(136)	(31)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		26,800	(459)	(358)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/12/2020)	3-Month USD-LIBOR	Receive	3.410%	11/09/2015		18,900	(290)	(499)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/27/2020)	3-Month USD-LIBOR	Receive	3.410%	11/24/2015		18,900	(284)	(502)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		3,300	(15)	(28)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		3,300	(17)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		8,600	(105)	(80)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	01/07/2015		3,800	(37)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	02/06/2015		3,700	(49)	(1)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		15,100	(287)	(102)

								$(2,773)	$(2,257)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Floor (Effective 08/15/2017)	1.000%	3-Month USD-LIBOR	08/15/2019	$188,400	$(603)	$(730)

Total Written Options						$(3,927)	$(4,082)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	DDR Corp.	(1.000%)	06/20/2016	0.198%		$300	$8	$(12)	$0	$(4)
	DDR Corp.	(1.000%)	09/20/2017	0.390%		600	26	(36)	0	(10)
	DDR Corp.	(1.000%)	12/20/2017	0.429%		100	4	(5)	0	(1)
	Kimco Realty Corp.	(1.000%)	09/20/2017	0.326%		300	5	(11)	0	(6)
	Marriott International, Inc.	(1.000%)	03/20/2016	0.070%		300	(2)	(2)	0	(4)
	Marriott International, Inc.	(1.000%)	09/20/2016	0.103%		600	10	(20)	0	(10)
	Marriott International, Inc.	(1.000%)	03/20/2017	0.120%		1,200	(5)	(19)	0	(24)
	Marriott International, Inc.	(1.000%)	12/20/2017	0.183%		600	(2)	(13)	0	(15)
	Ryder System, Inc.	(1.000%)	03/20/2016	0.058%		600	5	(12)	0	(7)
	Standard Chartered PLC	(1.000%)	06/20/2017	0.530%	EUR	100	3	(5)	0	(2)
	Sweden Government International Bond	(0.250%)	09/20/2021	0.204%		$900	17	(19)	0	(2)
	Target Corp.	(1.000%)	09/20/2016	0.072%		300	(6)	1	0	(5)
	Target Corp.	(1.000%)	03/20/2017	0.085%		600	(17)	5	0	(12)
	Target Corp.	(1.000%)	06/20/2017	0.108%		300	(9)	2	0	(7)
	Target Corp.	(1.000%)	09/20/2017	0.126%		500	(14)	2	0	(12)
	Wells Fargo & Co.	(1.000%)	09/20/2016	0.159%		400	4	(10)	0	(6)
	Wells Fargo & Co.	(1.000%)	12/20/2016	0.172%		300	7	(12)	0	(5)
BPS	Sweden Government International Bond	(0.250%)	09/20/2021	0.204%		300	5	(6)	0	(1)
	Telefonaktiebolaget LM Ericsson	(1.000%)	09/20/2017	0.151%	EUR	100	3	(6)	0	(3)
BRC	Omnicom Group, Inc.	(1.000%)	03/20/2018	0.159%		$100	(2)	0	0	(2)
CBK	Generali Finance BV	(1.000%)	09/20/2016	0.373%	EUR	300	27	(31)	0	(4)
	Rabobank Group	(1.000%)	03/20/2017	0.202%		300	4	(11)	0	(7)
	Standard Chartered PLC	(1.000%)	06/20/2017	0.530%		200	7	(10)	0	(3)
	Turkey Government International Bond	(1.000%)	09/20/2019	1.703%		$10,700	487	(155)	332	0
DUB	Omnicom Group, Inc.	(1.000%)	03/20/2018	0.159%		100	(2)	(1)	0	(3)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.000%)	03/20/2017	0.182%		200	1	(5)	0	(4)
	Wells Fargo & Co.	(1.000%)	12/20/2016	0.172%		300	7	(12)	0	(5)
FBF	Ericsson LM Telephone Co.	(1.000%)	03/20/2018	0.186%	EUR	300	6	(15)	0	(9)
	Marriott International, Inc.	(1.000%)	12/20/2017	0.183%		$100	0	(2)	0	(2)
	Noble Corp.	(1.000%)	03/20/2017	2.200%		200	0	5	5	0
	Starwood Hotels & Resorts Worldwide, Inc.	(1.000%)	03/20/2017	0.182%		300	1	(7)	0	(6)
	Target Corp.	(1.000%)	06/20/2017	0.108%		300	(9)	2	0	(7)
	Telefonaktiebolaget LM Ericsson	(1.000%)	09/20/2017	0.151%	EUR	200	7	(12)	0	(5)
GST	DDR Corp.	(1.000%)	06/20/2016	0.198%		$300	9	(12)	0	(3)
	DIRECTV Holdings LLC	(1.000%)	03/20/2018	0.269%		200	5	(10)	0	(5)
	Ericsson LM Telephone Co.	(1.000%)	03/20/2018	0.186%	EUR	200	4	(10)	0	(6)
	Marriott International, Inc.	(1.000%)	09/20/2016	0.103%		$100	2	(4)	0	(2)
	Standard Chartered PLC	(1.000%)	06/20/2017	0.530%	EUR	200	7	(10)	0	(3)
	Stanley Black & Decker, Inc.	(1.000%)	09/20/2017	0.309%		$200	(3)	(1)	0	(4)
	Target Corp.	(1.000%)	03/20/2018	0.154%		300	(9)	1	0	(8)
JPM	Kimco Realty Corp.	(1.000%)	09/20/2017	0.326%		200	3	(6)	0	(3)
	Target Corp.	(1.000%)	09/20/2016	0.072%		400	(9)	2	0	(7)
MYC	DIRECTV Holdings LLC	(1.000%)	03/20/2018	0.269%		100	3	(5)	0	(2)
	Kimco Realty Corp.	(1.000%)	06/20/2016	0.175%		300	(1)	(3)	0	(4)
	Target Corp.	(1.000%)	06/20/2016	0.062%		300	(7)	3	0	(4)
	Wells Fargo & Co.	(1.000%)	12/20/2016	0.172%		400	10	(17)	0	(7)
SOG	Generali Finance BV	(1.000%)	09/20/2016	0.373%	EUR	300	22	(26)	0	(4)
UAG	Marriott International, Inc.	(1.000%)	03/20/2017	0.120%		$300	(2)	(4)	0	(6)

							$610	$(534)	$337	$(261)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	03/20/2023	0.915%		$100	$(4)	$4	$0	$0
	Dell, Inc.	1.000%	12/20/2019	1.525%		2,200	(121)	67	0	(54)
	General Electric Capital Corp.	1.000%	09/20/2015	0.261%		100	1	0	1	0
	Indonesia Government International Bond	1.000%	03/20/2019	1.235%		1,400	(74)	61	0	(13)
	Spain Government International Bond	1.000%	09/20/2019	0.782%		8,500	153	(66)	87	0
BPS	Slovenia Government International Bond	1.000%	06/20/2019	1.199%		12,300	(245)	144	0	(101)
BRC	Indonesia Government International Bond	1.000%	03/20/2019	1.235%		3,200	(169)	139	0	(30)
CBK	China Government International Bond	1.000%	12/20/2019	0.821%		2,400	18	4	22	0
	Dell, Inc.	1.000%	09/20/2019	1.429%		3,800	(196)	125	0	(71)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%		600	(7)	(19)	0	(26)
DUB	Ally Financial, Inc.	5.000%	12/20/2020	1.896%		600	26	74	100	0
	Berkshire Hathaway, Inc.	1.000%	09/20/2020	0.638%		500	(6)	16	10	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.261%		200	2	(1)	1	0
FBF	Finmeccanica Finance S.A.	5.000%	03/20/2019	1.315%	EUR	200	31	6	37	0
	Ford Motor Credit Co. LLC	5.000%	03/20/2019	0.647%		$2,200	414	(20)	394	0
GST	Community Health Systems, Inc.	5.000%	12/20/2016	0.704%		4,300	419	(50)	369	0
	Dell, Inc.	1.000%	12/20/2019	1.525%		1,700	(91)	50	0	(41)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	7.210%		100	(6)	1	0	(5)
	Sprint Communications, Inc.	5.000%	12/20/2019	4.563%		1,900	176	(137)	39	0
JPM	China Government International Bond	1.000%	12/20/2019	0.821%		10,200	78	12	90	0
	Italy Government International Bond	1.000%	06/20/2019	1.114%		3,500	(39)	23	0	(16)
MYC	Italy Government International Bond	1.000%	06/20/2019	1.114%		7,100	(82)	50	0	(32)
	Italy Government International Bond	1.000%	12/20/2019	1.191%		1,500	(3)	(10)	0	(13)
	Spain Government International Bond	1.000%	09/20/2019	0.782%		7,900	133	(53)	80	0

							$408	$420	$1,230	$(402)

Credit Default Swaps on Credit Indices - Buy Protection (2)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (5)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.7-1 Index	(0.090%)	08/25/2037	$83	$43	$(22)	$21	$0
GST	ABX.HE.AAA.7-1 Index	(0.090%)	08/25/2037	250	129	(64)	65	0
MYC	ABX.HE.AAA.7-1 Index	(0.090%)	08/25/2037	417	215	(107)	108	0

					$387	$(193)	$194	$0

Credit Default Swaps on Credit Indices - Sell Protection (3)

							Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$18,075	$(3,706)	$116	$0	$(3,590)
	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	200	27	1	28	0
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	9,038	(1,859)	64	0	(1,795)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	200	27	1	28	0
GST	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	9,038	(1,876)	81	0	(1,795)
	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	872	(3)	1	0	(2)
JPM	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	28,197	(5,672)	71	0	(5,601)

					$(13,062)	$335	$56	$(12,783)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	125	$0	$11	$11	$0
	Pay	1-Year BRL-CDI	8.420%	01/02/2017	BRL	5,700	9	(185)	0	(176)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021		5,600	37	(69)	0	(32)
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	60	0	5	5	0
	Pay	1-Year BRL-CDI	11.600%	01/02/2015	BRL	49,200	0	1	1	0
	Pay	1-Year BRL-CDI	8.485%	01/02/2017		400	0	(12)	0	(12)
	Pay	1-Year BRL-CDI	11.000%	01/04/2021		9,700	1	(118)	0	(117)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		21,600	19	15	34	0
BRC	Pay	1-Year BRL-CDI	12.935%	01/02/2017		1,500	2	7	9	0
DUB	Pay	1-Year BRL-CDI	8.415%	01/02/2017		6,900	0	(212)	0	(212)
FBF	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044	GBP	90	0	8	8	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		38	0	1	1	0
	Pay	1-Year BRL-CDI	8.495%	01/02/2017	BRL	3,100	(1)	(93)	0	(94)
GLM	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	65	0	6	6	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		252	0	6	6	0
	Pay	1-Month GBP-UKRPI	3.510%	12/15/2044		100	0	6	6	0
	Pay	1-Year BRL-CDI	8.720%	01/02/2017	BRL	6,400	(7)	(173)	0	(180)
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	100	1	7	8	0
	Pay	1-Year BRL-CDI	9.010%	01/02/2017	BRL	3,800	37	(122)	0	(85)
MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044	GBP	70	0	6	6	0
	Pay	1-Year BRL-CDI	8.640%	01/02/2017	BRL	4,200	31	(144)	0	(113)
UAG	Pay	1-Year BRL-CDI	12.055%	01/04/2021		19,300	37	(6)	31	0

							$166	$(1,055)	$132	$(1,021)

Total Swap Agreements							$(11,491)	$(1,027)	$1,949	$(14,467)

(l)	Securities with an aggregate market value of $14,303 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$273	$0	$273
Industrials	0	103	0	103
Municipal Bonds & Notes
Alaska	0	4,662	0	4,662
Arizona	0	2,982	0	2,982
California	0	44,821	0	44,821
Colorado	0	25,423	0	25,423
Florida	0	18,873	0	18,873
Georgia	0	1,838	0	1,838
Illinois	0	4,318	0	4,318
Indiana	0	6,933	0	6,933
Iowa	0	6,215	0	6,215
Kansas	0	398	0	398
Maryland	0	854	0	854
Massachusetts	0	7,772	0	7,772
Michigan	0	3,505	0	3,505
Minnesota	0	1,344	0	1,344
Nebraska	0	443	0	443
New Jersey	0	11,855	0	11,855
New York	0	60,116	0	60,116
North Carolina	0	1,325	0	1,325
Ohio	0	26,342	0	26,342
Oklahoma	0	1,734	0	1,734
Oregon	0	570	0	570
Pennsylvania	0	4,760	0	4,760
South Carolina	0	860	0	860
Tennessee	0	2,760	0	2,760
Texas	0	19,214	0	19,214
Virginia	0	456	0	456
Washington	0	8,494	0	8,494
Wisconsin	0	2,640	0	2,640
U.S. Government Agencies	0	156	0	156
U.S. Treasury Obligations	0	13,758	0	13,758
Mortgage-Backed Securities	0	10,582	0	10,582
Asset-Backed Securities	0	12,954	0	12,954
Sovereign Issues	0	501	0	501
Short-Term Instruments
Repurchase Agreements	0	5,884	0	5,884
U.S. Treasury Bills	0	7,309	0	7,309

Total Investments	$0	$323,027	$0	$323,027

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(72,584)	$0	$(72,584)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	49	641	0	690
Over the counter	0	8,879	0	8,879
	$49	$9,520	$0	$9,569

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(107)	(522)	0	(629)
Over the counter	(0)	(20,048)	0	(20,048)

	$(107)	$(20,570)	$0	$(20,677)

Totals	$(58)	$239,393	$0	$239,335

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Worldwide Fundamental Advantage AR Strategy Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.0%
BANK LOAN OBLIGATIONS 2.5%
Axalta Coating Systems U.S. Holdings, Inc.
3.750% due 02/01/2020		$1,883	$1,839
Biomet, Inc.
3.670% due 07/25/2017		9,279	9,251
BMC Software Finance, Inc.
5.000% due 09/10/2020		14,911	14,484
Charter Communications Operating LLC
3.000% due 07/01/2020		6,107	5,996
Dell, Inc.
3.750% due 10/29/2018		4,753	4,739
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		2,673	2,677
H.J. Heinz Co.
3.500% due 06/05/2020		24,192	24,093
HCA, Inc.
2.919% due 03/31/2017		4,776	4,748
MGM Resorts International
3.500% due 12/20/2019		1,960	1,917
OGX
8.000% due 04/11/2015		60	46
Phillips-Van Heusen Corp.
3.250% due 02/13/2020		975	977
Realogy Corp.
3.750% due 03/05/2020		2,948	2,906
RPI Finance Trust
2.755% due 11/09/2016		1,691	1,690

Total Bank Loan Obligations (Cost $75,942)			75,363

CORPORATE BONDS & NOTES 33.9%
BANKING & FINANCE 23.5%
Ally Financial, Inc.
2.500% due 03/15/2017		5,000	4,920
3.125% due 01/15/2016		100	101
3.500% due 07/18/2016		16,200	16,423
4.625% due 06/26/2015		2,500	2,522
5.500% due 02/15/2017		400	421
6.250% due 12/01/2017		500	541
7.500% due 09/15/2020		879	1,033
8.300% due 02/12/2015		76,500	76,978
Aviation Loan Trust
2.351% due 12/15/2022		4,151	3,897
AyT Cedulas Cajas Fondo de Titulizacion de Activos
3.750% due 03/31/2015	EUR	7,400	9,029
Banca Carige SpA
3.750% due 11/25/2016		15,000	19,138
3.875% due 10/24/2018		8,200	10,924
Banca Monte dei Paschi di Siena SpA
2.875% due 04/16/2022		950	1,252
3.125% due 06/30/2015		1,196	1,466
4.875% due 09/15/2016		20,300	26,262
5.000% due 02/09/2019		10,100	13,749
Banco de Sabadell S.A.
3.500% due 01/19/2016		6,300	7,874
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)		100	138
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$1,600	1,666
Bank of America Corp.
1.125% due 04/01/2019		29,000	29,078
1.317% due 03/22/2018		900	907
2.650% due 04/01/2019		4,300	4,336
Bank of America N.A.
0.652% due 05/08/2017		17,200	17,181
0.703% due 02/14/2017		6,300	6,285
Bankia S.A.
3.500% due 12/14/2015	EUR	700	873
3.625% due 10/05/2016		3,000	3,843
4.250% due 07/05/2016		3,000	3,850
4.500% due 04/26/2022		14,700	22,153
Barclays Bank PLC
10.179% due 06/12/2021		$3,010	4,051
14.000% due 06/15/2019 (e)	GBP	2,177	4,470

BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$1,900	1,924
BNP Paribas S.A.
0.542% due 11/07/2015		20,100	20,074
BPCE S.A.
2.500% due 07/15/2019		13,500	13,582
British Land Co. PLC
6.750% due 03/31/2020	GBP	400	737
Cantor Fitzgerald LP
7.875% due 10/15/2019		$1,700	1,866
CIT Group, Inc.
4.250% due 08/15/2017		5,400	5,522
4.750% due 02/15/2015		7,600	7,613
5.000% due 05/15/2017		8,100	8,424
6.625% due 04/01/2018		600	653
Citigroup, Inc.
1.700% due 07/25/2016		7,000	7,052
6.125% due 05/15/2018		500	566
Credit Agricole S.A.
0.785% due 06/12/2017		18,900	18,927
Crown Castle International Corp.
5.250% due 01/15/2023		2,400	2,460
Dexia Credit Local S.A.
0.266% due 11/04/2015	EUR	3,500	4,242
Eksportfinans ASA
2.000% due 09/15/2015		$400	401
2.375% due 05/25/2016		4,000	4,019
5.500% due 05/25/2016		1,300	1,362
5.500% due 06/26/2017		500	535
European Financial Stability Facility
1.250% due 07/31/2018	EUR	16,700	21,053
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	5,200	8,041
Ford Motor Credit Co. LLC
0.755% due 09/08/2017		$9,700	9,640
1.482% due 05/09/2016		19,610	19,787
General Motors Financial Co., Inc.
2.625% due 07/10/2017		6,400	6,432
2.750% due 05/15/2016		200	204
German Postal Pensions Securitisation PLC
4.250% due 01/18/2017	EUR	6,800	8,920
GMAC International Finance BV
7.500% due 04/21/2015		100	123
HBOS PLC
0.754% due 03/29/2016		300	363
0.935% due 09/06/2017		$400	399
6.750% due 05/21/2018		1,600	1,787
HSBC Finance Corp.
0.664% due 06/01/2016		100	100
International Lease Finance Corp.
4.875% due 04/01/2015		3,075	3,103
5.750% due 05/15/2016		3,100	3,222
6.750% due 09/01/2016		6,550	6,992
7.125% due 09/01/2018		100	112
8.625% due 09/15/2015		7,100	7,419
8.750% due 03/15/2017		2,500	2,775
Intesa Sanpaolo SpA
3.125% due 01/15/2016		1,600	1,626
JPMorgan Chase & Co.
0.752% due 02/15/2017		34,000	33,932
0.784% due 04/25/2018		11,000	10,984
3.450% due 03/01/2016		1,100	1,130
LBG Capital PLC
7.625% due 10/14/2020	EUR	200	263
15.000% due 12/21/2019		700	1,256
15.000% due 12/21/2019	GBP	200	429
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		$1,400	2,002
Mizuho Bank Ltd.
0.705% due 09/25/2017		700	701
Morgan Stanley
1.514% due 04/25/2018		8,700	8,846
National Bank of Greece S.A.
3.875% due 10/07/2016	EUR	1,500	1,861
Navient Corp.
6.000% due 01/25/2017		$400	420
6.250% due 01/25/2016		8,100	8,444
8.450% due 06/15/2018		1,650	1,844
Nederlandse Waterschapsbank NV
2.125% due 06/16/2016		500	510
Novo Banco S.A.
3.375% due 02/17/2016	EUR	11,800	14,326
RCI Banque S.A.
3.500% due 04/03/2018		$8,000	8,290

Royal Bank of Scotland Group PLC
5.050% due 01/08/2015		5,200	5,201
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		46,500	46,151
Shinsei Bank Ltd.
7.375% due 09/14/2020	EUR	5,380	6,780
Skandinaviska Enskilda Banken AB
1.375% due 05/29/2018		$3,400	3,374
SL Green Realty Corp.
4.500% due 12/01/2022		3,800	3,874
Springleaf Finance Corp.
5.400% due 12/01/2015		1,300	1,336
Standard Chartered PLC
3.200% due 05/12/2016		300	308
3.950% due 01/11/2023		1,000	967
Swedbank Hypotek AB
1.375% due 03/28/2018		16,800	16,649
Toronto-Dominion Bank
2.125% due 07/02/2019		18,600	18,532
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	8,100	13,556
Westpac Banking Corp.
1.850% due 11/26/2019		$500	500

			709,884

INDUSTRIALS 5.6%
ADT Corp.
4.125% due 06/15/2023		1,200	1,089
6.250% due 10/15/2021 (g)		2,500	2,575
Algeco Scotsman Global Finance PLC
8.500% due 10/15/2018		7,500	7,275
ArcelorMittal
4.250% due 08/05/2015		8,750	8,892
Cemex S.A.B. de C.V.
4.981% due 10/15/2018		2,000	2,062
5.875% due 03/25/2019		2,500	2,544
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		100	104
CNH Industrial Capital LLC
3.625% due 04/15/2018		5,000	4,950
CNPC General Capital Ltd.
1.133% due 05/14/2017		5,200	5,211
Con-way, Inc.
7.250% due 01/15/2018		700	796
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		481	498
CST Brands, Inc.
5.000% due 05/01/2023		1,500	1,523
DISH DBS Corp.
7.125% due 02/01/2016		800	843
7.750% due 05/31/2015		3,900	4,012
ERAC USA Finance LLC
6.200% due 11/01/2016		1,000	1,090
First Quantum Minerals Ltd.
6.750% due 02/15/2020		988	899
7.000% due 02/15/2021		988	894
Freeport-McMoRan, Inc.
2.375% due 03/15/2018		2,500	2,474
HCA, Inc.
4.750% due 05/01/2023		1,000	1,020
6.500% due 02/15/2016		300	314
6.500% due 02/15/2020		2,900	3,257
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	10,600	10,531
Hertz Corp.
4.250% due 04/01/2018		$3,250	3,250
HJ Heinz Co.
4.250% due 10/15/2020		3,300	3,341
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		400	485
KP Germany Erste GmbH
11.625% due 07/15/2017	EUR	5,400	7,031
Lennar Corp.
5.600% due 05/31/2015		$200	204
Masco Corp.
6.125% due 10/03/2016		2,000	2,131
MGM Resorts International
6.625% due 07/15/2015		10,330	10,537
7.500% due 06/01/2016		900	952
Mondelez International, Inc.
2.250% due 02/01/2019		2,200	2,193
New York Times Co.
5.000% due 03/15/2015		300	302

NXP BV
3.500% due 09/15/2016		9,100	9,214
Outerwall, Inc.
6.000% due 03/15/2019		2,300	2,277
PHH Corp.
6.375% due 08/15/2021		4,250	3,915
Schaeffler Finance BV
4.250% due 05/15/2018	EUR	3,000	3,739
Schaeffler Holding Finance BV (6.250% Cash or 6.250% PIK)
6.250% due 11/15/2019 (b)		$5,000	5,175
Schaeffler Holding Finance BV (5.750% Cash or 6.500% PIK)
5.750% due 11/15/2021 (b)	EUR	8,600	11,122
Schaeffler Holding Finance BV (6.750% Cash or 6.750% PIK)
6.750% due 11/15/2022 (b)		$7,300	7,665
Sensata Technologies BV
4.875% due 10/15/2023		3,250	3,250
Tenet Healthcare Corp.
6.000% due 10/01/2020		4,900	5,274
Time Warner Cos., Inc.
7.250% due 10/15/2017		2,100	2,408
Time Warner, Inc.
3.150% due 07/15/2015		650	659
Times Square Hotel Trust
8.528% due 08/01/2026		3,211	4,176
Trionista Holdco GmbH
5.000% due 04/30/2020	EUR	400	503
VeriSign, Inc.
4.625% due 05/01/2023		$5,000	4,925
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		10,000	9,500

			167,081

UTILITIES 4.8%
AES Corp.
3.234% due 06/01/2019		8,800	8,602
8.000% due 10/15/2017		280	315
Bharti Airtel International Netherlands BV
3.375% due 05/20/2021	EUR	700	899
BP Capital Markets PLC
4.500% due 10/01/2020		$200	217
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		7,600	7,568
Dynegy Finance, Inc.
6.750% due 11/01/2019		12,200	12,429
7.375% due 11/01/2022		1,950	1,986
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		9,800	10,040
Petrobras Global Finance BV
2.371% due 01/15/2019		1,400	1,245
2.603% due 03/17/2017		11,900	11,015
3.123% due 03/17/2020		7,800	7,063
Sinopec Group Overseas Development Ltd.
1.009% due 04/10/2017		12,000	12,023
1.750% due 04/10/2017		20,300	20,228
Sprint Communications, Inc.
6.000% due 12/01/2016		2,600	2,724
8.375% due 08/15/2017		3,800	4,113
9.125% due 03/01/2017		10,900	12,017
Telecom Italia SpA
7.375% due 12/15/2017	GBP	3,400	5,947
Telefonica Europe BV
6.500% due 09/18/2018 (e)	EUR	1,400	1,858
Verizon Communications, Inc.
3.000% due 11/01/2021		$4,000	3,951
3.500% due 11/01/2024		4,300	4,233
4.400% due 11/01/2034		6,500	6,482
4.862% due 08/21/2046		1,870	1,926
5.150% due 09/15/2023		4,600	5,083
6.400% due 09/15/2033		1,800	2,221

			144,185

Total Corporate Bonds & Notes (Cost $1,048,426)			1,021,150

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.6%
Bay Area Toll Authority, California Revenue Bonds, Series 2008
1.140% due 04/01/2045		500	510
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		100	125
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039		1,600	2,371

7.500% due 04/01/2034	5,620	8,360
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	400	614
7.950% due 03/01/2036	200	247
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	200	250
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	200	266
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	100	128
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	500	633
5.813% due 06/01/2040	200	253
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	100	137
University of California Revenue Bonds, Series 2013
2.900% due 05/15/2024	5,000	4,993

		18,887

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	990	1,072

IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,375	2,375

MISSOURI 0.0%
Missouri Joint Municipal Electric Utility Commission Revenue Bonds, (BABs), Series 2009
6.890% due 01/01/2042	100	126

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	100	124

OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	200	323

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	100	121

SOUTH DAKOTA 0.1%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013
2.156% due 06/01/2018	2,500	2,465

Total Municipal Bonds & Notes (Cost $24,511)		25,493

U.S. GOVERNMENT AGENCIES 16.8%
Fannie Mae
0.540% due 05/25/2037	102	102
0.570% due 04/25/2037	140	141
0.580% due 09/25/2035	82	83
0.620% due 12/25/2040	564	570
0.670% due 05/25/2040	374	376
0.720% due 09/25/2041	307	310
0.770% due 01/25/2034	428	434
0.820% due 02/25/2024	210	213
0.920% due 01/25/2040	609	619
1.070% due 03/25/2032	116	119
3.000% due 06/25/2042 (a)	9,141	1,316
3.000% due 04/01/2043 - 01/01/2045	1,000	1,011
3.500% due 12/01/2025 - 01/01/2045	248,982	262,681
4.000% due 06/01/2024 - 02/01/2045	154,320	164,730
4.500% due 08/01/2018 - 09/01/2024	138	148
5.000% due 02/01/2032 - 04/01/2033	104	115
6.081% due 03/25/2024 (a)	2,633	252
6.131% due 03/25/2038 (a)	2,271	314
6.211% due 03/25/2037 (a)	373	54
6.431% due 08/25/2041 (a)	1,552	215
6.481% due 07/25/2039 (a)	831	113
12.321% due 03/25/2040	295	340
Freddie Mac
0.461% due 02/15/2037	29	29
0.511% due 05/15/2036	76	76
0.561% due 11/15/2043	60,603	60,832
0.661% due 11/15/2040 - 02/15/2041	886	891
5.500% due 08/15/2030	1	1

6.039% due 06/15/2038 - 10/15/2042 (a)		10,950	1,569
7.594% due 12/15/2042		2,096	2,119
7.839% due 02/15/2032 (a)		768	193
9.578% due 01/15/2041		1,089	1,155
11.563% due 09/15/2041		46	50
12.718% due 02/15/2041		6	7
Ginnie Mae
0.465% due 12/20/2042		5,892	5,917
2.500% due 02/20/2043		46	46
8.690% due 09/20/2040		112	113

Total U.S. Government Agencies (Cost $505,948)			507,254

U.S. TREASURY OBLIGATIONS 31.9%
U.S. Treasury Bonds
3.000% due 11/15/2044		9,600	10,092
3.125% due 08/15/2044 (g)		29,700	31,981
4.250% due 05/15/2039		23,800	30,631
4.500% due 08/15/2039		16,400	21,879
U.S. Treasury Inflation Protected Securities (d)
0.125% due 01/15/2022 (j)(l)		34,828	33,957
0.125% due 07/15/2022 (g)(j)(l)		122,452	119,568
0.125% due 01/15/2023 (j)		11,726	11,366
0.125% due 07/15/2024 (j)		19,099	18,436
0.375% due 07/15/2023 (j)(l)		3,571	3,538
2.000% due 01/15/2026		32,419	37,235
2.375% due 01/15/2025		20,658	24,308
2.375% due 01/15/2027		3,297	3,955
U.S. Treasury Notes
1.875% due 11/30/2021 (g)(l)		66,400	66,021
2.000% due 05/31/2021 (g)(l)		54,600	54,849
2.125% due 09/30/2021 (g)(i)(l)		418,100	422,706
2.375% due 08/15/2024 (l)		66,000	67,189
2.750% due 11/15/2023 (l)		2,681	2,821

Total U.S. Treasury Obligations (Cost $962,402)			960,532

MORTGAGE-BACKED SECURITIES 5.9%
Banc of America Alternative Loan Trust
6.000% due 06/25/2046 ^		1,116	921
Banc of America Commercial Mortgage Trust
5.309% due 10/10/2045		370	371
Banc of America Funding Trust
2.640% due 02/20/2036		103	102
BCAP LLC Trust
0.339% due 09/26/2035		203	201
Bear Stearns Adjustable Rate Mortgage Trust
2.486% due 08/25/2033		329	330
2.505% due 05/25/2034		4	4
2.786% due 02/25/2034		1,452	1,430
Bear Stearns ALT-A Trust
2.059% due 10/25/2033		21	19
Bella Vista Mortgage Trust
2.485% due 11/20/2034		328	322
Chase Mortgage Finance Trust
5.500% due 03/25/2037		42	41
Citigroup Commercial Mortgage Trust
2.210% due 09/10/2045 (a)		45,571	4,581
5.743% due 06/14/2050		12,389	13,290
Commercial Mortgage Trust
1.059% due 06/11/2027		14,900	14,886
1.906% due 01/10/2046		4,300	4,317
Countrywide Alternative Loan Trust
0.340% due 11/25/2036		2,116	1,953
4.750% due 08/25/2018		509	510
6.000% due 02/25/2037 ^		784	636
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 10/25/2034		1,335	1,379
5.500% due 01/25/2035		720	734
Credit Suisse Mortgage Capital Certificates
2.634% due 08/27/2036		17,553	17,222
4.528% due 06/27/2037		5,936	5,862
DBUBS Mortgage Trust
4.537% due 07/10/2044		500	553
Eurohome UK Mortgages PLC
0.710% due 06/15/2044	GBP	6,409	9,452
First Horizon Alternative Mortgage Securities Trust
2.207% due 06/25/2034		$70	68
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035		418	438
GE Commercial Mortgage Corp. Trust
5.543% due 12/10/2049		8,300	8,833
GS Mortgage Securities Trust
4.753% due 03/10/2044		500	555

5.162% due 12/10/2043		500	569
5.796% due 08/10/2045		1,806	1,957
GSAA Home Equity Trust
6.000% due 04/01/2034		288	304
GSR Mortgage Loan Trust
2.669% due 09/25/2035		84	85
Impac CMB Trust
1.090% due 11/25/2034		21	20
IndyMac Mortgage Loan Trust
0.410% due 04/25/2035		168	151
JPMorgan Alternative Loan Trust
3.049% due 11/25/2036 ^		653	553
JPMorgan Chase Commercial Mortgage Securities Trust
3.616% due 11/15/2043		700	734
JPMorgan Resecuritization Trust
6.006% due 03/26/2038		6,956	5,749
Leek Finance PLC
0.507% due 09/21/2038		9,201	9,568
Lehman XS Trust
0.350% due 07/25/2037		602	416
MASTR Adjustable Rate Mortgages Trust
0.520% due 07/25/2035		6,953	3,493
2.402% due 10/25/2033		3,687	3,397
MASTR Asset Securitization Trust
5.250% due 12/25/2033		426	439
Morgan Stanley Bank of America Merrill Lynch Trust
1.713% due 02/15/2046 (a)		34,799	2,996
Morgan Stanley Mortgage Loan Trust
0.240% due 01/25/2047		22	22
Morgan Stanley Re-REMIC Trust
5.796% due 08/12/2045		3,197	3,431
5.796% due 08/15/2045		12,009	12,890
RBSSP Resecuritization Trust
5.220% due 10/26/2035		16,443	15,578
Residential Accredit Loans, Inc. Trust
6.000% due 10/25/2034		578	608
Structured Adjustable Rate Mortgage Loan Trust
0.410% due 03/25/2035		898	817
0.480% due 07/25/2035		858	642
Structured Asset Mortgage Investments Trust
0.360% due 02/25/2036		495	319
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.396% due 02/25/2034		196	192
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020		8,100	7,975
WaMu Mortgage Pass-Through Certificates Trust
0.590% due 05/25/2044		5,306	5,201
1.921% due 02/27/2034		97	95
2.406% due 08/25/2034		423	424
Wells Fargo Commercial Mortgage Trust
1.185% due 02/15/2027		11,300	11,304
Wells Fargo Mortgage-Backed Securities Trust
2.600% due 04/25/2036 ^		54	53
2.611% due 03/25/2035		55	56

Total Mortgage-Backed Securities (Cost $181,355)			179,048

ASSET-BACKED SECURITIES 7.2%
Aegis Asset-Backed Securities Trust
1.170% due 03/25/2035 ^		1,000	893
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
1.895% due 10/25/2034		1,709	1,508
Alba SPV SRL
1.581% due 04/20/2040	EUR	7,725	9,383
Ally Auto Receivables Trust
0.200% due 10/15/2015		$10,055	10,055
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.220% due 11/25/2034		2,158	1,728
Asset-Backed Funding Certificates Trust
0.920% due 06/25/2035		1,678	1,645
Asset-Backed Securities Corp. Home Equity Loan Trust
0.600% due 11/25/2035		2,100	2,041
0.810% due 07/25/2035		1,000	913
Atrium CDO Corp.
1.332% due 11/16/2022		8,500	8,511
Bear Stearns Asset-Backed Securities Trust
0.340% due 03/25/2037		2,209	2,108
0.565% due 12/25/2035		2,200	2,111
Bilkreditt Ltd.
0.474% due 12/25/2027	EUR	573	694
BNC Mortgage Loan Trust
0.270% due 05/25/2037		$1,014	973
COA Summit CLO Ltd.
1.581% due 04/20/2023		6,500	6,498

Countrywide Asset-Backed Certificates
0.320% due 12/25/2036		9,189	8,638
0.320% due 05/25/2037		1,592	1,373
0.340% due 05/25/2037		564	504
0.345% due 07/25/2036		1,284	1,259
0.775% due 08/25/2035		1,300	1,213
0.830% due 11/25/2033		1,268	1,225
Countrywide Asset-Backed Certificates Trust
1.220% due 09/25/2034		1,369	1,245
Educational Funding Co. LLC
0.484% due 10/25/2029		1,879	1,740
Fremont Home Loan Trust
0.410% due 01/25/2036		425	408
Gallatin CLO Ltd.
1.501% due 07/15/2023		3,700	3,695
Gresham Capital CLO BV
0.534% due 07/18/2023	EUR	496	600
GSAMP Trust
1.220% due 06/25/2034		$550	534
HSBC Home Equity Loan Trust
0.645% due 03/20/2036		1,000	946
Inwood Park CDO Ltd.
0.456% due 01/20/2021		1,701	1,695
L2L Education Loan Trust
0.501% due 06/15/2031		2,100	1,938
Landmark CDO Ltd.
0.506% due 07/15/2018		19	19
LCM LP
1.491% due 04/15/2022		17,800	17,756
Lehman ABS Mortgage Loan Trust
0.370% due 06/25/2037		5,900	3,879
LightPoint Pan-European CLO PLC
0.338% due 01/31/2022	EUR	226	273
Madison Park Funding Ltd.
1.482% due 04/22/2022		$14,700	14,646
MASTR Asset-Backed Securities Trust
0.630% due 06/25/2035		12,281	11,166
Motor PLC
0.650% due 08/25/2021		17,409	17,419
New Century Home Equity Loan Trust
0.450% due 10/25/2035		381	377
Newcastle Mortgage Securities Trust
0.350% due 03/25/2036		4,231	4,227
Octagon Investment Partners Ltd.
1.502% due 05/05/2023		9,800	9,766
OneMain Financial Issuance Trust
2.470% due 09/18/2024		6,300	6,325
Park Place Securities, Inc.
0.660% due 09/25/2035		800	643
RAAC Trust
1.370% due 09/25/2047		1,832	1,810
Race Point CLO Ltd.
1.541% due 12/15/2022		21,700	21,743
Residential Asset Mortgage Products Trust
0.340% due 05/25/2036		137	136
Residential Asset Securities Corp. Trust
0.370% due 02/25/2036		495	489
0.630% due 11/25/2035		900	707
0.815% due 03/25/2035		2,058	1,929
0.845% due 02/25/2035		2,024	1,885
Santander Drive Auto Receivables Trust
0.540% due 08/15/2017		8,870	8,868
Securitized Asset-Backed Receivables LLC Trust
0.450% due 12/25/2035		695	670
Silver Arrow S.A.
0.325% due 10/20/2021	EUR	373	451
SLM Private Credit Student Loan Trust
0.481% due 12/16/2041		$2,000	1,794
Structured Asset Securities Corp.
0.830% due 02/25/2035		335	312
Structured Asset Securities Corp. Mortgage Loan Trust
0.380% due 02/25/2037		7,434	6,596
0.620% due 11/25/2035		1,400	1,255
Turbo Finance PLC
1.104% due 11/20/2019	GBP	43	67
World Omni Automobile Lease Securitization Trust
0.200% due 10/09/2015		$5,414	5,414

Total Asset-Backed Securities (Cost $216,153)			216,696

SOVEREIGN ISSUES 8.1%
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	7,500	10,104

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2015	BRL	36,000	12,372
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023		44,800	14,987
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		$21,100	22,593
Instituto de Credito Oficial
4.530% due 03/17/2016	CAD	9,600	8,375
Italy Buoni Poliennali Del Tesoro
2.150% due 11/12/2017 (d)	EUR	8,488	10,648
Italy Government International Bond
5.250% due 09/20/2016		$3,300	3,517
Kommunalbanken A/S
0.635% due 03/27/2017		3,800	3,828
1.375% due 06/08/2017		1,300	1,310
Mexico Government International Bond
4.750% due 06/14/2018	MXN	85,300	5,776
New Zealand Government Bond
2.000% due 09/20/2025	NZD	24,020	18,716
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	1,280,000	8,740
4.500% due 07/03/2017		1,280,000	8,574
Slovenia Government International Bond
4.125% due 02/18/2019		$17,500	18,375
4.700% due 11/01/2016	EUR	7,300	9,464
4.750% due 05/10/2018		$6,400	6,864
5.250% due 02/18/2024		4,200	4,636
5.500% due 10/26/2022		43,600	48,505
Spain Government International Bond
2.750% due 10/31/2024	EUR	20,388	27,222

Total Sovereign Issues (Cost $252,459)			244,606

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
GMAC Capital Trust
8.125% due 02/15/2040		237,937	6,277

Total Preferred Securities (Cost $6,429)			6,277

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.6%
CERTIFICATES OF DEPOSIT 2.3%
Banco Bilbao Vizcaya Argentaria S.A.
0.981% due 10/23/2015		$32,900	32,869
Itau Unibanco Holding S.A.
1.605% due 06/21/2016		12,200	12,201
Sumitomo Mitsui Banking Corp.
0.553% due 04/29/2016		24,500	24,501

			69,571

COMMERCIAL PAPER 0.1%
Tesco Treasury Services PLC
1.024% due 08/18/2015		4,100	4,028

REPURCHASE AGREEMENTS (f) 0.0%			1,029

SHORT-TERM NOTES 0.3%
Santander Drive Auto Receivables Trust
0.250% due 09/15/2015		9,389	9,389

GREECE TREASURY BILLS 0.1%
2.046% due 02/06/2015	EUR	2,600	3,140

JAPAN TREASURY BILLS 2.5%
0.000% due 01/08/2015 (c)	JPY	9,060,000	75,639

U.S. TREASURY BILLS 0.3%
0.049% due 02/26/2015 - 05/28/2015 (c)(g)(j)(l)	$9,745	9,744

Total Short-Term Instruments (Cost $180,669)		172,540

Total Investments in Securities (Cost $3,454,294)		3,408,959

	SHARES
INVESTMENTS IN AFFILIATES 15.7%
SHORT-TERM INSTRUMENTS 15.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.7%
PIMCO Short-Term Floating NAV Portfolio	1,332	14
PIMCO Short-Term Floating NAV Portfolio III	47,683,340	472,637

Total Short-Term Instruments (Cost $475,366)		472,651

Total Investments in Affiliates (Cost $475,366)		472,651

Total Investments 128.7% (Cost $3,929,660)		$3,881,610
Financial Derivative Instruments (h)(k) (1.2%) (Cost or Premiums, net $(7,673))		(37,067)
Other Assets and Liabilities, net (27.5%)		(827,968)

Net Assets 100.0%		$3,016,575

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$1,029	Fannie Mae 2.260% due 10/17/2022	$(1,052)	$1,029	$1,029

Total Repurchase Agreements						$(1,052)	$1,029	$1,029

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(1.500%)	10/31/2014	10/30/2016	$(2,558)	$(2,551)
DEU	0.050%	01/05/2015	01/12/2015	(1,010)	(1,010)
JPS	0.250%	12/29/2014	01/05/2015	(14,364)	(14,364)
	0.400%	12/17/2014	01/16/2015	(35,319)	(35,326)
	0.420%	12/30/2014	01/06/2015	(39,054)	(39,056)
	1.300%	12/31/2014	01/02/2015	(13,250)	(13,251)

Total Reverse Repurchase Agreements					$(105,558)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.250%	12/26/2014	01/09/2015	$(4,084)	$(4,087)
	0.350%	12/23/2014	01/06/2015	(7,746)	(7,749)
	0.420%	12/18/2014	01/08/2015	(77,851)	(77,895)
	0.450%	12/19/2014	01/07/2015	(96,841)	(96,890)
BPG	(0.010%)	01/05/2015	01/12/2015	(28,230)	(28,245)
	0.360%	12/12/2014	01/12/2015	(4,472)	(4,476)
GSC	0.370%	12/15/2014	01/15/2015	(16,156)	(16,172)
	0.440%	12/22/2014	01/07/2015	(76,847)	(76,883)
UBS	0.320%	12/08/2014	01/05/2015	(22,407)	(22,417)
	0.380%	12/16/2014	01/12/2015	(49,695)	(49,735)

Total Sale-Buyback Transactions					$(384,549)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $41,837 at a weighted average interest rate of 0.204%.
(3)	Payable for sale-buyback transactions includes $134 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	01/01/2045	$30,000	$(31,066)	$(31,260)
Fannie Mae	3.500%	02/01/2045	46,000	(47,677)	(47,806)
Fannie Mae	4.000%	01/01/2045	366,000	(335,119)	(337,168)
Fannie Mae	4.000%	02/01/2045	459,800	(488,497)	(489,344)
Fannie Mae	4.000%	03/12/2045	38,000	(40,328)	(40,329)
Fannie Mae	4.500%	01/01/2045	174,000	(188,499)	(188,860)

Total Short Sales				$(1,131,186)	$(1,134,767)

(g)	Securities with an aggregate market value of $491,990 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$99.000	01/23/2015	800	$6	$13
Put - CBOT U.S. Treasury 10-Year Note February Futures	102.000	01/23/2015	1,000	8	16
Put - CBOT U.S. Treasury 10-Year Note February Futures	107.000	01/23/2015	575	5	9
Put - CBOT U.S. Treasury 10-Year Note February Futures	110.000	01/23/2015	2,223	19	36
Put - CBOT U.S. Treasury 10-Year Note February Futures	112.000	01/23/2015	669	6	11
Put - CBOT U.S. Treasury 10-Year Note February Futures	114.000	01/23/2015	58	1	1
Put - CBOT U.S. Treasury 10-Year Note March Futures	98.000	02/20/2015	2,967	25	47

Total Purchased Options				$70	$133

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,950.000	01/17/2015	198	$(235)	$(128)

Total Written Options				$(235)	$(128)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	2,984	$(741)	$37	$0
90-Day Eurodollar December Futures	Short	12/2016	2,984	621	0	(112)
90-Day Eurodollar June Futures	Short	06/2015	266	23	0	(3)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	5,410	2,194	1,184	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2015	52	(203)	0	(15)

Total Futures Contracts				$1,894	$1,221	$(130)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019		$26,400	$1,677	$(81)	$26	$0
CDX.IG-22 5-Year Index	1.000%	06/20/2019		54,800	1,003	92	9	0
CDX.IG-23 5-Year Index	1.000%	12/20/2019		1,652,100	26,920	1,594	135	0
iTraxx Europe 22 5-Year Index	1.000%	12/20/2019	EUR	79,600	1,770	96	0	(115)

					$31,370	$1,701	$170	$(115)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	06/17/2018		$576,000	$(2,290)	$(827)	$0	$(98)
Receive	3-Month USD-LIBOR	2.250%	12/17/2019		294,700	(7,080)	(1,047)	0	(235)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		1,591,300	(49,678)	(17,205)	0	(1,670)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		26,300	(4,468)	(5,365)	0	(40)
Pay	6-Month AUD-BBR-BBSW	3.250%	09/21/2017	AUD	97,600	729	626	169	0
Pay	6-Month AUD-BBR-BBSW	3.500%	12/20/2018		19,500	117	118	12	0
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2019		620,500	13,583	12,145	2,643	0
Pay	6-Month AUD-BBR-BBSW	3.750%	12/17/2019		92,100	3,791	2,256	399	0
Pay	6-Month AUD-BBR-BBSW	3.000%	06/17/2020		45,900	473	199	218	0
Receive	6-Month AUD-BBR-BBSW	3.750%	12/17/2024		265,300	(11,412)	(10,901)	0	(1,918)
Receive	6-Month AUD-BBR-BBSW	3.500%	06/17/2025		25,000	(516)	(166)	0	(186)
Pay	6-Month EUR-EURIBOR	1.008%	11/14/2024	EUR	90,500	2,299	2,299	115	0
Pay	6-Month EUR-EURIBOR	1.250%	03/18/2025		134,200	6,447	3,699	178	0
Receive	6-Month EUR-EURIBOR	1.750%	11/14/2044		20,200	(1,818)	(1,818)	0	(76)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		114,100	(18,396)	(12,032)	0	(449)
Receive	6-Month GBP-LIBOR	1.750%	12/17/2016	GBP	52,000	(913)	(1,050)	0	(20)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2022		46,800	(1,496)	(1,040)	0	(224)
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	852,400	(235)	263	217	0
Pay	28-Day MXN-TIIE	5.630%	07/07/2021		251,400	(49)	(49)	64	0

						$(70,912)	$(29,895)	$4,015	$(4,916)

Total Swap Agreements						$(39,542)	$(28,194)	$4,185	$(5,031)

(i)	Securities with an aggregate market value of $6,066 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(j)	Securities with an aggregate market value of $84,721 and cash of $1,348 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	01/2015	AUD	128,536		$109,945	$5,009	$0
BOA	01/2015		44,884		38,694	2,051	0
	01/2015	NZD	56,958		44,433	116	(113)
	02/2015	EUR	139,216		174,405	5,872	0
	02/2015	GBP	40,588		63,475	228	0
	02/2015	INR	235,407		3,739	50	0
	02/2015	NOK	134,135		19,209	1,232	0
	02/2015		$61,882	EUR	50,568	0	(665)
	02/2015		19,619	NOK	133,425	0	(1,737)
BPS	01/2015	BRL	290,995		$110,630	1,159	0
	01/2015		$6,095	AUD	7,292	0	(141)
	01/2015		112,001	BRL	290,995	0	(2,530)
	02/2015	DKK	1,475		$243	4	0
	02/2015	MXN	493,174		36,391	3,027	0
	02/2015		$1,164	EUR	935	0	(32)
	02/2015		820	MXN	11,092	0	(69)
BRC	01/2015		2,478	SGD	3,192	0	(70)
	02/2015	MXN	16,974		$1,242	94	0
	02/2015		$48,702	INR	3,085,729	0	(351)
	02/2015		2,647	MXN	35,988	0	(212)
CBK	01/2015	JPY	85,400		$721	8	0
	01/2015		$45,565	JPY	5,502,023	369	0
	02/2015	CHF	32,317		$33,377	851	0
	02/2015	EUR	56,982		70,646	1,665	0
	02/2015	JPY	5,502,023		45,577	0	(368)
	02/2015		$75,894	EUR	61,088	0	(1,942)
	02/2015		1,802	INR	112,625	0	(37)
	02/2015		21,289	MXN	291,230	0	(1,586)
	03/2015	CAD	100,039		$86,894	901	0
	04/2015	BRL	82,084		33,828	3,694	0
DUB	01/2015		171,954		66,830	2,142	0
	01/2015		$64,737	BRL	171,954	0	(49)
	02/2015	EUR	78,354		$98,182	3,328	0
	07/2015		$63,381	BRL	171,954	0	(1,864)
	10/2015	BRL	36,000		$13,793	1,242	0
FBF	01/2015		172,292		68,602	3,787	0
	01/2015	JPY	9,041,339		83,087	7,603	0
	01/2015		$72,215	BRL	172,292	0	(7,400)
	02/2015	MXN	37,735		$2,583	30	0
	02/2015		$10,855	INR	677,352	0	(242)
GLM	01/2015	AUD	89,651		$74,635	1,444	0
	01/2015	ILS	322		81	0	(2)
	01/2015	SGD	299		226	0	0
	01/2015		$38,530	AUD	44,389	0	(2,290)
	01/2015		30,863	NZD	39,440	0	(98)
	02/2015	MXN	1,114,397		$83,230	7,838	0
	02/2015		$66,788	EUR	53,949	0	(1,478)
	02/2015		18,558	GBP	11,815	0	(148)
	02/2015		5,018	KRW	5,362,670	0	(128)
HUS	01/2015		27,740	AUD	33,192	0	(642)
	01/2015		40,172	JPY	4,753,500	0	(487)
	01/2015		389	TRY	887	0	(12)
	01/2015	ZAR	11,876		$1,051	28	0
JPM	01/2015	JPY	272,300		2,252	0	(21)
	01/2015		$7,427	NZD	9,521	0	0
	01/2015		17,457	ZAR	193,820	0	(769)
	01/2015	ZAR	198,449		$17,965	878	0
	02/2015	BRL	6,545		2,422	0	(21)
	02/2015	INR	12,856		205	4	0
	02/2015	KRW	339,866		325	15	0
	02/2015	MXN	112,562		7,706	91	0
	02/2015	SEK	3,590		473	12	0
	02/2015		$1,750	MXN	24,899	0	(65)
	04/2015	BRL	157,820		$64,976	7,037	0
MSB	01/2015		$6,217	NZD	7,997	21	0
	02/2015	NZD	7,997		$6,200	0	(21)
	02/2015		$34,081	CHF	32,826	0	(1,044)
	02/2015		13,264	EUR	10,906	0	(61)
	02/2015		22,292	MXN	315,192	0	(968)
NGF	02/2015	HKD	3,504		$452	0	0
RBC	02/2015	MXN	101,293		7,666	813	0
	02/2015		$1,042	EUR	845	0	(19)
	02/2015		37,429	MXN	529,356	0	(1,617)
SCX	01/2015		145,498	AUD	178,198	0	(17)
	02/2015	AUD	178,198		$145,190	16	0
SOG	02/2015	EUR	240,423		299,848	8,795	0
UAG	01/2015	BRL	41,079		17,688	2,234	0
	01/2015	JPY	9,897,823		83,709	1,076	0
	01/2015		$15,465	BRL	41,079	0	(12)
	02/2015	MXN	133,722		$9,081	34	0
	02/2015		$75,409	MXN	1,110,987	0	(248)

Total Forward Foreign Currency Contracts						$74,798	$(29,576)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
FBF	Put - OTC CDX.IG-23 5-Year Index	Buy	1.600%	02/18/2015	$28,500	$3	$1
JPM	Put - OTC CDX.IG-23 5-Year Index	Buy	1.300%	02/18/2015	105,000	10	7
	Put - OTC CDX.IG-23 5-Year Index	Buy	1.700%	02/18/2015	400,000	40	5

						$53	$13

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
CBK	Call - OTC EUR versus USD		$1.415	03/20/2015	EUR	90,000	$11	$1
HUS	Call - OTC USD versus CNH	CNH	6.310	12/03/2015		$48,090	605	839
	Call - OTC USD versus CNY	CNY	6.250	12/02/2015		47,784	523	869

							$1,139	$1,709

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	$275,800	$625	$472
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	119,700	247	217
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.460%	11/27/2017	14,100	1,081	808
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.525%	11/27/2017	16,500	1,430	881
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	11/27/2017	21,200	1,548	1,101
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	578,200	1,669	988
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.113%	12/16/2015	343,100	907	575
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/09/2015	59,800	3,319	6,139
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/24/2015	60,200	3,251	6,212
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	10/27/2017	75,500	5,385	3,818

							$19,462	$21,211

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC Fannie Mae 4.000% due 02/01/2045	$111.188	02/05/2015	$15,000	$1	$0
MYI	Call - OTC Fannie Mae 4.000% due 01/01/2045	112.000	01/07/2015	350,000	13	0
	Call - OTC Fannie Mae 4.000% due 01/01/2045	112.438	01/07/2015	130,000	5	0
	Call - OTC Fannie Mae 4.000% due 01/01/2045	112.500	01/07/2015	100,000	4	0
	Call - OTC Fannie Mae 4.000% due 01/01/2045	113.250	01/07/2015	79,000	3	0
	Call - OTC Fannie Mae 4.500% due 01/01/2045	114.000	01/07/2015	186,000	7	0

					$33	$0

Straddle Options

Counterparty	Description	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
BOA	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/06/2015	$8,100	$660	$715
	Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	0.000%	05/19/2015	3,700	302	327

					$962	$1,042

Total Purchased Options					$21,649	$23,975

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	03/18/2015		$29,000	$(63)	$(21)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	6,700	(13)	(8)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		6,700	(11)	(1)
BRC	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		$40,600	(45)	(11)
CBK	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		37,100	(19)	(7)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		37,100	(50)	(10)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	02/18/2015		45,600	(68)	(48)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	6,500	(12)	(8)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		6,500	(13)	(1)
FBF	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	01/21/2015		$800	(1)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	01/21/2015	EUR	7,300	(4)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		14,600	(6)	(2)
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		$45,800	(67)	(1)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015	EUR	40,900	(30)	(29)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		40,900	(77)	(72)
JPM	Put - OTC CDX.IG-23 5-Year Index	Sell	0.750%	01/21/2015		$16,100	(18)	(8)
	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	02/18/2015		27,200	(14)	(18)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.900%	02/18/2015		27,200	(45)	(15)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	03/18/2015		45,600	(82)	(65)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015	EUR	2,700	(2)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		2,700	(5)	(3)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		17,300	(21)	(16)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		17,300	(30)	(16)

							$(696)	$(365)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC GBP versus JPY	JPY	181.200	02/13/2015	GBP	9,650	$(106)	$(77)
	Call - OTC GBP versus JPY		193.500	02/13/2015		9,650	(101)	(48)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$500	(4)	(3)
	Call - OTC USD versus BRL		2.815	02/12/2015		500	(4)	(3)
	Put - OTC USD versus JPY	JPY	80.000	02/18/2019		30,200	(1,667)	(425)
	Put - OTC USD versus JPY		80.000	02/28/2019		6,800	(368)	(97)
BPS	Call - OTC USD versus BRL	BRL	2.700	05/29/2015		19,400	(485)	(944)
BRC	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		13,600	(324)	(30)
	Put - OTC USD versus JPY		94.750	04/21/2016		46,500	(1,372)	(199)
CBK	Put - OTC EUR versus AUD	AUD	1.425	01/22/2015	EUR	31,684	(227)	(16)
	Call - OTC EUR versus AUD		1.465	01/22/2015		31,684	(337)	(672)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$3,000	(26)	(20)
	Call - OTC USD versus BRL		2.815	02/12/2015		3,000	(25)	(19)
	Call - OTC USD versus BRL		2.740	06/08/2015		18,200	(410)	(796)
	Call - OTC USD versus BRL		2.770	06/11/2015		26,000	(756)	(1,037)
	Put - OTC USD versus MXN	MXN	13.350	02/04/2015		9,500	(43)	0
DUB	Put - OTC AUD versus JPY	JPY	93.870	02/13/2015	AUD	18,940	(102)	(66)
	Call - OTC AUD versus JPY		100.500	02/13/2015		18,940	(110)	(60)
	Put - OTC USD versus JPY		92.000	05/19/2016		$900	(21)	(3)
FBF	Put - OTC AUD versus NZD	NZD	1.095	02/04/2015	AUD	15,900	(82)	(592)
	Put - OTC EUR versus CAD	CAD	1.400	02/05/2015	EUR	14,500	(110)	(155)
	Call - OTC EUR versus CAD		1.460	02/05/2015		14,500	(124)	(28)
GLM	Put - OTC AUD versus NZD	NZD	1.105	02/04/2015	AUD	5,800	(29)	(260)
	Call - OTC USD versus BRL	BRL	2.650	05/29/2015		$15,617	(461)	(923)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		20,200	(456)	(44)
	Put - OTC USD versus MXN	MXN	14.200	02/12/2015		16,840	(114)	(20)
	Call - OTC USD versus MXN		15.100	02/12/2015		16,840	(97)	(120)
HUS	Call - OTC USD versus CNH	CNH	6.492	12/03/2015		48,090	(298)	(450)
	Call - OTC USD versus CNY	CNY	6.500	12/02/2015		47,784	(189)	(365)
JPM	Put - OTC EUR versus JPY	JPY	142.000	02/09/2015	EUR	12,190	(109)	(96)
	Call - OTC EUR versus JPY		151.300	02/09/2015		12,190	(99)	(30)
	Put - OTC GBP versus AUD	AUD	1.830	02/05/2015	GBP	11,900	(162)	(16)
	Call - OTC GBP versus AUD		1.885	02/05/2015		11,900	(162)	(380)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$12,100	(109)	(81)
	Call - OTC USD versus BRL		2.815	02/12/2015		12,100	(103)	(77)
	Put - OTC USD versus JPY	JPY	91.000	02/18/2016		31,500	(803)	(68)

							$(9,995)	$(8,220)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		$15,000	$(64)	$(127)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		15,000	(70)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		24,700	(268)	(314)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		56,900	(691)	(994)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		59,200	(1,081)	(881)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		69,300	(1,430)	(977)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		89,000	(1,547)	(1,228)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.650%	01/22/2015	GBP	18,400	(127)	(292)
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	2.000%	01/22/2015		18,400	(99)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		$119,200	(1,685)	(2,082)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		317,100	(5,438)	(4,235)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/12/2020)	3-Month USD-LIBOR	Receive	3.410%	11/09/2015		217,000	(3,330)	(5,726)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/27/2020)	3-Month USD-LIBOR	Receive	3.410%	11/24/2015		218,500	(3,280)	(5,807)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		38,400	(175)	(325)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		38,400	(195)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000%	12/16/2015		74,600	(908)	(692)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	01/07/2015		42,900	(415)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	02/06/2015		42,800	(563)	(10)

								$(21,366)	$(23,694)

Total Written Options								$(32,057)	$(32,279)

Swap Agreements:

Correlation Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Correlation	Correlation Asset	Correlation Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	Receive	USD-BRL versus EUR-BRL	81.50%	04/24/2015	$600	$0	$(13)	$0	$(13)
	Receive	USD-BRL versus EUR-BRL	80.00%	04/27/2015	1,100	0	(25)	0	(25)
GLM	Receive	USD-BRL versus EUR-BRL	81.00%	04/24/2015	600	0	(14)	0	(14)
						$0	$(52)	$0	$(52)

Credit Default Swaps on Sovereign Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)	Premiums Paid	Unrealized Appreciation	Asset	Liability
CBK	Russia Government International Bond	(1.000%)	09/20/2019	4.793%	$22,000	$1,302	$2,021	$3,323	$0
JPM	Russia Government International Bond	(1.000%)	09/20/2019	4.793%	6,300	381	570	951	0

						$1,683	$2,591	$4,274	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	09/20/2019	1.155%		$1,800	$(8)	$(4)	$0	$(12)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		49,000	474	(449)	25	0
	Spain Government International Bond	1.000%	03/20/2020	0.837%		28,000	206	29	235	0
BPS	Barclays Bank PLC	3.000%	06/20/2018	0.544%	EUR	3,000	(9)	322	313	0
	China Government International Bond	1.000%	12/20/2019	0.821%		$29,600	223	39	262	0
	Italy Government International Bond	1.000%	09/20/2019	1.155%		12,000	29	(108)	0	(79)
BRC	Mexico Government International Bond	1.000%	12/20/2019	0.996%		5,700	51	(48)	3	0
CBK	Brazil Government International Bond	1.000%	03/20/2019	1.681%		9,900	(421)	154	0	(267)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		15,800	38	(143)	0	(105)
	Italy Government International Bond	1.000%	12/20/2019	1.191%		7,900	(60)	(8)	0	(68)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		200	1	(1)	0	0
DUB	Brazil Government International Bond	1.000%	03/20/2019	1.681%		9,200	(384)	136	0	(248)
	China Government International Bond	1.000%	12/20/2019	0.821%		12,400	88	22	110	0
	Italy Government International Bond	1.000%	09/20/2019	1.155%		3,700	7	(32)	0	(25)
GST	Brazil Government International Bond	1.000%	03/20/2019	1.681%		5,200	(221)	81	0	(140)
	Brazil Government International Bond	1.000%	12/20/2019	1.937%		7,000	(213)	(89)	0	(302)
	Greece Government International Bond	1.000%	09/20/2015	13.930%	EUR	3,300	(142)	(204)	0	(346)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		$4,000	31	(29)	2	0
HUS	Italy Government International Bond	1.000%	09/20/2019	1.155%		23,700	52	(209)	0	(157)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		21,600	147	(136)	11	0
	Spain Government International Bond	1.000%	03/20/2020	0.837%		53,000	366	80	446	0
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.681%		19,300	(819)	298	0	(521)
	China Government International Bond	1.000%	12/20/2019	0.821%		61,900	418	129	547	0
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		16,100	149	(141)	8	0
MYC	Brazil Government International Bond	1.000%	12/20/2019	1.937%		200	(6)	(3)	0	(9)
	Mexico Government International Bond	1.000%	12/20/2019	0.996%		8,200	39	(35)	4	0
	Spain Government International Bond	1.000%	03/20/2020	0.837%		26,800	172	54	226	0

							$208	$(295)	$2,192	$(2,279)

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019		$2,200	$295	$14	$309	$0
CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019		2,200	294	15	309	0
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052		4,448	(15)	7	0	(8)
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052		12,733	(43)	20	0	(23)
	iTraxx Europe 22 5-Year Index	1.000%	12/20/2019	JPY	420,000	62	(4)	58	0

						$593	$52	$676	$(31)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	1,280	$(1)	$116	$115	$0
	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	126,500	(284)	(981)	0	(1,265)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		24,000	66	(28)	38	0
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	640	5	53	58	0
	Pay	1-Year BRL-CDI	11.600%	01/02/2015	BRL	566,700	0	6	6	0
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		166,000	77	(564)	0	(487)
	Pay	1-Year BRL-CDI	11.160%	01/04/2021		129,800	(208)	(1,089)	0	(1,297)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		73,700	210	(93)	117	0
CBK	Pay	1-Year BRL-CDI	11.470%	01/02/2017		59,400	(2)	(172)	0	(174)
DUB	Pay	1-Year BRL-CDI	11.160%	01/04/2021		44,800	(81)	(367)	0	(448)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		25,400	82	(163)	0	(81)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		41,400	(5)	70	65	0
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	300	5	(2)	3	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		1,030	1	94	95	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		368	(1)	9	8	0
	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044		500	4	34	38	0
	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	37,100	152	(270)	0	(118)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		44,000	(25)	95	70	0
GLM	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	640	1	57	58	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		1,872	(4)	42	38	0
	Pay	1-Month GBP-UKRPI	3.510%	12/15/2044		1,100	0	68	68	0
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	600	4	41	45	0
MYC	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		800	1	72	73	0
	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	45,400	119	(47)	72	0
UAG	Pay	1-Year BRL-CDI	11.680%	01/04/2021		43,400	150	(289)	0	(139)

							$266	$(3,308)	$967	$(4,409)

Total Return Swaps on Convertible Securities

									Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Shares	Financing Rate	Maturity Date	Notional Amount	Premiums Paid	Unrealized Appreciation	Asset	Liability
DUB	Receive	OGX Petroleo e Gas Participaceos S.A.	201	Not Applicable, Fully Funded	02/11/2015	$84	$84	$56	$140	$0
Receive		OGX Petroleo e Gas Participaceos S.A.	159	Not Applicable, Fully Funded	04/11/2015	66	66	3	69	0

							$150	$59	$209	$0

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	RACNLGT Index	255,492	1-Month USD-LIBOR plus a specified spread	02/27/2015	$357,203		$(11,182)	$0	$(11,182)
	Pay	RACNSGT Index	260,269	1-Month USD-LIBOR plus a specified spread	02/27/2015	361,331		11,438	11,438	0
	Receive	RACNLGT Index	1,048,380	1-Month USD-LIBOR plus a specified spread	04/13/2015	1,457,960		(38,137)	0	(38,137)
	Pay	RACNSGT Index	1,088,770	1-Month USD-LIBOR plus a specified spread	04/28/2015	1,437,854		(25,470)	0	(25,470)
FBF	Receive	RACNLGT Index	369,413	1-Month USD-LIBOR plus a specified spread	01/15/2015	503,836		(3,476)	0	(3,476)
	Pay	RACNSGT Index	384,823	1-Month USD-LIBOR plus a specified spread	01/15/2015	502,238		(15,150)	0	(15,150)
	Receive	RACNLGT Index	416,053	1-Month USD-LIBOR plus a specified spread	07/15/2015	543,520		20,095	20,095	0
	Pay	RACNSGT Index	353,524	1-Month USD-LIBOR plus a specified spread	07/15/2015	460,669		(14,626)	0	(14,626)
	Receive	RACNLGT Index	155,972	1-Month USD-LIBOR plus a specified spread	11/20/2015	218,064		(6,845)	0	(6,845)
	Pay	RACNSGT Index	162,536	1-Month USD-LIBOR plus a specified spread	11/20/2015	225,649		7,171	7,171	0

								$(76,182)	$38,704	$(114,886)

Total Swap Agreements							$2,900	$(77,135)	$47,022	$(121,257)

(7)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

(l)	Securities with an aggregate market value of $75,977 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$69,795	$5,568	$75,363
Corporate Bonds & Notes
Banking & Finance	0	704,964	4,920	709,884
Industrials	0	166,583	498	167,081
Utilities	0	144,185	0	144,185
Municipal Bonds & Notes
California	0	18,887	0	18,887
Illinois	0	1,072	0	1,072
Iowa	0	2,375	0	2,375
Missouri	0	126	0	126
New York	0	124	0	124
Ohio	0	323	0	323
Pennsylvania	0	121	0	121
South Dakota	0	2,465	0	2,465
U.S. Government Agencies	0	507,254	0	507,254
U.S. Treasury Obligations	0	960,532	0	960,532
Mortgage-Backed Securities	0	179,048	0	179,048
Asset-Backed Securities	0	210,371	6,325	216,696
Sovereign Issues	0	244,606	0	244,606
Preferred Securities
Banking & Finance	6,277	0	0	6,277
Short-Term Instruments
Certificates of Deposit	0	69,571	0	69,571
Commercial Paper	0	4,028	0	4,028
Repurchase Agreements	0	1,029	0	1,029
Short-Term Notes	0	9,389	0	9,389
Greece Treasury Bills	0	3,140	0	3,140
Japan Treasury Bills	0	75,639	0	75,639
U.S. Treasury Bills	0	9,744	0	9,744
	$6,277	$3,385,371	$17,311	$3,408,959

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$472,651	$0	$0	$472,651

Total Investments	$478,928	$3,385,371	$17,311	$3,881,610

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,134,767)	$0	$(1,134,767)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,221	4,318	0	5,539
Over the counter	0	145,586	209	145,795
	$1,221	$149,904	$209	$151,334

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(130)	(5,159)	0	(5,289)
Over the counter	0	(183,112)	0	(183,112)

	$(130)	$(188,271)	$0	$(188,401)

Totals	$480,019	$2,212,237	$17,520	$2,709,776

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Worldwide Long/Short Fundamental Strategy Fund

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 83.9%
BANK LOAN OBLIGATIONS 0.6%
H.J. Heinz Co.
TBD% due 06/05/2020		$7,533	$7,503
Las Vegas Sands LLC
TBD% due 12/18/2020		2,893	2,879

Total Bank Loan Obligations (Cost $10,276)			10,382

CORPORATE BONDS & NOTES 21.6%
BANKING & FINANCE 16.0%
Abbey National Treasury Services PLC
0.751% due 03/13/2017		2,700	2,701
4.000% due 04/27/2016		5,200	5,391
Ally Financial, Inc.
2.750% due 01/30/2017		1,900	1,899
3.125% due 01/15/2016		400	403
3.500% due 07/18/2016		11,800	11,962
4.625% due 06/26/2015		4,900	4,943
5.500% due 02/15/2017		800	842
8.000% due 03/15/2020		2,169	2,565
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2019	EUR	1,300	1,770
Banco Bilbao Vizcaya Argentaria S.A.
9.000% due 05/09/2018 (d)		$800	858
Banco Popular Espanol S.A.
4.125% due 03/30/2017	EUR	600	786
Banco Votorantim S.A.
5.250% due 02/11/2016		$500	512
Bank of America Corp.
1.125% due 04/01/2019		3,100	3,108
2.650% due 04/01/2019		3,000	3,025
3.750% due 07/12/2016		9,600	9,949
6.000% due 09/01/2017		5,400	5,958
6.500% due 08/01/2016		1,700	1,833
6.875% due 04/25/2018		600	690
Bank of America N.A.
1.125% due 11/14/2016		300	299
Bankia S.A.
4.250% due 07/05/2016	EUR	4,000	5,133
Barclays Bank PLC
7.750% due 04/10/2023		$200	218
14.000% due 06/15/2019 (d)	GBP	2,000	4,107
BPE Financiaciones S.A.
2.500% due 02/01/2017	EUR	200	248
2.875% due 05/19/2016		400	495
CIT Group, Inc.
4.750% due 02/15/2015		$7,300	7,312
5.000% due 05/15/2017		2,500	2,600
5.500% due 02/15/2019		400	423
Citigroup, Inc.
0.778% due 03/10/2017		10,300	10,281
1.194% due 07/25/2016		3,100	3,121
6.125% due 05/15/2018		500	566
Credit Agricole S.A.
0.785% due 06/12/2017		12,500	12,518
Depfa ACS Bank
3.875% due 11/14/2016	EUR	3,500	4,522
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$874	905
FMS Wertmanagement AoeR
0.750% due 12/15/2017	GBP	1,600	2,474
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		$9,000	9,062
5.625% due 09/15/2015		14,900	15,379
7.000% due 04/15/2015		7,430	7,559
GMAC International Finance BV
7.500% due 04/21/2015	EUR	100	123
Goldman Sachs Group, Inc.
5.375% due 03/15/2020		$1,600	1,794
HDFC Bank Ltd.
3.000% due 03/06/2018		600	609
Industrial & Commercial Bank of China Ltd.
3.231% due 11/13/2019		900	905
International Lease Finance Corp.
4.875% due 04/01/2015		7,185	7,251

8.625% due 09/15/2015		6,000	6,270
8.750% due 03/15/2017		100	111
JPMorgan Chase & Co.
1.125% due 02/26/2016		9,600	9,630
3.150% due 07/05/2016		5,400	5,553
6.000% due 01/15/2018		8,500	9,514
JPMorgan Chase Bank N.A.
0.654% due 06/02/2017		16,000	15,933
KBC Bank NV
8.000% due 01/25/2023		800	900
Korea Finance Corp.
3.250% due 09/20/2016		500	516
Lloyds Banking Group PLC
7.000% due 06/27/2019 (d)	GBP	422	654
7.625% due 06/27/2023 (d)		425	663
Morgan Stanley
5.500% due 07/24/2020		$200	226
Navient Corp.
4.875% due 06/17/2019		2,400	2,413
5.000% due 04/15/2015		11,900	12,019
8.000% due 03/25/2020		500	554
8.450% due 06/15/2018		200	223
Novo Banco S.A.
5.000% due 05/23/2019	EUR	300	358
Prudential Covered Trust
2.997% due 09/30/2015		$8,925	9,052
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	1,560	2,180
Stadshypotek AB
1.250% due 05/23/2018		$1,000	987
Stone Street Trust
5.902% due 12/15/2015		1,000	1,041
Toronto-Dominion Bank
0.695% due 07/02/2019		10,000	10,007
2.125% due 07/02/2019		11,600	11,558
UBS AG
5.125% due 05/15/2024		3,200	3,221
7.625% due 08/17/2022		800	943
Vesey Street Investment Trust
4.404% due 09/01/2016		3,400	3,569

			265,194

INDUSTRIALS 1.7%
Amgen, Inc.
2.200% due 05/22/2019		3,600	3,587
Aviation Capital Group Corp.
7.125% due 10/15/2020		800	922
BRF S.A.
4.750% due 05/22/2024		1,800	1,753
5.875% due 06/06/2022		2,000	2,121
Chesapeake Energy Corp.
3.481% due 04/15/2019		1,000	982
DISH DBS Corp.
7.125% due 02/01/2016		800	843
Forest Laboratories, Inc.
4.375% due 02/01/2019		900	952
HCA, Inc.
6.500% due 02/15/2016		200	209
6.500% due 02/15/2020		800	898
Johnson & Johnson
0.306% due 11/28/2016		10,300	10,312
MGM Resorts International
7.500% due 06/01/2016		1,800	1,904
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		1,900	1,876
5.750% due 05/15/2024		600	592
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (a)	EUR	600	757
Softbank Corp.
4.500% due 04/15/2020		$700	692
UAL Pass-Through Trust
9.750% due 07/15/2018		216	240

			28,640

UTILITIES 3.9%
AES Corp.
3.234% due 06/01/2019		5,000	4,888
CNOOC Nexen Finance ULC
1.625% due 04/30/2017		2,300	2,290
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		2,300	2,260
8.125% due 02/04/2015	EUR	4,200	5,077

Petrobras Global Finance BV
2.603% due 03/17/2017	$2,800	2,592
Sinopec Group Overseas Development Ltd.
1.009% due 04/10/2017	3,800	3,807
1.750% due 04/10/2017	10,400	10,363
Sprint Communications, Inc.
6.000% due 12/01/2016	2,700	2,829
8.375% due 08/15/2017	5,000	5,413
9.125% due 03/01/2017	5,200	5,733
Verizon Communications, Inc.
1.771% due 09/15/2016	8,500	8,658
1.991% due 09/14/2018	3,800	3,956
3.650% due 09/14/2018	4,600	4,863
4.500% due 09/15/2020	100	109
5.150% due 09/15/2023	1,200	1,326

		64,164

Total Corporate Bonds & Notes (Cost $358,491)		357,998

MUNICIPAL BONDS & NOTES 0.0%
OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	200	163

Total Municipal Bonds & Notes (Cost $164)		163

U.S. GOVERNMENT AGENCIES 6.1%
Fannie Mae
4.000% due 01/01/2045 - 02/01/2045	94,000	100,253

Total U.S. Government Agencies (Cost $100,146)		100,253

U.S. TREASURY OBLIGATIONS 24.9%
U.S. Treasury Bonds
3.000% due 11/15/2044	5,400	5,677
3.125% due 08/15/2044 (e)	12,400	13,352
4.250% due 05/15/2039	400	515
4.500% due 08/15/2039	9,200	12,273
U.S. Treasury Floating Rate Notes
0.093% due 10/31/2016	201,600	201,484
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2024 (g)(h)	104,995	101,349
U.S. Treasury Notes
2.250% due 11/15/2024	77,000	77,529

Total U.S. Treasury Obligations (Cost $412,570)		412,179

MORTGAGE-BACKED SECURITIES 3.8%
Adjustable Rate Mortgage Trust
2.758% due 09/25/2035	137	122
Banc of America Funding Trust
0.375% due 04/20/2047 ^	348	261
2.632% due 09/20/2034	162	162
2.799% due 01/20/2047 ^	184	148
BCAP LLC Trust
5.250% due 04/26/2037	290	274
Bear Stearns Adjustable Rate Mortgage Trust
2.228% due 04/25/2033	124	125
2.354% due 02/25/2033	14	14
2.486% due 08/25/2033	463	463
2.509% due 01/25/2035	36	35
2.515% due 03/25/2035	163	164
2.758% due 07/25/2034	562	558
2.786% due 02/25/2034	47	46
Bear Stearns ALT-A Trust
0.670% due 01/25/2036 ^	430	333
2.059% due 10/25/2033	41	38
2.554% due 05/25/2035	191	184
Citigroup Mortgage Loan Trust, Inc.
1.930% due 09/25/2035	21	21
Countrywide Alternative Loan Trust
0.340% due 11/25/2036	857	791
0.350% due 05/25/2047	760	635
0.490% due 11/25/2035	12,677	10,184
0.570% due 08/25/2037	706	525
1.113% due 12/25/2035	14	11
5.750% due 04/25/2047 ^	3,289	2,847
Countrywide Home Loan Mortgage Pass-Through Trust
2.399% due 11/19/2033	608	599
2.538% due 09/25/2047 ^	8	8
2.589% due 08/25/2034	343	317
2.640% due 11/25/2037	1,612	1,431
5.750% due 07/25/2037 ^	14,142	13,298

Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032	16	15
Credit Suisse Mortgage Capital Certificates
2.592% due 04/26/2047	603	604
First Horizon Mortgage Pass-Through Trust
2.534% due 02/25/2034	110	109
GSR Mortgage Loan Trust
6.000% due 03/25/2032	3	3
IndyMac Mortgage Loan Trust
0.410% due 07/25/2035	5	4
JPMorgan Mortgage Trust
2.539% due 04/25/2037	385	348
MASTR Adjustable Rate Mortgages Trust
0.380% due 04/25/2046	13	10
Merrill Lynch Mortgage Investors Trust
0.420% due 11/25/2035	1,746	1,659
0.420% due 08/25/2036	22	22
2.196% due 05/25/2033	281	273
Merrill Lynch Mortgage-Backed Securities Trust
2.797% due 04/25/2037 ^	36	30
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035	2	2
Sequoia Mortgage Trust
0.579% due 03/20/2035	52	47
2.336% due 01/20/2047 ^	19	17
Structured Adjustable Rate Mortgage Loan Trust
2.395% due 05/25/2034	182	182
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.397% due 08/25/2032	24	24
WaMu Mortgage Pass-Through Certificates Trust
0.923% due 07/25/2047	1,521	1,295
1.822% due 01/25/2037 ^	8	7
1.941% due 04/25/2037	25	22
2.017% due 12/25/2036 ^	8	7
2.163% due 08/25/2046	13,344	12,125
2.163% due 12/25/2046	670	626
Washington Mutual Mortgage Pass-Through Certificates Trust
1.083% due 05/25/2046	10	7
2.026% due 02/25/2033	10	10
2.225% due 02/25/2033	11	11
Wells Fargo Commercial Mortgage Trust
3.244% due 12/15/2047	12,000	12,322

Total Mortgage-Backed Securities (Cost $63,087)		63,375

ASSET-BACKED SECURITIES 3.9%
Argent Securities Trust
0.280% due 09/25/2036	1,652	648
Carrington Mortgage Loan Trust
0.430% due 02/25/2037	7,685	5,516
Citigroup Mortgage Loan Trust, Inc.
0.330% due 09/25/2036	1,701	1,182
Countrywide Asset-Backed Certificates
0.310% due 07/25/2037	11,100	8,815
0.320% due 06/25/2047	10,687	9,054
0.350% due 06/25/2036	3,710	3,636
0.450% due 09/25/2036	6,550	5,611
0.570% due 06/25/2036	1,100	791
5.530% due 04/25/2047	1,191	1,176
Fremont Home Loan Trust
0.500% due 01/25/2036	1,500	1,218
GSAA Home Equity Trust
0.290% due 04/25/2047	4,516	3,504
GSAMP Trust
0.320% due 12/25/2046	860	500
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.380% due 04/25/2037	735	485
JPMorgan Mortgage Acquisition Trust
0.230% due 03/25/2047	105	103
0.305% due 07/25/2036	1,881	956
MASTR Asset-Backed Securities Trust
0.410% due 03/25/2036	1,300	819
Morgan Stanley Mortgage Loan Trust
0.530% due 04/25/2037	1,001	520
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.500% due 10/25/2036	3,332	1,354
People’s Choice Home Loan Securities Trust
0.875% due 05/25/2035 ^	500	459
RAAC Trust
0.510% due 11/25/2036	3,696	3,239
Residential Asset Mortgage Products Trust
0.620% due 04/25/2035	2,163	2,128
Structured Asset Investment Loan Trust
0.530% due 10/25/2035	11,215	11,032

1.070% due 05/25/2035		1,400	1,170

Total Asset-Backed Securities (Cost $63,634)			63,916

SOVEREIGN ISSUES 0.9%
Caisse d’Amortissement de la Dette Sociale
3.375% due 03/20/2024		3,000	3,212
Export-Import Bank of China
4.875% due 07/21/2015		368	376
Slovenia Government International Bond
3.000% due 04/08/2021	EUR	8,200	10,753

Total Sovereign Issues (Cost $14,598)			14,341

SHORT-TERM INSTRUMENTS 22.1%
CERTIFICATES OF DEPOSIT 0.8%
Credit Suisse
0.553% due 08/24/2015		$1,000	1,000
Intesa Sanpaolo SpA
1.650% due 04/07/2015		13,000	13,032

			14,032

SHORT-TERM NOTES 16.5%
Federal Home Loan Bank
0.025% due 01/09/2015		4,500	4,500
0.051% due 02/12/2015		22,300	22,299
0.081% due 01/29/2015		140,600	140,592
0.096% due 01/16/2015		74,200	74,197
0.132% due 02/25/2011		10,900	10,898
0.152% due 04/09/2015		16,700	16,699
Greensill Capital S.A.
12.211% due 02/17/2015		3,900	3,841

			273,026

MEXICO TREASURY BILLS 2.3%
3.233% due 02/19/2015 - 11/12/2015 (b)	MXN	590,725	39,063

			39,063

U.S. TREASURY BILLS 2.5%
0.068% due 05/07/2015 - 05/28/2015 (b)(g)(h)(j)		$40,665	40,658

Total Short-Term Instruments (Cost $367,653)			366,779

Total Investments in Securities (Cost $1,390,619)			1,389,386

	SHARES
INVESTMENTS IN AFFILIATES 27.3%
SHORT-TERM INSTRUMENTS 27.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.3%
PIMCO Short-Term Floating NAV Portfolio III		45,556,643	451,557

Total Short-Term Instruments (Cost $453,378)			451,557

Total Investments in Affiliates (Cost $453,378)			451,557

Total Investments 111.2% (Cost $1,843,997)			$1,840,943
Financial Derivative Instruments (f)(i) 1.9% (Cost or Premiums, net $(3,957))			32,033
Other Assets and Liabilities, net (13.1%)			(216,883)

Net Assets 100.0%			$1,656,093

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	01/01/2045	$222,000	$(236,786)	$(236,871)
Fannie Mae	4.000%	02/01/2045	78,000	(82,909)	(83,012)
Fannie Mae	4.000%	03/12/2045	16,000	(16,980)	(16,980)

				$(336,675)	$(336,863)

Total Short Sales				$(336,675)	$(336,863)

As of December 31, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2014 was $460 at a weighted average interest rate of 0.250%.

(e)	Securities with an aggregate market value of $13,352 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$108.000	01/23/2015	1,930	$16	$31
Put - CBOT U.S. Treasury 10-Year Note March Futures	100.000	02/20/2015	2,350	20	38

				$36	$69

Total Purchased Options				$36	$69

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,950.000	01/17/2015	53	$(73)	$(34)

Total Written Options				$(73)	$(34)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	567	$(135)	$7	$0
90-Day Eurodollar December Futures	Short	12/2016	567	111	0	(21)
90-Day Eurodollar June Futures	Short	06/2015	129	11	0	(2)
E-mini S&P 500 Index March Futures	Long	03/2015	61	45	0	(74)
Euro STOXX 50 March Futures	Long	03/2015	81	(9)	0	(50)
FTSE 100 Index March Futures	Long	03/2015	19	34	8	(26)
Nikkei 225 Index March Futures	Long	03/2015	17	(14)	0	(35)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	2,248	(609)	492	0

Total Futures Contracts				$(566)	$507	$(208)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019		$23,900	$1,515	$(192)	$20	$0
CDX.IG-23 5-Year Index	1.000%	12/20/2019		1,018,200	16,563	(135)	55	0
iTraxx Europe 22 5-Year Index	1.000%	12/20/2019	EUR	929,000	20,628	(2,435)	0	(1,376)

					$38,706	$(2,762)	$75	$(1,376)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	06/17/2018		$198,500	$(789)	$(218)	$0	$(34)
Receive	3-Month USD-LIBOR	2.500%	12/17/2021		316,000	(9,845)	(982)	0	(312)
Pay	6-Month AUD-BBR-BBSW	3.250%	12/17/2019	AUD	305,100	6,676	1,853	1,296	0
Pay	6-Month AUD-BBR-BBSW	3.000%	06/17/2020		50,000	516	289	238	0
Receive	6-Month AUD-BBR-BBSW	3.750%	12/17/2024		116,100	(4,992)	(1,853)	0	(837)
Receive	6-Month AUD-BBR-BBSW	3.500%	06/17/2025		18,200	(376)	(184)	0	(135)
Pay	6-Month EUR-EURIBOR	1.250%	03/18/2025	EUR	73,600	3,536	925	98	0
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		54,800	(8,835)	(2,453)	0	(216)
Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	91,000	(26)	32	23	0
Pay	IRS EUR 0.500 03/18/15-5Y CME	0.500%	03/18/2020	EUR	67,000	472	298	11	0
Pay	IRS MXN 5.840 09/23/14-7Y* CME	5.840%	09/14/2021	MXN	254,000	118	(228)	67	0
Pay	IRS MXN 5.95 10/01/14-7Y* CME	5.905%	09/22/2021		266,000	180	79	70	0
Receive	IRS USD 2.500 06/17/15-7Y CME	2.500%	06/17/2022		$424,000	(7,820)	298	0	(415)

						$(21,185)	$(2,144)	$1,803	$(1,949)

Total Swap Agreements						$17,521	$(4,906)	$1,878	$(3,325)

(g)	Securities with an aggregate market value of $1,838 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(h)	Securities with an aggregate market value of $52,203 and cash of $2,247 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	BRL	10,015		$3,832	$65	$(1)
	01/2015	CZK	80,569		3,603	82	0
	01/2015	ILS	19,977		5,088	0	(34)
	01/2015	JPY	14,404,800		121,307	1,249	(202)
	01/2015	NZD	274		209	0	(4)
	01/2015	PLN	693		205	10	0
	01/2015	SGD	1,673		1,271	9	0
	01/2015		$3,787	BRL	10,015	0	(20)
	01/2015		217	HUF	54,016	0	(11)
	01/2015		270,729	JPY	32,467,513	331	0
	01/2015		3,751	ZAR	44,046	42	0
	02/2015	CHF	8,383		$8,560	123	0
	02/2015	EUR	16,873		20,982	556	0
	02/2015	GBP	25,824		40,575	335	0
	02/2015	HKD	225,916		29,143	11	0
	02/2015	JPY	32,467,513		270,788	0	(335)
	02/2015	MXN	30,592		2,079	12	0
	02/2015		$11,810	MXN	173,994	0	(39)
	02/2015		11,079	SEK	83,740	0	(335)
	03/2015	CAD	11,932		$10,389	132	0
	04/2015		$3,453	BRL	9,256	0	(55)
	06/2015	COP	54,098		$22	0	0
	07/2015	BRL	3,319		1,200	13	0
BPS	01/2015		12,776		4,810	4	0
	01/2015		$47,360	AUD	57,878	0	(109)
	01/2015		4,871	BRL	12,776	2	(67)
	01/2015		211	HUF	52,792	0	(9)
	01/2015		3,587	ZAR	41,158	0	(43)
	02/2015	AUD	57,878		$47,260	108	0
	02/2015		$1,421	DKK	8,480	0	(42)
	02/2015		13,032	EUR	10,525	0	(291)
	02/2015		4,431	MXN	63,461	0	(138)
	04/2015	MXN	24,787		$1,690	18	0
	11/2015		485,368		33,043	799	0
CBK	01/2015	AUD	24,297		20,091	261	(6)
	01/2015	CZK	15,533		698	19	0
	01/2015	ILS	7,218		1,839	0	(12)
	01/2015	JPY	4,892,613		41,690	843	0
	01/2015	PLN	973		286	12	0
	01/2015	RUB	34,437		513	0	(55)
	01/2015	SGD	551		421	5	0
	01/2015		$79	HUF	19,991	0	(3)
	01/2015		897	NZD	1,152	2	0
	01/2015		1,327	ZAR	15,556	12	0
	02/2015	CHF	11,011		$11,416	333	0
	02/2015	EUR	63,402		78,562	1,808	0
	02/2015	GBP	9,551		14,938	55	0
	02/2015	HKD	74,413		9,596	0	0
	02/2015		$1,953	DKK	11,802	0	(34)
	02/2015		4,080	MXN	59,913	0	(27)
	02/2015		1,736	NOK	12,810	0	(19)
	02/2015		508	RUB	34,437	69	0
	02/2015		2,072	SEK	15,898	0	(32)
	03/2015	CAD	115,458		$99,798	617	(65)
	03/2015		$260	EGP	2,000	6	0
	05/2015	MXN	34,556		$2,340	19	0
FBF	01/2015		$2,793	IDR	34,796,810	0	0
	02/2015	MXN	36,110		$2,477	34	0
	02/2015	PHP	110,950		2,486	10	0
	02/2015		$1,429	INR	91,799	9	0
	04/2015	CLP	4,121,335		$6,610	0	(119)
	04/2015	PEN	142		47	0	0
GLM	01/2015	AUD	7,677		6,361	94	0
	01/2015	BRL	3,319		1,266	18	0
	01/2015	ILS	20,035		5,037	0	(99)
	01/2015	JPY	13,170,100		109,024	3	(931)
	01/2015	SGD	1,691		1,278	2	0
	01/2015		$1,249	BRL	3,319	0	(1)
	02/2015	EUR	12,466		$15,308	217	0
	02/2015	GBP	32,325		50,539	169	0
	02/2015	MYR	59,531		16,917	0	(5)
	02/2015	PHP	41,666		928	0	(2)
	02/2015	TWD	526,878		16,879	217	0
	06/2015	COP	287,402		118	0	(2)
JPM	01/2015	AUD	26,758		22,083	238	0
	01/2015	BRL	3,519		1,321	0	(3)
	01/2015	EGP	2,026		284	0	0
	01/2015	RUB	21,794		325	0	(34)
	01/2015		$1,320	BRL	3,519	5	(1)
	01/2015		281	EGP	2,026	2	0
	01/2015		3,994	IDR	50,513,600	58	0
	01/2015		4,263	RUB	235,969	0	(372)
	02/2015	EUR	28,695		$35,298	560	0
	02/2015	INR	369,425		5,891	102	0
	02/2015	KRW	29,423,946		26,445	0	(388)
	02/2015	MXN	78,963		5,380	39	0
	02/2015	MYR	80,267		22,818	34	(32)
	02/2015	PHP	107,165		2,391	0	(1)
	02/2015	THB	122,437		3,679	0	(37)
	02/2015	TWD	754,967		24,186	312	0
	02/2015		$8,128	INR	513,446	0	(83)
	02/2015		130	MXN	1,895	0	(2)
	02/2015		796	RUB	52,621	85	0
	07/2015		1,252	BRL	3,519	7	0
NGF	01/2015	CLP	3,971,933		$6,470	0	(67)
	02/2015	HKD	223,653		28,851	11	0
	02/2015		$14,197	INR	887,100	0	(297)
	02/2015		14,197	MXN	201,654	0	(555)
	04/2015	CLP	1,555,258		$2,494	0	(45)
	04/2015	PEN	129		43	1	0
UAG	02/2015		$1,651	EUR	1,356	0	(10)
	02/2015		204	MXN	3,011	0	0)

Total Forward Foreign Currency Contracts						$10,189	$(5,074)

Purchased Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC CDX.IG-23 5-Year Index	Sell	0.700%	03/18/2015		$12,100	$28	$41
BRC	Call - OTC CDX.IG-23 5-Year Index	Sell	0.700%	03/18/2015		2,200	9	8
	Put - OTC iTraxx Europe 22 5-Year Index	Buy	1.600%	02/18/2015	EUR	155,000	19	2
FBF	Put - OTC CDX.IG-23 5-Year Index	Buy	1.500%	02/18/2015		$400,000	40	15
	Put - OTC CDX.IG-23 5-Year Index	Buy	1.600%	02/18/2015		432,500	43	9
JPM	Put - OTC iTraxx Europe 22 5-Year Index	Buy	1.300%	02/18/2015	EUR	374,000	47	21
	Put - OTC iTraxx Europe 22 5-Year Index	Buy	1.400%	02/18/2015		400,000	49	13

							$235	$109

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus CNY	CNY	6.250	12/02/2015	$9,186	$163	$167
FBF	Call - OTC USD versus CNH	CNH	6.310	12/03/2015	13,642	205	238
	Call - OTC USD versus CNY	CNY	6.250	12/02/2015	9,048	103	165
GLM	Call - OTC USD versus CNH	CNH	6.310	12/03/2015	9,280	165	162

						$636	$732

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	$162,800	$250	$278
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	26,200	54	48
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	10/27/2017	18,500	1,205	935
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.460%	11/27/2017	2,600	195	149
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.525%	11/27/2017	3,200	225	171
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	11/27/2017	8,700	494	452
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	192,100	466	349
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.160%	11/24/2015	46,800	3,744	4,829
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	10/27/2017	14,300	816	723
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550%	11/27/2017	10,200	596	530
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.120%	12/01/2015	68,600	183	117

							$8,228	$8,581

Total Purchased Options							$9,099	$9,422

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	0.950%	03/18/2015		$12,100	$(29)	$(11)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	2,200	(4)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		2,200	(1)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		1,200	(2)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		1,200	(1)	(1)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		6,100	(12)	(7)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		3,600	(5)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		3,600	(3)	(3)
BRC	Put - OTC CDX.IG-23 5-Year Index	Sell	0.750%	01/21/2015		$3,900	(2)	(2)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		18,900	(19)	(5)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.900%	02/18/2015		2,000	(1)	(1)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.950%	03/18/2015		2,200	(2)	(2)
CBK	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	02/18/2015		22,600	(34)	(24)
FBF	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		6,100	(2)	(1)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.750%	01/21/2015		10,900	(15)	(5)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		6,100	(6)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	01/21/2015	EUR	3,700	(2)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		7,500	(3)	(1)
GST	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		5,800	(17)	(7)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		3,500	(6)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		3,500	(2)	(3)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		9,400	(7)	(7)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		9,400	(18)	(17)
JPM	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015		$8,100	(7)	(2)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.750%	01/21/2015		10,800	(5)	(5)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015		6,100	(2)	(2)
	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	02/18/2015		10,900	(5)	(7)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.900%	02/18/2015		10,900	(18)	(6)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	03/18/2015		22,500	(41)	(32)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015	EUR	11,500	(11)	(8)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		11,500	(20)	(20)

							$(302)	$(192)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus JPY	JPY	93.870	02/13/2015	AUD	7,570	$(38)	$(26)
	Call - OTC AUD versus JPY		100.500	02/13/2015		7,570	(34)	(24)
	Put - OTC AUD versus USD		$0.795	01/16/2015		9,000	(28)	(14)
	Put - OTC GBP versus JPY	JPY	181.200	02/13/2015	GBP	6,030	(66)	(48)
	Call - OTC GBP versus JPY		193.500	02/13/2015		6,030	(63)	(30)
	Put - OTC USD versus BRL	BRL	2.595	02/12/2015		$6,550	(56)	(44)
	Call - OTC USD versus BRL		2.815	02/12/2015		7,650	(67)	(49)
	Call - OTC USD versus CNY	CNY	6.500	12/02/2015		9,186	(64)	(70)
CBK	Put - OTC EUR versus JPY	JPY	142.000	02/09/2015	EUR	2,370	(21)	(19)
	Call - OTC EUR versus JPY		151.300	02/09/2015		2,370	(19)	(6)
	Put - OTC USD versus MXN	MXN	14.200	02/12/2015		$1,300	(6)	(2)
	Call - OTC USD versus MXN		15.100	02/12/2015		1,300	(8)	(9)
FBF	Put - OTC AUD versus USD		$0.795	01/16/2015	AUD	8,184	(32)	(12)
	Put - OTC EUR versus CAD	CAD	1.400	02/05/2015	EUR	5,700	(33)	(61)
	Call - OTC EUR versus CAD		1.460	02/05/2015		5,700	(41)	(11)
	Call - OTC USD versus CNH	CNH	6.492	12/03/2015		$12,442	(93)	(116)
	Call - OTC USD versus CNY	CNY	6.500	12/02/2015		9,048	(36)	(69)
GLM	Call - OTC USD versus CNH	CNH	6.492	12/03/2015		9,280	(88)	(87)
	Put - OTC USD versus MXN	MXN	14.200	02/12/2015		3,280	(22)	(4)
	Call - OTC USD versus MXN		15.100	02/12/2015		3,280	(19)	(23)
JPM	Put - OTC EUR versus JPY	JPY	142.000	02/09/2015	EUR	2,500	(18)	(20)
	Call - OTC EUR versus JPY		151.300	02/09/2015		2,500	(21)	(6)
	Put - OTC GBP versus AUD	AUD	1.830	02/05/2015	GBP	4,600	(17)	(6)
	Call - OTC GBP versus AUD		1.885	02/05/2015		4,600	(136)	(147)

							$(1,026)	$(903)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		$77,500	$(1,230)	$(1,035)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.460%	11/27/2017		11,000	(199)	(164)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.525%	11/27/2017		13,300	(228)	(187)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		10,100	(43)	(85)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.650%	01/16/2015		10,100	(24)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		5,400	(59)	(69)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	12/01/2015		33,500	(358)	(585)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015		12,500	(37)	(37)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		36,900	(533)	(509)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		98,400	(815)	(662)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	10/15/2015		69,400	(269)	(205)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.530%	02/29/2016		34,400	(137)	(95)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	10/27/2017		60,200	(853)	(804)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.550%	11/27/2017		42,900	(624)	(592)
	Call - OTC 5-Year Interest Rate Swap (Effective 11/27/2020)	3-Month USD-LIBOR	Receive	3.410%	11/24/2015		169,600	(3,717)	(4,507)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.350%	01/16/2015		10,200	(89)	(86)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		39,600	(500)	(504)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.950%	03/23/2015	EUR	2,500	(15)	(49)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.240%	02/06/2015		$8,400	(37)	(2)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		17,700	(120)	(119)
	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.650%	01/22/2015	GBP	3,900	(22)	(62)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		$14,200	(202)	(181)
NGF	Call - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.650%	01/22/2015	GBP	4,000	(40)	(63)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.950%	03/23/2015	EUR	2,700	(30)	(53)

								$(10,181)	$(10,656)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GST	Put - OTC S&P 500 Index	1,950.000	01/16/2015	$370	$(26)	$(24)

Total Written Options					$(11,535)	$(11,775)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
GST	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	7.210%	$3,000	$(189)	$16	$0	$(173)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$9,038	$(1,808)	$12	$0	$(1,796)
	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	13,700	1,858	64	1,922	0
BRC	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	18,075	(3,660)	70	0	(3,590)
CBK	CDX.HY-23 5-Year Index 25-35%	5.000%	12/20/2019	18,700	2,543	80	2,623	0

					$(1,067)	$226	$4,545	$(5,386)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	880	$(1)	$80	$79	$0
	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	186,000	159	136	295	0
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044	GBP	440	3	37	40	0
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024		100	2	(1)	1	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		332	(1)	8	7	0
GLM	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044		440	1	39	40	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		1,528	(4)	35	31	0
	Pay	1-Year BRL-CDI	11.500%	01/04/2021	BRL	180,000	(387)	(640)	0	(1,027)

							$(228)	$(306)	$493	$(1,027)

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	NDUEEGF Index	524,870	1-Month USD-LIBOR plus a specified spread	12/04/2015	$203,251		$(7,245)	$0	$(7,245)
	Pay	S&P 500 Total Return Index	132,140	1-Month USD-LIBOR plus a specified spread	12/04/2015	481,831		(16,148)	0	(16,148)
FBF	Pay	NDDUWXUS Index	100,548	1-Month USD-LIBOR plus a specified spread	12/04/2015	481,893		(14,169)	0	(14,169)
	Receive	RALVEIIT Index	9,669,553	1-Month USD-LIBOR plus a specified spread	12/04/2015	963,756		25,194	25,194	0
GST	Receive	RALVEIET Index	5,004,059	1-Month USD-LIBOR plus a specified spread	12/04/2015	481,846		16,983	16,983	0
	Receive	RALVEIUT Index	8,570,980	1-Month USD-LIBOR plus a specified spread	12/04/2015	963,700		28,911	28,911	0
JPM	Pay	NDUEEGF Index	97,973	1-Month USD-LIBOR plus a specified spread	12/04/2015	37,700		(1,594)	0	(1,594)

								$31,932	$71,088	$(39,156)

Total Swap Agreements							$(1,484)	$31,868	$76,126	$(45,742)

(5)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

-(j)	Securities with an aggregate market value of $39,206 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$10,382	$0	$10,382
Corporate Bonds & Notes
Banking & Finance	0	265,194	0	265,194
Industrials	0	28,400	240	28,640
Utilities	0	64,164	0	64,164
Municipal Bonds & Notes
Ohio	0	163	0	163
U.S. Government Agencies	0	100,253	0	100,253
U.S. Treasury Obligations	0	412,179	0	412,179
Mortgage-Backed Securities	0	63,375	0	63,375
Asset-Backed Securities	0	63,916	0	63,916
Sovereign Issues	0	14,341	0	14,341
Short-Term Instruments
Certificates of Deposit	0	14,032	0	14,032
Short-Term Notes	0	273,026	0	273,026
Mexico Treasury Bills	0	39,063	0	39,063
U.S. Treasury Bills	0	40,658	0	40,658
	$0	$1,389,146	$240	$1,389,386

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$451,557	$0	$0	$451,557

Total Investments	$451,557	$1,389,146	$240	$1,840,943

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(336,863)	$0	$(336,863)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	545	1,909	0	2,454
Over the counter	0	95,737	0	95,737
	$545	$97,646	$0	$98,191

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3,567)	0	(3,567)
Over the counter	0	(62,591)	0	(62,591)

	$0	$(66,158)	$0	$(66,158)

Totals	$452,102	$1,083,771	$240	$1,536,113

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Asset-Backed Securities Portfolio

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 81.8%
CORPORATE BONDS & NOTES 0.8%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd.
0.793% due 03/24/2034	$1,152	$939

INDUSTRIALS 0.7%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,480	1,687
Times Square Hotel Trust
8.528% due 08/01/2026	5,729	7,452
UAL Pass-Through Trust
6.636% due 01/02/2024	1,312	1,417

		10,556

Total Corporate Bonds & Notes (Cost $9,718)		11,495

MUNICIPAL BONDS & NOTES 0.3%
TEXAS 0.1%
North Texas Higher Education Authority, Inc. Revenue Bonds, Series 2011
1.335% due 04/01/2040	854	864

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,485	2,999

Total Municipal Bonds & Notes (Cost $4,137)		3,863

U.S. GOVERNMENT AGENCIES 1.5%
Fannie Mae
0.230% due 07/25/2037	4,202	4,081
0.300% due 03/25/2036	78	75
0.410% due 08/25/2031 - 05/25/2032	245	225
0.562% due 09/17/2027	4	4
0.620% due 06/25/2021 - 02/25/2033	135	137
0.670% due 01/25/2020 - 03/25/2022	55	56
0.720% due 12/25/2021	8	8
0.762% due 11/18/2031	5	5
0.820% due 11/25/2031	90	92
0.870% due 04/25/2022	8	8
0.920% due 05/25/2022	16	16
1.020% due 05/25/2018 - 10/25/2020	32	33
1.070% due 08/25/2023	21	21
1.170% due 12/25/2023 - 04/25/2032	40	41
1.315% due 03/01/2044 - 10/01/2044	121	125
1.320% due 10/25/2022 - 09/25/2023	20	21
1.504% due 02/01/2033	292	305
1.515% due 11/01/2030 - 10/01/2040	79	83
1.750% due 12/25/2023	34	35
1.787% due 09/01/2033	46	49
1.789% due 06/01/2033	29	31
1.793% due 03/01/2035	44	46
1.800% due 12/25/2021	3	3
1.913% due 10/01/2026 - 11/01/2040	108	110
1.940% due 07/01/2035	66	70
1.950% due 08/01/2033	89	94
1.980% due 02/01/2035	34	36
1.984% due 03/01/2035	37	40
1.990% due 01/01/2035	19	21
2.002% due 11/01/2034	3	4
2.021% due 04/01/2036	8	8
2.042% due 11/01/2035	5	6
2.117% due 10/01/2034	16	17
2.126% due 02/01/2035	28	30
2.130% due 03/01/2030	12	12
2.149% due 09/01/2033	19	20
2.155% due 07/01/2034	21	21
2.158% due 04/01/2033	27	29
2.160% due 11/01/2034	43	45
2.173% due 12/01/2035	33	35
2.182% due 05/01/2036	26	27
2.196% due 07/01/2033	30	32

2.199% due 12/01/2033	1	1
2.200% due 08/01/2033	46	48
2.215% due 05/01/2033	76	81
2.220% due 10/01/2031	7	7
2.221% due 11/01/2032	91	96
2.224% due 03/01/2033	3	3
2.235% due 04/01/2018	3	3
2.245% due 09/01/2030	26	27
2.250% due 03/01/2029 - 12/01/2036	150	156
2.252% due 05/01/2034	56	59
2.260% due 08/01/2032	5	5
2.267% due 05/01/2025	4	4
2.303% due 09/01/2033	18	20
2.304% due 10/01/2033	9	9
2.323% due 03/01/2035	19	21
2.337% due 12/01/2036	59	63
2.344% due 07/01/2033	22	24
2.375% due 03/01/2032 - 09/01/2032	51	53
2.392% due 12/01/2036	52	56
2.400% due 01/01/2033	29	30
2.423% due 04/01/2034	7	8
2.465% due 05/01/2031	10	11
2.480% due 06/01/2033 - 08/01/2035	73	78
2.495% due 04/01/2036	37	39
2.502% due 01/01/2037	22	24
2.625% due 09/01/2015 - 09/01/2033	55	57
2.838% due 06/01/2033	130	137
3.468% due 05/01/2036	43	45
4.000% due 11/25/2033	85	92
4.210% due 11/01/2019	13	13
4.240% due 02/01/2018	1	1
4.250% due 10/01/2027 - 03/25/2033	5	5
4.300% due 12/01/2017	5	5
4.365% due 03/01/2019	4	4
5.000% due 06/25/2023 - 11/25/2032	452	485
5.370% due 08/25/2043	54	55
5.500% due 08/01/2018 - 09/25/2035	1,779	2,094
6.500% due 06/25/2028	46	51
6.601% due 05/25/2037 (a)	3,385	628
6.770% due 01/18/2029	39	40
7.000% due 02/01/2019 - 07/25/2042	23	24
7.500% due 08/25/2021 - 07/25/2022	43	48
7.875% due 11/01/2018	1	1
8.500% due 05/01/2017 - 04/01/2032	142	159
9.375% due 04/01/2016	7	7
15.431% due 08/25/2021	24	31
Freddie Mac
0.411% due 10/15/2032	17	18
0.430% due 08/25/2031	124	121
0.511% due 12/15/2029	22	22
0.530% due 10/25/2029	1	1
0.611% due 12/15/2031	7	7
0.711% due 04/15/2022 - 08/15/2031	28	28
0.811% due 03/15/2020	10	11
0.861% due 06/15/2022	16	16
1.111% due 02/15/2021	7	7
1.125% due 05/15/2023	29	30
1.140% due 09/25/2023	445	450
1.261% due 05/15/2023	10	10
1.315% due 10/25/2044 - 02/25/2045	5,015	5,064
1.515% due 07/25/2044	1,131	1,138
1.625% due 02/01/2017	1	1
1.845% due 09/01/2035	26	28
1.950% due 10/15/2022	11	12
2.232% due 10/01/2034	42	44
2.233% due 02/01/2035	53	56
2.235% due 04/01/2036	24	25
2.261% due 03/01/2028	6	6
2.275% due 09/01/2028	21	22
2.276% due 11/01/2027	72	73
2.302% due 01/01/2035	44	46
2.303% due 02/01/2035	43	46
2.310% due 02/01/2022	6	6
2.331% due 10/01/2033	7	7
2.333% due 04/01/2032	98	100
2.340% due 09/01/2035	19	20
2.348% due 04/01/2033	4	4
2.355% due 12/01/2033 - 04/01/2034	213	228
2.360% due 09/01/2033	85	91
2.362% due 11/01/2034 - 01/01/2035	110	116
2.365% due 11/01/2023	5	5
2.367% due 01/01/2035 - 07/01/2037	79	85
2.375% due 08/01/2032 - 02/01/2035	149	159
2.392% due 02/01/2026	5	5
2.459% due 08/01/2030	19	19
2.472% due 04/01/2035	164	169

2.481% due 08/01/2023	19	20
2.516% due 03/01/2032	83	87
2.520% due 02/01/2036	34	36
2.531% due 01/01/2032	7	7
2.542% due 03/01/2030	27	28
2.600% due 03/01/2033	10	11
4.000% due 10/15/2033	137	144
4.500% due 05/15/2018 - 09/15/2018	110	115
5.000% due 08/15/2019 - 02/15/2036	840	910
5.421% due 05/01/2026	26	27
5.500% due 05/15/2036	57	63
5.842% due 08/01/2031	95	102
6.500% due 03/15/2021 - 07/25/2043	724	844
7.000% due 06/15/2029	51	59
7.500% due 02/15/2023 - 01/15/2031	20	23
8.000% due 03/15/2023	28	33
9.250% due 11/15/2019	3	3
9.500% due 04/15/2020	6	6
Ginnie Mae
0.565% due 02/20/2029	2	2
1.625% due 01/20/2023 - 10/20/2033	388	400
2.000% due 04/20/2017 - 07/20/2030	129	136
2.125% due 01/20/2034	38	40
3.000% due 04/20/2018 - 04/20/2019	12	12
4.000% due 04/20/2016 - 04/20/2019	5	6

Total U.S. Government Agencies (Cost $21,219)		22,475

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Notes
1.500% due 08/31/2018	12,100	12,158
2.125% due 12/31/2015 (d)(f)	11,595	11,805

Total U.S. Treasury Obligations (Cost $24,172)		23,963

MORTGAGE-BACKED SECURITIES 36.8%
Adjustable Rate Mortgage Trust
0.450% due 11/25/2035	2,792	2,538
American Home Mortgage Investment Trust
2.326% due 06/25/2045	7,737	7,678
2.332% due 02/25/2045	203	203
Banc of America Alternative Loan Trust
6.000% due 04/25/2037	6,710	5,245
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045	6,100	6,391
Banc of America Funding Trust
0.355% due 10/20/2036	1,160	837
2.008% due 01/26/2037	93	93
2.543% due 09/20/2046	4,030	3,385
2.799% due 01/20/2047 ^	31	25
Banc of America Mortgage Trust
2.497% due 05/25/2033	141	140
2.497% due 12/25/2033	197	197
2.498% due 07/25/2033	313	302
2.625% due 11/25/2033	64	64
2.687% due 10/25/2035 ^	1,669	1,506
2.708% due 06/25/2034	933	932
2.755% due 06/25/2035	1,853	1,786
3.018% due 11/25/2034	201	184
3.030% due 02/25/2033	71	71
BCAP LLC Trust
2.621% due 06/26/2035	6,107	6,168
BCRR Trust
5.796% due 08/17/2045	7,171	7,642
Bear Stearns Adjustable Rate Mortgage Trust
2.257% due 02/25/2036 ^	409	380
2.430% due 10/25/2035	249	246
2.437% due 08/25/2033	34	35
2.482% due 05/25/2034	45	42
2.543% due 05/25/2033	408	259
2.579% due 10/25/2034	67	66
2.647% due 05/25/2034	17	17
2.652% due 08/25/2035	4,250	3,837
2.656% due 03/25/2035	2,845	2,782
2.668% due 02/25/2033	15	14
2.699% due 04/25/2034	1,396	1,386
2.705% due 04/25/2034	178	175
2.732% due 01/25/2034	124	128
2.747% due 11/25/2030	83	79
2.758% due 07/25/2034	1	1
2.786% due 02/25/2034	1,505	1,482
2.794% due 10/25/2034	154	138
2.955% due 05/25/2047 ^	1,514	1,305
3.857% due 02/25/2035	5,235	5,213

Bear Stearns ALT-A Trust
2.351% due 01/25/2036 ^	1,129	914
2.387% due 12/25/2033	943	944
2.454% due 04/25/2035	197	190
2.461% due 08/25/2036 ^	2,501	1,840
2.482% due 02/25/2036 ^	25	19
2.554% due 05/25/2035	2,338	2,252
2.564% due 11/25/2035 ^	3,306	2,503
2.677% due 08/25/2036 ^	2,524	1,855
Bear Stearns Mortgage Securities, Inc.
2.640% due 06/25/2030	31	32
Bear Stearns Structured Products, Inc.
2.337% due 12/26/2046	9,918	7,773
2.591% due 01/26/2036	2,157	1,714
Bella Vista Mortgage Trust
0.415% due 05/20/2045	7,146	5,800
0.525% due 02/25/2035	12,456	9,717
CBA Commercial Small Balance Commercial Mortgage
0.450% due 12/25/2036	222	185
Charlotte Gateway Village LLC
6.410% due 12/01/2016	487	504
Chase Mortgage Finance Trust
2.455% due 12/25/2035 ^	4,079	3,731
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.661% due 01/25/2035	891	741
Citigroup Mortgage Loan Trust, Inc.
0.500% due 12/25/2034	579	506
0.970% due 08/25/2035 ^	526	454
2.540% due 05/25/2035	80	79
2.540% due 10/25/2035	203	201
2.540% due 11/25/2035	6,168	6,127
2.556% due 08/25/2035	1,321	1,314
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	224	187
Community Program Loan Trust
4.500% due 04/01/2029	262	265
Countrywide Alternative Loan Trust
0.330% due 07/25/2036	12,617	11,456
0.345% due 02/20/2047	4,692	3,501
0.360% due 09/25/2046 ^	1,184	1,003
0.360% due 12/20/2046	5,092	3,898
0.365% due 07/20/2046 ^	1,809	1,264
0.370% due 06/25/2037	1,692	1,410
0.375% due 03/20/2046	778	618
0.375% due 07/20/2046 ^	1,576	1,102
0.420% due 05/25/2035	298	193
0.420% due 06/25/2035	5,613	4,952
0.440% due 02/25/2036	296	246
0.450% due 12/25/2035	368	324
0.460% due 11/25/2035	101	81
0.480% due 10/25/2035	5,530	4,404
0.485% due 11/20/2035	767	638
0.500% due 10/25/2035	133	106
0.670% due 05/25/2035 ^	778	657
0.940% due 11/25/2035	5,415	4,562
0.953% due 03/25/2047 ^	9,127	6,832
1.113% due 02/25/2036	1,692	1,539
1.588% due 08/25/2035	3,474	3,286
5.500% due 11/25/2035 ^	3,240	2,925
5.500% due 03/25/2036	192	154
5.750% due 03/25/2037 ^	899	797
6.000% due 10/25/2032	1	1
6.250% due 12/25/2033	163	174
6.250% due 08/25/2037 ^	533	446
6.500% due 11/25/2031	164	174
Countrywide Home Loan Mortgage Pass-Through Trust
0.460% due 04/25/2035	94	78
0.490% due 03/25/2035	5,646	5,095
0.510% due 02/25/2035	188	171
0.560% due 02/25/2035	269	208
0.570% due 08/25/2018	13	13
0.710% due 02/25/2035	422	401
0.770% due 03/25/2035	49	44
1.090% due 09/25/2034	357	260
1.934% due 06/19/2031	7	7
2.313% due 02/20/2036 ^	466	427
2.330% due 02/20/2036	447	383
2.432% due 05/20/2036	2,578	2,320
2.435% due 04/25/2035 ^	194	58
2.465% due 08/25/2034	3,464	3,022
2.466% due 02/20/2035	1,304	1,285
2.523% due 02/19/2034	51	44
2.528% due 07/19/2033	163	159
2.560% due 02/19/2034	40	40
2.589% due 08/25/2034	347	321
2.595% due 02/25/2034	185	182

2.729% due 05/19/2033	21	20
6.000% due 11/25/2037	376	344
Credit Suisse Commercial Mortgage Trust
5.970% due 02/15/2041	12,800	14,050
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032	142	132
1.320% due 09/25/2034	3,301	2,742
2.179% due 06/25/2033	520	513
2.248% due 07/25/2033	48	48
2.469% due 12/25/2033	936	936
2.548% due 12/25/2032 ^	64	53
2.548% due 10/25/2033	334	327
5.500% due 11/25/2035	471	416
5.750% due 04/25/2033	31	33
6.250% due 07/25/2035	786	839
6.500% due 04/25/2033	28	29
7.000% due 02/25/2033	35	37
Credit Suisse Mortgage Capital Certificates
2.599% due 08/27/2037	80	80
2.687% due 07/27/2036	258	265
5.342% due 12/16/2043	5,000	5,317
5.467% due 09/18/2039	3,047	3,177
5.509% due 04/15/2047	2,200	2,265
5.692% due 04/16/2049	2,475	2,609
5.695% due 04/16/2049	4,400	4,657
5.750% due 12/26/2035	1,048	948
Downey Savings & Loan Association Mortgage Loan Trust
1.053% due 04/19/2047	1,233	1,080
Extended Stay America Trust
1.079% due 12/05/2031 (a)	24,500	299
First Horizon Alternative Mortgage Securities Trust
2.207% due 06/25/2034	4,403	4,329
2.218% due 09/25/2034	5,012	4,914
2.225% due 03/25/2035	402	324
First Horizon Mortgage Pass-Through Trust
2.572% due 02/25/2035	282	282
First Republic Bank Mortgage Pass-Through Certificates
0.650% due 06/25/2030	50	50
First Republic Mortgage Loan Trust
0.511% due 11/15/2031	417	391
Freddie Mac
4.720% due 10/25/2024	300	296
GE Capital Commercial Mortgage Corp.
4.846% due 06/10/2048	1,069	1,069
GMAC Mortgage Corp. Loan Trust
3.256% due 05/25/2035	55	55
Greenpoint Mortgage Funding Trust
0.380% due 04/25/2036	426	329
0.400% due 06/25/2045	355	308
0.440% due 07/25/2035	2,587	2,486
Greenpoint Mortgage Pass-Through Certificates
2.786% due 10/25/2033	250	246
Greenwich Capital Acceptance, Inc.
3.007% due 06/25/2024	14	14
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043	1,116	1,202
8.000% due 09/19/2027	500	511
GSR Mortgage Loan Trust
0.520% due 01/25/2034	33	28
2.629% due 01/25/2036 ^	635	594
2.640% due 09/25/2035	42	42
2.655% due 09/25/2035	669	677
2.667% due 04/25/2035	2,175	2,163
2.789% due 04/25/2035	2,080	2,038
HarborView Mortgage Loan Trust
0.344% due 07/19/2046	4,654	3,009
0.354% due 02/19/2046	699	611
0.384% due 05/19/2035	470	393
0.404% due 06/19/2035	7,913	6,940
0.404% due 03/19/2036	560	414
0.514% due 01/19/2035	67	50
0.904% due 02/19/2034	30	30
2.015% due 11/19/2034	38	37
2.513% due 06/19/2045	466	307
2.648% due 12/19/2035 ^	49	43
2.663% due 08/19/2034	317	307
HSI Asset Securitization Corp. Trust
0.490% due 07/25/2035	328	321
Impac CMB Trust
1.055% due 10/25/2033	184	183
Impac Secured Assets Trust
0.520% due 05/25/2036	160	156
0.600% due 08/25/2036	769	760
1.110% due 11/25/2034	58	57
IndyMac Adjustable Rate Mortgage Trust
1.707% due 01/25/2032	17	16

IndyMac Mortgage Loan Trust
0.360% due 09/25/2046	1,060	912
0.410% due 04/25/2035	306	274
0.410% due 07/25/2035	320	291
0.450% due 03/25/2035	236	211
0.470% due 06/25/2037 ^	205	115
0.490% due 02/25/2035	2,715	2,525
0.810% due 07/25/2045	108	96
0.970% due 11/25/2034	7,517	6,917
1.390% due 09/25/2034	234	202
2.525% due 12/25/2034	1,908	1,765
2.753% due 06/25/2036	4,007	2,844
4.344% due 06/25/2036	2,470	2,358
4.493% due 02/25/2036	12,781	11,051
JPMorgan Alternative Loan Trust
0.656% due 06/27/2037	6,562	5,441
3.461% due 10/25/2036	8,651	6,311
JPMorgan Chase Commercial Mortgage Securities Trust
5.794% due 02/12/2051	8,706	9,447
JPMorgan Mortgage Trust
2.382% due 10/25/2035	144	118
2.532% due 06/25/2035	320	304
2.568% due 10/25/2035	443	446
2.596% due 04/25/2035	184	186
JPMorgan Resecuritization Trust
2.119% due 07/27/2037	74	74
2.799% due 01/27/2047	149	150
4.747% due 04/20/2036	186	190
6.000% due 02/27/2037	685	707
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	7	8
Lavender Trust
6.250% due 09/26/2036	1,925	1,972
LB Mortgage Trust
8.512% due 01/20/2017	14	14
Lehman Mortgage Trust
5.500% due 02/25/2036	704	587
Lehman XS Trust
0.400% due 04/25/2046	2,664	2,037
MASTR Adjustable Rate Mortgages Trust
0.500% due 12/25/2034	1,504	1,283
2.272% due 12/25/2033	132	127
2.749% due 01/25/2034	1	1
MASTR Asset Securitization Trust
5.500% due 06/25/2033	172	175
5.500% due 09/25/2033	450	452
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.861% due 11/15/2031	212	207
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.641% due 06/15/2030	240	230
Merrill Lynch Mortgage Investors Trust
0.790% due 08/25/2028	28	27
0.810% due 10/25/2028	315	314
0.910% due 03/25/2028	54	53
1.582% due 10/25/2035	1,044	1,019
1.936% due 01/25/2029	46	45
2.124% due 02/25/2036	2,101	2,107
2.127% due 04/25/2035	76	74
2.430% due 08/25/2033	336	77
2.694% due 11/25/2035	23,002	22,907
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.743% due 06/12/2050	10,000	10,813
Morgan Stanley Capital Trust
5.206% due 11/14/2042	967	982
5.439% due 02/12/2044	1,722	1,733
Morgan Stanley Mortgage Loan Trust
0.430% due 03/25/2036	5,262	4,055
0.440% due 09/25/2035	24	24
2.429% due 10/25/2034	153	153
Morgan Stanley Re-REMIC Trust
5.796% due 08/15/2045	2,505	2,689
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034	965	1,037
RBSSP Resecuritization Trust
2.195% due 12/26/2036	1,793	1,804
4.000% due 12/26/2036	75	76
Residential Accredit Loans, Inc. Trust
0.360% due 04/25/2046	2,083	1,653
0.370% due 10/25/2046	37,262	25,380
0.380% due 06/25/2037	514	394
0.380% due 04/25/2046	140	71
0.570% due 03/25/2033	29	29
3.120% due 09/25/2034	22	22
6.500% due 10/25/2036	2,404	2,011
Residential Asset Mortgage Products Trust
7.000% due 06/25/2032	12	13

Residential Asset Securitization Trust
0.520% due 10/25/2018	98	96
0.620% due 02/25/2034	92	85
6.250% due 08/25/2036	5,577	5,210
6.500% due 04/25/2037	5,914	3,636
Residential Funding Mortgage Securities, Inc. Trust
0.570% due 07/25/2018	19	19
2.828% due 06/25/2035	3,448	3,290
3.820% due 02/25/2036 ^	161	144
5.500% due 12/25/2034	1,300	1,303
6.500% due 03/25/2032	1	1
RiverView HECM Trust
0.760% due 05/25/2047	35,511	30,539
Royal Bank of Scotland Capital Funding Trust
5.467% due 09/16/2039	10,816	11,276
6.068% due 09/17/2039	1,162	1,264
SACO, Inc.
7.000% due 08/25/2036	12	12
Salomon Brothers Mortgage Securities, Inc.
0.670% due 05/25/2032	64	62
2.494% due 09/25/2033	11	11
8.500% due 05/25/2032	241	255
Sequoia Mortgage Trust
0.395% due 02/20/2035	330	318
0.475% due 11/20/2034	101	97
0.843% due 05/20/2034	1,024	986
0.864% due 10/19/2026	138	136
0.925% due 10/20/2027	28	27
0.927% due 02/20/2034	492	462
0.965% due 10/20/2027	71	70
1.525% due 10/20/2027	483	474
1.742% due 06/20/2034	117	114
1.768% due 08/20/2034	287	289
1.961% due 09/20/2032	75	73
Silver Oak Ltd.
1.697% due 06/21/2018	13,800	13,978
Structured Adjustable Rate Mortgage Loan Trust
0.510% due 08/25/2035	1,095	1,053
0.905% due 06/25/2034	828	780
1.514% due 05/25/2035	1,668	1,186
1.515% due 01/25/2035	1,153	929
2.467% due 04/25/2034	246	244
2.511% due 03/25/2034	241	238
2.515% due 02/25/2036 ^	3,639	3,072
2.573% due 02/25/2034	236	235
Structured Asset Mortgage Investments Trust
0.450% due 02/25/2036	537	434
0.480% due 12/25/2035	569	439
0.764% due 07/19/2034	1,824	1,561
0.864% due 03/19/2034	559	509
1.004% due 10/19/2033	131	117
Structured Asset Mortgage Investments, Inc.
2.405% due 05/02/2030	84	57
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	1,962	1,847
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.743% due 02/25/2032	24	22
2.203% due 10/25/2031	27	27
2.461% due 06/25/2033	340	338
2.491% due 06/25/2033	654	655
2.662% due 06/25/2032	7	6
2.721% due 07/25/2032	11	11
Travelers Mortgage Services, Inc.
2.303% due 09/25/2018	23	23
Wachovia Bank Commercial Mortgage Trust
0.241% due 06/15/2020	7	7
0.972% due 10/15/2041 (a)	12,310	12
Wachovia Mortgage Loan Trust LLC
5.422% due 10/20/2035	1,208	1,198
WaMu Mortgage Pass-Through Certificates
0.460% due 07/25/2045	697	656
WaMu Mortgage Pass-Through Certificates Trust
0.430% due 11/25/2045	6,900	6,381
0.440% due 12/25/2045	8,797	8,501
0.460% due 10/25/2045	4,935	4,559
0.480% due 01/25/2045	1,311	1,221
0.490% due 07/25/2045	3,865	3,719
0.578% due 10/25/2044	1,326	1,286
0.590% due 06/25/2044	5,915	5,509
0.590% due 07/25/2044	99	95
0.670% due 07/25/2044	79	73
0.678% due 10/25/2044	1,841	1,728
0.890% due 11/25/2034	301	291
0.910% due 11/25/2034	458	442
1.113% due 02/25/2046	616	585
1.183% due 01/25/2046	1,528	1,482

1.278% due 11/25/2041	87	82
1.513% due 06/25/2042	559	542
1.513% due 08/25/2042	540	499
1.513% due 04/25/2044	1,174	1,167
1.614% due 11/25/2041	8	7
1.785% due 12/19/2039	371	354
1.921% due 02/27/2034	731	718
2.143% due 03/25/2033	348	348
2.301% due 02/25/2037 ^	953	824
2.362% due 02/25/2037 ^	1,990	1,759
2.368% due 04/25/2033	297	264
2.370% due 06/25/2034	209	211
2.390% due 08/25/2033	38	36
2.391% due 09/25/2035	71	72
2.443% due 06/25/2033	10	10
2.505% due 01/25/2033	243	246
Washington Mutual Mortgage Loan Trust
1.311% due 05/25/2041	118	114
Washington Mutual Mortgage Pass-Through Certificates Trust
0.655% due 01/25/2018	11	10
2.026% due 02/25/2033	26	25
2.203% due 12/25/2032	440	440
2.328% due 11/25/2030	44	44
5.750% due 03/25/2033	269	279
6.000% due 03/25/2033	31	32
Wells Fargo Mortgage Loan Trust
2.595% due 09/27/2036	5,070	4,323
Wells Fargo Mortgage-Backed Securities Trust
0.670% due 07/25/2037	868	740
2.490% due 11/25/2033	137	139
2.607% due 07/25/2036 ^	755	732
2.610% due 05/25/2035	309	288
2.612% due 03/25/2036	10,703	10,631
2.615% due 03/25/2036	345	332
2.629% due 03/25/2036	4,558	4,376
5.780% due 04/25/2036	204	198

Total Mortgage-Backed Securities (Cost $525,851)		556,465

ASSET-BACKED SECURITIES 40.5%
ABFS Mortgage Loan Trust
6.298% due 07/15/2033	1,478	1,119
Accredited Mortgage Loan Trust
0.300% due 02/25/2037	17,478	16,710
ACE Securities Corp.
1.220% due 12/25/2033	744	708
1.220% due 07/25/2034	293	268
AFC Home Equity Loan Trust
0.770% due 06/25/2028	728	654
0.840% due 04/25/2028	120	111
American Home Mortgage Investment Trust
0.515% due 08/25/2035	16	8
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.390% due 01/25/2036	17	17
0.595% due 08/25/2034	15,408	15,414
1.085% due 01/25/2035	793	584
1.505% due 02/25/2033	1,519	1,447
Amortizing Residential Collateral Trust
0.750% due 07/25/2032	20	19
0.870% due 08/25/2032	12	11
Amresco Residential Securities Corp. Mortgage Loan Trust
0.665% due 06/25/2028	65	61
0.725% due 06/25/2027	80	79
0.725% due 09/25/2027	185	178
Argent Securities, Inc.
1.205% due 10/25/2033	1,174	1,149
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.660% due 10/25/2035	1,000	800
1.220% due 11/25/2034	3,380	3,315
2.735% due 01/25/2034	3,599	3,484
Asset-Backed Funding Certificates Trust
0.800% due 03/25/2035	3,704	3,571
0.850% due 04/25/2033	843	803
0.870% due 06/25/2034	3,911	3,676
1.190% due 03/25/2032	885	849
Asset-Backed Securities Corp. Home Equity Loan Trust
0.681% due 06/15/2031	113	111
1.115% due 09/25/2034	562	518
1.511% due 04/15/2033	79	78
Bayview Financial Asset Trust
0.570% due 12/25/2039	191	180
Bayview Financial Mortgage Pass-Through Trust
5.500% due 12/28/2035	51	51
Bear Stearns Asset-Backed Securities Trust
0.225% due 12/25/2036 ^	30	31

0.290% due 05/25/2037	28	37
0.570% due 03/25/2035	2,434	2,422
0.623% due 09/25/2034	173	167
0.660% due 06/25/2036	598	589
0.760% due 06/25/2043	1,028	985
0.830% due 10/25/2032	62	59
0.970% due 10/27/2032	24	23
1.070% due 12/25/2033	814	768
1.170% due 10/25/2037	5,397	2,474
1.170% due 11/25/2042	250	239
1.355% due 08/25/2034	951	954
1.370% due 10/25/2032	197	187
1.420% due 08/25/2037	9,811	9,031
1.670% due 11/25/2042	153	149
1.820% due 11/25/2042	1,460	1,397
2.777% due 07/25/2036	986	530
2.931% due 10/25/2036	2,022	1,952
5.500% due 01/25/2034	72	74
5.500% due 12/25/2035	238	205
5.750% due 10/25/2033	834	875
6.000% due 06/25/2034	988	1,016
Bear Stearns Second Lien Trust
1.370% due 12/25/2036	5,000	4,259
Bear Stearns Structured Products Trust
1.170% due 03/25/2037	357	352
Capital Trust Re CDO Ltd.
5.267% due 06/25/2035	1,700	1,713
Carrington Mortgage Loan Trust
0.650% due 10/25/2035	2,500	2,187
CDC Mortgage Capital Trust
0.790% due 01/25/2033	30	28
1.220% due 01/25/2033	607	566
Centex Home Equity Loan Trust
0.635% due 06/25/2034	1,052	844
0.860% due 09/25/2034	257	208
5.160% due 09/25/2034	858	825
Central Park CLO Ltd.
1.431% due 07/23/2022	10,000	9,996
Chase Funding Trust
0.710% due 04/25/2033	1	1
0.750% due 11/25/2034	2	2
4.537% due 09/25/2032	5	5
CIT Group Home Equity Loan Trust
1.145% due 12/25/2031	380	359
CIT Mortgage Loan Trust
1.420% due 10/25/2037	61	61
Citigroup Mortgage Loan Trust, Inc.
0.250% due 01/25/2037	56	38
5.550% due 08/25/2035	500	471
5.629% due 08/25/2035	2,777	2,628
Commercial Industrial Finance Corp.
1.383% due 08/14/2024	5,000	4,997
Conseco Finance Corp.
0.861% due 08/15/2033	161	154
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,439	1,005
Conseco Financial Corp.
6.180% due 04/01/2030	508	523
6.220% due 03/01/2030	1,628	1,735
6.240% due 12/01/2028	84	87
6.530% due 04/01/2030	363	379
6.760% due 03/01/2030	140	152
6.810% due 12/01/2028	1,590	1,672
6.860% due 03/15/2028	1	1
6.860% due 07/15/2028	30	31
6.870% due 04/01/2030	22	24
7.070% due 01/15/2029	3	3
7.140% due 03/15/2028	133	141
7.140% due 01/15/2029	89	92
7.290% due 03/15/2028	4	4
7.360% due 02/15/2029	5	5
7.550% due 01/15/2029	531	558
7.620% due 06/15/2028	26	28
Countrywide Asset-Backed Certificates
0.310% due 02/25/2037	3,150	3,038
0.350% due 09/25/2036	4,037	3,954
0.360% due 06/25/2036	388	379
0.360% due 11/25/2037	2,300	1,953
0.525% due 04/25/2036	579	468
0.630% due 05/25/2046	1,407	1,351
0.640% due 11/25/2033	1	1
0.650% due 12/25/2031	271	208
0.670% due 09/25/2032	189	180
0.685% due 02/25/2036	4,696	3,895
0.730% due 04/25/2034	297	279
0.770% due 11/25/2033	15	15

0.790% due 09/25/2033	211	202
0.850% due 06/25/2033	12	10
0.870% due 08/25/2035	2,573	2,268
0.950% due 11/25/2034	1,356	1,348
1.070% due 05/25/2032	183	176
1.145% due 06/25/2035	1,000	987
5.125% due 12/25/2034	3,873	2,204
Countrywide Asset-Backed Certificates Trust
0.495% due 05/25/2036	10	9
0.630% due 09/25/2034	21	21
0.645% due 02/25/2036	14,564	13,849
0.910% due 12/25/2034	36	35
1.145% due 10/25/2034	2,927	2,770
4.981% due 05/25/2036 ^	389	380
5.413% due 01/25/2034	81	82
Countrywide Home Equity Loan Trust
0.351% due 04/15/2032	13,367	13,814
Credit Suisse First Boston Mortgage Securities Corp.
0.530% due 05/25/2044	23	23
0.775% due 01/25/2032	16	14
Credit-Based Asset Servicing and Securitization LLC
0.830% due 04/25/2036	90	90
4.184% due 12/25/2035	543	539
4.775% due 07/25/2035	11	11
6.280% due 05/25/2035	489	489
Dryden Senior Loan Fund
1.401% due 01/15/2022	15,000	14,975
EFS Volunteer LLC
1.035% due 07/26/2027	1,135	1,141
EMC Mortgage Loan Trust
0.620% due 12/25/2042	1,017	968
0.920% due 08/25/2040	541	491
EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033	545	551
Equity One Mortgage Pass-Through Trust
0.420% due 07/25/2034	71	60
0.470% due 04/25/2034	1,244	1,031
0.495% due 07/25/2034	5	4
FBR Securitization Trust
0.915% due 09/25/2035	1	1
First Franklin Mortgage Loan Trust
0.280% due 12/25/2037	318	211
0.635% due 12/25/2035	5,500	5,286
0.790% due 11/25/2031	116	105
First NLC Trust
0.240% due 08/25/2037	1,682	957
0.310% due 08/25/2037	4,287	2,465
0.450% due 08/25/2037	2,584	1,516
Galaxy CLO Ltd.
0.474% due 04/25/2019	110	110
GMAC Mortgage Corp. Home Equity Loan Trust
0.920% due 02/25/2031	176	170
Goldman Sachs Asset Management CLO PLC
0.452% due 08/01/2022	1,776	1,767
GSAMP Trust
0.455% due 10/25/2036 ^	6,207	780
0.505% due 01/25/2045	100	99
0.905% due 09/25/2035 ^	10,553	9,609
0.980% due 03/25/2034	1,545	1,458
1.145% due 08/25/2033	23	20
Home Equity Asset Trust
0.550% due 01/25/2036	7,567	7,547
0.755% due 11/25/2032	1	1
0.965% due 07/25/2034	604	567
1.090% due 02/25/2033	1	1
Home Equity Mortgage Trust
5.800% due 05/25/2036	100	83
5.821% due 04/25/2035	259	266
HSBC Home Equity Loan Trust
0.315% due 03/20/2036	1,302	1,295
0.325% due 01/20/2036	61	61
0.345% due 01/20/2036	504	502
HSI Asset Loan Obligation Trust
0.215% due 12/25/2036	15	7
IMC Home Equity Loan Trust
7.310% due 11/20/2028	39	40
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.330% due 07/25/2037	145	85
0.620% due 08/25/2035	551	546
2.180% due 07/25/2034	920	860
Irwin Home Equity Loan Trust
1.520% due 02/25/2029	190	183
JPMorgan Mortgage Acquisition Trust
0.235% due 08/25/2036	3	1
0.265% due 08/25/2036	1,802	938
0.305% due 07/25/2036	6,044	5,798

L.A. Arena Funding LLC
7.656% due 12/15/2026	1,486	1,665
Lehman XS Trust
0.305% due 04/25/2037 ^	110	81
Long Beach Mortgage Loan Trust
0.500% due 01/25/2046	47	41
0.640% due 08/25/2035	2,306	2,292
0.730% due 10/25/2034	229	215
0.870% due 03/25/2032	1	1
1.025% due 07/25/2034	519	503
1.220% due 10/25/2034	127	112
1.595% due 03/25/2032	373	354
Massachusetts Educational Financing Authority
1.184% due 04/25/2038	1,298	1,308
MASTR Asset-Backed Securities Trust
0.320% due 05/25/2037	306	286
0.920% due 12/25/2034 ^	3,250	3,022
0.995% due 10/25/2034	1,234	1,170
MASTR Specialized Loan Trust
1.020% due 05/25/2037	630	18
Merrill Lynch First Franklin Mortgage Loan Trust
1.670% due 10/25/2037	533	457
Merrill Lynch Mortgage Investors Trust
0.230% due 10/25/2037	338	109
0.250% due 09/25/2037	108	42
0.260% due 06/25/2037	507	206
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	2,822	2,974
Morgan Stanley ABS Capital, Inc. Trust
0.230% due 05/25/2037	257	181
0.270% due 11/25/2036	2,665	1,843
0.320% due 06/25/2036	7,218	6,611
0.350% due 01/25/2036	177	177
0.490% due 11/25/2035	4,883	4,794
0.630% due 06/25/2034	106	107
1.370% due 06/25/2033	622	609
2.170% due 07/25/2037 ^	715	245
2.570% due 08/25/2034	595	557
Morgan Stanley Dean Witter Capital, Inc. Trust
1.520% due 02/25/2033	163	156
2.645% due 01/25/2032	564	487
Morgan Stanley Mortgage Loan Trust
0.490% due 11/25/2036	1,914	921
Mountain View Funding CLO Ltd.
0.491% due 04/15/2019	181	180
MSIM Peconic Bay Ltd.
0.511% due 07/20/2019	49	49
National Collegiate Student Loan Trust
0.410% due 07/25/2028	2,453	2,443
New Century Home Equity Loan Trust
0.350% due 05/25/2036	511	363
0.620% due 06/25/2035	7,450	6,941
1.815% due 06/20/2031	771	762
Nomura Asset Acceptance Corp.
0.790% due 01/25/2036	1,101	1,017
NovaStar Mortgage Funding Trust
0.270% due 03/25/2037	17	9
0.950% due 05/25/2033	3	3
Oakwood Mortgage Investors, Inc.
0.536% due 03/15/2018	176	163
OneMain Financial Issuance Trust
2.470% due 09/18/2024	23,000	23,090
Option One Mortgage Loan Trust
0.950% due 02/25/2035	804	576
0.965% due 05/25/2034	30	28
0.970% due 02/25/2035	68	67
Option One Mortgage Loan Trust Asset-Backed Certificates
0.665% due 08/20/2030	6	6
0.710% due 06/25/2032	3	3
0.770% due 04/25/2033	26	24
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.660% due 03/25/2035	2,500	2,327
1.145% due 10/25/2034	1,000	992
1.220% due 10/25/2034	11,119	9,453
People’s Choice Home Loan Securities Trust
0.800% due 05/25/2035	363	363
Popular ABS Mortgage Pass-Through Trust
0.260% due 06/25/2047 ^	950	924
4.336% due 01/25/2036 ^	208	152
RAAC Trust
0.510% due 02/25/2036	7,650	6,846
0.570% due 06/25/2047	11,689	10,931
0.650% due 03/25/2037	7,407	7,173
1.370% due 09/25/2047	772	763
2.670% due 12/25/2035	1,447	1,366

Renaissance Home Equity Loan Trust
0.670% due 12/25/2033	136	133
1.270% due 09/25/2037	807	476
1.370% due 08/25/2032	882	785
1.410% due 03/25/2033	21	20
4.934% due 08/25/2035	140	137
Residential Asset Mortgage Products Trust
0.360% due 01/25/2036	3,133	3,129
0.470% due 05/25/2036	39,352	29,948
0.950% due 02/25/2033	5	4
5.621% due 07/25/2034 ^	1,897	1,630
5.697% due 04/25/2034	1,139	1,146
5.707% due 08/25/2034 ^	2,842	2,728
Residential Asset Securities Corp. Trust
0.320% due 01/25/2037	10,043	9,388
0.440% due 05/25/2037	3,900	3,520
0.620% due 09/25/2035	4,201	4,060
0.750% due 06/25/2033	1,278	1,145
0.815% due 03/25/2035	4,557	4,186
0.965% due 01/25/2035	86	81
5.120% due 12/25/2033	359	334
7.140% due 04/25/2032 ^	85	2
Residential Funding Home Equity Loan Trust
0.460% due 12/25/2032	2	2
6.230% due 06/25/2037	5,000	3,753
Residential Funding Home Loan Trust
8.350% due 03/25/2025	4	4
SACO, Inc.
0.530% due 05/25/2036	1,410	2,324
0.590% due 03/25/2036	798	1,085
0.690% due 06/25/2036 ^	308	441
0.920% due 07/25/2035	1,771	1,664
Salomon Brothers Mortgage Securities, Inc.
0.650% due 03/25/2028	38	38
Salomon Mortgage Loan Trust
1.070% due 11/25/2033	923	916
Saxon Asset Securities Trust
0.670% due 03/25/2032	364	339
0.695% due 03/25/2035	685	625
Securitized Asset-Backed Receivables LLC Trust
0.220% due 10/25/2036 ^	1,425	789
0.585% due 01/25/2036 ^	93	0
Security National Mortgage Loan Trust
0.820% due 11/25/2034	996	917
SLC Student Loan Trust
1.141% due 06/15/2021	5,400	5,443
SLM Private Credit Student Loan Trust
0.421% due 03/15/2024	4,530	4,491
0.431% due 12/15/2023	15,195	15,071
SLM Private Education Loan Trust
2.811% due 12/16/2019	2,911	2,950
SLM Student Loan Trust
0.564% due 04/25/2025	13,900	13,893
0.614% due 01/27/2025	5,780	5,613
0.614% due 04/25/2025	13,900	12,919
0.701% due 09/16/2024	16,400	16,143
0.771% due 03/17/2025	4,000	3,927
0.791% due 03/15/2024	13,879	13,541
1.080% due 03/15/2028	450	448
1.134% due 07/25/2023	14,600	14,865
1.441% due 12/15/2033	3,119	3,094
1.934% due 07/25/2023	5,000	5,216
Soundview Home Loan Trust
0.360% due 02/25/2036	14	13
0.470% due 11/25/2035	25	25
0.690% due 12/25/2035	1,455	1,434
1.470% due 11/25/2033	113	112
South Carolina Student Loan Corp.
1.234% due 09/03/2024	600	606
Specialty Underwriting & Residential Finance Trust
0.670% due 09/25/2036	1,000	464
1.370% due 10/25/2035	225	189
SpringCastle America Funding LLC
2.700% due 05/25/2023	25,421	25,420
Structured Asset Investment Loan Trust
0.650% due 09/25/2035	3,323	2,886
0.680% due 08/25/2035	1,500	1,134
0.830% due 04/25/2035	17,470	16,305
0.860% due 06/25/2035	4,168	4,035
1.145% due 09/25/2034	133	113
1.445% due 12/25/2034	130	46
1.595% due 04/25/2033	2,216	2,173
1.595% due 04/25/2034	47	47
Structured Asset Securities Corp. Mortgage Loan Trust
0.260% due 06/25/2037	631	609
1.656% due 04/25/2035	403	390

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.375% due 08/25/2031	156	153
Symphony CLO Ltd.
0.981% due 01/15/2024	15,000	14,939
Trapeza CDO Ltd.
0.976% due 11/16/2034	1,000	750
Truman Capital Mortgage Loan Trust
0.920% due 12/25/2032	164	165
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	733	747
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	57	57
6.210% due 05/07/2026	299	306
Washington Mutual Asset-Backed Certificates Trust
0.215% due 10/25/2036	128	66
Wells Fargo Home Equity Asset-Backed Securities Trust
1.220% due 09/25/2035	3,500	3,171
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
0.800% due 04/25/2034	149	134

Total Asset-Backed Securities (Cost $616,318)		612,279

SOVEREIGN ISSUES 0.2%
Korea Housing Finance Corp.
4.125% due 12/15/2015	2,500	2,570

Total Sovereign Issues (Cost $2,499)		2,570

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		851

Total Short-Term Instruments (Cost $851)		851

Total Investments in Securities (Cost $1,204,765)		1,233,961

	SHARES
INVESTMENTS IN AFFILIATES 18.2%
SHORT-TERM INSTRUMENTS 18.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.2%
PIMCO Short-Term Floating NAV Portfolio	1,039	10
PIMCO Short-Term Floating NAV Portfolio III	27,807,005	275,623

Total Short-Term Instruments (Cost $277,327)		275,633

Total Investments in Affiliates (Cost $277,327)		275,633

Total Investments 100.0% (Cost $1,482,092)		$1,509,594
Financial Derivative Instruments (c)(e) (0.6%) (Cost or Premiums, net $(14,052))		(9,688)
Other Assets and Liabilities, net 0.6%		10,331

Net Assets 100.0%		$1,510,237

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$851	Fannie Mae 2.260% due 10/17/2022	$(872)	$851	$851

Total Repurchase Agreements						$(872)	$851	$851

(1)	Includes accrued interest.

As of December 31, 2014, there were no open reverse repurchase agreements or sale buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2014 was $5,546 at a weighted average interest rate of 0.207%.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.500%	01/01/2045	$2,000	$(2,167)	$(2,171)

Total Short Sales				$(2,167)	$(2,171)

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note March Futures	Long	03/2015	809	$(215)	$38	$0

Total Futures Contracts				$(215)	$38	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	2.000%	06/19/2023	$27,100	$(368)	$(299)	$27	$0

Total Swap Agreements					$(368)	$(299)	$27	$0

(d)	Securities with an aggregate market value of $308 and cash of $1,217 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (5)
Counterparty	Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
BRC	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.100% due 02/25/2034	(1.190%)	02/25/2034	$108	$0	$7	$7	$0
	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240%)	02/25/2035	147	0	91	91	0
FBF	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.375% due 07/25/2032	(3.375%)	07/25/2032	232	23	35	58	0
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%)	10/11/2021	500	0	22	22	0
JPM	Long Beach Mortgage Loan Trust 5.450% due 09/15/2040	(1.170%)	09/15/2040	1,000	0	816	816	0
MYC	Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 2.550% due 12/27/2033	(1.390%)	12/27/2033	96	0	4	4	0
RYL	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	(1.730%)	01/25/2034	699	0	168	168	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	(0.700%)	05/25/2033	2,500	0	65	65	0

					$23	$1,208	$1,231	$0

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 5.250% due 07/25/2033	6.250%	07/25/2033	$301	$0	$(105)	$0	$(105)
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960%	09/25/2034	1,000	(340)	347	7	0
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.790% due 01/25/2034	2.790%	01/25/2034	699	0	(164)	0	(164)
	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 3.150% due 05/25/2033	3.150%	05/25/2033	2,500	0	70	70	0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690%	07/25/2035	642	(224)	120	0	(104)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110%	12/25/2034	1,000	(320)	328	8	0
	Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.930% due 11/25/2034	0.930%	11/25/2034	285	(80)	74	0	(6)
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950%	11/25/2034	0	0	0	0	0
MYC	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.375% due 07/25/2032	3.375%	07/25/2032	232	(28)	(33)	0	(61)

					$(992)	$637	$85	$(440)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	MetLife, Inc.	1.000%	09/20/2015	0.084%	$3,000	$(202)	$223	$21	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	05/25/2046	$36,150	$(7,797)	$616	$0	$(7,181)
DUB	ABX.HE.AA.6-2 Index	0.170%	05/25/2046	157	(63)	0	0	(63)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	20,000	(467)	53	0	(414)
FBF	ABX.HE.AA.7-1 Index	0.150%	08/25/2037	2,267	(1,924)	1,259	0	(665)
	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	11,774	(40)	18	0	(22)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	30,000	(1,006)	63	0	(943)
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	47,530	(172)	86	0	(86)
MYC	CDX.IG-5 10-Year Index 10-15%	0.460%	12/20/2015	8,000	0	20	20	0
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	25,000	(542)	24	0	(518)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	25,000	(870)	92	0	(778)

					$(12,881)	$2,231	$20	$(10,670)

Total Swap Agreements					$(14,052)	$4,299	$1,357	$(11,110)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Securities with an aggregate market value of $11,497 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$939	$0	$939
Industrials	0	9,139	1,417	10,556
Municipal Bonds & Notes
Texas	0	864	0	864
West Virginia	0	2,999	0	2,999
U.S. Government Agencies	0	22,475	0	22,475
U.S. Treasury Obligations	0	23,963	0	23,963
Mortgage-Backed Securities	0	515,912	40,553	556,465
Asset-Backed Securities	0	589,009	23,270	612,279
Sovereign Issues	0	2,570	0	2,570
Short-Term Instruments
Repurchase Agreements	0	851	0	851
	$0	$1,168,721	$65,240	$1,233,961

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$275,633	$0	$0	$275,633

Total Investments	$275,633	$1,168,721	$65,240	$1,509,594

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,171)	$0	$(2,171)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	38	27	0	65
Over the counter	0	1,357	0	1,357
	$38	$1,384	$0	$1,422

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(11,110)	$0	$(11,110)

Totals	$275,671	$1,156,824	$65,240	$1,497,735

There were no significant transfers between Level 1 and 2 during the period ended December 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2014 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$1,177	$0	$(267)	$0	$0	$29	$0	$(939)	$0	$0
Industrials	1,530	0	(72)	0	0	(41)	0	0	1,417	(33)
Mortgage-Backed Securities	713	30,914	(1,035)	48	125	301	9,487	0	40,553	305
Asset-Backed Securities	191	22,996	(35)	0	0	118	0	0	23,270	112

Totals	$3,611	$53,910	$(1,409)	$48	$125	$407	$9,487	$(939)	$65,240	$384

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$1,417	Third Party Vendor	Broker Quote	108.00
Mortgage-Backed Securities	527	Benchmark Pricing	Base Price	98.78 - 103.50
	40,026	Third Party Vendor	Broker Quote	78.38 - 86.00
Asset-Backed Securities	180	Benchmark Pricing	Base Price	94.01
	23,090	Third Party Vendor	Broker Quote	100.39

Total	$65,240

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Developing Local Markets Portfolio

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 81.3%
BRAZIL 43.1%
SOVEREIGN ISSUES 43.1%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	5,200	$1,846
0.000% due 10/01/2015		9,700	3,334
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		3,953	1,420

Total Brazil (Cost $7,556)			6,600

UNITED STATES 22.2%
ASSET-BACKED SECURITIES 6.6%
Bear Stearns Asset-Backed Securities Trust
1.170% due 10/25/2037		$555	521
Citigroup Mortgage Loan Trust,
Inc. 0.230% due 07/25/2045		38	32
Credit-Based Asset Servicing and Securitization LLC
0.289% due 07/25/2037		169	112
First NLC Trust
0.240% due 08/25/2037		181	103
GSAMP Trust
0.240% due 12/25/2036		9	5
HSI Asset Securitization Corp. Trust
0.220% due 10/25/2036		3	2
JPMorgan Mortgage Acquisition Trust
0.235% due 08/25/2036		2	1
0.265% due 08/25/2036		257	134
Lehman ABS Mortgage Loan Trust
0.260% due 06/25/2037		49	32
Merrill Lynch Mortgage Investors Trust
0.250% due 09/25/2037		10	4
New Century Home Equity Loan Trust
0.350% due 05/25/2036		39	28
Popular ABS Mortgage Pass-Through Trust
0.260% due 06/25/2047 ^		20	20
Securitized Asset-Backed Receivables LLC Trust
0.250% due 11/25/2036 ^		17	7
Washington Mutual Asset-Backed Certificates Trust
0.215% due 10/25/2036		6	3

			1,004

MORTGAGE-BACKED SECURITIES 14.9%
American Home Mortgage Investment Trust
1.832% due 09/25/2045		21	21
Bear Stearns Adjustable Rate Mortgage Trust
2.810% due 04/25/2034		62	61
2.955% due 05/25/2047 ^		64	55
Bear Stearns ALT-A Trust
2.351% due 01/25/2036 ^		376	304
Bear Stearns Structured Products, Inc.
2.337% due 12/26/2046		578	453
Chase Mortgage Finance Trust
2.479% due 03/25/2037		26	24
Citigroup Mortgage Loan Trust, Inc.
1.930% due 09/25/2035		86	84
2.556% due 08/25/2035		108	79
2.730% due 07/25/2046 ^		26	23
Greenpoint Mortgage Pass-Through Certificates
2.786% due 10/25/2033		157	155
HarborView Mortgage Loan Trust
2.711% due 07/19/2035		231	208
4.853% due 08/19/2036 ^		5	5
Provident Funding Mortgage Loan Trust
2.497% due 08/25/2033		89	92
Residential Funding Mortgage Securities, Inc.Trust
2.976% due 09/25/2035 ^		199	158
Sequoia Mortgage Trust
2.641% due 04/20/2035		108	107
Structured Asset Mortgage Investments Trust
0.414% due 07/19/2035		250	240
WaMu Mortgage Pass-Through Certificates Trust
2.419% due 03/25/2034		113	113

2.443% due 06/25/2033	81	82
2.623% due 05/25/2037 ^	28	23

		2,287

U.S. GOVERNMENT AGENCIES 0.7%
Freddie Mac
0.450% due 09/25/2031	110	103

Total United States (Cost $4,009)		3,394

SHORT-TERM INSTRUMENTS 16.0%
REPURCHASE AGREEMENTS (b) 1.0%		150

U.S. TREASURY BILLS 15.0%
0.065% due 03/26/2015 - 05/28/2015 (a)(e)	2,300	2,299

Total Short-Term Instruments (Cost $2,449)		2,449

Total Investments in Securities (Cost $14,014)		12,443

	SHARES
INVESTMENTS IN AFFILIATES 32.9%
SHORT-TERM INSTRUMENTS 32.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 32.9%
PIMCO Short-Term Floating NAV Portfolio	1,556	16
PIMCO Short-Term Floating NAV Portfolio III	507,512	5,030

Total Short-Term Instruments (Cost $5,078)		5,046

Total Investments in Affiliates (Cost $5,078)		5,046

Total Investments 114.2% (Cost $19,092)		$17,489
Financial Derivative Instruments (c)(d) (2.8%) (Cost or Premiums, net $0)		(435)
Other Assets and Liabilities, net (11.4%)		(1,741)

Net Assets 100.0%		$15,313

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$150	Fannie Mae 2.260% due 10/17/2022	$(156)	$150	$150

Total Repurchase Agreements						$(156)	$150	$150

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Asset	Liability
Pay	28-Day MXN-TIIE	8.780%	08/03/2016	MXN	2,550	$13	$(4)	$0	$0

Total Swap Agreements						$13	$(4)	$0	$0

Cash of $10 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	BRL	113		$42	$0	$0
	01/2015	CLP	444,400		745	14	0
	01/2015	JPY	521,503		4,310	0	(45)
	01/2015		$43	BRL	113	0	(1)
	01/2015		200	COP	472,000	0	(1)
	01/2015		200	PEN	599	0	0
	02/2015	HKD	2,326		$300	0	0
	02/2015	INR	197,741		3,150	53	(1)
	02/2015	MXN	2,945		200	1	0
	02/2015		$3,500	INR	218,155	0	(68)
	03/2015		621	MXN	8,927	0	(18)
	04/2015	BRL	113		$42	2	0
BPS	01/2015		17,033		6,556	148	0
	01/2015	ILS	15,689		4,047	25	0
	01/2015		$6,444	BRL	17,033	0	(37)
	01/2015		500	ILS	1,956	1	0
	02/2015	MXN	28,348		$2,030	112	0
	02/2015		$125	HKD	970	0	0
	02/2015		11,237	MXN	152,819	0	(898)
	03/2015		233		3,363	0	(6)
	04/2015		30	PEN	91	0	0
	07/2015	BRL	4,042		$1,473	27	0
BRC	01/2015		$175	ILS	686	1	0
	02/2015		6,952	BRL	17,834	0	(295)
CBK	01/2015		1,932	INR	120,660	0	(28)
	01/2015		530	JPY	62,529	0	(8)
	03/2015		155	MXN	2,228	0	(5)
	04/2015		30	CLP	18,431	0	0
	06/2015		30	COP	72,570	0	0
DUB	01/2015	ILS	3,328		$858	5	0
	02/2015	BRL	3,451		1,305	17	0
	02/2015	MXN	91,985		6,700	477	0
	02/2015		$2,291	BRL	5,851	0	(107)
FBF	01/2015	BRL	4,054		$1,526	1	0
	01/2015		$1,566	BRL	4,054	0	(41)
	02/2015		4,672		11,905	0	(228)
	03/2015		77	MXN	1,114	0	(2)
	06/2015		413	COP	961,551	0	(13)
	07/2015	BRL	4,054		$1,485	35	0
GLM	01/2015		8,084		3,043	2	0
	01/2015		$590	AUD	691	0	(26)
	01/2015		3,108	BRL	8,084	0	(67)
	01/2015		4,700	ILS	18,119	0	(55)
	01/2015		3,035	JPY	357,786	0	(48)
	02/2015	AUD	247		$200	0	(1)
	02/2015	BRL	136		50	0	(1)
	02/2015	EUR	1,178		1,469	43	0
	02/2015	MXN	26,235		1,925	150	0
	02/2015		$500	EUR	403	0	(13)
	02/2015		300	MXN	4,240	0	(13)
	07/2015	BRL	8,084		$2,948	56	0
HUS	01/2015	AUD	776		664	30	0
	01/2015		$1,585	CLP	923,670	0	(65)
	02/2015		3,410	BRL	8,764	0	(138)
	03/2015		368	MXN	5,325	0	(9)
	06/2015		30	COP	72,480	0	0
JPM	01/2015	BRL	3,869		$1,456	1	0
	01/2015		$1,483	BRL	3,869	0	(28)
	01/2015		150	JPY	17,730	0	(2)
	02/2015	INR	312,000		$5,000	111	0
	02/2015	MXN	170,358		12,500	975	0
	02/2015		$1,701	HKD	13,191	0	0
	02/2015		5,800	INR	362,514	3	(123)
	02/2015		2,530	MXN	34,913	0	(168)
	04/2015	BRL	4,000		$1,552	84	0
	04/2015		$491	PEN	1,466	0	(8)
	10/2015	BRL	4,300		$1,513	13	0
MSB	01/2015		3,869		1,485	30	0
	01/2015		$1,458	BRL	3,869	0	(3)
	02/2015	BRL	14,613		$5,556	102	0
	02/2015	INR	1,932		30	0	0
	02/2015	MXN	443		30	0	0
	02/2015		$1,117	BRL	2,868	0	(47)
	02/2015		3,160	MXN	44,793	0	(129)
	03/2015		346		5,028	0	(7)
	04/2015		1,495	BRL	4,000	0	(26)
	07/2015	BRL	5,200		$2,011	151	0
	10/2015		5,400		2,033	150	0
RBC	01/2015		108		40	0	0
	01/2015		$40	BRL	108	0	0
	01/2015		300	ILS	1,157	0	(3)
	02/2015	BRL	108		$40	0	0
	02/2015	HKD	6,516		840	0	0
	02/2015	MXN	443		30	0	0
	02/2015		$6,201	MXN	82,566	0	(615)
SCX	01/2015	BRL	612		$230	0	0
	01/2015		$235	BRL	612	0	(5)
	02/2015		1,406	MXN	19,882	0	(61)
UAG	01/2015	ILS	13,332		$3,500	82	0
	02/2015	BRL	16,861		6,395	102	0

Total Forward Foreign Currency Contracts						$3,004	$(3,463)

Swap Agreements:

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
CBK	Pay	28-Day MXN-TIIE	8.770%	08/03/2016	MXN 2,550	$0	$13	$13	$0
MYC	Pay	28-Day MXN-TIIE	9.920%	08/12/2015	4,000	0	11	11	0

						$0	$24	$24	$0

Total Swap Agreements						$0	$24	$24	$0

(e)	Securities with an aggregate market value of $1,947 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Brazil
Sovereign Issues	$0	$6,600	$0	$6,600
United States
Asset-Backed Securities	0	1,004	0	1,004
Mortgage-Backed Securities	0	1,834	453	2,287
U.S. Government Agencies	0	103	0	103
Short-Term Instruments
Repurchase Agreements	0	150	0	150
U.S. Treasury Bills	0	2,299	0	2,299
	$0	$11,990	$453	$12,443

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,046	$0	$0	$5,046

Total Investments	$5,046	$11,990	$453	$17,489

Financial Derivative Instruments - Assets

Over the counter	$0	$3,028	$0	$3,028

Financial Derivative Instruments - Liabilities

Over the counter	$0	$(3,463)	$0	$(3,463)

Totals	$5,046	$11,555	$453	$17,054

There were no significant transfers between Level 1 and 2 during the period ended December 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2014 (1)
Investments in Securities, at Value
United States
Mortgage-Backed Securities	$0	$0	$0	$0	$0	$0	$453	$0	$453	$0

Totals	$0	$0	$0	$0	$0	$0	$453	$0	$453	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
United States
Mortgage-Backed Securities	$453	Third Party Vendor	Broker Quote	78.38

Total	$453

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Portfolio

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 78.1%
BERMUDA 1.0%
CORPORATE BONDS & NOTES 1.0%
Qtel International Finance Ltd.
3.375% due 10/14/2016		$600	$617
7.875% due 06/10/2019		5,000	6,110

Total Bermuda (Cost $6,175)			6,727

BRAZIL 27.0%
CORPORATE BONDS & NOTES 11.1%
Banco do Brasil S.A.
3.875% due 10/10/2022		$200	184
6.000% due 01/22/2020		200	214
Banco Santander Brasil S.A.
4.250% due 01/14/2016		200	204
4.500% due 04/06/2015		200	202
4.625% due 02/13/2017		2,000	2,083
Caixa Economica Federal
4.250% due 05/13/2019		10,000	9,775
CSN Islands Corp.
6.875% due 09/21/2019		3,400	3,170
Itau Unibanco Holding S.A.
5.750% due 01/22/2021		1,000	1,042
Petrobras Global Finance BV
1.852% due 05/20/2016		460	441
2.000% due 05/20/2016		500	479
Petrobras International Finance Co. S.A.
3.875% due 01/27/2016		600	590
5.750% due 01/20/2020		10,149	9,817
5.875% due 03/01/2018		9,600	9,398
6.125% due 10/06/2016		200	201
7.875% due 03/15/2019		38,810	41,037

			78,837

SOVEREIGN ISSUES 15.9%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		2,100	2,112
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	20,800	7,384
0.000% due 04/01/2016		41,800	13,509
0.000% due 01/01/2017		233,700	68,965
0.000% due 07/01/2017		73,900	20,551

			112,521

Total Brazil (Cost $218,829)			191,358

CAYMAN ISLANDS 1.8%
CORPORATE BONDS & NOTES 1.8%
Baidu, Inc.
2.750% due 06/09/2019		$1,400	1,397
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		2,200	2,365
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		9,775	9,188

Total Cayman Islands (Cost $13,628)			12,950

CHILE 0.0%
CORPORATE BONDS & NOTES 0.0%
Banco Santander Chile
1.831% due 01/19/2016		$200	201

Total Chile (Cost $199)			201

CHINA 0.7%
CORPORATE BONDS & NOTES 0.7%
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	$1,000	1,053
Sinopec Group Overseas Development Ltd.
1.009% due 04/10/2017	1,000	1,002
4.375% due 04/10/2024	2,500	2,633

Total China (Cost $4,495)		4,688

COLOMBIA 1.1%
CORPORATE BONDS & NOTES 1.1%
Ecopetrol S.A.
7.625% due 07/23/2019	$6,500	7,475

Total Colombia (Cost $7,631)		7,475

HONG KONG 0.7%
CORPORATE BONDS & NOTES 0.7%
CNOOC Nexen Finance ULC
1.625% due 04/30/2017	$5,000	4,979

Total Hong Kong (Cost $4,985)		4,979

INDIA 0.9%
CORPORATE BONDS & NOTES 0.9%
Bank of India
4.750% due 09/30/2015	$925	947
State Bank of India
4.500% due 07/27/2015	5,400	5,498

Total India (Cost $6,354)		6,445

INDONESIA 13.0%
SOVEREIGN ISSUES 13.0%
Indonesia Government International Bond
6.875% due 03/09/2017	$24,000	26,551
7.250% due 04/20/2015	8,000	8,166
7.500% due 01/15/2016	49,620	52,907
11.625% due 03/04/2019	3,500	4,642

Total Indonesia (Cost $91,383)		92,266

IRELAND 0.6%
CORPORATE BONDS & NOTES 0.6%
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017	$4,300	4,083
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	200	180

Total Ireland (Cost $4,567)		4,263

KAZAKHSTAN 1.3%
CORPORATE BONDS & NOTES 1.3%
KazMunayGas National Co. JSC
11.750% due 01/23/2015	$8,830	8,859

Total Kazakhstan (Cost $8,876)		8,859

LUXEMBOURG 1.9%
CORPORATE BONDS & NOTES 1.9%
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	$6,400	6,192
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017	300	267
7.750% due 05/29/2018	6,400	5,664
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017	700	656
5.400% due 03/24/2017	300	281

VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		500	423

Total Luxembourg (Cost $15,468)			13,483

MEXICO 4.9%
CORPORATE BONDS & NOTES 1.5%
Banco Inbursa S.A. Institucion de Banca Multiple
4.125% due 06/06/2024		$5,000	4,913
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,000	1,088
6.750% due 09/30/2022		2,000	2,205
Petroleos Mexicanos
5.750% due 03/01/2018		1,300	1,407
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	713

			10,326

SOVEREIGN ISSUES 3.4%
Mexico Government International Bond
4.000% due 11/15/2040 (b)		54,826	4,189
4.000% due 11/08/2046 (b)		131,530	10,225
5.000% due 06/15/2017		42,500	2,954
6.250% due 06/16/2016		97,200	6,851
8.500% due 12/13/2018		470	36

			24,255

Total Mexico (Cost $37,599)			34,581

NETHERLANDS 0.8%
CORPORATE BONDS & NOTES 0.8%
Kazakhstan Temir Zholy Finance BV
7.000% due 05/11/2016		$5,200	5,447

Total Netherlands (Cost $5,501)			5,447

PANAMA 0.4%
SOVEREIGN ISSUES 0.4%
Panama Government International Bond
7.250% due 03/15/2015		$2,475	2,512

Total Panama (Cost $2,505)			2,512

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	31

Total Poland (Cost $29)			31

QATAR 0.4%
SOVEREIGN ISSUES 0.4%
Qatar Government International Bond
4.000% due 01/20/2015		$200	201
6.550% due 04/09/2019		2,400	2,838

Total Qatar (Cost $2,862)			3,039

RUSSIA 3.2%
CORPORATE BONDS & NOTES 0.4%
ALROSA Finance S.A.
7.750% due 11/03/2020		$3,000	2,850

SOVEREIGN ISSUES 2.8%
Russia Government International Bond
7.500% due 03/31/2030		18,995	19,745

12.750% due 06/24/2028		100	144

			19,889

Total Russia (Cost $24,940)			22,739

SINGAPORE 0.0%
SOVEREIGN ISSUES 0.0%
Singapore Government Bond
2.500% due 06/01/2019	SGD	70	55

Total Singapore (Cost $50)			55

SOUTH KOREA 4.5%
CORPORATE BONDS & NOTES 2.2%
Industrial Bank of Korea
3.750% due 09/29/2016		$380	396
Korea Development Bank
3.875% due 05/04/2017		3,000	3,146
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		2,600	2,642
Korea Exchange Bank
4.875% due 01/14/2016		5,000	5,181
Korea Hydro & Nuclear Power Co. Ltd.
1.013% due 05/22/2017		2,500	2,500
Korea Western Power Co. Ltd.
3.125% due 05/10/2017		2,000	2,059

			15,924

SOVEREIGN ISSUES 2.3%
Korea Housing Finance Corp.
4.125% due 12/15/2015		12,100	12,437
Korea Land & Housing Corp.
1.875% due 08/02/2017		4,000	3,990

			16,427

Total South Korea (Cost $32,168)			32,351

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.4%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$2,857	3,118

Total United Arab Emirates (Cost $2,993)			3,118

UNITED STATES 2.3%
ASSET-BACKED SECURITIES 0.1%
GSAA Home Equity Trust
0.455% due 03/25/2037		$432	270
Morgan Stanley Mortgage Loan Trust
0.530% due 04/25/2037		387	201

			471

CORPORATE BONDS & NOTES 1.6%
Bank of America Corp.
6.875% due 04/25/2018		2,400	2,759
Bank of America N.A.
0.521% due 06/15/2016		900	894
Rio Oil Finance Trust
5.750% due 02/01/2018		900	1,009
6.250% due 07/06/2024		4,000	3,830
6.750% due 01/06/2027		3,000	2,880

			11,372

MORTGAGE-BACKED SECURITIES 0.6%
Banc of America Mortgage Trust
2.730% due 02/25/2036 ^		38	32
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 03/25/2035		1,877	1,901
Chase Mortgage Finance Trust
2.479% due 03/25/2037		77	72
Citigroup Mortgage Loan Trust, Inc.
2.622% due 03/25/2034		14	14
2.730% due 07/25/2046 ^		52	45

Countrywide Home Loan Mortgage Pass-Through Trust
0.350% due 12/25/2036	53	42
0.410% due 05/25/2037	216	147
2.538% due 09/25/2047 ^	34	30
4.853% due 08/19/2036 ^	21	19
5.024% due 10/20/2035	209	190
Merrill Lynch Alternative Note Asset Trust
0.470% due 03/25/2037	388	205
2.180% due 06/25/2036	21	20
2.336% due 01/20/2047 ^	32	28
2.688% due 06/25/2037 ^	313	232
2.797% due 04/25/2037 ^	72	61
5.692% due 04/15/2049	1,000	1,078
WaMu Mortgage Pass-Through Certificates Trust
1.822% due 01/25/2037 ^	65	56
1.941% due 04/25/2037	42	36
2.017% due 12/25/2036 ^	39	34
2.195% due 12/25/2036 ^	152	137
2.233% due 09/25/2036 ^	75	68
2.623% due 05/25/2037 ^	83	68

		4,515

Total United States (Cost $15,971)		16,358

VIRGIN ISLANDS (BRITISH) 6.3%
CORPORATE BONDS & NOTES 6.3%
CNPC General Capital Ltd.
1.133% due 05/14/2017	$10,000	10,022
1.450% due 04/16/2016	1,500	1,498
2.750% due 05/14/2019	3,000	2,982
3.400% due 04/16/2023	500	487
Gerdau Trade, Inc.
5.750% due 01/30/2021	1,700	1,735
GTL Trade Finance, Inc.
5.893% due 04/29/2024	9,861	9,540
Rosneft Finance S.A.
6.625% due 03/20/2017	11,710	10,949
7.500% due 07/18/2016	2,900	2,793
7.875% due 03/13/2018	5,000	4,634

Total Virgin Islands (British) (Cost $45,790)		44,640

SHORT-TERM INSTRUMENTS 4.9%
CERTIFICATES OF DEPOSIT 0.7%
Banco do Brasil S.A.	$2,000	2,000
1.211% due 06/29/2015
Itau Unibanco Holding S.A.
1.190% due 06/26/2015	3,000	3,000

		5,000

REPURCHASE AGREEMENTS (c) 0.1%		502

U.S. TREASURY BILLS 4.1%
0.056% due 01/08/2015 - 05/28/2015 (a)(e)(g)	29,045	29,040

Total Short-Term Instruments (Cost $34,541)		34,542

Total Investments in Securities (Cost $587,539)		553,107

	SHARES
INVESTMENTS IN AFFILIATES 21.0%
SHORT-TERM INSTRUMENTS 21.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.0%
PIMCO Short-Term Floating NAV Portfolio	3,633	36
PIMCO Short-Term Floating NAV Portfolio III	15,001,650	148,697

Total Short-Term Instruments (Cost $149,800)		148,733

Total Investments in Affiliates (Cost $149,800)		148,733

Total Investments 99.1% (Cost $737,339)		$701,840
Financial Derivative Instruments (d)(f) 0.0% (Cost or Premiums, net $4,308)		(214)
Other Assets and Liabilities, net 0.9%		6,681

Net Assets 100.0%		$708,307

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$ 502	Fannie Mae 2.120% due 11/07/2022	$(515)	$502	$502

Total Repurchase Agreements						$(515)	$502	$502

(1)	Includes accrued interest.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
10-Year Deliverable Interest Rate Swap March Futures	Short	03/2015	23	$(27)	$0	$(3)

Total Futures Contracts				$(27)	$0	$(3)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	06/19/2020		$38,000	$684	$697	$0	$(33)
Receive	3-Month USD-LIBOR	2.000%	06/19/2023		24,700	335	(67)	0	(25)
Pay	28-Day MXN-TIIE	4.120%	10/26/2015	MXN	250,000	75	(39)	3	0
Pay	28-Day MXN-TIIE	8.780%	08/03/2016		5,700	29	(8)	0	0
Pay	28-Day MXN-TIIE	5.600%	09/06/2016		675,000	1,253	(297)	18	0
Pay	28-Day MXN-TIIE	8.865%	09/12/2016		15,000	86	(20)	0	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017		930,000	1,644	(356)	71	0
Pay	28-Day MXN-TIIE	5.520%	09/07/2018		165,000	238	(37)	20	0
Pay	28-Day MXN-TIIE	5.240%	10/05/2018		85,000	60	17	10	0
Pay	28-Day MXN-TIIE	5.700%	01/18/2019		475,000	759	554	64	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		750,000	(207)	(318)	190	0
Pay	28-Day MXN-TIIE	5.840%	09/14/2021		400,000	188	361	107	0
Pay	28-Day MXN-TIIE	5.750%	09/02/2022		217,000	(89)	(58)	69	0
Pay	28-Day MXN-TIIE	6.800%	12/26/2023		1,000,000	4,232	(1,270)	387	0
Pay	28-Day MXN-TIIE	6.300%	04/26/2024		200,000	295	294	78	0
Pay	28-Day MXN-TIIE	5.980%	08/26/2024		650,000	(294)	(29)	256	0
Pay	28-Day MXN-TIIE	6.710%	09/20/2029		350,000	416	236	175	0
Pay	28-Day MXN-TIIE	6.590%	12/05/2029		200,000	12	12	100	0
Pay	28-Day MXN-TIIE	6.700%	12/07/2029		340,000	290	290	171	0

						$10,006	$(38)	$1,719	$(58)

Total Swap Agreements						$10,006	$(38)	$1,719	$(58)

(e)	Securities with an aggregate market value of $13,318 and cash of $3,626 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	BRL	4,022		$1,514	$1	$0
	01/2015	ILS	37,837		10,000	299	0
	01/2015		$1,500	BRL	4,022	13	0
	02/2015	INR	565,752		$8,800	0	(65)
	02/2015	MXN	48,589		3,300	13	0
	02/2015		$5,500	INR	346,607	0	(63)
	02/2015		166	MXN	2,319	0	(9)
	04/2016	BRL	40,353		$14,942	1,509	0
	01/2017		6,766		2,136	20	0
BPS	01/2015		67,350		25,922	586	0
	01/2015	ILS	148,889		38,405	234	0
	01/2015		$25,356	BRL	67,350	0	(19)
	02/2015		32,093	MXN	444,645	38	(2,050)
	04/2016	BRL	991		$364	34	0
	01/2017		29,000		10,538	1,471	0
	07/2017		73,900		25,370	3,145	0
BRC	01/2015		$246	PLN	816	0	(15)
	02/2015		40,553	BRL	104,900	0	(1,398)
	02/2015		8,321	MXN	113,461	0	(645)
CBK	02/2015		8,948	EUR	7,177	0	(260)
	02/2015		1,083	MXN	14,836	0	(79)
DUB	02/2015	MXN	253,302		$17,300	164	0
	02/2015		$7,500	INR	479,625	15	0
FBF	01/2015	BRL	52,265		$19,677	15	0
	01/2015		$20,195	BRL	52,265	0	(533)
	02/2015	BRL	5,067		$1,988	97	0
	07/2015		52,265		19,148	450	0
	04/2016		80,820		30,000	3,096	0
GLM	02/2015	EUR	7,696		9,537	220	0
	02/2015	MXN	170,934		12,575	1,011	0
	02/2015		$647	EUR	519	0	(19)
	02/2015		5,700	MXN	80,552	0	(250)
HUS	02/2015		16,563	BRL	42,574	0	(672)
JPM	01/2015	BRL	15,084		$5,679	4	0
	01/2015		$5,861	BRL	15,084	0	(187)
	02/2015	MXN	62,947		$4,372	113	0
	02/2015		$1,118	HKD	8,666	0	0
	02/2015		30,700	INR	1,941,525	103	(381)
	02/2015		6,481	MXN	90,415	0	(364)
	03/2015	ILS	39,097		$10,000	0	(26)
	07/2015	BRL	15,084		5,550	153	0
MSB	01/2015		5,476		2,061	1	0
	01/2015		$2,062	BRL	5,476	0	(2)
	02/2015	MXN	112,321		$7,944	345	0
	02/2015		$2,043	BRL	5,476	1	0
	07/2015	BRL	20,800		$8,046	605	0
	01/2017		123,863		45,000	6,274	0
	01/2017		$2,134	BRL	6,766	0	(19)
RBC	01/2015	BRL	5,476		$2,050	0	(10)
	01/2015		$2,000	BRL	5,476	60	0
	02/2015	MXN	112,321		$7,942	343	0
	02/2015		$1,491	BRL	4,022	10	0
UAG	01/2015	ILS	44,238		$11,500	159	0
	02/2015	BRL	63,619		24,130	383	0
	02/2015		$5,000	INR	312,445	0	(104)
	02/2015		376	MYR	1,236	0	(25)

Total Forward Foreign Currency Contracts						$20,985	$(7,195)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC USD versus MXN	MXN	14.480	02/20/2015	$ 20,000	$(189)	$(547)

Total Written Options						$(189)	$(547)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)	Premiums Paid	Unrealized Appreciation	Asset	Liability
BRC	Venezuela Government International Bond	(5.000%)	06/20/2015	53.467%	$1,000	$130	$63	$193	$0
GST	Venezuela Government International Bond	(5.000%)	06/20/2015	53.467%	1,000	132	61	193	0

						$262	$124	$386	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	China Government International Bond	1.000%	12/20/2018	0.622%	$25,000	$422	$(49)	$373	$0
	China Government International Bond	1.000%	03/20/2019	0.660%	10,000	46	97	143	0
	Colombia Government International Bond	1.000%	03/20/2016	0.614%	100	0	0	0	0
	Colombia Government International Bond	1.000%	06/20/2019	1.250%	20,000	(49)	(158)	0	(207)
	Mexico Government International Bond	1.000%	03/20/2020	1.035%	50,000	99	(170)	0	(71)
	Russia Government International Bond	1.000%	03/20/2016	5.107%	10,000	0	(482)	0	(482)
BPS	Petroleos Mexicanos	1.000%	03/20/2019	1.546%	5,000	(97)	(11)	0	(108)
	Venezuela Government International Bond	5.000%	03/20/2015	53.460%	1,000	(11)	(86)	0	(97)
BRC	Brazil Government International Bond	1.000%	03/20/2020	2.004%	10,000	(412)	(70)	0	(482)
	Brazil Government International Bond	1.000%	06/20/2021	2.211%	10,000	(483)	(214)	0	(697)
	China Government International Bond	1.000%	12/20/2018	0.622%	10,300	111	43	154	0
	Indonesia Government International Bond	2.320%	12/20/2016	0.595%	2,600	0	90	90	0
	Mexico Government International Bond	1.000%	03/20/2020	1.035%	24,500	68	(103)	0	(35)
	Petroleos Mexicanos	1.000%	03/20/2019	1.546%	5,000	(127)	19	0	(108)
	Russia Government International Bond	1.000%	03/20/2016	5.107%	10,000	(101)	(381)	0	(482)
	Russia Government International Bond	1.000%	03/20/2019	4.827%	25,000	(1,534)	(1,937)	0	(3,471)
	Venezuela Government International Bond	5.000%	06/20/2019	42.744%	5,000	(878)	(1,885)	0	(2,763)
CBK	Brazil Government International Bond	1.000%	06/20/2021	2.211%	10,000	(456)	(242)	0	(698)
	China Government International Bond	1.000%	12/20/2016	0.310%	6,000	(248)	332	84	0
	China Government International Bond	1.000%	09/20/2021	1.111%	5,000	(121)	88	0	(33)
	Gazprom OAO Via Gaz Capital S.A.	1.000%	12/20/2015	7.210%	20,000	(140)	(1,016)	0	(1,156)
DUB	Brazil Government International Bond	1.000%	03/20/2016	0.995%	100	0	0	0	0
	China Government International Bond	1.000%	12/20/2018	0.622%	5,000	34	41	75	0
	China Government International Bond	1.000%	09/20/2021	1.111%	4,000	(201)	175	0	(26)
	Colombia Government International Bond	1.000%	03/20/2016	0.614%	300	2	0	2	0
	Colombia Government International Bond	1.000%	06/20/2019	1.250%	10,000	5	(109)	0	(104)
FBF	Gazprom SNR	1.580%	06/20/2016	7.183%	5,000	0	(385)	0	(385)
GST	Brazil Government International Bond	1.000%	03/20/2016	0.995%	100	0	0	0	0
	Brazil Government International Bond	1.000%	03/20/2017	1.242%	10,000	(131)	81	0	(50)
	Colombia Government International Bond	1.000%	12/20/2018	1.147%	5,000	42	(69)	0	(27)
	Gazprom SNR	1.000%	03/20/2015	7.206%	42,500	(2,276)	1,717	0	(559)
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%	1,000	(111)	(32)	0	(143)
HUS	Colombia Government International Bond	1.000%	03/20/2016	0.614%	100	1	0	1	0
	Russia Government International Bond	1.000%	06/20/2024	4.603%	10,000	(1,062)	(1,338)	0	(2,400)
JPM	Mexico Government International Bond	1.000%	12/20/2015	0.412%	15,000	88	3	91	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%	5,000	31	1	32	0
	Panama Government International Bond	1.000%	12/20/2018	0.897%	5,000	(36)	58	22	0
	Petroleos Mexicanos	1.000%	03/20/2020	1.731%	10,000	(324)	(28)	0	(352)
MYC	Brazil Government International Bond	1.000%	09/20/2015	0.789%	1,500	(9)	11	2	0
	Gazprom SNR	1.390%	05/20/2016	7.194%	1,700	0	(126)	0	(126)
	Mexico Government International Bond	1.000%	03/20/2024	1.490%	11,000	(342)	(87)	0	(429)

						$(8,200)	$(6,222)	$1,069	$(15,491)

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BRC	CDX.EM-13 5-Year Index	5.000%	06/20/2015	$1,128	$140	$(144)	$0	$(4)
	CDX.EM-15 5-Year Index	5.000%	06/20/2016	4,700	162	(161)	1	0
DUB	CDX.EM-13 5-Year Index	5.000%	06/20/2015	23,500	2,961	(3,043)	0	(82)
FBF	CDX.EM-13 5-Year Index	5.000%	06/20/2015	11,938	1,486	(1,528)	0	(42)
GST	CDX.EM-13 5-Year Index	5.000%	06/20/2015	1,222	153	(157)	0	(4)
HUS	CDX.EM-13 5-Year Index	5.000%	06/20/2015	53,110	6,689	(6,874)	0	(185)

					$11,591	$(11,907)	$1	$(317)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	24,000	$21	$(48)	$0	$(27)
	Pay	1-Year BRL-CDI	8.940%	01/02/2017		4,000	2	(105)	0	(103)
BPS	Pay	1-Year BRL-CDI	11.320%	01/04/2016		28,000	(23)	(8)	0	(31)
	Pay	1-Year BRL-CDI	11.470%	01/02/2017		700,000	606	(2,657)	0	(2,051)
	Pay	1-Year BRL-CDI	12.360%	01/02/2018		150,000	63	(290)	0	(227)
CBK	Pay	28-Day MXN-TIIE	8.770%	08/03/2016	MXN	5,700	0	29	29	0
	Pay	28-Day MXN-TIIE	8.720%	09/05/2016		3,000	7	9	16	0
	Pay	28-Day MXN-TIIE	8.900%	09/22/2016		52,250	0	299	299	0
DUB	Pay	1-Year BRL-CDI	12.055%	01/04/2021	BRL	16,250	(25)	51	26	0
	Pay	28-Day MXN-TIIE	5.520%	09/07/2018	MXN	50,000	49	23	72	0
	Pay	28-Day MXN-TIIE	5.240%	10/05/2018		85,000	71	(13)	58	0
FBF	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	14,300	(18)	(24)	0	(42)
GLM	Pay	1-Year BRL-CDI	11.320%	01/04/2016		50,000	1	(57)	0	(56)
	Pay	28-Day MXN-TIIE	8.865%	09/12/2016	MXN	30,000	0	172	172	0
	Pay	28-Day MXN-TIIE	5.750%	06/11/2018		95,000	(56)	243	187	0
	Pay	28-Day MXN-TIIE	6.240%	02/01/2021		50,000	31	85	116	0
HUS	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	56,100	(5)	(58)	0	(63)
	Pay	28-Day MXN-TIIE	7.580%	04/05/2034	MXN	75,000	50	421	471	0
JPM	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	45,000	24	(74)	0	(50)
	Pay	28-Day MXN-TIIE	8.850%	09/21/2016	MXN	80,000	0	454	454	0
MYC	Pay	1-Year BRL-CDI	12.560%	01/04/2021	BRL	25,000	208	4	212	0
	Pay	28-Day MXN-TIIE	9.920%	08/12/2015	MXN	38,000	0	103	103	0
	Pay	28-Day MXN-TIIE	5.520%	09/07/2018		41,700	22	37	59	0
	Pay	28-Day MXN-TIIE	5.530%	09/11/2018		175,000	176	74	250	0
	Pay	28-Day MXN-TIIE	6.750%	06/05/2023		90,000	(120)	472	352	0
UAG	Pay	1-Year BRL-CDI	11.320%	01/04/2016	BRL	21,000	2	(25)	0	(23)
	Pay	1-Year BRL-CDI	8.900%	01/02/2017		8,000	5	(213)	0	(208)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		275,000	(247)	(629)	0	(876)
	Pay	1-Year BRL-CDI	12.050%	01/04/2021		500,000	0	118	118	0

							$844	$(1,607)	$2,994	$(3,757)

Total Swap Agreements							$4,497	$(19,612)	$4,450	$(19,565)

(g)	Securities with an aggregate market value of $15,061 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bermuda
Corporate Bonds & Notes	$0	$6,727	$0	$6,727
Brazil
Corporate Bonds & Notes	0	78,837	0	78,837
Sovereign Issues	0	112,521	0	112,521
Cayman Islands
Corporate Bonds & Notes	0	12,950	0	12,950
Chile
Corporate Bonds & Notes	0	201	0	201
China
Corporate Bonds & Notes	0	4,688	0	4,688
Colombia
Corporate Bonds & Notes	0	7,475	0	7,475
Hong Kong
Corporate Bonds & Notes	0	4,979	0	4,979
India
Corporate Bonds & Notes	0	6,445	0	6,445
Indonesia
Sovereign Issues	0	92,266	0	92,266
Ireland
Corporate Bonds & Notes	0	4,263	0	4,263
Kazakhstan
Corporate Bonds & Notes	0	8,859	0	8,859
Luxembourg
Corporate Bonds & Notes	0	13,483	0	13,483
Mexico
Corporate Bonds & Notes	0	10,326	0	10,326
Sovereign Issues	0	24,255	0	24,255
Netherlands
Corporate Bonds & Notes	0	5,447	0	5,447
Panama
Sovereign Issues	0	2,512	0	2,512
Poland
Sovereign Issues	0	31	0	31
Qatar
Sovereign Issues	0	3,039	0	3,039
Russia
Corporate Bonds & Notes	0	2,850	0	2,850
Sovereign Issues	0	19,889	0	19,889
Singapore
Sovereign Issues	0	55	0	55
South Korea
Corporate Bonds & Notes	0	15,924	0	15,924
Sovereign Issues	0	16,427	0	16,427
United Arab Emirates
Corporate Bonds & Notes	0	3,118	0	3,118
United States
Asset-Backed Securities	0	471	0	471
Corporate Bonds & Notes	0	11,372	0	11,372
Mortgage-Backed Securities	0	4,515	0	4,515
Virgin Islands (British)
Corporate Bonds & Notes	0	44,640	0	44,640
Short-Term Instruments
Certificates of Deposit	0	5,000	0	5,000
Repurchase Agreements	0	502	0	502
U.S. Treasury Bills	0	29,040	0	29,040
	$0	$553,107	$0	$553,107

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$148,733	$0	$0	$148,733

Total Investments	$148,733	$553,107	$0	$701,840

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,719	0	1,719
Over the counter	0	25,435	0	25,435
	$0	$27,154	$0	$27,154

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(58)	0	(61)
Over the counter	0	(27,307)	0	(27,307)
	$(3)	$(27,365)	$0	$(27,368)

Totals	$148,730	$552,896	$0	$701,626

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO FX Strategy Portfolio

December 31, 2014 (Unaudited)

		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 46.2%
SHORT-TERM INSTRUMENTS 46.2%
REPURCHASE AGREEMENTS (a) 40.4%		$3,997

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 3.0%
Federal Home Loan Bank
0.035% due 01/14/2015	$100	100
0.051% due 02/12/2015	200	200

		300

U.S. TREASURY BILLS 2.8%
0.066% due 05/21/2015 (c)	271	271

Total Short-Term Instruments (Cost $4,568)		4,568

Total Investments in Securities (Cost $4,568)		4,568

	SHARES
INVESTMENTS IN AFFILIATES 55.6%
SHORT-TERM INSTRUMENTS 55.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 55.6%
PIMCO Short-Term Floating NAV Portfolio	222	2
PIMCO Short-Term Floating NAV Portfolio III	554,943	5,501

Total Short-Term Instruments (Cost $5,544)		5,503

Total Investments in Affiliates (Cost $5,544)		5,503

Total Investments 101.8% (Cost $10,112)		$10,071
Financial Derivative Instruments (b) (1.8%) (Cost or Premiums, net $2)		(174)
Other Assets and Liabilities, net 0.0%		0

Net Assets 100.0%		$9,897

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.130%	12/31/2014	01/02/2015	$1,100	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(1,127)	$1,100	$1,100
DEU	0.100%	12/31/2014	01/02/2015	1,600	U.S. Treasury Bonds 3.125% due 02/15/2043	(1,633)	1,600	1,600
JPS	0.140%	12/31/2014	01/02/2015	1,100	U.S. Treasury Notes 0.750% due 01/15/2017	(1,126)	1,100	1,100
SSB	0.000%	12/31/2014	01/02/2015	197	Fannie Mae 2.260% due 10/17/2022	(204)	197	197

Total Repurchase Agreements						$(4,090)	$3,997	$3,997

(1)	Includes accrued interest.

(b)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	EUR	3,400		$4,232	$117	$0
	01/2015	GBP	2,700		4,242	35	0
	01/2015		$600	INR	37,293	0	(11)
	01/2015		2,411	NZD	3,100	5	0
BPS	01/2015		1,201	MXN	16,973	0	(51)
GLM	01/2015	JPY	359,018		$3,004	6	0
	01/2015		$2,430	AUD	2,900	0	(63)
	01/2015		1,200	CAD	1,366	0	(25)
	01/2015		3,002	NOK	21,145	0	(166)
JPM	01/2015		1,181	BRL	3,077	0	(26)

Total Forward Foreign Currency Contracts						$163	$(342)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Put - OTC AUD versus USD		$0.680	02/27/2015	AUD	2,800	$0	$1
	Put - OTC NZD versus USD		0.620	02/27/2015	NZD	2,400	0	0
	Call - OTC USD versus CAD	CAD	1.310	02/27/2015		$1,200	0	0
CBK	Call - OTC GBP versus USD		$1.720	03/05/2015	GBP	1,000	0	0
	Put - OTC NZD versus USD		0.570	03/05/2015	NZD	1,000	0	0
	Put - OTC USD versus JPY	JPY	95.500	03/05/2015		$1,000	0	0
	Call - OTC USD versus NOK	NOK	8.500	02/24/2015		2,600	0	4
DUB	Call - OTC EUR versus USD		$1.525	02/19/2015	EUR	2,300	1	0
	Put - OTC USD versus JPY	JPY	80.000	02/25/2015		$2,200	0	0
MSB	Call - OTC EUR versus USD		$1.430	02/26/2015	EUR	1,600	0	0
	Call - OTC GBP versus USD		1.800	02/23/2015	GBP	1,800	1	0

							$2	$5

Total Purchased Options							$2	$5

(c)	Securities with an aggregate market value of $271 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$3,997	$0	$3,997
Short-Term Notes	0	300	0	300
U.S. Treasury Bills	0	271	0	271
	$0	$4,568	$0	$4,568

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,503	$0	$0	$5,503

Total Investments	$5,503	$4,568	$0	$10,071

Financial Derivative Instruments - Assets
Over the counter	$0	$168	$0	$168

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(342)	$0	$(342)

Totals	$5,503	$4,394	$0	$9,897

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 149.4%
BANK LOAN OBLIGATIONS 19.8%
Albertson’s Holdings LLC
4.000% due 08/25/2019		$2,250	$2,243
4.500% due 08/25/2021		750	751
Ancestry.com, Inc.
4.000% due 05/15/2018		612	609
4.500% due 12/28/2018		2,836	2,829
Arch Coal, Inc.
6.250% due 05/16/2018		1,853	1,541
Chrysler Group LLC
3.250% due 12/31/2018		844	838
Community Health Systems, Inc.
4.250% due 01/27/2021		495	495
Dell, Inc.
4.500% due 04/29/2020		1,598	1,596
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		56,410	56,498
Grifols Worldwide Operations USA, Inc.
3.169% due 02/27/2021		2,928	2,893
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021		846	834
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016		564	567
Valeant Pharmaceuticals International, Inc.
3.500% due 08/05/2020		3,115	3,092

Total Bank Loan Obligations (Cost $75,142)			74,786

CORPORATE BONDS & NOTES 115.7%
BANKING & FINANCE 44.3%
AGFC Capital Trust
6.000% due 01/15/2067 (f)		6,500	4,842
Ally Financial, Inc.
7.500% due 09/15/2020		1,557	1,829
8.000% due 03/15/2020		482	570
Arrow Global Finance PLC
7.875% due 03/01/2020	GBP	400	642
Banco Pan S.A.
5.500% due 08/04/2015		$1,250	1,257
Barclays PLC
6.500% due 09/15/2019 (d)	EUR	3,000	3,561
BES Investimento do Brasil S.A. Banco de Investimento
5.625% due 03/25/2015		$250	249
Blackstone CQP Holdco LP
9.296% due 03/18/2019		32,725	32,708
Boats Investments Netherlands BV (11.000% Cash or 11.000% PIK)
11.000% due 03/31/2017 (a)	EUR	6,768	2,359
Cabot Financial Luxembourg S.A.
6.500% due 04/01/2021	GBP	600	881
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		$300	311
CIT Group, Inc.
4.250% due 08/15/2017 (f)		1,425	1,457
5.000% due 05/15/2017 (f)		4,350	4,524
5.000% due 08/15/2022 (f)		4,925	5,079
5.250% due 03/15/2018		100	105
Credit Agricole S.A.
7.875% due 01/23/2024 (d)(f)		2,000	2,041
Credit Suisse Group AG
7.500% due 12/11/2023 (d)		1,400	1,459
Denali Borrower LLC
5.625% due 10/15/2020 (f)		10,750	11,212
DuPont Fabros Technology LP
5.875% due 09/15/2021		1,200	1,228
E*TRADE Financial Corp.
6.375% due 11/15/2019		500	533
EDC Finance Ltd.
4.875% due 04/17/2020 (f)		6,100	4,011
Exeter Finance Corp.
9.750% due 05/20/2019		7,500	7,500
Fidelity & Guaranty Life Holdings, Inc.
6.375% due 04/01/2021		1,175	1,240
Heta Asset Resolution AG
0.149% due 03/20/2015 (f)	EUR	12,400	13,133
2.750% due 08/12/2015	CHF	1,500	1,197

Hockey Merger Sub, Inc.
7.875% due 10/01/2021 (f)		$750	748
International Lease Finance Corp.
3.875% due 04/15/2018 (f)		1,000	1,002
5.750% due 05/15/2016 (f)		1,250	1,299
iStar Financial, Inc.
4.000% due 11/01/2017		50	49
Jefferies Finance LLC
7.500% due 04/15/2021		1,975	1,844
Jefferies LoanCore LLC
6.875% due 06/01/2020		200	184
Nationstar Mortgage LLC
6.500% due 08/01/2018		1,125	1,077
6.500% due 06/01/2022		1,925	1,766
9.625% due 05/01/2019 (f)		8,425	8,952
Navient Corp.
5.500% due 01/25/2023		175	168
5.625% due 08/01/2033		2,500	1,894
8.450% due 06/15/2018 (f)		3,600	4,023
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018 (f)		2,325	2,453
Provident Funding Associates LP
6.750% due 06/15/2021 (f)		1,285	1,253
10.125% due 02/15/2019 (f)		7,975	8,414
Sberbank of Russia Via SB Capital S.A.
5.500% due 02/26/2024		4,000	2,957
Sophia Holding Finance LP (9.625% Cash or 9.625% PIK)
9.625% due 12/01/2018 (a)(f)		1,500	1,513
Springleaf Finance Corp.
5.400% due 12/01/2015		2,044	2,100
6.900% due 12/15/2017		200	214
Stearns Holdings, Inc.
9.375% due 08/15/2020 (f)		3,285	3,301
Towergate Finance PLC
8.500% due 02/15/2018 (f)	GBP	5,000	6,979
Virgin Media Secured Finance PLC
5.500% due 01/15/2021 (f)		6,620	11,079

			167,197

INDUSTRIALS 59.0%
Afren PLC
10.250% due 04/08/2019		$1,575	1,047
Aguila S.A.
7.875% due 01/31/2018 (f)		1,950	1,891
Air Canada Pass-Through Trust
5.375% due 11/15/2022		185	187
Alere, Inc.
6.500% due 06/15/2020		500	506
Alibaba Group Holding Ltd.
3.600% due 11/28/2024		1,500	1,491
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,500	1,539
Altice S.A.
7.250% due 05/15/2022	EUR	1,500	1,845
7.750% due 05/15/2022 (f)		$1,775	1,783
American Airlines Pass-Through Trust
7.000% due 07/31/2019		1,188	1,271
Ancestry.com, Inc.
11.000% due 12/15/2020 (f)		4,000	4,525
Ancestry.com, Inc. (9.625% Cash or 10.375% PIK)
9.625% due 10/15/2018 (a)(f)		1,250	1,231
Atwood Oceanics, Inc.
6.500% due 02/01/2020		1,375	1,265
Basic Energy Services, Inc.
7.750% due 02/15/2019		450	351
BlueLine Rental Finance Corp.
7.000% due 02/01/2019		650	668
Brakes Capital
7.125% due 12/15/2018	GBP	700	1,086
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017 (f)		$7,350	3,160
6.500% due 11/01/2017		3,500	1,505
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 (f)		5,000	3,825
9.000% due 02/15/2020		2,000	1,528
11.250% due 06/01/2017		3,000	2,318
California Resources Corp.
5.000% due 01/15/2020		1,775	1,549
5.500% due 09/15/2021 (f)		2,625	2,257
6.000% due 11/15/2024 (f)		1,475	1,254
Capsugel S.A. (7.000% Cash or 7.750% PIK)
7.000% due 05/15/2019 (a)(f)		1,250	1,265
CCOH Safari LLC
5.750% due 12/01/2024 (f)		5,675	5,753

Cemex S.A.B. de C.V.
9.500% due 06/15/2018 (f)		1,500	1,642
Centene Corp.
4.750% due 05/15/2022 (f)		1,450	1,455
Chesapeake Energy Corp.
3.481% due 04/15/2019		675	663
Chrysler Group LLC
8.000% due 06/15/2019		1,625	1,716
CHS
6.875% due 02/01/2022		750	798
CITGO Petroleum Corp.
6.250% due 08/15/2022 (f)		1,300	1,329
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		450	460
Coeur Mining, Inc.
7.875% due 02/01/2021 (f)		1,400	1,110
Columbus International, Inc.
7.375% due 03/30/2021 (f)		2,000	2,087
Community Health Systems, Inc.
8.000% due 11/15/2019 (f)		3,000	3,210
CONSOL Energy, Inc.
5.875% due 04/15/2022		750	701
Constellation Brands, Inc.
6.000% due 05/01/2022 (f)		875	971
ConvaTec Finance International S.A. (8.250% Cash or 9.000% PIK)
8.250% due 01/15/2019 (a)(f)		4,000	4,062
CSC Holdings LLC
6.750% due 11/15/2021		150	166
7.875% due 02/15/2018		150	169
CVR Refining LLC
6.500% due 11/01/2022 (f)		600	573
Dell, Inc.
5.400% due 09/10/2040		1,050	929
6.500% due 04/15/2038 (f)		2,650	2,676
7.100% due 04/15/2028		500	533
Denbury Resources, Inc.
4.625% due 07/15/2023		800	698
5.500% due 05/01/2022		800	736
Dex Media, Inc. (12.000% Cash or 14.000% PIK)
12.000% due 01/29/2017 (a)		23	10
Digicel Ltd.
8.250% due 09/01/2017 (f)		2,000	2,035
DISH DBS Corp.
5.000% due 03/15/2023 (f)		1,250	1,213
5.875% due 11/15/2024		1,650	1,662
6.750% due 06/01/2021 (f)		700	754
Dometic Group AB (9.500% Cash or 10.250% PIK)
9.500% due 06/26/2019 (a)	EUR	3,000	3,503
Dynegy, Inc.
5.875% due 06/01/2023		$1,950	1,862
Eldorado Resorts LLC
8.625% due 06/15/2019		1,000	1,055
Endo Finance LLC
5.750% due 01/15/2022 (f)		1,125	1,128
Era Group, Inc.
7.750% due 12/15/2022		1,000	1,035
FGI Operating Co. LLC
7.875% due 05/01/2020 (f)		6,025	5,453
Fly Leasing Ltd.
6.750% due 12/15/2020		2,000	2,025
Global Geophysical Services, Inc.
10.500% due 05/01/2017 ^		4,500	34
Graphic Packaging International, Inc.
4.875% due 11/15/2022 (f)		475	479
Great Canadian Gaming Corp.
6.625% due 07/25/2022	CAD	1,000	907
Hartford HealthCare Corp.
5.746% due 04/01/2044 (f)		$1,000	1,188
Harvest Operations Corp.
6.875% due 10/01/2017		1,500	1,453
HCA Holdings, Inc.
6.250% due 02/15/2021		800	854
HCA, Inc.
4.250% due 10/15/2019 (f)		2,975	3,023
5.250% due 04/15/2025		1,925	2,014
6.500% due 02/15/2020 (f)		2,875	3,229
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	3,000	2,980
5.014% due 12/27/2017		200	198
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		$400	394
Huntsman International LLC
5.125% due 04/15/2021	EUR	1,000	1,259
iHeartCommunications, Inc.
9.000% due 09/15/2022 (f)		$5,000	4,912
10.000% due 01/15/2018		1,400	1,215

Ineos Finance PLC
8.375% due 02/15/2019 (f)		1,375	1,466
INEOS Group Holdings S.A.
5.750% due 02/15/2019 (f)	EUR	3,000	3,503
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$1,250	1,216
Jaguar Land Rover Automotive PLC
8.125% due 05/15/2021		250	275
Kinetic Concepts, Inc.
12.500% due 11/01/2019 (f)		1,650	1,831
KLX, Inc.
5.875% due 12/01/2022		1,500	1,519
Laba Royalty Sub LLC
9.000% due 05/15/2029		5,228	5,222
Laredo Petroleum, Inc.
9.500% due 02/15/2019 (f)		3,000	3,000
Lightstream Resources Ltd.
8.625% due 02/01/2020		675	476
Mallinckrodt International Finance S.A.
5.750% due 08/01/2022		1,000	1,029
MGM Resorts International
6.625% due 12/15/2021 (f)		1,000	1,055
7.625% due 01/15/2017		2,000	2,160
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		1,000	1,040
MPH Acquisition Holdings LLC
6.625% due 04/01/2022 (f)		1,000	1,025
Murphy Oil USA, Inc.
6.000% due 08/15/2023		625	656
NCSG Crane & Heavy Haul Services
9.500% due 08/15/2019 (f)		5,100	4,386
New Gold, Inc.
6.250% due 11/15/2022		800	788
Novasep Holding S.A.S.
8.000% due 12/15/2016 (f)		9,499	9,001
Numericable SFR
6.000% due 05/15/2022 (f)		2,750	2,769
6.250% due 05/15/2024		675	681
OGX Austria GmbH
8.500% due 06/01/2018 ^		1,600	10
Packaging Dynamics Corp.
8.750% due 02/01/2016		500	503
Perstorp Holding AB
8.750% due 05/15/2017		750	739
Petroleos de Venezuela S.A.
5.375% due 04/12/2027		1,500	533
5.500% due 04/12/2037		1,500	524
PHH Corp.
6.375% due 08/15/2021 (f)		6,654	6,130
7.375% due 09/01/2019 (f)		3,550	3,577
Pinnacol Assurance
8.625% due 06/25/2034 (e)		5,000	5,298
Pittsburgh Glass Works LLC
8.000% due 11/15/2018		540	572
Premier Foods Finance PLC
6.500% due 03/15/2021	GBP	300	404
Quality Distribution LLC
9.875% due 11/01/2018 (f)		$1,700	1,781
Regal Entertainment Group
5.750% due 03/15/2022 (f)		200	192
Regency Energy Partners LP
5.000% due 10/01/2022		900	855
5.750% due 09/01/2020 (f)		900	907
Rex Energy Corp.
8.875% due 12/01/2020 (f)		1,000	900
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		1,000	1,030
7.125% due 04/15/2019 (f)		775	803
7.875% due 08/15/2019 (f)		1,200	1,267
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		434	462
Rockies Express Pipeline LLC
3.900% due 04/15/2015		500	499
6.875% due 04/15/2040		700	751
Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		175	173
Sanchez Energy Corp.
7.750% due 06/15/2021		2,750	2,571
Sappi Papier Holding GmbH
7.750% due 07/15/2017		1,100	1,183
Schaeffler Finance BV
4.750% due 05/15/2021		500	503
Sealed Air Corp.
6.500% due 12/01/2020		300	330
6.875% due 07/15/2033		500	514

Sensata Technologies BV
5.625% due 11/01/2024		750	780
Spirit AeroSystems, Inc.
5.250% due 03/15/2022		300	307
T-Mobile USA, Inc.
6.464% due 04/28/2019 (f)		1,950	2,033
6.542% due 04/28/2020 (f)		2,300	2,383
Teine Energy Ltd.
6.875% due 09/30/2022		800	624
Tenet Healthcare Corp.
4.750% due 06/01/2020 (f)		2,000	2,040
5.000% due 03/01/2019 (f)		1,000	1,004
Throwdown Industries, Inc.
14.000% due 06/12/2017 (e)		2,538	2,517
TransUnion Holding Co., Inc. (8.125% Cash or 8.875% PIK)
8.125% due 06/15/2018 (a)(f)		600	617
TransUnion Holding Co., Inc. (9.625% Cash or 10.375% PIK)
9.625% due 06/15/2018 (a)		525	538
Tutor Perini Corp.
7.625% due 11/01/2018		1,000	1,040
U.S. Foods, Inc.
8.500% due 06/30/2019 (f)		5,000	5,305
Unit Corp.
6.625% due 05/15/2021		400	360
Unitymedia Hessen GmbH & Co. KG
5.500% due 09/15/2022	EUR	1,000	1,296
UPCB Finance Ltd.
6.875% due 01/15/2022 (f)		$1,500	1,639
Videotron Ltd.
5.375% due 06/15/2024		875	895
Virgin Australia Trust
6.000% due 04/23/2022		65	67
Wave Holdco LLC (8.250% Cash or 9.000% PIK)
8.250% due 07/15/2019 (a)		500	505
Whiting Petroleum Corp.
5.000% due 03/15/2019 (f)		1,500	1,410
5.750% due 03/15/2021 (f)		1,250	1,163
Windstream Corp.
7.750% due 10/15/2020		700	723
Wise Metals Group LLC
8.750% due 12/15/2018		1,000	1,055
WR Grace & Co-Conn
5.625% due 10/01/2024		300	314

			222,382

UTILITIES 12.4%
AES Corp.
3.234% due 06/01/2019 (f)		1,975	1,931
Covanta Holding Corp.
5.875% due 03/01/2024		300	307
Gazprom OAO Via Gaz Capital S.A.
4.300% due 11/12/2015		500	488
4.950% due 02/06/2028		900	689
MarkWest Energy Partners LP
4.500% due 07/15/2023		1,000	967
Midwest Generation LLC
8.560% due 01/02/2016		294	297
NGPL PipeCo LLC
7.119% due 12/15/2017		1,892	1,868
NSG Holdings LLC
7.750% due 12/15/2025 (f)		4,271	4,570
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		638	599
Parsley Energy LLC
7.500% due 02/15/2022 (f)		1,000	953
Petrobras Global Finance BV
5.625% due 05/20/2043		1,000	820
Red Oak Power LLC
9.200% due 11/30/2029		950	1,045
RJS Power Holdings LLC
5.125% due 07/15/2019 (f)		1,500	1,489
Sprint Capital Corp.
6.900% due 05/01/2019		650	666
8.750% due 03/15/2032 (f)		1,350	1,313
Sprint Corp.
7.125% due 06/15/2024 (f)		10,125	9,467
7.875% due 09/15/2023 (f)		12,350	12,254
Targa Resources Partners LP
4.125% due 11/15/2019		525	508
Tenaska Alabama Partners LP
7.000% due 06/30/2021 (f)		4,131	4,389
Virgin Media Finance PLC
5.250% due 02/15/2022 (f)		2,100	1,990

		46,610

Total Corporate Bonds & Notes (Cost $455,720)		436,189

MUNICIPAL BONDS & NOTES 1.4%
CALIFORNIA 0.3%
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,000	1,124

NEW YORK 0.0%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	100	94

WEST VIRGINIA 1.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	4,625	3,980

Total Municipal Bonds & Notes (Cost $4,721)		5,198

MORTGAGE-BACKED SECURITIES 2.6%
Adjustable Rate Mortgage Trust
2.471% due 10/25/2035	207	183
American Home Mortgage Assets Trust
0.400% due 09/25/2046 ^	28	0
1.033% due 11/25/2046	855	474
6.250% due 06/25/2037	344	235
Banc of America Alternative Loan Trust
0.570% due 05/25/2035 ^	79	62
Banc of America Funding Trust
2.634% due 03/20/2036 ^	283	246
Bear Stearns ALT-A Trust
2.308% due 01/25/2035	11	10
Citigroup Mortgage Loan Trust, Inc.
2.540% due 11/25/2035	874	868
Countrywide Alternative Loan Trust
0.350% due 05/25/2047	47	39
0.375% due 03/20/2046	72	57
0.430% due 07/25/2046 ^	385	187
1.113% due 12/25/2035	126	106
5.220% due 10/25/2035 ^	87	74
Countrywide Home Loan Mortgage Pass-Through Trust
0.490% due 03/25/2035	315	303
6.000% due 05/25/2036 ^	153	143
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036 ^	661	418
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	101	104
Downey Savings & Loan Association Mortgage Loan Trust
0.414% due 03/19/2045	47	44
First Horizon Alternative Mortgage Securities Trust
2.240% due 09/25/2035	725	638
6.000% due 05/25/2036 ^	146	128
GMAC Mortgage Corp. Loan Trust
2.970% due 04/19/2036	485	432
GSR Mortgage Loan Trust
2.639% due 11/25/2035	156	153
2.644% due 05/25/2035	1,249	1,142
2.789% due 04/25/2035	5	5
HarborView Mortgage Loan Trust
0.354% due 01/19/2038	39	33
0.404% due 03/19/2036	686	508
IndyMac Mortgage Loan Trust
4.533% due 09/25/2035	123	107
JPMorgan Mortgage Trust
2.140% due 07/27/2037	626	544
2.581% due 07/25/2035	188	187
6.000% due 08/25/2037 ^	178	163
Residential Accredit Loans, Inc. Trust
0.500% due 03/25/2037	514	190
5.500% due 02/25/2036 ^	449	360
Residential Asset Securitization Trust
6.000% due 05/25/2037 ^	148	132
Structured Asset Mortgage Investments Trust
0.390% due 05/25/2036	46	34
WaMu Mortgage Pass-Through Certificates Trust
0.883% due 05/25/2047	546	470
1.732% due 10/25/2036 ^	317	267
4.568% due 07/25/2037 ^	307	287

Wells Fargo Mortgage-Backed Securities Trust
2.611% due 03/25/2035	450	451

Total Mortgage-Backed Securities (Cost $8,284)		9,784

ASSET-BACKED SECURITIES 0.7%
Carrington Mortgage Loan Trust
0.320% due 08/25/2036	100	62
Credit-Based Asset Servicing and Securitization LLC
4.099% due 01/25/2037 ^	1,139	623
GSAMP Trust
0.320% due 08/25/2036	90	68
Mid-State Trust
7.791% due 03/15/2038	20	21
Morgan Stanley ABS Capital, Inc. Trust
0.310% due 05/25/2037	180	128
Option One Mortgage Loan Trust Asset-Backed Certificates
1.145% due 08/25/2033	105	96
Residential Asset Securities Corp. Trust
0.320% due 08/25/2036	61	57
6.980% due 09/25/2031	1,805	1,760

Total Asset-Backed Securities (Cost $2,244)		2,815

SOVEREIGN ISSUES 0.3%
Ukraine Government International Bond
9.250% due 07/24/2017	1,500	938

Total Sovereign Issues (Cost $1,423)		938

	SHARES
COMMON STOCKS 3.2%
ENERGY 0.2%
California Resources Corp. (b)	125,000	689

FINANCIALS 1.3%
Banca Monte dei Paschi di Siena SpA (b)	1,000,000	569
CIT Group, Inc. (h)	31,331	1,498
EME Reorganization Trust (h)	11,455,839	298
Hipotecaria Su Casita S.A. de C.V. (b)	78,886	0
Nationstar Mortgage Holdings, Inc. (b)	45,600	1,285
PHH Corp. (b)(h)	55,000	1,318

		4,968

HEALTH CARE 1.7%
NVHL S.A. ‘A’ (b)(e)	231,498	645
NVHL S.A. ‘B’ (b)(e)	231,498	645
NVHL S.A. ‘C’ (b)(e)	231,498	645
NVHL S.A. ‘D’ (b)(e)	231,498	644
NVHL S.A. ‘E’ (b)(e)	231,498	644
NVHL S.A. ‘F’ (b)(e)	231,498	644
NVHL S.A. ‘G’ (b)(e)	231,498	644
NVHL S.A. ‘H’ (b)(e)	231,498	644
NVHL S.A. ‘I’ (b)(e)	231,498	644
NVHL S.A. ‘J’ (b)(e)	231,498	644

		6,443

Total Common Stocks (Cost $15,522)		12,100

WARRANTS 0.0%
CONSUMER STAPLES 0.0%
Throwdown Industry - Exp. 06/12/2024	1	6

Total Warrants (Cost $0)		6

PREFERRED SECURITIES 5.2%
BANKING & FINANCE 5.2%
CoBank ACB
6.200% due 01/01/2025 (d)	2,000	200
Farm Credit Bank of Texas
10.000% due 12/15/2020 (d)	12,000	14,678
FelCor Lodging Trust, Inc.
8.000% due 01/30/2015 (d)	20,000	511
GMAC Capital Trust
8.125% due 02/15/2040	160,000	4,221

Total Preferred Securities (Cost $16,733)		19,610

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
U.S. TREASURY BILLS 0.5%
0.035% due 01/08/2015 - 05/28/2015 ( (i)(k)	$1,972	1,972

Total Short-Term Instruments (Cost $1,972)		1,972

Total Investments in Securities (Cost $581,761)		563,398

	SHARES
INVESTMENTS IN AFFILIATES 4.8%
SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio	1,165	12
PIMCO Short-Term Floating NAV Portfolio III	1,806,101	17,902

Total Short-Term Instruments (Cost $17,944)		17,914

Total Investments in Affiliates (Cost $17,944)		17,914

Total Investments 154.2% (Cost $599,705)		$581,312
Financial Derivative Instruments (g)(j) 0.2% (Cost or Premiums, net $1,222)		867
Other Assets and Liabilities, net (54.4%)		(205,209)

Net Assets 100.0%		$376,970

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind bond security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’			03/09/2012 - 05/01/2013	$723	$645	0.17%
NVHL S.A. ‘B’			03/09/2012 - 05/01/2013	723	645	0.17%
NVHL S.A. ‘C’			03/09/2012 - 05/01/2013	723	645	0.17%
NVHL S.A. ‘D’			03/09/2012 - 05/01/2013	723	644	0.17%
NVHL S.A. ‘E’			03/09/2012 - 05/01/2013	724	644	0.17%
NVHL S.A. ‘F’			03/09/2012 - 05/01/2013	724	644	0.17%
NVHL S.A. ‘G’			03/09/2012 - 05/01/2013	724	644	0.17%
NVHL S.A. ‘H’			03/09/2012 - 05/01/2013	724	644	0.17%
NVHL S.A. ‘I’			03/09/2012 - 05/01/2013	724	644	0.17%
NVHL S.A. ‘J’			03/09/2012 - 05/01/2013	724	644	0.17%
Pinnacol Assurance	8.625%	06/25/2034	06/23/2014	5,000	5,298	1.41%
Throwdown Industries, Inc.	14.000%	06/12/2017	06/10/2014 - 12/12/2014	2,538	2,517	0.67%

				$14,774	$14,258	3.78%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BCY	(0.500%)	11/17/2014	11/13/2016		$(5,371)	$(5,368)
BPG	0.850%	10/16/2014	01/16/2015		(5,082)	(5,091)
CFR	(0.750%)	12/04/2014	10/06/2016	EUR	(8,125)	(9,831)
	0.400%	10/24/2014	01/22/2015		(2,648)	(3,206)
DEU	0.750%	10/14/2014	01/14/2015		$(4,126)	(4,133)
	0.750%	10/16/2014	01/16/2015		(2,320)	(2,324)
	0.750%	10/20/2014	01/20/2015		(861)	(862)
	0.750%	11/04/2014	02/04/2015		(2,916)	(2,920)
	0.750%	11/20/2014	01/21/2015		(2,714)	(2,716)
	0.800%	12/15/2014	03/16/2015		(13,616)	(13,621)
	0.800%	12/16/2014	01/30/2015		(5,886)	(5,888)
	0.800%	12/16/2014	03/17/2015		(8,514)	(8,517)
	0.800%	12/23/2014	03/23/2015		(5,522)	(5,523)
RBC	0.650%	10/17/2014	01/20/2015		(1,781)	(1,784)
	0.650%	11/18/2014	01/20/2015		(1,351)	(1,352)
	0.680%	11/24/2014	02/25/2015		(10,324)	(10,332)
	0.680%	12/01/2014	03/02/2015		(7,941)	(7,946)
	0.690%	12/09/2014	03/09/2015		(4,573)	(4,575)
	0.700%	09/16/2014	03/16/2015		(3,706)	(3,714)
	0.700%	09/18/2014	03/18/2015		(4,230)	(4,239)
	0.700%	10/14/2014	01/14/2015		(1,918)	(1,921)
	0.700%	11/17/2014	03/23/2015		(1,924)	(1,926)
	0.700%	11/24/2014	03/16/2015		(1,784)	(1,785)
	0.780%	11/18/2014	05/18/2015		(1,377)	(1,378)
	0.780%	12/09/2014	06/09/2015		(4,461)	(4,463)
RYL	0.900%	10/17/2014	01/19/2015	GBP	(2,289)	(3,574)
	0.900%	12/01/2014	01/19/2015		(4,393)	(6,853)
UBS	0.500%	11/28/2014	01/16/2015		$(9,851)	(9,856)
	0.550%	10/07/2014	01/07/2015		(1,364)	(1,366)
	0.600%	10/07/2014	01/07/2015		(2,507)	(2,511)
	0.600%	10/15/2014	01/15/2015		(935)	(936)
	0.600%	10/20/2014	01/20/2015		(5,764)	(5,771)
	0.600%	11/21/2014	02/23/2015		(5,137)	(5,141)
	0.600%	12/02/2014	02/02/2015		(8,149)	(8,153)
	0.600%	12/08/2014	03/09/2015		(2,338)	(2,339)
	0.600%	12/17/2014	01/15/2015		(3,078)	(3,079)
	0.600%	12/18/2014	03/18/2015		(6,035)	(6,037)
	0.600%	12/19/2014	03/23/2015		(5,518)	(5,519)
	0.600%	12/24/2014	02/23/2015		(8,683)	(8,684)
	0.650%	09/23/2014	03/23/2015		(2,826)	(2,831)
	0.650%	10/03/2014	01/05/2015		(2,413)	(2,417)
	0.650%	10/10/2014	01/12/2015		(1,856)	(1,859)
	0.650%	10/15/2014	01/15/2015		(907)	(908)
	0.650%	10/20/2014	01/20/2015		(2,497)	(2,500)
	0.650%	11/24/2014	05/26/2015		(2,572)	(2,574)
	0.650%	12/17/2014	01/20/2015		(568)	(568)
	0.650%	12/19/2014	03/23/2015		(2,902)	(2,903)
	0.700%	09/23/2014	03/23/2015		(8,429)	(8,446)
	0.700%	10/07/2014	01/07/2015		(3,004)	(3,009)
	0.700%	10/10/2014	01/12/2015		(1,679)	(1,682)
	0.700%	11/24/2014	05/26/2015		(1,222)	(1,223)
	0.700%	12/02/2014	02/02/2015		(584)	(584)
	0.700%	12/18/2014	03/18/2015		(3,785)	(3,786)
	0.750%	10/03/2014	01/05/2015		(2,985)	(2,991)
	0.750%	11/24/2014	05/26/2015		(1,435)	(1,436)
	0.750%	11/25/2014	05/26/2015		(911)	(912)
	0.750%	11/28/2014	01/07/2015		(1,160)	(1,161)
	0.750%	12/15/2014	05/26/2015		(955)	(955)
	1.000%	12/18/2014	01/26/2015	GBP	(3,795)	(5,917)

Total Reverse Repurchase Agreements						$(233,896)

(1)	The average amount of borrowings while outstanding during the period ended December 31, 2014 was $257,738 at a weighted average interest rate of 0.574%.

Short Sales:

Counterparty	Description	Shares	Proceeds	Payable for Short Sales (2)
GSC	Alcoa, Inc.	100,000	$(1,213)	$(1,582)

Total Short Sales			$(1,213)	$(1,582)

(2)	Payable for short sales includes $3 of dividends payable.

(f)	Securities with an aggregate market value of $2,875 and cash of $393 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(g)	Securities with an aggregate market value of $255,498 and cash of $2,840 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note February Futures	$100.000	01/23/2015	617	$5	$10

Total Purchased Options				$5	$10

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	200	$(16)	$0	$(3)
90-Day Eurodollar March Futures	Short	03/2016	300	18	0	(4)
Call Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2015	165	8	0	(2)
E-mini S&P 500 Index March Futures	Short	03/2015	105	105	128	0
Euro-Bund 10-Year Bond March Futures	Short	03/2015	165	(529)	0	(10)
U.S. Treasury 10-Year Note March Futures	Long	03/2015	617	(40)	135	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2015	44	(172)	0	(12)

Total Futures Contracts				$(626)	$263	$(31)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.HY-20 5-Year Index	(5.000%	)	06/20/2018	$15,345	$(1,143)	$(652)	$0	$(13)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/19/2023	$34,100	$463	$(93)	$0	$(34)

Total Swap Agreements					$(680)	$(745)	$0	$(47)

(i)	Securities with an aggregate market value of $1,622 and cash of $1,571 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	EUR	263		$327	$9	$0
BPS	01/2015		8,285		10,330	305	0
	01/2015		$10,181	EUR	8,235	0	(217)
CBK	01/2015		40,760		33,257	0	(517)
	02/2015	CHF	1,393		$1,439	37	0
	02/2015	EUR	33,257		40,771	516	0
	03/2015	CAD	1,372		1,197	18	0
DUB	01/2015	JPY	253		2	0	0
GLM	01/2015		$521	EUR	419	0	(14)
	02/2015	GBP	1,366		$2,139	10	0
	02/2015		$2,592	GBP	1,650	0	(21)
JPM	01/2015	EUR	30,900		$38,321	931	0
MSB	02/2015	GBP	3,288		5,138	15	0
UAG	01/2015	EUR	2,463		3,085	105	0
	02/2015	GBP	952		1,498	14	0
	02/2015		$1,877	GBP	1,198	0	(10)

Total Forward Foreign Currency Contracts						$1,960	$(779)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Telefonaktiebolaget LM Ericsson	(1.000%)	09/20/2017	0.151%	EUR	5,000	$148	$(290)	$0	$(142)
BPS	Staples, Inc.	(1.000%)	09/20/2018	0.957%		$8,000	208	(223)	0	(15)
BRC	JPMorgan Chase & Co.	(1.000%)	12/20/2016	0.297%		3,000	87	(129)	0	(42)
CBK	Assured Guaranty Corp.	(5.000%)	12/20/2015	0.778%		1,500	(60)	(4)	0	(64)
	Assured Guaranty Corp.	(5.000%)	12/20/2016	1.422%		2,000	(73)	(70)	0	(143)
	Turkey Government International Bond	(1.000%)	03/20/2019	1.538%		5,400	377	(262)	115	0
DUB	Assured Guaranty Corp.	(5.000%)	06/20/2016	1.111%		3,000	(260)	84	0	(176)
	MBIA, Inc.	(5.000%)	06/20/2016	1.703%		3,000	(242)	93	0	(149)
GST	ArcelorMittal	(1.000%)	06/20/2024	3.722%	EUR	2,000	527	(35)	492	0
	Best Buy Co., Inc.	(5.000%)	03/20/2015	0.326%		$2,000	140	(164)	0	(24)
	MBIA, Inc.	(5.000%)	12/20/2015	1.194%		1,500	11	(69)	0	(58)
	MBIA, Inc.	(5.000%)	12/20/2016	2.164%		2,000	45	(157)	0	(112)
	Turkey Government International Bond	(1.000%)	03/20/2019	1.538%		1,600	116	(82)	34	0
JPM	Alcoa, Inc.	(1.000%)	03/20/2019	1.314%		6,000	195	(120)	75	0
MYC	MBIA, Inc.	(5.000%)	06/20/2017	2.615%		2,000	(166)	50	0	(116)

							$1,053	$(1,378)	$716	$(1,041)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Altice Finco S.A.	5.000%	06/20/2019	4.396%	EUR	3,000	$111	$(18)	$93	$0
CBK	CIT Group, Inc.	5.000%	09/20/2015	0.699%		$10,000	531	(203)	328	0
	Dell, Inc.	1.000%	06/20/2019	1.320%		6,000	(661)	581	0	(80)
	Dell, Inc.	1.000%	09/20/2021	2.122%		5,000	(609)	275	0	(334)
	International Lease Finance Corp.	5.000%	09/20/2015	0.846%		2,000	111	(48)	63	0
	Navient Corp.	5.000%	09/20/2015	0.508%		4,000	226	(89)	137	0
DUB	International Lease Finance Corp.	5.000%	06/20/2020	2.208%		1,675	168	62	230	0
GST	Greece Government International Bond	1.000%	09/20/2015	17.097%		300	(9)	(22)	0	(31)
	Peabody Energy Corp.	5.000%	12/20/2019	6.638%		5,000	(134)	(185)	0	(319)
	Valeant Pharmaceuticals International	5.000%	06/20/2016	0.870%		2,500	(39)	195	156	0
UAG	Sprint Communications, Inc.	1.000%	06/20/2019	4.201%		2,800	(507)	154	0	(353)

							$(812)	$702	$1,007	$(1,117)

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
MYC	iTraxx Europe 15 5-Year Index 9-12%	(1.000%)	06/20/2016	EUR 5,000	$976	$(1,050)	$0	$(74)

Total Swap Agreements					$1,217	$(1,726)	$1,723	$(2,232)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Securities with an aggregate market value of $350 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$74,786	$0	$74,786
Corporate Bonds & Notes
Banking & Finance	0	159,697	7,500	167,197
Industrials	0	200,149	22,233	222,382
Utilities	0	46,313	297	46,610
Municipal Bonds & Notes
California	0	1,124	0	1,124
New York	0	94	0	94
West Virginia	0	3,980	0	3,980
Mortgage-Backed Securities	0	9,784	0	9,784
Asset-Backed Securities	0	2,815	0	2,815
Sovereign Issues	0	938	0	938
Common Stocks
Energy	689	0	0	689
Financials	4,968	0	0	4,968
Health Care	0	0	6,443	6,443
Warrants
Consumer Staples	0	0	6	6
Preferred Securities
Banking & Finance	4,221	15,389	0	19,610
Short-Term Instruments
U.S. Treasury Bills	0	1,972	0	1,972
	$9,878	$517,041	$36,479	$563,398

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,914	$0	$0	$17,914

Total Investments	$27,792	$517,041	$36,479	$581,312

Short Sales, at Value - Liabilities
Common Stocks	$(1,582)	$0	$0	$(1,582)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	263	10	0	273

Over the counter	0	3,683	0	3,683
	$263	$3,693	$0	$3,956

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(31)	(47)	0	(78)
Over the counter	0	(3,011)	0	(3,011)

	$(31)	$(3,058)	$0	$(3,089)

Totals	$26,442	$517,676	$36,479	$580,597

There were no significant transfers between Level 1 and 2 during the period ended December 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2014 (2)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$23,202	$16,863	$0	$5	$0	$138	$0	$(32,708)	$7,500	$135
Industrials	2,456	20,486	(920)	22	81	108	0	0	22,233	185
Utilities	1,348	0	(893)	1	7	(166)	0	0	297	(38)
Asset-Backed Securities	11,184	0	(11,560)	31	963	(618)	0	0	0	0
Common Stocks
Health Care	7,335	0	0	0	0	(892)	0	0	6,443	(892)
Warrants
Consumer Staples	0	0	0	0	0	6	0	0	6	6

	$45,525	$37,349	$(13,373)	$59	$1,051	$(1,424)	$0	$(32,708)	$36,479	$(604)
Financial Derivative Instruments - Assets
Over the counter	248	0	0	0	0	(52)	0	(196)	0	0

Totals	$45,773	$37,349	$(13,373)	$59	$1,051	$(1,476)	$0	$(32,904)	$36,479	$(604)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$7,500	Market Comparable Companies	Credit rating	B - BB
			Net Debt to Equity Ratio	8 - 10x
			Yield	8.00 - 10.00
Industrials	20,708	Benchmark Pricing	Base Price	76.25 - 102.67
	1,525	Third Party Vendor	Broker Quote	101.50 - 111.50
Utilities	297	Third Party Vendor	Broker Quote	101.00
Common Stocks
Health Care	6,443	Other Valuation Techniques (3)	—	—
Warrants
Consumer Staples	6	Other Valuation Techniques (3)	—	—

Total	$36,479

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.
(3)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO International Portfolio

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 74.5%
CANADA 12.6%
SOVEREIGN ISSUES 12.6%
Canada Housing Trust
2.650% due 03/15/2022	CAD	5,000	$4,494
2.750% due 12/15/2015		100	87
Hydro-Quebec
2.000% due 06/30/2016		$4,500	4,589
Province of Ontario
3.150% due 12/15/2017		25,000	26,257
4.000% due 06/02/2021	CAD	5,500	5,267
4.200% due 06/02/2020		42,300	40,678
Province of Quebec
4.500% due 12/01/2018		21,800	20,819
4.500% due 12/01/2020		25,000	24,492
5.000% due 12/01/2041		8,000	8,897
6.250% due 06/01/2032		10,000	12,106

Total Canada (Cost $158,256)			147,686

ITALY 10.3%
SOVEREIGN ISSUES 10.3%
Italy Buoni Poliennali Del Tesoro
3.750% due 09/01/2024	EUR	84,800	119,776

Total Italy (Cost $119,852)			119,776

NORWAY 0.6%
SOVEREIGN ISSUES 0.6%
Kommunalbanken A/S
1.750% due 10/05/2015		$7,500	7,573

Total Norway (Cost $7,563)			7,573

SPAIN 24.0%
SOVEREIGN ISSUES 24.0%
Spain Government International Bond
2.750% due 10/31/2024	EUR	178,000	237,662
4.000% due 04/30/2020		30,000	42,147

Total Spain (Cost $284,866)			279,809

UNITED STATES 12.3%
ASSET-BACKED SECURITIES 2.6%
AFC Home Equity Loan Trust
0.880% due 12/22/2027		$3	3
Amortizing Residential Collateral Trust
0.750% due 07/25/2032		58	54
0.870% due 10/25/2031		397	360
Argent Securities Trust
0.260% due 07/25/2036		1,699	764
Asset-Backed Funding Certificates Trust
0.870% due 06/25/2034		638	600
Asset-Backed Securities Corp. Home Equity Loan Trust
0.250% due 05/25/2037		70	46
Bear Stearns Asset-Backed Securities Trust
0.660% due 06/25/2036		1,032	1,018
0.830% due 10/25/2032		203	194
BNC Mortgage Loan Trust
0.270% due 05/25/2037		338	324
Carrington Mortgage Loan Trust
0.490% due 10/25/2035		106	106
CIT Group Home Equity Loan Trust
0.710% due 06/25/2033		30	28
Countrywide Asset-Backed Certificates
0.270% due 07/25/2037		5,692	5,642
0.270% due 08/25/2037		330	328
0.360% due 06/25/2036		2,114	2,069
0.910% due 05/25/2032		153	146

Credit Suisse First Boston Mortgage Securities Corp.
0.775% due 01/25/2032	161	144
Credit-Based Asset Servicing and Securitization LLC
0.215% due 11/25/2036	55	31
0.225% due 01/25/2037 ^	387	175
Equity One Mortgage Pass-Through Trust
0.470% due 04/25/2034	520	431
Home Equity Asset Trust
0.755% due 11/25/2032	1	1
HSI Asset Securitization Corp. Trust
0.220% due 10/25/2036	43	24
Lehman XS Trust
0.305% due 04/25/2037 ^	131	97
Long Beach Mortgage Loan Trust
0.730% due 10/25/2034	28	26
Merrill Lynch Mortgage Investors Trust
0.250% due 09/25/2037	44	17
Morgan Stanley ABS Capital, Inc. Trust
0.230% due 05/25/2037	132	93
0.270% due 11/25/2036	10,468	7,106
Park Place Securities, Inc.
0.430% due 09/25/2035	66	66
SLM Student Loan Trust
1.734% due 04/25/2023	10,083	10,366
Soundview Home Loan Trust
0.230% due 11/25/2036	335	130
Structured Asset Securities Corp. Mortgage Loan Trust
1.656% due 04/25/2035	19	19
Washington Mutual Asset-Backed Certificates Trust
0.215% due 10/25/2036	37	19

		30,427

CORPORATE BONDS & NOTES 1.8%
Computer Sciences Corp.
6.500% due 03/15/2018	4,600	5,146
Maytag Corp.
5.000% due 05/15/2015	5,700	5,779
Mohawk Industries, Inc.
6.125% due 01/15/2016	4,667	4,888
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	5,000	5,696

		21,509

MORTGAGE-BACKED SECURITIES 3.3%
American Home Mortgage Investment Trust
2.069% due 10/25/2034	17	17
Bear Stearns ALT-A Trust
2.351% due 01/25/2036 ^	1,926	1,559
2.461% due 08/25/2036 ^	57	42
Citigroup Mortgage Loan Trust, Inc.
2.556% due 08/25/2035	121	121
Countrywide Alternative Loan Trust
0.330% due 02/25/2047	239	212
0.345% due 02/20/2047	10,132	7,560
0.375% due 03/20/2046	821	652
0.430% due 12/25/2035	101	90
0.450% due 12/25/2035	398	350
0.450% due 02/25/2037	281	222
0.470% due 08/25/2035	875	756
0.470% due 12/25/2035	1,685	1,397
0.520% due 09/25/2035	3,088	2,720
Countrywide Home Loan Mortgage Pass-Through Trust
0.400% due 05/25/2035	293	249
0.460% due 03/25/2035	1,205	924
0.460% due 04/25/2035	15	13
0.490% due 03/25/2035	7,457	5,725
0.500% due 02/25/2035	22	20
0.770% due 03/25/2035	61	55
0.930% due 09/25/2034	23	21
2.465% due 08/25/2034	69	60
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	31	31
Deutsche ALT-B Securities, Inc.
0.270% due 10/25/2036 ^	7	5
Downey Savings & Loan Association Mortgage Loan Trust
0.374% due 03/19/2045	1,130	1,009
0.424% due 08/19/2045	432	390
0.494% due 09/19/2045	2,886	2,122
Greenpoint Mortgage Funding Trust
0.400% due 06/25/2045	2,843	2,462
HarborView Mortgage Loan Trust
0.404% due 06/19/2035	751	659
0.404% due 01/19/2036	236	167

0.404% due 03/19/2036	2,709	2,005
0.414% due 01/19/2036	3,668	2,551
0.474% due 11/19/2035	501	426
0.494% due 09/19/2035	41	32
0.505% due 06/20/2035	106	102
Nomura Asset Acceptance Corp.
2.655% due 10/25/2035	55	51
Residential Accredit Loans, Inc. Trust
0.380% due 04/25/2046	210	107
Sequoia Mortgage Trust
0.515% due 07/20/2033	1,375	1,301
0.690% due 10/20/2034	623	604
0.864% due 10/19/2026	19	18
Structured Asset Mortgage Investments Trust
0.744% due 07/19/2034	10	10
Thornburg Mortgage Securities Trust
0.710% due 03/25/2044	208	185
WaMu Mortgage Pass-Through Certificates Trust
0.460% due 10/25/2045	53	49
0.480% due 01/25/2045	31	29
0.490% due 01/25/2045	31	30
0.490% due 07/25/2045	31	30
0.923% due 12/25/2046	251	237
1.313% due 11/25/2042	5	5
1.513% due 08/25/2042	20	18
1.921% due 02/27/2034	16	16
2.163% due 10/25/2046	72	66
2.163% due 11/25/2046	610	559
Wells Fargo Mortgage-Backed Securities Trust
2.607% due 04/25/2036	26	26
2.618% due 09/25/2034	233	238

		38,305

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
0.290% due 03/25/2034	20	20
0.320% due 08/25/2034	13	13
0.520% due 09/25/2042	59	58
0.570% due 06/25/2029	5	5
2.002% due 12/01/2034	16	17
2.485% due 11/01/2034	61	66
2.633% due 12/01/2030	3	4
6.000% due 07/25/2044	32	36
7.000% due 09/25/2023	26	30
8.800% due 01/25/2019	35	38
Freddie Mac
0.320% due 09/25/2035	2,933	2,932
0.391% due 02/15/2019	1,366	1,368
0.450% due 09/25/2031	41	39
0.611% due 12/15/2031	2	2
1.315% due 10/25/2044 - 02/25/2045	200	203
1.515% due 07/25/2044	41	41
2.230% due 10/01/2036	100	107
6.500% due 07/15/2028	531	590
Ginnie Mae
1.625% due 03/20/2022 - 09/20/2026	382	395
2.000% due 09/20/2024 - 06/20/2030	948	989
6.000% due 08/20/2034	882	993
Small Business Administration
4.625% due 02/01/2025	54	58
5.090% due 10/01/2025	25	27

		8,031

U.S. TREASURY OBLIGATIONS 3.9%
U.S. Treasury Notes
1.250% due 10/31/2018 (c)(e)	46,000	45,705

Total United States (Cost $155,161)		143,977

SHORT-TERM INSTRUMENTS 14.7%
REPURCHASE AGREEMENTS (a) 10.8%		126,153

SHORT-TERM NOTES 3.9%
Federal Home Loan Bank
0.035% due 01/14/2015	$12,500	12,500

0.051% due 02/12/2015	32,500	32,498

		44,998

Total Short-Term Instruments (Cost $171,151)		171,151

Total Investments in Securities (Cost $896,849)		869,972

	SHARES
INVESTMENTS IN AFFILIATES 25.4%
SHORT-TERM INSTRUMENTS 25.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.4%
PIMCO Short-Term Floating NAV Portfolio III	29,961,031	296,974

Total Short-Term Instruments (Cost $298,196)		296,974

Total Investments in Affiliates (Cost $298,196)		296,974

Total Investments 99.9% (Cost $1,195,045)		$1,166,946
Financial Derivative Instruments (b)(d) 2.0% (Cost or Premiums, net $826)		23,157
Other Assets and Liabilities, net (1.9%)		(21,773)

Net Assets 100.0%		$1,168,330

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

†	All or a portion of this security is owned by PIMCO International Portfolio Subsidiary LLC, which is a 100% owned subsidiary of the Portfolio.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.000% †	12/31/2014	01/02/2015	$4,800	U.S. Treasury Bonds 3.750% due 11/15/2043	$(4,928)	$4,800	$4,800
BPG	0.000% †	12/31/2014	01/02/2015	600	Freddie Mac 3.500% due 09/01/2044	(622)	600	600
JPS	0.150%	12/31/2014	01/07/2015	21,300	U.S. Treasury Notes 0.750% due 01/15/2017	(21,832)	21,300	21,300
	0.160%	12/31/2014	01/07/2015	21,300	Fannie Mae 1.915% due 09/11/2019	(21,894)	21,300	21,300
RDR	0.150%	12/31/2014	01/02/2015	15,000	U.S. Treasury Bonds 2.750% due 11/15/2042	(15,345)	15,000	15,000
RYL	0.140%	12/31/2014	01/02/2015	62,600	U.S. Treasury Notes 2.500% due 04/30/2015	(63,864)	62,600	62,600
SSB	0.000%	12/31/2014	01/02/2015	553	Fannie Mae 2.260% due 10/17/2022	(565)	553	553

Total Repurchase Agreements						$(129,050)	$126,153	$126,153

(1)	Includes accrued interest.

As of December 31, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2014 was $3,213 at a weighted average interest rate of (0.030%).

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Euribor December Futures	Long	12/2015	775	$480	$12	$0
3-Month Euribor December Futures	Long	12/2016	16	16	0	0
3-Month Euribor June Futures	Long	06/2015	763	1,010	12	0
3-Month Euribor June Futures	Long	06/2016	12	9	0	0
3-Month Euribor March Futures	Long	03/2015	775	799	12	0
3-Month Euribor September Futures	Long	09/2015	762	1,228	12	0
3-Month Euribor September Futures	Long	09/2016	13	11	0	0
Euro-BTP Italy Government Bond March Futures	Long	03/2015	1,487	1,958	1,871	0
Euro-Bund 10-Year Bond March Futures	Short	03/2015	452	(1,625)	0	(27)

Total Futures Contracts				$3,886	$1,919	$(27)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045	EUR	39,200	$(6,320)	$(4,276)	$0	$(154)
Receive	6-Month GBP-LIBOR	1.500%	03/18/2017	GBP	730,000	(11,145)	(6,310)	0	(352)

Total Swap Agreements						$(17,465)	$(10,586)	$0	$(506)

(c)	Securities with an aggregate market value of $22,124 and cash of $157 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015		$62,214	SGD	81,781	$0	$(516)
	02/2015	AUD	30,500		$24,949	101	0
	02/2015	EUR	1,249		1,519	7	0
	03/2015		$6,088	CAD	7,060	0	(19)
BPS	01/2015	EUR	2,107		$2,629	79	0
	01/2015		$710	EUR	574	0	(15)
	02/2015	CHF	49,400		$50,157	438	0
	02/2015	SEK	470,170		62,345	2,024	0
CBK	01/2015	EUR	1,815		2,245	49	0
	01/2015	SGD	26,263		20,000	186	0
	01/2015		$540,963	EUR	436,779	0	(12,438)
	02/2015	AUD	61,549		$50,106	0	(37)
	02/2015	EUR	190,939		234,080	2,962	0
	02/2015		$222,028	EUR	182,362	0	(1,292)
	03/2015	CAD	145,444		$126,934	1,912	0
	03/2015		$9,030	CAD	10,516	17	(8)
DUB	01/2015	JPY	22,375,613		$189,758	2,952	0
	01/2015		$349,638	EUR	286,965	0	(2,396)
	02/2015	EUR	286,965		$349,741	2,392	0
	02/2015	KRW	36,137,329		32,277	0	(679)
GLM	01/2015	EUR	147,457		183,713	5,283	0
	01/2015	JPY	2,981,500		25,083	192	0
	01/2015	SGD	55,517		42,277	393	0
	01/2015		$335,545	EUR	275,322	0	(2,392)
	02/2015	EUR	267,834		$326,425	2,233	0
HUS	01/2015		$5,857	AUD	7,096	0	(64)
	02/2015		50,151	SEK	381,970	0	(1,146)
JPM	01/2015	EUR	327,714		$406,222	9,671	0
	02/2015	CHF	60,645		62,055	1,018	0
	02/2015	KRW	33,585,000		30,000	0	(628)
	02/2015		$63,012	KRW	69,722,329	572	0
MSB	01/2015	AUD	7,096		$5,810	17	0
	01/2015	EUR	443,514		548,989	12,315	0
	01/2015		$73,956	EUR	60,634	0	(585)
	01/2015		101,116	JPY	11,761,700	0	(2,922)
	02/2015	EUR	60,634		$73,978	585	0
	02/2015	GBP	7,394		11,554	33	0
	02/2015	JPY	13,595,413		112,852	0	(678)
	02/2015		$5,798	AUD	7,096	0	(17)
	02/2015		50,423	CHF	48,270	0	(1,841)
UAG	01/2015	EUR	137,667		$171,010	4,427	0

Total Forward Foreign Currency Contracts						$49,858	$(27,673)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Computer Sciences Corp.	(1.160%	)	03/20/2018	0.568%	$4,600	$(70)	$(18)	$0	$(88)
	Starwood Hotels & Resorts Worldwide, Inc.	(1.490%	)	06/20/2018	0.341%	5,000	566	(765)	0	(199)
DUB	Whirlpool Corp.	(0.650%	)	06/20/2015	0.054%	5,700	4	(21)	0	(17)
UAG	Mohawk Industries, Inc.	(1.550%	)	03/20/2016	0.096%	6,000	326	(436)	0	(110)

Total Swap Agreements							$826	$(1,240)	$0	$(414)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(e)	Securities with an aggregate market value of $8,085 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Canada
Sovereign Issues	$0	$147,686	$0	$147,686
Italy
Sovereign Issues	0	119,776	0	119,776
Norway
Sovereign Issues	0	7,573	0	7,573
Spain
Sovereign Issues	0	279,809	0	279,809
United States
Asset-Backed Securities	0	30,427	0	30,427
Corporate Bonds & Notes	0	21,509	0	21,509
Mortgage-Backed Securities	0	38,305	0	38,305
U.S. Government Agencies	0	8,031	0	8,031
U.S. Treasury Obligations	0	45,705	0	45,705
Short-Term Instruments
Repurchase Agreements	0	126,153	0	126,153
Short-Term Notes	0	44,998	0	44,998
	$0	$869,972	$0	$869,972

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$296,974	$0	$0	$296,974

Total Investments	$296,974	$869,972	$0	$1,166,946

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,919	0	0	1,919
Over the counter	0	49,858	0	49,858
	$1,919	$49,858	$0	$51,777

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(27)	(506)	0	(533)
Over the counter	0	(28,087)	0	(28,087)

	$(27)	$(28,593)	$0	$(28,620)

Totals	$298,866	$891,237	$0	$1,190,103

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Portfolio

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.2%
BANK LOAN OBLIGATIONS 7.5%
AASET
TBD% due 12/15/2020	$2,500	$2,494
Activision Blizzard, Inc.
3.250% due 10/12/2020	1,780	1,779
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021	10,151	10,126
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021	10,500	10,659
Charter Communications Operating LLC
3.000% due 07/01/2020	7,780	7,638
Crown Castle International Corp.
3.000% due 01/31/2019	3,279	3,255
Crown Castle Operating Co.
3.000% due 01/31/2021	34,256	33,729
CSC Holdings, Inc.
2.669% due 04/17/2020	8,564	8,399
Delos Finance SARL
3.500% due 03/06/2021	42,802	42,552
Delta Air Lines, Inc.
2.133% due 09/30/2019	20,000	19,821
Las Vegas Sands LLC
3.250% due 12/18/2020	37,228	37,055
NRG Energy, Inc.
2.750% due 07/02/2018	7,939	7,800
RPI Finance Trust
3.250% due 05/09/2018	5,284	5,277
WR Grace & Co.
1.000% due 02/03/2021	2,090	2,082
3.000% due 02/03/2021	5,808	5,786

Total Bank Loan Obligations (Cost $199,503)		198,452

CORPORATE BONDS & NOTES 77.8%
BANKING & FINANCE 53.9%
AGFC Capital Trust
6.000% due 01/15/2067	3,080	2,295
AgriBank FCB
9.125% due 07/15/2019	500	640
American Express Co.
6.800% due 09/01/2066	3,405	3,575
7.000% due 03/19/2018	400	463
American International Group, Inc.
5.850% due 01/16/2018	17,885	20,011
8.175% due 05/15/2068	5,405	7,351
American Tower Corp.
4.500% due 01/15/2018	500	531
AXA S.A.
6.463% due 12/14/2018 (d)	10,000	10,575
Banco do Brasil S.A.
3.875% due 10/10/2022	200	184
Banco Santander Brasil S.A.
4.625% due 02/13/2017	20,425	21,269
Banco Santander Chile
1.130% due 04/11/2017	5,000	4,980
Bank of America Corp.
2.600% due 01/15/2019	2,717	2,740
2.650% due 04/01/2019	6,700	6,756
4.000% due 04/01/2024	3,950	4,118
5.625% due 10/14/2016	450	482
5.650% due 05/01/2018	11,515	12,803
5.700% due 05/02/2017	210	227
5.750% due 12/01/2017	25	28
6.000% due 09/01/2017	22,600	24,937
6.400% due 08/28/2017	36,300	40,472
6.500% due 08/01/2016	3,440	3,708
6.875% due 04/25/2018	57,360	65,932
6.875% due 11/15/2018	800	931
7.625% due 06/01/2019	4,665	5,644
Bank of America N.A.
0.521% due 06/15/2016	4,200	4,173
0.652% due 05/08/2017	2,500	2,497
5.300% due 03/15/2017	3,100	3,332
6.100% due 06/15/2017	1,000	1,100

Bank of Tokyo-Mitsubishi UFJ Ltd.
2.850% due 09/08/2021	9,800	9,680
Bank One Capital
8.750% due 09/01/2030	75	109
Barclays Bank PLC
7.625% due 11/21/2022	29,477	32,286
7.750% due 04/10/2023	3,800	4,147
10.179% due 06/12/2021	8,010	10,781
BBVA Bancomer S.A.
6.500% due 03/10/2021	1,000	1,088
6.750% due 09/30/2022	200	221
Bear Stearns Cos. LLC
4.650% due 07/02/2018	11,837	12,837
5.550% due 01/22/2017	7,630	8,229
7.250% due 02/01/2018	33,400	38,522
BGC Partners, Inc.
5.375% due 12/09/2019	5,900	5,801
BNP Paribas S.A.
5.000% due 01/15/2021	5,000	5,663
7.195% due 06/25/2037 (d)	5,600	6,503
BPCE S.A.
4.500% due 03/15/2025	5,700	5,581
4.625% due 07/11/2024	3,500	3,404
5.700% due 10/22/2023	13,000	14,001
Cantor Fitzgerald LP
6.375% due 06/26/2015	2,300	2,360
7.875% due 10/15/2019	13,290	14,586
CBA Capital Trust
6.024% due 03/15/2016 (d)	8,665	9,031
Citigroup, Inc.
0.506% due 06/09/2016	1,000	991
1.700% due 07/25/2016	6,100	6,146
8.500% due 05/22/2019	5,691	7,098
CME Group, Inc.
5.300% due 09/15/2043	500	608
Compass Bank
2.750% due 09/29/2019	6,150	6,163
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
8.375% due 07/26/2016 (d)	4,300	4,601
8.400% due 06/29/2017 (d)	3,200	3,512
11.000% due 06/30/2019 (d)	7,000	9,026
Credit Agricole S.A.
3.875% due 04/15/2024	5,000	5,176
8.125% due 09/19/2033	12,112	13,558
Credit Suisse
3.000% due 10/29/2021	7,450	7,427
6.500% due 08/08/2023	13,195	14,517
DBS Bank Ltd.
0.840% due 07/15/2021	8,800	8,734
3.625% due 09/21/2022	2,580	2,664
DBS Group Holdings Ltd.
2.246% due 07/16/2019	4,100	4,100
Deutsche Annington Finance BV
3.200% due 10/02/2017	16,800	17,202
5.000% due 10/02/2023	6,555	6,886
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024	874	905
Duke Realty LP
8.250% due 08/15/2019	4,100	5,063
ERP Operating LP
2.375% due 07/01/2019	9,400	9,370
Essex Portfolio LP
3.875% due 05/01/2024	3,500	3,569
First American Financial Corp.
4.300% due 02/01/2023	4,175	4,196
Ford Motor Credit Co. LLC
1.500% due 01/17/2017	3,600	3,583
2.375% due 01/16/2018	2,800	2,818
2.500% due 01/15/2016	600	607
3.000% due 06/12/2017	7,000	7,187
3.984% due 06/15/2016	7,390	7,656
4.207% due 04/15/2016	8,956	9,275
4.250% due 02/03/2017	1,000	1,051
5.875% due 08/02/2021	1,450	1,681
6.625% due 08/15/2017	26,000	29,003
8.000% due 12/15/2016	5,600	6,275
8.125% due 01/15/2020	6,300	7,812
12.000% due 05/15/2015	2,425	2,521
General Electric Capital Corp.
6.375% due 11/15/2067	3,650	3,924
Goldman Sachs Group, Inc.
2.550% due 10/23/2019	1,400	1,395
5.950% due 01/18/2018	14,929	16,597
6.150% due 04/01/2018	6,150	6,906
6.250% due 09/01/2017	19,895	22,151
7.500% due 02/15/2019	300	357

Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		9,815	11,202
6.375% due 04/15/2021		2,000	2,307
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		2,000	2,275
HBOS PLC
6.000% due 11/01/2033		1,265	1,437
6.750% due 05/21/2018		34,030	38,012
HDFC Bank Ltd.
3.000% due 11/30/2016		1,200	1,227
Health Care REIT, Inc.
3.625% due 03/15/2016		5,248	5,404
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		200	224
HSBC Bank PLC
4.125% due 08/12/2020		100	108
4.750% due 01/19/2021		5,400	6,019
HSBC Bank USA N.A.
4.875% due 08/24/2020		1,625	1,796
HSBC Finance Corp.
0.664% due 06/01/2016		100	100
6.676% due 01/15/2021		14,250	16,928
HSBC Holdings PLC
4.000% due 03/30/2022		800	853
4.875% due 01/14/2022		3,100	3,461
5.100% due 04/05/2021		1,125	1,273
6.375% due 09/17/2024 (d)		6,700	6,775
7.625% due 05/17/2032		1,230	1,700
ICICI Bank Ltd.
4.750% due 11/25/2016		6,100	6,381
ING Bank NV
4.125% due 11/21/2023		650	661
5.800% due 09/25/2023		16,000	17,779
Intercontinental Exchange, Inc.
4.000% due 10/15/2023		18,700	19,720
International Lease Finance Corp.
6.750% due 09/01/2016		13,630	14,550
7.125% due 09/01/2018		9,100	10,215
Intesa Sanpaolo SpA
2.375% due 01/13/2017		17,250	17,410
3.125% due 01/15/2016		7,800	7,927
5.017% due 06/26/2024		1,000	972
5.250% due 01/12/2024		1,800	1,953
6.500% due 02/24/2021		14,829	17,177
JPMorgan Chase & Co.
2.200% due 10/22/2019		3,800	3,771
4.950% due 03/25/2020		6,000	6,636
6.000% due 01/15/2018		1,500	1,679
6.000% due 08/01/2023 (d)		2,000	1,985
7.900% due 04/30/2018 (d)		12,000	12,976
JPMorgan Chase Bank N.A.
0.571% due 06/13/2016		26,150	26,048
5.875% due 06/13/2016		4,850	5,173
6.000% due 10/01/2017		22,550	25,046
JPMorgan Chase Capital
1.207% due 09/30/2034		3,000	2,520
KBC Bank NV
8.000% due 01/25/2023		1,000	1,125
Kilroy Realty LP
5.000% due 11/03/2015		200	206
Kookmin Bank
1.109% due 01/27/2017		900	906
Korea Development Bank
3.500% due 08/22/2017		11,000	11,478
3.875% due 05/04/2017		700	734
Korea Finance Corp.
2.250% due 08/07/2017		6,000	6,076
LBG Capital PLC
8.500% due 12/17/2021 (d)		10,000	10,857
Lehman Brothers Holdings, Inc.
5.875% due 11/15/2017 ^		8,150	1,202
6.875% due 05/02/2018 ^		16,693	2,504
7.875% due 05/08/2018 ^	GBP	16,500	4,243
Lloyds Bank PLC
12.000% due 12/16/2024 (d)		$1,250	1,788
MassMutual Global Funding
3.600% due 04/09/2024		2,900	3,026
MetLife, Inc.
6.400% due 12/15/2066		30	34
Mizuho Bank Ltd.
2.450% due 04/16/2019		5,650	5,619
Morgan Stanley
5.500% due 01/26/2020		300	338
MUFG Union Bank N.A.
2.250% due 05/06/2019		3,000	2,993

Navient Corp.
5.500% due 01/15/2019	5,700	5,842
5.625% due 08/01/2033	2,000	1,515
7.250% due 01/25/2022	2,600	2,828
8.450% due 06/15/2018	50,650	56,601
Nippon Life Insurance Co.
5.000% due 10/18/2042	3,900	4,079
Nomura Holdings, Inc.
2.000% due 09/13/2016	2,300	2,320
Nordea Bank AB
4.875% due 01/27/2020	4,823	5,376
Omega Healthcare Investors, Inc.
4.950% due 04/01/2024	2,250	2,353
OMX Timber Finance Investments LLC
5.420% due 01/29/2020	1,200	1,343
PPF Funding, Inc.
5.700% due 04/15/2017	3,500	3,730
Prologis LP
4.250% due 08/15/2023	2,500	2,646
Prudential Financial, Inc.
7.375% due 06/15/2019	350	421
RCI Banque S.A.
4.600% due 04/12/2016	4,000	4,158
Reliance Standard Life Global Funding
2.500% due 04/24/2019	9,000	9,051
Resona Bank Ltd.
5.850% due 04/15/2016 (d)	6,900	7,236
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)	26,135	29,533
Royal Bank of Scotland PLC
9.500% due 03/16/2022	3,761	4,282
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	10,000	9,362
SL Green Realty Corp.
4.500% due 12/01/2022	6,700	6,831
5.000% due 08/15/2018	6,350	6,816
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (d)	14,000	17,045
State Bank of India
3.622% due 04/17/2019	1,000	1,015
State Street Capital Trust
1.241% due 06/01/2077	15,500	12,942
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017	1,946	2,028
Stone Street Trust
5.902% due 12/15/2015	13,900	14,473
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024	4,700	4,876
Synchrony Financial
3.000% due 08/15/2019	2,400	2,428
3.750% due 08/15/2021	1,300	1,329
Temasek Financial Ltd.
4.300% due 10/25/2019	7,550	8,307
Tiers Trust
8.125% due 09/15/2017	267	282
UBS AG
2.375% due 08/14/2019	10,400	10,406
5.125% due 05/15/2024	11,165	11,237
5.875% due 12/20/2017	2,499	2,792
7.625% due 08/17/2022	8,550	10,081
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)	14,900	15,422
UDR, Inc.
3.700% due 10/01/2020	1,100	1,142
3.750% due 07/01/2024	7,550	7,616
USB Capital
3.500% due 02/02/2015 (d)	14,250	11,542
Vornado Realty LP
2.500% due 06/30/2019	8,950	8,882
Voya Financial, Inc.
2.900% due 02/15/2018	7,950	8,145
Wachovia Capital Trust
5.570% due 02/02/2015 (d)	25,010	24,272
Wells Fargo & Co.
5.900% due 06/15/2024 (d)	3,750	3,788
7.980% due 03/15/2018 (d)	17,800	19,736

		1,429,813

INDUSTRIALS 15.4%
Amazon.com, Inc.
2.600% due 12/05/2019	1,500	1,517
3.800% due 12/05/2024	4,000	4,106
Amgen, Inc.
3.625% due 05/22/2024	4,000	4,074

Asciano Finance Ltd.
4.625% due 09/23/2020	4,005	4,187
Aviation Capital Group Corp.
7.125% due 10/15/2020	14,600	16,826
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	544	559
Boston Scientific Corp.
2.650% due 10/01/2018	3,830	3,838
Burlington Northern Santa Fe LLC
4.100% due 06/01/2021	5,000	5,431
8.125% due 04/15/2020	7,000	8,689
Cielo S.A.
3.750% due 11/16/2022	9,500	8,574
CNPC General Capital Ltd.
2.750% due 05/14/2019	3,400	3,380
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	49	51
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	58
ConAgra Foods, Inc.
1.900% due 01/25/2018	1,626	1,616
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	3,314	3,363
4.750% due 07/12/2022	8,215	8,749
6.000% due 07/12/2020	1,022	1,058
7.250% due 05/10/2021	697	805
7.707% due 10/02/2022	24	27
9.000% due 01/08/2018	1,269	1,396
Continental Resources, Inc.
3.800% due 06/01/2024	5,650	5,010
4.500% due 04/15/2023	3,300	3,144
Covidien International Finance S.A.
6.000% due 10/15/2017	175	196
COX Communications, Inc.
3.250% due 12/15/2022	9,250	9,098
5.875% due 12/01/2016	100	108
Crown Castle Towers LLC
6.113% due 01/15/2040	700	806
CVS Pass-Through Trust
6.943% due 01/10/2030	6,018	7,309
7.507% due 01/10/2032	1,965	2,510
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020	498	548
8.021% due 02/10/2024	335	387
Enbridge, Inc.
3.500% due 06/10/2024	300	282
Energy Transfer Partners LP
9.700% due 03/15/2019	444	558
Ensco PLC
4.500% due 10/01/2024	2,050	1,979
Enterprise Products Operating LLC
3.350% due 03/15/2023	1,700	1,684
3.900% due 02/15/2024	700	714
6.500% due 01/31/2019	1,634	1,875
General Electric Co.
2.700% due 10/09/2022	650	651
Georgia-Pacific LLC
8.875% due 05/15/2031	2,326	3,614
Glencore Finance Canada Ltd.
4.250% due 10/25/2022	4,000	3,987
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	3,500	2,958
Goldcorp, Inc.
3.625% due 06/09/2021	3,000	3,009
GTL Trade Finance, Inc.
5.893% due 04/29/2024	2,726	2,637
Hospira, Inc.
5.200% due 08/12/2020	4,600	4,941
Imperial Tobacco Finance PLC
3.500% due 02/11/2023	1,300	1,280
Incitec Pivot Ltd.
4.000% due 12/07/2015	7,000	7,163
Kinder Morgan, Inc.
7.800% due 08/01/2031	23,385	28,545
8.050% due 10/15/2030	9,200	11,324
KLA-Tencor Corp.
4.125% due 11/01/2021	1,500	1,539
Lender Processing Services, Inc.
5.750% due 04/15/2023	3,550	3,745
Masco Corp.
4.800% due 06/15/2015	5,000	5,078
6.125% due 10/03/2016	5,750	6,127
7.125% due 03/15/2020	1,000	1,160
McKesson Corp.
3.796% due 03/15/2024	8,400	8,646

Medtronic, Inc.
1.043% due 03/15/2020	3,000	3,001
3.150% due 03/15/2022	2,700	2,747
3.500% due 03/15/2025	3,400	3,486
Mid-America Apartments LP
3.750% due 06/15/2024	1,800	1,810
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	27,100	29,810
Motorola Solutions, Inc.
4.000% due 09/01/2024	3,000	3,024
Mylan, Inc.
3.125% due 01/15/2023	650	630
NetApp, Inc.
3.375% due 06/15/2021	750	753
Newcrest Finance Pty. Ltd.
4.200% due 10/01/2022	3,775	3,411
Odebrecht Offshore Drilling Finance Ltd.
6.750% due 10/01/2022	754	692
Owens Corning
4.200% due 12/15/2022	250	254
Petrobras International Finance Co. S.A.
7.875% due 03/15/2019	6,700	7,084
Petrofac Ltd.
3.400% due 10/10/2018	2,800	2,765
Pioneer Natural Resources Co.
6.650% due 03/15/2017	3,000	3,289
6.875% due 05/01/2018	4,800	5,378
Pride International, Inc.
8.500% due 06/15/2019	1,600	1,917
QVC, Inc.
4.450% due 02/15/2025	4,250	4,162
4.850% due 04/01/2024	700	714
Reed Elsevier Capital, Inc.
3.125% due 10/15/2022	278	276
Reynolds American, Inc.
6.750% due 06/15/2017	5,800	6,465
Rock-Tenn Co.
4.450% due 03/01/2019	1,100	1,172
Rockies Express Pipeline LLC
5.625% due 04/15/2020	17,525	17,306
Rohm & Haas Co.
6.000% due 09/15/2017	3,081	3,410
SBA Tower Trust
3.598% due 04/15/2043	27,600	27,735
Southwestern Energy Co.
4.100% due 03/15/2022	850	835
7.500% due 02/01/2018	3,500	3,946
Suncor Energy, Inc.
3.600% due 12/01/2024	2,150	2,132
TCI Communications, Inc.
8.750% due 08/01/2015	127	133
Telefonica Emisiones S.A.U.
4.949% due 01/15/2015	4,350	4,354
6.421% due 06/20/2016	4,750	5,084
Time Warner Cable, Inc.
6.550% due 05/01/2037	4,400	5,683
8.750% due 02/14/2019	1,200	1,487
Time Warner, Inc.
7.625% due 04/15/2031	505	706
7.700% due 05/01/2032	185	264
Transocean, Inc.
6.000% due 03/15/2018	5,992	5,768
6.500% due 11/15/2020 (f)	4,044	3,840
7.375% due 04/15/2018	3,364	3,319
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	2,364	2,754
UAL Equipment Trust AB
10.850% due 02/19/2015 ^	384	177
UAL Pass-Through Trust
9.750% due 07/15/2018	3,292	3,654
UAL Pass-Through Trust AB
10.125% due 03/22/2015 ^	812	447
United Airlines Pass-Through Trust
3.750% due 03/03/2028	3,000	3,023
Universal Health Services, Inc.
7.125% due 06/30/2016	500	537
Viacom, Inc.
2.500% due 09/01/2018	5,650	5,705
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	1,800	1,724
Williams Partners LP
4.300% due 03/04/2024	1,000	1,000

Wynn Las Vegas LLC
5.375% due 03/15/2022	10,000	10,200

		408,979

UTILITIES 8.5%
AEP Texas Central Co.
6.650% due 02/15/2033	300	397
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	19,750	20,431
AT&T, Inc.
4.800% due 06/15/2044	4,600	4,706
BG Energy Capital PLC
4.000% due 10/15/2021	7,000	7,210
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	1,382	1,500
BVPS Funding Corp.
8.890% due 06/01/2017	418	445
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,649
Electricite de France S.A.
5.625% due 01/22/2024 (d)	4,000	4,216
Enable Midstream Partners LP
2.400% due 05/15/2019	5,350	5,209
FirstEnergy Corp.
7.375% due 11/15/2031	288	349
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	130	126
9.250% due 04/23/2019	200	205
Indiana Michigan Power Co.
7.000% due 03/15/2019	6,075	7,186
Israel Electric Corp. Ltd.
5.625% due 06/21/2018	500	531
Jersey Central Power & Light Co.
5.650% due 06/01/2017	700	762
KT Corp.
1.750% due 04/22/2017	7,500	7,489
Metropolitan Edison Co.
7.700% due 01/15/2019	155	186
NGPL PipeCo LLC
7.119% due 12/15/2017	15,720	15,523
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,493
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	10,250
Petrobras Global Finance BV
6.250% due 03/17/2024	9,000	8,586
Plains All American Pipeline LP
8.750% due 05/01/2019	700	872
PNPP Funding Corp.
9.120% due 05/30/2016	183	189
PSEG Power LLC
5.320% due 09/15/2016	6,100	6,521
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,975
Rosneft Finance S.A.
7.500% due 07/18/2016	4,200	4,045
7.875% due 03/13/2018	16,250	15,060
Sinopec Group Overseas Development Ltd.
1.009% due 04/10/2017	7,500	7,514
1.149% due 04/10/2019	8,500	8,516
Utility Contract Funding LLC
7.944% due 10/01/2016	172	183
Verizon Communications, Inc.
4.862% due 08/21/2046	1,757	1,809
5.012% due 08/21/2054	4,821	5,009
5.150% due 09/15/2023	64,400	71,163

		224,305

Total Corporate Bonds & Notes (Cost $1,954,842)		2,063,097

MUNICIPAL BONDS & NOTES 0.0%
UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	725	958

Total Municipal Bonds & Notes (Cost $739)		958

U.S. GOVERNMENT AGENCIES 0.0%
Ginnie Mae
8.500% due 08/15/2030	23	27

Total U.S. Government Agencies (Cost $24)		27

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Bonds
3.125% due 08/15/2044 (f)	58,100	62,562
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2023 (h)	1,683	1,668
2.375% due 01/15/2025 (h)(j)	30,923	36,388
U.S. Treasury Notes
2.250% due 11/15/2024	13,050	13,140

Total U.S. Treasury Obligations (Cost $112,506)		113,758

MORTGAGE-BACKED SECURITIES 0.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.299% due 01/15/2046	2,600	2,675
Structured Asset Mortgage Investments Trust
0.864% due 03/19/2034	1,572	1,544

Total Mortgage-Backed Securities (Cost $4,111)		4,219

ASSET-BACKED SECURITIES 0.7%
Cavalry CLO Ltd.
1.528% due 01/16/2024	3,100	3,100
Eagle Ltd.
2.570% due 12/15/2039	1,400	1,399
Elm CLO Ltd.
1.635% due 01/17/2023	4,400	4,400
Inwood Park CDO Ltd.
0.456% due 01/20/2021	537	535
Race Point CLO Ltd.
1.541% due 12/15/2022	5,000	5,010
Springleaf Funding Trust
3.920% due 01/16/2023	3,200	3,247

Total Asset-Backed Securities (Cost $17,574)		17,691

SOVEREIGN ISSUES 0.1%
Korea Housing Finance Corp.
4.125% due 12/15/2015	1,400	1,439

Total Sovereign Issues (Cost $1,405)		1,439

	SHARES
COMMON STOCKS 1.5%
CONSUMER DISCRETIONARY 1.2%
Cedar Fair LP	6,653	318
Las Vegas Sands Corp.	124,501	7,241
Melco Crown Entertainment Ltd. - ADR	362,070	9,197
MGM Resorts International (a)	418,395	8,945
Wynn Resorts Ltd.	53,082	7,896

		33,597

FINANCIALS 0.1%
Citigroup, Inc.	28,887	1,563

INFORMATION TECHNOLOGY 0.2%
QUALCOMM, Inc.	65,894	4,898

Total Common Stocks (Cost $43,628)		40,058

CONVERTIBLE PREFERRED SECURITIES 1.2%
BANKING & FINANCE 1.2%
Wells Fargo & Co.
7.500% (d)	27,300	33,176

Total Convertible Preferred Securities (Cost $21,287)		33,176

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Citigroup Capital
7.875% due 10/30/2040	147,300	3,915
CoBank ACB
6.200% due 01/01/2025 (d)	30,000	3,003

		6,918

UTILITIES 0.0%
SCE Trust
5.750% due 03/15/2024 (d)	20,000	538

Total Preferred Securities (Cost $7,557)		7,456

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.6%
CERTIFICATES OF DEPOSIT 0.8%
Banco Bilbao Vizcaya Argentaria S.A.
1.082% due 05/16/2016	$5,000	4,997
Intesa Sanpaolo SpA
1.610% due 04/11/2016	15,500	15,532

		20,529

REPURCHASE AGREEMENTS (e) 0.1%		3,892

U.S. TREASURY BILLS 0.7%
0.059% due 01/08/2015 - 05/28/2015 (b)(h)(j)	17,811	17,809

Total Short-Term Instruments (Cost $42,200)		42,230

Total Investments in Securities (Cost $2,405,376)		2,522,561

	SHARES
INVESTMENTS IN AFFILIATES 5.3%
SHORT-TERM INSTRUMENTS 5.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%
PIMCO Short-Term Floating NAV Portfolio	1,431	14
PIMCO Short-Term Floating NAV Portfolio III	14,154,100	140,296

Total Short-Term Instruments (Cost $141,085)		140,310

Total Investments in Affiliates (Cost $141,085)		140,310

Total Investments 100.5% (Cost $2,546,461)		$2,662,871
Financial Derivative Instruments (g)(i) 0.5% (Cost or Premiums, net $8,420)		11,929
Other Assets and Liabilities, net (1.0%)		(24,519)

Net Assets 100.0%		$2,650,281

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$3,892	Fannie Mae 2.120% due 11/07/2022	$(3,973)	$3,892	$3,892

Total Repurchase Agreements						$(3,973)	$3,892	$3,892

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DBL	(1.750%)	12/10/2014	12/08/2016	$(3,806)	$(3,806)
DEU	0.100%	12/19/2014	01/07/2015	(57,325)	(57,327)

Total Reverse Repurchase Agreements					$(61,133)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.200%	12/30/2014	01/06/2015	$(2,281)	$(2,282)
	0.250%	12/30/2014	01/06/2015	(2,468)	(2,469)

Total Sale-Buyback Transactions					$(4,751)

(2)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $9,000 at a weighted average interest rate of (0.468%).
(3)	Payable for sale-buyback transactions includes $2 of deferred price drop on sale-buyback transactions.

(f)	Securities with an aggregate market value of $66,360 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.IG-20 5-Year Index	1.000%	06/20/2018	$3,700	$73	$45	$1	$0
CDX.IG-22 5-Year Index	1.000%	06/20/2019	42,850	785	40	7	0
CDX.IG-23 5-Year Index	1.000%	12/20/2019	94,400	1,538	97	7	0

				$2,396	$182	$15	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.250%	12/17/2019	$87,200	$(2,095)	$(70)	$0	$(69)
Receive	3-Month USD-LIBOR	2.250%	06/17/2020	73,200	(874)	(63)	0	(61)
Receive	3-Month USD-LIBOR	2.700%	07/18/2024	213,000	(10,765)	(10,024)	0	(231)
Receive	3-Month USD-LIBOR	3.000%	12/17/2024	53,600	(3,549)	(1,280)	0	(59)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	90,000	(15,291)	(18,719)	0	(139)

					$(32,574)	$(30,156)	$0	$(559)

Total Swap Agreements					$(30,178)	$(29,974)	$15	$(559)

(h)	Securities with an aggregate market value of $18,960 and cash of $1,696 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(i)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$46,900	$3,718	$449

Total Purchased Options							$3,718	$449

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Call - OTC CDX.IG-23 5-Year Index	Buy	0.600%	01/21/2015	$51,200	$(25)	$(9)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	01/21/2015	51,200	(69)	(14)
	Call - OTC CDX.IG-23 5-Year Index	Buy	0.550%	02/18/2015	62,000	(42)	(14)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	02/18/2015	62,000	(112)	(66)
FBF	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	02/18/2015	27,500	(33)	(21)

						$(281)	$(124)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	$197,100	$(3,706)	$(1,327)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/13/2015	83,900	(408)	(696)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	02/13/2015	83,900	(397)	(28)
MYC	Call - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Receive	2.910%	08/17/2015	242,900	(874)	(1,197)
	Put - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Pay	2.910%	08/17/2015	242,900	(874)	(345)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	24,500	(125)	(208)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	24,500	(123)	(14)

							$(6,507)	$(3,815)

Total Written Options							$(6,788)	$(3,939)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway Finance Corp.	1.000%	12/20/2017	0.302%	$2,400	$(13)	$63	$50	$0
	Brazil Government International Bond	1.000%	12/20/2018	1.636%	3,700	(189)	101	0	(88)
	Goldman Sachs Group, Inc.	1.000%	09/20/2018	0.649%	2,000	23	3	26	0
	Italy Government International Bond	1.000%	12/20/2018	1.030%	100	(5)	5	0	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%	12,800	(221)	190	0	(31)
	Prudential Financial, Inc.	1.000%	03/20/2019	0.431%	10,000	161	77	238	0
	Prudential Financial, Inc.	1.000%	09/20/2019	0.510%	8,000	163	18	181	0
	Toyota Motor Corp.	1.000%	03/20/2015	0.064%	4,200	26	(16)	10	0
BPS	Masco Corp.	5.000%	12/20/2017	0.559%	10,700	1,404	10	1,414	0
	Petrobras International Finance Co.	1.000%	06/20/2018	4.516%	3,000	(150)	(176)	0	(326)
	Petrobras International Finance Co.	1.000%	06/20/2019	4.431%	2,000	(154)	(110)	0	(264)
	Petrobras International Finance Co.	1.000%	09/20/2019	4.418%	1,900	(99)	(162)	0	(261)
BRC	Berkshire Hathaway, Inc.	1.000%	12/20/2021	0.791%	4,200	30	28	58	0
	Ford Motor Co.	5.000%	12/20/2015	0.188%	1,550	166	(91)	75	0
	Ford Motor Co.	5.000%	09/20/2017	0.508%	10,000	1,252	(22)	1,230	0
	Ford Motor Co.	5.000%	12/20/2017	0.551%	30,000	3,863	108	3,971	0
	General Electric Capital Corp.	1.000%	03/20/2015	0.261%	8,000	56	(41)	15	0
	General Electric Capital Corp.	1.000%	12/20/2017	0.429%	750	(9)	22	13	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.510%	32,000	465	187	652	0
	Goldman Sachs Group, Inc.	1.000%	03/20/2019	0.714%	4,000	13	35	48	0
	Italy Government International Bond	1.000%	12/20/2018	1.030%	100	(5)	5	0	0
	MetLife, Inc.	1.000%	12/20/2018	0.498%	11,000	0	218	218	0
	Prudential Financial, Inc.	1.000%	09/20/2019	0.510%	10,000	202	25	227	0
	Toyota Motor Corp.	1.000%	03/20/2015	0.064%	3,300	16	(8)	8	0
CBK	Brazil Government International Bond	1.000%	12/20/2018	1.636%	3,000	(143)	71	0	(72)
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2016	0.454%	9,500	(102)	182	80	0
	MetLife, Inc.	1.000%	09/20/2019	0.608%	10,000	194	(12)	182	0
DUB	Berkshire Hathaway Finance Corp.	1.000%	12/20/2017	0.302%	8,700	(35)	217	182	0
	Ford Motor Co.	5.000%	09/20/2017	0.508%	2,000	251	(5)	246	0
	Ford Motor Co.	5.000%	12/20/2017	0.551%	32,500	4,022	279	4,301	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.510%	500	8	2	10	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%	16,600	(319)	278	0	(41)
	MetLife, Inc.	1.000%	09/20/2021	0.909%	24,500	256	(109)	147	0
	Morgan Stanley	1.000%	03/20/2021	0.957%	5,000	(38)	52	14	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.431%	7,550	131	48	179	0
	Prudential Financial, Inc.	1.000%	09/20/2021	0.786%	14,700	170	32	202	0
GST	Continental Resources, Inc.	1.000%	06/20/2016	0.740%	1,000	13	(9)	4	0
	Enbridge, Inc.	1.000%	09/20/2017	1.477%	6,000	103	(177)	0	(74)
	Italy Government International Bond	1.000%	12/20/2018	1.030%	9,300	(606)	598	0	(8)
	Italy Government International Bond	1.000%	03/20/2019	1.069%	65,800	(1,115)	952	0	(163)
HUS	Italy Government International Bond	1.000%	03/20/2019	1.069%	3,200	(67)	59	0	(8)
	Petrobras International Finance Co.	1.000%	06/20/2019	4.431%	2,300	(189)	(114)	0	(303)
	Russia Government International Bond	1.000%	06/20/2019	4.809%	1,700	(106)	(141)	0	(247)
JPM	Brazil Government International Bond	1.000%	12/20/2018	1.636%	2,250	(120)	66	0	(54)
	Domtar Corp.	1.000%	03/20/2019	1.059%	1,000	(19)	17	0	(2)
	Enbridge, Inc.	1.000%	12/20/2019	2.223%	1,550	8	(94)	0	(86)
	Ford Motor Credit Co. LLC	5.000%	03/20/2019	0.647%	19,110	3,630	(204)	3,426	0
	Standard Chartered PLC	1.000%	03/20/2019	0.740%	7,000	(66)	143	77	0
MYC	Barrick Gold Corp.	1.000%	12/20/2018	1.257%	2,800	(115)	88	0	(27)
	Barrick Gold Corp.	1.000%	06/20/2019	1.507%	5,100	(116)	7	0	(109)
	Domtar Corp.	1.000%	03/20/2019	1.059%	1,000	(23)	21	0	(2)
	Domtar Corp.	1.000%	06/20/2019	1.181%	2,500	(41)	22	0	(19)
	General Electric Capital Corp.	1.000%	12/20/2017	0.429%	24,500	(333)	752	419	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.510%	45,000	686	232	918	0
	Italy Government International Bond	1.000%	12/20/2018	1.030%	22,700	(1,073)	1,054	0	(19)
	Transocean, Inc.	1.000%	12/20/2019	6.466%	1,800	(241)	(146)	0	(387)

						$11,600	$4,630	$18,821	$(2,591)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized (Depreciation)	Asset	Liability
CBK	MCDX-23 10-Year Index	1.000%	12/20/2024	$5,750	$(110)	$(25)	$0	$(135)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized (Depreciation)	Asset	Liability
DUB	Pay	3-Month USD-CPURNSA Index	1.540%	11/07/2016	$1,700	$0	$(28)	$0	$(28)
MYC	Pay	3-Month USD-CPURNSA Index	1.533%	11/07/2016	6,500	0	(104)	0	(104)

						$0	$(132)	$0	$(132)

Total Swap Agreements						$11,490	$4,473	$18,821	$(2,858)

(j)	Securities with an aggregate market value of $2,626 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$165,479	$32,973	$198,452
Corporate Bonds & Notes
Banking & Finance	0	1,428,470	1,343	1,429,813
Industrials	0	383,215	25,764	408,979
Utilities	0	222,805	1,500	224,305
Municipal Bonds & Notes
Utah	0	958	0	958
U.S. Government Agencies	0	27	0	27
U.S. Treasury Obligations	0	113,758	0	113,758
Mortgage-Backed Securities	0	4,219	0	4,219
Asset-Backed Securities	0	13,045	4,646	17,691
Sovereign Issues	0	1,439	0	1,439
Common Stocks
Consumer Discretionary	33,597	0	0	33,597
Financials	1,563	0	0	1,563
Information Technology	4,898	0	0	4,898
Convertible Preferred Securities
Banking & Finance	0	33,176	0	33,176
Preferred Securities
Banking & Finance	3,915	3,003	0	6,918
Utilities	0	538	0	538
Short-Term Instruments
Certificates of Deposit	0	20,529	0	20,529
Repurchase Agreements	0	3,892	0	3,892
U.S. Treasury Bills	0	17,809	0	17,809
	$43,973	$2,412,362	$66,226	$2,522,561

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$140,310	$0	$0	$140,310

Total Investments	$184,283	$2,412,362	$66,226	$2,662,871

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	15	0	15
Over the counter	0	19,266	4	19,270
	$0	$19,281	$4	$19,285

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(559)	0	(559)
Over the counter	0	(6,797)	0	(6,797)

	$0	$(7,356)	$0	$(7,356)

Totals	$184,283	$2,424,287	$66,230	$2,674,800

There were assets and liabilities valued at $33,715 transferred from Level 1 to Level 2 during the period ended December 31, 2014. There were no significant assets and liabilities transferred from Level 2 to Level 1 during the period ended December 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2014 (2)
Investments in Securities, at Value
Bank Loan Obligations	$0	$33,000	$0	$0	$0	$(27)	$0	$0	$32,973	$(27)
Corporate Bonds & Notes
Banking & Finance	1,198	1,116	(64)	(8)	(1)	7	0	(905)	1,343	10
Industrials	44,706	3,000	(21,083)	(181)	1,170	(1,848)	0	0	25,764	(192)
Utilities	0	0	0	0	0	0	1,500	0	1,500	0
Asset-Backed Securities	3,286	1,400	0	5	0	(45)	0	0	4,646	(45)

	$49,190	$38,516	$(21,147)	$(184)	$1,169	$(1,913)	$1,500	$(905)	$66,226	$(254)
Financial Derivative Instruments - Assets
Over the counter	0	13	0	0	0	(9)	0	0	4	(9)

Totals	$49,190	$38,529	$(21,147)	$(184)	$1,169	$(1,922)	$1,500	$(905)	$66,230	$(263)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$32,973	Benchmark Pricing	Base Price	99.19 - 101.63
Corporate Bonds & Notes
Banking & Finance	1,343	Third Party Vendor	Broker Quote	111.93
Industrials	25,764	Third Party Vendor	Broker Quote	100.75 - 116.50
Utilities	1,500	Third Party Vendor	Broker Quote	108.53
Asset-Backed Securities	3,247	Benchmark Pricing	Base Price	101.53
	1,399	Third Party Vendor	Broker Quote	99.88
Financial Derivative Instruments - Assets
Over the counter	4	Indicative Market Quotation	Broker Quote	0.38

Total	$66,230

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Corporate Bond Portfolio

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.2%
BANK LOAN OBLIGATIONS 5.0%
AASET
TBD% due 12/15/2020	$19,000	$18,951
Activision Blizzard, Inc.
3.250% due 10/12/2020	11,136	11,130
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021	97,692	97,448
AWAS Aviation Capital Ltd.
4.870% due 09/29/2021	68,000	69,030
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018	1,967	1,942
Charter Communications Operating LLC
3.000% due 07/01/2020	20,214	19,846
3.000% due 01/04/2021	5,987	5,878
4.250% due 09/12/2021	3,000	3,019
Crown Castle International Corp.
3.000% due 01/31/2019	7,383	7,329
Crown Castle Operating Co.
3.000% due 01/31/2021	147,269	145,005
CSC Holdings, Inc.
2.669% due 04/17/2020	31,539	30,932
Dell, Inc.
3.750% due 10/29/2018	17,070	17,018
4.500% due 04/29/2020	10,200	10,186
Delos Finance SARL
3.500% due 03/06/2021	59,550	59,203
Delta Air Lines, Inc.
2.133% due 09/30/2019	115,824	114,785
2.232% due 05/09/2019	30,245	30,320
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016	12,788	12,808
Las Vegas Sands LLC
3.250% due 12/18/2020	221,966	220,936
Norwegian Air Shuttle
4.110% - 4.250% due 06/24/2026	69,938	69,968
NRG Energy, Inc.
2.750% due 07/02/2018	45,762	44,961
Rise Ltd.
4.750% due 01/31/2021 (e)	27,964	28,242
RPI Finance Trust
TBD% due 11/09/2020	7,100	7,097
2.755% due 11/09/2016	288	287
3.250% due 05/09/2018	14,173	14,156
3.250% due 11/09/2018	6,525	6,519
Sensata Technologies BV
TBD% due 05/12/2019	2,120	2,120
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016	3,217	3,235
WR Grace & Co.
1.000% due 02/03/2021	8,597	8,565
3.000% due 02/03/2021	23,893	23,803

Total Bank Loan Obligations (Cost $1,088,165)		1,084,719

CORPORATE BONDS & NOTES 77.2%
BANKING & FINANCE 28.1%
Aflac, Inc.
6.450% due 08/15/2040	700	914
Alexandria Real Estate Equities, Inc.
4.500% due 07/30/2029	4,575	4,697
Alleghany Corp.
4.900% due 09/15/2044	7,100	7,477
American Campus Communities Operating Partnership LP
3.750% due 04/15/2023	4,200	4,200
American Express Co.
6.800% due 09/01/2066	4,500	4,725
American International Group, Inc.
4.500% due 07/16/2044	44,700	47,423
6.820% due 11/15/2037	10,000	13,778
8.175% due 05/15/2068	350	476
American Tower Corp.
3.500% due 01/31/2023	1,100	1,065
4.700% due 03/15/2022	22,300	23,417
5.000% due 02/15/2024	1,500	1,594

Aon PLC
4.250% due 12/12/2042		5,050	4,928
4.450% due 05/24/2043		7,550	7,555
4.600% due 06/14/2044		10,400	10,844
AyT Cedulas Cajas Global
4.750% due 05/25/2027	EUR	1,500	2,322
Banco Continental S.A. Via Continental Senior Trustees Cayman Ltd.
5.750% due 01/18/2017		$3,000	3,180
Banco de Credito del Peru
4.250% due 04/01/2023		23,400	23,224
5.375% due 09/16/2020		2,700	2,929
Banco de Credito e Inversiones
4.000% due 02/11/2023		6,600	6,503
Banco do Brasil S.A.
3.875% due 10/10/2022		23,950	22,034
4.500% due 01/20/2016	EUR	4,000	4,925
Banco Popolare SC
3.500% due 03/14/2019		100	126
Banco Santander Brasil S.A.
4.500% due 04/06/2015		$700	706
4.625% due 02/13/2017		9,300	9,684
Banco Santander Chile
3.875% due 09/20/2022		60,100	59,664
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		9,550	9,480
Bank of America Corp.
2.600% due 01/15/2019		7,159	7,219
3.300% due 01/11/2023		5,534	5,540
4.875% due 04/01/2044		44,100	48,919
5.000% due 05/13/2021		8,100	9,051
5.650% due 05/01/2018		32,100	35,689
5.700% due 01/24/2022		1,350	1,566
5.875% due 01/05/2021		27,100	31,462
6.000% due 09/01/2017		2,605	2,874
6.400% due 08/28/2017		18,945	21,122
6.500% due 08/01/2016		1,610	1,736
6.875% due 04/25/2018		90,365	103,869
6.875% due 11/15/2018		3,300	3,840
7.625% due 06/01/2019		23,260	28,139
7.750% due 05/14/2038		15,700	22,244
Bank of America N.A.
6.000% due 10/15/2036		1,700	2,136
Bank of Scotland PLC
6.375% due 08/16/2019	GBP	2,900	5,171
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.200% due 02/26/2023		$19,700	19,828
3.750% due 03/10/2024		11,350	11,780
Bank One Corp.
8.000% due 04/29/2027		3,600	4,867
Banque PSA Finance S.A.
4.250% due 02/25/2016	EUR	18,000	22,595
Barclays Bank PLC
3.750% due 05/15/2024		$10,300	10,638
7.625% due 11/21/2022		46,050	50,439
7.750% due 04/10/2023		8,700	9,494
10.179% due 06/12/2021		12,940	17,417
14.000% due 06/15/2019 (d)	GBP	18,400	37,784
BBVA Banco Continental S.A.
3.250% due 04/08/2018		$2,100	2,128
5.000% due 08/26/2022		12,700	13,264
BBVA Bancomer S.A.
6.500% due 03/10/2021		43,185	46,981
6.750% due 09/30/2022		21,500	23,704
Bear Stearns Cos. LLC
4.650% due 07/02/2018		2,000	2,169
6.400% due 10/02/2017		34,900	39,112
7.250% due 02/01/2018		22,300	25,720
Berkshire Hathaway Finance Corp.
4.400% due 05/15/2042		8,350	9,018
Berkshire Hathaway, Inc.
4.500% due 02/11/2043		24,100	26,465
BGC Partners, Inc.
5.375% due 12/09/2019		45,100	44,341
BNP Paribas S.A.
7.195% due 06/25/2037 (d)		17,300	20,090
7.781% due 07/02/2018 (d)	EUR	4,000	5,623
BPCE S.A.
4.625% due 07/11/2024		$9,000	8,754
5.150% due 07/21/2024		6,600	6,814
5.700% due 10/22/2023		6,500	7,001
Brown & Brown, Inc.
4.200% due 09/15/2024		12,300	12,464
Cantor Fitzgerald LP
7.875% due 10/15/2019		11,790	12,940
Carlyle Holdings Finance LLC
5.625% due 03/30/2043		200	233

Cedulas Fondo de Titulizacion de Activos
4.250% due 04/10/2031	EUR	6,000	8,978
Chubb Corp.
6.500% due 05/15/2038		$200	276
Citigroup, Inc.
0.783% due 08/25/2036		1,000	806
3.500% due 05/15/2023		1,600	1,559
3.875% due 10/25/2023		1,100	1,145
4.500% due 01/14/2022		25,400	27,798
6.000% due 08/15/2017		10,000	11,071
6.125% due 08/25/2036		7,100	8,491
6.625% due 06/15/2032		900	1,124
6.675% due 09/13/2043		6,500	8,435
8.125% due 07/15/2039		135,828	208,627
CME Group, Inc.
5.300% due 09/15/2043		4,825	5,870
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6.875% due 03/19/2020	EUR	36,400	52,399
8.375% due 07/26/2016 (d)		$4,700	5,029
8.400% due 06/29/2017 (d)		10,769	11,819
11.000% due 06/30/2019 (d)		24,275	31,303
Countrywide Capital
8.050% due 06/15/2027		2,680	3,406
Credit Agricole S.A.
3.875% due 04/15/2024		15,000	15,528
8.125% due 09/19/2033		31,000	34,702
8.375% due 10/13/2019 (d)		4,970	5,753
Credit Suisse
5.750% due 09/18/2025	EUR	6,400	8,770
6.500% due 08/08/2023		$71,427	78,586
CubeSmart LP
4.800% due 07/15/2022		2,100	2,310
Deutsche Annington Finance BV
5.000% due 10/02/2023		2,200	2,311
Doctors Co.
6.500% due 10/15/2023		31,800	35,036
Dominion Gas Holdings LLC
4.800% due 11/01/2043		800	866
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		24,999	25,879
Education Realty Operating Partnership LP
4.600% due 12/01/2024		3,300	3,386
ERP Operating LP
4.500% due 07/01/2044		20,500	21,453
Federal Realty Investment Trust
4.500% due 12/01/2044		1,200	1,254
Fidelity National Financial, Inc.
5.500% due 09/01/2022		30,700	33,499
First American Financial Corp.
4.300% due 02/01/2023		7,100	7,136
First Union Capital
7.950% due 11/15/2029		1,000	1,353
FMR LLC
4.950% due 02/01/2033		6,800	7,564
5.150% due 02/01/2043		7,600	8,694
Ford Holdings LLC
9.300% due 03/01/2030		18,175	27,765
Ford Motor Credit Co. LLC
3.984% due 06/15/2016		9,800	10,153
4.207% due 04/15/2016		18,050	18,692
4.250% due 02/03/2017		21,000	22,064
5.000% due 05/15/2018		8,000	8,699
5.625% due 09/15/2015		3,000	3,096
6.625% due 08/15/2017		20,750	23,147
General Electric Capital Corp.
5.875% due 01/14/2038		85,600	108,539
6.150% due 08/07/2037		8,385	10,974
6.250% due 12/15/2022 (d)		17,500	19,141
6.375% due 11/15/2067		4,413	4,744
6.750% due 03/15/2032		4,500	6,164
6.875% due 01/10/2039		35,864	50,904
7.500% due 08/21/2035		42,268	62,136
Goldman Sachs Group, Inc.
2.625% due 01/31/2019		7,000	7,047
4.000% due 03/03/2024		30,800	32,012
4.800% due 07/08/2044		20,050	21,561
5.250% due 07/27/2021		17,200	19,429
5.375% due 03/15/2020		15,500	17,383
5.750% due 01/24/2022		21,400	24,777
5.950% due 01/18/2018		5,000	5,559
5.950% due 01/15/2027		210	241
6.000% due 06/15/2020		6,800	7,870
6.125% due 02/15/2033		7,400	9,097
6.150% due 04/01/2018		4,900	5,502
6.250% due 09/01/2017		17,600	19,596
6.250% due 02/01/2041		14,825	18,808

6.450% due 05/01/2036		5,600	6,790
6.750% due 10/01/2037 (f)		148,300	186,827
7.500% due 02/15/2019		92,700	110,363
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		6,200	7,158
6.375% due 04/15/2021		6,100	7,038
HBOS PLC
0.957% due 09/30/2016		1,000	998
5.374% due 06/30/2021	EUR	8,000	10,866
6.000% due 11/01/2033		$3,500	3,977
6.750% due 05/21/2018		20,623	23,036
HCP, Inc.
3.875% due 08/15/2024		4,200	4,275
6.750% due 02/01/2041		4,500	6,130
Health Care REIT, Inc.
6.500% due 03/15/2041		30,000	39,705
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		300	336
HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 (d)	GBP	2,000	3,283
HSBC Bank USA N.A.
7.000% due 01/15/2039		$15,350	22,050
HSBC Capital Funding LP
10.176% due 06/30/2030 (d)		10,922	16,492
HSBC Finance Capital Trust
5.911% due 11/30/2035		4,300	4,364
HSBC Finance Corp.
6.676% due 01/15/2021		26,375	31,332
HSBC Holdings PLC
4.000% due 03/30/2022		1,200	1,279
4.875% due 01/14/2022		3,800	4,242
5.100% due 04/05/2021		32,075	36,307
6.100% due 01/14/2042		29,550	39,609
6.375% due 09/17/2024 (d)		37,900	38,326
6.500% due 05/02/2036		21,400	27,572
6.500% due 09/15/2037		16,845	21,715
6.800% due 06/01/2038		27,300	36,324
7.350% due 11/27/2032		2,500	3,390
7.625% due 05/17/2032		11,547	15,959
HSBC USA, Inc.
3.500% due 06/23/2024		41,300	42,701
Industrial & Commercial Bank of China Ltd.
1.423% due 11/13/2017		77,300	77,807
2.351% due 11/13/2017		42,800	42,763
3.231% due 11/13/2019		14,200	14,276
ING Bank NV
5.800% due 09/25/2023		2,400	2,667
International Lease Finance Corp.
7.125% due 09/01/2018		34,300	38,502
Intesa Sanpaolo SpA
3.625% due 08/12/2015		1,100	1,115
5.017% due 06/26/2024		9,800	9,529
6.500% due 02/24/2021		10,000	11,583
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		21,200	21,200
5.500% due 08/06/2022		25,200	25,452
5.650% due 03/19/2022		20,650	20,960
5.750% due 01/22/2021		10,000	10,425
6.200% due 04/15/2020		5,700	6,056
6.200% due 12/21/2021		8,000	8,435
JPMorgan Chase & Co.
3.200% due 01/25/2023		27,400	27,441
3.250% due 09/23/2022		6,400	6,448
4.250% due 10/15/2020		31,500	33,892
4.400% due 07/22/2020		19,900	21,587
4.500% due 01/24/2022		68,500	74,899
4.625% due 05/10/2021		26,850	29,592
4.950% due 03/25/2020		6,100	6,746
5.000% due 07/01/2019 (d)		48,550	47,746
5.600% due 07/15/2041		22,750	27,647
5.625% due 08/16/2043		5,600	6,537
6.000% due 01/15/2018		1,800	2,015
6.000% due 08/01/2023 (d)		13,410	13,309
6.100% due 10/01/2024 (d)		79,700	79,700
6.125% due 04/30/2024 (d)		37,100	37,192
6.300% due 04/23/2019		15,575	18,102
6.400% due 05/15/2038		40,278	52,803
6.750% due 02/01/2024 (d)		46,292	49,127
7.900% due 04/30/2018 (d)		27,587	29,830
JPMorgan Chase Bank N.A.
5.375% due 09/28/2016	GBP	600	998
JPMorgan Chase Capital
1.207% due 09/30/2034		$2,000	1,680
KBC Bank NV
8.000% due 01/25/2023		4,200	4,725

Kilroy Realty LP
4.250% due 08/15/2029		11,500	11,532
LBG Capital PLC
15.000% due 12/21/2019	EUR	8,650	15,517
15.000% due 12/21/2019	GBP	19,275	41,368
Lloyds Bank PLC
7.625% due 04/22/2025		4,150	8,375
9.625% due 04/06/2023		2,200	4,757
9.875% due 12/16/2021		$400	460
12.000% due 12/16/2024 (d)		200	286
13.000% due 12/19/2021	AUD	6,900	6,545
Macquarie Bank Ltd.
6.625% due 04/07/2021		$27,200	31,441
Marsh & McLennan Cos., Inc.
4.050% due 10/15/2023		2,500	2,646
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		5,600	9,065
MetLife Capital Trust
7.875% due 12/15/2067		11,690	14,992
9.250% due 04/08/2068		42,766	61,369
MetLife, Inc.
10.750% due 08/01/2069		3,132	5,105
Metropolitan Life Global Funding
3.000% due 01/10/2023		1,500	1,495
Montpelier Re Holdings Ltd.
4.700% due 10/15/2022		3,000	3,096
Moody’s Corp.
5.250% due 07/15/2044		4,144	4,649
Morgan Stanley
5.500% due 01/26/2020		900	1,014
5.500% due 07/24/2020		17,145	19,367
5.950% due 12/28/2017		700	778
6.375% due 07/24/2042		45,700	60,916
6.625% due 04/01/2018		16,400	18,694
7.300% due 05/13/2019		47,410	56,289
MUFG Union Bank N.A.
2.625% due 09/26/2018		2,950	2,996
Mutual of Omaha Insurance Co.
4.297% due 07/15/2054		28,500	28,690
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		32,500	51,815
Navient Corp.
4.280% due 01/26/2015 (e)	HKD	15,000	1,937
4.875% due 06/17/2019		$5,000	5,027
5.500% due 01/15/2019		3,300	3,382
5.625% due 08/01/2033		32,045	24,274
6.250% due 01/25/2016		4,900	5,108
7.250% due 01/25/2022		26,750	29,091
8.000% due 03/25/2020		21,750	24,080
8.450% due 06/15/2018		65,227	72,891
New York Life Insurance Co.
6.750% due 11/15/2039		12,750	17,809
Nippon Life Insurance Co.
5.000% due 10/18/2042		8,000	8,367
5.100% due 10/16/2044		34,700	36,403
Nordea Bank AB
6.125% due 09/23/2024 (d)		6,250	6,207
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		29,900	38,957
Ohio National Life Insurance Co.
6.875% due 06/15/2042		400	509
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		6,000	5,954
Pacific Life Insurance Co.
9.250% due 06/15/2039		108,831	172,255
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		23,025	33,798
PNC Bank N.A.
4.200% due 11/01/2025		3,000	3,180
Prologis LP
4.250% due 08/15/2023		4,000	4,234
Prudential Financial, Inc.
4.600% due 05/15/2044		36,500	38,626
5.100% due 08/15/2043		6,200	7,011
5.200% due 03/15/2044		2,000	1,987
5.625% due 06/15/2043		7,000	7,191
5.700% due 12/14/2036		3,500	4,174
5.800% due 11/16/2041		5,000	6,078
6.200% due 11/15/2040		2,525	3,227
6.625% due 12/01/2037		700	930
6.625% due 06/21/2040		1,015	1,339
QBE Capital Funding Ltd.
7.250% due 05/24/2041		10,000	10,914
Rabobank Group
4.625% due 12/01/2023		3,300	3,507
11.000% due 06/30/2019 (d)		525	677

RCI Banque S.A.
3.500% due 04/03/2018		18,850	19,534
Regions Bank
6.450% due 06/26/2037		16,145	20,313
Regions Financial Corp.
7.375% due 12/10/2037		5,470	7,239
Rio Oil Finance Trust
6.750% due 01/06/2027		26,890	25,814
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		3,010	2,676
Santander Issuances S.A.U.
0.940% due 09/30/2019	EUR	3,900	4,611
1.303% due 01/31/2018	GBP	4,000	6,110
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	100	100
4.950% due 02/07/2017		$28,000	26,243
5.180% due 06/28/2019		17,870	15,904
5.400% due 03/24/2017		2,500	2,341
5.499% due 07/07/2015		5,850	5,806
5.717% due 06/16/2021		18,700	16,362
6.125% due 02/07/2022		16,750	14,929
Stifel Financial Corp.
4.250% due 07/18/2024		10,000	10,079
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/2024		8,450	8,766
Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044		24,600	27,525
6.850% due 12/16/2039		69,805	95,670
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	373	612
TIAA Asset Management Finance Co. LLC
4.125% due 11/01/2024		$4,300	4,414
Transatlantic Holdings, Inc.
8.000% due 11/30/2039		13,533	19,553
Trust F/1401
6.950% due 01/30/2044		14,000	15,505
UBS AG
4.750% due 05/22/2023		6,250	6,322
4.750% due 02/12/2026	EUR	4,600	5,974
5.125% due 05/15/2024		$46,809	47,113
7.250% due 02/22/2022		25,875	27,811
7.625% due 08/17/2022		85,557	100,880
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)		800	828
Virgin Media Secured Finance PLC
5.500% due 01/15/2021	GBP	1,624	2,718
WEA Finance LLC
4.750% due 09/17/2044		$6,200	6,639
Wells Fargo & Co.
4.100% due 06/03/2026		500	512
4.125% due 08/15/2023		16,100	16,917
4.600% due 04/01/2021		3,100	3,454
5.375% due 02/07/2035		4,900	5,892
5.375% due 11/02/2043		38,900	44,429
5.606% due 01/15/2044		4,100	4,845
5.900% due 06/15/2024 (d)		59,429	60,023
7.980% due 03/15/2018 (d)		8,000	8,870
Wells Fargo Bank N.A.
5.850% due 02/01/2037		5,901	7,470
5.950% due 08/26/2036		800	1,016
6.600% due 01/15/2038		22,877	31,792
Wells Fargo Capital
5.950% due 12/01/2086		2,100	2,147
Weyerhaeuser Co.
6.875% due 12/15/2033		14,477	18,981
6.950% due 10/01/2027		4,500	5,530
7.125% due 07/15/2023		14,772	18,082
7.375% due 10/01/2019		29,500	35,230
7.375% due 03/15/2032		196,387	262,164
7.950% due 03/15/2025		850	1,091
8.500% due 01/15/2025		450	596

			6,082,469

INDUSTRIALS 33.8%
21st Century Fox America, Inc.
4.750% due 09/15/2044		8,100	8,888
6.150% due 03/01/2037		600	754
6.150% due 02/15/2041		51,900	66,289
6.650% due 11/15/2037		20,931	28,041
6.900% due 08/15/2039		7,229	9,834
7.750% due 12/01/2045		4,773	7,207
AbbVie, Inc.
4.400% due 11/06/2042		31,587	32,719

Actavis Funding SCS
4.850% due 06/15/2044	39,750	40,493
Actavis, Inc.
4.625% due 10/01/2042	10,000	9,837
ADT Corp.
2.250% due 07/15/2017	800	775
4.125% due 06/15/2023	2,000	1,815
4.875% due 07/15/2042	83,180	61,865
6.250% due 10/15/2021	4,750	4,892
Aetna, Inc.
4.750% due 03/15/2044	3,500	3,875
Air Canada Pass-Through Trust
4.125% due 11/15/2026	21,512	21,727
Alcoa, Inc.
5.900% due 02/01/2027	1,900	2,074
Alibaba Group Holding Ltd.
3.125% due 11/28/2021	28,150	27,854
3.600% due 11/28/2024	14,000	13,915
4.500% due 11/28/2034	1,200	1,238
Altria Group, Inc.
4.250% due 08/09/2042	8,005	7,702
5.375% due 01/31/2044	14,000	15,999
9.950% due 11/10/2038	12,747	21,872
10.200% due 02/06/2039	27,690	48,360
Amazon.com, Inc.
4.800% due 12/05/2034	17,450	18,306
4.950% due 12/05/2044	38,050	39,491
American Airlines Pass-Through Trust
3.700% due 04/01/2028	5,800	5,829
4.375% due 04/01/2024	1,950	1,960
4.950% due 07/15/2024	7,991	8,560
5.250% due 07/31/2022	4,088	4,405
Amgen, Inc.
4.950% due 10/01/2041	5,650	6,079
5.150% due 11/15/2041 (f)	120,042	135,816
5.375% due 05/15/2043	30,390	35,441
5.650% due 06/15/2042	25,160	30,047
6.375% due 06/01/2037	4,610	5,821
6.400% due 02/01/2039	24,450	31,148
6.900% due 06/01/2038	9,950	13,225
Anadarko Holding Co.
7.150% due 05/15/2028	14,050	17,397
Anadarko Petroleum Corp.
6.200% due 03/15/2040	15,200	17,867
6.450% due 09/15/2036	32,483	39,157
7.000% due 11/15/2027	1,000	1,139
7.950% due 06/15/2039	58,584	80,013
Anglo American Capital PLC
4.125% due 09/27/2022	500	496
AngloGold Ashanti Holdings PLC
5.125% due 08/01/2022	2,750	2,513
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	100	132
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	283
Anthem, Inc.
3.125% due 05/15/2022	1,000	1,001
4.625% due 05/15/2042	21,000	22,123
Apache Corp.
4.750% due 04/15/2043	500	471
5.100% due 09/01/2040	1,600	1,573
Apple, Inc.
3.850% due 05/04/2043	2,600	2,609
Archer-Daniels-Midland Co.
4.016% due 04/16/2043	10,500	10,580
Asciano Finance Ltd.
6.000% due 04/07/2023	27,900	31,455
Aviation Capital Group Corp.
3.875% due 09/27/2016	11,900	12,208
4.625% due 01/31/2018	10,100	10,504
7.125% due 10/15/2020	28,450	32,787
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	2,895	2,975
Barnabas Health, Inc.
4.000% due 07/01/2028	14,600	14,960
Barrick Gold Corp.
5.250% due 04/01/2042	20,200	18,737
Barrick Gold Finance Co.
5.800% due 11/15/2034	4,455	4,105
Barrick International Barbados Corp.
6.350% due 10/15/2036	1,300	1,328
Barrick North America Finance LLC
5.700% due 05/30/2041	30,576	30,121
5.750% due 05/01/2043	2,409	2,399
7.500% due 09/15/2038	6,200	7,349

Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	17,969	17,269
BAT International Finance PLC
3.250% due 06/07/2022	1,550	1,561
BHP Billiton Finance USA Ltd.
5.000% due 09/30/2043	700	797
Boeing Co.
6.875% due 03/15/2039	2,600	3,804
Boston Scientific Corp.
6.000% due 01/15/2020	6,900	7,785
7.000% due 11/15/2035	43,837	55,975
7.375% due 01/15/2040	48,082	64,703
BRF S.A.
4.750% due 05/22/2024	14,200	13,827
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	38,950	40,171
4.450% due 03/15/2043	69,500	72,903
4.550% due 09/01/2044	4,940	5,324
4.900% due 04/01/2044	3,500	3,951
5.050% due 03/01/2041	11,900	13,454
5.750% due 05/01/2040	15,720	19,465
6.200% due 08/15/2036	800	1,045
6.530% due 07/15/2037	2,500	3,334
7.290% due 06/01/2036	800	1,123
7.950% due 08/15/2030	600	866
Cameron International Corp.
5.125% due 12/15/2043	2,300	2,310
5.950% due 06/01/2041	13,400	14,874
7.000% due 07/15/2038	16,804	20,696
Canadian Natural Resources Ltd.
6.750% due 02/01/2039	1,675	1,960
Canadian Oil Sands Ltd.
4.500% due 04/01/2022	20,400	19,022
6.000% due 04/01/2042	9,200	8,333
CareFusion Corp.
4.875% due 05/15/2044	16,000	17,110
Caterpillar, Inc.
4.750% due 05/15/2064	100	109
CBS Corp.
4.850% due 07/01/2042	14,534	14,786
4.900% due 08/15/2044	10,850	11,061
7.875% due 07/30/2030	12,315	17,255
CC Holdings GS LLC
3.849% due 04/15/2023	29,710	29,563
Celgene Corp.
4.625% due 05/15/2044	3,950	4,114
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	1,500	1,571
Cenovus Energy, Inc.
5.200% due 09/15/2043	150	145
6.750% due 11/15/2039	16,900	19,314
CF Industries, Inc.
4.950% due 06/01/2043	5,550	5,592
China Resources Gas Group Ltd.
4.500% due 04/05/2022	5,434	5,755
Cielo S.A.
3.750% due 11/16/2022	15,500	13,989
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	28,755	15,096
CNOOC Curtis Funding Pty. Ltd.
4.500% due 10/03/2023	12,500	13,167
CNOOC Finance Ltd.
3.000% due 05/09/2023	400	379
3.875% due 05/02/2022	10,900	11,106
4.250% due 05/09/2043	17,725	17,464
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	12,149
Comcast Corp.
4.500% due 01/15/2043	2,100	2,246
4.650% due 07/15/2042	46,600	51,209
4.750% due 03/01/2044	1,600	1,790
5.650% due 06/15/2035	10,000	12,432
6.400% due 05/15/2038	380	509
6.400% due 03/01/2040	78,173	106,137
6.450% due 03/15/2037	7,300	9,744
6.550% due 07/01/2039	48,460	66,414
6.950% due 08/15/2037	26,300	37,176
7.050% due 03/15/2033	6,275	8,756
ConAgra Foods, Inc.
4.650% due 01/25/2043	3,960	4,149
7.000% due 10/01/2028	1,800	2,309
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	16,209	16,452
4.750% due 07/12/2022	8,339	8,881
6.000% due 07/12/2020	1,203	1,245
7.250% due 05/10/2021	14,873	17,179

7.566% due 09/15/2021		46	48
9.000% due 01/08/2018		5,225	5,747
Continental Resources, Inc.
3.800% due 06/01/2024		750	665
4.500% due 04/15/2023		18,800	17,912
4.900% due 06/01/2044		19,298	16,403
5.000% due 09/15/2022		10,795	10,458
Corp. Nacional del Cobre de Chile
2.250% due 07/09/2024	EUR	5,900	7,386
4.250% due 07/17/2042		$2,000	1,851
5.625% due 10/18/2043		2,200	2,496
COX Communications, Inc.
4.500% due 06/30/2043		22,291	21,730
4.700% due 12/15/2042		12,190	12,226
Cox Communications, Inc.
4.800% due 02/01/2035		15,800	16,514
COX Communications, Inc.
6.450% due 12/01/2036		2,431	2,908
8.375% due 03/01/2039		45,140	64,755
Crown Castle Towers LLC
6.113% due 01/15/2040		39,300	45,248
CSN Islands Corp.
6.875% due 09/21/2019		7,532	7,024
CSN Resources S.A.
6.500% due 07/21/2020		100	93
CVS Pass-Through Trust
4.163% due 08/11/2036		11,095	11,508
4.704% due 01/10/2036		5,854	6,279
5.773% due 01/10/2033		12,233	14,102
5.789% due 01/10/2026		3,885	4,413
5.880% due 01/10/2028		4,531	5,167
5.926% due 01/10/2034		33,090	38,595
6.036% due 12/10/2028		2,322	2,714
6.943% due 01/10/2030		39,798	48,339
7.507% due 01/10/2032		105,934	135,349
8.353% due 07/10/2031		16,505	22,364
Daimler Finance North America LLC
8.500% due 01/18/2031		100	153
DCP Midstream Operating LP
5.600% due 04/01/2044		16,750	17,187
Delphi Corp.
4.150% due 03/15/2024		4,100	4,246
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020		2,544	2,722
6.200% due 01/02/2020		997	1,096
7.750% due 06/17/2021		9,472	10,964
Deutsche Telekom International Finance BV
4.875% due 03/06/2042		4,200	4,507
8.750% due 06/15/2030		74,450	110,243
9.250% due 06/01/2032		700	1,134
Devon Energy Corp.
4.750% due 05/15/2042		7,590	7,670
7.950% due 04/15/2032		29,180	40,330
Devon Financing Corp. LLC
7.875% due 09/30/2031		11,855	16,214
DIRECTV Holdings LLC
5.150% due 03/15/2042		5,500	5,705
6.000% due 08/15/2040		4,400	4,948
6.375% due 03/01/2041		22,200	26,044
Discovery Communications LLC
3.300% due 05/15/2022		600	594
4.375% due 06/15/2021		8,000	8,474
4.875% due 04/01/2043		2,105	2,179
4.950% due 05/15/2042		800	833
5.625% due 08/15/2019		300	337
6.350% due 06/01/2040		3,900	4,658
Dolphin Energy Ltd.
5.500% due 12/15/2021		300	338
Domtar Corp.
6.750% due 02/15/2044		10,175	11,562
Dow Chemical Co.
5.250% due 11/15/2041		5,255	5,688
8.550% due 05/15/2019		1,400	1,742
9.400% due 05/15/2039		45,309	73,744
DP World Ltd.
6.850% due 07/02/2037		1,200	1,359
Ecopetrol S.A.
5.875% due 05/28/2045		7,300	6,789
7.375% due 09/18/2043		25,300	27,387
El Paso Natural Gas Co. LLC
8.375% due 06/15/2032		25,670	33,842
El Paso Pipeline Partners Operating Co. LLC
4.700% due 11/01/2042		15,559	14,102
7.500% due 11/15/2040		21,847	26,957
Empresa de Transporte de Pasajeros Metro S.A.
4.750% due 02/04/2024		1,800	1,900

Enbridge, Inc.
4.500% due 06/10/2044	6,875	5,958
Encana Corp.
5.150% due 11/15/2041	8,500	7,816
6.500% due 08/15/2034	6,010	6,543
6.500% due 02/01/2038	44,500	47,719
6.625% due 08/15/2037	22,082	24,122
7.200% due 11/01/2031	1,650	1,931
Energy Transfer Partners LP
6.500% due 02/01/2042	600	692
6.625% due 10/15/2036	7,000	7,914
7.500% due 07/01/2038	20,600	25,646
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	24,100	27,092
ENTEL Chile S.A.
4.875% due 10/30/2024	4,600	4,686
Enterprise Products Operating LLC
4.450% due 02/15/2043	100,900	100,087
4.850% due 08/15/2042	11,300	11,787
4.850% due 03/15/2044	43,055	45,071
5.100% due 02/15/2045	22,950	24,773
5.700% due 02/15/2042	15,632	18,144
5.750% due 03/01/2035	15,361	17,729
5.950% due 02/01/2041	7,513	8,864
6.125% due 10/15/2039	5,000	6,061
6.450% due 09/01/2040	2,395	2,966
6.650% due 10/15/2034	2,000	2,540
7.550% due 04/15/2038	4,000	5,482
EQT Midstream Partners LP
4.000% due 08/01/2024	10,100	10,021
FedEx Corp.
5.100% due 01/15/2044	5,000	5,797
Fidelity National Information Services, Inc.
3.500% due 04/15/2023	6,800	6,771
Ford Motor Co.
4.750% due 01/15/2043	16,500	17,478
7.400% due 11/01/2046	7,050	10,190
7.450% due 07/16/2031	15,261	20,773
8.900% due 01/15/2032	9,209	13,212
9.980% due 02/15/2047	5,300	8,589
Freeport-McMoRan, Inc.
5.450% due 03/15/2043	18,800	17,839
General Electric Co.
4.125% due 10/09/2042	44,200	45,947
4.500% due 03/11/2044	28,550	31,515
General Motors Co.
5.000% due 04/01/2035	21,050	21,989
5.200% due 04/01/2045	27,800	29,398
Georgia-Pacific LLC
5.400% due 11/01/2020	5,520	6,219
7.250% due 06/01/2028	14,460	19,034
7.375% due 12/01/2025	400	520
7.750% due 11/15/2029	4,000	5,646
8.000% due 01/15/2024	1,000	1,332
8.875% due 05/15/2031	20,200	31,385
Gerdau Trade, Inc.
5.750% due 01/30/2021	9,100	9,287
Gilead Sciences, Inc.
4.800% due 04/01/2044	3,300	3,675
Glencore Finance Canada Ltd.
5.550% due 10/25/2042	10,430	10,562
6.000% due 11/15/2041	25,670	27,760
6.900% due 11/15/2037	1,600	1,827
GLP Capital LP
4.375% due 11/01/2018	13,500	13,871
5.375% due 11/01/2023	11,350	11,804
GNL Quintero S.A.
4.634% due 07/31/2029	5,000	5,074
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	20,000	16,900
Goldcorp, Inc.
3.700% due 03/15/2023	11,800	11,524
5.450% due 06/09/2044	33,900	34,169
Grupo Televisa S.A.B.
5.000% due 05/13/2045	10,000	10,144
GTL Trade Finance, Inc.
5.893% due 04/29/2024	14,285	13,821
7.250% due 04/16/2044	21,200	20,299
Heineken NV
4.000% due 10/01/2042	2,000	1,957
Hess Corp.
6.000% due 01/15/2040	8,780	9,730
7.300% due 08/15/2031	3,300	4,111
7.875% due 10/01/2029	4,270	5,477
Hewlett-Packard Co.
6.000% due 09/15/2041	450	508

HJ Heinz Co.
6.375% due 07/15/2028	650	696
HJ Heinz Finance Co.
6.750% due 03/15/2032	5,025	5,339
7.125% due 08/01/2039	39,043	42,264
Holcim Capital Corp. Ltd.
6.500% due 09/12/2043	1,700	2,095
Home Depot, Inc.
4.400% due 03/15/2045	10,850	11,909
5.400% due 09/15/2040	2,500	3,084
Hospira, Inc.
5.600% due 09/15/2040	35,740	40,044
5.800% due 08/12/2023	6,800	7,623
Humana, Inc.
8.150% due 06/15/2038	1,000	1,461
Imperial Tobacco Finance PLC
3.500% due 02/11/2023	19,850	19,538
International Paper Co.
4.800% due 06/15/2044	13,450	13,789
6.000% due 11/15/2041	7,400	8,694
7.300% due 11/15/2039	5,000	6,651
8.700% due 06/15/2038	11,500	17,388
Johnson Controls, Inc.
4.950% due 07/02/2064	2,000	2,072
Juniper Networks, Inc.
5.950% due 03/15/2041	46,478	46,747
KazMunayGas National Co. JSC
5.750% due 04/30/2043	12,100	10,224
Kerr-McGee Corp.
6.950% due 07/01/2024	3,408	4,173
7.875% due 09/15/2031	3,000	4,112
Kimberly-Clark Corp.
6.625% due 08/01/2037	200	286
Kinder Morgan Energy Partners LP
5.000% due 08/15/2042	15,500	14,784
5.000% due 03/01/2043	35,400	33,751
5.500% due 03/01/2044	2,250	2,296
5.625% due 09/01/2041	1,700	1,699
5.800% due 03/15/2035	13,742	14,638
6.375% due 03/01/2041	6,000	6,705
6.500% due 02/01/2037	12,219	13,777
6.500% due 09/01/2039	36,345	40,578
6.550% due 09/15/2040	30,300	34,530
6.950% due 01/15/2038	46,800	54,178
7.400% due 03/15/2031	500	600
Kinder Morgan, Inc.
5.300% due 12/01/2034	3,350	3,411
5.550% due 06/01/2045	15,400	15,831
KLA-Tencor Corp.
4.650% due 11/01/2024	11,000	11,410
Kraft Foods Group, Inc.
5.000% due 06/04/2042	13,250	14,642
6.500% due 02/09/2040	103,898	134,010
6.875% due 01/26/2039	3,900	5,172
Kroger Co.
5.400% due 07/15/2040	35	40
6.900% due 04/15/2038	5,000	6,675
7.500% due 04/01/2031	150	203
Lender Processing Services, Inc.
5.750% due 04/15/2023	23,564	24,860
LyondellBasell Industries NV
5.750% due 04/15/2024	10,145	11,624
Macmillan Bloedel Pembroke LP
7.700% due 02/15/2026	8,555	10,499
Masco Corp.
5.950% due 03/15/2022	7,740	8,630
6.500% due 08/15/2032	13,602	13,976
7.750% due 08/01/2029	5,450	6,295
Massachusetts Institute of Technology
5.600% due 07/01/2111	1,668	2,310
McKesson Corp.
4.883% due 03/15/2044	7,100	7,853
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	12,950	12,400
Medtronic, Inc.
4.375% due 03/15/2035	5,700	6,067
4.625% due 03/15/2045	46,950	51,107
Mid-America Apartments LP
4.300% due 10/15/2023	13,000	13,703
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	14,000	15,400
Molson Coors Brewing Co.
5.000% due 05/01/2042	200	218
Mondelez International, Inc.
4.000% due 02/01/2024	3,500	3,669

Motorola Solutions, Inc.
5.500% due 09/01/2044	15,600	16,509
Nakilat, Inc.
6.067% due 12/31/2033	4,400	4,961
NBCUniversal Enterprise, Inc.
5.250% due 03/19/2021 (d)	16,400	17,097
NBCUniversal Media LLC
4.450% due 01/15/2043	32,900	35,004
5.950% due 04/01/2041	53,800	69,438
6.400% due 04/30/2040	9,100	12,236
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	39,655	34,939
Newmont Mining Corp.
4.875% due 03/15/2042	3,700	3,234
5.875% due 04/01/2035	395	386
6.250% due 10/01/2039	29,550	30,069
Nexen Energy ULC
6.400% due 05/15/2037	1,100	1,375
7.500% due 07/30/2039	2,410	3,356
Noble Holding International Ltd.
5.250% due 03/15/2042 (f)	17,340	13,722
6.050% due 03/01/2041	43,500	37,516
6.200% due 08/01/2040	1,000	925
Northern Natural Gas Co.
4.100% due 09/15/2042	15,000	15,604
Northwest Pipeline LLC
6.050% due 06/15/2018	725	814
ONEOK Partners LP
6.125% due 02/01/2041	21,827	23,559
6.200% due 09/15/2043	47,950	52,757
6.650% due 10/01/2036	4,765	5,501
6.850% due 10/15/2037	21,694	25,311
Oracle Corp.
4.500% due 07/08/2044	11,800	12,849
Owens Corning
4.200% due 12/15/2022	8,070	8,203
PepsiCo, Inc.
3.600% due 03/01/2024	5,000	5,233
4.000% due 03/05/2042	2,400	2,428
Pertamina Persero PT
5.625% due 05/20/2043	3,100	2,929
6.450% due 05/30/2044	35,800	37,465
Petrobras International Finance Co. S.A.
3.875% due 01/27/2016	2,500	2,459
5.375% due 01/27/2021	2,500	2,329
5.875% due 03/01/2018	10,000	9,790
6.750% due 01/27/2041	40,050	36,629
6.875% due 01/20/2040	9,650	8,980
7.875% due 03/15/2019	24,700	26,117
Pfizer, Inc.
4.300% due 06/15/2043	400	430
4.400% due 05/15/2044	8,900	9,722
Philip Morris International, Inc.
3.875% due 08/21/2042	3,675	3,504
4.125% due 03/04/2043	2,575	2,535
4.250% due 11/10/2044	12,900	13,174
4.375% due 11/15/2041	12,700	13,169
4.875% due 11/15/2043	2,500	2,798
6.375% due 05/16/2038	11,235	14,413
Phillips 66
5.875% due 05/01/2042	4,050	4,681
Pinnacol Assurance
8.625% due 06/25/2034 (e)	24,000	25,429
Pioneer Natural Resources Co.
3.950% due 07/15/2022	250	248
6.650% due 03/15/2017	8,812	9,659
6.875% due 05/01/2018	6,854	7,679
7.200% due 01/15/2028	24,475	30,118
7.500% due 01/15/2020	8,872	10,414
PPG Industries, Inc.
5.500% due 11/15/2040	3,600	4,366
Pride International, Inc.
6.875% due 08/15/2020	6,800	7,638
7.875% due 08/15/2040	31,200	37,766
QVC, Inc.
4.375% due 03/15/2023	1,700	1,709
4.850% due 04/01/2024	21,000	21,424
5.125% due 07/02/2022	6,820	7,189
5.450% due 08/15/2034	35,700	34,938
5.950% due 03/15/2043	48,805	51,418
Reynolds American, Inc.
3.250% due 11/01/2022	13,900	13,562
4.750% due 11/01/2042	15,284	14,890
6.150% due 09/15/2043	12,900	15,014
Rio Tinto Alcan, Inc.
7.250% due 03/15/2031	1,110	1,448

Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028		5,998	7,831
Rio Tinto Finance USA PLC
4.125% due 08/21/2042		3,300	3,217
4.750% due 03/22/2042		13,500	13,874
Rock-Tenn Co.
4.000% due 03/01/2023		8,350	8,521
4.450% due 03/01/2019		4,380	4,667
4.900% due 03/01/2022		7,500	8,069
Rockies Express Pipeline LLC
5.625% due 04/15/2020		23,150	22,861
6.850% due 07/15/2018		2,000	2,080
6.875% due 04/15/2040		46,550	49,925
7.500% due 07/15/2038		25,890	28,608
Rogers Communications, Inc.
5.000% due 03/15/2044		9,150	10,046
Rohm & Haas Co.
7.850% due 07/15/2029		7,163	9,909
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017		15,900	15,097
7.487% due 03/25/2031	GBP	900	1,223
SABMiller Holdings, Inc.
3.750% due 01/15/2022		$300	314
4.950% due 01/15/2042		10,100	11,422
Sealed Air Corp.
6.875% due 07/15/2033		2,000	2,055
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022		2,500	2,553
Sky PLC
3.125% due 11/26/2022		4,550	4,464
3.750% due 09/16/2024		5,500	5,545
Southern Copper Corp.
5.250% due 11/08/2042		4,700	4,222
Southern Natural Gas Co. LLC
8.000% due 03/01/2032		8,346	10,840
Southwestern Energy Co.
4.100% due 03/15/2022		6,600	6,487
Statoil ASA
3.950% due 05/15/2043		2,200	2,159
4.800% due 11/08/2043		6,600	7,535
Sunoco Logistics Partners Operations LP
4.650% due 02/15/2022		2,000	2,102
4.950% due 01/15/2043		28,600	27,508
6.100% due 02/15/2042		200	218
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		9,950	10,254
5.125% due 02/22/2021		8,200	9,198
TCI Communications, Inc.
7.875% due 02/15/2026		405	566
Teck Resources Ltd.
5.200% due 03/01/2042		3,000	2,461
5.400% due 02/01/2043		27,340	23,185
6.000% due 08/15/2040		16,600	14,969
6.125% due 10/01/2035		12,100	11,065
6.250% due 07/15/2041		33,530	31,005
Telefonica Emisiones S.A.U.
4.949% due 01/15/2015		2,200	2,202
5.375% due 02/02/2018	GBP	2,700	4,643
7.045% due 06/20/2036		$32,818	43,305
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037		320	402
Tesco PLC
6.150% due 11/15/2037		3,700	3,578
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036		5,400	6,701
Thermo Fisher Scientific, Inc.
4.150% due 02/01/2024		5,300	5,600
5.300% due 02/01/2044		14,125	16,286
Thomson Reuters Corp.
4.300% due 11/23/2023		22,700	24,193
5.650% due 11/23/2043		22,032	25,555
Time Warner Cable, Inc.
4.500% due 09/15/2042		46,700	48,197
5.500% due 09/01/2041		26,175	30,527
5.875% due 11/15/2040		13,990	16,741
6.550% due 05/01/2037		22,100	28,546
6.750% due 06/15/2039		81,085	106,359
7.300% due 07/01/2038		24,572	33,991
8.250% due 04/01/2019		1,430	1,752
8.750% due 02/14/2019		9,100	11,274
Time Warner Entertainment Co. LP
8.375% due 03/15/2023		2,228	3,003
8.375% due 07/15/2033		18,520	27,871
Time Warner, Inc.
4.650% due 06/01/2044		10,705	11,206
4.900% due 06/15/2042		3,000	3,173

5.350% due 12/15/2043	3,300	3,763
5.375% due 10/15/2041	5,000	5,668
6.100% due 07/15/2040	28,600	34,953
6.200% due 03/15/2040	10,000	12,216
6.250% due 03/29/2041	14,950	18,630
6.500% due 11/15/2036	20,625	26,323
7.700% due 05/01/2032	21,050	29,983
Toll Brothers Finance Corp.
4.375% due 04/15/2023	3,590	3,536
5.625% due 01/15/2024	7,900	8,374
6.750% due 11/01/2019	4,600	5,175
Topaz Solar Farms LLC
4.875% due 09/30/2039	7,800	8,231
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	3,484	4,122
7.250% due 08/15/2038	2,600	3,489
7.625% due 01/15/2039	4,900	6,755
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/2042	2,600	2,442
5.400% due 08/15/2041	4,330	4,704
Transocean, Inc.
6.500% due 11/15/2020 (f)	8,600	8,166
6.800% due 03/15/2038	44,500	38,234
7.350% due 12/15/2041	1,440	1,301
7.500% due 04/15/2031	4,550	4,208
Tyson Foods, Inc.
4.875% due 08/15/2034	1,200	1,321
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	10,486	10,695
4.625% due 12/03/2026	4,076	4,279
7.125% due 04/22/2025	4,157	4,843
UAL Pass-Through Trust
9.750% due 07/15/2018	25,983	28,841
10.400% due 05/01/2018	3,047	3,395
United Airlines Pass-Through Trust
3.750% due 03/03/2028	6,600	6,649
4.000% due 10/11/2027	29,500	29,942
4.300% due 02/15/2027	19,040	19,706
UnitedHealth Group, Inc.
4.625% due 11/15/2041	14,000	15,128
5.800% due 03/15/2036	300	373
5.950% due 02/15/2041	4,700	6,139
6.500% due 06/15/2037	1,200	1,613
6.625% due 11/15/2037	2,600	3,563
Vale Overseas Ltd.
6.875% due 11/21/2036	28,950	30,664
6.875% due 11/10/2039	30,865	33,027
Vale S.A.
5.625% due 09/11/2042	9,400	8,802
Viacom, Inc.
4.375% due 03/15/2043	12,730	11,768
4.500% due 02/27/2042	6,000	5,872
5.250% due 04/01/2044	10,600	11,252
5.850% due 09/01/2043	9,700	10,826
Virgin Australia Trust
5.000% due 04/23/2025	17,095	17,608
Wal-Mart Stores, Inc.
4.000% due 04/11/2043	22,800	23,755
Walgreens Boots Alliance, Inc.
4.800% due 11/18/2044	1,125	1,191
Weatherford International Ltd.
6.750% due 09/15/2040	6,850	6,399
West Fraser Timber Co. Ltd.
4.350% due 10/15/2024	9,100	8,715
Whirlpool Corp.
5.150% due 03/01/2043	21,075	23,427
Williams Cos., Inc.
7.500% due 01/15/2031	11,127	11,834
8.750% due 03/15/2032	29,088	34,028
Williams Partners LP
5.400% due 03/04/2044	8,300	8,155
5.800% due 11/15/2043	10,360	10,775
6.300% due 04/15/2040	22,870	25,669
Woodside Finance Ltd.
4.600% due 05/10/2021	1,000	1,067
Wyeth LLC
5.950% due 04/01/2037	500	643
Wynn Las Vegas LLC
4.250% due 05/30/2023	51,927	49,590
5.375% due 03/15/2022	22,130	22,573
7.750% due 08/15/2020	6,200	6,635

		7,336,044

UTILITIES 15.3%
AGL Capital Corp.
5.875% due 03/15/2041	7,500	9,497
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	112,145	116,014
Alabama Power Co.
3.850% due 12/01/2042	3,750	3,822
Allegheny Energy Supply Co. LLC
6.750% due 10/15/2039	31,093	33,155
American Transmission Systems, Inc.
5.000% due 09/01/2044	11,300	12,136
American Water Capital Corp.
4.300% due 12/01/2042	8,700	8,883
6.593% due 10/15/2037	150	208
Anadarko Finance Co.
7.500% due 05/01/2031	11,274	14,865
Appalachian Power Co.
4.400% due 05/15/2044	6,350	6,701
5.800% due 10/01/2035	2,176	2,682
6.375% due 04/01/2036	4,350	5,634
6.700% due 08/15/2037	3,600	4,828
7.000% due 04/01/2038	3,693	5,155
AT&T Corp.
8.000% due 11/15/2031	500	739
AT&T, Inc.
4.300% due 12/15/2042	9,103	8,689
4.350% due 06/15/2045	50,177	47,499
4.800% due 06/15/2044	89,100	91,149
5.350% due 09/01/2040	115,891	125,941
5.550% due 08/15/2041	21,000	23,485
6.300% due 01/15/2038	26,830	32,569
6.500% due 09/01/2037	15,118	18,738
6.550% due 02/15/2039	19,900	24,610
Berkshire Hathaway Energy Co.
5.950% due 05/15/2037	1,500	1,873
6.125% due 04/01/2036	10,425	13,140
6.500% due 09/15/2037	24,750	32,500
BG Energy Capital PLC
5.125% due 10/15/2041	4,600	5,067
British Telecommunications PLC
9.625% due 12/15/2030	10,400	16,368
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034	20,891	22,672
Cleco Power LLC
6.000% due 12/01/2040	17,400	20,913
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	8,178
CMS Energy Corp.
4.700% due 03/31/2043	9,300	9,951
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	42,750	44,318
Consolidated Edison Co. of New York, Inc.
5.300% due 03/01/2035	900	1,092
5.500% due 12/01/2039	3,400	4,096
5.700% due 06/15/2040	5,000	6,358
6.300% due 08/15/2037	4,000	5,310
6.750% due 04/01/2038	9,950	13,903
DTE Electric Co.
3.950% due 06/15/2042	500	516
4.300% due 07/01/2044	9,150	9,973
Duke Energy Carolinas LLC
4.250% due 12/15/2041	16,400	17,694
6.100% due 06/01/2037	300	392
Duke Energy Florida, Inc.
5.650% due 04/01/2040	7,400	9,651
6.400% due 06/15/2038	50	69
Duke Energy Indiana, Inc.
4.900% due 07/15/2043	105	124
6.120% due 10/15/2035	6,724	8,701
Duke Energy Progress, Inc.
4.100% due 03/15/2043	4,701	5,011
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	10,150	11,788
Electricite de France S.A.
4.875% due 01/22/2044	10,640	11,857
5.250% due 01/29/2023 (d)	12,600	12,946
5.625% due 01/22/2024 (d)	14,300	15,072
6.950% due 01/26/2039	22,363	30,483
Enable Midstream Partners LP
5.000% due 05/15/2044	18,528	17,518

EnBW Energie Baden-Wuerttemberg AG
7.375% due 04/02/2072	EUR	2,200	2,972
Entergy Arkansas, Inc.
5.660% due 02/01/2025		$4,000	4,011
Entergy Corp.
5.125% due 09/15/2020		8,400	9,162
Entergy Louisiana LLC
4.050% due 09/01/2023		2,000	2,148
5.000% due 07/15/2044		4,300	4,758
Entergy Mississippi, Inc.
3.100% due 07/01/2023		2,000	1,980
Exelon Generation Co. LLC
5.600% due 06/15/2042		12,346	13,863
6.250% due 10/01/2039		12,215	14,721
FirstEnergy Corp.
7.375% due 11/15/2031		22,036	26,740
FirstEnergy Solutions Corp.
6.800% due 08/15/2039		79,181	85,230
FirstEnergy Transmission LLC
4.350% due 01/15/2025		250	257
5.450% due 07/15/2044		10,100	10,928
Florida Power & Light Co.
4.050% due 10/01/2044		4,200	4,424
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		16,650	12,238
6.000% due 11/27/2023		18,175	14,540
Gazprom OAO Via Gaz Capital S.A.
4.950% due 02/06/2028 (f)		13,200	10,099
5.092% due 11/29/2015		400	393
5.999% due 01/23/2021		20,300	17,864
6.212% due 11/22/2016		26,600	25,735
6.510% due 03/07/2022		52,275	47,060
8.146% due 04/11/2018		11,700	11,641
8.625% due 04/28/2034		5,710	5,753
9.250% due 04/23/2019		14,418	14,771
Idaho Power Co.
4.850% due 08/15/2040		9,000	10,789
Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	6,944
Jersey Central Power & Light Co.
6.150% due 06/01/2037		6,200	7,407
7.350% due 02/01/2019		200	236
Kentucky Utilities Co.
5.125% due 11/01/2040		17,600	21,183
Koninklijke KPN NV
8.375% due 10/01/2030		28,590	40,297
Metropolitan Edison Co.
3.500% due 03/15/2023		3,700	3,687
MidAmerican Energy Co.
5.800% due 10/15/2036		3,000	3,875
Monongahela Power Co.
5.400% due 12/15/2043		700	844
NGPL PipeCo LLC
7.119% due 12/15/2017		1,000	988
7.768% due 12/15/2037		62,605	65,109
Niagara Mohawk Power Corp.
2.721% due 11/28/2022		3,400	3,334
4.119% due 11/28/2042		5,650	5,976
4.278% due 10/01/2034		9,000	9,554
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		22,300	16,725
5.326% due 02/03/2016		2,000	1,938
6.604% due 02/03/2021		9,350	8,111
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		11,110	10,443
Oglethorpe Power Corp.
5.250% due 09/01/2050		25,000	28,852
Ohio Edison Co.
6.875% due 07/15/2036		3,500	4,752
8.250% due 10/15/2038		1,000	1,601
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040		15,100	18,530
5.300% due 06/01/2042		600	748
7.250% due 01/15/2033		3,400	4,920
7.500% due 09/01/2038		4,615	6,971
Orange S.A.
5.500% due 02/06/2044		15,665	18,446
9.000% due 03/01/2031		11,350	17,356
Pacific Gas & Electric Co.
4.450% due 04/15/2042		5,150	5,452
4.600% due 06/15/2043		85	91
4.750% due 02/15/2044		2,550	2,816
5.400% due 01/15/2040		800	949
5.800% due 03/01/2037		8,600	10,570
6.050% due 03/01/2034		6,200	7,917
6.250% due 03/01/2039		9,900	12,978

6.350% due 02/15/2038		1,000	1,303
PacifiCorp
6.000% due 01/15/2039		200	264
PECO Energy Co.
4.150% due 10/01/2044		8,900	9,500
Pennsylvania Electric Co.
6.150% due 10/01/2038		500	598
Perusahaan Listrik Negara PT
5.250% due 10/24/2042		4,000	3,665
Petrobras Global Finance BV
5.375% due 10/01/2029	GBP	14,000	17,456
5.625% due 05/20/2043		$44,687	36,655
Petroleos Mexicanos
5.500% due 06/27/2044		17,225	17,656
6.375% due 01/23/2045		17,025	19,366
Plains All American Pipeline LP
3.650% due 06/01/2022		10,000	10,070
4.300% due 01/31/2043		9,350	8,839
4.700% due 06/15/2044		21,175	21,106
4.900% due 02/15/2045		21,600	22,037
5.150% due 06/01/2042		58,685	61,579
6.650% due 01/15/2037		13,005	16,212
PPL Electric Utilities Corp.
5.200% due 07/15/2041		5,500	6,758
Progress Energy, Inc.
7.750% due 03/01/2031		400	581
PSEG Power LLC
8.625% due 04/15/2031		6,000	8,860
Puget Sound Energy, Inc.
5.764% due 07/15/2040		9,000	11,946
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		1,239	1,335
5.838% due 09/30/2027		16,700	18,790
6.332% due 09/30/2027		10,450	12,154
Rosneft Finance S.A.
6.250% due 02/02/2015		5,000	4,985
6.625% due 03/20/2017		11,900	11,127
7.250% due 02/02/2020		26,750	23,239
7.500% due 07/18/2016		9,050	8,715
7.875% due 03/13/2018		50,020	46,357
Rosneft Oil Co. Via Rosneft International Finance Ltd.
4.199% due 03/06/2022		5,500	4,036
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		57,300	58,518
5.500% due 04/08/2044		41,450	44,766
Shell International Finance BV
4.550% due 08/12/2043		9,850	10,820
5.500% due 03/25/2040		2,000	2,444
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024		9,900	10,424
Southern California Edison Co.
6.000% due 01/15/2034		400	522
6.650% due 04/01/2029		600	787
Southern Power Co.
6.375% due 11/15/2036		3,500	3,619
Southwestern Electric Power Co.
6.200% due 03/15/2040		3,100	4,034
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,594
SSE PLC
5.625% due 10/01/2017 (d)	EUR	2,500	3,283
5.625% due 10/01/2017 (d)		$200	211
State Grid Overseas Investment Ltd.
4.375% due 05/22/2043		25,400	26,803
Telecom Italia Capital S.A.
7.200% due 07/18/2036		7,845	8,473
7.721% due 06/04/2038		17,800	19,936
Telecom Italia SpA
6.375% due 06/24/2019	GBP	6,500	11,162
Telefonica Europe BV
8.250% due 09/15/2030		$26,902	37,488
Toledo Edison Co.
6.150% due 05/15/2037		11,490	14,293
Verizon Communications, Inc.
2.625% due 02/21/2020		400	396
3.850% due 11/01/2042		20,285	18,157
4.750% due 11/01/2041		3,500	3,602
4.862% due 08/21/2046		129,772	133,631
5.012% due 08/21/2054		245,422	255,015
5.150% due 09/15/2023		22,375	24,725
6.000% due 04/01/2041		15,617	18,472
6.400% due 09/15/2033		97,623	120,461
6.400% due 02/15/2038		15,500	19,188
6.550% due 09/15/2043		245,204	314,603
6.900% due 04/15/2038		26,785	35,202

Virginia Electric and Power Co.
4.450% due 02/15/2044	1,100	1,207
6.000% due 05/15/2037	400	529
Vodafone Group PLC
4.375% due 02/19/2043	21,625	21,160
6.150% due 02/27/2037	17,613	21,321
6.250% due 11/30/2032	2,650	3,245
Wisconsin Electric Power Co.
5.700% due 12/01/2036	220	292

		3,312,782

Total Corporate Bonds & Notes (Cost $15,708,380)		16,731,295

MUNICIPAL BONDS & NOTES 6.7%
ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	3,000	3,483

CALIFORNIA 3.2%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	15,300	21,071
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	12,300	17,345
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	700	895
6.907% due 10/01/2050	29,845	43,705
6.918% due 04/01/2040	1,600	2,270
7.043% due 04/01/2050	49,575	73,770
Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040	2,220	2,689
California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 10/01/2039	80	89
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	5,639
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026	2,550	3,427
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	15,575	22,957
7.350% due 11/01/2039	1,000	1,482
7.500% due 04/01/2034	5,580	8,301
7.550% due 04/01/2039	23,720	36,628
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	30,870	48,198
7.625% due 03/01/2040	14,250	21,888
7.950% due 03/01/2036	27,100	33,529
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	9,010	12,171
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,623
East Bay Municipal Utility District Water System, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	12,500	16,808
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	13,320
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	5,360	7,723
6.750% due 08/01/2049	34,395	51,295
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	5,300	6,630
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	20,478
7.618% due 08/01/2040	5,200	7,593
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	5,000	6,387
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	6,500	7,542
6.574% due 07/01/2045	1,170	1,701
6.603% due 07/01/2050	400	588
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	2,189
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	250	316
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	18,585	25,914
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	7,500	9,210
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	100	127
5.813% due 06/01/2040	300	379
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	2,000	2,311
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	400	477

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,833
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	900	1,182
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	625
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	23,000	32,682
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	13,512
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,400	13,947
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	6,600	9,023
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031	10,000	12,498
6.548% due 05/15/2048	25,100	34,345
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	400	569
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	800	909
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,500	10,149
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	400	450
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	2,675	3,443
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	3,500	3,962
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	1,800	2,276
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	4,934

		687,004

FLORIDA 0.1%
Broward County, Florida Half-Cent Sales Tax Revenue Bonds, (BABs), Series 2010
6.206% due 10/01/2030	500	583
Florida State Turnpike Enterprise Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	7,400	8,609

		9,192

GEORGIA 0.3%
Georgia State Road & Tollway Authority Revenue Bonds, Series 2011
5.000% due 10/01/2021	95	115
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	8,590	11,397
6.655% due 04/01/2057	44,110	58,185

		69,697

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	1,069
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	16,400	20,725
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,450

		25,244

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	1,750	2,333

IOWA 0.0%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	4,100	4,747

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	400	463

MASSACHUSETTS 0.1%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	4,113
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	500	595

University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,000	7,978

		12,686

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	4,284

MISSOURI 0.0%
Missouri Joint Municipal Electric Utility Commission Revenue Bonds, (BABs), Series 2009
6.890% due 01/01/2042	400	502

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	9,890	14,872
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	20,805	30,195
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	558
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	315	354

		45,979

NEW YORK 1.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	500	623
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	6,900	9,205
6.668% due 11/15/2039	300	410
6.687% due 11/15/2040	550	752
6.814% due 11/15/2040	18,085	25,030
7.134% due 11/15/2030	500	607
New York City, New York General Obligation Bonds, (BABs), Series 2009
5.199% due 12/01/2022	1,200	1,380
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.698% due 03/01/2027	1,600	1,966
5.968% due 03/01/2036	12,015	15,292
6.246% due 06/01/2035	12,000	13,884
6.271% due 12/01/2037	5,365	7,137
6.646% due 12/01/2031	11,250	13,451
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	8,293
5.508% due 08/01/2037	800	997
5.572% due 11/01/2038	14,000	17,423
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	500	584
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	1,750	2,226
5.790% due 06/15/2041	3,800	4,308
5.882% due 06/15/2044	10,000	13,514
6.011% due 06/15/2042	400	543
6.124% due 06/15/2042	7,000	7,985
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,200	1,455
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	598
5.389% due 03/15/2040	200	254
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	3,167
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	11,616
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	614
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	226
Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	89,382
Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	3,061
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	10,000	12,379

		268,362

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	3,000	3,415

OHIO 0.6%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	7,500	9,774
6.449% due 02/15/2044	1,000	1,321

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	19,500	24,537
6.270% due 02/15/2050	3,100	3,971
8.084% due 02/15/2050	50,725	81,941
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,522
7.734% due 02/15/2033	7,325	10,080
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	72

		133,218

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	13,940
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	3,000	3,981
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,290	2,573

		20,494

TENNESSEE 0.2%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	17,500	23,782
Tennessee State School Bond Authority Revenue Bonds, Series 2010
4.848% due 09/15/2027	12,000	13,763

		37,545

TEXAS 0.6%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	7,200	8,238
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	1,200	1,371
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	19,930	24,598
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2008
5.250% due 12/01/2043	25	28
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	14,000	18,829
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	500	643
Houston, Texas Utility System Revenue Bonds, (AGM Insured), Series 2005
4.750% due 11/15/2030	2,300	2,390
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,100	10,286
San Antonio, Texas City Public Service Board Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	9,300	12,256
5.808% due 02/01/2041	1,040	1,396
6.308% due 02/01/2037	4,800	5,573
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	1,500	1,725
Texas State General Obligation Bonds, (BABs), Series 2010
4.631% due 04/01/2033	5,000	5,688
4.681% due 04/01/2040	4,700	5,506
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2010
5.178% due 04/01/2030	21,500	25,947

		124,474

WASHINGTON 0.0%
King County, Washington Sewer Revenue Bonds, Series 2009
5.000% due 01/01/2039	30	33

Total Municipal Bonds & Notes (Cost $1,177,028)		1,453,155

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
3.500% due 01/01/2045	7,000	7,294
4.000% due 10/01/2040	1,078	1,152
6.000% due 01/01/2023 - 06/01/2038	62	70
7.000% due 11/01/2026	25	29
8.500% due 08/01/2026	2	2
Freddie Mac
2.893% due 08/15/2032	95	100
Ginnie Mae
4.500% due 09/15/2033	19	21
6.500% due 02/15/2017	5	4
8.500% due 09/15/2030	5	5
9.000% due 12/15/2017	2	2

Total U.S. Government Agencies (Cost $8,618)		8,679

U.S. TREASURY OBLIGATIONS 23.1%
U.S. Treasury Bonds
2.750% due 11/15/2042 (f)(i)(k)		616,750	616,846
3.000% due 05/15/2042 (i)		27,295	28,711
3.125% due 02/15/2042 (f)		431,296	464,789
3.125% due 02/15/2043 (f)(i)		199,000	213,878
3.125% due 08/15/2044 (f)		360,760	388,465
3.375% due 05/15/2044 (f)		158,555	178,672
3.625% due 08/15/2043 (f)(i)(k)		435,010	512,054
3.625% due 02/15/2044 (f)(h)(k)		302,675	356,565
3.750% due 11/15/2043 (f)		1,457,532	1,753,821
5.250% due 02/15/2029 (i)(k)		12,400	16,687
U.S. Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028 (i)(k)		25,387	28,818
2.000% due 01/15/2026 (f)(i)(k)		89,660	102,980
2.375% due 01/15/2025		76,458	89,970
2.375% due 01/15/2027 (i)		29,434	35,315
2.500% due 01/15/2029 (i)(k)		23,334	29,052
3.875% due 04/15/2029 (i)		867	1,244
U.S. Treasury Strips
0.000% due 11/15/2042		37,600	17,070
0.000% due 11/15/2043		183,950	81,309
0.000% due 02/15/2044		177,200	77,643
0.000% due 05/15/2044		21,450	9,325

Total U.S. Treasury Obligations (Cost $4,350,995)			5,003,214

MORTGAGE-BACKED SECURITIES 0.0%
BCAP LLC Trust
0.670% due 05/26/2035		896	829
4.000% due 02/26/2037		811	805
Merrill Lynch Mortgage Investors Trust
1.007% due 01/25/2029		206	194
1.149% due 03/25/2028		100	94
Structured Adjustable Rate Mortgage Loan Trust
2.415% due 09/25/2034		2,679	2,698

Total Mortgage-Backed Securities (Cost $4,587)			4,620

ASSET-BACKED SECURITIES 0.2%
Eagle Ltd.
2.570% due 12/15/2039		11,850	11,836
Hyde Park CDO BV
0.429% due 06/14/2022	EUR	1,995	2,394
SBA Tower Trust
3.869% due 10/15/2049		$11,400	11,654
Springleaf Funding Trust
3.920% due 01/16/2023		2,000	2,029
Structured Asset Investment Loan Trust
1.070% due 01/25/2035		8,028	7,941

Total Asset-Backed Securities (Cost $35,600)			35,854

SOVEREIGN ISSUES 1.8%
Brazil Government International Bond
5.000% due 01/27/2045		49,920	49,171
5.625% due 01/07/2041		2,000	2,165
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2023	BRL	50,368	16,849
Colombia Government International Bond
6.125% due 01/18/2041		$200	241
Indonesia Government International Bond
6.750% due 01/15/2044		20,300	25,172
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (c)	EUR	1,355	1,775
5.500% due 11/01/2022		103,450	161,034
Junta de Castilla y Leon
6.270% due 02/19/2018		2,400	3,399
6.505% due 03/01/2019		2,800	4,137
Mexico Government International Bond
4.000% due 11/15/2040 (c)	MXN	126,100	9,636
4.000% due 11/08/2046 (c)		243,976	18,967
4.500% due 11/22/2035 (c)		246,559	20,100
5.550% due 01/21/2045		$19,780	23,044
5.750% due 10/12/2110		1,550	1,674
6.050% due 01/11/2040		1,920	2,358
6.750% due 09/27/2034		2,470	3,238
Qatar Government International Bond
6.400% due 01/20/2040		9,000	11,453
South Africa Government International Bond
5.375% due 07/24/2044		15,000	15,872

Xunta de Galicia
5.763% due 04/03/2017	EUR	5,700	7,660
6.131% due 04/03/2018		4,500	6,391

Total Sovereign Issues (Cost $385,724)			384,336

	SHARES
COMMON STOCKS 1.3%
CONSUMER DISCRETIONARY 0.9%
Cedar Fair LP		55,218	2,641
Las Vegas Sands Corp. (h)		739,666	43,019
Melco Crown Entertainment Ltd. - ADR		2,156,477	54,774
MGM Resorts International (a)(h)		2,491,950	53,278
Wynn Resorts Ltd.		316,152	47,031

			200,743

FINANCIALS 0.2%
Citigroup, Inc.		834,357	45,147

INFORMATION TECHNOLOGY 0.2%
QUALCOMM, Inc.		481,663	35,802

Total Common Stocks (Cost $302,207)			281,692

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% (d)		20,200	24,548

Total Convertible Preferred Securities (Cost $24,500)			24,548

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.2%
AgriBank FCB
6.875% due 01/01/2024 (d)		130,000	13,671
Citigroup Capital
7.875% due 10/30/2040		250,000	6,645
Public Storage
6.375% due 03/17/2019 (d)		75,000	1,966
Reinsurance Group of America, Inc.
6.200% due 09/15/2042		537,000	14,907
State Street Corp.
5.900% due 03/15/2024 (d)		336,000	8,787
Ventas Realty LP
5.450% due 03/15/2043		120,000	2,964

			48,940

UTILITIES 0.1%
DTE Energy Co.
5.250% due 12/01/2062		11,150	274
Entergy Arkansas, Inc.
4.750% due 06/01/2063		38,000	849
Entergy Louisiana LLC
4.700% due 06/01/2063		29,925	660
Entergy Texas, Inc.
5.625% due 06/01/2064		513,816	13,560
SCE Trust
5.625% due 06/15/2017 (d)		82,125	2,027
5.750% due 03/15/2024 (d)		463,000	12,460

			29,830

Total Preferred Securities (Cost $74,187)			78,770

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
CERTIFICATES OF DEPOSIT 0.2%
Banco Bilbao Vizcaya Argentaria S.A.
0.981% due 10/23/2015	$26,250	26,226
1.082% due 05/16/2016	19,500	19,487

		45,713

U.S. TREASURY BILLS 0.3%
0.054% due 01/08/2015 - 05/28/2015 (b)(i)(k)	63,357	63,348

Total Short-Term Instruments (Cost $109,094)		109,061

Total Investments in Securities (Cost $23,269,085)		25,199,943

	SHARES
INVESTMENTS IN AFFILIATES 3.2%
SHORT-TERM INSTRUMENTS 3.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%
PIMCO Short-Term Floating NAV Portfolio	1,791	18
PIMCO Short-Term Floating NAV Portfolio III	70,047,982	694,315

Total Short-Term Instruments (Cost $698,003)		694,333

Total Investments in Affiliates (Cost $698,003)		694,333

Total Investments 119.4% (Cost $23,967,088)		$25,894,276
Financial Derivative Instruments (g)(j) (0.2%) (Cost or Premiums, net $(62,510))		(40,334)
Other Assets and Liabilities, net (19.2%)		(4,175,712)

Net Assets 100.0%		$21,678,230

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(e)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Navient Corp.	4.280%	01/26/2015	08/03/2010	$1,926	$1,937	0.01%
Pinnacol Assurance	8.625%	06/25/2034	06/23/2014	24,000	25,429	0.12%
Rise Ltd.	4.750%	01/31/2021	02/11/2014	28,156	28,242	0.13%

				$54,082	$55,608	0.26%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BCY	(1.000%)	12/02/2014	12/01/2016	$(8,115)	$(8,115)
	(0.750%)	10/30/2014	10/29/2016	(4,960)	(4,954)
BOS	0.200%	12/23/2014	01/06/2015	(187,055)	(187,066)
JPS	0.110%	11/12/2014	01/12/2015	(335,868)	(335,920)
	0.160%	11/13/2014	01/13/2015	(172,500)	(172,538)
	0.210%	11/19/2014	01/20/2015	(146,804)	(146,841)
	0.270%	12/09/2014	01/09/2015	(125,139)	(125,161)
	0.300%	12/10/2014	01/12/2015	(67,409)	(67,422)
	0.300%	12/15/2014	01/15/2015	(70,796)	(70,807)
	0.330%	12/08/2014	01/08/2015	(115,029)	(115,055)
MEI	(0.350%)	08/01/2014	07/31/2016	(4,475)	(4,469)
	(0.350%)	08/01/2014	07/31/2017	(5,594)	(5,594)
RDR	0.330%	12/08/2014	01/08/2015	(436,507)	(436,607)
SAL	0.280%	12/11/2014	01/12/2015	(199,565)	(199,599)
	0.330%	12/12/2014	01/12/2015	(384,345)	(384,419)

Total Reverse Repurchase Agreements					$(2,264,567)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BCY	0.200%	12/17/2014	01/15/2015	$(16,423)	$(16,442)
	0.250%	12/26/2014	01/09/2015	(22,951)	(22,966)
	0.270%	12/03/2014	01/14/2015	(130,269)	(130,435)
	0.380%	12/12/2014	01/12/2015	(53,240)	(53,298)
	0.390%	12/15/2014	01/09/2015	(49,220)	(49,259)
	0.410%	12/17/2014	01/20/2015	(141,551)	(141,784)
	0.413%	12/18/2014	01/22/2015	(19,187)	(18,998)
BPG	0.210%	01/05/2015	02/02/2015	(69,479)	(69,640)
FOB	0.200%	01/05/2015	01/30/2015	(125,039)	(125,297)
GSC	0.120%	12/23/2014	01/06/2015	(25,355)	(25,366)
	0.160%	11/20/2014	01/12/2015	(2,374)	(2,377)
	0.163%	11/13/2014	01/12/2015	(76,461)	(75,307)
	0.190%	11/18/2014	01/20/2015	(93,596)	(93,780)
	0.190%	11/20/2014	01/20/2015	(2,826)	(2,832)
	0.260%	12/24/2014	01/07/2015	(36,179)	(36,198)
	0.290%	12/12/2014	01/05/2015	(8,276)	(8,279)
	0.300%	12/04/2014	01/05/2015	(236,792)	(236,929)
	0.350%	12/11/2014	01/09/2015	(2,716)	(2,718)
	0.350%	12/12/2014	01/23/2015	(85,396)	(85,563)
	0.390%	12/17/2014	01/16/2015	(180,681)	(180,932)
	0.420%	12/16/2014	01/07/2015	(38,526)	(38,552)
	0.420%	12/18/2014	01/16/2015	(100,609)	(100,744)
MSC	0.170%	12/18/2014	01/08/2015	(32,500)	(32,520)
	0.280%	12/03/2014	01/06/2015	(258,888)	(259,063)
TDM	0.290%	12/02/2014	01/05/2015	(49,704)	(49,732)
UBS	0.340%	12/10/2014	01/09/2015	(253,547)	(253,778)
	0.380%	12/16/2014	01/12/2015	(105,207)	(105,324)

Total Sale-Buyback Transactions					$(2,218,113)

(1)	The average amount of borrowings outstanding during the period ended December 31, 2014 was $2,601,074 at a weighted average interest rate of 0.134%.
(2)	Payable for sale-buyback transactions includes $1,917 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	02/01/2045	$1,000	$(1,064)	$(1,065)

Total Short Sales				$(1,064)	$(1,065)

(f)	Securities with an aggregate market value of $4,578,184 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Call - EUREX EURO STOXX 50 Index	3,600.000	12/20/2019	4,403	$13,096	$12,972

Total Purchased Options				$13,096	$12,972

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - EUREX EURO STOXX 50 Index	2,300.000	12/20/2019	4,403	$(14,547)	$(14,890)

Total Written Options				$(14,547)	$(14,890)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond March Futures	Short	03/2015	447	$(1,607)	$0	$(27)
JPX Nikkei Index 400 March Futures	Long	03/2015	2,009	17	0	(378)

Total Futures Contracts				$(1,590)	$0	$(405)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Mar ket Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-22 5-Year Index	(1.000%	)	06/20/2019	$1,982,800	$(36,300)	$951	$0	$(332)

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.IG-20 5-Year Index	1.000%	06/20/2018	$1,093,275	$21,399	$11,791	$172	$0
CDX.IG-21 5-Year Index	1.000%	12/20/2018	2,218,950	43,331	11,639	401	0
CDX.IG-22 5-Year Index	1.000%	06/20/2019	2,137,450	39,131	1,168	358	0
CDX.IG-22 10-Year Index	1.000%	06/20/2024	45,600	(102)	186	11	0
CDX.IG-23 5-Year Index	1.000%	12/20/2019	7,598,300	123,811	5,628	620	0

				$227,570	$30,412	$1,562	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.850%	12/04/2019		$119,700	$(657)	$(418)	$0	$(93)
Receive	3-Month USD-LIBOR	2.250%	12/17/2019		703,200	(16,894)	(664)	0	(560)
Receive	3-Month USD-LIBOR	2.250%	06/17/2020		1,126,600	(13,454)	(1,288)	0	(946)
Receive	3-Month USD-LIBOR	2.700%	07/18/2024		1,043,500	(52,740)	(49,012)	0	(1,131)
Receive	6-Month EUR-EURIBOR	0.400%	03/14/2015	EUR	404,100	(1,870)	(1,102)	0	(4)
Receive	6-Month EUR-EURIBOR	2.250%	03/19/2024		94,400	(17,427)	(18,697)	0	(114)
Receive	6-Month EUR-EURIBOR	2.000%	09/17/2024		236,600	(34,769)	(20,165)	0	(311)
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025		54,900	(2,637)	(3,292)	0	(73)
Receive	6-Month GBP-LIBOR	2.750%	03/18/2025	GBP	117,600	(14,848)	(11,722)	0	(908)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	24,927,000	(10,652)	(8,738)	0	(126)
Receive	6-Month JPY-LIBOR	1.000%	09/20/2024		27,860,000	(2,551)	(3,028)	0	(165)
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MXN	465,200	1,748	(621)	119	0
Pay	28-Day MXN-TIIE	5.610%	07/07/2021		1,827,800	(504)	(21)	464	0
Pay	28-Day MXN-TIIE	6.750%	08/31/2021		154,500	658	(295)	42	0
Pay	28-Day MXN-TIIE	5.840%	09/14/2021		454,500	214	145	122	0
Pay	28-Day MXN-TIIE	5.810%	09/29/2021		293,800	114	124	79	0
Pay	28-Day MXN-TIIE	5.750%	09/30/2021		546,400	73	73	147	0
Pay	28-Day MXN-TIIE	5.630%	10/11/2021		1,132,300	(485)	(167)	307	0
Pay	28-Day MXN-TIIE	5.580%	11/10/2021		166,300	(116)	(116)	46	0
Pay	28-Day MXN-TIIE	6.800%	12/26/2023		823,600	3,486	886	318	0

						$(163,311)	$(118,118)	$1,644	$(4,431)

Total Swap Agreements						$27,959	$(86,755)	$3,206	$(4,763)

(h)	Securities with an aggregate market value of $18,370 have been pledged as collateral as of December 31, 2014 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(i)	Securities with an aggregate market value of $283,943 and cash of $20,018 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	BRL	58,938		$25,045	$2,873	$0
	01/2015	GBP	1,560		2,455	23	0
	01/2015		$22,189	BRL	58,938	0	(17)
	01/2015		48,507	EUR	39,396	0	(836)
	01/2015		2,225	JPY	264,376	0	(18)
	02/2015		569	MXN	7,725	0	(46)
BPS	01/2015	BRL	144,696		$55,692	1,258	0
	01/2015	GBP	1,668		2,614	14	0
	01/2015		$54,475	BRL	144,696	0	(41)
	01/2015		45,603	EUR	36,885	0	(970)
	02/2015	BRL	2,181		$800	0	(14)
	02/2015		$198	MXN	2,683	0	(17)
BRC	01/2015	BRL	2,522		$1,069	120	0
	01/2015		$950	BRL	2,522	0	(1)
	02/2015		4,001	MXN	54,264	0	(330)
CBK	01/2015	EUR	5,033		$6,284	194	0
	01/2015		$1,213	EUR	984	0	(22)
	02/2015		10,540	MXN	143,782	0	(813)
DUB	01/2015	BRL	10,464		$4,000	63	0
	01/2015	JPY	264,400		2,242	35	0
	01/2015		$3,939	BRL	10,464	0	(3)
	01/2015		1,036	GBP	662	0	(4)
FBF	01/2015	BRL	247,609		$99,674	6,525	0
	01/2015		$93,034	BRL	247,609	115	0
	01/2015		1,736	GBP	1,105	0	(13)
	02/2015	BRL	126,125		$49,496	2,418	0
	07/2015		247,609		88,227	0	(356)
GLM	01/2015		178,465		69,088	2,213	(263)
	01/2015		$67,188	BRL	178,465	0	(51)
	01/2015		335,807	EUR	275,561	0	(2,364)
	02/2015	EUR	273,027		$332,754	2,276	0
	02/2015		$17,800	BRL	48,538	317	0
HUS	01/2015	AUD	8,327		$7,123	325	0
	01/2015		$4,626	GBP	2,953	0	(24)
JPM	01/2015	BRL	342,591		$138,222	9,341	0
	01/2015		$128,978	BRL	342,591	0	(97)
	02/2015	BRL	5,617		$2,100	3	0
	02/2015	MXN	76,073		5,279	132	0
	02/2015		$81	HKD	627	0	0
	02/2015		3,727	MXN	51,945	0	(213)
MSB	01/2015	BRL	146,816		$55,273	42	0
	01/2015	EUR	347,793		432,218	11,371	0
	01/2015	JPY	432,900		3,722	108	0
	01/2015		$6,818	AUD	8,327	0	(20)
	01/2015		54,963		BRL 146,816	279	(11)
	01/2015		149,271	GBP	96,273	780	0
	02/2015	AUD	8,327		$6,804	20	0
	02/2015	BRL	66,371		24,768	0	(6)
	02/2015	GBP	96,273		149,235	0	(782)
	02/2015		$104,589		BRL 268,522	0	(4,359)
	04/2015	BRL	80,445		$29,199	0	(334)
RBC	01/2015		14,820		5,500	0	(75)
	01/2015	GBP	97,765		153,506	1,130	0
	01/2015		$5,580	BRL	14,820	0	(4)
	02/2015	MXN	632,311		$44,709	1,932	0
UAG	01/2015	BRL	569,740		214,853	813	(293)
	01/2015		$217,707	BRL	569,740	0	(3,374)
	02/2015		127,824		337,007	0	(2,031)
	02/2015		1,381	JPY	165,700	3	0
	02/2015		507	MXN	7,475	0	(2)
	07/2015	BRL	569,740		$206,427	2,601	0

Total Forward Foreign Currency Contracts						$47,324	$(17,804)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.140%	12/01/2015	$3,470,900	$6,798	$6,304
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.951%	05/11/2015	93,500	2,281	17
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.960%	05/11/2015	122,700	3,313	22
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850%	03/04/2015	150,000	9,015	2
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.191%	04/25/2016	25,500	969	142
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.200%	07/29/2016	48,000	2,056	56
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	134,100	10,630	1,282
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/17/2017	82,700	5,172	2,406
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/15/2017	24,500	1,511	710
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/17/2017	28,200	1,623	820
JPM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850%	03/04/2015	200,000	9,200	3
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/17/2017	126,000	8,210	3,666
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850%	03/04/2015	358,600	16,308	5
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/15/2017	88,000	6,160	2,550
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/17/2017	50,000	3,067	1,455
NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/17/2017	112,100	7,014	3,261
RBC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	08/17/2017	25,800	1,574	751

							$94,901	$23,452

Total Purchased Options							$94,901	$23,452

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-23 5-Year Index	Sell	1.000%	03/18/2015		$356,200	$(775)	$(258)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015	EUR	61,500	(46)	(58)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		61,500	(125)	(58)
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		48,900	(95)	(58)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		48,900	(83)	(8)
CBK	Call - OTC CDX.IG-23 5-Year Index	Buy	0.550%	02/18/2015		$33,900	(23)	(8)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.800%	02/18/2015		33,900	(61)	(36)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	97,000	(170)	(114)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		66,300	(129)	(10)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		30,700	(73)	(2)
FBF	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	01/21/2015		$75,000	(75)	(11)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	02/18/2015		134,000	(161)	(101)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	01/21/2015	EUR	166,200	(91)	(39)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		332,300	(132)	(52)
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		$30,300	(45)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	37,400	(45)	(44)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		37,400	(103)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.200%	01/21/2015		23,200	(57)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		89,600	(67)	(63)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		89,600	(169)	(158)
JPM	Put - OTC CDX.IG-23 5-Year Index	Sell	0.850%	02/18/2015		$180,000	(232)	(135)
	Put - OTC CDX.IG-23 5-Year Index	Sell	0.950%	03/18/2015		131,700	(277)	(115)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	40,500	(57)	(48)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		40,500	(114)	(2)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		3,800	(3)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		3,800	(8)	(4)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		91,500	(84)	(65)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		91,500	(157)	(161)

							$(3,457)	$(1,614)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC USD versus BRL	BRL	2.650	05/27/2015	$172,600	$(5,474)	$(10,077)
GLM	Call - OTC USD versus BRL		2.700	06/02/2015	61,600	(1,857)	(3,052)

						$(7,331)	$(13,129)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	TBD	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	$19,600	$(253)	$(5)
	Floor - OTC CPURNSA Index	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	21,500	(178)	(5)

						$(431)	$(10)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.600%	05/11/2015		$486,175	$(5,591)	$(59)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2015		715,500	(7,106)	(9,104)
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000%	04/25/2016		107,000	(968)	(195)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.200%	07/29/2016		183,100	(2,243)	(104)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.378%	03/04/2015		315,000	(8,900)	(4)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		563,200	(10,588)	(3,792)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880%	08/17/2017		120,000	(2,112)	(1,088)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.920%	08/17/2017		211,100	(3,103)	(1,844)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.950%	03/23/2015	EUR	37,600	(97)	(733)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.550%	03/23/2015		37,600	(312)	(10)
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.910%	08/15/2017		$98,000	(1,519)	(859)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900%	08/17/2017		115,700	(1,678)	(1,030)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.350%	09/08/2015	EUR	256,000	(589)	(1,023)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.350%	09/08/2015		256,000	(606)	(223)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/13/2015		$424,500	(2,079)	(3,523)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	02/13/2015		424,500	(2,035)	(141)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.950%	03/23/2015	EUR	35,300	(70)	(688)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.550%	03/23/2015		35,300	(318)	(9)
JPM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.860%	08/17/2017		$200,000	(3,204)	(1,847)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870%	08/17/2017		275,600	(4,575)	(2,522)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.955%	08/17/2017		28,400	(436)	(240)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015		62,500	(288)	(530)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015		62,500	(329)	(37)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.394%	03/04/2015		424,000	(9,200)	(4)
MYC	Call - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Receive	2.910%	08/17/2015		1,492,300	(5,372)	(7,350)
	Put - OTC 1-Year Interest Rate Swap (Effective 08/20/2018)	3-Month USD-LIBOR	Pay	2.910%	08/17/2015		1,492,300	(5,372)	(2,121)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950%	08/15/2017		354,200	(6,358)	(2,992)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.820%	08/17/2017		200,000	(3,070)	(1,917)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015		11,300	(48)	(96)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015		11,300	(66)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.376%	03/04/2015		243,600	(5,318)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.385%	03/04/2015		520,500	(10,997)	(6)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900%	08/17/2017		451,700	(7,114)	(4,019)
RBC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.860%	08/17/2017		103,200	(1,574)	(953)

								$(113,235)	$(49,073)

Total Written Options								$(124,454)	$(63,826)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Berkshire Hathaway, Inc.	1.000%	03/20/2021	0.706%		$20,500	$(147)	$506	$359	$0
	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.246%		1,100	8	(3)	5	0
	Brazil Government International Bond	1.000%	12/20/2018	1.636%		23,550	(1,188)	627	0	(561)
	Caterpillar, Inc.	1.000%	03/20/2016	0.073%		12,500	173	(27)	146	0
	Credit Suisse Group	1.000%	06/20/2019	0.478%	EUR	1,000	30(2)		28	0
	Ford Motor Co.	5.000%	06/20/2019	0.886%		$5,200	1,024	(95)	929	0
	General Electric Capital Corp.	1.000%	12/20/2015	0.292%		14,400	(420)	524	104	0
	Italy Government International Bond	1.000%	12/20/2018	1.030%		21,400	(1,403)	1,385	0	(18)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		60,400	320	(722)	0	(402)
	Lafarge S.A.	1.000%	09/20/2016	0.238%		500	(38)	45	7	0
	MetLife, Inc.	1.000%	12/20/2015	0.122%		12,500	(698)	810	112	0
	MetLife, Inc.	1.000%	12/20/2018	0.498%		25,000	0	495	495	0
	MetLife, Inc.	1.000%	06/20/2021	0.877%		25,000	(1,593)	1,786	193	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		300	0	3	3	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		15,000	(73)	170	97	0
	Russia Government International Bond	1.000%	12/20/2019	4.779%		25,500	(3,018)	(982)	0	(4,000)
	Spain Government International Bond	1.000%	12/20/2018	0.682%		6,500	(383)	465	82	0
	Spain Government International Bond	1.000%	06/20/2019	0.749%		38,300	149	276	425	0
	Spain Government International Bond	1.000%	12/20/2019	0.811%		50,000	216	249	465	0
	Verizon Communications, Inc.	1.000%	06/20/2019	0.596%		3,300	71	(12)	59	0
	Wells Fargo & Co.	1.000%	12/20/2016	0.172%		400	(19)	25	6	0
BPS	Alcoa, Inc.	1.000%	03/20/2021	2.197%		2,700	(235)	55	0	(180)
	Brazil Government International Bond	1.000%	09/20/2017	1.367%		600	(13)	8	0	(5)
	Caterpillar, Inc.	1.000%	03/20/2016	0.073%		9,200	126	(18)	108	0
	Ford Motor Co.	5.000%	09/20/2021	1.341%		1,500	363	(23)	340	0
	Petrobras International Finance Co.	1.000%	06/20/2015	5.661%		12,000	(74)	(184)	0	(258)
	Petrobras International Finance Co.	1.000%	06/20/2018	4.516%		58,900	(2,867)	(3,544)	0	(6,411)
	Petrobras International Finance Co.	1.000%	09/20/2019	4.418%		38,000	(2,102)	(3,133)	0	(5,235)
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		1,500	(164)	(51)	0	(215)
	Safeway Ltd.	1.000%	09/20/2019	1.531%	EUR	4,100	(69)	(49)	0	(118)
	Spain Government International Bond	1.000%	09/20/2021	1.033%		$100	1	(1)	0	0
	Teck Resources Ltd.	1.000%	06/20/2019	2.320%		5,000	(96)	(178)	0	(274)
	Tesco PLC	1.000%	06/20/2019	1.726%	EUR	17,300	(47)	(599)	0	(646)
	Whirlpool Corp.	1.000%	06/20/2019	0.452%		$2,550	11	50	61	0
BRC	AT&T, Inc.	1.000%	06/20/2019	0.608%		7,100	132	(9)	123	0
	Berkshire Hathaway Finance Corp.	1.000%	12/20/2017	0.302%		65,050	(865)	2,225	1,360	0
	Berkshire Hathaway, Inc.	1.000%	12/20/2019	0.527%		4,000	81	11	92	0
	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.246%		3,000	7	5	12	0
	Brazil Government International Bond	1.000%	06/20/2017	1.311%		12,200	(173)	85	0	(88)
	Brazil Government International Bond	1.000%	06/20/2018	1.523%		21,600	(64)	(307)	0	(371)
	Ford Motor Co.	5.000%	06/20/2019	0.886%		6,000	1,166	(93)	1,073	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2019	1.936%		5,900	(138)	(93)	0	(231)
	Italy Government International Bond	1.000%	12/20/2018	1.030%		10,600	(743)	734	0	(9)
	Marks & Spencer PLC	1.000%	06/20/2019	0.892%	EUR	2,925	(86)	103	17	0
	Mexico Government International Bond	1.000%	09/20/2022	1.385%		$9,900	(463)	201	0	(262)
	Petrobras International Finance Co.	1.000%	06/20/2018	4.516%		7,500	(346)	(471)	0	(817)
	Spain Government International Bond	1.000%	06/20/2019	0.749%		50,000	194	362	556	0
	Telecom Italia SpA	1.000%	06/20/2019	1.402%	EUR	10,000	(868)	661	0	(207)
	Telefonica Emisiones S.A.U.	1.000%	12/20/2019	0.741%		7,100	49	63	112	0
	Tesco PLC	1.000%	09/20/2019	1.804%		2,500	22	(131)	0	(109)
	Tesco PLC	1.000%	12/20/2019	1.872%		5,700	(31)	(251)	0	(282)
	Toll Brothers Finance Corp.	1.000%	03/20/2021	1.944%		$5,700	(371)	69	0	(302)
	Verizon Communications, Inc.	1.000%	06/20/2019	0.596%		6,700	127	(8)	119	0
	Whirlpool Corp.	1.000%	03/20/2019	0.407%		100	0	2	2	0
	Whirlpool Corp.	1.000%	06/20/2019	0.452%		30,000	148	578	726	0
CBK	Barrick Gold Corp.	1.000%	06/20/2019	1.507%		20,000	(518)	93	0	(425)
	Brazil Government International Bond	1.000%	12/20/2018	1.636%		20,000	(758)	282	0	(476)
	Ford Motor Co.	5.000%	06/20/2019	0.886%		5,600	1,097	(96)	1,001	0
	Ford Motor Credit Co. LLC	5.000%	06/20/2021	1.034%		10,000	2,432	(61)	2,371	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2016	0.454%		1,500	(16)	29	13	0
	General Electric Capital Corp.	1.000%	09/20/2016	0.358%		500	(10)	16	6	0
	General Electric Capital Corp.	1.000%	09/20/2019	0.593%		1,000	(102)	121	19	0
	Italy Government International Bond	1.000%	12/20/2018	1.030%		13,400	(1,022)	1,011	0	(11)
	MetLife, Inc.	1.000%	09/20/2016	0.225%		600	(18)	26	8	0
	Mexico Government International Bond	1.000%	09/20/2017	0.649%		7,600	(109)	183	74	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		15,400	63	37	100	0
	Orange S.A.	1.000%	06/20/2019	0.395%	EUR	26,500	411	465	876	0
	Safeway Ltd.	1.000%	09/20/2019	1.531%		1,050	(18)	(13)	0	(31)
	Spain Government International Bond	1.000%	12/20/2018	0.682%		$19,500	(794)	1,039	245	0
	Spain Government International Bond	1.000%	06/20/2019	0.749%		42,650	208	266	474	0
	Telecom Italia SpA	1.000%	06/20/2019	1.402%	EUR	5,000	(434)	330	0	(104)
	Tesco PLC	1.000%	06/20/2019	1.726%		7,500	(8)	(272)	0	(280)
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.177%		$2,000	(5)	30	25	0
DUB	Berkshire Hathaway, Inc.	1.000%	12/20/2023	0.975%		4,000	3	6	9	0
	Berkshire Hathaway, Inc.	1.000%	06/20/2024	1.010%		17,050	(72)	64	0	(8)
	BP Capital Markets America, Inc.	1.000%	12/20/2018	0.612%	EUR	5,000	137	(43)	94	0
	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.280%		$1,500	3	11	14	0
	Brazil Government International Bond	1.000%	06/20/2017	1.311%		28,400	(415)	208	0	(207)
	Brazil Government International Bond	1.000%	06/20/2018	1.523%		9,450	(37)	(125)	0	(162)
	Citigroup, Inc.	1.000%	09/20/2017	0.431%		1,800	(143)	171	28	0
	Ford Motor Co.	5.000%	09/20/2017	0.508%		6,700	774	50	824	0
	Ford Motor Co.	5.000%	06/20/2019	0.886%		3,050	593	(48)	545	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.261%		50,000	458	(173)	285	0
	General Electric Capital Corp.	1.000%	03/20/2019	0.510%		3,000	44	17	61	0
	Italy Government International Bond	1.000%	03/20/2019	1.069%		39,000	(794)	698	0	(96)
	Italy Government International Bond	1.000%	06/20/2019	1.114%		134,400	316	(931)	0	(615)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		70,100	(284)	(182)	0	(466)
	JPMorgan Chase & Co.	1.000%	09/20/2019	0.574%		3,500	67	2	69	0
	MetLife, Inc.	1.000%	12/20/2018	0.498%		15,000	70	227	297	0
	MetLife, Inc.	5.000%	09/20/2019	0.608%		1,100	134	89	223	0

	MetLife, Inc.	1.000%	09/20/2021	0.909%		11,000	100	(34)	66	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		13,300	41	56	97	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		19,400	(57)	182	125	0
	Orange S.A.	1.000%	06/20/2019	0.395%	EUR	30,000	465	526	991	0
	Pacific Gas & Electric Co.	1.000%	06/20/2021	0.797%		$2,000	(88)	113	25	0
	Prudential Financial, Inc.	1.000%	12/20/2018	0.409%		19,000	0	443	443	0
	Safeway Ltd.	1.000%	09/20/2019	1.531%	EUR	4,150	(77)	(43)	0	(120)
	Spain Government International Bond	1.000%	06/20/2019	0.749%		$44,100	150	340	490	0
	Tesco PLC	1.000%	06/20/2019	1.726%	EUR	18,000	(37)	(636)	0	(673)
FBF	American International Group, Inc.	1.000%	06/20/2019	0.418%		$450	7	5	12	0
	Anadarko Petroleum Corp.	1.000%	09/20/2017	0.620%		700	(20)	27	7	0
	AT&T, Inc.	1.000%	03/20/2023	1.053%		21,400	(575)	499	0	(76)
	Bank of America Corp.	1.000%	09/20/2017	0.383%		3,200	(243)	297	54	0
	Finmeccanica Finance S.A.	5.000%	03/20/2018	0.947%	EUR	6,100	499	467	966	0
	Ford Motor Co.	5.000%	09/20/2017	0.508%		$2,900	328	29	357	0
	Ford Motor Co.	5.000%	06/20/2019	0.886%		1,700	328	(24)	304	0
	Glencore Finance Europe S.A.	1.000%	12/20/2018	1.170%	EUR	200	(7)	6	0	(1)
	MetLife, Inc.	1.000%	09/20/2017	0.341%		$20,000	(1,708)	2,072	364	0
	Mexico Government International Bond	1.000%	09/20/2017	0.649%		5,200	(78)	129	51	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		6,250	12	33	45	0
	Telecom Italia SpA	1.000%	06/20/2019	1.402%	EUR	10,000	(868)	660	0	(208)
	Telefonica Emisiones S.A.U.	1.000%	06/20/2021	0.955%		3,000	(165)	176	11	0
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.177%		$7,900	(34)	133	99	0
	Whirlpool Corp.	1.000%	03/20/2019	0.407%		5,150	12	115	127	0
	Whirlpool Corp.	1.000%	06/20/2019	0.452%		10,800	38	224	262	0
GST	American International Group, Inc.	1.000%	09/20/2021	0.701%		15,000	(1,601)	1,887	286	0
	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.246%		1,800	4	3	7	0
	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.280%		2,500	5	18	23	0
	BP Capital Markets America, Inc.	1.000%	06/20/2016	0.315%		8,700	78	13	91	0
	Brazil Government International Bond	1.000%	12/20/2018	1.636%		53,500	(2,612)	1,338	0	(1,274)
	Finmeccanica Finance S.A.	5.000%	03/20/2018	0.947%	EUR	9,600	802	719	1,521	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2016	0.454%		$7,100	(77)	137	60	0
	Gazprom OAO Via Gaz Capital S.A.	1.000%	09/20/2015	7.209%		9,750	(90)	(333)	0	(423)
	Italy Government International Bond	1.000%	12/20/2018	1.030%		27,600	(1,798)	1,775	0	(23)
	Marks & Spencer PLC	1.000%	06/20/2019	0.892%	EUR	15,000	(420)	512	92	0
	MetLife, Inc.	1.000%	03/20/2015	0.084%		$2,100	(118)	123	5	0
	MetLife, Inc.	1.000%	12/20/2015	0.122%		16,600	(758)	906	148	0
	Mexico Government International Bond	1.000%	03/20/2018	0.703%		27,050	133	130	263	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		2,900	8	13	21	0
	Petrobras International Finance Co.	1.000%	09/20/2019	4.418%		25,000	(1,410)	(2,034)	0	(3,444)
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		10,100	(1,125)	(322)	0	(1,447)
	Russia Government International Bond	1.000%	12/20/2019	4.779%		17,500	(2,006)	(739)	0	(2,745)
	Telefonica Emisiones S.A.U.	1.000%	09/20/2019	0.703%	EUR	13,100	153	71	224	0
	Tesco PLC	1.000%	09/20/2019	1.804%		2,500	24	(132)	0	(108)
	Time Warner Cable, Inc.	1.000%	12/20/2020	0.677%		$1,200	(137)	159	22	0
HUS	Brazil Government International Bond	1.000%	06/20/2017	1.311%		26,700	(384)	190	0	(194)
	Italy Government International Bond	1.000%	06/20/2019	1.114%		123,100	(1,412)	849	0	(563)
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		8,000	(27)	85	58	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		16,400	8	98	106	0
	Petrobras International Finance Co.	1.000%	06/20/2019	4.431%		10,650	(768)	(638)	0	(1,406)
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		4,900	(549)	(153)	0	(702)
	Spain Government International Bond	1.000%	12/20/2018	0.682%		7,300	(234)	326	92	0
	Spain Government International Bond	1.000%	12/20/2019	0.811%		50,000	192	273	465	0
	Toyota Motor Credit Corp.	1.000%	06/20/2016	0.177%		11,000	(65)	202	137	0
JPM	Anglo American Capital PLC	1.000%	06/20/2019	1.339%	EUR	11,000	(590)	398	0	(192)
	BP Capital Markets America, Inc.	1.000%	06/20/2015	0.246%		$900	2	2	4	0
	BP Capital Markets America, Inc.	1.000%	03/20/2016	0.280%		19,200	137	39	176	0
	Caterpillar, Inc.	1.000%	03/20/2016	0.073%		5,200	71	(10)	61	0
	Ford Motor Co.	5.000%	03/20/2019	0.819%		2,550	476	(36)	440	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2019	1.936%		10,000	(330)	(62)	0	(392)
	Genworth Holdings, Inc.	5.000%	06/20/2019	4.212%		10,000	1,835	(1,515)	320	0
	Marks & Spencer PLC	1.000%	06/20/2019	0.892%	EUR	9,000	(252)	307	55	0
	MetLife, Inc.	1.000%	12/20/2015	0.122%		$4,300	(193)	231	38	0
	Mexico Government International Bond	1.000%	06/20/2018	0.748%		25,000	237	(15)	222	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		52,300	209	128	337	0
	Morgan Stanley	1.000%	03/20/2019	0.691%		1,800	0	23	23	0
	Petrobras International Finance Co.	1.000%	12/20/2019	4.408%		7,900	(891)	(241)	0	(1,132)
	Russia Government International Bond	1.000%	12/20/2019	4.779%		7,700	(911)	(297)	0	(1,208)
	Spain Government International Bond	1.000%	06/20/2019	0.749%		4,300	19	29	48	0
	Williams Cos., Inc.	1.000%	09/20/2019	1.995%		3,800	9	(175)	0	(166)
MYC	Anadarko Petroleum Corp.	1.000%	06/20/2017	0.575%		20,500	(1,076)	1,296	220	0
	Anadarko Petroleum Corp.	1.000%	09/20/2017	0.620%		11,000	(284)	400	116	0
	Anglo American Capital PLC	1.000%	06/20/2019	1.339%		600	(23)	15	0	(8)
	Barrick Gold Corp.	1.000%	06/20/2018	1.033%		7,550	(263)	257	0	(6)
	Barrick Gold Corp.	1.000%	12/20/2018	1.257%		1,300	(53)	41	0	(12)
	Brazil Government International Bond	1.000%	12/20/2018	1.636%		6,700	(325)	165	0	(160)
	Citigroup, Inc.	1.000%	12/20/2017	0.454%		3,000	(76)	125	49	0
	Ford Motor Co.	5.000%	03/20/2019	0.819%		2,250	419	(31)	388	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	06/20/2019	1.936%		12,800	(217)	(284)	0	(501)
	Italy Government International Bond	1.000%	12/20/2018	1.030%		14,400	(938)	926	0	(12)
	Italy Government International Bond	1.000%	03/20/2019	1.069%		68,400	134	(304)	0	(170)
	Italy Government International Bond	1.000%	06/20/2019	1.114%		30,100	(254)	117	0	(137)
	Italy Government International Bond	1.000%	09/20/2019	1.155%		12,200	(128)	47	0	(81)
	Mexico Government International Bond	1.000%	03/20/2018	0.703%		18,900	92	91	183	0
	Mexico Government International Bond	1.000%	06/20/2018	0.748%		25,000	231	(9)	222	0
	Mexico Government International Bond	1.000%	12/20/2018	0.820%		21,200	(45)	198	153	0
	Mexico Government International Bond	1.000%	03/20/2019	0.850%		8,950	35	23	58	0
	Petrobras International Finance Co.	1.000%	09/20/2015	5.662%		1,900	(61)	(2)	0	(63)
	Petrobras International Finance Co.	1.000%	03/20/2018	4.547%		5,500	(249)	(316)	0	(565)
	Russian Railways	1.000%	03/20/2016	7.289%		700	(16)	(35)	0	(51)
	Spain Government International Bond	1.000%	12/20/2018	0.682%		46,800	(2,760)	3,349	589	0
	Spain Government International Bond	1.000%	03/20/2019	0.713%		1,900	(17)	40	23	0
	Spain Government International Bond	1.000%	06/20/2019	0.749%		102,300	479	658	1,137	0
	Spain Government International Bond	1.000%	09/20/2019	0.782%		26,700	400	(128)	272	0
	Spain Government International Bond	1.000%	12/20/2019	0.811%		58,000	251	289	540	0
	TRW Automotive, Inc.	1.000%	06/20/2019	0.667%		9,300	(115)	252	137	0
RYL	Alcoa, Inc.	1.000%	06/20/2021	2.267%		2,600	(232)	42	0	(190)
	Comcast Corp.	1.000%	12/20/2015	0.031%		1,200	0	12	12	0
	Freeport-McMoRan Copper & Gold, Inc.	1.000%	03/20/2016	0.304%		12,500	(48)	158	110	0
UAG	Ford Motor Credit Co. LLC	5.000%	09/20/2017	0.390%		900	106	7	113	0
	MetLife, Inc.	1.000%	12/20/2015	0.122%		7,500	(370)	437	67	0

							$(34,860)	$23,032	$30,507	$(42,335)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value(4)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized Appreciation	Asset	Liability
CBK	MCDX-23 5-Year Index	1.000%	12/20/2019	$37,300	$290	$1	$291	$0
GST	MCDX-23 5-Year Index	1.000%	12/20/2019	23,400	170	12	182	0
MYC	MCDX-23 5-Year Index	1.000%	12/20/2019	3,800	27	3	30	0

					$487	$16	$503	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.500%	01/04/2021	BRL	167,800	$(212)	$(744)	$0	$(956)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		43,900	(67)	(73)	0	(140)
	Pay	3-Month EUR-EXT-CPI Index	0.700%	12/15/2018	EUR	13,500	(27)	(183)	0	(210)
	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019		15,900	(4)	(492)	0	(496)
	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/15/2019		13,100	0	(345)	0	(345)
	Pay	3-Month EUR-EXT-CPI Index	0.750%	12/10/2019		21,000	107	(331)	0	(224)
BPS	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	756,600	1,711	(3,929)	0	(2,218)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		35,000	(53)	(59)	0	(112)
	Pay	1-Year BRL-CDI	12.055%	01/04/2021		28,300	(14)	59	45	0
	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	47,200	(79)	(1,394)	0	(1,473)
	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/15/2019		90,400	(207)	(2,172)	0	(2,379)
	Pay	3-Month EUR-EXT-CPI Index	0.850%	12/15/2019		6,300	2	(109)	0	(107)
CBK	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/22/2019		13,000	(47)	(295)	0	(342)
	Pay	3-Month EUR-EXT-CPI Index	0.750%	12/15/2019		13,700	61	(208)	0	(147)
DUB	Pay	1-Year BRL-CDI	11.000%	01/04/2021	BRL	92,900	(371)	(743)	0	(1,114)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021		126,100	(160)	(559)	0	(719)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		355,300	(288)	(844)	0	(1,132)
	Pay	1-Year BRL-CDI	12.000%	01/04/2021		71,800	22	(28)	0	(6)
	Pay	3-Month EUR-EXT-CPI Index	0.600%	12/15/2018	EUR	5,800	(6)	(56)	0	(62)
	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019		12,700	8	(405)	0	(397)
	Pay	3-Month EUR-EXT-CPI Index	0.750%	12/15/2019		25,500	29	(302)	0	(273)
	Pay	3-Month USD-CPURNSA Index	1.540%	11/07/2016		$11,000	0	(178)	0	(178)
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	708,900	19	(326)	0	(307)
GLM	Pay	1-Year BRL-CDI	11.000%	01/04/2021	BRL	22,600	(77)	(194)	0	(271)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021		131,900	(131)	(621)	0	(752)
	Pay	3-Month EUR-EXT-CPI Index	1.050%	09/15/2019	EUR	31,300	116	(1,092)	0	(976)
	Pay	3-Month EUR-EXT-CPI Index	0.900%	10/15/2019		48,800	(112)	(866)	0	(978)
	Pay	3-Month EUR-EXT-CPI Index	1.000%	10/15/2019		50,400	(51)	(1,276)	0	(1,327)
	Pay	3-Month EUR-EXT-CPI Index	0.900%	11/15/2019		128,300	39	(2,497)	0	(2,458)
HUS	Pay	1-Year BRL-CDI	11.500%	01/04/2021	BRL	1,800	(2)	(8)	0	(10)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		62,700	(200)	0	0	(200)
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MXN	229,000	206	647	853	0
	Pay	28-Day MXN-TIIE	7.500%	06/02/2021		1,012,800	2,157	4,980	7,137	0
JPM	Pay	28-Day MXN-TIIE	6.650%	06/02/2021		62,000	38	193	231	0
MYC	Pay	1-Year BRL-CDI	12.560%	01/04/2021	BRL	31,500	262	6	268	0
	Pay	3-Month EUR-EXT-CPI Index	0.350%	12/15/2017	EUR	6,950	1	(36)	0	(35)
	Pay	3-Month EUR-EXT-CPI Index	0.910%	11/26/2019		7,8004	4	(159)	0	(155)
	Pay	3-Month EUR-EXT-CPI Index	0.800%	12/10/2019		8,000	18	(128)	0	(110)
	Pay	3-Month USD-CPURNSA Index	1.533%	11/07/2016		$47,400	1	(763)	0	(762)
	Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MXN	161,800	128	475	603	0
UAG	Pay	1-Year BRL-CDI	11.470%	01/02/2017	BRL	121,200	230	(585)	0	(355)
	Pay	1-Year BRL-CDI	11.500%	01/04/2021		55,100	(49)	(266)	0	(315)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		29,300	(122)	29	0	(93)
	Pay	3-Month EUR-EXT-CPI Index	0.600%	12/15/2018	EUR	6,700	3	(74)	0	(71)
	Pay	3-Month EUR-EXT-CPI Index	0.910%	11/26/2019		20,150	3	(403)	0	(400)
	Pay	3-Month EUR-EXT-CPI Index	0.800%	12/10/2019		13,000	8	(188)	0	(180)
	Pay	28-Day MXN-TIIE	5.610%	07/07/2021	MXN	1,098,700	(143)	(332)	0	(475)
	Pay	28-Day MXN-TIIE	5.630%	10/11/2021		324,200	116	(268)	0	(152)

							$2,867	$(17,142)	$9,137	$(23,412)

Total Swap Agreements							$(31,506)	$5,906	$40,147	$(65,747)

(k)	Securities with an aggregate market value of $74,305 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$751,481	$333,238	$1,084,719
Corporate Bonds & Notes
Banking & Finance	0	6,082,469	0	6,082,469
Industrials	0	7,079,799	256,245	7,336,044
Utilities	0	3,290,110	22,672	3,312,782
Municipal Bonds & Notes
Arizona	0	3,483	0	3,483
California	0	687,004	0	687,004
Florida	0	9,192	0	9,192
Georgia	0	69,697	0	69,697
Illinois	0	25,244	0	25,244
Indiana	0	2,333	0	2,333
Iowa	0	4,747	0	4,747
Kentucky	0	463	0	463
Massachusetts	0	12,686	0	12,686
Mississippi	0	4,284	0	4,284
Missouri	0	502	0	502
New Jersey	0	45,979	0	45,979
New York	0	268,362	0	268,362
North Carolina	0	3,415	0	3,415
Ohio	0	133,218	0	133,218
Pennsylvania	0	20,494	0	20,494
Tennessee	0	37,545	0	37,545
Texas	0	124,474	0	124,474
Washington	0	33	0	33
U.S. Government Agencies	0	8,679	0	8,679
U.S. Treasury Obligations	0	5,003,214	0	5,003,214
Mortgage-Backed Securities	0	4,620	0	4,620
Asset-Backed Securities	0	21,989	13,865	35,854
Sovereign Issues	0	384,336	0	384,336
Common Stocks
Consumer Discretionary	200,743	0	0	200,743
Financials	45,147	0	0	45,147
Information Technology	35,802	0	0	35,802
Convertible Preferred Securities
Banking & Finance	0	24,548	0	24,548
Preferred Securities
Banking & Finance	9,609	39,331	0	48,940
Utilities	15,069	14,761	0	29,830
Short-Term Instruments
Certificates of Deposit	0	45,713	0	45,713
U.S. Treasury Bills	0	63,348	0	63,348
	$306,370	$24,267,553	$626,020	$25,199,943

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$694,333	$0	$0	$694,333

Total Investments	$1,000,703	$24,267,553	$626,020	$25,894,276

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,065)	$0	$(1,065)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	16,178	0	16,178

Over the counter	0	110,923	0	110,923

	$0	$127,101	$0	$127,101

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(404)	(19,654)	0	(20,058)

Over the counter	0	(147,377)	0	(147,377)

	$(404)	$(167,031)	$0	$(167,435)

Totals	$1,000,299	$24,226,558	$626,020	$25,852,877

There were no significant transfers between Level 1 and 2 during the period ended December 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2014 (1)
Investments in Securities, at Value
Bank Loan Obligations	$0	$343,334	$(10,180)	$(16)	$(7)	$107	$0	$0	$333,238	$107
Corporate Bonds & Notes
Banking & Finance	23,955	3,863	(1,718)	(97)	(114)	(10)	0	(25,879)	0	0
Industrials	196,154	66,979	(28,822)	(618)	48	(1,160)	29,943	(6,279)	256,245	(1,236)
Utilities	0	0	0	0	0	0	22,672	0	22,672	0
Mortgage-Backed Securities	842	0	(61)	0	1	23	0	(805)	0	0
Asset-Backed Securities	32,077	(17,874)	0	7	0	(345)	0	0	13,865	(44)

	$253,028	$396,302	$(40,781)	$(724)	$(72)	$(1,385)	$52,615	$(32,963)	$626,020	$(1,173)
Financial Derivative Instruments - Liabilities
Over the counter	(38)	0	0	0	0	28	0	10	0	0

Totals	$252,990	$396,302	$(40,781)	$(724)	$(72)	$(1,357)	$52,615	$(32,953)	$626,020	$(1,173)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$331,296	Benchmark Pricing	Base Price	99.19 - 101.63
	1,942	Third Party Vendor	Broker Quote	98.75
Corporate Bonds & Notes
Industrials	25,429	Benchmark Pricing	Base Price	102.67
	230,816	Third Party Vendor	Broker Quote	100.50 - 116.50
Utilities	22,672	Third Party Vendor	Broker Quote	108.53
Asset-Backed Securities	2,029	Benchmark Pricing	Base Price	101.53
	11,836	Third Party Vendor	Broker Quote	99.88

Total	$626,020

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.5%
CORPORATE BONDS & NOTES 20.9%
BANKING & FINANCE 12.2%
Banco do Brasil S.A.
3.875% due 10/10/2022	$400	$368
Bank of America Corp.
5.750% due 12/01/2017	200	221
6.875% due 04/25/2018	300	345
6.875% due 11/15/2018	1,600	1,862
7.625% due 06/01/2019	1,400	1,694
Bank of America N.A.
0.521% due 06/15/2016	500	497
0.541% due 06/15/2017	1,600	1,578
Citigroup, Inc.
0.778% due 03/10/2017	3,200	3,194
8.500% due 05/22/2019	1,300	1,621
JPMorgan Chase & Co.
0.752% due 02/15/2017	1,500	1,497
1.625% due 05/15/2018	200	198
3.150% due 07/05/2016	500	514
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	2,600	2,888
Korea Development Bank
1.500% due 01/22/2018	4,000	3,959
Morgan Stanley
5.375% due 10/15/2015	1,400	1,449
6.000% due 04/28/2015	400	406
Qatari Diar Finance Co.
3.500% due 07/21/2015	100	101
5.000% due 07/21/2020	2,300	2,530
QNB Finance Ltd.
3.375% due 02/22/2017	3,500	3,609
Rabobank Group
0.563% due 04/28/2017	3,800	3,799
Waha Aerospace BV
3.925% due 07/28/2020	1,800	1,892
Wells Fargo & Co.
1.250% due 07/20/2016	5,000	5,020

		39,242

INDUSTRIALS 6.0%
Alibaba Group Holding Ltd.
2.500% due 11/28/2019	2,500	2,469
Altria Group, Inc.
10.200% due 02/06/2039	97	169
CC Holdings GS LLC
3.849% due 04/15/2023	3,160	3,144
CNOOC Finance Ltd.
3.000% due 05/09/2023	3,800	3,603
Southwestern Energy Co.
4.100% due 03/15/2022	100	98
7.500% due 02/01/2018	2,900	3,270
ST Engineering Financial Ltd.
4.800% due 07/16/2019	6,152	6,806

		19,559

UTILITIES 2.7%
Petrobras Global Finance BV
2.603% due 03/17/2017	3,000	2,777
Petroleos Mexicanos
5.500% due 01/21/2021	600	653
Qtel International Finance Ltd.
4.750% due 02/16/2021	1,300	1,402
Sinopec Group Overseas Development Ltd.
4.375% due 04/10/2024	500	526
Verizon Communications, Inc.
1.771% due 09/15/2016	2,200	2,241
1.991% due 09/14/2018	100	104
2.500% due 09/15/2016	206	211
3.650% due 09/14/2018	400	423

4.500% due 09/15/2020	300	326

		8,663

Total Corporate Bonds & Notes (Cost $67,317)		67,464

MUNICIPAL BONDS & NOTES 0.8%
WASHINGTON 0.8%
Energy Northwest, Washington Revenue Notes, Series 2012
2.653% due 07/01/2020	2,500	2,545

Total Municipal Bonds & Notes (Cost $2,500)		2,545

U.S. GOVERNMENT AGENCIES 5.3%
Fannie Mae
3.000% due 02/01/2045	8,000	8,068
3.980% due 07/01/2021	2,300	2,512
5.000% due 02/01/2045	4,000	4,414
5.500% due 04/01/2034 - 04/01/2039	1,952	2,194

Total U.S. Government Agencies (Cost $16,972)		17,188

U.S. TREASURY OBLIGATIONS 34.6%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 07/15/2022	11,874	11,594
0.375% due 07/15/2023	3,979	3,942
U.S. Treasury Notes
0.250% due 09/15/2015 (d)	64,900	64,929
2.000% due 05/31/2021 (d)	31,000	31,142

Total U.S. Treasury Obligations (Cost $110,892)		111,607

ASSET-BACKED SECURITIES 1.6%
SLM Student Loan Trust
0.234% due 07/25/2017	134	133
0.441% due 03/15/2019	940	939
0.870% due 01/25/2029	1,386	1,392
1.734% due 04/25/2023	1,765	1,814
South Carolina Student Loan Corp.
0.984% due 03/02/2020	800	803

Total Asset-Backed Securities (Cost $5,069)		5,081

SOVEREIGN ISSUES 1.9%
Export-Import Bank of Korea
1.093% due 09/17/2016	700	704
1.250% due 11/20/2015	200	200
4.375% due 09/15/2021	700	769
5.000% due 04/11/2022	1,700	1,942
5.875% due 01/14/2015	100	100
Qatar Government International Bond
4.000% due 01/20/2015	2,400	2,406

Total Sovereign Issues (Cost $6,063)		6,121

SHORT-TERM INSTRUMENTS 38.4%
CERTIFICATES OF DEPOSIT 5.8%
Banco Bilbao Vizcaya Argentaria S.A.
0.981% due 10/23/2015	3,400	3,397
Credit Suisse
0.553% due 08/24/2015	5,200	5,202
Intesa Sanpaolo SpA
1.610% due 04/11/2016	1,900	1,904
Natixis Bank
0.580% due 05/11/2015	3,500	3,500
Sumitomo Mitsui Banking Corp.
0.553% due 04/29/2016	4,600	4,600

		18,603

REPURCHASE AGREEMENTS (b) 15.7%		50,603

SHORT-TERM NOTES 16.9%
Fannie Mae
0.056% due 03/16/2015	16,500	16,500

Freddie Mac
0.132% due 05/12/2015	38,000	37,992

		54,492

Total Short-Term Instruments (Cost $123,705)		123,698

Total Investments in Securities (Cost $332,518)		333,704

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	40,366	400

Total Short-Term Instruments (Cost $403)		400

Total Investments in Affiliates (Cost $403)		400

Total Investments 103.6% (Cost $332,921)		$334,104
Financial Derivative Instruments (c)(e) 0.2% (Cost or Premiums, net $650)		670
Other Assets and Liabilities, net (3.8%)		(12,245)

Net Assets 100.0%		$322,529

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.150%	12/31/2014	01/02/2015	$14,900	U.S. Treasury Bonds 3.625% due 02/15/2044	$(15,411)	$14,900	$14,900
BPG	0.120%	12/31/2014	01/02/2015	3,400	U.S. Treasury Notes 2.250% due 03/31/2021	(3,470)	3,400	3,400
DEU	0.100%	12/31/2014	01/02/2015	4,800	U.S. Treasury Bonds 3.125% due 02/15/2043	(4,898)	4,800	4,800
GSC	0.170%	12/31/2014	01/02/2015	1,600	Freddie Mac 3.500% due 09/01/2042	(1,650)	1,600	1,600
JPS	0.140%	12/31/2014	01/02/2015	3,600	U.S. Treasury Notes 1.875% due 06/30/2015	(3,683)	3,600	3,600
SSB	0.000%	12/31/2014	01/02/2015	603	Fannie Mae 2.260% due 10/17/2022	(619)	603	603
TDM	0.150%	12/31/2014	01/02/2015	21,700	U.S. Treasury Notes 1.500% due 08/31/2018	(22,272)	21,700	21,700

Total Repurchase Agreements						$(52,003)	$50,603	$50,603

(1)	Includes accrued interest.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	5.500%	01/01/2045	$1,000	$(1,119)	$(1,119)

Total Short Sales				$(1,119)	$(1,119)

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
30-Year Deliverable Interest Rate Swap March Futures	Short	03/2015	12	$(65)	$0	$0
U.S. Treasury Ultra Long-Term Bond March Futures	Short	03/2015	16	(133)	0	(6)

Total Futures Contracts				$(198)	$0	$(6)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	3.000%	06/18/2024	$55,200	$3,649	$2,496	$60	$0
Receive	3-Month USD-LIBOR	3.750%	06/18/2044	22,200	(4,988)	(3,803)	0	(36)

					$(1,339)	$(1,307)	$60	$(36)

Total Swap Agreements					$(1,339)	$(1,307)	$60	$(36)

(d)	Securities with an aggregate market value of $1,347 and cash of $53 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Goldman Sachs Group, Inc.	1.000%	06/20/2019	0.758%	$5,500	$9	$50	$59	$0
BRC	Philippines Government International Bond	1.000%	06/20/2019	0.774%	400	0	4	4	0
DUB	Brazil Government International Bond	1.000%	09/20/2022	2.352%	400	(23)	(13)	0	(36)
	China Government International Bond	1.000%	12/20/2019	0.821%	800	6	1	7	0
	Ford Motor Co.	5.000%	03/20/2019	0.819%	3,300	615	(46)	569	0
	Prudential Financial, Inc.	1.000%	03/20/2019	0.431%	1,900	34	11	45	0
GST	Brazil Government International Bond	1.000%	06/20/2019	1.777%	700	(21)	(2)	0	(22)
HUS	Brazil Government International Bond	1.000%	09/20/2022	2.352%	500	(30)	(15)	0	(45)
JPM	China Government International Bond	1.000%	12/20/2019	0.821%	300	2	1	3	0
	Ford Motor Co.	5.000%	03/20/2019	0.819%	300	56	(5)	51	0
	Philippines Government International Bond	1.000%	06/20/2019	0.774%	1,700	2	15	17	0

						$650	$1	$755	$(103)

Total Swap Agreements						$650	$1	$755	$(103)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$39,242	$0	$39,242
Industrials	0	19,559	0	19,559
Utilities	0	8,663	0	8,663
Municipal Bonds & Notes
Washington	0	2,545	0	2,545
U.S. Government Agencies	0	17,188	0	17,188
U.S. Treasury Obligations	0	111,607	0	111,607
Asset-Backed Securities	0	5,081	0	5,081
Sovereign Issues	0	6,121	0	6,121
Short-Term Instruments
Certificates of Deposit	0	18,603	0	18,603
Repurchase Agreements	0	50,603	0	50,603
Short-Term Notes	0	54,492	0	54,492
	$0	$333,704	$0	$333,704

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$400	$0	$0	$400

Total Investments	$400	$333,704	$0	$334,104

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,119)	$0	$(1,119)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	60	0	60
Over the counter	0	755	0	755
	$0	$815	$0	$815

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6)	(36)	0	(42)
Over the counter	0	(103)	0	(103)
	$(6)	$(139)	$0	$(145)

Totals	$394	$333,261	$0	$333,655

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Portfolio

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.5%
CORPORATE BONDS & NOTES 27.4%
BANKING & FINANCE 17.5%
Abbey National Treasury Services PLC
0.751% due 03/13/2017	$5,400	$5,401
4.000% due 04/27/2016	200	207
AIA Group Ltd.
3.125% due 03/13/2023	1,600	1,574
American Express Bank FSB
6.000% due 09/13/2017	615	686
American Express Centurion Bank
5.950% due 06/12/2017	350	388
American Express Credit Corp.
0.722% due 08/15/2019	5,200	5,168
Bank of America Corp.
3.625% due 03/17/2016	1,700	1,749
5.650% due 05/01/2018	2,700	3,002
5.750% due 12/01/2017	100	111
6.875% due 04/25/2018	500	575
7.625% due 06/01/2019	2,100	2,540
Bank of America N.A.
0.541% due 06/15/2017	400	394
BM&FBovespa S.A.
5.500% due 07/16/2020	2,400	2,568
Citigroup, Inc.
1.194% due 07/25/2016	2,100	2,114
6.125% due 05/15/2018	4,500	5,097
Credit Suisse
3.500% due 03/23/2015	400	403
Ford Motor Credit Co. LLC
1.500% due 01/17/2017	1,100	1,095
3.000% due 06/12/2017	1,700	1,745
3.984% due 06/15/2016	200	207
4.207% due 04/15/2016	500	518
5.625% due 09/15/2015	600	619
8.125% due 01/15/2020	800	992
Goldman Sachs Group, Inc.
0.697% due 03/22/2016	1,100	1,098
0.730% due 01/12/2015	1,100	1,100
6.250% due 09/01/2017	1,500	1,670
HDFC Bank Ltd.
3.000% due 03/06/2018	1,800	1,828
JPMorgan Chase & Co.
3.450% due 03/01/2016	400	411
4.250% due 10/15/2020	200	215
4.400% due 07/22/2020	700	759
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	5,900	6,553
Morgan Stanley
5.375% due 10/15/2015	600	621
6.000% due 04/28/2015	100	102
Murray Street Investment Trust
4.647% due 03/09/2017	1,100	1,162
National Australia Bank Ltd.
1.600% due 08/07/2015	600	603
Qatari Diar Finance Co.
5.000% due 07/21/2020	3,600	3,960
QNB Finance Ltd.
3.125% due 11/16/2015	2,500	2,550
3.375% due 02/22/2017	2,700	2,784
Rabobank Group
0.563% due 04/28/2017	5,800	5,799
Simon Property Group LP
3.375% due 10/01/2024	5,800	5,911
Sumitomo Mitsui Banking Corp.
0.659% due 01/10/2017	5,800	5,796
UBS AG
0.873% due 08/14/2019	5,800	5,825
Vesey Street Investment Trust
4.404% due 09/01/2016	1,700	1,785
Waha Aerospace BV
3.925% due 07/28/2020	120	126

Wells Fargo & Co.
1.250% due 07/20/2016	7,000	7,028

		94,839

INDUSTRIALS 8.2%
AbbVie, Inc.
1.200% due 11/06/2015	500	502
2.900% due 11/06/2022	1,000	986
America Movil S.A.B. de C.V.
3.125% due 07/16/2022	2,900	2,868
3.625% due 03/30/2015	700	705
5.000% due 03/30/2020	300	332
American Airlines Pass-Through Trust
5.250% due 07/31/2022	384	413
Amgen, Inc.
3.450% due 10/01/2020	500	520
3.875% due 11/15/2021	1,100	1,164
Baidu, Inc.
2.750% due 06/09/2019	5,300	5,288
CC Holdings GS LLC
3.849% due 04/15/2023	1,000	995
Celgene Corp.
1.900% due 08/15/2017	1,200	1,205
CNOOC Finance Ltd.
3.000% due 05/09/2023	5,700	5,404
Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	568	577
4.750% due 07/12/2022	664	707
9.000% due 01/08/2018	1,269	1,396
Energy Transfer Partners LP
6.700% due 07/01/2018	510	574
Ensco PLC
3.250% due 03/15/2016	300	306
General Electric Co.
2.700% due 10/09/2022	1,200	1,203
Google, Inc.
3.625% due 05/19/2021	1,200	1,289
Kinder Morgan Energy Partners LP
5.800% due 03/01/2021	1,400	1,552
6.850% due 02/15/2020	700	805
9.000% due 02/01/2019	400	485
NBCUniversal Media LLC
4.375% due 04/01/2021	1,200	1,322
Noble Holding International Ltd.
3.450% due 08/01/2015	400	405
Reynolds American, Inc.
4.850% due 09/15/2023	600	647
6.750% due 06/15/2017	2,100	2,341
Southwestern Energy Co.
4.100% due 03/15/2022	300	295
7.500% due 02/01/2018	4,100	4,622
ST Engineering Financial Ltd.
4.800% due 07/16/2019	4,810	5,321
Sunoco, Inc.
5.750% due 01/15/2017	500	541

		44,770

UTILITIES 1.7%
BP Capital Markets PLC
3.125% due 10/01/2015	500	509
Oncor Electric Delivery Co. LLC
6.800% due 09/01/2018	100	117
Petrobras Global Finance BV
2.371% due 01/15/2019	200	178
Petroleos Mexicanos
5.500% due 01/21/2021	2,500	2,719
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	248	267
Shell International Finance BV
3.100% due 06/28/2015	400	405
Verizon Communications, Inc.
1.771% due 09/15/2016	900	917
1.991% due 09/14/2018	1,900	1,978
2.500% due 09/15/2016	411	420
2.625% due 02/21/2020	900	891
3.650% due 09/14/2018	400	423

4.500% due 09/15/2020	500	543

		9,367

Total Corporate Bonds & Notes (Cost $148,215)		148,976

MUNICIPAL BONDS & NOTES 1.2%
CALIFORNIA 0.4%
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	800	923
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
5.035% due 05/15/2021	700	798
University of California Revenue Bonds, (FGIC Insured), Series 2007
5.000% due 05/15/2037	500	531

		2,252

ILLINOIS 0.1%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	500	613

NEW YORK 0.2%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	1,001

OHIO 0.0%
Cincinnati Water System Revenue, Ohio Revenue Bonds, (BABs), Series 2009
6.458% due 12/01/2034	100	116

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2012
4.000% due 01/01/2017	200	213
5.000% due 01/01/2016	200	210

		423

TEXAS 0.4%
Harris County, Texas Metropolitan Transit Authority Revenue Bonds, (BABs), Series 2009
6.875% due 11/01/2038	2,000	2,356

Total Municipal Bonds & Notes (Cost $6,658)		6,761

U.S. GOVERNMENT AGENCIES 22.7%
Fannie Mae
3.000% due 04/01/2043 - 02/01/2045	44,641	45,149
3.500% due 01/01/2045	63,000	65,646
3.820% due 09/01/2021	1,967	2,134
3.980% due 07/01/2021	2,500	2,730
5.000% due 02/01/2045	4,000	4,414
5.500% due 02/01/2045	1,000	1,118
Freddie Mac
1.250% due 08/01/2019	1,100	1,080
3.500% due 06/01/2044	966	1,006

Total U.S. Government Agencies (Cost $121,036)		123,277

U.S. TREASURY OBLIGATIONS 43.5%
U.S. Treasury Bonds
3.000% due 11/15/2044	7,300	7,675
U.S. Treasury Inflation Protected Securities (a)
0.125% due 07/15/2022	8,053	7,864
0.125% due 07/15/2024	13,499	13,030
0.375% due 07/15/2023	9,897	9,806
2.375% due 01/15/2025	504	593
U.S. Treasury Notes
0.250% due 09/15/2015 (d)	59,700	59,727
1.500% due 08/31/2018	81,100	81,486
1.500% due 10/31/2019	5,700	5,664
1.625% due 03/31/2019 (d)	200	201
1.625% due 07/31/2019	33,700	33,753
1.750% due 09/30/2019	11,500	11,566
2.000% due 10/31/2021	600	601
2.375% due 08/15/2024	4,700	4,785

Total U.S. Treasury Obligations (Cost $235,982)		236,751

SOVEREIGN ISSUES 2.3%
Export-Import Bank of Korea
4.000% due 01/29/2021	2,000	2,146
4.375% due 09/15/2021	900	989
5.000% due 04/11/2022	3,400	3,883
5.125% due 06/29/2020	900	1,017

Mexico Government International Bond
6.050% due 01/11/2040	200	245
Panama Government International Bond
9.375% due 04/01/2029	1,500	2,284
Republic of Korea
7.125% due 04/16/2019	1,400	1,693

Total Sovereign Issues (Cost $11,728)		12,257

SHORT-TERM INSTRUMENTS 18.4%
CERTIFICATES OF DEPOSIT 4.3%
Banco Bilbao Vizcaya Argentaria S.A.
0.981% due 10/23/2015	5,400	5,395
Credit Suisse
0.555% due 08/24/2015	7,600	7,602
Intesa Sanpaolo SpA
1.650% due 04/07/2015	5,400	5,410
Natixis Bank
0.579% due 05/11/2015	5,100	5,101

		23,508

REPURCHASE AGREEMENTS (b) 4.4%		24,076

SHORT-TERM NOTES 9.6%
Federal Home Loan Bank
0.063% due 01/28/2015	200	200
0.066% due 01/30/2015	300	300
Freddie Mac
0.132% due 05/12/2015	51,800	51,789

		52,289

U.S. TREASURY BILLS 0.1%
0.005% due 01/02/2015	400	400

Total Short-Term Instruments (Cost $100,268)		100,273

Total Investments in Securities (Cost $623,887)		628,295

Total Investments 115.5% (Cost $623,887)		$628,295
Financial Derivative Instruments (c)(e) 0.0% (Cost or Premiums, net $(43))		(128)
Other Assets and Liabilities, net (15.5%)		(84,406)

Net Assets 100.0%		$543,761

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.150%	12/31/2014	01/02/2015	$22,100	U.S. Treasury Bonds 3.625% due 02/15/2044	$(22,857)	$22,100	$22,100
GSC	0.170%	12/31/2014	01/02/2015	1,600	Freddie Mac 3.500% due 09/01/2042	(1,650)	1,600	1,600
SSB	0.000%	12/31/2014	01/02/2015	376	Fannie Mae 2.260% due 10/17/2022	(385)	376	376

Total Repurchase Agreements						$(24,892)	$24,076	$24,076

(1)	Includes accrued interest.

As of December 31, 2014, there were no open reverse repurchase agreements or sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2014 was $2,120 at a weighted average interest rate of (0.920%).

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note March Futures	Long	03/2015	14	$(0)	$2	$0

Total Futures Contracts				$(0)	$2	$0

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)	Asset	Liability
CDX.IG-23 5-Year Index	1.000%	12/20/2019	$21,100	$344	$(3)	$2	$0

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month USD-LIBOR	0.500%	12/17/2015	$7,300	$7	$7	$0	$0
Receive	3-Month USD-LIBOR	2.250%	12/17/2019	19,500	(469)	(227)	0	(15)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044	8,100	(1,400)	(1,061)	0	(13)

					$(1,862)	$(1,281)	$0	$(28)

Total Swap Agreements					$(1,518)	$(1,284)	$2	$(28)

(d)	Securities with an aggregate market value of $489 and cash of $1,058 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(e)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	12/20/2019	1.191%	$1,300	$(2)	$(9)	$0	$(11)
GST	Mexico Government International Bond	1.000%	06/20/2019	0.904%	100	1	(1)	0	0
JPM	Brazil Government International Bond	1.000%	09/20/2019	1.862%	2,500	(43)	(51)	0	(94)
	China Government International Bond	1.000%	12/20/2019	0.821%	200	1	0	1	0

						$(43)	$(61)	$1	$(105)

Total Swap Agreements						$(43)	$(61)	$1	$(105)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$94,839	$0	$94,839
Industrials	0	41,677	3,093	44,770
Utilities	0	9,367	0	9,367
Municipal Bonds & Notes
California	0	2,252	0	2,252
Illinois	0	613	0	613
New York	0	1,001	0	1,001
Ohio	0	116	0	116
Pennsylvania	0	423	0	423
Texas	0	2,356	0	2,356
U.S. Government Agencies	0	123,277	0	123,277
U.S. Treasury Obligations	0	236,751	0	236,751
Sovereign Issues	0	12,257	0	12,257
Short-Term Instruments
Certificates of Deposit	0	23,508	0	23,508
Repurchase Agreements	0	24,076	0	24,076
Short-Term Notes	0	52,289	0	52,289
U.S. Treasury Bills	0	400	0	400

Total Investments	$0	$625,202	$3,093	$628,295

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	2	0	4
Over the counter	0	1	0	1
	$2	$3	$0	$5

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(28)	0	(28)
Over the counter	0	(105)	0	(105)
	$0	$(133)	$0	$(133)

Totals	$2	$625,072	$3,093	$628,167

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Portfolio

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 176.1%
CORPORATE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,548	$1,810

Total Corporate Bonds & Notes (Cost $1,548)		1,810

MUNICIPAL BONDS & NOTES 0.1%
TEXAS 0.1%
Ennis Economic Development Corp., Texas Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	2,487

Total Municipal Bonds & Notes (Cost $3,678)		2,487

U.S. GOVERNMENT AGENCIES 146.1%
Fannie Mae
0.000% due 08/25/2022 (b)	5	4
0.215% due 12/25/2036	848	836
0.230% due 07/25/2037	2,269	2,204
0.370% due 03/25/2035 - 10/27/2037	46,910	46,245
0.390% due 07/25/2032 - 09/26/2033	372	363
0.430% due 06/25/2032	3	3
0.450% due 10/25/2033 - 04/25/2035	468	467
0.470% due 12/25/2028	18	18
0.530% due 02/25/2033	31	30
0.562% due 04/18/2028	50	51
0.570% due 06/25/2029 - 06/25/2032	546	548
0.580% due 04/25/2036	1,237	1,242
0.612% due 10/18/2030	53	53
0.662% due 09/18/2027	96	97
0.670% due 03/25/2017 - 12/25/2040	65,534	66,049
0.720% due 06/25/2018	1	1
0.750% due 06/25/2041	5,320	5,382
0.820% due 06/25/2022 - 09/25/2023	48	48
1.070% due 04/25/2032 - 04/25/2037	9,859	10,063
1.270% due 05/25/2023	23	23
1.315% due 08/01/2042 - 10/01/2044	3,458	3,551
1.345% due 03/01/2035	302	322
1.470% due 11/25/2021	14	14
1.515% due 10/01/2030 - 12/01/2040	478	500
1.625% due 06/01/2017 - 08/01/2017	29	30
1.645% due 07/01/2030	22	22
1.730% due 10/01/2016	8	8
1.780% due 06/01/2023	20	20
1.781% due 03/01/2035	106	112
1.865% due 05/01/2035	142	152
1.875% due 05/01/2019 - 04/01/2033	149	153
1.910% due 03/01/2017 - 09/01/2035	554	583
1.913% due 10/01/2016 - 10/01/2031	44	43
1.917% due 11/01/2019 - 10/01/2023	15	16
1.965% due 09/01/2035	940	1,004
1.972% due 02/01/2021	24	24
1.978% due 11/01/2035	17	18
1.998% due 11/01/2017	4	4
2.000% due 07/01/2017 - 04/01/2029	36,385	36,269
2.027% due 03/01/2018	2	2
2.042% due 11/01/2035	528	557
2.055% due 04/01/2022	30	31
2.061% due 07/01/2027	12	12
2.074% due 04/01/2019	13	14
2.083% due 02/01/2035	477	501
2.085% due 07/01/2035	312	333
2.125% due 08/01/2023 - 08/01/2035	167	178
2.137% due 07/01/2035	102	110
2.157% due 03/01/2025	10	10
2.165% due 07/01/2034	221	236
2.170% due 06/01/2019	3	3
2.192% due 01/01/2035 - 05/25/2035	629	657
2.197% due 10/01/2035	168	181
2.200% due 11/01/2026	85	86
2.223% due 02/01/2026	9	9
2.227% due 02/01/2032	299	311
2.228% due 02/01/2034	159	171

2.230% due 10/01/2028 - 04/01/2030	21	22
2.239% due 03/01/2035	235	250
2.245% due 11/01/2025	29	30
2.250% due 06/01/2026	7	7
2.254% due 08/01/2029	40	42
2.260% due 11/01/2025	90	95
2.265% due 05/01/2029	14	14
2.270% due 09/01/2028	1	1
2.277% due 07/01/2032	22	22
2.293% due 03/01/2024	15	16
2.300% due 02/01/2027 - 02/01/2035	188	201
2.306% due 06/01/2035	42	44
2.316% due 04/01/2030	10	10
2.325% due 11/01/2023 - 01/01/2030	8	8
2.330% due 04/01/2030 - 11/01/2031	77	79
2.339% due 05/01/2026	16	16
2.340% due 09/01/2031	18	20
2.354% due 03/01/2023	8,347	8,300
2.362% due 12/01/2035	53	56
2.364% due 01/25/2022 (a)	26,079	2,931
2.385% due 06/01/2035	2,634	2,823
2.389% due 06/01/2032	209	221
2.393% due 10/01/2035	102	110
2.395% due 06/01/2029 - 04/01/2032	167	174
2.398% due 05/01/2027	34	35
2.400% due 03/01/2030	104	107
2.402% due 09/01/2030	18	18
2.435% due 09/01/2034	262	282
2.440% due 01/01/2026	116	121
2.450% due 07/01/2024	1	1
2.500% due 03/01/2027 - 01/01/2045	172,544	174,938
2.520% due 05/01/2036	126	134
2.527% due 04/01/2035	80	85
2.539% due 09/01/2017	55	58
2.610% due 02/01/2026 - 12/01/2029	30	32
2.625% due 12/01/2023 - 12/01/2027	41	42
2.680% due 04/01/2020	49	49
2.720% due 02/01/2024	85	86
2.750% due 06/01/2017	2	2
2.893% due 12/01/2017	37	37
2.918% due 08/01/2029	15	16
2.920% due 02/01/2017	39	39
2.988% due 05/01/2036	1,117	1,167
3.000% due 01/01/2027 - 02/01/2045	373,375	380,076
3.195% due 02/01/2025	32	32
3.210% due 09/01/2027	2	2
3.270% due 05/01/2036	13	14
3.461% due 06/01/2029	5	5
3.500% due 06/01/2020 - 01/01/2045	296,458	311,052
3.500% due 07/25/2042 (a)	16,735	2,592
3.525% due 10/25/2042	3,730	3,055
3.541% due 08/01/2026	9	9
3.576% due 05/01/2036	10	11
3.600% due 08/01/2023	2,572	2,745
3.648% due 02/01/2030	197	208
3.800% due 08/01/2025	3,178	3,473
3.803% due 05/01/2036	23	25
3.845% due 02/01/2031	74	76
4.000% due 04/01/2018 - 01/01/2045	526,009	563,382
4.104% due 11/01/2028	116	124
4.229% due 11/01/2028	284	305
4.250% due 01/01/2026	2	2
4.286% due 08/01/2028	94	101
4.371% due 02/01/2028	115	124
4.478% due 09/01/2034	46	49
4.487% due 01/25/2017 (a)	64,943	1,850
4.500% due 06/01/2018 - 02/01/2045	200,914	218,104
4.503% due 01/01/2028	5	5
4.522% due 09/01/2035	28	30
4.693% due 02/01/2031	219	234
4.823% due 11/01/2035	2,073	2,207
4.875% due 05/01/2019	6	6
4.944% due 01/01/2029	17	17
4.946% due 07/01/2024	1	1
5.000% due 11/01/2015 - 02/01/2045	97,115	106,816
5.136% due 05/01/2035	316	338
5.143% due 12/01/2035	123	131
5.208% due 11/01/2035	64	69
5.238% due 12/01/2030	227	240
5.428% due 01/01/2030	166	172
5.481% due 02/01/2031	92	98
5.500% due 11/01/2020 - 11/01/2039	53,406	60,209
5.506% due 09/01/2020	8	8
5.700% due 08/01/2018	300	317
5.745% due 02/01/2036	111	120
5.981% due 07/25/2042 - 08/25/2042 (a)	36,884	7,199

6.000% due 03/25/2017 - 05/01/2041	120,389	136,772
6.290% due 02/25/2029	323	351
6.300% due 06/25/2031 - 10/17/2038	3,782	4,279
6.500% due 06/01/2015 - 05/01/2040	30,581	35,008
6.589% due 10/25/2031	12	13
6.850% due 12/18/2027	527	604
6.875% due 02/01/2018	19	19
7.000% due 01/01/2016 - 09/01/2032	961	1,079
7.500% due 03/25/2023 - 07/25/2041	1,389	1,587
7.730% due 01/01/2025	739	770
7.800% due 10/25/2022 - 06/25/2026	51	58
8.000% due 06/01/2015 - 05/01/2032	38	45
8.200% due 04/25/2025	1	2
8.500% due 11/01/2017	13	14
8.537% due 06/25/2032	38	38
8.750% due 11/25/2019 - 06/25/2021	60	68
9.000% due 03/25/2021 - 11/01/2025	40	45
9.000% due 05/25/2022 - 06/25/2022 (a)	16	3
9.500% due 11/25/2020 - 04/01/2025	133	147
11.548% due 11/25/2043	9,467	10,050
14.533% due 06/25/2042	2,420	2,761
Farmer Mac
8.330% due 04/25/2030	239	237
FDIC Structured Sale Guaranteed Notes
0.655% due 11/29/2037	2,304	2,298
Federal Housing Administration
6.875% due 12/01/2016	32	31
6.896% due 07/01/2020	94	92
7.430% due 02/01/2020 - 05/01/2024	1,876	1,850
7.450% due 05/01/2021	627	616
Freddie Mac
0.311% due 10/15/2020	361	362
0.361% due 03/15/2031	158	158
0.410% due 07/25/2031	40	39
0.411% due 07/15/2034	37	38
0.420% due 05/25/2031	193	190
0.450% due 09/25/2031	202	190
0.511% due 12/15/2029	137	138
0.611% due 03/15/2024 - 12/15/2031	446	449
0.661% due 05/15/2023 - 10/15/2040	32,894	33,145
0.701% due 10/15/2037	13,757	13,903
0.711% due 03/15/2032 - 07/15/2041	1,596	1,612
0.761% due 08/15/2035	1,945	1,969
0.839% due 01/25/2023 (a)	83,287	4,400
1.023% due 01/25/2020 (a)	60,995	2,621
1.049% due 11/25/2022 (a)	31,947	2,106
1.111% due 04/15/2031	1,511	1,555
1.161% due 06/15/2031	110	113
1.245% due 04/25/2021 (a)	102,396	6,691
1.250% due 10/02/2019	37,780	36,980
1.361% due 07/15/2027	703	728
1.375% due 11/25/2019 (a)	83,997	4,868
1.390% due 11/25/2019 (a)	59,201	3,248
1.625% due 01/01/2017 - 10/01/2024	6	6
1.655% due 11/25/2016	6,600	6,672
1.842% due 10/01/2023	309	324
1.906% due 07/01/2030	114	116
1.913% due 05/01/2017 - 09/01/2018	44	45
2.023% due 12/01/2035	1,314	1,409
2.085% due 04/01/2025	23	23
2.125% due 10/01/2035	401	427
2.160% due 03/01/2033	147	156
2.167% due 08/01/2018	18	19
2.180% due 10/01/2018	1	1
2.200% due 10/01/2027	15	15
2.230% due 10/01/2036	334	357
2.250% due 10/01/2024 - 08/01/2029	97	100
2.252% due 06/01/2022	23	23
2.256% due 11/01/2027 - 03/01/2035	322	331
2.262% due 01/01/2028	25	26
2.270% due 07/01/2019	12	12
2.308% due 11/01/2027	3	3
2.309% due 04/01/2029	21	23
2.319% due 09/01/2028	17	18
2.321% due 06/01/2024	13	14
2.325% due 09/01/2027	32	33
2.329% due 06/01/2022	2	3
2.336% due 09/01/2026	130	135
2.337% due 07/01/2024	42	42
2.348% due 12/01/2032	84	88
2.351% due 04/01/2031	3	3
2.356% due 08/01/2031	12	12
2.365% due 10/01/2023	34	35
2.366% due 02/01/2029 - 07/01/2035	650	691
2.374% due 03/01/2032	47	50
2.375% due 12/01/2018 - 03/01/2033	72	77

2.394% due 08/01/2027 - 11/01/2029	869	916
2.398% due 02/01/2031	3	3
2.407% due 06/01/2028 - 07/01/2028	247	258
2.437% due 07/01/2029	16	17
2.438% due 12/01/2029	110	115
2.448% due 11/01/2034	236	254
2.450% due 05/01/2019	5	5
2.460% due 12/01/2026	8	8
2.468% due 10/01/2024	65	69
2.475% due 05/01/2032	6	6
2.482% due 07/01/2027 - 11/01/2027	75	78
2.492% due 02/01/2029	50	51
2.493% due 05/01/2032	28	29
2.500% due 04/01/2019	10	10
2.500% due 12/15/2027 (a)	12,873	1,193
2.515% due 05/01/2032	460	481
2.518% due 02/01/2027	289	302
2.520% due 08/01/2030 - 04/01/2036	503	540
2.533% due 07/01/2030	12	13
2.552% due 09/01/2024	16	18
2.557% due 10/01/2027	22	24
2.623% due 03/01/2027	5	5
2.639% due 02/01/2027	31	31
2.893% due 08/15/2032	381	399
2.925% due 03/01/2029	51	54
3.000% due 02/15/2041 - 01/01/2045	205,483	207,485
3.500% due 12/15/2022 - 01/01/2045	162,196	168,907
3.500% due 08/15/2026 (a)	2,235	501
4.000% due 03/15/2023 - 01/01/2045	206,708	220,320
4.500% due 06/01/2018 - 01/01/2045	119,683	130,035
5.000% due 04/01/2018 - 08/01/2041	132,486	146,246
5.128% due 08/01/2035	183	193
5.500% due 11/01/2018 - 06/01/2041	110,179	123,531
6.000% due 03/01/2017 - 05/01/2040	19,279	21,847
6.250% due 12/15/2028	413	463
6.500% due 08/01/2016 - 10/25/2043	6,850	7,735
7.000% due 01/01/2015 - 12/01/2032	429	484
7.000% due 10/25/2023 (a)	37	8
7.400% due 02/01/2021	181	178
7.500% due 03/01/2022 - 01/15/2030	198	222
7.500% due 08/15/2029 (a)	8	1
7.645% due 05/01/2025	655	701
8.000% due 06/01/2030 - 09/01/2030	4	5
8.500% due 11/15/2018 - 08/01/2027	108	125
9.000% due 12/15/2020 - 02/15/2021	48	51
9.050% due 06/15/2019	10	11
9.478% due 10/15/2040	67	71
9.500% due 12/15/2020 - 06/01/2021	90	104
11.718% due 04/15/2044	3,099	3,285
11.851% due 05/15/2035	9,679	10,179
13.102% due 05/15/2041	11,829	12,503
15.377% due 01/15/2035	12,587	13,402
Freddie Mac Strips
9.500% due 11/01/2021 (a)	8	2
Ginnie Mae
0.000% due 03/20/2035 - 06/20/2035 (b)	3,635	3,244
0.361% due 05/16/2030 - 02/16/2032	210	211
0.461% due 12/16/2026 - 01/16/2031	321	321
0.515% due 06/20/2032	172	173
0.561% due 06/16/2031 - 03/16/2032	426	427
0.661% due 02/16/2030 - 04/16/2032	275	278
0.706% due 09/20/2061	37,907	37,917
0.711% due 12/16/2025	228	231
0.761% due 02/16/2030	37	38
0.806% due 05/20/2063	4,714	4,734
0.811% due 02/16/2030	35	35
0.829% due 03/16/2051 (a)	3,886	163
0.876% due 09/20/2063	20,566	20,727
1.030% due 06/16/2043 (a)	86,700	3,396
1.115% due 03/20/2031	1,498	1,526
1.152% due 01/20/2059	860	876
1.156% due 08/20/2063	34,444	35,270
1.165% due 02/20/2031	849	853
1.212% due 10/20/2058	765	780
1.456% due 09/20/2063	16,393	17,040
1.625% due 04/20/2017 - 07/20/2035	30,380	31,575
2.000% due 06/20/2017 - 08/20/2030	2,237	2,341
2.125% due 01/20/2034	4,618	4,868
2.500% due 09/20/2017 - 01/01/2045	19,594	19,809
3.000% due 06/20/2018 - 01/01/2045	208,611	213,231
3.500% due 03/20/2016 - 02/01/2045	302,207	317,026
4.000% due 11/20/2018 - 02/01/2045	232,221	248,841
4.500% due 09/15/2033 - 02/01/2045	185,606	203,100
5.000% due 03/15/2033 - 08/20/2043	144,668	160,146
5.500% due 05/15/2031 - 08/15/2041	39,466	44,144
6.000% due 09/15/2036 - 01/01/2045	9,219	10,455

6.250% due 03/16/2029	1,146	1,310
6.500% due 10/15/2023 - 07/15/2039	9,085	10,468
6.866% due 03/16/2041	662	699
7.000% due 05/15/2023 - 02/16/2029	353	378
7.500% due 04/15/2017 - 11/15/2031	398	454
7.750% due 10/15/2025	15	15
8.000% due 04/15/2017 - 09/20/2031	2,203	2,554
8.500% due 06/15/2027 - 01/20/2031	570	637
9.000% due 04/15/2020 - 09/15/2030	43	45
9.500% due 12/15/2021	19	22
NCUA Guaranteed Notes
0.627% due 11/05/2020	93,356	93,961
0.717% due 12/08/2020	41,132	41,543
Small Business Administration
5.370% due 04/01/2028	5,987	6,662
5.490% due 05/01/2028	7,459	8,219
5.870% due 05/01/2026 - 07/01/2028	5,638	6,349
6.220% due 12/01/2028	954	1,092
7.190% due 12/01/2019	41	44
7.220% due 11/01/2020	145	153
Vendee Mortgage Trust
6.442% due 01/15/2030	338	384
6.500% due 03/15/2029	1,026	1,183

Total U.S. Government Agencies (Cost $4,923,044)		4,997,399

U.S. TREASURY OBLIGATIONS 6.0%
U.S. Treasury Notes
1.875% due 11/30/2021 (g)(i)	153,715	152,838
2.375% due 08/15/2024 (e)(i)	50,500	51,410

Total U.S. Treasury Obligations (Cost $203,884)		204,248

MORTGAGE-BACKED SECURITIES 15.4%
Adjustable Rate Mortgage Trust
2.395% due 01/25/2035	720	723
2.758% due 09/25/2035	1,677	1,494
American Home Mortgage Assets Trust
0.360% due 10/25/2046	2,002	1,357
American Home Mortgage Investment Trust
2.332% due 02/25/2045	1,047	1,046
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049	1,775	1,904
Banc of America Funding Ltd
0.414% due 10/03/2039	4,003	3,951
Banc of America Funding Trust
0.455% due 05/20/2035	1,389	961
5.000% due 09/25/2019	206	210
5.753% due 10/25/2036 ^	2,317	1,911
5.837% due 01/25/2037 ^	2,001	1,615
Banc of America Mortgage Trust
2.532% due 07/25/2034	8	8
2.623% due 07/25/2033	122	122
2.675% due 06/20/2031	155	161
2.730% due 02/25/2036 ^	740	636
3.322% due 07/20/2032	40	34
5.000% due 12/25/2018	30	30
5.500% due 11/25/2033	434	457
6.500% due 10/25/2031	23	25
BCAP LLC Trust
0.654% due 01/26/2036	4,649	4,334
5.500% due 11/26/2035	19,000	19,671
Bear Stearns Adjustable Rate Mortgage Trust
2.190% due 08/25/2035	225	228
2.290% due 08/25/2035	376	379
2.486% due 08/25/2033	711	713
2.500% due 08/25/2033	785	793
2.515% due 03/25/2035	175	177
2.580% due 03/25/2035	710	719
2.625% due 01/25/2034	6	5
2.668% due 02/25/2033	11	10
2.747% due 11/25/2030	4	4
2.810% due 04/25/2034	10	10
Bear Stearns ALT-A Trust
2.484% due 08/25/2036 ^	5,539	3,345
2.554% due 05/25/2035	764	735
2.590% due 11/25/2036	1,071	743
2.653% due 11/25/2036	1,149	917
4.334% due 11/25/2036 ^	549	425
Bear Stearns Commercial Mortgage Securities Trust
5.707% due 06/11/2040	203	208
7.000% due 05/20/2030	1,015	1,096
Bear Stearns Mortgage Securities, Inc.
2.640% due 06/25/2030	6	6

Bear Stearns Structured Products, Inc.
2.337% due 12/26/2046	2,360	1,850
Bella Vista Mortgage Trust
0.415% due 05/20/2045	607	493
Chase Mortgage Finance Trust
2.515% due 09/25/2036	110	94
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.350% due 05/25/2036	346	303
0.420% due 08/25/2035	645	594
0.661% due 01/25/2035	509	424
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	901	900
2.540% due 05/25/2035	20	20
2.556% due 08/25/2035	1,124	825
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	1,740	1,451
Commercial Mortgage Trust
2.048% due 07/10/2046 (a)	50,762	1,531
2.405% due 07/10/2046 (a)	53,634	2,260
Countrywide Alternative Loan Trust
0.340% due 01/25/2037 ^	494	468
0.365% due 07/20/2046 ^	1,050	734
0.370% due 05/25/2036	259	212
0.375% due 03/20/2046	2,893	2,297
0.380% due 05/25/2035	1,637	1,397
0.380% due 07/25/2046	2,714	2,266
0.390% due 05/25/2035	309	266
0.400% due 08/25/2046 ^	172	121
0.420% due 05/25/2035	442	287
0.420% due 09/25/2046 ^	3,749	1,896
0.420% due 10/25/2046 ^	956	634
0.430% due 07/25/2046 ^	2,196	1,065
0.440% due 05/25/2036 ^	432	326
0.445% due 09/20/2046	6,958	2,447
0.450% due 12/25/2035	398	350
0.510% due 10/25/2046 ^	1,425	154
0.520% due 06/25/2047 ^	107	17
0.540% due 11/25/2035 ^	175	106
6.000% due 10/25/2032	14	14
6.250% due 11/25/2036 ^	1,931	1,832
Countrywide Home Loan Mortgage Pass-Through Trust
0.400% due 05/25/2035	1,639	1,396
0.460% due 04/25/2035	1,186	1,049
0.470% due 04/25/2046 ^	1,030	683
0.490% due 03/25/2035	153	117
0.500% due 02/25/2035	1,023	946
0.510% due 02/25/2035	27	24
0.510% due 03/25/2036	917	486
0.520% due 02/25/2036 ^	604	431
0.570% due 03/25/2035 ^	179	40
0.710% due 02/25/2035	301	286
0.790% due 03/25/2035	2,386	2,215
1.934% due 06/19/2031	16	16
2.125% due 07/19/2031	7	7
2.243% due 09/25/2034	458	391
2.538% due 09/25/2047 ^	1,562	1,404
2.589% due 08/25/2034	849	752
2.616% due 11/19/2033	20	19
2.741% due 11/19/2033	27	27
4.932% due 02/20/2036 ^	807	728
Credit Suisse Commercial Mortgage Trust
5.702% due 06/15/2039	2,723	2,913
Credit Suisse First Boston Mortgage Securities Corp.
2.179% due 06/25/2033	36	35
4.837% due 06/25/2032	5	5
Credit Suisse Mortgage Capital Certificates
4.568% due 07/26/2037	1,954	1,975
4.792% due 05/27/2053	10,324	10,353
5.592% due 04/12/2049	532	532
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.579% due 04/25/2037 ^	3,059	1,725
DBUBS Mortgage Trust
1.512% due 07/12/2044	5,348	5,467
Deutsche ALT-B Securities, Inc.
0.270% due 10/25/2036 ^	32	20
Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust
6.000% due 11/26/2036	1,329	1,397
DLJ Mortgage Acceptance Corp.
4.622% due 11/25/2023	12	11
Fannie Mae
3.000% due 12/25/2042	4,299	4,043
FFCA Secured Franchise Loan Trust
8.180% due 09/18/2027	1,976	1,975
8.970% due 09/18/2027	4,000	2,450
First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	544	569

First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	24	25
First Republic Bank Mortgage Pass-Through Certificates
2.557% due 06/25/2030	2,210	2,263
First Republic Mortgage Loan Trust
0.511% due 11/15/2031	3,363	3,153
1.043% due 11/15/2031	801	675
Freddie Mac
3.000% due 08/15/2032	4,045	3,657
Greenpoint Mortgage Funding Trust
0.370% due 12/25/2046 ^	2,558	1,466
0.440% due 04/25/2036 ^	581	254
Greenpoint Mortgage Pass-Through Certificates
2.786% due 10/25/2033	102	100
GSR Mortgage Loan Trust
0.430% due 08/25/2046	3,793	1,506
2.216% due 06/25/2034	51	48
2.574% due 04/25/2036	564	513
HarborView Mortgage Loan Trust
0.294% due 03/19/2037	689	588
0.355% due 07/21/2036	1,943	1,604
0.384% due 05/19/2047 ^	1,175	501
0.414% due 09/19/2046 ^	310	33
2.157% due 11/19/2034	95	77
2.663% due 08/19/2034	2,812	2,828
2.711% due 07/19/2035	43	39
4.853% due 08/19/2036 ^	880	804
HomeBanc Mortgage Trust
0.350% due 12/25/2036	543	473
1.030% due 08/25/2029	865	830
Impac Secured Assets Trust
0.320% due 11/25/2036	2,339	1,682
IndyMac Adjustable Rate Mortgage Trust
1.707% due 01/25/2032	10	10
IndyMac Mortgage Loan Trust
0.365% due 05/25/2046	1,770	1,515
0.370% due 11/25/2046	3,313	2,303
0.410% due 04/25/2035	153	137
0.410% due 07/25/2035	1,661	1,513
0.420% due 02/25/2037	2,450	1,458
0.470% due 11/25/2035 ^	249	151
0.470% due 06/25/2037 ^	581	325
0.490% due 02/25/2035	359	334
2.352% due 01/25/2036	3	2
2.525% due 12/25/2034	17	15
2.579% due 01/25/2036	2,244	1,871
4.523% due 08/25/2035 ^	1,687	1,397
JPMorgan Mortgage Trust
2.568% due 10/25/2035	3,192	3,212
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (a)	9	0
LB Commercial Mortgage Trust
5.517% due 07/15/2044	1,430	1,542
LB Mortgage Trust
8.512% due 01/20/2017	103	103
Lehman XS Trust
0.490% due 11/25/2046 ^	1,702	670
Luminent Mortgage Trust
0.350% due 12/25/2036	2,743	2,162
0.370% due 10/25/2046	2,396	2,061
MASTR Adjustable Rate Mortgages Trust
0.410% due 05/25/2037	862	588
0.470% due 05/25/2047 ^	3,295	2,176
0.510% due 05/25/2047 ^	2,794	1,562
MASTR Asset Securitization Trust
5.000% due 12/25/2019	691	715
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	169	173
MASTR Seasoned Securitization Trust
2.474% due 10/25/2032	427	426
6.241% due 09/25/2017	183	189
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.861% due 11/15/2031	792	771
1.041% due 11/15/2031	96	85
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.601% due 12/15/2030	894	858
0.641% due 06/15/2030	756	725
Merrill Lynch Alternative Note Asset Trust
0.470% due 03/25/2037	1,554	821
Merrill Lynch Mortgage Investors Trust
1.010% due 10/25/2028	113	113
1.941% due 01/25/2029	4,000	3,844
2.127% due 04/25/2035	38	36
Morgan Stanley Capital Trust
5.649% due 12/15/2044	652	651

Morgan Stanley Mortgage Loan Trust
0.540% due 11/25/2035	3,628	3,147
0.680% due 02/25/2047	1,971	1,458
2.505% due 07/25/2035	2,034	1,784
5.701% due 02/25/2047	4,462	3,502
Mortgage Equity Conversion Asset Trust
0.570% due 02/25/2042	5,577	4,685
0.630% due 10/25/2041	23,880	19,568
0.640% due 05/25/2042	151,089	130,692
0.750% due 01/25/2042	38,014	31,667
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	3,370	3,430
6.138% due 03/25/2047	3,076	3,130
6.872% due 02/19/2030	378	379
PNC Commercial Mortgage Acceptance Corp.
1.245% due 07/15/2031 (a)	631	17
Prime Mortgage Trust
0.570% due 02/25/2034	74	70
4.750% due 11/25/2019	26	27
RBSSP Resecuritization Trust
0.670% due 11/26/2035	182	182
Residential Accredit Loans, Inc. Trust
0.370% due 12/25/2046 ^	2,541	1,619
0.440% due 05/25/2046 ^	1,885	914
0.570% due 03/25/2033	80	80
3.170% due 08/25/2035 ^	652	358
Residential Asset Mortgage Products Trust
6.500% due 04/25/2034	1	1
Residential Asset Securitization Trust
0.570% due 05/25/2033	40	40
Residential Funding Mortgage Securities, Inc. Trust
2.976% due 09/25/2035 ^	1,993	1,577
RiverView HECM Trust
0.230% due 07/25/2047	14,876	14,105
0.920% due 09/26/2041	78,705	64,951
Sequoia Mortgage Trust
0.804% due 04/19/2027	101	96
0.864% due 10/19/2026	48	48
0.885% due 11/22/2024	10	10
0.925% due 10/20/2027	782	740
2.336% due 01/20/2047 ^	1,412	1,230
Structured Adjustable Rate Mortgage Loan Trust
0.905% due 06/25/2034	828	780
1.832% due 10/25/2037 ^	2,228	1,484
2.457% due 07/25/2034	78	78
2.485% due 01/25/2035	2,123	2,045
2.485% due 11/25/2035 ^	2,069	1,650
2.514% due 08/25/2035	29	26
Structured Asset Mortgage Investments Trust
0.300% due 03/25/2037	299	230
0.360% due 06/25/2036	470	389
0.380% due 05/25/2046	1,584	1,200
0.400% due 05/25/2045	2,170	1,967
0.414% due 07/19/2035	4,677	4,482
0.470% due 08/25/2036 ^	4,098	1,770
0.824% due 09/19/2032	2,380	2,326
0.824% due 10/19/2034	266	253
0.864% due 03/19/2034	871	865
Structured Asset Mortgage Investments, Inc.
2.405% due 05/02/2030	65	44
Structured Asset Mortgage Investments, Inc. Mortgage Pass-Through Certificates
2.748% due 05/25/2022	274	280
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.116% due 07/25/2032	1	1
2.217% due 01/25/2032	114	110
2.345% due 06/25/2033	43	41
2.397% due 08/25/2032	376	371
2.512% due 04/25/2033	89	91
2.516% due 02/25/2032	2	2
Structured Asset Securities Corp. Trust
2.619% due 10/28/2035	169	162
TBW Mortgage-Backed Trust
5.630% due 01/25/2037	1,905	1,234
5.970% due 09/25/2036	9,085	1,817
6.015% due 07/25/2037	3,640	2,756
Thornburg Mortgage Securities Trust
2.129% due 06/25/2043	2,081	2,075
WaMu Mortgage Pass-Through Certificates Trust
0.390% due 07/25/2046 ^	40	2
0.430% due 11/25/2045	1,681	1,555
0.460% due 10/25/2045	196	181
0.490% due 01/25/2045	522	493
0.490% due 07/25/2045	104	100
0.500% due 01/25/2045	2,177	2,022
0.670% due 07/25/2044	316	293
0.870% due 12/25/2045	946	405

0.953% due 11/25/2046	589	493
1.113% due 02/25/2046	1,917	1,821
1.313% due 11/25/2042	86	84
1.513% due 06/25/2042	674	654
1.513% due 08/25/2042	995	919
1.913% due 01/25/2047	1,938	1,760
1.941% due 04/25/2037	1,922	1,672
2.017% due 12/25/2036 ^	1,835	1,611
2.390% due 08/25/2033	891	920
2.406% due 09/25/2033	364	377
2.419% due 03/25/2034	17	17
Washington Mutual Mortgage Pass-Through Certificates Trust
0.420% due 07/25/2046 ^	873	160
1.083% due 05/25/2046	2,721	2,100
2.328% due 11/25/2030	243	243
6.268% due 07/25/2036	3,483	1,989
Wells Fargo Commercial Mortgage Trust
2.101% due 10/15/2045 (a)	50,550	5,362
Wells Fargo Mortgage-Backed Securities Trust
0.670% due 07/25/2037	1,413	1,205
2.590% due 10/25/2033	202	204
2.614% due 06/25/2035	877	895
2.615% due 12/25/2033	448	449
2.615% due 07/25/2034	82	83

Total Mortgage-Backed Securities (Cost $549,284)		527,022

ASSET-BACKED SECURITIES 8.4%
ABFS Mortgage Loan Trust
6.298% due 07/15/2033	1,478	1,119
Access Group, Inc.
1.534% due 10/27/2025	8,363	8,394
ACE Securities Corp.
0.230% due 10/25/2036	337	185
0.855% due 08/25/2030	33	31
1.220% due 07/25/2034	2,048	1,874
AFC Home Equity Loan Trust
0.980% due 06/25/2029	280	249
1.120% due 12/26/2029	2	2
ALM Ltd.
1.463% due 02/13/2023	12,200	12,199
1.468% due 07/18/2022	963	964
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.085% due 01/25/2035	5,152	3,799
Amortizing Residential Collateral Trust
0.750% due 07/25/2032	736	685
0.870% due 10/25/2031	314	285
Amresco Residential Securities Corp. Mortgage Loan Trust
0.665% due 06/25/2028	71	67
0.725% due 06/25/2027	167	165
0.800% due 09/25/2028	769	719
1.110% due 06/25/2029	204	189
Apidos Quattro CDO
0.481% due 01/20/2019	1,340	1,336
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.660% due 10/25/2035	7,500	6,003
Asset-Backed Funding Certificates Trust
0.870% due 06/25/2034	295	278
1.190% due 03/25/2032	645	619
Asset-Backed Securities Corp. Home Equity Loan Trust
0.250% due 05/25/2037	2	1
0.681% due 06/15/2031	187	183
1.115% due 09/25/2034	4,213	3,884
Bayview Financial Acquisition Trust
0.520% due 05/28/2037	2,397	1,807
Bear Stearns Asset-Backed Securities Trust
0.570% due 09/25/2046	2,267	1,946
1.130% due 02/25/2034	362	333
1.355% due 08/25/2034	6,180	6,201
1.370% due 10/25/2032	286	271
1.670% due 11/25/2042	575	559
2.841% due 06/25/2043	38	38
Carrington Mortgage Loan Trust
0.270% due 06/25/2037	181	180
0.650% due 10/25/2035	6,500	5,685
CDC Mortgage Capital Trust
1.220% due 01/25/2033	879	820
Centex Home Equity Loan Trust
0.470% due 01/25/2032	153	145
1.020% due 01/25/2032	832	620
Chase Funding Trust
0.770% due 07/25/2033	34	32
0.810% due 08/25/2032	590	542
0.830% due 11/25/2032	412	393

CIT Group Home Equity Loan Trust
0.710% due 06/25/2033	796	750
1.145% due 12/25/2031	481	455
Citigroup Mortgage Loan Trust, Inc.
0.230% due 07/25/2045	394	341
5.764% due 01/25/2037	3,305	2,417
Conseco Finance Corp.
0.861% due 08/15/2033	2,896	2,781
Conseco Finance Home Equity Loan Trust
1.661% due 05/15/2032	573	565
Conseco Financial Corp.
6.240% due 12/01/2028	1,323	1,372
7.550% due 01/15/2029	118	124
Countrywide Asset-Backed Certificates
0.405% due 04/25/2036	101	100
0.640% due 11/25/2033	4	4
0.670% due 09/25/2032	1,361	1,295
1.070% due 06/25/2033	148	142
1.070% due 10/25/2047	2,739	2,415
1.145% due 06/25/2035	8,000	7,899
Credit Suisse First Boston Mortgage Securities Corp.
0.530% due 05/25/2044	111	110
0.895% due 08/25/2032	153	135
Credit-Based Asset Servicing and Securitization LLC
0.225% due 01/25/2037 ^	387	175
1.255% due 04/25/2032	246	238
Delta Funding Home Equity Loan Trust
0.981% due 09/15/2029	17	16
Dryden Senior Loan Fund
1.401% due 01/15/2022	5,100	5,091
EMC Mortgage Loan Trust
0.910% due 05/25/2040	401	364
EquiFirst Mortgage Loan Trust
0.650% due 01/25/2034	213	203
First Plus Home Loan Owners Trust
7.670% due 05/10/2024	399	391
Galaxy CLO Ltd.
1.522% due 08/20/2022	1,000	997
GE-WMC Mortgage Securities Trust
0.210% due 08/25/2036	84	46
GMAC Mortgage Corp. Home Equity Loan Trust
0.650% due 01/25/2029	218	204
GSAMP Trust
0.455% due 10/25/2036 ^	9,195	1,156
0.570% due 02/25/2033	368	345
IMC Home Equity Loan Trust
6.880% due 11/20/2028	6	6
7.520% due 08/20/2028	39	39
Irwin Home Equity Loan Trust
1.520% due 02/25/2029	285	275
JPMorgan Mortgage Acquisition Trust
0.230% due 03/25/2047	5	5
0.235% due 08/25/2036	65	32
Long Beach Mortgage Loan Trust
0.730% due 10/25/2034	62	58
1.220% due 10/25/2034	764	670
1.595% due 03/25/2032	1,018	966
Madison Park Funding Ltd.
1.491% due 06/15/2022	736	736
MASTR Asset-Backed Securities Trust
0.920% due 12/25/2034 ^	5,079	4,723
Merrill Lynch Mortgage Investors Trust
0.230% due 10/25/2037	1,578	508
0.250% due 09/25/2037	248	96
0.890% due 06/25/2035	676	620
MESA Trust
0.970% due 12/25/2031	656	601
Mid-State Trust
6.340% due 10/15/2036	879	930
7.340% due 07/01/2035	516	558
7.400% due 07/01/2035	22	24
7.790% due 07/01/2035	29	32
7.791% due 03/15/2038	1,336	1,388
Morgan Stanley ABS Capital, Inc. Trust
0.970% due 07/25/2037	339	329
Morgan Stanley Mortgage Loan Trust
0.530% due 04/25/2037	387	201
5.726% due 10/25/2036 ^	3,712	2,362
5.750% due 04/25/2037 ^	1,016	801
6.000% due 07/25/2047 ^	2,317	1,896
New Century Home Equity Loan Trust
0.620% due 06/25/2035	7,500	6,987
Option One Mortgage Loan Trust
0.310% due 01/25/2037	947	579
0.770% due 01/25/2032	89	79
0.950% due 02/25/2035	4,021	2,879

Park Place Securities, Inc.
0.430% due 09/25/2035	219	218
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.670% due 07/25/2035	5,000	4,947
Renaissance Home Equity Loan Trust
0.530% due 11/25/2034	239	205
0.670% due 12/25/2033	2,545	2,487
0.930% due 12/25/2032	22	21
1.035% due 08/25/2033	418	395
1.370% due 08/25/2032	1,322	1,177
Residential Asset Securities Corp. Trust
0.655% due 07/25/2032 ^	814	691
0.750% due 06/25/2033	116	104
0.770% due 06/25/2032 ^	74	61
Residential Funding Home Loan Trust
8.350% due 03/25/2025	9	9
Residential Mortgage Loan Trust
1.655% due 09/25/2029	161	155
SACO, Inc.
0.690% due 06/25/2036 ^	414	593
Salomon Brothers Mortgage Securities, Inc.
1.145% due 10/25/2028	113	112
1.520% due 01/25/2032	382	360
6.930% due 08/25/2028	361	353
Saxon Asset Securities Trust
0.850% due 12/26/2034	1,041	1,011
Securitized Asset-Backed Receivables LLC Trust
0.230% due 12/25/2036 ^	2,846	1,051
SLM Student Loan Trust
0.314% due 07/25/2019	257	256
0.314% due 04/27/2020	1,426	1,421
0.324% due 07/25/2019	1,735	1,731
0.404% due 07/25/2023	2,304	2,295
0.684% due 01/25/2017	64	64
0.984% due 01/25/2019	2,200	2,215
1.441% due 12/15/2033	4,678	4,641
1.734% due 04/25/2023	102,076	104,940
Soundview Home Loan Trust
0.230% due 11/25/2036	89	34
Specialty Underwriting & Residential Finance Trust
0.670% due 09/25/2036	7,500	3,480
0.850% due 01/25/2034	300	261
1.370% due 10/25/2035	1,691	1,414
Structured Asset Investment Loan Trust
0.650% due 09/25/2035	13,000	11,289
0.680% due 08/25/2035	9,000	6,804
0.830% due 04/25/2035	5,000	4,666
1.145% due 09/25/2034	996	850
1.445% due 12/25/2034	976	345
1.595% due 04/25/2034	326	328
Trapeza CDO Ltd.
0.976% due 11/16/2034	1,000	750
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,833	1,867
UPS Capital Business Credit
0.741% due 04/15/2026	89	13
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
0.800% due 04/25/2034	1,118	1,006

Total Asset-Backed Securities (Cost $308,971)		285,933

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (d) 0.0%		568

U.S. TREASURY BILLS 0.0%
0.048% due 01/22/2015 (c)(i)	821	821

Total Short-Term Instruments (Cost $1,389)		1,389

Total Investments in Securities (Cost $5,991,798)		6,020,288

	SHARES
INVESTMENTS IN AFFILIATES 3.1%
SHORT-TERM INSTRUMENTS 3.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short-Term Floating NAV Portfolio	1,504	15
PIMCO Short-Term Floating NAV Portfolio III	10,871,370	107,757

Total Short-Term Instruments (Cost $107,973)		107,772

Total Investments in Affiliates (Cost $107,973)		107,772

Total Investments 179.2% (Cost $6,099,771)		$6,128,060
Financial Derivative Instruments (f)(h) 0.3% (Cost or Premiums, net $16,372)		8,567
Other Assets and Liabilities, net (79.5%)		(2,717,389)

Net Assets 100.0%		$3,419,238

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

Borrowings	and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$568	Fannie Mae 2.260% due 10/17/2022	$(580)	$568	$568

Total Repurchase Agreements						$(580)	$568	$568

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.390%	12/22/2014	01/05/2015	$(49,837)	$(49,855)

Total Sale-Buyback Transactions					$(49,855)

(2)	As of December 31, 2014, there were no open reverse repurchase agreements. The average amount of borrowings outstanding during the period ended December 31, 2014 was $30,926 at a weighted average interest rate of (0.539%).
(3)	Payable for sale-buyback transactions includes $10 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	2.500%	01/01/2045	$13,000	$(12,537)	$(12,699)
Fannie Mae	2.500%	02/12/2045	5,000	(4,875)	(4,874)
Fannie Mae	3.000%	01/01/2030	51,000	(52,944)	(52,997)
Fannie Mae	3.000%	01/01/2045	76,000	(76,659)	(76,659)
Fannie Mae	3.500%	01/01/2045	58,000	(60,327)	(60,326)
Fannie Mae	3.500%	02/01/2045	45,300	(46,913)	(47,079)
Fannie Mae	4.000%	01/01/2030	29,000	(30,715)	(30,725)
Fannie Mae	4.000%	01/01/2045	308,455	(328,439)	(329,117)
Fannie Mae	4.000%	02/01/2045	151,000	(160,334)	(160,702)
Fannie Mae	4.000%	03/12/2045	11,000	(11,674)	(11,674)
Fannie Mae	4.500%	01/01/2045	10,000	(10,830)	(10,830)
Fannie Mae	5.000%	01/01/2045	24,000	(26,505)	(26,505)
Fannie Mae	5.500%	01/01/2045	4,000	(4,476)	(4,475)
Fannie Mae	6.000%	01/01/2045	39,500	(44,758)	(44,799)
Freddie Mac	3.500%	01/01/2045	150,000	(156,141)	(155,902)
Freddie Mac	5.000%	01/01/2045	30,000	(33,203)	(33,105)
Ginnie Mae	3.000%	01/01/2045	69,000	(70,327)	(70,528)
Ginnie Mae	4.000%	01/01/2045	29,000	(31,063)	(31,063)
Ginnie Mae	4.500%	01/01/2045	60,300	(65,856)	(65,885)
Ginnie Mae	5.000%	01/01/2045	70,000	(77,139)	(76,996)

				$(1,305,715)	$(1,306,940)

Total Short Sales				$(1,305,715)	$(1,306,940)

(e)	Securities with an aggregate market value of $49,443 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.500%	12/17/2021	$37,100	$(1,158)	$(1,005)	$0	$(39)

Total Swap Agreements					$(1,158)	$(1,005)	$0	$(39)

(g)	Securities with an aggregate market value of $798 and cash of $71 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(h)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.050%	06/10/2015	$169,000	$125	$110
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.050%	06/10/2015	198,000	146	129
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	01/23/2015	142,500	2,080	158
NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750%	02/09/2015	137,000	923	47

							$3,274	$444

Total Purchased Options							$3,274	$444

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000%	01/23/2015	$284,000	$(639)	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC Fannie Mae 4.000% due 01/01/2045	$106.723	01/07/2015	$38,000	$(30)	$(59)
FBF	Call - OTC Fannie Mae 3.500% due 01/01/2045	104.547	01/07/2015	45,000	(81)	(66)
GSC	Put - OTC Fannie Mae 3.500% due 02/01/2045	102.875	02/05/2015	47,000	(169)	(91)
	Call - OTC Fannie Mae 4.000% due 01/01/2045	106.723	01/07/2015	51,000	(56)	(80)
JPM	Put - OTC Fannie Mae 3.500% due 01/01/2045	103.395	01/07/2015	45,000	(56)	(9)
	Call - OTC Fannie Mae 3.500% due 01/01/2045	104.402	01/07/2015	54,000	(84)	(111)
	Call - OTC Fannie Mae 3.500% due 01/01/2045	104.828	01/07/2015	45,000	(77)	(30)
	Call - OTC Fannie Mae 3.500% due 01/01/2045	104.832	01/07/2015	47,000	(81)	(31)
	Put - OTC Fannie Mae 3.500% due 02/01/2045	102.906	02/05/2015	2,000	(7)	(4)

					$(641)	$(481)

Total Written Options					$(1,280)	$(481)

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BRC	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.100% due 02/25/2034	(1.190%)	02/25/2034	$429	$0	$28	$28	$0
	Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.950% due 02/25/2035	(1.240%)	02/25/2035	589	0	362	362	0
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%)	10/11/2021	1,500	0	67	67	0
JPM	Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	(1.750%)	07/20/2018	5,000	0	77	77	0
	Long Beach Mortgage Loan Trust 5.450% due 09/15/2040	(1.170%)	09/15/2040	4,000	0	3,282	3,282	0
	Octagon Investment Partners Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	(1.850%)	10/18/2020	1,000	0	16	16	0
MYC	Morgan Stanley ABS Capital 1-Month USD-LIBOR plus 2.550% due 12/27/2033	(1.390%)	12/27/2033	384	0	16	16	0
UAG	Merrill Lynch Mortgage Trust 5.442% due 06/12/2043	(1.080%)	06/12/2043	5,262	108	4,834	4,942	0

					$108	$8,682	$8,790	$0

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

							Swap Agreements, at Value (4)
Counterparty	Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
GST	Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.960% due 09/25/2034	0.960%	09/25/2034	$7,500	$(2,550)	$2,603	$53	$0
	Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.690% due 07/25/2035	0.690%	07/25/2035	4,491	(1,572)	841	0	(731)
	Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.050% due 10/25/2034	1.050%	10/25/2034	193	(61)	28	0	(33)
	Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.110% due 12/25/2034	1.110%	12/25/2034	5,000	(1,600)	1,637	37	0
	Residential Asset Mortgage Products Trust 1-Month USD-LIBOR plus 0.930% due 11/25/2034	0.930%	11/25/2034	1,998	(559)	516	0	(43)
	Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.950% due 11/25/2034	1.950%	11/25/2034	3	(3)	1	0	(2)

					$(6,345)	$5,626	$90	$(809)

Credit Default Swaps on Credit Indices - Buy Protection  (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Premiums Paid	Unrealized (Depreciation)	Asset	Liability
BOA	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051	$15,158	$2,430	$(2,363)	$67	$0
DUB	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051	48,428	4,067	(3,852)	215	0
JPM	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051	46,491	7,901	(7,694)	207	0
MYC	CMBX.NA.AAA.4 Index	(0.350%	)	02/17/2051	89,107	6,217	(5,821)	396	0

						$20,615	$(19,730)	$885	$0

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (5)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
CBK	Pay	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	$25,374		$(65)	$0	$(65)
FBF	Pay	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	60,104		(155)	0	(155)
GST	Pay	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2043	20,394		(51)	0	(51)
MYC	Pay	IOS.FN.300.12 Index	N/A	1-Month USD-LIBOR	01/12/2044	7,072		(42)	0	(42)

								$(313)	$0	$(313)

Total Swap Agreements							$14,378	$(5,735)	$9,765	$(1,122)

(5)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

(i)	Securities with an aggregate market value of $902 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$1,810	$0	$1,810
Municipal Bonds & Notes
Texas	0	2,487	0	2,487
U.S. Government Agencies	0	4,993,695	3,704	4,997,399
U.S. Treasury Obligations	0	204,248	0	204,248
Mortgage-Backed Securities	0	242,750	284,272	527,022
Asset-Backed Securities	0	285,529	404	285,933
Short-Term Instruments
Repurchase Agreements	0	568	0	568
U.S. Treasury Bills	0	821	0	821
	$0	$5,731,908	$288,380	$6,020,288

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$107,772	$0	$0	$107,772

Total Investments	$107,772	$5,731,908	$288,380	$6,128,060

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,306,940)	$0	$(1,306,940)

Financial Derivative Instruments - Assets
Over the counter	$0	$10,209	$0	$10,209

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(39)	0	(39)
Over the counter	0	(1,603)	0	(1,603)
	$0	$(1,642)	$0	$(1,642)

Totals	$107,772	$4,433,535	$288,380	$4,829,687

There were no significant transfers between Level 1 and 2 during the period ended December 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2014 (1)
Investments in Securities, at Value
U.S. Government Agencies	$4,340	$0	$(631)	$10	$12	$(27)	$0	$0	$3,704	$(26)
Mortgage-Backed Securities	271,070	147,592	(155,501)	595	1,991	16,675	1,850	0	284,272	18,460
Asset-Backed Securities	404	0	(15)	(1)	2	14	0	0	404	4

Totals	$275,814	$147,592	$(156,147)	$604	$2,005	$16,662	$1,850	$0	$288,380	$18,438

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
U.S. Government Agencies	$3,704	Benchmark Pricing	Base Price	98.97 - 107.00
Mortgage-Backed Securities	144,595	Benchmark Pricing	Base Price	82.00 - 100.38
	139,677	Third Party Vendor	Broker Quote	61.25 - 86.50
Asset-Backed Securities	404	Benchmark Pricing	Base Price	14.42 - 98.38

Total	$288,380

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Sector Portfolio

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.7%
MUNICIPAL BONDS & NOTES 91.4%
ALABAMA 0.3%
Birmingham, Alabama Special Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$581

ALASKA 1.3%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,332

CALIFORNIA 12.0%
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	5,000	5,925
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.918% due 04/01/2040	365	518
Inland Valley Development Agency, California Tax Allocation Bonds, (AGM Insured), Series 2014
5.500% due 03/01/2033	2,000	2,136
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,000	1,332
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,231
Los Angeles Community College District, California General Obligation Bonds, (FGIC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,332
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,573
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	4,253
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	292
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	175

		21,767

COLORADO 1.9%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,424

DISTRICT OF COLUMBIA 7.9%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	11,415
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039	2,500	2,819

		14,234

FLORIDA 1.1%
Florida State University System Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,515
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	500	500

		2,015

GEORGIA 4.5%
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2011
5.250% due 10/01/2036	7,000	8,064

ILLINOIS 18.4%
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,471
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,696
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,414
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	9,250	9,544
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,930

Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	7,302

		33,357

LOUISIANA 3.1%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,674

MARYLAND 2.3%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,742
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,476

		4,218

MICHIGAN 1.2%
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,246

NEW JERSEY 9.2%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	3,545	4,143
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,802
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2025	5,310	6,143
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	6,000	4,496

		16,584

NEW YORK 9.4%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	2,000	2,375
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	2,147
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2013
5.000% due 02/01/2025	3,000	3,601
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	554
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	3,000	3,363
5.750% due 11/15/2051	2,000	2,335
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,587

		16,962

OHIO 1.7%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	330
Franklin County, Ohio Revenue Bonds, Series 2013
5.000% due 05/15/2029	2,350	2,741

		3,071

RHODE ISLAND 0.8%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2002
6.250% due 06/01/2042	1,425	1,432

TENNESSEE 2.7%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,320
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,493

		4,813

TEXAS 10.6%
Conroe Independent School District, Texas General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,636
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,760
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,447

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	9,366

		19,209

WASHINGTON 3.0%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	2,000	2,204
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	3,129

		5,333

WISCONSIN 0.0%
Wisconsin State General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 05/01/2037	35	37

Total Municipal Bonds & Notes (Cost $142,344)		165,353

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (a) 0.3%		588

Total Short-Term Instruments (Cost $588)		588

Total Investments in Securities (Cost $142,932)		165,941

	SHARES
INVESTMENTS IN AFFILIATES 8.7%
SHORT-TERM INSTRUMENTS 8.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.7%
PIMCO Short-Term Floating NAV Portfolio	1,404	14
PIMCO Short-Term Floating NAV Portfolio III	1,585,141	15,712

Total Short-Term Instruments (Cost $15,763)		15,726

Total Investments in Affiliates (Cost $15,763)		15,726

Total Investments 100.4% (Cost $158,695)		$181,667
Other Assets and Liabilities, net (0.4%)		(693)

Net Assets 100.0%		$180,974

Notes to Schedule of Investments (amounts in thousands*):

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$588	Fannie Mae 2.260% due 10/17/2022	$(604)	$588	$588

Total Repurchase Agreements						$(604)	$588	$588

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$581	$0	$581
Alaska	0	2,332	0	2,332
California	0	21,767	0	21,767
Colorado	0	3,424	0	3,424
District of Columbia	0	14,234	0	14,234
Florida	0	2,015	0	2,015
Georgia	0	8,064	0	8,064
Illinois	0	33,357	0	33,357
Louisiana	0	5,674	0	5,674
Maryland	0	4,218	0	4,218
Michigan	0	2,246	0	2,246
New Jersey	0	16,584	0	16,584
New York	0	16,962	0	16,962
Ohio	0	3,071	0	3,071
Rhode Island	0	1,432	0	1,432
Tennessee	0	4,813	0	4,813
Texas	0	19,209	0	19,209
Washington	0	5,333	0	5,333
Wisconsin	0	37	0	37
Short-Term Instruments
Repurchase Agreements	0	588	0	588
	$0	$165,941	$0	$165,941

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,726	$0	$0	$15,726

Total Investments	$15,726	$165,941	$0	$181,667
There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.1%
CORPORATE BONDS & NOTES 3.7%
BANKING & FINANCE 3.2%
Bank of America N.A.
0.652% due 05/08/2017		$12,200	$12,187
Bankia S.A.
3.500% due 12/14/2015	EUR	9,000	11,225
BPCE S.A.
4.625% due 07/11/2024		$13,900	13,520
GATX Financial Corp.
5.800% due 03/01/2016		1,000	1,053
HBOS PLC
0.882% due 09/01/2016	EUR	100	121
LBG Capital PLC
15.000% due 12/21/2019	GBP	3,160	6,782
15.000% due 12/21/2019	EUR	150	269
Navient Corp.
3.660% due 02/12/2016		$1,140	1,140
Vornado Realty LP
2.500% due 06/30/2019		7,000	6,947

			53,244

UTILITIES 0.5%
BG Energy Capital PLC
6.500% due 11/30/2072		200	214
Electricite de France S.A.
0.691% due 01/20/2017		6,600	6,625
1.150% due 01/20/2017		2,000	2,000

			8,839

Total Corporate Bonds & Notes (Cost $64,333)			62,083

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		330	284

Total Municipal Bonds & Notes (Cost $317)			284

U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
3.500% due 01/01/2045		47,000	48,974

Total U.S. Government Agencies (Cost $48,852)			48,974

U.S. TREASURY OBLIGATIONS 103.3%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016		89,065	88,815
0.125% due 04/15/2017 (d)(f)(h)		130,690	130,838
0.125% due 04/15/2019		5,370	5,319
0.125% due 01/15/2022		105	102
0.125% due 07/15/2022 (d)		105,519	103,034
0.125% due 01/15/2023		56,164	54,435
0.125% due 07/15/2024		6,000	5,791
0.375% due 07/15/2023		25,098	24,869
0.500% due 04/15/2015 (d)		138,698	136,921
0.625% due 07/15/2021 (h)		39,241	39,821
0.750% due 02/15/2042		37	36
1.125% due 01/15/2021		78,073	81,284
1.250% due 07/15/2020		114,642	120,544
1.375% due 01/15/2020 (f)		81,031	85,171
1.375% due 02/15/2044		89,754	102,056
1.750% due 01/15/2028 (d)		127,743	145,009
1.875% due 07/15/2015 (f)(h)		6,347	6,369
2.000% due 01/15/2026 (d)		154,515	177,469
2.125% due 02/15/2040		17,137	22,307
2.125% due 02/15/2041 (h)		1,626	2,133
2.375% due 01/15/2017 (f)(h)		4,827	5,067
2.375% due 01/15/2025 (d)		160,266	188,588
2.375% due 01/15/2027 (d)(h)		104,892	125,850
2.625% due 07/15/2017 (f)(h)		11,914	12,780
3.625% due 04/15/2028		44	61

3.875% due 04/15/2029		63,029	90,481

Total U.S. Treasury Obligations (Cost $1,765,855)			1,755,150

MORTGAGE-BACKED SECURITIES 1.5%
BCAP LLC Trust
0.420% due 07/26/2035		1,000	954
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.450% due 01/25/2035		644	571
Commercial Mortgage Trust
2.365% due 02/10/2029		800	816
Countrywide Home Loan Mortgage Pass-Through Trust
2.599% due 05/25/2033		7,046	7,093
German Residential Funding Ltd.
1.231% due 08/27/2024	EUR	1,070	1,318
Hercules Eclipse PLC
0.797% due 10/25/2018	GBP	2,701	4,160
JPMorgan Mortgage Trust
2.634% due 04/25/2035		$324	330
Merrill Lynch Mortgage Investors Trust
0.590% due 07/25/2030		7,957	7,385
Sequoia Mortgage Trust
0.864% due 10/19/2026		52	51
WaMu Mortgage Pass-Through Certificates Trust
0.490% due 07/25/2045		487	469
2.441% due 09/25/2033		336	339
Wells Fargo Mortgage-Backed Securities Trust
2.605% due 10/25/2035		1,684	1,694
2.615% due 07/25/2036		518	515

Total Mortgage-Backed Securities (Cost $25,930)			25,695

ASSET-BACKED SECURITIES 2.6%
Commercial Industrial Finance Corp.
1.383% due 08/14/2024		17,500	17,488
Dalradian European CLO BV
0.468% due 04/11/2023	EUR	557	673
Elm CLO Ltd.
1.635% due 01/17/2023		$8,800	8,800
Madison Park Funding Ltd.
1.491% due 06/15/2022		1,964	1,963
Symphony CLO LP
1.335% due 01/09/2023		15,950	15,873

Total Asset-Backed Securities (Cost $44,968)			44,797

SOVEREIGN ISSUES 14.4%
France Government Bond
0.100% due 07/25/2021 (b)	EUR	20,592	25,724
0.250% due 07/25/2018 (b)		15,093	18,602
0.250% due 07/25/2024 (b)		3,050	3,854
1.000% due 07/25/2017 (b)		3,738	4,663
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (b)		18,011	22,632
2.100% due 09/15/2017 (b)		3,257	4,099
2.100% due 09/15/2021 (b)		10,084	13,205
2.250% due 04/22/2017 (b)		1,497	1,872
2.350% due 09/15/2024 (b)		19,211	25,866
2.550% due 09/15/2041 (b)		1,849	2,482
5.000% due 09/01/2040		800	1,279
New South Wales Treasury Corp.
2.750% due 11/20/2025	AUD	8,168	7,949
New Zealand Government Bond
2.000% due 09/20/2025	NZD	17,731	13,816
3.000% due 09/20/2030		2,963	2,555
Province of Ontario
3.450% due 06/02/2045	CAD	8,600	7,662
Republic of Germany
0.750% due 04/15/2018 (b)	EUR	14,466	17,987
Slovenia Government International Bond
4.700% due 11/01/2016		5,200	6,741
Spain Government International Bond
3.800% due 04/30/2024		26,200	37,953
5.400% due 01/31/2023		11,100	17,579
Xunta de Galicia
5.763% due 04/03/2017		3,700	4,972

6.131% due 04/03/2018	2,250	3,196

Total Sovereign Issues (Cost $255,274)		244,688

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (c) 0.2%		2,601

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.5%
0.055% due 01/08/2015 - 05/28/2015 (a)(d)(f)(h)	$8,733	8,732

Total Short-Term Instruments (Cost $11,332)		11,333

Total Investments in Securities (Cost $2,216,861)		2,193,004

	SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio	983	10
PIMCO Short-Term Floating NAV Portfolio III	822,312	8,150

Total Short-Term Instruments (Cost $8,161)		8,160

Total Investments in Affiliates (Cost $8,161)		8,160

Total Investments 129.6% (Cost $2,225,022)		$2,201,164
Financial Derivative Instruments (e)(g) 0.1% (Cost or Premiums, net $(1,971))		1,256
Other Assets and Liabilities, net (29.7%)		(503,919)

Net Assets 100.0%		$1,698,501

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$2,601	Fannie Mae 2.260% due 10/17/2022	$(2,655)	$2,601	$2,601

Total Repurchase Agreements						$(2,655)	$2,601	$2,601

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreement
BSN	0.170%	10/17/2014	01/20/2015	$(10,338)	$(10,341)
	0.190%	11/13/2014	01/13/2015	(12,717)	(12,720)
	0.200%	11/17/2014	01/15/2015	(60,775)	(60,791)

Total Reverse Repurchase Agreements					$(83,852)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.353%	12/23/2014	01/26/2015	$(22,190)	$(21,931)
	0.363%	12/12/2014	01/23/2015	(111,088)	(110,088)
	0.400%	12/15/2014	01/09/2015	(4,673)	(4,670)
	0.400%	12/29/2014	01/08/2015	(6,412)	(6,409)
	0.403%	12/16/2014	01/26/2015	(189)	(187)
	0.420%	12/30/2014	01/06/2015	(6,861)	(6,859)
	0.450%	12/22/2014	01/05/2015	(20,134)	(20,134)
BPG	0.212%	01/05/2015	02/02/2015	(16,293)	(16,091)
MSC	0.420%	12/16/2014	01/13/2015	(7,505)	(7,501)
	0.423%	12/16/2014	01/15/2015	(93,899)	(93,028)
TDM	0.310%	12/03/2014	01/06/2015	(98,348)	(98,328)

Total Sale-Buyback Transactions					$(385,226)

(2)	The average amount of borrowings while outstanding during the period ended December 31, 2014 was $464,653 at a weighted average interest rate of 0.161%.
(3)	Payable for sale-buyback transactions includes $(452) of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	01/01/2045	$64,000	$(66,438)	$(66,688)
Fannie Mae	3.500%	02/01/2045	65,000	(67,377)	(67,553)

Total Short Sales				$(133,815)	$(134,241)

(d)	Securities with an aggregate market value of $470,446 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$126.000	02/20/2015	548	$(325)	$(341)

Total Written Options				$(325)	$(341)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	123	$1	$0	$(1)
90-Day Eurodollar December Futures	Short	12/2016	178	(7)	0	(7)
90-Day Eurodollar June Futures	Short	06/2015	548	(1)	0	(7)
90-Day Eurodollar June Futures	Short	06/2016	301	5	0	(7)
90-Day Eurodollar March Futures	Short	03/2016	1,016	206	0	(13)
90-Day Eurodollar September Futures	Short	09/2015	525	14	0	(7)
90-Day Eurodollar September Futures	Short	09/2016	301	(3)	0	(11)
Euro-Bund 10-Year Bond March Futures	Short	03/2015	353	(1,183)	0	(21)
U.S. Treasury 5-Year Note March Futures	Long	03/2015	1,268	(12)	198	0
U.S. Treasury 10-Year Note March Futures	Long	03/2015	1,097	202	240	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	393	(118)	110	0
U.S. Treasury Ultra Long-Term Bond March Futures	Long	03/2015	28	209	10	0

Total Futures Contracts				$(687)	$558	$(74)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)		Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.IG-23 5-Year Index	1.000%	12/20/2019		$105,300	$1,716	$11	$9	$0
iTraxx Europe 22 5-Year Index	1.000%	12/20/2019	EUR	153,900	3,422	104	0	(223)
iTraxx Europe 22 10-Year Index	1.000%	12/20/2024		6,400	(6)	6	0	(15)

					$5,132	$121	$9	$(238)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	3.000%	12/17/2024		$26,700	$(1,768)	$(958)	$0	$(29)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		30,800	(5,233)	(6,451)	0	(47)
Receive	3-Month USD-LIBOR	3.750%	06/18/2044		4,300	(966)	(630)	0	(7)
Receive	3-Month USD-LIBOR	3.500%	12/17/2044		47,700	(8,245)	(6,441)	0	(75)
Receive	6-Month EUR-EURIBOR	1.000%	12/17/2024	EUR	21,900	(499)	(457)	0	(28)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		31,200	(5,030)	(5,603)	0	(123)
Receive	6-Month GBP-LIBOR	2.078%	12/04/2024	GBP	28,100	(1,012)	(1,014)	0	(206)
Receive	6-Month GBP-LIBOR	2.750%	03/18/2025		11,100	(1,402)	(293)	0	(86)

						$(24,155)	$(21,847)	$0	$(601)

Total Swap Agreements						$(19,023)	$(21,726)	$9	$(839)

(f)	Securities with an aggregate market value of $19,821 and cash of $3,121 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015	NZD	19,482		$15,172	$0	$(25)
	02/2015	KRW	1,179,063		1,080	5	0
	02/2015		$2,212	EUR	1,798	0	(35)
CBK	01/2015	AUD	20,047		$17,146	780	0
	01/2015		$9,236	AUD	10,870	0	(362)
	02/2015	EUR	75,407		$92,916	1,629	0
	02/2015		$37,661	EUR	30,336	0	(936)
DUB	01/2015		93,659	JPY	11,284,929	555	0
	02/2015	JPY	11,284,929		$93,682	0	(554)
FBF	01/2015		11,284,929		94,186	28	(56)
GLM	02/2015	GBP	537		843	7	0
	02/2015		$51,079	EUR	42,000	0	(235)
	03/2015	CAD	2,067		$1,773	0	(4)
HUS	02/2015	EUR	4,161		5,186	149	0
	03/2015	CAD	6,776		5,841	16	0
MSB	02/2015	GBP	7,296		11,401	32	0
	02/2015		$26,322	DKK	157,740	0	(682)
SCX	02/2015	KRW	7,375,915		$6,770	44	0
SOG	01/2015		$15,131	NZD	19,482	66	0
	01/2015		5,197	PLN	17,450	0	(274)
	02/2015	EUR	241,705		$301,447	8,842	0
	02/2015	NZD	19,482		15,088	0	(67)
UAG	01/2015		$7,505	AUD	9,177	0	(12)
	02/2015	AUD	9,177		$7,489	12	0
	02/2015	DKK	150,780		25,199	691	0
	02/2015	GBP	517		811	5	0

Total Forward Foreign Currency Contracts						$12,861	$(3,242)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.045%	03/20/2015	$45,400	$471	$255
GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.426%	03/18/2015	400	2	1
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683%	12/11/2017	11,000	1,540	1,378

							$2,013	$1,634

Total Purchased Options							$2,013	$1,634

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	3,100	$(6)	$(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		3,100	(5)	0
CBK	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		3,100	(2)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		3,100	(6)	(3)
GST	Put - OTC CDX.IG-22 5-Year Index	Sell	0.900%	01/21/2015		$3,600	(5)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015	EUR	3,900	(5)	(5)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		3,900	(11)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.100%	01/21/2015		2,100	(5)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.200%	01/21/2015		5,100	(13)	0
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		6,900	(10)	(8)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	1.000%	01/21/2015		6,900	(19)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		1,600	(2)	(2)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		1,600	(3)	(2)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.600%	01/21/2015		2,300	(4)	(3)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.900%	01/21/2015		2,300	(4)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015		4,400	(5)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		4,400	(8)	(4)

							$(113)	$(38)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	216.687	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	$12,000	$(107)	$(3)
	Floor - OTC CPURNSA Index	217.965	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	2,800	(36)	(1)
DUB	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	4,500	(44)	(30)
JPM	Cap - OTC CPURNSA Index	TBD	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	28,300	(206)	(56)
	Cap - OTC CPURNSA Index	TBD	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,400	(17)	(5)

						$(410)	$(95)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.545%	03/20/2015	$45,400	$(580)	$(575)
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.926%	03/18/2015	400	(2)	(2)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	1,700	(8)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	1,700	(8)	(1)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	12/11/2017	46,200	(1,540)	(1,484)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300%	02/18/2015	71,300	(354)	(605)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	71,300	(366)	(41)

							$(2,858)	$(2,722)

Total Written Options							$(3,381)	$(2,855)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
CBK	GATX Financial Corp.	(1.070%)	03/20/2016	0.140%	$1,000	$0	$(12)	$0	$(12)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Spain Government International Bond	1.000%	03/20/2019	0.713%	$4,100	$(25)	$75	$50	$0
BRC	Italy Government International Bond	1.000%	03/20/2019	1.069%	5,500	(101)	87	0	(14)
DUB	Italy Government International Bond	1.000%	03/20/2019	1.069%	7,900	(156)	137	0	(19)
GST	Spain Government International Bond	1.000%	03/20/2019	0.713%	21,800	(185)	447	262	0
HUS	Italy Government International Bond	1.000%	03/20/2019	1.069%	12,750	(267)	235	0	(32)
	Spain Government International Bond	1.000%	03/20/2019	0.713%	2,100	(16)	41	25	0
JPM	HSBC Bank PLC	1.000%	06/20/2019	0.366%	19,700	245	306	551	0
MYC	Italy Government International Bond	1.000%	03/20/2019	1.069%	2,300	(44)	39	0	(5)

						$(549)	$1,367	$888	$(70)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	4,700	$7	$293	$300	$0
BPS	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044		1,500	10	125	135	0
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		$14,300	(5)	(335)	0	(340)
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		27,400	521	(2,872)	0	(2,351)
BRC	Receive	3-Month USD-CPURNSA Index	1.950%	09/16/2016		6,000	0	(166)	0	(166)
	Receive	3-Month USD-CPURNSA Index	1.908%	04/15/2017		17,800	0	(541)	0	(541)
CBK	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	1,200	(41)	117	76	0
DUB	Receive	3-Month USD-CPURNSA Index	1.860%	11/05/2016		$16,800	0	(417)	0	(417)
	Receive	3-Month USD-CPURNSA Index	1.825%	11/29/2016		21,800	(9)	(509)	0	(518)
	Receive	3-Month USD-CPURNSA Index	1.845%	11/29/2016		15,000	0	(366)	0	(366)
	Receive	3-Month USD-CPURNSA Index	2.360%	01/28/2017		18,600	0	(921)	0	(921)
	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	14,700	31	680	711	0
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	600	10	(5)	5	0
	Pay	1-Month GBP-UKRPI	3.528%	09/23/2044		5,700	(13)	484	471	0
	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044		1,500	(49)	144	95	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		700	1	64	65	0
	Receive	3-Month USD-CPURNSA Index	1.935%	10/31/2016		$3,500	0	(95)	0	(95)
GLM	Pay	1-Month GBP-UKRPI	3.125%	12/10/2024	GBP	1,700	2	20	22	0
	Pay	1-Month GBP-UKRPI	3.450%	12/15/2044		1,700	(1)	36	35	0
	Receive	3-Month USD-CPURNSA Index	1.730%	04/15/2016		$90,500	(156)	(2,048)	0	(2,204)
	Receive	3-Month USD-CPURNSA Index	1.942%	04/15/2017		7,500	0	(239)	0	(239)
JPM	Pay	1-Month GBP-UKRPI	3.530%	12/15/2044	GBP	1,400	10	97	107	0
	Receive	3-Month USD-CPURNSA Index	1.890%	09/06/2016		$10,300	0	(267)	0	(267)
MYC	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	1,100	9	61	70	0
RYL	Receive	3-Month USD-CPURNSA Index	1.935%	10/23/2016		$29,700	(56)	(748)	0	(804)
	Receive	3-Month USD-CPURNSA Index	1.930%	10/31/2016		4,600	0	(124)	0	(124)

							$271	$(7,532)	$2,092	$(9,353)

Total Swap Agreements							$(278)	$(6,177)	$2,980	$(9,435)

(h)	Securities with an aggregate market value of $9,224 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$53,244	$0	$53,244
Utilities	0	8,839	0	8,839
Municipal Bonds & Notes
West Virginia	0	284	0	284
U.S. Government Agencies	0	48,974	0	48,974
U.S. Treasury Obligations	0	1,755,150	0	1,755,150
Mortgage-Backed Securities	0	25,695	0	25,695
Asset-Backed Securities	0	44,797	0	44,797
Sovereign Issues	0	244,688	0	244,688
Short-Term Instruments
Repurchase Agreements	0	2,601	0	2,601
U.S. Treasury Bills	0	8,732	0	8,732
	$0	$2,193,004	$0	$2,193,004

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,160	$0	$0	$8,160

Total Investments	$8,160	$2,193,004	$0	$2,201,164

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(134,241)	$0	$(134,241)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	558	9	0	567
Over the counter	0	17,475	0	17,475
	$558	$17,484	$0	$18,042

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(74)	(1,180)	0	(1,254)
Over the counter	0	(15,532)	0	(15,532)

	$(74)	$(16,712)	$0	$(16,786)

Totals	$8,644	$2,059,535	$0	$2,068,179

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Portfolio

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5%
BANK LOAN OBLIGATIONS 92.0%
ABC Supply Co., Inc.
3.500% due 04/16/2020	$119	$116
Advantage Sales & Marketing, Inc.
3.250% - 4.250% due 07/25/2021	85	84
Air Medical Group Holdings, Inc.
5.000% due 06/30/2018	442	443
Albertson’s Holdings LLC
4.000% due 08/25/2019	125	125
4.500% due 08/25/2021	300	300
4.750% due 03/21/2019	199	198
Allison Transmission, Inc.
3.750% due 08/23/2019	293	290
Allnex (Luxembourg) & Cy S.C.A.
4.500% due 10/03/2019	318	316
Amaya Holdings B.V.
5.000% due 08/01/2021	349	347
8.000% due 08/01/2022	275	273
American Renal Holdings, Inc.
4.500% due 09/22/2019	458	451
Amsurg Corp.
3.750% due 07/16/2021	100	99
AmWins Group LLC
5.000% due 09/06/2019	267	265
Ancestry.com, Inc.
4.000% due 05/15/2018	138	137
4.500% due 12/28/2018	256	256
AP NMT Acquisition BV
6.750% due 08/13/2021	115	113
Apex Tool Group, LLC
4.500% due 02/01/2020	291	283
ARAMARK Corp.
0.021% - 3.650% due 07/26/2016	3	3
Arch Coal, Inc.
6.250% due 05/16/2018	73	61
Ardagh Holdings USA, Inc.
4.000% due 12/17/2019	248	244
Ardent Medical Services, Inc.
6.750% due 07/02/2018	252	252
ARG IH Corp.
4.750% - 6.000% due 11/15/2020	99	99
Astoria Energy LLC
TBD% due 12/04/2021	50	49
Asurion LLC
4.250% due 07/08/2020	140	136
5.000% due 05/24/2019	290	286
8.500% due 03/03/2021	150	150
Atrium Innovations, Inc.
4.250% due 02/13/2021	74	72
7.750% due 08/13/2021	75	71
Auris Luxembourg S.A.
TBD% due 12/31/2021	25	25
Avago Technologies Cayman Ltd.
3.750% due 05/06/2021	307	306
Avaya, Inc.
4.670% due 10/26/2017	25	24
6.500% due 03/30/2018	183	181
AVSC Holdings Corp.
4.500% due 01/24/2021	163	163
AWAS Finance Luxembourg S.A.
3.500% due 07/16/2018	121	119
Axalta Coating Systems U.S. Holdings, Inc.
3.750% due 02/01/2020	234	229
B/E Aerospace, Inc.
4.000% due 12/16/2021	225	225
Belmond Interfin Ltd.
4.000% due 03/21/2021	25	25
Berlin Packaging LLC
4.500% due 10/01/2021	50	50
7.750% due 10/01/2022	25	25
Berry Plastics Holding Corp.
3.750% due 01/06/2021	136	133
Big Heart Pet Brands
3.500% due 03/08/2020	273	263
Biomet, Inc.
3.670% due 07/25/2017	225	225

BJ’s Wholesale Club, Inc.
4.500% due 09/26/2019		371	365
8.500% due 03/26/2020		220	217
BMC Software Finance, Inc.
5.000% due 09/10/2020		961	933
Boyd Gaming Corp.
4.000% due 08/14/2020		364	359
Brand Energy & Infrastructure Services, Inc.
4.750% due 11/26/2020		196	190
Brickman Group Ltd. LLC
4.000% due 12/18/2020		173	169
7.500% due 12/18/2021		150	147
Burger King Worldwide, Inc.
4.500% due 12/12/2021		425	425
Cable & Wireless Communications
TBD% due 11/06/2016		175	175
Cactus Wellhead LLC
7.000% due 07/31/2020		40	35
Calpine Corp.
4.000% due 04/01/2018		317	315
Capsugel Holdings U.S., Inc.
TBD% due 08/01/2018		75	73
Carros Finance Luxembourg SARL
4.500% due 09/30/2021		90	89
Catalent Pharma Solutions, Inc.
4.250% due 05/20/2021		218	217
CD&R Millennium Holdco SARL
4.500% due 07/31/2021		110	108
Charter Communications Operating LLC
4.250% due 09/12/2021		290	292
Chrysler Group LLC
3.250% due 12/31/2018		273	271
3.500% due 05/24/2017		25	25
CityCenter Holdings LLC
4.250% due 10/16/2020		125	124
Clear Channel Communications, Inc.
3.819% due 01/29/2016		157	156
6.919% due 01/30/2019		200	189
CNO Financial Group, Inc.
3.750% due 09/28/2018		186	182
Commercial Barge Line Co.
7.500% due 09/20/2019		157	157
Community Health Systems, Inc.
3.486% due 01/25/2017		1	1
4.250% due 01/27/2021		520	520
Convatec, Inc.
4.000% due 12/22/2016		260	257
Covis Pharma Holdings SARL
6.000% due 04/24/2019		290	289
CPG International, Inc.
4.750% due 09/30/2020		370	367
Crosby U.S. Acquisition Corp.
3.750% due 11/23/2020		149	141
7.000% due 11/22/2021		225	214
Crown Castle Operating Co.
3.000% due 01/31/2021		25	25
CSC Holdings, Inc.
2.669% due 04/17/2020		68	67
Cumulus Media Holdings, Inc.
4.250% due 12/19/2020		185	179
Cunningham Lindsey U.S., Inc.
5.000% due 12/10/2019		24	24
David’s Bridal, Inc.
5.250% due 10/11/2019		360	341
Davita Healthcare Partners, Inc.
3.500% due 06/24/2021		199	197
Dealer Tire LLC
TBD% due 12/17/2021		25	25
Dealertrack Technologies, Inc.
3.250% due 02/24/2021		143	141
Dell, Inc.
4.500% due 04/29/2020		401	400
Delos Finance SARL
3.500% due 03/06/2021		25	25
Delta 2 (LUX) SARL
4.750% due 07/31/2021		398	389
7.750% due 07/31/2022		140	137
Deutsche Raststatten Gruppe GmbH
3.579% due 12/10/2019	EUR	50	61
Diamond Resorts Corp.
5.500% due 05/09/2021		$149	148
Diamond U.S. Holding LLC
TBD% due 12/03/2021		30	30
DJO Finance LLC
4.250% due 09/15/2017		369	362

Dole Food Co., Inc.
4.500% due 11/01/2018		242	240
Doosan Infracore International, Inc.
4.500% due 05/27/2021		317	315
Dynegy Holdings, Inc.
4.000% due 04/23/2020		311	308
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		655	656
Envision Healthcare Corp.
4.000% due 05/25/2018		267	265
EP Energy LLC
3.500% due 05/24/2018		33	32
ESH Hospitality, Inc.
5.000% due 06/24/2019		160	160
Essar Steel Algoma, Inc.
7.500% due 08/09/2019		50	50
Expro Finservice SARL
5.750% due 09/02/2021		110	90
First Data Corp.
3.667% due 03/24/2017		25	25
3.667% due 03/24/2018		450	442
FMG Resources Pty. Ltd.
3.750% due 06/30/2019		67	62
Freescale Semiconductor, Inc.
4.250% due 03/01/2020		266	260
5.000% due 01/15/2021		247	247
Gardner Denver, Inc.
4.250% due 07/30/2020		18	17
Gates Global, Inc.
4.250% due 07/03/2021		254	248
GCI Holdings Inc.
TBD% due 12/18/2021		75	75
Generac Power Systems, Inc.
3.250% due 05/31/2020		274	266
Genesys Telecom Holdings U.S., Inc.
4.000% due 02/08/2020		147	144
4.500% due 11/13/2020		149	147
Getty Images, Inc.
4.750% due 10/18/2019		360	334
GFA Brands, Inc.
4.500% due 07/09/2020		385	383
Global Cash Access, Inc.
TBD% due 11/21/2021		50	49
Goodyear Tire & Rubber Co.
4.750% due 04/30/2019		250	249
Granite Acquisition, Inc.
5.000% due 10/15/2021		50	50
Gray Television, Inc.
3.750% due 06/13/2021		67	66
H.J. Heinz Co.
3.500% due 06/05/2020		247	246
HCA, Inc.
2.919% due 03/31/2017		15	15
3.005% due 05/01/2018		15	15
HD Supply, Inc.
4.000% due 06/28/2018		314	312
Hearthside Group Holdings LLC
4.500% due 06/02/2021		100	99
Hilton Worldwide Finance LLC
3.500% due 10/26/2020		471	466
Hub International Ltd.
4.250% due 10/02/2020		270	263
Huntsman International LLC
3.750% due 08/12/2021		375	370
Iasis Healthcare LLC
4.500% due 05/03/2018		363	360
Iglo Foods Group Ltd.
5.254% due 06/30/2020	GBP	100	151
Ikaria, Inc.
5.000% due 02/12/2021		$171	170
8.750% due 02/12/2022		50	50
Immucor Inc.
TBD% due 08/17/2018		50	49
IMS Health, Inc.
3.500% due 03/17/2021		128	125
Interactive Data Corp.
4.750% due 05/02/2021		274	272
Interline Brands, Inc.
4.000% due 03/21/2021		99	96
ION Media Networks, Inc.
TBD% due 12/18/2020		25	25
J Crew Group, Inc.
4.000% due 03/05/2021		224	211
Jazz Pharmaceuticals, Inc.
3.250% due 06/12/2018		99	98

JMC Steel Group, Inc.
4.750% due 04/01/2017	266	261
KAR Auction Services, Inc.
3.500% due 03/07/2021	74	74
Kate Spade & Co.
4.000% due 04/10/2021	25	24
Kinetic Concepts, Inc.
3.500% due 11/04/2016	41	41
4.000% due 05/04/2018	168	166
Kronos Worldwide, Inc.
4.750% - 6.000% due 02/18/2020	149	149
Kronos, Inc.
4.500% due 10/30/2019	348	346
9.750% due 04/30/2020	25	26
La Quinta Intermediate Holdings LLC
4.000% due 04/14/2021	170	168
Level 3 Financing, Inc.
4.500% due 01/31/2022	225	226
Live Nation Entertainment, Inc.
3.500% due 08/17/2020	240	237
LTS Buyer LLC
4.000% due 04/11/2020	148	145
Maxim Crane Works LP
10.250% due 11/26/2018	325	329
MCC Iowa LLC
3.750% due 06/30/2021	60	59
McJunkin Red Man Corp.
5.000% due 11/09/2019	198	185
Media General, Inc.
TBD% due 07/31/2020	50	49
MGM Resorts International
3.500% due 12/20/2019	418	409
Michaels Stores, Inc.
3.750% due 01/28/2020	193	190
Midas Intermediate Holdco LLC
3.750% - 4.750% due 08/18/2021	50	50
Millennium Laboratories, Inc.
5.250% due 04/15/2021	348	347
Minerals Technologies, Inc.
4.000% due 05/07/2021	169	168
MPG Holdco I, Inc.
4.250% due 10/20/2021	99	99
MPH Acquisition Holdings LLC
3.750% due 03/31/2021	156	152
Mueller Water Products, Inc.
4.000% due 11/19/2021	75	75
Multi Packaging Solutions, Inc.
TBD% due 09/30/2020	199	196
National Financial Partners Corp.
4.500% due 07/01/2020	316	315
NBTY, Inc.
3.500% due 10/01/2017	100	97
Neiman Marcus Group, Inc.
4.250% due 10/25/2020	257	252
New Albertson’s, Inc.
4.750% due 06/27/2021	214	212
NGPL PipeCo LLC
6.750% due 09/15/2017	22	21
North American Lifting Holdings, Inc.
5.500% due 11/27/2020	124	113
Norwegian Cruise Line Holdings Ltd.
4.000% due 10/30/2021	50	50
Numericable U.S. LLC
4.500% due 05/21/2020	675	675
Onex York Acquisition Corp.
TBD% - 4.750% due 10/01/2021	100	100
Orion Engineered Carbons GmbH
5.000% due 07/25/2021	50	50
Ortho-Clinical Diagnostics, Inc.
4.750% due 06/30/2021	448	441
OSI Restaurant Partners LLC
3.500% due 10/26/2019	76	75
Packers Holdings LLC
TBD% due 12/02/2021	25	25
Par Pharmaceutical Companies, Inc.
4.000% due 09/30/2019	123	120
Party City Holdings, Inc.
4.000% - 5.250% due 07/27/2019	158	155
Performance Food Group Co.
6.250% due 11/14/2019	49	48
Petco Animal Supplies, Inc.
4.000% due 11/24/2017	343	339
Pharmaceutical Product Development LLC
4.000% due 12/05/2018	664	661
PharMEDium Healthcare Corp.
4.250% due 01/28/2021	71	69

7.750% due 01/28/2022	75	74
Pinnacle Entertainment, Inc.
3.750% due 08/13/2020	57	56
Pinnacle Foods Finance LLC
3.000% due 04/29/2020	78	76
Playa Resorts Holding BV
4.000% due 08/09/2019	49	49
Ply Gem Industries, Inc.
4.000% due 02/01/2021	124	122
Polarpak, Inc.
4.500% - 5.500% due 05/30/2020	58	58
Post Holdings, Inc.
3.750% due 06/02/2021	65	64
PRA Holdings, Inc.
4.500% due 09/23/2020	183	181
Prestige Brands, Inc.
4.500% due 09/03/2021	121	121
Realogy Corp.
3.750% due 03/05/2020	343	338
Reynolds Group Holdings, Inc.
4.000% due 12/01/2018	293	289
Roofing Supply Group LLC
5.000% due 05/31/2019	491	481
RPI Finance Trust
TBD% due 11/09/2020	225	225
Sabine Oil & Gas LLC
8.750% due 12/31/2018	350	285
Sage Products Holdings LLC
5.000% due 12/13/2019	371	370
9.250% due 06/13/2020	50	50
Salix Pharmaceuticals Ltd.
4.250% due 01/02/2020	238	235
SAM Finance Lux SARL
4.250% due 12/17/2020	183	183
Scientific Games International, Inc.
6.000% due 10/18/2020	209	207
Seadrill Partners Finco LLC
4.000% due 02/21/2021	386	302
Sensata Technologies BV
3.500% due 10/14/2021	100	100
Sequa Corp.
5.250% due 06/19/2017	344	336
Serta Simmons Holdings LLC
4.250% due 10/01/2019	237	234
SGMS Escrow Corp.
6.000% due 10/01/2021	100	99
Shield Finance Co. SARL
5.000% due 01/27/2021	174	173
Ship Midco Ltd.
4.750% due 11/29/2019	500	499
Signode Industrial Group US, Inc.
3.750% due 05/01/2021	61	59
Smart & Final Stores LLC
4.750% due 11/15/2019	165	164
Southcross Energy Partners LP
5.250% due 08/04/2021	75	70
Southcross Holdings Borrower LP
6.000% due 08/04/2021	100	89
Spirit Aerosystems, Inc.
3.250% due 09/15/2020	198	197
Station Casinos LLC
4.250% due 03/02/2020	287	282
STHI Holding Corp.
4.500% due 08/06/2021	50	50
Styrolution U.S. Holdings LLC
6.500% due 11/07/2019	50	49
Sun Products Corp.
5.500% due 03/23/2020	370	346
SunGard Data Systems, Inc.
4.000% due 03/08/2020	44	43
Surgery Center Holdings, Inc.
5.250% due 11/03/2020	75	73
Syniverse Holdings, Inc.
4.000% due 04/23/2019	391	380
Tallgrass Operations LLC
4.250% due 11/13/2018	206	201
Telesat Canada
3.500% due 03/28/2019	343	338
Texas Competitive Electric Holdings Co. LLC
3.750% due 05/05/2016	196	197
TI Group Automotive Systems LLC
4.250% due 07/02/2021	149	147
Tibco Software, Inc.
5.500% due 11/25/2015	100	100
6.500% due 11/04/2020	125	121

Trans Union LLC
4.000% due 04/09/2021	288	284
Tribune Co.
4.000% due 12/27/2020	401	396
Truven Health Analytics, Inc.
4.500% due 06/06/2019	226	220
U.S. Renal Care, Inc.
4.250% due 07/03/2019	320	316
United Surgical Partners International, Inc.
4.750% due 04/03/2019	261	259
Univision Communications, Inc.
4.000% due 03/01/2020	455	445
UPC Financing Partnership
3.250% due 06/30/2021	100	98
US Foods, Inc.
4.500% due 03/29/2019	148	147
USI, Inc.
TBD% due 12/27/2019	271	266
Valeant Pharmaceuticals International, Inc.
3.500% due 02/13/2019	41	40
3.500% due 08/05/2020	348	346
Vantiv LLC
3.750% due 06/13/2021	179	178
Walter Investment Management Corp.
4.750% due 12/19/2020	322	291
Weight Watchers International, Inc.
4.000% due 04/02/2020	158	123
Westmoreland Coal Co.
7.500% due 10/16/2020	225	221
Wilsonart LLC
4.000% due 10/31/2019	314	305
Windstream Corp.
3.005% - 3.500% due 01/23/2020	49	48
3.500% due 08/08/2019	173	171
WMG Acquisition Corp.
3.750% due 07/01/2020	195	188
WNA Holdings, Inc.
4.500% due 05/30/2020	39	38
WTG Holdings Corp.
4.750% due 01/15/2021	198	195
Zebra Technologies Corp.
4.750% due 10/27/2021	25	25
Zuffa LLC
3.750% due 02/25/2020	124	119

Total Bank Loan Obligations (Cost $47,259)		46,459

CORPORATE BONDS & NOTES 6.6%
BANKING & FINANCE 0.4%
AerCap Ireland Capital Ltd.
5.000% due 10/01/2021	50	52
E*TRADE Financial Corp.
5.375% due 11/15/2022	25	26
Genesis Energy LP
5.625% due 06/15/2024	25	23
Greystar Real Estate Partners LLC
8.250% due 12/01/2022	25	25
Navient Corp.
4.875% due 06/17/2019	100	100

		226

INDUSTRIALS 5.7%
ADT Corp.
4.125% due 06/15/2023	100	91
6.250% due 10/15/2021	100	103
AECOM Technology Corp.
5.750% due 10/15/2022	25	26
5.875% due 10/15/2024	25	26
Building Materials Corp. of America
5.375% due 11/15/2024	25	25
California Resources Corp.
5.000% due 01/15/2020	50	44
5.500% due 09/15/2021	50	43
6.000% due 11/15/2024	50	42
CCOH Safari LLC
5.750% due 12/01/2024	50	51
Chesapeake Energy Corp.
5.750% due 03/15/2023	175	181
CHS
5.125% due 08/01/2021	25	26
6.875% due 02/01/2022	50	53
Churchill Downs, Inc.
5.375% due 12/15/2021	25	25

CNH Industrial Capital LLC
3.625% due 04/15/2018		100	99
Crimson Merger Sub, Inc.
6.625% due 05/15/2022		25	23
Dometic Group AB (9.500% Cash or 10.250% PIK)
9.500% due 06/26/2019 (a)	EUR	100	117
Endo Finance LLC
5.750% due 01/15/2022		$75	75
Endo Finance LLC & Endo Finco, Inc.
5.375% due 01/15/2023		100	98
Graphic Packaging International, Inc.
4.875% due 11/15/2022		25	25
HD Supply, Inc.
5.250% due 12/15/2021		25	26
Huntsman International LLC
5.125% due 11/15/2022		25	25
iHeartCommunications, Inc.
9.000% due 09/15/2022		50	49
INEOS Group Holdings S.A.
5.750% due 02/15/2019	EUR	100	117
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$25	24
KLX, Inc.
5.875% due 12/01/2022		25	25
Lamar Media Corp.
5.375% due 01/15/2024		25	26
LIN Television Corp.
5.875% due 11/15/2022		15	15
Mallinckrodt International Finance S.A.
5.750% due 08/01/2022		75	77
MSCI, Inc.
5.250% due 11/15/2024		25	26
NCL Corp. Ltd.
5.250% due 11/15/2019		25	25
NCSG Crane & Heavy Haul Services
9.500% due 08/15/2019		40	34
Omnicare, Inc.
4.750% due 12/01/2022		25	25
Ply Gem Industries, Inc.
6.500% due 02/01/2022		50	47
Post Holdings, Inc.
6.000% due 12/15/2022		15	14
6.750% due 12/01/2021		25	24
Regency Energy Partners LP
5.875% due 03/01/2022		25	25
Salix Pharmaceuticals Ltd.
6.000% due 01/15/2021		25	26
Schaeffler Holding Finance BV (6.750% Cash or 6.750% PIK)
6.750% due 11/15/2022 (a)		200	210
Sinclair Television Group, Inc.
5.625% due 08/01/2024		25	24
Springs Industries, Inc.
6.250% due 06/01/2021		50	50
Steel Dynamics, Inc.
5.125% due 10/01/2021		25	25
SUPERVALU, Inc.
7.750% due 11/15/2022		25	25
T-Mobile USA, Inc.
6.000% due 03/01/2023		25	25
Tenet Healthcare Corp.
5.500% due 03/01/2019		75	77
Tesoro Logistics LP
6.250% due 10/15/2022		25	25
Twinkle Pizza PLC
6.625% due 08/01/2021	GBP	100	160
United Rentals North America, Inc.
7.625% due 04/15/2022		$116	128
Valeant Pharmaceuticals International
5.625% due 12/01/2021		25	25
Wise Metals Group LLC
8.750% due 12/15/2018		50	53
WPX Energy, Inc.
5.250% due 09/15/2024		20	19
WR Grace & Co-Conn
5.125% due 10/01/2021		25	26
Wynn Macau Ltd.
5.250% due 10/15/2021		200	189

			2,864

UTILITIES 0.5%
Dynegy Finance, Inc.
6.750% due 11/01/2019		40	41
7.625% due 11/01/2024		30	31

NRG Energy, Inc.
6.250% due 07/15/2022	100	103
Sprint Corp.
7.125% due 06/15/2024	75	70

		245

Total Corporate Bonds & Notes (Cost $3,409)		3,335

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (b) 0.9%		433

Total Short-Term Instruments (Cost $433)		433

Total Investments in Securities (Cost $51,101)		50,227

	SHARES
INVESTMENTS IN AFFILIATES 3.0%
SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short-Term Floating NAV Portfolio	1,483	15
PIMCO Short-Term Floating NAV Portfolio III	151,305	1,500

Total Short-Term Instruments (Cost $1,523)		1,515

Total Investments in Affiliates (Cost $1,523)		1,515

Total Investments 102.5% (Cost $52,624)		$51,742
Financial Derivative Instruments (c) 0.0% (Cost or Premiums, net $0)		10
Other Assets and Liabilities, net (2.5%)		(1,267)

Net Assets 100.0%		$50,485

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Payment in-kind bond security.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$433	Fannie Mae 2.260% due 10/17/2022	$(443)	$433	$433

Total Repurchase Agreements						$(443)	$433	$433

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Asset	Liability
GLM	02/2015	EUR	250	$312	$9	$0
MSB	02/2015	GBP	199	311	1	0

Total Forward Foreign Currency Contracts					$10	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Bank Loan Obligations	$0	$42,947	$3,512	$46,459
Corporate Bonds & Notes
Banking & Finance	0	226	0	226
Industrials	0	2,864	0	2,864
Utilities	0	245	0	245
Short-Term Instruments
Repurchase Agreements	0	433	0	433
	$0	$46,715	$3,512	$50,227

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,515	$0	$0	$1,515

Total Investments	$1,515	$46,715	$3,512	$51,742

Financial Derivative Instruments - Assets
Over the counter	$0	$10	$0	$10

Totals	$1,515	$46,725	$3,512	$51,752

There were no significant transfers between Level 1 and 2 during the period ended December 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2014 (1)
Investments in Securities, at Value
Bank Loan Obligations	$2,060	$100	$(781)	$0	$(2)	$(26)	$3,318	$(1,157)	$3,512	$(2)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bank Loan Obligations	$3,512	Third Party Vendor	Broker Quote	91.00 - 100.13

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.3%
CORPORATE BONDS & NOTES 67.5%
BANKING & FINANCE 45.4%
American Express Centurion Bank
0.875% due 11/13/2015	$1,800	$1,803
American Express Credit Corp.
1.340% due 06/12/2015	9,000	9,038
1.750% due 06/12/2015	6,100	6,135
Banco Santander Brasil S.A.
4.500% due 04/06/2015	5,000	5,043
Bank Nederlandse Gemeenten NV
0.246% due 11/30/2015	25,000	25,000
Bank of America Corp.
3.700% due 09/01/2015	1,900	1,934
5.000% due 01/15/2015	4,800	4,806
Bank of Montreal
2.850% due 06/09/2015	33,800	34,142
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015	1,460	1,475
Caterpillar Financial Services Corp.
0.700% due 11/06/2015	1,000	1,002
Citigroup, Inc.
4.700% due 05/29/2015	17,500	17,787
4.750% due 05/19/2015	4,000	4,060
6.010% due 01/15/2015	1,000	1,001
Credit Suisse
1.625% due 03/06/2015	9,000	9,020
3.500% due 03/23/2015	3,500	3,524
Dexia Credit Local S.A.
0.511% due 01/21/2016	5,000	5,006
0.533% due 11/13/2015	13,000	13,017
DNB Boligkreditt A/S
2.100% due 10/14/2016	1,500	1,518
Erste Abwicklungsanstalt
0.353% due 02/11/2016	40,000	40,023
Goldman Sachs Group, Inc.
3.300% due 05/03/2015	25,900	26,114
HSBC Finance Corp.
5.000% due 06/30/2015	5,980	6,102
Inter-American Development Bank
0.199% due 02/11/2016	60,000	60,025
JPMorgan Chase & Co.
3.700% due 01/20/2015	17,600	17,630
4.750% due 03/01/2015	6,194	6,230
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.361% due 09/14/2015	5,000	5,002
MetLife, Inc.
5.000% due 06/15/2015	1,500	1,529
Morgan Stanley
4.100% due 01/26/2015	31,700	31,763
PNC Funding Corp.
3.625% due 02/08/2015	3,300	3,310
Prudential Financial, Inc.
3.875% due 01/14/2015	7,000	7,008
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015	2,000	2,020
Standard Chartered PLC
3.850% due 04/27/2015	2,730	2,758
Toyota Motor Credit Corp.
0.388% due 03/10/2015	3,700	3,701
0.393% due 09/18/2015	2,800	2,803
UBS AG
1.875% due 01/23/2015	3,000	3,002

		364,331

INDUSTRIALS 17.0%
AbbVie, Inc.
0.992% due 11/06/2015	4,000	4,013
Comcast Corp.
5.850% due 11/15/2015	1,000	1,046
Covidien International Finance S.A.
1.350% due 05/29/2015	3,000	3,009
CSX Corp.
6.250% due 04/01/2015	1,000	1,014

Daimler Finance North America LLC
0.831% due 01/09/2015	1,000	1,000
1.650% due 04/10/2015	8,750	8,770
2.300% due 01/09/2015	6,510	6,512
Discovery Communications LLC
3.700% due 06/01/2015	9,500	9,610
Express Scripts Holding Co.
2.100% due 02/12/2015	12,500	12,516
FBG Finance Pty. Ltd.
5.125% due 06/15/2015	2,000	2,040
General Electric Co.
0.850% due 10/09/2015	3,000	3,009
Hewlett-Packard Co.
2.125% due 09/13/2015	1,000	1,008
Kraft Foods Group, Inc.
1.625% due 06/04/2015	4,969	4,991
Petrobras International Finance Co. S.A.
2.875% due 02/06/2015	4,000	3,984
Phillips 66
1.950% due 03/05/2015	11,799	11,830
Rogers Communications, Inc.
6.750% due 03/15/2015	6,527	6,603
Teva Pharmaceutical Finance BV
3.000% due 06/15/2015	3,600	3,635
Thermo Fisher Scientific, Inc.
3.200% due 05/01/2015	4,673	4,712
5.000% due 06/01/2015	1,215	1,236
Time Warner, Inc.
3.150% due 07/15/2015	12,000	12,170
Volkswagen Group of America Finance LLC
0.403% due 11/23/2015	10,000	10,004
Volkswagen International Finance NV
1.625% due 03/22/2015	17,000	17,035
Walgreens Boots Alliance, Inc.
1.000% due 03/13/2015	6,971	6,978

		136,725

UTILITIES 5.1%
BP Capital Markets PLC
3.125% due 10/01/2015	13,000	13,237
British Telecommunications PLC
2.000% due 06/22/2015	10,765	10,831
Duke Energy Corp.
3.350% due 04/01/2015	3,000	3,020
Southern California Edison Co.
4.650% due 04/01/2015	3,000	3,030
TECO Finance, Inc.
6.750% due 05/01/2015	2,000	2,038
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015	1,500	1,504
Verizon Communications, Inc.
0.435% due 03/06/2015	1,000	1,000
0.700% due 11/02/2015	5,977	5,976

		40,636

Total Corporate Bonds & Notes (Cost $541,890)		541,692

MUNICIPAL BONDS & NOTES 0.1%
TEXAS 0.1%
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2015	835	860

Total Municipal Bonds & Notes (Cost $859)		860

ASSET-BACKED SECURITIES 0.7%
Nissan Auto Lease Trust
0.431% due 01/15/2016	1,532	1,532

Nissan Auto Receivables Owner Trust
0.730% due 05/16/2016	3,747	3,749

Total Asset-Backed Securities (Cost $5,283)		5,281

SOVEREIGN ISSUES 0.5%
Brazil Government International Bond
7.875% due 03/07/2015	4,150	4,202

Total Sovereign Issues (Cost $4,203)		4,202

SHORT-TERM INSTRUMENTS 29.5%
CERTIFICATES OF DEPOSIT 11.8%
Banco do Brasil S.A.
1.211% due 06/29/2015	3,000	3,001
Barclays Bank PLC
0.535% due 05/01/2015	30,000	29,999
Credit Agricole Corporate and Investment Bank
0.525% due 07/02/2015	40,000	40,000
Credit Suisse
0.553% due 08/24/2015	15,900	15,905
Itau Unibanco Holding S.A.
1.195% due 06/26/2015	5,650	5,650

		94,555

COMMERCIAL PAPER 14.2%
AXA Financial, Inc.
0.460% due 06/10/2015	10,200	10,183
0.560% due 06/10/2015	1,700	1,697
ENI Finance USA, Inc.
0.632% due 02/17/2015	16,400	16,404
0.720% due 09/24/2015	5,000	4,982
Ford Motor Credit Co.
0.680% due 04/06/2015	3,200	3,196
0.680% due 04/20/2015	5,000	4,992
0.720% due 03/03/2015	9,000	8,992
0.760% due 01/05/2015	5,000	5,000
Macquarie Bank Ltd.
0.529% due 04/10/2015	10,000	10,001
0.542% due 05/01/2015	5,300	5,300
Tesco Treasury Services PLC
1.024% due 08/17/2015	12,000	11,790
1.024% due 08/18/2015	2,000	1,965
Vodafone Group PLC
0.485% due 06/01/2015	10,000	9,984
0.600% due 06/29/2015	20,000	19,958

		114,444

REPURCHASE AGREEMENTS (a) 1.5%		12,177

SHORT-TERM NOTES 2.0%
Fosse Master Issuer PLC
0.282% due 04/18/2015	16,000	15,996

Total Short-Term Instruments (Cost $237,291)		237,172

Total Investments in Securities (Cost $789,526)		789,207

Total Investments 98.3% (Cost $789,526)		$789,207
Other Assets and Liabilities, net 1.7%		13,633

Net Assets 100.0%		$802,840

Notes to Schedule of Investments (amounts in thousands):

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.230%	05/21/2013	12/17/2015	$7,501	Citigroup, Inc. 4.450% due 01/10/2017	$(7,605)	$7,501	$7,523
SSB	0.000%	12/31/2014	01/02/2015	4,676	Fannie Mae 2.260% due 10/17/2022	(4,774)	4,676	4,676
Total Repurchase Agreements						$(12,379)	$12,177	$12,199

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$364,331	$0	$364,331
Industrials	0	136,725	0	136,725
Utilities	0	40,636	0	40,636
Municipal Bonds & Notes
Texas	0	860	0	860
Asset-Backed Securities	0	5,281	0	5,281
Sovereign Issues	0	4,202	0	4,202
Short-Term Instruments
Certificates of Deposit	0	94,555	0	94,555
Commercial Paper	0	114,444	0	114,444
Repurchase Agreements	0	12,177	0	12,177
Short-Term Notes	0	15,996	0	15,996

Total Investments	$0	$789,207	$0	$789,207

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio II

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.6%
CORPORATE BONDS & NOTES 36.6%
BANKING & FINANCE 27.5%
American Express Centurion Bank
0.875% due 11/13/2015	$1,800	$1,803
American Express Credit Corp.
0.743% due 07/29/2016	475	477
1.340% due 06/12/2015	11,500	11,548
1.750% due 06/12/2015	7,300	7,341
2.750% due 09/15/2015	1,400	1,422
American Honda Finance Corp.
1.000% due 08/11/2015	400	402
Asian Development Bank
0.170% due 05/29/2015	3,390	3,390
Bank Nederlandse Gemeenten NV
0.246% due 11/30/2015	25,000	25,000
0.282% due 05/07/2015	27,000	27,004
1.375% due 03/23/2015	13,200	13,231
3.125% due 01/12/2015	4,500	4,502
Bank of America Corp.
3.625% due 03/17/2016	100	103
4.500% due 04/01/2015	18,025	18,196
5.000% due 01/15/2015	14,425	14,442
Bank of Montreal
0.709% due 09/11/2015	2,500	2,507
2.850% due 06/09/2015	44,800	45,253
Bank of Nova Scotia
1.050% due 03/20/2015	26,310	26,347
1.650% due 10/29/2015	10,000	10,089
2.050% due 10/07/2015	700	708
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.450% due 09/11/2015	700	707
Barclays Bank PLC
2.500% due 09/21/2015	500	507
Berkshire Hathaway Finance Corp.
4.850% due 01/15/2015	3,403	3,407
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015	40,500	40,918
Citigroup, Inc.
1.045% due 04/01/2016	300	301
2.250% due 08/07/2015	500	504
2.650% due 03/02/2015	16,022	16,070
4.700% due 05/29/2015	3,225	3,278
4.750% due 05/19/2015	7,100	7,206
4.875% due 05/07/2015	2,000	2,027
6.010% due 01/15/2015	14,131	14,151
Commonwealth Bank of Australia
3.500% due 03/19/2015	1,400	1,409
Credit Suisse
0.539% due 03/11/2016	30,000	29,997
1.625% due 03/06/2015	36,450	36,532
3.500% due 03/23/2015	3,500	3,524
Dexia Credit Local S.A.
0.511% due 01/21/2016	10,500	10,514
0.528% due 01/17/2016	3,000	3,004
0.533% due 11/13/2015	8,500	8,511
DNB Boligkreditt A/S
2.100% due 10/14/2016	1,500	1,518
Erste Abwicklungsanstalt
0.353% due 02/11/2016	25,000	25,015
0.533% due 01/29/2016	14,200	14,242
0.991% due 03/13/2015	31,600	31,644
FMS Wertmanagement AoeR
0.243% due 01/28/2016	10,000	9,999
0.350% due 01/26/2015	10,000	10,001
0.481% due 06/30/2015	51,200	51,264
0.484% due 09/01/2015	5,000	5,008
Ford Motor Credit Co. LLC
2.500% due 01/15/2016	1,300	1,315
2.750% due 05/15/2015	25,643	25,818
3.875% due 01/15/2015	33,702	33,728
5.625% due 09/15/2015	6,100	6,296
7.000% due 04/15/2015	3,670	3,734
12.000% due 05/15/2015	8,450	8,785
General Electric Capital Corp.
0.907% due 09/30/2015	2,437	2,444

1.000% due 08/11/2015	3,000	3,013
5.000% due 01/08/2016	6,600	6,879
Goldman Sachs Group, Inc.
0.632% due 07/22/2015	3,000	3,000
0.730% due 01/12/2015	9,825	9,825
3.300% due 05/03/2015	85,305	86,009
3.700% due 08/01/2015	3,500	3,557
5.125% due 01/15/2015	26,875	26,910
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015	3,000	3,009
HSBC Finance Corp.
5.000% due 06/30/2015	1,982	2,022
5.250% due 04/15/2015	3,726	3,775
HSBC USA, Inc.
2.375% due 02/13/2015	1,300	1,303
ING Bank NV
0.596% due 01/04/2016	12,800	12,799
Inter-American Development Bank
0.067% due 06/30/2015	10,000	9,989
0.184% due 10/23/2015	39,300	39,310
0.199% due 02/11/2016	103,000	103,044
0.230% due 06/12/2015	20,000	19,999
International Bank for Reconstruction & Development
0.157% due 08/07/2015	10,000	10,005
0.161% due 09/14/2015	35,000	35,006
0.300% due 10/09/2015	15,000	14,997
John Deere Capital Corp.
0.700% due 09/04/2015	1,050	1,053
JPMorgan Chase & Co.
0.681% due 04/23/2015	20,700	20,709
0.891% due 10/15/2015	1,000	1,003
1.875% due 03/20/2015	21,916	21,983
3.400% due 06/24/2015	11,964	12,121
3.700% due 01/20/2015	28,607	28,655
4.750% due 03/01/2015	10,000	10,058
KFW
0.179% due 10/30/2015	20,000	20,002
0.181% due 07/14/2015	29,800	29,779
0.214% due 01/23/2015	7,000	7,000
0.218% due 07/09/2015	43,000	43,010
Kookmin Bank
0.710% due 09/14/2015	5,000	5,000
1.375% due 01/15/2016	4,000	4,017
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.361% due 09/14/2015	7,000	7,003
Landwirtschaftliche Rentenbank
3.125% due 07/15/2015	4,000	4,059
Lloyds Bank PLC
4.375% due 01/12/2015	520	520
MetLife, Inc.
5.000% due 06/15/2015	3,000	3,058
Morgan Stanley
0.982% due 02/19/2015	2,000	2,001
4.000% due 07/24/2015	1,900	1,936
4.100% due 01/26/2015	34,700	34,769
6.000% due 04/28/2015	45,076	45,811
National Australia Bank Ltd.
1.600% due 08/07/2015	200	201
Nationwide Building Society
4.650% due 02/25/2015	5,000	5,028
Nederlandse Waterschapsbank NV
0.283% due 03/17/2015	15,000	15,000
0.322% due 11/04/2015	5,000	5,004
0.513% due 05/23/2015	20,800	20,823
Nomura Holdings, Inc.
5.000% due 03/04/2015	4,000	4,029
Norddeutsche Landesbank Girozentrale
0.875% due 10/16/2015	3,000	3,006
Nordea Bank AB
2.250% due 03/20/2015	3,200	3,213
Oesterreichische Kontrollbank AG
0.364% due 02/26/2016	2,000	2,002
4.500% due 03/09/2015	8,992	9,059
PNC Funding Corp.
3.625% due 02/08/2015	2,900	2,909
Prudential Financial, Inc.
3.875% due 01/14/2015	7,285	7,294
4.750% due 06/13/2015	2,038	2,072
Regions Financial Corp.
5.750% due 06/15/2015	4,600	4,696
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015	2,000	2,020
Royal Bank of Scotland PLC
4.875% due 03/16/2015	7,000	7,054
Standard Chartered PLC
3.850% due 04/27/2015	6,098	6,159

Stone Street Trust
5.902% due 12/15/2015	4,500	4,685
Svensk Exportkredit AB
0.281% due 01/05/2015	1,300	1,300
0.712% due 08/06/2015	4,160	4,172
0.886% due 03/09/2015	1,000	1,002
Svenska Handelsbanken AB
0.697% due 03/21/2016	3,300	3,312
Temasek Financial Ltd.
4.500% due 09/21/2015	2,000	2,056
Toronto-Dominion Bank
2.200% due 07/29/2015	13,750	13,886
Toyota Motor Credit Corp.
0.388% due 03/10/2015	4,100	4,101
UBS AG
1.875% due 01/23/2015	4,546	4,549
Wachovia Corp.
0.573% due 10/28/2015	7,464	7,464

		1,471,237

INDUSTRIALS 6.3%
AbbVie, Inc.
0.992% due 11/06/2015	4,600	4,615
Altria Group, Inc.
4.125% due 09/11/2015	3,400	3,478
Anheuser-Busch Cos. LLC
5.000% due 01/15/2015	1,500	1,503
Baxter International, Inc.
4.625% due 03/15/2015	1,400	1,412
Burlington Northern Santa Fe LLC
4.875% due 01/15/2015	3,440	3,444
Canadian Natural Resources Ltd.
0.632% due 03/30/2016	1,500	1,498
Comcast Corp.
5.850% due 11/15/2015	1,000	1,046
Covidien International Finance S.A.
1.350% due 05/29/2015	3,000	3,009
2.800% due 06/15/2015	9,005	9,091
CSX Corp.
6.250% due 04/01/2015	1,000	1,014
Daimler Finance North America LLC
0.831% due 01/09/2015	2,000	2,000
1.300% due 07/31/2015	24,820	24,927
1.650% due 04/10/2015	10,000	10,023
2.300% due 01/09/2015	9,275	9,278
Devon Energy Corp.
0.691% due 12/15/2015	10,000	10,007
Diageo Finance BV
3.250% due 01/15/2015	1,700	1,701
Discovery Communications LLC
3.700% due 06/01/2015	30,420	30,771
Enterprise Products Operating LLC
3.700% due 06/01/2015	793	802
5.000% due 03/01/2015	600	604
Express Scripts Holding Co.
2.100% due 02/12/2015	7,040	7,049
FBG Finance Pty. Ltd.
5.125% due 06/15/2015	2,000	2,040
General Electric Co.
0.850% due 10/09/2015	1,500	1,504
Hewlett-Packard Co.
2.125% due 09/13/2015	6,300	6,351
2.350% due 03/15/2015	1,000	1,003
Honeywell International, Inc.
0.282% due 11/17/2015	2,400	2,401
Hyundai Capital America
1.625% due 10/02/2015	300	301
Kraft Foods Group, Inc.
1.625% due 06/04/2015	10,830	10,878
Maytag Corp.
5.000% due 05/15/2015	4,000	4,056
McKesson Corp.
0.638% due 09/10/2015	2,000	2,001
Nabisco, Inc.
7.550% due 06/15/2015	1,725	1,767
NBCUniversal Media LLC
3.650% due 04/30/2015	6,000	6,062
Network Rail Infrastructure Finance PLC
0.625% due 06/22/2015	2,500	2,503
Nissan Motor Acceptance Corp.
4.500% due 01/30/2015	2,000	2,006
Phillips 66
1.950% due 03/05/2015	14,890	14,929

Rogers Communications, Inc.
6.750% due 03/15/2015	1,837	1,858
SABMiller Holdings, Inc.
1.850% due 01/15/2015	32,775	32,788
Telefonica Emisiones S.A.U.
3.729% due 04/27/2015	6,100	6,154
Teva Pharmaceutical Finance BV
3.000% due 06/15/2015	6,853	6,919
Thermo Fisher Scientific, Inc.
3.200% due 05/01/2015	1,025	1,034
Time Warner, Inc.
3.150% due 07/15/2015	24,176	24,519
Tyco Electronics Group S.A.
1.600% due 02/03/2015	10,000	10,000
Viacom, Inc.
1.250% due 02/27/2015	1,100	1,101
Volkswagen Group of America Finance LLC
0.403% due 11/23/2015	10,000	10,004
Volkswagen International Finance NV
0.562% due 11/18/2015	300	301
1.625% due 03/22/2015	42,991	43,081
Walgreens Boots Alliance, Inc.
1.000% due 03/13/2015	4,500	4,505
Williams Partners LP
3.800% due 02/15/2015	6,385	6,403
Xerox Corp.
4.250% due 02/15/2015	4,750	4,769

		338,510

UTILITIES 2.8%
BP Capital Markets PLC
3.125% due 10/01/2015	27,798	28,305
British Telecommunications PLC
2.000% due 06/22/2015	9,850	9,911
Duke Energy Corp.
3.350% due 04/01/2015	3,000	3,019
Entergy Corp.
3.625% due 09/15/2015	4,000	4,058
Korea Electric Power Corp.
3.000% due 10/05/2015	15,000	15,235
Plains All American Pipeline LP
3.950% due 09/15/2015	1,013	1,034
Southern California Edison Co.
4.650% due 04/01/2015	3,805	3,843
Verizon Communications, Inc.
0.435% due 03/06/2015	1,500	1,500
0.700% due 11/02/2015	15,580	15,578
1.771% due 09/15/2016	68,288	69,555

		152,038

Total Corporate Bonds & Notes (Cost $1,962,667)		1,961,785

MUNICIPAL BONDS & NOTES 0.0%
NEW YORK 0.0%
New York City, New York General Obligation Bonds, Series 2005
4.650% due 06/01/2015	1,500	1,526

VIRGINIA 0.0%
Fairfax County, Virginia Redevelopment & Housing Authority Revenue Notes, Series 2013
0.660% due 03/01/2015	100	100

Total Municipal Bonds & Notes (Cost $1,627)		1,626

U.S. GOVERNMENT AGENCIES 23.2%
Fannie Mae
0.450% due 08/24/2015	20,000	20,046
0.500% due 10/22/2015	1,400	1,403
2.000% due 09/21/2015 - 09/28/2015	3,467	3,512
Federal Farm Credit Bank
0.132% due 03/18/2016	125,000	125,048
0.135% due 04/21/2016	10,000	10,003
0.139% due 09/11/2015	35,000	35,010
0.140% due 01/25/2016	13,500	13,506
0.141% due 03/19/2015	15,000	15,001
0.150% due 10/26/2015	100,000	100,035
0.177% due 04/06/2016	124,000	124,123
0.190% due 09/22/2015	1,830	1,832
0.250% due 01/26/2015 - 07/29/2016	10,500	10,508
0.270% due 03/04/2015 - 06/20/2016	14,900	14,905
0.280% due 03/24/2015 - 09/19/2016	23,900	23,934
0.380% due 04/11/2016	97,300	97,586

Federal Home Loan Bank
0.126% due 10/09/2015	125,000	125,033
0.127% due 08/10/2015	60,000	60,020
0.200% due 09/14/2015 - 10/27/2015	190,000	189,856
0.220% due 10/07/2015	115,000	115,102
0.500% due 06/12/2015	1,000	1,001
Freddie Mac
0.141% due 10/16/2015	140,000	140,113
0.300% due 07/08/2015	6,766	6,768
0.500% due 08/28/2015	5,000	5,009

Total U.S. Government Agencies (Cost $1,239,017)		1,239,354

ASSET-BACKED SECURITIES 0.2%
Nissan Auto Lease Trust
0.431% due 01/15/2016	1,532	1,532
Nissan Auto Receivables Owner Trust
0.730% due 05/16/2016	7,844	7,849

Total Asset-Backed Securities (Cost $9,384)		9,381

SOVEREIGN ISSUES 7.1%
Development Bank of Japan, Inc.
0.428% due 04/17/2015	36,800	36,815
0.563% due 02/25/2015	1,000	1,000
4.250% due 06/09/2015	2,000	2,033
Export Development Canada
0.210% due 06/03/2015	30,000	29,998
Export-Import Bank of Korea
2.047% due 03/21/2015	10,000	10,026
Japan Bank for International Cooperation
1.875% due 09/24/2015	5,000	5,052
2.875% due 02/02/2015	43,460	43,540
Kommunalbanken A/S
0.254% due 01/26/2015	5,000	5,000
0.455% due 04/01/2015	5,000	5,002
1.000% due 02/09/2015	2,500	2,502
2.750% due 05/05/2015	10,700	10,788
Kommunekredit
0.297% due 09/21/2015	25,000	25,000
Kommuninvest Sverige AB
0.275% due 03/26/2015	15,950	15,951
Province of Ontario
0.283% due 08/13/2015	3,000	3,000
0.405% due 04/01/2015	50,000	50,018
0.950% due 05/26/2015	67,271	67,444
2.700% due 06/16/2015	30,000	30,320
Province of Quebec
4.600% due 05/26/2015	10,000	10,167
State of North Rhine-Westphalia
0.365% due 03/06/2015	21,800	21,804
1.500% due 01/13/2015	3,700	3,701

Total Sovereign Issues (Cost $379,219)		379,161

SHORT-TERM INSTRUMENTS 32.5%
CERTIFICATES OF DEPOSIT 3.7%
Bank of Nova Scotia
0.375% due 10/02/2015	48,000	48,002
Barclays Bank PLC
0.535% due 05/01/2015	30,000	29,999
Credit Agricole Corporate and Investment Bank
0.525% due 07/02/2015	41,000	41,000
Credit Suisse
0.440% due 01/12/2015	6,100	6,100
0.469% due 04/10/2015	40,000	40,000
0.473% due 03/17/2015	6,200	6,200
0.553% due 08/24/2015	15,900	15,905
0.645% due 12/07/2015	10,000	10,008
Kookmin Bank
0.782% due 05/04/2015	2,500	2,504

		199,718

COMMERCIAL PAPER 8.8%
AXA Financial, Inc.
0.460% due 06/01/2015	1,800	1,797
0.560% due 06/10/2015	1,800	1,797
Canadian Natural Resource
0.450% due 01/14/2015	8,900	8,899
0.450% due 01/15/2015	8,900	8,899
ConAgra Foods, Inc.
1.014% due 01/05/2015	10,000	9,999

Dominion Resource
0.450% due 01/13/2015	15,000	14,998
Duke Energy Corp.
0.400% due 01/16/2015	15,000	14,998
Edison International
0.340% due 01/12/2015	7,800	7,799
0.350% due 01/12/2015	2,000	2,000
ENI Finance USA, Inc.
0.450% due 01/26/2015	20,000	19,994
0.632% due 02/17/2015	16,400	16,404
0.720% due 09/24/2015	5,000	4,982
Ford Motor Credit Co.
0.680% due 04/06/2015	4,000	3,994
0.680% due 04/20/2015	5,000	4,992
Glencore Funding LLC
0.440% due 01/20/2015	15,000	14,997
0.440% due 01/21/2015	15,000	14,997
Hitachi Capital America Corp.
1.014% due 01/05/2015	10,000	9,999
Kinder Morgan, Inc.
1.300% due 01/05/2015	40,000	39,996
Macquarie Bank Ltd.
0.433% due 05/14/2015	5,000	5,000
0.529% due 04/10/2015	26,000	26,001
0.542% due 05/01/2015	3,600	3,600
0.542% due 05/06/2015	18,000	18,001
NiSource Finance Corp.
0.890% due 01/21/2015	10,000	9,995
Nissan Motor Acceptance Corp.
0.390% due 01/30/2015	9,000	8,997
ONEOK Partners LP
0.430% due 01/06/2015	6,800	6,800
0.430% due 01/07/2015	6,800	6,800
0.430% due 01/08/2015	6,800	6,800
0.450% due 01/13/2015	15,000	14,998
0.450% due 01/15/2015	12,500	12,498
Plains All American Pipeline LP
0.400% due 01/05/2015	30,000	29,999
0.430% due 01/05/2015	17,800	17,799
0.450% due 01/14/2015	18,000	17,997
Tesco Treasury Services PLC
1.024% due 08/17/2015	13,300	13,067
1.024% due 08/18/2015	2,000	1,965
Vodafone Group PLC
0.485% due 06/01/2015	10,000	9,984
0.600% due 06/29/2015	25,000	24,947
Williams Partners LP
1.300% due 01/05/2015	35,000	34,996

		471,785

REPURCHASE AGREEMENTS (a) 12.5%		667,786

SHORT-TERM NOTES 7.5%
Federal Farm Credit Bank
0.130% due 06/17/2015	6,000	5,999
Federal Home Loan Bank
0.090% due 03/03/2015	13,700	13,699
0.100% due 03/10/2015	206,700	206,683
0.113% due 02/25/2015	98,000	97,999
0.120% due 05/27/2015	5,300	5,299
0.125% due 05/21/2015 - 06/19/2015	27,150	27,149
0.190% due 09/08/2015	15,000	14,996
0.200% due 09/15/2015	15,000	15,000
Fosse Master Issuer PLC
0.282% due 04/18/2015	16,000	15,996
Southern California Edison Co.
0.264% due 01/26/2015	695	695

		403,515

Total Short-Term Instruments (Cost $1,742,929)		1,742,804

Total Investments in Securities (Cost $5,334,843)		5,334,111

Total Investments 99.6% (Cost $5,334,843)		$5,334,111
Other Assets and Liabilities, net 0.4%		23,472

Net Assets 100.0%		$5,357,583

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.170%	12/31/2014	01/05/2015	$6,900	U.S. Treasury Bonds 3.375% due 05/15/2044	$(7,073)	$6,900	$6,900
BSN	0.150%	12/31/2014	01/02/2015	74,300	U.S. Treasury Notes 2.125% due 09/30/2021	(75,786)	74,300	74,301
IND	0.140%	12/31/2014	01/02/2015	100,000	U.S. Treasury Notes 2.250% due 01/31/2015	(101,992)	100,000	100,001
MSC	0.150%	12/31/2014	01/02/2015	41,600	U.S. Treasury Bonds 3.750% due 11/15/2043	(42,498)	41,600	41,600
NXN	0.150%	12/31/2014	01/02/2015	250,000	U.S. Treasury Inflation Protected Securities 2.375% - 3.625% due 01/15/2027 - 04/15/2028	(255,227)	250,000	250,002
RBC	0.150%	12/31/2014	01/02/2015	191,200	U.S. Treasury Bills 1.625% due 12/31/2019	(93,168)	191,200	191,202
					U.S. Treasury Bonds 2.750% due 11/15/2042	(102,294)
SSB	0.000%	12/31/2014	01/02/2015	3,786	Fannie Mae 2.260% due 10/17/2022	(3,863)	3,786	3,786

Total Repurchase Agreements						$(681,901)	$667,786	$667,792

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,471,237	$0	$1,471,237
Industrials	0	338,510	0	338,510
Utilities	0	152,038	0	152,038
Municipal Bonds & Notes
New York	0	1,526	0	1,526
Virginia	0	100	0	100
U.S. Government Agencies	0	1,239,354	0	1,239,354
Asset-Backed Securities	0	9,381	0	9,381
Sovereign Issues	0	379,161	0	379,161
Short-Term Instruments
Certificates of Deposit	0	199,718	0	199,718
Commercial Paper	0	471,785	0	471,785
Repurchase Agreements	0	667,786	0	667,786
Short-Term Notes	0	403,515	0	403,515

Total Investments	$0	$5,334,111	$0	$5,334,111

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio III

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0%
CORPORATE BONDS & NOTES 34.2%
BANKING & FINANCE 27.6%
Aegon NV
4.625% due 12/01/2015		$958	$992
American Express Centurion Bank
0.683% due 11/13/2015		102,650	102,853
0.875% due 11/13/2015		300	301
American Express Credit Corp.
0.743% due 07/29/2016		31,025	31,153
1.340% due 06/12/2015		34,005	34,148
1.750% due 06/12/2015		123,296	123,996
2.750% due 09/15/2015		5,500	5,586
American Honda Finance Corp.
0.609% due 05/26/2016		18,100	18,141
1.000% due 08/11/2015		54,443	54,659
2.500% due 09/21/2015		2,250	2,284
2.600% due 09/20/2016		1,100	1,133
American International Group, Inc.
2.375% due 08/24/2015		30,365	30,619
5.050% due 10/01/2015		1,450	1,494
Asian Development Bank
0.170% due 05/29/2015		7,500	7,500
0.171% due 05/13/2016		14,700	14,701
Australia & New Zealand Banking Group Ltd.
3.700% due 01/13/2015		400	400
Banco de Sabadell S.A.
3.500% due 01/19/2016	EUR	57,000	71,238
Banco do Brasil S.A.
4.500% due 01/22/2015		$5,200	5,203
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		6,500	6,598
Banco Santander Brasil S.A.
4.500% due 04/06/2015		28,820	29,066
Bank Nederlandse Gemeenten NV
0.246% due 11/30/2015		225,000	225,001
0.401% due 07/18/2016		19,446	19,479
1.750% due 10/06/2015		3,000	3,031
2.750% due 07/01/2015		7,200	7,284
Bank of America Corp.
1.500% due 10/09/2015		1,300	1,306
3.700% due 09/01/2015		5,000	5,089
4.500% due 04/01/2015		301,679	304,543
4.750% due 08/01/2015		7,000	7,159
5.000% due 01/15/2015		24,413	24,441
Bank of Montreal
0.709% due 09/11/2015		14,600	14,643
2.625% due 01/25/2017		39,200	40,053
2.850% due 06/09/2015		308,000	311,112
Bank of New York Mellon Corp.
0.465% due 03/04/2016		6,000	6,002
Bank of Nova Scotia
0.950% due 03/15/2016		1,500	1,502
1.050% due 03/20/2015		267,465	267,844
1.650% due 10/29/2015		402,300	405,869
1.850% due 01/12/2015		21,415	21,420
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.684% due 02/26/2016		19,040	19,063
Barclays Bank PLC
4.750% due 02/23/2015		2,000	2,012
BBVA Bancomer S.A.
4.500% due 03/10/2016		8,950	9,264
Bear Stearns Cos. LLC
5.300% due 10/30/2015		11,400	11,822
BPCE S.A.
0.731% due 07/15/2015		7,300	7,312
1.484% due 04/25/2016		38,037	38,469
Caisse Centrale Desjardins
0.513% due 10/29/2015		11,685	11,690
2.550% due 03/24/2016		24,900	25,453
Canadian Credit Card Trust
3.444% due 07/24/2015	CAD	65,000	56,591
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015		$197,107	199,140
2.750% due 01/27/2016		8,000	8,171

CARDS Trust
3.096% due 09/15/2015	CAD	50,000	43,529
Citigroup, Inc.
1.045% due 04/01/2016		$2,700	2,710
2.250% due 08/07/2015		36,740	37,063
2.650% due 03/02/2015		120,916	121,280
4.700% due 05/29/2015		26,800	27,239
4.750% due 05/19/2015		83,813	85,061
4.875% due 05/07/2015		6,604	6,693
6.010% due 01/15/2015		76,894	77,004
Credit Agricole S.A.
3.500% due 04/13/2015		52,984	53,391
Credit Suisse
0.539% due 03/11/2016		106,000	105,989
1.625% due 03/06/2015		125,002	125,283
3.500% due 03/23/2015		60,000	60,411
Danske Bank A/S
3.750% due 04/01/2015		4,600	4,630
Dexia Credit Local S.A.
0.511% due 01/21/2016		138,000	138,178
0.528% due 01/17/2016		70,300	70,404
0.533% due 11/13/2015		96,065	96,190
0.612% due 11/07/2016		6,600	6,626
DNB Boligkreditt A/S
2.100% due 10/14/2016		366,161	370,571
2.900% due 03/29/2017		30,300	31,112
Erste Abwicklungsanstalt
0.353% due 02/11/2016		27,600	27,616
0.435% due 06/07/2016		389,000	389,875
0.533% due 01/29/2016		330,800	331,786
0.991% due 03/13/2015		232,800	233,122
FMS Wertmanagement AoeR
0.243% due 01/28/2016		39,000	38,996
0.247% due 08/06/2015		25,000	25,012
0.350% due 01/26/2015		55,000	55,007
0.484% due 09/01/2015		33,600	33,652
Ford Motor Credit Co. LLC
1.482% due 05/09/2016		25,345	25,574
1.700% due 05/09/2016		24,090	24,188
2.500% due 01/15/2016		26,570	26,878
2.750% due 05/15/2015		252,859	254,588
3.875% due 01/15/2015		237,357	237,539
3.984% due 06/15/2016		19,637	20,344
4.207% due 04/15/2016		6,058	6,274
5.625% due 09/15/2015		84,531	87,247
7.000% due 04/15/2015		139,210	141,622
12.000% due 05/15/2015		132,882	138,143
General Electric Capital Corp.
0.833% due 01/08/2016		14,500	14,558
0.839% due 12/11/2015		16,432	16,511
1.000% due 08/11/2015		29,345	29,472
1.000% due 01/08/2016		6,900	6,928
1.625% due 07/02/2015		12,926	13,010
2.250% due 11/09/2015		32,590	33,048
5.000% due 01/08/2016		600	625
Golden Credit Card Trust
3.824% due 05/15/2015	CAD	35,000	30,403
Goldman Sachs Group, Inc.
0.632% due 07/22/2015		$59,655	59,654
0.730% due 01/12/2015		114,952	114,955
1.600% due 11/23/2015		670	674
3.300% due 05/03/2015		374,968	378,063
3.625% due 02/07/2016		18,300	18,785
3.700% due 08/01/2015		331,612	337,042
5.125% due 01/15/2015		501,125	501,774
Hana Bank
4.500% due 10/30/2015		1,500	1,542
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015		17,080	17,131
HSBC Finance Corp.
0.664% due 06/01/2016		4,300	4,292
5.000% due 06/30/2015		48,022	49,000
5.250% due 04/15/2015		59,250	60,033
HSBC USA, Inc.
2.375% due 02/13/2015		1,300	1,303
Industrial Bank of Korea
4.375% due 08/04/2015		2,700	2,758
ING Bank NV
0.596% due 01/04/2016		142,750	142,736
1.895% due 09/25/2015		2,600	2,627
2.000% due 09/25/2015		600	605
Inter-American Development Bank
0.081% due 01/15/2015		10,000	10,000
0.184% due 10/23/2015		178,000	178,046
0.199% due 02/11/2016		26,100	26,111

International Bank for Reconstruction & Development
0.000% due 02/15/2015		121	121
0.300% due 10/09/2015		100,000	99,977
John Deere Capital Corp.
0.700% due 09/04/2015		15,300	15,347
0.750% due 01/22/2016		800	800
JPMorgan Chase & Co.
0.681% due 04/23/2015		180,260	180,335
0.854% due 02/26/2016		74,425	74,594
0.891% due 10/15/2015		158,249	158,725
1.100% due 10/15/2015		14,300	14,330
1.297% due 03/20/2015		5,300	5,309
1.875% due 03/20/2015		145,225	145,670
3.400% due 06/24/2015		53,284	53,981
3.700% due 01/20/2015		100,924	101,094
4.750% due 03/01/2015		128,531	129,274
5.250% due 05/01/2015		2,110	2,140
JPMorgan Chase Bank N.A.
0.483% due 07/30/2015		1,650	1,652
0.571% due 06/13/2016		10,500	10,459
KFW
0.181% due 07/14/2015		60,000	59,957
0.500% due 07/15/2016		9,500	9,493
Kookmin Bank
0.416% due 06/04/2015	JPY	1,600,000	13,351
0.710% due 09/14/2015		$15,000	15,000
1.375% due 01/15/2016		27,644	27,759
Korea Development Bank
4.375% due 08/10/2015		15,000	15,323
Korea Exchange Bank
1.750% due 09/27/2015		300	302
4.875% due 01/14/2016		1,000	1,036
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.361% due 09/14/2015		60,405	60,434
Landwirtschaftliche Rentenbank
4.000% due 02/02/2015		8,000	8,022
Lloyds Bank PLC
4.375% due 01/12/2015		25,507	25,525
Macquarie Bank Ltd.
3.450% due 07/27/2015		18,042	18,330
MBNA Corp.
5.000% due 06/15/2015		1,000	1,019
MetLife Institutional Funding
1.625% due 04/02/2015		4,000	4,011
MetLife, Inc.
5.000% due 06/15/2015		16,606	16,928
Morgan Stanley
0.982% due 02/19/2015		2,500	2,501
3.800% due 04/29/2016		3,000	3,101
4.000% due 07/24/2015		26,496	27,001
4.100% due 01/26/2015		127,964	128,220
6.000% due 04/28/2015		259,891	264,131
National Bank of Canada
2.231% due 01/30/2015	CAD	31,800	27,385
3.147% due 02/11/2015		17,700	15,260
National City Corp.
4.900% due 01/15/2015		$3,875	3,881
National Rural Utilities Cooperative Finance Corp.
0.533% due 11/23/2016		750	751
Nederlandse Waterschapsbank NV
0.283% due 03/17/2015		43,500	43,501
0.322% due 11/04/2015		9,000	9,007
0.513% due 05/23/2015		171,708	171,897
Norddeutsche Landesbank Girozentrale
0.875% due 10/16/2015		282,810	283,328
Nordea Kredit Realkreditaktieselskab
2.000% due 04/01/2015	DKK	546,000	89,057
NRW Bank
0.433% due 07/08/2016		$136,860	137,195
1.250% due 05/15/2015		38,860	38,996
Nykredit Realkredit A/S
2.000% due 01/01/2015	DKK	1,000,000	162,484
2.000% due 04/01/2015		2,315,900	377,888
2.000% due 07/01/2015		1,000,000	163,983
Oesterreichische Kontrollbank AG
0.604% due 07/25/2016		$4,500	4,521
1.750% due 10/05/2015		5,000	5,051
PNC Funding Corp.
3.625% due 02/08/2015		46,704	46,843
Pricoa Global Funding
0.382% due 05/16/2016		21,800	21,813
Private Export Funding Corp.
4.550% due 05/15/2015		250	254
Prudential Covered Trust
2.997% due 09/30/2015		675	685

Rabobank Group
0.723% due 03/18/2016		14,750	14,799
2.250% due 07/31/2015		3,500	3,533
Realkredit Danmark A/S
2.000% due 04/01/2015	DKK	2,205,100	359,671
Royal Bank of Canada
0.625% due 12/05/2016		$33,600	33,604
2.050% due 01/13/2015	CAD	14,100	12,137
2.625% due 12/15/2015		$1,200	1,222
3.125% due 04/14/2015		8,500	8,566
Royal Bank of Scotland Group PLC
2.550% due 09/18/2015		3,000	3,031
Royal Bank of Scotland PLC
4.875% due 03/16/2015		6,250	6,298
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		11,200	11,215
Standard Chartered PLC
3.200% due 05/12/2016		124,632	128,115
3.850% due 04/27/2015		118,235	119,435
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		5,300	5,325
Svensk Exportkredit AB
0.281% due 01/05/2015		31,600	31,600
0.383% due 04/29/2016		396,500	397,240
0.625% due 09/04/2015		110,200	110,418
0.712% due 08/06/2015		13,100	13,139
1.750% due 10/20/2015		6,500	6,570
Svenska Handelsbanken AB
0.697% due 03/21/2016		31,600	31,710
Swedbank Hypotek AB
2.125% due 08/31/2016		2,250	2,298
2.950% due 03/28/2016		46,800	48,029
Temasek Financial Ltd.
4.500% due 09/21/2015		3,300	3,392
Toronto-Dominion Bank
2.200% due 07/29/2015		129,058	130,331
Toyota Motor Credit Corp.
0.522% due 05/17/2016		70,865	71,025
2.800% due 01/11/2016		12,500	12,777
3.200% due 06/17/2015		2,600	2,633
UBS AG
1.875% due 01/23/2015		300	300
Wachovia Corp.
0.573% due 10/28/2015		17,789	17,790
Wells Fargo & Co.
1.500% due 07/01/2015		29,221	29,384
Wells Fargo Bank N.A.
0.335% due 03/20/2019		10,500	10,501
Westpac Banking Corp.
1.028% due 07/17/2015		4,300	4,318
1.375% due 07/17/2015		6,760	6,794

			13,145,575

INDUSTRIALS 4.6%
AbbVie, Inc.
0.992% due 11/06/2015		14,100	14,147
1.200% due 11/06/2015		276,558	277,426
Altria Group, Inc.
4.125% due 09/11/2015		48,971	50,098
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		8,200	8,257
5.750% due 01/15/2015		6,050	6,053
Anheuser-Busch Cos. LLC
5.000% due 01/15/2015		300	301
Anheuser-Busch InBev Finance, Inc.
0.800% due 01/15/2016		1,900	1,904
Anheuser-Busch InBev Worldwide, Inc.
0.800% due 07/15/2015		26,680	26,729
3.625% due 04/15/2015		2,800	2,825
BAT International Finance PLC
1.400% due 06/05/2015		1,610	1,613
Baxter International, Inc.
4.625% due 03/15/2015		1,205	1,215
BSKYB Finance UK PLC
5.625% due 10/15/2015		3,000	3,114
Canadian Natural Resources Ltd.
0.632% due 03/30/2016		4,055	4,049
Comcast Corp.
5.850% due 11/15/2015		7,260	7,595
6.500% due 01/15/2015		410	411
Covidien International Finance S.A.
1.350% due 05/29/2015		57,290	57,467
2.800% due 06/15/2015		6,054	6,112

CSX Corp.
6.250% due 04/01/2015	5,274	5,346
Daimler Finance North America LLC
0.831% due 01/09/2015	102,882	102,887
0.912% due 08/01/2016	10,000	10,057
1.300% due 07/31/2015	148,465	149,105
1.650% due 04/10/2015	71,642	71,807
2.300% due 01/09/2015	50,064	50,083
Devon Energy Corp.
0.691% due 12/15/2015	101,525	101,594
Discovery Communications LLC
3.700% due 06/01/2015	33,574	33,962
Ecolab, Inc.
1.000% due 08/09/2015	4,700	4,713
Enterprise Products Operating LLC
1.250% due 08/13/2015	6,024	6,041
3.700% due 06/01/2015	10,575	10,697
5.000% due 03/01/2015	7,715	7,765
ERAC USA Finance LLC
5.600% due 05/01/2015	2,000	2,032
5.900% due 11/15/2015	7,000	7,306
Express Scripts Holding Co.
2.100% due 02/12/2015	108,659	108,795
FBG Finance Pty. Ltd.
5.125% due 06/15/2015	18,250	18,615
Genentech, Inc.
4.750% due 07/15/2015	3,883	3,971
General Electric Co.
0.850% due 10/09/2015	14,800	14,842
GlaxoSmithKline Capital, Inc.
0.700% due 03/18/2016	10,000	10,004
Glencore Finance Canada Ltd.
2.050% due 10/23/2015	2,250	2,265
Heineken NV
0.800% due 10/01/2015	13,717	13,736
Hewlett-Packard Co.
2.125% due 09/13/2015	5,801	5,848
2.350% due 03/15/2015	3,430	3,441
Honeywell International, Inc.
0.282% due 11/17/2015	12,100	12,105
Kinder Morgan Energy Partners LP
5.625% due 02/15/2015	8,000	8,041
Kraft Foods Group, Inc.
1.625% due 06/04/2015	19,511	19,597
Kroger Co.
4.950% due 01/15/2015	1,601	1,603
Life Technologies Corp.
4.400% due 03/01/2015	9,345	9,395
McKesson Corp.
0.638% due 09/10/2015	16,565	16,573
0.950% due 12/04/2015	8,802	8,826
NBCUniversal Media LLC
3.650% due 04/30/2015	64,936	65,608
Nissan Motor Acceptance Corp.
4.500% due 01/30/2015	27,573	27,654
Norfolk Southern Corp.
5.750% due 01/15/2016	4,583	4,805
Penske Truck Leasing Co. LP
3.125% due 05/11/2015	4,535	4,572
PepsiCo, Inc.
0.700% due 08/13/2015	3,600	3,608
Petrobras International Finance Co. S.A.
2.875% due 02/06/2015	37,875	37,723
Petroliam Nasional Bhd.
7.750% due 08/15/2015	8,490	8,839
Philip Morris International, Inc.
0.284% due 02/26/2015	2,300	2,300
Phillips 66
1.950% due 03/05/2015	43,906	44,020
Rogers Communications, Inc.
6.750% due 03/15/2015	5,890	5,959
SABMiller Holdings, Inc.
1.850% due 01/15/2015	123,453	123,502
Southern Co.
2.375% due 09/15/2015	2,500	2,528
Takeda Pharmaceutical Co. Ltd.
1.031% due 03/17/2015	37,815	37,860
TCI Communications, Inc.
8.750% due 08/01/2015	800	837
Telefonica Emisiones S.A.U.
3.729% due 04/27/2015	6,000	6,053
4.949% due 01/15/2015	10,608	10,618
Teva Pharmaceutical Finance BV
3.000% due 06/15/2015	54,150	54,670
Thermo Fisher Scientific, Inc.
3.200% due 05/01/2015	17,954	18,105

5.000% due 06/01/2015	3,829	3,897
Time Warner, Inc.
3.150% due 07/15/2015	33,234	33,706
Total Capital Canada Ltd.
0.611% due 01/15/2016	3,550	3,557
Tyco Electronics Group S.A.
1.600% due 02/03/2015	19,895	19,896
Viacom, Inc.
1.250% due 02/27/2015	3,000	3,003
Volkswagen Group of America Finance LLC
0.403% due 11/23/2015	70,000	70,025
Volkswagen International Finance NV
0.562% due 11/18/2015	33,650	33,721
0.672% due 11/18/2016	26,650	26,726
1.150% due 11/20/2015	46,818	47,013
1.625% due 03/22/2015	141,169	141,463
Volvo Treasury AB
5.950% due 04/01/2015	15,537	15,719
Walgreens Boots Alliance, Inc.
1.000% due 03/13/2015	51,901	51,953
Williams Partners LP
3.800% due 02/15/2015	1,000	1,003
Xerox Corp.
4.250% due 02/15/2015	11,811	11,858
XTO Energy, Inc.
5.000% due 01/31/2015	298	299

		2,213,468

UTILITIES 2.0%
AT&T, Inc.
0.618% due 02/12/2016	400	400
2.500% due 08/15/2015	9,420	9,524
BellSouth Corp.
4.182% due 04/26/2021	58,600	59,181
BP Capital Markets PLC
0.562% due 11/06/2015	10,805	10,817
0.700% due 11/06/2015	1,100	1,101
3.125% due 10/01/2015	46,405	47,251
British Telecommunications PLC
2.000% due 06/22/2015	19,750	19,872
Duke Energy Corp.
3.350% due 04/01/2015	20,654	20,788
Duke Energy Progress, Inc.
5.250% due 12/15/2015	450	470
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015	23,000	23,362
NextEra Energy Capital Holdings, Inc.
1.200% due 06/01/2015	2,125	2,129
1.339% due 09/01/2015	9,800	9,831
Plains All American Pipeline LP
3.950% due 09/15/2015	4,800	4,899
5.250% due 06/15/2015	900	919
Shell International Finance BV
3.100% due 06/28/2015	13,069	13,236
3.250% due 09/22/2015	6,000	6,113
Southern California Edison Co.
4.650% due 04/01/2015	3,000	3,030
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015	20,882	20,939
Verizon Communications, Inc.
0.435% due 03/06/2015	27,975	27,979
0.700% due 11/02/2015	61,628	61,621
1.771% due 09/15/2016	530,291	540,131
2.500% due 09/15/2016	86,871	88,857

		972,450

Total Corporate Bonds & Notes (Cost $16,469,349)		16,331,493

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
University of California Revenue Notes, Series 2013
0.392% due 05/15/2015	600	600

COLORADO 0.0%
Colorado State Certificates of Participation Notes, Series 2012
2.000% due 03/15/2015	480	482

DISTRICT OF COLUMBIA 0.0%
District of Columbia Revenue Notes, Series 2012
5.000% due 12/01/2015	500	522

NEW YORK 0.0%
New York City, New York General Obligation Notes, Series 2007
5.125% due 10/01/2015		700	725
New York City, New York General Obligation Notes, Series 2010
3.100% due 03/01/2015		300	301
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2010
5.000% due 11/01/2015		305	317

			1,343

OREGON 0.0%
Oregon State Lottery Revenue Notes, Series 2013
0.480% due 04/01/2015		1,400	1,401

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2012
5.000% due 01/01/2016		200	209

WASHINGTON 0.0%
Energy Northwest, Washington Revenue Notes, Series 2012
1.063% due 07/01/2015		500	502
Washington State General Obligation Notes, (BABs), Series 2010
2.760% due 08/01/2015		1,100	1,114
Washington State General Obligation Notes, Series 2012
0.500% due 01/01/2015		1,200	1,200

			2,816

Total Municipal Bonds & Notes (Cost $7,372)			7,373

U.S. GOVERNMENT AGENCIES 8.2%
Egypt Government AID Bond
4.450% due 09/15/2015		800	823
Fannie Mae
0.500% due 10/22/2015		3,745	3,752
0.650% due 01/15/2016		25,000	25,004
0.750% due 03/04/2016		130,000	130,121
1.625% due 10/26/2015		307,626	311,168
1.875% due 10/15/2015		1,875	1,899
Fannie Mae Strips
0.000% due 07/15/2015		1,822	1,820
Federal Farm Credit Bank
0.164% due 11/19/2015		27,000	27,019
0.220% due 10/26/2015		15,420	15,437
0.250% due 11/04/2015		10,000	10,000
0.420% due 10/15/2015		3,800	3,805
1.500% due 11/16/2015		760	768
1.750% due 12/01/2015		3,000	3,039
4.800% due 11/05/2015		150	156
Federal Home Loan Bank
0.115% due 11/20/2015		15,000	15,004
0.190% due 09/29/2015		831,555	830,522
0.200% due 09/14/2015 - 10/30/2015		408,200	407,946
0.230% due 12/18/2015 - 01/08/2016		238,900	238,569
0.245% due 08/27/2015		500,000	499,883
0.250% due 10/02/2015 - 10/09/2015		1,250,000	1,249,686
0.500% due 11/20/2015		1,195	1,197
1.375% due 12/11/2015		5,300	5,350
Freddie Mac
0.450% due 11/24/2015		16,800	16,820
1.750% due 09/10/2015		102,203	103,267
NCUA Guaranteed Notes
1.400% due 06/12/2015		2,400	2,412

Total U.S. Government Agencies (Cost $3,906,996)			3,905,467

ASSET-BACKED SECURITIES 0.1%
Honda Auto Receivables Owner Trust
0.560% due 05/15/2016		21,267	21,272
Nissan Auto Receivables Owner Trust
0.730% due 05/16/2016		35,482	35,506

Total Asset-Backed Securities (Cost $56,808)			56,778

SOVEREIGN ISSUES 6.2%
Belgium Government International Bond
0.875% due 09/14/2015		35,000	35,158
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2015	BRL	2,001,340	710,479
0.000% due 10/01/2015		970,600	333,560
0.000% due 01/01/2016		568,500	189,358

Development Bank of Japan, Inc.
0.428% due 04/17/2015		$88,500	88,536
0.543% due 02/23/2015		2,100	2,101
0.563% due 02/25/2015		10,500	10,504
4.250% due 06/09/2015		3,000	3,049
Export Development Canada
0.180% due 01/12/2015		15,900	15,891
0.210% due 06/03/2015		154,000	153,989
Export-Import Bank of Korea
1.250% due 11/20/2015		11,000	11,026
2.047% due 03/21/2015		29,000	29,075
4.125% due 09/09/2015		3,800	3,885
5.125% due 03/16/2015		5,000	5,046
5.875% due 01/14/2015		83,420	83,520
France Treasury Notes
2.500% due 01/15/2015 (d)	EUR	125,000	151,341
Japan Bank for International Cooperation
1.875% due 09/24/2015		$273,600	276,434
2.250% due 07/13/2016		6,719	6,872
2.500% due 01/21/2016		48,700	49,678
2.875% due 02/02/2015		106,800	106,997
Kommunalbanken A/S
0.254% due 01/26/2015		36,050	36,052
0.323% due 03/18/2016		272,638	272,800
1.750% due 10/05/2015		40,200	40,590
2.375% due 01/19/2016		5,400	5,506
Kommunekredit
0.297% due 09/21/2015		12,000	12,000
0.336% due 10/05/2015		28,085	28,091
Kommuninvest Sverige AB
0.285% due 10/01/2015		10,000	10,001
1.000% due 04/27/2015		30,000	30,058
Korea Housing Finance Corp.
4.125% due 12/15/2015		600	617
Mexico Government International Bond
6.625% due 03/03/2015		400	404
Municipality Finance PLC
0.291% due 01/19/2016		5,500	5,499
0.301% due 10/09/2015		18,000	18,001
0.309% due 01/16/2015		12,400	12,400
2.375% due 05/16/2016		3,500	3,585
Netherlands Government Bond
2.750% due 01/15/2015	EUR	50,000	60,552
Province of Quebec
4.600% due 05/26/2015		$13,000	13,218
Republic of Germany
3.750% due 01/04/2015	EUR	30,000	36,302
State of North Rhine-Westphalia
0.365% due 03/06/2015		$75,200	75,215
1.500% due 01/13/2015		35,000	35,010

Total Sovereign Issues (Cost $3,201,388)			2,962,400

SHORT-TERM INSTRUMENTS 51.3%
CERTIFICATES OF DEPOSIT 4.5%
Banco do Brasil S.A.
1.211% due 06/29/2015		25,100	25,105
Bank of Nova Scotia
0.000% due 02/10/2015	CAD	350,000	300,852
0.284% due 05/18/2015		$1,000	1,000
0.375% due 10/02/2015		163,100	163,106
0.550% due 03/06/2015		17,900	17,909
Barclays Bank PLC
0.535% due 05/01/2015		180,000	179,997
Credit Agricole Corporate and Investment Bank
0.525% due 07/02/2015		358,000	358,001
Credit Suisse
0.440% due 01/12/2015		36,500	36,501
0.469% due 04/10/2015		330,000	330,003
0.473% due 03/17/2015		80,300	80,297
0.553% due 08/24/2015		97,250	97,281
0.608% due 01/28/2016		27,400	27,420
0.631% due 01/15/2015		9,000	9,001
0.645% due 12/07/2015		39,000	39,030
Intesa Sanpaolo SpA
1.610% due 04/11/2016		14,200	14,229
1.650% due 04/07/2015		49,400	49,500
Itau Unibanco Holding S.A.
1.195% due 06/26/2015		50,100	50,101
Kookmin Bank
0.782% due 05/04/2015		5,800	5,809

Royal Bank of Canada
1.370% due 05/07/2015	CAD	413,100	352,966

			2,138,108

COMMERCIAL PAPER 9.3%
Amcor Ltd.
0.400% due 01/21/2015		$2,700	2,699
0.600% due 01/26/2015		7,000	6,997
American Electic Power, Inc.
0.600% due 01/02/2015		20,000	20,000
Apache Corp.
0.430% due 01/08/2015		1,100	1,100
AXA Financial, Inc.
0.460% due 06/10/2015		16,500	16,473
0.550% due 06/01/2015		8,000	7,988
0.560% due 06/10/2015		19,200	19,169
Baxter International
0.400% due 01/07/2015		800	800
Canadian Natural Resource
0.450% due 01/14/2015		79,500	79,488
0.450% due 01/15/2015		79,500	79,487
0.480% due 01/20/2015		25,500	25,494
CNPC Finance
0.550% due 01/16/2015		125,000	124,973
0.550% due 01/21/2015		125,000	124,964
ConAgra Foods, Inc.
1.014% due 01/05/2015		76,000	75,994
1.100% due 01/06/2015		50,000	49,994
Dominion Resource
0.450% due 01/13/2015		78,000	77,989
Duke Energy Corp.
0.400% due 01/16/2015		67,000	66,990
Edison International
0.340% due 01/12/2015		70,800	70,793
0.350% due 01/12/2015		18,350	18,348
0.470% due 01/02/2015		50,000	50,000
0.520% due 01/05/2015		30,000	29,999
0.570% due 01/02/2015		50,000	50,000
Enbridge Energy Partners
0.470% due 02/02/2015		4,000	3,998
ENI Coordination Center S.A.
0.440% due 03/13/2015		15,500	15,492
ENI Finance USA, Inc.
0.450% due 01/02/2015		150,000	150,000
0.450% due 01/26/2015		60,000	59,982
0.480% due 01/05/2015		100,000	99,996
0.540% due 05/22/2015		18,200	18,175
0.550% due 10/26/2015		15,400	15,400
0.610% due 06/24/2015		2,000	1,996
0.720% due 09/24/2015		10,000	9,965
Ford Motor Credit Co.
0.640% due 03/02/2015		1,100	1,099
0.640% due 03/03/2015		2,900	2,898
0.645% due 04/06/2015		50,400	50,330
0.650% due 04/20/2015		3,700	3,694
0.655% due 03/09/2015		39,900	39,863
0.655% due 04/01/2015		24,000	23,969
0.660% due 02/02/2015		60,800	60,765
0.675% due 04/06/2015		5,200	5,193
0.680% due 03/02/2015		800	799
0.680% due 04/06/2015		11,500	11,484
0.680% due 04/20/2015		11,400	11,381
0.685% due 04/21/2015		2,700	2,696
0.690% due 04/20/2015		19,100	19,069
0.690% due 04/21/2015		65,100	64,992
0.720% due 03/03/2015		8,100	8,093
0.720% due 03/09/2015		900	899
0.760% due 01/05/2015		15,000	14,999
Glencore Funding LLC
0.440% due 01/20/2015		58,000	57,987
0.440% due 01/21/2015		70,000	69,984
Hitachi Capital America Corp.
0.420% due 01/12/2015		39,000	38,995
1.014% due 01/05/2015		66,100	66,094
1.014% due 01/07/2015		5,435	5,434
1.014% due 01/09/2015		26,000	25,995
Kansas City Power and Light Co.
0.600% due 01/20/2015		50,000	49,985
Kansas City Southern Railway Co.
0.750% due 01/05/2015		67,000	66,996
Kinder Morgan, Inc.
1.300% due 01/05/2015		170,000	169,982
Macquarie Bank Ltd.
0.433% due 05/14/2015		15,000	15,000

0.529% due 04/10/2015		159,000	159,008
0.532% due 04/07/2015		53,400	53,400
0.542% due 05/01/2015		36,700	36,703
0.542% due 05/06/2015		202,000	202,010
Marriott International, Inc.
0.400% due 02/17/2015		2,000	1,999
Mondelez Internaional, Inc.
0.520% due 01/06/2015		33,000	32,998
Nabors Industries, Inc.
0.550% due 02/23/2015		1,100	1,099
NiSource Finance Corp.
0.890% due 01/21/2015		20,000	19,991
Nissan Motor Acceptance Corp.
0.390% due 01/23/2015		36,700	36,692
0.390% due 01/30/2015		80,400	80,376
ONEOK Partners LP
0.430% due 01/06/2015		60,200	60,197
0.430% due 01/07/2015		60,200	60,196
0.430% due 01/08/2015		60,200	60,196
0.450% due 01/13/2015		85,000	84,988
0.450% due 01/15/2015		75,000	74,988
Plains All American Pipeline LP
0.400% due 01/05/2015		140,000	139,995
0.430% due 01/05/2015		160,700	160,694
0.450% due 01/14/2015		160,000	159,976
Reckitt Benckiser Treasury Services PLC
0.300% due 04/23/2015		3,800	3,798
Reed Elsevier, Inc.
0.400% due 01/06/2015		30,500	30,499
Southern California Edison Co.
0.400% due 01/06/2015		10,000	10,000
0.400% due 01/09/2015		14,000	13,999
0.470% due 01/05/2015		12,000	12,000
Tesco Treasury Services PLC
0.950% due 08/18/2015		1,700	1,670
0.990% due 08/18/2015		500	491
1.023% due 08/18/2015		25,000	24,560
1.024% due 08/17/2015		132,000	129,686
1.024% due 08/18/2015		19,000	18,665
Vodafone Group PLC
0.485% due 06/01/2015		34,000	33,945
0.485% due 06/02/2015		29,000	28,953
0.487% due 06/01/2015		16,000	15,974
0.490% due 06/02/2015		30,000	29,951
0.510% due 06/01/2015		43,000	42,930
0.600% due 06/29/2015		197,500	197,085
Williams Partners LP
1.300% due 01/02/2015		150,000	150,000

			4,433,130

REPURCHASE AGREEMENTS (c) 28.0%			13,386,854

SHORT-TERM NOTES 5.9%
Bank of Montreal
1.400% due 06/19/2015 (b)	CAD	260,000	223,869
Federal Home Loan Bank
0.125% due 11/18/2015		$43,700	43,642
0.152% due 04/02/2015		250,000	249,980
0.190% due 09/16/2015 - 09/17/2015		186,000	185,919
0.200% due 09/17/2015 - 09/29/2015		1,987,000	1,986,274
Fosse Master Issuer PLC
0.282% due 04/18/2015		111,400	111,371
Pacific Gas & Electric Co.
0.433% due 05/11/2015		14,100	14,103
Southern California Edison Co.
0.264% due 01/26/2015		1,075	1,075

			2,816,233

FRANCE TREASURY BILLS 1.1%
(0.114%) due 01/08/2015 - 01/14/2015 (a)	EUR	450,000	544,535

JAPAN TREASURY BILLS 0.3%
(0.006%) due 02/04/2015	JPY	18,000,000	150,276

MEXICO TREASURY BILLS 2.1%
2.975% due 01/08/2015 - 03/19/2015 (a)	MXN	14,500,736	979,017

NETHERLANDS TREASURY BILLS 0.1%
(0.131%) due 01/06/2015 (a)	EUR	20,000	24,201

Total Short-Term Instruments (Cost $24,712,468)	24,472,354

Total Investments in Securities (Cost $48,354,381)	47,735,865

Total Investments 100.0% (Cost $48,354,381)	$47,735,865
Financial Derivative Instruments (e) 1.3% (Cost or Premiums, net $0)	619,529
Other Assets and Liabilities, net (1.3%)	(619,811)

Net Assets 100.0%	$47,735,583

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank of Montreal	1.400%	06/19/2015	06/17/2014	$239,322	$223,869	0.47%

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	0.150%	01/02/2015	01/05/2015		$208,500	U.S. Treasury Notes 2.250% due 04/30/2021	$(212,716)	$208,500	$208,500
	0.210%	02/03/2014	02/03/2016		1,915	International Business Machines Corp. 0.750% due 05/11/2015	(2,006)	1,915	1,918
	0.230%	05/21/2013	12/17/2015		319	Citigroup, Inc. 4.450% due 01/10/2017	(324)	319	320
	0.230%	03/21/2014	07/12/2015		3,356	Altria Group, Inc. 9.700% due 11/10/2018	(3,340)	3,356	3,365
	0.240%	08/07/2014	07/12/2015		944	Microsoft Corp. 0.875% due 11/15/2017	(991)	944	946
BOM	0.090%	12/31/2014	01/02/2015		49,600	U.S. Treasury Notes 3.500% due 05/15/2020	(50,617)	49,600	49,600
BOS	0.000%	12/31/2014	01/02/2015		40,200	U.S. Treasury Bonds 3.625% due 02/15/2044	(41,577)	40,200	40,200
	0.160%	12/31/2014	01/02/2015		3,100	U.S. Treasury Notes 2.500% due 05/15/2024	(3,176)	3,100	3,100
	0.170%	01/02/2015	01/05/2015		76,000	U.S. Treasury Notes 2.625% due 11/15/2020	(77,771)	76,000	76,000
BPG	0.000%	12/31/2014	01/02/2015		5,800	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	(5,940)	5,800	5,800
	0.120%	12/31/2014	01/02/2015		400	U.S. Treasury Notes 2.000% due 08/31/2021	(408)	400	400
	0.130%	12/31/2014	01/02/2015		2,400	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	(2,458)	2,400	2,400
	0.140%	01/02/2015	01/05/2015		79,300	U.S. Treasury Floating Rate Notes 0.093% due 10/31/2016	(80,935)	79,300	79,300
BPS	0.160%	12/29/2014	01/07/2015	EUR	500,000	France Government Bond 3.250% - 4.250% due 04/25/2015 - 04/25/2055	(607,132)	605,025	605,025
	0.350%	12/31/2014	01/07/2015	CAD	50,000,000	Japan Government Bond 1.700% due 09/20/2022	(398,917)	417,432	417,432
	1.000%	12/31/2014	01/07/2015		646,000	Canada Government Bond 2.000% - 5.750% due 06/01/2015 - 06/01/2037	(499,278)	556,034	556,064
						Canadian Treasury Bills 0.000% due 05/21/2015 - 08/27/2015	(64,699)
BSN	0.150%	12/31/2014	01/02/2015		$79,800	U.S. Treasury Notes 2.125% due 09/30/2021	(81,396)	79,800	79,800
DEU	0.120%	12/31/2014	01/02/2015		4,300	U.S. Treasury Bonds 4.375% due 05/15/2040	(4,396)	4,300	4,300
FOB	0.150%	12/31/2014	01/02/2015		1,800	U.S. Treasury Notes 2.375% due 02/28/2015	(1,838)	1,800	1,800
GSC	0.170%	12/31/2014	01/02/2015		19,200	Freddie Mac 3.500% due 09/01/2042	(19,794)	19,200	19,200
IND	0.000%	12/24/2014	01/07/2015	EUR	70,000	Caisse d’Amortissmement de la Dette Sociale 1.850% - 3.625% due 04/25/2015 - 07/25/2017	(84,903)	84,703	84,704
	0.070%	12/24/2014	01/07/2015		450,000	Belgium Government Bond 4.000% - 4.500% due 03/28/2022 - 03/28/2026	(250,205)	544,523	544,513
						Belgium Treasury Certificates 0.000% due 12/17/2015	(52,250)
						France Government Bond 2.500% due 10/25/2020	(242,405)
	0.080%	12/24/2014	01/07/2015		1,488,850	France Government Bond 2.250% - 3.000% due 10/25/2015 - 10/25/2022	(181,767)	1,801,583	1,801,555
						Republic of Germany 0.500% - 4.250% due 10/25/2015 - 10/25/2022	(1,620,002)
	0.140%	12/31/2014	01/02/2015		$635,900	U.S. Treasury Notes 2.250% due 01/31/2015	(648,569)	635,900	635,905
JPS	0.150%	12/31/2014	01/02/2015		33,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2016	(1,533)	33,000	33,000
						U.S. Treasury Notes 2.000% due 10/31/2021	(32,264)
	0.150%	01/02/2015	01/07/2015		31,500	U.S. Treasury Notes 2.000% due 10/31/2021	(32,265)	31,500	31,500
	0.160%	12/23/2014	01/05/2015		500,000	France Government Bond 1.000% - 4.250% due 10/25/2018 - 05/25/2019	(605,358)	605,025	604,998
	0.160%	12/31/2014	01/02/2015		370,900	Fannie Mae 1.850% - 1.915% due 09/11/2019 - 11/20/2019	(278,252)	370,900	370,903
						Federal Home Loan Bank 1.500% due 02/28/2017	(23,109)
						Freddie Mac 4.750% due 11/17/2015	(78,887)
MBC	0.150%	12/31/2014	01/02/2015		1,482,200	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2019	(103,104)	1,482,200	1,482,212
						U.S. Treasury Notes 0.875% - 2.500% due 11/15/2017 - 08/15/2024	(1,425,849)
	0.230%	12/24/2014	01/07/2015	EUR	500,000	Austria Government Bond 4.850% due 03/15/2026	(212,988)	605,025	604,990
						France Government Bond 3.500% due 04/25/2020	(392,155)
MSC	0.150%	12/31/2014	01/02/2015		$236,500	U.S. Treasury Bonds 3.750% due 11/15/2043	(241,607)	236,500	236,502
NXN	0.150%	12/31/2014	01/02/2015		500,000	U.S. Treasury Inflation Protected Securities 2.125% - 3.875% due 04/15/2028 - 02/15/2041	(510,803)	500,000	500,004
RBC	0.970%	12/31/2014	01/07/2015	CAD	500,000	Canada Government Bond 5.750% due 06/01/2029	(441,968)	430,367	430,390
RDR	0.100%	12/31/2014	01/02/2015		$567,900	U.S. Treasury Bonds 8.125% due 05/15/2021	(79,021)	567,900	567,903
						U.S. Treasury Notes 1.750% - 2.375% due 06/30/2018 - 05/15/2023	(501,472)
	0.150%	12/31/2014	01/02/2015		378,500	U.S. Treasury Bills 1.625% due 12/31/2019	(164,794)	378,500	378,503
						U.S. Treasury Notes 2.000% - 2.625% due 07/31/2020 - 08/15/2020	(221,987)
SBI	0.160%	12/24/2014	01/07/2015	EUR	400,000	Republic of Germany 1.500% due 09/04/2022 - 02/15/2023	(485,222)	484,020	484,001
SCX	0.150%	12/31/2014	01/02/2015		$800,000	U.S. Treasury Bonds 2.750% - 3.750% due 11/15/2042 - 11/15/2043	(452,226)	800,000	800,007
						U.S. Treasury Notes 2.000% - 2.500% due 01/31/2021 - 08/15/2024	(369,754)
SGY	0.090%	12/31/2014	01/02/2015		574,700	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2018	(587,448)	574,700	574,703
SOG	0.060%	12/24/2014	01/07/2015	EUR	244,000	European Investment Bank 0.157% - 0.282% due 03/03/2017 - 01/15/2021	(114,276)	295,253	295,253
						European Stability Mechanism 0.158% due 08/05/2015	(180,533)
	0.010%	12/31/2014	01/07/2015		300,000	France Government Bond 0.500% - 2.750% due 11/25/2019 - 10/25/2027	(363,170)	363,015	363,015
	1.030%	12/31/2014	01/06/2015	CAD	470,000	Province of Quebec 4.500% due 12/01/2017 - 12/01/2018	(413,683)	404,545	404,568
SSB	0.000%	12/31/2014	01/02/2015		$970	Fannie Mae 2.260% due 10/17/2022	(994)	970	970
TDM	0.150%	12/31/2014	01/02/2015		1,300	U.S. Treasury Notes 1.625% due 03/31/2019	(1,336)	1,300	1,300

Total Repurchase Agreements							$(13,555,868)	$13,386,854	$13,386,869

(1)	Includes accrued interest.

(d)	Securities with an aggregate market value of $10,897 and cash of $4,907 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(e)	Financial Derivative Instruments: Over the Counter

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	01/2015		CAD	470,000		$404,287	$0	$(223)
	01/2015		EUR	462,000		563,892	4,825	0
	01/2015	†		$408,998	JPY	44,520,000	0	(37,310)
	03/2015		MXN	251,326		$18,870	1,913	0
	04/2015		CAD	30,929		27,809	1,257	0
	05/2015			500,000		455,518	26,342	0
	06/2015			260,000		237,132	14,193	0
	01/2016			$39,338	EUR	31,424	0	(1,087)
BPS	01/2015		EUR	1,545,050		$1,892,133	22,520	0
	02/2015		MXN	5,271,242		399,022	42,673	0
	03/2015			2,031,444		151,573	14,512	0
	04/2015		CAD	41,029		37,101	1,878	0
	04/2015		DKK	26,100		4,670	426	0
	07/2015		BRL	445,462		180,912	21,546	0
	10/2015			588,600		234,799	29,581	0
	01/2016			228,000		89,605	12,063	0
	01/2016			$6,612	BRL	17,100	0	(796)
BRC	01/2015		BRL	118,750		$44,707	34	0
	01/2015		CAD	14,100		12,765	631	0
	01/2015	†	JPY	44,520,000		408,553	36,865	0
	01/2015			$46,898	BRL	118,750	0	(2,225)
	02/2015			135	MXN	1,973	0	(2)
	04/2015		DKK	1,000,000		$174,216	11,604	0
	05/2015			$77,647	CAD	86,900	0	(3,056)
	07/2015		DKK	20,000		$3,482	226	0
CBK	01/2015		EUR	2,664,000		3,266,538	42,896	0
	02/2015		CAD	500,000		456,448	26,445	0
	02/2015	†	JPY	18,000,000		150,640	328	0
	02/2015		MXN	128,443		9,726	1,037	0
	02/2015			$133,677	CAD	149,627	0	(4,997)
	03/2015		MXN	690,037		$52,063	5,467	0
	04/2015		DKK	40,650		7,506	896	0
	05/2015		CAD	6,528		5,952	349	0
DUB	01/2015		DKK	19,342		3,359	216	0
	04/2015		BRL	474,000		192,448	18,434	0
	04/2015		DKK	1,500,000		260,209	16,291	0
	06/2015		JPY	1,600,000		15,718	2,339	0
	07/2015		DKK	1,000,000		173,729	10,952	0
FBF	01/2015		BRL	635,532		241,739	2,655	0
	01/2015			$239,264	BRL	635,532	0	(180)
	04/2015		BRL	2,710		$1,116	121	0
	04/2015		DKK	10,384		1,898	209	0
	04/2015			$243,529	BRL	657,700	0	(2,076)
	07/2015		BRL	848,672		$345,676	42,061	0
	10/2015			130,000		51,312	5,987	0
GLM	01/2015		CAD	14,100		12,784	655	0
	01/2015	†	JPY	25,000,000		209,337	619	0
	01/2015		MXN	5,297		401	42	0
	02/2015			1,557		117	12	0
	03/2015			9,963		749	76	0
	04/2015		BRL	180,990		74,420	7,976	0
HUS	01/2015		CAD	17,700		16,053	827	0
	02/2015			17,700		16,048	827	0
	04/2015		DKK	11,200		2,004	183	0
JPM	01/2015		BRL	720,000		309,824	38,964	0
	01/2015		CAD	1,146,000		984,460	0	(1,835)
	01/2015		DKK	1,000,000		174,054	11,570	0
	01/2015		EUR	3,028		4,056	391	0
	01/2015			$271,064	BRL	720,000	0	(204)
	02/2015		MXN	2,201,580		$166,164	17,320	0
	03/2015			3,753		280	27	0
	04/2015		DKK	203,000		35,402	2,392	0
	04/2015			$55,012	DKK	324,186	0	(2,296)
	01/2016		EUR	89,528		$120,477	11,501	0
MSB	01/2015		BRL	1,828,532		700,701	12,817	0
	01/2015		DKK	658		114	7	0
	01/2015		EUR	397,518		487,202	6,153	0
	01/2015	†	JPY	25,000,000		209,370	652	0
	01/2015			$721,811	BRL	1,828,531	0	(33,927)
	04/2015		CAD	25,843		$23,376	1,190	0
	04/2015		DKK	746		133	12	0
	07/2015		BRL	497,206		201,837	23,960	0
	01/2016			$347	BRL	900	0	(41)
RBC	01/2015		MXN	494,703		$37,487	3,963	0
	02/2015			2,477,685		187,892	20,271	0
	03/2015			884,212		65,911	6,209	0
RYL	04/2015		DKK	2,687,520		495,385	58,363	0
SOG	01/2015		EUR	65,000		79,707	1,051	0
UAG	01/2015		BRL	355,000		152,833	19,284	0
	01/2015			$133,650	BRL	355,000	0	(101)
	04/2015		CAD	57,186		$51,402	2,308	0
	07/2015		BRL	210,000		85,732	10,604	0
	10/2015			252,000		101,164	13,303	0
	01/2016			358,500		138,508	16,584	0

Total Forward Foreign Currency Contracts							$709,885	$(90,356)

Cash of $36,610 has been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$13,145,575	$0	$13,145,575
Industrials	0	2,213,468	0	2,213,468
Utilities	0	972,450	0	972,450
Municipal Bonds & Notes
California	0	600	0	600
Colorado	0	482	0	482
District of Columbia	0	522	0	522
New York	0	1,343	0	1,343
Oregon	0	1,401	0	1,401
Pennsylvania	0	209	0	209
Washington	0	2,816	0	2,816
U.S. Government Agencies	0	3,903,055	2,412	3,905,467
Asset-Backed Securities	0	56,778	0	56,778
Sovereign Issues	0	2,946,509	15,891	2,962,400
Short-Term Instruments
Certificates of Deposit	0	2,138,108	0	2,138,108
Commercial Paper	0	4,433,130	0	4,433,130
Repurchase Agreements	0	13,386,854	0	13,386,854
Short-Term Notes	0	2,816,233	0	2,816,233
France Treasury Bills	0	544,535	0	544,535
Japan Treasury Bills	0	150,276	0	150,276
Mexico Treasury Bills	0	979,017	0	979,017
Netherlands Treasury Bills	0	24,201	0	24,201

Total Investments	$0	$47,717,562	$18,303	$47,735,865

Financial Derivative Instruments - Assets
Over the counter	$0	$709,885	$0	$709,885

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(90,356)	$0	$(90,356)

Totals	$0	$48,337,091	$18,303	$48,355,394

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 84.5%
CORPORATE BONDS & NOTES 1.6%
BANKING & FINANCE 0.9%
Countrywide Financial Corp.
6.250% due 05/15/2016 (c)	$5,000	$5,310
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^	2,000	295
Navient Corp.
8.000% due 03/25/2020	1,300	1,439
8.450% due 06/15/2018	4,000	4,470
Wells Fargo Bank N.A.
6.180% due 02/15/2036	600	783

		12,297

INDUSTRIALS 0.7%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	7,592	8,124
UAL Pass-Through Trust
6.636% due 01/02/2024	984	1,063

		9,187

Total Corporate Bonds & Notes (Cost $20,904)		21,484

U.S. GOVERNMENT AGENCIES 5.3%
Fannie Mae
0.215% due 12/25/2036	261	257
0.230% due 12/25/2036	13	13
0.290% due 03/25/2034	199	198
0.370% due 05/25/2035	55	54
0.470% due 01/25/2034	39	39
0.520% due 05/25/2042 - 09/25/2042	362	361
0.562% due 11/17/2030 - 05/18/2032	142	143
0.570% due 08/25/2017 - 12/25/2033	249	250
0.610% due 05/25/2036	86	86
0.612% due 09/17/2027 - 10/18/2030	165	168
0.620% due 10/25/2030	80	81
0.624% due 03/25/2027	115	113
0.630% due 03/25/2027	266	263
0.662% due 11/18/2030	48	48
0.670% due 08/25/2031 - 01/25/2033	175	177
0.720% due 12/25/2021 - 12/25/2030	77	77
0.770% due 04/25/2022 - 12/25/2023	74	75
0.820% due 10/25/2022 - 11/25/2031	156	158
0.870% due 09/25/2022 - 04/25/2032	110	113
0.920% due 05/25/2022	68	69
0.970% due 09/25/2020	33	34
1.000% due 01/25/2022	53	54
1.170% due 12/25/2023 - 04/25/2032	398	408
1.315% due 07/01/2042 - 07/01/2044	986	1,012
1.320% due 04/25/2023 - 10/25/2023	144	149
1.365% due 09/01/2041	52	54
1.370% due 05/25/2022 - 01/25/2024	213	219
1.515% due 09/01/2040	7	7
1.625% due 07/01/2017	2	2
1.626% due 08/01/2028	238	249
1.650% due 06/01/2033	266	282
1.687% due 07/01/2033	262	263
1.688% due 05/01/2034	116	124
1.700% due 10/01/2034	384	399
1.731% due 05/01/2032	65	70
1.750% due 11/01/2036	180	185
1.765% due 04/01/2028	67	69
1.780% due 07/01/2035	435	463
1.787% due 04/01/2033 - 06/01/2035	304	323
1.790% due 10/01/2032 - 12/01/2032	80	84
1.792% due 09/01/2033	271	291
1.810% due 05/01/2035	139	144
1.820% due 06/01/2020	2	2
1.825% due 01/01/2033	28	30
1.828% due 12/01/2032 - 07/01/2036	220	225
1.830% due 03/25/2022	8	8
1.838% due 01/01/2035	16	17
1.840% due 10/01/2032 - 05/01/2034	214	220
1.844% due 04/01/2035	32	34

1.865% due 11/01/2033	308	323
1.870% due 10/01/2035 - 07/01/2036	592	616
1.871% due 04/25/2023	16	17
1.876% due 02/01/2037	72	77
1.885% due 10/01/2024	17	17
1.893% due 03/01/2034	307	320
1.897% due 06/01/2034 - 09/01/2034	169	176
1.898% due 01/01/2035	218	230
1.900% due 09/01/2033	405	424
1.913% due 07/01/2027 - 11/01/2040	65	69
1.915% due 01/01/2034 - 02/01/2035	567	598
1.925% due 09/01/2033	112	118
1.926% due 07/01/2022 - 08/01/2032	8	8
1.927% due 07/01/2034	192	203
1.930% due 10/25/2021	18	18
1.940% due 07/01/2035	114	121
1.956% due 11/01/2035	67	71
1.959% due 07/01/2034	490	515
1.980% due 02/01/2035	65	69
1.995% due 01/01/2033	133	134
2.002% due 12/01/2034	41	43
2.020% due 07/01/2033	256	272
2.025% due 11/01/2022 - 05/01/2030	29	29
2.035% due 04/01/2034 - 08/01/2035	215	222
2.040% due 08/01/2033	1	1
2.042% due 11/01/2035	104	110
2.044% due 07/01/2037	139	145
2.046% due 07/01/2034	150	160
2.065% due 04/01/2037	94	101
2.070% due 04/01/2034	49	52
2.090% due 09/01/2033	315	337
2.091% due 08/01/2033	5	5
2.094% due 11/01/2034	311	330
2.096% due 11/01/2034	33	35
2.099% due 08/01/2035	337	364
2.100% due 07/01/2034	64	67
2.103% due 03/01/2035	374	400
2.110% due 07/01/2033	282	300
2.113% due 07/01/2035	4	4
2.115% due 11/01/2032	40	42
2.120% due 02/01/2035 - 06/01/2035	468	477
2.125% due 08/01/2032 - 10/01/2034	402	419
2.129% due 05/01/2033	20	21
2.136% due 11/01/2035 - 05/01/2036	194	207
2.150% due 01/01/2034	5	6
2.154% due 12/01/2036	257	275
2.160% due 02/01/2035	100	106
2.163% due 09/01/2033	60	64
2.169% due 07/01/2035	17	18
2.170% due 04/01/2034	177	182
2.173% due 12/01/2035	7	8
2.177% due 01/01/2035	113	120
2.182% due 12/01/2034	105	112
2.183% due 03/01/2033	94	95
2.195% due 11/01/2033 - 01/01/2037	424	443
2.196% due 07/01/2033	16	17
2.197% due 02/01/2034	165	174
2.200% due 07/01/2019	9	9
2.201% due 02/01/2034	313	333
2.213% due 11/01/2026	265	276
2.226% due 04/01/2033	70	74
2.227% due 02/01/2032 - 04/01/2033	72	75
2.229% due 11/01/2033	179	191
2.235% due 06/01/2037	98	104
2.238% due 10/01/2035	57	61
2.240% due 06/01/2027	13	13
2.250% due 06/01/2019 - 03/01/2036	361	372
2.256% due 10/01/2033 - 08/01/2035	186	199
2.258% due 02/01/2034	134	143
2.260% due 11/01/2043	122	125
2.261% due 01/01/2033	33	35
2.262% due 04/01/2040	581	622
2.263% due 11/01/2034	44	47
2.268% due 01/01/2033	13	14
2.273% due 04/01/2035	50	53
2.275% due 03/01/2035	126	129
2.277% due 04/01/2036	7	7
2.278% due 01/01/2034	69	70
2.280% due 03/01/2034	23	23
2.284% due 04/01/2035	117	120
2.287% due 04/01/2036	116	119
2.295% due 11/01/2034 - 07/01/2036	168	174
2.297% due 01/01/2036 - 09/01/2036	14	16
2.300% due 03/01/2035 - 01/01/2036	447	479
2.307% due 11/01/2031	28	29
2.309% due 11/01/2033	188	201

2.314% due 03/01/2033 - 11/01/2033	376	402
2.315% due 05/01/2035	115	118
2.317% due 05/01/2037	438	457
2.320% due 02/01/2035 - 07/01/2037	318	342
2.330% due 08/01/2033 - 10/01/2033	609	638
2.335% due 04/01/2035 - 09/01/2035	353	376
2.339% due 02/01/2035	42	45
2.340% due 09/01/2034	157	161
2.344% due 06/01/2030	22	23
2.348% due 07/01/2035	127	137
2.355% due 01/01/2033	5	5
2.360% due 01/01/2035 - 06/01/2036	447	481
2.362% due 12/01/2035	53	56
2.365% due 04/01/2033 - 10/01/2043	20	21
2.368% due 12/01/2035	52	56
2.369% due 12/01/2036	23	25
2.370% due 04/01/2036	212	217
2.375% due 12/01/2033 - 01/01/2035	1,413	1,476
2.378% due 02/01/2034	58	62
2.379% due 07/01/2029	21	22
2.382% due 01/01/2019	74	77
2.390% due 07/01/2026	330	348
2.398% due 05/01/2036	294	315
2.400% due 09/01/2032 - 04/01/2035	136	141
2.401% due 03/01/2033	114	123
2.415% due 10/01/2033	166	172
2.420% due 12/01/2035	68	69
2.461% due 01/01/2036	24	26
2.470% due 06/01/2034	299	302
2.480% due 12/01/2035	231	238
2.485% due 11/01/2034	33	35
2.492% due 09/01/2029 - 08/01/2034	653	679
2.503% due 12/01/2032	166	167
2.508% due 06/01/2030	2	2
2.518% due 09/01/2035	657	701
2.523% due 03/01/2035	268	287
2.525% due 08/01/2033	642	678
2.530% due 07/01/2017	6	6
2.544% due 04/01/2035	47	50
2.565% due 08/01/2037	654	684
2.580% due 03/01/2036	167	171
2.625% due 03/01/2034 - 06/01/2034	239	247
2.633% due 12/01/2030	4	5
2.685% due 12/01/2018	6	6
2.720% due 07/01/2019	4	4
2.753% due 07/01/2019	7	7
2.791% due 04/01/2033	268	269
2.971% due 09/01/2035	351	374
2.988% due 05/01/2036	429	448
2.990% due 09/01/2017 - 08/01/2024	13	13
3.000% due 12/01/2018	5	6
3.022% due 03/01/2030	699	725
3.075% due 01/01/2018	5	5
3.076% due 08/25/2042	53	57
3.215% due 09/01/2018	9	9
3.270% due 05/01/2036	135	142
3.310% due 02/25/2032	89	92
3.803% due 05/01/2036	136	143
4.000% due 08/25/2018	10	11
4.240% due 06/01/2021	16	16
4.500% due 09/25/2018	28	29
5.000% due 09/25/2016	10	10
5.240% due 03/01/2038	103	107
5.500% due 03/25/2017 - 08/25/2020	33	35
5.854% due 12/25/2042	201	228
6.000% due 02/25/2017 - 08/25/2044	116	127
6.250% due 05/25/2042	47	52
6.454% due 11/01/2047	383	389
6.500% due 07/25/2021 - 01/25/2044	1,136	1,283
6.514% due 09/01/2024	559	591
6.700% due 10/01/2047	123	126
7.000% due 10/01/2015 - 02/25/2044	169	190
7.500% due 05/01/2028 - 05/25/2042	59	65
8.000% due 08/25/2022 - 10/01/2026	170	190
9.000% due 03/25/2020 - 01/01/2026	103	110
9.500% due 07/01/2021	13	13
Freddie Mac
0.430% due 08/25/2031	786	769
0.450% due 09/25/2031	457	429
0.461% due 03/15/2036	9	9
0.511% due 10/15/2028 - 03/15/2029	134	136
0.520% due 06/25/2029	126	115
0.561% due 07/15/2026 - 01/15/2033	270	272
0.570% due 05/25/2043	1,551	1,541
0.611% due 03/15/2024 - 08/15/2029	279	281
0.661% due 05/15/2023 - 01/15/2032	315	318

0.711% due 08/15/2029 - 03/15/2032	268	272
0.761% due 08/15/2022 - 12/15/2031	391	396
0.861% due 04/15/2022	29	29
1.315% due 10/25/2044 - 02/25/2045	1,209	1,223
1.515% due 07/25/2044	5,549	5,583
1.693% due 09/01/2037	393	402
1.881% due 12/01/2035	77	81
1.913% due 02/01/2019	32	33
1.926% due 01/01/2030	73	75
1.971% due 03/01/2035	82	85
2.040% due 09/01/2034 - 01/01/2037	225	231
2.100% due 08/01/2033	43	45
2.136% due 04/01/2036	414	418
2.165% due 08/01/2035	242	248
2.166% due 08/01/2035	10	11
2.200% due 10/01/2027	19	20
2.230% due 11/01/2036	703	740
2.231% due 08/01/2035	379	398
2.235% due 07/01/2036	1	1
2.241% due 06/01/2036	90	92
2.250% due 11/01/2029 - 02/01/2037	108	110
2.260% due 07/01/2035	214	228
2.261% due 05/01/2035	298	318
2.266% due 03/01/2030 - 09/01/2034	137	141
2.271% due 09/01/2035	29	31
2.280% due 07/01/2035	12	13
2.282% due 11/01/2024	39	39
2.290% due 09/01/2035 - 07/01/2036	693	724
2.295% due 09/01/2037	602	638
2.325% due 07/01/2033	36	36
2.328% due 08/01/2036	58	59
2.330% due 12/01/2036	124	133
2.335% due 02/01/2035	95	100
2.340% due 09/01/2035	20	21
2.350% due 09/01/2030 - 05/01/2035	728	766
2.368% due 12/01/2024 - 01/01/2036	199	205
2.370% due 06/01/2035 - 02/01/2036	177	191
2.374% due 03/01/2032	183	194
2.375% due 04/01/2032 - 11/01/2036	1,030	1,094
2.380% due 03/01/2036	470	501
2.388% due 01/01/2030	186	195
2.405% due 09/01/2034 - 11/01/2036	935	990
2.411% due 04/01/2035	136	139
2.420% due 04/01/2036	34	35
2.439% due 01/01/2034 - 11/01/2034	1,473	1,554
2.449% due 01/01/2035	22	24
2.457% due 09/01/2034	169	174
2.461% due 06/01/2035	6	6
2.480% due 09/01/2035	114	117
2.482% due 04/01/2034	11	12
2.483% due 12/01/2034	24	26
2.492% due 02/01/2036	60	65
2.493% due 09/01/2035	139	149
2.498% due 02/01/2036	14	15
2.500% due 03/01/2035	246	252
2.505% due 01/01/2035	86	87
2.515% due 12/01/2035	52	55
2.585% due 08/01/2037	525	553
2.586% due 01/01/2037	9	10
2.610% due 02/01/2036	30	33
2.629% due 08/01/2023	14	15
2.653% due 02/01/2035	705	758
2.667% due 10/01/2035	412	437
2.712% due 03/01/2035	140	151
2.735% due 12/01/2034	22	22
2.889% due 07/01/2019	3	3
2.965% due 01/01/2027	330	345
3.500% due 03/15/2018	2	2
3.616% due 04/01/2030	648	687
3.996% due 09/01/2030	338	355
4.500% due 03/15/2021 - 04/15/2032	310	342
5.128% due 08/01/2035	63	67
5.500% due 05/15/2017 - 10/15/2032	37	40
5.669% due 03/01/2036	14	14
6.000% due 09/15/2016 - 05/01/2035	131	144
6.010% due 09/01/2036	407	417
6.049% due 07/01/2037	585	626
6.250% due 12/15/2023	11	13
7.000% due 06/01/2017 - 07/15/2027	106	120
8.500% due 11/15/2021	137	156
Ginnie Mae
0.361% due 01/16/2031	26	26
0.515% due 06/20/2032	52	52
0.561% due 03/16/2029 - 02/16/2032	154	154
0.611% due 03/16/2031	51	51
0.661% due 04/16/2030 - 04/16/2032	113	114

1.625% due 07/20/2026 - 04/20/2033	2,051	2,129
2.000% due 02/20/2025	13	14

Total U.S. Government Agencies (Cost $67,962)		70,219

MORTGAGE-BACKED SECURITIES 48.1%
Adjustable Rate Mortgage Trust
0.420% due 10/25/2035	24	22
0.910% due 02/25/2035	356	358
2.310% due 01/25/2035	1,694	1,691
2.395% due 01/25/2035	857	861
2.622% due 11/25/2035 ^	474	408
2.677% due 03/25/2035	84	83
American Home Mortgage Investment Trust
0.460% due 02/25/2045	3,941	3,922
1.832% due 09/25/2045	1,665	1,612
1.951% due 09/25/2035	10,995	10,900
2.069% due 10/25/2034	323	325
2.332% due 02/25/2045	1,119	1,118
BAMLL Re-REMIC Trust
5.383% due 11/15/2016	1,222	1,274
Banc of America Alternative Loan Trust
6.000% due 04/25/2036	582	601
Banc of America Commercial Mortgage Trust
5.356% due 10/10/2045	2,650	2,776
5.361% due 02/10/2051	6,939	7,504
5.622% due 04/10/2049	270	270
Banc of America Funding Ltd
0.374% due 11/03/2041	17,984	17,793
0.414% due 10/03/2039	4,764	4,702
Banc of America Funding Trust
2.486% due 11/20/2034	2,990	2,859
2.620% due 11/20/2035 ^	305	271
2.686% due 03/20/2035	58	58
Banc of America Mortgage Trust
2.641% due 09/25/2033	6,325	6,313
2.688% due 02/25/2034	977	981
2.691% due 04/25/2034	216	215
2.695% due 11/25/2034	37	37
2.705% due 09/25/2033	277	275
2.730% due 05/25/2033	694	695
2.730% due 10/25/2034	41	41
2.731% due 10/25/2033	919	928
2.750% due 01/25/2035	150	148
2.775% due 01/25/2034	145	146
2.780% due 11/25/2033	175	175
3.030% due 02/25/2033	222	220
4.961% due 10/25/2035	211	205
5.000% due 12/25/2018	22	22
6.500% due 09/25/2033	370	383
BCAP LLC Trust
0.272% due 07/26/2036	732	731
0.285% due 06/26/2037	2,726	2,632
0.345% due 12/21/2046	308	308
0.365% due 02/26/2036	6,923	6,618
2.017% due 12/26/2036	2,742	2,741
2.100% due 05/26/2037	1,880	1,881
2.119% due 07/26/2037	682	682
2.301% due 02/26/2037	676	678
2.354% due 11/26/2035	4,921	4,893
2.362% due 05/26/2036	216	217
2.407% due 06/26/2037	560	559
2.537% due 10/26/2035	1,360	1,364
2.540% due 10/26/2035	2,559	2,582
2.581% due 05/26/2037	1,196	1,204
2.584% due 03/26/2037	1,105	1,112
2.607% due 07/26/2036	1,652	1,660
2.611% due 10/26/2036	791	789
2.617% due 05/20/2035	2,614	2,632
2.650% due 02/26/2036	9,048	9,055
2.712% due 04/26/2037	3,733	3,695
2.955% due 05/26/2047	2,085	2,083
2.995% due 04/26/2037	603	605
4.568% due 07/26/2037	1,105	1,122
5.250% due 06/26/2035	3,694	3,859
5.500% due 12/26/2035	2,187	2,226
5.500% due 02/26/2036	2,984	3,086
6.000% due 08/26/2037	1,176	1,189
6.500% due 02/26/2036	5,645	5,554
BCRR Trust
5.796% due 08/17/2045	7,690	8,195
Bear Stearns Adjustable Rate Mortgage Trust
2.133% due 10/25/2033	1	1
2.228% due 04/25/2033	28	28
2.354% due 02/25/2033	8	8

2.395% due 10/25/2033	41	42
2.430% due 10/25/2035	2,404	2,378
2.437% due 08/25/2033	326	332
2.499% due 01/25/2033	2,471	2,497
2.500% due 08/25/2033	2,993	3,021
2.504% due 04/25/2033	234	238
2.522% due 01/25/2035	120	116
2.532% due 10/25/2034	3,430	3,059
2.579% due 10/25/2034	70	69
2.580% due 03/25/2035	1,459	1,477
2.634% due 05/25/2033	1	1
2.645% due 02/25/2034	167	167
2.647% due 05/25/2034	2,066	1,991
2.653% due 05/25/2034	1,626	1,594
2.657% due 01/25/2035	132	132
2.660% due 11/25/2034	1,541	1,550
2.668% due 02/25/2033	12	11
2.686% due 01/25/2034	736	739
2.710% due 10/25/2035	846	847
2.732% due 01/25/2034	273	281
2.796% due 02/25/2034	987	952
2.920% due 12/25/2035	558	562
2.957% due 07/25/2034	109	109
2.970% due 01/25/2035	3,553	3,589
Bear Stearns ALT-A Trust
0.330% due 02/25/2034	799	722
0.510% due 08/25/2036	14	10
2.554% due 05/25/2035	119	115
2.590% due 11/25/2036	600	416
Bear Stearns Commercial Mortgage Securities Trust
5.317% due 02/11/2044	8,345	8,917
5.435% due 03/11/2039	11,086	11,459
8.304% due 10/15/2032	685	689
Chase Mortgage Finance Trust
2.426% due 12/25/2035 ^	120	110
2.455% due 12/25/2035 ^	192	176
2.464% due 02/25/2037	4,764	4,773
2.535% due 02/25/2037	2,165	2,032
Citigroup Mortgage Loan Trust, Inc.
0.970% due 08/25/2035 ^	657	568
1.930% due 09/25/2035	4,509	4,397
1.994% due 08/25/2034	12	12
2.280% due 09/25/2035	8,570	8,595
2.540% due 05/25/2035	300	298
2.540% due 11/25/2035	789	783
2.623% due 03/25/2034	86	85
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	309	257
Countrywide Alternative Loan Trust
0.370% due 06/25/2037	2,760	2,300
0.935% due 09/25/2034	2,688	2,646
1.588% due 08/25/2035	5,267	4,981
2.631% due 06/25/2037	1,115	265
4.821% due 10/25/2035 ^	204	170
Countrywide Home Loan Mortgage Pass-Through Trust
0.520% due 08/25/2035	297	231
0.710% due 02/25/2035	348	331
2.323% due 08/25/2034	2,212	1,959
2.330% due 02/20/2036	75	64
2.350% due 04/20/2035	2,344	2,372
2.418% due 11/25/2034	4,642	4,426
2.423% due 12/25/2033	240	241
2.424% due 06/20/2035	394	379
2.457% due 08/25/2034	3,365	3,265
2.522% due 11/19/2033	91	90
2.542% due 08/25/2033	340	321
2.741% due 11/19/2033	25	24
5.500% due 10/25/2035	520	477
5.500% due 11/25/2035	468	453
Credit Suisse First Boston Mortgage Securities Corp.
1.928% due 07/25/2033	100	97
2.248% due 07/25/2033	528	525
2.295% due 03/25/2034	40	40
2.368% due 10/25/2033	1,003	1,017
2.516% due 01/25/2034	1,452	1,442
2.528% due 11/25/2032	21	21
2.706% due 11/25/2034	2,122	2,192
6.500% due 04/25/2033	91	93
Credit Suisse Mortgage Capital Certificates
4.568% due 07/26/2037	11,079	11,297
5.695% due 09/15/2040	300	321
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	111	114
5.250% due 06/25/2035	389	398
Deutsche ALT-B Securities, Inc.
0.270% due 10/25/2036 ^	12	7

Deutsche Mortgage & Asset Receiving Corp.
1.257% due 07/27/2045	16,226	16,058
First Horizon Alternative Mortgage Securities Trust
2.188% due 08/25/2034	830	822
2.240% due 09/25/2035	103	91
2.250% due 07/25/2035	330	266
First Horizon Mortgage Pass-Through Trust
0.440% due 02/25/2035	178	161
0.657% due 02/25/2035	990	925
2.525% due 08/25/2035	3,394	3,251
2.573% due 04/25/2035	1,066	1,053
First Republic Bank Mortgage Pass-Through Certificates
0.650% due 06/25/2030	250	251
First Republic Mortgage Loan Trust
0.511% due 11/15/2031	236	221
0.961% due 11/15/2032	322	310
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049	5,088	5,468
GMAC Commercial Mortgage Securities, Inc.
6.481% due 09/15/2033	6,627	6,832
GMAC Mortgage Corp. Loan Trust
2.849% due 11/19/2035	405	391
GS Mortgage Securities Trust
1.911% due 07/15/2031	10,000	10,017
GSR Mortgage Loan Trust
0.360% due 08/25/2046	875	846
0.520% due 01/25/2034	513	495
1.890% due 03/25/2033	27	26
2.093% due 06/25/2034	259	252
2.216% due 06/25/2034	29	27
2.536% due 09/25/2034	7,986	7,603
2.617% due 05/25/2035	246	229
2.639% due 08/25/2034	204	198
6.000% due 03/25/2032	10	11
HarborView Mortgage Loan Trust
0.354% due 02/19/2046	1,398	1,222
0.384% due 05/19/2035	90	75
2.117% due 08/19/2034	2,684	2,505
2.179% due 06/19/2034	4,844	4,820
2.483% due 05/19/2033	906	910
Impac CMB Trust
0.690% due 04/25/2035	1,950	1,795
0.810% due 08/25/2035	2,731	2,457
IndyMac Adjustable Rate Mortgage Trust
1.707% due 01/25/2032	55	53
IndyMac Mortgage Loan Trust
0.360% due 09/25/2046	707	608
0.950% due 05/25/2034	178	167
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036 ^	18	18
JPMorgan Chase Commercial Mortgage Securities Trust
5.698% due 02/12/2049	9,678	10,476
JPMorgan Mortgage Trust
1.990% due 11/25/2033	44	44
2.198% due 12/25/2034	1,989	1,992
2.227% due 07/25/2035	14,778	14,702
2.318% due 12/25/2034	63	63
2.354% due 11/25/2035	498	477
2.364% due 09/25/2034	3	3
2.430% due 11/25/2033	82	83
2.481% due 04/25/2035	1,792	1,802
2.568% due 10/25/2035	798	803
2.576% due 07/25/2035	1,009	976
2.581% due 07/25/2035	1,052	1,055
2.596% due 04/25/2035	690	697
2.636% due 02/25/2035	1,925	1,892
5.238% due 07/25/2035	79	79
JPMorgan Resecuritization Trust
2.564% due 08/27/2037	4,965	5,041
LB-UBS Commercial Mortgage Trust
4.836% due 02/15/2040	2,000	2,001
MASTR Adjustable Rate Mortgages Trust
2.237% due 02/25/2034	405	397
2.476% due 01/25/2036	327	327
2.488% due 07/25/2034	2,855	2,807
2.491% due 08/25/2034	4,659	4,621
2.555% due 09/25/2033	849	852
2.610% due 08/25/2034	1,270	1,260
2.639% due 11/21/2034	2,588	2,630
2.672% due 01/25/2034	56	55
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,060	1,107
Merrill Lynch Mortgage Investors Trust
0.630% due 04/25/2029	2,449	2,351
0.790% due 08/25/2028	137	132
0.830% due 06/25/2028	398	384

0.830% due 09/25/2029	2,198	2,195
1.149% due 03/25/2028	741	696
2.124% due 04/25/2029	1,409	1,394
2.127% due 04/25/2035	1,472	1,435
2.161% due 12/25/2034	314	311
2.457% due 09/25/2033	28	28
2.472% due 02/25/2035	353	353
2.476% due 06/25/2035	1,199	1,172
2.605% due 02/25/2034	100	95
Morgan Stanley Capital Trust
5.447% due 02/12/2044	7,113	7,592
Morgan Stanley Mortgage Loan Trust
0.240% due 01/25/2047	371	371
0.440% due 09/25/2035	5,549	5,512
0.490% due 01/25/2035	2,082	1,994
2.375% due 02/25/2034	8	8
Morgan Stanley Re-REMIC Trust
5.796% due 08/12/2045	21,899	23,603
Nomura Asset Acceptance Corp.
0.950% due 10/25/2034	6	6
2.655% due 10/25/2035	83	76
3.218% due 05/25/2035	130	131
PNC Mortgage Acceptance Corp.
5.910% due 03/12/2034	6,752	6,941
Prime Mortgage Trust
0.570% due 02/25/2019	1	1
0.570% due 02/25/2034	89	84
5.000% due 08/25/2034	106	109
6.000% due 02/25/2034	37	39
Provident Funding Mortgage Loan Trust
2.504% due 05/25/2035	93	93
RBSSP Resecuritization Trust
0.490% due 08/26/2045	536	502
Residential Accredit Loans, Inc. Trust
0.570% due 01/25/2033	139	137
0.600% due 02/25/2033	301	294
3.056% due 04/25/2035 ^	5	1
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	89	94
7.500% due 12/25/2031	623	654
Residential Asset Securitization Trust
3.750% due 10/25/2018	7	7
5.250% due 04/25/2034	282	294
Residential Funding Mortgage Securities, Inc. Trust
3.820% due 02/25/2036 ^	290	259
6.500% due 03/25/2032	25	26
Royal Bank of Scotland Capital Funding Trust
5.420% due 01/16/2049	508	533
6.068% due 09/17/2039	9,998	10,872
Sequoia Mortgage Trust
0.579% due 03/20/2035	717	644
0.830% due 05/20/2034	2,439	2,343
0.925% due 04/20/2033	90	90
0.965% due 10/20/2027	333	327
1.883% due 07/20/2034	69	68
Silver Oak Ltd.
1.697% due 06/21/2018	19,000	19,245
Structured Adjustable Rate Mortgage Loan Trust
0.410% due 03/25/2035	231	195
0.470% due 09/25/2034	288	190
0.610% due 08/25/2035	1,479	1,390
2.390% due 06/25/2034	1,455	1,467
2.414% due 08/25/2034	2,851	2,838
2.415% due 09/25/2034	7,568	7,623
2.455% due 08/25/2034	1,682	1,634
2.457% due 07/25/2034	950	951
2.511% due 03/25/2034	405	400
Structured Asset Mortgage Investments Trust
0.844% due 11/19/2033	113	107
0.844% due 05/19/2035	486	476
0.864% due 03/19/2034	233	231
0.864% due 12/19/2034	7,528	7,522
0.864% due 02/19/2035	7,235	7,019
1.004% due 02/19/2033	508	490
1.104% due 05/19/2035	2,199	2,130
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.839% due 05/25/2032	14	14
2.116% due 07/25/2032	18	17
2.345% due 06/25/2033	4,882	4,716
2.369% due 03/25/2033	434	434
2.398% due 09/25/2033	144	142
2.477% due 11/25/2033	132	131
Thornburg Mortgage Securities Trust
0.810% due 09/25/2043	2,259	2,173
0.910% due 09/25/2044	1,939	1,890
2.246% due 04/25/2045	3,342	3,365

WaMu Mortgage Pass-Through Certificates
0.440% due 07/25/2045	3,635	3,396
0.460% due 07/25/2045	12,714	11,968
WaMu Mortgage Pass-Through Certificates Trust
0.390% due 08/25/2046 ^	672	99
0.400% due 04/25/2045	6,512	6,103
0.430% due 11/25/2045	9,644	8,919
0.440% due 12/25/2045	5,033	4,687
0.460% due 10/25/2045	6,345	5,862
0.460% due 12/25/2045	5,291	4,819
0.480% due 01/25/2045	6,593	6,140
0.490% due 08/25/2045	456	437
0.570% due 01/25/2045	2,608	2,502
0.590% due 07/25/2044	995	960
0.678% due 10/25/2044	614	576
0.890% due 11/25/2034	6,696	6,478
1.113% due 08/25/2046	134	114
1.313% due 11/25/2042	267	260
1.513% due 08/25/2042	26	24
1.513% due 04/25/2044	1,492	1,483
2.163% due 08/25/2046	2,978	2,706
2.163% due 09/25/2046	7,780	7,154
2.163% due 11/25/2046	2,362	2,165
2.301% due 02/25/2037 ^	594	513
2.331% due 10/25/2035	2,161	503
2.390% due 08/25/2033	1,533	1,133
2.391% due 09/25/2035	1,000	966
2.419% due 10/25/2033	589	603
2.419% due 03/25/2034	1,710	1,718
Washington Mutual Mortgage Pass-Through Certificates Trust
1.770% due 02/25/2031	1	1
2.026% due 02/25/2033	34	33
2.225% due 02/25/2033	41	41
2.328% due 11/25/2030	222	222
2.339% due 01/25/2035	2,852	2,831
2.405% due 06/25/2033	61	62
7.000% due 03/25/2034	126	133
Wells Fargo Mortgage-Backed Securities Trust
0.670% due 07/25/2037	521	444
2.481% due 12/25/2033	149	149
2.490% due 01/25/2034	211	211
2.491% due 09/25/2033	35	35
2.491% due 01/25/2034	129	129
2.506% due 10/25/2033	55	55
2.589% due 08/25/2033	602	615
2.592% due 06/25/2035	106	107
2.599% due 02/25/2034	749	762
2.600% due 04/25/2036 ^	30	29
2.607% due 06/25/2034	123	124
2.607% due 04/25/2036	3,511	3,503
2.609% due 04/25/2035	420	426
2.612% due 12/25/2034	545	550
2.612% due 03/25/2036	3,008	3,003
2.614% due 06/25/2035	1,867	1,880
2.615% due 12/25/2033	232	233
2.615% due 09/25/2034	330	336
2.616% due 01/25/2035	1,047	1,068
2.618% due 09/25/2034	1,150	1,175
2.627% due 05/25/2034	23	24
5.220% due 10/25/2035	163	162
5.357% due 08/25/2035	68	69
6.000% due 09/25/2036	112	109
Wells Fargo Re-REMIC Trust
5.720% due 05/16/2017	9,000	9,776

Total Mortgage-Backed Securities (Cost $628,694)		635,210

ASSET-BACKED SECURITIES 29.1%
Accredited Mortgage Loan Trust
0.930% due 01/25/2034	208	172
ACE Securities Corp.
0.370% due 02/25/2036	15,578	15,480
2.795% due 06/25/2033 ^	990	981
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.760% due 11/25/2034	1,460	1,460
1.505% due 02/25/2033	1,172	1,117
Amortizing Residential Collateral Trust
1.170% due 10/25/2034	7,216	7,141
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.510% due 11/25/2035	1,521	1,471
1.190% due 01/25/2034	586	568
Asset-Backed Funding Certificates Trust
0.790% due 04/25/2034	10,110	10,030
Bear Stearns Asset-Backed Securities Trust
0.225% due 12/25/2036 ^	2	2

0.565% due 12/25/2035	1,117	1,099
0.590% due 07/25/2036	3,087	3,051
1.170% due 11/25/2042	362	346
1.370% due 10/25/2034	5,766	5,750
2.930% due 10/25/2036	2,991	2,400
2.931% due 10/25/2036	2,270	2,228
Bear Stearns Second Lien Trust
1.370% due 12/25/2036	21,100	17,973
Capital Trust Re CDO Ltd.
5.267% due 06/25/2035	2,550	2,569
Carrington Mortgage Loan Trust
0.270% due 06/25/2037	576	572
0.350% due 02/25/2036	186	181
Citigroup Mortgage Loan Trust, Inc.
0.600% due 07/25/2035	1,161	1,154
0.620% due 07/25/2044	83	83
Commercial Industrial Finance Corp.
1.383% due 08/14/2024	5,000	4,997
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	441	450
Conseco Financial Corp.
6.240% due 12/01/2028	287	298
Countrywide Asset-Backed Certificates Trust
0.415% due 05/25/2036	466	466
0.630% due 09/25/2034	190	187
Credit Suisse First Boston Mortgage Securities Corp.
0.855% due 07/25/2032	1	1
1.820% due 05/25/2043	2,661	2,520
Credit-Based Asset Servicing and Securitization LLC
6.280% due 05/25/2035	815	815
EFS Volunteer LLC
1.035% due 07/26/2027	1,703	1,712
EquiFirst Mortgage Loan Trust
1.286% due 09/25/2033	203	196
FBR Securitization Trust
0.895% due 11/25/2035	3,853	3,838
0.915% due 09/25/2035	2	1
Fremont Home Loan Trust
1.190% due 06/25/2035	590	581
Gallatin CLO Ltd.
1.501% due 07/15/2023	18,000	17,975
GSAMP Trust
1.005% due 01/25/2045	1,078	983
GSRPM Mortgage Loan Trust
0.680% due 03/25/2035	6,054	5,987
Home Equity Asset Trust
0.755% due 11/25/2032	8	7
Home Equity Mortgage Trust
5.821% due 04/25/2035	778	799
HSBC Home Equity Loan Trust
0.345% due 01/20/2036	1,176	1,171
HSI Asset Securitization Corp. Trust
0.220% due 10/25/2036	11	6
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.620% due 08/25/2035	866	858
0.690% due 10/25/2035	1,600	970
6.372% due 05/25/2033	850	861
Irwin Whole Loan Home Equity Trust
0.710% due 07/25/2032	48	45
JPMorgan Mortgage Acquisition Corp.
0.600% due 12/25/2035	16,793	15,715
Lehman XS Trust
0.305% due 04/25/2037 ^	5,612	4,150
Long Beach Mortgage Loan Trust
0.640% due 08/25/2035	1,339	1,331
0.730% due 10/25/2034	940	881
0.870% due 03/25/2032	56	51
0.995% due 06/25/2035	11,809	11,749
1.025% due 07/25/2034	890	863
Merrill Lynch Mortgage Investors Trust
0.530% due 09/25/2036	232	221
Morgan Stanley ABS Capital, Inc. Trust
0.630% due 06/25/2034	175	175
1.370% due 06/25/2033	2,323	2,274
Morgan Stanley Dean Witter Capital, Inc. Trust
1.520% due 02/25/2033	261	250
Morgan Stanley Structured Trust
0.250% due 06/25/2037	1,847	1,828
National Collegiate Student Loan Trust
0.410% due 11/27/2028	15,678	15,367
0.450% due 04/25/2029	3,400	3,313
Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0
Nelnet Student Loan Trust
0.354% due 04/25/2031	2,000	1,958

New Century Home Equity Loan Trust
0.660% due 07/25/2035	533	512
NovaStar Mortgage Funding Trust
0.540% due 01/25/2036	2,174	2,143
OneMain Financial Issuance Trust
2.470% due 09/18/2024	27,000	27,106
Option One Mortgage Loan Trust Asset-Backed Certificates
0.810% due 07/25/2033	222	207
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.280% due 12/25/2034	5,000	4,978
Renaissance Home Equity Loan Trust
0.870% due 08/25/2032	10	9
1.270% due 09/25/2037	4,439	2,616
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	1,615	1,485
Residential Asset Securities Corp. Trust
0.650% due 08/25/2035	2,000	1,918
5.120% due 12/25/2033	589	549
Securitized Asset-Backed Receivables LLC Trust
0.450% due 08/25/2035	6,843	6,765
SLM Private Credit Student Loan Trust
0.421% due 03/15/2024	4,530	4,491
SLM Private Education Loan Trust
3.411% due 05/16/2044	2,341	2,478
SLM Student Loan Trust
0.564% due 04/25/2025	13,700	13,693
0.614% due 01/27/2025	5,020	4,875
0.614% due 04/25/2025	13,618	12,657
0.701% due 09/16/2024	16,100	15,848
0.771% due 03/17/2025	3,958	3,886
0.791% due 03/15/2024	13,700	13,366
1.080% due 03/15/2028	8,050	8,011
Soundview Home Loan Trust
1.470% due 11/25/2033	183	182
Specialty Underwriting & Residential Finance Trust
0.850% due 01/25/2034	50	43
Spirit Master Funding LLC
5.370% due 07/20/2040	20,000	21,881
5.760% due 03/20/2042	23,362	26,078
SpringCastle America Funding LLC
2.700% due 05/25/2023	25,058	25,057
Trapeza CDO Ltd.
0.976% due 11/16/2034	1,000	750
Truman Capital Mortgage Loan Trust
0.920% due 12/25/2032	273	275

Total Asset-Backed Securities (Cost $386,903)		383,537

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (b) 0.1%		1,290

U.S. TREASURY BILLS 0.3%
0.035% due 01/08/2015 - 04/23/2015 (a)(e)(g)	3,886	3,886

Total Short-Term Instruments (Cost $5,176)		5,176

Total Investments in Securities (Cost $1,109,639)		1,115,626

	SHARES
INVESTMENTS IN AFFILIATES 15.9%
SHORT-TERM INSTRUMENTS 15.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.9%
PIMCO Short-Term Floating NAV Portfolio	1,418	14
PIMCO Short-Term Floating NAV Portfolio III	21,229,943	210,431

Total Short-Term Instruments (Cost $211,754)		210,445

Total Investments in Affiliates (Cost $211,754)		210,445

Total Investments 100.4% (Cost $1,321,393)		$1,326,071
Financial Derivative Instruments (d)(f) (0.2%) (Cost or Premiums, net $(3,131))		(3,006)
Other Assets and Liabilities, net (0.2%)		(2,454)

Net Assets 100.0%		$1,320,611

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$1,290	Fannie Mae 2.260% due 10/17/2022	$(1,320)	$1,290	$1,290

Total Repurchase Agreements						$(1,320)	$1,290	$1,290

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
RDR	0.420%	12/23/2014	01/23/2015	$(5,074)	$(5,075)

Total Reverse Repurchase Agreements					$(5,075)

(2)	As of December 31, 2014 there were no open sale-buyback transactions. The average amount of borrowings outstanding during the period ended December 31, 2014 was $678 at a weighted average interest rate of 0.548%.

(c)	Securities with an aggregate market value of $5,310 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	0.750%	06/19/2016	$23,800	$(43)	$54	$0	$(2)
Receive	3-Month USD-LIBOR	0.750%	06/19/2017	54,600	444	264	0	(1)
Receive	3-Month USD-LIBOR	2.250%	12/17/2019	32,800	(788)	(603)	0	(26)
Receive	3-Month USD-LIBOR	2.750%	06/19/2043	7,900	(95)	(916)	0	(10)

					$(482)	$(1,201)	$0	$(39)

Total Swap Agreements					$(482)	$(1,201)	$0	$(39)

(e)	Securities with an aggregate market value of $553 and cash of $1,102 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

(f)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

								Swap Agreements, at Value (5)
Counterparty	Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
GST	Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	(2.500%	)	10/11/2021	$2,000	$0	$89	$89	$0
JPM	Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	(1.750%	)	07/20/2018	2,500	0	39	39	0

						$0	$128	$128	$0

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
JPM	HSBC Finance Corp.	(0.220%)	06/20/2016	0.116%	$3,000	$0	$(5)	$0	$(5)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at December 31, 2014 (3)	Notional Amount (4)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
BOA	MetLife, Inc.	1.000%	09/20/2015	0.084%	$2,600	$(175)	$193	$18	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.IG-7 10-Year Index 15-30%	0.145%	12/20/2016	$25,000	$0	$(6)	$0	$(6)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	23,000	(428)	(49)	0	(477)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	23,000	(662)	(55)	0	(717)
DUB	CDX.IG-7 10-Year Index 15-30%	0.157%	12/20/2016	25,000	0	0	0	0
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	8,285	(28)	14	0	(14)
	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	30,000	(524)	(101)	0	(625)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	10,000	(338)	26	0	(312)
GST	CDX.IG-7 10-Year Index 15-30%	0.153%	12/20/2016	25,000	0	(2)	0	(2)
	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	69,333	(226)	101	0	(125)
MYC	CMBX.NA.AAA.6 Index	0.500%	05/11/2063	10,000	(193)	(14)	0	(207)
	CMBX.NA.AAA.7 Index	0.500%	01/17/2047	20,000	(557)	(66)	0	(623)

					$(2,956)	$(152)	$0	$(3,108)

Total Swap Agreements					$(3,131)	$164	$146	$(3,113)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Securities with an aggregate market value of $3,333 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$12,297	$0	$12,297
Industrials	0	0	9,187	9,187
U.S. Government Agencies	0	70,219	0	70,219
Mortgage-Backed Securities	0	610,083	25,127	635,210
Asset-Backed Securities	0	308,472	75,065	383,537
Short-Term Instruments
Repurchase Agreements	0	1,290	0	1,290
U.S. Treasury Bills	0	3,886	0	3,886
	$0	$1,006,247	$109,379	$1,115,626

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$210,445	$0	$0	$210,445

Total Investments	$210,445	$1,006,247	$109,379	$1,326,071

Financial Derivative Instruments - Assets
Over the counter	$0	$146	$0	$146

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(39)	0	(39)
Over the counter	0	(3,113)	0	(3,113)

	$0	$(3,152)	$0	$(3,152)

Totals	$210,445	$1,003,241	$109,379	$1,323,065

There were no significant transfers between Level 1 and 2 during the period ended December 31, 2014.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2014:

Category and Subcategory	Beginning Balance at 03/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2014	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2014 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$11,105	$0	$(1,513)	$(33)	$(54)	$(318)	$0	$0	$9,187	$(220)
U.S. Government Agencies	203	0	(208)	1	9	(5)	0	0	0	0
Mortgage-Backed Securities	0	34,375	(9,317)	8	108	(47)	0	0	25,127	(46)
Asset-Backed Securities	0	74,757	(154)	(43)	(16)	521	0	0	75,065	520

Totals	$11,308	$109,132	$(11,192)	$(67)	$47	$151	$0	$0	$109,379	$254

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2014	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$9,187	Third Party Vendor	Broker Quote	107.00 - 108.00
U.S. Government Agencies	0	Benchmark Pricing	Base Price	98.97
Mortgage-Backed Securities	25,127	Benchmark Pricing	Base Price	96.61 - 99.95
Asset-Backed Securities	75,065	Third Party Vendor	Broker Quote	100.39 - 111.63

Total	$109,379

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2014 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO U.S. Government Sector Portfolio

December 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.1%
CORPORATE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	$250	$266

Total Corporate Bonds & Notes (Cost $251)		266

MUNICIPAL BONDS & NOTES 0.1%
IOWA 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,635	1,635

NEW YORK 0.0%
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	1,100	1,224

Total Municipal Bonds & Notes (Cost $2,737)		2,859

U.S. GOVERNMENT AGENCIES 28.5%
Egypt Government AID Bond
4.450% due 09/15/2015	35,000	36,011
Fannie Mae
0.215% due 12/25/2036	796	785
0.290% due 03/25/2034	776	773
0.300% due 03/25/2036	553	529
0.390% due 07/25/2032	649	634
0.410% due 06/25/2033	305	295
0.430% due 06/25/2032	1	1
0.490% due 03/25/2032	416	396
0.500% due 03/30/2016	46,000	45,982
0.510% due 11/25/2032	2	2
0.520% due 05/25/2042	322	323
0.620% due 08/25/2021 - 03/25/2022	27	27
0.770% due 08/25/2022	8	8
0.870% due 04/25/2022	16	17
1.070% due 04/25/2032	285	292
1.125% due 04/27/2017	100,000	100,617
1.315% due 02/01/2041 - 10/01/2044	6,199	6,373
1.515% due 11/01/2030	1	1
1.781% due 03/01/2035	934	986
1.917% due 11/01/2020	8	8
1.956% due 11/01/2035	313	331
1.970% due 02/01/2026	8	8
2.009% due 06/01/2021	537	562
2.042% due 11/01/2035	445	470
2.057% due 09/01/2033	2	2
2.125% due 12/01/2032	5	5
2.210% due 08/01/2036	277	297
2.244% due 05/01/2025	7	8
2.245% due 01/01/2036	3,501	3,748
2.250% due 03/15/2016 (d)	54,300	55,485
2.250% due 09/01/2022 - 10/01/2032	24	24
2.251% due 06/01/2032	1	1
2.266% due 12/01/2022	22	23
2.270% due 09/01/2028	6	6
2.277% due 07/01/2018	64	66
2.302% due 09/01/2031	40	41
2.362% due 12/01/2035	116	124
2.375% due 05/01/2022	7	7
2.393% due 12/01/2029	7	8
2.395% due 12/01/2029	21	21
2.400% due 12/01/2031 - 05/01/2032	6	7
2.597% due 12/01/2029	3	3
2.625% due 09/01/2017 - 01/01/2018	11	12
2.722% due 10/01/2025 - 03/01/2026	28	28
2.735% due 03/01/2018	6	6
3.625% due 06/01/2025	7	7
3.848% due 08/01/2028	11	11
4.000% due 05/01/2030 - 01/01/2045	9,559	10,225
4.500% due 04/01/2028 - 11/01/2029	988	1,072
4.936% due 09/01/2026	181	186
6.000% due 06/01/2037	128	145

Freddie Mac
0.410% due 07/25/2031	328	319
0.661% due 06/15/2030 - 12/15/2032	124	126
0.711% due 06/15/2031	58	59
0.861% due 02/15/2027	8	9
0.875% due 03/07/2018	47,600	47,045
1.000% due 03/08/2017	27,700	27,794
1.315% due 10/25/2044 - 02/25/2045	4,197	4,254
1.515% due 07/25/2044	2,038	2,051
1.783% due 08/01/2019	20	20
2.004% due 02/01/2024	29	30
2.134% due 07/01/2020	38	39
2.209% due 03/01/2035	313	324
2.221% due 06/01/2035	4,237	4,515
2.265% due 04/01/2027	4	4
2.333% due 05/01/2032	16	16
2.350% due 02/01/2032	4	5
2.354% due 12/01/2031	1	1
2.355% due 03/01/2025 - 02/01/2032	15	16
2.356% due 08/01/2031	2	2
2.375% due 12/01/2031	51	52
2.426% due 02/01/2035	1,591	1,699
2.492% due 07/01/2029	12	13
2.510% due 02/01/2018	10	11
2.557% due 01/01/2032	16	16
2.954% due 08/01/2020	11	11
3.792% due 02/01/2025	7	7
4.500% due 06/15/2035 - 09/15/2035	5,702	6,101
5.000% due 01/15/2034	8,580	9,321
5.400% due 03/17/2021	500	527
5.500% due 08/15/2030 - 10/01/2039	411	462
6.500% due 10/25/2043	928	1,073
Ginnie Mae
1.625% due 04/20/2023 - 04/20/2032	1,909	1,998
2.000% due 10/20/2024 - 05/20/2030	250	260
5.000% due 05/20/2034	33,626	36,402
Israel Government AID Bond
0.000% due 11/01/2024	133,000	101,795
5.500% due 09/18/2023	61,330	75,640
Residual Funding Corp. Strips
0.000% due 10/15/2019 - 01/15/2030	18,080	11,707
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	237	238
1.000% due 03/25/2025 - 07/25/2025	256	257
1.100% due 01/25/2019	196	197
4.500% due 03/01/2023	327	348
4.760% due 09/01/2025	10,618	11,343
4.770% due 04/01/2024	2,179	2,314
4.930% due 01/01/2024	1,847	1,984
5.240% due 08/01/2023	1,110	1,204
7.060% due 11/01/2019	162	178
7.220% due 11/01/2020	193	204
U.S. Department of Housing and Urban Development
5.190% due 08/01/2016	2,570	2,571

Total U.S. Government Agencies (Cost $573,227)		621,561

U.S. TREASURY OBLIGATIONS 70.7%
U.S. Treasury Bonds
5.500% due 08/15/2028 (d)	3,545	4,844
8.000% due 11/15/2021	44,700	62,189
8.125% due 05/15/2021	100,000	137,578
U.S. Treasury Notes
0.250% due 02/28/2015 (d)	6,095	6,097
1.250% due 09/30/2015 (d)	2,456	2,475
1.875% due 09/30/2017 (d)	20,191	20,657
2.125% due 09/30/2021 (b)	580,700	587,097
2.375% due 08/15/2024	23,500	23,923
2.500% due 05/15/2024 (b)	661,230	680,757
2.750% due 11/15/2023 (d)	15,200	15,995

Total U.S. Treasury Obligations (Cost $1,508,626)		1,541,612

MORTGAGE-BACKED SECURITIES 8.0%
Bear Stearns Adjustable Rate Mortgage Trust
2.405% due 04/25/2033	106	106
2.504% due 04/25/2033	216	220
2.597% due 04/25/2033	11	11
2.660% due 11/25/2034	1,742	1,752
2.668% due 02/25/2033	58	55
2.686% due 01/25/2034	475	477
Bear Stearns ALT-A Trust
0.330% due 02/25/2034	2,851	2,574
2.590% due 11/25/2036	29,506	20,482
2.653% due 11/25/2036	20,767	16,585

CBA Commercial Small Balance Commercial Mortgage
0.450% due 12/25/2036	1,109	924
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.420% due 08/25/2035	820	755
Citigroup Mortgage Loan Trust, Inc.
2.540% due 05/25/2035	1,499	1,489
Countrywide Alternative Loan Trust
0.330% due 02/25/2047	917	811
0.345% due 02/20/2047	8,868	6,617
0.350% due 05/25/2047	5,863	4,897
0.370% due 05/25/2036	259	212
0.375% due 03/20/2046	6,508	5,168
0.380% due 05/25/2035	1,191	1,016
0.450% due 12/25/2035	398	350
1.113% due 02/25/2036	522	475
5.500% due 03/25/2036	2,518	2,020
Countrywide Home Loan Mortgage Pass-Through Trust
0.400% due 05/25/2035	1,859	1,583
0.460% due 04/25/2035	384	319
0.500% due 02/25/2035	1,175	1,087
0.510% due 02/25/2035	726	658
2.362% due 09/20/2036 ^	7,579	6,628
2.435% due 04/25/2035	710	643
Credit Suisse First Boston Mortgage Securities Corp.
2.275% due 06/25/2032	26	21
Downey Savings & Loan Association Mortgage Loan Trust
0.424% due 08/19/2045	951	858
First Republic Bank Mortgage Pass-Through Certificates
0.650% due 06/25/2030	334	334
First Republic Mortgage Loan Trust
0.661% due 11/15/2030	354	318
Greenpoint Mortgage Funding Trust
0.610% due 06/25/2045	898	789
GSR Mortgage Loan Trust
2.574% due 04/25/2036	7,775	7,068
HarborView Mortgage Loan Trust
0.294% due 03/19/2037	2,172	1,854
0.384% due 05/19/2035	2,606	2,182
0.904% due 02/19/2034	228	226
Impac CMB Trust
1.170% due 07/25/2033	92	86
IndyMac Mortgage Loan Trust
0.490% due 02/25/2035	3,586	3,335
JPMorgan Mortgage Trust
2.581% due 07/25/2035	1,641	1,646
2.650% due 02/25/2036	1,995	1,817
MASTR Adjustable Rate Mortgages Trust
2.420% due 05/25/2034	352	344
MASTR Asset Securitization Trust
5.500% due 09/25/2033	149	156
Merrill Lynch Mortgage Investors Trust
1.832% due 12/25/2032	136	137
Morgan Stanley Mortgage Loan Trust
0.240% due 01/25/2047	223	223
Prime Mortgage Trust
5.000% due 02/25/2019	35	36
Residential Accredit Loans, Inc. Trust
0.470% due 08/25/2035	1,847	1,437
0.570% due 03/25/2033	728	724
1.473% due 09/25/2045	758	619
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	736	834
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	46	47
Sequoia Mortgage Trust
0.515% due 07/20/2033	1,590	1,504
0.635% due 07/20/2033	1,118	994
0.864% due 10/19/2026	857	847
Structured Adjustable Rate Mortgage Loan Trust
1.515% due 01/25/2035	624	503
Structured Asset Mortgage Investments Trust
0.390% due 05/25/2036	25,534	19,121
0.744% due 07/19/2034	330	327
0.864% due 03/19/2034	561	557
Structured Asset Securities Corp. Trust
2.619% due 10/28/2035	637	612
WaMu Mortgage Pass-Through Certificates Trust
0.430% due 11/25/2045	2,008	1,857
0.440% due 12/25/2045	1,135	1,097
0.843% due 01/25/2047	1,622	1,477
0.923% due 12/25/2046	3,347	3,160
1.093% due 06/25/2046	4,606	4,221
1.113% due 02/25/2046	3,346	3,179
1.313% due 11/25/2042	595	580
2.163% due 05/25/2046	676	577
2.163% due 07/25/2046	7,577	6,867

2.163% due 08/25/2046	19,042	17,302
2.163% due 09/25/2046	3,306	3,040
2.163% due 10/25/2046	1,537	1,422
2.163% due 12/25/2046	1,675	1,566
2.419% due 03/25/2034	208	209
Washington Mutual Mortgage Loan Trust
1.311% due 05/25/2041	116	112
Washington Mutual Mortgage Pass-Through Certificates Trust
2.026% due 02/25/2033	17	17
2.225% due 02/25/2033	2	2
2.225% due 05/25/2033	48	48
Wells Fargo Mortgage-Backed Securities Trust
2.490% due 11/25/2033	64	66

Total Mortgage-Backed Securities (Cost $208,522)		174,269

ASSET-BACKED SECURITIES 0.6%
Asset-Backed Securities Corp. Home Equity Loan Trust
0.250% due 05/25/2037	35	23
0.681% due 06/15/2031	273	268
0.701% due 11/15/2031	27	26
Bear Stearns Asset-Backed Securities Trust
0.225% due 12/25/2036 ^	30	31
0.265% due 11/25/2036	3,135	3,040
0.830% due 10/25/2032	62	59
Carrington Mortgage Loan Trust
0.490% due 10/25/2035	149	149
CIT Group Home Equity Loan Trust
0.710% due 06/25/2033	252	237
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,129	761
Countrywide Asset-Backed Certificates
0.350% due 09/25/2036	878	860
0.360% due 06/25/2036	705	690
Credit Suisse First Boston Mortgage Securities Corp.
0.775% due 01/25/2032	105	94
Credit-Based Asset Servicing and Securitization LLC
0.225% due 01/25/2037 ^	1,296	587
GE-WMC Mortgage Securities Trust
0.210% due 08/25/2036	98	54
GSAMP Trust
0.240% due 12/25/2036	674	349
0.350% due 11/25/2035	213	36
Home Equity Asset Trust
1.090% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
0.220% due 10/25/2036	186	103
IXIS Real Estate Capital Trust
0.230% due 05/25/2037	42	20
JPMorgan Mortgage Acquisition Trust
0.230% due 03/25/2047	187	183
0.235% due 08/25/2036	48	24
L.A. Arena Funding LLC
7.656% due 12/15/2026	42	48
Lehman ABS Mortgage Loan Trust
0.260% due 06/25/2037	788	511
Long Beach Mortgage Loan Trust
0.730% due 10/25/2034	1,548	1,451
MASTR Asset-Backed Securities Trust
0.220% due 11/25/2036	125	59
Merrill Lynch Mortgage Investors Trust
0.290% due 02/25/2037	418	196
Mid-State Trust
7.340% due 07/01/2035	147	160
Morgan Stanley ABS Capital, Inc. Trust
0.230% due 05/25/2037	475	334
Morgan Stanley IXIS Real Estate Capital Trust
0.220% due 11/25/2036	48	25
New Century Home Equity Loan Trust
0.350% due 05/25/2036	1,061	755
Renaissance Home Equity Loan Trust
0.870% due 08/25/2032	2	2
Salomon Brothers Mortgage Securities, Inc.
1.520% due 01/25/2032	147	138
Securitized Asset-Backed Receivables LLC Trust
0.230% due 12/25/2036 ^	1,977	730
0.250% due 11/25/2036 ^	783	329
Soundview Home Loan Trust
0.230% due 11/25/2036	669	261
0.250% due 06/25/2037	405	243

Structured Asset Securities Corp. Mortgage Loan Trust
0.270% due 01/25/2037	118	118

Total Asset-Backed Securities (Cost $18,118)		12,955

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (a) 0.2%		5,071

U.S. TREASURY BILLS 0.0%
0.030% due 04/30/2015 (b)	341	341

Total Short-Term Instruments (Cost $5,412)		5,412

Total Investments in Securities (Cost $2,316,893)		2,358,934

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio	1,067	10
PIMCO Short-Term Floating NAV Portfolio III	789,314	7,824

Total Short-Term Instruments (Cost $7,834)		7,834

Total Investments in Affiliates (Cost $7,834)		7,834

Total Investments 108.5% (Cost $2,334,727)		$2,366,768
Financial Derivative Instruments (c) 0.2% (Cost or Premiums, net $41)		4,240
Other Assets and Liabilities, net (8.7%)		(189,132)

Net Assets 100.0%		$2,181,876

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

^	Security is in default.

Borrowings and Other Financing Transactions

(a)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	12/31/2014	01/02/2015	$5,071	Fannie Mae 2.260% due 10/17/2022	$(5,173)	$5,071	$5,071

Total Repurchase Agreements						$(5,173)	$5,071	$5,071

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	0.300%	12/30/2014	01/13/2015	$(19,744)	$(19,744)
IND	0.270%	12/19/2014	01/21/2015	(45,368)	(45,373)

Total Reverse Repurchase Agreements					$(65,117)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.380%	12/29/2014	01/12/2015	$(16,734)	$(16,745)
	0.400%	12/29/2014	01/08/2015	(9,824)	(9,828)
MSC	0.430%	12/18/2014	01/08/2015	(87,066)	(87,122)
TDM	0.480%	12/29/2014	01/12/2015	(14,358)	(14,369)

Total Sale-Buyback Transactions					$(128,064)

(2)	The average amount of borrowings while outstanding during the period ended December 31, 2014 was $23,177 at a weighted average interest rate of (0.226%).
(3)	Payable for sale-buyback transactions includes $54 of deferred price drop on sale-buyback transactions.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	4.000%	01/01/2045	$17,000	$(17,995)	$(18,139)
Fannie Mae	4.000%	02/01/2045	5,000	(5,308)	(5,321)
Fannie Mae	4.500%	01/01/2045	3,000	(3,250)	(3,256)

Total Short Sales				$(26,553)	$(26,716)

(b)	Securities with an aggregate market value of $193,230 have been pledged as collateral under the terms of master agreements as of December 31, 2014.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$97.000	02/20/2015	2,800	$24	$45
Put - CBOT U.S. Treasury 10-Year Note March Futures	100.000	02/20/2015	2,000	17	32

Total Purchased Options				$41	$77

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Long	12/2015	1,739	$576	$22	$0
90-Day Eurodollar June Futures	Long	06/2016	5,322	4,008	133	0
90-Day Eurodollar March Futures	Long	03/2016	7,653	1,204	95	0
U.S. Treasury 5-Year Note March Futures	Long	03/2015	8,570	(911)	1,339	0
U.S. Treasury 10-Year Note March Futures	Long	03/2015	7,049	1,067	1,542	0
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	3,576	13,770	1,006	0

Total Futures Contracts				$19,714	$4,137	$0

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	3.750%	06/18/2044	$22,000	$(4,943)	$(4,797)	$0	$(36)
Pay	3-Month USD-LIBOR	3.500%	12/17/2044	39,400	6,810	4,857	62	0

Total Swap Agreements					$1,867	$60	$62	$(36)

(d)	Securities with an aggregate market value of $34,828 and cash of $987 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2014.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2014
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$266	$0	$266
Municipal Bonds & Notes
Iowa	0	1,635	0	1,635
New York	0	1,224	0	1,224
U.S. Government Agencies	0	621,561	0	621,561
U.S. Treasury Obligations	0	1,541,612	0	1,541,612
Mortgage-Backed Securities	0	174,269	0	174,269
Asset-Backed Securities	0	12,955	0	12,955
Short-Term Instruments
Repurchase Agreements	0	5,071	0	5,071
U.S. Treasury Bills	0	341	0	341
	$0	$2,358,934	$0	$2,358,934

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,834	$0	$0	$7,834

Total Investments	$7,834	$2,358,934	$0	$2,366,768

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(26,716)	$0	$(26,716)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$4,137	$139	$0	$4,276

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(36)	$0	$(36)

Totals	$11,971	$2,332,321	$0	$2,344,292

There were no significant transfers between Level 1, 2, and 3 during the period ended December 31, 2014.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII VIII, Ltd., PIMCO Cayman Japan Fund I, II, Ltd. (which liquidated on October 3, 2014 and July 2, 2014 respectively), the Cayman Islands exempted companies and PIMCO ST Floating NAV III Subsidiary, LLC and PIMCO International Portfolio Subsidiary, LLC the Delaware limited liability companies (each a “Commodity Subsidiary”), were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO Trends Managed Futures Strategy Fund, PIMCO Short-Term Floating NAV Portfolio III and PIMCO International Portfolio (“Consolidated Funds”) respectively in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Funds and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Commodity Subsidiary to its respective Commodity Fund (amounts in thousands†):

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO Commodities PLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	05/07/2010	$4,727,331	$1,107,883	23.4%
PIMCO Commodity Real Return Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	08/01/2008	10,520,481	1,575,658	15.0%
PIMCO Global Multi-Asset Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	12/10/2008	1,053,239	84,003	8.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	08/31/2011	668,604	149,289	22.3%
PIMCO International Portfolio	PIMCO Cayman Japan Fund II, Ltd.	06/05/2012	06/12/2012	1,168,330	0	0.0%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	03/20/2014	1,168,330	5,559	0.5%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Cayman Japan Fund I, Ltd.	06/05/2012	06/12/2012	47,735,583	0	0.0%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO ST Floating NAV III Subsidiary, LLC	03/20/2014	03/20/2014	47,735,583	611,319	1.3%
PIMCOTRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	09/20/2013	424,713	37,482	8.8%

†	A zero balance may reflect actual amounts rounding to less than one thousand.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the Adviser. The Board has delegated responsibility for applying the valuation methods to the investment adviser (the “Adviser”). The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Adviser pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 1 or 2 as of period end have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material a Level 3 reconciliation, and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2014, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidiary, which invests primarily in commodity index-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity linked notes, other commodity-linked derivatives, and the Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund ®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund, the Fund may be subject to additional tax risk.

As of December 31, 2014, the aggregate cost and the gross and net unrealized appreciation/depreciation of investments for federal tax purposes were as follows (amount in thousands†):

		Aggregate Gross	Aggregate Gross	Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
PIMCO All Asset All Authority Fund	$31,266,937	$345,132	$(3,623,297)	$(3,278,165)
PIMCO All Asset Fund	33,175,370	629,610	(2,469,211)	(1,839,601)
PIMCO California Intermediate Municipal Bond Fund	114,590	6,397	(66)	6,331
PIMCO California Municipal Bond Fund	8,726	344	(5)	339
PIMCO California Short Duration Municipal Income Fund	209,775	1,191	(249)	942
PIMCO CommoditiesPLUS® Strategy Fund	5,359,212	22,618	(425,309)	(402,691)
PIMCO CommodityRealReturn Strategy Fund®	20,167,563	129,936	(3,300,462)	(3,170,526)
PIMCO Convertible Fund	219,100	26,710	(6,627)	20,083
PIMCO Credit Absolute Return Fund	1,225,355	19,743	(30,533)	(10,790)
PIMCO Diversified Income Fund	2,980,433	83,786	(196,426)	(112,640)
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	3,969,449	71,227	(59,230)	11,997
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	5,343,984	37,121	(96,267)	(59,146)
PIMCO Emerging Local Bond Fund	10,103,210	29,101	(1,590,275)	(1,561,174)
PIMCO Emerging Markets Bond Fund	2,931,855	45,017	(298,163)	(253,146)
PIMCO Emerging Markets Corporate Bond Fund	485,110	3,571	(46,279)	(42,708)
PIMCO Emerging Markets Currency Fund	5,939,385	7,069	(214,200)	(207,131)
PIMCO Emerging Markets Full Spectrum Bond Fund	409,017	0	(48,919)	(48,919)
PIMCO Extended Duration Fund	366,673	69,530	(429)	69,101
PIMCO Floating Income Fund	1,000,519	15,995	(77,069)	(61,074)
PIMCO Foreign Bond Fund (Unhedged)	2,828,971	67,708	(127,469)	(59,761)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	8,818,092	177,285	(320,486)	(143,201)
PIMCO Fundamental Advantage Absolute Return Strategy Fund	2,777,993	57,285	(52,560)	4,725
PIMCO Fundamental IndexPLUS® AR Fund	4,523,067	25,930	(102,722)	(76,792)
PIMCO Global Advantage® Strategy Bond Fund	2,232,532	52,132	(86,894)	(34,762)
PIMCO Global Bond Fund (Unhedged)	859,645	21,477	(36,473)	(14,996)
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	515,324	11,882	(18,587)	(6,705)
PIMCO Global Multi-Asset Fund	1,556,801	21,958	(51,124)	(29,166)
PIMCO GNMA Fund	1,709,705	11,384	(12,548)	(1,164)
PIMCO Government Money Market Fund	321,453	0	0	0
PIMCO High Yield Fund	10,539,943	259,586	(242,315)	17,271
PIMCO High Yield Municipal Bond Fund	382,954	26,732	(9,799)	16,933
PIMCO High Yield Spectrum Fund	2,036,474	32,224	(97,839)	(65,615)
PIMCO Income Fund	39,963,531	1,748,098	(1,236,957)	511,141
PIMCO Inflation Response Multi-Asset Fund	1,123,369	7,066	(52,221)	(45,155)
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	2,167,764	18,716	(80,211)	(61,495)
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	1,314,318	12,112	(22,391)	(10,279)
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,001,313	10,535	(15,612)	(5,077)
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	2,944,878	24,944	(84,888)	(59,944)
PIMCO Investment Grade Corporate Bond Fund	6,506,027	245,505	(103,574)	141,931
PIMCO Long Duration Total Return Fund	4,935,070	594,903	(47,829)	547,074
PIMCO Long-Term Credit Fund	5,452,394	397,827	(101,410)	296,417
PIMCO Long-Term U.S. Government Fund	2,579,939	193,892	(5,178)	188,714
PIMCO Low Duration Fund	15,760,850	142,195	(469,899)	(327,704)
PIMCO Low Duration Fund II	450,931	2,805	(3,613)	(808)
PIMCO Low Duration Fund III	234,208	1,552	(5,706)	(4,154)
PIMCO Low Volatility RAFI®-PLUS AR Fund	1,595,128	7,509	(18,789)	(11,280)
PIMCO Moderate Duration Fund	1,984,411	36,026	(19,605)	16,421
PIMCO Money Market Fund	763,973	0	0	0
PIMCO Mortgage-Backed Securities Fund	350,351	6,428	(1,787)	4,641
PIMCO Mortgage Opportunities Fund	1,723,797	47,962	(13,540)	34,422
PIMCO Multi-Strategy Alternative Fund	2,897	2	(3)	(1)
PIMCO Municipal Bond Fund	566,068	47,169	(217)	46,952
PIMCO National Intermediate Municipal Bond Fund	40,015	1,553	(69)	1,484
PIMCO New York Municipal Bond Fund	129,718	12,636	(23)	12,613
PIMCO Real Return Asset Fund	1,176,467	18,533	(18,640)	(107)
PIMCO Real Return Fund	19,594,612	281,420	(658,755)	(377,335)
PIMCO RealEstateRealReturn Strategy Fund	4,207,152	53,589	(116,523)	(62,934)
PIMCO RealRetirement® 2015 Fund	51,585	1,036	(2,312)	(1,276)
PIMCO RealRetirement® 2020 Fund	119,729	2,069	(4,522)	(2,453)
PIMCO RealRetirement® 2025 Fund	96,374	2,300	(3,636)	(1,336)
PIMCO RealRetirement® 2030 Fund	135,621	4,330	(5,171)	(841)
PIMCO RealRetirement® 2035 Fund	92,088	3,122	(3,703)	(581)
PIMCO RealRetirement® 2040 Fund	106,129	4,370	(3,525)	845
PIMCO RealRetirement® 2045 Fund	60,092	1,909	(2,402)	(493)
PIMCO RealRetirement® 2050 Fund	90,738	2,699	(3,772)	(1,073)
PIMCO RealRetirement® 2055 Fund	2,766	0	0	0
PIMCO RealRetirement® Income and Distribution Fund	57,292	1,192	(2,865)	(1,673)
PIMCO Senior Floating Rate Fund	2,729,042	7,293	(42,207)	(34,914)
PIMCO Short Asset Investment Fund	242,813	138	(778)	(640)
PIMCO Short Duration Municipal Income Fund	228,393	2,057	(245)	1,812
PIMCO Short-Term Fund	16,023,848	38,646	(156,848)	(118,202)
PIMCO Small Cap StocksPLUS® AR Strategy Fund	1,435,131	12,085	(28,252)	(16,167)
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	493,596	7,132	(10,746)	(3,614)
PIMCO StocksPLUS® Fund	1,064,605	4,696	(11,155)	(6,459)
PIMCO StocksPLUS® Long Duration Fund	664,834	57,829	(6,593)	51,236
PIMCO StocksPLUS® Absolute Return Fund	1,387,446	10,978	(27,539)	(16,561)
PIMCO StocksPLUS® AR Short Strategy Fund	4,310,071	80,503	(102,575)	(22,072)
PIMCO Tax Managed Real Return Fund	65,001	2,573	(3)	2,570
PIMCO Total Return Fund	160,075,088	4,352,885	(3,078,844)	1,274,041
PIMCO Total Return Fund II	1,652,696	65,173	(9,622)	55,551
PIMCO Total Return Fund III	1,923,829	57,906	(48,229)	9,677
PIMCO Total Return Fund IV	1,729,618	22,794	(23,749)	(955)
PIMCO TRENDS Managed Futures Strategy Fund	413,498	274	(1,296)	(1,022)
PIMCO Unconstrained Bond Fund	12,442,330	543,269	(364,061)	179,208
PIMCO Unconstrained Tax Managed Bond Fund	302,495	21,350	(818)	20,532
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	3,930,329	20,076	(68,795)	(48,719)
PIMCO Worldwide Long/Short Fundamental Strategy Fund	1,844,934	1,847	(5,838)	(3,991)
PIMCO Asset-Backed Securities Portfolio	1,482,155	58,894	(31,455)	27,439
PIMCO Developing Local Markets Portfolio	19,093	31	(1,635)	(1,604)
PIMCO Emerging Markets Portfolio	738,574	3,793	(40,527)	(36,734)
PIMCO FX Strategy Portfolio	10,112	0	(41)	(41)
PIMCO High Yield Portfolio	599,831	15,167	(33,686)	(18,519)
PIMCO International Portfolio	1,190,861	6,891	(30,806)	(23,915)
PIMCO Investment Grade Corporate Portfolio	2,547,401	144,947	(29,477)	115,470
PIMCO Long Duration Corporate Bond Portfolio	23,971,857	2,217,438	(295,019)	1,922,419
PIMCO Low Duration Portfolio	332,921	1,501	(318)	1,183
PIMCO Moderate Duration Portfolio	624,120	5,161	(986)	4,175
PIMCO Mortgage Portfolio	6,096,165	111,052	(79,157)	31,895
PIMCO Municipal Sector Portfolio	158,730	22,984	(47)	22,937
PIMCO Real Return Portfolio	2,238,051	28,952	(65,839)	(36,887)
PIMCO Senior Floating Rate Portfolio	52,631	111	(1,000)	(889)
PIMCO Short-Term Floating NAV Portfolio	789,526	95	(414)	(319)
PIMCO Short-Term Floating NAV Portfolio II	5,334,843	621	(1,353)	(732)
PIMCO Short-Term Floating NAV Portfolio III	47,750,587	2,898	(619,610)	(616,712)
PIMCO Short-Term Portfolio	1,321,463	25,338	(20,730)	4,608
PIMCO U.S. Government Sector Portfolio	2,324,740	83,448	(41,420)	42,028

†	A zero balance may reflect actual amounts rounding to less than one thousand.

4. RELATED PARTY TRANSACTIONS

The Funds listed below invest substantially all of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended December 31, 2013 (amounts in thousands†):

PIMCO All Asset All Authority Fund

	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$1,507,864	$171,485	$(333,317)	$(63,846)	$(376,932)	$905,254	$53,126	$0
PIMCO CommodityRealReturn Strategy Fund®	419,470	505,135	(72,931)	(11,988)	(187,745)	651,941	3,335	0
PIMCO Credit Absolute Return Fund	982,138	22,344	(774,191)	16,246	(25,004)	221,533	20,517	1,828
PIMCO Diversified Income Fund	950,945	17,141	(964,639)	28,979	(12,464)	19,962	16,414	727
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	2,116,891	11,461	(925,569)	(68,577)	88,030	1,222,236	2,004	0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	1,089,063	1,426,311	(287,603)	(36,722)	(86,444)	2,104,605	57,988	2,591
PIMCO Emerging Local Bond Fund	2,239,807	596,437	(476,392)	(50,295)	(254,099)	2,055,458	92,522	0
PIMCO Emerging Markets Bond Fund	1,509,531	46,961	(1,270,620)	(58,762)	55,671	282,781	45,000	1,961
PIMCO Emerging Markets Corporate Bond Fund	614,920	20,218	(518,722)	(17,330)	16,216	115,302	15,018	0
PIMCO Emerging Markets Currency Fund	2,353,651	297,171	(437,880)	(34,900)	(186,697)	1,991,345	36,483	0
PIMCO EqS Pathfinder Fund®	666,085	58,526	(427,514)	65,457	(123,335)	239,219	11,637	46,889
PIMCO EqS® Dividend Fund	28,107	332	(27,612)	4,874	(5,124)	577	126	206
PIMCO EqS® Emerging Markets Fund	17,496	0	(16,721)	(3,404)	3,706	1,077	0	0
PIMCO EqS® Long/Short Fund	145,885	1,296	(19,594)	2,618	(6,538)	123,667	0	574
PIMCO Floating Income Fund	678,972	11,347	(661,078)	5,737	(9,128)	25,850	11,347	0
PIMCO Foreign Bond Fund (Unhedged)	102	153,030	(63,025)	(774)	(6,375)	82,958	1,144	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	2,026,509	1,263,026	(2,603,193)	(155,561)	32,929	563,710	90,485	0
PIMCO Fundamental IndexPLUS® AR Fund	1,456	140,895	(1,202)	193	(10,716)	130,626	7,248	9,647
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	21,432	0	(1)	0	(1,275)	20,156	805	0
PIMCO Global Advantage® Strategy Bond Fund	277,564	3,043	(270,906)	3,349	(840)	12,210	3,043	0
PIMCO Government Money Market Fund	0	7,176,339	(6,876,338)	0	0	300,001	12	0
PIMCO High Yield Fund	1,037,655	383,851	(936,932)	69,212	(86,038)	467,748	20,711	8,915
PIMCO High Yield Spectrum Fund	1,386,199	83,732	(544,901)	11,040	(93,533)	842,537	50,444	33,288
PIMCO Income Fund	2,910,434	203,239	(1,648,790)	43,915	(40,901)	1,467,897	109,550	3,689
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	1,350,261	269,255	(718,329)	30,392	(306,972)	624,607	22,453	178,303
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	325	32	(100)	29	(41)	245	27	0
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	885,139	850,766	(307,928)	(11,470)	(66,151)	1,350,356	50,737	218
PIMCO Investment Grade Corporate Bond Fund	47,535	429,600	(57,500)	4,813	(11,203)	413,245	10,058	2,184
PIMCO Long Duration Total Return Fund	217,579	443,702	(362,855)	3,689	25,648	327,763	11,645	0
PIMCO Long-Term Credit Fund	676,399	25,357	(429,739)	(17,718)	53,888	308,187	25,356	0
PIMCO Long-Term U.S. Government Fund	83,399	1,785,498	(1,792,637)	81,661	26,032	183,953	15,055	0
PIMCO Low Duration Active Exchange-Traded Fund	0	54,848	0	0	(566)	54,282	807	0
PIMCO Low Duration Fund	87,826	4,436,189	(3,787,829)	(5,253)	(5,937)	724,996	13,341	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	48,973	615,323	(121,500)	3,551	3,291	549,638	32,907	0
PIMCO Mortgage Opportunities Fund	183,147	6,285	(14,292)	47	329	175,516	5,288	0
PIMCO Real Return Fund	571	436,104	(58,482)	(2,140)	(20,318)	355,735	10,213	0
PIMCO Real Return Asset Fund	136,721	289,854	(150,220)	(3,610)	4,431	277,176	3,126	0
PIMCO RealEstateRealReturn Strategy Fund	1,068,573	350,080	(901,565)	85,543	(59,561)	543,070	169,580	0
PIMCO Senior Floating Rate Fund	1,146,208	299,392	(220,933)	(1,244)	(24,364)	1,199,059	32,337	1,148
PIMCO Short-Term Floating NAV Portfolio	36	571,219	(571,200)	(40)	0	15	19	0
PIMCO Short-Term Fund	165	3	0	0	(2)	166	3	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	500	37	(300)	135	(146)	226	10	16
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	209,476	10,379	(59,409)	2,784	(5,588)	157,642	9,461	0
PIMCO StocksPLUS® AR Short Strategy Fund	4,952,393	279,333	(1,222,636)	(512,900)	32,908	3,529,098	24,551	0
PIMCO StocksPLUS® Fund	126	16	(31)	5	(9)	107	0	16
PIMCO StocksPLUS® Absolute Return Fund	702	58	(413)	53	(72)	328	14	43
PIMCO Total Return Fund	87,847	2,501,791	(2,027,334)	429	(7,724)	555,009	24,250	5,326
PIMCO TRENDS Managed Futures Strategy Fund	47,881	5,143	(2,832)	329	3,317	53,838	4,314	829
PIMCO Unconstrained Bond Fund	1,581,550	1,344,372	(2,329,500)	16,558	(9,985)	602,995	18,255	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	2,125,263	206,688	(723,448)	(25,972)	(81,478)	1,501,053	23,528	0
PIMCO Worldwide Long/Short Fundamental Strategy Fund	0	657,462	0	0	(6,365)	651,097	4,562	0
Totals	$37,920,771	$28,462,106	$(36,020,683)	$(600,868)	$(1,773,274)	$27,988,052	$1,160,856	$298,398

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$965,769	$493,708	$(82,727)	$(23,372)	$(394,281)	$959,097	$48,211	$0
PIMCO CommodityRealReturn Strategy Fund®	488,366	1,056,559	(1,656)	(233)	(297,935)	1,245,101	3,622	0
PIMCO Credit Absolute Return Fund	990,317	19,998	(766,643)	19,099	(24,518)	238,253	18,508	1,490
PIMCO Diversified Income Fund	1,172,848	21,726	(1,185,148)	61,817	(41,559)	29,684	20,645	1,081
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	2,452,488	12,222	(1,242,255)	(25,399)	95,297	1,292,353	2,022	0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	1,326,490	1,490,572	(270,723)	(34,439)	(95,621)	2,416,279	66,799	2,889
PIMCO Emerging Local Bond Fund	2,431,025	970,833	(164,081)	(13,635)	(382,005)	2,842,137	110,231	0
PIMCO Emerging Markets Bond Fund	1,324,085	37,403	(1,212,481)	(39,248)	49,846	159,605	36,290	1,114
PIMCO Emerging Markets Corporate Bond Fund	480,550	26,854	(447,679)	(7,604)	11,762	63,883	10,255	0
PIMCO Emerging Markets Currency Fund	2,414,208	797,232	(102,831)	(4,620)	(270,739)	2,833,250	41,638	0
PIMCO EqS Pathfinder Fund®	1,116,565	124,761	(749,477)	32,561	(159,443)	364,967	22,416	102,345
PIMCO EqS® Dividend Fund	39,189	1,027	(37,823)	6,693	(7,307)	1,779	393	634
PIMCO EqS® Emerging Markets Fund	65,103	0	(62,028)	(11,980)	14,876	5,971	0	0
PIMCO EqS® Long/Short Fund	152,850	10,712	(5,952)	(244)	(3,877)	153,489	0	712
PIMCO Floating Income Fund	642,488	11,532	(633,913)	33,936	(35,299)	18,744	11,532	0
PIMCO Foreign Bond Fund (Unhedged)	17,187	166,914	(80,955)	(953)	(6,861)	95,332	1,458	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	816,229	1,287,811	(466,001)	(38,927)	(81,044)	1,518,068	87,173	0
PIMCO Fundamental IndexPLUS® AR Fund	26,726	189,068	(26,448)	4,337	(19,945)	173,738	9,862	13,444
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	26,302	1	0	0	(1,565)	24,738	988	0
PIMCO Global Advantage® Strategy Bond Fund	315,517	3,622	(307,892)	14,816	(11,880)	14,183	3,622	0
PIMCO Government Money Market Fund	0	1,335,625	(1,085,615)	0	0	250,010	10	0
PIMCO High Yield Fund	1,542,249	728,706	(1,423,598)	103,299	(124,402)	826,254	33,678	11,916
PIMCO High Yield Spectrum Fund	1,498,446	118,377	(621,764)	2,660	(91,263)	906,456	55,563	35,813
PIMCO Income Fund	3,500,854	129,384	(1,699,055)	113,108	(104,432)	1,939,859	125,528	3,855
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	1,340,456	236,995	(314,584)	33,427	(352,382)	943,912	27,264	202,731
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	67,732	347	(64,900)	9,452	(9,461)	3,170	346	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	169,219	387	(163,800)	33,675	(32,616)	6,865	371	16
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	1,077,299	837,389	(654,974)	(19,565)	(51,440)	1,188,709	43,753	218
PIMCO Investment Grade Corporate Bond Fund	1,956	795,252	(54,132)	(1,206)	(11,011)	730,859	17,603	4,071
PIMCO Long Duration Total Return Fund	12,240	634,278	(88,559)	(711)	23,278	580,526	9,497	0
PIMCO Long-Term Credit Fund	1,374,402	52,303	(895,405)	5,894	66,890	604,084	52,303	0
PIMCO Long-Term U.S. Government Fund	20,790	1,926,027	(848,100)	19,800	105,685	1,224,202	16,739	0
PIMCO Low Duration Active Exchange-Traded Fund	0	69,161	0	0	(714)	68,447	1,018	0
PIMCO Low Duration Fund	204,919	2,922,361	(2,961,745)	(7,537)	(4,660)	153,338	13,822	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	52,879	792,957	(529)	7	3,375	848,689	47,608	0
PIMCO Mortgage Opportunities Fund	186,019	5,440	(199)	(1)	321	191,580	5,440	0
PIMCO Real Return Asset Fund	122,447	374,969	(98,936)	(2,179)	1,252	397,553	3,225	0
PIMCO Real Return Fund	80,198	430,382	(53,675)	(373)	(23,402)	433,130	12,644	0
PIMCO RealEstateRealReturn Strategy Fund	1,306,456	576,045	(977,557)	99,411	(105,236)	899,119	241,521	0
PIMCO Senior Floating Rate Fund	645,330	217,768	(130,133)	890	(14,082)	719,773	17,034	555
PIMCO Short-Term Floating NAV Portfolio	24	965,746	(964,900)	(15)	0	855	47	0
PIMCO Short-Term Floating NAV Portfolio III	107	1	0	0	(1)	107	1	0
PIMCO Short-Term Fund	107	1	(4)	0	(1)	103	2	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	23,141	811	(16,071)	6,251	(7,040)	7,092	311	500
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	277,590	13,851	(56,080)	(560)	(3,083)	231,718	13,851	0
PIMCO StocksPLUS® Fund	3,767	130	(3,025)	652	(674)	850	3	127
PIMCO StocksPLUS® Absolute Return Fund	2,669	526	(12)	3	(205)	2,981	136	390
PIMCO Total Return Fund	206,156	2,752,124	(2,239,164)	(3,118)	(12,783)	703,215	25,692	6,027
PIMCO TRENDS Managed Futures Strategy Fund	51,687	5,665	(1,921)	221	3,672	59,324	4,751	915
PIMCO Unconstrained Bond Fund	944,529	654,584	(1,041,508)	3,036	(250)	560,391	13,045	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	1,476,223	457,669	(411,854)	(10,648)	(75,861)	1,435,529	21,497	0
PIMCO Worldwide Long/Short Fundamental Strategy Fund	0	974,771	0	0	(8,503)	966,268	6,770	0
Totals	$33,454,193	$24,732,587	$(24,718,512)	$358,478	$(2,491,127)	$31,335,619	$1,306,738	$390,843

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Emerging Local Bond Fund	$161,645	$99,135	$(43,045)	$(7,896)	$(22,563)	$187,276	$8,578	$0
PIMCO Emerging Markets Bond Fund	86,116	32,651	(45,417)	(2,182)	(3,329)	67,839	3,938	517
PIMCO Emerging Markets Corporate Bond Fund	85,241	55,366	(26,515)	(2,302)	(7,489)	104,301	4,287	0
PIMCO Short-Term Floating NAV Portfolio	5,916	148,308	(154,200)	(6)	0	18	8	0
PIMCO Short-Term Floating NAV Portfolio III	0	32,520	(32,380)	(14)	0	126	21	0
Totals	$338,918	$367,980	$(301,557)	$(12,400)	$(33,381)	$359,560	$16,832	$517

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO Global Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$17,484	$0	$(17,488)	$51	$(47)	$0	$186	$0
PIMCO Diversified Income Active Exchange-Traded Fund	20,195	0	(6,301)	34	(507)	13,421	681	0
PIMCO Emerging Local Bond Fund	68,270	0	(68,604)	(2,934)	3,268	0	157	0
PIMCO Emerging Markets Corporate Bond Fund	34,248	933	(9,500)	528	(2,147)	24,062	932	0
PIMCO EqS Pathfinder Fund®	0	44,334	(3,000)	(92)	(9,288)	31,954	1,530	6,104
PIMCO EqS® Dividend Fund	117,684	1,265	(120,662)	21,544	(19,831)	0	1,284	0
PIMCO EqS® Emerging Markets Fund	125,595	0	(104,801)	5,015	(2,808)	23,001	0	0
PIMCO EqS® Long/Short Fund	25,405	0	(24,129)	(2,220)	944	0	0	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	19,483	0	(5,031)	233	(942)	13,743	549	0
PIMCO Income Fund	255,146	9,353	(96,000)	1,809	(2,841)	167,467	9,060	333
PIMCO Investment Grade Corporate Bond Fund	40,159	565	(41,492)	(1,800)	2,568	0	638	0
PIMCO Mortgage Opportunities Fund	25,463	22,063	(14,999)	73	64	32,664	1,066	0
PIMCO Short-Term Floating NAV Portfolio	61	0	(50)	0	(0)	11	0	0
PIMCO Short-Term Floating NAV Portfolio III	7,008	363,382	(333,800)	(141)	(125)	36,324	283	0
PIMCO StocksPLUS® Fund	181,538	14,955	(96,000)	5,466	(8,329)	97,630	339	14,616
PIMCO Total Return Fund	24,297	234	(24,838)	1,519	(1,212)	0	254	0
PIMCO TRENDS Managed Futures Strategy Fund	86,001	5,616	(39,000)	2,354	3,414	58,385	4,717	899
PIMCO Unconstrained Bond Fund	98,123	946	(56,001)	742	(287)	43,523	946	0
Totals	$1,146,160	$463,646	$(1,061,696)	$32,181	$(38,106)	$542,185	$22,622	$21,952

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Emerging Markets Currency Fund	$117,756	$89,304	$(78,506)	$(3,764)	$(11,111)	$113,679	$2,394	$0
PIMCO Short-Term Floating NAV Portfolio	28	0	(10)	0	0	18	0	0
PIMCO Short-Term Floating NAV Portfolio III	22,538	938,807	(937,980)	(55)	(80)	23,230	207	0
Totals	$140,322	$1,028,111	$(1,016,496)	$(3,819)	$(11,191)	$136,927	$2,601	$0

PIMCO RealRetirement® 2015 Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$1,872	$65	$(291)	$(22)	$(496)	$1,128	$66	$0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	0	1,086	0	0	0	1,086	0	0
PIMCO Emerging Markets Bond Fund	3,748	628	(2,732)	(361)	112	1,395	183	24
PIMCO EqS Pathfinder Fund®	873	206	0	0	(215)	864	41	165
PIMCO EqS® Emerging Markets Fund	613	0	(167)	(3)	9	452	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	3,221	887	(277)	14	12	3,857	287	0
PIMCO Global Advantage® Strategy Bond Fund	2,189	44	0	0	(123)	2,110	44	0
PIMCO High Yield Fund	2,791	1,024	(2,226)	(123)	(101)	1,365	172	72
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	1,718	199	0	0	(100)	1,817	199	0
PIMCO Long Duration Total Return Fund	0	2,715	0	0	0	2,715	0	0
PIMCO Mortgage Opportunities Fund	224	400	0	0	1	625	18	0
PIMCO Real Return Asset Fund	0	2,715	0	0	0	2,715	0	0
PIMCO Real Return Fund	7,388	3,780	(3,449)	(139)	(148)	7,432	360	0
PIMCO RealEstateRealReturn Strategy Fund	877	410	(121)	(3)	(77)	1,086	290	0
PIMCO Short-Term Floating NAV Portfolio	2,815	14,604	(17,400)	0	0	19	4	0
PIMCO Short-Term Floating NAV Portfolio III	104	8,705	(8,300)	(3)	(1)	505	5	0
PIMCO Short-Term Fund	1,017	6	(1,024)	5	(4)	0	6	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	1,551	435	(165)	(2)	(117)	1,702	75	119
PIMCO StocksPLUS® Fund	5,213	1,242	(1,863)	198	(358)	4,432	17	679
PIMCO Total Return Fund	12,553	1,794	(5,114)	(182)	90	9,141	443	91
PIMCO TRENDS Managed Futures Strategy Fund	673	542	0	0	78	1,293	103	20
Totals	$49,440	$41,487	$(43,129)	$(621)	$(1,438)	$45,739	$2,313	$1,170

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO RealRetirement® 2020 Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$4,430	$160	$(490)	$(8)	$(1,251)	$2,841	$160	$0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	0	2,375	0	0	0	2,375	0	0
PIMCO Emerging Markets Bond Fund	4,875	1,244	(2,969)	(450)	59	2,759	267	37
PIMCO EqS Pathfinder Fund®	1,386	328	0	0	(342)	1,372	66	262
PIMCO EqS® Emerging Markets Fund	2,427	0	0	0	23	2,450	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	6,089	2,765	0	0	32	8,886	652	0
PIMCO Global Advantage® Strategy Bond Fund	3,814	76	0	0	(214)	3,676	76	0
PIMCO High Yield Fund	3,914	1,144	0	0	(296)	4,762	229	95
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	3,985	1,508	0	0	(297)	5,196	568	0
PIMCO Long Duration Total Return Fund	0	5,939	0	0	0	5,939	0	0
PIMCO Mortgage Opportunities Fund	442	782	0	0	2	1,226	33	0
PIMCO Real Return Asset Fund	0	5,939	0	0	0	5,939	0	0
PIMCO Real Return Fund	11,769	9,372	(5,939)	(326)	(337)	14,539	712	0
PIMCO RealEstateRealReturn Strategy Fund	1,825	589	0	0	(194)	2,220	589	0
PIMCO Short-Term Floating NAV Portfolio	9,633	23,010	(32,630)	0	0	13	9	0
PIMCO Short-Term Floating NAV Portfolio III	1,017	14,734	(12,800)	(18)	(11)	2,922	34	0
PIMCO Short-Term Fund	0	2,434	(590)	1	(24)	1,821	31	4
PIMCO Small Cap StocksPLUS® AR Strategy Fund	4,750	1,685	0	0	(422)	6,013	264	424
PIMCO StocksPLUS® Fund	10,269	3,216	(3,219)	279	(673)	9,872	36	1,524
PIMCO Total Return Fund	20,261	7,086	(11,759)	(315)	142	15,415	776	164
PIMCO TRENDS Managed Futures Strategy Fund	1,538	1,230	0	0	176	2,944	236	44
Totals	$92,424	$85,616	$(70,396)	$(837)	$(3,627)	$103,180	$4,738	$2,554

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO RealRetirement® 2025 Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$6,057	$220	$(2,198)	$(730)	$(1,043)	$2,306	$220	$0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	0	1,908	0	0	0	1,908	0	0
PIMCO Emerging Markets Bond Fund	3,735	1,173	(2,386)	(362)	49	2,209	214	29
PIMCO EqS Pathfinder Fund®	1,312	310	0	0	(324)	1,298	62	248
PIMCO EqS® Emerging Markets Fund	2,122	0	0	0	20	2,142	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	4,680	2,187	0	0	26	6,893	506	0
PIMCO Global Advantage® Strategy Bond Fund	2,911	58	0	0	(163)	2,806	58	0
PIMCO High Yield Fund	2,914	3,482	0	0	(235)	6,161	181	76
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	4,667	2,388	(579)	(41)	(345)	6,090	697	0
PIMCO Long Duration Total Return Fund	0	5,725	0	0	0	5,725	0	0
PIMCO Mortgage Opportunities Fund	371	599	0	0	1	971	26	0
PIMCO Real Return Asset Fund	0	4,771	0	0	0	4,771	0	0
PIMCO Real Return Fund	8,226	1,654	(4,770)	(499)	274	4,885	340	0
PIMCO RealEstateRealReturn Strategy Fund	2,830	1,536	0	0	(352)	4,014	1,066	0
PIMCO Short-Term Floating NAV Portfolio	4,721	19,812	(24,520)	0	0	13	12	0
PIMCO Short-Term Floating NAV Portfolio III	1,010	9,537	(7,000)	(16)	(18)	3,513	37	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	3,950	1,201	0	0	(337)	4,814	211	339
PIMCO StocksPLUS® Fund	9,560	4,171	(2,969)	152	(533)	10,381	37	1,554
PIMCO Total Return Fund	10,849	2,352	(5,725)	(254)	108	7,330	470	100
PIMCO TRENDS Managed Futures Strategy Fund	1,387	1,115	0	0	160	2,662	213	41
Totals	$71,302	$64,199	$(50,147)	$(1,750)	$(2,712)	$80,892	$4,350	$2,387

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO RealRetirement® 2030 Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$10,487	$413	$(4,282)	$(1,897)	$(1,451)	$3,270	$413	$0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	0	2,676	0	0	0	2,676	0	0
PIMCO Emerging Markets Bond Fund	5,421	1,871	0	0	(466)	6,826	318	44
PIMCO EqS Pathfinder Fund®	2,841	672	0	0	(701)	2,812	135	537
PIMCO EqS® Emerging Markets Fund	3,117	0	(268)	(5)	35	2,879	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	4,919	2,173	0	0	26	7,118	522	0
PIMCO Global Advantage® Strategy Bond Fund	3,136	63	0	0	(176)	3,023	63	0
PIMCO High Yield Fund	4,119	5,101	0	0	(344)	8,876	266	110
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	9,834	2,599	(1,886)	11	(667)	9,891	1,219	0
PIMCO Long Duration Total Return Fund	0	6,690	0	0	0	6,690	0	0
PIMCO Long-Term U.S. Government Fund	1,999	44	0	0	279	2,322	44	0
PIMCO Mortgage Opportunities Fund	473	951	0	0	2	1,426	39	0
PIMCO Real Return Asset Fund	0	8,296	0	0	0	8,296	0	0
PIMCO Real Return Fund	7,034	1,526	(8,370)	(775)	585	0	296	0
PIMCO RealEstateRealReturn Strategy Fund	6,308	3,321	(670)	(132)	(543)	8,284	2,222	0
PIMCO Short-Term Floating NAV Portfolio	10,239	28,117	(38,340)	(1)	0	15	16	0
PIMCO Short-Term Floating NAV Portfolio III	1,714	11,916	(10,900)	(13)	1	2,718	16	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	6,656	1,727	0	0	(545)	7,838	344	552
PIMCO StocksPLUS® Fund	16,934	6,933	(7,381)	612	(1,100)	15,998	60	2,441
PIMCO Total Return Fund	9,675	2,024	(7,360)	(345)	216	4,210	416	89
PIMCO TRENDS Managed Futures Strategy Fund	2,382	1,804	0	0	269	4,455	355	69
Totals	$107,288	$88,917	$(79,457)	$(2,545)	$(4,580)	$109,623	$6,744	$3,842

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO RealRetirement® 2035 Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$304	$0	$0	$0	$32	$336	$6	$0
PIMCO CommoditiesPLUS® Strategy Fund	6,939	554	(2,889)	(1,116)	(1,184)	2,304	284	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	0	1,864	0	0	0	1,864	0	0
PIMCO Emerging Markets Bond Fund	3,468	1,222	0	0	(300)	4,390	204	28
PIMCO EqS Pathfinder Fund®	2,134	504	0	0	(526)	2,112	101	403
PIMCO EqS® Emerging Markets Fund	1,981	194	0	0	6	2,181	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	2,090	847	0	0	11	2,948	217	0
PIMCO Global Advantage® Strategy Bond Fund	870	18	0	0	(49)	839	17	0
PIMCO High Yield Fund	2,482	1,323	0	0	(223)	3,582	172	72
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	6,819	3,269	(478)	0	(517)	9,093	1,018	0
PIMCO Long Duration Total Return Fund	0	3,729	0	0	0	3,729	0	0
PIMCO Long-Term U.S. Government Fund	1,759	40	0	0	245	2,044	39	0
PIMCO Mortgage Opportunities Fund	309	617	0	0	2	928	25	0
PIMCO Real Return Asset Fund	0	2,703	0	0	0	2,703	0	0
PIMCO Real Return Fund	3,163	553	(3,666)	(343)	293	0	106	0
PIMCO RealEstateRealReturn Strategy Fund	3,938	2,582	0	0	(525)	5,995	1,592	0
PIMCO Short-Term Floating NAV Portfolio	5,020	21,610	(26,610)	0	0	20	10	0
PIMCO Short-Term Floating NAV Portfolio III	3	9,916	(7,300)	(4)	(9)	2,606	16	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	6,186	2,077	0	0	(540)	7,723	339	544
PIMCO StocksPLUS® Fund	12,688	6,520	(5,378)	77	(705)	13,202	50	2,202
PIMCO Total Return Fund	3,759	1,859	(5,587)	(190)	159	0	158	39
PIMCO TRENDS Managed Futures Strategy Fund	1,678	1,308	0	0	193	3,179	254	49
Totals	$65,590	$63,309	$(51,908)	$(1,576)	$(3,637)	$71,778	$4,608	$3,337

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO RealRetirement® 2040 Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$492	$0	$0	$0	$52	$544	$10	$0
PIMCO CommoditiesPLUS® Strategy Fund	10,853	1,256	(5,789)	(2,291)	(1,318)	2,711	445	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	0	2,264	0	0	0	2,264	0	0
PIMCO Emerging Markets Bond Fund	3,785	1,660	(2,264)	(227)	(122)	2,832	237	33
PIMCO EqS Pathfinder Fund®	2,906	687	0	0	(717)	2,876	138	549
PIMCO EqS® Emerging Markets Fund	2,673	0	0	0	25	2,698	0	0
PIMCO High Yield Fund	2,762	926	0	0	(216)	3,472	167	69
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	9,684	2,765	(567)	(64)	(622)	11,196	1,255	0
PIMCO Long Duration Total Return Fund	0	3,056	0	0	0	3,056	0	0
PIMCO Long-Term U.S. Government Fund	2,800	184	0	0	409	3,393	65	0
PIMCO Mortgage Opportunities Fund	363	855	0	0	2	1,220	33	0
PIMCO RealEstateRealReturn Strategy Fund	7,624	3,089	(1,149)	(111)	(558)	8,895	2,399	0
PIMCO Short-Term Floating NAV Portfolio	10,546	23,714	(34,240)	(1)	1	20	14	0
PIMCO Short-Term Floating NAV Portfolio III	3	12,524	(8,500)	(7)	(16)	4,004	25	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	10,394	2,410	0	0	(828)	11,976	526	844
PIMCO StocksPLUS® Fund	20,761	6,159	(8,582)	659	(1,348)	17,649	68	2,883
PIMCO Total Return Fund	3,479	723	(4,189)	(94)	81	0	127	24
PIMCO TRENDS Managed Futures Strategy Fund	2,623	1,670	0	0	275	4,568	365	70
Totals	$91,748	$63,942	$(65,280)	$(2,136)	$(4,900)	$83,374	$5,874	$4,472

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO RealRetirement® 2045 Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$197	$0	$0	$0	$21	$218	$4	$0
PIMCO CommoditiesPLUS® Strategy Fund	5,257	1,214	(2,981)	(1,226)	(771)	1,493	240	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	0	1,242	0	0	0	1,242	0	0
PIMCO Emerging Markets Bond Fund	971	524	0	0	(96)	1,399	65	9
PIMCO EqS Pathfinder Fund®	1,301	1,344	(318)	(21)	(491)	1,815	87	347
PIMCO EqS® Emerging Markets Fund	1,580	120	(122)	(2)	15	1,591	0	0
PIMCO High Yield Fund	343	258	0	0	(35)	566	27	11
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	5,568	2,270	(183)	(24)	(405)	7,226	801	0
PIMCO Long Duration Total Return Fund	0	1,304	0	0	0	1,304	0	0
PIMCO Long-Term U.S. Government Fund	1,269	334	0	0	217	1,820	34	0
PIMCO Mortgage Opportunities Fund	186	415	0	0	1	602	16	0
PIMCO RealEstateRealReturn Strategy Fund	3,491	2,138	0	0	(482)	5,147	1,362	0
PIMCO Short-Term Floating NAV Portfolio	3,512	6,707	(10,199)	0	0	20	7	0
PIMCO Short-Term Floating NAV Portfolio III	6	4,207	(3,200)	0	(7)	1,006	7	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	4,763	1,975	0	0	(443)	6,295	276	444
PIMCO StocksPLUS® Fund	9,942	4,772	(4,133)	93	(558)	10,116	37	1,649
PIMCO Total Return Fund	1,368	598	(1,960)	(49)	43	0	56	10
PIMCO TRENDS Managed Futures Strategy Fund	1,316	929	0	0	145	2,390	191	37
Totals	$41,070	$30,351	$(23,096)	$(1,229)	$(2,846)	$44,250	$3,210	$2,507

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO RealRetirement® 2050 Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	$287	$0	$0	$0	$30	$317	$6	$0
PIMCO CommoditiesPLUS® Strategy Fund	8,556	337	(3,874)	(1,528)	(1,204)	2,287	337	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	0	1,845	0	0	0	1,845	0	0
PIMCO Emerging Markets Bond Fund	1,557	503	0	0	(132)	1,928	90	12
PIMCO EqS Pathfinder Fund®	1,926	1,554	0	0	(744)	2,736	131	523
PIMCO EqS® Emerging Markets Fund	1,817	340	0	0	13	2,170	0	0
PIMCO High Yield Fund	605	212	0	0	(47)	770	37	15
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	8,346	2,329	0	0	(570)	10,105	1,104	0
PIMCO Long Duration Total Return Fund	0	1,291	0	0	0	1,291	0	0
PIMCO Long-Term U.S. Government Fund	2,098	47	0	0	292	2,437	47	0
PIMCO Mortgage Opportunities Fund	222	609	0	0	1	832	23	0
PIMCO RealEstateRealReturn Strategy Fund	5,124	1,655	0	0	(547)	6,232	1,655	0
PIMCO Short-Term Floating NAV Portfolio	4,318	23,111	(27,410)	(1)	0	18	11	0
PIMCO Short-Term Floating NAV Portfolio III	6	9,726	(6,300)	(10)	(16)	3,406	25	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	7,168	3,058	0	0	(680)	9,546	418	673
PIMCO StocksPLUS® Fund	16,114	6,114	(4,954)	215	(853)	16,636	57	2,491
PIMCO Total Return Fund	1,223	53	(1,261)	(50)	35	0	46	9
PIMCO TRENDS Managed Futures Strategy Fund	2,171	1,368	0	0	228	3,767	301	58
Totals	$61,538	$54,152	$(43,799)	$(1,374)	$(4,194)	$66,323	$4,288	$3,781

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO RealRetirement® 2055 Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$0	$76	$0	$0	$0	$76	$0	$0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	0	61	0	0	0	61	0	0
PIMCO Emerging Markets Bond Fund	0	61	0	0	0	61	0	0
PIMCO EqS Pathfinder Fund®	0	92	0	0	0	92	0	0
PIMCO EqS® Emerging Markets Fund	0	77	0	0	0	77	0	0
PIMCO High Yield Fund	0	31	0	0	0	31	0	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	0	413	0	0	0	413	0	0
PIMCO Long Duration Total Return Fund	0	122	0	0	0	122	0	0
PIMCO Real Return Asset Fund	0	15	0	0	0	15	0	0
PIMCO RealEstateRealReturn Strategy Fund	0	184	0	0	0	184	0	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	0	306	0	0	0	306	0	0
PIMCO StocksPLUS® Fund	0	551	0	0	0	551	0	0
PIMCO TRENDS Managed Futures Strategy Fund	0	122	0	0	0	122	0	0
Totals	$0	$2,111	$0	$0	$0	$2,111	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO RealRetirement® Income and Distribution Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO CommoditiesPLUS® Strategy Fund	$2,269	$70	$(540)	$1	$(548)	$1,252	$71	$0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	0	1,211	0	0	0	1,211	0	0
PIMCO Emerging Markets Bond Fund	4,715	309	(3,026)	(501)	182	1,679	219	30
PIMCO EqS Pathfinder Fund®	890	211	0	0	(220)	881	42	168
PIMCO EqS® Emerging Markets Fund	240	0	0	0	2	242	0	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	3,873	575	(197)	2	17	4,270	314	0
PIMCO Global Advantage® Strategy Bond Fund	2,501	50	0	0	(140)	2,411	50	0
PIMCO High Yield Fund	4,042	757	(2,966)	(156)	(125)	1,552	217	90
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	2,332	251	(310)	(9)	(126)	2,138	250	0
PIMCO Long Duration Total Return Fund	0	3,026	0	0	0	3,026	0	0
PIMCO Mortgage Opportunities Fund	273	395	0	0	1	669	18	0
PIMCO Real Return Fund	8,681	2,988	(3,026)	(176)	(145)	8,322	397	0
PIMCO Real Return Asset Fund	0	3,026	0	0	0	3,026	0	0
PIMCO RealEstateRealReturn Strategy Fund	1,108	301	(198)	(23)	(56)	1,132	301	0
PIMCO Short-Term Floating NAV Portfolio	3,227	15,404	(18,620)	1	0	12	4	0
PIMCO Short-Term Floating NAV Portfolio III	1	10,909	(9,700)	(7)	(1)	1,202	10	0
PIMCO Short-Term Fund	1,284	8	(1,293)	4	(3)	0	8	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	1,581	190	0	0	(112)	1,659	73	117
PIMCO StocksPLUS® Fund	5,835	1,269	(1,926)	194	(383)	4,989	18	793
PIMCO Total Return Fund	14,404	1,821	(6,192)	(224)	129	9,938	490	99
PIMCO TRENDS Managed Futures Strategy Fund	603	467	0	0	68	1,138	92	18
Totals	$57,859	$43,238	$(47,994)	$(894)	$(1,460)	$50,749	$2,574	$1,315

†	A zero balance may reflect actual amounts rounding to less than one thousand.

PIMCO Multi-Strategy Alternative Fund

Underlying PIMCO Funds	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO Credit Absolute Return Fund	$0	$881	$0	$0	$0	$881	$0	$0
PIMCO EqS® Long/Short Fund	0	365	0	0	(2)	363	0	0
PIMCO Mortgage Opportunities Fund	0	851	0	0	0	851	0	0
PIMCO Short-Term Floating NAV Portfolio III	0	100	0	0	0	100	0	0
PIMCO TRENDS Managed Futures Strategy Fund	0	365	0	0	2	367	0	0
PIMCO Unconstrained Bond Fund	0	30	0	0	0	30	0	0
PIMCO Worldwide Long/Short Fundamental Strategy Fund	0	304	0	0	0	304	0	0
Totals	$0	$2,896	$0	$0	$0	$2,896	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and series of the PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series Variable Insurance Trust, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the Central Funds are money market instruments and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the Central Funds for the period ended December 31, 2013 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO California Intermediate Municipal Bond Fund	$4,433	$25,508	$(29,920)	$(1)	$0	$20	$8	$0
PIMCO California Municipal Bond Fund	701	1,302	(1,800)	0	0	203	2	0
PIMCO California Short Duration Municipal Income Fund	5,049	90,340	(95,200)	(6)	0	183	40	0
PIMCO CommoditiesPLUS® Strategy Fund	669,213	566,885	(1,236,160)	80	0	18	685	0
PIMCO CommodityRealReturn Strategy Fund®	85	43,501	(43,570)	(2)	0	14	1	0
PIMCO Convertible Fund	0	3,200	(3,190)	0	0	10	0	0
PIMCO Credit Absolute Return Fund	623,748	199,028	(822,795)	5	18	4	628	0
PIMCO Diversified Income Fund	293,816	1,759,842	(2,053,660)	22	(8)	12	242	0
PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	8	0	(8)	0	0	0	0	0
PIMCO Emerging Local Bond Fund	1,307,025	3,123,744	(4,430,710)	(18)	(20)	21	1,143	0
PIMCO Emerging Markets Bond Fund	260,022	1,093,681	(1,353,710)	28	(10)	11	279	0
PIMCO Emerging Markets Corporate Bond Fund	168,186	512,893	(681,070)	6	1	16	94	0
PIMCO Emerging Markets Currency Fund	870,092	3,159,595	(4,029,680)	5	0	12	695	0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	14	929,777	(929,770)	2	0	23	77	0
PIMCO Extended Duration Fund	8,270	143,812	(152,070)	0	0	12	11	0
PIMCO Floating Income Fund	122,048	871,788	(993,830)	20	(8)	18	88	0
PIMCO Foreign Bond Fund (Unhedged)	90	106,205	(106,280)	1	0	16	6	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	53	322,910	(322,960)	11	0	14	9	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	7	61,601	(61,597)	0	0	11	1	0
PIMCO Fundamental IndexPLUS® AR Fund	3	55,202	(55,183)	(3)	0	19	2	0
PIMCO Global Advantage® Strategy Bond Fund	310,546	893,713	(1,204,270)	33	(4)	18	113	0
PIMCO Global Bond Fund (Unhedged)	49	33,303	(33,340)	(1)	0	11	3	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	40	30,901	(30,920)	(1)	0	20	1	0
PIMCO GNMA Fund	190,747	307,288	(362,400)	5	(226)	135,414	588	0
PIMCO High Yield Fund	15,725	3,585,426	(3,601,100)	(31)	0	20	226	0
PIMCO High Yield Municipal Bond Fund	56,879	120,862	(177,710)	(7)	0	24	62	0
PIMCO High Yield Spectrum Fund	28,831	880,649	(909,470)	4	(1)	13	49	0
PIMCO Income Fund	575,584	6,659,794	(7,075,630)	(369)	(204)	159,175	2,094	0
PIMCO International Fundamental PIMCO IndexPLUS® AR Strategy Fund	36	207,614	(207,640)	3	0	13	14	0
PIMCO International StocksPLUS® AR PIMCO Strategy Fund (Unhedged)	4	15,801	(15,794)	(1)	0	10	1	0
PIMCO International StocksPLUS® AR PIMCO Strategy Fund (U.S. Dollar-Hedged)	84	80,902	(80,970)	1	0	17	2	0
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	14	560,831	(560,831)	0	0	14	30	0
PIMCO Investment Grade Corporate Bond Fund	12,954	829,932	(842,870)	(3)	0	13	32	0
PIMCO Long Duration Total Return Fund	247,973	1,085,054	(1,333,040)	41	(14)	14	255	0
PIMCO Long-Term Credit Fund	103,192	1,028,132	(1,131,320)	12	(5)	11	131	0
PIMCO Long-Term U.S. Government Fund	27,769	631,764	(659,520)	7	(1)	19	64	0
PIMCO Low Duration Fund	24	46,100	(46,124)	0	0	0	1	0
PIMCO Low Duration Fund II	2	0	(2)	0	0	0	0	0
PIMCO Low Duration Fund III	1	0	(1)	0	0	0	0	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	14	194,877	(188,300)	(24)	(3)	6,564	77	0
PIMCO Moderate Duration Fund	5	3,500	(3,505)	0	0	0	0	0
PIMCO Mortgage-Backed Securities Fund	2,233	140,033	(142,250)	(3)	0	13	32	0
PIMCO Mortgage Opportunities Fund	5,354	260,671	(192,320)	(2)	(124)	73,579	270	0
PIMCO Municipal Bond Fund	65,634	55,184	(120,790)	(7)	0	21	84	0
PIMCO National Intermediate Municipal Bond Fund	7,308	11,604	(18,660)	0	0	252	5	0
PIMCO New York Municipal Bond Fund	5,425	15,030	(14,600)	(2)	(9)	5,844	30	0
PIMCO Real Return Asset Fund	21	4,500	(4,510)	0	0	11	0	0
PIMCO Real Return Fund	122	0	(110)	0	0	12	0	0
PIMCO Senior Floating Rate Fund	199,594	513,078	(712,670)	16	0	18	177	0
PIMCO Short Asset Investment Fund	0	0	0	0	0	0	0	0
PIMCO Short Duration Municipal PIMCO Income Fund	2,221	92,217	(94,420)	(2)	0	16	17	0
PIMCO Short-Term Fund	8	92,503	(92,490)	(4)	0	17	4	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	1	0	(1)	0	0	0	0	0
PIMCO Small Company Fundamental PIMCO IndexPLUS® AR Strategy Fund	11	92,413	(92,410)	(2)	0	12	14	0
PIMCO StocksPLUS® Absolute Return Fund	3	6,400	(6,393)	0	0	10	0	0
PIMCO StocksPLUS® AR Short Strategy Fund	18	58,301	(58,308)	0	0	11	1	0
PIMCO StocksPLUS® Fund	4	45,812	(45,804)	(5)	0	7	11	0
PIMCO StocksPLUS® Long Duration Fund	73,398	51,853	(125,240)	7	2	20	54	0
PIMCO Total Return Fund	137	588,494	(255,137)	(77)	(229)	333,188	498	0
PIMCO Total Return Fund II	10	0	(10)	0	0	0	0	0
PIMCO Total Return Fund III	9	0	(9)	0	0	0	0	0
PIMCO Total Return Fund IV	1	0	(1)	0	0	0	0	0
PIMCO Unconstrained Bond Fund	37	701,914	(639,936)	(23)	(44)	61,948	113	0
PIMCO Worldwide Fundamental PIMCO Advantage AR Strategy Fund	23	170,211	(170,220)	0	0	14	9	0
PIMCO Asset-Backed Securities Portfolio	67,762	745,866	(813,610)	(8)	0	10	166	0
PIMCO Developing Local Markets Portfolio	38,212	33,923	(72,120)	1	0	16	22	0
PIMCO Emerging Markets Portfolio	239,313	399,273	(638,520)	(29)	(1)	36	374	0
PIMCO FX Strategy Portfolio	9,987	2,315	(12,300)	0	0	2	16	0
PIMCO High Yield Portfolio	25,006	321,127	(346,130)	9	0	12	27	0
PIMCO Investment Grade Corporate Portfolio	61,736	632,204	(693,930)	8	(4)	14	104	0
PIMCO Long Duration Corporate Bond Portfolio	54,528	1,534,541	(1,589,060)	9	0	18	141	0
PIMCO Mortgage Portfolio	102,320	1,882,930	(1,985,250)	16	(1)	15	729	0
PIMCO Municipal Sector Portfolio	9,178	40,517	(49,680)	(1)	0	14	17	0
PIMCO Real Return Portfolio	10	0	0	0	0	10	0	0
PIMCO Senior Floating Rate Portfolio	3,028	55,906	(58,920)	1	0	15	6	0
PIMCO Short-Term Portfolio	110,077	822,233	(932,270)	(31)	5	14	133	0
PIMCO U.S. Government Sector Portfolio	52,397	69,290	(121,682)	0	5	10	90	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2014	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 12/31/2014	Dividend Income	Realized Net Capital Gain Distributions
PIMCO California Intermediate Municipal Bond Fund	$0	$11,065	$(1,800)	$0	$(65)	$9,200	$65	$0
PIMCO California Municipal Bond Fund	0	805	0	0	(5)	800	5	0
PIMCO California Short Duration Municipal Income Fund	0	19,678	(4,900)	(39)	(32)	14,707	78	0
PIMCO CommoditiesPLUS® Strategy Fund	1,007,886	891,817	(1,779,500)	(7,545)	(765)	111,893	10,017	0
PIMCO CommodityRealReturn Strategy Fund®	121	2,820,497	(2,419,750)	(794)	(0)	400,074	797	0
PIMCO Convertible Fund	0	78,644	(50,980)	(45)	(187)	27,432	244	0
PIMCO Credit Absolute Return Fund	113,913	312,503	(51,800)	(52)	(2,894)	371,670	3,202	0
PIMCO Diversified Income Fund	0	495,991	(333,800)	(1,173)	(1,043)	159,975	2,190	0
PIMCO EM Fundamental IndexPLUS® PIMCO AR Strategy Fund	1,832,768	2,464,142	(3,682,300)	(1,015)	(2,473)	611,122	5,834	0
PIMCO Emerging Local Bond Fund	852,990	1,403,607	(1,361,600)	(947)	(3,767)	890,283	6,008	0
PIMCO Emerging Markets Bond Fund	23	540,048	(415,700)	(686)	(459)	123,226	1,248	0
PIMCO Emerging Markets Corporate Bond Fund	0	238,524	(216,700)	(101)	(16)	21,707	124	0
PIMCO Emerging Markets Currency Fund	1,054,816	1,151,702	(1,371,700)	(2,912)	(5,235)	826,671	9,701	0
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	494,371	3,521,016	(2,746,400)	(879)	(9,305)	1,258,803	11,915	0
PIMCO Extended Duration Fund	0	72,795	(60,000)	(71)	(26)	12,698	95	0
PIMCO Floating Income Fund	0	358,392	(176,700)	(308)	(1,289)	180,095	1,592	0
PIMCO Foreign Bond Fund (Unhedged)	78,918	1,434,374	(1,433,430)	(332)	(307)	79,223	873	0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	381,968	4,040,798	(4,269,100)	(1,736)	(171)	151,759	2,498	0
PIMCO Fundamental Advantage Absolute Return Strategy Fund	595,028	3,628,883	(3,791,100)	(4,130)	(1,561)	427,120	6,976	0
PIMCO Fundamental IndexPLUS® AR Fund	951,014	2,700,948	(2,889,900)	(601)	(4,560)	756,901	7,046	0
PIMCO Global Advantage® Strategy Bond Fund	0	447,347	(399,070)	(465)	(123)	47,689	646	0
PIMCO Global Bond Fund (Unhedged)	52,811	582,769	(615,110)	(51)	(43)	20,376	170	0
PIMCO GNMA Fund	104,968	199,820	(40,000)	0	(2,078)	262,710	2,320	0
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	52,413	272,995	(297,541)	(21)	(131)	27,715	196	0
PIMCO High Yield Fund	744,447	2,001,830	(1,927,900)	(1,096)	(3,312)	813,969	5,731	0
PIMCO High Yield Municipal Bond Fund	0	50,593	(19,400)	(97)	(212)	30,884	293	0
PIMCO High Yield Spectrum Fund	93,590	266,402	(228,200)	(214)	(500)	131,078	902	0
PIMCO Income Fund	25,745	7,455,551	(4,224,600)	(7,995)	(22,962)	3,225,739	33,651	0
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	1,079,403	1,224,521	(1,868,600)	(1,539)	(2,861)	430,924	5,222	0
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	303,978	901,757	(985,400)	(270)	(1,441)	218,624	2,153	0
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	148,266	533,920	(450,500)	13	(1,705)	229,994	1,819	0
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	531,579	2,088,193	(2,357,400)	(913)	(1,652)	259,807	3,694	0
PIMCO Investment Grade Corporate Bond Fund	51	727,232	(507,040)	(474)	(907)	218,862	1,432	0
PIMCO Long Duration Total Return Fund	0	915,385	(672,700)	(232)	(1,583)	240,870	1,885	0
PIMCO Long-Term Credit Fund	29,716	1,291,681	(1,047,300)	(126)	(1,426)	272,545	1,781	0
PIMCO Long-Term U.S. Government Fund	0	815,504	(433,200)	(357)	(490)	381,457	1,004	0
PIMCO Low Duration Fund	3,239,121	11,462,280	(13,790,600)	(3,526)	(1,985)	905,290	14,766	0
PIMCO Low Duration Fund II	87,799	287,679	(335,230)	(155)	(295)	39,798	677	0
PIMCO Low Duration Fund III	43,946	183,453	(209,100)	(21)	(111)	18,167	253	0
PIMCO Low Volatility RAFI®-PLUS AR Fund	30,907	924,009	(284,601)	(484)	(4,414)	665,417	5,109	0
PIMCO Moderate Duration Fund	565,369	912,569	(1,440,720)	(444)	(56)	36,718	1,554	0
PIMCO Mortgage Opportunities Fund	0	219,694	(130,980)	(63)	(409)	88,242	494	0
PIMCO Mortgage-Backed Securities Fund	18	48,053	(13,500)	(26)	(223)	34,322	253	0
PIMCO Municipal Bond Fund	0	50,271	(11,500)	(65)	(196)	38,510	271	0
PIMCO National Intermediate Municipal Bond Fund	0	3,929	0	0	(28)	3,901	29	0
PIMCO New York Municipal Bond Fund	0	2,214	0	0	(14)	2,200	14	0
PIMCO Real Return Asset Fund	800	362,529	(356,790)	(20)	(1)	6,518	29	0
PIMCO Real Return Fund	66,208	2,963,385	(3,011,870)	(292)	(12)	17,419	385	0
PIMCO RealEstateRealReturn Strategy Fund	301,474	3,276,827	(3,281,900)	(804)	(208)	295,389	1,326	0
PIMCO Senior Floating Rate Fund	94,487	402,956	(221,100)	(759)	(1,717)	273,867	2,557	0
PIMCO Short Asset Investment Fund	6	269,276	(212,850)	(29)	(201)	56,202	276	0
PIMCO Short Duration Municipal Income Fund	0	24,409	(11,300)	(23)	(89)	12,997	109	0
PIMCO Short-Term Fund	121,638	13,025,978	(13,142,329)	(501)	(6)	4,780	1,077	0
PIMCO Small Cap StocksPLUS® AR Strategy Fund	303,656	838,093	(881,900)	(267)	(1,631)	257,951	2,492	0
PIMCO Small Company Fundamental PIMCO IndexPLUS® AR Strategy Fund	73,638	532,506	(466,400)	(17)	(759)	138,968	906	0
PIMCO StocksPLUS® Absolute Return Fund	284,652	863,734	(859,000)	(287)	(1,350)	287,749	2,232	0
PIMCO StocksPLUS® AR Short Strategy Fund	1,409,463	3,124,547	(4,353,330)	(3,334)	(1,076)	176,270	6,229	0
PIMCO StocksPLUS® Fund	344,826	749,494	(763,800)	(865)	(1,610)	328,045	3,091	0
PIMCO StocksPLUS® Long Duration Fund	0	297,365	(187,100)	(222)	(514)	109,529	864	0
PIMCO Total Return Fund	18,312,080	128,325,639	(121,526,200)	(39,917)	(106,123)	24,965,479	215,822	0
PIMCO Total Return Fund II	113	1,457,600	(1,407,950)	(352)	0	49,411	1,190	0
PIMCO Total Return Fund III	247,976	1,993,595	(2,236,400)	(107)	(20)	5,044	1,286	0
PIMCO Total Return Fund IV	238,062	653,860	(555,200)	(62)	(2,515)	334,145	3,259	0
PIMCO TRENDS Managed Futures PIMCO Strategy Fund	34,026	295,917	(276,000)	(33)	(338)	53,572	418
PIMCO Unconstrained Bond Fund	7,901,983	8,751,787	(16,291,640)	(2,933)	(984)	358,213	12,271	0
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	1,083,113	1,943,701	(2,550,800)	(827)	(2,550)	472,637	4,901	0
PIMCO Worldwide Long/Short Fundamental Strategy Fund	0	666,615	(212,300)	(937)	(1,821)	451,557	0	0
PIMCO Asset-Backed Securities Portfolio	0	710,877	(433,500)	(61)	(1,693)	275,623	1,977	0
PIMCO Developing Local Markets Portfolio	0	76,868	(71,800)	(6)	(32)	5,030	68	0
PIMCO Emerging Markets Portfolio	0	182,357	(32,400)	(193)	(1,067)	148,697	1,256	0
PIMCO FX Strategy Portfolio	0	9,043	(3,500)	0	(42)	5,501	42	0
PIMCO High Yield Portfolio	0	160,184	(142,190)	(61)	(31)	17,902	84	0
PIMCO Investment Grade Corporate Portfolio	500,709	613,615	(972,960)	(531)	(537)	140,296	1,315	0
PIMCO International Portfolio	250,955	915,547	(868,000)	(280)	(1,248)	296,974	2,246	0
PIMCO Long Duration Corporate Bond Portfolio	0	2,551,914	(1,852,790)	(1,139)	(3,670)	694,315	5,315	0
PIMCO Low Duration Portfolio	0	403	0	0	(3)	400	3	0
PIMCO Mortgage Portfolio	18	1,252,833	(1,144,530)	(363)	(201)	107,757	734	0
PIMCO Municipal Sector Portfolio	0	45,384	(29,600)	(35)	(37)	15,712	84	0
PIMCO Real Return Portfolio	13,404	914,085	(919,220)	(118)	(1)	8,150	185	0
PIMCO Senior Floating Rate Portfolio	0	3,915	(2,400)	(6)	(9)	1,500	14	0
PIMCO Short-Term Portfolio	0	517,309	(305,500)	(70)	(1,308)	210,431	1,510	0
PIMCO U.S. Government Sector Portfolio	0	921,818	(913,750)	(244)	0	7,824	818	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

5. SUBSEQUENT EVENTS

Effective January 16, 2015, PIMCO RealRetirement® 2020 Fund, PIMCO RealRetirement® 2025 Fund, PIMCO RealRetirement® 2030 Fund, PIMCO RealRetirement® 2035 Fund, PIMCO RealRetirement® 2040 Fund, PIMCO RealRetirement® 2045 Fund, PIMCO RealRetirement® 2050 Fund and PIMCO RealRetirement® 2055 Funds’ names were changed to PIMCO RealPath 2020 Fund, PIMCO RealPath 2025 Fund, PIMCO RealPath 2030 Fund, PIMCO RealPath 2035 Fund, PIMCO RealPath 2040 Fund, PIMCO RealPath 2050 Fund and PIMCO RealPath 2055 Fund, respectively.

There were no other subsequent events identified that require recognition or disclosure.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FOB	Credit Suisse Securities (USA) LLC	MYC	Morgan Stanley Capital Services, Inc.
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GSC	Goldman Sachs & Co.	NAB	National Australia Bank Ltd.
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	NGF	Nomura Global Financial Products, Inc.
BPG	BNP Paribas Securities Corp.	HUS	HSBC Bank USA N.A.	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	IBD	ING Bank NV	RBS	RBS Securities, Inc.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	RDR	RBC Dain Rausher, Inc.
BSN	Bank of Nova Scotia	JML	JP Morgan Securities Plc	RYL	Royal Bank of Scotland Group PLC
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
CFR	Credit Suisse Securities (Europe) Ltd.	JPS	JPMorgan Securities, Inc.	SCX	Standard Chartered Bank
CIB	Canadian Imperial Bank of Commerce	MAC	Macquarie Bank Limited	SOG	Societe Generale
DBL	Deutsche Bank AG London	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	RON	Romanian New Leu
CAD	Canadian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso	TRY	Turkish New Lira
COP	Colombian Peso	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
CZK	Czech Koruna	NGN	Nigerian Naira	USD (or $)	United States Dollar
DKK	Danish Krone	NOK	Norwegian Krone	UYU	Uruguayan Peso
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound	PEN	Peruvian New Sol
HKD	Hong Kong Dollar	PHP	Philippine Peso

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	NYBICE	New York Board of Trade Intercontinental Exchange
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EAFE	Europe, Australasia, and Far East Stock Index	MCDX	Municipal Bond Credit Derivative Index
BCOM	Bloomberg Commodity Index	ERADXULT	eRAFI International Large Strategy Index	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
BCOMF3T	Bloomberg 3-Month Forward Total Return Commodity	ERAUSLT	eRAFI U.S. Large Strategy Index	NAPCO	Naphtha Crack Spread
BCOMGC	Bloomberg Gold Sub-Index	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
BCOMLC3T	Bloomberg Live Cattle 3-Month Forward	FBANM X14	Algonquin Inside FERC Natural Gas Basis Monthly Root Index	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
BCOMLH3	Bloomberg Lean Hogs Sub-Index 3-Month Forward	FBTMM Z14	Tetco M3 Inside Ferc Basis Monthly Virtual Index	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BCOMTR	Bloomberg Commodity Index Total Return	GOLDLNPM	London Gold Market Fixing Ltd. PM	RBCO	RBOB Gasoline Crack Spread
CDX.EM	Credit Derivatives Index - Emerging Markets	IBR	Indicador Bancario de Referencia	SLVRLND	London Silver Market Fixing Ltd.
CDX.HY	Credit Derivatives Index - High Yield	JETNWECO	NWE CIF Jet Fuel Crack Spread	SPGCCLP	S&P Goldman Sachs Commodity Crude Oil Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC0	JPMorgan Nic 0 Custom Index	SPGCENP	S&P GSCI Energy Official Close Index ER
CMBX	Commercial Mortgage-Backed Index	JMABNICP	JPMorgan Nic P Custom Index	SPGCGCP	S&P GSCI Gold Official Close Index ER
CPI	Consumer Price Index	JMC1DLH5	Dow Jones-UBS Lean Hogs Sub-Index 5-Month Forward	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	JMCU305E	JPMorgan Live Cattle Sub-Index	SPGSSIP	S&P GSCI Silver Index Excess Return
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	KOSPI	Korea Composite Stock Price Index	TRNGLU	FTSE EPRA/NAREIT Developed Index Net TRI USD
CSMFHGER	CS Multi-Asset Futures Copper High Grade Excess Return Index	LLSBRT 1H15	1st Half 2015 LLS-Brent Spread Calendar Swap	UKRPI	United Kingdom Retail Price Index
DTDBRTCO	Dated Brent Crack Calendar Swap	LLSBRT 2H15	2nd Half 2015 LLS-Brent Spread Calendar Swap	ULSD	Ultra-Low Sulfur Diesel
DWRTFT	Dow Jones Wilshire REIT Total Return Index	LLSBRT CAL15	2015 LLS-Brent Spread Calendar Swap

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	GNMA	Government National Mortgage Association
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	FHLMC	Federal Home Loan Mortgage Corp.	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	FNMA	Federal National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
ADR	American Depositary Receipt	FDIC	Federal Deposit Insurance Corp.	REIT	Real Estate Investment Trust
AID	Agency International Development	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	MBS	Mortgage-Backed Security	TBD	To Be Determined
CBO	Collateralized Bond Obligation	MSCI	Morgan Stanley Capital International	TBD %	Interest rate to be determined when loan settles
CDI	Brazil Interbank Deposit Rate	M-S-R	Mechanical Systems Review	THBFIX	Thai Baht Floating-Rate Fix
CDO	Collateralized Debt Obligation	NCUA	National Credit Union Administration	TIIE	Tasa de Interés Interbancaria de Equilibrio
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate
CLO	Collateralized Loan Obligation	oz.	Ounce	WTI	West Texas Intermediate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	YOY	Year-Over-Year
EONIA	Euro OverNight Index Average

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Peter G. Strelow
Peter G. Strelow
President, Principal Executive Officer

Date:	February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President, Principal Executive Officer

Date:	February 27, 2015

By:	/s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial Officer

Date:	February 27, 2015